UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21977

Invesco Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Semi-Annual Report to Shareholders

April 30, 2018

PIZ	Invesco DWA Developed Markets Momentum ETF
PIE	Invesco DWA Emerging Markets Momentum ETF
PXR	Invesco Emerging Markets Infrastructure ETF
PAF	Invesco FTSE RAFI Asia Pacific ex-Japan ETF
PXF	Invesco FTSE RAFI Developed Markets ex-U.S. ETF
PDN	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
PXH	Invesco FTSE RAFI Emerging Markets ETF
PAGG	Invesco Global Agriculture ETF
PBD	Invesco Global Clean Energy ETF
PSAU	Invesco Global Gold and Precious Metals ETF
PIO	Invesco Global Water ETF
IPKW	Invesco International BuyBack Achievers™ ETF
IDHQ	Invesco S&P International Developed Quality ETF

Effective June 4, 2018, the Funds’ names changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

2

Invesco DWA Developed Markets Momentum ETF (PIZ)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Industrials	24.3
Information Technology	19.3
Health Care	16.2
Consumer Discretionary	11.3
Financials	9.3
Materials	7.0
Consumer Staples	5.9
Utilities	3.8
Real Estate	1.5
Telecommunication Services	1.2
Money Market Fund Plus Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.8%
	Australia—5.2%
85,029	Aristocrat Leisure Ltd.	$1,711,935
249,095	Challenger Ltd.	2,016,473
47,908	CSL Ltd.	6,133,617
286,561	Qantas Airways Ltd.	1,244,972
89,569	SEEK Ltd.	1,307,534

		12,414,531

	Austria—2.2%
62,560	ams AG	5,169,275

	Belgium—1.1%
7,434	Ackermans & van Haaren NV	1,340,921
15,433	KBC Group NV	1,345,485

		2,686,406

	Canada—8.8%
134,435	Algonquin Power & Utilities Corp.	1,310,845
58,759	Canadian National Railway Co.	4,545,521
9,603	Constellation Software, Inc.	6,873,904
18,093	Dollarama, Inc.	2,085,998
23,415	Magna International, Inc.	1,385,046
25,610	Royal Bank of Canada	1,950,591
9,686	Shopify, Inc., Class A(a)	1,299,652
68,221	Teck Resources Ltd., Class B	1,715,170

		21,166,727

	China—1.0%
1,130,929	Sino Biopharmaceutical Ltd.	2,382,570

	Denmark—6.5%
204,901	Ambu A/S, Class B	4,754,022
16,830	DSV A/S	1,332,830
77,290	GN Store Nord A/S	2,711,425

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Denmark (continued)
103,135	Novo Nordisk A/S, Class B	$4,844,668
40,202	Novozymes A/S, Class B	1,896,252

		15,539,197

	Finland—2.8%
316,570	Wartsila Oyj Abp	6,714,204

	France—10.2%
11,804	Airbus SE	1,383,504
9,627	Dassault Systemes SE	1,243,868
8,605	Ipsen SA	1,393,883
3,406	Kering SA	1,965,760
4,576	LVMH Moet Hennessy Louis Vuitton SE	1,593,595
13,613	Pernod Ricard SA	2,259,010
64,326	Rubis SCA	4,990,850
14,397	Safran SA	1,689,329
6,676	SEB SA	1,279,078
9,120	Teleperformance	1,462,328
29,913	Ubisoft Entertainment SA(a)	2,852,322
36,165	Valeo SA	2,407,803

		24,521,330

	Germany—4.7%
17,282	adidas AG	4,251,462
8,226	MTU Aero Engines AG	1,416,176
16,362	Symrise AG	1,322,188
20,668	United Internet AG	1,337,647
20,864	Wirecard AG	2,837,993

		11,165,466

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco DWA Developed Markets Momentum ETF (PIZ) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Hong Kong—1.7%
775,200	China Gas Holdings Ltd.	$2,750,154
237,996	Techtronic Industries Co. Ltd.	1,391,955

		4,142,109

	Ireland—0.6%
13,945	Kerry Group PLC, Class A	1,419,313

	Israel—0.8%
21,257	Nice Ltd.(a)	2,020,260

	Japan—14.5%
127,000	Asahi Intecc Co. Ltd.	4,423,286
26,500	CyberAgent, Inc.	1,451,171
47,105	Daifuku Co. Ltd.	2,531,208
11,005	Hikari Tsushin, Inc.	1,780,964
2,447	Keyence Corp.	1,492,333
18,497	Koito Manufacturing Co. Ltd.	1,242,431
81,344	M3, Inc.	3,059,737
48,290	MISUMI Group, Inc.	1,337,160
114,864	Nexon Co. Ltd.(a)	1,672,181
173,912	Nihon M&A Center, Inc.	5,085,187
15,500	OBIC Co. Ltd.	1,294,551
68,531	Persol Holdings Co. Ltd.	1,626,303
40,063	Pigeon Corp.	1,872,540
39,148	Pola Orbis Holdings, Inc.	1,705,251
5,127	Ryohin Keikaku Co. Ltd.	1,750,657
16,843	SoftBank Group Corp.	1,304,509
29,632	Yaskawa Electric Corp.	1,208,169

		34,837,638

	Luxembourg—1.1%
4,680	Eurofins Scientific SE	2,517,884

	Netherlands—4.2%
25,805	Aalberts Industries NV	1,267,300
25,491	ASM International NV(b)	1,524,536
15,298	ASML Holding NV	2,892,872
64,784	Be Semiconductor Industries NV	4,472,236

		10,156,944

	New Zealand—2.3%
649,340	a2 Milk Co. Ltd.(a)	5,535,570

	Norway—0.6%
67,866	Telenor ASA	1,503,063

	Singapore—2.2%
145,010	Oversea-Chinese Banking Corp. Ltd.	1,498,720
566,483	UOL Group Ltd.	3,746,009

		5,244,729

	South Africa—0.8%
68,072	Mondi PLC	1,895,676

	Sweden—3.9%
8,937	Autoliv, Inc. SDR	1,206,437
51,701	Hexagon AB, Class B	2,981,777
28,513	Investor AB, Class B	1,239,315
34,862	Kinnevik AB, Class B	1,261,977
116,514	Trelleborg AB, Class B(b)	2,731,530

		9,421,036

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Switzerland—8.9%
1,069	Georg Fischer AG	$1,329,480
36,374	Kuehne + Nagel International AG	5,668,270
5,425	Lonza Group AG	1,327,490
3,049	Partners Group Holding AG	2,223,608
14,861	Schindler Holding AG	2,979,147
16,296	Schindler Holding AG-PC	3,364,920
193	Sika AG-BR	1,400,290
14,051	Temenos Group AG	1,766,241
8,626	Vifor Pharma AG	1,360,464

		21,419,910

	United Arab Emirates—1.7%
83,425	NMC Health PLC	4,088,284

	United Kingdom—14.0%
59,840	Anglo American PLC	1,405,070
83,509	Croda International PLC	5,104,440
40,250	Diageo PLC	1,432,360
273,388	DS Smith PLC	1,962,056
203,537	Halma PLC	3,420,926
89,040	Hargreaves Lansdown PLC	2,181,788
187,796	Hiscox Ltd.	3,839,315
107,991	IMI PLC	1,619,567
25,303	InterContinental Hotels Group PLC	1,595,764
121,810	Intermediate Capital Group PLC	1,816,481
20,594	Intertek Group PLC	1,382,984
414,583	Legal & General Group PLC	1,538,367
9,690,648	Rolls-Royce Holdings C Shares(a)	13,347
136,488	Rolls-Royce Holdings PLC	1,571,194
60,517	Spirax-Sarco Engineering PLC	4,795,930

		33,679,589

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $207,166,695)—99.8%	239,641,711

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.5%
3,616,179	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(c)(d) (Cost $3,616,179)	3,616,179

	Total Investments in Securities (Cost $210,782,874)—101.3%	243,257,890
	Other assets less liabilities—(1.3)%	(3,195,224)

	Net Assets—100.0%	$240,062,666

Investment Abbreviations:

BR—Bearer Shares

PC—Participation Certificate

SDR—Swedish Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco DWA Developed Markets Momentum ETF (PIZ) (continued)

April 30, 2018

(Unaudited)

(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco DWA Emerging Markets Momentum ETF (PIE)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Information Technology	23.5
Financials	15.9
Consumer Discretionary	15.1
Industrials	11.1
Consumer Staples	9.2
Real Estate	8.4
Materials	7.9
Health Care	5.8
Energy	2.6
Utilities	0.6
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.1%
	Brazil—8.6%
186,645	B2W Cia Digital(a)	$1,546,590
307,510	Centrais Eletricas Brasileiras SA(a)	1,681,399
144,690	CVC Brasil Operadora e Agencia de Viagens SA	2,405,761
143,675	Hypera SA	1,297,635
233,180	Localiza Rent A Car SA	1,864,664
331,440	Magazine Luiza SA	10,140,770
249,775	Petroleo Brasileiro SA(a)	1,763,901
341,420	Petroleo Brasileiro SA (Preference Shares)(a)	2,248,593
165,975	Vale SA	2,316,141

		25,265,454

	Chile—0.6%
18,555	Banco de Chile ADR(b)	1,818,390

	China—29.5%
1,112,018	Agile Group Holdings Ltd.	2,216,030
7,854	Alibaba Group Holding Ltd. ADR(a)	1,402,253
394,720	BOC Hong Kong (Holdings) Ltd.	2,054,510
6,270,597	China Aoyuan Property Group Ltd.	5,113,474
1,472,160	China Construction Bank Corp., H-Shares	1,560,650
2,708,839	China Jinmao Holdings Group Ltd.	1,553,184
390,317	China Merchants Bank Co. Ltd., H-Shares	1,720,762
2,714,973	China Molybdenum Co. Ltd., H-Shares	2,068,683
523,516	China Resources Beer Holdings Co. Ltd.	2,264,628
1,848,493	China Resources Cement Holdings Ltd.	1,959,604
3,202,919	China SCE Property Holdings Ltd.	1,620,181
1,982,651	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	1,528,371
3,771,520	CIFI Holdings Group Co. Ltd.	3,003,472
2,183,909	CSPC Pharmaceutical Group Ltd.	5,620,993

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
1,863,943	Greentown Service Group Co. Ltd.	$1,560,361
643,139	Guangzhou R&F Properties Co. Ltd., H-Shares	1,547,156
237,615	Health and Happiness H&H International Holdings Ltd.(a)	1,710,604
1,631,269	Kingdee International Software Group Co. Ltd.(a)	1,600,455
1,244,754	KWG Property Holding Ltd.	1,706,566
1,954,973	Logan Property Holdings Co. Ltd.	2,904,467
537,727	Longfor Properties Co. Ltd.	1,623,818
3,730,000	Lonking Holdings Ltd.	1,710,955
44,925	New Oriental Education & Technology Group, Inc. ADR	4,036,062
157,345	Ping An Insurance Group Co. of China Ltd., H-Shares	1,554,755
537,140	Shenzhou International Group Holdings Ltd.	5,899,591
1,272,966	Sinotruk Hong Kong Ltd.	1,501,948
2,581,453	SITC International Holdings Co. Ltd.	2,762,935
360,648	Sunny Optical Technology Group Co. Ltd.	5,978,442
145,771	Tencent Holdings Ltd.	7,262,315
1,064,793	TravelSky Technology Ltd., H-Shares	3,134,039
4,543,496	Yuzhou Properties Co. Ltd.	3,334,570
1,039,593	Zhongsheng Group Holdings Ltd.	2,993,636

		86,509,470

	Hungary—0.6%
39,254	OTP Bank Nyrt	1,717,043

	India—1.4%
22,958	HDFC Bank Ltd. ADR	2,199,606

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco DWA Emerging Markets Momentum ETF (PIE) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	India (continued)
101,572	Vedanta Ltd. ADR	$1,799,856

		3,999,462

	Malaysia—8.2%
2,316,700	AirAsia Group Bhd	2,273,301
5,587,880	Hartalega Holdings Bhd	8,360,101
11,103,965	My E.G. Services Bhd	7,414,907
3,230,615	Press Metal Aluminium Holdings Bhd	3,977,028
766,030	Top Glove Corp. Bhd	1,856,746

		23,882,083

	Philippines—1.7%
712,088	BDO Unibank, Inc.	1,812,230
176,127	SM Investments Corp.	3,199,246

		5,011,476

	South Africa—14.2%
59,187	Assore Ltd.	1,457,469
439,808	AVI Ltd.	4,016,623
121,838	Barloworld Ltd.	1,650,760
179,435	Bidvest Group Ltd. (The)	3,523,373
332,526	Clicks Group Ltd.	5,691,732
999,905	Coronation Fund Managers Ltd.	5,941,560
209,611	Discovery Ltd.	2,908,990
478,665	FirstRand Ltd.	2,567,450
76,237	Imperial Holdings Ltd.	1,467,915
2,134,393	Kap Industrial Holdings Ltd.	1,506,278
23,435	Naspers Ltd., Class N	5,743,304
105,624	Remgro Ltd.	1,901,253
306,202	Sanlam Ltd.	1,942,867
83,780	Standard Bank Group Ltd.	1,438,328

		41,757,902

	Taiwan—21.8%
1,157,770	Accton Technology Corp.	2,676,608
105,915	Airtac International Group	1,847,199
984,645	China Synthetic Rubber Corp.	1,417,737
317,705	Ennoconn Corp.	5,175,800
472,485	Formosa Plastics Corp.	1,668,825
693,435	Gigabyte Technology Co. Ltd.	1,532,816
147,635	Gourmet Master Co. Ltd.	1,714,046
1,563,030	Grand Pacific Petrochemical	1,743,362
127,290	Hiwin Technologies Corp.	1,936,035
1,966,250	King’s Town Bank Co. Ltd.	2,365,893
2,100,635	Lien Hwa Industrial Corp.	2,690,892
2,616,915	Macronix International(a)	4,205,780
413,435	Merry Electronics Co. Ltd.	1,921,394
1,528,415	Micro-Star International Co. Ltd.	4,824,969
529,485	Nanya Technology Corp.	1,664,344
263,740	President Chain Store Corp.	2,607,404
428,680	Taiwan Semiconductor Manufacturing Co. Ltd.	3,289,012
2,679,020	Tatung Co. Ltd.(a)	2,014,709
2,600,615	Walsin Lihwa Corp.	1,779,949
1,287,075	Walsin Technology Corp.	8,156,644
406,295	Yageo Corp.	8,610,243

		63,843,661

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Thailand—11.5%
1,143,061	Airports of Thailand PCL NVDR	$2,580,580
3,083,417	Bangchak Corp. PCL NVDR	3,541,631
8,614,333	Beauty Community PCL NVDR	6,359,758
2,858,138	CP ALL PCL NVDR	7,878,897
922,755	Indorama Ventures PCL NVDR	1,761,597
678,723	Kiatnakin Bank PCL NVDR	1,586,053
1,486,822	Muangthai Capital PCL NVDR	1,719,550
1,946,106	Thanachart Capital PCL NVDR	3,314,423
1,798,289	Tisco Financial Group PCL NVDR	5,056,975

		33,799,464

	Turkey—2.0%
650,233	Eregli Demir ve Celik Fabrikalari TAS	1,625,083
820,973	Petkim Petrokimya Holding AS	1,449,993
363,034	Tekfen Holding AS	1,373,461
371,483	Turk Hava Yollari AO(a)	1,526,962

		5,975,499

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $252,919,187)—100.1%	293,579,904

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.1%
307,000	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(c)(d) (Cost $307,000)	307,000

	Total Investments in Securities (Cost $253,226,187)—100.2%	293,886,904
	Other assets less liabilities—(0.2)%	(630,739)

	Net Assets—100.0%	$293,256,165

Investment Abbreviations:

ADR—American Depositary Receipt

NVDR—Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2018.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Emerging Markets Infrastructure ETF (PXR)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Industrials	49.8
Materials	45.1
Energy	2.0
Consumer Discretionary	1.3
Utilities	0.9
Financials	0.6
Real Estate	0.3
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Australia—0.4%
2,304	CIMIC Group Ltd.	$78,941

	Brazil—8.1%
69,028	Cia Siderurgica Nacional SA ADR(a)(b)	173,260
88,942	Gerdau SA (Preference Shares) ADR	415,359
32,500	Iochpe-Maxion SA	261,849
9,900	Magnesita Refratarios SA	163,217
38,963	Vale SA ADR	539,248
23,868	WEG SA	121,677

		1,674,610

	Chile—3.8%
121,408	Besalco SA	140,314
29,114	CAP SA	339,419
159,193	Salfacorp SA	304,609

		784,342

	China—26.1%
431,261	Angang Steel Co. Ltd., H-Shares	468,174
117,763	Anhui Conch Cement Co. Ltd., H-Shares	741,247
929,743	BBMG Corp., H-Shares	427,659
440,400	China Communications Construction Co. Ltd., H-Shares	510,641
329,081	China Machinery Engineering Corp., H-Shares	192,042
361,278	China Molybdenum Co. Ltd., H-Shares	275,277
286,639	China National Building Material Co. Ltd., H-Shares	338,930
187,903	China Railway Construction Corp. Ltd., H-Shares	223,379
384,819	China Railway Group Ltd., H-Shares	309,395
99,178	CSSC Offshore and Marine Engineering Group Company Ltd., H-Shares	129,655
134,762	Dongfang Electric Corp. Ltd., H-Shares(b)	105,773
269,320	Harbin Electric Co. Ltd., H-Shares	79,613
87,300	Huaxin Cement Co. Ltd., Class B	119,688
118,541	Jiangxi Copper Co. Ltd., H-Shares	170,073

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
186,229	Lonking Holdings Ltd.	$85,423
1,141,358	Metallurgical Corp. of China Ltd., H-Shares	366,479
1,016,855	Shanghai Electric Group Co. Ltd., H-Shares(b)	370,555
258,470	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	493,343

		5,407,346

	France—0.8%
3,778	Alstom SA	172,130

	Germany—1.9%
3,192	HeidelbergCement AG	313,385
424	HOCHTIEF AG	77,661

		391,046

	India—3.9%
25,104	Larsen & Toubro Ltd. GDR(c)	528,439
21,452	Mahindra & Mahindra Ltd. GDR(c)	279,949

		808,388

	Indonesia—6.0%
3,343,878	Aneka Tambang Tbk	203,096
691,195	PT Adhi Karya Persero Tbk	93,401
179,504	PT Indocement Tunggal Prakarsa Tbk	228,694
985,993	PT PP Persero Tbk(b)	172,217
289,175	PT Semen Indonesia (Persero) Tbk	200,578
36,030	PT United Tractors Tbk	88,311
206,842	PT Vale Indonesia Tbk(b)	46,981
457,618	PT Waskita Karya Persero Tbk	72,693
1,248,134	PT Wijaya Karya Persero Tbk(b)	142,195

		1,248,166

	Malaysia—5.6%
404,174	Dialog Group Bhd	317,282
474,600	Ekovest Bhd	99,190
166,284	Gamuda Bhd	217,841

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Emerging Markets Infrastructure ETF (PXR) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Malaysia (continued)
267,214	IJM Corp. Bhd	$202,956
135,100	Lafarge Malaysia Bhd(b)	144,621
190,233	Sunway Bhd	73,213
314,100	WCT Holdings Bhd(b)	98,469

		1,153,572

	Mexico—2.3%
34,457	Cemex SAB de CV-PC ADR(b)	213,978
11,343	Grupo Carso SAB de CV, Series A1	40,584
21,556	Promotora y Operadora de Infraestructura SAB de CV	219,942

		474,504

	Netherlands—0.7%
6,290	OCI NV(b)	149,788

	Philippines—0.6%
1,249,694	Metro Pacific Investments Corp.	123,159

	Poland—1.7%
13,532	KGHM Polska Miedz SA	361,651

	Russia—2.9%
6,748	Evraz PLC	42,587
2,633	Magnitogorsk Iron & Steel Works PJSC GDR(c)	26,225
37,237	Mechel PJSC ADR(b)	136,660
16,098	MMC Norilsk Nickel PJSC ADR	276,805
2,260	Novolipetsk Steel PJSC GDR(c)	57,969
4,147	Severstal PJSC GDR(c)	66,227

		606,473

	Singapore—0.6%
81,008	Sembcorp Marine Ltd.	130,929

	South Africa—6.2%
8,495	African Rainbow Minerals Ltd.	69,675
4,014	Assore Ltd.	98,844
632,842	PPC Ltd.(b)	443,566
64,023	Reunert Ltd.	400,023
22,108	Wilson Bayly Holmes-Ovcon Ltd.	282,058

		1,294,166

	Spain—1.3%
6,476	ACS Actividades de Construccion y Servicios SA	274,085

	Sweden—2.2%
11,623	Atlas Copco AB, Class A	457,449

	Switzerland—2.3%
20,366	ABB Ltd.	472,637

	Taiwan—12.3%
214,234	Asia Cement Corp.	229,900
297,845	China Steel Corp.	236,573
336,000	Chung Hung Steel Corp.(b)	122,650
228,000	CTCI Corp.	384,925
23,000	King Slide Works Co. Ltd.	326,112
290,000	TA Chen Stainless Pipe	333,260
371,573	Taiwan Cement Corp.	513,030
286,000	Tung Ho Steel Enterprise Corp.	238,281
77,000	United Integrated Services Co. Ltd.	166,823

		2,551,554

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Thailand—5.6%
167,748	CH Karnchang PCL NVDR	$127,565
1,116,807	Gunkul Engineering PCL NVDR	102,622
669,327	Italian-Thai Development PCL NVDR(b)	65,321
7,028	Siam Cement PCL (The) NVDR	104,218
8,532	Siam City Cement PCL NVDR	66,504
296,037	Sino-Thai Engineering & Construction PCL NVDR(b)	164,152
5,309,168	Superblock PCL NVDR(b)	193,458
234,978	Tipco Asphalt PCL NVDR	134,762
1,919,643	TPI Polene PCL NVDR	114,960
209,800	Unique Engineering & Construction PCL NVDR	85,755

		1,159,317

	Turkey—1.6%
88,261	Tekfen Holding AS	333,917

	United States—3.1%
9,142	Caesarstone Ltd.	168,670
3,217	Caterpillar, Inc.	464,406

		633,076

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $18,256,529)—100.0%	20,741,246

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.7%
141,867	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(d)(e) (Cost $141,867)	141,867

	Total Investments in Securities (Cost $18,398,396)—100.7%	20,883,113
	Other assets less liabilities—(0.7)%	(149,284)

	Net Assets—100.0%	$20,733,829

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-voting Depositary Receipt

PC—Participation Certificate

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2018.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2018 was $958,809, which represented 4.62% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco FTSE RAFI Asia Pacific ex-Japan ETF (PAF)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Financials	28.4
Information Technology	13.1
Materials	12.0
Real Estate	11.3
Industrials	9.8
Consumer Discretionary	7.8
Consumer Staples	5.3
Energy	4.9
Utilities	3.3
Telecommunication Services	2.9
Health Care	1.1
Other Assets Less Liabilities	0.1

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Australia—38.1%
6,869	AGL Energy Ltd.	$112,671
11,307	Amcor Ltd.	117,187
31,267	AMP Ltd.	95,352
11,191	APA Group	70,537
1,053	ASX Ltd.	46,602
25,045	Aurizon Holdings Ltd.	85,073
30,195	Australia & New Zealand Banking Group Ltd.	611,756
5,773	Bank of Queensland Ltd.	43,839
7,532	Bendigo & Adelaide Bank Ltd.	60,380
656,750	BGP Holdings PLC(a)(b)	0
40,164	BHP Billiton Ltd.	938,335
4,267	BlueScope Steel Ltd.	53,178
8,207	Boral Ltd.	42,622
14,647	Brambles Ltd.	109,126
4,515	Caltex Australia Ltd.	105,721
3,776	Challenger Ltd.	30,783
1,069	CIMIC Group Ltd.	36,627
8,612	Coca-Cola Amatil Ltd.	60,392
14,342	Commonwealth Bank of Australia	777,527
2,683	Computershare Ltd.	34,429
4,344	Crown Resorts Ltd.	42,497
1,128	CSL Ltd.	145,056
8,781	Dexus REIT	62,903
10,234	Downer EDI Ltd.	53,072
24,488	Fortescue Metals Group Ltd.	84,290
11,747	Goodman Group REIT	80,426
16,851	GPT Group (The) REIT	61,565
5,439	GrainCorp Ltd., Class A	36,499
2,803	Iluka Resources Ltd.	24,861
21,594	Incitec Pivot Ltd.	61,941

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Australia (continued)
23,227	Insurance Australia Group Ltd.	$138,510
9,350	LendLease Group	126,265
3,113	Macquarie Group Ltd.	255,405
24,188	Medibank Private Ltd.	53,497
21,884	Metcash Ltd.	59,469
49,631	Mirvac Group REIT	83,919
26,869	National Australia Bank Ltd.	587,166
4,087	Newcrest Mining Ltd.	65,249
7,322	Oil Search Ltd.	43,332
5,423	Orica Ltd.	81,380
25,394	Origin Energy Ltd.(a)	186,894
9,572	Qantas Airways Ltd.	41,691
24,831	QBE Insurance Group Ltd.	186,687
724	Ramsay Health Care Ltd.	35,354
16,944	Santos Ltd.(a)	78,532
56,811	Scentre Group REIT	172,822
3,801	Sonic Healthcare Ltd.	67,770
25,838	South32 Ltd.	72,554
7,984	Star Entertainment Group Ltd. (The)	31,821
37,377	Stockland REIT	116,806
15,713	Suncorp Group Ltd.	166,291
11,845	Tabcorp Holdings Ltd.	39,162
99,746	Telstra Corp. Ltd.	239,432
9,676	Transurban Group	84,726
2,493	Treasury Wine Estates Ltd.	35,887
34,467	Vicinity Centres REIT	63,482
10,518	Wesfarmers Ltd.	347,512
14,981	Westfield Corp. REIT	104,037
29,793	Westpac Banking Corp.	644,092

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco FTSE RAFI Asia Pacific ex-Japan ETF (PAF) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Australia (continued)
14,913	Woodside Petroleum Ltd.	$362,703
12,802	Woolworths Group Ltd.	269,227
4,252	WorleyParsons Ltd.	52,188

		8,979,109

	China—1.3%
33,392	BOC Hong Kong (Holdings) Ltd.	173,805
13,668	China Mengniu Dairy Co. Ltd.	44,409
30,760	Semiconductor Manufacturing International Corp.(a)	39,664
46,294	Want Want China Holdings Ltd.	41,113

		298,991

	Hong Kong—15.1%
61,069	AIA Group Ltd.	550,133
5,200	Bank of East Asia Ltd. (The)	22,925
12,725	Cathay Pacific Airways Ltd.	20,494
25,465	CK Asset Holdings Ltd.	220,800
28,683	CK Hutchison Holdings Ltd.	340,253
13,133	CLP Holdings Ltd.	136,379
6,654	Galaxy Entertainment Group Ltd.	58,840
3,598	Hang Lung Group Ltd.	10,911
28,794	Hang Lung Properties Ltd.	68,387
4,926	Hang Seng Bank Ltd.	125,280
12,353	Henderson Land Development Co. Ltd.	78,778
42,260	Hong Kong & China Gas Co. Ltd.	88,523
2,419	Hong Kong Exchanges & Clearing Ltd.	79,275
10,506	Hongkong Land Holdings Ltd.	76,168
72,219	Hutchison Port Holdings Trust	24,193
1,239	Jardine Matheson Holdings Ltd.	75,244
1,080	Jardine Strategic Holdings Ltd.	41,040
9,000	Kerry Properties Ltd.	43,233
88,765	Li & Fung Ltd.	44,901
18,500	Link REIT	164,062
16,313	MTR Corp. Ltd.	91,976
93,309	New World Development Co. Ltd.	137,914
49,820	Noble Group Ltd.(a)	3,123
40,372	PCCW Ltd.	25,052
8,467	Power Assets Holdings Ltd.	63,058
21,530	Sino Land Co. Ltd.	37,254
43,333	SJM Holdings Ltd.	43,729
19,379	Sun Hung Kai Properties Ltd.	313,096
8,610	Swire Pacific Ltd., Class A	85,571
15,000	Swire Pacific Ltd., Class B	25,381
13,400	Swire Properties Ltd.	47,721
6,000	Techtronic Industries Co. Ltd.	35,473
73,847	WH Group Ltd.(c)	77,063
40,388	Wharf Holdings Ltd. (The)	135,086
13,388	Wharf Real Estate Investment Co. Ltd.	100,646
4,471	Wheelock & Co. Ltd.	33,355
9,698	Yue Yuen Industrial Holdings Ltd.	27,618

		3,552,935

	Indonesia—0.1%
60,011	Golden Agri-Resources Ltd.	15,637

	Ireland—0.1%
1,816	James Hardie Industries PLC	32,365

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Macau—0.6%
18,879	Sands China Ltd.	$110,052
10,114	Wynn Macau Ltd.	37,823

		147,875

	New Zealand—0.5%
14,421	Fletcher Building Ltd.	64,116
27,047	Spark New Zealand Ltd.	65,938

		130,054

	Singapore—7.3%
20,851	Ascendas Real Estate Investment Trust REIT	42,047
29,702	CapitaLand Ltd.	84,347
22,294	CapitaLand Mall Trust REIT	35,359
4,030	City Developments Ltd.	38,564
31,199	ComfortDelGro Corp. Ltd.	53,017
14,481	DBS Group Holdings Ltd.	337,294
35,096	Genting Singapore PLC	31,013
1,316	Jardine Cycle & Carriage Ltd.	34,052
24,295	Keppel Corp. Ltd.	150,278
21,821	Oversea-Chinese Banking Corp. Ltd.	227,431
16,032	Sembcorp Industries Ltd.	37,173
5,963	Singapore Airlines Ltd.	48,999
25,840	Singapore Press Holdings Ltd.	53,083
16,366	Singapore Technologies Engineering Ltd.	43,138
88,849	Singapore Telecommunications Ltd.	236,206
9,383	United Overseas Bank Ltd.	213,590
23,876	Wilmar International Ltd.	58,786

		1,724,377

	South Korea—35.6%
5,070	BNK Financial Group, Inc.	49,606
144	CJ CheilJedang Corp.	46,245
27	CJ CheilJedang Corp. (Preference Shares)	3,438
372	CJ Corp.	56,598
657	Daelim Industrial Co. Ltd.	52,902
750	DB Insurance Co. Ltd.	44,169
332	Doosan Corp.	37,612
3,567	Doosan Heavy Industries & Construction Co. Ltd.(a)	59,781
3,873	Doosan Infracore Co. Ltd.(a)	37,169
272	E-MART, Inc.	68,761
986	GS Holdings Corp.	56,591
4,170	Hana Financial Group, Inc.	186,431
1,001	Hankook Tire Co. Ltd.	46,346
1,083	Hanwha Chemical Corp.	29,355
1,055	Hanwha Corp.	39,462
489	Hanwha Corp. (Preference Shares)	7,806
6,824	Hanwha Life Insurance Co. Ltd.	39,805
519	Hyosung Corp.	63,900
1,880	Hyundai Engineering & Construction Co. Ltd.	111,950
340	Hyundai Glovis Co. Ltd.	53,640
894	Hyundai Heavy Industries Co. Ltd.(a)	100,026
1,077	Hyundai Marine & Fire Insurance Co. Ltd.	38,571
1,093	Hyundai Mobis Co. Ltd.	253,793
2,419	Hyundai Motor Co.	362,380
390	Hyundai Motor Co. (Preference Shares)	37,611
647	Hyundai Motor Co. (2nd Preference Shares)	69,664
2,088	Hyundai Steel Co.	118,471

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco FTSE RAFI Asia Pacific ex-Japan ETF (PAF) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Korea (continued)
5,402	Industrial Bank of Korea	$85,224
4,650	KB Financial Group, Inc.	266,448
5,008	Kia Motors Corp.	155,203
7,354	Korea Electric Power Corp.	257,860
1,147	Korea Gas Corp.(a)	58,851
80	Korea Zinc Co. Ltd.	32,470
1,802	Korean Air Lines Co. Ltd.	57,617
1,036	KT&G Corp.	94,865
5,959	Kumho Tire Co., Inc.(a)	34,703
393	LG Chem Ltd.	132,466
64	LG Chem Ltd. (Preference Shares)	12,344
844	LG Corp.	64,087
5,778	LG Display Co. Ltd.	126,861
2,076	LG Electronics, Inc.	198,260
331	LG Electronics, Inc. (Preference Shares)	13,032
3,903	LG Uplus Corp.	44,948
132	Lotte Chemical Corp.	51,166
293	Lotte Shopping Co. Ltd.	70,229
463	LS Corp.	33,770
49	NAVER Corp.	32,849
1,347	POSCO	469,788
1,656	POSCO Daewoo Corp.	34,964
389	Samsung C&T Corp.	50,990
552	Samsung Electro-Mechanics Co. Ltd.	61,244
867	Samsung Electronics Co. Ltd.	2,151,163
155	Samsung Electronics Co. Ltd. (Preference Shares)	308,389
446	Samsung Fire & Marine Insurance Co. Ltd.	111,704
37	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	6,357
7,406	Samsung Heavy Industries Co. Ltd.(a)	50,966
874	Samsung Life Insurance Co. Ltd.	95,743
366	Samsung SDI Co. Ltd.	62,882
5,527	Shinhan Financial Group Co. Ltd.	246,582
334	SK Holdings Co. Ltd.	91,940
3,469	SK Hynix, Inc.	274,454
1,157	SK Innovation Co. Ltd.	212,865
5,973	SK Networks Co. Ltd.	31,429
371	SK Telecom Co. Ltd.	79,372
517	S-Oil Corp.	53,247
6,847	Woori Bank	102,893

		8,392,308

	United Kingdom—1.1%
4,179	Rio Tinto Ltd.	251,920

	United States—0.1%
2,064	Sims Metal Management Ltd.	25,224

	Total Investments in Securities (Cost $19,975,473)—99.9%	23,550,795
	Other assets less liabilities—0.1%	22,698

	Net Assets—100.0%	$23,573,493

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2018 represented less than 1% of the Fund’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Financials	26.6
Industrials	12.1
Consumer Discretionary	11.6
Energy	10.5
Materials	8.0
Consumer Staples	7.3
Health Care	5.9
Utilities	5.3
Telecommunication Services	5.2
Information Technology	4.6
Real Estate	2.8
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Australia—5.0%
45,090	AGL Energy Ltd.	$737,235
74,231	Amcor Ltd.	768,077
205,259	AMP Ltd.	623,105
73,461	APA Group	461,756
6,916	ASX Ltd.	305,019
164,414	Aurizon Holdings Ltd.	556,523
200,741	Australia & New Zealand Banking Group Ltd.	4,052,970
37,893	Bank of Queensland Ltd.	286,365
49,439	Bendigo & Adelaide Bank Ltd.	394,326
231,466	BGP Holdings PLC(a)(b)	0
266,187	BHP Billiton Ltd.	6,212,782
178,211	BHP Billiton PLC	3,779,421
28,013	BlueScope Steel Ltd.	345,305
53,869	Boral Ltd.	277,758
96,160	Brambles Ltd.	714,570
29,641	Caltex Australia Ltd.	691,741
24,784	Challenger Ltd.	200,631
7,017	CIMIC Group Ltd.	238,596
56,535	Coca-Cola Amatil Ltd.	395,320
95,164	Commonwealth Bank of Australia	5,141,521
17,614	Computershare Ltd.	224,696
28,513	Crown Resorts Ltd.	277,544
7,408	CSL Ltd.	948,439
57,642	Dexus REIT	411,848
67,185	Downer EDI Ltd.	345,799
160,761	Fortescue Metals Group Ltd.	551,248
77,119	Goodman Group REIT	526,877
110,623	GPT Group (The) REIT	403,167

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Australia (continued)
141,762	Incitec Pivot Ltd.	$404,346
152,494	Insurance Australia Group Ltd.	906,303
61,381	LendLease Group	825,826
21,047	Macquarie Group Ltd.	1,714,037
158,787	Medibank Private Ltd.	349,406
143,683	Metcash Ltd.	389,082
325,815	Mirvac Group REIT	549,505
178,740	National Australia Bank Ltd.	3,892,594
26,831	Newcrest Mining Ltd.	426,789
48,069	Oil Search Ltd.	283,333
35,599	Orica Ltd.	532,697
166,722	Origin Energy Ltd.(a)	1,219,372
62,842	Qantas Airways Ltd.	273,019
163,011	QBE Insurance Group Ltd.	1,222,105
4,757	Ramsay Health Care Ltd.	231,453
111,230	Santos Ltd.(a)	512,795
372,948	Scentre Group REIT	1,131,731
24,961	Sonic Healthcare Ltd.	444,192
169,621	South32 Ltd.	473,721
52,416	Star Entertainment Group Ltd. (The)	208,910
245,366	Stockland REIT	765,495
103,148	Suncorp Group Ltd.	1,088,713
77,760	Tabcorp Holdings Ltd.	255,998
654,806	Telstra Corp. Ltd.	1,565,260
63,523	Transurban Group	554,864
16,369	Treasury Wine Estates Ltd.	234,018
226,261	Vicinity Centres REIT	415,992
70,571	Wesfarmers Ltd.	2,323,757

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Australia (continued)
98,353	Westfield Corp. REIT	$681,334
197,914	Westpac Banking Corp.	4,262,607
99,952	Woodside Petroleum Ltd.	2,421,910
86,441	Woolworths Group Ltd.	1,813,508
27,913	WorleyParsons Ltd.	340,330

		62,587,641

	Austria—0.3%
4,886	ANDRITZ AG	262,708
21,939	Erste Group Bank AG	1,072,344
14,973	OMV AG	927,695
11,340	Raiffeisen Bank International AG(a)	381,475
10,776	voestalpine AG	567,161

		3,211,383

	Belgium—0.7%
25,793	Ageas	1,379,823
37,632	Anheuser-Busch InBev SA/NV(c)	3,727,772
6,488	bpost SA	141,337
5,131	Colruyt SA	288,670
14,836	KBC Group NV	1,293,437
16,415	Proximus SADP	501,239
6,053	Solvay SA	841,735
5,037	UCB SA	379,768
8,396	Umicore SA	467,164

		9,020,945

	Canada—7.0%
9,452	Agnico Eagle Mines Ltd.	398,371
21,759	Alimentation Couche-Tard, Inc., Class B	942,191
11,162	AltaGas Ltd.	215,499
46,746	ARC Resources Ltd.(c)	522,175
6,501	ATCO Ltd., Class I	197,015
52,045	Bank of Montreal(c)	3,958,741
94,377	Bank of Nova Scotia (The)	5,810,081
63,042	Barrick Gold Corp.	849,772
115,734	Baytex Energy Corp.(a)	519,108
24,927	BCE, Inc.	1,059,536
21,291	BlackBerry Ltd.(a)	223,215
148,142	Bombardier, Inc., Class B(a)	458,773
52,218	Brookfield Asset Management, Inc., Class A	2,072,916
39,109	Cameco Corp.	412,460
8,384	Canadian Apartment Properties REIT(c)	242,243
32,060	Canadian Imperial Bank of Commerce	2,796,731
26,283	Canadian National Railway Co.	2,033,219
80,409	Canadian Natural Resources Ltd.	2,905,375
4,163	Canadian Pacific Railway Ltd.	760,800
4,537	Canadian Tire Corp. Ltd., Class A	619,279
9,490	Canadian Utilities Ltd., Class A	242,071
12,287	Capital Power Corp.	233,673
23,971	Celestica, Inc.(a)	276,369
203,209	Cenovus Energy, Inc.	2,038,510
11,197	CGI Group, Inc., Class A(a)	649,836
17,733	CI Financial Corp.	373,763
28,235	Cominar Real Estate Investment Trust REIT	275,974

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Canada (continued)
157,148	Crescent Point Energy Corp.(c)	$1,379,083
21,413	Empire Co. Ltd., Class A	414,747
73,672	Enbridge, Inc.	2,234,958
55,102	Encana Corp.	687,297
23,209	Enerplus Corp.	269,756
1,559	Fairfax Financial Holdings Ltd.	864,452
12,839	Finning International, Inc.	324,393
27,562	Fortis, Inc.	926,653
3,907	Franco-Nevada Corp.	277,554
6,366	George Weston Ltd.	522,360
20,746	Gibson Energy, Inc.	268,155
7,771	Gildan Activewear, Inc.	226,714
65,538	Goldcorp, Inc.	871,147
19,696	Great-West Lifeco, Inc.	525,913
31,679	H&R Real Estate Investment Trust REIT	509,553
48,804	Husky Energy, Inc.	683,740
28,930	Hydro One Ltd.(d)	460,145
8,022	IGM Financial, Inc.	246,614
24,228	Imperial Oil Ltd.	754,650
7,797	Industrial Alliance Insurance & Financial Services, Inc.	328,010
7,854	Intact Financial Corp.	599,795
27,992	Inter Pipeline Ltd.	505,491
11,049	Keyera Corp.	297,955
71,286	Kinross Gold Corp.(a)	276,369
17,387	Loblaw Cos. Ltd.	885,659
33,529	Lundin Mining Corp.	222,315
33,374	Magna International, Inc.	1,974,141
164,717	Manulife Financial Corp.	3,113,298
4,489	Methanex Corp.	270,996
16,180	Metro, Inc.	514,196
23,676	National Bank of Canada	1,126,224
8,429	Onex Corp.	625,296
6,257	Open Text Corp.	221,249
10,164	Parkland Fuel Corp.	236,350
24,387	Pembina Pipeline Corp.	777,865
36,323	Power Corp. of Canada	864,476
23,694	Power Financial Corp.	615,661
28,593	RioCan Real Estate Investment Trust REIT	520,805
26,164	Rogers Communications, Inc., Class B	1,237,022
93,892	Royal Bank of Canada	7,151,305
10,326	Saputo, Inc.	335,326
38,823	Shaw Communications, Inc., Class B	799,204
9,176	SmartCentres Real Estate Investment Trust REIT	206,146
11,941	SNC-Lavalin Group, Inc.	524,325
46,410	Sun Life Financial, Inc.	1,918,741
124,791	Suncor Energy, Inc.	4,779,623
34,607	Teck Resources Ltd., Class B	870,068
15,625	TELUS Corp.	560,060
21,049	Thomson Reuters Corp.	847,740
114,372	Toronto-Dominion Bank (The)	6,433,453
21,469	Tourmaline Oil Corp.	404,444
50,813	TransCanada Corp.	2,157,853
82,609	Turquoise Hill Resources Ltd.(a)	244,872
8,682	Vermilion Energy, Inc.(c)	293,926

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Canada (continued)
3,212	West Fraser Timber Co. Ltd.	$217,908
17,448	Wheaton Precious Metals Corp.	362,720
5,514	WSP Global, Inc.	273,431
96,349	Yamana Gold, Inc.	277,334

		87,407,232

	Chile—0.0%
29,533	Antofagasta PLC	393,031

	China—0.2%
220,115	BOC Hong Kong (Holdings) Ltd.	1,136,973
86,712	China Mengniu Dairy Co. Ltd.	280,129
202,182	Semiconductor Manufacturing International Corp.(a)	262,460
306,571	Want Want China Holdings Ltd.	270,921

		1,950,483

	Denmark—0.8%
505	AP Moller—Maersk A/S, Class A	772,755
767	AP Moller—Maersk A/S, Class B	1,228,782
5,588	Carlsberg A/S, Class B	625,074
3,324	Coloplast A/S, Class B	281,808
41,984	Danske Bank A/S	1,463,424
4,801	DSV A/S	380,209
3,395	FLSmidth & Co. A/S	209,676
16,212	ISS A/S	566,328
4,675	Jyske Bank A/S	280,742
48,824	Novo Nordisk A/S, Class B	2,293,461
4,532	Novozymes A/S, Class B	213,766
6,051	Orsted A/S(d)	398,217
3,116	Pandora A/S	346,435
8,891	Vestas Wind Systems A/S	574,650

		9,635,327

	Finland—0.8%
8,170	Elisa Oyj	362,463
42,432	Fortum Oyj	977,535
6,677	Kesko Oyj, Class B	392,424
15,075	Kone Oyj, Class B	748,971
8,617	Metso Oyj	306,941
6,450	Neste Oyj	542,588
390,270	Nokia Oyj	2,355,645
7,996	Nokian Renkaat Oyj	319,989
26,699	Outokumpu Oyj	172,846
27,157	Sampo Oyj, Class A	1,461,512
34,072	Stora Enso Oyj, Class R	673,380
36,383	UPM-Kymmene Oyj	1,298,478
18,390	Wartsila Oyj Abp	390,038

		10,002,810

	France—9.8%
7,444	Accor SA	420,646
63,713	Air France-KLM(a)	622,804
21,733	Air Liquide SA	2,825,035
21,768	Airbus SE	2,551,348
9,864	Alstom SA	447,389
5,039	Arkema SA	658,927
4,134	Atos SE	557,267
245,655	AXA SA	7,025,760

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	France (continued)
115,688	BNP Paribas SA	$8,920,931
58,672	Bollore SA	291,120
24,930	Bouygues SA(c)	1,266,529
11,277	Bureau Veritas SA	293,888
7,245	Capgemini SE	994,826
114,597	Carrefour SA	2,346,194
19,359	Casino Guichard Perrachon SA(c)	1,003,101
56,053	Cie de Saint-Gobain	2,928,780
13,732	CIE Generale des Etablissements Michelin SCA	1,928,032
20,004	CNP Assurances(c)	511,671
124,573	Credit Agricole SA	2,047,696
29,380	Danone SA	2,369,772
1,842	Dassault Systemes SE	237,998
9,006	Edenred	309,332
7,157	Eiffage SA	850,452
109,470	Electricite de France SA	1,531,322
10,747	Elior Group(d)	219,381
360,855	Engie SA	6,327,339
6,321	Essilor International Cie Generale d’Optique SA	860,669
3,695	Eurazeo SA	323,730
16,812	Eutelsat Communications SA	363,700
5,873	Faurecia SA	479,303
2,846	Fonciere des Regions REIT	318,137
1,987	Gecina SA REIT	343,567
18,685	Getlink SE	263,904
543	Hermes International	351,015
2,528	ICADE REIT(c)	250,772
2,073	Imerys SA	188,720
1,936	Kering SA	1,117,355
13,673	Klepierre SA REIT(c)	559,097
18,028	Lagardere SCA	515,276
9,932	Legrand SA	770,611
8,099	L’Oreal SA(c)	1,940,630
8,048	LVMH Moet Hennessy Louis Vuitton SE	2,802,721
68,747	Natixis SA	562,418
8,432	Neopost SA	227,793
3,793	Nexity SA	236,501
271,659	Orange SA	4,940,504
8,042	Pernod Ricard SA	1,334,530
56,604	Peugeot SA	1,393,598
11,561	Publicis Groupe SA	864,493
22,741	Renault SA	2,461,692
44,717	Rexel SA	691,939
3,297	Rubis SCA	255,804
10,848	Safran SA	1,272,893
96,712	Sanofi(c)	7,637,505
33,353	Schneider Electric SE	3,014,267
19,158	SCOR SE(c)	777,844
114,046	Societe Generale SA	6,249,974
6,088	Sodexo SA	601,928
59,836	Suez	864,634
1,969	Teleperformance	315,715
4,703	Thales SA	595,283
280,447	Total SA	17,619,805

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	France (continued)
6,230	Unibail-Rodamco SE REIT	$1,492,199
14,489	Valeo SA	964,652
39,520	Vallourec SA(a)(c)	237,844
68,055	Veolia Environnement SA	1,612,220
31,583	Vinci SA(c)	3,155,236
111,281	Vivendi SA(c)	2,936,642
2,060	Wendel SA	310,357

		123,565,017

	Germany—9.2%
5,580	Aareal Bank AG	278,916
5,822	adidas AG	1,432,242
45,484	Allianz SE	10,765,334
4,482	Aurubis AG	399,459
73,537	BASF SE	7,643,657
49,275	Bayer AG	5,901,619
43,123	Bayerische Motoren Werke AG	4,817,796
7,299	Bayerische Motoren Werke AG (Preference Shares)	706,411
2,504	Beiersdorf AG	283,879
5,886	Bilfinger SE	280,889
10,768	Brenntag AG	616,504
20,448	Ceconomy AG	228,957
129,170	Commerzbank AG(a)	1,666,646
6,231	Continental AG	1,665,258
5,628	Covestro AG(d)	511,726
120,730	Daimler AG	9,521,876
295,760	Deutsche Bank AG	4,053,642
6,339	Deutsche Boerse AG	853,318
28,415	Deutsche Lufthansa AG	828,243
13,331	Deutsche Pfandbriefbank AG(d)	215,863
68,846	Deutsche Post AG	2,999,436
379,708	Deutsche Telekom AG	6,642,421
12,647	Deutsche Wohnen AG-BR	597,519
454,622	E.ON SE	4,974,019
13,528	Evonik Industries AG	481,064
11,288	Freenet AG	358,956
9,539	Fresenius Medical Care AG & Co. KGaA	971,328
21,103	Fresenius SE & Co. KGaA	1,611,924
8,518	GEA Group AG	333,010
5,626	Hannover Rueck SE	791,196
11,785	HeidelbergCement AG	1,156,128
4,626	Henkel AG & Co. KGaA	551,927
7,070	Henkel AG & Co. KGaA (Preference Shares)	900,324
1,901	HOCHTIEF AG	347,110
4,515	HUGO BOSS AG	423,590
26,689	Infineon Technologies AG	683,884
19,290	Innogy SE(d)	851,374
22,479	K+S AG	661,883
3,026	KION Group AG	252,614
6,696	LANXESS AG	496,104
2,911	LEG Immobilien AG	334,894
3,544	Leoni AG	222,165
10,544	Linde AG(a)	2,344,660
2,547	MAN SE	293,881
5,283	Merck KGaA	517,566

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Germany (continued)
46,278	METRO AG	$671,795
2,008	MTU Aero Engines AG	345,694
20,600	Muenchener Rueckversicherungs-Gesellschaft AG In Muenchen	4,722,589
4,336	OSRAM Licht AG	249,415
6,107	Porsche Automobil Holding SE (Preference Shares)	520,986
21,480	ProSiebenSat.1 Media SE	781,159
2,433	Rheinmetall AG	318,402
130,282	RWE AG	3,128,457
8,393	RWE AG (Preference Shares)	170,562
5,124	Salzgitter AG	280,949
29,097	SAP SE	3,244,715
55,594	Siemens AG	7,075,614
12,220	Suedzucker AG	203,598
3,532	Symrise AG	285,416
6,251	Talanx AG	281,766
65,043	Telefonica Deutschland Holding AG	310,930
46,055	thyssenkrupp AG	1,201,902
35,548	TUI AG	802,092
50,301	Uniper SE	1,557,221
4,289	Volkswagen AG	877,825
27,541	Volkswagen AG (Preference Shares)	5,706,154
20,580	Vonovia SE	1,032,613

		116,241,066

	Hong Kong—1.8%
406,766	AIA Group Ltd.	3,631,862
167,232	CK Asset Holdings Ltd.	1,441,728
192,514	CK Hutchison Holdings Ltd.	2,273,824
86,314	CLP Holdings Ltd.	893,658
44,882	Galaxy Entertainment Group Ltd.	392,730
191,596	Hang Lung Properties Ltd.	452,660
32,072	Hang Seng Bank Ltd.	811,333
80,250	Henderson Land Development Co. Ltd.	508,567
276,847	Hong Kong & China Gas Co. Ltd.	578,331
15,729	Hong Kong Exchanges & Clearing Ltd.	509,866
68,825	Hongkong Land Holdings Ltd.	498,981
8,240	Jardine Matheson Holdings Ltd.	500,415
7,310	Jardine Strategic Holdings Ltd.	276,600
57,782	Kerry Properties Ltd.	276,245
577,046	Li & Fung Ltd.	290,457
119,887	Link REIT	1,059,281
106,761	MTR Corp. Ltd.	599,621
612,793	New World Development Co. Ltd.	899,593
57,163	Power Assets Holdings Ltd.	424,442
142,247	Sino Land Co. Ltd.	246,133
282,018	SJM Holdings Ltd.	282,268
127,956	Sun Hung Kai Properties Ltd.	2,054,218
57,250	Swire Pacific Ltd., Class A	566,473
102,244	Swire Pacific Ltd., Class B	172,306
87,720	Swire Properties Ltd.	311,316
37,828	Techtronic Industries Co. Ltd.	221,243
486,088	WH Group Ltd.(d)	503,927
267,408	Wharf Holdings Ltd. (The)	890,422
88,472	Wharf Real Estate Investment Co. Ltd.	665,097
32,141	Wheelock & Co. Ltd.	238,665

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Hong Kong (continued)
63,699	Yue Yuen Industrial Holdings Ltd.	$181,400

		22,653,662

	Ireland—0.4%
34,778	Aib Group PLC	206,806
80,221	Bank of Ireland Group PLC	719,602
57,557	CRH PLC	2,041,779
11,927	James Hardie Industries PLC	211,842
3,799	Kerry Group PLC, Class A	386,660
2,711	Paddy Power Betfair PLC	267,185
17,874	Smurfit Kappa Group PLC	761,704

		4,595,578

	Israel—0.3%
71,043	Bank Hapoalim BM	485,122
92,852	Bank Leumi Le-Israel BM	547,481
303,107	Bezeq The Israeli Telecommunication Corp. Ltd.	381,954
66,270	Israel Chemicals Ltd.	296,520
133,521	Teva Pharmaceutical Industries Ltd.	2,407,367

		4,118,444

	Italy—3.4%
148,003	A2A SpA	297,235
222,316	Assicurazioni Generali SpA	4,484,865
31,068	Atlantia SpA	1,027,842
255,791	Banco Bpm SpA(a)	928,637
76,757	BPER Banca SpA	443,079
1,029,884	Enel SpA	6,526,473
467,543	Eni SpA	9,128,545
76,744	Hera SpA	284,172
1,207,154	Intesa Sanpaolo SpA	4,591,624
76,759	Intesa Sanpaolo SpA-RSP	304,402
59,712	Leonardo SpA	689,647
6,231	Luxottica Group SpA	388,960
40,843	Mediobanca Banca di Credito Finanziario SpA	495,740
24,474	Pirelli & C SpA(a)(d)	212,283
78,819	Poste Italiane SpA(d)	770,195
14,003	Prysmian SpA	411,353
96,943	Saipem SpA(a)	370,428
199,336	Snam SpA	956,339
23,674	Societa Cattolica di Assicurazioni SCRL	252,187
1,974,264	Telecom Italia SpA(a)	1,944,763
1,014,293	Telecom Italia SpA/Milano-RSP	870,787
96,753	Terna Rete Elettrica Nazionale SpA	580,065
236,401	Unicredit SpA	5,117,831
144,011	Unione di Banche Italiane SpA	741,435
136,938	Unipol Gruppo SpA	732,999
150,387	UnipolSai Assicurazioni SpA	404,501

		42,956,387

	Japan—21.0%
74,066	Aeon Co. Ltd.	1,477,269
12,390	Air Water, Inc.	239,364
18,737	Aisin Seiki Co. Ltd.	1,017,115
35,754	Ajinomoto Co., Inc.	654,228
21,176	Alfresa Holdings Corp.	467,546

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
13,065	Alps Electric Co. Ltd.	$289,896
21,157	Amada Holdings Co. Ltd.	254,638
9,595	ANA Holdings, Inc.	379,949
9,114	Aozora Bank Ltd.	368,558
22,512	Asahi Glass Co. Ltd.	934,014
16,360	Asahi Group Holdings Ltd.	827,681
95,676	Asahi Kasei Corp.	1,318,086
109,938	Astellas Pharma, Inc.	1,609,606
11,666	Bandai Namco Holdings, Inc.	395,271
5,885	Bank of Kyoto Ltd. (The)	353,880
14,014	Bic Camera, Inc.	228,919
53,959	Bridgestone Corp.	2,249,096
16,541	Brother Industries Ltd.	354,647
79,906	Canon, Inc.	2,767,592
15,426	Casio Computer Co. Ltd.	229,591
12,272	Central Japan Railway Co.	2,463,933
47,433	Chiba Bank Ltd. (The)	381,863
58,508	Chubu Electric Power Co., Inc.	916,184
4,906	Chugai Pharmaceutical Co. Ltd.	259,143
18,356	Chugoku Bank Ltd. (The)	213,210
36,364	Chugoku Electric Power Co., Inc. (The)	454,185
110,724	Concordia Financial Group Ltd.	644,562
13,310	Cosmo Energy Holdings Co. Ltd.	435,636
17,079	Credit Saison Co. Ltd.	306,006
30,020	Dai Nippon Printing Co. Ltd.	644,856
29,415	Daicel Corp.	339,941
4,082	Daido Steel Co. Ltd.	220,816
153,168	Dai-ichi Life Holdings, Inc.	3,033,530
29,865	Daiichi Sankyo Co. Ltd.	1,020,871
9,967	Daikin Industries Ltd.	1,164,881
4,244	Daito Trust Construction Co. Ltd.	713,510
46,126	Daiwa House Industry Co. Ltd.	1,690,338
167,612	Daiwa Securities Group, Inc.	1,029,349
7,465	Denka Co. Ltd.	266,380
36,357	Denso Corp.	1,912,460
15,433	Dentsu, Inc.	728,475
10,554	DIC Corp.	358,793
4,357	Don Quijote Holdings Co. Ltd.	234,369
24,623	East Japan Railway Co.	2,360,478
7,734	Ebara Corp.	296,143
14,190	Eisai Co. Ltd.	948,262
20,231	Electric Power Development Co. Ltd.	548,223
3,684	Familymart UNY Holdings Co. Ltd.	357,879
5,259	FANUC Corp.	1,132,301
1,288	Fast Retailing Co. Ltd.	566,623
48,353	Fuji Electric Co. Ltd.	345,864
33,509	FUJIFILM Holdings Corp.	1,348,934
39,704	Fujikura Ltd.	269,438
299,857	Fujitsu Ltd.	1,813,978
75,684	Fukuoka Financial Group, Inc.	405,308
6,083	Furukawa Electric Co. Ltd.	299,034
43,938	Gunma Bank Ltd. (The)	256,983
11,652	H2O Retailing Corp.	218,349
39,387	Hachijuni Bank Ltd. (The)	208,408
20,189	Hakuhodo DY Holdings, Inc.	282,471
12,182	Hankyu Hanshin Holdings, Inc.	480,378

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
6,072	Hanwa Co. Ltd.	$264,292
21,342	Haseko Corp.	336,440
30,199	Hino Motors Ltd.	368,984
33,827	Hiroshima Bank Ltd. (The)	257,818
5,946	Hitachi Construction Machinery Co. Ltd.	215,632
621,180	Hitachi Ltd.	4,534,823
20,236	Hitachi Metals Ltd.	232,272
37,391	Hokuriku Electric Power Co.(a)	381,001
156,224	Honda Motor Co. Ltd.	5,360,564
13,619	Hoya Corp.	727,416
26,283	Idemitsu Kosan Co. Ltd.	1,029,222
16,001	IHI Corp.	524,959
17,110	Iida Group Holdings Co. Ltd.	334,773
112,804	Inpex Corp.	1,443,367
46,294	Isetan Mitsukoshi Holdings Ltd.	515,294
45,225	Isuzu Motors Ltd.	691,033
134,770	ITOCHU Corp.	2,694,886
27,460	J Front Retailing Co. Ltd.	445,433
11,452	Japan Airlines Co. Ltd.	451,068
150,429	Japan Display, Inc.(a)(c)	198,714
17,676	Japan Exchange Group, Inc.	327,581
40,416	Japan Post Bank Co. Ltd.	548,528
247,518	Japan Post Holdings Co. Ltd.	3,004,641
15,006	Japan Post Insurance Co. Ltd.	368,448
74,448	Japan Tobacco, Inc.	1,997,867
71,651	JFE Holdings, Inc.	1,476,236
16,659	JGC Corp.	407,183
13,845	JSR Corp.	261,274
28,909	JTEKT Corp.	468,191
531,479	JXTG Holdings, Inc.	3,469,852
70,356	Kajima Corp.	678,324
27,289	Kaneka Corp.	268,610
74,116	Kansai Electric Power Co., Inc. (The)	1,033,715
15,132	Kao Corp.	1,086,240
17,020	Kawasaki Heavy Industries Ltd.	570,833
16,850	Kawasaki Kisen Kaisha Ltd.(a)(c)	388,967
140,573	KDDI Corp.	3,773,022
12,700	Keikyu Corp.	232,935
6,812	Keio Corp.	311,886
7,768	Kewpie Corp.	181,094
1,022	Keyence Corp.	623,279
5,220	Kikkoman Corp.	226,355
9,596	Kintetsu Group Holdings Co. Ltd.	390,680
48,969	Kirin Holdings Co. Ltd.	1,371,317
67,699	Kobe Steel Ltd.	695,000
4,453	Koito Manufacturing Co. Ltd.	299,105
46,542	Komatsu Ltd.	1,588,449
62,731	Konica Minolta, Inc.	537,341
60,039	Kubota Corp.	1,014,778
29,534	Kuraray Co. Ltd.	491,761
23,298	Kyocera Corp.	1,489,965
55,788	Kyushu Electric Power Co., Inc.	689,288
9,242	Kyushu Railway Co.	295,404
3,209	Lawson, Inc.	212,027
28,153	LIXIL Group Corp.	631,111
8,407	Makita Corp.	376,565

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
246,732	Marubeni Corp.	$1,856,423
13,091	Marui Group Co. Ltd.	271,311
90,161	Mazda Motor Corp.	1,253,644
79,540	Mebuki Financial Group, Inc.	308,928
16,198	Medipal Holdings Corp.	348,015
7,683	MEIJI Holdings Co. Ltd.	616,466
15,190	Minebea Mitsumi, Inc.	304,434
156,624	Mitsubishi Chemical Holdings Corp.	1,485,808
126,271	Mitsubishi Corp.	3,489,263
133,775	Mitsubishi Electric Corp.	2,054,456
60,377	Mitsubishi Estate Co. Ltd.	1,104,911
12,240	Mitsubishi Gas Chemical Co., Inc.	287,456
46,626	Mitsubishi Heavy Industries Ltd.	1,841,486
23,302	Mitsubishi Materials Corp.	711,251
55,363	Mitsubishi Motors Corp.	411,853
12,888	Mitsubishi Tanabe Pharma Corp.	244,620
1,386,015	Mitsubishi UFJ Financial Group, Inc.	9,286,965
196,883	Mitsui & Co. Ltd.	3,552,663
19,662	Mitsui Chemicals, Inc.	563,469
15,328	Mitsui E&S Holdings Co. Ltd.(a)	262,497
60,600	Mitsui Fudosan Co. Ltd.	1,552,257
4,964	Mitsui Mining & Smelting Co. Ltd.	211,171
21,942	Mitsui OSK Lines Ltd.	650,690
3,338,352	Mizuho Financial Group, Inc.	6,048,001
60,101	MS&AD Insurance Group Holdings, Inc.	2,016,823
7,769	Murata Manufacturing Co. Ltd.	980,646
14,974	Nagoya Railroad Co. Ltd.	392,170
28,859	NEC Corp.	792,518
17,495	NGK Insulators Ltd.	320,537
12,285	NGK Spark Plug Co. Ltd.	316,598
11,983	NH Foods Ltd.	524,000
23,921	NHK Spring Co. Ltd.	263,213
4,345	Nidec Corp.	679,574
25,336	Nikon Corp.	441,774
1,254	Nintendo Co. Ltd.	528,404
10,480	Nippon Electric Glass Co. Ltd.	302,165
9,267	Nippon Express Co. Ltd.	700,371
14,539	Nippon Paper Industries Co. Ltd.	278,623
35,813	Nippon Sheet Glass Co. Ltd.(a)	292,892
106,373	Nippon Steel & Sumitomo Metal Corp.	2,318,479
86,994	Nippon Telegraph & Telephone Corp.	4,138,028
39,616	Nippon Yusen KK	844,996
312,119	Nissan Motor Co. Ltd.	3,279,387
15,262	Nisshin Seifun Group, Inc.	333,763
15,024	Nisshinbo Holdings, Inc.	211,660
1,507	Nitori Holdings Co. Ltd.	253,359
8,208	Nitto Denko Corp.	609,109
13,836	NOK Corp.	283,463
335,087	Nomura Holdings, Inc.	1,930,218
12,221	Nomura Real Estate Holdings, Inc.	303,557
34,954	NSK Ltd.	468,769
62,654	NTN Corp.	276,182
47,066	NTT Data Corp.	507,113
92,147	NTT DoCoMo, Inc.	2,387,359
65,603	Obayashi Corp.	756,600
16,971	Odakyu Electric Railway Co. Ltd.	366,173

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
106,087	OJI Holdings Corp.	$746,511
10,717	Olympus Corp.	398,906
8,836	OMRON Corp.	477,580
12,006	Ono Pharmaceutical Co. Ltd.	278,083
3,221	Oriental Land Co. Ltd.	320,621
101,023	ORIX Corp.	1,774,145
35,074	Osaka Gas Co. Ltd.	754,528
24,230	Otsuka Holdings Co. Ltd.	1,265,786
190,911	Panasonic Corp.	2,826,481
35,514	Rakuten, Inc.	251,955
29,614	Recruit Holdings Co. Ltd.	681,396
27,074	Rengo Co. Ltd.	231,972
230,121	Resona Holdings, Inc.	1,309,329
98,851	Ricoh Co. Ltd.	964,892
3,606	Rohm Co. Ltd.	330,079
14,124	Santen Pharmaceutical Co. Ltd.	237,315
12,452	SBI Holdings, Inc.	314,870
10,600	Secom Co. Ltd.	794,528
16,457	Sega Sammy Holdings, Inc.	270,110
14,014	Seibu Holdings, Inc.	236,800
24,114	Seiko Epson Corp.	451,648
14,088	Seino Holdings Co. Ltd.	263,651
27,343	Sekisui Chemical Co. Ltd.	484,765
59,797	Sekisui House Ltd.	1,092,427
65,915	Seven & i Holdings Co. Ltd.	2,894,417
8,760	Sharp Corp.(c)	255,076
22,134	Shikoku Electric Power Co., Inc.	280,752
2,202	Shimano, Inc.	292,594
55,127	Shimizu Corp.	544,431
15,487	Shin-Etsu Chemical Co. Ltd.	1,540,735
15,942	Shinsei Bank Ltd.	247,596
8,748	Shionogi & Co. Ltd.	450,411
8,851	Shiseido Co. Ltd.	573,672
41,667	Shizuoka Bank Ltd. (The)	423,429
7,561	Showa Denko K.K.	252,552
33,068	Showa Shell Sekiyu K.K.	467,500
1,403	SMC Corp.	534,916
56,196	SoftBank Group Corp.	4,352,443
226,930	Sojitz Corp.	747,853
40,251	Sompo Holdings, Inc.	1,686,496
72,057	Sony Corp.	3,545,232
16,627	Sony Financial Holdings, Inc.	302,851
6,691	Stanley Electric Co. Ltd.	242,447
50,042	Subaru Corp.	1,678,957
179,839	Sumitomo Chemical Co. Ltd.	1,032,393
124,272	Sumitomo Corp.	2,234,444
87,884	Sumitomo Electric Industries Ltd.	1,347,196
17,744	Sumitomo Forestry Co. Ltd.	294,639
9,328	Sumitomo Heavy Industries Ltd.	355,907
13,970	Sumitomo Metal Mining Co. Ltd.	594,726
158,089	Sumitomo Mitsui Financial Group, Inc.	6,555,236
41,796	Sumitomo Mitsui Trust Holdings, Inc.	1,774,587
21,692	Sumitomo Realty & Development Co. Ltd.	859,322
21,004	Sumitomo Rubber Industries Ltd.	375,644
7,037	Suntory Beverage & Food Ltd.	345,931
7,098	Suzuken Co. Ltd.	305,520

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
24,433	Suzuki Motor Corp.	$1,315,374
62,631	T&D Holdings, Inc.	1,060,710
13,368	Taiheiyo Cement Corp.	506,377
14,217	Taisei Corp.	765,369
35,738	Takashimaya Co. Ltd.	307,002
45,094	Takeda Pharmaceutical Co. Ltd.	1,893,920
9,098	TDK Corp.	774,608
19,953	Teijin Ltd.	375,440
8,094	Terumo Corp.	457,603
14,604	Tobu Railway Co. Ltd.	465,780
7,138	Toho Gas Co. Ltd.	216,570
34,413	Tohoku Electric Power Co., Inc.	443,744
64,628	Tokio Marine Holdings, Inc.	3,045,711
263,343	Tokyo Electric Power Co. Holdings, Inc.(a)	1,248,076
3,488	Tokyo Electron Ltd.	668,465
40,786	Tokyo Gas Co. Ltd.	1,092,845
14,526	Tokyo Tatemono Co. Ltd.	221,292
36,854	Tokyu Corp.	620,043
51,659	Tokyu Fudosan Holdings Corp.	405,682
72,084	Toppan Printing Co. Ltd.	602,839
111,776	Toray Industries, Inc.	1,043,958
377,349	Toshiba Corp.(a)	1,008,302
20,590	Tosoh Corp.	365,417
5,851	TOTO Ltd.	330,831
22,688	Toyo Seikan Group Holdings Ltd.	357,244
5,613	Toyo Suisan Kaisha Ltd.	221,083
10,184	Toyoda Gosei Co. Ltd.	258,171
13,973	Toyota Industries Corp.	826,185
227,343	Toyota Motor Corp.	14,877,309
23,035	Toyota Tsusho Corp.	827,291
11,577	Ube Industries Ltd.	353,367
10,001	Unicharm Corp.	281,042
16,943	West Japan Railway Co.	1,199,984
50,230	Yahoo! Japan Corp.(c)	206,566
86,052	Yamada Denki Co. Ltd.(c)	451,395
20,442	Yamaguchi Financial Group, Inc.	255,560
6,187	Yamaha Corp.	299,102
18,663	Yamaha Motor Co. Ltd.	594,412
25,733	Yamato Holdings Co. Ltd.	662,579
12,882	Yamazaki Baking Co. Ltd.	281,817
11,692	Yokogawa Electric Corp.	257,935
10,792	Yokohama Rubber Co. Ltd. (The)	253,975

		263,450,953

	Jersey Island—0.0%
3,212	Randgold Resources Ltd.	260,223

	Luxembourg—0.3%
66,690	Arcelormittal(a)	2,246,386
3,746	RTL Group SA	308,265
48,842	SES SA FDR, Class A(c)	753,523
31,161	Tenaris SA	583,530

		3,891,704

	Macau—0.1%
123,451	Sands China Ltd.	712,402
65,472	Wynn Macau Ltd.	241,924

		954,326

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Netherlands—4.9%
33,242	ABN AMRO Group NV CVA(d)	$1,031,327
376,595	Aegon NV	2,753,441
13,345	Akzo Nobel NV(c)	1,201,896
30,278	Altice NV, Class A(a)	289,093
4,556	Altice NV, Class B(a)	43,302
4,603	ASML Holding NV	870,433
14,613	ASR Nederland NV	689,326
8,156	Boskalis Westminster NV	241,250
4,367	Gemalto NV	263,177
6,628	Heineken Holding NV(c)	671,817
9,966	Heineken NV	1,048,513
326,716	ING Groep NV	5,483,995
121,741	Koninklijke Ahold Delhaize NV	2,936,313
48,594	Koninklijke BAM Groep NV(c)	230,541
9,189	Koninklijke DSM NV	948,692
319,803	Koninklijke KPN NV(c)	991,923
61,985	Koninklijke Philips NV	2,617,976
38,841	NN Group NV	1,854,219
11,355	Philips Lighting NV(d)	345,237
8,772	Randstad NV	563,707
548,511	Royal Dutch Shell PLC, Class A	19,073,953
453,032	Royal Dutch Shell PLC, Class B	16,190,790
14,418	SBM Offshore NV	241,576
11,652	Wolters Kluwer NV	628,978

		61,211,475

	New Zealand—0.1%
101,605	Fletcher Building Ltd.	451,738
177,552	Spark New Zealand Ltd.	431,439

		883,177

	Norway—0.7%
79,708	DNB ASA	1,488,878
15,374	Gjensidige Forsikring ASA	243,474
28,009	Marine Harvest ASA	609,195
94,351	Norsk Hydro ASA	585,858
45,930	Orkla ASA	425,169
135,548	Statoil ASA	3,477,065
41,419	Storebrand ASA	354,141
53,390	Telenor ASA	1,182,456
19,928	Yara International ASA	838,116

		9,204,352

	Portugal—0.2%
675,785	Banco Comercial Portugues SA, Class R(a)	225,594
320,051	EDP-Energias de Portugal SA	1,189,444
40,441	Galp Energia SGPS SA	774,893
13,636	Jeronimo Martins SGPS SA	238,578

		2,428,509

	Singapore—0.9%
136,966	Ascendas Real Estate Investment Trust REIT	275,157
195,255	CapitaLand Ltd.	551,456
146,120	CapitaLand Mall Trust REIT	231,321
26,635	City Developments Ltd.	254,126
204,626	ComfortDelGro Corp. Ltd.	348,260
97,450	DBS Group Holdings Ltd.	2,254,523

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Singapore (continued)
230,270	Genting Singapore PLC	$203,978
159,477	Keppel Corp. Ltd.	978,356
143,151	Oversea-Chinese Banking Corp. Ltd.	1,479,507
105,420	Sembcorp Industries Ltd.	244,967
39,278	Singapore Airlines Ltd.	321,105
169,731	Singapore Press Holdings Ltd.	347,066
107,520	Singapore Technologies Engineering Ltd.	281,837
583,275	Singapore Telecommunications Ltd.	1,552,345
61,441	United Overseas Bank Ltd.	1,389,819
156,626	Wilmar International Ltd.	383,754

		11,097,577

	South Africa—0.1%
52,059	Investec PLC	413,020
20,949	Mondi PLC	583,390

		996,410

	South Korea—4.4%
33,283	BNK Financial Group, Inc.	323,575
947	CJ CheilJedang Corp.	303,401
170	CJ CheilJedang Corp. (Preference Shares)	21,624
2,437	CJ Corp.	368,838
4,312	Daelim Industrial Co. Ltd.	345,593
4,922	DB Insurance Co. Ltd.	289,049
2,179	Doosan Corp.	245,526
23,419	Doosan Heavy Industries & Construction Co. Ltd.(a)	389,203
25,420	Doosan Infracore Co. Ltd.(a)	241,870
1,781	E-MART, Inc.	448,473
6,474	GS Holdings Corp.	370,317
27,377	Hana Financial Group, Inc.	1,216,860
6,571	Hankook Tire Co. Ltd.	303,587
7,109	Hanwha Chemical Corp.	191,173
6,928	Hanwha Corp.	257,688
3,215	Hanwha Corp. (Preference Shares)	51,246
44,802	Hanwha Life Insurance Co. Ltd.	260,714
3,404	Hyosung Corp.	416,185
12,348	Hyundai Engineering & Construction Co. Ltd.	733,297
2,228	Hyundai Glovis Co. Ltd.	351,499
5,875	Hyundai Heavy Industries Co. Ltd.(a)	650,011
7,072	Hyundai Marine & Fire Insurance Co. Ltd.	252,778
7,392	Hyundai Mobis Co. Ltd.	1,711,867
16,219	Hyundai Motor Co.	2,426,200
2,561	Hyundai Motor Co. (Preference Shares)	246,377
4,247	Hyundai Motor Co. (2nd Preference Shares)	456,729
13,704	Hyundai Steel Co.	775,738
35,468	Industrial Bank of Korea	556,592
30,526	KB Financial Group, Inc.	1,740,758
32,873	Kia Motors Corp.	1,016,815
48,275	Korea Electric Power Corp.	1,692,710
7,530	Korea Gas Corp.(a)	385,767
525	Korea Zinc Co. Ltd.	212,510
11,832	Korean Air Lines Co. Ltd.	375,710
6,797	KT&G Corp.	620,834
39,109	Kumho Tire Co., Inc.(a)	227,759

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Korea (continued)
2,583	LG Chem Ltd.	$862,404
424	LG Chem Ltd. (Preference Shares)	81,291
5,539	LG Corp.	418,393
37,927	LG Display Co. Ltd.	828,516
13,628	LG Electronics, Inc.	1,291,546
2,173	LG Electronics, Inc. (Preference Shares)	85,303
25,622	LG Uplus Corp.	293,513
873	Lotte Chemical Corp.	336,795
1,903	Lotte Shopping Co. Ltd.	453,168
3,044	LS Corp.	220,883
330	NAVER Corp.	220,139
8,971	POSCO	3,086,038
10,873	POSCO Daewoo Corp.	227,896
2,555	Samsung C&T Corp.	332,890
3,626	Samsung Electro-Mechanics Co. Ltd.	398,345
5,723	Samsung Electronics Co. Ltd.	14,199,663
1,039	Samsung Electronics Co. Ltd. (Preference Shares)	2,067,202
2,921	Samsung Fire & Marine Insurance Co. Ltd.	730,476
236	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	40,547
48,618	Samsung Heavy Industries Co. Ltd.(a)	332,258
5,732	Samsung Life Insurance Co. Ltd.	627,914
2,398	Samsung SDI Co. Ltd.	408,568
36,277	Shinhan Financial Group Co. Ltd.	1,609,731
2,194	SK Holdings Co. Ltd.	600,697
23,389	SK Hynix, Inc.	1,831,355
7,598	SK Innovation Co. Ltd.	1,390,298
39,215	SK Networks Co. Ltd.	205,999
2,433	SK Telecom Co. Ltd.	520,519
3,394	S-Oil Corp.	347,368
44,949	Woori Bank	671,781

		55,200,369

	Spain—3.9%
32,249	Abertis Infraestructuras SA	711,468
3,729	Acciona SA	312,031
46,521	ACS Actividades de Construccion y Servicios SA	1,956,747
2,109	Aena SME SA(d)	434,907
9,914	Amadeus IT Group SA	722,847
596,427	Banco Bilbao Vizcaya Argentaria SA	4,833,356
553,446	Banco de Sabadell SA	1,081,851
2,196,474	Banco Santander SA(c)	14,169,208
108,837	Bankia SA(c)	478,015
33,880	Bankinter SA	354,147
290,583	CaixaBank SA	1,413,151
96,384	Distribuidora Internacional de Alimentacion SA	446,350
18,782	Enagas SA	546,449
67,302	Endesa SA	1,571,128
38,666	Ferrovial SA	824,560
41,906	Gas Natural SDG SA	1,054,914
10,148	Grifols SA	284,132
7,752	Grifols SA (Preference Shares), Class B	160,461
496,990	Iberdrola SA	3,833,192
33,491	Industria de Diseno Textil SA(c)	1,037,908

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Spain (continued)
160,668	Mapfre SA	$558,272
28,540	Red Electrica Corp. SA	594,340
197,059	Repsol SA	3,752,883
791,744	Telefonica SA	8,066,878

		49,199,195

	Sweden—2.1%
14,967	Alfa Laval AB(c)	371,941
32,614	Assa Abloy AB, Class B	682,398
22,097	Atlas Copco AB, Class A	861,231
13,295	Atlas Copco AB, Class B	470,189
13,395	Boliden AB	466,979
15,489	Castellum AB	251,218
17,504	Electrolux AB, Series B	460,871
27,538	Essity AB, Class B	698,218
19,526	Getinge AB, Class B(c)	182,100
104,633	Hennes & Mauritz AB, Class B	1,792,991
6,314	Hexagon AB, Class B	364,150
20,243	Husqvarna AB, Class B	195,278
6,275	ICA Gruppen AB	195,578
13,394	Industrivarden AB, Class A	294,998
10,646	Industrivarden AB, Class C	225,061
515	NCC AB, Class A	9,619
11,938	NCC AB, Class B	220,435
323,311	Nordea Bank AB	3,284,658
55,519	Sandvik AB	945,985
27,891	Securitas AB, Class B(c)	450,439
123,336	Skandinaviska Enskilda Banken AB, Class A	1,161,986
1,740	Skandinaviska Enskilda Banken AB, Class C	17,593
42,387	Skanska AB, Class B	830,481
31,703	SKF AB, Class B	644,365
19,591	SSAB AB, Class A	110,246
41,809	SSAB AB, Class B	188,202
23,288	Svenska Cellulosa AB (SCA), Class B	258,831
117,105	Svenska Handelsbanken AB, Class A	1,309,440
2,774	Svenska Handelsbanken AB, Class B	33,127
91,918	Swedbank AB, Class A	2,004,713
8,901	Swedish Match AB	398,457
32,901	Tele2 AB, Class B	428,324
4,923	Telefonaktiebolaget LM Ericsson, Class A	37,783
398,140	Telefonaktiebolaget LM Ericsson, Class B	3,023,998
333,209	Telia Co. AB	1,636,525
12,424	Trelleborg AB, Class B(c)	291,266
104,045	Volvo AB, Class B	1,760,268

		26,559,942

	Switzerland—5.8%
128,209	ABB Ltd.	2,990,359
15,082	Adecco Group AG	999,351
12,887	Aryzta AG(a)(c)	271,642
4,413	Baloise Holding AG	699,232
3	Chocoladefabriken Lindt & Spruengli AG	227,987
28	Chocoladefabriken Lindt & Spruengli AG-PC	179,842
21,506	Cie Financiere Richemont SA	2,044,635

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Switzerland (continued)
11,382	Clariant AG	$263,094
9,054	Coca-Cola HBC AG	304,266
194,849	Credit Suisse Group AG	3,277,368
1,707	Dufry AG(a)	241,750
18,731	Ferguson PLC	1,431,664
985	Geberit AG	420,908
180	Georg Fischer AG	223,860
358	Givaudan SA	798,969
1,312,580	Glencore PLC	6,322,121
668	Helvetia Holding AG	397,185
7,729	Julius Baer Group Ltd.	459,354
2,817	Kuehne + Nagel International AG	438,982
38,972	LafargeHolcim Ltd.	2,165,539
1,498	Lonza Group AG	366,558
158,522	Nestle SA	12,268,803
114,906	Novartis AG	8,847,950
2,332	PSP Swiss Property AG	218,036
35,331	Roche Holding AG	7,847,309
1,339	Roche Holding AG-BR	305,248
603	Schindler Holding AG	120,882
1,291	Schindler Holding AG-PC	266,575
227	SGS SA	551,216
51	Sika AG-BR	370,025
1,529	Sonova Holding AG	252,979
21,512	STMicroelectronics NV	468,635
2,477	Swatch Group AG (The)	220,559
1,602	Swatch Group AG (The)-BR	772,009
3,502	Swiss Life Holding AG	1,227,044
4,887	Swiss Prime Site AG	459,000
42,396	Swiss RE AG	4,038,694
1,671	Swisscom AG	802,232
230,089	UBS Group AG	3,870,123
1,814	Vifor Pharma AG	286,098
18,042	Zurich Insurance Group AG	5,761,635

		73,479,718

	United Kingdom—15.4%
50,395	3i Group PLC	651,869
13,364	Admiral Group PLC	365,533
29,925	Aggreko PLC	301,445
64,477	Anglo American PLC	1,513,949
16,939	Ashtead Group PLC	471,180
17,909	Associated British Foods PLC	664,819
79,846	AstraZeneca PLC	5,600,648
487,435	Aviva PLC	3,545,185
28,008	Babcock International Group PLC	283,215
249,827	BAE Systems PLC	2,097,491
97,315	Balfour Beatty PLC	393,487
2,250,137	Barclays PLC	6,423,145
74,899	Barratt Developments PLC	574,691
49,686	BBA Aviation PLC	217,686
33,691	Beazley PLC	274,481
7,019	Bellway PLC	319,084
9,669	Berkeley Group Holdings PLC (The)	541,678
2,498,567	BP PLC	18,469,041
91,918	British American Tobacco PLC	5,053,487
74,923	British Land Co. PLC (The) REIT	690,888

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United Kingdom (continued)
1,028,330	BT Group PLC	$3,522,480
19,213	Bunzl PLC	556,541
21,977	Burberry Group PLC	551,274
137,884	Capita PLC	362,496
100,711	Carillion PLC(b)	0
1,151,223	Centrica PLC	2,433,819
10,503	Close Brothers Group PLC	221,603
78,985	CNH Industrial NV, Class A	972,903
147,634	Cobham PLC(a)	232,979
78,332	Compass Group PLC	1,683,093
4,902	Croda International PLC	299,632
65,741	CYBG PLC	272,655
6,753	DCC PLC	649,883
5,698	Derwent London PLC REIT	250,079
94,397	Diageo PLC	3,359,267
174,932	Direct Line Insurance Group PLC	900,010
166,805	Dixons Carphone PLC	464,200
61,006	DS Smith PLC	437,829
16,673	easyJet PLC	363,310
34,581	Experian PLC	789,843
176,103	Fiat Chrysler Automobiles NV(a)	3,926,422
156,994	G4S PLC	558,332
421,239	GlaxoSmithKline PLC	8,456,936
44,566	Greene King PLC	335,765
66,067	Hammerson PLC REIT	497,455
84,754	Hays PLC	208,711
19,023	Hiscox Ltd.	388,908
1,837,801	HSBC Holdings PLC	18,325,379
20,080	IG Group Holdings PLC	228,936
16,471	IMI PLC	247,020
83,595	Imperial Brands PLC	2,986,359
49,094	Inchcape PLC	490,539
37,791	Informa PLC	384,126
54,910	Inmarsat PLC	283,095
9,545	InterContinental Hotels Group PLC	601,967
19,547	Intermediate Capital Group PLC	291,493
82,426	International Consolidated Airlines Group SA	711,641
4,003	Intertek Group PLC	268,820
115,017	Intu Properties PLC REIT	308,647
310,269	ITV PLC	644,784
375,593	J Sainsbury PLC	1,592,187
39,848	John Wood Group PLC	310,499
19,461	Johnson Matthey PLC	880,869
247,274	Kingfisher PLC	1,030,659
68,891	Land Securities Group PLC REIT	933,671
730,674	Legal & General Group PLC	2,711,266
5,929,652	Lloyds Banking Group PLC	5,272,723
7,056	London Stock Exchange Group PLC	417,151
100,099	Man Group PLC	248,302
280,012	Marks & Spencer Group PLC	1,105,157
60,807	Meggitt PLC	394,954
7,690	Micro Focus International PLC	133,246
444,499	National Grid PLC	5,150,700
26,198	Nex Group PLC	355,427
10,424	Next PLC	751,374

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United Kingdom (continued)
483,564	Old Mutual PLC	$1,671,581
90,102	Pearson PLC	1,030,499
40,033	Pennon Group PLC	381,048
14,736	Persimmon PLC	551,053
58,378	Petrofac Ltd.	484,198
32,495	Phoenix Group Holdings	351,838
48,055	Provident Financial PLC	440,154
180,152	Prudential PLC	4,622,607
26,254	Reckitt Benckiser Group PLC	2,061,897
29,129	RELX NV	618,062
32,905	RELX PLC	703,222
60,990	Rentokil Initial PLC	257,219
27,432	Rio Tinto Ltd.	1,647,092
79,597	Rio Tinto PLC	4,314,983
7,995,736	Rolls-Royce Holdings C Shares(a)	11,013
112,616	Rolls-Royce Holdings PLC	1,296,389
280,196	Royal Bank of Scotland Group PLC(a)	1,040,796
114,321	Royal Mail PLC	913,451
19,712	RPC Group PLC	214,071
79,713	RSA Insurance Group PLC	720,822
41,699	Sage Group PLC (The)	362,728
5,030	Schroders PLC	228,176
43,086	Segro PLC REIT	382,780
22,393	Severn Trent PLC	597,241
60,430	Sky PLC	1,146,954
36,128	Smith & Nephew PLC	693,339
25,089	Smiths Group PLC	550,685
164,626	SSE PLC	3,125,735
30,794	St. James’s Place PLC	480,909
337,157	Standard Chartered PLC	3,553,131
263,187	Standard Life Aberdeen PLC	1,317,794
28,480	Subsea 7 SA	398,855
49,489	Tate & Lyle PLC	390,932
206,024	Taylor Wimpey PLC	543,338
36,428	TechnipFMC PLC	1,194,525
1,223,552	Tesco PLC	3,975,526
171,690	Thomas Cook Group PLC	291,817
26,030	Travis Perkins PLC	453,126
21,984	UBM PLC	293,107
69,186	Unilever NV CVA	3,948,821
52,674	Unilever PLC	2,953,159
75,383	United Utilities Group PLC	770,273
3,487,899	Vodafone Group PLC	10,153,341
11,862	Weir Group PLC (The)	347,921
9,724	Whitbread PLC	573,369
70,677	William Hill PLC	285,032
368,712	WM Morrison Supermarkets PLC	1,232,539
95,194	WPP PLC	1,631,084

		193,418,650

	United States—0.3%
8,074	Carnival PLC	522,030
6,804	Qiagen NV(a)	223,743
37,050	Shire PLC	1,972,851
47,932	Valeant Pharmaceuticals International, Inc.(a)	866,698

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United States (continued)
5,720	Waste Connections, Inc.	$414,069

		3,999,391

	Zambia—0.0%
39,359	First Quantum Minerals Ltd.	567,995

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,094,842,632)—99.9%	1,255,142,972

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.0%
38,038,724	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(e)(f) (Cost $38,038,724)	38,038,724

	Total Investments in Securities (Cost $1,132,881,356)—102.9%	1,293,181,696
	Other assets less liabilities—(2.9)%	(37,045,830)

	Net Assets—100.0%	$1,256,135,866

Investment Abbreviations:

BR—Bearer Shares

CVA—Dutch Certificates

FDR—Fiduciary Depositary Receipt

PC—Participation Certificate

REIT—Real Estate Investment Trust

RSP—Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(c)	All or a portion of this security was out on loan at April 30, 2018.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2018 was $5,954,582, which represented less than 1% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Industrials	23.2
Consumer Discretionary	18.7
Materials	11.0
Financials	10.1
Information Technology	8.9
Consumer Staples	7.8
Real Estate	7.4
Health Care	5.2
Energy	4.1
Utilities	2.2
Telecommunication Services	1.2
Money Market Fund Plus Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.8%
	Australia—5.4%
36,742	Abacus Property Group REIT	$100,400
39,951	Adelaide Brighton Ltd.	194,211
45,971	ALS Ltd.	270,669
69,916	Alumina Ltd.	139,329
12,347	Ansell Ltd.	243,069
80,365	Ardent Leisure Group	114,654
14,571	Aristocrat Leisure Ltd.	294,991
36,386	Ausdrill Ltd.	76,630
221,566	AusNet Services	287,668
78,546	Australian Agricultural Co. Ltd.(a)(b)	65,220
113,649	Australian Pharmaceutical Industries Ltd.	116,243
56,337	Automotive Holdings Group Ltd.	143,738
14,889	Bapcor Ltd.	66,310
86,025	Beach Energy Ltd.	102,599
12,795	Bega Cheese Ltd.	68,671
7,409	Breville Group Ltd.	63,701
6,243	Brickworks Ltd.	75,400
12,832	BT Investment Management Ltd.	89,016
43,363	BWP Trust REIT	102,453
10,218	carsales.com Ltd.	110,605
24,392	Charter Hall Group REIT	108,633
43,175	Charter Hall Retail REIT	128,733
109,706	Cleanaway Waste Management Ltd.	131,256
1,693	Cochlear Ltd.	248,001
182,575	Cromwell Property Group REIT	149,531
61,446	CSR Ltd.	261,597
1,866	Domino’s Pizza Enterprises Ltd.	59,399
32,398	DuluxGroup Ltd.	189,776

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Australia (continued)
21,675	Eclipx Group Ltd.	$53,174
14,442	Elders Ltd.	86,340
37,661	Evolution Mining Ltd.	91,255
266,982	Fairfax Media Ltd.	144,095
60,230	FlexiGroup Ltd.	93,657
5,366	Flight Centre Travel Group Ltd.	226,424
46,823	G8 Education Ltd.	79,878
76,695	Genworth Mortgage Insurance Australia Ltd.	134,312
54,870	GrainCorp Ltd., Class A	368,211
9,960	GUD Holdings Ltd.	95,257
32,085	GWA Group Ltd.	93,245
63,531	Harvey Norman Holdings Ltd.(a)	168,806
186,340	Healthscope Ltd.	341,801
28,283	Iluka Resources Ltd.	250,856
18,649	Independence Group NL	72,779
23,506	Inghams Group Ltd.	66,538
53,705	Investa Office Fund REIT	177,967
8,285	InvoCare Ltd.	81,489
31,129	IOOF Holdings Ltd.	210,775
9,896	IRESS Ltd.	78,211
12,189	JB Hi-Fi Ltd.	236,462
13,400	Link Administration Holdings Ltd.	83,954
3,665	Magellan Financial Group Ltd.	64,626
5,453	McMillan Shakespeare Ltd.	69,481
11,620	Mineral Resources Ltd.	157,884
14,980	Monadelphous Group Ltd.	182,619
275,524	Myer Holdings Ltd.	80,072

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Australia (continued)
24,759	Myob Group Ltd.	$60,740
31,275	Navitas Ltd.	101,042
28,085	nib Holdings Ltd.	118,084
82,511	Nine Entertainment Co. Holdings Ltd.	146,989
19,032	Northern Star Resources Ltd.	91,801
51,107	NRW Holdings Ltd.(b)	49,380
22,032	Nufarm Ltd.	151,673
61,573	OceanaGold Corp.	166,186
97,605	Orora Ltd.	246,082
36,445	OZ Minerals Ltd.	254,472
21,650	Pact Group Holdings Ltd.	92,825
3,485	Perpetual Ltd.	105,989
208,896	Perseus Mining Ltd.(b)	73,324
10,040	Platinum Asset Management Ltd.	42,895
8,711	Premier Investments Ltd.	103,564
92,617	Primary Health Care Ltd.	266,364
82,069	Qube Holdings Ltd.	142,484
22,827	Rcr Tomlinson Ltd.	69,958
1,014	REA Group Ltd.	61,892
27,278	Regis Resources Ltd.	97,189
71,904	Resolute Mining Ltd.	62,418
36,523	Retail Food Group Ltd.	25,364
13,125	Sandfire Resources NL	78,665
15,358	SEEK Ltd.	225,252
9,534	Seven Group Holdings Ltd.	131,197
159,820	Seven West Media Ltd.	66,955
71,276	Shopping Centres Australasia Property Group REIT	128,050
185,655	Sigma Healthcare Ltd.	108,610
131,253	Southern Cross Media Group Ltd.	114,433
25,392	Super Retail Group Ltd.	138,195
54,425	Sydney Airport	292,920
22,462	Tassal Group Ltd.	65,787
23,089	TPG Telecom Ltd.	97,252
112,977	Virgin Australia Holdings Ltd.(b)(c)	0
72,339	Vocus Group Ltd.	133,782
8,352	Washington H Soul Pattinson & Co. Ltd.	122,370
56,596	Whitehaven Coal Ltd.	197,373

		12,224,227

	Austria—1.0%
557	Agrana Beteiligungs AG	65,278
759	ams AG	63,164
7,501	BUWOG AG	263,181
5,430	CA Immobilien Anlagen AG	188,549
4,106	EVN AG	84,236
120,740	IMMOFINANZ AG	317,139
1,412	Lenzing AG	165,224
2,679	Oesterreichische Post AG	129,018
686	Schoeller-Bleckmann Oilfield Equipment AG(b)	85,286
10,412	Telekom Austria AG, Class A	99,380
15,111	UNIQA Insurance Group AG	181,293
3,607	Verbund AG	112,174
5,556	Vienna Insurance Group AG Wiener Versicherung Gruppe	181,110
12,285	Wienerberger AG	310,213

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Austria (continued)
6,656	Zumtobel Group AG	$60,313

		2,305,558

	Belgium—1.3%
1,782	Ackermans & van Haaren NV	322,521
752	Aedifica SA REIT	68,324
19,754	AGFA-Gevaert NV(b)	70,741
857	Barco NV	110,998
2,210	Befimmo SA REIT	143,652
5,245	Bekaert SA NV	221,035
718	Cie d’Entreprises CFE	90,566
2,196	Cofinimmo SA REIT	291,853
2,992	D’Ieteren SA/NV	127,462
10,645	Econocom Group SA/NV	68,808
1,665	Elia System Operator SA/NV	105,411
23,944	Euronav NV(a)	194,259
1,300	Gimv NV	78,062
579	Melexis NV	55,299
16,175	Nyrstar NV(a)(b)	112,175
5,591	Ontex Group NV	143,747
4,571	Orange Belgium SA	95,101
1,131	Sofina SA	197,865
4,095	Telenet Group Holding NV(b)	240,254
2,347	Tessenderlo Group SA(b)	98,680
847	Warehouses De Pauw CVA REIT	104,381

		2,941,194

	Cambodia—0.0%
88,095	NagaCorp Ltd.	92,043

	Canada—8.0%
33,653	Advantage Oil & Gas Ltd.(b)	107,368
11,750	Aecon Group, Inc.	165,441
13,650	Air Canada(b)	268,751
23,874	Alamos Gold, Inc., Class A	129,245
24,200	Algonquin Power & Utilities Corp.	235,969
8,349	Allied Properties Real Estate Investment Trust REIT	270,148
23,905	Artis Real Estate Investment Trust REIT	249,688
6,048	ATS Automation Tooling Systems, Inc.(b)	82,892
45,118	B2Gold Corp.(b)	129,869
51,077	Birchcliff Energy Ltd.	185,271
6,517	Boardwalk Real Estate Investment Trust REIT(a)	234,408
17,681	CAE, Inc.	334,738
8,200	Canadian Real Estate Investment Trust REIT	323,024
8,342	Canadian Western Bank(a)	221,703
7,655	Canfor Corp.(b)	176,096
13,333	Cascades, Inc.	127,407
5,128	CCL Industries, Inc., Class B	249,130
33,462	Centerra Gold, Inc.(b)	204,643
24,661	Ces Energy Solutions Corp.(a)	121,001
15,274	Chartwell Retirement Residences	176,456
8,442	Cineplex, Inc.(a)	197,624
1,329	Cogeco Communications, Inc.	70,921
1,530	Colliers International Group, Inc.	104,085
385	Constellation Software, Inc.	275,586
25,643	Corus Entertainment, Inc., Class B	128,020

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Canada (continued)
13,965	Cott Corp.	$200,006
17,339	Detour Gold Corp.(b)	125,517
1,657	Dollarama, Inc.	191,041
2,608	Dorel Industries, Inc., Class B	56,455
14,188	Dream Global Real Estate Investment Trust, Class Trust Unit REIT	151,514
17,610	Dream Office Real Estate Investment Trust REIT	326,663
50,283	ECN Capital Corp.	133,361
250,051	Eldorado Gold Corp.(a)(b)	237,967
49,684	Element Fleet Management Corp.	187,969
5,385	Emera, Inc.(a)	167,983
7,521	Enbridge Income Fund Holdings, Inc.(a)	161,104
9,357	Enercare, Inc.	126,711
12,761	Enerflex Ltd.	156,184
30,149	Ensign Energy Services, Inc.	144,636
40,917	Entertainment One Ltd.	154,306
17,845	Extendicare, Inc.	115,955
17,729	First Capital Realty, Inc.	277,562
12,265	First Majestic Silver Corp.(a)(b)	79,793
1,277	FirstService Corp.	89,652
5,528	Genworth MI Canada, Inc.(a)	178,955
4,445	Granite Real Estate Investment Trust REIT	175,137
2,861	Great Canadian Gaming Corp.(b)	81,772
15,604	Home Capital Group, Inc.(a)(b)	175,156
18,708	HudBay Minerals, Inc.	130,903
35,148	Hudson’s Bay Co.(a)	248,952
37,028	IAMGOLD Corp.(b)	202,767
9,249	Innergex Renewable Energy, Inc.	97,688
23,995	Ivanhoe Mines Ltd., Class A(b)	49,602
7,088	Jean Coutu Group (PJC), Inc. (The), Class A	135,960
34,747	Just Energy Group, Inc.	145,553
6,645	Kirkland Lake Gold Ltd.	116,111
5,350	Laurentian Bank of Canada	205,787
5,301	Linamar Corp.	297,521
6,160	Maple Leaf Foods, Inc.	148,720
17,416	Martinrea International, Inc.	208,131
3,620	Maxar Technologies Ltd.(a)	164,064
74,758	MEG Energy Corp.(b)	387,217
11,616	Mullen Group Ltd.	131,840
65,326	Nevsun Resources Ltd.	182,431
3,087	New Flyer Industries, Inc.	142,003
90,380	New Gold, Inc.(b)	212,211
4,028	Norbord, Inc.	166,594
6,866	North West Co., Inc. (The)	147,876
10,902	Northland Power, Inc.(a)	196,873
7,000	Northview Apartment Real Estate Investment Trust REIT	139,296
10,994	NuVista Energy Ltd.(b)	72,296
169,303	Obsidian Energy Ltd.(a)(b)	187,535
5,742	Osisko Gold Royalties Ltd.	56,123
9,990	Pan American Silver Corp.	161,311
7,149	Pason Systems, Inc.	100,101
37,666	Peyto Exploration & Development Corp.(a)	356,695
7,427	Prairiesky Royalty Ltd.(a)	164,941
81,738	Precision Drilling Corp.(b)	292,024

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Canada (continued)
1,227	Premium Brands Holdings Corp.	$115,440
15,706	Quebecor, Inc., Class B	293,304
15,544	Raging River Exploration, Inc.(b)	86,574
4,646	Restaurant Brands International, Inc.	253,220
5,322	Ritchie Bros Auctioneers, Inc.	174,196
10,509	Russel Metals, Inc.	239,208
20,082	Secure Energy Services, Inc.	126,575
29,880	SEMAFO, Inc.(b)	92,767
20,831	Seven Generations Energy Ltd., Class A(b)	297,690
8,303	ShawCor Ltd.	160,885
9,937	SSR Mining, Inc.(b)	101,932
8,646	Stantec, Inc.	220,340
6,538	Stars Group, Inc. (The)(b)	203,696
2,224	Stella-Jones, Inc.	80,723
17,483	Superior Plus Corp.	169,654
12,605	TFI International, Inc.	365,481
4,601	TMX Group Ltd.	277,937
16,348	TORC Oil & Gas Ltd.	92,838
4,364	Toromont Industries Ltd.	191,418
47,475	TransAlta Corp.	250,346
7,536	TransAlta Renewables, Inc.	67,368
10,735	Transcontinental, Inc., Class A	226,432
5,692	Westshore Terminals Investment Corp.	98,437
44,546	Whitecap Resources, Inc.	323,162
2,421	Winpak Ltd.	90,007

		18,313,639

	China—0.8%
15,017	AAC Technologies Holdings, Inc.	218,704
58,543	CapitaLand Retail China Trust REIT	69,418
49,018	China Gold International Resources Corp. Ltd.(b)	99,799
98,797	China Harmony New Energy Auto Holding Ltd.(b)	56,396
304,957	China Travel International Investment Hong Kong Ltd.	114,627
254,805	FIH Mobile Ltd.	43,830
32,592	Minth Group Ltd.	155,729
134,159	MMG Ltd.(b)	101,026
47,553	Nexteer Automotive Group Ltd.	74,284
504,204	Shougang Fushan Resources Group Ltd.	125,276
780,375	Shui On Land Ltd.	211,792
70,447	SITC International Holdings Co. Ltd.	75,400
163,106	Tingyi Cayman Islands Holding Corp.	309,243
95,942	Towngas China Co. Ltd.	85,817
100,634	Uni-President China Holdings Ltd.	95,656
151,760	Xinyi Solar Holdings Ltd.	69,612

		1,906,609

	Colombia—0.1%
40,615	Gran Tierra Energy, Inc.(b)	134,016
9,176	Parex Resources, Inc.(b)	158,117

		292,133

	Denmark—1.1%
7,451	Alm. Brand A/S	79,021
2,064	Chr. Hansen Holding A/S	187,836

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Denmark (continued)
3,951	D/S Norden A/S(b)	$72,464
2,113	DFDS A/S	132,126
410	Genmab A/S(b)	83,241
5,210	GN Store Nord A/S	183,674
1,510	H. Lundbeck A/S	87,907
7,500	Matas A/S	86,595
2,277	Nilfisk Holding A/S(b)	111,881
2,365	NKT A/S(b)	70,682
347	Rockwool International A/S, Class B	104,888
2,564	Royal Unibrew A/S	170,472
7,765	Scandinavian Tobacco Group A/S(d)	129,949
1,048	Schouw & Co. AB	103,412
1,204	SimCorp A/S	87,703
7,109	Spar Nord Bank A/S	81,504
6,742	Sydbank A/S	250,147
2,861	Topdanmark A/S	135,101
10,478	Tryg A/S	248,924
3,537	William Demant Holding A/S(b)	138,345

		2,545,872

	Faroe Islands—0.1%
2,365	Bakkafrost P/F	136,094

	Finland—1.4%
9,853	Amer Sports Oyj	302,371
4,147	Cargotec Oyj, Class B	212,040
13,600	Caverion Oyj(b)	113,953
35,253	Citycon Oyj	80,883
5,977	Cramo Oyj	140,673
3,624	Dna OYJ	85,031
6,470	Finnair Oyj	88,567
7,397	Huhtamaki Oyj(a)	302,430
12,744	Kemira Oyj	171,218
4,599	Konecranes Oyj, Class B	188,810
15,006	Metsa Board Oyj, Class B	168,793
9,432	Orion Oyj, Class B	286,945
13,289	Outotec Oyj(b)	121,478
9,382	Ramirent Oyj	81,954
11,888	Sanoma Oyj	132,715
7,764	Tieto Oyj	278,975
5,779	Uponor Oyj	101,172
11,215	Valmet Oyj	213,547
22,715	YIT Oyj	153,139

		3,224,694

	France—3.3%
1,485	Aeroports de Paris	327,258
2,450	Albioma SA	60,682
13,888	ALD SA(a)(b)(d)	235,248
1,763	Alten SA	175,304
11,623	Altran Technologies SA	179,749
3,522	Amundi SA(d)	299,912
1,361	bioMerieux	107,870
1,570	Bonduelle SCA	69,995
4,412	CIE Plastic Omnium SA	212,370
9,623	Coface SA(b)	122,311
128	Dassault Aviation SA	255,945
8,753	Derichebourg SA	77,570

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	France (continued)
8,715	Elis SA	$208,694
619	Eramet(b)	107,769
12,169	Europcar Groupe SA(d)	142,174
2,153	Fnac Darty SA(b)	231,511
955	Gaztransport Et Technigaz SA	59,249
1,266	Iliad SA	253,834
2,937	Ingenico Group SA	256,910
905	Ipsen SA	147,065
3,605	IPSOS	137,200
4,769	JCDecaux SA	170,667
6,307	Korian SA	220,983
1,445	LISI	53,423
2,444	Maisons DU Monde SA(d)	99,452
6,254	Mercialys SA REIT(a)	119,764
6,476	Metropole Television SA	159,616
4,937	Nexans SA	261,202
2,232	Orpea	286,794
6,817	Rallye SA(a)	106,578
1,112	Remy Cointreau SA	153,295
1,483	SEB SA	284,711
3,098	Societe BIC SA	316,096
928	Sopra Steria Group	198,342
12,557	SPIE SA	284,159
3,955	Tarkett SA	116,976
84,947	Technicolor SA	139,273
16,903	Television Francaise 1(a)	211,370
3,013	Ubisoft Entertainment SA(b)	288,530
2,001	Vicat SA	147,595
616	Vilmorin & Cie SA	43,613
1,659	Worldline SA(b)(d)	83,744

		7,414,803

	Georgia—0.1%
3,950	BGEO Group PLC	189,331

	Germany—3.5%
1,759	ADO Properties SA(d)	96,825
9,504	alstria office REIT-AG REIT	143,075
3,251	Axel Springer SE	266,505
2,006	BayWa AG	70,165
1,740	Bechtle AG	147,684
733	CANCOM SE	86,524
1,842	CTS Eventim AG & Co. KGaA	86,439
5,341	Deutsche EuroShop AG	192,299
14,105	Deutz AG	137,015
5,883	DIC Asset AG	72,642
1,191	DMG Mori AG	68,711
593	Draegerwerk AG & Co. KGaA	36,540
1,217	Draegerwerk AG & Co. KGaA (Preference Shares)	89,987
1,871	Duerr AG	186,449
4,955	ElringKlinger AG	90,159
1,267	Fielmann AG	104,247
2,687	Fraport AG Frankfurt Airport Services Worldwide	261,013
1,864	FUCHS PETROLUB SE	96,164
3,870	FUCHS PETROLUB SE (Preference Shares)	208,257

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Germany (continued)
2,581	Gerresheimer AG	$210,801
6,644	Grand City Properties SA	160,546
621	GRENKE AG	73,416
2,447	Hamburger Hafen und Logistik AG, Class A	59,041
5,274	Hapag-Lloyd AG(b)(d)	226,845
56,694	Heidelberger Druckmaschinen AG(b)	211,521
3,688	Hella GmbH & Co. KGaA	228,362
1,019	Hornbach Holding AG & Co. KGAA	82,118
1,559	Indus Holding AG	111,885
2,544	Jenoptik AG	92,824
3,451	Jungheinrich AG (Preference Shares)	146,099
22,561	Kloeckner & Co. SE	275,308
824	Koenig & Bauer AG	67,797
1,173	Krones AG	150,792
13,280	Nordex SE(b)	152,747
1,918	Norma Group SE	141,241
379	Pfeiffer Vacuum Technology AG	56,139
107	Rational AG	67,160
2,877	RHOEN-KLINIKUM AG	94,199
4,219	Rocket Internet SE(b)(d)	123,765
685	Sartorius AG (Preference Shares)	105,769
11,431	Schaeffler AG (Preference Shares)	177,678
4,043	Scout24 AG(d)	209,751
768	Siltronic AG	124,060
1,035	Sixt SE	122,235
1,386	Sixt SE (Preference Shares)	113,703
3,058	Software AG	150,964
911	Stabilus SA	82,110
1,079	STADA Arzneimittel AG	109,298
794	Stroeer Se & Co. KGAA	58,278
12,674	TAG Immobilien AG	267,819
2,915	Takkt AG	60,365
4,028	TLG Immobilien AG	116,020
4,751	United Internet AG	308,706
1,262	Vossloh AG(b)	64,039
1,404	VTG AG	80,575
1,298	Wacker Chemie AG	234,452
2,095	Wacker Neuson SE	67,633
1,481	Wirecard AG	202,375
2,704	Wuestenrot & Wuerttembergische AG	65,339
1,929	Zalando SE(b)(d)	99,634

		7,994,109

	Ghana—0.2%
114,537	Tullow Oil PLC(b)	359,214

	Hong Kong—2.9%
14,740	ASM Pacific Technology Ltd.	202,838
53,302	Bank of East Asia Ltd. (The)	234,989
160,687	Brightoil Petroleum Holdings Ltd.(b)(c)	24,569
129,168	Cathay Pacific Airways Ltd.	208,032
188,913	Champion REIT	133,833
67,290	Chinese Estates Holdings Ltd.	100,486
143,494	Chow Tai Fook Jewellery Group Ltd.	185,761
28,635	CK Infrastructure Holdings Ltd.	226,577
38,033	Dah Sing Banking Group Ltd.	90,621
16,104	Dah Sing Financial Holdings Ltd.	108,136

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Hong Kong (continued)
26,830	Dairy Farm International Holdings Ltd.	$225,909
252,410	Esprit Holdings Ltd.(b)	87,479
144,134	First Pacific Co. Ltd.	74,195
115,483	Fortune Real Estate Investment Trust REIT	136,992
2,684,971	Global Brands Group Holding Ltd.(b)	133,423
209,011	Haitong International Securities Group Ltd.	123,038
37,940	Hang Lung Group Ltd.	115,054
56,452	Hkbn Ltd.	79,122
46,072	Hongkong & Shanghai Hotels Ltd. (The)	70,209
74,657	Hopewell Holdings Ltd.	265,876
101,517	Huabao International Holdings Ltd.	65,192
728,162	Hutchison Port Holdings Trust	243,934
207,768	Hutchison Telecommunications Hong Kong Holdings Ltd.	76,772
47,632	Hysan Development Co. Ltd.	278,269
35,334	Johnson Electric Holdings Ltd.	123,359
222,132	K Wah International Holdings Ltd.	137,271
50,281	Luk Fook Holdings International Ltd.	211,099
102,130	Man Wah Holdings Ltd.	75,996
187,747	Mapletree Greater China Commercial Trust REIT(d)	168,739
49,680	Melco International Development Ltd.	185,788
502,426	Noble Group Ltd.(b)	31,495
88,368	NWS Holdings Ltd.	174,749
21,373	Orient Overseas International Ltd.	203,429
489,843	Pacific Basin Shipping Ltd.(b)	131,070
71,648	Pacific Textiles Holdings Ltd.	65,730
408,292	PCCW Ltd.	253,354
46,974	Road King Infrastructure Ltd.	89,779
159,031	Sa Sa International Holdings Ltd.	99,290
85,734	Shangri-La Asia Ltd.	168,448
210,380	Shun Tak Holdings Ltd.	87,119
219,463	Sun Art Retail Group Ltd.	248,314
26,129	Television Broadcasts Ltd.	83,232
406,957	Truly International Holdings Ltd.	93,336
32,905	Vitasoy International Holdings Ltd.	87,417
12,497	VTech Holdings Ltd.	153,103
145,527	Xinyi Glass Holdings Ltd.	212,127
130,415	Yuexiu Real Estate Investment Trust REIT	87,240

		6,662,790

	India—0.2%
1,230	Rhi Magnesita NV(b)	72,577
27,608	Vedanta Resources PLC	276,904

		349,481

	Indonesia—0.1%
605,766	Golden Agri-Resources Ltd.	157,841

	Ireland—0.5%
22,852	C&C Group PLC	86,142
9,360	Dalata Hotel Group PLC(b)	74,638
11,260	Glanbia PLC	190,461
45,129	Green REIT PLC REIT	82,769
65,373	Greencore Group PLC	142,941
42,011	Hibernia REIT PLC REIT	75,324
5,598	Kingspan Group PLC	253,631

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Ireland (continued)
15,245	UDG Healthcare PLC	$192,129

		1,098,035

	Israel—1.2%
5,114	Airport City Ltd.(b)	58,618
8,728	Alony Hetz Properties & Investments Ltd.	77,627
2,700	Azrieli Group Ltd.	123,897
8,773	Cellcom Israel Ltd.(b)	60,106
1,178	Delek Group Ltd.	177,098
1,396	Elbit Systems Ltd.	161,604
6,983	First International Bank of Israel Ltd.	144,303
805	Frutarom Industries Ltd.	77,303
14,286	Gazit-Globe Ltd.	135,399
15,907	Harel Insurance Investments & Financial Services Ltd.	115,879
788	Israel Corp. Ltd. (The)	154,954
112,184	Israel Discount Bank Ltd., Class A(b)	311,492
15,234	Mizrahi Tefahot Bank Ltd.	279,072
2,155	Nice Ltd.(b)	204,485
230,698	Oil Refineries Ltd.	100,156
14,932	Partner Communications Co. Ltd.(b)	61,672
763	Paz Oil Co. Ltd.	111,230
11,783	Phoenix Holdings Ltd. (The)(b)	60,521
9,005	Shufersal Ltd.	51,834
770	SodaStream International Ltd.(b)	72,979
4,593	Tower Semiconductor Ltd.(b)	120,854

		2,661,083

	Italy—2.8%
6,212	ACEA SpA	109,353
4,250	Amplifon SpA	79,590
17,985	Anima Holding SpA(d)	129,725
5,758	ASTM SpA	158,963
12,345	Autogrill SpA	158,101
10,135	Azimut Holding SpA	213,432
8,590	Banca Farmafactoring SpA(d)	53,812
4,507	Banca Generali SpA	146,589
1,743	Banca Ifis SpA	68,863
25,441	Banca Mediolanum SpA	204,714
35,062	Banca Popolare di Sondrio SCPA	166,059
137,935	Beni Stabili SpA SIIQ REIT	130,739
8,703	Brembo SpA	128,808
6,018	Buzzi Unicem SpA	152,399
3,335	Buzzi Unicem SpA-RSP	47,949
10,883	Cerved Information Solutions SpA	132,277
9,564	Credito Emiliano SpA	84,122
1,380	Danieli & C. Officine Meccaniche SpA	38,098
4,046	Danieli & C. Officine Meccaniche SpA RSP	77,627
22,002	Davide Campari-Milano SpA	165,345
4,473	De’Longhi SpA	134,026
774	DiaSorin SpA	73,269
21,653	Enav SpA(d)	118,353
8,124	ERG SpA	195,327
2,357	Ferrari NV	290,610
46,649	Fincantieri SpA(b)	73,664
15,809	Finecobank Banca Fineco SpA	189,171
795	Industria Macchine Automatiche SpA	77,418

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Italy (continued)
13,921	Infrastrutture Wireless Italiane SpA(d)	$112,269
3,071	Interpump Group SpA	97,880
70,594	Iren SpA	215,105
56,057	Italgas SpA	363,429
3,150	MARR SpA	95,222
49,679	Mediaset SpA(b)	197,773
3,525	Moncler SpA	159,453
22,015	OVS SpA(d)	93,893
23,897	Piaggio & C. SpA	62,942
50,680	Prada SpA	256,362
4,101	Recordati SpA	146,910
54,010	Salini Impregilo SpA	154,915
2,662	Salvatore Ferragamo SpA	78,862
150,255	Saras SpA	359,082
8,716	Societa Iniziative Autostradali e Servizi SpA	185,340
1,520	Tod’s SpA	117,534
2,245	Yoox Net-A-Porter Group SpA(b)	102,773

		6,398,147

	Japan—34.1%
9,584	77 Bank Ltd. (The)	237,268
1,773	ABC-Mart, Inc.	116,823
22,514	Acom Co. Ltd.	102,051
4,417	Adastria Co. Ltd.	76,775
11,861	ADEKA Corp.	210,718
6,883	Advantest Corp.	164,802
2,047	Aeon Delight Co. Ltd.	71,741
13,313	AEON Financial Service Co. Ltd.	312,188
11,714	Aeon Mall Co. Ltd.	237,438
3,901	Aica Kogyo Co. Ltd.	146,878
1,990	Aichi Bank Ltd. (The)	95,113
1,989	Aichi Steel Corp.	86,067
5,861	Aida Engineering Ltd.	68,613
24,389	Aiful Corp.(b)	82,467
1,985	Ain Holdings, Inc.(a)	132,424
7,415	Aisan Industry Co. Ltd.	76,573
27,800	Akebono Brake Industry Co. Ltd.(a)(b)	71,644
3,436	Alconix Corp.	61,796
3,167	Alpen Co. Ltd.	69,577
5,967	Alpine Electronics, Inc.	113,205
5,150	Amano Corp.	128,062
11,257	Anritsu Corp.	148,139
5,143	AOKI Holdings, Inc.	78,819
2,620	Aomori Bank Ltd. (The)	81,766
6,643	Aoyama Trading Co. Ltd.	255,885
2,434	Arata Corp.	144,583
3,880	Arcland Sakamoto Co. Ltd.	61,236
4,790	Arcs Co. Ltd.	130,973
6,082	Asahi Diamond Industrial Co. Ltd.	58,583
4,176	Asahi Holdings, Inc.	76,670
18,731	Asics Corp.	354,678
1,694	ASKUL Corp.(a)	53,332
8,994	Autobacs Seven Co. Ltd.	170,140
6,753	Avex, Inc.	93,373
17,210	Awa Bank Ltd. (The)	112,610
5,460	Azbil Corp.	254,476
4,069	Bank of the Ryukyus Ltd.	62,397

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
5,154	Belluna Co. Ltd.	$60,006
8,490	Benesse Holdings, Inc.	309,574
8,393	Bunka Shutter Co. Ltd.	83,451
4,143	Calbee, Inc.	139,709
5,645	Canon Marketing Japan, Inc.	122,521
4,596	Capcom Co. Ltd.	88,329
3,147	Cawachi Ltd.	73,279
8,356	Central Glass Co. Ltd.	198,467
3,203	Chiyoda Co. Ltd.	76,954
21,312	Chiyoda Corp.	219,498
3,980	Chubu Shiryo Co. Ltd.	89,620
3,523	Chudenko Corp.	98,035
8,444	Chugoku Marine Paints Ltd.	83,340
39,830	Citizen Watch Co. Ltd.	298,475
3,403	CKD Corp.	71,745
6,881	Coca-Cola Bottlers Japan Holdings, Inc.	296,180
2,347	cocokara fine, Inc.	170,086
4,131	Colowide Co. Ltd.	105,101
9,223	COMSYS Holdings Corp.	257,072
659	Cosmos Pharmaceutical Corp.	148,211
3,983	CyberAgent, Inc.	219,852
2,989	Daifuku Co. Ltd.	160,615
11,201	Daihen Corp.	87,213
14,560	Daiho Corp.	88,750
3,402	Daiichikosho Co. Ltd.	178,766
4,698	Daikyo, Inc.	102,396
5,690	Daikyonishikawa Corp.	102,490
1,492	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	61,153
11,050	Daio Paper Corp.	155,008
2,456	Daiseki Co. Ltd.	76,536
1,904	Daishi Bank Ltd. (The)	85,434
4,586	Daiwabo Holdings Co. Ltd.	208,712
22,769	DCM Holdings Co. Ltd.	226,806
14,557	DeNA Co. Ltd.	277,371
4,155	Descente Ltd.	70,209
4,969	Dexerials Corp.	46,818
955	Disco Corp.	168,265
7,036	DMG Mori Co. Ltd.	132,265
2,800	Doshisha Co. Ltd.	65,301
2,945	Doutor Nichires Holdings Co. Ltd.	61,578
8,704	Dowa Holdings Co. Ltd.	328,513
1,718	DTS Corp.	62,330
5,397	Duskin Co. Ltd.	136,078
1,349	DyDo Group Holdings, Inc.	83,954
4,145	Eagle Industry Co. Ltd.	74,964
1,624	Earth Corp.	85,337
19,961	EDION Corp.	234,588
1,799	Eizo Corp.	84,504
4,898	Exedy Corp.	166,064
4,516	Ezaki Glico Co. Ltd.	243,907
1,966	Fancl Corp.	77,257
4,425	FCC Co. Ltd.	125,360
32,700	Feed One Co. Ltd.	72,916
3,985	Foster Electric Co. Ltd.	93,703
1,824	FP Corp.	112,682

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
3,164	Fuji Co. Ltd.	$69,135
5,702	Fuji Corp./Aichi	102,498
9,034	Fuji Media Holdings, Inc.	148,193
35,197	Fuji Oil Co. Ltd.	145,709
4,583	Fuji Oil Holdings, Inc.	147,217
2,805	Fuji Seal International, Inc.	104,843
2,417	Fuji Soft, Inc.	93,543
2,255	Fujimori Kogyo Co. Ltd.	76,558
9,222	Fujitec Co. Ltd.	128,185
6,017	Fujitsu General Ltd.	98,427
2,840	Fukuyama Transporting Co. Ltd.	118,739
5,156	Furukawa Co. Ltd.	104,086
4,427	Futaba Corp.	91,716
17,009	Futaba Industrial Co. Ltd.	136,321
2,100	Fuyo General Lease Co. Ltd.	142,591
7,059	Geo Holdings Corp.	115,731
6,048	Glory Ltd.	208,371
3,863	GMO Internet, Inc.(a)	71,135
16,851	Gree, Inc.	93,168
54,528	GS Yuasa Corp.	294,005
27,924	GungHo Online Entertainment, Inc.	84,467
2,028	Gunze Ltd.	124,729
2,219	Hamakyorex Co. Ltd.	77,363
5,124	Hamamatsu Photonics K.K.	197,608
3,783	Happinet Corp.	52,514
31,364	Hazama Ando Corp.	252,804
9,641	Heiwa Corp.	191,719
4,894	Heiwa Real Estate Co. Ltd.	114,764
5,320	Heiwado Co. Ltd.	126,892
1,511	Hikari Tsushin, Inc.	245,240
2,133	Hirose Electric Co. Ltd.	300,579
3,543	HIS Co. Ltd.	129,675
3,546	Hisamitsu Pharmaceutical Co., Inc.	276,421
5,406	Hitachi Capital Corp.	144,753
13,079	Hitachi Chemical Co. Ltd.	287,577
5,632	Hitachi High-Technologies Corp.	263,007
7,112	Hitachi Transport System Ltd.	190,498
46,381	Hitachi Zosen Corp.	252,197
1,920	Hogy Medical Co. Ltd.	80,011
45,800	Hokkaido Electric Power Co., Inc.	303,868
2,288	Hokkoku Bank Ltd. (The)	91,374
26,484	Hokuetsu Kishu Paper Co. Ltd.	165,548
19,786	Hokuhoku Financial Group, Inc.	293,287
2,466	Horiba Ltd.	179,612
2,249	Hoshizaki Corp.	209,023
6,867	Hosiden Corp.	82,335
5,758	House Foods Group, Inc.	202,852
18,249	Hulic Co. Ltd.	196,290
22,319	Hyakugo Bank Ltd. (The)	104,227
21,576	Hyakujushi Bank Ltd. (The)	72,955
19,872	Ibiden Co. Ltd.	328,885
3,527	IBJ Leasing Co. Ltd.	97,502
2,609	Inaba Denki Sangyo Co. Ltd.	111,704
6,131	Inabata & Co. Ltd.	94,129
3,483	Internet Initiative Japan, Inc.	65,856
3,978	Iseki & Co. Ltd.	76,888

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
8,484	Ishihara Sangyo Kaisha Ltd.(b)	$97,536
4,898	Ito EN Ltd.	195,607
11,656	Itochu Enex Co. Ltd.	114,403
8,374	ITOCHU Techno-Solutions Corp.	173,717
16,264	Itoham Yonekyu Holdings, Inc.	147,888
6,213	Iwatani Corp.	229,669
38,570	Iyo Bank Ltd. (The)	305,599
3,581	Izumi Co. Ltd.	236,606
13,296	J Trust Co. Ltd.(a)	94,047
5,954	Jaccs Co. Ltd.	134,941
3,394	JAFCO Co. Ltd.	149,190
2,889	Japan Airport Terminal Co. Ltd.	118,675
6,911	Japan Aviation Electronics Industry Ltd.	118,231
8,905	Japan Petroleum Exploration Co. Ltd.	231,689
15,415	Japan Securities Finance Co. Ltd.	101,428
5,577	Japan Steel Works Ltd. (The)	183,479
6,707	Japan Wool Textile Co. Ltd. (The)	69,935
3,459	Joyful Honda Co. Ltd.	122,175
4,475	Juki Corp.	65,106
4,100	Juroku Bank Ltd. (The)	108,322
51,565	JVC Kenwood Corp.	180,483
8,963	Kadokawa Dwango Corp.	92,722
3,739	Kaga Electronics Co. Ltd.	92,531
4,080	Kagome Co. Ltd.	147,093
4,007	Kakaku.com, Inc.	76,570
2,544	Kaken Pharmaceutical Co. Ltd.	150,652
11,986	Kamigumi Co. Ltd.	270,554
3,906	Kanamoto Co. Ltd.	134,037
15,414	Kandenko Co. Ltd.	182,559
20,080	Kanematsu Corp.	307,554
11,052	Kansai Paint Co. Ltd.	248,866
5,984	Kasai Kogyo Co. Ltd.	84,271
2,714	Kato Sangyo Co. Ltd.	100,078
2,811	Kato Works Co. Ltd.	65,943
8,034	Keihan Holdings Co. Ltd.	259,907
8,992	Keihin Corp.	177,498
9,504	Keisei Electric Railway Co. Ltd.	310,069
20,528	Keiyo Bank Ltd. (The)	93,987
10,004	Kenedix, Inc.	57,962
3,078	Kh Neochem Co. Ltd.	93,388
18,464	Kinden Corp.	322,287
6,153	Kintetsu World Express, Inc.	114,766
3,471	Kissei Pharmaceutical Co. Ltd.	98,174
11,449	Kitz Corp.	95,945
5,979	Kiyo Bank Ltd. (The)	97,423
2,556	Kobayashi Pharmaceutical Co. Ltd.	215,599
3,376	Koei Tecmo Holdings Co. Ltd.	69,695
6,918	Kohnan Shoji Co. Ltd.	180,497
9,172	Kokuyo Co. Ltd.	165,461
4,093	Komeri Co. Ltd.	109,371
7,060	Komori Corp.	90,004
4,381	Konami Holdings Corp.	215,397
5,227	Konoike Transport Co. Ltd.	91,571
663	Kose Corp.	122,694
22,868	K’s Holdings Corp.	330,612
4,922	Kumagai Gumi Co. Ltd.	167,778

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
26,200	Kurabo Industries Ltd.	$86,675
2,223	Kureha Corp.	151,349
10,549	Kurita Water Industries Ltd.	342,234
4,458	KYB Corp.	215,516
4,643	Kyoei Steel Ltd.(a)	96,785
4,669	Kyokuto Kaihatsu Kogyo Co. Ltd.	74,030
2,262	Kyokuyo Co. Ltd.	78,036
6,762	KYORIN Holdings, Inc.	132,490
1,687	Kyoritsu Maintenance Co. Ltd.	79,706
7,847	Kyowa Exeo Corp.	204,377
15,090	Kyowa Hakko Kirin Co. Ltd.	327,381
2,967	Kyudenko Corp.	139,097
46,430	Kyushu Financial Group, Inc.	228,278
38,914	Leopalace21 Corp.	338,197
5,847	Lintec Corp.	169,118
12,813	Lion Corp.	276,576
3,336	Lixil Viva Corp.	61,979
1,804	M3, Inc.	68,335
4,169	Mabuchi Motor Co. Ltd.	210,307
3,295	Macnica Fuji Electronics Holdings, Inc.	56,580
17,325	Maeda Corp.	214,059
8,962	Maeda Road Construction Co. Ltd.	193,614
12,886	Makino Milling Machine Co. Ltd.	122,118
2,171	Mandom Corp.	78,368
7,293	Maruha Nichiro Corp.	245,599
6,233	Maruichi Steel Tube Ltd.	213,320
7,479	Marusan Securities Co. Ltd.	71,355
8,365	Matsui Securities Co. Ltd.	81,643
6,769	Matsumotokiyoshi Holdings Co. Ltd.	302,185
6,367	Maxell Holdings Ltd.	125,623
8,373	Megmilk Snow Brand Co. Ltd.	252,127
38,867	Meidensha Corp.	153,443
1,663	Meitec Corp.	91,338
7,024	Miraca Holdings, Inc.	274,092
9,289	Mirait Holdings Corp.	147,198
8,447	MISUMI Group, Inc.	233,899
9,608	Mitsuba Corp.	140,663
9,436	Mitsubishi Logistics Corp.	218,341
2,753	Mitsubishi Pencil Co. Ltd.	54,821
2,806	Mitsubishi Steel Manufacturing Co. Ltd.	68,031
49,440	Mitsubishi UFJ Lease & Finance Co. Ltd.	314,916
21,795	Mitsui-Soko Holdings Co. Ltd.(b)	70,907
3,865	Miura Co. Ltd.	117,796
1,443	Mochida Pharmaceutical Co. Ltd.	101,805
2,995	Modec, Inc.	79,566
22,111	Monex Group, Inc.(a)	126,089
2,684	Morinaga & Co. Ltd.	130,735
7,371	Morinaga Milk Industry Co. Ltd.	324,344
3,794	Morita Holdings Corp.	74,476
2,996	Musashi Seimitsu Industry Co. Ltd.	105,137
2,664	Musashino Bank Ltd. (The)	88,739
6,522	Nabtesco Corp.	235,728
24,034	Nachi-Fujikoshi Corp.	125,194
10,684	Nagase & Co. Ltd.	182,875
15,096	Namura Shipbuilding Co. Ltd.	93,535
10,268	Nankai Electric Railway Co. Ltd.	273,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
5,030	Nanto Bank Ltd. (The)	$139,741
3,903	NEC Networks & System Integration Corp.	102,261
8,827	NET One Systems Co. Ltd.	142,216
10,722	Nexon Co. Ltd.(b)	156,090
11,949	Nichias Corp.	151,567
7,386	Nichicon Corp.	83,630
2,219	Nichiha Corp.	88,212
7,502	NichiiGakkan Co. Ltd.	77,540
6,346	Nichi-iko Pharmaceutical Co. Ltd.	101,548
12,304	Nichirei Corp.	355,880
5,798	Nifco, Inc.	204,261
5,965	Nihon Kohden Corp.	170,896
5,610	Nihon Parkerizing Co. Ltd.	88,950
6,222	Nihon Unisys Ltd.	129,586
8,960	Nikkiso Co. Ltd.	102,108
4,969	Nikkon Holdings Co. Ltd.	132,552
7,494	Nippo Corp.	171,966
3,504	Nippon Chemi-Con Corp.	81,496
3,044	Nippon Densetsu Kogyo Co. Ltd.	62,591
6,585	Nippon Flour Mills Co. Ltd.	107,538
2,621	Nippon Gas Co. Ltd.	129,343
19,698	Nippon Kayaku Co. Ltd.	246,799
2,527	Nippon Koei Co. Ltd.	74,245
119,113	Nippon Light Metal Holdings Co. Ltd.	320,029
7,239	Nippon Paint Holdings Co. Ltd.	296,374
1,765	Nippon Shinyaku Co. Ltd.	131,619
4,515	Nippon Shokubai Co. Ltd.(a)	306,983
7,920	Nippon Signal Co. Ltd.	75,201
24,379	Nippon Soda Co. Ltd.	140,359
2,877	Nippon Steel & Sumikin Bussan Corp.	158,015
60,884	Nippon Suisan Kaisha Ltd.	330,501
6,958	Nippon Television Holdings, Inc.	122,023
21,540	Nippon Yakin Kogyo Co. Ltd.	58,070
17,595	Nipro Corp.	253,895
9,332	Nishimatsu Construction Co. Ltd.	257,126
5,962	Nishimatsuya Chain Co. Ltd.	73,228
18,154	Nishi-Nippon Financial Holdings, Inc.	218,163
6,110	Nishi-Nippon Railroad Co. Ltd.	169,745
2,211	Nishio Rent All Co. Ltd.	65,870
7,183	Nissan Chemical Industries Ltd.	320,010
9,790	Nissan Shatai Co. Ltd.	104,856
3,064	Nissha Co. Ltd.	72,438
4,784	Nisshin Oillio Group Ltd. (The)	137,716
11,568	Nisshin Steel Co. Ltd.	153,923
4,433	Nissin Foods Holdings Co. Ltd.	326,120
7,117	Nissin Kogyo Co. Ltd.	125,072
1,147	Nittetsu Mining Co. Ltd.	70,020
3,412	Nitto Boseki Co. Ltd.	73,837
4,213	Nitto Kogyo Corp.	72,498
6,472	NOF Corp.	193,110
4,737	Nojima Corp.	117,186
6,787	Nomura Research Institute Ltd.	350,437
1,632	Noritake Co. Ltd.	69,874
4,642	Noritz Corp.	84,631
64,158	North Pacific Bank Ltd.	216,938
2,482	NS Solutions Corp.	71,903

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
3,076	NS United Kaiun Kaisha Ltd.	$64,233
9,421	NTT Urban Development Corp.	111,149
1,964	OBIC Co. Ltd.	164,587
6,710	Ogaki Kyoritsu Bank Ltd. (The)	169,490
6,129	Okamoto Industries, Inc.	61,388
10,360	Okamura Corp.	140,500
28,188	Okasan Securities Group, Inc.	161,516
23,161	Oki Electric Industry Co. Ltd.	313,258
4,183	Okinawa Electric Power Co., Inc. (The)	127,296
2,832	OKUMA Corp.	162,272
3,797	Okumura Corp.	157,363
21,090	Onward Holdings Co. Ltd.	174,232
1,174	Open House Co. Ltd.	65,660
1,766	Oracle Corp. Japan	145,250
67,026	Orient Corp.	103,517
2,620	Osaka Soda Co. Ltd.	73,267
5,770	OSG Corp.	128,029
5,930	Otsuka Corp.	276,381
6,830	Pacific Industrial Co. Ltd.	97,121
4,626	Paltac Corp.	231,670
1,509	Paramount Bed Holdings Co. Ltd.	75,019
7,830	Park24 Co. Ltd.	221,823
35,025	Penta-Ocean Construction Co. Ltd.	276,871
8,536	Persol Holdings Co. Ltd.	203,054
2,934	Pigeon Corp.	137,550
1,177	Pilot Corp.	64,322
150,033	Pioneer Corp.(a)(b)	234,459
3,648	Plenus Co. Ltd.(a)	62,909
2,375	Pola Orbis Holdings, Inc.	103,747
20,554	Press Kogyo Co. Ltd.	118,713
18,593	Prima Meat Packers Ltd.	113,673
6,459	Raito Kogyo Co. Ltd.	70,301
4,932	Relia, Inc.	62,695
2,869	Relo Group, Inc.	64,656
26,644	Renesas Electronics Corp.(a)(b)	279,528
5,317	Resorttrust, Inc.	110,494
2,990	Rinnai Corp.	297,565
5,675	Rohto Pharmaceutical Co. Ltd.	165,699
5,267	Round One Corp.	76,628
2,311	Royal Holdings Co. Ltd.	62,873
5,934	Ryobi Ltd.	151,407
738	Ryohin Keikaku Co. Ltd.	253,250
3,207	Ryosan Co. Ltd.	119,576
3,522	Ryoyo Electro Corp.	58,354
1,890	S Foods, Inc.	79,538
2,154	Saizeriya Co. Ltd.	49,861
2,262	Sakai Chemical Industry Co. Ltd.	59,224
6,396	Sakata INX Corp.	97,847
1,843	Sakata Seed Corp.	67,623
1,615	San-A Co. Ltd.	86,045
9,300	Sanden Holdings Corp.(b)	135,644
5,800	Sangetsu Corp.	119,843
17,307	San-In Godo Bank Ltd. (The)	163,066
15,005	Sanken Electric Co. Ltd.	96,537
6,600	Sanki Engineering Co. Ltd.	73,585
6,495	Sankyo Co. Ltd.	228,223

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
5,381	Sankyo Tateyama, Inc.	$79,861
5,537	Sankyu, Inc.	269,197
6,452	Sanrio Co. Ltd.	118,928
18,675	Sanwa Holdings Corp.	240,467
1,639	Sanyo Chemical Industries Ltd.	77,438
5,174	Sanyo Special Steel Co. Ltd.	131,874
10,788	Sapporo Holdings Ltd.	308,581
2,175	Sato Holdings Corp.	61,121
3,854	Sawai Pharmaceutical Co. Ltd.	166,945
1,937	SCREEN Holdings Co. Ltd.	159,492
3,363	SCSK Corp.	144,140
5,428	Seiko Holdings Corp.	141,721
4,209	Seiren Co. Ltd.	81,314
26,243	Senko Group Holdings Co. Ltd.	201,934
41,859	Senshu Ikeda Holdings, Inc.	165,256
57,328	Seven Bank Ltd.	192,796
7,502	SG Holdings Co. Ltd.	167,762
26,071	Shiga Bank Ltd. (The)	131,993
1,344	Shima Seiki Manufacturing Ltd.	85,485
7,204	Shimachu Co. Ltd.	232,727
13,020	Shimadzu Corp.	354,101
2,688	Shimamura Co. Ltd.	313,201
923	Shindengen Electric Manufacturing Co. Ltd.	58,201
11,864	Shinko Electric Industries Co. Ltd.	92,917
16,372	Shinmaywa Industries Ltd.	183,731
5,299	Ship Healthcare Holdings, Inc.	184,260
1,131	SHO-BOND Holdings Co. Ltd.	85,581
564	Shochiku Co. Ltd.	82,880
9,223	Showa Corp.	138,061
4,352	Siix Corp.	87,537
7,860	Sintokogio Ltd.	84,041
26,032	SKY Perfect JSAT Holdings, Inc.	118,711
20,643	Skylark Co. Ltd.(a)	303,726
4,642	Sohgo Security Services Co. Ltd.	229,502
6,708	Sotetsu Holdings, Inc.	192,489
3,989	Square Enix Holdings Co. Ltd.	166,231
2,262	Start Today Co. Ltd.	65,323
3,597	Starts Corp., Inc.	99,437
3,147	Sugi Holdings Co. Ltd.	183,485
9,742	Sumco Corp.	240,556
18,094	Sumitomo Bakelite Co. Ltd.	163,702
15,470	Sumitomo Dainippon Pharma Co. Ltd.	282,044
34,013	Sumitomo Mitsui Construction Co. Ltd.	208,259
62,220	Sumitomo Osaka Cement Co. Ltd.	284,873
1,197	Sumitomo Seika Chemicals Co. Ltd.	57,320
19,851	Sumitomo Warehouse Co. Ltd. (The)	136,240
3,802	Sundrug Co. Ltd.	195,616
15,222	Suruga Bank Ltd.	206,994
1,532	Sushiro Global Holdings Ltd.	79,523
3,267	Sysmex Corp.	289,007
5,245	Tachi-S Co. Ltd.	95,146
12,283	Tadano Ltd.	189,703
3,700	Taikisha Ltd.	129,166
3,562	Taisho Pharmaceutical Holdings Co. Ltd.	341,470
1,360	Taiyo Holdings Co. Ltd.	57,979
13,628	Taiyo Nippon Sanso Corp.	202,132

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
13,986	Taiyo Yuden Co. Ltd.	$249,109
14,389	Takara Holdings, Inc.	173,838
4,338	Takara Standard Co. Ltd.	73,737
7,999	Takasago Thermal Engineering Co. Ltd.	151,976
7,361	Takuma Co. Ltd.	80,858
8,386	Tamura Corp.	63,915
1,335	Technopro Holdings, Inc.	77,593
2,492	Tekken Corp.	74,697
3,074	T-Gaia Corp.	85,962
6,470	THK Co. Ltd.	226,457
8,741	TIS, Inc.	346,684
4,381	Toa Corp.	111,702
14,978	Toagosei Co. Ltd.	177,258
30,866	Toda Corp.	254,995
768	Toei Co. Ltd.	86,257
7,590	Toho Co. Ltd.	253,867
8,610	Toho Holdings Co. Ltd.	210,558
1,880	Toho Zinc Co. Ltd.	87,278
6,746	Tokai Carbon Co. Ltd.	84,768
13,538	Tokai Holdings Corp.	137,576
10,713	Tokai Rika Co. Ltd.	214,407
28,359	Tokai Tokyo Financial Holdings, Inc.	206,035
850	Token Corp.	81,330
8,468	Tokuyama Corp.	252,666
4,144	Tokyo Broadcasting System Holdings, Inc.	92,177
3,508	Tokyo Century Corp.	219,280
14,149	Tokyo Dome Corp.	137,579
4,518	Tokyo Kiraboshi Financial Group, Inc.	119,448
3,917	Tokyo Ohka Kogyo Co. Ltd.	137,994
2,551	Tokyo Seimitsu Co. Ltd.	97,564
10,164	Tokyo Steel Manufacturing Co. Ltd.	84,990
9,151	Tokyu Construction Co. Ltd.	98,012
19,717	TOMONY Holdings, Inc.	88,112
11,186	Tomy Co. Ltd.	109,994
5,430	Topcon Corp.	108,178
7,211	Toppan Forms Co. Ltd.	80,463
4,610	Topre Corp.	144,925
2,688	Topy Industries Ltd.	79,713
11,989	Toshiba Machine Co. Ltd.	79,762
3,793	Toshiba Plant Systems & Services Corp.	79,240
21,772	Toshiba TEC Corp.	124,554
2,903	Totetsu Kogyo Co. Ltd.	86,752
6,228	Towa Bank Ltd. (The)	83,154
14,394	Toyo Construction Co. Ltd.	69,060
9,232	Toyo Engineering Corp.(a)(b)	96,180
18,122	Toyo Ink SC Holdings Co. Ltd.	111,953
16,974	Toyo Tire & Rubber Co. Ltd.	290,074
16,320	Toyobo Co. Ltd.	318,272
12,477	Toyota Boshoku Corp.	263,052
3,635	TPR Co. Ltd.	110,453
3,200	transcosmos, Inc.	88,609
5,731	Trend Micro, Inc.	343,572
3,775	Trusco Nakayama Corp.	99,287
7,602	TS Tech Co. Ltd.	309,499
15,382	TSI Holdings Co. Ltd.	123,000
2,892	Tsubaki Nakashima Co. Ltd.	68,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
25,493	Tsubakimoto Chain Co.	$221,324
4,696	Tsukishima Kikai Co. Ltd.	66,047
5,920	Tsumura & Co.	215,322
1,971	Tsuruha Holdings, Inc.	283,334
3,530	TV Asahi Holdings Corp.	82,972
8,656	UACJ Corp.(a)	225,368
6,204	UKC Holdings Corp.	131,082
2,409	Ulvac, Inc.	129,669
8,676	Unipres Corp.	205,116
2,660	United Arrows Ltd.	98,086
8,412	United Super Markets Holdings, Inc.	110,546
16,900	Unitika Ltd.(b)	111,508
2,631	Unizo Holdings Co. Ltd.	62,875
12,500	Ushio, Inc.	176,377
9,868	USS Co. Ltd.	207,505
5,457	Valor Holdings Co. Ltd.	152,352
16,164	VT Holdings Co. Ltd.	73,711
7,291	Wacoal Holdings Corp.	221,212
13,243	Wacom Co. Ltd.	67,047
7,176	Wakita & Co. Ltd.	75,810
3,654	Warabeya Nichiyo Holdings Co. Ltd.	92,899
3,091	Welcia Holdings Co. Ltd.	159,034
4,130	Xebio Holdings Co. Ltd.	77,939
3,918	Yakult Honsha Co. Ltd.	279,282
4,342	Yamabiko Corp.	62,338
4,511	Yamato Kogyo Co. Ltd.	133,980
8,187	Yamazen Corp.	82,899
1,605	Yaoko Co. Ltd.	89,179
6,600	Yaskawa Electric Corp.	269,609
2,028	Yellow Hat Ltd.	60,326
2,417	Yodogawa Steel Works Ltd.	69,026
2,604	Yokogawa Bridge Holdings Corp.	56,851
7,723	Yokohama Reito Co. Ltd.	78,342
4,322	Yorozu Corp.	74,611
6,711	Yoshinoya Holdings Co. Ltd.	124,683
2,017	Yuasa Trading Co. Ltd.	64,607
2,005	Zenkoku Hosho Co. Ltd.	82,912
8,966	Zensho Holdings Co. Ltd.	208,776
15,396	Zeon Corp.	199,933
3,635	ZERIA Pharmaceutical Co. Ltd.	74,710

		77,500,367

	Jersey Island—0.1%
94,360	Centamin PLC	203,723

	Jordan—0.1%
15,688	Hikma Pharmaceuticals PLC	278,309

	Kazakhstan—0.1%
7,736	KAZ Minerals PLC(b)	98,070
22,961	Nostrum Oil & Gas PLC(b)	93,927

		191,997

	Luxembourg—0.2%
5,312	APERAM SA	259,093
229	Eurofins Scientific SE	123,896
42,747	L’Occitane International SA	79,631

		462,620

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Macau—0.1%
57,451	MGM China Holdings Ltd.	$158,849

	Mexico—0.1%
8,903	Fresnillo PLC	156,347

	Monaco—0.0%
3,335	Endeavour Mining Corp.(b)	56,999

	Netherlands—1.7%
6,186	Aalberts Industries NV	305,235
1,324	AMG Advanced Metallurgical Group NV	62,163
11,086	Arcadis NV(a)	218,860
2,383	ASM International NV	143,093
1,023	Be Semiconductor Industries NV	70,884
5,014	Corbion NV	160,656
5,722	Eurocommercial Properties NV CVA	239,892
2,691	Euronext NV(d)	193,125
2,006	Flow Traders(d)	77,751
6,750	Forfarmers NV	94,928
17,599	Fugro NV CVA(b)	279,078
2,990	GrandVision NV(d)	73,695
2,508	IMCD NV	154,690
3,548	Intertrust NV(d)	70,730
5,220	Koninklijke Volkerwessels NV	148,462
6,333	Koninklijke Vopak NV	312,947
1,757	NSI NV REIT	75,678
7,559	OCI NV(a)(b)	180,007
64,070	PostNL NV(a)	249,336
2,942	TKH Group NV CVA	186,257
10,657	TomTom NV(b)	105,401
2,287	Vastned Retail NV REIT	114,533
6,271	Wereldhave NV REIT(a)	252,301

		3,769,702

	New Zealand—0.8%
62,256	Air New Zealand Ltd.	143,440
57,339	Auckland International Airport Ltd.	257,759
67,413	Chorus Ltd.	192,134
75,226	Contact Energy Ltd.	285,163
16,078	Fisher & Paykel Healthcare Corp. Ltd.	144,439
66,825	Kiwi Property Group Ltd.	64,506
28,472	Mercury NZ Ltd.	63,996
56,406	Meridian Energy Ltd.	116,846
15,319	Ryman Healthcare Ltd.	114,414
43,766	Sky Network Television Ltd.	70,310
73,478	SKYCITY Entertainment Group Ltd.	209,679
30,852	Trade Me Group Ltd.	101,083
33,380	Z Energy Ltd.	170,517

		1,934,286

	Norway—1.3%
2,819	AKER BP ASA	92,969
32,797	Aker Solutions ASA(b)(d)	223,284
4,299	Atea ASA	64,074
15,119	Austevoll Seafood ASA	182,686
10,185	Borregaard ASA	108,447
9,699	Entra ASA(d)	133,661
3,109	Kongsberg Gruppen ASA	76,453
25,131	Leroy Seafood Group ASA	185,022

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Norway (continued)
3,007	Norwegian Air Shuttle ASA(a)(b)	$113,732
86,564	Petroleum Geo-Services ASA(b)	374,519
4,150	Salmar ASA	194,262
3,736	Schibsted ASA, Class A	109,406
4,212	Schibsted ASA, Class B	113,566
7,403	SpareBank 1 SMN	74,482
14,273	Sparebank 1 SR-Bank ASA	141,641
12,886	TGS Nopec Geophysical Co. ASA	408,885
5,652	Tomra Systems ASA	105,123
8,492	Veidekke ASA	103,353
6,620	XXL ASA(d)	57,679

		2,863,244

	Portugal—0.5%
43,544	CTT-Correios de Portugal SA	160,881
22,639	Mota-Engil SGPS SA	98,332
35,627	Navigator Co. SA (The)	208,335
22,917	NOS SGPS SA	136,393
53,387	REN—Redes Energeticas Nacionais SGPS SA	168,480
2,993	Semapa-Sociedade de Investimento e Gestao	67,043
160,453	Sonae SGPS SA	218,673

		1,058,137

	Russia—0.2%
48,359	Evraz PLC	305,194
23,684	Polymetal International PLC	237,939

		543,133

	Singapore—1.8%
107,406	Ascott Residence Trust REIT	92,476
24,662	BOC Aviation Ltd.(d)	144,548
28,926	BW LPG Ltd.(b)(d)	101,173
154,658	CapitaLand Commercial Trust Ltd. REIT	212,588
63,575	CDL Hospitality Trusts	85,468
177,436	Ezion Holdings Ltd. Wts. expiring 04/16/23(b)(c)	0
1,165,297	Ezra Holdings Ltd.(b)(c)	0
50,748	Frasers Centrepoint Trust REIT	85,854
69,652	Frasers Commercial Trust REIT	73,647
73,912	Frasers Logistics & Industrial Trust REIT(d)	58,614
11,296	Jardine Cycle & Carriage Ltd.	292,286
154,939	Keppel REIT	145,104
174,991	Keppel Infrastructure Trust	71,368
150,545	Mapletree Commercial Trust REIT	184,195
104,608	Mapletree Industrial Trust REIT	160,382
171,323	Mapletree Logistics Trust REIT	164,329
242,544	Netlink Nbn Trust(b)(d)	148,379
45,720	SATS Ltd.	191,299
101,039	Sembcorp Marine Ltd.	163,305
26,100	SIA Engineering Co. Ltd.	64,065
44,277	Singapore Exchange Ltd.	258,161
146,041	Singapore Post Ltd.	147,800
138,449	Starhill Global REIT REIT	75,287
93,339	StarHub Ltd.	160,024
207,619	Suntec Real Estate Investment Trust REIT	307,340
48,871	UOL Group Ltd.	325,179
15,888	Venture Corp. Ltd.	251,390

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Singapore (continued)
44,534	Wing Tai Holdings Ltd.	$68,615

		4,032,876

	South Africa—0.2%
30,403	Mediclinic International PLC	280,985
76,162	Petra Diamonds Ltd.(b)	71,805

		352,790

	South Korea—6.6%
1,003	Amorepacific Corp.	327,744
332	Amorepacific Corp. (Preference Shares)	55,486
1,497	AMOREPACIFIC Group	200,432
40,608	Asiana Airlines, Inc.(b)	201,510
329	Celltrion, Inc.(b)	83,478
5,900	Cheil Worldwide, Inc.	105,510
1,219	CJ E&M Corp.	103,291
1,074	CJ Logistics Corp.(b)	157,372
586	CJ O Shopping Co. Ltd.	122,681
3,659	Coway Co. Ltd.	299,764
4,453	Daesang Corp.	110,903
53,319	Daewoo Engineering & Construction Co. Ltd.(b)	317,004
6,058	Daishin Securities Co. Ltd.	77,990
4,188	Daishin Securities Co. Ltd. (Preference Shares)	35,643
2,896	Daou Technology, Inc.	65,482
5,094	DB HiTek Co. Ltd.	64,149
25,827	DGB Financial Group, Inc.	290,177
23,367	Dongkuk Steel Mill Co. Ltd.	240,660
3,089	Doosan Bobcat, Inc.	94,285
905	Fila Korea Ltd.	110,578
10,572	GS Engineering & Construction Corp.	403,855
359	GS Home Shopping, Inc.	58,452
4,122	GS Retail Co. Ltd.	143,569
1,564	Halla Holdings Corp.	74,975
514	Hanil Cement Co. Ltd.	79,888
2,742	Hanjin Transportation Co. Ltd.	66,236
12,483	Hanon Systems	127,395
4,779	Hansol Paper Co. Ltd.	76,962
6,390	Hanwha Aerospace Co. Ltd.(b)	144,187
16,830	Hanwha General Insurance Co. Ltd.	118,340
5,482	Hite Jinro Co. Ltd.	111,893
1,733	Hotel Shilla Co. Ltd.	188,220
2,720	Hyundai Department Store Co. Ltd.	263,583
6,982	Hyundai Development Co.-Engineering & Construction	303,324
5,974	Hyundai Greenfood Co. Ltd.	86,138
662	Hyundai Home Shopping Network Corp.	67,251
65,326	Hyundai Merchant Marine Co. Ltd.(b)	371,264
1,279	Hyundai Mipo Dockyard Co. Ltd.(b)	107,177
6,477	Hyundai Rotem Co. Ltd.(b)	161,917
6,286	Hyundai Wia Corp.	316,051
5,299	ING Life Insurance Korea Ltd.(d)	204,409
19,576	Interpark Holdings Corp.	64,425
19,360	JB Financial Group Co. Ltd.	111,478
970	Kakao Corp.	100,810
9,089	Kangwon Land, Inc.	245,936

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Korea (continued)
885	KCC Corp.	$323,988
2,421	KEPCO Plant Service & Engineering Co. Ltd.	114,924
648	KIWOOM Securities Co. Ltd.	71,895
1,932	Kolon Corp.	93,882
3,615	Kolon Industries, Inc.	231,512
3,564	Korea Aerospace Industries Ltd.(b)	144,155
2,878	Korea Investment Holdings Co. Ltd.	245,481
259	Korea Petrochemical Industries Co. Ltd.	66,808
14,108	Korean Reinsurance Co.	155,868
2,202	Kumho Petrochemical Co. Ltd.	221,633
3,195	LF Corp.	84,358
1,632	LG Hausys Ltd.	124,381
277	LG Household & Health Care Ltd.	355,311
71	LG Household & Health Care Ltd. (Preference Shares)	51,187
2,186	LG Innotek Co. Ltd.	238,443
12,690	LG International Corp.	314,265
1,423	LIG Nex1 Co. Ltd.	52,694
61	Lotte Chilsung Beverage Co. Ltd.	92,524
1,073	Lotte Corp.(b)	65,402
1,222	LOTTE Fine Chemical Co. Ltd.	78,488
2,006	LOTTE Himart Co. Ltd.	139,925
2,012	LS Industrial Systems Co. Ltd.	129,229
1,251	Mando Corp.	265,884
8,434	Meritz Fire & Marine Insurance Co. Ltd.	165,434
23,171	Meritz Securities Co. Ltd.	90,358
31,397	Mirae Asset Daewoo Co. Ltd.	287,498
15,074	Mirae Asset Life Insurance Co. Ltd.	77,201
476	NCSoft Corp.	160,442
6,030	Nexen Tire Corp.	68,032
12,280	NH Investment & Securities Co. Ltd.	179,362
918	NHN Entertainment Corp.(b)	52,946
406	Nongshim Co. Ltd.	123,163
1,699	OCI Co. Ltd.	248,157
21,135	Pan Ocean Co. Ltd.(b)	108,836
3,028	Paradise Co. Ltd.	66,199
6,356	Partron Co. Ltd.	50,048
3,471	Poongsan Corp.	123,982
1,153	S-1 Corp.	105,903
5,870	Samsung Card Co. Ltd.	205,001
19,158	Samsung Engineering Co. Ltd.(b)	321,976
1,316	Samsung SDS Co. Ltd.	301,877
6,199	Samsung Securities Co., Ltd.	215,330
1,095	Samyang Holdings Corp.	113,801
3,012	Seah Besteel Corp.	76,142
944	SeAH Steel Corp.	82,287
2,895	Seoul Semiconductor Co. Ltd.	51,500
762	Shinsegae, Inc.	297,865
1,432	SK Gas Co. Ltd.	125,897
3,350	SKC Co. Ltd.	119,503
11,857	Sungwoo Hitech Co. Ltd.	65,499
6,581	Taeyoung Engineering & Construction Co. Ltd.	72,092
11,445	Tongyang Life Insurance Co. Ltd.	88,298
88	Young Poong Corp.	69,540
4,012	Youngone Corp.	112,316

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Korea (continued)
465	Yuhan Corp.	$99,700

		15,050,296

	Spain—2.2%
20,474	Acerinox SA	288,059
7,230	Almirall SA	90,235
14,410	Applus Services SA	195,168
6,204	Bolsas y Mercados Espanoles SHMSF SA	217,974
3,230	Cellnex Telecom SA(d)	86,791
10,377	Cia de Distribucion Integral Logista Holdings SA	234,326
3,482	CIE Automotive SA	130,584
2,440	Construcciones y Auxiliar de Ferrocarriles SA	117,331
7,268	Ebro Foods SA	175,624
12,295	EDP Renovaveis SA	118,244
11,184	Ence Energia y Celulosa SA	86,750
9,809	Euskaltel SA(d)	91,254
20,376	Faes Farma SA	82,964
25,261	Gestamp Automocion SA(b)(d)	206,012
3,089	Grupo Catalana Occidente SA	136,409
5,259	Hispania Activos Inmobiliarios SOCIMI SA REIT	111,829
11,443	Indra Sistemas SA(b)	158,716
13,035	Inmobiliaria Colonial Socimi SA REIT	151,819
294,633	Liberbank SA(b)	169,159
13,771	Mediaset Espana Comunicacion SA	132,340
8,952	Melia Hotels International SA	133,467
19,583	MERLIN Properties SOCIMI SA REIT	302,850
15,895	NH Hotel Group SA	122,908
49,862	Obrascon Huarte Lain SA(b)	234,165
19,748	Prosegur Cash SA(d)	57,740
24,525	Prosegur Cia de Seguridad SA	186,083
77,143	Sacyr SA	222,385
8,443	Siemens Gamesa Renewable Energy SA	145,515
6,097	Tecnicas Reunidas SA	197,051
140,410	Unicaja Banco SA(b)(d)	254,635
2,722	Viscofan SA	180,879
7,606	Zardoya Otis SA	77,836

		5,097,102

	Sweden—2.9%
1,750	AAK AB	155,124
5,150	AF AB, Class B	107,618
24,391	Ahlsell AB(d)	146,184
8,283	Attendo AB(d)	84,365
12,541	Axfood AB	233,736
15,711	Betsson AB	112,275
15,667	Bilia AB, Class A	129,827
20,342	BillerudKorsnas AB	300,372
332	Bonava AB(a)	3,987
8,661	Bonava AB, Class B(a)	105,501
19,435	Bravida Holding AB(d)	139,599
5,881	Clas Ohlson AB, Class B	64,575
9,789	Com Hem Holding AB	170,409
24,137	Dometic Group AB(d)	232,315
25,070	Elekta AB, Class B	285,195
21,746	Fabege AB	251,958

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Sweden (continued)
6,736	Fastighets AB Balder, Class B(b)	$174,429
15,616	Hemfosa Fastigheter AB	194,329
1,097	Hemfosa Fastigheter AB (Preference Shares)	22,836
19,887	Hexpol AB, Class B(a)	206,990
9,564	Holmen AB, Class B	236,940
8,276	Hufvudstaden AB, Class A(a)	122,110
4,978	Indutrade AB	118,087
3,224	Intrum Justitia AB(a)	85,993
5,412	Investment AB Latour, Class B	59,549
10,478	JM AB	208,409
48,929	Klovern AB, Class B	61,392
1,259	Klovern AB (Preference Shares)	46,008
18,695	Kungsleden AB	133,215
1,527	Lifco AB, Class B	55,715
7,036	Loomis AB, Class B	257,684
3,479	Mekonomen AB	53,401
4,555	Modern Times Group Mortgage AB, Class B	179,845
18,250	Nibe Industrier AB, Class B	187,030
13,562	Nobia AB	107,187
875	Nolato AB, Class B	66,053
5,443	Pandox AB, Class B	92,138
31,892	Peab AB, Class B	284,157
59,568	Ratos AB, Class B(a)	236,964
3,073	Saab AB, Class B	126,358
54,989	SAS AB(a)(b)	137,991
2,028	SAS AB (Preference Shares)	132,447
10,272	Scandic Hotels Group AB(d)	101,392
4,430	Sweco AB, Class B	90,596
5,338	Thule Group AB(d)	124,063
12,873	Wallenstam AB, Class B(a)	115,803
6,412	Wihlborgs Fastigheter AB	149,318

		6,691,469

	Switzerland—2.9%
1,262	Allreal Holding AG	207,932
781	Alpiq Holding AG(b)	59,173
626	Also Holding AG	77,657
3,732	Arbonia AG(a)(b)	66,730
321	Autoneum Holding AG	84,506
239	Banque Cantonale Vaudoise	191,219
100	Barry Callebaut AG	180,523
20	Belimo Holding AG	82,938
1,489	BKW AG	97,321
468	Bucher Industries AG	172,941
247	Burckhardt Compression Holding AG	80,595
2,204	Cembra Money Bank AG	187,804
71	Conzzeta AG	90,803
444	Daetwyler Holding AG-BR	85,221
2,922	DKSH Holding AG	235,555
144	dormakaba Holding AG	112,011
6,200	EFG International AG	50,732
140	Emmi AG	113,567
289	EMS-Chemie Holding AG	179,549
25,307	Ferrexpo PLC	81,948
954	Flughafen Zurich AG	200,457
66	Forbo Holding AG	92,809
4,340	Galenica AG(b)(d)	234,559

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Switzerland (continued)
17,838	GAM Holding AG	$286,878
1,393	Huber + Suhner AG(a)	80,070
1,720	Implenia AG	132,141
68,351	IWG PLC	233,287
5,972	Kudelski SA-BR(a)	55,322
3,075	Landis+Gyr Group AG(b)	232,667
5,222	Logitech International SA	194,552
433	Mobimo Holding AG(b)	112,198
14,066	OC Oerlikon Corp. AG	229,200
1,795	Oriflame Holding AG	85,572
1,229	Panalpina Welttransport Holding AG	156,186
415	Partners Group Holding AG	304,574
287	Rieter Holding AG	55,840
84	Schweiter Technologies AG-BR	96,058
1,049	SFS Group AG	118,581
203	Siegfried Holding AG	70,852
115	St. Galler Kantonalbank AG	61,804
167	Straumann Holding AG	114,297
1,534	Sulzer AG	178,055
2,654	Sunrise Communications Group AG(d)	209,392
378	Tecan Group AG	83,627
755	Temenos Group AG	95,567
854	Valiant Holding AG	102,836
423	Valora Holding AG	141,869
592	Vat Group AG(d)	88,151
1,772	Vontobel Holding AG	117,429
2,467	Wizz Air Holdings PLC(b)(d)	108,530

		6,712,085

	United Kingdom—9.5%
19,556	888 Holdings PLC	73,749
140,891	AA PLC	264,013
31,787	Acacia Mining PLC	63,046
19,679	Ascential PLC	114,220
28,978	Ashmore Group PLC	164,361
105,093	Assura PLC REIT	86,271
17,196	Auto Trader Group PLC(d)	83,608
4,904	AVEVA Group PLC	145,492
35,909	B&M European Value Retail SA	200,458
72,369	Bca Marketplace PLC	189,985
10,314	Big Yellow Group PLC REIT	130,908
16,389	Bodycote PLC	203,160
15,191	Bovis Homes Group PLC	258,508
20,073	Brewin Dolphin Holdings PLC	99,808
27,249	Britvic PLC	269,663
16,659	BTG PLC(b)	156,946
60,586	Cairn Energy PLC(b)	189,093
54,432	Capital & Counties Properties PLC	216,144
49,893	Card Factory PLC	158,331
39,621	Cineworld Group PLC	142,105
88,685	Coats Group PLC	96,621
7,742	Computacenter PLC	135,212
77,217	Convatec Group PLC(d)	231,003
22,844	Countryside Properties PLC(d)	113,019
3,467	Cranswick PLC	139,151
28,054	Crest Nicholson Holdings PLC	188,178
29,884	Daily Mail & General Trust PLC NV, Class A	277,423

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United Kingdom (continued)
16,122	Dairy Crest Group PLC	$120,466
356,379	Debenhams PLC	113,290
2,153	Dechra Pharmaceuticals PLC	81,312
7,226	Dialog Semiconductor PLC(b)	154,835
6,162	Dignity PLC	92,596
5,913	Diploma PLC	98,220
21,993	Domino’s Pizza Group PLC	110,051
59,673	Drax Group PLC	259,722
12,004	Dunelm Group PLC	93,250
35,897	EI Group PLC(b)	63,682
27,395	Electrocomponents PLC	229,791
48,070	Elementis PLC	187,769
17,118	Equiniti Group PLC(d)	64,956
32,229	Essentra PLC	195,763
42,884	esure Group PLC	133,253
20,215	Fenner PLC	169,286
1,651	Fidessa Group PLC	89,368
114,659	Firstgroup PLC(b)	178,298
24,801	Galliford Try PLC	313,586
2,948	Genus PLC	102,729
6,810	Go-Ahead Group PLC	182,061
22,525	Grafton Group PLC	233,307
31,151	Grainger PLC	134,467
25,817	Great Portland Estates PLC REIT	247,989
8,065	Greggs PLC	135,410
31,585	GVC Holdings PLC	388,270
37,341	Halfords Group PLC	194,823
14,642	Halma PLC	246,644
70,349	Hansteen Holdings PLC REIT	128,677
6,987	Hargreaves Lansdown PLC	172,213
16,399	Hastings Group Holdings PLC(d)	62,341
5,087	Hill & Smith Holdings PLC	92,977
17,475	HomeServe PLC	178,112
37,222	Howden Joinery Group PLC	244,393
15,860	Hunting PLC(b)	174,977
34,194	Ibstock PLC(d)	140,067
41,991	Indivior PLC(b)	262,056
7,259	J D Wetherspoon PLC	116,379
7,484	Jardine Lloyd Thompson Group PLC	125,965
14,453	JD Sports Fashion PLC	77,836
34,743	Jupiter Fund Management PLC	217,972
7,306	Just Eat PLC(b)	77,867
114,747	Just Group PLC	223,162
17,731	Kier Group PLC	262,534
63,350	Laird PLC	171,805
38,611	Lancashire Holdings Ltd.	316,958
44,461	LondonMetric Property PLC REIT	116,537
12,617	Marshalls PLC	74,482
148,847	Marston’s PLC	221,211
54,862	McCarthy & Stone PLC(d)	102,314
53,289	Merlin Entertainments PLC(d)	269,956
1,504	Metro Bank PLC(b)	68,402
26,823	Mitchells & Butlers PLC	104,184
78,886	Mitie Group PLC	199,271
35,980	Moneysupermarket.com Group PLC	148,522
21,925	Morgan Advanced Materials PLC	103,580

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United Kingdom (continued)
31,520	N Brown Group PLC	$88,825
38,444	National Express Group PLC	207,673
19,684	Newriver REIT PLC REIT	78,624
18,629	Northgate PLC	95,245
12,554	Ocado Group PLC(b)	93,096
11,968	Onesavings Bank PLC	65,442
25,850	Pagegroup PLC	191,374
28,147	Paragon Group of Cos. PLC (The)	202,758
63,733	Pets at Home Group PLC	134,307
29,629	Playtech PLC	330,802
12,719	Polypipe Group PLC	67,131
170,374	Premier Oil PLC(b)	222,345
20,390	PZ Cussons PLC	69,143
61,430	QinetiQ Group PLC	195,027
1,709	Rathbone Brothers PLC	55,411
165,233	RDI REIT PLC REIT	84,434
16,711	Redrow PLC	144,431
63,938	Renewi PLC	63,055
1,085	Renishaw PLC	70,477
38,820	Restaurant Group PLC (The)	162,224
1,738	Rightmove PLC	109,279
48,215	Rotork PLC	218,485
12,771	Safestore Holdings PLC REIT	96,394
182,941	Saga PLC	342,432
11,937	Savills PLC	161,537
43,865	Senior PLC	178,473
206,016	Serco Group PLC(b)	273,115
13,671	Shaftesbury PLC REIT	190,369
123,806	SIG PLC	243,679
7,801	Softcat PLC	73,924
8,346	Spectris PLC	309,225
3,831	Spirax-Sarco Engineering PLC	304,198
41,682	Spire Healthcare Group PLC(d)	130,896
40,028	Sports Direct International PLC(b)	222,074
22,545	Ssp Group PLC	202,523
15,599	St. Modwen Properties PLC	88,133
88,605	Stagecoach Group PLC	190,383
2,958	Superdry PLC	61,317
21,499	Synthomer PLC	146,578
133,515	TalkTalk Telecom Group PLC	236,859
4,388	Telecom Plus PLC	65,394
38,751	TP ICAP PLC	251,497
66,495	Tritax Big Box REIT PLC REIT	137,197
8,027	Ultra Electronics Holdings PLC	155,668
16,092	Unite Group PLC (The) REIT	184,740
27,796	Vesuvius PLC	225,306
5,174	Victrex PLC	186,854
41,430	Virgin Money Holdings UK PLC	159,036
7,258	WH Smith PLC	195,038
9,432	Workspace Group PLC REIT	144,072

		21,566,919

	United States—0.4%
55,403	Alacer Gold Corp.(b)	92,054
635,064	REC Silicon ASA(b)	108,525
71,569	Samsonite International SA	324,640
20,831	Sims Metal Management Ltd.	254,576

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United States (continued)
48,673	Tahoe Resources, Inc.	$245,652

		1,025,447

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $192,816,492)—99.8%	226,973,594

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.9%
6,638,149	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(e)(f) (Cost $6,638,149)	6,638,149

	Total Investments in Securities (Cost $199,454,641)—102.7%	233,611,743
	Other assets less liabilities—(2.7)%	(6,103,001)

	Net Assets—100.0%	$227,508,742

Investment Abbreviations:

BR—Bearer Shares

CVA—Dutch Certificates

REIT—Real Estate Investment Trust

RSP—Registered Savings Plan Shares

Wts.—Warrants

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2018.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2018 was $7,274,280, which represented 3.20% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco FTSE RAFI Emerging Markets ETF (PXH)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Financials	35.3
Energy	16.9
Information Technology	12.0
Materials	9.7
Telecommunication Services	7.8
Consumer Staples	5.0
Consumer Discretionary	3.7
Utilities	3.2
Industrials	2.9
Real Estate	2.7
Health Care	0.6
Money Market Funds Plus Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.8%
	Brazil—13.5%
938,950	Ambev SA	$6,280,845
307,385	B3 SA—Brasil Bolsa Balcao	2,229,791
356,891	Banco Bradesco SA	3,264,278
1,347,934	Banco Bradesco SA (Preference Shares)	13,360,690
951,058	Banco do Brasil SA	10,007,692
189,000	Banco Santander Brasil SA	2,065,198
288,255	BR Malls Participacoes SA	902,527
89,509	Braskem SA (Preference Shares), Class A	1,171,570
330,700	BRF SA(a)	2,351,510
358,100	CCR SA	1,227,994
196,310	Centrais Eletricas Brasileiras SA(a)	1,073,381
144,100	Centrais Eletricas Brasileiras SA (Preference Shares), Class B	942,019
114,479	Cia Brasileira de Distribuicao (Preference Shares), Class A	2,584,205
144,792	Cia de Saneamento Basico do Estado de Sao Paulo	1,459,669
143,280	Cia Energetica de Minas Gerais, Class A(a)	316,328
1,653,423	Cia Energetica de Minas Gerais (Preference Shares)	4,010,654
197,400	Cia Energetica de Sao Paulo (Preference Shares), Class B	993,311
29,700	Cia Paranaense de Energia	194,668
150,008	Cia Paranaense de Energia (Preference Shares), Class B	1,152,253
400,082	Cia Siderurgica Nacional SA(a)	1,007,174
253,022	Cielo SA	1,392,901
67,600	Cosan SA Industria e Comercio	771,032
325,067	Embraer SA	2,063,533

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Brazil (continued)
63,155	Fibria Celulose SA	$1,246,006
53,200	Gerdau SA	214,618
537,117	Gerdau SA (Preference Shares)	2,564,154
1,286,417	Itau Unibanco Holding SA (Preference Shares)	18,814,729
719,418	Itausa—Investimentos Itau SA (Preference Shares)	2,807,374
1,288,382	JBS SA	3,232,314
169,400	Klabin SA	1,031,156
332,600	Kroton Educacional SA	1,336,046
48,310	Lojas Americanas SA	206,526
169,220	Lojas Americanas SA (Preference Shares)	967,956
98,260	Lojas Renner SA	918,731
1,255,700	Metalurgica Gerdau SA (Preference Shares)	2,815,487
309,300	Petrobras Distribuidora SA	2,036,164
1,720,562	Petroleo Brasileiro SA(a)	12,150,541
2,205,347	Petroleo Brasileiro SA (Preference Shares)(a)	14,524,420
125,400	Suzano Papel E Celulose SA	1,476,309
212,743	Telefonica Brasil SA (Preference Shares)	2,997,446
316,066	TIM Participacoes SA	1,445,438
178,896	Ultrapar Participacoes SA	3,100,686
1,299,138	Vale SA	18,129,153

		152,838,477

	Chile—1.3%
6,755,151	Banco de Chile	1,118,533

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco FTSE RAFI Emerging Markets ETF (PXH) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Chile (continued)
11,984	Banco de Credito e Inversiones SA	$907,655
18,102,784	Banco Santander Chile	1,506,888
712,083	Cencosud SA	2,120,814
353,187	Empresas CMPC SA	1,444,226
94,562	Empresas COPEC SA	1,547,848
8,862,940	Enel Americas SA	2,029,847
10,253,260	Enel Chile SA	1,280,065
108,265	Latam Airlines Group SA	1,664,788
104,920	S.A.C.I. Falabella	1,018,344

		14,639,008

	China—31.4%
802,603	Agile Group Holdings Ltd.	1,599,428
14,677,626	Agricultural Bank of China Ltd., H-Shares	8,340,995
19,519	Alibaba Group Holding Ltd. ADR(a)	3,484,922
2,564,230	Aluminum Corp. of China Ltd., H-Shares(a)	1,467,001
270,380	Anhui Conch Cement Co. Ltd., H-Shares	1,701,879
11,328	Baidu, Inc. ADR(a)	2,842,195
46,118,504	Bank of China Ltd., H-Shares	25,267,998
5,423,095	Bank of Communications Co. Ltd., H-Shares	4,463,822
235,540	Beijing Enterprises Holdings Ltd.	1,185,466
97,287	BYD Co. Ltd., H-Shares	683,640
3,582,313	CGN Power Co. Ltd., H-Shares(b)	981,362
5,713,823	China Cinda Asset Management Co. Ltd., H-Shares	2,053,067
5,001,785	China CITIC Bank Corp. Ltd., H-Shares	3,607,187
2,633,795	China Communications Construction Co. Ltd., H-Shares	3,053,870
47,737,885	China Construction Bank Corp., H-Shares	50,607,359
1,835,908	China Everbright Bank Co. Ltd., H-Shares	924,007
692,065	China Evergrande Group(a)	2,226,565
4,492,325	China Huarong Asset Management Co. Ltd., H-Shares(b)	1,556,923
1,686,272	China Jinmao Holdings Group Ltd.	966,868
1,778,939	China Life Insurance Co. Ltd., H-Shares	5,100,007
1,765,809	China Longyuan Power Group Corp., H-Shares	1,745,953
1,228,363	China Merchants Bank Co. Ltd., H-Shares	5,415,393
506,809	China Merchants Port Holdings Co. Ltd.	1,140,413
3,219,651	China Minsheng Banking Corp. Ltd., H-Shares	3,035,762
2,719,240	China Mobile Ltd.	26,055,089
3,581,553	China National Building Material Co. Ltd., H-Shares	4,234,933
1,350,059	China Overseas Land & Investment Ltd.	4,567,141
679,530	China Pacific Insurance (Group) Co. Ltd., H-Shares	3,026,098
21,662,930	China Petroleum & Chemical Corp. (Sinopec), H-Shares	21,170,920
4,938,209	China Power International Development Ltd.	1,327,636
1,696,307	China Railway Construction Corp. Ltd., H-Shares	2,016,570
2,642,619	China Railway Group Ltd., H-Shares	2,124,668
729,327	China Resources Beer Holdings Co. Ltd.	3,154,927
849,206	China Resources Land Ltd.	3,219,046

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
811,720	China Resources Pharmaceutical Group Ltd.(b)	$1,123,216
1,557,613	China Resources Power Holdings Co. Ltd.	3,000,810
1,733,440	China Shenhua Energy Co. Ltd., H-Shares	4,298,123
406,167	China Taiping Insurance Holdings Co. Ltd.	1,376,618
11,378,774	China Telecom Corp. Ltd., H-Shares	5,567,419
3,226,423	China Unicom Hong Kong Ltd.(a)	4,596,109
289,507	China Vanke Co. Ltd., H-Shares	1,206,241
1,499,339	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	1,155,799
1,631,062	CITIC Ltd.	2,502,212
565,454	CITIC Securities Co. Ltd., H-Shares	1,394,857
9,581,898	CNOOC Ltd.	16,066,993
1,049,598	Country Garden Holdings Co. Ltd.	2,169,207
19,797	Ctrip.com International Ltd. ADR(a)	809,697
1,406,705	Dongfeng Motor Group Co. Ltd., H-Shares	1,564,748
152,842	ENN Energy Holdings Ltd.	1,437,230
718,990	Fosun International Ltd.	1,544,570
7,924,417	GCL-Poly Energy Holdings Ltd.(a)	989,511
379,033	Geely Automobile Holdings Ltd.	1,014,200
9,316,987	Gome Retail Holdings Ltd.	1,009,071
1,182,266	Great Wall Motor Co. Ltd., H-Shares	1,239,773
715,614	Guangdong Investment Ltd.	1,114,236
607,414	Guangzhou R&F Properties Co. Ltd., H-Shares	1,461,214
1,052,949	Haitong Securities Co. Ltd., H-Shares	1,448,966
156,282	Hengan International Group Co. Ltd.	1,393,908
4,124,004	Huaneng Power International, Inc., H-Shares	2,742,943
426,837	Huatai Securities Co. Ltd., H-Shares(b)	871,268
35,764,157	Industrial & Commercial Bank of China Ltd., H-Shares	31,807,577
588,100	Inner Mongolia Yitai Coal Co. Ltd., Class B	763,354
25,655	JD.Com, Inc., Class A ADR(a)	936,664
807,870	Jiangxi Copper Co. Ltd., H-Shares	1,159,063
318,377	Kingboard Chemical Holdings Ltd.	1,310,302
1,580,415	Kunlun Energy Co. Ltd.	1,359,259
377,892	Legend Holdings Corp., H-Shares(b)	1,268,748
9,040,965	Lenovo Group Ltd.	4,319,895
420,441	Longfor Properties Co. Ltd.	1,269,640
2,735	NetEase, Inc. ADR	703,086
207,926	New China Life Insurance Co. Ltd., H-Shares	978,927
4,986,475	People’s Insurance Co. Group of China Ltd. (The), H-Shares	2,369,898
12,575,341	PetroChina Co. Ltd., H-Shares	9,277,383
2,022,412	PICC Property & Casualty Co. Ltd., H-Shares	3,654,038
850,023	Ping An Insurance Group Co. of China Ltd., H-Shares	8,399,233
2,664,118	Postal Savings Bank of China Co. Ltd., H-Shares(b)	1,839,839
685,607	Shimao Property Holdings Ltd.	1,838,885
1,793,689	Sino-Ocean Group Holding Ltd.	1,257,005
889,747	Sinopec Engineering Group Co. Ltd., H-Shares	918,288

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco FTSE RAFI Emerging Markets ETF (PXH) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
551,383	Sinopharm Group Co. Ltd., H-Shares	$2,325,458
1,582,907	SOHO China Ltd.	816,841
261,509	Sunac China Holdings Ltd.	1,129,571
122,444	Tencent Holdings Ltd.	6,100,163
835,945	Yangzijiang Shipbuilding Holdings Ltd.	738,685
531,478	Yanzhou Coal Mining Co. Ltd., H-Shares	674,484
5,058,808	Yuexiu Property Co. Ltd.	1,147,349

		355,811,684

	Hong Kong—0.2%
281,467	Haier Electronics Group Co. Ltd.	979,078
2,371,329	Skyworth Digital Holdings Ltd.	1,084,709

		2,063,787

	India—7.4%
74,034	Axis Bank Ltd. GDR(b)	2,865,116
26,116	GAIL India Ltd. GDR(b)	767,810
56,802	HDFC Bank Ltd. ADR	5,442,200
120,424	ICICI Bank Ltd. ADR	1,024,808
536,931	Infosys Ltd. ADR	9,487,571
357,567	Invesco India ETF(c)	9,151,927
756,299	iShares MSCI India ETF	26,432,650
64,974	Larsen & Toubro Ltd. GDR(b)	1,367,703
138,915	Mahindra & Mahindra Ltd. GDR(b)	1,812,841
359,008	Reliance Industries Ltd. GDR(b)	10,375,331
88,549	State Bank of India GDR(b)	3,263,031
139,784	Tata Motors Ltd. ADR(a)	3,511,374
274,799	Tata Steel Ltd. GDR(b)	2,423,727
214,298	Vedanta Ltd. ADR	3,797,361
454,826	Wipro Ltd. ADR(d)	2,174,068

		83,897,518

	Indonesia—1.5%
4,702,993	PT Astra International Tbk	2,416,992
1,085,275	PT Bank Central Asia Tbk	1,723,959
4,445,174	PT Bank Mandiri Persero Tbk	2,276,504
2,008,973	PT Bank Negara Indonesia Persero Tbk	1,162,424
11,647,873	PT Bank Rakyat Indonesia Persero Tbk	2,695,860
1,622,267	PT Indofood Sukses Makmur Tbk	813,320
7,632,684	PT Perusahaan Gas Negara Persero Tbk	1,089,012
13,522,159	PT Telekomunikasi Indonesia Persero Tbk	3,722,542
386,078	PT United Tractors Tbk	946,290

		16,846,903

	Malaysia—2.6%
1,086,400	Axiata Group Bhd	1,467,547
2,108,400	CIMB Group Holdings Bhd	3,869,117
702,200	DiGi.com Bhd	828,644
521,300	Genting Bhd	1,186,494
772,800	Genting Malaysia Bhd	1,010,441
752,800	IOI Corp. Bhd	919,055
1,857,700	Malayan Banking Bhd	5,104,118
760,100	Petronas Chemicals Group Bhd	1,637,019
695,200	Public Bank Bhd	4,217,092
6,416,400	Sapura Energy Bhd	1,046,641
1,786,000	Sime Darby Bhd	1,215,399
711,600	Sime Darby Plantation Bhd	1,010,223

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Malaysia (continued)
1,469,400	Tenaga Nasional Bhd	$5,932,279

		29,444,069

	Mexico—4.0%
1,597,319	Alfa SAB de CV, Class A	2,041,919
13,202,162	America Movil SAB de CV, Series L	12,167,373
8,950,505	Cemex SAB de CV, Series CPO(a)(e)	5,575,555
186,819	Coca-Cola Femsa SAB de CV, Series L	1,207,819
986,994	Fibra Uno Administracion SA de CV REIT	1,627,460
567,786	Fomento Economico Mexicano SAB de CV, Series CPO(f)	5,464,995
400,582	Grupo Bimbo SAB de CV, Series A	928,399
605,055	Grupo Financiero Banorte SAB de CV, Class O	3,769,725
1,295,760	Grupo Mexico SAB de CV, Series B	4,289,040
701,147	Grupo Televisa SAB, Series CPO(g)	2,505,623
37,627	Industrias Penoles SAB de CV	786,390
352,825	Mexichem SAB de CV(a)	1,097,427
1,634,027	Wal-Mart de Mexico SAB de CV	4,521,335

		45,983,060

	Poland—1.4%
77,478	Bank Polska Kasa Opieki SA	2,584,996
76,401	KGHM Polska Miedz SA	2,041,867
303,292	PGE Polska Grupa Energetyczna SA(a)	906,305
130,514	Polski Koncern Naftowy Orlen SA	3,341,307
582,368	Polskie Gornictwo Naftowe i Gazownictwo SA	1,027,195
209,001	Powszechna Kasa Oszczednosci Bank Polski SA(a)	2,495,784
258,522	Powszechny Zaklad Ubezpieczen SA	3,166,825

		15,564,279

	Russia—8.9%
5,639,389	Gazprom PJSC ADR	26,099,092
314,799	LUKOIL PJSC ADR	21,028,573
262,177	Magnit PJSC GDR(b)	4,978,741
155,753	MegaFon PJSC GDR(b)	1,379,193
243,507	MMC Norilsk Nickel PJSC ADR	4,187,103
394,695	Mobile TeleSystems PJSC ADR	4,144,297
21,348	Novatek PJSC GDR(b)	2,711,196
981,004	Rosneft Oil Co. PJSC GDR(b)	5,978,238
890,747	RusHydro PJSC ADR	1,011,889
909,825	Sberbank of Russia PJSC ADR	13,556,392
99,430	Severstal PJSC GDR(b)	1,587,897
310,701	Sistema PJSFC GDR(b)	1,129,709
362,156	Surgutneftegas OJSC ADR	1,701,409
383,991	Surgutneftegas OJSC (Preference Shares) ADR	1,881,556
84,561	Tatneft PJSC ADR	5,454,185
1,871,744	VTB Bank PJSC GDR(b)	3,503,905

		100,333,375

	South Africa—7.0%
184,718	AngloGold Ashanti Ltd.	1,662,407
52,039	Aspen Pharmacare Holdings Ltd.	1,122,046
328,056	Barclays Africa Group Ltd.	4,808,729
101,249	Barloworld Ltd.	1,371,804

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco FTSE RAFI Emerging Markets ETF (PXH) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Africa (continued)
81,127	Bid Corp. Ltd.	$1,862,501
63,982	Bidvest Group Ltd. (The)	1,256,346
88,801	Exxaro Resources Ltd.	791,713
737,238	FirstRand Ltd.	3,954,377
47,763	Foschini Group Ltd. (The)	822,593
517,108	Gold Fields Ltd.	1,941,472
744,339	Growthpoint Properties Ltd. REIT	1,735,077
480,028	Impala Platinum Holdings Ltd.(a)	859,023
89,125	Imperial Holdings Ltd.	1,716,069
113,573	Investec Ltd.	895,847
408,549	Life Healthcare Group Holdings Ltd.	965,431
424,122	MMI Holdings Ltd.	755,920
33,736	Mondi Ltd.	983,563
36,457	Mr Price Group Ltd.	800,148
720,858	MTN Group Ltd.	7,231,822
15,192	Naspers Ltd., Class N	3,723,161
83,913	Nedbank Group Ltd.	1,999,527
481,353	Netcare Ltd.	1,194,924
1,302,812	Redefine Properties Ltd. REIT	1,250,240
96,487	Remgro Ltd.	1,736,785
413,333	Sanlam Ltd.	2,622,618
225,922	Sappi Ltd.	1,445,973
281,151	Sasol Ltd.	10,088,893
98,063	Shoprite Holdings Ltd.	1,955,958
847,038	Sibanye Gold Ltd.(a)	745,007
69,922	SPAR Group Ltd. (The)	1,184,340
425,524	Standard Bank Group Ltd.	7,305,361
8,906,535	Steinhoff International Holdings NV(a)	1,369,825
221,445	Telkom SA SOC Ltd.	1,007,911
31,956	Tiger Brands Ltd.	995,765
112,804	Truworths International Ltd.	926,197
185,062	Vodacom Group Ltd.	2,312,135
311,277	Woolworths Holdings Ltd.	1,602,046

		79,003,554

	Taiwan—15.0%
1,929,000	Acer, Inc.(a)	1,486,529
1,373,000	ASE Industrial Holding Co. Ltd.	3,726,426
980,000	Asia Cement Corp.	1,051,662
212,738	Asustek Computer, Inc.	1,998,924
9,009,000	AU Optronics Corp.	3,775,763
203,000	Catcher Technology Co. Ltd.	2,271,070
2,895,440	Cathay Financial Holding Co. Ltd.	5,235,700
283,000	Chailease Holding Co. Ltd.	1,042,604
754,894	Cheng Shin Rubber Industry Co. Ltd.	1,222,159
5,545,000	China Development Financial Holding Corp.	2,108,436
1,038,016	China Life Insurance Co. Ltd.	1,129,708
2,728,360	China Steel Corp.	2,167,085
1,277,000	Chunghwa Telecom Co. Ltd.	4,877,258
1,581,054	Compal Electronics, Inc.	1,036,704
6,593,838	CTBC Financial Holding Co. Ltd.	4,735,912
717,506	Delta Electronics, Inc.	2,619,122
2,180,181	E.Sun Financial Holding Co. Ltd.	1,547,456
1,605,000	Far Eastern New Century Corp.	1,540,635
541,000	Far EasTone Telecommunications Co. Ltd.	1,433,573
2,440,506	First Financial Holding Co. Ltd.	1,682,738

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Taiwan (continued)
1,054,920	Formosa Chemicals & Fibre Corp.	$3,904,272
359,000	Formosa Petrochemical Corp.	1,474,270
1,128,280	Formosa Plastics Corp.	3,985,103
503,102	Foxconn Technology Co. Ltd.	1,256,628
2,726,928	Fubon Financial Holding Co. Ltd.	4,700,567
7,931,330	Hon Hai Precision Industry Co. Ltd.	22,223,219
469,233	HTC Corp.(a)	959,512
9,655,490	Innolux Corp.	3,622,461
1,659,000	Inventec Corp.	1,264,443
11,000	Largan Precision Co. Ltd.	1,293,833
1,252,313	Lite-On Technology Corp.	1,661,342
533,091	MediaTek, Inc.	6,126,137
2,676,080	Mega Financial Holding Co. Ltd.	2,374,296
1,196,940	Nan Ya Plastics Corp.	3,301,178
250,000	Novatek Microelectronics Corp.	1,056,225
1,690,106	Pegatron Corp.	3,970,134
702,740	Pou Chen Corp.	882,389
300,200	Powertech Technology, Inc.	866,513
129,000	President Chain Store Corp.	1,275,328
1,218,000	Quanta Computer, Inc.	2,227,158
4,684,908	Shin Kong Financial Holding Co. Ltd.	1,923,906
2,663,000	SinoPac Financial Holdings Co. Ltd.	963,078
2,522,702	Taishin Financial Holding Co. Ltd.	1,232,084
1,692,089	Taiwan Cement Corp.	2,336,263
1,541,000	Taiwan Cooperative Financial Holding Co. Ltd.	898,459
451,400	Taiwan Mobile Co. Ltd.	1,670,637
4,076,000	Taiwan Semiconductor Manufacturing Co. Ltd.	31,272,776
1,129,000	Tatung Co. Ltd.(a)	849,044
399,000	TPK Holding Co. Ltd.(a)	879,279
1,194,941	Uni-President Enterprises Corp.	2,891,784
7,475,000	United Microelectronics Corp.	4,042,384
1,846,000	Walsin Lihwa Corp.	1,263,465
2,747,449	Wistron Corp.	2,200,819
3,809,671	Yuanta Financial Holding Co. Ltd.	1,828,446

		169,366,896

	Thailand—3.9%
421,673	Advanced Info Service PCL NVDR	2,779,087
742,486	Bangchak Corp. PCL NVDR	852,824
186,988	Bangkok Bank PCL (Foreign Shares)	1,143,494
1,911,455	Banpu PCL NVDR	1,174,976
2,711,929	Charoen Pokphand Foods PCL NVDR	2,096,675
671,075	CP ALL PCL NVDR	1,849,922
3,982,352	IRPC PCL NVDR	889,594
246,934	Kasikornbank PCL NVDR	1,529,645
345,663	Kasikornbank PCL (Foreign Shares)	2,141,227
2,977,107	Krung Thai Bank PCL NVDR	1,716,836
707,027	PTT Exploration & Production PCL NVDR	3,001,952
845,303	PTT Global Chemical PCL NVDR	2,624,832
7,124,350	PTT PCL NVDR	12,754,302
292,661	Siam Cement PCL (The) NVDR	4,339,840
812,607	Siam Commercial Bank PCL (The) NVDR	3,372,988
467,380	Thai Oil PCL NVDR	1,395,772
538,604	Thanachart Capital PCL NVDR	917,299

		44,581,265

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco FTSE RAFI Emerging Markets ETF (PXH) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Turkey—1.7%
1,043,792	Akbank Turk AS	$2,172,186
56,987	BIM Birlesik Magazalar AS	966,547
504,522	Eregli Demir ve Celik Fabrikalari TAS	1,260,917
752,386	Haci Omer Sabanci Holding AS	1,780,445
519,187	KOC Holding AS	1,752,228
73,386	Tupras Turkiye Petrol Rafinerileri AS	1,868,385
277,838	Turk Hava Yollari AO(a)	1,142,039
496,547	Turkcell Iletisim Hizmetleri AS	1,705,134
940,308	Turkiye Garanti Bankasi AS	2,130,308
753,706	Turkiye Halk Bankasi AS	1,533,276
1,050,916	Turkiye Is Bankasi AS, Class C	1,592,434
694,415	Turkiye Vakiflar Bankasi TAO, Class D	1,019,779

		18,923,678

	Total Common Stocks & Other Equity Interests (Cost $963,059,020)	1,129,297,553

	Money Market Fund—0.1%
1,321,640	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(h) (Cost $1,321,640)	1,321,640

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $964,380,660)—99.9%	1,130,619,193

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.2%
2,183,470	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(h)(i) (Cost $2,183,470)	2,183,470

	Total Investments in Securities (Cost $966,564,130)—100.1%	1,132,802,663
	Other assets less liabilities—(0.1)%	(1,423,594)

	Net Assets—100.0%	$1,131,379,069

Investment Abbreviations:

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depositary Receipt

NVDR—Non-voting Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2018 was $51,785,794, which represented 4.58% of the Fund’s Net Assets.
(c)	Affiliated company. The Fund’s Adviser also serves as the adviser for the Invesco India ETF and therefore, Invesco India ETF is considered to be affiliated with the Fund. See Note 4.
(d)	All or a portion of this security was out on loan at April 30, 2018.
(e)	Each CPO for Cemex SAB de CV represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano SAB de CV represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa SAB represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco Global Agriculture ETF (PAGG)

April 30, 2018

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Agricultural Products	51.5
Fertilizers & Agricultural Chemicals	48.4
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Australia—4.8%
68,978	Costa Group Holdings Ltd.	$378,014
45,220	GrainCorp Ltd., Class A	303,454
55,058	Nufarm Ltd.	379,032

		1,060,500

	Brazil—0.6%
11,000	SLC Agricola SA	141,044

	Chile—4.3%
17,176	Sociedad Quimica y Minera de Chile SA (Preference Shares), Series B	943,175

	China—1.2%
500,880	China Agri-Industries Holdings Ltd.	211,246
399,394	Sinofert Holdings Ltd.(a)	47,836

		259,082

	Germany—4.2%
31,162	K+S AG	919,034

	Hong Kong—0.6%
1,475,480	C.P. Pokphand Co. Ltd.	133,481

	Indonesia—3.6%
1,503,982	Golden Agri-Resources Ltd.	391,884
87,383	PT Astra Agro Lestari Tbk	80,239
819,299	PT Charoen Pokphand Indonesia Tbk	216,713
1,789,993	PT Eagle High Plantations Tbk(a)	32,165
635,341	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	57,540

		778,541

	Ireland—0.7%
24,685	Origin Enterprises PLC	159,262

	Israel—3.3%
118,240	Israel Chemicals Ltd.	531,733
927	Israel Corp. Ltd. (The)	182,288

		714,021

	Japan—2.6%
6,233	Hokuto Corp.	110,050
21,510	Kumiai Chemical Industry Co. Ltd.	136,815
8,584	Sakata Seed Corp.	314,962

		561,827

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Malaysia—9.1%
339,700	Felda Global Ventures Holdings Bhd	$148,053
89,400	Genting Plantations Bhd	225,579
642,190	IOI Corp. Bhd	784,017
106,674	Kuala Lumpur Kepong Bhd	692,763
20,300	United Plantations Bhd	137,627

		1,988,039

	Netherlands—1.8%
16,240	OCI NV(a)(b)	386,733

	Norway—3.8%
19,561	Yara International ASA	827,749

	Russia—3.7%
56,640	PhosAgro PJSC GDR(c)	816,749

	Singapore—4.7%
108,036	First Resources Ltd.	137,896
357,263	Wilmar International Ltd.	879,632

		1,017,528

	Taiwan—1.0%
169,099	Taiwan Fertilizer Co. Ltd.	228,902

	United Kingdom—1.8%
912,387	Sirius Minerals PLC(a)	389,569

	United States—48.1%
5,210	American Vanguard Corp.	112,276
42,016	Archer-Daniels-Midland Co.	1,906,686
20,880	Bunge Ltd.	1,508,162
21,151	CF Industries Holdings, Inc.	820,659
31,043	Darling Ingredients, Inc.(a)	532,077
20,944	FMC Corp.	1,669,865
5,541	Fresh Del Monte Produce, Inc.	272,340
12,348	Ingredion, Inc.	1,495,219
57,891	Mosaic Co. (The)	1,560,163
7,757	Scotts Miracle-Gro Co. (The)	648,330

		10,525,777

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $20,867,349)—99.9%	21,851,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco Global Agriculture ETF (PAGG) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.7%
160,244	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(d)(e) (Cost $160,244)	$160,244

	Total Investments in Securities (Cost $21,027,593)—100.6%	22,011,257
	Other assets less liabilities—(0.6)%	(124,359)

	Net Assets—100.0%	$21,886,898

Investment Abbreviations:

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2018.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2018 represented 3.73% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco Global Clean Energy ETF (PBD)

April 30, 2018

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Renewable Electricity	22.6
Semiconductors	12.2
Heavy Electrical Equipment	10.3
Electrical Components & Equipment	10.1
Semiconductor Equipment	9.5
Electric Utilities	4.0
Building Products	3.6
Electronic Equipment & Instruments	3.5
Independent Power Producers & Energy Traders	3.5
Oil & Gas Refining & Marketing	3.1
Industrial Machinery	3.1
Investment Companies	2.8
Automobile Manufacturers	2.6
Mortgage REITs	1.7
Fertilizers & Agricultural Chemicals	1.6
Specialty Chemicals	1.5
Electronic Components	1.2
Construction & Engineering	0.9
Environmental & Facilities Services	0.5
Diversified Support Services	0.5
Auto Parts & Equipment	0.5
Research & Consulting Services	0.4
Electronic Manufacturing Services	0.3
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Austria—0.8%
15,676	Verbund AG	$487,509

	Canada—5.6%
90,496	Ballard Power Systems, Inc.(a)(b)	297,194
53,859	Boralex, Inc., Class A	964,206
40,675	Canadian Solar, Inc.(a)(b)	635,750
42,199	Innergex Renewable Energy, Inc.	445,708
99,551	TransAlta Renewables, Inc.	889,937

		3,232,795

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Chile—1.6%
17,161	Sociedad Quimica y Minera de Chile SA ADR(a)	$941,967

	China—12.9%
86,486	BYD Co. Ltd., H-Shares	607,741
1,306,328	China Longyuan Power Group Corp., H-Shares	1,291,639
470,732	China Power Clean Energy Development Co. Ltd.	269,307
504,778	China Singyes Solar Technologies Holdings Ltd.	182,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco Global Clean Energy ETF (PBD) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
3,878	Daqo New Energy Corp. ADR(b)	$206,891
5,301,407	GCL-Poly Energy Holdings Ltd.(b)	661,979
2,499,171	Huaneng Renewables Corp. Ltd., H-Shares	1,117,713
37,045	JinkoSolar Holding Co. Ltd. ADR(a)(b)	680,887
54,360	Kandi Technologies Group, Inc.(a)(b)	266,364
5,065,659	Shunfeng International Clean Energy Ltd.(b)	196,862
521,098	Wasion Group Holdings Ltd.	292,146
500,028	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	954,406
1,700,763	Xinyi Solar Holdings Ltd.	780,142

		7,508,738

	Denmark—4.2%
13,485	Novozymes A/S, Class B	637,441
14,698	Orsted A/S(c)	970,309
12,776	Vestas Wind Systems A/S	829,130

		2,436,880

	Finland—0.5%
34,509	Caverion Oyj(a)(b)	289,146

	France—0.4%
8,337	Albioma SA	206,492

	Germany—6.2%
27,562	Cropenergies AG	170,165
24,532	Encavis AG	197,992
90,419	Nordex SE(b)	1,040,005
12,377	OSRAM Licht AG	714,347
72,563	PNE Wind AG	216,108
22,105	Senvion SA(b)	290,575
10,253	SMA Solar Technology AG	633,629
34,191	VERBIO Vereinigte BioEnergie AG	165,734
7,515	Voltabox AG(b)	198,117

		3,626,672

	Guernsey—1.6%
630,152	Renewables Infrastructure Group Ltd. (The)	918,280

	Hong Kong—3.4%
345,985	Canvest Environmental Protection Group Co. Ltd.(c)	192,208
627,235	China High Speed Transmission Equipment Group Co. Ltd.	915,887
21,746,626	FDG Electric Vehicles Ltd.(b)	687,180
1,818,491	Panda Green Energy Group Ltd.(b)	194,634

		1,989,909

	Ireland—1.8%
23,471	Kingspan Group PLC	1,063,412

	Japan—6.9%
23,459	EF-ON, Inc.(a)	323,720
28,469	eRex Co. Ltd.(a)	226,347
147,460	GS Yuasa Corp.	795,078
247,883	Meidensha Corp.	978,620
6,230	Odelic Co. Ltd.	253,356
27,908	Renova, Inc.(a)(b)	318,293
59,267	Takuma Co. Ltd.	651,030
14,522	Tanaka Chemical Corp.(a)(b)	218,576

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
31,237	West Holdings Corp.	$228,943

		3,993,963

	Netherlands—1.3%
24,587	Philips Lighting NV(c)	749,779

	New Zealand—1.5%
115,328	Contact Energy Ltd.	437,179
184,805	Mercury NZ Ltd.	415,382

		852,561

	Norway—0.5%
225,051	NEL ASA(b)	78,041
35,089	Scatec Solar ASA(a)(c)	219,002

		297,043

	Philippines—0.2%
1,120,962	Energy Development Corp.(b)	116,971

	South Korea—3.6%
8,618	CS Wind Corp.	268,695
4,144	Samsung SDI Co. Ltd.	711,974
48,222	Seoul Semiconductor Co. Ltd.	857,842
90,595	Unison Co. Ltd.(b)	250,227

		2,088,738

	Spain—4.5%
35,191	Atlantica Yield PLC	706,987
97,719	EDP Renovaveis SA	939,790
55,264	Siemens Gamesa Renewable Energy SA	952,473

		2,599,250

	Sweden—2.0%
100,909	Nibe Industrier AB, Class B	1,034,135
96,072	SaltX Technology Holding AB(a)(b)	159,113

		1,193,248

	Switzerland—4.2%
6,845	Credit Suisse Real Estate Fund Green Property	897,546
11,910	Landis+Gyr Group AG(b)	901,161
519,049	Meyer Burger Technology AG(a)(b)	653,334

		2,452,041

	Taiwan—4.9%
266,000	Advanced Lithium Electrochemistry Cayman Co. Ltd.(b)	209,930
630,131	Epistar Corp.(b)	867,891
175,000	Everlight Electronics Co. Ltd.	246,354
27,000	Gigasolar Materials Corp.	139,168
355,000	Lextar Electronics Corp.(b)	215,377
243,000	Motech Industries, Inc.(b)	170,013
425,241	Neo Solar Power Corp.(b)	177,504
190,000	Sino-American Silicon Products, Inc.	828,419

		2,854,656

	Thailand—3.7%
1,002,566	Bcpg PCL NVDR	619,456
464,786	Energy Absolute PCL NVDR	530,174
271,442	SPCG PCL NVDR	181,477

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco Global Clean Energy ETF (PBD) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Thailand (continued)
21,772,240	Superblock PCL NVDR(b)	$793,349

		2,124,456

	United Kingdom—3.9%
35,750	Dialight PLC(b)	253,095
183,729	Drax Group PLC	799,667
422,885	GCP Infrastructure Investments Ltd.	707,107
154,238	Greencoat UK Wind PLC	259,176
19,480	Ricardo PLC	255,429

		2,274,474

	United States—23.8%
6,994	Acuity Brands, Inc.	837,671
22,424	Ameresco, Inc., Class A(b)	265,724
22,787	Cree, Inc.(b)	850,411
41,621	Enphase Energy, Inc.(a)(b)	172,727
9,559	First Solar, Inc.(b)	677,829
40,591	Green Plains, Inc.	754,993
50,095	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT(a)	972,344
13,209	Itron, Inc.(b)	863,869
34,147	LSI Industries, Inc.	209,321
37,574	Maxwell Technologies, Inc.(a)(b)	192,755
53,088	NRG Yield, Inc., Class C	944,966
7,783	Ormat Technologies, Inc.	450,636
50,894	Pattern Energy Group, Inc., Class A	925,253
45,743	Plug Power, Inc.(a)(b)	83,710
1,094,965	REC Silicon ASA(b)	187,116
16,350	Renewable Energy Group, Inc.(b)	210,915
12,597	SolarEdge Technologies, Inc.(b)	663,232
88,794	SunPower Corp.(a)(b)	757,413
23,243	Sunrun, Inc.(a)(b)	214,300
64,396	TerraForm Power, Inc., Class A	718,015
3,047	Tesla, Inc.(a)(b)	895,513
11,798	TPI Composites, Inc.(b)	267,225
8,546	Universal Display Corp.	752,475
51,323	Veeco Instruments, Inc.(b)	792,940
53,207	Vivint Solar, Inc.(a)(b)	210,168

		13,871,521

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $50,002,318)—100.0%	58,170,501

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—13.6%
7,892,064	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(d)(e) (Cost $7,892,064)	7,892,064

	Total Investments in Securities (Cost $57,894,382)—113.6%	66,062,565
	Other assets less liabilities—(13.6)%	(7,899,245)

	Net Assets—100.0%	$58,163,320

Investment Abbreviations:

ADR—American Depositary Receipt

NVDR—Non-voting Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2018.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2018 was $2,131,298, which represented 3.66% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco Global Gold and Precious Metals ETF (PSAU)

April 30, 2018

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Gold	83.9
Silver	9.2
Precious Metals & Minerals	6.2
Diversified Metals & Mining	0.5
Money Market Funds Plus Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks—99.8%
	Australia—14.8%
224,208	Evolution Mining Ltd.	$540,818
131,021	Newcrest Mining Ltd.	2,084,095
107,970	Northern Star Resources Ltd.	518,813
110,254	OceanaGold Corp.	297,577
40,073	Orocobre Ltd.(a)	168,407
90,268	Regis Resources Ltd.	320,047
132,727	Resolute Mining Ltd.	114,279
137,403	Saracen Mineral Holdings Ltd.(a)	194,863
92,022	St. Barbara Ltd.	295,823

		4,534,722

	Canada—50.6%
31,004	Agnico Eagle Mines Ltd.	1,306,717
69,659	Alamos Gold, Inc., Class A	377,108
151,159	B2Gold Corp.(a)	435,100
199,161	Barrick Gold Corp.	2,684,584
38,128	Centerra Gold, Inc.(a)	233,179
31,304	Detour Gold Corp.(a)	226,609
142,131	Eldorado Gold Corp.(a)(b)	135,263
29,706	First Majestic Silver Corp.(a)(b)	193,259
28,575	Fortuna Silver Mines, Inc.(a)	162,496
28,568	Franco-Nevada Corp.	2,029,477
148,075	Goldcorp, Inc.	1,968,250
30,980	Guyana Goldfields, Inc.(a)	120,348
83,493	IAMGOLD Corp.(a)	457,210
223,224	Kinross Gold Corp.(a)	865,418
33,983	Kirkland Lake Gold Ltd.	593,798
13,618	MAG Silver Corp.(a)	151,588
103,578	New Gold, Inc.(a)	243,200
38,077	NovaGold Resources, Inc.(a)	182,967
19,212	Osisko Gold Royalties Ltd.(b)	187,781
25,795	Pan American Silver Corp.	416,519
29,343	Premier Gold Mines Ltd.(a)	62,259
32,702	Sandstorm Gold Ltd.(a)	151,527
58,173	SEMAFO, Inc.(a)	180,606
21,458	SSR Mining, Inc.(a)	220,112
14,434	Torex Gold Resources, Inc.(a)	148,624
61,894	Wheaton Precious Metals Corp.	1,286,692

Number of Shares		Value
	Common Stocks (continued)
	Canada (continued)
169,795	Yamana Gold, Inc.	$488,743

		15,509,434

	China—2.3%
43,286	China Gold International Resources Corp. Ltd.(a)	88,128
188,026	Zhaojin Mining Industry Co. Ltd., H-Shares	147,649
1,026,660	Zijin Mining Group Co. Ltd., H-Shares	470,332

		706,109

	Japan—0.4%
7,168	Asahi Holdings, Inc.	130,740

	Jersey Island—5.6%
206,231	Centamin PLC	445,252
43,079	Highland Gold Mining Ltd.	87,104
14,681	Randgold Resources Ltd.	1,189,393

		1,721,749

	Mexico—1.9%
32,977	Fresnillo PLC	578,376

	Monaco—0.5%
8,117	Endeavour Mining Corp.(a)	138,729

	Peru—0.4%
44,636	Hochschild Mining PLC	128,828

	Russia—1.4%
41,576	Polymetal International PLC	417,689

	South Africa—7.9%
10,620	Anglo American Platinum Ltd.	286,118
73,411	AngloGold Ashanti Ltd.	658,660
147,057	Gold Fields Ltd.	560,107
68,463	Harmony Gold Mining Co. Ltd.	139,341
123,636	Impala Platinum Holdings Ltd.(a)	220,707
91,253	Northam Platinum Ltd.(a)	282,229
327,028	Sibanye Gold Ltd.(a)	287,635

		2,434,797

	Turkey—0.3%
8,190	Koza Altin Isletmeleri AS(a)	92,143

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco Global Gold and Precious Metals ETF (PSAU) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	United Kingdom—0.2%
26,426	Acacia Mining PLC	$52,413

	United States—13.5%
52,587	Alacer Gold Corp.(a)	87,375
30,539	Coeur Mining, Inc.(a)	231,180
65,774	Hecla Mining Co.	251,915
61,934	Newmont Mining Corp.	2,433,387
9,491	Royal Gold, Inc.	842,801
55,988	Tahoe Resources, Inc.	282,571

		4,129,229

	Total Common Stocks (Cost $34,479,550)	30,574,958

	Money Market Fund—0.1%
25,990	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(c) (Cost $25,990)	25,990

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $34,505,540)—99.9%	30,600,948

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.4%
418,918	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(c)(d) (Cost $418,918)	418,918

	Total Investments in Securities (Cost $34,924,458)—101.3%	31,019,866
	Other assets less liabilities—(1.3)%	(383,885)

	Net Assets—100.0%	$30,635,981

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2018.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco Global Water ETF (PIO)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Industrials	40.6
Utilities	35.0
Health Care	11.3
Materials	8.7
Information Technology	2.5
Consumer Discretionary	1.9
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments

Number of Shares		Value
	Common Stocks—100.0%
	Brazil—1.4%
252,441	Cia de Saneamento Basico do Estado de Sao Paulo	$2,544,894

	Canada—1.0%
74,459	Stantec, Inc.	1,897,559

	Cayman Islands—0.1%
12,060	Consolidated Water Co. Ltd.	170,649

	China—4.5%
7,603,697	Beijing Enterprises Water Group Ltd.	4,416,896
131,209	China Everbright Water Ltd.	41,453
5,749,584	CT Environmental Group Ltd.	875,228
1,971,787	Guangdong Investment Ltd.	3,046,968

		8,380,545

	Finland—0.3%
36,116	Uponor Oyj	629,779

	France—10.5%
534,416	Suez	7,722,345
507,692	Veolia Environnement SA(a)	12,027,199

		19,749,544

	Hong Kong—0.6%
1,262,950	China Water Affairs Group Ltd.	1,198,056

	Italy—1.7%
37,674	ACEA SpA	661,262
658,070	Hera SpA	2,436,743

		3,098,005

	Japan—6.3%
102,830	Kurita Water Industries Ltd.	3,336,043
15,008	METAWATER Co. Ltd.	442,320
6,314	Torishima Pump Manufacturing Co. Ltd.	59,144
139,157	TOTO Ltd.	7,868,296

		11,705,803

	Netherlands—2.3%
68,099	Aalberts Industries NV	3,344,386

Number of Shares		Value
	Common Stocks (continued)
	Netherlands (continued)
45,439	Arcadis NV(a)	$892,044

		4,236,430

	Singapore—0.0%
276,510	SIIC Enviornment Holdings Ltd.	90,844

	South Korea—1.9%
42,981	Coway Co. Ltd.	3,521,219

	Spain—1.7%
37,595	Acciona SA	3,145,834

	Switzerland—13.5%
149,454	Ferguson PLC	11,423,198
32,573	Geberit AG	13,919,034

		25,342,232

	Taiwan—0.1%
54,000	Forest Water Environment Engineering Co. Ltd.	123,749

	United Kingdom—16.4%
274,138	Halma PLC	4,607,544
65,830	nVent Electric PLC	1,454,843
418,242	Pennon Group PLC	3,980,974
78,460	Pentair PLC	3,548,827
88,687	Polypipe Group PLC	468,090
272,602	Severn Trent PLC	7,270,537
31,021	Spirax-Sarco Engineering PLC	2,458,392
680,883	United Utilities Group PLC	6,957,344

		30,746,551

	United States—37.7%
63,781	A.O. Smith Corp.	3,912,964
81,121	American Water Works Co., Inc.	7,023,456
52,054	Aqua America, Inc.	1,829,698
150,927	Danaher Corp.	15,140,997
113,127	Ecolab, Inc.	16,377,396
160,419	HD Supply Holdings, Inc.(b)	6,209,820
17,749	IDEX Corp.	2,372,331

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco Global Water ETF (PIO) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	United States (continued)
26,824	Roper Technologies, Inc.	$7,086,633
32,228	Waters Corp.(b)	6,072,077
63,230	Xylem, Inc.	4,609,467

		70,634,839

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $154,224,251)—100.0%	187,216,532

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—4.9%
9,201,341	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(c)(d) (Cost $9,201,341)	9,201,341

	Total Investments in Securities (Cost $163,425,592)—104.9%	196,417,873
	Other assets less liabilities—(4.9)%	(9,176,694)

	Net Assets—100.0%	$187,241,179

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2018.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco International BuyBack Achievers™ ETF (IPKW)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Consumer Discretionary	35.8
Industrials	28.5
Financials	13.1
Telecommunication Services	7.9
Materials	5.0
Information Technology	3.6
Health Care	3.5
Consumer Staples	2.4
Energy	0.2
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments

Number of Shares		Value
	Common Stocks—100.0%
	Australia—9.3%
2,130,070	GWA Group Ltd.	$6,190,348
3,494,696	Qantas Airways Ltd.	15,221,089
582,117	Seven Group Holdings Ltd.	8,010,460

		29,421,897

	Canada—19.6%
128,677	Dollarama, Inc.	14,835,571
541,476	Gildan Activewear, Inc.	15,797,186
307,702	Great Canadian Gaming Corp.(a)	8,794,572
480,471	Home Capital Group, Inc.(a)(b)	5,393,329
304,263	TFI International, Inc.	8,822,072
117,675	West Fraser Timber Co. Ltd.	7,983,303

		61,626,033

	Denmark—7.5%
221,929	GN Store Nord A/S	7,823,918
132,364	Jyske Bank A/S	7,961,180
166,408	Topdanmark A/S	7,858,077

		23,643,175

	France—7.5%
199,047	IPSOS	7,575,386
605,104	Vivendi SA	16,003,478

		23,578,864

	Germany—3.9%
212,637	OSRAM Licht AG	12,272,489

	Japan—30.1%
141,766	Broadleaf Co. Ltd.	676,279
176,982	Fuji Corp./Aichi	3,181,390
26,356	Godo Steel Ltd.(b)	618,526
76,897	HIS Co. Ltd.	2,814,462
118,151	J Trust Co. Ltd.(b)	835,722

Number of Shares		Value
	Common Stocks (continued)
	Japan (continued)
180,224	Kagome Co. Ltd.	$6,497,452
181,641	Kitz Corp.	1,522,182
101,424	Komori Corp.	1,293,000
89,814	Macnica Fuji Electronics Holdings, Inc.	1,542,248
389,017	Marui Group Co. Ltd.	8,087,856
24,943	Melco Holdings, Inc.	917,483
76,476	Mixi, Inc.	2,522,992
102,082	Nichi-iko Pharmaceutical Co. Ltd.	1,633,499
160,717	Nihon Unisys Ltd.	3,347,261
134,465	Nikkiso Co. Ltd.	1,532,354
1,518,607	Nissan Motor Co. Ltd.	15,980,589
288,692	Onward Holdings Co. Ltd.	2,384,990
164,672	OSG Corp.	3,653,860
57,017	Qol Co. Ltd.	1,171,343
19,506	Roland DG Corp.	453,491
450,724	Seibu Holdings, Inc.	7,616,072
96,719	Sodick Co. Ltd.(b)	1,196,779
212,923	SoftBank Group Corp.	16,541,544
84,666	Star Micronics Co. Ltd.	1,519,616
78,719	T-Gaia Corp.	2,201,326
270,915	Toshiba Machine Co. Ltd.	1,802,386
17,606	Toyo Kanetsu KK	539,805
99,626	Tsugami Corp.	1,205,436
43,754	United Arrows Ltd.	1,613,410

		94,903,353

	Netherlands—0.8%
421,725	BinckBank NV	2,461,020

	South Africa—4.6%
859,783	African Rainbow Minerals Ltd.	7,051,822
557,544	Barloworld Ltd.	7,554,060

		14,605,882

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco International BuyBack Achievers™ ETF (IPKW) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	South Korea—2.6%
232,328	Samsung Card Co. Ltd.	$8,113,697

	Sweden—2.7%
484,027	Com Hem Holding AB	8,426,045

	Taiwan—3.4%
1,749,700	Darfon Electronics Corp.	1,848,077
12,799,600	Walsin Lihwa Corp.	8,760,478

		10,608,555

	Turkey—0.3%
477,261	Dogus Otomotiv Servis ve Ticaret AS(a)	887,545

	United Kingdom—2.7%
1,184,155	Paragon Group of Cos. PLC (The)	8,530,107
90,508	Sole Realisation Co. PLC(a)(c)	0

		8,530,107

	United States—5.0%
243,243	Carnival PLC	15,830,200

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $292,577,209)—100.0%	314,908,862

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.3%
7,276,338	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(d)(e) (Cost $7,276,338)	7,276,338

	Total Investments in Securities (Cost $299,853,547)—102.3%	322,185,200
	Other assets less liabilities—(2.3)%	(7,130,169)

	Net Assets—100.0%	$315,055,031

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2018.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco S&P International Developed Quality ETF (IDHQ)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Industrials	19.8
Health Care	19.1
Consumer Discretionary	15.6
Consumer Staples	15.4
Information Technology	8.3
Materials	7.6
Financials	7.5
Telecommunication Services	2.5
Utilities	1.8
Energy	1.4
Real Estate	0.8
Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.8%
	Australia—5.5%
8,245	Aristocrat Leisure Ltd.	$166,001
2,446	Caltex Australia Ltd.	57,083
1,003	CIMIC Group Ltd.	34,105
673	Cochlear Ltd.	98,210
4,602	Computershare Ltd.	58,706
5,719	Crown Resorts Ltd.	55,669
4,655	CSL Ltd.	595,975
597	Domino’s Pizza Enterprises Ltd.	18,961
18,514	Fortescue Metals Group Ltd.	63,484
23,364	Insurance Australia Group Ltd.	138,857
32,421	Medibank Private Ltd.	71,341
608	REA Group Ltd.	36,997
2,891	SEEK Ltd.	42,203
47,982	South32 Ltd.	134,005
35,506	Telstra Corp. Ltd.	84,874
11,945	Woolworths Group Ltd.	250,603

		1,907,074

	Austria—0.1%
148	Lenzing AG	17,283

	Belgium—1.1%
563	Colruyt SA	31,675
3,428	KBC Group NV	298,861
1,338	Proximus SADP	40,856

		371,392

	Canada—6.4%
2,392	Air Canada(a)	47,095
12,491	Barrick Gold Corp.	168,372
6,444	BlackBerry Ltd.(a)	67,559

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Canada (continued)
7,307	Canadian National Railway Co.	$565,260
1,493	Canadian Pacific Railway Ltd.	272,850
9,614	Cenovus Energy, Inc.	96,444
2,268	CGI Group, Inc., Class A(a)	131,627
3,115	CI Financial Corp.	65,656
285	Constellation Software, Inc.	204,005
9,297	Encana Corp.	115,963
1,885	Gildan Activewear, Inc.	54,994
7,245	Lundin Mining Corp.	48,038
2,012	Metro, Inc.	63,941
1,864	Saputo, Inc.	60,531
4,011	Shaw Communications, Inc., Class B	82,570
2,998	Thomson Reuters Corp.	120,743
641	West Fraser Timber Co. Ltd.	43,487

		2,209,135

	China—0.6%
41,406	BOC Hong Kong (Holdings) Ltd.	213,877

	Denmark—6.7%
934	Chr. Hansen Holding A/S	84,714
1,107	Coloplast A/S, Class B	93,851
788	H. Lundbeck A/S	45,874
29,906	Novo Nordisk A/S, Class B	1,404,806
2,502	Novozymes A/S, Class B	118,015
2,167	Orsted A/S(b)	142,610
1,392	Pandora A/S	154,762
1,458	Tryg A/S	34,556

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco S&P International Developed Quality ETF (IDHQ) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Denmark (continued)
3,559	Vestas Wind Systems A/S	$230,028

		2,309,216

	Finland—2.2%
1,445	Elisa Oyj	64,108
5,174	Kone Oyj, Class B	257,060
1,317	Neste Oyj	110,789
1,293	Orion Oyj, Class B	39,259
3,084	Outokumpu Oyj	19,965
4,842	UPM-Kymmene Oyj	172,807
4,690	Wartsila Oyj Abp	99,471

		763,459

	France—7.1%
5,658	Airbus SE	663,154
26	Dassault Aviation SA	51,874
356	Hermes International	230,131
5,887	Peugeot SA	144,939
3,418	Safran SA	401,065
10,489	Sanofi	828,333
1,090	Thales SA	137,967

		2,457,463

	Germany—3.3%
999	Continental AG	266,986
1,192	Covestro AG(b)	108,383
1,845	Deutsche Boerse AG	248,363
8,667	Deutsche Post AG	377,598
201	HOCHTIEF AG	36,701
4,668	TUI AG	105,327

		1,143,358

	Hong Kong—1.5%
2,656	ASM Pacific Technology Ltd.	36,288
17,593	Chow Tai Fook Jewellery Group Ltd.	22,647
6,326	CK Infrastructure Holdings Ltd.	49,909
2,792	Dairy Farm International Holdings Ltd.	23,509
26,019	Galaxy Entertainment Group Ltd.	227,674
12,540	Techtronic Industries Co. Ltd.	73,342
11,598	Wharf Real Estate Investment Co. Ltd.	87,189

		520,558

	Ireland—0.6%
1,220	Kerry Group PLC, Class A	124,171
874	Ryanair Holdings PLC ADR(a)	96,114

		220,285

	Israel—0.7%
8,969	Bank Hapoalim BM	61,245
1,344	Check Point Software Technologies Ltd.(a)	129,709
10,243	Israel Discount Bank Ltd., Class A(a)	28,358
240	SodaStream International Ltd.(a)	22,678

		241,990

	Italy—1.2%
3,104	Banca Mediolanum SpA	24,921
1,598	Ferrari NV	196,427
5,359	Finecobank Banca Fineco SpA	63,761
1,822	Moncler SpA	82,233

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Italy (continued)
991	Recordati SpA	$35,405
620	Salvatore Ferragamo SpA	18,297

		421,044

	Japan—19.7%
280	ABC-Mart, Inc.	18,449
1,936	Alfresa Holdings Corp.	42,745
17,574	Astellas Pharma, Inc.	257,301
1,837	Bandai Namco Holdings, Inc.	62,242
6,239	Bridgestone Corp.	260,051
2,232	Brother Industries Ltd.	47,855
964	Calbee, Inc.	32,508
692	Canon Marketing Japan, Inc.	15,019
6,906	Chiba Bank Ltd. (The)	55,597
1,160	Daifuku Co. Ltd.	62,333
964	Daito Trust Construction Co. Ltd.	162,070
322	Disco Corp.	56,734
812	Dowa Holdings Co. Ltd.	30,647
812	Fast Retailing Co. Ltd.	357,219
8,601	GungHo Online Entertainment, Inc.	25,841
3,800	Haseko Corp.	59,904
332	Hirose Electric Co. Ltd.	46,785
50,655	Hitachi Ltd.	369,799
637	Hoshizaki Corp.	59,072
3,754	Hoya Corp.	200,508
4,705	Japan Exchange Group, Inc.	87,196
692	Kagome Co. Ltd.	24,948
11,090	Kajima Corp.	106,922
1,796	Kakaku.com, Inc.	34,213
373	Kaken Pharmaceutical Co. Ltd.	21,983
1,160	Kamigumi Co. Ltd.	26,115
6,105	Kao Corp.	438,243
8,684	Kirin Holdings Co. Ltd.	243,185
1,269	Koito Manufacturing Co. Ltd.	85,238
952	Konami Holdings Corp.	46,806
964	Kurita Water Industries Ltd.	31,274
3,870	Kyushu Financial Group, Inc.	19,027
552	Mabuchi Motor Co. Ltd.	27,641
2,529	Makita Corp.	113,279
552	McDonald’s Holdings Co. Japan Ltd.	25,794
1,856	Mitsubishi Gas Chemical Co., Inc.	43,588
3,132	Mitsubishi Heavy Industries Ltd.	123,698
7,886	Mitsubishi Motors Corp.	58,665
696	Mitsui Mining & Smelting Co. Ltd.	29,608
5,031	MS&AD Insurance Group Holdings, Inc.	168,826
1,150	Nabtesco Corp.	41,565
824	Nifco, Inc.	28,945
1,392	Nihon M&A Center, Inc.	40,702
514	Nippon Shinyaku Co. Ltd.	38,233
1,327	Nissan Chemical Industries Ltd.	59,119
1,567	Nitto Denko Corp.	116,286
1,565	Nomura Research Institute Ltd.	80,806
6,415	Obayashi Corp.	73,984
579	OBIC Co. Ltd.	48,358
3,388	Olympus Corp.	126,107
2,007	OMRON Corp.	108,477
580	Oracle Corp. Japan	47,554

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco S&P International Developed Quality ETF (IDHQ) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
976	Otsuka Corp.	$45,362
1,616	Persol Holdings Co. Ltd.	38,349
1,413	Pigeon Corp.	66,043
901	Pola Orbis Holdings, Inc.	39,247
1,276	Relo Group, Inc.	28,444
1,528	Renesas Electronics Corp.(a)	16,002
528	SCREEN Holdings Co. Ltd.	43,306
3,944	Sekisui Chemical Co. Ltd.	69,923
672	Seria Co. Ltd.	32,917
280	Shimamura Co. Ltd.	32,625
3,158	Shionogi & Co. Ltd.	162,597
5,524	Shizuoka Bank Ltd. (The)	56,136
1,820	Showa Shell Sekiyu K.K.	25,730
808	Square Enix Holdings Co. Ltd.	33,671
2,418	Start Today Co. Ltd.	69,828
6,165	Subaru Corp.	206,842
2,052	Suruga Bank Ltd.	27,904
1,160	Taiheiyo Cement Corp.	43,941
3,929	Taisei Corp.	211,517
1,553	Tokyo Electron Ltd.	297,628
3,238	Tosoh Corp.	57,466
948	Toyota Boshoku Corp.	19,909
1,283	Trend Micro, Inc.	76,916
3,889	Unicharm Corp.	109,287
2,120	USS Co. Ltd.	44,580
2,760	Yamaguchi Financial Group, Inc.	34,505
2,900	Yamaha Motor Co. Ltd.	92,364
436	Zenkoku Hosho Co. Ltd.	18,030

		6,790,133

	Macau—0.5%
29,154	Sands China Ltd.	168,240

	Mexico—0.1%
1,852	Fresnillo PLC	32,482

	Netherlands—0.4%
665	GrandVision NV(b)	16,348
39,649	Koninklijke KPN NV	122,978

		139,326

	New Zealand—0.3%
5,526	Fisher & Paykel Healthcare Corp. Ltd.	49,425
18,267	Spark New Zealand Ltd.	44,387

		93,812

	Norway—1.2%
383	Aker ASA, Class A	24,019
15,593	DNO ASA(a)	28,987
4,382	Marine Harvest ASA	95,309
8,410	Orkla ASA	77,850
627	Salmar ASA	29,223
704	Schibsted ASA, Class A	20,503
6,148	Telenor ASA	136,163

		412,054

	Portugal—0.1%
2,733	Jeronimo Martins SGPS SA	47,817

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Singapore—0.4%
18,444	ComfortDelGro Corp. Ltd.	$31,390
5,701	SATS Ltd.	23,718
15,451	Singapore Technologies Engineering Ltd.	40,501
2,436	Venture Corp. Ltd.	38,158

		133,767

	South Korea—2.3%
437	Celltrion Healthcare Co. Ltd.(a)	36,327
904	Cheil Worldwide, Inc.	16,110
441	Coway Co. Ltd.	36,129
436	GS Retail Co. Ltd.	15,140
107	Hanssem Co. Ltd.	11,625
572	Hyundai Development Co.-Engineering & Construction	24,850
256	Hyundai Heavy Industries Co. Ltd.(a)	28,324
465	KEPCO Plant Service & Engineering Co. Ltd.	22,000
1,132	KT&G Corp.	103,396
743	Meritz Fire & Marine Insurance Co. Ltd.	14,557
344	Orion Corp.	39,958
5,845	SK Hynix, Inc.	457,662

		806,078

	Spain—2.4%
2,634	ACS Actividades de Construccion y Servicios SA	110,790
613	Aena SME SA(b)	126,410
3,745	Amadeus IT Group SA	273,054
10,585	Industria de Diseno Textil SA	328,036

		838,290

	Sweden—3.0%
6,372	Atlas Copco AB, Class A	248,349
1,516	Axfood AB	28,255
2,985	Electrolux AB, Series B	78,593
9,599	Hennes & Mauritz AB, Class B	164,488
2,370	Hexpol AB, Class B	24,618
1,475	Industrivarden AB, Class C	31,182
2,594	Kinnevik AB, Class B	93,901
10,413	Sandvik AB	177,426
3,428	SKF AB, Class B	69,674
24,204	Telia Co. AB	118,876

		1,035,362

	Switzerland—13.5%
17,076	ABB Ltd.	398,282
2,325	Ferguson PLC	177,706
446	Geberit AG	190,584
73	Givaudan SA	162,918
729	Kuehne + Nagel International AG	113,602
19,659	Nestle SA	1,521,507
239	Partners Group Holding AG	174,301
6,820	Roche Holding AG	1,514,779
554	Schindler Holding AG-PC	114,394
62	SGS SA	150,553
21	Sika AG-BR	152,363

		4,670,989

	United Kingdom—18.7%
3,962	Admiral Group PLC	108,369

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco S&P International Developed Quality ETF (IDHQ) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United Kingdom (continued)
13,104	Anglo American PLC	$307,688
11,138	AstraZeneca PLC	781,254
8,378	Barratt Developments PLC	64,283
1,506	Berkeley Group Holdings PLC (The)	84,369
76,544	BT Group PLC	262,197
4,969	Burberry Group PLC	124,643
15,910	Compass Group PLC	341,853
23,368	Diageo PLC	831,587
13,773	Direct Line Insurance Group PLC	70,861
9,278	Experian PLC	211,913
2,702	IMI PLC	40,523
9,407	International Consolidated Airlines Group SA	81,217
1,656	Intertek Group PLC	111,208
39,331	ITV PLC	81,735
38,174	National Grid PLC	442,347
1,365	Next PLC	98,391
3,556	Persimmon PLC	132,977
18,115	Rentokil Initial PLC	76,398
10,877	Rio Tinto PLC	589,646
1,462	Schroders PLC	66,321
8,164	Smith & Nephew PLC	156,677
30,321	Standard Life Aberdeen PLC	151,819
2,422	Subsea 7 SA	33,920
31,984	Taylor Wimpey PLC	84,350
18,133	Unilever NV CVA	1,034,949
1,431	Whitbread PLC	84,378

		6,455,873

	United States—0.2%
533	ICON PLC(a)	62,697

	Total Investments in Securities (Cost $31,736,341)—99.8%	34,483,054
	Other assets less liabilities—0.2%	69,892

	Net Assets—100.0%	$34,552,946

Investment Abbreviations:

ADR—American Depositary Receipt

BR—Bearer Shares

CVA—Dutch Certificates

PC—Participation Certificate

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2018 was $393,751, which represented 1.14% of the Fund’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Statements of Assets and Liabilities

April 30, 2018

(Unaudited)

	Invesco DWA Developed Markets Momentum ETF (PIZ)	Invesco DWA Emerging Markets Momentum ETF (PIE)	Invesco Emerging Markets Infrastructure ETF (PXR)	Invesco FTSE RAFI Asia Pacific ex-Japan ETF (PAF)
Assets:
Unaffiliated investments in securities, at value(a)	$239,641,711	$293,579,904	$20,741,246	$23,550,795
Affiliated investments in securities, at value	3,616,179	307,000	141,867	—
Foreign currencies, at value	5,483	491,728	2,149	1,113
Cash segregated as collateral	—	—	—	—
Receivables:
Dividends	831,769	599,758	23,553	41,647
Foreign tax reclaims	791,304	—	7,593	—
Securities lending	4,420	1,079	123	—
Investments sold	106	40	—	2,936
Shares sold	—	3,132,349	—	—

Total Assets	244,890,972	298,111,858	20,916,531	23,596,491

Liabilities:
Due to custodian	1,033,977	1,217,597	27,294	13,715
Payables:
Collateral upon return of securities loaned	3,616,179	307,000	141,867	—
Investments purchased	99	3,118,506	922	—
Collateral upon receipt of securities in-kind	—	—	—	—
Accrued unitary management fees	161,038	212,590	12,619	9,283
Accrued expenses	17,013	—	—	—

Total Liabilities	4,828,306	4,855,693	182,702	22,998

Net Assets	$240,062,666	$293,256,165	$20,733,829	$23,573,493

Net Assets Consist of:
Shares of beneficial interest	$303,076,422	$354,213,156	$56,901,843	$25,152,895
Undistributed net investment income	(337,039)	(464,399)	(432,940)	(173,240)
Undistributed net realized gain (loss)	(95,131,931)	(101,153,013)	(38,219,583)	(4,981,447)
Net unrealized appreciation (depreciation)	32,455,214	40,660,421	2,484,509	3,575,285

Net Assets	$240,062,666	$293,256,165	$20,733,829	$23,573,493

Shares outstanding (unlimited amount authorized, $0.01 par value)	8,800,000	13,950,000	550,000	400,000
Net asset value	$27.28	$21.02	$37.70	$58.93

Market price	$27.31	$20.85	$37.49	$58.36

Unaffiliated investments in securities, at cost	$207,166,695	$252,919,187	$18,256,529	$19,975,473

Affiliated investments in securities, at cost	$3,616,179	$307,000	$141,867	$—

Foreign currencies, at cost	$5,402	$491,601	$2,138	$1,119

(a) Includes securities on loan with an aggregate value of:	$3,420,775	$294,000	$129,486	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)	Invesco FTSE RAFI Developed Markets ex- U.S. Small-Mid ETF (PDN)	Invesco FTSE RAFI Emerging Markets ETF (PXH)	Invesco Global Agriculture ETF (PAGG)	Invesco Global Clean Energy ETF (PBD)	Invesco Global Gold and Precious Metals ETF (PSAU)	Invesco Global Water ETF (PIO)

$1,255,142,972	$226,973,594	$1,120,145,626	$21,851,013	$58,170,501	$30,574,958	$187,216,532
38,038,724	6,638,149	12,657,037	160,244	7,892,064	444,908	9,201,341
498,157	196,970	17,897	—	11,432	669	81,493
14,150,984	—	—	—	—	614,039	—

5,108,349	1,008,134	1,168,868	13,735	72,269	52,605	267,819
2,903,523	245,700	22,786	83,647	52,421	111	459,147
56,601	8,281	517	29	31,487	136	223
20,055	33,720	—	—	—	—	164,962
12,337,363	—	—	—	—	580,858	—

1,328,256,728	235,104,548	1,134,012,731	22,108,668	66,230,174	32,268,284	197,391,517

4,039,241	863,432	488	44,407	138,296	—	591,469

38,038,724	6,638,149	2,183,470	160,244	7,892,064	418,918	9,201,341
15,430,583	46	—	—	25	580,858	238,243
14,150,984	—	—	—	—	614,039	—
444,352	91,113	449,704	13,425	35,733	18,488	115,644
16,978	3,066	—	3,694	736	—	3,641

72,120,862	7,595,806	2,633,662	221,770	8,066,854	1,632,303	10,150,338

$1,256,135,866	$227,508,742	$1,131,379,069	$21,886,898	$58,163,320	$30,635,981	$187,241,179

$1,137,267,176	$189,675,188	$1,025,450,022	$38,760,987	$171,316,500	$56,191,338	$194,444,938
4,857,473	(873,933)	2,143,763	(47,434)	68,996	(460,737)	572,560
(46,229,352)	4,566,823	(62,440,947)	(17,806,251)	(121,389,413)	(21,189,727)	(40,753,606)
160,240,569	34,140,664	166,226,231	979,596	8,167,237	(3,904,893)	32,977,287

$1,256,135,866	$227,508,742	$1,131,379,069	$21,886,898	$58,163,320	$30,635,981	$187,241,179

27,450,000	6,550,000	49,250,000	800,000	4,525,000	1,650,000	7,250,000
$45.76	$34.73	$22.97	$27.36	$12.85	$18.57	$25.83

$45.82	$34.60	$22.80	$27.27	$12.90	$18.63	$25.88

$1,094,842,632	$192,816,492	$955,804,244	$20,867,349	$50,002,318	$34,479,550	$154,224,251

$38,038,724	$6,638,149	$10,759,886	$160,244	$7,892,064	$444,908	$9,201,341

$498,329	$195,252	$18,316	$—	$11,400	$680	$81,640

$36,241,855	$6,594,205	$2,151,956	$151,903	$7,550,906	$389,679	$8,743,924

61

Statements of Assets and Liabilities (continued)

April 30, 2018

(Unaudited)

	Invesco International BuyBack AchieversTM ETF (IPKW)	Invesco S&P International Developed Quality ETF (IDHQ)
Assets:
Unaffiliated investments in securities, at value(a)	$314,908,862	$34,483,054
Affiliated investments in securities, at value	7,276,338	—
Foreign currencies, at value	—	14,932
Receivables:
Dividends	853,783	97,551
Foreign tax reclaims	248,705	108,714
Securities lending	17,041	—
Investments sold	11,425,736	47

Total Assets	334,730,465	34,704,298

Liabilities:
Due to custodian	90,556	142,986
Due to foreign custodian	15,371	—
Payables:
Collateral upon return of securities loaned	7,276,338	—
Investments purchased	12,152,483	3
Accrued unitary management fees	140,630	8,219
Accrued expenses	56	144

Total Liabilities	19,675,434	151,352

Net Assets	$315,055,031	$34,552,946

Net Assets Consist of:
Shares of beneficial interest	$302,096,135	$37,266,324
Undistributed net investment income	1,362,300	304,935
Undistributed net realized gain (loss)	(10,709,752)	(5,763,115)
Net unrealized appreciation	22,306,348	2,744,802

Net Assets	$315,055,031	$34,552,946

Shares outstanding (unlimited amount authorized, $0.01 par value)	8,400,000	1,450,000
Net asset value	$37.51	$23.83

Market price	$37.45	$24.02

Unaffiliated investments in securities, at cost	$292,577,209	$31,736,341

Affiliated investments in securities, at cost	$7,276,338	$—

Foreign currencies, at cost	$(15,596)	$14,956

(a) Includes securities on loan with an aggregate value of:	$6,947,269	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

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63

Statements of Operations

For the six months ended April 30, 2018

(Unaudited)

	Invesco DWA Developed Markets Momentum ETF (PIZ)	Invesco DWA Emerging Markets Momentum ETF (PIE)	Invesco Emerging Markets Infrastructure ETF (PXR)	Invesco FTSE RAFI Asia Pacific ex-Japan ETF (PAF)
Investment Income:
Unaffiliated dividend income	$2,000,696	$1,700,072	$153,193	$462,319
Affiliated dividend income	869	3,893	260	297
Non-cash dividend income	13,502	—	3,389	100,852
Securities lending income	9,138	6,203	386	—
Foreign withholding tax	(218,680)	(139,011)	(19,680)	(34,700)

Total Income	1,805,525	1,571,157	137,548	528,768

Expenses:
Unitary management fees	974,777	1,142,252	76,703	58,123

Less: Waivers	(120)	(577)	(39)	(40)

Net Expenses	974,657	1,141,675	76,664	58,083

Net Investment Income	830,868	429,482	60,884	470,685

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(2,275,764)	15,421,596	93,533	22,142
In-kind redemptions	8,343,838	—	—	348,035
Foreign currencies	18,003	(256,390)	(1,137)	(3,004)

Net realized gain (loss)	6,086,077	15,165,206	92,396	367,173

Change in net unrealized appreciation (depreciation) on:
Investment securities	(5,949,160)	2,567,337	692,433	147,037
Affiliated investment securities	—	—	—	—
Foreign currencies	17,041	688	(309)	(71)

Net change in unrealized appreciation (depreciation)	(5,932,119)	2,568,025	692,124	146,966

Net realized and unrealized gain (loss)	153,958	17,733,231	784,520	514,139

Net increase (decrease) in net assets resulting from operations	$984,826	$18,162,713	$845,404	$984,824

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)	Invesco FTSE RAFI Developed Markets ex- U.S. Small-Mid ETF (PDN)	Invesco FTSE RAFI Emerging Markets ETF (PXH)	Invesco Global Agriculture ETF (PAGG)	Invesco Global Clean Energy ETF (PBD)	Invesco Global Gold and Precious Metals ETF (PSAU)	Invesco Global Water ETF (PIO)

$20,618,478	$3,133,597	$9,001,290	$218,315	$348,702	$177,552	$1,449,002
3,628	1,764	5,039	26	369	241	161
789,066	398,611	2,376,774	—	—	—	—
198,640	32,374	1,562	554	191,281	1,138	4,230
(2,000,445)	(350,697)	(672,652)	(10,275)	(29,410)	(10,202)	(93,137)

19,609,367	3,215,649	10,712,013	208,620	510,942	168,729	1,360,256

2,731,980	575,246	2,612,144	81,517	219,474	112,968	711,607

(552)	(276)	(35,988)	(6)	(60)	(35)	(25)

2,731,428	574,970	2,576,156	81,511	219,414	112,933	711,582

16,877,939	2,640,679	8,135,857	127,109	291,528	55,796	648,674

(10,134,889)	(1,659,038)	(2,815,656)	(1,887,775)	2,289,045	(1,371,102)	744,943
42,285,481	22,686,639	41,001,460	218,446	864,208	—	12,254,058
41,280	(38,453)	(101,231)	(156)	(16,160)	547	4,188

32,191,872	20,989,148	38,084,573	(1,669,485)	3,137,093	(1,370,555)	13,003,189

(4,600,369)	(11,404,982)	20,157,107	2,091,703	(3,898,783)	908,676	(8,589,539)
—	—	(19,667)	—	—	—	—
(52,124)	(12,316)	(2,071)	3,422	467	(284)	(1,067)

(4,652,493)	(11,417,298)	20,135,369	2,095,125	(3,898,316)	908,392	(8,590,606)

27,539,379	9,571,850	58,219,942	425,640	(761,223)	(462,163)	4,412,583

$44,417,318	$12,212,529	$66,355,799	$552,749	$(469,695)	$(406,367)	$5,061,257

65

Statements of Operations (continued)

For the six months ended April 30, 2018

(Unaudited)

	Invesco International BuyBack Achievers™ ETF (IPKW)	Invesco S&P International Developed Quality ETF (IDHQ)
Investment Income:
Unaffiliated dividend income	$4,056,035	$554,232
Affiliated dividend income	551	4
Non-cash dividend income	—	1,336
Securities lending income	53,087	—
Foreign withholding tax	(534,078)	(59,039)

Total Income	3,575,595	496,533

Expenses:
Unitary management fees	728,658	45,703

Less: Waivers	(91)	—

Net Expenses	728,567	45,703

Net Investment Income	2,847,028	450,830

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(584,379)	527,019
Foreign currencies	4,336	3,380

Net realized gain (loss)	(580,043)	530,399

Change in net unrealized appreciation (depreciation) on:
Investment securities	11,694,747	(415,949)
Foreign currencies	(15,636)	(1,359)

Net change in unrealized appreciation (depreciation)	11,679,111	(417,308)

Net realized and unrealized gain	11,099,068	113,091

Net increase in net assets resulting from operations	$13,946,096	$563,921

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

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67

Statements of Changes in Net Assets

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco DWA Developed Markets Momentum ETF (PIZ)		Invesco DWA Emerging Markets Momentum ETF (PIE)
	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017
Operations:
Net investment income	$830,868	$2,662,258	$429,482	$2,844,866
Net realized gain (loss)	6,086,077	1,564,741	15,165,206	11,676,978
Net change in unrealized appreciation (depreciation)	(5,932,119)	34,477,746	2,568,025	19,788,694

Net increase in net assets resulting from operations	984,826	38,704,745	18,162,713	34,310,538

Distributions to Shareholders from:
Net investment income	(1,093,048)	(3,037,238)	(1,935,834)	(2,687,364)

Shareholder Transactions:
Proceeds from shares sold	51,177,018	112,142,200	64,498,784	33,061,149
Value of shares repurchased	(43,090,038)	(89,616,840)	—	(36,050,879)
Transaction fees	—	—	153,644	75,443

Net increase (decrease) in net assets resulting from shares transactions	8,086,980	22,525,360	64,652,428	(2,914,287)

Increase (Decrease) in Net Assets	7,978,758	58,192,867	80,879,307	28,708,887

Net Assets:
Beginning of period	232,083,908	173,891,041	212,376,858	183,667,971

End of period	$240,062,666	$232,083,908	$293,256,165	$212,376,858

Undistributed net investment income at end of period	$(337,039)	$(74,859)	$(464,399)	$1,041,953

Changes in Shares Outstanding:
Shares sold	1,850,000	4,500,000	3,050,000	1,900,000
Shares repurchased	(1,550,000)	(3,800,000)	—	(2,400,000)
Shares outstanding, beginning of period	8,500,000	7,800,000	10,900,000	11,400,000

Shares outstanding, end of period	8,800,000	8,500,000	13,950,000	10,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco Emerging Markets Infrastructure ETF (PXR)		Invesco FTSE RAFI Asia Pacific ex-Japan ETF (PAF)		Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)		Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017

$60,884	$230,487	$470,685	$946,819	$16,877,939	$32,138,326	$2,640,679	$3,590,145
92,396	(457,957)	367,173	239,616	32,191,872	(25,848,190)	20,989,148	4,960,050
692,124	3,825,303	146,966	5,036,106	(4,652,493)	238,923,294	(11,417,298)	31,384,621

845,404	3,597,833	984,824	6,222,541	44,417,318	245,213,430	12,212,529	39,934,816

(515,344)	(226,568)	(634,616)	(985,243)	(14,919,278)	(33,332,106)	(3,413,645)	(3,758,579)

—	—	—	2,699,345	135,590,321	73,521,216	78,512,854	29,510,803
—	(3,225,135)	(2,954,882)	(5,748,798)	(123,802,230)	(9,202,373)	(66,459,872)	(21,884,452)
—	—	—	—	—	—	—	—

—	(3,225,135)	(2,954,882)	(3,049,453)	11,788,091	64,318,843	12,052,982	7,626,351

330,060	146,130	(2,604,674)	2,187,845	41,286,131	276,200,167	20,851,866	43,802,588

20,403,769	20,257,639	26,178,167	23,990,322	1,214,849,735	938,649,568	206,656,876	162,854,288

$20,733,829	$20,403,769	$23,573,493	$26,178,167	$1,256,135,866	$1,214,849,735	$227,508,742	$206,656,876

$(432,940)	$21,520	$(173,240)	$(9,309)	$4,857,473	$2,898,812	$(873,933)	$(100,967)

—	—	—	50,000	3,000,000	1,900,000	2,300,000	1,000,000
—	(100,000)	(50,000)	(100,000)	(2,750,000)	(250,000)	(1,950,000)	(750,000)
550,000	650,000	450,000	500,000	27,200,000	25,550,000	6,200,000	5,950,000

550,000	550,000	400,000	450,000	27,450,000	27,200,000	6,550,000	6,200,000

69

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco FTSE RAFI Emerging Markets ETF (PXH)		Invesco Global Agriculture ETF (PAGG)
	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017
Operations:
Net investment income	$8,135,857	$22,862,985	$127,109	$209,296
Net realized gain (loss)	38,084,573	21,358,629	(1,669,485)	(1,960,747)
Net change in unrealized appreciation (depreciation)	20,135,369	95,187,965	2,095,125	5,168,331

Net increase (decrease) in net assets resulting from operations	66,355,799	139,409,579	552,749	3,416,880

Distributions to Shareholders from:
Net investment income	(8,084,959)	(22,154,095)	(102,864)	(410,696)

Shareholder Transactions:
Proceeds from shares sold	193,241,211	224,547,201	—	—
Value of shares repurchased	(87,334,064)	—	(1,308,699)	(2,561,617)

Net increase (decrease) in net assets resulting from shares transactions	105,907,147	224,547,201	(1,308,699)	(2,561,617)

Increase (Decrease) in Net Assets	164,177,987	341,802,685	(858,814)	444,567

Net Assets:
Beginning of period	967,201,082	625,398,397	22,745,712	22,301,145

End of period	$1,131,379,069	$967,201,082	$21,886,898	$22,745,712

Undistributed net investment income at end of period	$2,143,763	$2,092,865	$(47,434)	$(71,679)

Changes in Shares Outstanding:
Shares sold	8,350,000	11,400,000	—	—
Shares repurchased	(3,750,000)	—	(50,000)	(100,000)
Shares outstanding, beginning of period	44,650,000	33,250,000	850,000	950,000

Shares outstanding, end of period	49,250,000	44,650,000	800,000	850,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco Global Clean Energy ETF (PBD)		Invesco Global Gold and Precious Metals ETF (PSAU)		Invesco Global Water ETF (PIO)		Invesco International BuyBack Achievers™ ETF (IPKW)
April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017

$291,528	$1,084,465	$55,796	$71,642	$648,674	$2,302,243	$2,847,028	$1,980,816
3,137,093	949,697	(1,370,555)	19,751	13,003,189	18,350,136	(580,043)	21,925,567
(3,898,316)	10,209,481	908,392	(3,380,693)	(8,590,606)	13,710,436	11,679,111	9,039,820

(469,695)	12,243,643	(406,367)	(3,289,300)	5,061,257	34,362,815	13,946,096	32,946,203

(549,589)	(928,991)	(413,504)	(431,334)	(678,950)	(2,385,041)	(2,244,465)	(1,427,460)

1,307,956	—	934,459	6,102,262	27,031,412	30,447,745	105,618,404	196,370,507
(2,624,568)	(6,967,896)	—	(14,601,642)	(45,034,704)	(50,228,264)	—	(122,356,446)

(1,316,612)	(6,967,896)	934,459	(8,499,380)	(18,003,292)	(19,780,519)	105,618,404	74,014,061

(2,335,896)	4,346,756	114,588	(12,220,014)	(13,620,985)	12,197,255	117,320,035	105,532,804

60,499,216	56,152,460	30,521,393	42,741,407	200,862,164	188,664,909	197,734,996	92,202,192

$58,163,320	$60,499,216	$30,635,981	$30,521,393	$187,241,179	$200,862,164	$315,055,031	$197,734,996

$68,996	$327,057	$(460,737)	$(103,029)	$572,560	$602,836	$1,362,300	$759,737

100,000	—	50,000	300,000	1,050,000	1,250,000	2,800,000	6,000,000
(200,000)	(650,000)	—	(750,000)	(1,750,000)	(2,150,000)	—	(3,700,000)
4,625,000	5,275,000	1,600,000	2,050,000	7,950,000	8,850,000	5,600,000	3,300,000

4,525,000	4,625,000	1,650,000	1,600,000	7,250,000	7,950,000	8,400,000	5,600,000

71

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco S&P International Developed Quality ETF (IDHQ)
	April 30, 2018	October 31, 2017
Operations:
Net investment income	$450,830	$485,563
Net realized gain	530,399	1,194,510
Net change in unrealized appreciation (depreciation)	(417,308)	3,063,636

Net increase in net assets resulting from operations	563,921	4,743,709

Distributions to Shareholders from:
Net investment income	(205,801)	(571,984)

Shareholder Transactions:
Proceeds from shares sold	5,992,090	9,005,197
Value of shares repurchased	—	(5,602,570)

Net increase in net assets resulting from shares transactions	5,992,090	3,402,627

Increase in Net Assets	6,350,210	7,574,352

Net Assets:
Beginning of period	28,202,736	20,628,384

End of period	$34,552,946	$28,202,736

Undistributed net investment income at end of period	$304,935	$59,906

Changes in Shares Outstanding:
Shares sold	250,000	400,000
Shares repurchased	—	(250,000)
Shares outstanding, beginning of period	1,200,000	1,050,000

Shares outstanding, end of period	1,450,000	1,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Financial Highlights

Invesco DWA Developed Markets Momentum ETF (PIZ)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$27.30		$22.29	$23.36	$24.49	$25.39	$19.33
Net investment income(a)	0.09		0.36	0.35	0.27	0.38	0.35
Net realized and unrealized gain (loss) on investments	0.01		5.05	(1.04)	(1.15)	(0.43)	6.00
Total from investment operations	0.10		5.41	(0.69)	(0.88)	(0.05)	6.35
Distributions to shareholders from:
Net investment income	(0.12)		(0.40)	(0.38)	(0.25)	(0.85)	(0.29)
Net asset value at end of period	$27.28		$27.30	$22.29	$23.36	$24.49	$25.39
Market price at end of period(b)	$27.31		$27.35	$22.27	$23.21	$24.55	$25.47
Net Asset Value Total Return(c)	0.38%		24.58%	(2.97)%	(3.63)%	(0.35)%	33.09%
Market Price Total Return(c)	0.30%		24.91%	(2.43)%	(4.48)%	(0.43)%	32.75%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$240,063		$232,084	$173,891	$263,996	$383,322	$507,811
Ratio to average net assets of:
Expenses	0.80	%(d)	0.81%	0.81%	0.81%	0.80%	0.81%
Net investment income	0.68	%(d)	1.46%	1.50%	1.10%	1.48%	1.55%
Portfolio turnover rate(e)	41%		98%	124%	120%	99%	96%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco DWA Emerging Markets Momentum ETF (PIE)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$19.48		$16.11	$16.02		$18.91	$18.78	$17.44
Net investment income(a)	0.03		0.28	0.16		0.12	0.13	0.24
Net realized and unrealized gain (loss) on investments	1.67		3.34	0.14	(b)	(2.94)	0.08	1.24
Total from investment operations	1.70		3.62	0.30		(2.82)	0.21	1.48
Distributions to shareholders from:
Net investment income	(0.17)		(0.26)	(0.21)		(0.10)	(0.10)	(0.16)
Return of capital	—		—	(0.01)		—	—	—
Total distributions	(0.17)		(0.26)	(0.22)		(0.10)	(0.10)	(0.16)
Transaction fees(a)	0.01		0.01	0.01		0.03	0.02	0.02
Net asset value at end of period	$21.02		$19.48	$16.11		$16.02	$18.91	$18.78
Market price at end of period(c)	$20.85		$19.54	$16.10		$15.97	$18.79	$18.76
Net Asset Value Total Return(d)	8.83%		22.72%	2.00	%(b)	(14.78)%	1.27%	8.66%
Market Price Total Return(d)	7.61%		23.18%	2.25%		(14.50)%	0.74%	8.29%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$293,256		$212,377	$183,668		$196,268	$402,684	$373,792
Ratio to average net assets of:
Expenses	0.90	%(e)	0.90%	0.90%		0.90%	0.90%	0.91%
Net investment income	0.34	%(e)	1.67%	1.04%		0.68%	0.69%	1.26%
Portfolio turnover rate(f)	72%		174%	160%		176%	147%	142%

(a)	Based on average shares outstanding.
(b)	Includes settlement proceeds recorded during the period. Had these settlement proceeds not been recorded Net realized and unrealized gain (loss) on investments per share would have been $0.10 and total return would have been lower.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Financial Highlights (continued)

Invesco Emerging Markets Infrastructure ETF (PXR)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$37.10		$31.17	$30.97		$36.81	$38.71	$40.15
Net investment income(a)	0.11		0.41	0.45		0.60	0.53	0.54
Net realized and unrealized gain (loss) on investments	1.43		5.93	0.26	(b)	(5.83)	(1.74)	(1.48)
Total from investment operations	1.54		6.34	0.71		(5.23)	(1.21)	(0.94)
Distributions to shareholders from:
Net investment income	(0.94)		(0.41)	(0.51)		(0.61)	(0.69)	(0.50)
Net asset value at end of period	$37.70		$37.10	$31.17		$30.97	$36.81	$38.71
Market price at end of period(c)	$37.49		$37.20	$31.10		$30.67	$36.62	$38.31
Net Asset Value Total Return(d)	4.29%		20.40%	2.44	%(b)	(14.36)%	(3.16)%	(2.35)%
Market Price Total Return(d)	3.42%		21.00%	3.21%		(14.74)%	(2.65)%	(2.75)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$20,734		$20,404	$20,258		$27,872	$36,811	$71,615
Ratio to average net assets of:
Expenses	0.75	%(e)	0.75%	0.75%		0.77%	0.76%	0.76%
Net investment income	0.60	%(e)	1.19%	1.54%		1.69%	1.42%	1.35%
Portfolio turnover rate(f)	12%		39%	28%		34%	20%	30%

(a)	Based on average shares outstanding.
(b)	Includes settlement proceeds recorded during the period. Had these settlement proceeds not been recorded Net realized and unrealized gain (loss) on investments per share would have been $0.06 and total return would have been lower.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco FTSE RAFI Asia Pacific ex-Japan ETF (PAF)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015		2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$58.17		$47.98	$45.16	$55.46		$58.66	$54.04
Net investment income(a)	1.16		1.89	1.41	1.98	(b)	1.77	1.54
Net realized and unrealized gain (loss) on investments	1.19		10.27	3.13	(10.57)		(3.17)	5.07
Total from investment operations	2.35		12.16	4.54	(8.59)		(1.40)	6.61
Distributions to shareholders from:
Net investment income	(1.59)		(1.97)	(1.72)	(1.71)		(1.80)	(1.99)
Net asset value at end of period	$58.93		$58.17	$47.98	$45.16		$55.46	$58.66
Market price at end of period(c)	$58.36		$58.08	$47.75	$45.08		$55.40	$58.38
Net Asset Value Total Return(d)	4.09%		25.90%	10.52%	(15.78)%		(2.38)%	12.50%
Market Price Total Return(d)	3.23%		26.32%	10.21%	(15.83)%		(2.02)%	12.38%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$23,573		$26,178	$23,990	$22,578		$44,369	$49,861
Ratio to average net assets of:
Expenses, after Waivers	0.49	%(e)	0.49%	0.49%	0.49%		0.49%	0.51%
Expenses, prior to Waivers	0.49	%(e)	0.49%	0.49%	0.49%		0.49%	0.53%
Net investment income, after Waivers	3.97	%(e)	3.54%	3.16%	3.93	%(b)	3.10%	2.74%
Portfolio turnover rate(f)	19%		17%	20%	19%		16%	32%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.75 and 3.46%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Financial Highlights (continued)

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014		2013
Per Share Operating Performance:
Net asset value at beginning of period	$44.66		$36.74	$38.60	$41.20	$42.99		$34.18
Net investment income(a)	0.63		1.20	1.09	1.16	1.55	(b)	1.08
Net realized and unrealized gain (loss) on investments	1.02		7.98	(1.82)	(2.65)	(1.79)		8.75
Total from investment operations	1.65		9.18	(0.73)	(1.49)	(0.24)		9.83
Distributions to shareholders from:
Net investment income	(0.55)		(1.26)	(1.13)	(1.11)	(1.55)		(1.02)
Net asset value at end of period	$45.76		$44.66	$36.74	$38.60	$41.20		$42.99
Market price at end of period(c)	$45.82		$44.81	$36.68	$38.34	$41.71		$43.23
Net Asset Value Total Return(d)	3.73%		25.38%	(1.73)%	(3.72)%	(0.72)%		29.20%
Market Price Total Return(d)	3.52%		25.99%	(1.24)%	(5.55)%	(0.07)%		29.49%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,256,136		$1,214,850	$938,650	$787,536	$762,267		$649,172
Ratio to average net assets of:
Expenses, after Waivers	0.45	%(e)	0.45%	0.45%	0.46%	0.45%		0.48%
Expenses, prior to Waivers	0.45	%(e)	0.45%	0.45%	0.46%	0.45%		0.49%
Net investment income, after Waivers	2.78	%(e)	2.95%	3.05%	2.87%	3.57	%(b)	2.82%
Portfolio turnover rate(f)	9%		13%	14%	12%	16%		17%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.31 and 3.00%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$33.33		$27.37	$26.60	$26.48	$27.40	$22.18
Net investment income(a)	0.38		0.59	0.53	0.46	0.48	0.44
Net realized and unrealized gain (loss) on investments	1.52		5.99	0.86	0.12	(0.79)	5.36
Total from investment operations	1.90		6.58	1.39	0.58	(0.31)	5.80
Distributions to shareholders from:
Net investment income	(0.50)		(0.62)	(0.62)	(0.46)	(0.61)	(0.58)
Net asset value at end of period	$34.73		$33.33	$27.37	$26.60	$26.48	$27.40
Market price at end of period(b)	$34.60		$33.44	$27.30	$26.66	$27.11	$27.87
Net Asset Value Total Return(c)	5.75%		24.36%	5.37%	2.18%	(1.21)%	26.56%
Market Price Total Return(c)	5.00%		25.09%	4.87%	0.01%	(0.58)%	28.00%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$227,509		$206,657	$162,854	$143,621	$105,915	$98,656
Ratio to average net assets of:
Expenses, after Waivers	0.49	%(d)	0.49%	0.49%	0.50%	0.49%	0.52%
Expenses, prior to Waivers	0.49	%(d)	0.49%	0.49%	0.50%	0.49%	0.54%
Net investment income, after Waivers	2.25	%(d)	1.98%	2.01%	1.73%	1.73%	1.78%
Portfolio turnover rate(e)	20%		19%	25%	24%	24%	27%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Financial Highlights (continued)

Invesco FTSE RAFI Emerging Markets ETF (PXH)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$21.66		$18.81		$15.44	$20.38	$21.41	$21.20
Net investment income(a)	0.17		0.57		0.42	0.53	0.60	0.56
Net realized and unrealized gain (loss) on investments	1.32		2.81		3.37	(5.02)	(1.02)	0.19
Total from investment operations	1.49		3.38		3.79	(4.49)	(0.42)	0.75
Distributions to shareholders from:
Net investment income	(0.18)		(0.53)		(0.42)	(0.45)	(0.61)	(0.54)
Net asset value at end of period	$22.97		$21.66		$18.81	$15.44	$20.38	$21.41
Market price at end of period(b)	$22.80		$21.62		$18.80	$15.37	$20.25	$21.21
Net Asset Value Total Return(c)	6.92%		18.10%		25.08%	(22.16)%	(2.03)%	3.67%
Market Price Total Return(c)	6.33%		17.94%		25.57%	(22.00)%	(1.73)%	3.14%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,131,379		$967,201		$625,398	$293,398	$387,200	$367,102
Ratio to average net assets of:
Expenses, after Waivers	0.48	%(d)(e)	0.48	%(d)	0.48%	0.49%	0.49%	0.52%
Expenses, prior to Waivers	0.48	%(d)(e)	0.49	%(d)	0.49%	0.49%	0.49%	0.54%
Net investment income, after Waivers	1.53	%(e)	2.84%		2.66%	2.88%	2.91%	2.66%
Portfolio turnover rate(f)	12%		24%		16%	34%	22%	24%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Global Agriculture ETF (PAGG)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014		2013
Per Share Operating Performance:
Net asset value at beginning of period	$26.76		$23.47	$25.09	$29.31	$29.60		$29.82
Net investment income(a)	0.16		0.23	0.48	0.68	0.69	(b)	0.49
Net realized and unrealized gain (loss) on investments	0.57		3.52	(1.59)	(4.17)	(0.29)		(0.22)
Total from investment operations	0.73		3.75	(1.11)	(3.49)	0.40		0.27
Distributions to shareholders from:
Net investment income	(0.13)		(0.46)	(0.51)	(0.73)	(0.69)		(0.49)
Net asset value at end of period	$27.36		$26.76	$23.47	$25.09	$29.31		$29.60
Market price at end of period(c)	$27.27		$26.70	$23.50	$25.05	$29.25		$29.49
Net Asset Value Total Return(d)	2.73%		16.12%	(4.39)%	(12.10)%	1.31%		0.91%
Market Price Total Return(d)	2.62%		15.73%	(4.11)%	(12.06)%	1.49%		1.07%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$21,887		$22,746	$22,301	$27,604	$55,698		$93,233
Ratio to average net assets of:
Expenses	0.75	%(e)	0.77%	0.76%	0.76%	0.75%		0.76%
Net investment income	1.17	%(e)	0.92%	2.07%	2.35%	2.31	%(b)	1.63%
Portfolio turnover rate(f)	18%		45%	36%	32%	22%		17%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.53 and 1.77%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Financial Highlights (continued)

Invesco Global Clean Energy ETF (PBD)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015	2014		2013
Per Share Operating Performance:
Net asset value at beginning of period	$13.08		$10.65	$11.46		$12.52	$12.04		$7.40
Net investment income(a)	0.06		0.23	0.20		0.13	0.11		0.10
Net realized and unrealized gain (loss) on investments	(0.17)		2.39	(0.80	)(b)	(1.07)	0.47	(b)	4.65
Total from investment operations	(0.11)		2.62	(0.60)		(0.94)	0.58		4.75
Distributions to shareholders from:
Net investment income	(0.12)		(0.19)	(0.21)		(0.12)	(0.10)		(0.11)
Net asset value at end of period	$12.85		$13.08	$10.65		$11.46	$12.52		$12.04
Market price at end of period(c)	$12.90		$13.07	$10.62		$11.46	$12.60		$12.03
Net Asset Value Total Return(d)	(0.85)%		24.90%	(5.29	)%(b)	(7.51)%	4.79	%(b)	64.73%
Market Price Total Return(d)	(0.39)%		25.17%	(5.56)%		(8.10)%	5.55%		65.94%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$58,163		$60,499	$56,152		$66,762	$77,288		$81,000
Ratio to average net assets of:
Expenses	0.75	%(e)	0.75%	0.75%		0.77%	0.76%		0.82%
Net investment income	1.00	%(e)	1.98%	1.83%		1.11%	0.83%		1.10%
Portfolio turnover rate(f)	25%		40%	57%		51%	53%		48%

(a)	Based on average shares outstanding.
(b)	Includes settlement proceeds recorded during the period. Had these settlement proceeds not been recorded Net realized and unrealized gain (loss) on investments per share would have been $(0.83) and $0.42 for the year ended October 31, 2016 and the year ended October 31, 2014, respectively, and total return would have been lower.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Global Gold and Precious Metals ETF (PSAU)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$19.08		$20.85	$12.94	$15.25	$21.32	$40.49
Net investment income(a)	0.03		0.04	0.01	0.08	0.05	0.19
Net realized and unrealized gain (loss) on investments	(0.28)		(1.60)	7.92	(2.29)	(6.07)	(19.26)
Total from investment operations	(0.25)		(1.56)	7.93	(2.21)	(6.02)	(19.07)
Distributions to shareholders from:
Net investment income	(0.26)		(0.21)	(0.02)	(0.10)	(0.05)	(0.10)
Net asset value at end of period	$18.57		$19.08	$20.85	$12.94	$15.25	$21.32
Market price at end of period(b)	$18.63		$19.04	$20.87	$12.89	$15.17	$21.19
Net Asset Value Total Return(c)	(1.32)%		(7.30)%	61.40%	(14.63)%	(28.31)%	(47.10)%
Market Price Total Return(c)	(0.79)%		(7.58)%	62.19%	(14.51)%	(28.25)%	(48.22)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$30,636		$30,521	$42,741	$17,471	$18,299	$29,848
Ratio to average net assets of:
Expenses	0.75	%(d)	0.75%	0.75%	0.75%	0.75%	0.76%
Net investment income	0.37	%(d)	0.19%	0.05%	0.49%	0.24%	0.70%
Portfolio turnover rate(e)	6%		11%	27%	17%	18%	14%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Financial Highlights (continued)

Invesco Global Water ETF (PIO)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$25.27		$21.32	$21.89	$23.35	$21.91	$17.01
Net investment income(a)	0.09		0.28	0.34	0.29	0.34	0.36
Net realized and unrealized gain (loss) on investments	0.56		3.95	(0.60)	(1.45)	1.44	4.86
Total from investment operations	0.65		4.23	(0.26)	(1.16)	1.78	5.22
Distributions to shareholders from:
Net investment income	(0.09)		(0.28)	(0.31)	(0.30)	(0.34)	(0.32)
Net asset value at end of period	$25.83		$25.27	$21.32	$21.89	$23.35	$21.91
Market price at end of period(b)	$25.88		$25.25	$21.29	$21.77	$23.30	$21.96
Net Asset Value Total Return(c)	2.58%		20.01%	(1.14)%	(5.03)%	8.08%	30.91%
Market Price Total Return(c)	2.86%		20.08%	(0.78)%	(5.35)%	7.59%	31.84%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$187,241		$200,862	$188,665	$241,832	$288,367	$227,854
Ratio to average net assets of:
Expenses	0.75	%(d)	0.75%	0.74%	0.76%	0.76%	0.83%
Net investment income	0.68	%(d)	1.22%	1.62%	1.27%	1.46%	1.86%
Portfolio turnover rate(e)	14%		34%	67%	78%	28%	52%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco International BuyBack AchieversTM ETF (IPKW)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,				For the Period February 24, 2014(a) Through October 31, 2014
			2017	2016		2015
Per Share Operating Performance:
Net asset value at beginning of period	$35.31		$27.94	$27.02		$25.05	$25.03
Net investment income(b)	0.40		0.47	0.74	(c)	0.44	0.33
Net realized and unrealized gain (loss) on investments	2.13		7.28	0.89		1.82	(0.09)
Total from investment operations	2.53		7.75	1.63		2.26	0.24
Distributions to shareholders from:
Net investment income	(0.33)		(0.38)	(0.71)		(0.29)	(0.22)
Net asset value at end of period	$37.51		$35.31	$27.94		$27.02	$25.05
Market price at end of period(d)	$37.45		$35.47	$28.02		$26.96	$25.35
Net Asset Value Total Return(e)	7.18%		28.03%	6.25%		9.04%	0.91	%(f)
Market Price Total Return(e)	6.53%		28.24%	6.78%		7.51%	2.11	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$315,055		$197,735	$92,202		$58,099	$17,537
Ratio to average net assets of:
Expenses	0.55	%(g)	0.55%	0.55%		0.55%	0.55	%(g)
Net investment income	2.15	%(g)	1.47%	2.76	%(c)	1.68%	1.88	%(g)
Portfolio turnover rate(h)	11%		118%	106%		162%	130%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.51 and 1.90%, respectively.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (February 27, 2014, the first day of trading on the exchange) to October 31, 2014 was 1.23%. The market price total return from Fund Inception to October 31, 2014 was 1.87%.
(g) Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

Invesco S&P International Developed Quality ETF (IDHQ)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$23.50		$19.65	$20.19		$19.42	$19.67	$16.65
Net investment income(a)	0.34		0.45	0.41		0.33	0.35	0.32
Net realized and unrealized gain (loss) on investments	0.15		3.88	(0.54	)(b)	0.75	(0.21)	3.04
Total from investment operations	0.49		4.33	(0.13)		1.08	0.14	3.36
Distributions to shareholders from:
Net investment income	(0.16)		(0.48)	(0.41)		(0.31)	(0.39)	(0.34)
Net asset value at end of period	$23.83		$23.50	$19.65		$20.19	$19.42	$19.67
Market price at end of period(c)	$24.02		$23.71	$19.61		$20.14	$19.59	$19.68
Net Asset Value Total Return(d)	2.08%		22.36%	(0.62	)%(b)	5.60%	0.66%	20.44%
Market Price Total Return(d)	1.98%		23.70%	(0.59)%		4.42%	1.48%	19.34%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$34,553		$28,203	$20,628		$19,180	$16,505	$21,641
Ratio to average net assets of:
Expenses, after Waivers	0.29	%(e)	0.31%	0.45%		0.49%	0.47%	0.57%
Expenses, prior to Waivers	0.29	%(e)	0.31%	0.45%		0.49%	0.47%	0.59%
Net investment income, after Waivers	2.86	%(e)	2.10%	2.09%		1.66%	1.73%	1.79%
Portfolio turnover rate(f)	16%		49%	165%		78%	57%	28%

(a)	Based on average shares outstanding.
(b)	Includes settlement proceeds recorded during the period. Had these settlement proceeds not been recorded Net realized and unrealized gain (loss) on investments per share would have been $(0.71) and total return would have been lower.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended October 31, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2018

(Unaudited)

Note 1. Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”), formerly PowerShares Exchange-Traded Fund Trust II, was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco DWA Developed Markets Momentum ETF (PIZ)	“DWA Developed Markets Momentum ETF”
Invesco DWA Emerging Markets Momentum ETF (PIE)	“DWA Emerging Markets Momentum ETF”
Invesco Emerging Markets Infrastructure ETF (PXR)	“Emerging Markets Infrastructure ETF”
Invesco FTSE RAFI Asia Pacific ex-Japan ETF (PAF)	“FTSE RAFI Asia Pacific ex-Japan ETF”
Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)	“FTSE RAFI Developed Markets ex-U.S. ETF”
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)	“FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF”
Invesco FTSE RAFI Emerging Markets ETF (PXH)	“FTSE RAFI Emerging Markets ETF”
Invesco Global Agriculture ETF (PAGG)	“Global Agriculture ETF”
Invesco Global Clean Energy ETF (PBD)	“Global Clean Energy ETF”
Invesco Global Gold and Precious Metals ETF (PSAU)	“Global Gold and Precious Metals ETF”
Invesco Global Water ETF (PIO)	“Global Water ETF”
Invesco International BuyBack AchieversTM ETF (IPKW)	“International BuyBack AchieversTM ETF”
Invesco S&P International Developed Quality ETF (IDHQ)	“S&P International Developed Quality ETF”

Effective June 4, 2018, the Funds’ names changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:

Fund	Exchange
DWA Developed Markets Momentum ETF	The NASDAQ Stock Market LLC
DWA Emerging Markets Momentum ETF	The NASDAQ Stock Market LLC
Emerging Markets Infrastructure ETF	NYSE Arca, Inc.
FTSE RAFI Asia Pacific ex-Japan ETF	NYSE Arca, Inc.
FTSE RAFI Developed Markets ex-U.S. ETF	NYSE Arca, Inc.
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	NYSE Arca, Inc.
FTSE RAFI Emerging Markets ETF	NYSE Arca, Inc.
Global Agriculture ETF	The NASDAQ Stock Market LLC
Global Clean Energy ETF	NYSE Arca, Inc.
Global Gold and Precious Metals ETF	The NASDAQ Stock Market LLC
Global Water ETF	The NASDAQ Stock Market LLC
International BuyBack AchieversTM ETF	The NASDAQ Stock Market LLC
S&P International Developed Quality ETF	NYSE Arca, Inc.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

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The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
DWA Developed Markets Momentum ETF	Dorsey Wright® Developed Markets Technical Leaders Index
DWA Emerging Markets Momentum ETF	Dorsey Wright® Emerging Markets Technical Leaders Index
Emerging Markets Infrastructure ETF	S-Network Emerging Infrastructure Builders IndexSM
FTSE RAFI Asia Pacific ex-Japan ETF	FTSE RAFI Developed Asia Pacific ex-Japan Index
FTSE RAFI Developed Markets ex-U.S. ETF	FTSE RAFI Developed ex-U.S. 1000 Index
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	FTSE RAFI Developed ex-U.S. Mid-Small 1500 Index
FTSE RAFI Emerging Markets ETF	FTSE RAFI Emerging Markets Index
Global Agriculture ETF	NASDAQ OMX Global Agriculture IndexSM
Global Clean Energy ETF	WilderHill New Energy Global Innovation Index
Global Gold and Precious Metals ETF	NASDAQ OMX Global Gold and Precious Metals IndexSM
Global Water ETF	NASDAQ OMX Global Water IndexSM
International BuyBack AchieversTM ETF	NASDAQ International BuyBack AchieversTM Index
S&P International Developed Quality ETF	S&P Quality Developed ex-U.S. LargeMidCap Index

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Securities, including restricted securities in a fund that are held as investments (the “Underlying Fund”), if any, of a Fund, are valued in accordance with the Underlying Fund’s valuation policy. The policies of Underlying Funds affiliated with the Funds as a result of having the same investment adviser are the same as those set forth below.

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the

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close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”), formerly Invesco PowerShares Capital Management LLC, determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the Shares. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other AP is able to step forward to create or redeem Creation Units, that Fund’s Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry or Geographic Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector, or, in a specific country or geographic region. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry, sector, country or region, each Fund will also concentrate its investments to approximately the same extent. By so concentrating its investments, a Fund may face more risks than if it were diversified broadly over numerous industries, sectors, countries or geographic regions. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV. Also, a natural or

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other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact such Fund’s investments in the affected country or region.

Non-Diversified Fund Risk. Global Agriculture ETF, Global Gold and Precious Metals ETF, Global Water ETF and International BuyBack AchieversTM ETF are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. FTSE RAFI Emerging Markets ETF’s use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. As the Funds may invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Funds’ returns. Such risks may be exacerbated in emerging markets, where securities laws are relatively new and unsettled.

Small- and Mid-Capitalization Company Risk. For each Fund (except DWA Developed Markets Momentum ETF and DWA Emerging Markets Momentum ETF), investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Portfolio Turnover Risk. DWA Developed Markets Momentum ETF, DWA Emerging Markets Momentum ETF and International BuyBack AchieversTM ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.

Currency Risk. The Funds may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because a Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

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Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund (except for Global Agriculture ETF and Global Gold and Precious Metals ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Global Agriculture ETF and Global Gold and Precious Metals ETF each declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax

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regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

J. Securities Lending

During the six-month period ended April 30, 2018, DWA Developed Markets Momentum ETF, DWA Emerging Markets Momentum ETF, Emerging Markets Infrastructure ETF, FTSE RAFI Developed Markets ex-U.S. ETF, FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, FTSE RAFI Emerging Markets ETF, Global Agriculture ETF, Global Clean Energy ETF, Global Gold and Precious Metals ETF, Global Water ETF and International BuyBack AchieversTM ETF participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer

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agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
DWA Developed Markets Momentum ETF	0.80%
DWA Emerging Markets Momentum ETF	0.90%
Emerging Markets Infrastructure ETF	0.75%
FTSE RAFI Asia Pacific ex-Japan ETF	0.49%
FTSE RAFI Developed Markets ex-U.S. ETF	0.45%
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	0.49%
FTSE RAFI Emerging Markets ETF	0.49%
Global Agriculture ETF	0.75%
Global Clean Energy ETF	0.75%
Global Gold and Precious Metals ETF	0.75%
Global Water ETF	0.75%
International BuyBack AchieversTM ETF	0.55%
S&P International Developed Quality ETF	0.29%

Further, through August 31, 2020, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2018, the Adviser waived fees for each Fund in the following amounts:

DWA Developed Markets Momentum ETF	$120
DWA Emerging Markets Momentum ETF	577
Emerging Markets Infrastructure ETF	39
FTSE RAFI Asia Pacific ex-Japan ETF	40
FTSE RAFI Developed Markets ex-U.S. ETF	552
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	276
FTSE RAFI Emerging Markets ETF	35,988
Global Agriculture ETF	6
Global Clean Energy ETF	60
Global Gold and Precious Metals ETF	35
Global Water ETF	25
International BuyBack Achievers™ ETF	91
S&P International Developed Quality ETF	—

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
DWA Developed Markets Momentum ETF	Dorsey Wright & Associates, LLC
DWA Emerging Markets Momentum ETF	Dorsey Wright & Associates, LLC
Emerging Markets Infrastructure ETF	S-Network Global Indexes Inc.
FTSE RAFI Asia Pacific ex-Japan ETF	FTSE International Ltd.
FTSE RAFI Developed Markets ex-U.S. ETF	FTSE International Ltd.
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	FTSE International Ltd.
FTSE RAFI Emerging Markets ETF	FTSE International Ltd.
Global Agriculture ETF	Nasdaq, Inc.

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Fund	Licensor
Global Clean Energy ETF	WilderHill New Energy Finance, LLC
Global Gold and Precious Metals ETF	Nasdaq, Inc.
Global Water ETF	Nasdaq, Inc.
International BuyBack AchieversTM ETF	Nasdaq, Inc.
S&P International Developed Quality ETF	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser also serves as the adviser for Invesco India ETF, and therefore Invesco India ETF is considered to be affiliated with the Funds. The table below shows FTSE RAFI Emerging Markets ETF’s transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended April 30, 2018.

FTSE RAFI Emerging Markets ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2018	Dividend Income
Invesco India ETF	$9,171,594	$—	$—	$(19,667)	$—	$9,151,927	$—

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of April 30, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six-month period ended April 30, 2018, there were transfers from Level 1 to Level 2, due to foreign fair value adjustments, in the following amounts:

DWA Developed Markets Momentum ETF	$147,775,221
FTSE RAFI Asia Pacific ex-Japan ETF	2,459,552
FTSE RAFI Developed Markets ex-U.S. ETF	981,049,238
Global Gold and Precious Metals ETF	8,553,421
Global Water ETF	91,324,917
S&P International Developed Quality ETF	24,026,512

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	Level 1	Level 2	Level 3	Total
DWA Developed Markets Momentum ETF
Investments in Securities
Australia	$—	$12,414,531	$—	$12,414,531
Austria	—	5,169,275	—	5,169,275
Belgium	—	2,686,406	—	2,686,406
Canada	21,166,727	—	—	21,166,727
China	—	2,382,570	—	2,382,570
Denmark	—	15,539,197	—	15,539,197
Finland	—	6,714,204	—	6,714,204
France	—	24,521,330	—	24,521,330
Germany	—	11,165,466	—	11,165,466
Hong Kong	—	4,142,109	—	4,142,109
Ireland	—	1,419,313	—	1,419,313
Israel	—	2,020,260	—	2,020,260
Japan	6,782,980	28,054,658	—	34,837,638
Luxembourg	—	2,517,884	—	2,517,884
Netherlands	—	10,156,944	—	10,156,944
New Zealand	—	5,535,570	—	5,535,570
Norway	—	1,503,063	—	1,503,063
Singapore	—	5,244,729	—	5,244,729
South Africa	—	1,895,676	—	1,895,676
Sweden	—	9,421,036	—	9,421,036
Switzerland	—	21,419,910	—	21,419,910
United Arab Emirates	—	4,088,284	—	4,088,284
United Kingdom	—	33,679,589	—	33,679,589
Money Market Fund	3,616,179	—	—	3,616,179

Total Investments	$31,565,886	$211,692,004	$—	$243,257,890

FTSE RAFI Asia Pacific ex-Japan ETF
Investments in Securities
Common Stocks & Other Equity Interests	$21,091,243	$2,459,552	$0	$23,550,795

FTSE RAFI Developed Markets ex-U.S. ETF
Investments in Securities
Australia	$208,910	$62,378,731	$0	$62,587,641
Austria	—	3,211,383	—	3,211,383
Belgium	—	9,020,945	—	9,020,945
Canada	87,407,232	—	—	87,407,232
Chile	—	393,031	—	393,031
China	—	1,950,483	—	1,950,483
Denmark	—	9,635,327	—	9,635,327
Finland	362,463	9,640,347	—	10,002,810
France	1,356,331	122,208,686	—	123,565,017
Germany	19,790,802	96,450,264	—	116,241,066
Hong Kong	2,092,026	20,561,636	—	22,653,662
Ireland	761,704	3,833,874	—	4,595,578
Israel	—	4,118,444	—	4,118,444
Italy	—	42,956,387	—	42,956,387
Japan	108,009,404	155,441,549	—	263,450,953
Jersey Island	—	260,223	—	260,223
Luxembourg	—	3,891,704	—	3,891,704
Macau	—	954,326	—	954,326

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	Level 1	Level 2	Level 3	Total
FTSE RAFI Developed Markets ex-U.S. ETF (continued)
Netherlands	$263,177	$60,948,298	$—	$61,211,475
New Zealand	451,738	431,439	—	883,177
Norway	3,477,065	5,727,287	—	9,204,352
Portugal	1,189,444	1,239,065	—	2,428,509
Singapore	—	11,097,577	—	11,097,577
South Africa	—	996,410	—	996,410
South Korea	3,460,948	51,739,421	—	55,200,369
Spain	8,778,346	40,420,849	—	49,199,195
Sweden	3,341,405	23,218,537	—	26,559,942
Switzerland	—	73,479,718	—	73,479,718
United Kingdom	18,043,576	175,375,074	0	193,418,650
United States	3,253,618	745,773	—	3,999,391
Zambia	567,995	—	—	567,995
Money Market Fund	38,038,724	—	—	38,038,724

Total Investments	$300,854,908	$992,326,788	$0	$1,293,181,696

FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$226,645,701	$303,324	$24,569	$226,973,594
Money Market Fund	6,638,149	—	—	6,638,149

Total Investments	$233,283,850	$303,324	$24,569	$233,611,743

Global Gold & Precious Metals ETF
Investments in Securities
Australia	$297,577	$4,237,145	$—	$4,534,722
Canada	15,509,434	—	—	15,509,434
China	88,128	617,981	—	706,109
Japan	—	130,740	—	130,740
Jersey Island	532,356	1,189,393	—	1,721,749
Mexico	—	578,376	—	578,376
Monaco	138,729	—	—	138,729
Peru	—	128,828	—	128,828
Russia	417,689	—	—	417,689
South Africa	855,982	1,578,815	—	2,434,797
Turkey	—	92,143	—	92,143
United Kingdom	52,413	—	—	52,413
United States	4,129,229	—	—	4,129,229
Money Market Funds	444,908	—	—	444,908

Total Investments	$22,466,445	$8,553,421	$—	$31,019,866

Global Water ETF
Investments in Securities
Brazil	$2,544,894	$—	$—	$2,544,894
Canada	1,897,559	—	—	1,897,559
Cayman Islands	170,649	—	—	170,649
China	—	8,380,545	—	8,380,545
Finland	—	629,779	—	629,779
France	7,722,345	12,027,199	—	19,749,544
Hong Kong	—	1,198,056	—	1,198,056
Italy	—	3,098,005	—	3,098,005
Japan	3,837,507	7,868,296	—	11,705,803
Netherlands	—	4,236,430	—	4,236,430

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	Level 1	Level 2	Level 3	Total
Global Water ETF (continued)
Singapore	$90,844	$—	$—	$90,844
South Korea	3,521,219	—	—	3,521,219
Spain	—	3,145,834	—	3,145,834
Switzerland	—	25,342,232	—	25,342,232
Taiwan	—	123,749	—	123,749
United Kingdom	5,471,760	25,274,791	—	30,746,551
United States	70,634,839	—	—	70,634,839
Money Market Fund	9,201,341	—	—	9,201,341

Total Investments	$105,092,957	$91,324,916	$—	$196,417,873

International BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$314,908,862	$—	$0	$314,908,862
Money Market Fund	7,276,338	—	—	7,276,338

Total Investments	$322,185,200	$—	$0	$322,185,200

S&P International Developed Quality ETF
Investments in Securities
Australia	$—	$1,907,074	$—	$1,907,074
Austria	—	17,283	—	17,283
Belgium	—	371,392	—	371,392
Canada	2,209,135	—	—	2,209,135
China	—	213,877	—	213,877
Denmark	45,874	2,263,342	—	2,309,216
Finland	64,108	699,351	—	763,459
France	—	2,457,463	—	2,457,463
Germany	266,986	876,372	—	1,143,358
Hong Kong	110,698	409,860	—	520,558
Ireland	96,114	124,171	—	220,285
Israel	152,387	89,603	—	241,990
Italy	—	421,044	—	421,044
Japan	2,467,546	4,322,587	—	6,790,133
Macau	—	168,240	—	168,240
Mexico	—	32,482	—	32,482
Netherlands	—	139,326	—	139,326
New Zealand	—	93,812	—	93,812
Norway	—	412,054	—	412,054
Portugal	—	47,817	—	47,817
Singapore	—	133,767	—	133,767
South Korea	36,129	769,949	—	806,078
Spain	—	838,290	—	838,290
Sweden	192,743	842,619	—	1,035,362
Switzerland	—	4,670,989	—	4,670,989
United Kingdom	559,208	5,896,665	—	6,455,873
United States	62,697	—	—	62,697

Total Investments	$6,263,625	$28,219,429	$—	$34,483,054

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

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Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2017, which expire as follows:

			Post-effective/no expiration
	2018	2019	Short-Term	Long-Term	Total*	Expired
DWA Developed Markets Momentum ETF	$1,071,796	$11,083,378	$88,856,517	$—	$101,011,691	$6,761,697
DWA Emerging Markets Momentum ETF	602,137	18,886,830	96,752,992	—	116,241,959	5,190,203
Emerging Markets Infrastructure ETF	5,545	7,449,409	5,713,970	24,962,006	38,130,930	—
FTSE RAFI Asia Pacific ex-Japan ETF	923,451	—	490,579	3,081,791	4,495,821	4,187,699
FTSE RAFI Developed Markets ex-U.S. ETF	5,210,563	1,248,239	—	46,033,417	52,492,219	8,801,477
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	695,775	—	450,008	12,896,114	14,041,897	2,633,165
FTSE RAFI Emerging Markets ETF	450,476	—	—	59,713,272	60,163,748	11,700,199
Global Agriculture ETF	—	365,885	1,061,578	13,530,922	14,958,385	—
Global Clean Energy ETF	22,796,787	31,202,293	11,242,840	58,421,412	123,663,332	65,130,758
Global Gold and Precious Metals ETF	—	374,482	2,000,846	16,122,091	18,497,419	—
Global Water ETF	1,909,380	4,235,497	37,105,892	9,472,723	52,723,492	41,990,185
International BuyBack AchieversTM ETF	—	—	7,643,356	2,375,923	10,019,279	—
S&P International Developed Quality ETF	980,146	2,056,117	2,473,966	725,226	6,235,455	19,713,557

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended April 30, 2018, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
DWA Developed Markets Momentum ETF	$102,268,846	$101,633,211
DWA Emerging Markets Momentum ETF	210,876,908	186,184,977
Emerging Markets Infrastructure ETF	2,557,718	3,052,739
FTSE RAFI Asia Pacific ex-Japan ETF	4,663,992	5,899,126
FTSE RAFI Developed Markets ex-U.S. ETF	112,546,461	106,948,113
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	48,568,069	45,395,980
FTSE RAFI Emerging Markets ETF	181,840,198	126,265,408
Global Agriculture ETF	3,954,946	4,182,504
Global Clean Energy ETF	14,904,006	14,944,661
Global Gold and Precious Metals ETF	1,700,106	2,137,411
Global Water ETF	28,282,056	26,310,802
International BuyBack Achievers™ ETF	34,965,729	28,507,399
S&P International Developed Quality ETF	5,287,101	4,954,441

For the six-month period ended April 30, 2018, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
DWA Developed Markets Momentum ETF	$50,101,828	$43,528,330
DWA Emerging Markets Momentum ETF	38,473,897	—
Emerging Markets Infrastructure ETF	—	—
FTSE RAFI Asia Pacific ex-Japan ETF	—	1,912,945

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	Cost of Securities Received	Value of Securities Delivered
FTSE RAFI Developed Markets ex-U.S. ETF	$128,338,312	$119,698,813
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	70,953,047	63,418,650
FTSE RAFI Emerging Markets ETF	130,733,605	82,879,338
Global Agriculture ETF	—	1,156,679
Global Clean Energy ETF	1,194,611	2,469,784
Global Gold and Precious Metals ETF	934,420	—
Global Water ETF	24,612,660	44,146,389
International BuyBack Achievers™ ETF	99,598,473	—
S&P International Developed Quality ETF	5,866,439	—

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2018, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost
DWA Developed Markets Momentum ETF	$39,375,144	$(8,274,295)	$31,100,849	$212,157,041
DWA Emerging Markets Momentum ETF	49,135,436	(9,444,812)	39,690,624	254,196,280
Emerging Markets Infrastructure ETF	4,695,869	(2,392,201)	2,303,668	18,579,445
FTSE RAFI Asia Pacific ex-Japan ETF	5,236,011	(2,731,334)	2,504,677	21,046,118
FTSE RAFI Developed Markets ex-U.S. ETF	199,228,126	(68,820,704)	130,407,422	1,162,774,274
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	41,434,270	(12,045,327)	29,388,943	204,222,800
FTSE RAFI Emerging Markets ETF	207,692,667	(82,021,392)	125,671,275	1,007,131,388
Global Agriculture ETF	3,093,751	(3,376,163)	(282,412)	22,293,669
Global Clean Energy ETF	11,894,877	(4,679,219)	7,215,658	58,846,907
Global Gold and Precious Metals ETF	2,411,378	(8,154,256)	(5,742,878)	36,762,744
Global Water ETF	34,358,750	(2,399,772)	31,958,978	164,458,895
International BuyBack Achievers™ ETF	31,412,677	(9,647,172)	21,765,505	300,419,695
S&P International Developed Quality ETF	3,700,909	(1,012,255)	2,688,654	31,794,400

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

92

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

93

Fees and Expenses

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2018.

In addition to the fees and expenses which the Invesco FTSE RAFI Emerging Markets ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly are included in the Portfolio’s total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco DWA Developed Markets Momentum ETF (PIZ)
Actual	$1,000.00	$1,003.80	0.80%	$3.97
Hypothetical (5% return before expenses)	1,000.00	1,020.83	0.80	4.01
Invesco DWA Emerging Markets Momentum ETF (PIE)
Actual	1,000.00	1,088.30	0.90	4.66
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90	4.51
Invesco Emerging Markets Infrastructure ETF (PXR)
Actual	1,000.00	1,042.90	0.75	3.80
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75	3.76
Invesco FTSE RAFI Asia Pacific ex-Japan ETF (PAF)
Actual	1,000.00	1,040.90	0.49	2.48
Hypothetical (5% return before expenses)	1,000.00	1,022.36	0.49	2.46

94

Fees and Expenses (continued)

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)
Actual	$1,000.00	$1,037.30	0.45%	$2.27
Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.45	2.26
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
Actual	1,000.00	1,057.50	0.49	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.36	0.49	2.46
Invesco FTSE RAFI Emerging Markets ETF (PXH)
Actual	1,000.00	1,069.20	0.48	2.46
Hypothetical (5% return before expenses)	1,000.00	1,022.41	0.48	2.41
Invesco Global Agriculture ETF (PAGG)
Actual	1,000.00	1,027.30	0.75	3.77
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75	3.76
Invesco Global Clean Energy ETF (PBD)
Actual	1,000.00	991.50	0.75	3.70
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75	3.76
Invesco Global Gold and Precious Metals ETF (PSAU)
Actual	1,000.00	986.80	0.75	3.69
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75	3.76
Invesco Global Water ETF (PIO)
Actual	1,000.00	1,025.80	0.75	3.77
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75	3.76
Invesco International BuyBack AchieversTM ETF (IPKW)
Actual	1,000.00	1,071.80	0.55	2.83
Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.55	2.76
Invesco S&P International Developed Quality ETF (IDHQ)
Actual	1,000.00	1,020.80	0.29	1.45
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2018. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

95

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 19, 2018, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 70 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA Momentum & Low Volatility Rotation Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares DWA Tactical International Rotation Portfolio

PowerShares DWA Tactical Multi-Asset Income Portfolio

PowerShares DWA Tactical Sector Rotation Portfolio

PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack Achievers™ Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Russell 1000 Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

PowerShares S&P 500 Enhanced Value Portfolio

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Low Volatility Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500 Momentum Portfolio

PowerShares S&P 500 Value With Momentum Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P Emerging Markets Momentum Portfolio

PowerShares S&P International Developed High Dividend Low Volatility Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P International Developed Momentum Portfolio

PowerShares S&P International Developed Quality Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Quality Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares Taxable Municipal Bond Portfolio

PowerShares Treasury Collateral Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Also at the April 19, 2018 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of PowerShares

Effective June 4, 2018, the Trust and the PowerShares Funds became the Invesco ETFs and Invesco PowerShares Capital Management LLC became Invesco Capital Management LLC.

96

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser from its relationships with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio and PowerShares DWA Tactical International Rotation Portfolio, each of which had not commenced operations as of December 31, 2017) and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2017, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s Global Performance Measurement and Risk Group, an independent organization within Invesco, with respect to general expected tracking error ranges. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the since-inception and three-year periods for PowerShares Global Short Term High Yield Bond Portfolio, the three-year period for PowerShares LadderRite 0-5 Year Corporate Bond Portfolio, the five-year period for PowerShares New York AMT-Free Municipal Bond Portfolio and the one-year period for PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio’s, PowerShares New York AMT-Free Municipal Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for each such Fund’s correlation going forward. The Trustees noted that, for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including, for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses (including Acquired Fund Fees and Expenses, if any).

0.08%	PowerShares Treasury Collateral Portfolio

0.13%	PowerShares S&P 500 Enhanced Value Portfolio, PowerShares S&P 500 Momentum Portfolio (the Trustees noted that, prior to January 1, 2018, PowerShares S&P 500 Enhanced Value Portfolio’s and PowerShares S&P 500 Momentum Portfolio’s unitary advisory fee was 0.25%)

97

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

0.15%	PowerShares DWA Momentum & Low Volatility Rotation Portfolio, PowerShares DWA Tactical Sector Rotation Portfolio

0.20%:	PowerShares Russell 1000 Equal Weight Portfolio

0.22%:	PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

0.25%:	PowerShares 1-30 Laddered Treasury Portfolio, PowerShares DWA Tactical Multi-Asset Income Portfolio, PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:	PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares Taxable Municipal Bond Portfolio

0.29%:	PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, PowerShares S&P International Developed Quality Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Quality Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:	PowerShares DWA Tactical International Rotation Portfolio, PowerShares S&P 500 Value With Momentum Portfolio, PowerShares S&P 500® High Dividend Low Volatility Portfolio, PowerShares S&P International Developed High Dividend Low Volatility Portfolio, PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

0.35%:	PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Russell 1000 Low Beta Equal Weight Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed Momentum Portfolio

0.45%:	PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE International Low Beta Equal Weight Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P Emerging Markets Momentum Portfolio

0.49%:	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

0.50%:	PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Variable Rate Preferred Portfolio

0.55%	PowerShares International BuyBack AchieversTM Portfolio

0.60%:	PowerShares DWA SmallCap Momentum Portfolio

0.65%:	PowerShares Senior Loan Portfolio

0.75%:	PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:	PowerShares DWA Developed Markets Momentum Portfolio

0.90%:	PowerShares DWA Emerging Markets Momentum Portfolio

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds.

The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds (except for PowerShares DWA Momentum & Low Volatility Rotation Portfolio) were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees noted that the net expense ratio for PowerShares DWA Momentum & Low Volatility Rotation Portfolio was higher than the median net expense ratio of its open-end actively-managed peer funds.

98

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median[3]
PowerShares 1-30 Laddered Treasury Portfolio			X
PowerShares California AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares CEF Income Composite Portfolio	N/A	X	X
PowerShares Chinese Yuan Dim Sum Bond Portfolio	X	N/A	X
PowerShares DWA Developed Markets Momentum Portfolio			X
PowerShares DWA Emerging Markets Momentum Portfolio			X
PowerShares DWA Momentum & Low Volatility Rotation Portfolio	N/A	N/A	X
PowerShares DWA SmallCap Momentum Portfolio		X	X
PowerShares DWA Tactical International Rotation Portfolio			N/A
PowerShares DWA Tactical Multi-Asset Income Portfolio	N/A	N/A	X
PowerShares DWA Tactical Sector Rotation Portfolio	X	N/A	N/A
PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares Emerging Markets Infrastructure Portfolio		N/A	X
PowerShares Emerging Markets Sovereign Debt Portfolio			X
PowerShares FTSE International Low Beta Equal Weight Portfolio	X		X
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	X		X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		X	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	X		X
PowerShares FTSE RAFI Emerging Markets Portfolio	X		X
PowerShares Fundamental High Yield® Corporate Bond Portfolio		N/A	X
PowerShares Fundamental Investment Grade Corporate Bond Portfolio			X
PowerShares Global Agriculture Portfolio		N/A	X
PowerShares Global Clean Energy Portfolio		N/A	X
PowerShares Global Gold and Precious Metals Portfolio		N/A	X
PowerShares Global Short Term High Yield Bond Portfolio	X	N/A	X
PowerShares Global Water Portfolio		N/A	X
PowerShares International BuyBack AchieversTM Portfolio			X
PowerShares International Corporate Bond Portfolio			X
PowerShares KBW Bank Portfolio	X		X
PowerShares KBW High Dividend Yield Financial Portfolio	X		X
PowerShares KBW Premium Yield Equity REIT Portfolio	X		X
PowerShares KBW Property & Casualty Insurance Portfolio	X		X
PowerShares KBW Regional Banking Portfolio	X		X
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio			X
PowerShares National AMT-Free Municipal Bond Portfolio			X
PowerShares New York AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares Preferred Portfolio		N/A	X
PowerShares Russell 1000 Equal Weight Portfolio	X		X
PowerShares Russell 1000 Low Beta Equal Weight Portfolio			X
PowerShares S&P 500 Enhanced Value Portfolio		X	X
PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio			X
PowerShares S&P 500 High Beta Portfolio			X

99

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median[3]
PowerShares S&P 500® High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P 500® Low Volatility Portfolio			X
PowerShares S&P 500 Momentum Portfolio	X	X	X
PowerShares S&P 500 Value With Momentum Portfolio			X
PowerShares S&P Emerging Markets Low Volatility Portfolio	X	X	X
PowerShares S&P Emerging Markets Momentum Portfolio	X	X	X
PowerShares S&P International Developed High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed Momentum Portfolio	X		X
PowerShares S&P International Developed Quality Portfolio	X		X
PowerShares S&P MidCap Low Volatility Portfolio	X		X
PowerShares S&P SmallCap Consumer Discretionary Portfolio	X		X
PowerShares S&P SmallCap Consumer Staples Portfolio	X		X
PowerShares S&P SmallCap Energy Portfolio	X		X
PowerShares S&P SmallCap Financials Portfolio	X		X
PowerShares S&P SmallCap Health Care Portfolio	X		X
PowerShares S&P SmallCap High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Industrials Portfolio	X		X
PowerShares S&P SmallCap Information Technology Portfolio	X	X	X
PowerShares S&P SmallCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Materials Portfolio	X		X
PowerShares S&P SmallCap Quality Portfolio	X	X	X
PowerShares S&P SmallCap Utilities Portfolio	X	X	X
PowerShares Senior Loan Portfolio		N/A	X
PowerShares Taxable Municipal Bond Portfolio		N/A	X
PowerShares Treasury Collateral Portfolio	X	X	X
PowerShares Variable Rate Preferred Portfolio		X	X
PowerShares VRDO Tax-Free Weekly Portfolio		N/A	X

[1]	The information provided by the Adviser indicated that certain Funds did not have any comparable ETF peers. Those Funds have been designated in this column with an “N/A” for not available.

[2]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

[3]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end active fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares DWA Developed Markets Momentum Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares Senior Loan Portfolio, PowerShares Taxable Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio’s advisory fees and total expenses and the Lipper peer data. The Adviser explained in detail its view that it believes that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, noting, in particular, the unique underlying investment strategy and complexity of each Fund, the limited number of peers in the Lipper data, and/or the differing pricing philosophy of certain of the peers.

100

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Trustees also reviewed the fees, and any difference in fees, between each Fund that is structured as a fund-of-funds and invests in funds that comprise an index developed by Dorsey Wright & Associates, LLC (“DWA Fund-of-Funds”). The Trustees noted that the unitary advisory fees for the DWA Fund-of-Funds vary from 15 to 30 basis points. The Trustees considered the Adviser’s explanation that the applicable license fee the Adviser pays with respect to each DWA Fund-of-Fund is dependent on the underlying funds in which the DWA Fund-of-Fund invests and that after payment of such license fee the variance between each DWA Fund-of-Fund’s unitary advisory fee is less. The Trustees noted that the unitary advisory fee for PowerShares DWA Tactical International Rotation Portfolio was higher than the unitary advisory fee for the other DWA Fund-of-Funds, reflecting, in part, its ability to invest, at times, in non-affiliated funds.

The Trustees considered that the Adviser had agreed to waive a portion of its unitary advisory fee, at least until February 28, 2020, for PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P Emerging Markets Momentum Portfolio, PowerShares S&P International Developed Low Volatility Portfolio and PowerShares S&P International Developed Momentum Portfolio.

The Trustees determined that each Fund’s unitary advisory fee was reasonable, noting the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s operating expenses was attributable to a license fee payable out of the unitary advisory fee charged to that Fund. The Board concluded that the unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund, other than PowerShares DWA Tactical International Rotation Portfolio and PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio. (The Trustees did not consider the estimated profitability of the Adviser in managing these Funds because they had not yet commenced operations as of December 31, 2017.) The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the unitary advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio at a meeting held on April 19, 2018. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage PowerShares Senior Loan Portfolio’s and PowerShares Treasury Collateral Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

101

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc. and Invesco Advisers, Inc. and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, the Trustees considered the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio was reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, except that Invesco Advisers, Inc. noted that it receives management fees from money market funds into which the Funds’ excess cash may be invested. The Trustees noted that the Adviser waives its fees on assets invested under such arrangement in amounts equal to fees received by Invesco Advisers, Inc. on the Funds’ assets invested in the money market funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio. No single factor was determinative in the Board’s analysis.

102

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s Form N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com.

©2018 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-8	invesco.com/us

Invesco Semi-Annual Report to Shareholders

April 30, 2018

PLW	Invesco 1-30 Laddered Treasury ETF
PWZ	Invesco California AMT-Free Municipal Bond ETF
PCEF	Invesco CEF Income Composite ETF
DSUM	Invesco Chinese Yuan Dim Sum Bond ETF
PCY	Invesco Emerging Markets Sovereign Debt ETF
PHB	Invesco Fundamental High Yield® Corporate Bond ETF
PFIG	Invesco Fundamental Investment Grade Corporate Bond ETF
PGHY	Invesco Global Short Term High Yield Bond ETF
PICB	Invesco International Corporate Bond ETF
LDRI	Invesco LadderRite 0-5 Year Corporate Bond ETF
PZA	Invesco National AMT-Free Municipal Bond ETF
PZT	Invesco New York AMT-Free Municipal Bond ETF
PGX	Invesco Preferred ETF
BAB	Invesco Taxable Municipal Bond ETF
CLTL	Invesco Treasury Collateral ETF
VRP	Invesco Variable Rate Preferred ETF
PVI	Invesco VRDO Tax-Free Weekly ETF

Effective June 4, 2018, the Funds’ names changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

2

Invesco 1-30 Laddered Treasury ETF (PLW)

April 30, 2018

(Unaudited)

Portfolio Composition
Duration Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Maturing in 0-5 Years	19.6
Maturing in 6-10 Years	16.4
Maturing in 11-15 Years	13.1
Maturing in 16-20 Years	19.9
Maturing in 21-25 Years	16.6
Maturing in 26-30 Years	13.4
Money Market Fund Plus Other Assets Less Liabilities	1.0

Schedule of Investments

Principal Amount		Value
	Long-Term Investments—95.7%
	U.S. Treasury Securities—95.7%
	U.S. Treasury Bonds—92.4%
$5,356,200	8.500%, 02/15/2020	$5,923,622
5,191,200	7.875%, 02/15/2021	5,929,222
4,972,300	7.125%, 02/15/2023	5,941,996
5,088,800	6.250%, 08/15/2023	5,950,616
4,604,300	7.625%, 02/15/2025	5,952,497
4,907,700	6.000%, 02/15/2026	5,969,565
4,631,800	6.625%, 02/15/2027	5,967,604
4,665,900	6.125%, 11/15/2027	5,905,462
4,938,700	5.250%, 02/15/2029	5,990,585
4,438,300	6.250%, 05/15/2030	5,916,462
14,300,900	5.375%, 02/15/2031	17,978,075
14,929,500	4.500%, 02/15/2036	18,073,151
4,810,100	4.750%, 02/15/2037	6,033,105
5,013,700	4.375%, 02/15/2038	6,039,942
5,632,400	3.500%, 02/15/2039	6,056,920
4,823,800	4.625%, 02/15/2040	6,045,767
4,727,600	4.750%, 02/15/2041	6,044,772
5,999,400	3.125%, 02/15/2042	6,061,855
6,015,800	3.125%, 02/15/2043	6,064,443
5,532,000	3.625%, 02/15/2044	6,062,510
6,813,500	2.500%, 02/15/2045	6,079,984
6,838,900	2.500%, 02/15/2046	6,080,744
6,187,700	3.000%, 02/15/2047	6,077,240
6,188,000	3.000%, 02/15/2048	6,074,513

		168,220,652

	U.S. Treasury Notes—3.3%
6,145,200	2.000%, 02/15/2022	5,989,410

	Total Long-Term Investments (Cost $185,338,446)	174,210,062

Principal Amount		Value
	Short-Term Investments—3.4%
	U.S. Treasury Securities—3.3%
	U.S. Treasury Bonds—3.3%
$5,638,200	8.875%, 02/15/2019 (Cost $5,950,566)	$5,931,563

Number of Shares
	Money Market Fund—0.1%
146,264	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(a) (Cost $146,264)	146,264

	Total Short-Term Investments (Cost $6,096,830)	6,077,827

	Total Investments in Securities (Cost $191,435,276)—99.1%	180,287,889
	Other assets less liabilities—0.9%	1,691,518

	Net Assets—100.0%	$181,979,407

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco California AMT-Free Municipal Bond ETF (PWZ)

April 30, 2018

(Unaudited)

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Ad Valorem Property Tax	21.8
Health, Hospital, Nursing Home Revenue	12.0
Water Revenue	8.9
General Fund	8.8
Port, Airport & Marina Revenue	7.9
College & University Revenue	7.3
Electric Power Revenue	6.8
Lease Revenue	6.4
Sales Tax Revenue	4.8
Highway Tolls Revenue	2.5
Miscellaneous Revenue	2.0
Tax Increment Revenue	1.6
Sewer Revenue	1.4
Transit Revenue	1.4
Special Tax	1.2
Natural Gas Revenue	1.1
Recreational Revenue	0.5
Local or GTD Housing	0.4
Other Assets Less Liabilities	3.2

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—96.8%
	Ad Valorem Property Tax—21.8%
$775,000	California State Ref. Ser. 12	5.000%	02/01/2038	$840,108
1,500,000	California State Ref. Ser. 15	5.000	08/01/2035	1,715,040
1,000,000	California State Various Purpose Ser. 09	5.500	11/01/2039	1,052,740
1,540,000	California State Various Purpose Ser. 09	6.000	11/01/2039	1,633,709
1,965,000	California State Various Purpose Ser. 13	5.000	11/01/2043	2,183,842
800,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/2050	883,824
4,750,000	Chabot-Las Positas California Community College District (Election 2016) Ser. 17A	4.000	08/01/2047	4,909,458
2,000,000	Chaffey California Joint Union High School District (Election 2012) Ser. 15B	5.000	08/01/2044	2,245,200
1,500,000	Coachella Valley California Unified School District (2005 Election) Ser. 16E AGM	4.000	08/01/2045	1,537,035
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC(a)	5.375	08/01/2019	1,044,630
2,745,000	Contra Costa California Community College District (Election of 2006) Ser. 13	5.000	08/01/2038	3,047,581
2,000,000	Jurupa California Unified School District Ser. 17B	4.000	08/01/2041	2,067,140
250,000	Los Angeles California Community College District (2008 Election) Ser. 17J	4.000	08/01/2041	261,605
1,000,000	Los Angeles California Community College District Ref. Ser. 16	5.000	08/01/2036	1,152,220
1,215,000	Los Angeles California Community College District Ref. Ser. 16	4.000	08/01/2037	1,275,920
1,000,000	Los Angeles California Unified School District (Election 2008) Ser. 18B-1	5.000	07/01/2038	1,168,490
3,000,000	Madera California Unified School District Election 2014 Ser. 17	4.000	08/01/2046	3,084,030
5,000,000	Marin California Healthcare District (Election 2013) Ser. 17A	5.000	08/01/2041	5,745,450
3,000,000	Morgan Hill California Unified School District (Election 2012) Ser. 17B	4.000	08/01/2047	3,093,540
1,500,000	Oakland California Unified School District (Alameda County) Ser. 15A	5.000	08/01/2040	1,678,485

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco California AMT-Free Municipal Bond ETF (PWZ) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Ad Valorem Property Tax (continued)
$1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000%	07/01/2031	$1,139,490
1,000,000	San Diego California Community College District (Election of 2006) Ser. 13	5.000	08/01/2043	1,123,240
1,000,000	San Diego California Unified School District (Election 2012) Ser. 13C	5.000	07/01/2035	1,115,750
1,000,000	San Diego California Unified School District (Election 2012) Ser. 16F	5.000	07/01/2040	1,141,170
3,000,000	San Diego California Unified School District (Election 2012) Ser. 17I	5.000	07/01/2047	3,459,300
1,000,000	Simi Valley California Unified School District (Election 2016) Ser. 17A	4.000	08/01/2046	1,026,420
2,100,000	West Contra Costa California Unified School District (Election of 2010) Ser. 11A AGM	5.250	08/01/2041	2,292,696
2,000,000	West Contra Costa California Unified School District Ref. Ser. 12 AGM	5.000	08/01/2032	2,218,960

				54,137,073

	College & University Revenue—7.3%
1,500,000	California State Educational Facilities Auth. (Pepperdine University) Rev. Ref. Ser. 16	5.000	10/01/2046	1,698,615
1,000,000	California State Municipal Financing Auth. (Pomona College) Rev. Ref. Ser. 17A	5.000	01/01/2048	1,154,860
2,940,000	California State University Systemwide Rev. Ser. 12A	5.000	11/01/2037	3,241,585
2,000,000	California State University Systemwide Rev. Ser. 14A	5.000	11/01/2039	2,255,920
2,100,000	California State University Systemwide Rev. Ser. 15A	5.000	11/01/2038	2,392,215
1,500,000	California Statewide Communities Development Auth. Student Housing (University of California, Irvine Campus Apartments Phase IV) Rev. Ser. 17A	5.000	05/15/2047	1,661,955
745,000	University of California (Limited Project) Rev. Ser. 12G(a)	5.000	05/15/2022	830,936
755,000	University of California (Limited Project) Rev. Ser. 12G	5.000	05/15/2037	827,027
1,500,000	University of California General Rev. Ser. 13AI	5.000	05/15/2038	1,665,150
2,000,000	University of California Rev. Ser. 17AV	5.250	05/15/2042	2,350,380

				18,078,643

	Electric Power Revenue—6.8%
2,000,000	Guam Power Auth. Rev. Ser. 10A AGM(a)	5.000	10/01/2020	2,143,120
2,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/2030	2,168,120
2,500,000	Los Angeles California Department of Water & Power (Power System) Rev. Ref. Ser. 16A	5.000	07/01/2046	2,818,075
4,445,000	Los Angeles California Department of Water & Power (Power System) Rev. Ser. 12B	5.000	07/01/2043	4,854,073
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 14D	5.000	07/01/2039	1,120,710
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 15E	5.000	07/01/2044	1,114,130
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 16B	5.000	07/01/2042	1,700,685
575,000	Redding California Electric System COP Rev. Ser. 08A AGM(a)	5.000	06/01/2018	576,535
425,000	Redding California Electric System COP Rev. Ser. 08A AGM	5.000	06/01/2030	426,135

				16,921,583

	General Fund—8.8%
25,000	California State Ref. Ser. 07 NATL	4.250	08/01/2033	25,028
2,025,000	California State Ser. 10	5.250	11/01/2040	2,178,880
2,000,000	California State Ser. 16	5.000	09/01/2046	2,273,880
1,000,000	California State Various Purpose Ref. Ser. 16	5.000	09/01/2036	1,148,800
2,585,000	California State Various Purpose Ref. Ser.16	5.000	09/01/2034	2,984,098
1,160,000	California State Various Purpose Ser. 13	5.000	04/01/2037	1,281,417
2,000,000	California State Various Purpose Ser. 13	5.000	04/01/2043	2,200,640
4,000,000	California State Various Purpose Ser. 17	5.000	11/01/2047	4,599,800
1,770,000	State of California(a)	6.500	04/01/2019	1,845,030
3,230,000	State of California	6.500	04/01/2033	3,367,211

				21,904,784

	Health, Hospital, Nursing Home Revenue—12.0%
1,000,000	California State Health Facilities Auth. (Lucile Packard Stanford Hospital) Rev. Ser. 16B	5.000	08/15/2055	1,113,120
3,300,000	California State Health Facilities Financing Auth. (Adventist Health System/West) Rev. Ref. Ser. 16A	4.000	03/01/2039	3,368,904
500,000	California State Health Facilities Financing Auth. (Cedars Sinai Medical Center) Rev. Ref. Ser. 16B	5.000	08/15/2035	570,890
1,500,000	California State Health Facilities Financing Auth. (Children’s Hospital) Ref. Ser. 17A	5.000	08/15/2042	1,660,695
1,000,000	California State Health Facilities Financing Auth. (Kaiser Permanente) Rev. Sub.-Ser. 17A-2	5.000	11/01/2047	1,281,090
500,000	California State Health Facilities Financing Auth. (Providence St. Joseph Health) Rev. Ref. Ser. 16A	4.000	10/01/2036	513,295
2,265,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 08A(a)	5.000	08/15/2018	2,286,767
3,305,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 11D	5.000	08/15/2035	3,617,620
1,000,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 15A	5.000	08/15/2043	1,106,520
685,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 16B	4.000	11/15/2041	697,905

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco California AMT-Free Municipal Bond ETF (PWZ) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Health, Hospital, Nursing Home Revenue (continued)
$2,000,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 16B	5.000%	11/15/2046	$2,233,780
1,000,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	4.000	02/01/2042	1,002,880
1,000,000	California State Municipal Financing Auth. (Eisenhower Medical Center) Rev. Ref. Ser. 17A	5.000	07/01/2042	1,093,700
1,000,000	California State Municipal Financing Auth. (Northbay Healthcare) Rev. Ser. 17A	5.000	11/01/2047	1,058,870
500,000	California State Municipal Financing Auth. (Northbay Healthcare) Rev. Ser. 17A	5.250	11/01/2047	539,045
490,000	California Statewide Communities Development Auth. (Adventist Remarketed 05/23/08) Rev. Ser. 07B AGC(a)	5.000	05/23/2018	490,936
1,000,000	California Statewide Communities Development Auth. (Cottage Health System Obligated Group) Rev. Ref. Ser. 15	5.000	11/01/2043	1,096,240
1,650,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 16A	4.000	08/15/2046	1,668,513
1,000,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 16A	5.000	08/15/2051	1,103,250
1,000,000	California Statewide Communities Development Auth. (Kaiser Permanente) Rev. Ser. 12A	5.000	04/01/2042	1,084,860
1,000,000	California Statewide Communities Development Auth. (Sutter Health) Rev. Ser. 11A(a)	6.000	08/15/2020	1,092,440
1,045,000	California Statewide Communities Development Auth. (Trinity Health) Rev. Ref. Ser. 11	5.000	12/01/2041	1,144,066

				29,825,386

	Highway Tolls Revenue—2.5%
3,000,000	Bay Area California Auth. Toll Bridge (San Francisco Bay Area Subordinate Toll Bridge) Rev. Ser. 17S-7	4.000	04/01/2042	3,109,290
2,000,000	Foothill-Eastern Transportation Corridor Agency California Toll Road Remarketed Rev. Ref. Sub.-Ser. 14 B-1	3.950	01/15/2053	1,966,460
1,000,000	San Diego California Association of Governments South Bay Expressway Toll (Senior Lien) Rev. Ser. 17A	5.000	07/01/2042	1,137,690

				6,213,440

	Lease Revenue—6.4%
540,000	Anaheim California Public Financing Auth. Lease Rev. Ref. Ser. 14A	5.000	05/01/2039	602,014
1,000,000	California State Municipal Financing Auth. Lease (Orange County Civic Center Infrastructure Improvement Program) Rev. Ser. 17A	5.000	06/01/2042	1,154,480
670,000	California State Public Works Board Lease (Various Capital Projects) Rev. Ref. Ser. 16C	5.000	11/01/2034	767,150
1,130,000	Los Angeles County California Public Works Financing Auth. Lease (Multiple Capital Project II) Rev. Ser. 12	5.000	08/01/2037	1,235,960
2,330,000	Los Angeles County California Public Works Financing Auth. Lease (Multiple Capital Project II) Rev. Ser. 12	5.000	08/01/2042	2,540,655
2,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/2044	2,225,840
1,050,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 16D	5.000	12/01/2045	1,168,828
1,000,000	Richmond Joint Powers Financing Auth. Lease (Civic Center Project) Rev. Ser. 09 AGC	5.750	08/01/2029	1,043,780
1,000,000	San Diego California Public Facilities Financing Auth. Lease (Capital improvement Projects) Rev. Ser. 15A	5.000	10/15/2044	1,116,390
700,000	San Diego California Public Facilities Financing Auth. Lease (Master Project) Rev. Ref. Ser. 10A	5.250	03/01/2040	746,578
3,000,000	San Jose California Financing Auth. (Civic Center Project) Ref. Ser. 13A	5.000	06/01/2039	3,328,470

				15,930,145

	Local or GTD Housing—0.4%
1,000,000	California Statewide Communities Development Auth. Student Housing (CHF Irvine LLC) Rev. Ref. Ser. 16	5.000	05/15/2040	1,102,800

	Miscellaneous Revenue—2.0%
1,000,000	California Infrastructure & Economic Development Bank Rev. Ser. 16	4.000	10/01/2045	1,036,140
1,500,000	California State Various Purpose (Green Bonds) Ser. 14	5.000	10/01/2037	1,691,535
1,000,000	California State Various Purpose Ser. 14	5.000	10/01/2044	1,121,460
1,000,000	California State Various Purpose Ser. 15	5.000	03/01/2045	1,125,280

				4,974,415

	Natural Gas Revenue—1.1%
2,500,000	Chula Vista California Industrial Development (San Diego Gas—Remarketed 06/17/09) Rev. Ser. 04A	5.875	02/15/2034	2,602,450

	Port, Airport & Marina Revenue—7.9%
1,500,000	Long Beach California Harbor Rev. Ref. Ser. 17C	5.000	05/15/2047	1,711,665
500,000	Long Beach California Marina Rev. Ser. 15	5.000	05/15/2040	548,045
500,000	Long Beach California Marina Rev. Ser. 15	5.000	05/15/2045	544,785

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco California AMT-Free Municipal Bond ETF (PWZ) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Port, Airport & Marina Revenue (continued)
$1,000,000	Los Angeles California Department of Airports (Senior Los Angeles International Airport) Ser. 10A	5.000%	05/15/2040	$1,062,030
2,000,000	Los Angeles California Department of Airports Rev. Ref. Sub.-Ser. 15C	5.000	05/15/2038	2,239,880
3,500,000	Los Angeles California Department of Airports Rev. Sub.-Ser. 17B	5.000	05/15/2042	3,996,825
2,000,000	San Francisco California City & County Airports Commission (International Airport) Rev. Ser. 17B	5.000	05/01/2047	2,274,480
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 14B	5.000	05/01/2044	2,199,620
4,465,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 16C	5.000	05/01/2046	5,031,475

				19,608,805

	Recreational Revenue—0.5%
1,000,000	California Infrastructure & Economic Development Bank (Academy of Motion Picture Arts & Projects) Rev. Ref. Ser. 15	5.000	11/01/2041	1,105,470

	Sales Tax Revenue—4.8%
4,990,000	Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. Ser. 17A	5.000	07/01/2038	5,775,576
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Sub.-Ser. 10C AGM	5.125	08/01/2042	1,542,105
4,000,000	San Diego County California Regional Transportation Commission Ser. 16A	5.000	04/01/2048	4,553,720

				11,871,401

	Sewer Revenue—1.4%
650,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/2037	656,669
1,000,000	Los Angeles California Wastewater System (Green Bonds) Rev. Sub.-Ser. 17A	5.250	06/01/2047	1,175,060
1,525,000	Sacramento County California Sanitation District Financing Auth. Rev. Ref. Ser. 14A	5.000	12/01/2044	1,699,612

				3,531,341

	Special Tax—1.2%
2,600,000	Irvine California Unified School District Special Tax Ref. Ser. 15 BAM	5.000	09/01/2038	2,846,584

	Tax Increment Revenue—1.6%
1,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser. 14A AGM	5.000	09/01/2044	1,077,900
2,500,000	Santa Cruz County California Redevelopment Successor Agency Tax Allocation Ref. Ser. 15A AGM	5.000	09/01/2035	2,786,675

				3,864,575

	Transit Revenue—1.4%
2,000,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	3.000	10/01/2034	1,794,960
1,500,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	5.000	10/01/2035	1,694,205

				3,489,165

	Water Revenue—8.9%
1,000,000	California State Department of Water Resources (Central Valley Project) Water System Rev. Ref. Ser. 16AW	5.000	12/01/2033	1,175,930
1,500,000	East Bay California Municipal Utility District Water System (Green Bond) Ser. 17A	5.000	06/01/2042	1,733,010
1,500,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 15A	5.000	06/01/2037	1,705,425
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/2043	2,184,060
1,250,000	Los Angeles California Department of Water & Power System Rev. Ser. 11A	5.000	07/01/2041	1,339,700
2,000,000	Los Angeles California Department of Water & Power Waterworks Rev. Ser. 18A	5.000	07/01/2048	2,306,120
2,000,000	Orange County California Water District Rev. Ref. Ser. 17A	4.000	08/15/2041	2,088,860
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. (Senior Lien) Rev. Ser. 08A AGC	5.125	07/01/2047	500,895
1,000,000	San Diego County California Water Auth. Ref. Ser. 16B	5.000	05/01/2037	1,148,930
3,000,000	San Francisco California City & County Public Utilities Commission (WSIP) Sub.-Ser. 11A	5.000	11/01/2037	3,277,020
4,090,000	Santa Clara Valley California Water District Ref. Ser. 16A	5.000	06/01/2046	4,643,827

				22,103,777

	Total Investments in Securities (Cost $241,770,295)(b)—96.8%			240,111,837
	Other assets less liabilities—3.2%			8,057,634

	Net Assets—100.0%			$248,169,471

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco California AMT-Free Municipal Bond ETF (PWZ) (continued)

April 30, 2018

(Unaudited)

Investment Abbreviations:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

Auth.—Authority

BAM—Build America Mutual

COP—Certificate of Participation

GTD—Grant To Date

NATL—National Public Finance Guarantee Corp.

Ref.—Refunding

Rev.—Revenue

Ser.—Series

Sub.—Subordinated

WSIP—Water System Improvement Program

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of April 30, 2018. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	9.3%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco CEF Income Composite ETF (PCEF)

April 30, 2018

(Unaudited)

Portfolio Composition
Asset Class Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Bonds	43.8
Bonds/High Yield	28.5
Option Income	27.3
Domestic Equity	0.4
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments

Number of Shares		Value
	Closed-End Funds—100.0%
	Bonds—43.8%
2,808,104	Aberdeen Asia-Pacific Income Fund, Inc.	$12,833,035
170,094	BlackRock 2022 Global Income Opportunity Trust	1,614,192
535,835	BlackRock Core Bond Trust	6,906,913
1,309,946	BlackRock Credit Allocation Income Trust	16,426,723
692,832	BlackRock Income Trust, Inc.	3,990,712
411,884	BlackRock Limited Duration Income Trust	6,198,854
430,640	BlackRock Multi-Sector Income Trust	7,299,348
442,146	BlackRock Taxable Municipal Bond Trust	9,736,055
226,077	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	5,828,265
82,497	Cohen & Steers Select Preferred and Income Fund, Inc.	2,075,625
81,124	DoubleLine Funds Trust—DoubleLine Opportunistic Credit Fund	1,700,359
984,026	DoubleLine Income Solutions Fund	19,857,645
271,813	Duff & Phelps Utility and Corporate Bond Trust, Inc.	2,302,256
1,314,062	Eaton Vance Limited Duration Income Fund(a)	17,082,806
198,995	Eaton Vance Short Duration Diversified Income Fund	2,696,382
106,121	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	1,041,047
158,027	First Trust Aberdeen Global Opportunity Income Fund	1,746,198
480,215	First Trust Intermediate Duration Preferred & Income Fund	10,862,463
132,837	Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	3,154,879
75,444	Flaherty & Crumrine Preferred Income Fund, Inc.	1,009,441
348,754	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	6,448,461
79,248	Flaherty & Crumrine Total Return Fund, Inc.	1,522,354
221,911	Franklin Limited Duration Income Trust	2,454,336
137,011	Guggenheim Taxable Municipal Managed Duration Trust	2,940,256
83,995	Insight Select Income Fund	1,599,265
91,868	Invesco Bond Fund(b)	1,643,519

Number of Shares		Value
	Closed-End Funds (continued)
	Bonds (continued)
1,995,868	Invesco Senior Income Trust(b)	$8,861,654
175,066	John Hancock Preferred Income Fund(a)	3,580,100
144,777	John Hancock Preferred Income Fund II(a)	2,872,376
245,678	John Hancock Preferred Income Fund III	4,368,155
266,814	John Hancock Premium Dividend Fund	4,042,232
539,596	MFS Charter Income Trust	4,343,748
1,167,881	MFS Intermediate Income Trust	4,566,415
780,256	MFS Multimarket Income Trust	4,463,064
210,950	Nuveen Build America Bond Fund	4,303,380
1,538,613	Nuveen Credit Strategies Income Fund	12,401,221
450,260	Nuveen Floating Rate Income Fund	4,898,829
258,057	Nuveen Global High Income Fund	4,162,459
999,702	Nuveen Preferred & Income Opportunities Fund	9,907,047
1,969,832	Nuveen Preferred & Income Securities Fund	18,575,516
220,684	Nuveen Preferred & Income Term Fund	5,234,625
44,544	Nuveen Preferred And Income 2022 Term Fund	1,073,510
203,276	PIMCO Corporate & Income Strategy Fund	3,459,758
85,450	PIMCO Income Opportunity Fund(a)	2,294,333
146,146	PIMCO Income Strategy Fund	1,742,060
387,312	PIMCO Income Strategy Fund II	4,070,649
245,669	Pioneer Floating Rate Trust	2,849,760
413,753	Prudential Short Duration High Yield Fund, Inc.	5,842,192
522,912	Putnam Master Intermediate Income Trust	2,494,290
1,045,960	Putnam Premier Income Trust	5,554,048
108,742	RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	1,939,957
83,336	Stone Harbor Emerging Markets Income Fund	1,238,373
468,593	TCW Strategic Income Fund, Inc.	2,539,774
1,650,870	Templeton Global Income Fund	10,648,112
75,225	Virtus Global Multi-Sector Income Fund	1,135,145
150,545	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,500,552
328,751	Western Asset Inflation—Linked Securities & Income Fund	3,774,061
679,298	Western Asset Inflation-Linked Opportunities & Income Fund	7,730,411

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco CEF Income Composite ETF (PCEF) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Closed-End Funds (continued)
	Bonds (continued)
60,437	Western Asset Investment Grade Defined Opportunity Trust, Inc.	$1,264,342
118,178	Western Asset Premier Bond Fund	1,505,588

		311,209,125

	Bonds/High Yield—28.5%
978,089	AllianceBernstein Global High Income Fund, Inc.	11,541,450
220,512	Barings Global Short Duration High Yield Fund	4,145,626
1,552,276	BlackRock Corporate High Yield Fund, Inc.	16,469,648
636,015	BlackRock Debt Strategies Fund, Inc.	7,282,372
350,581	BlackRock Floating Rate Income Strategies Fund, Inc.	5,100,954
182,667	BlackRock Floating Rate Income Trust	2,518,978
125,510	Blackstone/GSO Long-Short Credit Income Fund	2,058,364
565,487	Credit Suisse Asset Management Income Fund, Inc.(a)	1,815,213
703,773	Credit Suisse High Yield Bond Fund	1,864,998
174,295	Deutsche Multi-Market Income Trust	1,540,768
715,006	Dreyfus High Yield Strategies Fund	2,259,419
385,949	Eaton Vance Floating-Rate Income Trust(a)	5,820,111
163,190	Eaton Vance High Income 2021 Target Term Trust(a)	1,607,422
355,502	Eaton Vance Senior Floating-Rate Trust	5,232,989
337,825	First Trust High Income Long/Short Fund	5,104,536
277,581	First Trust Senior Floating Rate 2022 Target Term Fund	2,620,365
288,715	First Trust Senior Floating Rate Income Fund II	3,837,022
50,131	Guggenheim Credit Allocation Fund	1,076,313
162,732	Invesco High Income 2023 Target Term Fund(b)	1,619,183
186,677	Ivy High Income Opportunities Fund	2,662,014
224,948	KKR Income Opportunities Fund	3,578,923
234,646	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,175,168
243,807	Neuberger Berman High Yield Strategies Fund, Inc.	2,691,629
264,674	New America High Income Fund, Inc. (The)	2,302,664
216,645	Nuveen Credit Opportunities 2022 Target Term Fund(a)	2,066,793
312,301	Nuveen Floating Rate Income Opportunity Fund	3,379,097
104,188	Nuveen High Income 2020 Target Term Fund	1,022,084
198,575	Nuveen High Income December 2018 Target Term Fund	1,951,992
436,000	Nuveen High Income November 2021 Target Term Fund	4,155,080
197,980	Nuveen NASDAQ 100 Dynamic Overwrite Fund(a)	5,000,975
373,525	Nuveen Senior Income Fund(a)	2,461,530
98,463	Nuveen Short Duration Credit Opportunities Fund	1,664,025
419,193	PIMCO Corporate & Income Opportunity Fund(a)	7,302,342
660,131	PIMCO High Income Fund(a)	5,182,028
94,637	Pioneer Diversified High Income Trust	1,419,555

Number of Shares		Value
	Closed-End Funds (continued)
	Bonds/High Yield (continued)
328,228	Pioneer High Income Trust	$3,118,166
514,627	Prudential Global Short Duration High Yield Fund, Inc.	7,106,999
64,881	Stone Harbor Emerging Markets Total Income Fund	929,096
520,826	Templeton Emerging Markets Income Fund	5,911,375
1,632,615	Voya Prime Rate Trust	8,440,620
783,545	Wells Fargo Income Opportunities Fund	6,323,208
379,047	Wells Fargo Multi-Sector Income Fund	4,912,449
753,896	Western Asset Emerging Markets Debt Fund, Inc.	10,660,089
557,699	Western Asset Global High Income Fund, Inc.	5,275,833
964,846	Western Asset High Income Fund II, Inc.	6,319,741
1,453,884	Western Asset High Income Opportunity Fund, Inc.	7,051,337
253,380	Western Asset High Yield Defined Opportunity Fund, Inc.	3,742,423

		202,322,966

	Domestic Equity—0.4%
138,319	Guggenheim Strategic Opportunities Fund	2,882,568

	Option Income—27.3%
1,168,798	AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	14,913,862
297,198	BlackRock Energy and Resources Trust	4,368,811
426,409	BlackRock Enhanced Capital and Income Fund, Inc.	6,826,808
1,868,560	BlackRock Enhanced Equity Dividend Trust	16,704,926
675,509	BlackRock Enhanced Global Dividend Trust	7,646,762
1,088,462	BlackRock Enhanced International Dividend Trust	6,552,541
62,767	BlackRock Health Sciences Trust	2,197,473
1,064,779	BlackRock Resources & Commodities Strategy Trust	10,157,992
146,686	BlackRock Science & Technology Trust	4,528,197
372,149	Brookfield Real Assets Income Fund, Inc.	8,265,429
231,244	Cohen & Steers Global Income Builder, Inc.	2,178,318
88,051	Columbia Seligman Premium Technology Growth Fund, Inc.	1,865,801
311,812	Eaton Vance Enhanced Equity Income Fund(a)	4,695,889
360,786	Eaton Vance Enhanced Equity Income Fund II(a)	5,956,577
626,059	Eaton Vance Risk-Managed Diversified Equity Income Fund	5,772,264
141,077	Eaton Vance Tax-Managed Buy-Write Income Fund	2,221,963
365,137	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	5,480,706
1,154,001	Eaton Vance Tax-Managed Diversified Equity Income Fund	13,824,932
599,243	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund(a)	6,957,211
2,052,344	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	18,840,518
131,634	First Trust Dynamic Europe Equity Income Fund	2,332,554
197,726	First Trust Enhanced Equity Income Fund	2,957,981

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco CEF Income Composite ETF (PCEF) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Closed-End Funds (continued)
	Option Income (continued)
201,170	GAMCO Natural Resources Gold & Income Trust	$1,299,558
327,192	Guggenheim Enhanced Equity Income Fund	2,728,781
94,896	John Hancock Hedged Equity & Income Fund	1,620,824
191,987	Madison Covered Call & Equity Strategy Fund	1,414,944
280,652	Nuveen Dow 30sm Dynamic Overwrite Fund	5,208,901
799,820	Nuveen S&P 500 Buy-Write Income Fund	11,141,493
88,625	Nuveen S&P 500 Dynamic Overwrite Fund	1,628,927
131,596	Voya Asia Pacific High Dividend Equity Income Fund	1,362,019
181,291	Voya Global Advantage and Premium Opportunity Fund	2,014,143
954,028	Voya Global Equity Dividend and Premium Opportunity Fund	7,040,727
153,496	Voya Infrastructure Industrials and Materials Fund	2,350,024
152,906	Voya Natural Resources Equity Income Fund	938,843

		193,996,699

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $695,780,984)—100.0%	710,411,358

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.8%
5,627,675	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(c)(d) (Cost $5,627,675)	5,627,675

	Total Investments in Securities (Cost $701,408,659)—100.8%	716,039,033
	Other assets less liabilities—(0.8)%	(5,704,557)

	Net Assets—100.0%	$710,334,476

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2018.
(b)	Affiliated company. The Fund’s Adviser and the adviser for Invesco Bond Fund, Invesco High Income 2023 Target Term Fund and Invesco Senior Income Trust are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Bond Fund, Invesco High Income 2023 Target Term Fund and Invesco Senior Income Trust are considered to be affiliated. See Note 4.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Chinese Yuan Dim Sum Bond ETF (DSUM)

April 30, 2018

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Banks	23.9
Sovereign	15.9
Diversified Financial Services	12.5
Real Estate	9.5
Food	7.7
Oil & Gas	4.4
Computers	3.9
Insurance	3.8
Investment Companies	3.8
Engineering & Construction	3.8
Chemicals	3.0
Auto Manufacturers	2.9
Multi-National	1.5
Holding Companies-Diversified	0.8
Machinery-Construction & Mining	0.8
Money Market Fund Plus Other Assets Less Liabilities	1.8

Schedule of Investments

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds—82.3%
		Australia—5.3%
CNH	10,000,000	Australia & New Zealand Banking Group Ltd., EMTN	4.750%	01/30/2025	$1,582,993
CNH	25,000,000	Commonwealth Bank of Australia, EMTN	4.200	10/26/2020	3,951,345

					5,534,338

		China—48.8%
CNH	10,000,000	Bank of China Ltd., EMTN	3.600	07/12/2018	1,580,624
CNH	4,000,000	Bank of China Ltd., EMTN	4.880	04/20/2020	639,676
CNH	8,000,000	Bank of China Ltd., EMTN	4.500	11/22/2020	1,268,268
CNH	10,000,000	China Construction Bank Corp., EMTN	3.250	08/22/2018	1,577,717
CNH	6,000,000	China Development Bank	4.200	01/19/2027	937,166
CNH	7,600,000	China Development Bank, EMTN	3.600	11/13/2018	1,199,718
CNH	25,000,000	CNI Capital Ltd.	4.300	11/11/2019	3,921,673
CNH	15,000,000	Fantasia Holdings Group Co. Ltd.	9.500	05/04/2019	2,447,623
CNH	25,000,000	Fuqing Investment Management Ltd.	4.850	07/21/2018	3,956,504
CNH	5,000,000	Huarui Investment Holding Co. Ltd.	5.250	11/26/2018	795,531
CNH	8,000,000	ICBCIL Finance Co. Ltd.	3.900	06/18/2018	1,265,410
CNH	10,000,000	Industrial & Commercial Bank of China Ltd.	3.650	10/27/2018	1,578,682
CNH	15,000,000	Industrial & Commercial Bank of China Ltd., EMTN	3.200	09/19/2018	2,363,214
CNH	26,000,000	Lenovo Group Ltd.	4.950	06/10/2020	4,126,145
CNH	17,000,000	Longfor Properties Co. Ltd.	6.750	05/28/2018	2,693,450
CNH	25,000,000	Rosy Capital Global Ltd.	5.250	07/30/2018	3,959,282
CNH	20,000,000	Sinochem Offshore Capital Co. Ltd., EMTN	4.400	02/14/2021	3,160,295
CNH	5,000,000	Sinostrong International Ltd.	4.000	05/28/2018	790,996
CNH	25,000,000	Southwest Securities International Securities Ltd.	6.450	05/28/2018	3,963,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Chinese Yuan Dim Sum Bond ETF (DSUM) (continued)

April 30, 2018

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		China (continued)
CNH	25,000,000	Tingyi Cayman Islands Holding Corp.	4.375%	08/06/2018	$3,950,863
CNH	24,550,000	Unican Ltd., EMTN	5.150	07/02/2018	3,893,368
CNH	5,000,000	Vanke Real Estate Hong Kong Co. Ltd., EMTN	4.500	12/04/2018	791,509

					50,861,336

		France—3.8%
CNH	10,000,000	BNP Paribas SA, EMTN	5.000	03/17/2025	1,587,581
CNH	15,000,000	Total Capital SA, EMTN	3.750	09/24/2018	2,368,552

					3,956,133

		Germany—2.1%
CNH	14,000,000	BMW Finance NV, EMTN	4.250	10/18/2020	2,218,846

		Hong Kong—3.8%
CNH	25,000,000	Value Success International Ltd., Series 1, EMTN	4.750	11/04/2018	3,975,056

		New Zealand—3.9%
CNH	11,000,000	Fonterra Co-operative Group Ltd., EMTN	3.600	01/29/2019	1,730,828
CNH	14,890,000	Fonterra Co-operative Group Ltd., Series 14, EMTN	4.000	06/22/2020	2,338,694

					4,069,522

		Singapore—3.8%
CNH	5,000,000	BOC Aviation Ltd., EMTN	4.500	11/20/2018	791,964
CNH	15,000,000	BOC Aviation Ltd., EMTN	4.500	10/17/2020	2,366,364
CNH	5,000,000	BOC Aviation Ltd., Series 10, EMTN	4.200	11/05/2018	791,084

					3,949,412

		South Korea—6.4%
CNH	20,000,000	Korea Development Bank (The), EMTN	4.500	11/10/2020	3,157,133
CNH	7,000,000	Korea Development Bank (The), Series 609, EMTN	4.100	08/24/2018	1,106,007
CNH	15,000,000	Shinhan Bank Co. Ltd., EMTN	4.200	08/06/2018	2,384,057

					6,647,197

		Supranational—1.5%
CNH	10,000,000	Asian Development Bank, EMTN	2.850	10/21/2020	1,538,997

		United Kingdom—2.1%
CNH	14,070,000	BP Capital Markets PLC, EMTN	3.950	10/08/2018	2,222,475

		United States—0.8%
CNH	5,000,000	Caterpillar Financial Services Corp., EMTN	3.550	06/23/2018	790,252

		Total Corporate Bonds (Cost $82,664,367)			85,763,564

		Sovereign Debt Obligations—15.9%
		China—12.1%
CNH	15,000,000	China Government Bond	3.990	06/26/2020	2,380,279
CNH	6,000,000	China Government Bond	2.480	12/01/2020	918,106
CNH	10,000,000	China Government Bond	2.360	08/18/2021	1,507,853
CNH	15,000,000	China Government Bond	3.550	12/12/2021	2,344,855
CNH	6,500,000	China Government Bond	3.100	06/29/2022	995,455
CNH	9,000,000	China Government Bond	3.160	06/27/2023	1,374,032
CNH	5,000,000	China Government Bond	3.380	11/21/2024	769,000
CNH	15,000,000	China Government Bond	3.850	12/12/2026	2,337,707

					12,627,287

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Chinese Yuan Dim Sum Bond ETF (DSUM) (continued)

April 30, 2018

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Sovereign Debt Obligations (continued)
		South Korea—3.8%
CNH	25,000,000	Export-Import Bank of Korea, EMTN	3.600%	06/10/2018	$3,952,521

		Total Sovereign Debt Obligations (Cost $16,487,326)			16,579,808

	Number of Shares
		Money Market Fund—2.7%
	2,843,313	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(b) (Cost $2,843,313)			2,843,313

		Total Investments in Securities (Cost $101,995,006)—100.9%			105,186,685
		Other assets less liabilities—(0.9)%			(930,240)

		Net Assets—100.0%			$104,256,445

Investment Abbreviations:

CNH—Chinese Yuan

EMTN—Euro Medium-Term Note

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Emerging Markets Sovereign Debt ETF (PCY)

April 30, 2018

(Unaudited)

Portfolio Composition
Country Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
South Korea	2.9
Trinidad and Tobago	2.7
Colombia	2.7
Poland	2.7
Chile	2.7
Nigeria	2.6
Croatia	2.6
Philippines	2.6
Paraguay	2.6
Indonesia	2.6
Lithuania	2.6
Peru	2.6
Romania	2.6
Sri Lanka	2.6
Brazil	2.6
El Salvador	2.6
Panama	2.6
Mexico	2.6
Hungary	2.6
Qatar	2.6
Turkey	2.6

Country Breakdown (% of the Fund’s Net Assets) as of April 30, 2018 (continued)
Kazakhstan	2.6
Lebanon	2.6
Argentina	2.6
Egypt	2.6
South Africa	2.6
United Arab Emirates	2.6
Costa Rica	2.6
Saudi Arabia	2.6
Dominican Republic	2.5
Russia	2.5
Bahrain	2.5
Jordan	2.5
Pakistan	2.5
Oman	2.5
Ukraine	2.5
Ecuador	2.4
Slovenia	1.4
Serbia	1.3
Money Market Funds Plus Other Assets Less Liabilities	1.3

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations—98.7%
	Argentina—2.6%
$43,861,000	Argentine Republic Government International Bond(a)	7.125%	07/06/2036	$41,821,463
42,067,000	Argentine Republic Government International Bond	7.625	04/22/2046	40,804,990
45,130,000	Argentine Republic Government International Bond(a)(b)	7.125	06/28/2117	40,210,830

				122,837,283

	Bahrain—2.5%
44,037,000	Bahrain Government International Bond(b)	6.750	09/20/2029	40,714,408
49,600,000	Bahrain Government International Bond(b)	6.000	09/19/2044	40,061,523
44,202,000	Bahrain Government International Bond(b)	7.500	09/20/2047	40,106,199

				120,882,130

	Brazil—2.6%
33,430,000	Brazil Government International Bond	8.250	01/20/2034	41,545,467
44,110,000	Brazil Government International Bond	5.625	01/07/2041	42,037,271
44,225,000	Brazilian Government International Bond	5.625	02/21/2047	41,726,287

				125,309,025

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Emerging Markets Sovereign Debt ETF (PCY) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Chile—2.7%
$43,474,000	Chile Government International Bond	3.125%	01/21/2026	$41,952,410
44,078,000	Chile Government International Bond	3.240	02/06/2028	42,248,763
44,670,000	Chile Government International Bond	3.860	06/21/2047	42,101,475

				126,302,648

	Colombia—2.7%
32,722,000	Colombia Government International Bond	7.375	09/18/2037	41,638,745
37,468,000	Colombia Government International Bond	6.125	01/18/2041	42,432,510
39,659,000	Colombia Government International Bond	5.625	02/26/2044	42,613,596

				126,684,851

	Costa Rica—2.6%
40,843,000	Costa Rica Government International Bond(b)	5.625	04/30/2043	35,422,725
46,554,000	Costa Rica Government International Bond(b)	7.000	04/04/2044	46,612,193
39,400,000	Costa Rica Government International Bond(b)	7.158	03/12/2045	40,046,554

				122,081,472

	Croatia—2.6%
38,763,000	Croatia Government International Bond(b)	6.375	03/24/2021	41,654,332
39,550,000	Croatia Government International Bond(b)	5.500	04/04/2023	42,017,129
38,971,000	Croatia Government International Bond(b)	6.000	01/26/2024	42,546,122

				126,217,583

	Dominican Republic—2.5%
36,975,000	Dominican Republic International Bond(b)	7.450	04/30/2044	40,672,500
39,567,000	Dominican Republic International Bond(b)	6.850	01/27/2045	41,001,304
40,000,000	Dominican Republic International Bond(b)	6.500	02/15/2048	39,815,000

				121,488,804

	Ecuador—2.4%
38,100,000	Ecuador Government International Bond(b)	9.650	12/13/2026	37,671,375
38,300,000	Ecuador Government International Bond(b)	9.625	06/02/2027	37,677,625
39,300,000	Ecuador Government International Bond(b)	8.875	10/23/2027	37,187,625

				112,536,625

	Egypt—2.6%
42,400,000	Egypt Government International Bond(b)	6.875	04/30/2040	40,494,459
37,700,000	Egypt Government International Bond, GMTN(b)	8.500	01/31/2047	40,508,198
41,050,000	Egypt Government International Bond(b)	7.903	02/21/2048	41,718,745

				122,721,402

	El Salvador—2.6%
37,124,000	El Salvador Government International Bond(b)	8.250	04/10/2032	41,097,010
40,010,000	El Salvador Government International Bond(b)	7.650	06/15/2035	41,810,450
40,425,000	El Salvador Government International Bond(b)	7.625	02/01/2041	42,251,806

				125,159,266

	Hungary—2.6%
38,185,500	Hungary Government International Bond	5.750	11/22/2023	41,727,052
38,474,000	Hungary Government International Bond	5.375	03/25/2024	41,435,729
29,037,000	Hungary Government International Bond	7.625	03/29/2041	40,994,872

				124,157,653

	Indonesia—2.6%
29,523,000	Indonesia Government International Bond(b)	8.500	10/12/2035	41,408,576
35,362,000	Indonesia Government International Bond(b)	6.625	02/17/2037	42,214,660
31,547,000	Indonesia Government International Bond(b)	7.750	01/17/2038	42,122,722

				125,745,958

	Jordan—2.5%
41,400,000	Jordan Government International Bond(b)	6.125	01/29/2026	40,645,485
42,700,000	Jordan Government International Bond(b)	5.750	01/31/2027	40,662,057

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Emerging Markets Sovereign Debt ETF (PCY) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Jordan (continued)
$40,000,000	Jordan Government International Bond(b)	7.375%	10/10/2047	$39,095,280

				120,402,822

	Kazakhstan—2.6%
38,955,000	Kazakhstan Government International Bond, EMTN(b)	5.125	07/21/2025	41,607,602
41,375,000	Kazakhstan Government International Bond(b)	4.875	10/14/2044	40,759,133
34,640,000	Kazakhstan Government International Bond, EMTN(b)	6.500	07/21/2045	41,380,944

				123,747,679

	Lebanon—2.6%
45,220,000	Lebanon Government International Bond	6.750	11/29/2027	40,922,653
47,557,000	Lebanon Government International Bond, EMTN	6.650	02/26/2030	41,645,665
45,897,000	Lebanon Government International Bond	7.250	03/23/2037	40,955,729

				123,524,047

	Lithuania—2.6%
57,866,000	Lithuania Government International Bond(b)	6.125	03/09/2021	62,317,631
56,868,000	Lithuania Government International Bond(b)	6.625	02/01/2022	63,365,169

				125,682,800

	Mexico—2.6%
37,855,000	Mexico Government International Bond, GMTN	6.050	01/11/2040	41,744,602
45,769,750	Mexico Government International Bond	4.600	01/23/2046	42,062,400
41,200,000	Mexico Government International Bond, GMTN	5.750	10/12/2110	40,685,000

				124,492,002

	Nigeria—2.6%
39,500,000	Nigeria Government International Bond(b)	7.875	02/16/2032	42,643,015
41,300,000	Nigeria Government International Bond(b)	7.696	02/23/2038	42,539,000
40,700,000	Nigeria Government International Bond, EMTN(b)	7.625	11/28/2047	41,088,685

				126,270,700

	Oman—2.5%
42,600,000	Oman Government International Bond(b)	5.625	01/17/2028	40,765,474
42,300,000	Oman Government International Bond(b)	6.500	03/08/2047	39,109,734
42,700,000	Oman Government International Bond(b)	6.750	01/17/2048	40,304,658

				120,179,866

	Pakistan—2.5%
38,566,000	Pakistan Government International Bond(b)	8.250	04/15/2024	40,230,354
38,584,000	Pakistan Government International Bond(b)	8.250	09/30/2025	40,177,288
42,550,000	Pakistan Government International Bond(b)	6.875	12/05/2027	39,956,195

				120,363,837

	Panama—2.6%
34,528,500	Panama Government International Bond	7.125	01/29/2026	41,391,040
30,199,500	Panama Government International Bond	8.875	09/30/2027	41,297,816
42,642,000	Panama Government International Bond	3.875	03/17/2028	42,002,370

				124,691,226

	Paraguay—2.6%
40,631,000	Paraguay Government International Bond(a)(b)	5.000	04/15/2026	41,301,412
42,000,000	Paraguay Government International Bond(a)(b)	4.700	03/27/2027	41,895,000
39,200,000	Paraguay Government International Bond(b)	6.100	08/11/2044	42,728,000

				125,924,412

	Peru—2.6%
41,342,000	Peruvian Government International Bond	4.125	08/25/2027	42,582,260
28,028,500	Peruvian Government International Bond	8.750	11/21/2033	41,342,038
35,485,000	Peruvian Government International Bond	5.625	11/18/2050	41,659,390

				125,583,688

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Emerging Markets Sovereign Debt ETF (PCY) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Philippines—2.6%
$28,452,000	Philippine Government International Bond	9.500%	02/02/2030	$42,223,308
31,370,000	Philippine Government International Bond	7.750	01/14/2031	42,228,067
33,198,000	Philippine Government International Bond	6.375	10/23/2034	41,730,019

				126,181,394

	Poland—2.7%
42,877,000	Republic of Poland Government International Bond	3.000	03/17/2023	42,226,127
41,341,000	Republic of Poland Government International Bond	4.000	01/22/2024	42,396,560
42,992,000	Republic of Poland Government International Bond	3.250	04/06/2026	41,891,620

				126,514,307

	Qatar—2.6%
35,633,000	Qatar Government International Bond(b)	6.400	01/20/2040	42,199,699
37,607,000	Qatar Government International Bond(b)	5.750	01/20/2042	41,470,141
42,827,000	Qatar Government International Bond(b)	4.625	06/02/2046	40,364,448

				124,034,288

	Romania—2.6%
41,609,000	Romanian Government International Bond, EMTN(b)	4.375	08/22/2023	42,305,119
40,414,000	Romanian Government International Bond, EMTN(b)	4.875	01/22/2024	42,043,169
35,342,000	Romanian Government International Bond, EMTN(b)	6.125	01/22/2044	41,126,778

				125,475,066

	Russia—2.5%
39,600,000	Russian Foreign Bond—Eurobond(b)	4.875	09/16/2023	41,065,200
38,200,000	Russian Foreign Bond—Eurobond(b)	5.625	04/04/2042	40,175,895
36,800,000	Russian Foreign Bond—Eurobond(b)	5.875	09/16/2043	39,964,800

				121,205,895

	Saudi Arabia—2.6%
44,300,000	Saudi Government International Bond, EMTN(b)	3.625	03/04/2028	41,533,066
44,400,000	Saudi Government International Bond, EMTN(b)	4.500	10/26/2046	40,261,476
43,500,000	Saudi Government International Bond, EMTN(b)	4.625	10/04/2047	39,903,420

				121,697,962

	Serbia—1.3%
56,381,000	Serbia International Bond(b)	7.250	09/28/2021	62,368,549

	Slovenia—1.4%
58,379,000	Slovenia Government International Bond(b)	5.250	02/18/2024	64,211,120

	South Africa—2.6%
38,750,000	Republic of South Africa Government International Bond	6.250	03/08/2041	40,524,866
44,320,000	Republic of South Africa Government International Bond	5.375	07/24/2044	41,415,046
46,015,000	Republic of South Africa Government International Bond	5.000	10/12/2046	40,715,636

				122,655,548

	South Korea—2.9%
39,196,000	Korea International Bond	3.875	09/11/2023	40,170,021
44,030,000	Korea International Bond	2.750	01/19/2027	41,380,054
50,498,000	Korea International Bond	4.125	06/10/2044	54,343,423

				135,893,498

	Sri Lanka—2.6%
42,181,000	Sri Lanka Government International Bond(b)	6.125	06/03/2025	41,707,940
40,755,000	Sri Lanka Government International Bond(b)	6.850	11/03/2025	41,727,251
41,230,000	Sri Lanka Government International Bond(b)	6.825	07/18/2026	41,901,967

				125,337,158

	Trinidad and Tobago—2.7%
15,879,000	Trinidad & Tobago Government International Bond(b)	4.375	01/16/2024	16,147,355
109,953,000	Trinidad & Tobago Government International Bond(b)	4.500	08/04/2026	112,701,825

				128,849,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Emerging Markets Sovereign Debt ETF (PCY) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Turkey—2.6%
$36,572,000	Turkey Government International Bond	8.000%	02/14/2034	$42,080,584
39,935,000	Turkey Government International Bond	6.875	03/17/2036	41,128,298
37,921,000	Turkey Government International Bond	7.250	03/05/2038	40,577,063

				123,785,945

	Ukraine—2.5%
40,232,000	Ukraine Government International Bond(b)	7.750	09/01/2025	40,048,944
40,390,000	Ukraine Government International Bond(b)	7.750	09/01/2026	39,941,267
40,475,000	Ukraine Government International Bond(b)	7.750	09/01/2027	39,815,258

				119,805,469

	United Arab Emirates—2.6%
44,900,000	Abu Dhabi Government International Bond(b)	3.125	10/11/2027	41,667,739
44,250,000	Abu Dhabi Government International Bond(b)	4.125	10/11/2047	40,514,459
41,851,000	Emirate of Dubai Government International Bonds, EMTN	5.250	01/30/2043	40,013,741

				122,195,939

	Total Sovereign Debt Obligations (Cost $4,881,306,030)			4,713,199,097

Number of Shares
	Money Market Fund—0.1%
5,941,900	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(c) (Cost $5,941,900)			5,941,900

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $4,887,247,930)—98.8%			4,719,140,997

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.7%
29,882,583	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(c)(d) (Cost $29,882,583)			29,882,583

	Total Investments in Securities (Cost $4,917,130,513)—99.5%			4,749,023,580
	Other assets less liabilities—0.5%			25,936,480

	Net Assets—100.0%			$4,774,960,060

Investment Abbreviations:

EMTN—Euro Medium-Term Note

GMTN—Global Medium-Term Note

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2018.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2018 was $2,954,783,071, which represented 61.88% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)

April 30, 2018

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Oil & Gas	12.9
Healthcare-Services	7.8
Media	5.1
Retail	5.0
REITs	4.9
Airlines	3.9
Telecommunications	3.5
Computers	3.2
Commercial Services	3.1
Chemicals	3.0
Diversified Financial Services	3.0
Home Builders	2.5
Internet	2.4
Electric	2.4
Food	2.4
Pipelines	2.3
Iron/Steel	2.2
Packaging & Containers	2.1
Auto Parts & Equipment	2.0
Insurance	2.0
Lodging	2.0
Entertainment	1.6
Mining	1.4
Semiconductors	1.3
Banks	1.2

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018 (continued)
Healthcare-Products	1.1
Office/Business Equipment	1.1
Building Materials	1.1
Aerospace/Defense	1.1
Engineering & Construction	1.0
Oil & Gas Services	1.0
Software	1.0
Advertising	0.8
Distribution/Wholesale	0.8
Toys/Games/Hobbies	0.7
Electronics	0.7
Apparel	0.6
Food Service	0.6
Household Products/Wares	0.6
Miscellaneous Manufacturing	0.5
Electrical Components & Equipment	0.5
Housewares	0.4
Environmental Control	0.4
Cosmetics/Personal Care	0.3
Home Furnishings	0.3
Leisure Time	0.3
Real Estate	0.3
Money Market Funds Plus Other Assets Less Liabilities	1.6

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.4%
	Advertising—0.8%
$4,059,000	Lamar Media Corp.	5.750%	02/01/2026	$4,211,213
4,003,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.875	03/15/2025	4,118,086

				8,329,299

	Aerospace/Defense—1.1%
7,162,075	TransDigm, Inc.	6.500	07/15/2024	7,300,840
1,745,000	Triumph Group, Inc.	4.875	04/01/2021	1,701,375
1,511,000	Triumph Group, Inc.	7.750	08/15/2025	1,552,553

				10,554,768

	Airlines—3.9%
2,711,000	Allegiant Travel Co.	5.500	07/15/2019	2,751,665
11,129,000	American Airlines Group, Inc.	6.125	06/01/2018	11,156,822

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Fundamental High Yield® Corporate Bond ETF (PHB) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Airlines (continued)
$6,267,000	Delta Air Lines, Inc.	3.625%	03/15/2022	$6,215,952
6,300,000	Delta Air Lines, Inc.	4.375	04/19/2028	6,144,804
12,588,100	United Continental Holdings, Inc.	4.250	10/01/2022	12,276,545

				38,545,788

	Apparel—0.6%
3,583,000	Under Armour, Inc.	3.250	06/15/2026	3,189,159
3,262,000	William Carter Co. (The)	5.250	08/15/2021	3,321,124

				6,510,283

	Auto Parts & Equipment—2.0%
3,864,000	American Axle & Manufacturing, Inc.(a)	6.250	04/01/2025	3,877,331
4,239,000	Dana, Inc.	5.500	12/15/2024	4,334,377
7,242,000	Goodyear Tire & Rubber Co. (The)	5.125	11/15/2023	7,223,895
5,269,000	Tenneco, Inc.	5.000	07/15/2026	4,939,688

				20,375,291

	Banks—1.2%
3,466,000	CIT Group, Inc.	5.000	08/15/2022	3,552,650
3,314,000	CIT Group, Inc.	5.250	03/07/2025	3,392,708
4,852,000	Discover Bank	7.000	04/15/2020	5,159,391

				12,104,749

	Building Materials—1.1%
2,432,000	Griffon Corp.	5.250	03/01/2022	2,440,391
2,231,000	Masco Corp.	3.500	04/01/2021	2,232,026
1,982,000	Owens Corning	4.200	12/15/2022	2,018,130
2,435,000	Owens Corning	3.400	08/15/2026	2,288,381
1,691,000	US Concrete, Inc.	6.375	06/01/2024	1,756,526

				10,735,454

	Chemicals—3.0%
2,343,000	A Schulman, Inc.	6.875	06/01/2023	2,468,936
3,490,000	Blue Cube Spinco, Inc.	9.750	10/15/2023	4,030,950
3,173,000	CF Industries, Inc.	7.125	05/01/2020	3,391,144
3,440,000	CF Industries, Inc.(a)	3.450	06/01/2023	3,280,900
4,247,000	Chemours Co. (The)	6.625	05/15/2023	4,472,622
5,949,000	Huntsman International LLC	4.875	11/15/2020	6,082,852
3,204,000	PolyOne Corp.	5.250	03/15/2023	3,296,115
2,900,000	Valvoline, Inc.	4.375	08/15/2025	2,787,625

				29,811,144

	Commercial Services—3.1%
7,756,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)	5.500	04/01/2023	7,707,525
6,741,000	Nielsen Finance LLC/Nielsen Finance Co.	4.500	10/01/2020	6,766,548
4,493,000	R.R. Donnelley & Sons Co.(a)	7.875	03/15/2021	4,717,650
4,267,000	Service Corp. International	5.375	05/15/2024	4,401,411
6,652,000	United Rentals North America, Inc.	5.750	11/15/2024	6,893,135

				30,486,269

	Computers—3.2%
3,072,000	Diebold Nixdorf, Inc.(a)	8.500	04/15/2024	3,198,720
5,774,000	Leidos Holdings, Inc.	4.450	12/01/2020	5,817,305
5,029,000	NCR Corp.	6.375	12/15/2023	5,217,587
4,575,000	Seagate HDD Cayman	4.250	03/01/2022	4,548,490
4,369,000	Seagate HDD Cayman	4.750	01/01/2025	4,245,053
8,650,000	Western Digital Corp.	4.750	02/15/2026	8,536,469

				31,563,624

	Cosmetics/Personal Care—0.3%
3,526,000	Edgewell Personal Care Co.	4.700	05/24/2022	3,454,070

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Fundamental High Yield® Corporate Bond ETF (PHB) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Distribution/Wholesale—0.8%
$2,883,000	H&E Equipment Services, Inc.	5.625%	09/01/2025	$2,904,622
4,685,000	LKQ Corp.	4.750	05/15/2023	4,668,837

				7,573,459

	Diversified Financial Services—3.0%
1,697,000	Aircastle Ltd.	5.125	03/15/2021	1,747,910
1,637,000	Aircastle Ltd.	5.000	04/01/2023	1,684,063
10,306,000	Ally Financial, Inc.	8.000	03/15/2020	11,130,480
5,272,000	Discover Financial Services	4.100	02/09/2027	5,108,991
4,646,000	Navient Corp., MTN	8.000	03/25/2020	4,959,605
5,007,000	Navient Corp., MTN	6.125	03/25/2024	5,038,294

				29,669,343

	Electric—2.4%
3,688,000	AES Corp.	5.500	03/15/2024	3,798,640
5,010,000	FirstEnergy Corp., Series A	2.850	07/15/2022	4,830,532
4,900,000	FirstEnergy Corp., Series B	3.900	07/15/2027	4,803,556
6,802,000	NRG Energy, Inc.	6.625	01/15/2027	7,031,567
1,819,000	Vistra Energy Corp.	6.750	11/01/2019	1,854,289
1,857,000	Vistra Energy Corp.(b)	8.125	01/30/2026	2,042,700

				24,361,284

	Electrical Components & Equipment—0.5%
2,259,000	WESCO Distribution, Inc.	5.375	12/15/2021	2,301,356
2,350,000	WESCO Distribution, Inc.	5.375	06/15/2024	2,382,313

				4,683,669

	Electronics—0.7%
3,248,000	Jabil, Inc.	4.700	09/15/2022	3,348,363
3,500,000	Jabil, Inc.	3.950	01/12/2028	3,338,020

				6,686,383

	Engineering & Construction—1.0%
6,570,000	AECOM	5.125	03/15/2027	6,329,866
4,091,000	MasTec, Inc.	4.875	03/15/2023	4,082,000

				10,411,866

	Entertainment—1.6%
3,811,000	AMC Entertainment Holdings, Inc.(a)	5.750	06/15/2025	3,710,961
4,150,000	Cinemark USA, Inc.	4.875	06/01/2023	4,118,875
1,904,000	Eldorado Resorts, Inc.	6.000	04/01/2025	1,896,860
1,888,000	GLP Capital LP/GLP Financing II, Inc.	4.875	11/01/2020	1,939,354
1,905,000	GLP Capital LP/GLP Financing II, Inc.	5.375	04/15/2026	1,924,050
2,775,000	Pinnacle Entertainment, Inc.	5.625	05/01/2024	2,913,750

				16,503,850

	Environmental Control—0.4%
3,771,000	Covanta Holding Corp.	5.875	03/01/2024	3,723,863

	Food—2.4%
1,436,925	B&G Foods, Inc.	4.625	06/01/2021	1,423,906
1,494,000	B&G Foods, Inc.(a)	5.250	04/01/2025	1,370,745
3,572,000	Darling Ingredients, Inc.	5.375	01/15/2022	3,647,905
3,939,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	5.875	01/15/2024	4,076,865
3,894,000	Post Holdings, Inc.(b)	5.750	03/01/2027	3,822,156
5,473,000	SUPERVALU, Inc.(a)	7.750	11/15/2022	5,479,841
3,769,000	TreeHouse Foods, Inc.	4.875	03/15/2022	3,759,578

				23,580,996

	Food Service—0.6%
6,380,000	Aramark Services, Inc.	4.750	06/01/2026	6,204,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Fundamental High Yield® Corporate Bond ETF (PHB) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Healthcare-Products—1.1%
$4,025,000	Becton Dickinson & Co.	2.894%	06/06/2022	$3,897,656
4,200,000	Becton Dickinson & Co.	3.700	06/06/2027	3,985,961
3,310,000	Teleflex, Inc.	4.625	11/15/2027	3,173,462

				11,057,079

	Healthcare-Services—7.8%
2,892,000	Acadia Healthcare Co., Inc.	5.625	02/15/2023	2,936,248
7,392,000	Centene Corp.	6.125	02/15/2024	7,761,600
7,400,000	CHS/Community Health Systems, Inc.	6.250	03/31/2023	6,789,500
8,018,000	DaVita, Inc.	5.125	07/15/2024	7,782,471
3,825,000	Encompass Health Corp.	5.750	11/01/2024	3,906,281
4,397,000	Envision Healthcare Corp.	5.625	07/15/2022	4,429,977
6,213,000	HCA, Inc.	6.500	02/15/2020	6,508,118
6,455,000	HCA, Inc.	5.375	02/01/2025	6,438,862
3,748,000	Kindred Healthcare, Inc.	8.000	01/15/2020	4,033,785
2,332,000	LifePoint Health, Inc.	5.500	12/01/2021	2,346,575
2,178,000	LifePoint Health, Inc.(a)	5.375	05/01/2024	2,082,713
3,600,000	Magellan Health, Inc.	4.400	09/22/2024	3,542,856
5,558,000	Molina Healthcare, Inc.	5.375	11/15/2022	5,585,790
3,773,000	Tenet Healthcare Corp.	6.000	10/01/2020	3,908,073
4,274,000	Tenet Healthcare Corp.(b)	5.125	05/01/2025	4,172,493
5,735,000	WellCare Health Plans, Inc.	5.250	04/01/2025	5,778,586

				78,003,928

	Home Builders—2.5%
2,371,000	Beazer Homes USA, Inc.	5.875	10/15/2027	2,181,320
1,300,000	Century Communities, Inc.	5.875	07/15/2025	1,239,875
2,497,000	KB Home	7.000	12/15/2021	2,662,426
2,649,000	Lennar Corp.	4.500	11/15/2019	2,688,735
2,635,000	Lennar Corp.(b)	4.750	11/29/2027	2,496,662
2,469,500	PulteGroup, Inc.	4.250	03/01/2021	2,488,268
2,332,000	PulteGroup, Inc.	5.500	03/01/2026	2,378,523
1,998,000	Toll Brothers Finance Corp.	5.875	02/15/2022	2,120,377
2,022,000	Toll Brothers Finance Corp.	4.375	04/15/2023	2,029,583
1,266,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	4.375	06/15/2019	1,273,913
1,398,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875	06/15/2024	1,424,213
1,950,000	William Lyon Homes, Inc.	5.875	01/31/2025	1,904,273

				24,888,168

	Home Furnishings—0.3%
3,182,000	Tempur Sealy International, Inc.	5.500	06/15/2026	3,022,900

	Household Products/Wares—0.6%
5,898,000	Spectrum Brands, Inc.	5.750	07/15/2025	5,921,887

	Housewares—0.4%
3,647,000	Scotts Miracle-Gro Co. (The)	6.000	10/15/2023	3,833,106

	Insurance—2.0%
5,153,000	CNO Financial Group, Inc.	5.250	05/30/2025	5,217,413
4,807,000	Genworth Holdings, Inc.(a)	7.625	09/24/2021	4,542,615
5,834,000	Genworth Holdings, Inc.	4.800	02/15/2024	4,638,030
2,760,000	MGIC Investment Corp.	5.750	08/15/2023	2,835,900
2,790,000	Radian Group, Inc.	4.500	10/01/2024	2,678,400

				19,912,358

	Internet—2.4%
2,563,000	Expedia Group, Inc.	5.950	08/15/2020	2,705,016
2,712,000	Expedia Group, Inc.	3.800	02/15/2028	2,478,669
2,311,000	NetFlix, Inc.	5.375	02/01/2021	2,397,663
2,628,000	NetFlix, Inc.(a)	4.375	11/15/2026	2,469,505
7,863,000	Symantec Corp.	4.200	09/15/2020	7,972,858

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Fundamental High Yield® Corporate Bond ETF (PHB) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Internet (continued)
$3,112,000	VeriSign, Inc.	4.625%	05/01/2023	$3,135,340
3,123,000	Zayo Group LLC/Zayo Capital, Inc.	6.375	05/15/2025	3,244,641

				24,403,692

	Iron/Steel—2.2%
3,685,000	AK Steel Corp.	7.500	07/15/2023	3,887,675
1,654,000	Allegheny Technologies, Inc.	5.950	01/15/2021	1,687,080
1,557,000	Allegheny Technologies, Inc.	7.875	08/15/2023	1,692,926
4,789,000	Cleveland-Cliffs, Inc.(b)	5.750	03/01/2025	4,636,375
2,488,000	Steel Dynamics, Inc.	5.125	10/01/2021	2,538,506
2,547,000	Steel Dynamics, Inc.	5.500	10/01/2024	2,623,410
2,630,000	U.S. Steel Corp.	6.875	08/15/2025	2,695,750
2,479,000	United States Steel Corp.(a)	7.375	04/01/2020	2,636,169

				22,397,891

	Leisure Time—0.3%
2,820,000	Vista Outdoor, Inc.(a)	5.875	10/01/2023	2,643,750

	Lodging—2.0%
3,103,000	Boyd Gaming Corp.	6.375	04/01/2026	3,256,505
3,255,000	Choice Hotels International, Inc.	5.750	07/01/2022	3,454,369
5,569,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.625	04/01/2025	5,414,739
3,502,000	MGM Resorts International	6.000	03/15/2023	3,672,722
4,127,000	MGM Resorts International	4.625	09/01/2026	3,925,809

				19,724,144

	Media—5.1%
3,877,000	AMC Networks, Inc.	5.000	04/01/2024	3,799,460
5,960,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.464	07/23/2022	6,082,017
5,974,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/2025	6,078,921
6,947,000	Clear Channel Worldwide Holdings, Inc., Series B	6.500	11/15/2022	7,146,726
3,940,000	DISH DBS Corp.	6.750	06/01/2021	3,930,150
4,041,000	DISH DBS Corp.	7.750	07/01/2026	3,689,938
2,239,000	LIN Television Corp.	5.875	11/15/2022	2,311,767
2,165,000	McClatchy Co. (The)(a)	9.000	12/15/2022	2,278,663
3,046,000	Meredith Corp.(b)	6.875	02/01/2026	3,087,730
3,639,050	Sinclair Television Group, Inc.	6.125	10/01/2022	3,757,319
3,694,000	TEGNA, Inc.	6.375	10/15/2023	3,827,907
4,507,000	Tribune Media Co.	5.875	07/15/2022	4,585,873

				50,576,471

	Mining—1.4%
5,483,000	Freeport-McMoRan, Inc.	3.550	03/01/2022	5,304,802
5,384,000	Freeport-McMoRan, Inc.(a)	4.550	11/14/2024	5,222,480
1,751,000	Hecla Mining Co.	6.875	05/01/2021	1,779,454
1,932,000	Kaiser Aluminum Corp.	5.875	05/15/2024	1,994,790

				14,301,526

	Miscellaneous Manufacturing—0.5%
5,064,000	Trinity Industries, Inc.	4.550	10/01/2024	4,956,814

	Office/Business Equipment—1.1%
5,852,000	CDW LLC/CDW Finance Corp.	5.000	09/01/2025	5,859,022
2,597,000	Pitney Bowes, Inc.	3.625	10/01/2021	2,500,911
2,759,000	Pitney Bowes, Inc.(a)	4.625	03/15/2024	2,538,280

				10,898,213

	Oil & Gas—12.9%
4,750,000	Anadarko Petroleum Corp.	4.850	03/15/2021	4,923,636
4,500,000	Anadarko Petroleum Corp.(a)	5.550	03/15/2026	4,858,353
4,648,000	Antero Resources Corp.	5.625	06/01/2023	4,770,010
1,249,000	Callon Petroleum Co.	6.125	10/01/2024	1,280,225

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Fundamental High Yield® Corporate Bond ETF (PHB) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Oil & Gas (continued)
$1,453,000	Carrizo Oil & Gas, Inc.(a)	6.250%	04/15/2023	$1,496,590
4,988,000	Concho Resources, Inc.	4.375	01/15/2025	5,048,978
5,961,000	Continental Resources, Inc.	3.800	06/01/2024	5,834,329
3,400,000	Devon Energy Corp.	3.250	05/15/2022	3,360,999
3,025,000	Devon Energy Corp.	5.850	12/15/2025	3,372,948
5,356,000	Diamond Offshore Drilling, Inc.(a)	7.875	08/15/2025	5,516,680
2,174,000	Diamondback Energy, Inc.	4.750	11/01/2024	2,170,630
3,069,000	Energen Corp.	4.625	09/01/2021	3,053,655
1,916,000	Gulfport Energy Corp.	6.000	10/15/2024	1,829,780
9,025,000	Hess Corp.	4.300	04/01/2027	8,789,520
1,630,000	Laredo Petroleum, Inc.	5.625	01/15/2022	1,654,450
4,780,000	Marathon Oil Corp.	2.800	11/01/2022	4,579,702
4,560,000	Marathon Oil Corp.	4.400	07/15/2027	4,604,511
846,000	Matador Resources Co.	6.875	04/15/2023	886,185
3,226,000	Murphy Oil Corp.(a)	4.450	12/01/2022	3,157,447
3,213,000	Murphy Oil Corp.	5.750	08/15/2025	3,213,000
5,595,000	Murphy Oil USA, Inc.	6.000	08/15/2023	5,797,819
2,530,000	Nabors Industries, Inc.(a)	5.500	01/15/2023	2,490,709
2,500,000	Nabors Industries, Inc.(a)(b)	5.750	02/01/2025	2,371,875
1,115,000	Newfield Exploration Co.	5.750	01/30/2022	1,176,325
1,319,000	Newfield Exploration Co.	5.625	07/01/2024	1,404,735
5,978,000	PBF Holding Co. LLC/PBF Finance Corp.	7.250	06/15/2025	6,217,120
2,440,000	PDC Energy, Inc.	6.125	09/15/2024	2,513,200
1,749,000	QEP Resources, Inc.	6.875	03/01/2021	1,888,920
1,989,000	QEP Resources, Inc.	5.250	05/01/2023	1,949,220
2,016,000	Range Resources Corp.	5.000	03/15/2023	1,949,472
2,088,000	Range Resources Corp.(a)	4.875	05/15/2025	1,943,145
2,036,000	Rowan Cos., Inc.	4.875	06/01/2022	1,893,480
1,871,000	Rowan Cos., Inc.	7.375	06/15/2025	1,819,547
984,000	RSP Permian, Inc.	6.625	10/01/2022	1,028,280
1,115,000	RSP Permian, Inc.	5.250	01/15/2025	1,156,812
1,878,000	SM Energy Co.(a)	6.125	11/15/2022	1,906,170
1,925,000	SM Energy Co.(a)	6.750	09/15/2026	1,968,312
1,691,000	Southwestern Energy Co.(a)	4.100	03/15/2022	1,652,953
1,663,000	Southwestern Energy Co.	6.700	01/23/2025	1,638,055
880,000	SRC Energy, Inc.(b)	6.250	12/01/2025	893,200
2,132,000	Unit Corp.	6.625	05/15/2021	2,142,660
3,969,000	Whiting Petroleum Corp.(b)	6.625	01/15/2026	4,073,186
1,935,000	WPX Energy, Inc.	6.000	01/15/2022	2,026,913
1,953,000	WPX Energy, Inc.	5.250	09/15/2024	1,977,413

				128,281,149

	Oil & Gas Services—1.0%
2,558,000	Forum Energy Technologies, Inc.	6.250	10/01/2021	2,558,000
4,238,000	Oceaneering International, Inc.	4.650	11/15/2024	4,068,157
3,296,000	SESI LLC(b)	7.750	09/15/2024	3,419,600

				10,045,757

	Packaging & Containers—2.1%
2,847,000	Ball Corp.	4.375	12/15/2020	2,903,940
3,072,000	Ball Corp.	4.000	11/15/2023	3,022,080
4,832,000	Berry Global, Inc.	5.125	07/15/2023	4,880,320
3,168,000	Crown Americas LLC/Crown Americas Capital Corp. IV	4.500	01/15/2023	3,124,440
3,279,000	Crown Americas LLC/Crown Americas Capital Corp. VI(b)	4.750	02/01/2026	3,172,433
3,789,000	Graphic Packaging International LLC	4.750	04/15/2021	3,845,835

				20,949,048

	Pipelines—2.3%
3,413,000	Cheniere Corpus Christi Holdings LLC	5.875	03/31/2025	3,531,465
2,827,000	SemGroup Corp./Rose Rock Finance Corp.	5.625	07/15/2022	2,749,258

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Fundamental High Yield® Corporate Bond ETF (PHB) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Pipelines (continued)
$6,002,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.250%	11/15/2023	$5,686,895
5,564,000	Williams Cos., Inc. (The)	3.700	01/15/2023	5,409,321
5,576,000	Williams Cos., Inc. (The)	4.550	06/24/2024	5,582,970

				22,959,909

	Real Estate—0.3%
2,632,000	Kennedy-Wilson, Inc.	5.875	04/01/2024	2,605,680

	REITs—4.9%
4,910,000	CBL & Associates LP(a)	5.950	12/15/2026	3,943,734
2,309,000	CyrusOne LP/CyrusOne Finance Corp.	5.000	03/15/2024	2,320,545
5,409,000	Equinix, Inc.	5.375	05/15/2027	5,517,180
3,403,000	FelCor Lodging LP	6.000	06/01/2025	3,496,582
4,100,000	GEO Group, Inc. (The)	6.000	04/15/2026	4,060,230
7,388,000	Iron Mountain, Inc.	5.750	08/15/2024	7,311,165
2,063,000	iStar, Inc.	4.625	09/15/2020	2,060,421
3,202,000	MPT Operating Partnership LP/MPT Finance Corp.	5.000	10/15/2027	3,041,900
3,700,000	RHP Hotel Properties LP/RHP Finance Corp.	5.000	04/15/2023	3,727,750
2,145,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/2021	2,194,603
4,218,000	SBA Communications Corp.	4.875	09/01/2024	4,065,098
3,498,000	Starwood Property Trust, Inc.	5.000	12/15/2021	3,548,616
3,608,000	Starwood Property Trust, Inc.(b)	4.750	03/15/2025	3,481,720

				48,769,544

	Retail—5.0%
3,952,000	Asbury Automotive Group, Inc.	6.000	12/15/2024	3,961,880
7,407,000	Gap, Inc. (The)(a)	5.950	04/12/2021	7,801,664
4,436,000	Group 1 Automotive, Inc.	5.000	06/01/2022	4,470,601
4,788,000	L Brands, Inc.	5.625	02/15/2022	4,991,969
4,452,000	L Brands, Inc.(a)	5.625	10/15/2023	4,646,775
2,916,000	Penske Automotive Group, Inc.	5.750	10/01/2022	2,996,190
2,865,000	Penske Automotive Group, Inc.	5.500	05/15/2026	2,786,212
5,941,000	QVC, Inc.	4.375	03/15/2023	5,914,799
3,979,000	Sally Holdings LLC/Sally Capital, Inc.(a)	5.625	12/01/2025	3,909,367
8,782,000	Yum! Brands, Inc.	3.750	11/01/2021	8,727,113

				50,206,570

	Semiconductors—1.3%
8,966,000	Micron Technology, Inc.	5.500	02/01/2025	9,369,470
2,925,000	Qorvo, Inc.	7.000	12/01/2025	3,191,906

				12,561,376

	Software—1.0%
3,192,000	CDK Global, Inc.	4.875	06/01/2027	3,080,280
3,697,000	Citrix Systems, Inc.	4.500	12/01/2027	3,594,195
3,220,000	Nuance Communications, Inc.	5.625	12/15/2026	3,232,075

				9,906,550

	Telecommunications—3.5%
4,162,000	Anixter, Inc.	5.500	03/01/2023	4,333,682
6,522,000	CenturyLink, Inc., Series S	6.450	06/15/2021	6,697,279
6,318,000	CenturyLink, Inc., Series Y(a)	7.500	04/01/2024	6,460,155
2,056,150	Hughes Satellite Systems Corp.	7.625	06/15/2021	2,212,931
2,262,000	Hughes Satellite Systems Corp.	6.625	08/01/2026	2,250,690
6,318,000	T-Mobile USA, Inc.	4.000	04/15/2022	6,333,795
6,093,000	T-Mobile USA, Inc.	6.500	01/15/2026	6,490,995

				34,779,527

	Toys/Games/Hobbies—0.7%
7,890,000	Mattel, Inc.	2.350	08/15/2021	7,119,147

	Total Corporate Bonds (Cost $1,002,408,963)			980,596,186

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Fundamental High Yield® Corporate Bond ETF (PHB) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
657,047	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(c) (Cost $657,047)	$657,047

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,003,066,010)—98.5%	981,253,233

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—6.9%
68,703,956	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(c)(d) (Cost $68,703,956)	68,703,956

	Total Investments in Securities (Cost $1,071,769,966)—105.4%	1,049,957,189
	Other assets less liabilities—(5.4)%	(53,054,907)

	Net Assets—100.0%	$996,902,282

Investment Abbreviations:

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2018.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2018 was $37,670,130, which represented 3.78% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)

April 30, 2018

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Banks	10.4
Insurance	6.2
Pharmaceuticals	6.0
Retail	5.9
Oil & Gas	5.7
Electric	5.6
REITs	4.5
Diversified Financial Services	4.0
Food	3.0
Aerospace/Defense	2.7
Software	2.7
Telecommunications	2.6
Semiconductors	2.5
Media	2.4
Computers	2.3
Chemicals	2.3
Healthcare-Services	2.2
Transportation	1.9
Electronics	1.7
Agriculture	1.7
Beverages	1.6
Healthcare-Products	1.6
Internet	1.4
Miscellaneous Manufacturing	1.4
Auto Manufacturers	1.4
Biotechnology	1.2
Cosmetics/Personal Care	1.2
Commercial Services	1.1
Oil & Gas Services	1.0
Machinery-Diversified	1.0
Pipelines	0.9

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018 (continued)
Building Materials	0.6
Gas	0.5
Apparel	0.5
Environmental Control	0.5
Iron/Steel	0.5
Housewares	0.4
Advertising	0.4
Leisure Time	0.4
Machinery-Construction & Mining	0.4
Real Estate	0.4
Engineering & Construction	0.3
Textiles	0.3
Hand/Machine Tools	0.3
Lodging	0.3
Forest Products & Paper	0.3
Auto Parts & Equipment	0.3
Savings & Loans	0.3
Packaging & Containers	0.3
Electrical Components & Equipment	0.3
Airlines	0.2
Home Builders	0.2
Mining	0.2
Water	0.2
Office/Business Equipment	0.2
Household Products/Wares	0.2
Toys/Games/Hobbies	0.1
Home Furnishings	0.1
Shipbuilding	0.1
Money Market Fund Plus Other Assets Less Liabilities	1.1

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.9%
	Advertising—0.4%
$100,000	Interpublic Group of Cos., Inc. (The)	3.750%	02/15/2023	$99,160
100,000	Interpublic Group of Cos., Inc. (The)	4.200	04/15/2024	100,730
157,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.625	05/01/2022	157,287

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Advertising (continued)
$100,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.600%	04/15/2026	$95,909

				453,086

	Aerospace/Defense—2.7%
525,000	Boeing Co. (The)	4.875	02/15/2020	545,374
200,000	General Dynamics Corp.	2.250	11/15/2022	191,278
175,000	General Dynamics Corp.	2.625	11/15/2027	160,811
130,000	Harris Corp.	3.832	04/27/2025	129,539
100,000	L3 Technologies, Inc.	4.750	07/15/2020	103,467
100,000	L3 Technologies, Inc.	3.850	12/15/2026	97,857
190,000	Lockheed Martin Corp.	2.500	11/23/2020	187,872
218,000	Lockheed Martin Corp.	3.550	01/15/2026	215,206
202,000	Northrop Grumman Corp.	2.550	10/15/2022	194,844
150,000	Northrop Grumman Corp.	3.250	01/15/2028	140,900
327,000	Raytheon Co.	2.500	12/15/2022	316,991
100,000	Rockwell Collins, Inc.	2.800	03/15/2022	97,189
100,000	Rockwell Collins, Inc.	3.500	03/15/2027	95,153
301,000	United Technologies Corp.	3.100	06/01/2022	297,354
300,000	United Technologies Corp.	2.650	11/01/2026	271,261

				3,045,096

	Agriculture—1.7%
300,000	Altria Group, Inc.	2.850	08/09/2022	292,497
257,000	Altria Group, Inc.	4.000	01/31/2024	260,395
367,000	Archer-Daniels-Midland Co.	2.500	08/11/2026	334,111
135,000	Bunge Ltd. Finance Corp.	8.500	06/15/2019	142,794
200,000	Bunge Ltd. Finance Corp.	3.250	08/15/2026	183,771
323,000	Philip Morris International, Inc.	2.500	11/02/2022	309,843
393,000	Philip Morris International, Inc.	3.250	11/10/2024	381,889

				1,905,300

	Airlines—0.2%
237,000	Southwest Airlines Co.	2.650	11/05/2020	234,170

	Apparel— 0.5%
200,000	NIKE, Inc.	2.375	11/01/2026	182,944
400,000	VF Corp.	3.500	09/01/2021	405,951

				588,895

	Auto Manufacturers—1.4%
300,000	Ford Motor Credit Co. LLC	5.875	08/02/2021	319,461
300,000	Ford Motor Credit Co. LLC	4.134	08/04/2025	293,967
300,000	General Motors Co.	4.875	10/02/2023	309,479
350,000	General Motors Financial Co., Inc.	3.200	07/06/2021	345,927
300,000	PACCAR Financial Corp., MTN	1.300	05/10/2019	296,241

				1,565,075

	Auto Parts & Equipment—0.3%
100,000	BorgWarner, Inc.	3.375	03/15/2025	97,610
200,000	Lear Corp.	5.250	01/15/2025	210,699

				308,309

	Banks—10.4%
503,000	Bank of America Corp., GMTN	3.300	01/11/2023	497,555
540,000	Bank of America Corp., MTN	4.200	08/26/2024	541,408
269,000	Bank of New York Mellon Corp. (The)	3.550	09/23/2021	272,133
239,000	Bank of New York Mellon Corp. (The), MTN	2.200	08/16/2023	224,422
200,000	BB&T Corp., MTN	2.450	01/15/2020	198,291
150,000	Branch Banking & Trust Co.	3.625	09/16/2025	147,825
250,000	Capital One Financial Corp.	2.500	05/12/2020	246,314
250,000	Capital One Financial Corp.	4.200	10/29/2025	244,609

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$454,000	Citigroup, Inc.	4.500%	01/14/2022	$470,762
560,000	Citigroup, Inc.	3.200	10/21/2026	522,536
350,000	Citizens Bank NA, MTN	2.450	12/04/2019	346,621
100,000	Comerica Bank, BKNT	2.500	06/02/2020	98,947
100,000	Discover Bank	4.200	08/08/2023	101,284
250,000	Discover Bank, BKNT	3.100	06/04/2020	248,867
200,000	Fifth Third Bancorp	4.300	01/16/2024	203,578
100,000	Fifth Third Bank, BKNT	2.250	06/14/2021	97,278
100,000	First Horizon National Corp.	3.500	12/15/2020	100,311
250,000	First Republic Bank	2.500	06/06/2022	240,320
350,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	376,846
310,000	Goldman Sachs Group, Inc. (The), GMTN	4.000	03/03/2024	311,664
202,000	Huntington Bancshares, Inc.	3.150	03/14/2021	201,281
575,000	JPMorgan Chase & Co.	4.500	01/24/2022	596,834
610,000	JPMorgan Chase & Co.	2.950	10/01/2026	565,197
200,000	KeyBank NA	3.300	06/01/2025	194,213
125,000	KeyCorp, MTN	5.100	03/24/2021	131,258
100,000	Manufacturers & Traders Trust Co.	2.900	02/06/2025	95,769
200,000	Manufacturers & Traders Trust Co., BKNT	2.300	01/30/2019	199,609
300,000	Morgan Stanley, GMTN	2.750	05/19/2022	291,195
350,000	Morgan Stanley, Series F, GMTN	3.875	04/29/2024	349,867
152,000	Northern Trust Corp.	3.450	11/04/2020	153,952
150,000	Northern Trust Corp.	3.950	10/30/2025	153,402
250,000	PNC Bank NA, BKNT	2.150	04/29/2021	242,658
250,000	PNC Bank NA, BKNT	3.100	10/25/2027	235,810
300,000	Regions Financial Corp.	3.200	02/08/2021	298,672
181,000	State Street Corp.	2.550	08/18/2020	179,658
275,000	State Street Corp.	3.550	08/18/2025	273,797
230,000	SunTrust Bank, BKNT	2.250	01/31/2020	227,161
100,000	SunTrust Bank, BKNT	2.750	05/01/2023	96,269
307,000	U.S. Bancorp, Series V, MTN	2.375	07/22/2026	275,635
250,000	U.S. Bank NA, BKNT	2.125	10/28/2019	247,591
585,000	Wells Fargo & Co., MTN	2.625	07/22/2022	563,300
636,000	Wells Fargo & Co.	3.000	04/22/2026	587,978

				11,652,677

	Beverages—1.6%
350,000	Coca-Cola Co. (The)	1.650	11/01/2018	348,870
300,000	Coca-Cola Co. (The)	2.875	10/27/2025	287,094
125,000	Constellation Brands, Inc.	3.750	05/01/2021	126,528
31,000	Constellation Brands, Inc.	4.250	05/01/2023	31,656
178,000	Dr Pepper Snapple Group, Inc.	3.400	11/15/2025	168,214
100,000	Molson Coors Brewing Co.	2.100	07/15/2021	95,922
100,000	Molson Coors Brewing Co.	3.000	07/15/2026	91,724
300,000	PepsiCo, Inc.	2.750	03/01/2023	294,124
350,000	PepsiCo, Inc.	3.000	10/15/2027	331,604

				1,775,736

	Biotechnology—1.2%
182,000	Amgen, Inc.	3.875	11/15/2021	185,261
200,000	Amgen, Inc.	3.625	05/22/2024	199,573
148,000	Biogen, Inc.	2.900	09/15/2020	147,380
100,000	Biogen, Inc.	4.050	09/15/2025	100,388
115,000	Celgene Corp.	2.875	08/15/2020	114,311
150,000	Celgene Corp.	3.875	08/15/2025	147,405
261,000	Gilead Sciences, Inc.	2.550	09/01/2020	259,108
209,000	Gilead Sciences, Inc.	3.650	03/01/2026	206,913

				1,360,339

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Building Materials—0.6%
$133,000	Fortune Brands Home & Security, Inc.	4.000%	06/15/2025	$133,937
287,000	Johnson Controls International PLC	3.900	02/14/2026	285,687
100,000	Martin Marietta Materials, Inc.	3.500	12/15/2027	93,990
140,000	Masco Corp.	4.375	04/01/2026	141,313

				654,927

	Chemicals—2.3%
100,000	Celanese US Holdings LLC	4.625	11/15/2022	103,250
100,000	Eastman Chemical Co.	3.600	08/15/2022	99,943
100,000	Eastman Chemical Co.	3.800	03/15/2025	100,288
450,000	EI du Pont de Nemours & Co.	2.200	05/01/2020	443,743
250,000	LyondellBasell Industries NV	5.000	04/15/2019	253,654
200,000	LyondellBasell Industries NV	5.750	04/15/2024	217,899
170,000	Monsanto Co.	2.125	07/15/2019	168,520
100,000	Monsanto Co.	3.375	07/15/2024	97,163
100,000	Mosaic Co. (The)	3.250	11/15/2022	96,750
100,000	Mosaic Co. (The)	4.250	11/15/2023	100,315
230,000	PPG Industries, Inc.	3.600	11/15/2020	233,113
100,000	PPG Industries, Inc.	3.750	03/15/2028	99,282
120,000	Praxair, Inc.	4.500	08/15/2019	122,571
95,000	Praxair, Inc.	3.200	01/30/2026	92,426
128,000	Sherwin-Williams Co. (The)	2.250	05/15/2020	125,858
100,000	Sherwin-Williams Co. (The)	3.450	06/01/2027	94,682
159,000	Westlake Chemical Corp.	3.600	08/15/2026	151,127

				2,600,584

	Commercial Services—1.1%
166,000	Automatic Data Processing, Inc.	2.250	09/15/2020	164,229
150,000	Automatic Data Processing, Inc.	3.375	09/15/2025	149,094
100,000	Block Financial LLC	4.125	10/01/2020	101,336
173,000	Ecolab, Inc.	4.350	12/08/2021	179,668
100,000	Ecolab, Inc.	2.700	11/01/2026	92,555
157,000	Equifax, Inc.	3.300	12/15/2022	153,895
100,000	Total System Services, Inc.	3.800	04/01/2021	100,533
50,000	Total System Services, Inc.	4.800	04/01/2026	52,082
125,000	Verisk Analytics, Inc.	4.000	06/15/2025	124,353
100,000	Western Union Co. (The)	3.600	03/15/2022	99,056

				1,216,801

	Computers—2.3%
490,000	Apple, Inc.	2.400	05/03/2023	471,143
560,000	Apple, Inc.	3.250	02/23/2026	546,683
179,000	Hewlett Packard Enterprise Co.	3.600	10/15/2020	180,384
178,000	Hewlett Packard Enterprise Co.	4.900	10/15/2025	183,116
352,000	HP, Inc.	4.650	12/09/2021	366,088
350,000	International Business Machines Corp.	1.625	05/15/2020	341,863
400,000	International Business Machines Corp.	3.625	02/12/2024	401,191
137,000	NetApp, Inc.	3.375	06/15/2021	136,334

				2,626,802

	Cosmetics/Personal Care—1.2%
150,000	Colgate-Palmolive Co., MTN	2.300	05/03/2022	145,914
100,000	Colgate-Palmolive Co., MTN	3.250	03/15/2024	99,877
200,000	Estee Lauder Cos., Inc. (The)	1.800	02/07/2020	196,169
100,000	Estee Lauder Cos., Inc. (The)	3.150	03/15/2027	96,843
376,000	Procter & Gamble Co. (The)	2.150	08/11/2022	362,421
400,000	Procter & Gamble Co. (The)	3.100	08/15/2023	399,976

				1,301,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Diversified Financial Services—4.0%
$300,000	American Express Co.	2.500%	08/01/2022	$288,118
240,000	American Express Credit Corp., MTN	3.300	05/03/2027	229,765
150,000	Ameriprise Financial, Inc.	5.300	03/15/2020	155,801
150,000	Ameriprise Financial, Inc.	4.000	10/15/2023	153,754
320,000	BlackRock, Inc.	3.500	03/18/2024	319,163
177,000	BlackRock, Inc., Series 2	5.000	12/10/2019	183,189
71,000	Cboe Global Markets, Inc.	3.650	01/12/2027	68,624
170,000	Charles Schwab Corp. (The)	4.450	07/22/2020	175,182
150,000	Charles Schwab Corp. (The)	3.200	03/02/2027	143,836
100,000	CME Group, Inc.	3.000	09/15/2022	98,793
150,000	CME Group, Inc.	3.000	03/15/2025	144,914
150,000	E*TRADE Financial Corp.	2.950	08/24/2022	145,496
460,000	GE Capital International Funding Co. Unlimited Co.	2.342	11/15/2020	449,706
500,000	GE Capital International Funding Co. Unlimited Co.	3.373	11/15/2025	477,857
150,000	Intercontinental Exchange, Inc.	2.750	12/01/2020	148,676
150,000	Intercontinental Exchange, Inc.	3.750	12/01/2025	150,342
119,000	Mastercard, Inc.	2.000	11/21/2021	115,482
100,000	Mastercard, Inc.	3.375	04/01/2024	100,238
100,000	Nasdaq, Inc.	5.550	01/15/2020	103,928
100,000	Nasdaq, Inc.	4.250	06/01/2024	100,977
200,000	Raymond James Financial, Inc.	3.625	09/15/2026	193,987
100,000	TD Ameritrade Holding Corp.	2.950	04/01/2022	98,342
97,000	TD Ameritrade Holding Corp.	3.300	04/01/2027	93,779
224,000	Visa, Inc.	2.200	12/14/2020	220,735
180,000	Visa, Inc.	3.150	12/14/2025	175,703

				4,536,387

	Electric—5.6%
200,000	American Electric Power Co., Inc.	3.200	11/13/2027	187,898
200,000	Arizona Public Service Co.	8.750	03/01/2019	209,997
200,000	Avangrid, Inc.	3.150	12/01/2024	192,233
256,000	Consolidated Edison Co. of New York, Inc.	7.125	12/01/2018	262,148
200,000	Consumers Energy Co.	6.700	09/15/2019	211,267
158,000	Dominion Energy, Inc.	2.579	07/01/2020	155,629
140,000	Dominion Energy, Inc.	3.900	10/01/2025	138,659
300,000	DTE Energy Co.	2.850	10/01/2026	273,193
250,000	Duke Energy Corp.	1.800	09/01/2021	237,684
277,000	Duke Energy Corp.	2.650	09/01/2026	251,524
125,000	Entergy Corp.	4.000	07/15/2022	126,759
202,000	Entergy Corp.	2.950	09/01/2026	185,947
205,000	Eversource Energy, Series K	2.750	03/15/2022	199,824
200,000	Exelon Corp.	3.950	06/15/2025	198,850
200,000	Exelon Generation Co. LLC	2.950	01/15/2020	199,363
200,000	Interstate Power & Light Co.	3.250	12/01/2024	195,854
200,000	Nextera Energy Capital Holdings, Inc.	2.800	01/15/2023	193,285
301,000	Nextera Energy Capital Holdings, Inc.	3.550	05/01/2027	289,743
100,000	NSTAR Electric Co.	3.200	05/15/2027	96,325
130,000	Ohio Power Co., Series M	5.375	10/01/2021	138,602
185,000	Pacific Gas & Electric Co.	3.500	10/01/2020	185,496
150,000	Pacific Gas & Electric Co.(a)	3.300	12/01/2027	140,110
301,000	PPL Capital Funding, Inc.	3.400	06/01/2023	296,240
200,000	PSEG Power LLC	3.000	06/15/2021	198,432
150,000	Public Service Electric & Gas Co., MTN	2.375	05/15/2023	143,402
126,000	Sempra Energy	2.400	03/15/2020	124,374
150,000	Sempra Energy	3.250	06/15/2027	140,917
157,000	Southern California Edison Co.	3.875	06/01/2021	160,060
124,000	Southern California Edison Co., Series C	3.500	10/01/2023	124,280
235,000	Southern Co. (The)	2.350	07/01/2021	228,531
202,000	Southern Co. (The)	3.250	07/01/2026	190,134

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Electric (continued)
$254,000	WEC Energy Group, Inc.	3.550%	06/15/2025	$249,902
118,000	Xcel Energy, Inc.	4.700	05/15/2020	121,036
100,000	Xcel Energy, Inc.	3.300	06/01/2025	97,170

				6,344,868

	Electrical Components & Equipment—0.3%
100,000	Emerson Electric Co.	2.625	02/15/2023	96,756
200,000	Emerson Electric Co.	3.150	06/01/2025	195,980

				292,736

	Electronics—1.7%
100,000	Agilent Technologies, Inc.	5.000	07/15/2020	104,026
100,000	Agilent Technologies, Inc.	3.875	07/15/2023	100,692
150,000	Amphenol Corp.	2.550	01/30/2019	149,854
250,000	Arrow Electronics, Inc.	3.875	01/12/2028	235,845
200,000	Avnet, Inc.	4.625	04/15/2026	197,741
100,000	Flex Ltd.	5.000	02/15/2023	103,893
150,000	Flex Ltd.	4.750	06/15/2025	154,418
100,000	Fortive Corp.	2.350	06/15/2021	97,023
100,000	Fortive Corp.	3.150	06/15/2026	94,425
195,000	Honeywell International, Inc.	1.850	11/01/2021	187,588
200,000	Honeywell International, Inc.	2.500	11/01/2026	183,332
100,000	Keysight Technologies, Inc.	4.600	04/06/2027	101,134
100,000	Tech Data Corp.	3.700	02/15/2022	98,534
111,000	Tech Data Corp.	4.950	02/15/2027	108,653

				1,917,158

	Engineering & Construction—0.3%
100,000	Fluor Corp.	3.375	09/15/2021	99,949
300,000	Fluor Corp.	3.500	12/15/2024	297,134

				397,083

	Environmental Control—0.5%
100,000	Republic Services, Inc.	3.550	06/01/2022	100,167
200,000	Republic Services, Inc.	2.900	07/01/2026	186,252
100,000	Waste Management, Inc.	4.750	06/30/2020	103,625
200,000	Waste Management, Inc.	3.150	11/15/2027	188,143

				578,187

	Food—3.0%
100,000	Campbell Soup Co.	3.650	03/15/2023	99,415
100,000	Campbell Soup Co.	4.150	03/15/2028	97,449
197,000	Conagra Brands, Inc.	3.200	01/25/2023	193,565
200,000	General Mills, Inc.	3.150	12/15/2021	198,442
200,000	General Mills, Inc.	3.200	02/10/2027	185,298
221,000	Hershey Co. (The)	2.300	08/15/2026	198,787
100,000	JM Smucker Co. (The)	3.500	10/15/2021	100,681
100,000	JM Smucker Co. (The)	3.500	03/15/2025	97,332
143,000	Kellogg Co.	4.000	12/15/2020	146,104
155,000	Kellogg Co.	3.250	04/01/2026	146,642
206,000	Kraft Heinz Foods Co.	3.500	06/06/2022	205,600
220,000	Kraft Heinz Foods Co.	3.950	07/15/2025	217,059
200,000	Kroger Co. (The)	6.150	01/15/2020	210,523
200,000	Kroger Co. (The)	2.650	10/15/2026	177,353
100,000	McCormick & Co., Inc.	2.700	08/15/2022	96,387
100,000	McCormick & Co., Inc.	3.400	08/15/2027	94,797
100,000	Mondelez International, Inc.	5.375	02/10/2020	103,749
200,000	Mondelez International, Inc.	4.000	02/01/2024	203,164
155,000	Sysco Corp.	2.600	10/01/2020	153,330
170,000	Sysco Corp.	3.300	07/15/2026	162,782

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Food (continued)
$147,000	Tyson Foods, Inc.	2.650%	08/15/2019	$146,408
100,000	Tyson Foods, Inc.	3.950	08/15/2024	99,925

				3,334,792

	Forest Products & Paper—0.3%
100,000	International Paper Co.	4.750	02/15/2022	104,108
267,000	International Paper Co.	3.000	02/15/2027	242,597

				346,705

	Gas—0.5%
200,000	Atmos Energy Corp.	3.000	06/15/2027	190,307
100,000	CenterPoint Energy Resources Corp.	4.500	01/15/2021	102,703
100,000	National Fuel Gas Co.	3.750	03/01/2023	98,987
100,000	NiSource, Inc.	2.650	11/17/2022	96,207
125,000	NiSource, Inc.	3.490	05/15/2027	120,014

				608,218

	Hand/Machine Tools—0.3%
400,000	Stanley Black & Decker, Inc.	2.900	11/01/2022	391,506

	Healthcare-Products—1.6%
100,000	Abbott Laboratories	2.900	11/30/2021	98,691
300,000	Abbott Laboratories	3.750	11/30/2026	296,363
250,000	Baxter International, Inc.	2.600	08/15/2026	225,685
100,000	Boston Scientific Corp.	6.000	01/15/2020	104,463
100,000	Boston Scientific Corp.	4.000	03/01/2028	99,192
25,000	Danaher Corp.	2.400	09/15/2020	24,725
100,000	Danaher Corp.	3.350	09/15/2025	99,220
150,000	Edwards Lifesciences Corp.	2.875	10/15/2018	150,218
100,000	Stryker Corp.	2.625	03/15/2021	98,723
150,000	Stryker Corp.	3.500	03/15/2026	147,810
126,000	Thermo Fisher Scientific, Inc.	4.500	03/01/2021	130,390
100,000	Thermo Fisher Scientific, Inc.	4.150	02/01/2024	101,996
79,000	Zimmer Biomet Holdings, Inc.	2.700	04/01/2020	78,285
100,000	Zimmer Biomet Holdings, Inc.	3.550	04/01/2025	96,471

				1,752,232

	Healthcare-Services—2.2%
199,000	Aetna, Inc.	2.800	06/15/2023	190,211
235,000	Anthem, Inc.	3.125	05/15/2022	230,039
200,000	Anthem, Inc.	3.500	08/15/2024	194,708
150,000	Cigna Corp.	4.000	02/15/2022	152,332
153,000	Cigna Corp.	3.250	04/15/2025	144,754
200,000	Coventry Health Care, Inc.	5.450	06/15/2021	211,067
150,000	Humana, Inc.	3.150	12/01/2022	148,034
153,000	Humana, Inc.	3.950	03/15/2027	151,261
100,000	Laboratory Corp. of America Holdings	4.625	11/15/2020	103,189
100,000	Laboratory Corp. of America Holdings	3.600	02/01/2025	97,600
50,000	Quest Diagnostics, Inc.	4.700	04/01/2021	51,852
100,000	Quest Diagnostics, Inc.	3.500	03/30/2025	97,547
332,000	UnitedHealth Group, Inc.	2.700	07/15/2020	330,629
350,000	UnitedHealth Group, Inc.	3.100	03/15/2026	334,446

				2,437,669

	Home Builders—0.2%
100,000	Dr Horton, Inc.	4.000	02/15/2020	101,388
100,000	NVR, Inc.	3.950	09/15/2022	101,071

				202,459

	Home Furnishings—0.1%
100,000	Leggett & Platt, Inc.	3.500	11/15/2027	95,079

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Household Products/Wares—0.2%
$74,000	Clorox Co. (The)	3.050%	09/15/2022	$73,063
100,000	Clorox Co. (The)	3.500	12/15/2024	99,919

				172,982

	Housewares—0.4%
200,000	Newell Brands, Inc.	3.150	04/01/2021	198,001
91,000	Newell Brands, Inc.	3.850	04/01/2023	90,381
100,000	Newell Brands, Inc.	4.200	04/01/2026	98,290
100,000	Tupperware Brands Corp.	4.750	06/01/2021	102,303

				488,975

	Insurance—6.2%
400,000	Aflac, Inc.	3.625	06/15/2023	403,804
355,000	Allstate Corp. (The)	3.150	06/15/2023	350,352
300,000	American International Group, Inc.	4.875	06/01/2022	314,360
300,000	American International Group, Inc.	3.900	04/01/2026	293,818
525,000	Berkshire Hathaway, Inc.	2.750	03/15/2023	512,027
511,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	492,841
350,000	Brighthouse Financial, Inc.(a)	3.700	06/22/2027	317,504
100,000	Brown & Brown, Inc.	4.200	09/15/2024	101,087
200,000	Chubb INA Holdings, Inc.	2.300	11/03/2020	196,444
200,000	Chubb INA Holdings, Inc.	3.350	05/03/2026	194,827
350,000	Hartford Financial Services Group, Inc. (The)	5.125	04/15/2022	371,223
350,000	Lincoln National Corp.	3.800	03/01/2028	341,019
265,000	Loews Corp.	2.625	05/15/2023	254,241
130,000	Marsh & McLennan Cos., Inc.	4.800	07/15/2021	135,381
114,000	Marsh & McLennan Cos., Inc.	3.750	03/14/2026	112,623
355,000	MetLife, Inc.	4.750	02/08/2021	369,346
350,000	MetLife, Inc.	3.600	04/10/2024	350,429
200,000	Old Republic International Corp.	3.875	08/26/2026	193,669
143,000	Progressive Corp. (The)	3.750	08/23/2021	145,568
132,000	Progressive Corp. (The)	2.450	01/15/2027	119,536
350,000	Prudential Financial, Inc., MTN	3.500	05/15/2024	349,300
300,000	Prudential Financial, Inc., Series D, MTN	7.375	06/15/2019	314,758
382,000	Travelers Cos., Inc. (The)	3.900	11/01/2020	388,783
316,000	Voya Financial, Inc.	3.650	06/15/2026	302,419

				6,925,359

	Internet—1.4%
338,000	Alphabet, Inc.	3.625	05/19/2021	346,168
307,000	Alphabet, Inc.	1.998	08/15/2026	274,824
300,000	Amazon.com, Inc.(a)	1.900	08/21/2020	293,860
250,000	Amazon.com, Inc.(a)	3.150	08/22/2027	240,469
100,000	Booking Holdings, Inc.	2.750	03/15/2023	95,565
100,000	Booking Holdings, Inc.	3.600	06/01/2026	97,105
141,000	eBay, Inc.	2.600	07/15/2022	135,909
100,000	eBay, Inc.	3.600	06/05/2027	95,026

				1,578,926

	Iron/Steel—0.5%
400,000	Nucor Corp.	4.125	09/15/2022	412,472
100,000	Reliance Steel & Aluminum Co.	4.500	04/15/2023	102,807

				515,279

	Leisure Time—0.4%
300,000	Carnival Corp.	3.950	10/15/2020	306,170
150,000	Royal Caribbean Cruises Ltd.	3.700	03/15/2028	141,785

				447,955

	Lodging—0.3%
100,000	Marriott International, Inc.	2.300	01/15/2022	95,884

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Lodging (continued)
$100,000	Marriott International, Inc., Series R	3.125%	06/15/2026	$93,255
200,000	Wyndham Worldwide Corp.	4.250	03/01/2022	196,661

				385,800

	Machinery-Construction & Mining—0.4%
167,000	Caterpillar, Inc.	3.900	05/27/2021	170,694
247,000	Caterpillar, Inc.	3.400	05/15/2024	245,458

				416,152

	Machinery-Diversified—1.0%
227,000	Cummins, Inc.	3.650	10/01/2023	229,588
189,000	Deere & Co.	2.600	06/08/2022	183,899
100,000	Flowserve Corp.	3.500	09/15/2022	97,417
100,000	John Deere Capital Corp., MTN	2.650	06/10/2026	92,811
100,000	Roper Technologies, Inc.	6.250	09/01/2019	104,206
100,000	Roper Technologies, Inc.	3.800	12/15/2026	98,265
100,000	Wabtec Corp.	3.450	11/15/2026	93,482
100,000	Xylem, Inc.	4.875	10/01/2021	104,760
100,000	Xylem, Inc.	3.250	11/01/2026	95,465

				1,099,893

	Media—2.4%
153,000	21st Century Fox America, Inc.	3.000	09/15/2022	150,307
150,000	21st Century Fox America, Inc.	3.700	10/15/2025	149,464
151,000	CBS Corp.	3.375	03/01/2022	149,741
124,000	CBS Corp.	4.000	01/15/2026	121,727
347,000	Comcast Corp.	3.150	03/01/2026	330,770
20,000	Discovery Communications LLC(a)	2.800	06/15/2020	19,779
100,000	Discovery Communications LLC	2.950	03/20/2023	96,095
100,000	Discovery Communications LLC	3.950	03/20/2028	95,178
325,000	NBCUniversal Media LLC	5.150	04/30/2020	338,624
327,000	Time Warner, Inc.	4.875	03/15/2020	337,903
183,000	Time Warner, Inc.	3.800	02/15/2027	177,410
120,000	Viacom, Inc.	5.625	09/15/2019	123,545
109,000	Viacom, Inc.	4.250	09/01/2023	109,727
289,000	Walt Disney Co. (The), GMTN	2.350	12/01/2022	278,743
250,000	Walt Disney Co. (The), MTN	2.950	06/15/2027	239,128

				2,718,141

	Mining—0.2%
200,000	Newmont Mining Corp.	3.500	03/15/2022	199,219

	Miscellaneous Manufacturing—1.4%
200,000	3M Co., GMTN	2.000	06/26/2022	193,221
247,000	3M Co., MTN	2.250	09/19/2026	223,179
150,000	Carlisle Cos., Inc.	3.750	12/01/2027	143,545
100,000	Eaton Corp.	2.750	11/02/2022	96,973
200,000	Eaton Corp.	3.103	09/15/2027	186,110
140,000	Illinois Tool Works, Inc.	6.250	04/01/2019	144,641
154,000	Illinois Tool Works, Inc.	2.650	11/15/2026	142,537
200,000	Ingersoll-Rand Luxembourg Finance SA	3.550	11/01/2024	197,761
250,000	Parker-Hannifin Corp.	3.250	03/01/2027	241,453

				1,569,420

	Office/Business Equipment—0.2%
183,000	Xerox Corp.	4.500	05/15/2021	187,092

	Oil & Gas—5.7%
265,000	Andeavor	4.750	12/15/2023	277,137
250,000	Apache Corp.	3.250	04/15/2022	246,969
487,000	Chevron Corp.	2.355	12/05/2022	470,754
500,000	Chevron Corp.	2.954	05/16/2026	478,642

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Oil & Gas (continued)
$86,000	Cimarex Energy Co.	4.375%	06/01/2024	$87,727
350,000	ConocoPhillips Co.	2.400	12/15/2022	334,647
250,000	ConocoPhillips Co.	4.950	03/15/2026	270,142
100,000	EOG Resources, Inc.	2.625	03/15/2023	95,670
100,000	EOG Resources, Inc.	4.150	01/15/2026	102,373
100,000	Equities Corp.	4.875	11/15/2021	103,735
100,000	Equities Corp.	3.900	10/01/2027	95,426
600,000	Exxon Mobil Corp.	2.222	03/01/2021	590,565
610,000	Exxon Mobil Corp.	3.043	03/01/2026	591,017
100,000	Helmerich & Payne International Drilling Co.	4.650	03/15/2025	103,406
295,000	HollyFrontier Corp.	5.875	04/01/2026	316,005
181,000	Marathon Petroleum Corp.	5.125	03/01/2021	189,398
189,000	Marathon Petroleum Corp.	3.625	09/15/2024	185,934
100,000	Noble Energy, Inc.	4.150	12/15/2021	101,743
100,000	Noble Energy, Inc.	3.900	11/15/2024	99,680
225,000	Occidental Petroleum Corp.	2.700	02/15/2023	218,914
200,000	Occidental Petroleum Corp.	3.400	04/15/2026	196,030
150,000	Patterson-UTI Energy, Inc.(a)	3.950	02/01/2028	142,588
500,000	Phillips 66	3.900	03/15/2028	492,638
105,000	Pioneer Natural Resources Co.	3.950	07/15/2022	106,626
110,000	Pioneer Natural Resources Co.	4.450	01/15/2026	113,798
201,000	Valero Energy Corp.	6.125	02/01/2020	211,213
235,000	Valero Energy Corp.	3.400	09/15/2026	225,076

				6,447,853

	Oil & Gas Services—1.0%
155,000	Halliburton Co.	3.250	11/15/2021	155,076
167,000	Halliburton Co.	3.800	11/15/2025	166,131
309,000	National Oilwell Varco, Inc.	2.600	12/01/2022	294,794
500,000	Schlumberger Investment SA	3.650	12/01/2023	504,098

				1,120,099

	Packaging & Containers—0.3%
100,000	Packaging Corp. of America	2.450	12/15/2020	98,046
104,000	Packaging Corp. of America	4.500	11/01/2023	107,093
100,000	WestRock Co.(a)	3.375	09/15/2027	94,224

				299,363

	Pharmaceuticals—6.0%
255,000	AbbVie, Inc.	2.500	05/14/2020	252,096
287,000	AbbVie, Inc.	3.600	05/14/2025	278,138
161,000	Allergan Funding SCS	3.000	03/12/2020	159,982
150,000	Allergan Funding SCS	3.800	03/15/2025	144,371
200,000	AmerisourceBergen Corp.	3.500	11/15/2021	200,583
200,000	AmerisourceBergen Corp.	3.450	12/15/2027	187,250
253,000	Bristol-Myers Squibb Co.	2.000	08/01/2022	241,877
250,000	Bristol-Myers Squibb Co.	3.250	02/27/2027	241,793
215,000	Cardinal Health, Inc.	2.616	06/15/2022	206,139
200,000	Cardinal Health, Inc.	3.410	06/15/2027	186,293
300,000	CVS Health Corp.	3.700	03/09/2023	298,705
300,000	CVS Health Corp.	4.300	03/25/2028	297,335
200,000	Eli Lilly & Co.	2.350	05/15/2022	194,001
200,000	Eli Lilly & Co.	2.750	06/01/2025	191,355
243,000	Express Scripts Holding Co.	4.750	11/15/2021	251,869
275,000	Express Scripts Holding Co.	3.400	03/01/2027	253,522
421,000	Johnson & Johnson	2.250	03/03/2022	409,991
423,000	Johnson & Johnson	2.450	03/01/2026	393,776
260,000	McKesson Corp.	2.284	03/15/2019	259,159
300,000	McKesson Corp.	3.796	03/15/2024	298,273
340,000	Merck & Co., Inc.	2.750	02/10/2025	325,442

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Pharmaceuticals (continued)
$300,000	Merck Sharp & Dohme Corp.	5.000%	06/30/2019	$308,340
121,000	Mylan NV	3.150	06/15/2021	118,869
100,000	Mylan NV	3.950	06/15/2026	95,172
350,000	Pfizer, Inc.	2.100	05/15/2019	348,443
400,000	Pfizer, Inc.	3.000	12/15/2026	383,549
100,000	Zoetis, Inc.	3.250	02/01/2023	98,690
100,000	Zoetis, Inc.	3.000	09/12/2027	92,472

				6,717,485

	Pipelines—0.9%
100,000	Enable Midstream Partners LP	4.400	03/15/2027	97,073
233,000	Kinder Morgan, Inc.	3.050	12/01/2019	232,341
182,000	Kinder Morgan, Inc.	4.300	06/01/2025	182,211
100,000	ONEOK, Inc.	4.250	02/01/2022	101,930
100,000	ONEOK, Inc.	4.000	07/13/2027	97,366
163,000	Williams Partners LP	3.600	03/15/2022	161,519
134,000	Williams Partners LP	4.300	03/04/2024	134,696

				1,007,136

	Real Estate—0.4%
200,000	CBRE Services, Inc.	4.875	03/01/2026	207,890
200,000	Prologis LP	4.250	08/15/2023	206,200

				414,090

	REITs—4.5%
100,000	Alexandria Real Estate Equities, Inc.	4.600	04/01/2022	103,459
100,000	Alexandria Real Estate Equities, Inc.	3.900	06/15/2023	100,280
100,000	American Homes 4 Rent LP	4.250	02/15/2028	96,330
100,000	American Tower Corp.	3.500	01/31/2023	98,748
125,000	American Tower Corp.	3.375	10/15/2026	116,226
200,000	AvalonBay Communities, Inc., GMTN	3.450	06/01/2025	194,899
100,000	Boston Properties LP	4.125	05/15/2021	102,096
100,000	Boston Properties LP	3.650	02/01/2026	96,637
100,000	Brixmor Operating Partnership LP	3.875	08/15/2022	99,774
75,000	Brixmor Operating Partnership LP	3.850	02/01/2025	72,870
105,000	Crown Castle International Corp.	5.250	01/15/2023	110,884
100,000	Crown Castle International Corp.	3.650	09/01/2027	93,919
100,000	Digital Realty Trust LP	3.950	07/01/2022	100,908
100,000	Digital Realty Trust LP	3.700	08/15/2027	95,196
100,000	ERP Operating LP	4.625	12/15/2021	103,931
100,000	ERP Operating LP	2.850	11/01/2026	92,704
150,000	Essex Portfolio LP	3.500	04/01/2025	145,419
100,000	HCP, Inc.	5.375	02/01/2021	104,519
91,000	HCP, Inc.	3.875	08/15/2024	89,021
100,000	Healthcare Trust of America Holdings LP	3.750	07/01/2027	94,844
123,000	Hospitality Properties Trust	5.000	08/15/2022	126,902
200,000	Host Hotels & Resorts LP, Series E	4.000	06/15/2025	194,852
105,000	Kimco Realty Corp.	3.400	11/01/2022	103,769
100,000	Kimco Realty Corp.	3.300	02/01/2025	94,640
50,000	Lifestorage LP	3.500	07/01/2026	46,644
100,000	Mid-America Apartments LP	3.600	06/01/2027	95,285
100,000	Omega Healthcare Investors, Inc.	5.250	01/15/2026	100,424
100,000	Public Storage	2.370	09/15/2022	95,841
100,000	Public Storage	3.094	09/15/2027	94,391
111,000	Realty Income Corp.	4.650	08/01/2023	114,984
112,000	Regency Centers LP	3.600	02/01/2027	106,247
150,000	Senior Housing Properties Trust	4.750	02/15/2028	145,448
135,000	Simon Property Group LP	4.375	03/01/2021	138,903
165,000	Simon Property Group LP	3.375	10/01/2024	160,687
200,000	SL Green Operating Partnership LP	3.250	10/15/2022	193,973

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	REITs (continued)
$100,000	Ventas Realty LP	3.500%	02/01/2025	$96,261
125,000	Ventas Realty LP/Ventas Capital Corp.	4.750	06/01/2021	129,325
200,000	VEREIT Operating Partnership LP	4.875	06/01/2026	198,945
125,000	Washington Prime Group LP	5.950	08/15/2024	117,510
135,000	Welltower, Inc.	4.125	04/01/2019	136,144
150,000	Welltower, Inc.	4.000	06/01/2025	147,405
100,000	Weyerhaeuser Co.	7.375	10/01/2019	105,989
100,000	Weyerhaeuser Co.	4.625	09/15/2023	104,150
100,000	WP Carey, Inc.	4.600	04/01/2024	101,128

				5,062,511

	Retail—5.9%
100,000	AutoZone, Inc.	4.000	11/15/2020	102,009
100,000	AutoZone, Inc.	3.125	07/15/2023	97,479
246,000	Best Buy Co., Inc.	5.500	03/15/2021	258,661
250,000	Costco Wholesale Corp.	1.700	12/15/2019	246,149
250,000	Costco Wholesale Corp.	3.000	05/18/2027	238,243
200,000	Darden Restaurants, Inc.	3.850	05/01/2027	194,892
182,000	Dollar General Corp.	3.250	04/15/2023	179,033
108,000	Dollar General Corp.	3.875	04/15/2027	105,804
319,000	Home Depot, Inc. (The)	2.625	06/01/2022	312,599
300,000	Home Depot, Inc. (The)	3.000	04/01/2026	287,102
250,000	Kohl’s Corp.	4.250	07/17/2025	249,366
132,000	Lowe’s Cos., Inc.	3.750	04/15/2021	134,689
187,000	Lowe’s Cos., Inc.	2.500	04/15/2026	171,371
146,000	Macy’s Retail Holdings, Inc.	2.875	02/15/2023	136,829
200,000	Macy’s Retail Holdings, Inc.	3.625	06/01/2024	191,799
250,000	McDonald’s Corp., MTN	2.625	01/15/2022	245,694
250,000	McDonald’s Corp., MTN	3.700	01/30/2026	249,944
204,000	Nordstrom, Inc.	4.000	10/15/2021	206,645
100,000	O’reilly Automotive, Inc.	3.600	09/01/2027	95,166
100,000	O’Reilly Automotive, Inc.	4.875	01/14/2021	103,753
200,000	Starbucks Corp.	2.100	02/04/2021	195,393
150,000	Starbucks Corp.	3.850	10/01/2023	153,826
200,000	Tapestry, Inc.	4.250	04/01/2025	196,929
244,000	Target Corp.	2.900	01/15/2022	243,183
300,000	Target Corp.	2.500	04/15/2026	274,420
118,000	TJX Cos., Inc. (The)	2.750	06/15/2021	117,336
170,000	TJX Cos., Inc. (The)	2.250	09/15/2026	151,764
238,000	Walgreens Boots Alliance, Inc.	2.700	11/18/2019	237,263
213,000	Walgreens Boots Alliance, Inc.	3.800	11/18/2024	210,230
575,000	Walmart, Inc.	2.550	04/11/2023	558,953
541,000	Walmart, Inc.	2.650	12/15/2024	518,855

				6,665,379

	Savings & Loans—0.3%
300,000	People’s United Financial, Inc.	3.650	12/06/2022	300,600

	Semiconductors—2.5%
200,000	Analog Devices, Inc.	3.900	12/15/2025	199,324
100,000	Applied Materials, Inc.	4.300	06/15/2021	103,424
100,000	Applied Materials, Inc.	3.300	04/01/2027	96,991
100,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.000	01/15/2022	97,579
121,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875	01/15/2027	115,740
350,000	Intel Corp.	3.300	10/01/2021	353,602
333,000	Intel Corp.	3.700	07/29/2025	336,440
100,000	KLA-Tencor Corp.	4.125	11/01/2021	102,155
137,000	KLA-Tencor Corp.	4.650	11/01/2024	141,792
100,000	Lam Research Corp.	2.800	06/15/2021	98,594
100,000	Lam Research Corp.	3.800	03/15/2025	99,472

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Semiconductors (continued)
$100,000	Maxim Integrated Products, Inc.	3.375%	03/15/2023	$98,539
100,000	Maxim Integrated Products, Inc.	3.450	06/15/2027	96,118
100,000	NVIDIA Corp.	2.200	09/16/2021	97,123
100,000	NVIDIA Corp.	3.200	09/16/2026	95,743
200,000	QUALCOMM, Inc.	2.250	05/20/2020	197,129
250,000	QUALCOMM, Inc.	3.450	05/20/2025	239,674
130,000	Texas Instruments, Inc.	1.650	08/03/2019	128,464
100,000	Texas Instruments, Inc.	2.250	05/01/2023	95,944

				2,793,847

	Shipbuilding—0.1%
100,000	Huntington Ingalls Industries, Inc.(a)	3.483	12/01/2027	94,749

	Software—2.7%
100,000	Activision Blizzard, Inc.	2.300	09/15/2021	96,533
139,000	Activision Blizzard, Inc.	3.400	09/15/2026	132,956
100,000	Adobe Systems, Inc.	4.750	02/01/2020	103,299
100,000	Adobe Systems, Inc.	3.250	02/01/2025	98,503
200,000	Autodesk, Inc.	3.500	06/15/2027	189,005
90,000	Broadridge Financial Solutions, Inc.	3.400	06/27/2026	85,530
150,000	CA, Inc.	5.375	12/01/2019	155,406
135,000	Electronic Arts, Inc.	3.700	03/01/2021	136,524
100,000	Fidelity National Information Services, Inc.	3.625	10/15/2020	101,075
100,000	Fidelity National Information Services, Inc.	3.000	08/15/2026	91,959
100,000	Fiserv, Inc.	2.700	06/01/2020	99,200
50,000	Fiserv, Inc.	3.850	06/01/2025	49,980
406,000	Microsoft Corp.	1.550	08/08/2021	389,308
450,000	Microsoft Corp.	3.300	02/06/2027	441,691
289,000	Oracle Corp.	1.900	09/15/2021	279,061
297,000	Oracle Corp.	2.650	07/15/2026	274,923
69,000	Salesforce.Com, Inc.	3.250	04/11/2023	68,486
69,000	Salesforce.Com, Inc.	3.700	04/11/2028	68,421
85,000	VMware, Inc.	2.950	08/21/2022	81,771
100,000	VMware, Inc.	3.900	08/21/2027	94,501

				3,038,132

	Telecommunications—2.6%
520,000	AT&T, Inc.	2.450	06/30/2020	513,848
557,000	AT&T, Inc.	3.400	05/15/2025	531,268
296,000	Cisco Systems, Inc.	4.450	01/15/2020	304,539
321,000	Cisco Systems, Inc.	2.500	09/20/2026	297,511
200,000	Juniper Networks, Inc.	4.500	03/15/2024	203,556
120,000	Motorola Solutions, Inc.	3.750	05/15/2022	119,456
100,000	Motorola Solutions, Inc.	4.000	09/01/2024	98,584
425,000	Verizon Communications, Inc.	2.946	03/15/2022	417,491
433,000	Verizon Communications, Inc.	5.150	09/15/2023	466,154

				2,952,407

	Textiles—0.3%
200,000	Cintas Corp. No. 2	2.900	04/01/2022	196,359
100,000	Cintas Corp. No. 2	3.700	04/01/2027	98,399
100,000	Mohawk Industries, Inc.	3.850	02/01/2023	101,263

				396,021

	Toys/Games/Hobbies—0.1%
150,000	Hasbro, Inc.	3.500	09/15/2027	138,490

	Transportation—1.9%
179,000	CH Robinson Worldwide, Inc.	4.200	04/15/2028	177,297
160,000	CSX Corp.	3.700	10/30/2020	162,345
167,000	CSX Corp.	3.250	06/01/2027	158,259

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Transportation (continued)
$200,000	FedEx Corp.	8.000%	01/15/2019	$207,294
150,000	FedEx Corp.	4.000	01/15/2024	153,755
100,000	Kirby Corp.	4.200	03/01/2028	98,595
200,000	Norfolk Southern Corp.	3.000	04/01/2022	197,996
200,000	Norfolk Southern Corp.	2.900	06/15/2026	188,174
254,000	Union Pacific Corp.	4.163	07/15/2022	262,860
200,000	Union Pacific Corp.	2.750	03/01/2026	188,303
200,000	United Parcel Service, Inc.	3.125	01/15/2021	201,154
200,000	United Parcel Service, Inc.	2.400	11/15/2026	181,933

				2,177,965

	Water—0.2%
200,000	American Water Capital Corp.	3.400	03/01/2025	198,325

	Total Corporate Bonds (Cost $113,903,903)			111,053,721

Number of Shares
	Money Market Fund—0.2%
223,468	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(b) (Cost $223,468)			223,468

	Total Investments in Securities (Cost $114,127,371)—99.1%			111,277,189
	Other assets less liabilities—0.9%			1,066,033

	Net Assets—100.0%			$112,343,222

Investment Abbreviations:

BKNT—Bank Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2018 was $1,343,283, which represented 1.20% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco Global Short Term High Yield Bond ETF (PGHY)

April 30, 2018

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Banks	17.6
Sovereign	10.8
Oil & Gas	6.5
Diversified Financial Services	6.0
Telecommunications	4.4
Home Builders	3.5
Media	3.5
Real Estate	2.9
Healthcare-Services	2.4
Retail	2.3
Airlines	2.3
Chemicals	2.2
Commercial Services	2.2
Iron/Steel	2.2
Mining	2.1
Engineering & Construction	2.0
Pipelines	2.0
Electric	1.7
Computers	1.6
Food	1.3
Auto Manufacturers	1.2
Entertainment	1.1
Lodging	1.0
Packaging & Containers	0.9
Insurance	0.9
Oil & Gas Services	0.8
Auto Parts & Equipment	0.8
Pharmaceuticals	0.7
Building Materials	0.7

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018 (continued)
Miscellaneous Manufacturing	0.6
REITs	0.6
Healthcare-Products	0.5
Internet	0.5
Transportation	0.5
Machinery-Diversified	0.4
Electronics	0.4
Aerospace/Defense	0.4
Coal	0.4
Household Products/Wares	0.4
Semiconductors	0.4
Metal Fabricate/Hardware	0.4
Investment Companies	0.4
Office/Business Equipment	0.3
Toys/Games/Hobbies	0.3
Cosmetics/Personal Care	0.3
Multi-National	0.3
Textiles	0.3
Apparel	0.3
Forest Products & Paper	0.2
Leisure Time	0.2
Private Equity	0.2
Environmental Control	0.2
Gas	0.2
Trucking & Leasing	0.2
Software	0.2
Machinery-Construction & Mining	0.1
Housewares	0.1
Money Market Fund Plus Other Assets Less Liabilities	3.1

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—86.1%
	Argentina—0.6%
$400,000	Banco Hipotecario SA(a)	9.750%	11/30/2020	$440,736
800,000	YPF SA(a)	8.875	12/19/2018	825,000

				1,265,736

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco Global Short Term High Yield Bond ETF (PGHY) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Australia—0.7%
$500,000	Ausdrill Finance Pty Ltd.(a)	6.875%	11/01/2019	$506,250
669	Emeco Pty Ltd., Series B	9.250	03/31/2022	717
457,000	Nufarm Australia Ltd.(a)	6.375	10/15/2019	465,569
500,000	Virgin Australia Holdings Ltd.(a)	8.500	11/15/2019	512,475

				1,485,011

	Bahrain—0.4%
600,000	Batelco International Finance No.1 Ltd., EMTN	4.250	05/01/2020	586,500
400,000	BBK BSC	3.500	03/24/2020	387,316

				973,816

	Bermuda—0.2%
400,000	Teekay Corp.	8.500	01/15/2020	415,000

	Brazil—7.1%
400,000	B3 SA—Brasil Bolsa Balcao(a)	5.500	07/16/2020	414,800
700,000	Banco Bradesco SA(a)	6.750	09/29/2019	734,667
500,000	Banco Bradesco SA(a)	5.900	01/16/2021	515,775
500,000	Banco BTG Pactual SA(a)	4.000	01/16/2020	491,250
450,000	Banco Daycoval SA(a)	5.750	03/19/2019	457,036
700,000	Banco do Brasil SA(a)	6.000	01/22/2020	731,381
500,000	Banco do Brasil SA(a)	5.375	01/15/2021	512,950
550,000	Banco do Nordeste do Brasil SA(a)	4.375	05/03/2019	552,860
500,000	Banco Nacional de Desenvolvimento Economico e Social(a)	4.000	04/14/2019	503,930
670,000	Banco Nacional de Desenvolvimento Economico e Social(a)	6.500	06/10/2019	695,621
500,000	Banco Nacional de Desenvolvimento Economico e Social(a)	5.500	07/12/2020	518,245
200,000	Banco Pan SA(a)	8.500	04/23/2020	212,002
500,000	Banco Safra SA(a)	6.750	01/27/2021	530,815
900,000	Banco Votorantim SA(a)	7.375	01/21/2020	946,184
500,000	Braskem Finance Ltd.(a)	7.000	05/07/2020	531,400
500,000	Caixa Economica Federal, EMTN(a)	4.500	10/03/2018	503,340
500,000	Caixa Economica Federal(a)	4.250	05/13/2019	504,870
500,000	Centrais Eletricas Brasileiras SA(a)	6.875	07/30/2019	517,850
900,000	CSN Islands XI Corp.(a)	6.875	09/21/2019	905,625
500,000	CSN Resources SA(a)	6.500	07/21/2020	488,750
500,000	Itau Unibanco Holding SA, EMTN(a)	2.850	05/26/2018	500,175
500,000	Itau Unibanco Holding SA, EMTN(a)	6.200	04/15/2020	521,127
500,000	Itau Unibanco Holding SA, EMTN(a)	5.750	01/22/2021	519,375
500,000	JBS Investments GmbH(a)	7.750	10/28/2020	510,005
700,000	Marfrig Holdings Europe BV(a)	6.875	06/24/2019	712,250
600,000	Petrobras Global Finance BV	8.375	12/10/2018	619,500
700,000	Petrobras Global Finance BV	5.750	01/20/2020	734,125
300,000	Petrobras Global Finance BV	4.875	03/17/2020	310,128

				15,696,036

	Canada—1.0%
500,000	Bombardier, Inc.(a)	7.750	03/15/2020	535,625
500,000	Calfrac Holdings LP(a)	7.500	12/01/2020	496,250
500,000	Canbriam Energy, Inc.(a)	9.750	11/15/2019	510,000
278,000	Encana Corp.	6.500	05/15/2019	287,583
485,000	NCSG Crane & Heavy Haul Services, Inc.(a)	9.500	08/15/2019	264,325

				2,093,783

	Chile—0.2%
400,000	Latam Airlines Group SA(a)	7.250	06/09/2020	419,000

	China—7.2%
500,000	Central China Real Estate Ltd.	8.750	01/23/2021	521,481
200,000	China Evergrande Group	7.000	03/23/2020	200,564
400,000	China South City Holdings Ltd.	5.750	03/09/2020	380,184
400,000	China South City Holdings Ltd.	7.250	01/25/2021	380,882

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco Global Short Term High Yield Bond ETF (PGHY) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	China (continued)
$500,000	Dr Peng Holding Hongkong Ltd.	5.050%	06/01/2020	$482,478
400,000	Fortune Star Bvi Ltd.	5.375	12/05/2020	393,432
600,000	Greenland Global Investment Ltd.	4.375	07/03/2019	596,739
400,000	Greenland Global Investment Ltd., EMTN	3.500	09/06/2019	392,974
500,000	Greenland Global Investment Ltd., EMTN	4.850	08/17/2020	484,860
900,000	Hanrui Overseas Investment Co. Ltd.	4.900	06/28/2019	881,991
400,000	Huachen Energy Co. Ltd.	6.625	05/18/2020	364,800
500,000	Huai An Traffic Holding Co. Ltd.	4.950	10/25/2019	488,713
400,000	Huayi Finance I Ltd.	4.000	12/02/2019	395,572
500,000	Jiangsu Nantong Sanjian International Co. Ltd.	7.800	10/26/2020	499,954
500,000	Oceanwide Holdings International 2017 Co. Ltd.	7.750	07/27/2020	473,638
250,000	Oriental Capital Co. Ltd.	5.150	11/22/2019	248,021
600,000	Prime Bloom Holdings Ltd.	7.500	12/19/2019	578,918
800,000	Qinghai Provincial Investment Group Co. Ltd.	7.250	02/22/2020	795,844
400,000	Rock International Investment, Inc.	6.625	03/27/2020	356,965
400,000	Shandong Energy Australia Pty Ltd.	4.550	07/26/2020	388,460
500,000	Shanxi Road & Bridge Construction Group Co. Ltd.	4.850	11/04/2019	496,146
500,000	Times China Holdings Ltd.	6.250	01/17/2021	489,187
200,000	Top Wise Excellence Enterprise Co. Ltd.	6.000	03/16/2020	197,957
400,000	Tunghsu Venus Holdings Ltd.	7.000	06/12/2020	326,094
200,000	Wanda Properties Overseas Ltd.	4.875	11/21/2018	199,562
800,000	West China Cement Ltd.	6.500	09/11/2019	816,442
500,000	Xiangyu Investment BVI Co Ltd.	4.750	07/14/2019	489,370
400,000	Xin Jiang Guang Hui Industry Investment Group Co. Ltd.	7.875	03/30/2020	389,510
200,000	Xinhu BVI Holding Co. Ltd.	6.000	03/01/2020	183,020
400,000	Xuzhou Economic Technology Development Zone International Investment Co. Ltd.	4.500	06/16/2019	391,219
400,000	Yango Justice International Ltd.	7.500	11/16/2020	373,780
1,000,000	Zhiyuan Group BVI Co. Ltd.	6.200	01/11/2019	1,002,484
200,000	Zhongrong International Bond 2015 Ltd.	6.000	06/15/2018	199,996
600,000	Zhongrong International Bond 2016 Ltd.	6.950	06/21/2019	604,477
600,000	Zhongrong International Resources Co. Ltd.	7.250	10/26/2020	520,351

				15,986,065

	Colombia—0.7%
600,000	Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd.(a)	8.375	05/10/2020	613,500
700,000	Banco GNB Sudameris SA(a)	3.875	05/02/2018	700,000
300,000	Bancolombia SA	6.125	07/26/2020	316,500

				1,630,000

	Costa Rica—0.6%
800,000	Banco de Costa Rica(a)	5.250	08/12/2018	804,400
500,000	Banco Nacional de Costa Rica(a)	4.875	11/01/2018	501,250

				1,305,650

	Croatia—0.1%
400,000	Agrokor D.D.(a)(b)	8.875	02/01/2020	117,000

	Finland—0.2%
500,000	Nokia OYJ	5.375	05/15/2019	511,900

	Germany—0.3%
550,000	ZF North America Capital, Inc.(a)	4.000	04/29/2020	556,188

	Guatemala—0.2%
500,000	Agromercantil Senior Trust(a)	6.250	04/10/2019	509,250

	Hong Kong—0.4%
800,000	Studio City Co Ltd.(a)	5.875	11/30/2019	814,960

	India—2.3%
400,000	ABJA Investment Co. Pte Ltd.	4.850	01/31/2020	404,900
1,000,000	IDBI Bank Ltd./DIFC Dubai, EMTN	3.750	01/25/2019	998,230
500,000	IDBI Bank Ltd./DIFC Dubai, EMTN	5.000	09/25/2019	505,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco Global Short Term High Yield Bond ETF (PGHY) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	India (continued)
$600,000	IDBI Bank Ltd/DIFC Dubai	4.125%	04/23/2020	$599,803
200,000	IDBI Bank Ltd/DIFC Dubai	4.250	11/30/2020	199,720
500,000	JSW Steel Ltd.	4.750	11/12/2019	502,970
400,000	Reliance Communications Ltd.	6.500	11/06/2020	246,000
800,000	Tata Motors Ltd.	4.625	04/30/2020	809,264
200,000	Union Bank of India, EMTN	3.625	10/25/2018	199,854
600,000	Union Bank of India, EMTN	4.500	10/28/2019	605,427

				5,071,978

	Indonesia—1.0%
800,000	Majapahit Holding BV(a)	8.000	08/07/2019	852,000
500,000	Majapahit Holding BV(a)	7.750	01/20/2020	535,650
900,000	Ottawa Holdings Pte Ltd.(a)	5.875	05/16/2018	843,750

				2,231,400

	Ireland—0.2%
490,000	Smurfit Kappa Acquisitions ULC(a)	4.875	09/15/2018	491,348

	Israel—0.4%
500,000	Teva Pharmaceutical Finance IV LLC	2.250	03/18/2020	477,747
500,000	Teva Pharmaceutical Finance Netherlands III BV	1.700	07/19/2019	485,917

				963,664

	Italy—0.6%
850,000	Telecom Italia Capital SA	6.999	06/04/2018	854,862
500,000	Telecom Italia Capital SA	7.175	06/18/2019	520,625

				1,375,487

	Japan—0.2%
500,000	SoftBank Group Corp.(a)	4.500	04/15/2020	514,375

	Jordan—0.1%
300,000	Hikma Pharmaceuticals PLC	4.250	04/10/2020	298,524

	Kazakhstan—0.8%
500,000	Halyk Savings Bank of Kazakhstan JSC(a)	7.250	01/28/2021	544,195
600,000	Kazkommertsbank JSC(a)	8.500	05/11/2018	601,403
500,000	KazMunayGas National Co. JSC, EMTN(a)	9.125	07/02/2018	505,097
200,000	KazMunayGas National Co. JSC(a)	7.000	05/05/2020	214,086

				1,864,781

	Kuwait—0.4%
800,000	Kuwait Energy PLC	9.500	08/04/2019	770,640

	Luxembourg—1.1%
480,000	ArcelorMittal	5.125	06/01/2020	496,800
400,000	Coveris Holdings SA(a)	7.875	11/01/2019	409,120
523,000	Intelsat Jackson Holdings SA	7.250	10/15/2020	513,194
650,000	Intelsat Luxembourg SA(a)	12.500	11/15/2024	399,750
600,000	International Automotive Components Group SA(a)	9.125	06/01/2018	603,150

				2,422,014

	Mexico—0.8%
500,000	BBVA Bancomer SA(a)	7.250	04/22/2020	525,065
800,000	Controladora Mabe SA de CV(a)	7.875	10/28/2019	847,040
500,000	Grupo Idesa SA de CV(a)	7.875	12/18/2020	483,750

				1,855,855

	Mongolia—0.2%
400,000	Trade & Development Bank of Mongolia LLC, EMTN(a)	9.375	05/19/2020	427,986

	Morocco—0.1%
200,000	BMCE Bank	6.250	11/27/2018	203,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco Global Short Term High Yield Bond ETF (PGHY) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Netherlands—0.2%
$400,000	NXP BV/NXP Funding LLC(a)	4.125%	06/15/2020	$403,000

	Nigeria—0.6%
600,000	Guaranty Trust Bank PLC, EMTN(a)	6.000	11/08/2018	607,464
800,000	Zenith Bank PLC, EMTN(a)	6.250	04/22/2019	812,048

				1,419,512

	Paraguay—0.4%
927,000	Banco Regional SAECA(a)	8.125	01/24/2019	962,898

	Philippines—0.2%
450,000	Security Bank Corp.	3.950	02/03/2020	452,628

	Russia—5.6%
200,000	AK BARS Bank Via AK BARS Luxembourg SA	8.000	08/06/2018	200,500
500,000	AK Transneft OJSC Via TransCapitalInvest Ltd.(a)	8.700	08/07/2018	507,090
500,000	Alfa Bank AO Via Alfa Bond Issuance PLC, EMTN	5.000	11/27/2018	502,698
400,000	Alfa Bank AO Via Alfa Bond Issuance PLC(a)	7.500	09/26/2019	411,104
400,000	ALROSA Finance SA(a)	7.750	11/03/2020	431,250
600,000	Bank Otkritie Financial Corp. OJSC Via OFCB Capital PLC(a)(b)	10.000	04/26/2019	141,000
700,000	Bank Otkritie Financial Corp. OJSC Via OFCB Capital PLC	4.500	11/11/2019	696,500
800,000	Bank Otkritie Financial Corp. OJSC Via OFCB Capital PLC(a)(b)	10.000	12/17/2019	36,080
200,000	Credit Europe Bank Ltd. Via CEB Capital SA	8.500	11/15/2019	207,500
600,000	Evraz Group SA(a)	6.500	04/22/2020	611,940
500,000	Evraz Group SA	8.250	01/28/2021	533,150
400,000	Gazprom OAO Via GAZ Capital SA(a)	3.850	02/06/2020	398,349
500,000	Gazprom OAO Via GAZ Capital SA(a)	5.999	01/23/2021	519,247
500,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, EMTN	7.250	05/03/2019	508,125
400,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, EMTN	4.960	09/05/2019	402,136
400,000	Metalloinvest Finance DAC(a)	5.625	04/17/2020	401,768
300,000	Mobile Telesystems OJSC Via MTS International Funding Ltd.(a)	8.625	06/22/2020	324,132
600,000	Nord Gold SE(a)	6.375	05/07/2018	600,854
200,000	Polyus Finance PLC(a)	5.625	04/29/2020	199,930
200,000	Promsvyazbank OJSC Via PSB Finance SA, EMTN(a)	10.200	11/06/2019	43,980
600,000	Promsvyazbank OJSC Via PSB Finance SA, Series 11	5.250	10/19/2019	540,000
500,000	Rosneft Finance SA(a)	7.250	02/02/2020	520,765
800,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)	7.750	05/29/2018	803,200
500,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)	5.100	07/25/2018	500,000
600,000	Sberbank of Russia Via SB Capital SA	5.180	06/28/2019	607,496
400,000	TMK OAO Via TMK Capital SA(a)	6.750	04/03/2020	397,480
600,000	Vnesheconombank Via VEB Finance PLC(a)	4.224	11/21/2018	600,670
400,000	Vnesheconombank Via VEB Finance PLC(a)	6.902	07/09/2020	416,830
200,000	VTB Bank OJSC Via VTB Capital SA(a)	6.551	10/13/2020	209,350

				12,273,124

	Saudi Arabia—0.4%
400,000	Dar Al-Arkan Sukuk Co. Ltd.	5.750	05/24/2018	400,725
400,000	Dar Al-Arkan Sukuk Co. Ltd.	6.500	05/28/2019	406,734

				807,459

	Singapore—0.2%
400,000	STATS ChipPAC Pte Ltd.(a)	8.500	11/24/2020	425,520

	South Africa—0.6%
400,000	AngloGold Ashanti Holdings PLC	5.375	04/15/2020	410,940
500,000	Eskom Holdings SOC Ltd.(a)	5.750	01/26/2021	499,569
400,000	Gold Fields Orogen Holdings BVI Ltd.(a)	4.875	10/07/2020	405,000

				1,315,509

	Sri Lanka—0.5%
500,000	National Savings Bank(a)	8.875	09/18/2018	507,225
600,000	National Savings Bank(a)	5.150	09/10/2019	598,500

				1,105,725

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco Global Short Term High Yield Bond ETF (PGHY) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Supranational—0.3%
$600,000	Eastern and Southern African Trade and Development Bank, EMTN	6.375%	12/06/2018	$607,777

	Trinidad and Tobago—0.6%
520,000	Consolidated Energy Finance SA(a)	6.750	10/15/2019	530,270
800,000	Petroleum Co. of Trinidad & Tobago Ltd.(a)	9.750	08/14/2019	846,000

				1,376,270

	Turkey—4.7%
500,000	Akbank Turk AS, EMTN(a)	4.000	01/24/2020	497,425
200,000	Albaraka Turk Katilim Bankasi AS	6.250	06/30/2019	200,243
500,000	QNB Finansbank AS, EMTN(a)	6.250	04/30/2019	508,888
500,000	TC Ziraat Bankasi AS(a)	4.250	07/03/2019	498,730
800,000	Tupras Turkiye Petrol Rafinerileri AS(a)	4.125	05/02/2018	800,000
400,000	Turkiye Garanti Bankasi AS, EMTN(a)	4.750	10/17/2019	402,786
500,000	Turkiye Halk Bankasi AS(a)	4.750	06/04/2019	491,868
500,000	Turkiye Halk Bankasi AS(a)	3.875	02/05/2020	469,346
500,000	Turkiye Halk Bankasi AS(a)	4.750	02/11/2021	469,520
500,000	Turkiye Is Bankasi AS(a)	3.750	10/10/2018	500,220
600,000	Turkiye Is Bankasi AS(a)	5.500	04/21/2019	606,103
400,000	Turkiye Is Bankasi AS(a)	5.000	04/30/2020	398,744
800,000	Turkiye Sinai Kalkinma Bankasi AS	5.375	10/30/2019	806,908
200,000	Turkiye Sinai Kalkinma Bankasi AS, Series 1	5.125	04/22/2020	199,171
200,000	Turkiye Sise ve Cam Fabrikalari AS(a)	4.250	05/09/2020	199,873
900,000	Turkiye Vakiflar Bankasi TAO, EMTN(a)	5.000	10/31/2018	904,428
700,000	Yapi ve Kredi Bankasi AS(a)	5.250	12/03/2018	706,254
600,000	Yapi ve Kredi Bankasi AS(a)	5.125	10/22/2019	604,940
600,000	Yapi ve Kredi Bankasi AS(a)	4.000	01/22/2020	589,633
600,000	Yasar Holding AS(a)	8.875	05/06/2020	589,076

				10,444,156

	Ukraine—0.0%
8,725	UkrLandFarming PLC(a)(b)	10.875	03/26/2018	1,854

	United Arab Emirates—0.4%
500,000	Alpha Star Holding Ltd.	4.970	04/09/2019	501,931
350,000	DAE Funding LLC(a)	4.000	08/01/2020	348,250

				850,181

	United Kingdom—1.5%
167,000	Avon Products, Inc.	6.600	03/15/2020	169,087
500,000	Fiat DaimlerChrysler Automobiles NV	4.500	04/15/2020	507,650
500,000	Ithaca Energy, Inc.(a)	8.125	07/01/2019	500,625
500,000	Jaguar Land Rover Automotive PLC(a)	4.125	12/15/2018	502,500
500,000	Jaguar Land Rover Automotive PLC(a)	4.250	11/15/2019	505,625
310,000	Jaguar Land Rover Automotive PLC(a)	3.500	03/15/2020	310,636
300,000	Petrofac Ltd.(a)	3.400	10/10/2018	297,750
507,000	Royal Bank of Scotland Group PLC	4.700	07/03/2018	508,030

				3,301,903

	United States—41.6%
400,000	Abe Investment Holdings, Inc./Getty Images, Inc.(a)	7.000	10/15/2020	326,000
407,000	ADT Corp. (The)	5.250	03/15/2020	416,666
450,000	Aleris International, Inc.	7.875	11/01/2020	445,500
450,000	Allegiant Travel Co.	5.500	07/15/2019	456,750
700,000	Ally Financial, Inc.	3.600	05/21/2018	698,460
500,000	Ally Financial, Inc.	4.750	09/10/2018	504,250
500,000	Ally Financial, Inc.	3.250	11/05/2018	500,625
500,000	Ally Financial, Inc.	8.000	12/31/2018	516,250
500,000	Ally Financial, Inc.	3.500	01/27/2019	501,000
500,000	Ally Financial, Inc.	3.750	11/18/2019	502,555
500,000	Ally Financial, Inc.	8.000	03/15/2020	540,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco Global Short Term High Yield Bond ETF (PGHY) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	United States (continued)
$500,000	Ally Financial, Inc.	4.125%	03/30/2020	$503,750
500,000	Ally Financial, Inc.	7.500	09/15/2020	542,500
750,000	American Airlines Group, Inc.	6.125	06/01/2018	751,875
400,000	American Airlines Group, Inc.(a)	5.500	10/01/2019	409,000
400,000	American Airlines Group, Inc.(a)	4.625	03/01/2020	404,500
371,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.500	10/15/2019	382,111
454,000	Anixter, Inc.	5.625	05/01/2019	463,647
420,000	APX Group, Inc.	6.375	12/01/2019	418,425
300,000	APX Group, Inc.	8.750	12/01/2020	296,625
438,000	Arconic, Inc.	6.150	08/15/2020	460,447
400,000	Ashton Woods USA LLC/Ashton Woods Finance Co.(a)	6.875	02/15/2021	401,000
420,000	Atrium Windows & Doors, Inc.(a)	7.750	05/01/2019	420,000
100,000	Avaya, Inc.(a)(c)(d)	0.000	04/01/2019	0
100,000	Avaya, Inc.(a)(c)(d)	0.000	04/01/2019	0
400,000	Ball Corp.	4.375	12/15/2020	408,000
400,000	BI-LO LLC/BI-LO Finance Corp.(a)	9.250	02/15/2019	401,500
568,000	Brinker International, Inc.	2.600	05/15/2018	568,426
257,000	Cablevision Systems Corp.	8.000	04/15/2020	273,062
116,000	Carrizo Oil & Gas, Inc.	7.500	09/15/2020	117,305
400,000	Centene Corp.	5.625	02/15/2021	411,500
462,000	CenturyLink, Inc., Series Q	6.150	09/15/2019	474,705
400,000	CenturyLink, Inc., Series V	5.625	04/01/2020	407,000
600,000	Cenveo Corp.(a)(b)(e)	6.000	08/01/2019	243,000
400,000	CF Industries, Inc.	7.125	05/01/2020	427,500
400,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.579	07/23/2020	401,357
400,000	Chesapeake Energy Corp.	6.625	08/15/2020	412,000
400,000	Chesapeake Energy Corp.	6.125	02/15/2021	405,000
200,000	Choice Hotels International, Inc.	5.700	08/28/2020	206,750
504,000	CHS/Community Health Systems, Inc.	8.000	11/15/2019	461,160
585,000	CHS/Community Health Systems, Inc.	7.125	07/15/2020	465,075
250,000	CIT Group, Inc.	3.875	02/19/2019	251,472
500,000	CIT Group, Inc.	5.375	05/15/2020	517,500
450,000	Citgo Holding, Inc.(a)	10.750	02/15/2020	479,250
600,000	Claire’s Stores, Inc.	9.000	03/15/2019	357,000
800,000	Claire’s Stores, Inc.(a)	9.000	03/15/2019	476,000
500,000	Claire’s Stores, Inc.(a)	9.000	03/15/2019	297,500
400,000	Clean Harbors, Inc.	5.250	08/01/2020	402,000
494,000	Clear Channel Worldwide Holdings, Inc., Series A	7.625	03/15/2020	497,705
400,000	Clear Channel Worldwide Holdings, Inc., Series B	7.625	03/15/2020	402,500
550,000	CNH Industrial Capital LLC	3.375	07/15/2019	552,750
442,000	CNH Industrial Capital LLC	4.375	11/06/2020	451,945
400,000	CNO Financial Group, Inc.	4.500	05/30/2020	404,000
428,000	CoreCivic, Inc.—REIT	4.125	04/01/2020	431,210
400,000	Corporate Risk Holdings LLC(a)	9.500	07/01/2019	418,000
100,000	Credit Acceptance Corp.	6.125	02/15/2021	101,000
530,000	CSC Holdings LLC	7.625	07/15/2018	535,962
498,000	CSC Holdings LLC	8.625	02/15/2019	519,499
512,000	CTP Transportation Products LLC/CTP Finance, Inc.(a)	8.250	12/15/2019	515,200
1,050,000	Cumulus Media Holdings, Inc.(b)(e)	7.750	05/01/2019	157,500
100,000	DBP Holding Corp.(a)	7.750	10/15/2020	51,250
400,000	DCP Midstream Operating LP(a)	9.750	03/15/2019	422,000
418,000	DCP Midstream Operating LP	2.700	04/01/2019	414,347
200,000	DCP Midstream Operating LP(a)	5.350	03/15/2020	206,346
400,000	Dell, Inc.	5.875	06/15/2019	410,500
400,000	Delta Air Lines, Inc.	2.875	03/13/2020	398,120
450,000	DISH DBS Corp.	7.875	09/01/2019	467,437
400,000	DISH DBS Corp.	5.125	05/01/2020	399,500
411,000	DJO Finance LLC/DJO Finance Corp.	10.750	04/15/2020	400,725

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco Global Short Term High Yield Bond ETF (PGHY) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	United States (continued)
$137,817	DynCorp International, Inc., 1.500% PIK Rate, 10.375% Cash Rate(f)	11.875%	11/30/2020	$144,191
1,000,000	EMC Corp.	1.875	06/01/2018	999,079
500,000	EMC Corp.	2.650	06/01/2020	485,792
350,000	Energy Transfer Equity LP	7.500	10/15/2020	375,812
436,000	EP Energy LLC/Everest Acquisition Finance, Inc.	9.375	05/01/2020	416,380
625,000	EV Energy Partners LP/EV Energy Finance Corp.	8.000	04/15/2019	290,625
100,000	Exxon Mobil Corp.	3.043	03/01/2026	96,888
433,000	FGI Operating Co. LLC/FGI Finance, Inc.	7.875	05/01/2020	102,837
100,000	Fidelity National Information Services, Inc.	3.625	10/15/2020	101,075
400,000	Freeport-McMoRan, Inc.	3.100	03/15/2020	396,500
395,000	Frontier Communications Corp.	8.125	10/01/2018	400,925
450,000	Frontier Communications Corp.	7.125	03/15/2019	450,000
400,000	GameStop Corp.(a)	5.500	10/01/2019	401,500
700,000	Genworth Holdings, Inc., GMTN	6.515	05/22/2018	699,562
500,000	Genworth Holdings, Inc.	7.700	06/15/2020	488,750
100,000	Genworth Holdings, Inc.	7.200	02/15/2021	94,750
600,000	Gibson Brands, Inc.(a)	8.875	08/01/2018	468,000
475,000	GLP Capital LP/GLP Financing II, Inc.	4.375	11/01/2018	477,375
469,000	GLP Capital LP/GLP Financing II, Inc.	4.875	11/01/2020	481,757
98,659	Goodman Networks, Inc.(g)	8.000	05/11/2022	70,541
511,000	Goodyear Tire & Rubber Co. (The)	8.750	08/15/2020	569,765
494,000	Graham Holdings Co.	7.250	02/01/2019	510,944
482,000	Greif, Inc.	7.750	08/01/2019	504,895
400,000	Guitar Center, Inc. 8.000% PIK Rate, 5.000% Cash Rate(a)(f)	13.000	04/15/2022	318,000
100,000	Harland Clarke Holdings Corp.(a)	6.875	03/01/2020	101,500
452,000	HC2 Holdings, Inc.(a)	11.000	12/01/2019	464,430
400,000	HCA Healthcare, Inc.	6.250	02/15/2021	421,500
508,000	HCA, Inc.	3.750	03/15/2019	510,540
400,000	HCA, Inc.	4.250	10/15/2019	404,000
500,000	HCA, Inc.	6.500	02/15/2020	523,750
500,000	Hertz Corp. (The)	5.875	10/15/2020	496,250
500,000	Hertz Corp. (The)	7.375	01/15/2021	497,500
395,000	Hexion, Inc.	10.000	04/15/2020	392,037
500,000	Hexion, Inc.	6.625	04/15/2020	470,625
178,000	Hexion, Inc./Hexion Nova Scotia Finance ULC	9.000	11/15/2020	139,285
500,000	Hornbeck Offshore Services, Inc.	5.875	04/01/2020	327,500
400,000	Hughes Satellite Systems Corp.	6.500	06/15/2019	413,500
527,000	Huntsman International LLC	4.875	11/15/2020	538,857
400,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.000	08/01/2020	408,750
700,000	iHeartCommunications, Inc.(b)(e)	9.000	12/15/2019	567,000
35,000	Infor US, Inc.(a)	5.750	08/15/2020	35,744
520,000	International Game Technology PLC(a)	5.625	02/15/2020	534,950
600,000	INVISTA Finance LLC(a)	4.250	10/15/2019	603,750
450,000	IPALCO Enterprises, Inc.	3.450	07/15/2020	451,125
432,000	iStar, Inc.—REIT	5.000	07/01/2019	432,270
420,550	iStar, Inc.—REIT	4.625	09/15/2020	420,024
3,000	J.C. Penney Corp., Inc.	5.650	06/01/2020	3,041
400,000	Jabil, Inc.	5.625	12/15/2020	421,120
500,000	Jurassic Holdings III, Inc.(a)	6.875	02/15/2021	462,500
200,000	K Hovnanian Enterprises, Inc.(a)	8.000	11/01/2019	219,000
700,000	KB Home	7.250	06/15/2018	706,125
450,000	KB Home	4.750	05/15/2019	454,500
425,000	KB Home	8.000	03/15/2020	456,875
500,000	Kindred Healthcare, Inc.	8.000	01/15/2020	538,125
400,000	L Brands, Inc.	7.000	05/01/2020	426,000
355,000	Leidos Holdings, Inc.	4.450	12/01/2020	357,663
580,000	Lennar Corp.(a)	8.375	05/15/2018	581,450
619,000	Lennar Corp.	6.950	06/01/2018	622,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco Global Short Term High Yield Bond ETF (PGHY) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	United States (continued)
$600,000	Lennar Corp.	4.125%	12/01/2018	$601,500
400,000	Lennar Corp.	4.500	06/15/2019	404,500
470,000	Lennar Corp.	4.500	11/15/2019	477,050
100,000	Lennar Corp.(a)	6.625	05/01/2020	105,500
400,000	Lennar Corp.(a)	2.950	11/29/2020	391,484
310,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC(a)	4.875	04/15/2020	297,600
400,000	Marathon Oil Corp.	2.700	06/01/2020	394,297
470,000	Mattel, Inc.	2.350	05/06/2019	462,950
200,000	Mattel, Inc.	4.350	10/01/2020	197,500
567,000	MDC Holdings, Inc.	5.625	02/01/2020	585,428
397,000	Meritage Homes Corp.	7.150	04/15/2020	422,805
450,000	MGM Resorts International	8.625	02/01/2019	468,437
355,000	MGM Resorts International	5.250	03/31/2020	363,875
357,000	MGM Resorts International	6.750	10/01/2020	380,205
264,000	MHGE Parent LLC/MHGE Parent Finance, Inc.(a)	8.500	08/01/2019	265,320
500,000	Monitronics International, Inc.	9.125	04/01/2020	357,000
168,000	NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.(a)	5.000	08/01/2018	168,454
70,000	NANA Development Corp.(a)	9.500	03/15/2019	70,175
400,000	Nationstar Mortgage LLC/Nationstar Capital Corp.	6.500	08/01/2018	401,850
395,000	Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625	05/01/2019	401,024
70,000	Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875	10/01/2020	71,313
425,000	Navient Corp., MTN	5.500	01/15/2019	432,013
400,000	Navient Corp., MTN	4.875	06/17/2019	404,500
500,000	Navient Corp., MTN	8.000	03/25/2020	533,750
458,000	Navient Corp.	5.000	10/26/2020	461,435
500,000	NCR Corp.	4.625	02/15/2021	501,400
520,000	Neovia Logistics Services LLC/SPL Logistics Finance Corp.(a)	8.875	08/01/2020	410,800
400,000	NetFlix, Inc.	5.375	02/01/2021	415,000
400,000	NGL Energy Partners LP/NGL Energy Finance Corp.	5.125	07/15/2019	401,000
580,000	Nielsen Finance LLC/Nielsen Finance Co.	4.500	10/01/2020	582,198
4,200,000	Nine West Holdings, Inc.(a)	8.250	03/15/2019	567,000
489,000	Northern Oil And Gas, Inc.	8.000	06/01/2020	481,665
200,000	Nuance Communications, Inc.(a)	5.375	08/15/2020	201,500
400,000	Nustar Logistics LP	4.800	09/01/2020	400,000
200,000	Oaktree Specialty Lending Corp.	4.875	03/01/2019	199,279
426,000	Och-Ziff Finance Co. LLC(a)	4.500	11/20/2019	435,542
75,000	Ocwen Loan Servicing LLC(a)	8.375	11/15/2022	77,813
400,000	Omnimax International, Inc.(a)	12.000	08/15/2020	426,000
445,000	Penske Automotive Group, Inc.	3.750	08/15/2020	442,775
75,688	PetroQuest Energy, Inc.	10.000	02/15/2021	59,794
446,000	PHH Corp.	7.375	09/01/2019	462,725
480,000	PHI, Inc.	5.250	03/15/2019	463,200
300,000	Pitney Bowes, Inc.	6.250	03/15/2019	308,196
400,000	Pitney Bowes, Inc.	3.625	09/15/2020	397,000
400,000	Plains All American Pipeline LP/PAA Finance Corp.	5.000	02/01/2021	411,987
500,000	Popular, Inc.	7.000	07/01/2019	511,250
378,000	Pride International, Inc.	6.875	08/15/2020	398,790
800,000	Production Resource Group, Inc.	8.875	05/01/2019	744,000
400,000	QVC, Inc.	3.125	04/01/2019	400,348
450,000	Realogy Group LLC/Realogy Co.-Issuer Corp.(a)	4.500	04/15/2019	455,715
100,000	Rent-A-Center, Inc.	6.625	11/15/2020	96,000
420,000	Resolute Energy Corp.	8.500	05/01/2020	421,050
636,000	Revlon Consumer Products Corp.	5.750	02/15/2021	467,460
484,554	Reynolds Group Holdings, Inc.	5.750	10/15/2020	488,794
277,230	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu	6.875	02/15/2021	281,388
400,000	Rockies Express Pipeline LLC(a)	6.850	07/15/2018	402,500
185,000	Rockies Express Pipeline LLC(a)	6.000	01/15/2019	189,163
400,000	Rockies Express Pipeline LLC(a)	5.625	04/15/2020	416,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco Global Short Term High Yield Bond ETF (PGHY) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	United States (continued)
$200,000	Sable Permian Resources Land LLC/AEPB Finance Corp.(a)	7.125%	11/01/2020	$149,000
400,000	Sable Permian Resources Land LLC/AEPB Finance Corp.(a)	13.000	11/30/2020	459,000
605,000	Safeway, Inc.	5.000	08/15/2019	611,050
200,000	Sanmina Corp.(a)	4.375	06/01/2019	202,500
500,000	Seagate HDD Cayman	3.750	11/15/2018	501,779
640,000	Sears Holdings Corp.	8.000	12/15/2019	361,600
400,000	Seitel, Inc.	9.500	04/15/2019	400,500
88,000	Southwestern Energy Co.	5.800	01/23/2020	89,760
507,000	Springleaf Finance Corp.	5.250	12/15/2019	514,595
400,000	Springleaf Finance Corp.	6.000	06/01/2020	417,000
470,000	Sprint Capital Corp.	6.900	05/01/2019	485,275
502,000	Sprint Communications, Inc.(a)	9.000	11/15/2018	516,746
280,000	Sprint Communications, Inc.(a)	7.000	03/01/2020	295,400
406,000	Sprint Communications, Inc.	7.000	08/15/2020	428,886
300,000	Stearns Holdings LLC(a)	9.375	08/15/2020	303,750
205,000	Stearns Holdings LLC(a)	9.375	08/15/2020	207,563
300,000	Symantec Corp.	4.200	09/15/2020	304,191
100,000	Talen Energy Supply LLC	6.500	05/01/2018	100,000
400,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.125	11/15/2019	403,268
504,000	TEGNA, Inc.	5.125	10/15/2019	508,410
270,000	TEGNA, Inc.	5.125	07/15/2020	271,687
450,000	Tenet Healthcare Corp.	5.500	03/01/2019	458,438
200,000	Tenet Healthcare Corp.	6.750	02/01/2020	206,750
420,000	Tenet Healthcare Corp.	4.750	06/01/2020	424,200
421,000	Tenet Healthcare Corp.	6.000	10/01/2020	436,072
300,000	Time Warner Cable LLC	8.750	02/14/2019	313,257
400,000	Time Warner Cable LLC	5.000	02/01/2020	410,592
400,000	Time Warner Cable LLC	4.125	02/15/2021	403,685
400,000	TMX Finance LLC/TitleMax Finance Corp.(a)	8.500	09/15/2018	382,880
470,000	Toll Brothers Finance Corp.	4.000	12/31/2018	471,175
500,000	Toll Brothers Finance Corp.	6.750	11/01/2019	525,625
450,000	TransDigm, Inc.	5.500	10/15/2020	452,813
500,000	Transocean, Inc.	6.500	11/15/2020	518,755
400,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	4.375	06/15/2019	402,500
48,000	TRU Taj LLC/TRU Taj Finance, Inc.(a)(b)(e)	12.000	08/15/2021	41,520
600,000	United Continental Holdings, Inc.	6.375	06/01/2018	601,500
464,000	United Continental Holdings, Inc.	6.000	12/01/2020	489,427
400,000	United States Steel Corp.	7.375	04/01/2020	425,360
100,000	Universal Health Services, Inc.(a)	3.750	08/01/2019	100,625
500,000	Universal Hospital Services, Inc.	7.625	08/15/2020	506,250
500,000	Urban One, Inc.(a)	9.250	02/15/2020	477,500
100,000	Valeant Pharmaceuticals International(a)	6.375	10/15/2020	101,875
300,000	Valeant Pharmaceuticals International, Inc.(a)	5.375	03/15/2020	303,375
382,000	Vistra Energy Corp.	6.750	11/01/2019	389,411
76,551	Vistra Energy Corp.	8.034	02/02/2024	80,379
200,000	Weatherford International Ltd.	5.125	09/15/2020	197,000
365,000	Windstream Services LLC/Windstream Finance Corp.	7.750	10/15/2020	314,813
440,000	WPX Energy, Inc.	7.500	08/01/2020	478,500
457,000	Yum! Brands, Inc.	5.300	09/15/2019	470,139
120,000	Yum! Brands, Inc.	3.875	11/01/2020	120,450
368,000	Zachry Holdings, Inc.(a)	7.500	02/01/2020	370,760

				92,077,825

	Zambia—0.2%
450,000	First Quantum Minerals Ltd.(a)	7.000	02/15/2021	451,847

	Total Corporate Bonds (Cost $195,250,014)			190,547,885

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco Global Short Term High Yield Bond ETF (PGHY) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations—10.8%
	Argentina—0.8%
$450,000	Argentine Republic Government International Bond	6.250%	04/22/2019	$459,225
800,000	Provincia de Buenos Aires(a)	9.375	09/14/2018	819,200
550,000	Provincia de Buenos Aires(a)	5.750	06/15/2019	559,900

				1,838,325

	Azerbaijan—0.2%
480,000	Republic of Azerbaijan International Bond(a)	5.125	09/01/2029	472,469

	Bahrain—0.6%
300,000	Bahrain Government International Bond(a)	5.500	03/31/2020	300,692
500,000	Bahrain Government International Bond(a)	5.875	01/26/2021	503,412
500,000	CBB International Sukuk Co. SPC	6.273	11/22/2018	505,667

				1,309,771

	Brazil—0.4%
400,000	Brazil Government International Bond	8.875	10/14/2019	435,000
500,000	Brazilian Government International Bond	4.875	01/22/2021	517,250

				952,250

	Costa Rica—0.2%
400,000	Costa Rica Government International Bond(a)	9.995	08/01/2020	447,000

	Croatia—0.4%
500,000	Croatia Government International Bond(a)	6.750	11/05/2019	525,475
400,000	Croatia Government International Bond(a)	6.625	07/14/2020	426,960

				952,435

	Ecuador—0.2%
400,000	Ecuador Government International Bond(a)	10.500	03/24/2020	413,500

	Egypt—0.2%
400,000	Egypt Government International Bond(a)	5.750	04/29/2020	410,730

	El Salvador—0.4%
900,000	El Salvador Government International Bond(a)	7.375	12/01/2019	932,967

	Honduras—0.3%
500,000	Honduras Government International Bond(a)	8.750	12/16/2020	547,765

	Kenya—0.2%
400,000	Kenya Government International Bond(a)	5.875	06/24/2019	406,955

	Lebanon—1.8%
570,000	Lebanon Government International Bond	5.150	06/12/2018	570,011
500,000	Lebanon Government International Bond, EMTN	5.150	11/12/2018	501,130
800,000	Lebanon Government International Bond, EMTN	5.500	04/23/2019	797,701
800,000	Lebanon Government International Bond, EMTN	6.000	05/20/2019	803,080
500,000	Lebanon Government International Bond, GMTN	5.450	11/28/2019	494,188
300,000	Lebanon Government International Bond, GMTN	6.375	03/09/2020	299,911
500,000	Lebanon Government International Bond, GMTN	5.800	04/14/2020	492,288
100,000	Lebanon Government International Bond, EMTN	6.150	06/19/2020	99,225

				4,057,534

	Nigeria—0.5%
600,000	Nigeria Government International Bond(a)	5.125	07/12/2018	601,303
500,000	Nigeria Government International Bond(a)	6.750	01/28/2021	526,662

				1,127,965

	Pakistan—0.5%
500,000	Pakistan Government International Bond(a)	7.250	04/15/2019	510,733
500,000	Second Pakistan International Sukuk Co. Ltd. (The)(a)	6.750	12/03/2019	511,466

				1,022,199

	Russia—0.6%
500,000	Russian Foreign Bond—Eurobond(a)	11.000	07/24/2018	509,169
600,000	Russian Foreign Bond—Eurobond(a)	3.500	01/16/2019	600,376

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco Global Short Term High Yield Bond ETF (PGHY) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Russia (continued)
$300,000	Russian Foreign Bond—Eurobond(a)	5.000%	04/29/2020	$307,265

				1,416,810

	Serbia—0.5%
500,000	Serbia International Bond(a)	5.875	12/03/2018	507,386
500,000	Serbia International Bond(a)	4.875	02/25/2020	509,944

				1,017,330

	South Africa—0.6%
500,000	Republic of South Africa Government International Bond	6.875	05/27/2019	518,904
300,000	Republic of South Africa Government International Bond	5.500	03/09/2020	310,945
500,000	ZAR Sovereign Capital Fund Pty Ltd.(a)	3.903	06/24/2020	502,375

				1,332,224

	Sri Lanka—0.7%
500,000	Sri Lanka Government International Bond(a)	6.000	01/14/2019	506,847
500,000	Sri Lanka Government International Bond(a)	5.125	04/11/2019	504,365
400,000	Sri Lanka Government International Bond(a)	6.250	10/04/2020	413,774

				1,424,986

	Turkey—1.1%
300,000	Export Credit Bank of Turkey(a)	5.875	04/24/2019	304,632
500,000	Export Credit Bank of Turkey, EMTN(a)	5.375	02/08/2021	502,151
500,000	Hazine Mustesarligi Varlik Kiralama AS(a)	4.557	10/10/2018	502,383
500,000	Turkey Government International Bond	7.000	03/11/2019	515,000
500,000	Turkey Government International Bond	7.500	11/07/2019	527,541
100,000	Turkey Government International Bond	7.000	06/05/2020	105,725

				2,457,432

	Ukraine—0.3%
300,000	Ukraine Government International Bond(a)	7.750	09/01/2019	310,650
400,000	Ukraine Government International Bond(a)	7.750	09/01/2020	416,768

				727,418

	Vietnam—0.3%
600,000	Vietnam Government International Bond(a)	6.750	01/29/2020	632,197

	Total Sovereign Debt Obligations (Cost $24,079,821)			23,900,262

Number of Shares
	Common Stocks—0.0%
	United States—0.0%
6,207	Goodman Networks, Inc.(c)(g)(h) (Cost $0)			0

	Preferred Stocks—0.0%
	United States—0.0%
7,385	Goodman Networks, Inc., 0.00%(c)(g)(h)			11,077
339	Tervita Corp., 0.00%(c)(h)(i)			2,125

	Total Preferred Stocks (Cost $0)			13,202

	Money Market Fund—1.4%
3,181,904	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(j) (Cost $3,181,904)			3,181,904

	Total Investments in Securities (Cost $222,511,739)—98.3%			217,643,253
	Other assets less liabilities—1.7%			3,661,558

	Net Assets—100.0%			$221,304,811

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco Global Short Term High Yield Bond ETF (PGHY) (continued)

April 30, 2018

(Unaudited)

Investment Abbreviations:

EMTN—Euro Medium-Term Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

PIK—Pay-in-Kind

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2018 was $93,653,285, which represented 42.32% of the Fund’s Net Assets.
(b)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at April 30, 2018 was $1,304,954, which represented less than 1% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 6.
(d)	Acquired as part of the Avaya Holdings Corp. reorganization.
(e)	The borrower has filed for protection in federal bankruptcy court.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Acquired as part of the Goodman Networks, Inc. reorganization.
(h)	Non-income producing security.
(i)	Acquired as part of the Tervita Corp. reorganization.
(j)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco International Corporate Bond ETF (PICB)

April 30, 2018

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Banks	42.1
Electric	14.7
Telecommunications	9.5
Oil & Gas	5.7
Auto Manufacturers	3.6
Pharmaceuticals	2.8
Beverages	2.7
Insurance	2.2
Commercial Services	1.8
Real Estate	1.8
Agriculture	1.6
Water	1.5
Media	1.2
Gas	0.8
Diversified Financial Services	0.7
Food	0.7

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018 (continued)
Home Furnishings	0.6
Holding Companies-Diversified	0.6
Mining	0.6
Building Materials	0.5
Chemicals	0.4
Miscellaneous Manufacturing	0.4
Retail	0.4
Computers	0.4
Transportation	0.4
Engineering & Construction	0.3
Savings & Loans	0.3
Semiconductors	0.2
Apparel	0.2
Healthcare-Services	0.2
Money Market Fund Plus Other Assets Less Liabilities	1.1

Schedule of Investments

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds—98.9%
		Australia—2.1%
EUR	200,000	Australia & New Zealand Banking Group Ltd.	0.750%	09/29/2026	$235,779
GBP	350,000	BHP Billiton Finance Ltd., Series 12, EMTN	4.300	09/25/2042	603,010
EUR	200,000	Commonwealth Bank of Australia, EMTN	5.500	08/06/2019	258,148
EUR	200,000	National Australia Bank Ltd., EMTN	0.875	01/20/2022	246,326
EUR	250,000	National Australia Bank Ltd., EMTN	2.750	08/08/2022	331,620
EUR	200,000	National Australia Bank Ltd., GMTN	1.250	05/18/2026	245,138
EUR	150,000	Telstra Corp. Ltd., EMTN	3.500	09/21/2022	205,584
EUR	150,000	Telstra Corp. Ltd., EMTN	2.500	09/15/2023	199,100
GBP	200,000	Westfield America Management Ltd.	2.625	03/30/2029	272,998
EUR	200,000	Westpac Banking Corp., EMTN	0.250	01/17/2022	240,652
AUD	400,000	Westpac Banking Corp., MTN	4.500	02/25/2019	307,159

					3,145,514

		Belgium—2.9%
EUR	200,000	Anheuser-Busch InBev SA, EMTN	0.800	04/20/2023	245,580
GBP	250,000	Anheuser-Busch InBev SA, EMTN	9.750	07/30/2024	498,077
GBP	250,000	Anheuser-Busch InBev SA, EMTN	1.750	03/07/2025	335,858
EUR	300,000	Anheuser-Busch InBev SA, EMTN	1.500	03/17/2025	376,529
GBP	300,000	Anheuser-Busch InBev SA, EMTN	4.000	09/24/2025	464,796
EUR	200,000	Anheuser-Busch InBev SA, EMTN	2.700	03/31/2026	270,250
EUR	300,000	Anheuser-Busch InBev SA, EMTN	2.000	03/17/2028	381,495
GBP	300,000	Anheuser-Busch InBev SA, EMTN	2.250	05/24/2029	396,760
EUR	200,000	Anheuser-Busch InBev SA, EMTN	1.500	04/18/2030	236,315
EUR	400,000	Anheuser-Busch InBev SA, EMTN	2.750	03/17/2036	515,869

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco International Corporate Bond ETF (PICB) (continued)

April 30, 2018

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Belgium (continued)
GBP	200,000	Anheuser-Busch InBev SA, EMTN	2.850%	05/25/2037	$268,398
EUR	200,000	KBC Group NV, EMTN	0.750	03/01/2022	243,555

					4,233,482

		Canada—14.4%
CAD	500,000	Bank of Montreal, DPNT	2.840	06/04/2020	393,225
CAD	800,000	Bank of Montreal, DPNT	2.100	10/06/2020	617,971
CAD	500,000	Bank of Montreal, DPNT	1.880	03/31/2021	381,906
CAD	450,000	Bank of Montreal, DPNT	3.400	04/23/2021	358,336
CAD	850,000	Bank of Montreal, DPNT	1.610	10/28/2021	638,811
CAD	550,000	Bank of Montreal, DPNT	2.120	03/16/2022	418,956
CAD	800,000	Bank of Montreal, DPNT	2.270	07/11/2022	610,539
CAD	600,000	Bank of Nova Scotia (The), DPNT	2.130	06/15/2020	464,424
CAD	550,000	Bank of Nova Scotia (The), DPNT	2.090	09/09/2020	424,786
CAD	500,000	Bank of Nova Scotia (The), DPNT	3.270	01/11/2021	396,927
CAD	400,000	Bank of Nova Scotia (The), DPNT	2.873	06/04/2021	313,819
CAD	750,000	Bank of Nova Scotia (The), DPNT	1.900	12/02/2021	568,653
CAD	700,000	Bank of Nova Scotia (The), DPNT	1.830	04/27/2022	526,528
CAD	800,000	Bank of Nova Scotia (The), DPNT	2.980	04/17/2023	626,090
CAD	700,000	Bank of Nova Scotia (The), DPNT	2.290	06/28/2024	523,775
CAD	500,000	Bank of Nova Scotia (The), DPNT	2.620	12/02/2026	376,540
CAD	300,000	Bell Canada, Inc.	3.350	06/18/2019	236,808
CAD	600,000	Bell Canada, Inc., MTN	3.250	06/17/2020	474,571
CAD	300,000	Bell Canada, Inc., MTN	2.700	02/27/2024	226,960
CAD	300,000	Bell Canada, Inc., Series M-26	3.350	03/22/2023	237,000
CAD	600,000	Caisse Centrale Desjardins, MTN	1.748	03/02/2020	462,477
CAD	400,000	Canadian Imperial Bank of Commerce, DPNT	1.850	07/14/2020	307,800
CAD	500,000	Canadian Imperial Bank of Commerce, DPNT	1.900	04/26/2021	381,719
CAD	550,000	Canadian Imperial Bank of Commerce, DPNT	2.040	03/21/2022	417,664
CAD	600,000	Canadian Imperial Bank of Commerce, DPNT	2.300	07/11/2022	458,274
CAD	500,000	Canadian Natural Resources Ltd., MTN	2.890	08/14/2020	391,739
CAD	400,000	Canadian Natural Resources Ltd., MTN	3.310	02/11/2022	315,220
CAD	400,000	HSBC Bank Canada, DPNT	2.938	01/14/2020	314,471
CAD	350,000	HSBC Bank Canada, DPNT	1.816	07/07/2020	268,331
CAD	400,000	HSBC Bank Canada, DPNT	2.449	01/29/2021	309,616
CAD	450,000	HSBC Bank Canada, DPNT	2.908	09/29/2021	351,789
CAD	300,000	HSBC Bank Canada, DPNT	2.170	06/29/2022	227,227
CAD	400,000	National Bank of Canada, DPNT	1.742	03/03/2020	308,280
CAD	600,000	Rogers Communications, Inc.	5.340	03/22/2021	501,834
CAD	500,000	Royal Bank of Canada, DPNT	1.920	07/17/2020	385,311
CAD	700,000	Royal Bank of Canada, DPNT	2.860	03/04/2021	549,489
CAD	550,000	Royal Bank of Canada, DPNT	1.583	09/13/2021	413,777
CAD	700,000	Royal Bank of Canada, DPNT	1.968	03/02/2022	530,530
CAD	700,000	Royal Bank of Canada, DPNT	2.000	03/21/2022	530,776
CAD	500,000	Royal Bank of Canada, DPNT	2.333	12/05/2023	377,749
CAD	450,000	Shaw Communications, Inc.	5.650	10/01/2019	366,835
CAD	600,000	Shaw Communications, Inc.	6.750	11/09/2039	587,414
CAD	300,000	TELUS Corp., MTN	2.350	03/28/2022	229,055
CAD	300,000	TELUS Corp., Series CG	5.050	12/04/2019	243,847
CAD	500,000	TELUS Corp., Series CH	5.050	07/23/2020	410,816
CAD	950,000	Toronto-Dominion Bank (The), DPNT	2.621	12/22/2021	739,399
CAD	1,100,000	Toronto-Dominion Bank (The), DPNT	1.994	03/23/2022	835,097
CAD	700,000	Toronto-Dominion Bank (The), DPNT	1.909	07/18/2023	520,603
CAD	800,000	Toronto-Dominion Bank (The), DPNT	3.226	07/24/2024	634,103

					21,187,867

		Denmark—1.2%
EUR	200,000	AP Moeller—Maersk A/S, EMTN	1.750	03/18/2021	251,750
EUR	200,000	Danske Bank A/S, EMTN	0.750	06/02/2023	243,888

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco International Corporate Bond ETF (PICB) (continued)

April 30, 2018

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Denmark (continued)
NOK	5,000,000	Nykredit Bank A/S, EMTN	5.000%	08/21/2018	$631,711
GBP	200,000	Orsted A/S, EMTN	4.875	01/12/2032	336,777
GBP	150,000	Orsted A/S, EMTN	5.750	04/09/2040	295,084

					1,759,210

		Finland—0.3%
EUR	250,000	Fortum OYJ, EMTN	2.250	09/06/2022	323,332
EUR	100,000	OP Corporate Bank PLC, EMTN	0.750	03/03/2022	122,791

					446,123

		France—19.9%
EUR	200,000	Air Liquide Finance SA, EMTN	1.250	06/13/2028	244,926
EUR	200,000	Autoroutes du Sud de la France SA, EMTN	5.625	07/04/2022	294,005
EUR	200,000	Autoroutes du Sud de la France SA, EMTN	1.250	01/18/2027	243,822
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	4.000	10/22/2020	264,172
EUR	100,000	Banque Federative du Credit Mutuel SA, EMTN	3.250	08/23/2022	135,820
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	11/28/2023	408,864
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	2.625	03/18/2024	267,919
EUR	400,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	05/21/2024	527,289
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	1.250	01/14/2025	369,908
EUR	100,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	09/11/2025	131,520
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	2.375	03/24/2026	377,116
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	1.250	05/26/2027	241,152
EUR	150,000	BNP Paribas SA, EMTN	2.250	01/13/2021	192,147
EUR	200,000	BNP Paribas SA, EMTN	2.875	10/24/2022	267,803
EUR	200,000	BNP Paribas SA, EMTN	2.875	09/26/2023	270,791
EUR	350,000	BNP Paribas SA, EMTN	1.125	10/10/2023	427,328
EUR	300,000	BNP Paribas SA, EMTN	2.375	05/20/2024	397,440
EUR	300,000	BNP Paribas SA, EMTN	2.375	02/17/2025	381,506
EUR	200,000	BNP Paribas SA, EMTN	1.500	11/17/2025	244,094
EUR	100,000	BNP Paribas SA, EMTN	1.625	02/23/2026	126,243
EUR	300,000	BNP Paribas SA, EMTN	1.500	05/25/2028	370,936
EUR	200,000	BPCE SA	4.625	07/18/2023	284,145
GBP	200,000	BPCE SA	5.250	04/16/2029	324,790
EUR	100,000	BPCE SA, EMTN	4.500	02/10/2022	140,364
EUR	200,000	BPCE SA, EMTN	0.875	01/31/2024	239,459
EUR	200,000	BPCE SA, EMTN	1.000	10/05/2028	234,993
EUR	400,000	Capgemini SE	2.500	07/01/2023	524,847
EUR	200,000	Cie Financiere et Industrielle des Autoroutes SA	5.000	05/24/2021	277,427
EUR	200,000	CNP Assurances	1.875	10/20/2022	250,851
EUR	200,000	Coentreprise de Transport d’electricite SA	1.500	07/29/2028	240,845
EUR	200,000	Coentreprise de Transport d’Electricite SA	2.125	07/29/2032	248,261
EUR	500,000	Credit Agricole SA	2.625	03/17/2027	636,916
EUR	300,000	Credit Agricole SA/London, EMTN	0.750	12/01/2022	366,948
EUR	200,000	Credit Agricole SA/London, EMTN	5.125	04/18/2023	297,333
EUR	500,000	Credit Agricole SA/London, EMTN	3.125	07/17/2023	681,140
EUR	600,000	Credit Agricole SA/London, EMTN	2.375	05/20/2024	791,721
EUR	400,000	Credit Agricole SA/London, EMTN	1.000	09/16/2024	487,548
EUR	500,000	Credit Agricole SA/London, EMTN	1.250	04/14/2026	609,084
EUR	200,000	Credit Agricole SA/London, EMTN	1.875	12/20/2026	248,499
EUR	300,000	Danone SA, EMTN	2.250	11/15/2021	386,931
EUR	300,000	Danone SA, EMTN	0.709	11/03/2024	359,361
EUR	200,000	Danone SA, EMTN	1.208	11/03/2028	237,076
EUR	100,000	Electricite de France SA, EMTN	6.250	01/25/2021	141,420
EUR	100,000	Electricite de France SA, EMTN	2.250	04/27/2021	128,725
EUR	300,000	Electricite de France SA, EMTN	3.875	01/18/2022	410,697
EUR	300,000	Electricite de France SA, EMTN	2.750	03/10/2023	399,793
EUR	100,000	Electricite de France SA, EMTN	4.625	09/11/2024	148,333
EUR	800,000	Electricite de France SA, EMTN	1.000	10/13/2026	941,869

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco International Corporate Bond ETF (PICB) (continued)

April 30, 2018

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		France (continued)
EUR	200,000	Electricite de France SA, EMTN	4.125%	03/25/2027	$295,018
GBP	200,000	Electricite de France SA, EMTN	6.250	05/30/2028	358,343
EUR	200,000	Electricite de France SA, EMTN	4.625	04/26/2030	311,133
GBP	650,000	Electricite de France SA, EMTN	6.125	06/02/2034	1,202,074
GBP	500,000	Electricite de France SA, EMTN	5.500	03/27/2037	861,749
GBP	700,000	Electricite de France SA, EMTN	5.500	10/17/2041	1,233,476
GBP	550,000	Electricite de France SA, EMTN	5.125	09/22/2050	948,744
EUR	150,000	Engie Alliance GIE, EMTN	5.750	06/24/2023	228,835
EUR	200,000	Engie SA, EMTN	2.375	05/19/2026	264,989
GBP	100,000	Engie SA, EMTN	7.000	10/30/2028	195,111
GBP	450,000	Engie SA, EMTN	5.000	10/01/2060	956,939
EUR	200,000	Holding d’Infrastructures de Transport SAS	4.875	10/27/2021	280,709
EUR	200,000	LVMH Moet Hennessy Louis Vuitton SE, EMTN	0.750	05/26/2024	242,467
EUR	100,000	Orange SA, EMTN	3.000	06/15/2022	133,879
GBP	200,000	Orange SA, EMTN	8.125	11/20/2028	413,644
EUR	400,000	Orange SA, EMTN	8.125	01/28/2033	878,184
GBP	150,000	Orange SA, EMTN	5.625	01/23/2034	276,241
GBP	100,000	Orange SA, EMTN	5.375	11/22/2050	194,974
EUR	200,000	Rte Reseau de Transport D’electricite Sadir, EMTN	1.625	11/27/2025	251,882
EUR	200,000	Sanofi, EMTN	0.500	01/13/2027	231,392
EUR	300,000	Sanofi, Series 12FX, EMTN	1.375	03/21/2030	362,868
EUR	300,000	Sanofi, Series 8FXD, EMTN	1.000	03/21/2026	365,787
EUR	300,000	Societe Generale SA, EMTN	1.000	04/01/2022	367,317
EUR	200,000	Societe Generale SA, EMTN	4.250	07/13/2022	280,569
EUR	100,000	Societe Generale SA, EMTN	0.750	05/26/2023	121,881
EUR	100,000	Societe Generale SA, EMTN	2.625	02/27/2025	127,895
EUR	200,000	Total Capital Canada Ltd., EMTN	2.125	09/18/2029	262,463
EUR	200,000	Total Capital International SA, EMTN	0.250	07/12/2023	239,084
EUR	400,000	Total Capital International SA, EMTN	0.750	07/12/2028	462,209
GBP	250,000	Veolia Environnement SA, EMTN	6.125	10/29/2037	490,573
EUR	200,000	Vivendi SA	0.750	05/26/2021	244,979

					29,309,585

		Germany—9.8%
GBP	300,000	Allianz Finance II BV, Series 62	4.500	03/13/2043	555,140
EUR	300,000	BASF SE, Series 10Y	2.000	12/05/2022	391,313
EUR	200,000	BMW Finance NV, EMTN	0.375	07/10/2023	239,444
EUR	250,000	BMW US Capital LLC, EMTN	1.125	09/18/2021	311,934
EUR	200,000	BMW US Capital LLC, EMTN	0.625	04/20/2022	244,930
EUR	250,000	Commerzbank AG, EMTN	0.500	09/13/2023	295,059
EUR	100,000	Daimler AG, EMTN	0.875	01/12/2021	123,474
EUR	300,000	Daimler AG, EMTN	1.400	01/12/2024	376,305
EUR	200,000	Daimler AG, EMTN	0.850	02/28/2025	241,145
EUR	250,000	Daimler AG, EMTN	1.500	03/09/2026	312,336
EUR	200,000	Daimler AG, EMTN	1.375	05/11/2028	240,639
EUR	200,000	Daimler AG, EMTN	1.500	07/03/2029	240,227
EUR	200,000	Daimler AG, EMTN	2.125	07/03/2037	241,831
EUR	200,000	Deutsche Bank AG, EMTN	1.250	09/08/2021	245,552
EUR	300,000	Deutsche Bank AG, EMTN	1.500	01/20/2022	368,588
EUR	100,000	Deutsche Bank AG, EMTN	2.375	01/11/2023	126,807
EUR	200,000	Deutsche Bank AG, EMTN	1.125	03/17/2025	232,836
EUR	150,000	Deutsche Telekom International Finance BV, EMTN	2.125	01/18/2021	191,220
EUR	300,000	Deutsche Telekom International Finance BV, EMTN	4.250	07/13/2022	421,625
EUR	300,000	Deutsche Telekom International Finance BV, EMTN	0.625	04/03/2023	362,687
EUR	150,000	Deutsche Telekom International Finance BV, EMTN	0.875	01/30/2024	182,098
EUR	250,000	Deutsche Telekom International Finance BV, EMTN	1.375	01/30/2027	302,430
EUR	300,000	Deutsche Telekom International Finance BV, EMTN	1.500	04/03/2028	361,784
GBP	400,000	E.ON International Finance BV, EMTN	6.375	06/07/2032	758,366

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco International Corporate Bond ETF (PICB) (continued)

April 30, 2018

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Germany (continued)
GBP	250,000	E.ON International Finance BV, EMTN	5.875%	10/30/2037	$474,812
GBP	300,000	E.ON International Finance BV, EMTN	6.750	01/27/2039	630,019
EUR	200,000	HeidelbergCement AG, EMTN	1.500	02/07/2025	245,538
EUR	100,000	innogy Finance BV, EMTN	6.500	08/10/2021	145,458
GBP	400,000	innogy Finance BV, EMTN	6.250	06/03/2030	730,141
GBP	300,000	innogy Finance BV, EMTN	4.750	01/31/2034	493,414
GBP	300,000	innogy Finance BV, EMTN	6.125	07/06/2039	591,923
EUR	200,000	Siemens Financieringsmaatschappij NV, EMTN	2.875	03/10/2028	282,815
GBP	200,000	Siemens Financieringsmaatschappij NV, EMTN	3.750	09/10/2042	330,457
EUR	300,000	Volkswagen International Finance NV	1.125	10/02/2023	366,393
EUR	200,000	Volkswagen International Finance NV, EMTN	0.875	01/16/2023	243,843
EUR	250,000	Volkswagen International Finance NV, EMTN	1.625	01/16/2030	291,337
EUR	400,000	Volkswagen International Finance NV, Series 10Y	1.875	03/30/2027	491,953
EUR	300,000	Volkswagen Leasing GmbH, EMTN	2.375	09/06/2022	388,287
EUR	400,000	Volkswagen Leasing GmbH, EMTN	2.625	01/15/2024	525,868
EUR	300,000	Volkswagen Leasing GMBH, EMTN	1.125	04/04/2024	363,380
EUR	200,000	Vonovia Finance BV, DIP, EMTN	1.250	12/06/2024	242,296
EUR	200,000	Vonovia Finance BV, EMTN	2.250	12/15/2023	258,587

					14,464,291

		Hong Kong—0.5%
EUR	200,000	CK Hutchison Finance 16 II Ltd.	0.875	10/03/2024	237,789
EUR	200,000	CK Hutchison Finance 16 Ltd., Series A	1.250	04/06/2023	246,072
EUR	200,000	Hutchison Whampoa Finance 14 Ltd.	1.375	10/31/2021	249,959

					733,820

		Italy—5.2%
EUR	200,000	Assicurazioni Generali SpA, EMTN	5.125	09/16/2024	303,979
EUR	200,000	Assicurazioni Generali SpA, EMTN	4.125	05/04/2026	270,618
EUR	200,000	Autostrade Per L’italia SpA, EMTN	5.875	06/09/2024	312,161
EUR	350,000	Enel Finance International NV	1.375	06/01/2026	425,481
GBP	400,000	Enel Finance International NV, EMTN	5.625	08/14/2024	656,532
EUR	300,000	Enel Finance International NV, EMTN	1.000	09/16/2024	363,188
EUR	200,000	Enel Finance International NV, EMTN	1.966	01/27/2025	255,753
GBP	250,000	Enel Finance International NV, EMTN	5.750	09/14/2040	468,302
GBP	450,000	Enel SpA, EMTN	5.750	06/22/2037	823,364
EUR	100,000	Eni SpA, EMTN	3.250	07/10/2023	137,249
EUR	200,000	Eni SpA, EMTN	3.750	09/12/2025	287,201
EUR	250,000	Eni SpA, EMTN	1.500	02/02/2026	308,425
EUR	200,000	Eni SpA, EMTN	3.625	01/29/2029	288,363
EUR	200,000	Ferrovie Dello Stato Italiane SpA, EMTN	1.500	06/27/2025	243,931
EUR	200,000	Intesa Sanpaolo SpA, EMTN	1.125	01/14/2020	246,325
EUR	200,000	Intesa Sanpaolo SpA, EMTN	2.000	06/18/2021	254,050
EUR	200,000	Intesa Sanpaolo SpA, EMTN	1.125	03/04/2022	246,346
EUR	250,000	Intesa Sanpaolo SpA, EMTN	4.000	10/30/2023	351,646
EUR	100,000	Intesa Sanpaolo SpA, EMTN	1.375	01/18/2024	122,872
EUR	200,000	Snam SpA, EMTN	0.875	10/25/2026	231,251
EUR	200,000	Terna Rete Elettrica Nazionale SpA, EMTN	0.875	02/02/2022	246,556
EUR	200,000	Terna Rete Elettrica Nazionale SpA, EMTN	1.375	07/26/2027	239,099
EUR	200,000	UniCredit SpA, EMTN	3.250	01/14/2021	262,306
EUR	100,000	UniCredit SpA, EMTN	2.000	03/04/2023	127,603
EUR	200,000	UniCredit SpA, EMTN	2.125	10/24/2026	253,395

					7,725,996

		Japan—1.0%
JPY	30,000,000	Development Bank of Japan, Inc.	1.050	06/20/2023	288,353
JPY	20,000,000	Development Bank of Japan, Inc.	2.300	03/19/2026	213,883
JPY	100,000,000	Panasonic Corp., Series 12	0.387	03/19/2020	918,706

					1,420,942

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco International Corporate Bond ETF (PICB) (continued)

April 30, 2018

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Netherlands—6.1%
EUR	150,000	ABN AMRO Bank NV, EMTN	6.375%	04/27/2021	$212,472
EUR	200,000	ABN AMRO Bank NV, EMTN	7.125	07/06/2022	302,341
EUR	300,000	ABN AMRO Bank NV, EMTN	2.500	11/29/2023	399,511
EUR	250,000	ABN AMRO Bank NV, EMTN	1.000	04/16/2025	304,798
EUR	200,000	ASML Holding NV	1.375	07/07/2026	245,397
EUR	600,000	Cooperatieve Rabobank UA	3.875	07/25/2023	832,051
EUR	200,000	Cooperatieve Rabobank UA	4.125	07/14/2025	296,521
EUR	500,000	Cooperatieve Rabobank UA, EMTN	3.750	11/09/2020	657,612
EUR	300,000	Cooperatieve Rabobank UA, EMTN	4.125	01/12/2021	402,349
EUR	300,000	Cooperatieve Rabobank UA, EMTN	4.000	01/11/2022	412,555
EUR	400,000	Cooperatieve Rabobank UA, EMTN	4.125	09/14/2022	551,286
EUR	400,000	Cooperatieve Rabobank UA, EMTN	1.375	02/03/2027	496,535
GBP	350,000	Cooperatieve Rabobank UA, EMTN	5.250	09/14/2027	563,988
GBP	400,000	Cooperatieve Rabobank UA, EMTN	4.625	05/23/2029	623,234
EUR	250,000	ING Bank NV, EMTN	4.500	02/21/2022	350,625
EUR	300,000	ING Groep NV, EMTN	0.750	03/09/2022	366,145
GBP	300,000	Koninklijke KPN NV, EMTN	5.750	09/17/2029	514,460
EUR	100,000	Shell International Finance BV, EMTN	1.000	04/06/2022	124,379
EUR	150,000	Shell International Finance BV, EMTN	0.375	02/15/2025	176,641
EUR	200,000	Shell International Finance BV, EMTN	1.875	09/15/2025	259,571
EUR	250,000	Shell International Finance BV, EMTN	2.500	03/24/2026	338,454
EUR	150,000	Shell International Finance BV, EMTN	1.625	01/20/2027	190,052
EUR	350,000	Shell International Finance BV, EMTN	0.750	08/15/2028	402,608

					9,023,585

		Norway—1.4%
EUR	250,000	DNB Bank ASA, EMTN	4.375	02/24/2021	338,599
EUR	250,000	DNB Bank ASA, EMTN	4.250	01/18/2022	347,466
EUR	250,000	Statoil ASA, EMTN	5.625	03/11/2021	349,890
EUR	250,000	Statoil ASA, EMTN	1.250	02/17/2027	305,945
GBP	200,000	Statoil ASA, EMTN	6.875	03/11/2031	405,725
EUR	200,000	Statoil ASA, EMTN	1.625	02/17/2035	239,675
SEK	1,000,000	Telenor ASA, EMTN	2.375	03/19/2019	116,822

					2,104,122

		Portugal—0.3%
EUR	200,000	EDP Finance BV, EMTN	2.625	01/18/2022	261,339
EUR	100,000	EDP Finance BV, EMTN	1.125	02/12/2024	121,748

					383,087

		Spain—4.7%
EUR	200,000	Abertis Infraestructuras SA	1.375	05/20/2026	236,633
EUR	200,000	Banco Bilbao Vizcaya Argentaria SA, GMTN	0.625	01/17/2022	244,359
EUR	200,000	Banco Bilbao Vizcaya Argentaria SA, GMTN	3.500	02/10/2027	268,332
EUR	200,000	Banco Santander SA, DIP, EMTN	3.250	04/04/2026	263,271
EUR	200,000	Banco Santander SA, EMTN	1.375	12/14/2022	251,090
EUR	200,000	Banco Santander SA, EMTN	2.500	03/18/2025	251,801
EUR	200,000	Banco Santander SA, EMTN	3.125	01/19/2027	261,085
EUR	200,000	CaixaBank SA, EMTN	1.125	05/17/2024	241,479
EUR	200,000	Gas Natural Fenosa Finance BV, EMTN	1.375	01/19/2027	238,809
GBP	200,000	Iberdrola Finanzas SA, EMTN	7.375	01/29/2024	353,776
EUR	200,000	Iberdrola Finanzas SA, EMTN	1.000	03/07/2025	241,960
EUR	200,000	Iberdrola International BV, EMTN	1.125	04/21/2026	240,601
EUR	200,000	Mapfre SA	1.625	05/19/2026	246,860
EUR	200,000	Repsol International Finance BV, EMTN	2.625	05/28/2020	254,776
EUR	200,000	Santander Consumer Finance SA	0.875	01/24/2022	245,264
EUR	100,000	Santander Consumer Finance SA, EMTN	0.900	02/18/2020	122,893
EUR	200,000	Santander Consumer Finance SA, EMTN	1.500	11/12/2020	250,258
EUR	200,000	Telefonica Emisiones SAU, EMTN	1.477	09/14/2021	251,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco International Corporate Bond ETF (PICB) (continued)

April 30, 2018

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Spain (continued)
EUR	200,000	Telefonica Emisiones SAU, EMTN	0.750%	04/13/2022	$244,949
EUR	300,000	Telefonica Emisiones SAU, EMTN	2.242	05/27/2022	389,157
GBP	200,000	Telefonica Emisiones SAU, EMTN	5.289	12/09/2022	317,259
EUR	400,000	Telefonica Emisiones SAU, EMTN	3.987	01/23/2023	560,972
EUR	300,000	Telefonica Emisiones SAU, EMTN	1.528	01/17/2025	372,404
GBP	200,000	Telefonica Emisiones SAU, EMTN	5.375	02/02/2026	327,960
EUR	200,000	Telefonica Emisiones SAU, EMTN	1.460	04/13/2026	242,813

					6,920,661

		Sweden—2.5%
EUR	200,000	Nordea Bank AB, EMTN	4.500	03/26/2020	261,723
EUR	100,000	Nordea Bank AB, EMTN	2.000	02/17/2021	127,472
EUR	200,000	Nordea Bank AB, EMTN	3.250	07/05/2022	270,631
EUR	200,000	Nordea Bank AB, EMTN	1.000	02/22/2023	247,605
EUR	200,000	Nordea Bank AB, EMTN	1.125	02/12/2025	246,803
SEK	1,000,000	SBAB Bank AB, EMTN	3.000	10/11/2018	116,019
EUR	200,000	Skandinaviska Enskilda Banken AB, EMTN	2.000	02/19/2021	254,816
EUR	200,000	Skandinaviska Enskilda Banken AB, EMTN	0.750	08/24/2021	246,544
EUR	400,000	Svenska Handelsbanken AB, EMTN	4.375	10/20/2021	553,740
EUR	200,000	Svenska Handelsbanken AB, EMTN	2.625	08/23/2022	264,618
SEK	2,000,000	Telia Co. AB, EMTN	3.625	11/08/2023	256,311
GBP	400,000	Vattenfall AB, EMTN	6.875	04/15/2039	875,403

					3,721,685

		Switzerland—3.2%
EUR	200,000	Credit Suisse AG/London, EMTN	1.125	09/15/2020	247,754
EUR	250,000	Credit Suisse AG/London, EMTN	1.375	01/31/2022	313,163
EUR	200,000	Credit Suisse AG/London, EMTN	1.000	06/07/2023	245,851
EUR	250,000	Credit Suisse AG/London, EMTN	1.500	04/10/2026	310,672
GBP	250,000	Credit Suisse Group Funding Guernsey Ltd.	3.000	05/27/2022	357,597
GBP	150,000	Credit Suisse Group Funding Guernsey Ltd.	2.750	08/08/2025	209,410
EUR	350,000	Credit Suisse Group Funding Guernsey Ltd., EMTN	1.250	04/14/2022	432,440
CHF	250,000	Credit Suisse Group Funding Guernsey Ltd., EMTN	1.000	04/14/2023	259,168
EUR	300,000	Holcim Finance Luxembourg SA, EMTN	1.375	05/26/2023	371,809
EUR	100,000	Holcim Finance Luxembourg SA, EMTN	2.250	05/26/2028	125,082
EUR	150,000	Novartis Finance SA	0.125	09/20/2023	177,617
EUR	200,000	Richemont International Holding SA	1.000	03/26/2026	241,943
EUR	100,000	Richemont International Holding SA	2.000	03/26/2038	120,883
EUR	200,000	Roche Finance Europe BV, EMTN	0.875	02/25/2025	244,718
EUR	300,000	UBS AG/London, EMTN	1.250	09/03/2021	374,588
EUR	200,000	UBS Group Funding Switzerland AG	1.750	11/16/2022	252,750
EUR	300,000	UBS Group Funding Switzerland AG	1.500	11/30/2024	369,938

					4,655,383

		United Kingdom—23.4%
GBP	200,000	ABP Finance PLC, EMTN	6.250	12/14/2026	343,609
GBP	300,000	Annington Funding PLC, EMTN	2.646	07/12/2025	412,482
GBP	250,000	Annington Funding PLC, EMTN	3.184	07/12/2029	344,974
GBP	200,000	Annington Funding PLC, EMTN	3.685	07/12/2034	283,589
GBP	200,000	Annington Funding PLC, EMTN	3.935	07/12/2047	291,040
EUR	313,000	Barclays PLC, EMTN	1.875	03/23/2021	393,747
EUR	200,000	Barclays PLC, EMTN	1.875	12/08/2023	249,857
GBP	350,000	Barclays PLC, EMTN	3.125	01/17/2024	489,521
GBP	500,000	Barclays PLC, EMTN	3.250	02/12/2027	685,406
GBP	250,000	BAT International Finance PLC, EMTN	7.250	03/12/2024	435,221
GBP	150,000	BAT International Finance PLC, EMTN	4.000	09/04/2026	227,017
EUR	200,000	BAT International Finance PLC, EMTN	2.250	01/16/2030	243,125
GBP	200,000	BAT International Finance PLC, EMTN	6.000	11/24/2034	375,010
GBP	300,000	BAT International Finance PLC, EMTN	2.250	09/09/2052	324,611

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco International Corporate Bond ETF (PICB) (continued)

April 30, 2018

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		United Kingdom (continued)
GBP	350,000	BG Energy Capital PLC, EMTN	5.125%	12/01/2025	$587,345
GBP	350,000	BG Energy Capital PLC, EMTN	5.000	11/04/2036	644,364
EUR	100,000	BP Capital Markets PLC, EMTN	2.177	09/28/2021	128,878
EUR	100,000	BP Capital Markets PLC, EMTN	1.373	03/03/2022	125,627
EUR	100,000	BP Capital Markets PLC, EMTN	1.526	09/26/2022	126,353
EUR	200,000	BP Capital Markets PLC, EMTN	1.109	02/16/2023	247,866
GBP	300,000	BP Capital Markets PLC, EMTN	1.177	08/12/2023	402,843
EUR	300,000	BP Capital Markets PLC, EMTN	1.573	02/16/2027	371,835
GBP	250,000	British Telecommunications PLC	5.750	12/07/2028	430,056
EUR	100,000	British Telecommunications PLC, EMTN	0.625	03/10/2021	122,408
EUR	200,000	British Telecommunications PLC, EMTN	1.125	03/10/2023	246,030
EUR	200,000	British Telecommunications PLC, EMTN	1.750	03/10/2026	245,566
EUR	200,000	British Telecommunications PLC, EMTN	1.500	06/23/2027	237,539
GBP	200,000	British Telecommunications PLC, EMTN	6.375	06/23/2037	387,062
GBP	150,000	BUPA Finance PLC	5.000	04/25/2023	228,815
GBP	300,000	Cadent Finance PLC, EMTN	2.125	09/22/2028	391,135
GBP	300,000	Cadent Finance PLC, EMTN	2.625	09/22/2038	382,813
GBP	300,000	Cadent Finance PLC, EMTN	2.750	09/22/2046	379,591
GBP	150,000	Centrica PLC, EMTN	4.375	03/13/2029	235,576
GBP	250,000	Centrica PLC, EMTN	7.000	09/19/2033	503,341
GBP	150,000	Centrica PLC, EMTN	4.250	09/12/2044	238,491
GBP	300,000	Chancellor Masters and Scholars of the University of Oxford (The)	2.544	12/08/2117	415,219
GBP	250,000	Friends Life Holdings PLC	8.250	04/21/2022	425,357
EUR	200,000	GlaxoSmithKline Capital PLC, EMTN	1.375	12/02/2024	249,670
GBP	200,000	GlaxoSmithKline Capital PLC, EMTN	3.375	12/20/2027	298,743
GBP	250,000	GlaxoSmithKline Capital PLC, EMTN	5.250	12/19/2033	453,022
GBP	300,000	GlaxoSmithKline Capital PLC, EMTN	6.375	03/09/2039	633,742
GBP	350,000	GlaxoSmithKline Capital PLC, EMTN	5.250	04/10/2042	669,866
GBP	250,000	GlaxoSmithKline Capital PLC, EMTN	4.250	12/18/2045	425,111
GBP	300,000	Heathrow Funding Ltd., EMTN	7.125	02/14/2024	513,420
GBP	200,000	HSBC Bank PLC, EMTN	5.375	08/22/2033	344,257
GBP	100,000	HSBC Bank PLC, EMTN	4.750	03/24/2046	169,218
CAD	400,000	HSBC Holdings PLC	3.196	12/05/2023	311,045
EUR	200,000	HSBC Holdings PLC	0.875	09/06/2024	239,902
GBP	400,000	HSBC Holdings PLC	2.625	08/16/2028	544,097
GBP	300,000	HSBC Holdings PLC	6.750	09/11/2028	536,781
EUR	300,000	HSBC Holdings PLC, EMTN	1.500	03/15/2022	375,996
GBP	300,000	HSBC Holdings PLC, EMTN	6.500	05/20/2024	509,866
EUR	200,000	HSBC Holdings PLC, EMTN	3.000	06/30/2025	265,878
EUR	200,000	HSBC Holdings PLC, EMTN	2.500	03/15/2027	263,748
EUR	700,000	HSBC Holdings PLC, EMTN	3.125	06/07/2028	934,287
GBP	200,000	HSBC Holdings PLC, EMTN	7.000	04/07/2038	399,684
GBP	400,000	HSBC Holdings PLC, EMTN	6.000	03/29/2040	731,054
GBP	200,000	Imperial Brands Finance PLC, EMTN	8.125	03/15/2024	359,441
GBP	250,000	Imperial Brands Finance PLC, EMTN	5.500	09/28/2026	411,019
GBP	250,000	Investec Bank PLC, EMTN	9.625	02/17/2022	418,846
EUR	200,000	Lloyds Bank PLC, EMTN	6.500	03/24/2020	270,236
GBP	300,000	Lloyds Bank PLC, EMTN	7.500	04/15/2024	539,048
GBP	300,000	Lloyds Bank PLC, EMTN	7.625	04/22/2025	539,373
GBP	300,000	Lloyds Bank PLC, EMTN	6.500	09/17/2040	634,393
GBP	250,000	Motability Operations Group PLC, EMTN	3.625	03/10/2036	387,291
GBP	100,000	Nationwide Building Society, EMTN	3.000	05/06/2026	145,058
GBP	200,000	Nationwide Building Society, EMTN	3.250	01/20/2028	292,203
EUR	100,000	Natwest Markets PLC, EMTN	5.500	03/23/2020	133,225
GBP	150,000	Rio Tinto Finance PLC, EMTN	4.000	12/11/2029	238,687
EUR	250,000	Santander UK Group Holdings PLC	1.125	09/08/2023	303,684
GBP	150,000	Santander UK Group Holdings PLC, EMTN	3.625	01/14/2026	218,621
GBP	300,000	Scottish Widows Ltd.	5.500	06/16/2023	460,476

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco International Corporate Bond ETF (PICB) (continued)

April 30, 2018

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		United Kingdom (continued)
GBP	250,000	Scottish Widows Ltd.	7.000%	06/16/2043	$447,256
GBP	300,000	Severn Trent Utilities Finance PLC, EMTN	3.625	01/16/2026	445,965
EUR	300,000	Sky PLC, EMTN	1.500	09/15/2021	376,579
EUR	200,000	Sky PLC, EMTN	2.500	09/15/2026	261,575
GBP	200,000	Society of Lloyd’s	4.750	10/30/2024	305,547
GBP	200,000	SSE PLC, EMTN	8.375	11/20/2028	416,555
EUR	200,000	Standard Chartered PLC, EMTN	1.625	06/13/2021	251,269
GBP	250,000	Standard Chartered PLC, EMTN	5.125	06/06/2034	369,911
GBP	300,000	Standard Chartered PLC, EMTN	4.375	01/18/2038	454,633
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., EMTN	4.000	06/19/2025	303,559
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., EMTN	5.500	02/11/2041	375,325
GBP	250,000	Thames Water Utilities Finance Ltd., EMTN	5.125	09/28/2037	437,715
GBP	300,000	THFC Funding No. 3 PLC, EMTN	5.200	10/11/2043	549,805
EUR	300,000	Vodafone Group PLC, EMTN	1.750	08/25/2023	380,268
EUR	400,000	Vodafone Group PLC, EMTN	2.200	08/25/2026	508,519
EUR	400,000	Vodafone Group PLC, EMTN	1.600	07/29/2031	447,143
GBP	300,000	Vodafone Group PLC, EMTN	3.375	08/08/2049	382,233
GBP	300,000	Vodafone Group PLC, EMTN	3.000	08/12/2056	354,186
GBP	200,000	Wellcome Trust Finance PLC	4.625	07/25/2036	370,095
GBP	200,000	Wellcome Trust Ltd. (The)	2.517	02/07/2118	270,959

					34,533,404

		Total Corporate Bonds (Cost $142,464,868)			145,768,757

	Number of Shares
		Money Market Fund—0.0%
	63,897	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(b) (Cost $63,897)			63,897

		Total Investments in Securities (Cost $142,528,765)—98.9%			145,832,654
		Other assets less liabilities—1.1%			1,658,206

		Net Assets—100.0%			$147,490,860

Investment Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

DIP—Debtor-In-Possession

DPNT—Deposit Note

EUR—Euro

EMTN—Euro Medium-Term Note

GBP—British Pound

GMTN—Global Medium-Term Note

JPY—Japanese Yen

MTN—Medium-Term Note

NOK—Norwegian Krone

SEK—Swedish Krona

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI)

April 30, 2018

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Banks	32.0
Oil & Gas	6.2
Pharmaceuticals	5.4
Telecommunications	4.4
Auto Manufacturers	3.7
Diversified Financial Services	3.2
Media	3.1
REITs	3.1
Pipelines	2.7
Software	2.7
Retail	2.4
Beverages	2.1
Insurance	2.1
Food	2.1
Semiconductors	2.0
Biotechnology	2.0
Internet	2.0
Agriculture	1.7

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018 (continued)
Miscellaneous Manufacturing	1.7
Electric	1.7
Healthcare-Services	1.6
Healthcare-Products	1.6
Computers	1.4
Transportation	1.3
Chemicals	1.3
Machinery-Diversified	1.3
Aerospace/Defense	1.3
Machinery-Construction & Mining	0.7
Electrical Components & Equipment	0.7
Investment Companies	0.7
Mining	0.7
Household Products/Wares	0.7
Office/Business Equipment	0.7
Advertising	0.3
Oil & Gas Services	0.2
Other Assets Less Liabilities	(0.8)

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—100.8%
	Advertising—0.3%
$50,000	WPP Finance 2010 (United Kingdom)	4.750%	11/21/2021	$51,623

	Aerospace/Defense—1.3%
100,000	General Dynamics Corp.	2.250	11/15/2022	95,639
100,000	Lockheed Martin Corp.	2.500	11/23/2020	98,880

				194,519

	Agriculture—1.7%
100,000	Altria Group, Inc.	2.625	01/14/2020	99,447
50,000	Philip Morris International, Inc.	4.500	03/26/2020	51,410
100,000	Reynolds American, Inc. (United Kingdom)	4.000	06/12/2022	100,955

				251,812

	Auto Manufacturers—3.7%
100,000	American Honda Finance Corp., MTN	1.600	07/13/2018	99,928
100,000	General Motors Financial Co., Inc.	3.500	07/10/2019	100,666
100,000	General Motors Financial Co., Inc.	4.375	09/25/2021	102,320
100,000	Toyota Motor Credit Corp., GMTN	1.700	02/19/2019	99,386
50,000	Toyota Motor Credit Corp., MTN	2.125	07/18/2019	49,674
100,000	Toyota Motor Credit Corp., MTN	3.300	01/12/2022	100,336

				552,310

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks—32.0%
$100,000	Bank of America Corp., GMTN	5.650%	05/01/2018	$100,000
100,000	Bank of America Corp., MTN	5.625	07/01/2020	105,335
100,000	Bank of America Corp., MTN	5.000	05/13/2021	105,262
100,000	Bank of America Corp., Series L, GMTN	2.600	01/15/2019	99,992
100,000	Bank of New York Mellon Corp. (The), MTN	2.100	08/01/2018	99,940
100,000	Bank of New York Mellon Corp. (The), Series G	2.200	05/15/2019	99,646
100,000	Bank of Nova Scotia (The) (Canada)	1.700	06/11/2018	99,920
100,000	Bank of Nova Scotia (The) (Canada)	2.350	10/21/2020	98,058
100,000	Barclays Bank PLC, BKNT (United Kingdom)	5.125	01/08/2020	103,084
100,000	BB&T Corp., MTN	2.625	06/29/2020	99,123
100,000	BNP Paribas SA, BKNT, GMTN (France)	5.000	01/15/2021	104,946
100,000	Citigroup, Inc.	2.500	09/26/2018	99,998
100,000	Citigroup, Inc.	2.550	04/08/2019	99,859
100,000	Citigroup, Inc.	2.500	07/29/2019	99,607
100,000	Citigroup, Inc.	2.750	04/25/2022	97,303
100,000	Citigroup, Inc.	4.050	07/30/2022	101,235
100,000	Deutsche Bank AG (Germany)	4.250	10/14/2021	100,889
100,000	Fifth Third Bancorp	2.875	07/27/2020	99,635
50,000	Fifth Third Bancorp	3.500	03/15/2022	50,014
100,000	Goldman Sachs Group, Inc. (The)	2.625	01/31/2019	100,012
50,000	Goldman Sachs Group, Inc. (The)	2.750	09/15/2020	49,553
20,000	Goldman Sachs Group, Inc. (The)	2.875	02/25/2021	19,770
100,000	Goldman Sachs Group, Inc. (The)	2.625	04/25/2021	98,074
100,000	Goldman Sachs Group, Inc. (The)	3.625	01/22/2023	99,695
200,000	HSBC Holdings PLC (United Kingdom)	2.650	01/05/2022	194,215
100,000	HSBC USA, Inc.	2.250	06/23/2019	99,339
100,000	Huntington Bancshares, Inc.	2.300	01/14/2022	96,208
100,000	JPMorgan Chase & Co.	2.200	10/22/2019	99,115
100,000	JPMorgan Chase & Co.	4.250	10/15/2020	102,642
100,000	JPMorgan Chase & Co.	4.500	01/24/2022	103,797
100,000	JPMorgan Chase & Co.	3.250	09/23/2022	99,054
100,000	JPMorgan Chase & Co.	2.972	01/15/2023	97,477
100,000	KeyCorp, MTN	2.900	09/15/2020	99,351
100,000	Morgan Stanley, GMTN	5.625	09/23/2019	103,564
100,000	Morgan Stanley	2.650	01/27/2020	99,435
100,000	Morgan Stanley	2.800	06/16/2020	99,352
100,000	Morgan Stanley, MTN	2.625	11/17/2021	97,421
100,000	Northern Trust Corp.	3.375	08/23/2021	101,093
100,000	Regions Financial Corp.	2.750	08/14/2022	96,518
100,000	Royal Bank of Canada, GMTN (Canada)	1.800	07/30/2018	99,853
100,000	Royal Bank of Canada, GMTN (Canada)	1.500	07/29/2019	98,449
100,000	State Street Corp.	4.375	03/07/2021	103,803
100,000	Toronto-Dominion Bank (The), BKNT, GMTN (Canada)	2.125	07/02/2019	99,380
100,000	U.S. Bancorp, MTN	1.950	11/15/2018	99,816
100,000	U.S. Bancorp, MTN	3.000	03/15/2022	99,106
100,000	Wells Fargo & Co.	2.125	04/22/2019	99,546
100,000	Wells Fargo & Co., MTN	2.550	12/07/2020	98,570
100,000	Wells Fargo & Co., Series M, GMTN	3.450	02/13/2023	98,211

				4,716,265

	Beverages—2.1%
100,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	6.875	11/15/2019	106,150
100,000	Coca-Cola Co. (The)	1.650	11/01/2018	99,677
100,000	PepsiCo, Inc.	3.125	11/01/2020	100,894

				306,721

	Biotechnology—2.0%
100,000	Amgen, Inc.	1.850	08/19/2021	95,721
100,000	Celgene Corp.	3.950	10/15/2020	101,637

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Biotechnology (continued)
$100,000	Gilead Sciences, Inc.	2.550%	09/01/2020	$99,275

				296,633

	Chemicals—1.3%
100,000	Dow Chemical Co. (The)	4.125	11/15/2021	102,280
100,000	Praxair, Inc.	2.200	08/15/2022	95,905

				198,185

	Computers—1.4%
100,000	Hewlett Packard Enterprise Co.	4.400	10/15/2022	102,886
100,000	International Business Machines Corp.	8.375	11/01/2019	108,036

				210,922

	Diversified Financial Services—3.2%
100,000	Air Lease Corp.	3.875	04/01/2021	101,074
100,000	American Express Co.	1.550	05/22/2018	99,963
100,000	American Express Credit Corp., GMTN	2.250	08/15/2019	99,433
60,000	Jefferies Group LLC	8.500	07/15/2019	63,693
100,000	National Rural Utilities Cooperative Finance Corp.	10.375	11/01/2018	103,811

				467,974

	Electric—1.7%
50,000	Oncor Electric Delivery Co. LLC	7.000	09/01/2022	57,031
40,000	Sempra Energy	2.875	10/01/2022	38,962
50,000	Southern Co. (The)	2.350	07/01/2021	48,623
100,000	Xcel Energy, Inc.	4.700	05/15/2020	102,573

				247,189

	Electrical Components & Equipment—0.7%
100,000	Emerson Electric Co.	4.875	10/15/2019	102,897

	Food—2.1%
60,000	Kraft Heinz Foods Co.	3.500	06/06/2022	59,884
100,000	Kraft Heinz Foods Co.	3.500	07/15/2022	99,294
40,000	Kroger Co. (The)	6.150	01/15/2020	42,105
100,000	Tyson Foods, Inc.	4.500	06/15/2022	103,555

				304,838

	Healthcare-Products—1.6%
100,000	Abbott Laboratories	2.000	03/15/2020	98,176
40,000	Becton Dickinson & Co.	3.250	11/12/2020	39,781
100,000	Becton Dickinson & Co.	3.125	11/08/2021	98,469

				236,426

	Healthcare-Services—1.6%
100,000	Anthem, Inc.	4.350	08/15/2020	102,622
40,000	Anthem, Inc.	3.300	01/15/2023	39,389
100,000	Laboratory Corp. of America Holdings	3.750	08/23/2022	100,743

				242,754

	Household Products/Wares—0.7%
100,000	Clorox Co. (The)	3.050	09/15/2022	98,734

	Insurance—2.1%
100,000	American International Group, Inc.	6.400	12/15/2020	107,839
100,000	Berkshire Hathaway, Inc.	2.100	08/14/2019	99,503
100,000	Chubb INA Holdings, Inc.	2.300	11/03/2020	98,222

				305,564

	Internet—2.0%
100,000	Booking Holdings, Inc.	2.750	03/15/2023	95,564
100,000	eBay, Inc.	2.200	08/01/2019	99,307
100,000	Symantec Corp.	4.200	09/15/2020	101,397

				296,268

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Investment Companies—0.7%
$100,000	Ares Capital Corp.	4.875%	11/30/2018	$100,996

	Machinery-Construction & Mining—0.7%
100,000	Caterpillar Financial Services Corp., MTN	7.150	02/15/2019	103,582

	Machinery-Diversified—1.3%
100,000	John Deere Capital Corp., MTN	2.750	03/15/2022	97,897
100,000	Roper Technologies, Inc.	2.050	10/01/2018	99,788

				197,685

	Media—3.1%
100,000	Comcast Corp.	3.125	07/15/2022	99,373
100,000	Discovery Communications LLC(a)	2.800	06/15/2020	98,895
100,000	NBCUniversal Media LLC	5.150	04/30/2020	104,192
50,000	Time Warner Cable LLC	8.250	04/01/2019	52,401
100,000	Walt Disney Co. (The), GMTN	1.850	05/30/2019	99,350

				454,211

	Mining—0.7%
100,000	Newmont Mining Corp.	3.500	03/15/2022	99,610

	Miscellaneous Manufacturing—1.7%
50,000	3M Co., GMTN	2.000	08/07/2020	49,325
100,000	General Electric Co., GMTN	5.625	05/01/2018	100,000
100,000	General Electric Co., GMTN	3.150	09/07/2022	98,299

				247,624

	Office/Business Equipment—0.7%
100,000	Pitney Bowes, Inc.	3.625	10/01/2021	96,300

	Oil & Gas—6.2%
100,000	BP Capital Markets PLC (United Kingdom)	3.561	11/01/2021	101,441
100,000	BP Capital Markets PLC (United Kingdom)	3.062	03/17/2022	99,413
100,000	Chevron Corp.	1.718	06/24/2018	99,920
100,000	EOG Resources, Inc.	2.450	04/01/2020	98,773
100,000	Marathon Petroleum Corp.	5.125	03/01/2021	104,640
100,000	Pioneer Natural Resources Co.	3.950	07/15/2022	101,548
100,000	Shell International Finance BV (Netherlands)	1.900	08/10/2018	99,945
100,000	Shell International Finance BV (Netherlands)	1.375	09/12/2019	98,249
100,000	Total Capital SA (France)	4.450	06/24/2020	103,172

				907,101

	Oil & Gas Services—0.2%
30,000	Halliburton Co.	3.250	11/15/2021	30,015

	Pharmaceuticals—5.4%
100,000	Allergan Finance LLC	3.250	10/01/2022	97,233
100,000	Allergan Funding SCS	3.450	03/15/2022	98,415
100,000	AstraZeneca PLC (United Kingdom)	1.950	09/18/2019	98,852
100,000	Cardinal Health, Inc.	1.950	06/15/2018	99,917
100,000	CVS Health Corp.	3.500	07/20/2022	99,632
100,000	Johnson & Johnson	5.150	07/15/2018	100,624
100,000	Merck & Co., Inc.	2.400	09/15/2022	96,982
100,000	Novartis Securities Investment Ltd. (Switzerland)	5.125	02/10/2019	101,892

				793,547

	Pipelines—2.7%
100,000	Energy Transfer Partners LP	4.650	06/01/2021	102,621
100,000	Kinder Morgan Energy Partners LP	3.950	09/01/2022	100,321
100,000	Kinder Morgan, Inc.	3.050	12/01/2019	99,717
100,000	TransCanada PipeLines Ltd. (Canada)	2.500	08/01/2022	96,280

				398,939

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	REITs—3.1%
$100,000	American Tower Corp.	3.400%	02/15/2019	$100,434
100,000	American Tower Corp.	3.450	09/15/2021	99,807
50,000	Boston Properties LP	5.875	10/15/2019	51,854
100,000	Simon Property Group LP	2.625	06/15/2022	96,743
100,000	Welltower, Inc.	4.125	04/01/2019	100,847

				449,685

	Retail—2.4%
100,000	Home Depot, Inc. (The)	4.400	04/01/2021	103,704
50,000	Lowe’s Cos., Inc.	3.750	04/15/2021	51,019
100,000	Macy’s Retail Holdings, Inc.	2.875	02/15/2023	93,718
100,000	Walgreens Boots Alliance, Inc.	2.700	11/18/2019	99,690

				348,131

	Semiconductors—2.0%
100,000	Applied Materials, Inc.	2.625	10/01/2020	99,200
100,000	Intel Corp.	3.300	10/01/2021	101,029
100,000	QUALCOMM, Inc.	3.000	05/20/2022	97,544

				297,773

	Software—2.7%
100,000	Fidelity National Information Services, Inc.	2.850	10/15/2018	100,121
50,000	Microsoft Corp.	2.000	11/03/2020	49,171
100,000	Microsoft Corp.	1.550	08/08/2021	95,889
100,000	Oracle Corp.	5.000	07/08/2019	102,811
50,000	Oracle Corp.	2.500	05/15/2022	48,832

				396,824

	Telecommunications—4.4%
100,000	AT&T, Inc.	2.375	11/27/2018	99,889
100,000	AT&T, Inc.	2.450	06/30/2020	98,817
100,000	Cisco Systems, Inc.	4.950	02/15/2019	101,914
40,000	Qwest Corp.	6.750	12/01/2021	43,115
100,000	Telefonica Emisiones SAU (Spain)	5.877	07/15/2019	103,463
100,000	Verizon Communications, Inc.	3.000	11/01/2021	99,156
100,000	Verizon Communications, Inc.	2.450	11/01/2022	95,759

				642,113

	Transportation—1.3%
100,000	Burlington Northern Santa Fe LLC	3.000	03/15/2023	98,248
100,000	United Parcel Service, Inc.	3.125	01/15/2021	100,577

				198,825

	Total Investments in Securities (Cost $15,081,063)—100.8%			14,844,595
	Other assets less liabilities—(0.8)%			(118,193)

	Net Assets—100.0%			$14,726,402

Investment Abbreviations:

BKNT—Bank Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2018 represented less than 1% of the Fund’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco National AMT-Free Municipal Bond ETF (PZA)

April 30, 2018

(Unaudited)

Portfolio Composition
State and Territory Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
California	18.9
Florida	4.6
Illinois	6.8
Massachusetts	4.8
New York	18.7
Pennsylvania	4.0
Texas	9.1
Other States Less Than 3% Each	30.8
Other Assets Less Liabilities	2.3

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—97.7%
	Ad Valorem Property Tax—14.0%
$8,000,000	Aldine Texas Independent School District Ref. Ser. 17 PSF-GTD	5.000%	02/15/2042	$9,094,960
2,000,000	California State Various Purpose Ser. 09	5.500	11/01/2039	2,105,480
12,050,000	California State Various Purpose Ser. 10	5.500	03/01/2040	12,857,952
600,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/2050	662,868
5,000,000	Chicago Illinois Board of Education Dedicated Ref. Ser. 17B(a)	7.000	12/01/2042	5,908,350
1,000,000	Chicago Illinois Ser. 17A	6.000	01/01/2038	1,107,320
10,000,000	City of Hutto Texas (Certificates of Obligation) Ser. 17 AGM	5.000	08/01/2057	11,159,000
20,000,000	City of Jasper Alabama Ser. 14 BAM	5.000	03/01/2044	21,755,800
3,340,000	City of New York Ser. 11A-1	5.000	08/01/2032	3,606,332
4,955,000	City of New York Ser. 16B-1	5.000	12/01/2041	5,595,682
260,000	City of New York Sub.-Ser. 09J-1(b)	5.000	05/15/2019	268,583
820,000	City of New York Sub.-Ser. 09J-1	5.000	05/15/2036	844,157
4,500,000	District of Columbia Ref. Ser. 17A	5.000	06/01/2035	5,202,900
2,500,000	District of Columbia Ref. Ser. 17A	5.000	06/01/2036	2,884,075
2,000,000	District of Columbia Ref. Ser. 17A	5.000	06/01/2037	2,302,120
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/2033	1,503,615
4,000,000	Honolulu City & County Hawaii Ser. 15A	5.000	10/01/2039	4,531,000
10,000,000	Jurupa California Unified School District Ser. 17B	4.000	08/01/2041	10,335,700
2,250,000	Klein Texas Independent School District (Schoolhouse) Ser. 17 PSF-GTD	4.000	08/01/2046	2,310,390
1,255,000	Lackawanna County Pennsylvania Ser. 10B AGM(b)	5.000	09/01/2020	1,340,880
745,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/2035	784,112
1,650,000	Las Vegas Valley Nevada Water District Ser. 12B	5.000	06/01/2042	1,789,012
1,610,000	Los Angeles Unified School District (Election 2008) Ser. 16A	5.000	07/01/2040	1,836,173
5,000,000	Madera California Unified School District Election 2014 Ser. 17	4.000	08/01/2046	5,140,050
3,000,000	Marrin California Healthcare District (Election 2013) Ser. 17A	4.000	08/01/2047	3,067,440
4,210,000	Massachusetts State (Consolidated Loan) Ser. 17A	5.000	04/01/2042	4,779,571
4,000,000	Massachusetts State Ref. Ser. 15A	5.000	07/01/2036	4,548,000
7,150,000	Massachusetts State Ser. 16A	5.000	03/01/2041	7,909,401
5,000,000	Massachusetts State Ser. 16A	5.000	03/01/2046	5,517,000
2,000,000	Morgan Hill California Unified School District (Election 2012) Ser. 17B	4.000	08/01/2047	2,062,360
5,000,000	North Royalton Ohio City School District School Improvement Ser. 17	5.000	12/01/2047	5,582,850
10,000,000	Oxnard California School District (Election 2016) Ser. 17A BAM	5.000	08/01/2045	11,344,800
1,000,000	Prosper Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	02/15/2047	1,132,770

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco National AMT-Free Municipal Bond ETF (PZA) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Ad Valorem Property Tax (continued)
$500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000%	07/01/2031	$517,950
7,150,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/2035	7,411,404
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM(b)	5.000	09/01/2018	899,523
2,285,000	Richardson Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	02/15/2042	2,589,956
2,045,000	Rockwall Texas Independent School District (School Building) Ser. 16 PSF-GTD	5.000	02/15/2046	2,270,482
5,000,000	San Diego California Unified School District (Election 2012) Ser. 17I	4.000	07/01/2047	5,182,450
12,000,000	San Diego California Unified School District (Election 2012) Ser. 17I	5.000	07/01/2047	13,837,200
2,000,000	San Francisco California Bay Area Rapid Transit District Election 2016 (Green Bond) Ser. 17A-1	5.000	08/01/2047	2,313,840
2,500,000	Santa Ana California Unified School District (Election 2008) Ser. 08A	5.125	08/01/2033	2,521,200
6,785,000	Sherman Texas Independent School District (School Building) Ser. 18A PSF-GTD	5.000	02/15/2045	7,785,448
4,000,000	Simi Valley California Unified School District (Election 2016) Ser. 17A	4.000	08/01/2046	4,105,680
2,000,000	Spring Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	08/15/2042	2,274,160
3,280,000	Texas State (Transportation Commission) Ref. Ser. 14A	5.000	10/01/2044	3,651,985
2,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09A AGC(b)	5.000	08/01/2019	2,600,050
1,340,000	Washington State Motor Vehicle Tax (Senior 520 Corridor Program Toll) Ser. 11C	5.000	06/01/2041	1,434,175
3,000,000	Ysleta Texas Independent School District (School Building) Ser. 16 PSF-GTD	5.000	08/15/2045	3,394,140
2,500,000	Ysleta Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	08/15/2047	2,807,725

				226,468,071

	Auto Parking Revenue—0.4%
2,000,000	Miami Beach Florida Parking Rev. Ser. 15	5.000	09/01/2045	2,221,060
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/2035	2,122,040
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/2039	2,650,925

				6,994,025

	Charter School Aid—0.5%
8,500,000	Clifton Texas Higher Education Finance Corp. (Idea Public Schools) Rev. Ref. Ser. 17 PSF-GTD	4.000	08/15/2042	8,786,365

	College & University Revenue—9.4%
5,000,000	Build New York City Resource Corp. (New York Law School Project) Rev. Ref. Ser. 16	5.000	07/01/2041	5,371,350
2,000,000	California State Educational Facilities Auth. (Pepperdine University) Rev. Ref. Ser. 16	5.000	10/01/2046	2,264,820
3,000,000	California State Educational Facilities Auth. (Pepperdine University) Rev. Ref. Ser. 16	5.000	10/01/2049	3,390,480
1,000,000	California State Municipal Financing Auth. (Pomona College) Rev. Ref. Ser. 17A	5.000	01/01/2048	1,154,860
1,750,000	California State Municipal Financing Auth. (University of La Verne) Rev. Ref. Ser. 17A	5.000	06/01/2043	1,959,877
2,500,000	California State University Systemwide Rev. Ref. Ser. 17A	5.000	11/01/2038	2,891,700
2,500,000	California State University Systemwide Rev. Ref. Ser. 17A	5.000	11/01/2042	2,876,825
11,310,000	California State University Systemwide Rev. Ref. Ser. 17A	5.000	11/01/2047	12,947,688
65,000	California State University Systemwide Rev. Ser. 08A AGM	5.000	11/01/2039	65,176
2,000,000	Colorado State Educational & Cultural Facilities Auth. (University Denver Project) Rev. Ser. 17A	5.000	03/01/2047	2,239,000
1,105,000	Georgia State Higher Education Facilities Auth. (USG Real Estate III) Rev. Ser. 10A AGC(b)	5.000	06/15/2020	1,174,383
3,140,000	Georgia State Higher Education Facilities Auth. (USG Real Estate III) Rev. Ser. 10A AGC	5.000	06/15/2038	3,300,988
1,000,000	Illinois State Finance Auth. Student Housing & Academic Facility (CHF-Chicago LLC-University of Illinois at Chicago Project) Rev. Ser. 17A	5.000	02/15/2047	1,059,340
1,000,000	Lafayette Louisiana Public Trust Financing Auth. Ragin’ Cajun Facilities (Housing & Parking Project) Rev. Ser. 10 AGM(b)	5.500	10/01/2020	1,082,550
2,000,000	Louisiana State Local Government Environmental Facilities & Community Development Auth. (LCTCS ACT 360 Project) Ser. 14	5.000	10/01/2039	2,210,860
875,000	Massachusetts State Development Finance Agency (Boston University) Rev. Ser. 13X	5.000	10/01/2048	966,892
1,250,000	Massachusetts State Development Finance Agency (Massachusetts Institute of Technology) Rev. Ser. 09O(b)	6.000	07/01/2018	1,258,800
4,500,000	Massachusetts State Development Financing Agency (Boston University) Rev. Ser. 16BB1	5.000	10/01/2046	5,071,995
1,000,000	Minnesota State High Education Facilities Auth. (Bethel University) Rev. Ref. Ser. 17	5.000	05/01/2047	1,081,220
1,250,000	New Hope Cultural Education Facilities Finance Corp. Texas Student Housing (A&M University Project) Rev. Ser. 14A AGM	5.000	04/01/2046	1,332,825
500,000	New York State Dormitory Auth. Non State Supported Debt (Columbia University) Rev. Ser. 16A-2	5.000	10/01/2046	568,835
3,060,000	New York State Dormitory Auth. Non State Supported Debt (Cornell University) Rev. Ser. 10A	5.000	07/01/2035	3,243,998
250,000	New York State Dormitory Auth. Non State Supported Debt (Fordham University) Rev. Ser. 08B AGC(b)	5.000	07/01/2018	251,315
3,000,000	New York State Dormitory Auth. Non State Supported Debt (Icahn School of Medicine at Mount Sinai) Rev. Ref. Ser. 15A	5.000	07/01/2035	3,296,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco National AMT-Free Municipal Bond ETF (PZA) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	College & University Revenue (continued)
$3,235,000	New York State Dormitory Auth. Non State Supported Debt (Icahn School of Medicine at Mount Sinai) Rev. Ref. Ser. 15A	5.000%	07/01/2040	$3,518,612
3,500,000	New York State Dormitory Auth. Non State Supported Debt (New School) Rev. Ref. Ser. 15A	5.000	07/01/2045	3,829,945
2,350,000	New York State Dormitory Auth. Non State Supported Debt (New York University) Rev. Ref. Ser. 15A	5.000	07/01/2035	2,650,871
1,200,000	New York State Dormitory Auth. Non State Supported Debt (New York University) Rev. Ser. 12A	5.000	07/01/2037	1,319,892
6,325,000	New York State Dormitory Auth. Non State Supported Debt (State University of New York Dormitory Facilities) Rev. Ref. Ser. 15B	5.000	07/01/2045	7,052,755
1,000,000	New York State Dormitory Auth. Non State Supported Debt (The New School Project) Rev. Ref. Ser. 16A	5.000	07/01/2046	1,104,140
750,000	New York State Dormitory Auth. Non State Supported Debt Rev. Ref. Ser. 16A	5.000	07/01/2041	839,993
3,000,000	North Carolina State Capital Facilities Financing Agency (Duke University) Rev. Ref. Ser. 15	5.000	10/01/2055	3,347,520
11,100,000	Ohio State University Ser. 14A	5.000	12/01/2039	12,402,474
1,000,000	Oregon State Facilities Auth. (Reed College Project) Rev. Ref. Ser. 17A	5.000	07/01/2047	1,135,990
2,000,000	Pennsylvania State Higher Educational Facilities Auth. (Trustees University of Pennsylvania) Rev. Ser. 17A	5.000	08/15/2046	2,262,280
2,710,000	Pennsylvania State University Ser. 10	5.000	03/01/2040	2,842,844
1,950,000	Philadelphia Pennsylvania Auth. For Industrial Development (Thomas Jefferson University) Rev. Ref. Ser. 17A	5.000	09/01/2042	2,154,848
5,000,000	Public Finance Auth. Wisconsin Lease Development (Central District Development Project) Rev. Ser. 16	5.000	03/01/2041	5,502,400
2,000,000	Rhode Island State Health & Educational Building Corp. Higher Education Facility (Providence College) Rev. Ser. 17	5.000	11/01/2047	2,253,300
3,000,000	Tennessee State School Bond Auth. (Higher Educational Facilities 2nd Program) Ser. 17A	5.000	11/01/2042	3,465,840
2,000,000	University of Arkansas Arizona Various Facilities (Fayetteville Campus) Rev. Ser. 17	5.000	11/01/2047	2,285,780
9,500,000	University of California Rev. Ref. Ser. 16AR	5.000	05/15/2046	10,789,625
2,000,000	University of Michigan Ref. Ser. 17A	5.000	04/01/2042	2,305,700
3,100,000	University of Michigan Ref. Ser. 17A	5.000	04/01/2047	3,558,180
7,515,000	University of Oregon General Rev. Ser. 15A	5.000	04/01/2045	8,432,055
7,370,000	University of Vermont & State Agricultural College Ser. 09	5.125	10/01/2039	7,642,174

				151,759,785

	Electric Power Revenue—4.2%
2,000,000	American Municipal Power Ohio Inc. (Greenup Hydroelectric Project) Rev. Ser. 16A	5.000	02/15/2041	2,212,860
2,000,000	American Municipal Power Ohio Inc. (Greenup Hydroelectric Project) Rev. Ser. 16A	5.000	02/15/2046	2,204,240
10,000,000	City of San Antonio Texas Electric and Gas Rev. Ser. 17	5.000	02/01/2047	11,353,400
3,500,000	Grand River Oklahoma Dam Auth. Rev. Ser. 14A	5.000	06/01/2039	3,892,525
1,150,000	Guam Power Auth. Rev. Ser. 10A AGM(b)	5.000	10/01/2020	1,232,294
9,835,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/2030	10,661,730
950,000	JEA Florida Electric Systems Rev. Sub.-Ser. 13C	5.000	10/01/2037	1,032,897
1,300,000	Long Island New York Power Auth. Electric Systems General Rev. Ser. 17	5.000	09/01/2042	1,466,166
1,000,000	Long Island New York Power Auth. Electric Systems General Rev. Ser. 17	5.000	09/01/2047	1,123,560
2,500,000	Long Island Power Auth. New York Auth. Ref. Ser. 14A	5.000	09/01/2039	2,745,400
4,200,000	Long Island Power Auth. New York Electric Systems General Rev. Ser. 11A AGM(b)	5.000	05/01/2021	4,564,770
2,500,000	Los Angeles California Department of Water & Power Rev. Ref. Ser. 15A	5.000	07/01/2035	2,832,150
1,900,000	Lower Colorado River Texas Auth. Rev. Ref. Ser. 12A	5.000	05/15/2039	2,040,429
1,000,000	Lower Colorado River Texas Auth. Rev. Ref. Ser. 13	5.000	05/15/2039	1,088,920
500,000	Lower Colorado River Texas Auth. Transmission Contract Ref. Ser. 15	5.000	05/15/2040	546,410
2,050,000	Municipal Energy Agency of Nebraska Ref. Ser. 09A BHAC(b)	5.375	04/01/2019	2,116,666
1,000,000	Omaha Nebraska Public Power District Power District Electric Rev. Ref. Ser. 17A	5.000	02/01/2042	1,151,050
1,000,000	Snohomish County Washington Public Utility District No.1 Electric System Rev. Ser. 15	5.000	12/01/2040	1,116,010
3,000,000	Springfield Illinois Electric (Senior Lien) Rev. Ref. Ser. 15 AGM	5.000	03/01/2040	3,250,290
10,000,000	Utility Debt Securitization Auth. New York Restructuring Bonds Ref. Ser. 15	5.000	12/15/2033	11,492,400

				68,124,167

	Fuel Sales Tax Revenue—0.6%
3,250,000	Connecticut State Special Tax Obligation (Transportation Infrastructure) Rev. Ser. 14A	5.000	09/01/2034	3,505,385
2,000,000	Kansas State Department of Transportation Highway Rev. Ser. 15	5.000	09/01/2035	2,275,480
3,000,000	Massachusetts State Transportation Fund (Rail Enhancement Program) Rev. Ser. 15A	5.000	06/01/2045	3,376,050

				9,156,915

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco National AMT-Free Municipal Bond ETF (PZA) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	General Fund—0.6%
$1,000,000	California State Ref. Ser. 17	4.000%	08/01/2038	$1,046,460
3,000,000	California State Ser. 16	5.000	09/01/2046	3,410,820
5,000,000	Washington State Ser. 17D	5.000	02/01/2038	5,710,400

				10,167,680

	Health, Hospital, Nursing Home Revenue—9.1%
1,000,000	Berks County Pennsylvania Industrial Development Auth. Health System (Tower Health Project) Rev. Ref. Ser. 17	3.750	11/01/2042	958,170
650,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities (Children’s Hospital) Rev. Ser. 09 AGC(b)	6.000	06/01/2019	678,788
1,000,000	California State Health Facilities Financing Auth. (Cedars Sinai Medical Center) Rev. Ref. Ser. 16B	5.000	08/15/2035	1,141,780
500,000	California State Health Facilities Financing Auth. (Children’s Hospital Los Angeles) Rev. Ser. 10A AGM(b)	5.250	07/01/2020	535,440
3,000,000	California State Health Facilities Financing Auth. (El Camino Hospital) Rev. Ser. 17	4.000	02/01/2042	3,039,690
2,250,000	California State Health Facilities Financing Auth. (El Camino Hospital) Rev. Ser. 17	5.000	02/01/2042	2,513,092
3,500,000	California State Health Facilities Financing Auth. (Kaiser Permanente) Rev. Sub.-Ser. 17A-2	5.000	11/01/2047	4,483,815
5,615,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 11D	5.000	08/15/2035	6,146,123
8,000,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 16B	5.000	11/15/2046	8,935,120
4,000,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	4.000	02/01/2042	4,011,520
1,715,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	5.000	02/01/2042	1,869,504
2,500,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	5.000	02/01/2047	2,711,650
1,000,000	California State Municipal Financing Auth. (Northbay Healthcare Group) Rev. Ser. 17A	5.250	11/01/2041	1,084,800
715,000	California Statewide Communities Development Auth. (Adventist Remarketed 05/23/08) Rev. Ser. 07B AGC(b)	5.000	05/23/2018	716,366
1,000,000	Cape Girardeau County Missouri Industrial Development Auth. (Southeasthealth Obligated Group) Ref. Ser. 17A	5.000	03/01/2036	1,069,890
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Certificates Rev. Sub.-Ser. 05B AMBAC(b)	5.500	04/01/2020	2,662,975
1,750,000	Colorado State Health Facilities Auth. Hospital (Evangelical Lutheran Good Sam Aritan Society Project) Rev. Ref. Ser. 17	5.000	06/01/2047	1,884,855
1,570,000	District of Columbia Hospital (Children’s Hospital Obligation Group) Rev. Ser. 08 AGC(b)	5.250	07/15/2018	1,581,304
2,000,000	Gainesville & Hall County Georgia Hospital Auth. (Northeast Georgia Health System, Inc. Project) Ref. Ser. 17B	5.500	02/15/2042	2,351,460
3,000,000	Glynn-Brunswick Georgia Memorial Hospital Auth. Anticipation Certificates (Southeast Georgia Health Systems Project) Ser. 17	5.000	08/01/2047	3,256,380
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/2041	3,106,020
4,400,000	Hamilton County Ohio Health Care Facilities (Christ Hospital Project) Rev. Ser. 12 AGM	5.000	06/01/2042	4,751,296
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility (TECO Project) Rev. Ser. 08 AGC(b)	5.125	11/15/2018	3,869,122
2,000,000	Hawaii State Department of Budget and Finance Special Purpose (Queens Health Systems) Rev. Ref. Ser. 15A	5.000	07/01/2035	2,224,700
1,000,000	Illinois Finance Auth. (Carle Foundation) Rev. Ser. 11A AGM	6.000	08/15/2041	1,105,710
1,000,000	Illinois Finance Auth. (Southern Illinois Healthcare) Rev. Ser. 05 AGM(b)	5.250	03/01/2020	1,059,220
1,700,000	Indiana Health & Educational Facilities Finance Auth. (St. Francis) Rev. Ref. Ser. 06E AGM(b)	5.250	05/01/2018	1,700,000
3,000,000	Indiana State Health & Educational Facilities Financing Auth. (Acension Senior Credit Group Ser. 2006B-7 Remarketed 11/3/16) Rev. Ref. Ser. 06	5.000	11/15/2046	3,398,130
1,050,000	Lakeland Florida Hospital Systems (Lakeland Regional Health) Rev. Ser. 15	5.000	11/15/2040	1,147,062
1,500,000	Lancaster County Pennsylvania Hospital Auth. (University of Pennsylvania Health System) Ref. Ser. 16	5.000	08/15/2046	1,667,385
4,285,000	Louisiana State Local Government Environmental Facilities & Community (Woman’s Hospital Foundation Project) Ref. Ser. 17A	5.000	10/01/2041	4,727,855
1,000,000	Lynchburg Virginia Economic Development Auth. Hospital (Center Health Obligated Group) Rev. Ref. Ser. 17A	5.000	01/01/2047	1,093,240
4,750,000	Massachusetts State Development Finance Agency (Dana-Farber Cancer Institute) Rev. Ser. 16N	5.000	12/01/2046	5,300,145
6,595,000	Medford Oregon Hospital Facilities Auth. (Asanthe Health System) Rev. Ref. Ser. 10 AGM	5.500	08/15/2028	7,039,305
2,000,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/2041	2,094,200
1,200,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/2045	1,255,188
2,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/2035	2,215,840

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco National AMT-Free Municipal Bond ETF (PZA) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Health, Hospital, Nursing Home Revenue (continued)
$3,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16A	5.000%	07/01/2040	$3,301,350
2,750,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/2046	3,011,965
1,250,000	Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 17A	4.000	07/01/2047	1,258,537
2,000,000	Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 17A	5.000	07/01/2048	2,193,900
1,000,000	New Hope Cultural Education Facilities Finance Corp. Texas Senior Living (Cardinal Bay Inc.—Village on the Park Carriage Inn Project) Rev. Ser. 16A-1	5.000	07/01/2046	1,087,890
1,000,000	New Hope Cultural Education Facilities Finance Corp. Texas Senior Living (Cardinal Bay Inc.—Village on the Park Carriage Inn Project) Rev. Ser. 16A-1	5.000	07/01/2051	1,084,230
500,000	New Jersey Health Care Facilities Financing Auth. (Barnabas Health) Rev. Ref. Ser. 11A(b)	5.625	07/01/2021	551,885
1,000,000	New Jersey Health Care Facilities Financing Auth. (Princeton Healthcare System) Rev. Ref. Ser. 16A	5.000	07/01/2039	1,092,310
3,000,000	New Jersey Health Care Facilities Financing Auth. (University Hospital) Rev. Ser. 15A AGM	5.000	07/01/2046	3,280,830
10,000,000	New Jersey Health Care Facilities Financing Auth. (Virtua Health) Rev. Ser. 09 AGC	5.500	07/01/2038	10,396,800
2,500,000	New York State Dormitory Auth. Non State Supported Debt (New York University Hospitals Center) Rev. Ref. Ser. 15	5.000	07/01/2034	2,791,300
1,000,000	Ohio State Higher Educational Facilities Community (Summa Health System 2010 Project) Rev. Ser. 10 AGM	5.250	11/15/2035	1,053,640
2,500,000	Palm Beach County Florida Health Facilities Auth. Health Facilities (Bethesda Healthcare System, Inc. Project) Rev. Ser. 10A AGM(b)	5.250	07/01/2020	2,676,100
985,000	Roanoke Virginia Industrial Development Auth. Hospital (Carilion Health System-Remarketed) Rev. Ref. Ser. 05B AGM	5.000	07/01/2038	1,028,675
15,000	Roanoke Virginia Industrial Development Auth. Hospital (Carilion Health System-Remarketed) Rev. Ser. 05B AGM(b)	5.000	07/01/2020	15,961
4,350,000	South Carolina Jobs-Economic Development Auth. Hospital (Palmetto Health) Rev. Ref. Ser. 11A AGM(b)	6.500	08/01/2021	4,922,677
1,000,000	South Fork Municipal Auth. Pennsylvania Hospital (Conemaugh Valley Memorial Hospital) Rev. Ser. 10B AGC(b)	5.375	07/01/2020	1,068,680
1,750,000	Tampa Florida Health System (BayCare Obligated Group) Rev. Ser. 16A	5.000	11/15/2046	1,932,473
750,000	Tarrant County Texas Cultural Education Facilities Finance Corp. Hospital (Baylor Scott & White Health Project) Rev. Ref. Ser. 16A	5.000	11/15/2045	828,203
2,050,000	Washington State Health Care Facilities Auth. (Multicare Health System Remarketed) Rev. Ser. 07B AGM(b)	5.500	08/15/2018	2,072,243
1,000,000	Washington State Health Care Facilities Auth. (Virginia Mason Medical Center) Ref. Ser. 17	4.000	08/15/2042	990,740
1,500,000	Wisconsin State Health & Educational Facilities Auth. (Prohealth Care Obligated Group) Rev. Ref. Ser. 15	5.000	08/15/2039	1,627,665

				147,655,194

	Highway Tolls Revenue—7.7%
2,500,000	Bay Area California Auth. Toll Bridge (San Francisco Bay Area Subordinate Toll Bridge) Rev. Ser. 17S-7	4.000	04/01/2042	2,591,075
2,500,000	Bay Area California Auth. Toll Bridge Rev. Ser. 14S-6	5.000	10/01/2054	2,749,875
5,000,000	Bay Area California Auth. Toll Bridge Rev. Ser. 17F-1	4.000	04/01/2056	5,128,200
1,250,000	Central Texas Regional Mobility Auth. Rev. Ref. Ser. 16	5.000	01/01/2040	1,368,862
700,000	Central Texas Regional Mobility Auth. Rev. Ref. Ser. 16	5.000	01/01/2046	761,180
1,000,000	Delaware River Joint Pennsylvania Toll Bridge Commission Ser. 17	5.000	07/01/2042	1,127,550
7,500,000	Delaware River Port Auth. Pennsylvania & New Jersey Rev. Ser. 10D AGM	5.000	01/01/2040	7,844,775
3,000,000	Foothill-Eastern Transportation Corridor Agency California Toll Road Remarketed Rev. Ref. Sub.-Ser. 14 B-1	3.950	01/15/2053	2,949,690
2,000,000	Greater New Orleans Louisiana Expressway Commission Toll (Sub.-Lien Bond) Rev. Ser. 17 AGM	5.000	11/01/2042	2,207,420
2,000,000	Greater New Orleans Louisiana Expressway Commission Toll (Sub.-Lien Bond) Rev. Ser. 17 AGM	5.000	11/01/2047	2,206,040
4,000,000	Illinois State Toll Highway Auth. Senior Ser. 16B	5.000	01/01/2041	4,461,800
1,000,000	New Jersey State Turnpike Auth. Ref. Ser. 17B	5.000	01/01/2040	1,135,210
6,000,000	New Jersey State Turnpike Auth. Ser. 17A	5.000	01/01/2034	6,835,680
4,000,000	New York State Thruway Auth. General (Junior Indebtedness Obligation-Junior Lien) Rev. Ser. 16A	5.250	01/01/2056	4,492,520
3,000,000	New York State Thruway Auth. Ref. Ser. 14	5.000	01/01/2032	3,375,270

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco National AMT-Free Municipal Bond ETF (PZA) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Highway Tolls Revenue (continued)
$1,500,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ref. Ser. 17B	5.000%	11/15/2038	$1,716,735
525,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 15A	5.000	11/15/2040	589,738
4,000,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 16A	5.000	11/15/2041	4,515,680
3,000,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 16A	5.000	11/15/2046	3,361,890
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC(b)	5.750	01/01/2019	4,104,520
2,500,000	North Texas Tollway Auth. Rev. Ref. Ser. 15B	5.000	01/01/2040	2,703,550
1,800,000	North Texas Tollway Auth. Rev. Ref. Ser. 16A	5.000	01/01/2039	2,008,224
10,000,000	North Texas Tollway Auth. System (1st Tier) Rev. Ref. Ser. 17A	5.000	01/01/2043	11,272,900
1,660,000	Oklahoma State Turnpike Auth. (Second) Ser. 17C	5.000	01/01/2047	1,879,087
5,000,000	Oklahoma State Turnpike Auth. Ser. 17A	5.000	01/01/2042	5,618,050
15,000,000	Pennsylvania State Turnpike Commission Rev. Ser. 14B	5.250	12/01/2039	16,689,000
8,800,000	Pennsylvania State Turnpike Commission Rev. Sub.-Ser. 12B AGM	5.000	12/01/2042	9,516,496
5,000,000	Tampa-Hillsborough County Florida Expressway Auth. Rev. Ser. 17	5.000	07/01/2047	5,616,750
2,000,000	Tampa-Hillsborough County Florida Expressway Auth. Ser. 17C	5.000	07/01/2048	2,258,280
2,500,000	Texas State Transportation Commission Turnpike System Rev. Ref. Ser. 15C	5.000	08/15/2042	2,701,050

				123,787,097

	Hotel Occupancy Tax—0.9%
1,000,000	Baltimore Maryland Convention Center Hotel Project (Convention Center Hotel) Ref. Ser. 17	5.000	09/01/2039	1,106,730
500,000	Baltimore Maryland Convention Center Hotel Project (Convention Center Hotel) Ref. Ser. 17	5.000	09/01/2042	550,455
3,950,000	Harris County Houston Texas Sports Auth. (Senior Lien) Rev. Ref. Ser. 14A	5.000	11/15/2053	4,264,697
2,215,000	Miami-Dade County Florida Special Obligation Ref. Sub.-Ser. 12B	5.000	10/01/2037	2,401,569
2,000,000	New York State Convention Center Development Corp. (Hotel Unit Fee Secured) Rev. Ref. Ser. 15	5.000	11/15/2040	2,230,840
3,000,000	New York State Convention Center Development Corp. (Hotel Unit Fee Secured) Rev. Ref. Ser. 15	5.000	11/15/2045	3,331,440

				13,885,731

	Income Tax Revenue—2.3%
1,200,000	District of Columbia Income Tax Secured Rev. Ser. 11G	5.000	12/01/2036	1,305,984
4,150,000	New York City Transitional Finance Auth. Future Tax Secured (Fiscal 2011) Rev. Ser.11D	5.000	02/01/2035	4,429,336
2,000,000	New York City Transitional Finance Auth. Future Tax Secured (Fiscal 2015) Rev. Sub.-Ser.14A-1	5.000	08/01/2035	2,237,120
4,330,000	New York City Transitional Finance Auth. Future Tax Secured (Fiscal 2015) Rev. Sub.-Ser.14B-1	5.000	08/01/2042	4,798,982
1,850,000	New York City Transitional Finance Auth. Future Tax Secured Rev. Sub.-Ser.16B-1	4.000	08/01/2041	1,902,318
1,325,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 10F	5.000	02/15/2035	1,391,502
4,000,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 11C	5.000	03/15/2041	4,286,600
4,500,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 12B	5.000	03/15/2042	4,875,975
1,905,000	New York State Dormitory Auth. Personal Income Tax Rev. Ref. Ser. 14E	5.000	02/15/2044	2,112,588
7,530,000	New York State Dormitory Auth. Personal Income Tax Rev. Ref. Ser. 15A	5.000	03/15/2035	8,438,495
1,000,000	New York State Urban Development Corp. State Personal Income Tax Rev. Ser. 13A-1	5.000	03/15/2043	1,098,510

				36,877,410

	Lease Revenue—2.2%
6,000,000	California State Municipal Financing Auth. Lease (Orange County Civic Center Infrastructure Improvement Program) Rev. Ser. 17A	5.000	06/01/2042	6,926,880
1,500,000	California State Public Works Board Lease Rev. Ser. 14B	5.000	10/01/2039	1,662,735
500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC(b)	5.750	02/01/2019	515,110
2,250,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/2039	2,509,740
1,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/2044	1,112,920
11,400,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 16D	5.000	12/01/2045	12,690,138
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC(b)	5.375	02/01/2019	513,460
1,000,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2046	1,033,910
2,000,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2051	2,122,880
250,000	Pennsylvania State COP Ref. Ser. 18A	5.000	07/01/2043	272,525
4,000,000	Richmond Joint Powers Financing Auth. Lease (Civic Center Project) Rev. Ser. 09 AGC	5.750	08/01/2029	4,175,120
2,000,000	Sandy Spring Georgia Public Facilities Auth. (City Center Project) Rev. Ser. 15	5.000	05/01/2041	2,274,920

				35,810,338

	Local or GTD Housing—0.2%
2,440,000	New York State Dormitory Auth. Non State Supported Debt (North Shore Long Island Jewish Obligation Group) Rev. Ref. Ser. 15A	5.000	05/01/2036	2,718,258

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco National AMT-Free Municipal Bond ETF (PZA) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Lottery Revenue—0.5%
$7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000%	07/01/2029	$7,846,050

	Miscellaneous Revenue—3.6%
3,500,000	California State Various Purpose (Green Bonds) Ser. 14	5.000	10/01/2037	3,946,915
5,000,000	California State Various Purpose Ser. 14	5.000	10/01/2039	5,622,850
3,745,000	Connecticut State Ser. 17A	5.000	04/15/2035	4,104,108
2,500,000	Dallas Texas Civic Center & Improvement Rev. Ref. Ser. 09 AGC	5.250	08/15/2034	2,597,050
5,000,000	Hudson Yards Infrastructure Corporation Second Indenture Rev. Ref. Ser. 17A	5.000	02/15/2042	5,647,550
2,025,000	Indianapolis Indiana Local Public Improvement Bond Bank (PILOT Infrastructure Project) Ser. 10F AGM(b)	5.000	01/01/2020	2,126,270
535,000	Indianapolis Indiana Local Public Improvement Bond Bank (PILOT Infrastructure Project) Ser. 10F AGM(b)	5.000	01/01/2020	561,755
2,190,000	Kansas City Missouri Special Obligation & Improvement (Downtown Arena Project) Ref. Ser. 16E	5.000	04/01/2040	2,398,576
2,000,000	Maryland State Stadium Auth. Baltimore City Public Schools Rev. Ser. 16	5.000	05/01/2041	2,228,360
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/2032	400,852
500,000	New York City Industrial Development Agency (Queens Baseball Stadium PILOT) Rev. Ser. 09 AGC	6.500	01/01/2046	514,850
3,000,000	New York City Transitional Finance Auth. Building Aid (Fiscal 2015) Rev. Ser. 15S-1	5.000	07/15/2040	3,319,500
4,200,000	New York City Transitional Finance Auth. Building Aid Rev. Sub.-Ser. 11S-1A	5.250	07/15/2037	4,596,648
2,500,000	Newark New Jersey Housing Auth. Rev. (City-Secured Police Facilities) Rev. Ref. Ser. 16 AGM	5.000	12/01/2038	2,781,700
5,000,000	Oregon State (Article XI-G OHSU Project) Ser. 17H	5.000	08/01/2042	5,749,800
2,500,000	Oregon State (Article XI-Q State Project) Ser. 17A	5.000	05/01/2042	2,866,225
2,000,000	South Carolina State Public Service Auth. Obligation Rev. Ref. Ser. 14C	5.000	12/01/2039	2,151,780
3,975,000	Texas State Water Development Board Ser. 17A	5.000	10/15/2047	4,551,097
2,000,000	Virginia State Commonwealth Transportation Board Rev. Ref. Ser. 17A	4.000	05/15/2036	2,097,020

				58,262,906

	Miscellaneous Taxes—0.2%
2,000,000	Chicago Illinois Board of Education Dedicated Capital Improvement Ser. 17	6.000	04/01/2046	2,329,160
1,000,000	Tuscaloosa Alabama City Board of Education School Tax Warrants Ser. 16	5.000	08/01/2046	1,124,890

				3,454,050

	Natural Gas Revenue—0.7%
3,655,000	Chula Vista California Industrial Development (San Diego Gas—Remarketed 06/17/09) Rev. Ser. 04A	5.875	02/15/2034	3,804,782
3,000,000	Philadelphia Pennsylvania Gas Works (1998 General Ordinance-Fifteenth) Rev. Ref. Ser. 17	5.000	08/01/2042	3,320,250
4,000,000	Philadelphia Pennsylvania Gas Works (1998 General Ordinance-Fifteenth) Rev. Ref. Ser. 17	5.000	08/01/2047	4,410,480

				11,535,512

	Nuclear Revenue—1.4%
7,000,000	South Carolina State Public Service Auth. Obligation Rev. Ref. Ser. 16A	5.000	12/01/2037	7,661,080
2,500,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 15E	5.250	12/01/2055	2,723,000
6,250,000	South Carolina State Public Service Auth. Rev. Ref. Ser. 16A	5.000	12/01/2035	6,858,625
4,660,000	South Carolina State Public Service Auth. Rev. Ser. 13E	5.000	12/01/2048	4,933,868

				22,176,573

	Port, Airport & Marina Revenue—8.4%
3,000,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.250	07/01/2030	3,183,720
1,500,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.500	07/01/2040	1,603,335
1,925,000	Charlotte North Airport Rev. Ser. 17A	5.000	07/01/2042	2,204,837
3,500,000	Chicago Illinois Midway Airport Rev. Ref. Ser. 16B	5.000	01/01/2041	3,852,555
2,500,000	Chicago Illinois Midway Airport Rev. Ref. Ser. 16B	5.000	01/01/2046	2,743,000
2,900,000	Chicago Illinois O’Hare International Airport (General Senior Lien) Rev. Ref. Ser. 16C	5.000	01/01/2037	3,208,560
7,500,000	Chicago Illinois O’Hare International Airport (General Senior Lien) Rev. Ref. Ser. 17B	5.000	01/01/2039	8,352,000
4,000,000	Chicago Illinois O’Hare International Airport Rev. Ref. Ser. 15B	5.000	01/01/2033	4,441,520
1,250,000	Chicago Illinois O’Hare International Airport Rev. Ser. 15D	5.000	01/01/2046	1,375,350
1,000,000	City of Cleveland Ohio Airport System Rev. Ref. Ser. 12A AGM	5.000	01/01/2031	1,078,240
9,335,000	Clark County Nevada Airport Rev. Ref. Sub.-Ser. 17A-2	5.000	07/01/2040	10,525,679
2,000,000	Dallas Fort Worth Texas International Airport Rev. Ref. Ser. 12B	5.000	11/01/2035	2,130,320
2,000,000	Los Angeles California Department of Airports (Senior Los Angeles International Airport) Ser. 10A	5.000	05/15/2040	2,124,060
1,500,000	Manchester New Hampshire General Airport Remarketed Rev. Ref. Ser. 09A AGM	5.125	01/01/2030	1,527,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Invesco National AMT-Free Municipal Bond ETF (PZA) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Port, Airport & Marina Revenue (continued)
$1,500,000	Metropolitan Nashville Tennessee Airport Auth. Rev. Ser. 15A	5.000%	07/01/2045	$1,674,630
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/2035	7,424,200
600,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/2035	630,888
2,000,000	Phoenix Arizona Civic Improvement Corp. Airport (Junior Lien) Rev. Ser. 15A	5.000	07/01/2045	2,208,540
17,960,000	Port Auth. of New York & New Jersey (194th Series) Ref. Ser. 15	5.000	10/15/2041	20,227,630
2,400,000	Port Auth. of New York & New Jersey (Consolidated Bonds Two Hundredth) Ref. Ser. 17	5.250	10/15/2057	2,744,184
3,500,000	Port Auth. of New York & New Jersey (Consolidated) Ref. Ser. 15-189	5.000	05/01/2045	3,906,105
6,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Eighty-Fourth) Ref. Ser. 14	5.000	09/01/2039	6,705,300
2,400,000	Sacramento County California Airport System Senior Rev. Ref. Ser. 16A	5.000	07/01/2041	2,708,112
2,250,000	Sacramento County California Airport System Senior Rev. Ref. Sub.-Ser. 16B	5.000	07/01/2041	2,528,550
2,000,000	Salt Lake City Utah Airport Rev. Ser. 17B	5.000	07/01/2042	2,260,140
4,000,000	Salt Lake City Utah Airport Rev. Ser. 17B	5.000	07/01/2047	4,506,840
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 14B	5.000	05/01/2044	2,199,620
17,315,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 16C	5.000	05/01/2046	19,511,754
1,300,000	San Jose California Airport Rev. Ref. Ser. 17B	5.000	03/01/2042	1,474,434
5,000,000	San Jose California Airport Rev. Ref. Ser. 17B	5.000	03/01/2047	5,650,400
500,000	Wayne County Michigan Airport Auth. Rev. Ser. 15D	5.000	12/01/2040	550,945

				135,263,258

	Recreational Revenue—0.2%
3,000,000	New York City Industrial Development Agency (Yankee Stadium PILOT) Rev. Ser. 09 AGC	7.000	03/01/2049	3,124,110

	Sales Tax Revenue—7.2%
5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/2035	5,443,050
6,500,000	Central Puget Sound Washington State Regional Transit Auth. (Green Bonds) Ser. 16S-1	5.000	11/01/2041	7,400,770
3,000,000	Central Puget Sound Washington State Regional Transit Auth. (Green Bonds) Ser. 16S-1	5.000	11/01/2046	3,829,620
10,000,000	Chicago Illinois Transit Auth. Sales Tax Receipts Second Lien Rev. Ser. 17 AGM	5.000	12/01/2051	10,742,500
5,540,000	Dallas Texas Area Rapid Transit Sales Tax Rev. Ref. Ser. 16A	5.000	12/01/2046	6,178,762
1,000,000	Denver Colorado City & County Dedicated Tax & Improvement Rev. Ref. Ser. 16A	5.000	08/01/2042	1,127,980
750,000	Denver Colorado City & County Dedicated Tax & Improvement Rev. Ref. Ser. 16A	5.000	08/01/2044	844,822
1,815,000	Illinois Regional Transportation Auth. Ser. 00 NATL	6.500	07/01/2030	2,336,595
10,000,000	Illinois State Sales Tax Securitization Corporation Ref. Ser. 18A	5.000	01/01/2040	11,082,000
2,750,000	Jefferson Louisiana Sales Tax District Special Sales Tax Rev. Ser. 17B AGM	5.000	12/01/2042	3,121,580
7,145,000	Massachusetts State Bay Transportation Auth. Sales Tax (Senior Lien) Rev. Ser. 15A	5.000	07/01/2040	8,069,563
8,770,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ref. Ser. 15C	5.000	08/15/2037	9,916,063
3,410,000	Massachusetts State School Building Auth. Sales Tax Rev. Ser. 16A	5.000	11/15/2045	3,839,967
3,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Sales (Regional Asset District) Ref. Ser. 10 AGM	5.000	02/01/2031	3,166,830
2,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Sub.-Ser. 10A AGM	5.000	08/01/2040	2,543,750
26,500,000	Sales Tax Asset Receivables Corp. (Fiscal 2015) Ref. Ser. 14A	4.000	10/15/2032	28,625,035
6,620,000	San Diego County California Regional Transportation Commission Ser. 16A	5.000	04/01/2048	7,536,407

				115,805,294

	Sewer Revenue—4.8%
24,375,000	Chicago Illinois Wastewater Transmission (Second Lien) Rev. Ser. 12 AGM	5.000	01/01/2037	25,758,525
2,500,000	Chicago Illinois Wastewater Transmission (Second Lien) Rev. Ser. 17A AGM	5.250	01/01/2042	2,800,600
7,000,000	Chicago Illinois Wastewater Transmission (Second Lien) Rev. Ser. 17A AGM	4.000	01/01/2052	6,973,960
5,000,000	Detroit Michigan Water & Sewerage Department Sewerage Disposal System (Senior Lien-Remarketed) Rev. Ref. Ser. 12A AGM	5.000	07/01/2039	5,272,150
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/2037	505,130
5,000,000	Jefferson County Alabama Sewer (Senior Lien) Rev. Ser. 13A AGM	5.500	10/01/2053	5,551,050
14,695,000	King County Washington Sewer & Improvement Rev. Ref. Ser. 16B	5.000	07/01/2039	16,291,024
1,000,000	Los Angeles California Wastewater System (Green Bonds) Rev. Ser. 15A	5.000	06/01/2044	1,123,310
1,500,000	Los Angeles California Wastewater System (Green Bonds) Rev. Ser. 15C	5.000	06/01/2045	1,689,045
1,500,000	Los Angeles California Wastewater System (Green Bonds) Rev. Sub.-Ser. 17A	5.250	06/01/2047	1,762,590
1,000,000	Metropolitan St. Louis Missouri Sewer District Wastewater System Rev. Ser. 16C	5.000	05/01/2046	1,131,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco National AMT-Free Municipal Bond ETF (PZA) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Sewer Revenue (continued)
$750,000	Metropolitan St. Louis Missouri Sewer District Wastewater Systems & Improvement Rev. Ref. Ser. 17A	5.000%	05/01/2047	$859,238
6,500,000	Northeast Ohio Regional Sewer District Ref. Ser. 14	5.000	11/15/2049	7,258,160

				76,976,182

	Student Loan Revenue—0.1%
1,730,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 AGC	5.875	12/01/2039	1,788,820

	Tax Increment Revenue—2.0%
17,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser. 14A AGM	5.000	09/01/2044	18,324,300
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub.-Ser. 08A-1 AGC(b)	6.000	06/01/2018	1,003,460
1,500,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub.-Ser. 08A-1 AGC(b)	6.000	06/01/2018	1,505,190
5,545,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub.-Ser. 08A-1 AGC(b)	6.000	06/01/2018	5,564,186
1,000,000	Kentucky State Economic Development Financing Auth. (Louisville Arena Project) Rev. Ref. Ser. 17A AGM	5.000	12/01/2045	1,091,380
1,000,000	Kentucky State Economic Development Financing Auth. (Louisville Arena Project) Rev. Ref. Ser. 17A AGM	5.000	12/01/2047	1,081,420
4,000,000	Miami Beach Florida Redevelopment Agency Tax Increment (City Center) Rev. Ref. Ser. 15A AGM	5.000	02/01/2040	4,446,040

				33,015,976

	Transit Revenue—4.1%
1,000,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	5.000	10/01/2036	1,127,110
940,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	5.000	10/01/2037	1,058,750
5,000,000	Massachusetts State Transportation Fund Rev. Ref. Ser. 17A	5.000	06/01/2043	5,759,750
4,990,000	Metropolitan Transportation Auth. New York Rev Ser. 12E-1 AGM(b)	5.000	11/15/2022	5,617,592
1,510,000	Metropolitan Transportation Auth. New York Rev Ser. 12E-1 AGM	5.000	11/15/2042	1,657,331
5,000,000	Metropolitan Transportation Auth. New York Rev. Ref. Sub.-Ser. 15C-1	5.000	11/15/2035	5,616,150
13,190,000	Metropolitan Transportation Auth. New York Rev. Ser.13A-1	5.000	11/15/2040	14,330,803
10,000,000	Metropolitan Transportation Auth. New York Rev. Sub.-Ser. 15A-1	5.000	11/15/2045	10,993,600
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/2038	15,331,500
1,250,000	Northern Indiana Commuter Transportation District Rev. Ser. 16	5.000	07/01/2041	1,384,900
3,000,000	Washington DC Metropolitan Area Transit Auth. Gross Rev. Ser. 17B	5.000	07/01/2042	3,423,270

				66,300,756

	Water Revenue—12.4%
3,695,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM(b)	5.250	11/01/2019	3,880,230
3,305,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/2034	3,458,649
1,000,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 16	5.000	11/15/2041	1,135,910
1,000,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 16	5.000	11/15/2045	1,132,710
9,510,000	Baltimore Maryland Project (Water Projects) Rev. Sub.-Ser. 17A	5.000	07/01/2046	10,643,212
1,000,000	Birmingham Alabama Waterworks Broad Water Rev. Ref. Ser. 15A	5.000	01/01/2042	1,109,110
2,160,000	Bucks County Pennsylvania Water & Sewer Auth. System Rev. Ser. 11 AGM(b)	5.000	12/01/2021	2,373,365
1,485,000	Chicago Illinois Wastewater (2017 Second Lien) Rev. Ref. Ser. 08 AGM(b)	5.250	11/01/2018	1,510,616
440,000	Chicago Illinois Wastewater (2017 Second Lien) Rev. Ref. Ser. 08 AGM	5.250	11/01/2033	446,050
3,500,000	Chicago Illinois Wastewater (Second Lien) Rev. Ref. Ser. 17-2 AGM	5.000	11/01/2038	3,882,270
325,000	Chicago Illinois Waterworks (Second Lien) Rev. Ref. Ser. 08 AGM(b)	5.250	11/01/2018	330,606
200,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11 AGM(b)	5.000	10/01/2021	219,354
6,000,000	Dallas Texas Waterworks & Sewer System Rev. Ser. 17	5.000	10/01/2046	6,840,300
5,000,000	Denver Colorado City & County Board of Water Commissioners Water (Green Bond) Rev. Ser. 17A	5.000	09/15/2047	5,758,400
2,500,000	District of Columbia Water & Sewer Auth. Public Utility (Sub.-Lien) Rev. Ref. Ser. 16A	5.000	10/01/2039	2,834,775
5,000,000	District of Columbia Water & Sewer Auth. Public Utility (Sub.-Lien) Rev. Ser. 13A	5.000	10/01/2048	5,470,000
3,000,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.000	03/01/2034	3,347,520
3,500,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.250	03/01/2039	3,936,170
1,500,000	Florida Municipal Loan Council Ser. 11D AGM	5.500	10/01/2041	1,646,340
190,000	Houston Texas Utility System Combine (First Lien) Rev. Ref. Ser. 09A AGC	6.000	11/15/2035	198,193
1,275,000	Indianapolis Indiana Local Public Improvement Bond Bank (Waterworks Project) Ser. 09A AGC(b)	5.500	01/01/2019	1,306,646
5,260,000	Indianapolis Indiana Local Public Improvement Bond Bank (Waterworks Project) Ser. 09A AGC	5.500	01/01/2038	5,378,876

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Invesco National AMT-Free Municipal Bond ETF (PZA) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Water Revenue (continued)
$1,500,000	Los Angeles California Department of Water & Power Ref. Ser. 16A	5.000%	07/01/2046	$1,690,845
8,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/2043	8,736,240
10,000,000	Massachusetts State Water Resources Auth. (Green Bonds) Ref. Ser. 16C	5.000	08/01/2040	11,419,800
1,500,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM(b)	4.625	10/01/2020	1,593,045
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM(b)	5.000	10/01/2020	1,070,830
20,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM(b)	5.000	10/01/2020	21,416,600
10,000,000	Miami-Dade County Florida Water & Sewer Systems Rev. Ser. 17A	3.375	10/01/2047	8,989,900
600,000	New York City Municipal Water Finance Auth. Rev. Ref. Ser. 14EE	5.000	06/15/2036	669,810
5,000,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2009) Rev. Ser. 09EE	5.000	06/15/2039	5,163,450
3,295,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2012) Rev. Ser. 11BB	5.000	06/15/2044	3,571,154
10,205,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2012) Rev. Ser. 12CC	5.000	06/15/2045	11,056,607
9,640,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2013) Rev. Ser. 12BB	5.000	06/15/2047	10,543,943
500,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2013) Rev. Ser. 13EE	5.000	06/15/2047	549,605
11,180,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2014) Rev. Ser. 14CC-1	5.000	06/15/2047	12,375,142
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution) Rev. Ser. 08DD	6.000	06/15/2040	1,005,120
5,750,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. Ref. Ser. 17EE	5.000	06/15/2037	6,602,035
5,000,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 09 AGC	5.250	12/15/2034	5,247,750
2,500,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 11 AGM	5.000	12/15/2036	2,695,150
2,000,000	North Sumter County Florida Utility Dependent District Utility Rev. Ser. 10 AGM	5.375	10/01/2040	2,140,640
875,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM	5.000	08/01/2040	920,911
285,000	Port St. Lucie Florida Utility System Rev. Ref. Ser. 09 AGC	5.000	09/01/2035	287,887
4,050,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. (Senior Lien) Rev. Ser. 08A AGC	5.125	07/01/2047	4,057,250
2,500,000	San Antonio Texas Water (Junior Lien) Rev. Ref. Ser. 18A	5.000	05/15/2043	2,860,550
1,000,000	San Jacinto Texas River Auth. Special Project (GRP Project) Rev. Ser. 11 AGM	5.000	10/01/2037	1,036,050
1,000,000	Texas State Water Development Board (State Water Implementation Rev. Fund For Texas) Ser. 16	5.000	10/15/2046	1,135,540
3,910,000	Texas State Water Development Board Ser. 15A	5.000	10/15/2045	4,373,335
1,000,000	Wyandotte County Kansas City Government Utility System Improvement Rev. Ser. 16A	5.000	09/01/2040	1,107,790
1,500,000	Wyandotte County Kansas City Government Utility System Improvement Rev. Ser. 16A	5.000	09/01/2045	1,656,540

				200,812,821

	Total Investments in Securities (Cost $1,560,943,170)(c)—97.7%			1,578,553,344
	Other assets less liabilities—2.3%			37,730,247

	Net Assets—100.0%			$1,616,283,591

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco National AMT-Free Municipal Bond ETF (PZA) (continued)

April 30, 2018

(Unaudited)

Investment Abbreviations:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

Auth.—Authority

BAM—Build America Mutual

BHAC—Berkshire Hathaway Assurance Corp.

COP—Certificate of Participation

GTD—Grant To Date

NATL—National Public Finance Guarantee Corp.

PILOT—Payment-in-lieu-of-taxes

PSF-GTD—Permanent School Fund Guaranteed

RAC—Revenue Anticipation Certificates

Ref.—Refunding

Rev.—Revenue

Ser.—Series

Sub.—Subordinated

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2018 represented less than 1% of the Fund’s Net Assets.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of April 30, 2018. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	18.6%
Assured Guaranty Corp.	5.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Invesco New York AMT-Free Municipal Bond ETF (PZT)

April 30, 2018

(Unaudited)

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Income Tax Revenue	15.7
College & University Revenue	14.3
Electric Power Revenue	11.0
Miscellaneous Revenue	10.3
Sales Tax Revenue	7.0
Highway Tolls Revenue	5.7
Ad Valorem Property Tax	5.5
Water Revenue	5.0
Health, Hospital, Nursing Home Revenue	4.7
Transit Revenue	4.1
Lease Revenue	3.5
Industrial Revenue	3.2
Hotel Occupancy Tax	3.1
Recreational Revenue	3.1
Port, Airport & Marina Revenue	1.6
Other Assets Less Liabilities	2.2

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—97.8%
	Ad Valorem Property Tax—5.5%
$1,000,000	City of New York Ser. 18E-1	5.000%	03/01/2038	$1,148,930
2,000,000	New York City New York Ser. 16B-1	4.000	12/01/2043	2,055,580
500,000	New York City New York Sub.-Ser. 16A-1	5.000	08/01/2038	565,535

				3,770,045

	College & University Revenue—14.3%
1,000,000	Build New York City Resource Corp. (New York Law School Project) Rev. Ref. Ser. 16	5.000	07/01/2041	1,074,270
1,500,000	New York State Dormitory Auth. (New York University) Rev. Ser. 01 AMBAC	5.500	07/01/2040	1,932,660
1,500,000	New York State Dormitory Auth. (The New School) Rev. Ser. 10 AGM(a)	5.500	07/01/2020	1,612,245
1,000,000	New York State Dormitory Auth. Non State Supported Debt (Columbia University) Rev. Ser. 17A	5.000	10/01/2047	1,291,570
500,000	New York State Dormitory Auth. Non State Supported Debt (Fordham University) Rev. Ser. 08B AGC(a)	5.000	07/01/2018	502,630
2,000,000	New York State Dormitory Auth. Non State Supported Debt (Icahn School of Medicine at Mount Sinai) Rev. Ref. Ser. 15A	5.000	07/01/2035	2,197,860
1,000,000	New York State Dormitory Auth. Non State Supported Debt (The New School Project) Rev. Ref. Ser. 16A	5.000	07/01/2046	1,104,140

				9,715,375

	Electric Power Revenue—11.0%
1,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/2030	1,084,060
2,000,000	Long Island Power Auth. New York Electric Systems Rev. Ref. Ser. 14A	5.000	09/01/2044	2,197,520
185,000	New York State Power Auth. Rev. Ser. 07A NATL	4.500	11/15/2047	185,396
1,500,000	Utility Debt Securitization Auth. New York (Restructuring) Ser. 13TE	5.000	12/15/2041	1,676,235
2,000,000	Utility Debt Securitization Auth. New York (Restructuring) Ser. 17	5.000	12/15/2038	2,328,380

				7,471,591

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco New York AMT-Free Municipal Bond ETF (PZT) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Health, Hospital, Nursing Home Revenue—4.7%
$500,000	Dutchess County New York Local Development Corp. (Health Quest Systems Inc. Project) Rev. Ser. 16B	5.000%	07/01/2046	$549,110
1,500,000	New York State Dormitory Auth. Non State Supported Debt (New York University Hospitals Center) Rev. Ref. Ser. 15	5.000	07/01/2034	1,674,780
935,000	New York State Dormitory Auth. State Supported Debt (Mental Health Services Facilities Improvement) Rev. Ser. 08A AGM(a)	5.000	08/15/2018	943,714
65,000	New York State Dormitory Auth. State Supported Debt (Mental Health Services Facilities Improvement) Rev. Ser. 08A AGM	5.000	02/15/2038	65,566

				3,233,170

	Highway Tolls Revenue—5.7%
1,000,000	New York State Thruway Auth. General (Junior Indebtedness Obligation-Junior Lien) Rev. Ser. 16A	5.000	01/01/2046	1,104,270
1,000,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ref. Ser. 17B	5.000	11/15/2038	1,144,490
1,470,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 16A	5.000	11/15/2046	1,647,326

				3,896,086

	Hotel Occupancy Tax—3.1%
1,885,000	New York State Convention Center Development Corp. (Hotel Unit Fee Secured) Rev. Ref. Ser. 15	5.000	11/15/2040	2,102,567

	Income Tax Revenue—15.7%
1,000,000	New York City Transitional Finance Auth. (Building Aid) Rev. Ref. Ser. 18S-4A	5.000	07/15/2037	1,153,700
1,500,000	New York City Transitional Finance Auth. (Sub.-Future Tax Secured Fiscal 1999) Rev. Ser. 17A Sub.-Ser. E-1	5.000	02/01/2043	1,695,960
1,000,000	New York City Transitional Finance Auth. Rev. Sub.-Ser. 17B-1	5.000	08/01/2045	1,135,340
1,000,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ref. Ser. 17A	5.000	02/15/2038	1,136,870
1,000,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 10F	5.000	02/15/2035	1,050,190
2,170,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 11C	5.000	03/15/2041	2,325,481
785,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 12B	5.000	03/15/2037	856,325
1,200,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 12B	5.000	03/15/2042	1,300,260

				10,654,126

	Industrial Revenue—3.2%
2,000,000	New York State Liberty Development Corp. (4 World Trade Center Project) Rev. Ref. Ser. 11	5.000	11/15/2044	2,152,020

	Lease Revenue—3.5%
1,000,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2046	1,033,910
1,240,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2051	1,316,186

				2,350,096

	Miscellaneous Revenue—10.3%
2,000,000	Brooklyn Arena New York Local Development Corp. PILOT (Barclays Center Project) Rev. Ref. Ser. 16A	5.000	07/15/2042	2,184,060
2,500,000	New York City Industrial Development Agency (Queens Baseball Stadium PILOT) Rev. Ser. 09 AGC	6.500	01/01/2046	2,574,250
1,000,000	New York City Transitional Finance Auth. Building Aid (Fiscal 2015) Rev. Ser. 15S-2	5.000	07/15/2035	1,123,140
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 16S-1	5.000	07/15/2043	1,115,470

				6,996,920

	Port, Airport & Marina Revenue—1.6%
1,000,000	Port Auth. of New York & New Jersey Ref. Ser. 15-194	5.250	10/15/2055	1,120,880

	Recreational Revenue—3.1%
2,000,000	New York City Industrial Development Agency (Yankee Stadium PILOT) Rev. Ser. 09 AGC	7.000	03/01/2049	2,082,740

	Sales Tax Revenue—7.0%
1,000,000	New York State Dormitory Auth. Sales Tax Supported Debt Rev. Ser. 14A	5.000	03/15/2034	1,121,160
1,435,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Sub.-Ser. 10C AGM	5.125	08/01/2042	1,475,280
2,000,000	Sales Tax Asset Receivables Corp. (Fiscal 2015) Ref. Ser. 14A	4.000	10/15/2032	2,160,380

				4,756,820

	Transit Revenue—4.1%
1,000,000	Metropolitan Transportation Auth. New York (Green Bonds) Rev. Ser. 16A-1	5.250	11/15/2056	1,121,650
1,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 11A AGM(a)	5.000	11/15/2021	1,652,880

				2,774,530

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Invesco New York AMT-Free Municipal Bond ETF (PZT) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Water Revenue—5.0%
$1,000,000	New York City Municipal Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2014) Rev. Ser. 13BB	5.000%	06/15/2046	$1,099,710
1,000,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ref. Ser. 17EE	5.250	06/15/2037	1,173,960
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking Water Sub. SRF Bonds) Ref. Ser. 16A	5.000	06/15/2041	1,136,200

				3,409,870

	Total Investments in Securities (Cost $66,492,875)(b)—97.8%			66,486,836
	Other assets less liabilities—2.2%			1,503,488

	Net Assets—100.0%			$67,990,324

Investment Abbreviations:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

Auth.—Authority

NATL—National Public Finance Guarantee Corp.

PILOT—Payment-in-lieu-of-taxes

Ref.—Refunding

Rev.—Revenue

Ser.—Series

SRF—State Revolving Fund

Sub.—Subordinated

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of April 30, 2018. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	10.3%
Assured Guaranty Corp.	7.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco Preferred ETF (PGX)

April 30, 2018

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Banks	43.0
Capital Markets	14.7
Insurance	11.2
Equity REITs	9.4
Electric Utilities	6.9
Diversified Telecommunication Services	4.4
Consumer Finance	2.9
Multi-Utilities	2.0
Wireless Telecommunication Services	1.4
Oil, Gas & Consumable Fuels	1.2
Industrial Conglomerates	0.7
Internet Software & Services	0.6
Machinery	0.6
Thrifts & Mortgage Finance	0.5
Commercial Services & Supplies	0.3
Mortgage REITs	0.3
Chemicals	0.1
Trading Companies & Distributors	0.1
Money Market Fund Plus Other Assets Less Liabilities	(0.3)

Schedule of Investments(a)

Number of Shares		Value
	Preferred Stocks & Other Equity Interests—100.3%
	Banks—43.0%
170,496	Associated Banc-Corp., 5.38%, Series D(b)	$4,221,481
1,378,785	Bank of America Corp., 6.00%, Series EE(b)	35,531,290
1,643,847	Bank of America Corp., 6.20%, Series CC	42,509,883
265,894	Bank of America Corp., 6.20%, Series D	6,798,910
2,090,624	Bank of America Corp., 6.38%, Series 3	53,666,318
3,137,863	Bank of America Corp., 6.50%, Series Y	82,243,389
1,057,223	Bank of America Corp., 6.63%, Series I	27,170,631
2,334,193	Bank of America Corp., 6.63%, Series W	61,225,882
4,549,701	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	118,929,184
598,673	BB&T Corp., 5.63%(b)	15,439,777
3,542,803	BB&T Corp., 5.63%, Series E	88,676,359
469,631	BB&T Corp., 5.85%	11,909,842
227,233	BOK Financial Corp., 5.38%(b)	5,696,731
899,347	Citigroup Capital XIII, 8.73% (3 mo. USD LIBOR + 6.37%)(c)	24,093,506
1,600,719	Citigroup, Inc., 6.30%, Series S	42,034,881

Number of Shares		Value
	Preferred Stocks & Other Equity Interests (continued)
	Banks (continued)
3,196,953	Citigroup, Inc., 6.88%, Series K	$87,980,147
996,958	Citigroup, Inc., 6.88%, Series L(b)	26,150,208
218,177	Citigroup, Inc., 7.13%, Series J	6,080,593
244,592	Commerce Bancshares, Inc., 6.00%, Series B(b)	6,298,244
2,045,749	Countrywide Capital V, 7.00%	52,616,664
229,411	Cullen/Frost Bankers, Inc., 5.38%	5,721,510
716,943	Fifth Third Bancorp, 6.63%, Series I	20,346,842
138,894	First Horizon National Corp., 6.20%, Series A	3,490,406
269,269	First Republic Bank, 5.13%, Series H(b)	6,667,101
304,722	First Republic Bank, 5.50%, Series D(b)	7,800,883
204,929	First Republic Bank, 5.50%, Series G	5,166,260
231,305	First Republic Bank, 5.70%, Series F	5,912,156
245,789	First Republic Bank, 7.00%, Series E	6,471,624
233,924	Hancock Holding Co., 5.95%(b)	5,908,920
5,658,269	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)(b)	148,755,892

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Invesco Preferred ETF (PGX) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Preferred Stocks & Other Equity Interests (continued)
	Banks (continued)
5,061,787	HSBC Holdings PLC, 8.13% (United Kingdom)(b)	$133,985,502
161,828	Huntington Bancshares, Inc., 5.88%, Series C	4,141,179
789,167	Huntington Bancshares, Inc., 6.25%, Series D	20,660,392
85,375	ING Groep NV, 6.13% (Netherlands)	2,165,964
529,413	ING Groep NV, 6.38% (Netherlands)	13,542,385
1,540,385	JPMorgan Chase & Co., 5.45%, Series P(b)	39,048,760
1,958,115	JPMorgan Chase & Co., 6.10%, Series AA	51,341,775
2,985,305	JPMorgan Chase & Co., 6.13%, Series Y	78,214,991
2,141,401	JPMorgan Chase & Co., 6.15%, Series BB(b)	56,168,948
1,062,398	JPMorgan Chase & Co., 6.30%, Series W(b)	27,866,700
1,127,690	JPMorgan Chase & Co., 6.70%, Series T(b)	29,816,124
773,526	KeyCorp, 6.13%, Series E	20,985,760
322,790	MB Financial, Inc., 6.00%, Series C	8,063,294
403,757	People’s United Financial, Inc., 5.63%, Series A	10,356,367
2,851,442	PNC Financial Services Group, Inc. (The), 6.13%, Series P	77,359,622
781,529	Regions Financial Corp., 6.38%, Series A	19,936,805
757,736	Regions Financial Corp., 6.38%, Series B(b)	20,898,359
1,174,976	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	30,114,635
212,852	Sterling Bancorp, 6.50%, Series A	5,512,867
292,085	TCF Financial Corp., 5.70%, Series C	7,243,708
392,826	Texas Capital Bancshares, Inc., 6.50%, Series A	9,989,565
355,674	U.S. Bancorp, 5.15%(b)	8,902,520
1,044,122	U.S. Bancorp, 6.50%, Series F	28,817,767
160,607	Valley National Bancorp, 5.50%, Series B	4,106,721
195,147	Valley National Bancorp, 6.25%, Series A(b)	5,126,512
233,738	Webster Financial Corp., 5.25%, Series F(b)	5,527,904
786,070	Wells Fargo & Co., 5.13%, Series O(b)	19,211,551
802,245	Wells Fargo & Co., 5.20%(b)	19,606,868
1,754,243	Wells Fargo & Co., 5.50%, Series X	43,382,429
1,073,086	Wells Fargo & Co., 5.63%, Series Y	26,548,148
1,307,050	Wells Fargo & Co., 5.70%, Series W	32,702,391
2,282,833	Wells Fargo & Co., 5.85%, Series Q	58,897,091
1,135,490	Wells Fargo & Co., 6.00%, Series T(b)	28,943,640
1,452,604	Wells Fargo & Co., 6.00%, Series V(b)	37,433,605
1,055,261	Wells Fargo & Co., 6.63%(b)	28,924,704
5,228,004	Wells Fargo & Co., 8.00%, Series J	135,875,824
198,821	Wintrust Financial Corp., 6.50%, Series D	5,348,285
329,788	Zions Bancorp, 5.75%, Series H	8,261,189

		2,180,546,365

	Capital Markets—14.7%
439,544	Apollo Global Management LLC, 6.38%, Series A	10,614,988
489,489	Apollo Global Management LLC, 6.38%, Series B	11,845,634

Number of Shares		Value
	Preferred Stocks & Other Equity Interests (continued)
	Capital Markets (continued)
395,758	Apollo Investment Corp., 6.88%	$9,953,314
497,394	Ares Management LP, 7.00%, Series A	12,957,114
911,229	Bank of New York Mellon Corp. (The), 5.20%(b)	22,871,848
139,162	BGC Partners, Inc., 8.13%(b)	3,579,247
194,490	Brightsphere Investment Group PLC, 5.13%	4,321,568
646,777	Carlyle Group LP (The), 5.88%, Series A	15,166,921
1,057,395	Charles Schwab Corp. (The), 5.95%, Series D(b)	27,502,844
955,930	Charles Schwab Corp. (The), 6.00%, Series C	24,844,621
4,575,556	Deutsche Bank Contingent Capital Trust V, 8.05% (Germany)	116,585,167
1,976,793	Goldman Sachs Group, Inc. (The), 5.50%, Series J(b)	50,803,580
366,625	Goldman Sachs Group, Inc. (The), 6.20%, Series B(b)	9,495,587
922,310	Goldman Sachs Group, Inc. (The), 6.30%, Series N(b)	24,109,183
1,343,622	Goldman Sachs Group, Inc. (The), 6.38%, Series K(b)	37,191,457
280,526	KKR & Co. LP, 6.50%, Series B	7,159,023
505,553	KKR & Co. LP, 6.75%, Series A(b)	13,119,100
701,397	Legg Mason, Inc., 5.45%	16,777,416
505,830	Legg Mason, Inc., 6.38%(b)	13,121,230
1,658,362	Morgan Stanley, 5.85%, Series K	42,536,985
1,620,617	Morgan Stanley, 6.38%, Series I	43,335,299
1,197,788	Morgan Stanley, 6.63%, Series G(b)	31,106,554
858,404	Morgan Stanley, 6.88%, Series F	23,606,110
1,185,614	Morgan Stanley, 7.13%, Series E	33,363,178
633,411	Northern Trust Corp., 5.85%, Series C(b)	16,671,378
250,062	Prospect Capital Corp., 6.25%	6,364,328
704,710	State Street Corp., 5.25%, Series C(b)	17,688,221
608,831	State Street Corp., 5.35%, Series G	15,622,603
1,300,402	State Street Corp., 5.90%, Series D(b)	34,317,609
1,206,328	State Street Corp., 6.00%, Series E	31,424,844
365,060	Stifel Financial Corp., 5.20%	8,845,404
228,701	Stifel Financial Corp., 6.25%, Series A(b)	5,978,244

		742,880,599

	Chemicals—0.1%
71,208	E.I. du Pont de Nemours & Co., 4.50%, Series B(b)	$7,234,733

	Commercial Services & Supplies—0.3%
678,270	Pitney Bowes, Inc., 6.70%(b)	16,949,967

	Consumer Finance—2.9%
902,522	Capital One Financial Corp., 5.20%, Series G	21,895,184
1,364,230	Capital One Financial Corp., 6.00%, Series B	34,378,596
757,115	Capital One Financial Corp., 6.00%, Series H(b)	19,578,994
808,360	Capital One Financial Corp., 6.20%, Series F	21,187,115

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Invesco Preferred ETF (PGX) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Preferred Stocks & Other Equity Interests (continued)
	Consumer Finance (continued)
721,880	Capital One Financial Corp., 6.25%, Series C	$18,595,629
743,289	Capital One Financial Corp., 6.70%, Series D	19,533,635
505,193	Navient Corp., 6.00%	11,018,259

		146,187,412

	Diversified Telecommunication Services—4.4%
2,100,768	AT&T, Inc., 5.35%(b)	51,636,877
1,587,488	Qwest Corp., 6.13%	31,670,385
1,584,125	Qwest Corp., 6.50%	33,456,720
567,555	Qwest Corp., 6.63%(b)	12,043,517
852,449	Qwest Corp., 6.75%	18,378,800
683,601	Qwest Corp., 6.88%	14,950,354
280,147	Qwest Corp., 7.00%(b)	6,667,499
673,064	Qwest Corp., 7.00%(b)	15,325,667
565,799	Qwest Corp., 7.00%(b)	13,228,381
226,524	Qwest Corp., 7.50%(b)	5,690,283
788,320	Verizon Communications, Inc., 5.90%	20,125,810

		223,174,293

	Electric Utilities—6.9%
380,011	Alabama Power Co., 5.00%, Series A(b)	9,500,275
795,468	Duke Energy Corp., 5.13%(b)	19,990,111
430,436	Entergy Arkansas, Inc., 4.88%	10,420,856
46,139	Entergy Arkansas, Inc., 4.90%	1,110,104
369,501	Entergy Louisiana LLC, 4.88%(b)	8,956,704
397,671	Entergy Louisiana LLC, 5.25%(b)	9,882,124
422,635	Entergy Mississippi, Inc., 4.90%	10,202,409
429,908	Entergy New Orleans LLC, 5.50%(b)	10,837,981
643,743	Entergy Texas, Inc., 5.63%	16,318,885
442,815	Georgia Power Co., 5.00%, Series 2017(b)	10,707,267
308,104	Interstate Power & Light Co., 5.10%, Series D(b)	7,748,816
1,170,200	NextEra Energy Capital Holdings, Inc., 5.00%(b)	28,248,628
964,190	NextEra Energy Capital Holdings, Inc., 5.13%, Series I(b)	23,776,925
739,577	NextEra Energy Capital Holdings, Inc., 5.25%, Series K	18,348,905
184,557	Pacific Gas & Electric Co., 6.00%, Series A(b)	4,595,469
699,619	PPL Capital Funding, Inc., 5.90%, Series B	17,546,445
279,099	SCE Trust III, 5.75%, Series H(b)	7,382,169
488,575	SCE Trust IV, 5.38%, Series J	12,541,720
488,880	SCE Trust V, 5.45%, Series K	12,588,660
942,907	SCE Trust VI, 5.00%	21,253,124
1,225,704	Southern Co. (The), 5.25%(b)	29,821,378
757,017	Southern Co. (The), 5.25%	18,145,697
1,575,903	Southern Co. (The), 6.25%	40,815,888

		350,740,540

	Equity REITs—9.4%
220,444	American Homes 4 Rent, 5.88%, Series F(b)	4,993,057
167,930	American Homes 4 Rent, 5.88%, Series G(b)	3,778,425

Number of Shares		Value
	Preferred Stocks & Other Equity Interests (continued)
	Equity REITs (continued)
202,562	Apartment Investment & Management Co., 6.88%, Series A	$5,290,919
150,392	Boston Properties, Inc., 5.25%, Series B	3,681,596
460,522	CBL & Associates Properties, Inc., 7.38%, Series D(b)	8,151,239
292,376	DDR Corp., 6.25%, Series K	6,359,178
186,146	DDR Corp., 6.38%, Series A	4,286,942
332,157	DDR Corp., 6.50%, Series J	7,440,317
344,789	Digital Realty Trust, Inc., 5.25%, Series J(b)	8,043,927
464,906	Digital Realty Trust, Inc., 5.88%, Series G(b)	11,576,159
403,986	Digital Realty Trust, Inc., 6.35%, Series I	10,422,839
275,686	Digital Realty Trust, Inc., 6.63%, Series C(b)	7,222,973
504,045	Digital Realty Trust, Inc., 7.38%, Series H	13,110,210
224,399	EPR Properties, 5.75%, Series G	4,936,778
223,702	Federal Realty Investment Trust, 5.00%, Series C(b)	4,878,941
489,107	Government Properties Income Trust, 5.88%(b)	12,305,932
469,775	Kimco Realty Corp., 5.13%, Series L(b)	9,837,088
418,899	Kimco Realty Corp., 5.25%, Series M	8,713,099
293,595	Kimco Realty Corp., 5.50%, Series J(b)	6,444,410
345,314	Kimco Realty Corp., 6.00%, Series I(b)	8,325,521
514,671	National Retail Properties, Inc., 5.20%, Series F	11,647,005
507,300	National Retail Properties, Inc., 5.70%, Series E	12,094,032
406,223	PS Business Parks, Inc., 5.20%, Series W(b)	9,119,706
313,209	PS Business Parks, Inc., 5.20%, Series Y	7,000,221
516,782	PS Business Parks, Inc., 5.25%, Series X(b)	11,849,811
244,087	PS Business Parks, Inc., 5.70%, Series V	5,943,518
963,239	Public Storage, 4.90%, Series E(b)	21,971,482
755,106	Public Storage, 4.95%, Series D(b)	17,435,398
613,396	Public Storage, 5.05%, Series G(b)	14,261,457
488,187	Public Storage, 5.13%, Series C(b)	12,067,983
381,041	Public Storage, 5.15%, Series F(b)	9,030,672
536,734	Public Storage, 5.20%, Series W	12,597,147
961,221	Public Storage, 5.40%, Series B(b)	23,838,281
329,769	Public Storage, 5.88%, Series A(b)	8,422,300
405,360	Public Storage, 6.00%, Series Z	10,401,538
260,328	Public Storage, 6.38%, Series Y	6,765,925
225,416	Sabra Health Care REIT, Inc., 7.13%, Series A	5,675,975
577,167	Senior Housing Properties Trust, 5.63%	13,834,693
392,342	Senior Housing Properties Trust, 6.25%(b)	9,828,167
379,504	SL Green Realty Corp., 6.50%, Series I	9,555,911
258,093	Spirit Realty Capital, Inc., 6.00%, Series A	5,381,239
415,516	Ventas Realty LP/Ventas Capital Corp., 5.45%(b)	10,379,590
1,721,771	VEREIT, Inc., 6.70%, Series F(b)	43,336,976
446,000	Vornado Realty Trust, 5.25%, Series M	9,709,420
281,174	Vornado Realty Trust, 5.40%, Series L(b)	6,382,650
599,983	Vornado Realty Trust, 5.70%, Series K(b)	14,339,594

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Invesco Preferred ETF (PGX) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Preferred Stocks & Other Equity Interests (continued)
	Equity REITs (continued)
164,635	Washington Prime Group, Inc., 6.88%, Series I	$3,259,773

		475,930,014

	Industrial Conglomerates—0.7%
1,381,837	General Electric Co., 4.70%(b)	33,855,007

	Insurance—11.2%
2,060,103	Aegon NV, 6.38% (Netherlands)	52,924,046
598,952	Aegon NV, 8.00% (Netherlands)	14,955,831
714,611	Allstate Corp. (The), 5.10%	18,143,973
487,285	Allstate Corp. (The), 5.63%, Series A	12,269,836
834,260	Allstate Corp. (The), 5.63%, Series G	20,914,898
385,428	Allstate Corp. (The), 6.25%, Series F	10,001,857
1,350,260	Allstate Corp. (The), 6.63%, Series E	35,187,776
584,349	Allstate Corp. (The), 6.75%, Series C	14,953,491
178,618	American Financial Group, Inc., 6.00%	4,485,098
466,307	American Financial Group, Inc., 6.25%(b)	11,890,829
740,950	Arch Capital Group Ltd., 5.25%, Series E(b)	17,612,382
467,611	Arch Capital Group Ltd., 5.45%, Series F	11,283,453
201,622	Argo Group US, Inc., 6.50%	5,109,102
424,063	Aspen Insurance Holdings Ltd., 5.63% (Bermuda)	10,253,843
346,722	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)(b)	8,858,747
528,891	Assured Guaranty Municipal Holdings, Inc., 6.25%	13,227,564
291,870	Axis Capital Holdings Ltd., 5.50%, Series D	7,098,278
895,350	Axis Capital Holdings Ltd., 5.50%, Series E(b)	21,703,284
284,878	Hanover Insurance Group, Inc. (The), 6.35%	7,158,984
974,906	Hartford Financial Services Group, Inc. (The), 7.88%	28,252,776
240,439	Kemper Corp., 7.38%	6,273,054
203,185	Maiden Holdings Ltd., 7.13%, Series C	3,523,228
289,789	Maiden Holdings Ltd., 8.25%, Series A	5,534,970
596,552	PartnerRe Ltd., 5.88%, Series I (Bermuda)(b)	15,128,559
556,379	PartnerRe Ltd., 7.25%, Series H (Bermuda)	15,344,933
1,167,065	Prudential Financial, Inc., 5.70%	29,211,637
848,091	Prudential Financial, Inc., 5.75%	21,278,603
835,275	Prudential PLC, 6.50% (United Kingdom)	21,750,561
643,188	Reinsurance Group of America, Inc., 5.75%	16,536,363
662,018	Reinsurance Group of America, Inc., 6.20%	17,622,919
628,257	RenaissanceRe Holdings Ltd., 5.38%, Series E (Bermuda)	15,298,058
297,186	Selective Insurance Group, Inc., 5.88%	7,444,509
520,350	Torchmark Corp., 6.13%	13,591,542
374,694	Validus Holdings Ltd., 5.80%, Series B	9,318,640
238,340	Validus Holdings Ltd., 5.88%, Series A	5,958,500
562,176	W.R. Berkley Corp., 5.63%(b)	13,660,877

Number of Shares		Value
	Preferred Stocks & Other Equity Interests (continued)
	Insurance (continued)
514,247	W.R. Berkley Corp., 5.75%	$12,604,194
127,360	W.R. Berkley Corp., 5.90%	3,158,528
281,280	WR Berkley Corp., 5.70%(b)	6,719,779

		566,245,502

	Internet Software & Services—0.6%
1,182,026	eBay, Inc., 6.00%(b)	30,850,879

	Machinery—0.6%
1,204,623	Stanley Black & Decker, Inc., 5.75%	30,332,407

	Mortgage REITs—0.3%
525,546	Wells Fargo Real Estate Investment Corp., 6.38%, Series A	13,559,087

	Multi-Utilities—2.0%
312,974	CMS Energy Corp., 5.63%	7,717,939
1,277,922	Dominion Energy, Inc., 5.25%, Series A(b)	31,104,622
626,364	DTE Energy Co., 5.25%, Series E	15,007,681
472,384	DTE Energy Co., 5.38%, Series B(b)	11,530,893
787,851	DTE Energy Co., 6.00%, Series F	20,468,369
646,521	Integrys Holding, Inc., 6.00%	16,728,731

		102,558,235

	Oil, Gas & Consumable Fuels—1.2%
849,760	Enbridge, Inc., 6.38%, Series B (Canada)(b)	21,456,440
536,700	Energy Transfer Partners LP, 7.38%, Series C(b)	13,320,894
2,752	GasLog Partners LP, 8.20%, Series B (Monaco)(b)	71,524
389,310	NuStar Energy LP, 7.63%, Series B(b)	8,261,158
372,464	NuStar Energy LP, 8.50%, Series A	8,276,150
277,556	NuStar Energy LP, 9.00%, Series C	6,367,135
199,002	Targa Resources Partners LP, 9.00%, Series A(b)	5,243,703

		62,997,004

	Thrifts & Mortgage Finance—0.5%
831,161	New York Community Bancorp, Inc., 6.38%, Series A	22,499,528

	Trading Companies & Distributors—0.1%
223,029	GATX Corp., 5.63%(b)	5,627,022

	Wireless Telecommunication Services—1.4%
460,221	Telephone & Data Systems, Inc., 5.88%(b)	10,842,807
851,190	Telephone & Data Systems, Inc., 6.63%(b)	21,092,488
565,865	United States Cellular Corp., 6.95%	14,078,721
412,426	United States Cellular Corp., 7.25%	10,351,893
482,694	United States Cellular Corp., 7.25%	12,115,619

		68,481,528

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $5,204,692,687)—100.3%	5,080,650,122

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Invesco Preferred ETF (PGX) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.7%
86,938,066	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(d)(e) (Cost $86,938,066)	$86,938,066

	Total Investments in Securities (Cost $5,291,630,753)—102.0%	5,167,588,188
	Other assets less liabilities—(2.0)%	(100,192,846)

	Net Assets—100.0%	$5,067,395,342

Investment Abbreviations:

LIBOR—London Interbank Offered Rate

REIT—Real Estate Investment Trust

USD—U.S. Dollar

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at April 30, 2018.
(c)	Variable rate coupon. Stated interest rate was in effect at April 30, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Invesco Taxable Municipal Bond ETF (BAB)

April 30, 2018

(Unaudited)

Portfolio Composition
State and Territory Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
California	24.7
Florida	3.6
Illinois	7.1
Massachusetts	3.0
New Jersey	3.8
New York	15.6
Ohio	3.7
Texas	8.5
Washington	3.3
Other States, Territories and Security Types Less Than 3% Each	22.7
Money Market Fund Plus Other Assets Less Liabilities	4.0

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—95.1%
	Ad Valorem Property Tax—16.9%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/2030	$3,151,650
1,500,000	Bexar County Texas Ser. 10	5.755	06/15/2040	1,545,390
14,890,000	California State Highway Safety Air Quality Remarketed Ser. 09B	6.509	04/01/2039	16,578,079
8,505,000	California State Ser. 09	7.350	11/01/2039	12,258,001
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/2039	1,045,491
2,000,000	Channelview Texas Independent School District Ser. 10 PSF-GTD	5.926	08/15/2035	2,112,120
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/2040	1,959,300
2,000,000	Chicago Illinois (Taxable Project) Ser. 10B	7.517	01/01/2040	2,166,280
6,205,000	Chicago Illinois Ser. 10C	6.207	01/01/2036	5,999,987
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/2030	1,822,155
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/2038	2,165,762
4,560,000	Clark County Nevada Ser. 10	7.000	07/01/2038	4,940,076
4,955,000	Commonwealth of Pennsylvania First Ser. 10B	4.650	02/15/2026	5,211,124
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/2020	1,601,968
700,000	Corpus Christi Texas Independent School District (School Building) Ser. 10B PSF-GTD	6.124	08/15/2032	752,808
5,170,000	Dallas Texas Independent School District Ser. 10C PSF-GTD	6.450	02/15/2035	5,606,451
200,000	Delaware State Ser. 09D	5.200	10/01/2026	206,676
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/2033	599,420
1,000,000	Douglas County Nevada School District Ser. 10A PSF-GTD	6.110	04/01/2030	1,048,720
605,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.265	08/15/2030	642,135
1,000,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.465	08/15/2035	1,047,750
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/2030	1,181,930
2,000,000	Hayward California Unified School District Ser. 10 AGM	7.350	08/01/2043	2,195,040
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/2039	1,029,820
200,000	Itasca Illinois Ser. 09A	6.100	02/01/2034	209,400
320,000	Itasca Illinois Ser. 09A	6.200	02/01/2039	335,786
2,000,000	Kiski Pennsylvania Area School District Ser. 10 AGM	6.526	09/01/2031	2,164,940
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/2040	1,053,890

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Invesco Taxable Municipal Bond ETF (BAB) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Ad Valorem Property Tax (continued)
$1,000,000	Las Vegas Valley Nevada Water District Ser. 09A	7.100%	06/01/2039	$1,046,500
500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981	05/01/2027	589,620
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/2027	229,300
4,300,000	Massachusetts State Ser. 10	4.480	05/01/2024	4,580,489
7,765,000	Massachusetts State Ser. 10	4.910	05/01/2029	8,644,386
1,595,000	Massachusetts State Ser. 10E	4.200	12/01/2021	1,650,410
1,500,000	Massachusetts State Ser. 16F	3.277	06/01/2046	1,404,240
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/2039	1,060,620
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/2043	4,056,480
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/2039	1,088,400
1,500,000	New York City New York Ser. 09	5.985	12/01/2036	1,841,385
1,000,000	New York City New York Ser. 09D-1	6.385	12/01/2029	1,056,390
1,000,000	New York City New York Ser. 10	5.646	06/01/2027	1,133,500
2,710,000	New York City New York Ser. 10	5.817	10/01/2031	2,886,285
3,920,000	New York City New York Ser. 10	6.246	06/01/2035	4,158,728
8,495,000	New York City New York Ser. 10	5.968	03/01/2036	10,559,625
1,965,000	New York City New York Taxable Ser. 10F-1	6.271	12/01/2037	2,586,490
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/2019	958,877
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/2035	1,048,730
1,000,000	NYE County Nevada Ser. 10B AGM	6.400	08/01/2040	1,043,710
1,450,000	Peoria Illinois Community Unit (School District No. 323) Ser. 10	6.020	04/01/2028	1,516,468
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/2030	1,166,860
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/2030	1,071,340
2,000,000	Round Rock Texas Independent School District Ser. 10 PSF-GTD	5.774	08/01/2030	2,135,940
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/2035	1,043,370
2,000,000	San Antonio Texas Independent School District Ser. 10 PSF-GTD	6.397	08/15/2040	2,153,320
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/2030	1,851,315
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/2030	4,751,709
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/2034	1,082,270
1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329	12/01/2035	1,007,940
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/2031	210,656
2,175,000	Utah State Ser. 09D	4.154	07/01/2019	2,217,304
725,000	Utah State Ser. 09D	4.554	07/01/2024	761,881
5,000,000	Utah State Ser. 10B	3.369	07/01/2021	5,077,250
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/2035	700,522

				159,004,459

	College & University Revenue—8.7%
1,000,000	California Infrastructure & Economic Development Bank (California Infrastructure Economic Development) Rev. Ser. 10	6.486	05/15/2049	1,325,290
900,000	California State University Rev. Ser. 10	6.484	11/01/2041	1,203,201
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/2033	1,192,710
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/2030	2,073,780
1,500,000	Indiana University Rev. Ser. 10	5.636	06/01/2035	1,550,415
5,000,000	Massachusetts State College Building Auth. Ser. 09C	5.832	05/01/2030	5,805,000
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/2040	1,443,699
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10	6.190	07/01/2040	3,144,030
425,000	New Mexico State University Regents Improvement Rev. Ser. 10B(a)	6.124	04/01/2020	449,361
575,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/2030	608,643
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/2030	1,078,370
3,000,000	Northern Arizona University (Arizona Board of Regents) Rev. Ser. 10A	6.593	08/01/2030	3,204,900
500,000	Northern Arizona University Rev. Ser. 09A	6.687	06/01/2039	536,985
1,000,000	Pennsylvania State Higher Educational Facilities Auth. (Temple University) Rev. Ser. 10	6.141	04/01/2030	1,164,610
905,000	Rutgers The State University of New Jersey Ser. 10	5.545	05/01/2029	1,012,813
2,000,000	Texas State A&M University Fund Ref. Ser. 17B	3.660	07/01/2047	1,915,620
1,500,000	University of California Rev. Ref. Ser. 16AS	3.552	05/15/2039	1,461,450
10,745,000	University of California Rev. Ser. 10	5.946	05/15/2045	13,633,041

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Invesco Taxable Municipal Bond ETF (BAB) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	College & University Revenue (continued)
$5,770,000	University of Delaware Ser. 18	4.071%	11/01/2050	$5,813,160
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/2030	3,204,600
5,000,000	University of Hawaii Rev. Ser. 10	6.034	10/01/2040	5,358,350
1,500,000	University of Massachusetts Building Auth. Project Rev. Ser. 10	4.550	11/01/2025	1,593,015
250,000	University of Michigan University Rev. Ser. 10A	5.513	04/01/2030	286,132
500,000	University of North Carolina University Ser. 09B	5.757	12/01/2039	522,555
10,000,000	University of Texas Permanent Fund (Permanent University Fund Boards) Ser. 17A	3.376	07/01/2047	9,291,400
500,000	University of Texas Ser. 09B	6.276	08/15/2041	522,070
10,000,000	University of Texas System Ser. 10C	4.644	08/15/2030	10,893,900
1,435,000	Washington State Biomedical Research Facilities No. 3 Ser. 10B	6.416	07/01/2030	1,728,630
250,000	Wayne State University Ser. 09B	6.536	11/15/2039	261,915

				82,279,645

	Electric Power Revenue—12.7%
7,665,000	American Municipal Power Ohio Inc. (Combined Hydroelectric Projects) Rev. Ser.10	8.084	02/15/2050	12,591,066
2,090,000	American Municipal Power Ohio Inc. (Meldahl Hydroelectric-Remarketed) Rev. Ser. 10E	6.270	02/15/2050	2,672,295
8,005,000	American Municipal Power Ohio Inc. Rev. Ser. 09	6.053	02/15/2043	10,379,203
3,395,000	American Municipal Power Ohio Inc. Rev. Ser. 10	7.499	02/15/2050	4,962,302
750,000	Benton County Washington Public Utility District No. 1 Electric Rev. Ser. 10	6.546	11/01/2030	914,835
6,500,000	Cowlitz County Washington Public Utility District No. 1 Electric Ser. 10	6.884	09/01/2032	8,234,785
2,000,000	Douglas County Washington Public Utility District No. 1 Wells Hydroelectric Ser. 10B	5.245	09/01/2030	2,175,600
2,500,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.730	01/01/2030	2,881,350
2,750,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.830	01/01/2040	3,317,132
500,000	JEA Florida Electric Systems Rev. Ser. 09F	6.406	10/01/2034	607,930
8,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.166	07/01/2040	8,562,480
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.000	07/01/2041	1,688,265
500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790	01/01/2029	514,410
10,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.890	01/01/2042	12,680,400
1,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 10	7.597	01/01/2032	1,246,110
9,906,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project P) Ser. 10	7.055	04/01/2057	11,720,680
6,678,000	Municipal Electric Auth. of Georgia Ser. 10	6.655	04/01/2057	8,216,745
1,200,000	North Carolina State Eastern Municipal Power Agency Rev. Ref. Ser. 15	2.003	07/01/2018	1,199,520
1,000,000	Northern California Power Agency (Lodi Energy Center) Rev. Ser. 10B	7.311	06/01/2040	1,314,360
250,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 10	7.620	01/01/2030	297,622
9,050,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 10C	6.454	01/01/2050	12,000,571
2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921	07/01/2035	2,382,780
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/2032	3,017,129
5,795,000	Virgin Islands Water & Power Auth. (Electric System) Rev. Ser. 10C AGM	6.850	07/01/2035	5,914,493

				119,492,063

	Fuel Sales Tax Revenue—3.6%
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/2028	695,519
2,250,000	Missouri State Highways & Transportation Commission (State Road) Rev. Ser. 09	4.963	05/01/2023	2,419,313
6,000,000	Missouri State Highways & Transportation Commission (Taxable Third Lien State Road) Ser. 09C	5.063	05/01/2024	6,498,900
2,000,000	Texas State Transportation Commission (First Tier) Rev. Ser. 10B	5.028	04/01/2026	2,176,600
11,715,000	Texas State Transportation Commission (First Tier) Rev. Ser. 10B	5.178	04/01/2030	13,326,281
2,000,000	Washington State Ser. 10	5.090	08/01/2033	2,271,500
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/2030	1,493,688
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/2039	5,316,150

				34,197,951

	General Fund—13.0%
5,400,000	California State Ref. Ser. 18	4.600	04/01/2038	5,635,710
17,590,000	California State Ser. 09	7.500	04/01/2034	24,792,753
22,850,000	California State Ser. 10	7.950	03/01/2036	24,805,046
10,955,000	California State Ser. 10	7.600	11/01/2040	16,669,128
10,860,000	California State Various Purpose Ser. 09	7.550	04/01/2039	16,267,411
9,300,000	Illinois State Ser. 10	6.900	03/01/2035	9,655,167
5,000,000	Illinois State Ser. 10-1	5.363	02/01/2019	5,074,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Invesco Taxable Municipal Bond ETF (BAB) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	General Fund (continued)
$14,795,000	Illinois State Ser. 10-1	5.563%	02/01/2021	$15,265,481
2,500,000	Illinois State Ser. 10-2	5.650	03/01/2020	2,581,775
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/2033	2,376,020

				123,123,391

	Government Fund/Grant Revenue—0.9%
8,700,000	Chicago Board of Education Ser. 09E	6.138	12/01/2039	8,086,563

	Health, Hospital, Nursing Home Revenue—1.2%
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/2040	1,150,910
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10	7.900	06/15/2030	2,149,000
2,500,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/2027	2,950,475
1,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16B	4.053	07/01/2026	1,023,210
1,000,000	Oak Valley California Hospital District (Health Facilities) Rev. Ser. 10B	9.000	11/01/2039	1,012,790
1,000,000	Ohio State Hospital Facilities (Cleveland Clinic Health System) Rev. Ref. Ser. 17B	3.700	01/01/2043	971,650
1,500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/2042	1,561,020
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/2029	592,400

				11,411,455

	Highway Tolls Revenue—4.1%
3,025,000	Bay Area California Auth. Toll Bridge (San Francisco Bay Area) Rev. Ser. 10S3	6.907	10/01/2050	4,455,371
3,605,000	Bay Area California Auth. Toll Bridge (Sub.-Lien) Rev. Ser. 10S1	7.043	04/01/2050	5,349,892
200,000	Illinois State Toll Highway Auth. Toll Highway Rev. Ser. 09A	5.293	01/01/2024	203,472
1,200,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/2030	1,381,188
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/2029	262,880
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/2039	292,750
4,215,000	New Jersey State Turnpike Auth. Rev. Ser. 09F	7.414	01/01/2040	6,215,987
2,280,000	New York Triborough Bridge & Tunnel Auth. Rev. Ser. 10	5.450	11/15/2032	2,660,144
5,000,000	North Texas Tollway Auth. (Sub.-Lien) Rev. Ser. 10B-2	8.410	02/01/2030	6,508,650
1,443,000	Pennsylvania State Turnpike Commission Rev. Ser. 09	6.105	12/01/2039	1,852,206
5,000,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.420	11/15/2036	5,922,250
2,715,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/2039	3,283,820

				38,388,610

	Hotel Occupancy Tax—0.4%
2,780,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088	01/01/2042	3,651,391

	Income Tax Revenue—2.8%
4,500,000	District of Columbia Income Tax Secured Rev. Ser. 10	4.909	12/01/2023	4,866,885
3,785,000	New York City Transitional Finance Auth. (Building Aid) Rev. Sub.-Ser. 10S-1B	6.828	07/15/2040	5,019,516
6,475,000	New York City Transitional Finance Auth. (Future Tax Secured) Rev. Ser. 10	5.932	11/01/2036	6,920,869
200,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 09F	5.292	03/15/2025	219,176
2,760,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.500	03/15/2030	3,125,948
1,800,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.389	03/15/2040	2,128,014
1,400,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10C	4.904	02/15/2023	1,496,558
2,000,000	New York State Urban Development Corp. State Personal Income Tax Rev. Ser. 10C	5.838	03/15/2040	2,419,060

				26,196,026

	Lease Revenue—3.3%
300,000	Beverly Hills California Public Financing Auth. Lease (Various Projects) Rev. Ser. 10C	6.674	06/01/2030	318,837
1,000,000	Beverly Hills California Public Financing Auth. Lease (Various Projects) Rev. Ser. 10C	6.774	06/01/2040	1,066,310
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/2030	2,119,340
800,000	California State Public Works Board Lease (California State University Projects) Rev. Ser. 10B-2	7.804	03/01/2035	1,102,040
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/2030	1,056,650
1,000,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.390	12/01/2030	1,211,410
1,070,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.540	12/01/2036	1,386,592
500,000	Los Angeles California Municipal Improvement Corp. Lease (Recovery Zone Economic Development) Rev. Ser. 09D	7.757	09/01/2039	530,465
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/2032	2,125,740
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/2030	1,052,560

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Invesco Taxable Municipal Bond ETF (BAB) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Lease Revenue (continued)
$2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000%	04/01/2035	$2,281,160
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/2031	1,069,980
500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580	12/01/2029	523,900
4,000,000	Port of Morrow Oregon Transmission Facilities (Bonneville Corporation Project No. 4) Rev. Ser. 16	2.987	09/01/2036	3,559,360
3,000,000	Regional Transportation District Colorado COP Ser. 10	7.672	06/01/2040	3,872,190
500,000	Salt Lake County Utah Municipal Building Auth. (Lease) Rev. Ser. 09B	5.820	12/01/2029	586,965
3,000,000	San Francisco California City & County COP Ser. 09D	6.487	11/01/2041	3,895,830
1,000,000	St. Charles Missouri COP Ser. 10B	5.650	02/01/2030	1,043,310
2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment Purchase) Rev. Ser. 10	6.526	12/01/2030	2,376,742

				31,179,381

	Miscellaneous Revenue—5.2%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/2039	523,880
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/2027	567,870
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10	5.587	06/01/2030	2,265,080
7,775,000	Florida State Board of Administration Financing Corporation Rev. Ser. 16A	2.638	07/01/2021	7,687,220
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/2030	1,151,880
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/2030	4,079,425
500,000	Kansas State Development Finance Auth. (Kansas State Projects) Rev. Ser. 10E-2	6.120	11/01/2029	533,235
2,000,000	Kansas State Development Finance Auth. Rev. Ser. 10	5.945	03/01/2030	2,091,480
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B	6.743	04/01/2040	7,443,170
1,000,000	Mississippi State Ser. 10	5.245	11/01/2034	1,164,810
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/2035	3,096,300
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/2039	1,087,860
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/2030	2,093,780
9,680,000	Texas State Ser. 09	5.517	04/01/2039	11,966,610
3,000,000	Wisconsin State General Fund Annual Appropriation Rev. Ref. Ser. 17A	3.954	05/01/2036	3,036,480

				48,789,080

	Miscellaneous Taxes—0.2%
2,000,000	Oregon State (Taxable-Pension) Ser. 03	5.892	06/01/2027	2,338,660

	Multiple Utility Revenue—0.1%
810,000	Colorado Springs Colorado Utilities (Direct Pay) Rev. Ser. 10B2	5.738	11/15/2050	862,998

	Nuclear Revenue—0.2%
2,500,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 16D	2.388	12/01/2023	2,339,925

	Port, Airport & Marina Revenue—3.8%
3,190,000	Chicago Illinois O’Hare International Airport Ser. 10	6.845	01/01/2038	3,390,779
5,750,000	Chicago Illinois O’Hare International Airport Ser. 10	6.395	01/01/2040	7,661,127
1,250,000	Hawaii State Airports System Customer Facilities Charge Rev. Ser. 17A	3.894	07/01/2037	1,231,500
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/2039	262,807
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.023	07/01/2024	1,906,440
2,750,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.123	01/01/2025	2,614,838
2,500,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.223	07/01/2025	2,359,200
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.273	01/01/2026	1,885,420
1,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.323	07/01/2026	938,460
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.423	07/01/2027	1,855,800
3,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.473	07/01/2028	2,759,880
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.573	07/01/2029	1,837,620
1,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.673	07/01/2030	918,130

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Invesco Taxable Municipal Bond ETF (BAB) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Port, Airport & Marina Revenue (continued)
$500,000	Port of Seattle Washington Rev. (Intermediate Lien) Ref. Ser. 17B	3.755%	05/01/2036	$485,075
5,000,000	South Jersey Port Corp. New Jersey (Marine Terminal) Rev. Ser. 09-P-3	7.365	01/01/2040	5,777,950

				35,885,026

	Sales Tax Revenue—2.2%
1,855,000	Central Puget Sound Washington Regional Transportation Auth. Sales & Use Ser. 09	5.491	11/01/2039	2,259,817
1,000,000	Denver Colorado City & County Dedicated Tax & Improvement Rev. Ref. Ser. 16B	3.818	08/01/2032	1,013,500
2,000,000	Massachusetts State Bay Transportation Auth. Sales Tax Rev. Ser. 10	5.869	07/01/2040	2,455,660
450,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/2039	546,341
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/2032	2,761,450
1,000,000	Missouri State Highways & Transportation Commission (State Road) Rev. Ser. 10	5.020	05/01/2025	1,088,240
1,955,000	New York City Transitional Finance Auth. Rev. Ser. 10	4.867	08/01/2024	2,121,077
1,000,000	Salt Lake County Utah Transportation Tax (Salt Lake County) Rev. Ser. 10	3.358	08/15/2019	1,008,210
1,025,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. Ser. 10	5.876	04/01/2032	1,207,255
1,815,000	Utah Transit Auth. Sales Tax Rev. Ser. 09B	5.937	06/15/2039	2,303,816
3,000,000	Washoe County Nevada Sales Tax Rev. Ser. 10	7.451	02/01/2040	3,902,430

				20,667,796

	Sewer Revenue—1.1%
3,000,000	East Bay California Municipal Utility District Wastewater System Rev. Ser. 10	5.026	06/01/2032	3,479,610
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/2025	1,177,692
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/2026	1,244,174
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/2027	1,324,744
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/2028	1,405,018
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/2045	532,125
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/2029	209,792
1,100,000	Riverside California Sewer Rev. Ser. 09	7.000	08/01/2029	1,158,916
200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B	5.425	10/01/2030	211,602

				10,743,673

	Tax Increment Revenue—0.4%
2,000,000	San Jose California Redevelopment Agency Successor Tax Allocation (Senior) Ref. Ser. 17A-T	3.076	08/01/2025	1,952,120
1,000,000	Temecula California Redevelopment Agency Tax Allocation (Temecula Redevelopment No. 1) Rev. Ser. 10B(a)	7.930	08/01/2020	1,110,810
1,000,000	Temecula California Redevelopment Agency Tax Allocation (Temecula Redevelopment No. 1) Rev. Ser. 10B(a)	8.180	08/01/2020	1,116,220

				4,179,150

	Transit Revenue—4.5%
2,500,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/2040	3,202,800
335,000	Metropolitan Transportation Auth. New York Rev. Ser. 09	5.871	11/15/2039	407,460
1,800,000	Metropolitan Transportation Auth. New York Rev. Ser. 10	6.648	11/15/2039	2,372,148
7,250,000	Metropolitan Transportation Auth. New York Rev. Ser. 10A	6.668	11/15/2039	9,657,435
3,745,000	Metropolitan Transportation Auth. New York Rev. Ser. 10C-1	6.687	11/15/2040	4,991,598
6,525,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	6.814	11/15/2040	8,789,306
7,455,000	New Jersey State Transportation Trust Fund Auth. Ser. 10B	6.561	12/15/2040	9,340,668
1,990,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754	12/15/2028	2,183,408
1,125,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	6.104	12/15/2028	1,168,166

				42,112,989

	Water Revenue—9.8%
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/2030	1,588,650
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/2030	216,064
3,000,000	East Bay California Municipal Utility District Water System Rev. Ser. 10	5.874	06/01/2040	3,856,620
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/2030	2,344,840
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/2033	1,519,475
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/2040	2,719,020
1,715,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.603	07/01/2050	2,488,979
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/2024	559,860
2,270,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	6.008	07/01/2039	2,838,794

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93

Invesco Taxable Municipal Bond ETF (BAB) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Water Revenue (continued)
$1,125,000	Massachusetts State Water Pollution Abatement Trust Ser. 10	5.192%	08/01/2040	$1,270,114
1,000,000	Metropolitan Water District of Southern California Ser. 10	6.947	07/01/2040	1,082,420
7,425,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 10EE	6.491	06/15/2042	7,939,849
2,925,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/2041	3,085,524
4,460,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.724	06/15/2042	5,696,044
6,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124	06/15/2042	6,470,941
10,230,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.440	06/15/2043	12,503,515
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/2041	1,067,930
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking Water) Ser. 10	5.707	06/15/2030	1,185,240
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/2029	634,855
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/2039	716,090
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/2039	647,965
2,245,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10	6.000	11/01/2040	2,787,190
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/2027	3,445,860
2,480,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	6.000	11/01/2040	3,075,795
4,600,000	San Francisco City & County Public Utilities Commission Ser. 10	6.950	11/01/2050	6,579,610
3,000,000	Santa Clara Valley California Water District Ref. Ser. 16B	4.354	06/01/2046	3,138,690
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/2040	2,187,240
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/2030	2,378,820
1,645,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.393	08/01/2040	2,045,344
1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813	10/01/2030	1,600,485
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/2030	1,135,750
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/2026	1,429,607
1,250,000	Upper Eagle Regional Water Auth. Colorado Rev. Ser. 10	6.518	12/01/2039	1,325,863
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/2040	616,115

				92,179,158

	Total Municipal Bonds (Cost $856,936,223)			897,109,390

	Corporate Bonds—0.9%
	Commercial Services—0.2%
2,000,000	Trustees of Dartmouth College	3.474	06/01/2046	1,887,155

	Healthcare-Services—0.7%
3,000,000	Baylor Scott & White Holdings	3.967	11/15/2046	2,893,551
2,000,000	Mayo Clinic, Series 2016	4.128	11/15/2052	2,035,797
1,325,000	Montefiore Medical Center	2.895	04/20/2032	1,245,520

				6,174,868

	Total Corporate Bonds (Cost $8,324,900)			8,062,023

Number of Shares
	Money Market Fund—1.5%
14,165,004	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(b) (Cost $14,165,004)			14,165,004

	Total Investments in Securities (Cost $879,426,127)(c)—97.5%			919,336,417
	Other assets less liabilities—2.5%			23,750,255

	Net Assets—100.0%			$943,086,672

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Invesco Taxable Municipal Bond ETF (BAB) (continued)

April 30, 2018

(Unaudited)

Investment Abbreviations:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

Auth.—Authority

COP—Certificate of Participation

PSF-GTD—Permanent School Fund Guaranteed

Ref.—Refunding

Rev.—Revenue

Ser.—Series

Sub.—Subordinated

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(c)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95

Invesco Treasury Collateral ETF (CLTL)

April 30, 2018

(Unaudited)

Portfolio Composition
Security Type Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
U.S. Treasury Bills	56.8
U.S. Treasury Notes	42.6
U.S. Treasury Bonds	0.3
Money Market Fund Plus Other Assets Less Liabilities	0.3

Schedule of Investments

Principal Amount		Value
	Short-Term Investments—99.8%
	U.S. Treasury Securities—99.7%
	U.S. Treasury Bills—56.8%(a)
$6,200,000	1.437%, 06/07/2018	$6,189,589
66,000	1.618%, 06/07/2018	65,889
14,000	1.623%, 06/07/2018	13,976
8,200,000	1.658%, 06/07/2018	8,186,231
297,000	1.662%, 06/07/2018	296,501
6,900,000	1.458%, 06/14/2018	6,886,148
16,000	1.625%, 06/14/2018	15,968
7,000,000	1.628%, 06/14/2018	6,985,947
32,000	1.643%, 06/14/2018	31,936
144,000	1.669%, 06/14/2018	143,711
684,000	1.164%, 06/21/2018	682,370
9,000	1.172%, 06/21/2018	8,979
3,091,000	1.188%, 06/21/2018	3,083,632
9,000	1.285%, 06/21/2018	8,979
9,000	1.320%, 06/21/2018	8,979
6,500,000	1.493%, 06/21/2018	6,484,507
24,000	1.627%, 06/21/2018	23,943
387,000	1.659%, 06/21/2018	386,078
86,000	1.682%, 06/21/2018	85,795
8,000,000	1.685%, 06/21/2018	7,980,932
6,900,000	1.500%, 06/28/2018	6,881,227
315,000	1.629%, 06/28/2018	314,143
16,000	1.662%, 06/28/2018	15,956
70,000	1.686%, 06/28/2018	69,810
8,000,000	1.705%, 06/28/2018	7,978,234
7,100,000	1.546%, 07/05/2018	7,077,649
17,000	1.685%, 07/05/2018	16,946
153,000	1.696%, 07/05/2018	152,518
7,000,000	1.724%, 07/05/2018	6,977,964
34,000	1.727%, 07/05/2018	33,893
7,100,000	1.554%, 07/12/2018	7,075,381
17,000	1.697%, 07/12/2018	16,941
153,000	1.698%, 07/12/2018	152,469
6,900,000	1.735%, 07/12/2018	6,876,074
34,000	1.740%, 07/12/2018	33,882
1,961,000	1.186%, 07/19/2018	1,953,469
8,500,000	1.583%, 07/19/2018	8,467,358
24,000	1.710%, 07/19/2018	23,908
216,000	1.715%, 07/19/2018	215,170

Principal Amount		Value
	Short-Term Investments (continued)
	U.S. Treasury Securities (continued)
	U.S. Treasury Bills (continued)
$7,000,000	1.749%, 07/19/2018	$6,973,118
48,000	1.752%, 07/19/2018	47,816
7,100,000	1.591%, 07/26/2018	7,069,873
153,000	1.722%, 07/26/2018	152,351
17,000	1.733%, 07/26/2018	16,928
34,000	1.776%, 07/26/2018	33,856
6,900,000	1.780%, 07/26/2018	6,870,721
7,100,000	1.621%, 08/02/2018	7,066,569
17,000	1.730%, 08/02/2018	16,920
153,000	1.747%, 08/02/2018	152,280
6,900,000	1.801%, 08/02/2018	6,867,511
34,000	1.802%, 08/02/2018	33,840
7,100,000	1.761%, 08/09/2018	7,063,712
144,000	1.772%, 08/09/2018	143,264
32,000	1.820%, 08/09/2018	31,836
3,700,000	1.190%, 08/16/2018	3,679,652
9,000	1.344%, 08/16/2018	8,950
9,000	1.428%, 08/16/2018	8,950
9,000	1.775%, 08/16/2018	8,950
5,000,000	1.781%, 08/16/2018	4,972,503
180,000	1.791%, 08/16/2018	179,010
40,000	1.829%, 08/16/2018	39,780
7,200,000	1.786%, 08/23/2018	7,157,805
153,000	1.805%, 08/23/2018	152,103
34,000	1.828%, 08/23/2018	33,801
7,000,000	1.811%, 08/30/2018	6,956,241
144,000	1.817%, 08/30/2018	143,100
32,000	1.840%, 08/30/2018	31,800
153,000	1.824%, 09/06/2018	151,976
7,500,000	1.854%, 09/06/2018	7,449,786
34,000	1.860%, 09/06/2018	33,772
2,209,000	1.260%, 09/13/2018	2,193,283
9,000	1.438%, 09/13/2018	8,936
1,200,000	1.600%, 09/13/2018	1,191,462
8,000	1.760%, 09/13/2018	7,943
225,000	1.826%, 09/13/2018	223,399
7,400,000	1.850%, 09/13/2018	7,347,349
50,000	1.875%, 09/13/2018	49,644
153,000	1.832%, 09/20/2018	151,853
7,500,000	1.875%, 09/20/2018	7,443,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

Invesco Treasury Collateral ETF (CLTL) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Value
	Short-Term Investments (continued)
	U.S. Treasury Securities (continued)
	U.S. Treasury Bills (continued)
$34,000	1.908%, 09/20/2018	$33,745
153,000	1.843%, 09/27/2018	151,794
7,500,000	1.889%, 09/27/2018	7,440,866
34,000	1.918%, 09/27/2018	33,732
7,000,000	1.925%, 10/04/2018	6,941,457
3,500,000	1.388%, 10/11/2018	3,469,177
8,000	1.470%, 10/11/2018	7,930
8,000	1.810%, 10/11/2018	7,930
72,000	1.811%, 10/11/2018	71,366
7,000,000	1.938%, 10/11/2018	6,938,354
16,000	1.945%, 10/11/2018	15,859
7,000,000	1.950%, 10/18/2018	6,935,542
7,000,000	1.961%, 10/25/2018	6,932,500
7,000,000	1.986%, 11/01/2018	6,929,735
3,600,000	1.561%, 11/08/2018	3,563,507
72,000	1.828%, 11/08/2018	71,270
8,000	1.849%, 11/08/2018	7,919
16,000	1.895%, 11/08/2018	15,838
500,000	1.676%, 12/06/2018	494,426
3,000,000	1.700%, 12/06/2018	2,966,554
16,000	1.829%, 12/06/2018	15,822
8,000	1.856%, 12/06/2018	7,911
72,000	1.862%, 12/06/2018	71,197
3,300,000	1.738%, 01/03/2019	3,255,339
72,000	1.897%, 01/03/2019	71,026
8,000	1.899%, 01/03/2019	7,892
16,000	1.955%, 01/03/2019	15,783
3,400,000	1.838%, 01/31/2019	3,346,822
8,000	1.917%, 01/31/2019	7,875
72,000	1.946%, 01/31/2019	70,874
16,000	2.037%, 01/31/2019	15,750
63,000	1.966%, 02/28/2019	61,881
3,000,000	2.008%, 02/28/2019	2,946,722
14,000	2.105%, 02/28/2019	13,751
81,000	2.011%, 03/28/2019	79,404
4,000,000	2.040%, 03/28/2019	3,921,204
18,000	2.145%, 03/28/2019	17,645
4,500,000	2.168%, 04/25/2019	4,402,509

	(Cost $265,513,290)	265,428,388

	U.S. Treasury Notes—42.6%
4,690,000	1.125%, 06/15/2018	4,686,515
4,990,000	0.625%, 06/30/2018	4,980,889
4,500,000	1.375%, 06/30/2018	4,497,226
2,670,000	2.375%, 06/30/2018	2,672,741
4,632,000	0.875%, 07/15/2018	4,622,825
5,020,000	0.750%, 07/31/2018	5,006,265
5,559,000	1.375%, 07/31/2018	5,552,444
1,831,000	2.250%, 07/31/2018	1,832,831
4,540,000	1.000%, 08/15/2018	4,528,050
2,732,000	4.000%, 08/15/2018	2,748,581
4,954,000	0.750%, 08/31/2018	4,934,264
8,780,000	1.500%, 08/31/2018	8,767,139
4,540,000	1.000%, 09/15/2018	4,523,152
4,954,000	0.750%, 09/30/2018	4,928,069
9,194,000	1.375%, 09/30/2018	9,170,476
4,630,000	0.875%, 10/15/2018	4,605,765
4,629,000	0.750%, 10/31/2018	4,599,255

Principal Amount		Value
	Short- Term Investments (continued)
	U.S. Treasury Securities (continued)
	U.S. Treasury Notes (continued)
$6,182,000	1.250%, 10/31/2018	$6,157,731
2,065,000	1.750%, 10/31/2018	2,061,894
4,520,000	1.250%, 11/15/2018	4,500,225
5,032,000	3.750%, 11/15/2018	5,076,423
4,832,000	1.000%, 11/30/2018	4,801,328
5,556,000	1.250%, 11/30/2018	5,528,546
2,572,000	1.375%, 11/30/2018	2,561,300
4,108,000	1.250%, 12/15/2018	4,085,936
4,620,000	1.250%, 12/31/2018	4,592,298
3,084,000	1.375%, 12/31/2018	3,067,857
5,956,000	1.500%, 12/31/2018	5,930,640
4,108,000	1.125%, 01/15/2019	4,077,832
5,956,000	1.125%, 01/31/2019	5,908,073
4,562,000	1.250%, 01/31/2019	4,529,923
6,680,000	1.500%, 01/31/2019	6,645,034
3,077,000	0.750%, 02/15/2019	3,041,663
3,077,000	2.750%, 02/15/2019	3,089,621
3,077,000	1.125%, 02/28/2019	3,048,874
3,077,000	1.375%, 02/28/2019	3,055,124
4,099,000	1.500%, 02/28/2019	4,073,702
4,099,000	1.000%, 03/15/2019	4,054,808
4,099,000	1.250%, 03/31/2019	4,061,613
2,055,000	1.500%, 03/31/2019	2,040,952
5,643,000	1.625%, 03/31/2019	5,610,487
4,000,000	0.875%, 04/15/2019	3,947,969
6,000,000	1.250%, 04/30/2019	5,939,180
5,200,000	1.625%, 04/30/2019	5,166,383

	(Cost $199,622,554)	199,311,903

	U.S. Treasury Bonds—0.3%
612,000	9.000%, 11/15/2018	634,460
1,022,000	8.875%, 02/15/2019	1,074,896

	(Cost $1,714,643)	1,709,356

Number of Shares
	Money Market Fund—0.1%
306,144	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(b) (Cost $306,144)	306,144

	Total Investments in Securities (Cost $467,156,631)—99.8%	466,755,791
	Other assets less liabilities—0.2%	769,690

	Net Assets—100.0%	$467,525,481

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97

Invesco Variable Rate Preferred ETF (VRP)

April 30, 2018

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Banks	57.3
Insurance	9.9
Pipelines	8.5
Capital Markets	5.3
Miscellaneous Manufacturing	3.4
Diversified Financial Services	3.3
Mortgage REITs	1.9
Consumer Finance	1.7
Electric	1.7
Oil, Gas & Consumable Fuels	1.6
Media	0.8
Multi-Utilities	0.3
Food Products	0.6
Auto Manufacturers	0.6
Electric Utilities	0.6
Thrifts & Mortgage Finance	0.4
Commercial Services & Supplies	0.3
Hand/Machine Tools	0.3
Money Market Funds Plus Other Assets Less Liabilities	1.5

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—73.0%
	Auto Manufacturers—0.6%
$12,750,000	General Motors Financial Co., Inc., Series A(a)	5.750%	12/29/2049	$12,638,437

	Banks—46.6%
23,675,000	Bank of America Corp., Series AA	6.100	12/29/2049	24,651,594
12,300,000	Bank of America Corp., Series DD	6.300	12/29/2049	13,099,500
29,800,000	Bank of America Corp., Series FF	5.875	09/15/2166	29,874,500
5,626,000	Bank of America Corp., Series K (3 mo. USD LIBOR + 3.63%)(b)	5.989	07/29/2049	5,654,130
15,650,000	Bank of America Corp., Series M	8.125	11/15/2166	15,659,781
12,150,000	Bank of America Corp., Series U(a)	5.200	12/01/2165	12,119,625
18,250,000	Bank of America Corp., Series V	5.125	12/29/2049	18,569,375
24,700,000	Bank of America Corp., Series X	6.250	09/29/2049	25,873,250
17,150,000	Bank of America Corp., Series Z	6.500	12/31/2049	18,264,750
6,500,000	Bank of New York Mellon Corp. (The), Series D	4.500	12/20/2165	6,256,250
12,600,000	Bank of New York Mellon Corp. (The), Series E	4.950	12/20/2165	12,883,500
12,750,000	Bank of New York Mellon Corp. (The), Series F	4.625	12/29/2049	12,367,500
4,200,000	CIT Group, Inc., Series A	5.800	12/15/2165	4,252,500
18,650,000	Citigroup, Inc.	5.950	07/30/2166	19,116,250
15,200,000	Citigroup, Inc., Series D(a)	5.350	04/29/2049	15,029,000
21,300,000	Citigroup, Inc., Series M	6.300	11/15/2165	21,965,625
18,300,000	Citigroup, Inc., Series N	5.800	11/29/2049	18,917,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

Invesco Variable Rate Preferred ETF (VRP) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$18,500,000	Citigroup, Inc., Series O	5.875%	12/29/2049	$19,055,000
24,400,000	Citigroup, Inc., Series P	5.950	12/29/2049	25,010,000
15,300,000	Citigroup, Inc., Series Q	5.950	12/29/2049	15,873,750
18,300,000	Citigroup, Inc., Series R	6.125	12/29/2049	19,169,250
18,450,000	Citigroup, Inc., Series T	6.250	12/29/2049	19,257,187
7,600,000	Fifth Third Bancorp	5.100	12/31/2165	7,495,500
7,167,000	Goldman Sachs Capital II	4.000	12/03/2165	6,056,115
11,740,000	Goldman Sachs Group, Inc. (The), Series L	5.700	12/29/2049	11,974,800
18,200,000	Goldman Sachs Group, Inc. (The), Series M	5.375	11/10/2166	18,655,000
6,100,000	Goldman Sachs Group, Inc. (The), Series O	5.300	12/29/2049	6,046,625
13,950,000	Goldman Sachs Group, Inc. (The), Series P	5.000	05/10/2166	13,426,875
6,400,000	Huntington Bancshares, Inc., Series E	5.700	07/15/2166	6,400,000
72,300,000	JPMorgan Chase & Co., Series 1 (3 mo. USD LIBOR + 3.47%)(b)	5.829	10/30/2166	72,706,687
15,450,000	JPMorgan Chase & Co., Series CC	4.625	05/01/2166	14,561,625
18,450,000	JPMorgan Chase & Co., Series Q	5.150	12/29/2049	18,397,048
18,550,000	JPMorgan Chase & Co., Series R	6.000	12/29/2049	19,013,750
24,700,000	JPMorgan Chase & Co., Series S	6.750	01/29/2049	26,892,125
4,040,000	JPMorgan Chase & Co., Series U (3 mo. USD LIBOR + 0.95%)(b)	3.313	02/02/2037	3,682,886
12,200,000	JPMorgan Chase & Co., Series U	6.125	12/29/2049	12,749,000
30,750,000	JPMorgan Chase & Co., Series V	5.000	12/31/2049	31,326,563
7,301,000	JPMorgan Chase & Co., Series W (3 mo. USD LIBOR + 1.00%)(b)	2.839	05/15/2047	6,578,040
19,500,000	JPMorgan Chase & Co., Series X	6.100	10/29/2049	20,280,000
24,400,000	JPMorgan Chase & Co., Series Z	5.300	12/29/2049	25,254,000
6,650,000	KeyCorp, Series D	5.000	12/15/2165	6,517,000
4,500,000	M&T Bank Corp., Series E	6.450	08/15/2166	4,938,750
6,250,000	M&T Bank Corp., Series F	5.125	05/01/2166	6,226,562
6,300,000	Mellon Capital IV, Series 1(a)	4.000	06/29/2049	5,670,000
15,400,000	Morgan Stanley, Series H	5.450	07/29/2049	15,708,000
17,400,000	Morgan Stanley, Series J	5.550	07/15/2166	17,900,250
6,250,000	Northern Trust Corp., Series D	4.600	04/01/2166	6,117,188
12,725,000	PNC Financial Services Group, Inc. (The), Series O	6.750	12/31/2049	13,711,188
6,100,000	PNC Financial Services Group, Inc. (The), Series R	4.850	12/31/2049	6,058,063
6,600,000	PNC Financial Services Group, Inc. (The), Series S	5.000	05/01/2166	6,542,250
10,221,000	State Street Corp. (3 mo. USD LIBOR + 1.00%)(b)	3.125	06/01/2077	9,265,265
9,570,000	State Street Corp., Series F	5.250	12/29/2049	9,881,025
9,700,000	SunTrust Banks, Inc., Series G	5.050	12/30/2165	9,651,500
6,300,000	SunTrust Banks, Inc., Series H(a)	5.125	06/15/2166	6,079,500
9,750,000	U.S. Bancorp, Series I	5.125	01/15/2166	9,993,750
12,550,000	U.S. Bancorp, Series J	5.300	12/29/2049	12,738,250
8,760,000	USB Capital IX	3.500	10/29/2049	8,081,100
31,053,000	Wachovia Capital Trust III	5.570	03/29/2049	30,820,103
41,150,000	Wells Fargo & Co., Series K (3 mo. USD LIBOR + 3.77%)(b)	5.895	03/29/2049	41,561,500
24,700,000	Wells Fargo & Co., Series S	5.900	12/29/2049	25,194,000
24,400,000	Wells Fargo & Co., Series U	5.875	12/29/2049	25,254,000

				972,325,825

	Diversified Financial Services—3.2%
9,500,000	American Express Co., Series B(a)	5.200	05/29/2049	9,761,250
10,950,000	American Express Co., Series C	4.900	12/29/2049	11,004,750
5,100,000	Charles Schwab Corp. (The)(a)	7.000	08/01/2166	5,673,750
7,625,000	Charles Schwab Corp. (The), Series E	4.625	03/01/2166	7,625,000
6,350,000	Charles Schwab Corp. (The), Series F	5.000	06/01/2166	6,175,375
7,200,000	Discover Financial Services, Series C	5.500	04/30/2166	7,056,000
5,100,000	E*Trade Financial Corp., Series A(a)	5.875	03/15/2166	5,221,125
3,900,000	E*Trade Financial Corp., Series B	5.300	09/15/2166	3,822,000
5,053,000	National Rural Utilities Cooperative Finance Corp.	4.750	04/30/2043	5,134,364
4,425,000	National Rural Utilities Cooperative Finance Corp.	5.250	04/20/2046	4,625,667

				66,099,281

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

99

Invesco Variable Rate Preferred ETF (VRP) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Electric—1.7%
$8,660,000	Dominion Energy, Inc.	5.750%	10/01/2054	$9,284,641
4,097,000	NextEra Energy Capital Holdings, Inc. (3 mo. USD LIBOR + 2.07%)(b)	4.376	10/01/2066	4,050,909
7,000,000	NextEra Energy Capital Holdings, Inc.	4.800	12/01/2077	6,728,750
4,400,000	Southern California Edison Co., Series E	6.250	08/01/2166	4,675,000
7,001,000	Southern Co. (The), Series B	5.500	03/15/2057	7,316,045
6,376,000	WEC Energy Group, Inc. (3 mo. USD LIBOR + 2.11%)(b)	3.951	05/15/2067	6,304,270

				38,359,615

	Hand/Machine Tools—0.3%
5,013,000	Stanley Black & Decker, Inc.	5.750	12/15/2053	5,119,526

	Insurance—7.9%
10,500,000	Aegon NV (Netherlands)	5.500	04/11/2048	10,448,539
10,284,000	Allstate Corp. (The), Series B	5.750	08/15/2053	10,721,070
9,700,000	American International Group, Inc., Series A-9	5.750	04/01/2048	9,805,541
5,100,000	Assurant, Inc.	7.000	03/27/2048	5,285,773
3,024,000	Everest Reinsurance Holdings, Inc. (3 mo. USD LIBOR + 2.39%)(a)(b)	4.224	05/01/2067	3,012,660
6,243,000	Hartford Financial Services Group, Inc. (The)	8.125	06/15/2038	6,261,729
9,250,000	Lincoln National Corp. (3 mo. USD LIBOR + 2.36%)(b)	4.242	05/17/2066	9,018,750
6,315,000	Lincoln National Corp. (3 mo. USD LIBOR + 2.04%)(b)	4.399	04/20/2067	6,078,187
19,250,000	MetLife, Inc., Series C	5.250	12/29/2049	19,745,688
6,400,000	MetLife, Inc., Series D	5.875	09/15/2166	6,678,400
5,058,000	Principal Financial Group, Inc.	4.700	05/15/2055	5,108,580
6,500,000	Progressive Corp. (The), Series B	5.375	09/15/2166	6,570,688
12,736,000	Prudential Financial, Inc.	5.875	09/15/2042	13,551,868
19,148,000	Prudential Financial, Inc.	5.625	06/15/2043	20,153,270
6,445,000	Prudential Financial, Inc.	5.200	03/15/2044	6,533,619
12,511,000	Prudential Financial, Inc.	5.375	05/15/2045	12,671,904
9,650,000	Prudential Financial, Inc.	4.500	09/15/2047	9,152,567
4,030,000	Reinsurance Group of America, Inc. (3 mo. USD LIBOR + 2.67%)(b)	4.790	12/15/2065	3,999,775

				164,798,608

	Media—0.8%
8,450,000	Viacom, Inc.	5.875	02/28/2057	8,545,063
8,250,000	Viacom, Inc.(a)	6.250	02/28/2057	8,404,687

				16,949,750

	Miscellaneous Manufacturing—3.4%
72,500,000	General Electric Co., Series D	5.000	06/15/2165	71,820,312

	Pipelines—8.5%
7,800,000	Andeavor Logistics LP, Series A	6.875	02/15/2166	7,965,750
5,175,000	Buckeye Partners LP	6.375	01/22/2078	5,049,336
6,300,000	DCP Midstream LP, Series A	7.375	06/15/2166	6,252,750
12,700,000	Enbridge, Inc. (Canada)	5.500	07/15/2077	11,858,625
10,800,000	Enbridge, Inc. (Canada)	6.250	03/01/2078	10,557,000
9,825,000	Enbridge, Inc., Series 16-A (Canada)	6.000	01/15/2077	9,640,781
12,000,000	Energy Transfer Partners LP, Series A(a)	6.250	02/15/2166	11,480,154
7,100,000	Energy Transfer Partners LP, Series B(a)	6.625	02/15/2166	6,740,673
5,000,000	EnLink Midstream Partners LP, Series C(a)	6.000	12/15/2165	4,706,250
9,000,000	Enterprise Products Operating LLC	5.375	02/15/2078	8,506,876
6,295,000	Enterprise Products Operating LLC, Series A (3 mo. USD LIBOR + 3.71%)(b)	6.066	08/01/2066	6,318,606
8,950,000	Enterprise Products Operating LLC, Series D	4.875	08/16/2077	8,735,491
12,950,000	Enterprise Products Operating LLC, Series E	5.250	08/16/2077	12,563,980
10,000,000	Plains All American Pipeline LP, Series B(a)	6.125	11/15/2165	9,762,500
12,760,000	TransCanada Pipelines Ltd. (Canada) (3 mo. USD LIBOR + 2.21%)(a)(b)	4.049	05/15/2067	12,329,350
9,435,000	TransCanada Trust (Canada)	5.625	05/20/2075	9,682,669
19,300,000	TransCanada Trust (Canada)	5.300	03/15/2077	18,843,854

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

100

Invesco Variable Rate Preferred ETF (VRP) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Pipelines (continued)
$15,292,000	TransCanada Trust, Series 16-A (Canada)	5.875%	08/15/2076	$15,750,760

				176,745,405

	Total Corporate Bonds (Cost $1,563,709,763)			1,524,856,759

Number of Shares
	Preferred Stocks & Other Equity Interests—25.5%(c)
	Banks—10.7%
186,961	Banco Santander SA, 4.00%, Series 6 (Spain)(a)			4,567,457
151,618	Bank of America Corp., 3.00%, Series H			3,349,242
106,731	Bank of America Corp., 4.00%, Series 4(a)			2,498,573
215,768	Bank of America Corp., 4.00%, Series 5			4,908,722
162,531	Bank of America Corp., 4.00%, Series E(a)			3,855,235
1,115,435	Citigroup Capital XIII, 8.73% (3 mo. USD LIBOR + 6.37%)(b)			29,882,504
741,860	Citigroup, Inc., 6.88%, Series K			20,415,987
471,346	Citigroup, Inc., 7.13%, Series J			13,136,413
237,852	Fifth Third Bancorp, 6.63%, Series I			6,750,240
58,335	FNB Corp., 7.25%(a)			1,631,630
262,952	KeyCorp, 6.13%, Series E			7,133,888
523,583	Merrill Lynch Capital Trust I, 6.45%, Series K			13,450,847
373,254	Merrill Lynch Capital Trust III, 7.38%			9,835,243
132,702	People’s United Financial, Inc., 5.63%, Series A			3,403,806
772,319	PNC Financial Services Group, Inc. (The), 6.13%, Series P(a)			20,953,014
260,383	Regions Financial Corp., 6.38%, Series B(a)			7,181,363
91,957	SunTrust Banks, Inc., 4.00%			2,233,636
69,304	Synovus Financial Corp., 7.88%, Series C			1,770,024
515,229	U.S. Bancorp, 3.50%, Series B			11,695,698
568,179	U.S. Bancorp, 6.50%, Series F			15,681,740
53,182	Valley National Bancorp, 5.50%, Series B			1,359,864
60,528	Valley National Bancorp, 6.25%, Series A			1,590,071
859,331	Wells Fargo & Co., 5.85%, Series Q			22,170,740
417,521	Wells Fargo & Co., 6.63%			11,444,251
66,363	Wintrust Financial Corp., 6.50%, Series D			1,785,165
73,483	Zions Bancorp, 6.30%, Series G			1,970,079

				224,655,432

	Capital Markets—5.3%
279,249	Goldman Sachs Group, Inc. (The), 3.75%, Series A(a)			6,062,496
75,089	Goldman Sachs Group, Inc. (The), 4.00%, Series C			1,707,524
503,158	Goldman Sachs Group, Inc. (The), 4.00%, Series D(a)			11,230,487
372,550	Goldman Sachs Group, Inc. (The), 5.50%, Series J(a)			9,574,535
260,402	Goldman Sachs Group, Inc. (The), 6.38%, Series K			7,207,927
522,498	Morgan Stanley, 4.00%, Series A			11,714,405
475,568	Morgan Stanley, 5.85%, Series K			12,198,319
474,258	Morgan Stanley, 6.38%, Series I			12,681,659
401,974	Morgan Stanley, 6.88%, Series F			11,054,285
408,517	Morgan Stanley, 7.13%, Series E			11,495,668
256,375	State Street Corp., 5.35%, Series G			6,578,583
386,837	State Street Corp., 5.90%, Series D			10,208,628

				111,714,516

	Commercial Services & Supplies—0.3%
212,671	NuStar Logistics LP, 9.08% (3 mo. USD LIBOR + 6.73%)(b)			5,359,309

	Consumer Finance—1.7%
1,368,722	GMAC Capital Trust I, 7.62%, Series 2 (3 mo. USD LIBOR + 5.79%)(b)			36,394,318

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

101

Invesco Variable Rate Preferred ETF (VRP) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Preferred Stocks & Other Equity Interests (continued)
	Diversified Financial Services—0.1%
52,187	Compass Diversified Holdings, 7.88%, Series B	$1,118,889

	Electric Utilities—0.6%
147,816	SCE Trust III, 5.75%, Series H	3,909,733
173,591	SCE Trust IV, 5.38%, Series J(a)	4,456,081
160,980	SCE Trust V, 5.45%, Series K	4,145,235

		12,511,049

	Food Products—0.6%
257,299	CHS, Inc., 6.75%, Series 3	6,769,537
218,789	CHS, Inc., 7.10%, Series 2	5,994,818

		12,764,355

	Insurance—2.0%
132,494	Aegon NV, 4.00%, Series 1 (Netherlands)	3,265,977
262,967	Allstate Corp. (The), 5.10%	6,676,732
145,196	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)(a)	3,709,758
307,912	Hartford Financial Services Group, Inc. (The), 7.88%	8,923,290
318,999	MetLife, Inc., 4.00%, Series A(a)	7,981,355
211,957	Reinsurance Group of America, Inc., 5.75%	5,449,415
212,762	Reinsurance Group of America, Inc., 6.20%	5,663,724

		41,670,251

	Mortgage REITs—1.9%
171,582	Agnc Investment Corp., 7.00%, Series C	4,375,341
226,371	Annaly Capital Management, Inc., 6.50%, Series G	5,446,486
375,629	Annaly Capital Management, Inc., 6.95%, Series F	9,462,095
171,774	Chimera Investment Corp., 8.00%, Series B	4,345,882
71,267	New York Mortgage Trust, Inc., 8.00%, Series D	1,648,406
103,930	PennyMac Mortgage Investment Trust, 8.00%, Series B	2,611,761
61,225	PennyMac Mortgage Investment Trust, 8.13%, Series A(a)	1,573,482
63,270	Resource Capital Corp., 8.63%	1,621,610
155,969	Two Harbors Investment Corp., 7.25%, Series C	3,738,577
151,401	Two Harbors Investment Corp., 7.63%, Series B	3,785,025
77,009	Two Harbors Investment Corp., 8.13%, Series A(a)	1,999,924

		40,608,589

	Multi-Utilities—0.3%
204,445	Integrys Holding, Inc., 6.00%	5,290,015
53,093	Just Energy Group, Inc., 8.50%, Series A (Canada)(a)	1,227,510

		6,517,525

	Oil, Gas & Consumable Fuels—1.6%
271,664	Enbridge, Inc., 6.38%, Series B (Canada)(a)	6,859,516
163,800	Energy Transfer Partners LP, 7.38%, Series C	4,065,516
61,082	GasLog Partners LP, 8.20%, Series B (Monaco)(a)	1,587,521
75,946	GasLog Partners LP, 8.63%, Series A (Monaco)(a)	1,977,634
111,565	NGL Energy Partners LP, 9.00%, Series B	2,658,594
204,080	NuStar Energy LP, 7.63%, Series B	4,330,578
120,366	NuStar Energy LP, 8.50%, Series A	2,674,532
91,058	NuStar Energy LP, 9.00%, Series C(a)	2,088,871
66,558	Targa Resources Partners LP, 9.00%, Series A	1,753,803
89,657	Teekay LNG Partners LP, 8.50%, Series B (Bermuda)	2,053,145
55,906	Teekay Offshore Partners LP, 8.88%, Series E(a)	1,388,146
61,416	Tsakos Energy Navigation Ltd., 9.25%, Series E (Greece)	1,538,471

		32,976,327

	Thrifts & Mortgage Finance—0.4%
272,943	New York Community Bancorp, Inc., 6.38%, Series A	7,388,567

	Total Preferred Stocks & Other Equity Interests (Cost $554,840,686)	533,679,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

102

Invesco Variable Rate Preferred ETF (VRP) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.6%
11,855,028	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(d) (Cost $11,855,028)	$11,855,028

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $2,130,405,477)—99.1%	2,070,390,914

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.5%
52,750,038	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(d)(e) (Cost $52,750,038)	52,750,038

	Total Investments in Securities (Cost $2,183,155,515)—101.6%	2,123,140,952
	Other assets less liabilities—(1.6)%	(32,977,038)

	Net Assets—100.0%	$2,090,163,914

LIBOR—London Interbank Offered Rate

USD—U.S. Dollar

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2018.
(b)	Variable rate coupon. Stated interest rate was in effect at April 30, 2018.
(c)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

103

Invesco VRDO Tax-Free Weekly ETF (PVI)

April 30, 2018

(Unaudited)

Portfolio Composition
State Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Arizona	4.3
California	14.2
Colorado	3.9
Connecticut	4.0
Florida	15.1
Indiana	4.0
Louisiana	3.7
Maryland	8.5
Massachusetts	4.3
Michigan	4.0
Missouri	4.5
Nevada	4.0
New York	8.4
Ohio	3.5
Tennessee	6.1
Washington	3.1
Other States Less Than 3% Each	2.3
Other Assets Less Liabilities	2.1

Schedule of Investments

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds—97.9%(b)
	Ad Valorem Property Tax—4.0%
$2,500,000	Washington Maryland Suburban Sanitary District Ser. 15A	1.730%	06/01/2023	$2,500,000

	College & University Revenue—7.1%
2,500,000	Michigan State University (General Remarketed 2/25/15) Rev. Ser. 00A	1.690	08/15/2030	2,500,000
1,900,000	Washington State Higher Education Facilities Auth. (Whitman College Project) Ref. Ser. 04	1.730	10/01/2029	1,900,000

				4,400,000

	Electric Power Revenue—7.0%
2,400,000	Santa Clara California Electric Rev. Sub.-Ser. 08B (LOC-Bank Tokyo-Mitsubishi UFJ)(c)	1.660	07/01/2027	2,400,000
1,985,000	Sevier County Tennessee Public Building Auth. (Local Government Improvement Program) Ser. 10V-D-1 (LOC-Bank of America N.A.)(c)	1.790	06/01/2026	1,985,000

				4,385,000

	Health, Hospital, Nursing Home Revenue—31.6%
1,600,000	ABAG Finance Auth. For Nonprofit Corporations (Sharp HealthCare) Ser. 09A (LOC-Bank of America N.A.)(c)	1.620	08/01/2024	1,600,000
180,000	Arizona State Health Facilities Auth. (Banner Health) Ser. 08F (LOC-JPMorgan Chase Bank N.A.)(c)	1.720	01/01/2029	180,000
2,500,000	Arizona State Health Facilities Auth. (Dignity Health) Ser. 05B (LOC-JPMorgan Chase Bank N.A.)(c)	1.730	07/01/2035	2,500,000
2,500,000	California State Statewide Community Development Auth. (Kaiser Permanente) Ser. 04M	1.640	04/01/2038	2,500,000
2,200,000	Cleveland-Cuyahoga County Ohio Port Auth. (Carnegie/89th Garage Project) Ser. 07 (LOC-JPMorgan Chase Bank N.A.)(c)	1.700	01/01/2037	2,200,000
2,500,000	Connecticut State Health & Educational Facilities Auth. (Yale New Heaven Hospital) Rev. Ser. 13O (LOC-Wells Fargo Bank N.A.)(c)	1.680	07/01/2053	2,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

104

Invesco VRDO Tax-Free Weekly ETF (PVI) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds (continued)
	Health, Hospital, Nursing Home Revenue (continued)
$300,000	Louisiana State Public Facilities Auth. (Christus Health) Rev. Ref. Ser. 09B2 (LOC-Bank of New York Mellon (The))(c)	1.770%	07/01/2047	$300,000
2,800,000	Maryland State Health & Higher Educational Facilities Auth. (University of Maryland Medical Systems) Rev. Ser. 07A (LOC-Wells Fargo Bank N.A.)(c)	1.730	07/01/2034	2,800,000
2,500,000	Massachusetts State Health & Educational Facilities Auth. (Partners Healthcare P-1—Remarketed 05/14/09) Rev. Ser. 97	1.710	07/01/2027	2,500,000
2,500,000	Missouri State Health & Educational Facilities Auth. (BJC Health System) Ser. 08C	1.750	05/15/2038	2,500,000
135,000	University of North Carolina at Chapel Hill Rev. Ref. Ser. 03B	1.690	02/01/2029	135,000

				19,715,000

	Highway Tolls Revenue—4.0%
2,325,000	Bay Area California Auth. Toll Bridge Rev. Ser. 07 (LOC-Sumitomo Mitsui Banking)(c)	1.570	04/01/2047	2,325,000
185,000	Massachusetts State Department of Transportation Highway System (Contract Assistance—Remarketed 11/20/14) Rev. Ref. Ser. 10A7	1.740	01/01/2029	185,000

				2,510,000

	Hotel Occupancy Tax—0.5%
300,000	Kansas City Missouri Special Obligation (H. Roe Bartle) Ref. Ser. 08F (LOC-Sumitomo Mitsui Banking)(c)	1.790	04/15/2025	300,000

	Local or GTD Housing—8.3%
2,500,000	Indianapolis Indiana Multifamily Housing (Capital Place-Convington) Rev. Ser. 08 (LOC-Fannie Mae)(c)	1.720	05/15/2038	2,500,000
1,200,000	Nebraska State Investment Finance Auth. Single Family Housing Rev. Ser. 10B GNMA	1.730	09/01/2038	1,200,000
1,450,000	New York State Housing Finance Agency (222 E 44th Street Housing) Rev. Ser. 15A (LOC-Bank of China Ltd.)(c)	1.830	05/01/2050	1,450,000

				5,150,000

	Miscellaneous Revenue—5.8%
1,795,000	Clarksville Tennessee Public Building Auth. (Pooled Financing Tennessee Municipal Bond Fund) Rev. Ser. 99 (LOC-Bank of America N.A.)(c)	1.860	06/01/2029	1,795,000
200,000	New York State Housing Finance Agency Service Contract (Remarketed 10/08/08) Rev. Ref. Ser. 03L (LOC-Bank of America N.A.)(c)	1.750	09/15/2021	200,000
1,600,000	New York State Urban Development Corp. (CVS Contract) Rev. Ref. Ser. 08A-1 (LOC-Wells Fargo Bank N.A.)(c)	1.730	01/01/2030	1,600,000

				3,595,000

	Multiple Utility Revenue—3.9%
2,400,000	Colorado Springs Colorado Utilities Improvement (Sub.-Lien) Rev. Ser. 06B	1.760	11/01/2036	2,400,000

	Port, Airport & Marina Revenue—7.2%
2,500,000	Clark County Nevada Appropriation (Sub.-Lien) Rev. Ser. 08D-3 (LOC-Bank of America N.A.)(c)	1.770	07/01/2029	2,500,000
2,000,000	Louisiana State Offshore Terminal Auth. Deepwater Port (Loop LLC Project) Rev. Ref. Ser. 13B (LOC-JPMorgan Chase Bank N.A.)(c)	1.730	09/01/2033	2,000,000

				4,500,000

	Sales Tax Revenue—7.9%
2,930,000	Florida State Department of Environmental Protection Preservation (Everglades Restoration) Rev. Ser. 07A AGC	1.780	07/01/2027	2,930,000
2,000,000	Nassau County Interim Finance Auth. (Sales Tax Secured) Ser. 08B	1.770	11/15/2021	2,000,000

				4,930,000

	Water Revenue—10.6%
100,000	Charlotte North Carolina Water & Sewer System Rev. Ser. 06B	1.680	07/01/2036	100,000
2,500,000	Florida Keys Aqueduct Auth. Water Rev. Ref. Ser. 08 (LOC-TD Bank N.A.)(c)	1.760	09/01/2035	2,500,000
2,500,000	JEA Florida Water & Sewer System Rev. Ser. 08B	1.730	10/01/2041	2,500,000
1,500,000	West Palm Beach Florida Utility System Rev. Ser. 08C AGC	1.810	10/01/2038	1,500,000

				6,600,000

	Total Investments in Securities (Cost $60,985,000)(d)—97.9%			60,985,000
	Other assets less liabilities—2.1%			1,307,454

	Net Assets—100.0%			$62,292,454

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

105

Invesco VRDO Tax-Free Weekly ETF (PVI) (continued)

April 30, 2018

(Unaudited)

Investment Abbreviations:

AGC—Assured Guaranty Corp.

Auth.—Authority

GNMA—Government National Mortgage Association

GTD—Grant To Date

LOC—Letter of Credit

Ref.—Refunding

Rev.—Revenue

Ser.—Series

Sub.—Subordinated

Notes to Schedule of Investments:

(a)	Variable rate coupon. Stated interest rate was in effect at April 30, 2018.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on April 30, 2018
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of April 30, 2018. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Bank of America N.A.	13.2%
Wells Fargo Bank N.A.	11.3
JPMorgan Chase Bank N.A.	11.3
Assured Guaranty Corp.	7.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

106

(This Page Intentionally Left Blank)

107

Statements of Assets and Liabilities

April 30, 2018

(Unaudited)

	Invesco 1-30 Laddered Treasury ETF (PLW)	Invesco California AMT-Free Municipal Bond ETF (PWZ)	Invesco CEF Income Composite ETF (PCEF)	Invesco Chinese Yuan Dim Sum Bond ETF (DSUM)
Assets:
Unaffiliated investments in securities, at value(a)	$180,141,625	$240,111,837	$698,287,002	$102,343,372
Affiliated investments in securities, at value	146,264	—	17,752,031	2,843,313
Cash	—	4,821,722	—	—
Foreign currencies, at value	—	—	—	167,104
Cash segregated as collateral	—	—	—	—
Receivables:
Dividends and interest	1,728,923	3,293,965	1,089,075	1,651,815
Investments sold	—	—	—	549,937
Foreign tax reclaims	—	—	—	—
Securities lending	—	—	23,516	—
Shares sold	—	—	—	—
Investments matured, at value	—	—	—	—

Total Assets	182,016,812	248,227,524	717,151,624	107,555,541

Liabilities:
Due to custodian	—	—	897,000	—
Payables:
Shares repurchased	—	—	—	—
Collateral upon receipt of securities in-kind	—	—	—	—
Investments purchased	—	—	—	3,260,749
Collateral upon return of securities loaned	—	—	5,627,675	—
Accrued unitary management fees	37,405	58,053	292,473	38,347

Total Liabilities	37,405	58,053	6,817,148	3,299,096

Net Assets	$181,979,407	$248,169,471	$710,334,476	$104,256,445

Net Assets Consist of:
Shares of beneficial interest	$193,956,571	$251,029,461	$722,224,293	$104,553,713
Undistributed net investment income	(38,494)	(35,421)	(3,826,638)	(14,847)
Undistributed net realized gain (loss)	(791,283)	(1,166,111)	(22,693,553)	(3,508,345)
Net unrealized appreciation (depreciation)	(11,147,387)	(1,658,458)	14,630,374	3,225,924

Net Assets	$181,979,407	$248,169,471	$710,334,476	$104,256,445

Shares outstanding (unlimited amount authorized, $0.01 par value)	5,800,000	9,700,000	30,900,000	4,300,000
Net asset value	$31.38	$25.58	$22.99	$24.25

Market price	$31.34	$25.55	$23.02	$24.50

Unaffiliated investments in securities, at cost	$191,289,012	$241,770,295	$683,558,546	$99,151,693

Affiliated investments in securities, at cost	$146,264	$—	$17,850,113	$2,843,313

Foreign currencies, at cost	$—	$—	$—	$166,920

(a) Includes securities on loan with an aggregate value of:	$—	$—	$5,391,275	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

108

Invesco Emerging Markets Sovereign Debt ETF (PCY)	Invesco Fundamental High Yield® Corporate Bond ETF (PHB)	Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)	Invesco Global Short Term High Yield Bond ETF (PGHY)

$4,713,199,097	$980,596,186	$111,053,721	$214,461,349
35,824,483	69,361,003	223,468	3,181,904
1,389,870	20,936	—	—
—	—	—	—
15,927,909	171,435	96,527	—

57,016,251	13,573,545	1,011,459	3,978,276
12,164,659	8,559,585	1,506,521	1,140,000
—	—	312	10,312
21,121	72,602	—	—
6,350,766	102,673	91,983	—
—	—	—	270,402

4,841,894,156	1,072,457,965	113,983,991	223,042,243

—	—	—	3,396

12,291,346	—	—	—
15,927,909	171,435	96,527	—
6,821,899	6,264,506	1,524,746	1,668,978
29,882,583	68,703,956	—	—
2,010,359	415,786	19,496	65,058

66,934,096	75,555,683	1,640,769	1,737,432

$4,774,960,060	$996,902,282	$112,343,222	$221,304,811

$5,180,373,457	$1,038,788,335	$115,400,171	$227,751,049
(3,934,149)	448,891	(2,147)	84,388
(233,372,315)	(20,522,167)	(204,620)	(1,210,495)
(168,106,933)	(21,812,777)	(2,850,182)	(5,320,131)

$4,774,960,060	$996,902,282	$112,343,222	$221,304,811

173,200,000	53,900,000	4,550,000	9,350,000
$27.57	$18.50	$24.69	$23.67

$27.47	$18.45	$24.70	$23.69

$4,881,306,030	$1,002,408,963	$113,903,903	$219,329,835

$35,824,483	$69,361,003	$223,468	$3,181,904

$—	$—	$—	$—

$28,976,472	$67,095,619	$—	$—

109

Statements of Assets and Liabilities (continued)

April 30, 2018

(Unaudited)

	Invesco International Corporate Bond ETF (PICB)	Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI)	Invesco National AMT-Free Municipal Bond ETF (PZA)	Invesco New York AMT-Free Municipal Bond ETF (PZT)
Assets:
Unaffiliated investments in securities, at value(a)	$145,768,757	$14,844,595	$1,578,553,344	$66,486,836
Affiliated investments in securities, at value	63,897	—	—	—
Cash	—	—	19,783,133	614,860
Foreign currencies, at value	51,577	—	—	—
Cash segregated as collateral	—	—	—	—
Receivables:
Dividends and interest	1,781,048	133,881	21,156,218	904,363
Investments sold	1,693,106	7,215,054	—	—
Foreign tax reclaims	48,910	—	—	—
Securities lending	—	—	—	—
Shares sold	—	—	—	—

Total Assets	149,407,295	22,193,530	1,619,492,695	68,006,059

Liabilities:
Due to custodian	—	99,772	—	—
Payables:
Shares repurchased	—	7,363,201	—	—
Collateral upon receipt of securities in-kind	—	—	—	—
Investments purchased	1,854,273	—	2,836,025	—
Collateral upon return of securities loaned	—	—	—	—
Accrued unitary management fees	62,162	4,155	373,079	15,735

Total Liabilities	1,916,435	7,467,128	3,209,104	15,735

Net Assets	$147,490,860	$14,726,402	$1,616,283,591	$67,990,324

Net Assets Consist of:
Shares of beneficial interest	$143,550,036	$15,148,102	$1,599,476,872	$68,115,456
Undistributed net investment income	(10,237)	(4,654)	(369,379)	(18,108)
Undistributed net realized gain (loss)	633,363	(180,578)	(434,076)	(100,985)
Net unrealized appreciation (depreciation)	3,317,698	(236,468)	17,610,174	(6,039)

Net Assets	$147,490,860	$14,726,402	$1,616,283,591	$67,990,324

Shares outstanding (unlimited amount authorized, $0.01 par value)	5,400,000	600,000	64,700,000	2,850,000
Net asset value	$27.31	$24.54	$24.98	$23.86

Market price	$27.25	$24.48	$24.95	$23.79

Unaffiliated investments in securities, at cost	$142,464,868	$15,081,063	$1,560,943,170	$66,492,875

Affiliated investments in securities, at cost	$63,897	$—	$—	$—

Foreign currencies, at cost	$49,856	$—	$—	$—

(a) Includes securities on loan with an aggregate value of:	$—	$—	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

110

Invesco Preferred ETF (PGX)	Invesco Taxable Municipal Bond ETF (BAB)	Invesco Treasury Collateral ETF (CLTL)	Invesco Variable Rate Preferred ETF (VRP)	Invesco VRDO Tax-Free Weekly ETF (PVI)

$5,080,650,122	$905,171,413	$466,449,647	$2,058,535,886	$60,985,000
86,938,066	14,165,004	306,144	64,605,066	—
—	—	—	628	1,231,918
—	—	—	—	—
6,639	—	587,331	1,746	—

6,322,870	13,318,167	646,509	22,552,790	88,337
2,118,714	—	95,843,998	—	—
3,002	—	—	—	—
365,883	—	—	76,162	—
—	19,293,934	—	1,626	—

5,176,405,296	951,948,518	563,833,629	2,145,773,904	62,305,255

19,601,656	—	—	—	—

—	—	—	—	—
6,640	—	587,331	1,746	—
364,000	8,652,045	95,690,369	1,996,642	—
86,938,066	—	—	52,750,038	—
2,099,592	209,801	30,448	861,564	12,801

109,009,954	8,861,846	96,308,148	55,609,990	12,801

$5,067,395,342	$943,086,672	$467,525,481	$2,090,163,914	$62,292,454

$5,241,698,451	$907,938,727	$465,967,182	$2,142,290,691	$62,326,091
(2,081,795)	3,332	2,014,131	(6,508,864)	(33,977)
(48,178,749)	(4,765,677)	(54,992)	14,396,650	340
(124,042,565)	39,910,290	(400,840)	(60,014,563)	—

$5,067,395,342	$943,086,672	$467,525,481	$2,090,163,914	$62,292,454

352,800,000	31,850,000	4,420,001	83,700,000	2,500,000
$14.36	$29.61	$105.77	$24.97	$24.92

$14.38	$29.66	$105.79	$24.93	$24.89

$5,204,692,687	$865,261,123	$466,850,487	$2,118,550,449	$60,985,000

$86,938,066	$14,165,004	$306,144	$64,605,066	$—

$—	$—	$—	$—	$—

$84,326,145	$—	$—	$51,180,500	$—

111

Statements of Operations

For the six months ended April 30, 2018

(Unaudited)

	Invesco 1-30 Laddered Treasury ETF (PLW)	Invesco California AMT-Free Municipal Bond ETF (PWZ)	Invesco CEF Income Composite ETF (PCEF)	Invesco Chinese Yuan Dim Sum Bond ETF (DSUM)
Investment Income:
Unaffiliated interest income	$2,256,688	$3,378,953	$—	$1,971,124
Unaffiliated dividend income	—	—	23,738,093	—
Affiliated dividend income	1,795	—	289,776	6,850
Securities lending income	—	—	130,224	—
Foreign withholding tax	—	—	—	(5,731)

Total Income	2,258,483	3,378,953	24,158,093	1,972,243

Expenses:
Unitary management fees	240,993	343,940	1,756,239	211,794

Less: Waivers	(406)	—	(680)	(1,021)

Net Expenses	240,587	343,940	1,755,559	210,773

Net Investment Income	2,017,896	3,035,013	22,402,534	1,761,470

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Unaffiliated investment securities	(211,934)	(5)	(1,999,329)	592,095
Affiliated investment securities	—	—	(30,601)	—
Unaffiliated in-kind redemptions	140,264	—	9,269,690	—
Affiliated in-kind redemptions	—	—	34,209	—
Distributions of underlying fund shares	—	—	399,663	—
Foreign currencies	—	—	—	38,547

Net realized gain (loss)	(71,670)	(5)	7,673,632	630,642

Change in net unrealized appreciation (depreciation) on:
Unaffiliated investment securities	(6,947,636)	(4,986,122)	(33,181,609)	3,443,462
Affiliated investment securities	—	—	(144,545)	—
Foreign currencies	—	—	—	13,630

Net change in unrealized appreciation (depreciation)	(6,947,636)	(4,986,122)	(33,326,154)	3,457,092

Net realized and unrealized gain (loss)	(7,019,306)	(4,986,127)	(25,652,522)	4,087,734

Net increase (decrease) in net assets resulting from operations	$(5,001,410)	$(1,951,114)	$(3,249,988)	$5,849,204

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

112

Invesco Emerging Markets Sovereign Debt ETF (PCY)	Invesco Fundamental High Yield® Corporate Bond ETF (PHB)	Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)	Invesco Global Short Term High Yield Bond ETF (PGHY)

$113,540,220	$25,123,175	$1,267,782	$6,480,600
—	—	—	—
140,082	26,233	2,223	24,055
171,913	429,631	—	—
—	—	—	(1,067)

113,852,215	25,579,039	1,270,005	6,503,588

12,414,351	2,760,435	95,156	411,438

(18,721)	(3,721)	(341)	(3,730)

12,395,630	2,756,714	94,815	407,708

101,456,585	22,822,325	1,175,190	6,095,880

(154,932,801)	(2,994,944)	(200,928)	(920,664)
—	—	—	—
12,779,360	5,061,728	—	(49,475)
—	—	—	—
—	—	—	—
—	—	—	—

(142,153,441)	2,066,784	(200,928)	(970,139)

(211,235,192)	(37,907,475)	(3,176,767)	(3,754,617)
—	—	—	—
—	—	—	—

(211,235,192)	(37,907,475)	(3,176,767)	(3,754,617)

(353,388,633)	(35,840,691)	(3,377,695)	(4,724,756)

$(251,932,048)	$(13,018,366)	$(2,202,505)	$1,371,124

113

Statements of Operations (continued)

For the six months ended April 30, 2018

(Unaudited)

	Invesco International Corporate Bond ETF (PICB)	Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI)	Invesco National AMT-Free Municipal Bond ETF (PZA)	Invesco New York AMT-Free Municipal Bond ETF (PZT)
Investment Income:
Unaffiliated interest income	$1,667,612	$276,234	$27,352,592	$1,075,654
Unaffiliated dividend income	—	—	—	—
Affiliated dividend income	1,626	1,543	—	—
Securities lending income	—	—	—	—
Foreign withholding tax	—	—	—	—

Total Income	1,669,238	277,777	27,352,592	1,075,654

Expenses:
Unitary management fees	399,583	26,953	2,260,416	94,182

Less: Waivers	(248)	(236)	—	—

Net Expenses	399,335	26,717	2,260,416	94,182

Net Investment Income	1,269,903	251,060	25,092,176	981,472

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Unaffiliated investment securities*	60,789	(14,363)	(794,886)	(26,083)
Unaffiliated in-kind redemptions	499,385	(166,130)	384,532	—
Foreign currencies	100,424	—	—	—

Net realized gain (loss)	660,598	(180,493)	(410,354)	(26,083)

Change in net unrealized appreciation (depreciation) on:
Unaffiliated investment securities	2,196,870	(257,933)	(37,557,693)	(1,685,534)
Foreign currencies	(15,446)	—	—	—

Net change in unrealized appreciation (depreciation)	2,181,424	(257,933)	(37,557,693)	(1,685,534)

Net realized and unrealized gain (loss)	2,842,022	(438,426)	(37,968,047)	(1,711,617)

Net increase (decrease) in net assets resulting from operations	$4,111,925	$(187,366)	$(12,875,871)	$(730,145)

*	Includes net gains from securities sold to affiliates of $32,230 for Invesco Variable Rate Preferred ETF.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

114

Invesco Preferred ETF (PGX)	Invesco Taxable Municipal Bond ETF (BAB)	Invesco Treasury Collateral ETF (CLTL)	Invesco Variable Rate Preferred ETF (VRP)	Invesco VRDO Tax-Free Weekly ETF (PVI)

$—	$20,345,014	$3,005,185	$28,383,097	$441,171
155,652,719	—	—	16,965,771	—
76,741	78,793	2,835	29,546	—
1,940,864	—	—	368,427	—
(1,899)	—	—	(8,871)	—

157,668,425	20,423,807	3,008,020	45,737,970	441,171

12,990,621	1,321,258	180,846	4,950,252	91,092

(11,726)	(10,814)	(449)	(4,652)	—

12,978,895	1,310,444	180,397	4,945,600	91,092

144,689,530	19,113,363	2,827,623	40,792,370	350,079

(13,794,696)	(1,529,776)	(20,416)	(1,267,604)	350
9,022,058	678,824	—	18,191,846	—
—	—	—	—	—

(4,772,638)	(850,952)	(20,416)	16,924,242	350

(209,485,409)	(24,164,821)	(239,367)	(81,733,978)	—
—	—	—	—	—

(209,485,409)	(24,164,821)	(239,367)	(81,733,978)	—

(214,258,047)	(25,015,773)	(259,783)	(64,809,736)	350

$(69,568,517)	$(5,902,410)	$2,567,840	$(24,017,366)	$350,429

115

Statements of Changes in Net Assets

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco 1-30 Laddered Treasury ETF (PLW)		Invesco California AMT-Free Municipal Bond ETF (PWZ)
	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017
Operations:
Net investment income	$2,017,896	$3,828,078	$3,035,013	$4,787,907
Net realized gain (loss)	(71,670)	(861,018)	(5)	516,728
Net change in unrealized appreciation (depreciation)	(6,947,636)	(7,860,127)	(4,986,122)	(1,373,457)

Net increase (decrease) in net assets resulting from operations	(5,001,410)	(4,893,067)	(1,951,114)	3,931,178

Distributions to Shareholders from:
Net investment income	(2,056,390)	(3,839,339)	(3,070,434)	(4,787,907)
Return of capital	—	—	—	(47,626)

Total distributions to shareholders	(2,056,390)	(3,839,339)	(3,070,434)	(4,835,533)

Shareholder Transactions:
Proceeds from shares sold	50,318,059	24,396,719	20,897,090	80,270,039
Value of shares repurchased	(48,673,965)	(49,742,721)	(5,132,012)	(31,699,168)
Transaction fees	—	—	12,830	126,543

Net increase (decrease) in net assets resulting from shares transactions	1,644,094	(25,346,002)	15,777,908	48,697,414

Increase (Decrease) in Net Assets	(5,413,706)	(34,078,408)	10,756,360	47,793,059

Net Assets:
Beginning of period	187,393,113	221,471,521	237,413,111	189,620,052

End of period	$181,979,407	$187,393,113	$248,169,471	$237,413,111

Undistributed net investment income at end of period	$(38,494)	$—	$(35,421)	$—

Changes in Shares Outstanding:
Shares sold	1,550,000	750,000	800,000	3,100,000
Shares repurchased	(1,500,000)	(1,550,000)	(200,000)	(1,250,000)
Shares outstanding, beginning of period	5,750,000	6,550,000	9,100,000	7,250,000

Shares outstanding, end of period	5,800,000	5,750,000	9,700,000	9,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

116

Invesco CEF Income Composite ETF (PCEF)		Invesco Chinese Yuan Dim Sum Bond ETF (DSUM)		Invesco Emerging Markets Sovereign Debt ETF (PCY)		Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017

$22,402,534	$32,653,847	$1,761,470	$1,926,368	$101,456,585	$215,218,292	$22,822,325	$49,230,720
7,673,632	7,177,093	630,642	(2,787,286)	(142,153,441)	13,135,712	2,066,784	33,564,542
(33,326,154)	58,160,457	3,457,092	3,594,706	(211,235,192)	(39,018,156)	(37,907,475)	(15,558,589)

(3,249,988)	97,991,397	5,849,204	2,733,788	(251,932,048)	189,335,848	(13,018,366)	67,236,673

(26,229,172)	(32,752,020)	(1,776,317)	—	(105,390,734)	(216,095,814)	(22,373,434)	(49,423,066)
—	(15,880,681)	—	(1,931,288)	—	(835,414)	—	—

(26,229,172)	(48,632,701)	(1,776,317)	(1,931,288)	(105,390,734)	(216,931,228)	(22,373,434)	(49,423,066)

81,097,794	78,505,086	22,478,449	45,202,841	617,875,845	1,518,591,646	533,076,361	991,546,556
(44,460,781)	(67,160,223)	—	(18,786,322)	(456,303,079)	(645,882,836)	(698,704,116)	(899,575,504)
—	—	112,392	309,035	—	—	—	—

36,637,013	11,344,863	22,590,841	26,725,554	161,572,766	872,708,810	(165,627,755)	91,971,052

7,157,853	60,703,559	26,663,728	27,528,054	(195,750,016)	845,113,430	(201,019,555)	109,784,659

703,176,623	642,473,064	77,592,717	50,064,663	4,970,710,076	4,125,596,646	1,197,921,837	1,088,137,178

$710,334,476	$703,176,623	$104,256,445	$77,592,717	$4,774,960,060	$4,970,710,076	$996,902,282	$1,197,921,837

$(3,826,638)	$—	$(14,847)	$—	$(3,934,149)	$—	$448,891	$—

3,450,000	3,350,000	950,000	2,000,000	21,400,000	51,700,000	28,300,000	52,500,000
(1,900,000)	(2,900,000)	—	(850,000)	(16,000,000)	(22,300,000)	(37,200,000)	(47,600,000)
29,350,000	28,900,000	3,350,000	2,200,000	167,800,000	138,400,000	62,800,000	57,900,000

30,900,000	29,350,000	4,300,000	3,350,000	173,200,000	167,800,000	53,900,000	62,800,000

117

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)		Invesco Global Short Term High Yield Bond ETF (PGHY)
	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017
Operations:
Net investment income	$1,175,190	$1,256,153	$6,095,880	$8,634,212
Net realized gain (loss)	(200,928)	93,679	(970,139)	707,913
Net change in unrealized appreciation (depreciation)	(3,176,767)	(782,957)	(3,754,617)	(2,176,843)

Net increase (decrease) in net assets resulting from operations	(2,202,505)	566,875	1,371,124	7,165,282

Distributions to Shareholders from:
Net investment income	(1,177,337)	(1,261,537)	(6,011,492)	(8,634,020)
Return of capital	—	—	—	(57,605)

Total distributions to shareholders	(1,177,337)	(1,261,537)	(6,011,492)	(8,691,625)

Shareholder Transactions:
Proceeds from shares sold	65,752,677	17,863,611	59,621,222	157,179,230
Value of shares repurchased	—	(25,352,592)	(55,768,593)	(2,422,833)
Transaction fees	—	—	—	—

Net increase (decrease) in net assets resulting from shares transactions	65,752,677	(7,488,981)	3,852,629	154,756,397

Increase (Decrease) in Net Assets	62,372,835	(8,183,643)	(787,739)	153,230,054

Net Assets:
Beginning of period	49,970,387	58,154,030	222,092,550	68,862,496

End of period	$112,343,222	$49,970,387	$221,304,811	$222,092,550

Undistributed net investment income at end of period	$(2,147)	$—	$84,388	$—

Changes in Shares Outstanding:
Shares sold	2,600,000	700,000	2,500,000	6,450,000
Shares repurchased	—	(1,000,000)	(2,350,000)	(100,000)
Shares outstanding, beginning of period	1,950,000	2,250,000	9,200,000	2,850,000

Shares outstanding, end of period	4,550,000	1,950,000	9,350,000	9,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

118

Invesco International Corporate Bond ETF (PICB)		Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI)		Invesco National AMT-Free Municipal Bond ETF (PZA)		Invesco New York AMT-Free Municipal Bond ETF (PZT)
April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017

$1,269,903	$2,779,039	$251,060	$440,111	$25,092,176	$44,120,363	$981,472	$1,926,314
660,598	(5,242,744)	(180,493)	51,690	(410,354)	1,566,146	(26,083)	485,614
2,181,424	16,782,632	(257,933)	(120,959)	(37,557,693)	(6,807,061)	(1,685,534)	(901,063)

4,111,925	14,318,927	(187,366)	370,842	(12,875,871)	38,879,448	(730,145)	1,510,865

(1,280,140)	(1,543,177)	(255,714)	(442,061)	(25,461,555)	(44,434,318)	(999,580)	(1,937,572)
—	(1,275,336)	—	—	—	—	—	—

(1,280,140)	(2,818,513)	(255,714)	(442,061)	(25,461,555)	(44,434,318)	(999,580)	(1,937,572)

4,034,953	57,791,988	11,218,280	6,249,120	117,390,629	375,282,762	3,659,422	2,424,444
(19,338,841)	(69,877,741)	(19,783,330)	(4,996,874)	(74,148,904)	(138,711,374)	—	—
—	9,244	—	—	121,020	608,718	—	—

(15,303,888)	(12,076,509)	(8,565,050)	1,252,246	43,362,745	237,180,106	3,659,422	2,424,444

(12,472,103)	(576,095)	(9,008,130)	1,181,027	5,025,319	231,625,236	1,929,697	1,997,737

159,962,963	160,539,058	23,734,532	22,553,505	1,611,258,272	1,379,633,036	66,060,627	64,062,890

$147,490,860	$159,962,963	$14,726,402	$23,734,532	$1,616,283,591	$1,611,258,272	$67,990,324	$66,060,627

$(10,237)	$—	$(4,654)	$—	$(369,379)	$—	$(18,108)	$—

150,000	2,300,000	450,000	250,000	4,600,000	14,850,000	150,000	100,000
(700,000)	(2,750,000)	(800,000)	(200,000)	(2,900,000)	(5,550,000)	—	—
5,950,000	6,400,000	950,000	900,000	63,000,000	53,700,000	2,700,000	2,600,000

5,400,000	5,950,000	600,000	950,000	64,700,000	63,000,000	2,850,000	2,700,000

119

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco Preferred ETF (PGX)		Invesco Taxable Municipal Bond ETF (BAB)
	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017
Operations:
Net investment income	$144,689,530	$273,485,492	$19,113,363	$39,719,227
Net realized gain (loss)	(4,772,638)	(8,474,161)	(850,952)	(1,810,687)
Net change in unrealized appreciation (depreciation)	(209,485,409)	(1,049,352)	(24,164,821)	(11,646,216)

Net increase (decrease) in net assets resulting from operations	(69,568,517)	263,961,979	(5,902,410)	26,262,324

Distributions to Shareholders from:
Net investment income	(146,771,325)	(276,488,848)	(19,110,031)	(39,855,653)
Return of capital	—	—	—	—

Total distributions to shareholders	(146,771,325)	(276,488,848)	(19,110,031)	(39,855,653)

Shareholder Transactions:
Proceeds from shares sold	318,461,476	1,107,127,988	49,320,085	21,044,718
Value of shares repurchased	(368,261,735)	(491,910,183)	(53,705,867)	(106,639,740)
Transaction fees	—	—	249,703	744,256

Net increase (decrease) in net assets resulting from shares transactions	(49,800,259)	615,217,805	(4,136,079)	(84,850,766)

Increase (Decrease) in Net Assets	(266,140,101)	602,690,936	(29,148,520)	(98,444,095)

Net Assets:
Beginning of period	5,333,535,443	4,730,844,507	972,235,192	1,070,679,287

End of period	$5,067,395,342	$5,333,535,443	$943,086,672	$972,235,192

Undistributed net investment income at end of period	$(2,081,795)	$—	$3,332	$—

Changes in Shares Outstanding:
Shares sold	21,550,000	74,100,000	1,650,000	700,000
Shares repurchased	(25,150,000)	(33,900,000)	(1,800,000)	(3,600,000)
Shares outstanding, beginning of period	356,400,000	316,200,000	32,000,000	34,900,000

Shares outstanding, end of period	352,800,000	356,400,000	31,850,000	32,000,000

(a)	For the period January 10, 2017 (commencement of investment operations) through October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

120

Invesco Treasury Collateral ETF (CLTL)		Invesco Variable Rate Preferred ETF (VRP)		Invesco VRDO Tax-Free Weekly ETF (PVI)
April 30, 2018	October 31, 2017(a)	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017

$2,827,623	$2,397,921	$40,792,370	$64,539,040	$350,079	$395,971
(20,416)	(35,104)	16,924,242	31,561,759	350	(10)
(239,367)	(161,473)	(81,733,978)	(953,428)	—	—

2,567,840	2,201,344	(24,017,366)	95,147,371	350,429	395,961

(3,211,413)	—	(47,301,234)	(64,972,652)	(384,056)	(395,971)
—	—	—	—	—	(449)

(3,211,413)	—	(47,301,234)	(64,972,652)	(384,056)	(396,420)

13,740,267	453,283,483	786,305,472	1,478,978,932	3,740,346	26,174,420
—	(1,056,040)	(515,777,049)	(517,259,238)	(24,926,464)	(2,492,350)
—	—	—	—	—	—

13,740,267	452,227,443	270,528,423	961,719,694	(21,186,118)	23,682,070

13,096,694	454,428,787	199,209,823	991,894,413	(21,219,745)	23,681,611

454,428,787	—	1,890,954,091	899,059,678	83,512,199	59,830,588

$467,525,481	$454,428,787	$2,090,163,914	$1,890,954,091	$62,292,454	$83,512,199

$2,014,131	$2,397,921	$(6,508,864)	$—	$(33,977)	$—

130,000	4,300,001	30,700,000	57,600,000	150,000	1,050,000
—	(10,000)	(20,100,000)	(20,000,000)	(1,000,000)	(100,000)
4,290,001	—	73,100,000	35,500,000	3,350,000	2,400,000

4,420,001	4,290,001	83,700,000	73,100,000	2,500,000	3,350,000

121

Financial Highlights

Invesco 1-30 Laddered Treasury ETF (PLW)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$32.59		$33.81	$32.59	$31.96	$30.41	$32.96
Net investment income(a)	0.33		0.66	0.65	0.70	0.76	0.74
Net realized and unrealized gain (loss) on investments	(1.20)		(1.22)	1.22	0.63	1.54	(2.55)
Total from investment operations	(0.87)		(0.56)	1.87	1.33	2.30	(1.81)
Distributions to shareholders from:
Net investment income	(0.34)		(0.66)	(0.65)	(0.70)	(0.75)	(0.74)
Net realized gains	—		—	—	—	—	(0.00	)(b)
Total distributions	(0.34)		(0.66)	(0.65)	(0.70)	(0.75)	(0.74)
Net asset value at end of period	$31.38		$32.59	$33.81	$32.59	$31.96	$30.41
Market price at end of period(c)	$31.34		$32.59	$33.84	$32.60	$31.97	$30.40
Net Asset Value Total Return(d)	(2.69)%		(1.63)%	5.76%	4.18%	7.71%	(5.55)%
Market Price Total Return(d)	(2.81)%		(1.72)%	5.82%	4.18%	7.77%	(5.47)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$181,979		$187,393	$221,472	$267,278	$279,635	$150,540
Ratio to average net assets of:
Expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	2.09	%(e)	2.02%	1.94%	2.14%	2.47%	2.33%
Portfolio turnover rate(f)	4%		5%	6%	7%	5%	5%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco California AMT-Free Municipal Bond ETF (PWZ)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015		2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$26.09		$26.15	$25.43	$25.45		$23.50	$25.34
Net investment income(a)	0.32		0.65	0.74	0.82		0.97	0.91
Net realized and unrealized gain (loss) on investments	(0.51)		(0.07)	0.70	(0.06)		1.91	(1.84)
Total from investment operations	(0.19)		0.58	1.44	0.76		2.88	(0.93)
Distributions to shareholders from:
Net investment income	(0.32)		(0.65)	(0.75)	(0.83)		(0.97)	(0.91)
Return of capital	—		(0.01)	(0.01)	(0.00	)(b)	(0.02)	(0.00	)(b)
Total distributions	(0.32)		(0.66)	(0.76)	(0.83)		(0.99)	(0.91)
Transaction fees(a)	0.00	(b)	0.02	0.04	0.05		0.06	—
Net asset value at end of period	$25.58		$26.09	$26.15	$25.43		$25.45	$23.50
Market price at end of period(c)	$25.55		$26.08	$26.21	$25.50		$25.61	$23.42
Net Asset Value Total Return(d)	(0.73)%		2.36%	5.84%	3.25%		12.75%	(3.74)%
Market Price Total Return(d)	(0.81)%		2.08%	5.79%	2.87%		13.84%	(4.06)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$248,169		$237,413	$189,620	$109,369		$66,169	$61,108
Ratio to average net assets of:
Expenses	0.28	%(e)	0.28%	0.28%	0.28%		0.26%	0.30%
Net investment income	2.47	%(e)	2.52%	2.81%	3.23%		3.95%	3.70%
Portfolio turnover rate(f)	0	%(g)	24%	6%	3%		28%	1%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended October 31, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.
(g)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

122

Financial Highlights (continued)

Invesco CEF Income Composite ETF (PCEF)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$23.96		$22.23	$21.91	$24.41	$24.40	$25.47
Net investment income(a)	0.74		1.13	1.30	1.53	1.36	1.21
Net realized and unrealized gain (loss) on investments	(0.84)		2.28	0.77	(2.07)	0.58	(0.31)
Total from investment operations	(0.10)		3.41	2.07	(0.54)	1.94	0.90
Distributions to shareholders from:
Net investment income	(0.87)		(1.13)	(1.34)	(1.49)	(1.75)	(1.49)
Net realized gains	—		—	—	—	(0.18)	—
Return of capital	—		(0.55)	(0.41)	(0.47)	—	(0.48)
Total distributions	(0.87)		(1.68)	(1.75)	(1.96)	(1.93)	(1.97)
Net asset value at end of period	$22.99		$23.96	$22.23	$21.91	$24.41	$24.40
Market price at end of period(b)	$23.02		$23.96	$22.23	$21.85	$24.42	$24.40
Net Asset Value Total Return(c)	(0.43)%		15.86%	10.11%	(2.31)%	8.23%	3.64%
Market Price Total Return(c)	(0.30)%		15.86%	10.41%	(2.62)%	8.27%	3.43%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$710,334		$703,177	$642,473	$628,684	$619,913	$469,789
Ratio to average net assets of:
Expenses(d)	0.50	%(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	6.38	%(e)	4.85%	5.99%	6.61%	5.54%	4.82%
Portfolio turnover rate(f)	7%		15%	20%	20%	19%	33%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Chinese Yuan Dim Sum Bond ETF (DSUM)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$23.16		$22.76	$24.08	$25.03	$25.23	$24.42
Net investment income(a)	0.44		0.83	0.77	0.77	0.81	0.82
Net realized and unrealized gain (loss) on investments	1.06		0.26	(1.40)	(1.09)	(0.34)	0.59
Total from investment operations	1.50		1.09	(0.63)	(0.32)	0.47	1.41
Distributions to shareholders from:
Net investment income	(0.44)		—	—	(0.17)	(0.69)	(0.82)
Return of capital	—		(0.82)	(0.77)	(0.60)	(0.11)	—
Total distributions	(0.44)		(0.82)	(0.77)	(0.77)	(0.80)	(0.82)
Transaction fees(a)	0.03		0.13	0.08	0.14	0.13	0.22
Net asset value at end of period	$24.25		$23.16	$22.76	$24.08	$25.03	$25.23
Market price at end of period(b)	$24.50		$23.18	$22.71	$23.97	$24.88	$25.41
Net Asset Value Total Return(c)	6.65%		5.54%	(2.28)%	(0.71)%	2.45%	6.77%
Market Price Total Return(c)	7.66%		5.87%	(2.02)%	(0.56)%	1.12%	6.85%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$104,256		$77,593	$50,065	$81,865	$166,451	$107,213
Ratio to average net assets of:
Expenses	0.45	%(d)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	3.74	%(d)	3.68%	3.31%	3.16%	3.24%	3.30%
Portfolio turnover rate(e)	5%		60%	22%	26%	34%	25%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

123

Financial Highlights (continued)

Invesco Emerging Markets Sovereign Debt ETF (PCY)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$29.62		$29.81	$28.08	$29.03	$27.93	$31.00
Net investment income(a)	0.58		1.45	1.46	1.48	1.28	1.30
Net realized and unrealized gain (loss) on investments	(2.03)		(0.17)	1.74	(0.97)	1.10	(3.08)
Total from investment operations	(1.45)		1.28	3.20	0.51	2.38	(1.78)
Distributions to shareholders from:
Net investment income	(0.60)		(1.46)	(1.47)	(1.46)	(1.28)	(1.29)
Return of capital	—		(0.01)	—	—	—	—
Total distributions	(0.60)		(1.47)	(1.47)	(1.46)	(1.28)	(1.29)
Net asset value at end of period	$27.57		$29.62	$29.81	$28.08	$29.03	$27.93
Market price at end of period(b)	$27.47		$29.62	$29.70	$28.02	$29.08	$27.92
Net Asset Value Total Return(c)	4.94%		4.49%	11.79%	1.87%	8.77%	(5.85)%
Market Price Total Return(c)	5.28%		4.88%	11.61%	1.49%	9.00%	(6.22)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,774,960		$4,970,710	$4,125,597	$2,653,385	$2,429,411	$2,008,276
Ratio to average net assets of:
Expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	4.09	%(d)	4.98%	5.06%	5.25%	4.52%	4.37%
Portfolio turnover rate(e)	41%		30%	30%	27%	14%	9%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014		2013
Per Share Operating Performance:
Net asset value at beginning of period	$19.08		$18.79	$18.25	$19.24	$19.24		$19.19
Net investment income(a)	0.39		0.80	0.85	0.81	0.85		0.90
Net realized and unrealized gain (loss) on investments	(0.59)		0.29	0.54	(0.98)	(0.00	)(b)	0.05
Total from investment operations	(0.20)		1.09	1.39	(0.17)	0.85		0.95
Distributions to shareholders from:
Net investment income	(0.38)		(0.80)	(0.85)	(0.82)	(0.85)		(0.90)
Net asset value at end of period	$18.50		$19.08	$18.79	$18.25	$19.24		$19.24
Market price at end of period(c)	$18.45		$19.07	$18.70	$18.23	$19.19		$19.26
Net Asset Value Total Return(d)	(1.05)%		5.96%	7.97%	(0.90)%	4.49%		5.06%
Market Price Total Return(d)	(1.26)%		6.42%	7.56%	(0.75)%	4.12%		5.29%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$996,902		$1,197,922	$1,088,137	$666,301	$565,770		$621,429
Ratio to average net assets of:
Expenses	0.50	%(e)	0.50%	0.50%	0.50%	0.50%		0.50%
Net investment income	4.13	%(e)	4.23%	4.69%	4.34%	4.37%		4.66%
Portfolio turnover rate(f)	9%		9%	14%	16%	20%		23%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

124

Financial Highlights (continued)

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$25.63		$25.85	$25.24		$25.45	$25.13	$25.83
Net investment income(a)	0.34		0.65	0.65		0.62	0.62	0.54
Net realized and unrealized gain (loss) on investments	(0.95)		(0.22)	0.62		(0.19)	0.31	(0.69)
Total from investment operations	(0.61)		0.43	1.27		0.43	0.93	(0.15)
Distributions to shareholders from:
Net investment income	(0.33)		(0.65)	(0.66)		(0.64)	(0.60)	(0.55)
Net realized gains	—		—	—		—	(0.01)	—
Return of capital	—		—	(0.00	)(b)	—	—	—
Total distributions	(0.33)		(0.65)	(0.66)		(0.64)	(0.61)	(0.55)
Net asset value at end of period	$24.69		$25.63	$25.85		$25.24	$25.45	$25.13
Market price at end of period(c)	$24.70		$25.62	$25.87		$25.27	$25.47	$25.12
Net Asset Value Total Return(d)	(2.41)%		1.73%	5.08%		1.69%	3.75%	(0.57)%
Market Price Total Return(d)	(2.33)%		1.61%	5.03%		1.72%	3.88%	(0.68)%
Ratios/Supplemental Data:+
Net assets at end of period (000’s omitted)	$112,343		$49,970	$58,154		$34,067	$30,538	$33,925
Ratio to average net assets of:
Expenses	0.22	%(e)	0.22%	0.22%		0.22%	0.22%	0.22%
Net investment income	2.72	%(e)	2.53%	2.55%		2.45%	2.43%	2.15%
Portfolio turnover rate(f)	15%		42%	20%		16%	9%	20%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Global Short Term High Yield Bond ETF (PGHY)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,				For the Period June 17, 2013(a) Through October 31, 2013
			2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$24.14		$24.16	$23.50	$24.12	$24.84	$24.70
Net investment income(b)	0.81		1.34	1.51	1.04	0.99	0.34
Net realized and unrealized gain (loss) on investments	(0.68)		0.02	0.59	(0.62)	(0.67)	0.10
Total from investment operations	0.13		1.36	2.10	0.42	0.32	0.44
Distributions to shareholders from:
Net investment income	(0.60)		(1.37)	(1.42)	(1.03)	(1.00)	(0.30)
Return of capital	—		(0.01)	(0.02)	(0.01)	(0.04)	—
Total distributions	(0.60)		(1.38)	(1.44)	(1.04)	(1.04)	(0.30)
Net asset value at end of period	$23.67		$24.14	$24.16	$23.50	$24.12	$24.84
Market price at end of period(c)	$23.69		$24.19	$24.23	$23.37	$24.04	$25.06
Net Asset Value Total Return(d)	0.57%		5.76%	9.27%	1.83%	1.27%	1.78	%(e)
Market Price Total Return(d)	0.44%		5.66%	10.17%	1.61%	0.04%	2.67	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$221,305		$222,093	$68,862	$27,029	$37,389	$14,903
Ratio to average net assets of:
Expenses	0.35	%(f)	0.35%	0.35%	0.35%	0.35%	0.35	%(f)
Net investment income	6.89	%(f)	5.52%	6.43%	4.43%	4.03%	3.71	%(f)
Portfolio turnover rate(g)	24%		38%	53%	50%	29%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (June 20, 2013, the first day of trading on the exchange) to October 31, 2013 was 2.82%. The market price total return from Fund Inception to October 31, 2013 was 4.02%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

125

Financial Highlights (continued)

Invesco International Corporate Bond ETF (PICB)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$26.88		$25.08	$25.95	$28.77	$29.50	$28.94
Net investment income(a)	0.22		0.42	0.55	0.62	0.77	0.86
Net realized and unrealized gain (loss) on investments	0.43		1.80	(0.86)	(2.82)	(0.75)	0.49
Total from investment operations	0.65		2.22	(0.31)	(2.20)	0.02	1.35
Distributions to shareholders from:
Net investment income	(0.22)		(0.23)	—	(0.03)	(0.74)	(0.69)
Net realized gains	—		—	—	—	(0.03)	—
Return of capital	—		(0.19)	(0.56)	(0.59)	—	(0.13)
Total distributions	(0.22)		(0.42)	(0.56)	(0.62)	(0.77)	(0.82)
Transaction fees(a)	—		0.00 (b)	0.00 (b)	0.00 (b)	0.02	0.03
Net asset value at end of period	$27.31		$26.88	$25.08	$25.95	$28.77	$29.50
Market price at end of period(c)	$27.25		$26.89	$25.02	$25.89	$28.77	$29.55
Net Asset Value Total Return(d)	2.42%		8.95%	(1.26)%	(7.73)%	0.09%	4.88%
Market Price Total Return(d)	2.16%		9.25%	(1.26)%	(7.94)%	(0.08)%	4.59%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$147,491		$159,963	$160,539	$189,454	$263,233	$156,336
Ratio to average net assets of:
Expenses	0.50	%(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	1.59	%(e)	1.62%	2.12%	2.29%	2.57%	2.99%
Portfolio turnover rate(f)	2%		14%	24%	13%	17%	27%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,				For the Period September 8, 2014(a) Through October 31, 2014
			2017	2016		2015
Per Share Operating Performance:
Net asset value at beginning of period	$24.98		$25.06	$25.08		$25.03	$25.07
Net investment income(b)	0.25		0.45	0.43		0.32	0.03
Net realized and unrealized gain (loss) on investments	(0.44)		(0.08)	0.03		0.05	(0.04)
Total from investment operations	(0.19)		0.37	0.46		0.37	(0.01)
Distribution to shareholders from:
Net investment income	(0.25)		(0.45)	(0.44)		(0.32)	(0.03)
Net realized gains	—		—	(0.04)		—	—
Return of capital	—		—	(0.00	)(c)	—	—
Total distributions	(0.25)		(0.45)	(0.48)		(0.32)	(0.03)
Net asset value at end of period	$24.54		$24.98	$25.06		$25.08	$25.03
Market price at end of period(d)	$24.48		$24.98	$25.14		$25.16	$25.04
Net Asset Value Total Return(e)	(0.76)%		1.49%	1.84%		1.48%	(0.06	)%(f)
Market Price Total Return(e)	(1.01)%		1.16%	1.84%		1.76%	(0.02	)%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$14,726		$23,735	$22,554		$6,270	$6,256
Ratio to average net assets of:
Expenses	0.22	%(g)	0.22%	0.22%		0.22%	0.22	%(g)
Net investment income	2.05	%(g)	1.79%	1.74%		1.26%	0.96	%(g)
Portfolio turnover rate(h)	16%		19%	11%		9%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (September 10, 2014, the first day trading on the exchange) to October 31, 2014 was 0.22%. The market price total return from Fund Inception to October 31, 2014 was 0.26%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

126

Financial Highlights (continued)

Invesco National AMT-Free Municipal Bond ETF (PZA)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015		2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$25.58		$25.69	$25.10		$25.17		$23.28	$25.74
Net investment income(a)	0.39		0.77	0.82		0.92		1.00	0.98
Net realized and unrealized gain (loss) on investments	(0.59)		(0.11)	0.57		(0.09)		1.87	(2.46)
Total from investment operations	(0.20)		0.66	1.39		0.83		2.87	(1.48)
Distributions to shareholders from:
Net investment income	(0.40)		(0.78)	(0.83)		(0.92)		(1.01)	(0.98)
Return of capital	—		—	(0.00	)(b)	(0.00	)(b)	(0.01)	(0.00	)(b)
Total distributions	(0.40)		(0.78)	(0.83)		(0.92)		(1.02)	(0.98)
Transaction fees(a)	0.00	(b)	0.01	0.03		0.02		0.04	—
Net asset value at end of period	$24.98		$25.58	$25.69		$25.10		$25.17	$23.28
Market price at end of period(c)	$24.95		$25.55	$25.77		$25.15		$25.25	$23.23
Net Asset Value Total Return(d)	(0.81)%		2.70%	5.71%		3.45%		12.77%	(5.90)%
Market Price Total Return(d)	(0.81)%		2.25%	5.82%		3.32%		13.35%	(6.27)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,616,284		$1,611,258	$1,379,633		$897,395		$739,986	$564,598
Ratio to average net assets of:
Expenses	0.28	%(e)	0.28%	0.28%		0.28%		0.28%	0.28%
Net investment income	3.11	%(e)	3.06%	3.17%		3.64%		4.13%	3.93%
Portfolio turnover rate(f)	3%		23%	6%		4%		15%	12%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended October 31, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

Invesco New York AMT-Free Municipal Bond ETF (PZT)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015		2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$24.47		$24.64	$24.14	$24.33		$22.37	$24.82
Net investment income(a)	0.35		0.73	0.81	0.83		0.92	0.92
Net realized and unrealized gain (loss) on investments	(0.60)		(0.17)	0.51	(0.19)		1.96	(2.45)
Total from investment operations	(0.25)		0.56	1.32	0.64		2.88	(1.53)
Distributions to shareholders from:
Net investment income	(0.36)		(0.73)	(0.81)	(0.83)		(0.91)	(0.92)
Return of capital	—		—	(0.01)	(0.00	)(b)	(0.01)	(0.00	)(b)
Total distributions	(0.36)		(0.73)	(0.82)	(0.83)		(0.92)	(0.92)
Net asset value at end of period	$23.86		$24.47	$24.64	$24.14		$24.33	$22.37
Market price at end of period(c)	$23.79		$24.53	$24.67	$24.05		$24.22	$22.28
Net Asset Value Total Return(d)	(1.05)%		2.37%	5.50%	2.68%		13.16%	(6.32)%
Market Price Total Return(d)	(1.59)%		2.49%	6.02%	2.77%		13.11%	(6.83)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$67,990		$66,061	$64,063	$50,692		$47,450	$49,204
Ratio to average net assets of:
Expenses	0.28	%(e)	0.28%	0.28%	0.28%		0.26%	0.30%
Net investment income	2.92	%(e)	3.01%	3.26%	3.42%		3.92%	3.84%
Portfolio turnover rate(f)	3%		22%	21%	18%		18%	20%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended October 31, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

127

Financial Highlights (continued)

Invesco Preferred ETF (PGX)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$14.97		$14.96	$14.78	$14.57	$13.78	$14.82
Net investment income(a)	0.41		0.84	0.84	0.87	0.88	0.91
Net realized and unrealized gain (loss) on investments	(0.61)		0.02	0.20	0.21	0.79	(1.03)
Total from investment operations	(0.20)		0.86	1.04	1.08	1.67	(0.12)
Distributions to shareholders from:
Net investment income	(0.41)		(0.85)	(0.86)	(0.87)	(0.88)	(0.92)
Net asset value at end of period	$14.36		$14.97	$14.96	$14.78	$14.57	$13.78
Market price at end of period(b)	$14.38		$14.96	$15.00	$14.80	$14.62	$13.79
Net Asset Value Total Return(c)	(1.28)%		5.97%	7.22%	7.66%	12.51%	(0.88)%
Market Price Total Return(c)	(1.14)%		5.60%	7.36%	7.43%	12.81%	(0.95)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,067,395		$5,333,535	$4,730,845	$3,117,091	$2,264,758	$2,107,031
Ratio to average net assets of:
Expenses	0.50	%(d)(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.57	%(d)(e)	5.66%	5.63%	5.95%	6.21%	6.27%
Portfolio turnover rate(f)	6%		10%	14%	12%	13%	29%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Taxable Municipal Bond ETF (BAB)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$30.38		$30.68		$29.11		$29.77	$27.90	$30.19
Net investment income(a)	0.61		1.21		1.26		1.37	1.40	1.42
Net realized and unrealized gain (loss) on investments	(0.78)		(0.32)		1.54		(0.71)	1.87	(2.29)
Total from investment operations	(0.17)		0.89		2.80		0.66	3.27	(0.87)
Distributions to shareholders from:
Net investment income	(0.61)		(1.21)		(1.27)		(1.37)	(1.40)	(1.42)
Transaction fees(a)	0.01		0.02		0.04		0.05	—	—
Net asset value at end of period	$29.61		$30.38		$30.68		$29.11	$29.77	$27.90
Market price at end of period(b)	$29.66		$30.45		$30.74		$29.17	$29.76	$27.79
Net Asset Value Total Return(c)	(0.55)%		3.14%		9.93%		2.40%	12.03%	(3.00)%
Market Price Total Return(c)	(0.61)%		3.19%		9.90%		2.65%	12.44%	(3.28)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$943,087		$972,235		$1,070,679		$676,840	$695,156	$683,643
Ratio to average net assets of:
Expenses	0.28	%(d)	0.28	%(e)	0.27%		0.28%	0.27%	0.28%
Net investment income	4.05	%(d)	4.05%		4.14%		4.59%	4.86%	4.80%
Portfolio turnover rate(f)	4%		6%		0	%(g)	9%	7%	5%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended October 31, 2017, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.
(g)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

128

Financial Highlights (continued)

Invesco Treasury Collateral ETF (CLTL)

	Six Months Ended April 30, 2018 (Unaudited)		For the Period January 10, 2017(a) Through October 31, 2017
Per Share Operating Performance:
Net asset value at beginning of period	$105.93		$105.35
Net investment income(b)	0.66		0.66
Net realized and unrealized gain (loss) on investments	(0.07)		(0.08)
Total from investment operations	0.59		0.58
Distribution to shareholders from:
Net investment income	(0.75)		—
Net asset value at end of period	$105.77		$105.93
Market price at end of period(c)	$105.79		$105.94
Net Asset Value Total Return(d)	0.57%		0.55	%(e)
Market Price Total Return(d)	0.56%		0.56	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$467,525		$454,429
Ratio to average net assets of:
Expenses	0.08	%(f)	0.08	%(f)
Net investment income	1.25	%(f)	0.77	%(f)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (January 12, 2017, the first day trading on the exchange) to October 31, 2017 was 0.55%. The market price total return from Fund Inception to October 31, 2017 was 0.54%.
(f)	Annualized.

Invesco Variable Rate Preferred ETF (VRP)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,			For the Period April 28, 2014(a) Through October 31, 2014
			2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$25.87		$25.33	$24.36	$24.85	$24.87
Net investment income(b)	0.52		1.21	1.23	1.20	0.60
Net realized and unrealized gain (loss) on investments	(0.92)		0.56	0.98	(0.47)	(0.08)
Total from investment operations	(0.40)		1.77	2.21	0.73	0.52
Distributions to shareholders from:
Net investment income	(0.50)		(1.23)	(1.24)	(1.20)	(0.51)
Return of capital	—		—	—	(0.02)	(0.03)
Total distributions	(0.50)		(1.23)	(1.24)	(1.22)	(0.54)
Net asset value at end of period	$24.97		$25.87	$25.33	$24.36	$24.85
Market price at end of period(c)	$24.93		$25.94	$25.42	$24.40	$24.92
Net Asset Value Total Return(d)	(1.16)%		7.18%	9.43%	2.99%	2.09	%(e)
Market Price Total Return(d)	(1.59)%		7.08%	9.63%	2.85%	2.38	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,090,164		$1,890,954	$899,060	$397,065	$91,950
Ratio to average net assets of:
Expenses	0.50	%(f)	0.50%	0.50%	0.50%	0.50	%(f)
Net investment income	4.12	%(f)	4.72%	5.03%	4.88%	4.79	%(f)
Portfolio turnover rate(g)	5%		4%	17%	5%	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (May 1, 2014, the first day of trading on the exchange) to October 31, 2014 was 1.93%. The market price total return from Fund Inception to October 31, 2014 was 2.01%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

129

Financial Highlights (continued)

Invesco VRDO Tax-Free Weekly ETF (PVI)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013
Per Share Operating Performance:
Net asset value at beginning of period	$24.93		$24.93		$24.93		$24.96		$24.99		$25.00
Net investment income (loss)(a)	0.12		0.13		0.02		(0.03)		(0.02)		0.01
Net realized and unrealized gain (loss) on investments	0.00	(b)	(0.00	)(b)	—		—		(0.01)		(0.01)
Total from investment operations	0.12		0.13		0.02		(0.03)		(0.03)		—
Distributions to shareholders from:
Net investment income	(0.13)		(0.13)		(0.02)		—		—		(0.01)
Return of capital	—		(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)
Total distributions	(0.13)		(0.13)		(0.02)		(0.00	)(b)	(0.00	)(b)	(0.01)
Net asset value at end of period	$24.92		$24.93		$24.93		$24.93		$24.96		$24.99
Market price at end of period(c)	$24.89		$24.93		$24.91		$24.93		$24.97		$24.99
Net Asset Value Total Return(d)	0.49%		0.51%		0.07%		(0.12)%		(0.12)%		(0.00	)%(e)
Market Price Total Return(d)	0.37%		0.59%		(0.01)%		(0.16)%		(0.08)%		0.04%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$62,292		$83,512		$59,831		$81,010		$118,580		$193,700
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25%		0.25%		0.25%		0.25%		0.25%
Net investment income (loss)	0.96	%(f)	0.51%		0.06%		(0.15)%		(0.11)%		0.03%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Amount represents less than 0.005%.
(f)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

130

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2018

(Unaudited)

Note 1. Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”), formerly PowerShares Exchange-Traded Fund Trust II, was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco 1-30 Laddered Treasury ETF (PLW)	“1-30 Laddered Treasury ETF”
Invesco California AMT-Free Municipal Bond ETF (PWZ)	“California AMT-Free Municipal Bond ETF”
Invesco CEF Income Composite ETF (PCEF)	“CEF Income Composite ETF”
Invesco Chinese Yuan Dim Sum Bond ETF (DSUM)	“Chinese Yuan Dim Sum Bond ETF”
Invesco Emerging Markets Sovereign Debt ETF (PCY)	“Emerging Markets Sovereign Debt ETF”
Invesco Fundamental High Yield® Corporate Bond ETF (PHB)	“Fundamental High Yield® Corporate Bond ETF”
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)	“Fundamental Investment Grade Corporate Bond ETF”
Invesco Global Short Term High Yield Bond ETF (PGHY)	“Global Short Term High Yield Bond ETF”
Invesco International Corporate Bond ETF (PICB)	“International Corporate Bond ETF”
Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI)	“LadderRite 0-5 Year Corporate Bond ETF”
Invesco National AMT-Free Municipal Bond ETF (PZA)	“National AMT-Free Municipal Bond ETF”
Invesco New York AMT-Free Municipal Bond ETF (PZT)	“New York AMT-Free Municipal Bond ETF”
Invesco Preferred ETF (PGX)	“Preferred ETF”
Invesco Taxable Municipal Bond ETF (BAB)	“Taxable Municipal Bond ETF”
Invesco Treasury Collateral ETF (CLTL)	“Treasury Collateral ETF”
Invesco Variable Rate Preferred ETF (VRP)	“Variable Rate Preferred ETF”
Invesco VRDO Tax-Free Weekly ETF (PVI)	“VRDO Tax-Free Weekly ETF”

Effective June 4, 2018, the Funds’ names changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of 1-30 Laddered Treasury ETF and LadderRite 0-5 Year Corporate Bond ETF, which are listed and traded on The NASDAQ Stock Market LLC.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units of 1-30 Laddered Treasury ETF, CEF Income Composite ETF, Emerging Markets Sovereign Debt ETF, Fundamental High Yield® Corporate Bond ETF, Fundamental Investment Grade Corporate Bond ETF, Global Short Term High Yield Bond ETF, International Corporate Bond ETF, LadderRite 0-5 Year Corporate Bond ETF, Preferred ETF, Treasury Collateral ETF and Variable Rate Preferred ETF are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Creation Units of California AMT-Free Municipal Bond ETF, Chinese Yuan Dim Sum Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, Taxable Municipal Bond ETF and VRDO Tax-Free Weekly ETF are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

To provide enhanced daily liquidity, Treasury Collateral ETF determines its NAV twice each day, at 12:00 p.m. EST and 4:00 p.m. EST. The Fund provides same-day settlement for creation/redemption trades in the primary market for any trades placed before the initial daily NAV strike.

CEF Income Composite ETF is a “fund of funds,” in that it invests in other funds (“Underlying Funds”) Each Underlying Fund’s accounting policies are outlined in that Underlying Fund’s financial statements and are publicly available.

131

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
1-30 Laddered Treasury ETF	Ryan/NASDAQ U.S. 1-30 Year Treasury Laddered Index
California AMT-Free Municipal Bond ETF	ICE BofAML California Long-Term Core Plus Municipal Securities Index
CEF Income Composite ETF	S-Network Composite Closed-End Fund IndexSM
Chinese Yuan Dim Sum Bond ETF	Citi Custom Dim Sum (Offshore CNY) Bond Index
Emerging Markets Sovereign Debt ETF	DBIQ Emerging Market USD Liquid Balanced Index
Fundamental High Yield® Corporate Bond ETF	RAFI® Bonds U.S. High Yield 1-10 Index
Fundamental Investment Grade Corporate Bond ETF	RAFI® Bonds U.S. Investment Grade 1-10 Index
Global Short Term High Yield Bond ETF	DB Global Short Maturity High Yield Bond Index
International Corporate Bond ETF	S&P International Corporate Bond Index®
LadderRite 0-5 Year Corporate Bond ETF	NASDAQ LadderRite® 0-5 Year USD Corporate Bond Index
National AMT-Free Municipal Bond ETF	ICE BofAML National Long-Term Core Plus Municipal Securities Index
New York AMT-Free Municipal Bond ETF	ICE BofAML New York Long-Term Core Plus Municipal Securities Index
Preferred ETF	ICE BofAML Core Plus Fixed Rate Preferred Securities Index
Taxable Municipal Bond ETF	ICE BofAML US Taxable Municipal Securities Plus Index
Treasury Collateral ETF	ICE U.S. Treasury Short Bond Index
Variable Rate Preferred ETF	Wells Fargo® Hybrid and Preferred Securities Floating and Variable Rate Index
VRDO Tax-Free Weekly ETF	Bloomberg U.S. Municipal AMT-Free Weekly VRDO Index

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Securities, including restricted securities in an Underlying Fund, if any, that are held as investments of a Fund, are valued in accordance with the Underlying Fund’s valuation policy. The policies of Underlying Funds affiliated with the Funds as a result of having the same investment adviser are the same as those set forth below.

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at

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lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”), formerly Invesco PowerShares Capital Management LLC, determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the Shares. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other AP is able to step forward to create or redeem Creation Units, that Fund’s Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Changing Fixed-Income Market Conditions. Each Fund, except for CEF Income Composite ETF and Variable Rate Preferred ETF, invests in fixed-income securities. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates near, at or below zero. The “tapering” in 2015 of the FRB’s quantitative easing program, combined with the FRB’s raising of the target range for the Federal Funds Rate (and possible continued fluctuations in equivalent foreign rates) may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities, although it is difficult to predict the impact of this rate increase and any future rate increases on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s

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investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Funds’ transaction costs.

Fixed-Income Securities Risk. Each Fund, except for CEF Income Composite ETF and Variable Rate Preferred ETF, invests in fixed-income securities. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. Government agencies are not necessarily backed by the full faith and credit of the U.S. Government.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercised such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Industry or Geographic Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector, or, in a specific country or geographic region. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry, sector, country or region, each Fund will also concentrate its investments to approximately the same extent. By so concentrating its investments, a Fund may face more risks than if it were diversified broadly over numerous industries, sectors, countries or geographic regions. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV. Also, a natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact such Fund’s investments in the affected country or region.

Non-Diversified Fund Risk. California AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, Preferred ETF, Treasury Collateral ETF and Variable Rate Preferred ETF are non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. To the extent that a Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units principally in-kind. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. Each Fund’s (except for 1-30 Laddered Treasury ETF and CEF Income Composite ETF) use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities that a Fund holds could result in a greater decline in NAV than would be the case if a Fund held all of the securities in its Underlying Index. To the extent the assets in a Fund are smaller, these risks will be greater.

Cash Transaction Risk. Unlike most exchange-traded funds (“ETFs”), the California AMT-Free Municipal Bond ETF, Chinese Yuan Dim Sum Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, Taxable Municipal Bond ETF and VRDO Tax-Free Weekly ETF currently effect creations and redemptions principally for cash, rather than primarily in-kind, because of the nature of the Funds’ investments. As such, investments in such Funds’ Shares may be less tax efficient than investments in conventional ETFs.

Foreign Investment Risk. Investments in the securities of non-U.S issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, local taxation, potential currency transfer restrictions or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. These risks may be exacerbated in emerging market countries. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may

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adversely affect investments in foreign securities and may negatively impact the Fund’s returns. Such risks may be exacerbated in emerging markets, where securities laws are relatively new and unsettled.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

Fund of Funds Risk. Because CEF Income Composite ETF is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise its Underlying Index. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, while continuing to pay its own unitary management fee. As a result, shareholders will absorb duplicate levels of fees with respect to investments in the Underlying Funds. In addition, at times certain segments of the market represented by constituent Underlying Funds in its Underlying Index may be out of favor and underperform other segments.

Global Bonds Risk. Chinese Yuan Dim Sum Bond ETF, Emerging Markets Sovereign Debt ETF, Global Short Term High Yield Bond ETF and International Corporate Bond ETF invest in global bonds. Global bonds are subject to the same risks as other debt issues, notably credit risk, market risk, interest rate risk and liquidity risk. Generally, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities and, therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact a Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, a Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Municipal Securities Risk. California AMT-Free Municipal Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, Taxable Municipal Bond ETF and VRDO Tax-Free Weekly ETF invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Municipal Insurance Risk. A portion of the municipal securities that California AMT-Free Municipal Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF and VRDO Tax-Free Weekly ETF hold may be covered by insurance that guarantees the bond’s scheduled payment of interest and repayment of principal. Municipal security insurance does not insure against market fluctuations or fluctuations in a Fund’s Share price. In addition, a municipal security insurance policy will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Tax Risk. There is no guarantee that the income from California AMT-Free Municipal Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF or VRDO Tax-Free Weekly ETF will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after a Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by a Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

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Sovereign Debt Risk. For Chinese Yuan Dim Sum Bond ETF, Emerging Markets Sovereign Debt ETF and Global Short Term High Yield Bond ETF, risks of sovereign debt include the relative size of the debt burden to the economy as a whole and the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves. If an issuer of sovereign debt defaults on payments of principal and/or interest, these Funds may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund’s ability to obtain recourse may be limited.

Risks of Investing in Closed-End Funds. For CEF Income Composite ETF, the shares of closed-end funds may trade at a discount or premium to, or at, their NAV. To the extent that the Fund invests a portion of its assets in closed-end funds, those assets will be subject to the risks of the closed-end fund’s portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, the expenses of the closed-end fund. The securities of closed-end funds in which the Fund may invest may be leveraged. As a result, the Fund may be exposed indirectly to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

Preferred Stock Risk. With respect to Preferred ETF and Variable Rate Preferred ETF, preferred stock is subject to issuer-specific and overall market risks that are generally applicable to equity securities as a whole; however, there are special risks associated with investing in preferred stock. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally provides no voting rights with respect to the issuer. Preferred stock also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, meaning that an issuer’s preferred stock generally pays dividends only after the issuer makes required payments to holders of its bonds and other debt. This subjects preferred stock to a greater risk of non-payment than more senior securities. Because of the subordinated position of preferred stock in an issuer’s capital structure, the ability to defer dividend or interest payments for extended periods of time without triggering an event of default for the issuer, and certain other features, its quality and value are heavily dependent on the profitability and cash flows of the issuer rather than on any legal claims to specific assets. Also, in certain circumstances, an issuer of a preferred stock may call or redeem it prior to a specified date or may convert it to common stock, all of which may negatively impact its return.

Not a Money Market Fund. Treasury Collateral ETF is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal circumstances, the Fund’s investments may be more susceptible than a money market fund’s to credit risk, interest rate risk, valuation risk and other risks relevant to the Fund’s investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, and it is possible for the Fund to lose money. The Fund does not seek to maintain a stable NAV of $1.00 per share.

Portfolio Turnover Risk. Treasury Collateral ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. This may result in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. A high portfolio turnover rate also can result in an increase in taxable capital gains distributions to shareholders and an increased likelihood that the capital gains will be taxable at ordinary rates.

U.S. Treasury Obligations Risk. Treasury Collateral ETF will invest in obligations issued or guaranteed by the U.S. Treasury. U.S. Treasury securities are backed by the “full faith and credit” of the United States; however, the U.S. Government does not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Shares of the Fund.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

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Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to Invesco Advisers, Inc. (the “Sub-Adviser”) for Treasury Collateral ETF and, for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund (except Treasury Collateral ETF) declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Treasury Collateral ETF declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

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H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. Certain prior year amounts have been reclassified to conform to the current year presentation. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

J. Securities Lending

During the six-month period ended April 30, 2018, CEF Income Composite ETF, Emerging Markets Sovereign Debt ETF, Fundamental High Yield® Corporate Bond ETF, Preferred ETF and Variable Rate Preferred ETF participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services, and for Treasury Collateral ETF, the oversight of the Sub-Adviser.

As compensation for its services, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Sub-Adviser for Treasury Collateral ETF and, for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and

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other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
1-30 Laddered Treasury ETF	0.25%
California AMT-Free Municipal Bond ETF	0.28%
CEF Income Composite ETF	0.50%
Chinese Yuan Dim Sum Bond ETF	0.45%
Emerging Markets Sovereign Debt ETF	0.50%
Fundamental High Yield® Corporate Bond ETF	0.50%
Fundamental Investment Grade Corporate Bond ETF	0.22%
Global Short Term High Yield Bond ETF	0.35%
International Corporate Bond ETF	0.50%
LadderRite 0-5 Year Corporate Bond ETF	0.22%
National AMT-Free Municipal Bond ETF	0.28%
New York AMT-Free Municipal Bond ETF	0.28%
Preferred ETF	0.50%
Taxable Municipal Bond ETF	0.28%
Treasury Collateral ETF	0.08%
Variable Rate Preferred ETF	0.50%
VRDO Tax-Free Weekly ETF	0.25%

For Treasury Collateral ETF, the Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund.

Further, through August 31, 2020, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2018, the Adviser waived fees for each Fund in the following amounts:

1-30 Laddered Treasury ETF	$406
California AMT-Free Municipal Bond ETF	—
CEF Income Composite ETF	680
Chinese Yuan Dim Sum Bond ETF	1,021
Emerging Markets Sovereign Debt ETF	18,721
Fundamental High Yield® Corporate Bond ETF	3,721
Fundamental Investment Grade Corporate Bond ETF	341
Global Short Term High Yield Bond ETF	3,730
International Corporate Bond ETF	248
LadderRite 0-5 Year Corporate Bond ETF	236
National AMT-Free Municipal Bond ETF	—
New York AMT-Free Municipal Bond ETF	—
Preferred ETF	11,726
Taxable Municipal Bond ETF	10,814
Treasury Collateral ETF	449
Variable Rate Preferred ETF	4,652
VRDO Tax-Free Weekly ETF	—

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

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The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
1-30 Laddered Treasury ETF	Nasdaq, Inc.
California AMT-Free Municipal Bond ETF	Merrill Lynch, Pierce, Fenner & Smith Inc.
CEF Income Composite ETF	S-Network Global Indexes, LLC
Chinese Yuan Dim Sum Bond ETF	Citigroup Index LLC
Emerging Markets Sovereign Debt ETF	Deutsche Bank Securities Inc.
Fundamental High Yield® Corporate Bond ETF	Research Affiliates®
Fundamental Investment Grade Corporate Bond ETF	Research Affiliates®
Global Short Term High Yield Bond ETF	Deutsche Bank Securities Inc.
International Corporate Bond ETF	S&P Dow Jones Indices LLC
LadderRite 0-5 Year Corporate Bond ETF	Nasdaq, Inc.
National AMT-Free Municipal Bond ETF	Merrill Lynch, Pierce, Fenner & Smith Inc.
New York AMT-Free Municipal Bond ETF	Merrill Lynch, Pierce, Fenner & Smith Inc.
Preferred ETF	Merrill Lynch, Pierce, Fenner & Smith Inc.
Taxable Municipal Bond ETF	Merrill Lynch, Pierce, Fenner & Smith Inc.
Treasury Collateral ETF	Interactive Data Pricing and Reference Data LLC
Variable Rate Preferred ETF	Wells Fargo & Company
VRDO Tax-Free Weekly ETF	Bloomberg Finance L.P.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser and the adviser for Invesco Bond Fund, Invesco High Income 2023 Target Term Fund and Invesco Senior Income Trust are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Bond Fund, Invesco High Income 2023 Target Term Fund and Invesco Senior Income Trust are considered to be affiliated with the Funds. The table below shows CEF Income Composite ETF’s transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended April 30, 2018.

CEF Income Composite ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2018	Dividend Income
Invesco Bond Fund	$2,181,131	$250,382	$(599,236)	$(213,911)	$25,153 (a)	$1,643,519	$50,016
Invesco High Income 2023 Target Term Fund	1,601,344	183,422	(144,459)	(19,583)	(1,541)	1,619,183	49,001
Invesco Senior Income Trust	8,681,050	1,009,975	(898,316)	88,949	(20,004)	8,861,654	185,779

Total Investments in Affiliates	$12,463,525	$1,443,779	$(1,642,011)	$(144,545)	$3,608	$12,124,356	$284,796

(a)	Includes $9,325 of capital gains distributions from affiliated Underlying Funds.

Note 5. Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six-month period ended April 30, 2018, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Preferred ETF	$2,447,496	$—	$—
Variable Rate Preferred ETF	—	3,706,496	32,230

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Note 6. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for all of the securities in CEF Income Composite ETF, Preferred ETF and certain Funds listed below, as of April 30, 2018, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedules of Investments for security categories). All of the securities in CEF Income Composite ETF and Preferred ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six-month period ended April 30, 2018, there were no transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
1-30 Laddered Treasury ETF
Investments in Securities
U.S. Treasury Securities	$—	$180,141,625	$—	$180,141,625
Money Market Fund	146,264	—	—	146,264

Total Investments	$146,264	$180,141,625	$—	$180,287,889

Chinese Yuan Dim Sum Bond ETF
Investments in Securities
Corporate Bonds	$—	$85,763,564	$—	$85,763,564
Sovereign Debt Obligations	—	16,579,808	—	16,579,808
Money Market Fund	2,843,313	—	—	2,843,313

Total Investments	$2,843,313	$102,343,372	$—	$105,186,685

Emerging Markets Sovereign Debt ETF
Investments in Securities
Sovereign Debt Obligations	$—	$4,713,199,097	$—	$4,713,199,097
Money Market Funds	35,824,483	—	—	35,824,483

Total Investments	$35,824,483	$4,713,199,097	$—	$4,749,023,580

Fundamental High Yield® Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$980,596,186	$—	$980,596,186
Money Market Funds	69,361,003	—	—	69,361,003

Total Investments	$69,361,003	$980,596,186	$—	$1,049,957,189

Fundamental Investment Grade Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$111,053,721	$—	$111,053,721
Money Market Fund	223,468	—	—	223,468

Total Investments	$223,468	$111,053,721	$—	$111,277,189

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	Level 1	Level 2	Level 3	Total
Global Short Term High Yield Bond ETF
Investments in Securities
Corporate Bonds	$—	$190,547,885	$—	$190,547,885
Sovereign Debt Obligations	—	23,900,262	—	23,900,262
Common Stocks	—	—	0	0
Preferred Stocks	—	—	13,202	13,202
Money Market Fund	3,181,904	—	—	3,181,904
Investments Matured	—	239,875	30,527	270,402

Total Investments	$3,181,904	$214,688,022	$43,729	$217,913,655

International Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$145,768,757	$—	$145,768,757
Money Market Fund	63,897	—	—	63,897

Total Investments	$63,897	$145,768,757	$—	$145,832,654

Taxable Municipal Bond ETF
Investments in Securities
Municipal Bonds	$—	$897,109,390	$—	$897,109,390
Corporate Bonds	—	8,062,023	—	8,062,023
Money Market Fund	14,165,004	—	—	14,165,004

Total Investments	$14,165,004	$905,171,413	$—	$919,336,417

Treasury Collateral ETF
Investments in Securities
U.S. Treasury Securities	$—	$466,449,647	$—	$466,449,647
Money Market Fund	306,144	—	—	306,144

Total Investments	$306,144	$466,449,647	$—	$466,755,791

Variable Rate Preferred ETF
Investments in Securities
Corporate Bonds	$—	$1,524,856,759	$—	$1,524,856,759
Preferred Stocks & Other Equity Interests	533,679,127	—	—	533,679,127
Money Market Funds	64,605,066	—	—	64,605,066

Total Investments	$598,284,193	$1,524,856,759	$—	$2,123,140,952

Note 7. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

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The Funds had capital loss carryforwards as of October 31, 2017, which expire as follows:

			Post-effective/no expiration
	2018	2019	Short-Term	Long-Term	Total*	Expired
1-30 Laddered Treasury ETF	$—	$—	$266,570	$—	$266,570	$—
California AMT-Free Municipal Bond ETF	—	438,783	643,556	—	1,082,339	—
CEF Income Composite ETF	—	—	1,123,159	15,635,777	16,758,936	—
Chinese Yuan Dim Sum Bond ETF	—	—	1,354,368	2,784,619	4,138,987	—
Emerging Markets Sovereign Debt ETF	212,582	818,907	1,747,043	78,740,605	81,519,137	558,313
Fundamental High Yield® Corporate Bond ETF	—	—	14,082,270	8,455,436	22,537,706	—
Fundamental Investment Grade Corporate Bond ETF	—	—	566	—	566	—
Global Short Term High Yield Bond ETF	—	—	—	240,039	240,039	—
International Corporate Bond ETF	—	—	2,221	6,272	8,493	—
LadderRite 0-5 Year Corporate Bond ETF	—	—	85	—	85	—
National AMT-Free Municipal Bond ETF	—	23,722	—	—	23,722	—
New York AMT-Free Municipal Bond ETF	—	74,902	—	—	74,902	20,170
Preferred ETF	—	—	12,671,945	25,211,076	37,883,021	37,146,794
Taxable Municipal Bond ETF	6,399	—	3,277,461	630,865	3,914,725	—
Treasury Collateral ETF	—	—	34,576	—	34,576	—
Variable Rate Preferred ETF	—	—	699,416	839,319	1,538,735	—
VRDO Tax-Free Weekly ETF	—	—	10	—	10	—

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 8. Investment Transactions

For the six-month period ended April 30, 2018, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
California AMT-Free Municipal Bond ETF	$17,043,651	$5,000
CEF Income Composite ETF	47,440,123	46,454,942
Chinese Yuan Dim Sum Bond ETF	18,008,585	3,059,354
Emerging Markets Sovereign Debt ETF	2,010,325,550	1,996,239,195
Fundamental High Yield® Corporate Bond ETF	94,388,099	99,848,836
Fundamental Investment Grade Corporate Bond ETF	27,387,095	12,376,920
Global Short Term High Yield Bond ETF	49,815,252	61,755,601
International Corporate Bond ETF	4,026,045	2,791,100
LadderRite 0-5 Year Corporate Bond ETF	4,223,983	3,404,851
National AMT-Free Municipal Bond ETF	99,863,677	52,794,212
New York AMT-Free Municipal Bond ETF	5,218,860	1,714,990
Preferred ETF	299,338,790	309,285,989
Taxable Municipal Bond ETF	34,781,974	33,411,209
Variable Rate Preferred ETF	672,128,451	102,680,004
VRDO Tax-Free Weekly ETF	—	—

For the six-month period ended April 30, 2018, the cost of securities purchased and proceeds from sales of U.S. Treasury obligations (other than short-term securities, money market funds and in-kind transactions), for the 1-30 Laddered Treasury ETF amounted to $9,226,684 and $7,560,973, respectively and for the Treasury Collateral ETF amounted to $0 and $0, respectively.

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For the six-month period ended April 30, 2018, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
1-30 Laddered Treasury ETF	$48,061,270	$46,419,906
California AMT-Free Municipal Bond ETF	—	—
CEF Income Composite ETF	80,484,738	44,905,377
Chinese Yuan Dim Sum Bond ETF	—	—
Emerging Markets Sovereign Debt ETF	559,069,424	398,447,406
Fundamental High Yield® Corporate Bond ETF	521,018,627	679,976,456
Fundamental Investment Grade Corporate Bond ETF	50,286,294	—
Global Short Term High Yield Bond ETF	57,662,957	33,412,275
International Corporate Bond ETF	3,659,265	19,030,843
LadderRite 0-5 Year Corporate Bond ETF	8,648,531	16,900,387
National AMT-Free Municipal Bond ETF	—	11,565,895
New York AMT-Free Municipal Bond ETF	—	—
Preferred ETF	300,479,994	316,873,906
Taxable Municipal Bond ETF	—	22,507,223
Treasury Collateral ETF	236,619,816	516,237,132
Variable Rate Preferred ETF	—	—
VRDO Tax-Free Weekly ETF	—	—

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2018, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
1-30 Laddered Treasury ETF	$62,102	$(11,662,532)	$(11,600,430)	$191,888,319
California AMT-Free Municipal Bond ETF	2,094,005	(3,836,230)	(1,742,225)	241,854,062
CEF Income Composite ETF	40,273,093	(39,250,968)	1,022,125	715,016,908
Chinese Yuan Dim Sum Bond ETF	3,655,152	(463,473)	3,191,679	101,995,006
Emerging Markets Sovereign Debt ETF	19,800,556	(197,607,226)	(177,806,670)	4,926,830,250
Fundamental High Yield® Corporate Bond ETF	1,165,411	(23,029,433)	(21,864,022)	1,071,821,211
Fundamental Investment Grade Corporate Bond ETF	21,056	(2,874,364)	(2,853,308)	114,130,497
Global Short Term High Yield Bond ETF	733,410	(5,850,046)	(5,116,636)	222,759,889
International Corporate Bond ETF	6,092,710	(2,807,563)	3,285,147	142,547,507
LadderRite 0-5 Year Corporate Bond ETF	2,441	(238,909)	(236,468)	15,081,063
National AMT-Free Municipal Bond ETF	28,233,619	(10,623,445)	17,610,174	1,560,943,170
New York AMT-Free Municipal Bond ETF	896,021	(902,060)	(6,039)	66,492,875
Preferred ETF	22,172,426	(151,738,081)	(129,565,655)	5,297,153,843
Taxable Municipal Bond ETF	51,612,122	(11,701,832)	39,910,290	879,426,127
Treasury Collateral ETF	837	(401,677)	(400,840)	467,156,631
Variable Rate Preferred ETF	5,709,336	(66,712,756)	(61,003,420)	2,184,144,372
VRDO Tax-Free Weekly ETF	—	—	—	60,985,000

Note 9. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

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The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 10. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares (100,000 Shares for Emerging Markets Sovereign Debt ETF, Fundamental High Yield® Corporate Bond ETF and Variable Rate Preferred ETF and 10,000 for Treasury Collateral ETF). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. For 1-30 Laddered Treasury ETF, CEF Income Composite ETF, Emerging Markets Sovereign Debt ETF, Fundamental High Yield® Corporate Bond ETF, Fundamental Investment Grade Corporate Bond ETF, Global Short Term High Yield Bond ETF, International Corporate Bond ETF, LadderRite 0-5 Year Corporate Bond ETF, Preferred ETF, Treasury Collateral ETF and Variable Rate Preferred ETF, Creation Units are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for such Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. For California AMT-Free Municipal Bond ETF, Chinese Yuan Dim Sum Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, Taxable Municipal Bond ETF and VRDO Tax-Free Weekly ETF, such transactions are principally in exchange for the deposit or delivery of cash.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 11. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Fees and Expenses

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2018.

In addition to the fees and expenses which the Invesco CEF Income Composite ETF and Invesco Preferred ETF (collectively the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in each Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco 1-30 Laddered Treasury ETF (PLW)
Actual	$1,000.00	$973.10	0.25%	$1.22
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
Invesco California AMT-Free Municipal Bond ETF (PWZ)
Actual	1,000.00	992.70	0.28	1.38
Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40
Invesco CEF Income Composite ETF (PCEF)
Actual	1,000.00	995.70	0.50	2.47
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
Invesco Chinese Yuan Dim Sum Bond ETF (DSUM)
Actual	1,000.00	1,066.50	0.45	2.31
Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.45	2.26

146

Fees and Expenses (continued)

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Emerging Markets Sovereign Debt ETF (PCY)
Actual	$1,000.00	$950.60	0.50%	$2.42
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
Actual	1,000.00	989.50	0.50	2.47
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
Actual	1,000.00	975.90	0.22	1.08
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.22	1.10
Invesco Global Short Term High Yield Bond ETF (PGHY)
Actual	1,000.00	1,005.70	0.35	1.74
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
Invesco International Corporate Bond ETF (PICB)
Actual	1,000.00	1,024.20	0.50	2.51
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI)
Actual	1,000.00	992.40	0.22	1.09
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.22	1.10
Invesco National AMT-Free Municipal Bond ETF (PZA)
Actual	1,000.00	991.90	0.28	1.38
Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40
Invesco New York AMT-Free Municipal Bond ETF (PZT)
Actual	1,000.00	989.50	0.28	1.38
Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40
Invesco Preferred ETF (PGX)
Actual	1,000.00	986.50	0.50	2.46
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
Invesco Taxable Municipal Bond ETF (BAB)
Actual	1,000.00	994.50	0.28	1.38
Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40
Invesco Treasury Collateral ETF
Actual	1,000.00	1,005.60	0.08	0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.08	0.40
Invesco Variable Rate Preferred ETF (VRP)
Actual	1,000.00	988.40	0.50	2.47
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
Invesco VRDO Tax-Free Weekly ETF (PVI)
Actual	1,000.00	1,004.90	0.25	1.24
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2018. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

147

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 19, 2018, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 70 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA Momentum & Low Volatility Rotation Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares DWA Tactical International Rotation Portfolio

PowerShares DWA Tactical Multi-Asset Income Portfolio

PowerShares DWA Tactical Sector Rotation Portfolio

PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack Achievers™ Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Russell 1000 Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

PowerShares S&P 500 Enhanced Value Portfolio

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Low Volatility Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500 Momentum Portfolio

PowerShares S&P 500 Value With Momentum Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P Emerging Markets Momentum Portfolio

PowerShares S&P International Developed High Dividend Low Volatility Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P International Developed Momentum Portfolio

PowerShares S&P International Developed Quality Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Quality Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares Taxable Municipal Bond Portfolio

PowerShares Treasury Collateral Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Also at the April 19, 2018 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers,

Effective June 4, 2018, the Trust and the PowerShares Funds became the Invesco ETFs and Invesco PowerShares Capital Management LLC became Invesco Capital Management LLC.

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser from its relationships with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio and PowerShares DWA Tactical International Rotation Portfolio, each of which had not commenced operations as of December 31, 2017) and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2017, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s Global Performance Measurement and Risk Group, an independent organization within Invesco, with respect to general expected tracking error ranges. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the since-inception and three-year periods for PowerShares Global Short Term High Yield Bond Portfolio, the three-year period for PowerShares LadderRite 0-5 Year Corporate Bond Portfolio, the five-year period for PowerShares New York AMT-Free Municipal Bond Portfolio and the one-year period for PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio’s, PowerShares New York AMT-Free Municipal Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for each such Fund’s correlation going forward. The Trustees noted that, for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including, for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses (including Acquired Fund Fees and Expenses, if any).

0.08%	PowerShares Treasury Collateral Portfolio

0.13%	PowerShares S&P 500 Enhanced Value Portfolio, PowerShares S&P 500 Momentum Portfolio (the Trustees noted that, prior to January 1, 2018, PowerShares S&P 500 Enhanced Value Portfolio’s and PowerShares S&P 500 Momentum Portfolio’s unitary advisory fee was 0.25%)

0.15%	PowerShares DWA Momentum & Low Volatility Rotation Portfolio, PowerShares DWA Tactical Sector Rotation Portfolio

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

0.20%:	PowerShares Russell 1000 Equal Weight Portfolio

0.22%:	PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

0.25%:	PowerShares 1-30 Laddered Treasury Portfolio, PowerShares DWA Tactical Multi-Asset Income Portfolio, PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:	PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares Taxable Municipal Bond Portfolio

0.29%:	PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, PowerShares S&P International Developed Quality Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Quality Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:	PowerShares DWA Tactical International Rotation Portfolio, PowerShares S&P 500 Value With Momentum Portfolio, PowerShares S&P 500® High Dividend Low Volatility Portfolio, PowerShares S&P International Developed High Dividend Low Volatility Portfolio, PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

0.35%:	PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Russell 1000 Low Beta Equal Weight Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed Momentum Portfolio

0.45%:	PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE International Low Beta Equal Weight Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P Emerging Markets Momentum Portfolio

0.49%:	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

0.50%:	PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Variable Rate Preferred Portfolio

0.55%	PowerShares International BuyBack AchieversTM Portfolio

0.60%:	PowerShares DWA SmallCap Momentum Portfolio

0.65%:	PowerShares Senior Loan Portfolio

0.75%:	PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:	PowerShares DWA Developed Markets Momentum Portfolio

0.90%:	PowerShares DWA Emerging Markets Momentum Portfolio

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds.

The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds (except for PowerShares DWA Momentum & Low Volatility Rotation Portfolio) were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees noted that the net expense ratio for PowerShares DWA Momentum & Low Volatility Rotation Portfolio was higher than the median net expense ratio of its open-end actively-managed peer funds.

PowerShares Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median[3]
PowerShares 1-30 Laddered Treasury Portfolio			X
PowerShares California AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares CEF Income Composite Portfolio	N/A	X	X
PowerShares Chinese Yuan Dim Sum Bond Portfolio	X	N/A	X

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median[3]
PowerShares DWA Developed Markets Momentum Portfolio			X
PowerShares DWA Emerging Markets Momentum Portfolio			X
PowerShares DWA Momentum & Low Volatility Rotation Portfolio	N/A	N/A	X
PowerShares DWA SmallCap Momentum Portfolio		X	X
PowerShares DWA Tactical International Rotation Portfolio			N/A
PowerShares DWA Tactical Multi-Asset Income Portfolio	N/A	N/A	X
PowerShares DWA Tactical Sector Rotation Portfolio	X	N/A	N/A
PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares Emerging Markets Infrastructure Portfolio		N/A	X
PowerShares Emerging Markets Sovereign Debt Portfolio			X
PowerShares FTSE International Low Beta Equal Weight Portfolio	X		X
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	X		X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		X	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	X		X
PowerShares FTSE RAFI Emerging Markets Portfolio	X		X
PowerShares Fundamental High Yield® Corporate Bond Portfolio		N/A	X
PowerShares Fundamental Investment Grade Corporate Bond Portfolio			X
PowerShares Global Agriculture Portfolio		N/A	X
PowerShares Global Clean Energy Portfolio		N/A	X
PowerShares Global Gold and Precious Metals Portfolio		N/A	X
PowerShares Global Short Term High Yield Bond Portfolio	X	N/A	X
PowerShares Global Water Portfolio		N/A	X
PowerShares International BuyBack AchieversTM Portfolio			X
PowerShares International Corporate Bond Portfolio			X
PowerShares KBW Bank Portfolio	X		X
PowerShares KBW High Dividend Yield Financial Portfolio	X		X
PowerShares KBW Premium Yield Equity REIT Portfolio	X		X
PowerShares KBW Property & Casualty Insurance Portfolio	X		X
PowerShares KBW Regional Banking Portfolio	X		X
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio			X
PowerShares National AMT-Free Municipal Bond Portfolio			X
PowerShares New York AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares Preferred Portfolio		N/A	X
PowerShares Russell 1000 Equal Weight Portfolio	X		X
PowerShares Russell 1000 Low Beta Equal Weight Portfolio			X
PowerShares S&P 500 Enhanced Value Portfolio		X	X
PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio			X
PowerShares S&P 500 High Beta Portfolio			X
PowerShares S&P 500® High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P 500® Low Volatility Portfolio			X
PowerShares S&P 500 Momentum Portfolio	X	X	X
PowerShares S&P 500 Value With Momentum Portfolio			X

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median[3]
PowerShares S&P Emerging Markets Low Volatility Portfolio	X	X	X
PowerShares S&P Emerging Markets Momentum Portfolio	X	X	X
PowerShares S&P International Developed High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed Momentum Portfolio	X		X
PowerShares S&P International Developed Quality Portfolio	X		X
PowerShares S&P MidCap Low Volatility Portfolio	X		X
PowerShares S&P SmallCap Consumer Discretionary Portfolio	X		X
PowerShares S&P SmallCap Consumer Staples Portfolio	X		X
PowerShares S&P SmallCap Energy Portfolio	X		X
PowerShares S&P SmallCap Financials Portfolio	X		X
PowerShares S&P SmallCap Health Care Portfolio	X		X
PowerShares S&P SmallCap High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Industrials Portfolio	X		X
PowerShares S&P SmallCap Information Technology Portfolio	X	X	X
PowerShares S&P SmallCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Materials Portfolio	X		X
PowerShares S&P SmallCap Quality Portfolio	X	X	X
PowerShares S&P SmallCap Utilities Portfolio	X	X	X
PowerShares Senior Loan Portfolio		N/A	X
PowerShares Taxable Municipal Bond Portfolio		N/A	X
PowerShares Treasury Collateral Portfolio	X	X	X
PowerShares Variable Rate Preferred Portfolio		X	X
PowerShares VRDO Tax-Free Weekly Portfolio		N/A	X

[1]	The information provided by the Adviser indicated that certain Funds did not have any comparable ETF peers. Those Funds have been designated in this column with an “N/A” for not available.

[2]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

[3]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end active fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares DWA Developed Markets Momentum Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares Senior Loan Portfolio, PowerShares Taxable Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio’s advisory fees and total expenses and the Lipper peer data. The Adviser explained in detail its view that it believes that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, noting, in particular, the unique underlying investment strategy and complexity of each Fund, the limited number of peers in the Lipper data, and/or the differing pricing philosophy of certain of the peers.

The Trustees also reviewed the fees, and any difference in fees, between each Fund that is structured as a fund-of-funds and invests in funds that comprise an index developed by Dorsey Wright & Associates, LLC (“DWA Fund-of-Funds”). The Trustees noted that the unitary advisory fees for the DWA Fund-of-Funds vary from 15 to 30 basis points. The Trustees considered the Adviser’s explanation that the applicable license fee the Adviser pays with respect to each DWA Fund-of-Fund is dependent on the underlying funds in which the DWA Fund-of-Fund invests and that after payment of such license fee the variance between each DWA Fund-of-Fund’s unitary advisory fee is less. The Trustees noted that the unitary advisory fee for PowerShares DWA Tactical International Rotation Portfolio was

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

higher than the unitary advisory fee for the other DWA Fund-of-Funds, reflecting, in part, its ability to invest, at times, in non-affiliated funds.

The Trustees considered that the Adviser had agreed to waive a portion of its unitary advisory fee, at least until February 28, 2020, for PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P Emerging Markets Momentum Portfolio, PowerShares S&P International Developed Low Volatility Portfolio and PowerShares S&P International Developed Momentum Portfolio.

The Trustees determined that each Fund’s unitary advisory fee was reasonable, noting the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s operating expenses was attributable to a license fee payable out of the unitary advisory fee charged to that Fund. The Board concluded that the unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund, other than PowerShares DWA Tactical International Rotation Portfolio and PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio. (The Trustees did not consider the estimated profitability of the Adviser in managing these Funds because they had not yet commenced operations as of December 31, 2017.) The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the unitary advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio at a meeting held on April 19, 2018. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage PowerShares Senior Loan Portfolio’s and PowerShares Treasury Collateral Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when

153

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc. and Invesco Advisers, Inc. and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, the Trustees considered the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio was reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, except that Invesco Advisers, Inc. noted that it receives management fees from money market funds into which the Funds’ excess cash may be invested. The Trustees noted that the Adviser waives its fees on assets invested under such arrangement in amounts equal to fees received by Invesco Advisers, Inc. on the Funds’ assets invested in the money market funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio. No single factor was determinative in the Board’s analysis.

154

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com.

©2018 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-9	invesco.com/us

Invesco Semi-Annual Report to Shareholders

April 30, 2018

DWLV	Invesco DWA Momentum & Low Volatility Rotation ETF
DWAS	Invesco DWA SmallCap Momentum ETF
DWIN	Invesco DWA Tactical Multi-Asset Income ETF
DWTR	Invesco DWA Tactical Sector Rotation ETF
PSCD	Invesco S&P SmallCap Consumer Discretionary ETF
PSCC	Invesco S&P SmallCap Consumer Staples ETF
PSCE	Invesco S&P SmallCap Energy ETF
PSCF	Invesco S&P SmallCap Financials ETF
PSCH	Invesco S&P SmallCap Health Care ETF
PSCI	Invesco S&P SmallCap Industrials ETF
PSCT	Invesco S&P SmallCap Information Technology ETF
PSCM	Invesco S&P SmallCap Materials ETF
PSCU	Invesco S&P SmallCap Utilities ETF

Effective June 4, 2018, the Funds’ names changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

2

Invesco DWA Momentum & Low Volatility Rotation ETF (DWLV)

April 30, 2018

(Unaudited)

Portfolio Composition
Market Capitalization & Style Allocation* as of April 30, 2018
Large-Cap Value	6.6
Large-Cap Blend	12.3
Large-Cap Growth	17.9
Mid-Cap Value	5.0
Mid-Cap Blend	6.7
Mid-Cap Growth	20.7
Small-Cap Value	5.3
Small-Cap Blend	8.7
Small-Cap Growth	16.8

*	Source: Morningstar. Reflects exposure achieved through investments in underlying funds.

Schedule of Investments

Number of Shares		Value
	Exchange-Traded Funds—100.0%(a)
116,566	Invesco DWA Developed Markets Momentum ETF	$3,182,252
166,059	Invesco DWA Emerging Markets Momentum ETF(b)	3,463,991
140,353	Invesco DWA Momentum ETF	7,392,392
148,733	Invesco DWA SmallCap Momentum ETF	7,380,131
62,547	Invesco S&P 500® Low Volatility ETF	2,914,690
51,054	Invesco S&P Emerging Markets Low Volatility ETF(b)	1,337,615
37,754	Invesco S&P International Developed Low Volatility ETF(b)	1,263,283
61,294	Invesco S&P SmallCap Low Volatility ETF	2,779,070

	Total Exchange-Traded Funds (Cost $29,167,139)	29,713,424

	Money Market Fund—0.0%
2,582	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(c) (Cost $2,582)	2,582

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $29,169,721)—100.0%	29,716,006

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.5%
1,054,685	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(c)(d) (Cost $1,054,685)	$1,054,685

	Total Investments in Securities (Cost $30,224,406)—103.5%	30,770,691
	Other assets less liabilities—(3.5)%	(1,054,100)

	Net Assets—100.0%	$29,716,591

Investment Abbreviations:

ETF—Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. See Note 4.
(b)	All or a portion of this security was out on loan at April 30, 2018.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco DWA SmallCap Momentum ETF (DWAS)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Health Care	29.7
Financials	17.9
Industrials	17.0
Information Technology	14.6
Consumer Discretionary	11.1
Materials	3.6
Consumer Staples	2.4
Energy	1.4
Telecommunication Services	1.3
Real Estate	0.6
Utilities	0.4
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—11.1%
21,196	Adtalem Global Education, Inc.(b)	$1,008,930
24,273	American Public Education, Inc.(b)	978,202
115,459	Bbx Capital Corp., Class A	1,152,281
57,850	Boot Barn Holdings, Inc.(b)	1,132,124
98,318	Cambium Learning Group, Inc.(b)	996,944
88,408	Career Education Corp.(b)	1,146,652
6,018	Cavco Industries, Inc.(b)	1,025,166
62,665	Chegg, Inc.(b)	1,454,455
36,805	Conn’s, Inc.(b)(c)	938,527
68,962	Denny’s Corp.(b)	1,207,525
26,656	Dorman Products, Inc.(b)	1,712,914
87,014	Eldorado Resorts, Inc.(b)	3,524,067
9,842	LCI Industries	937,943
30,451	Malibu Boats, Inc., Class A(b)	1,026,199
40,582	MCBC Holdings, Inc.(b)	973,968
45,455	Modine Manufacturing Co.(b)	781,826
25,665	Monarch Casino & Resort, Inc.(b)	1,094,869
44,186	New York Times Co. (The), Class A	1,036,162
34,551	Nexstar Media Group, Inc., Class A	2,150,800
18,071	Ollie’s Bargain Outlet Holdings, Inc.(b)	1,124,016
27,181	Planet Fitness, Inc., Class A(b)	1,095,122
12,335	Shutterfly, Inc.(b)	998,148
40,390	Stoneridge, Inc.(b)	1,063,469
13,779	TopBuild Corp.(b)	1,098,186

		29,658,495

Number of Shares		Value
	Common Stocks (continued)
	Consumer Staples—2.4%
11,818	Medifast, Inc.	$1,186,291
54,246	MGP Ingredients, Inc.(c)	5,196,224

		6,382,515

	Energy—1.4%
27,374	Delek US Holdings, Inc.	1,296,706
35,639	Mammoth Energy Services, Inc.(b)	1,157,555
75,315	Ring Energy, Inc.(b)	1,259,267

		3,713,528

	Financials—17.9%
21,133	Ameris Bancorp	1,092,576
93,436	Bancorp, Inc. (The)(b)	967,063
24,930	BofI Holding, Inc.(b)(c)	1,004,180
42,769	Carolina Financial Corp.	1,676,972
24,793	Cathay General Bancorp	991,968
38,009	CenterState Bank Corp.	1,101,501
34,546	ConnectOne Bancorp, Inc.	912,014
21,063	Eagle Bancorp, Inc.(b)	1,236,398
48,852	Enova International, Inc.(b)	1,431,364
21,528	Enterprise Financial Services Corp.	1,094,699
12,590	Federal Agricultural Mortgage Corp., Class C	1,076,571
28,417	First Bancorp/Southern Pines NC	1,084,109
18,009	First Defiance Financial Corp.	1,074,417
26,958	First Merchants Corp.	1,161,351
28,521	Flagstar Bancorp, Inc.(b)	985,401
45,220	Green Bancorp, Inc.(b)	1,019,711
18,609	Green Dot Corp., Class A(b)	1,131,613
36,165	Guaranty Bancorp	1,030,702
27,967	Hamilton Lane, Inc., Class A	1,170,419

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco DWA SmallCap Momentum ETF (DWAS) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Financials (continued)
19,124	Heartland Financial USA, Inc.	$1,026,003
61,106	Heritage Commerce Corp.	1,007,638
35,295	Horizon Bancorp	1,015,084
156,060	Independent Bank Corp./MI	3,729,834
14,266	Independent Bank Group, Inc.	1,018,592
19,826	Kinsale Capital Group, Inc.	1,022,030
51,495	Meridian Bancorp, Inc.	973,255
14,490	Meta Financial Group, Inc.	1,610,563
18,794	Nicolet Bankshares, Inc.(b)	1,044,383
215,720	Old Second Bancorp, Inc.	3,084,796
12,218	Piper Jaffray Cos.	855,871
29,010	Preferred Bank	1,849,097
33,066	Regional Management Corp.(b)	1,086,879
37,885	Seacoast Banking Corp. of Florida(b)	1,046,763
16,939	Selective Insurance Group, Inc.	1,002,789
24,657	Triumph Bancorp, Inc.(b)	957,924
31,783	United Community Banks, Inc.	1,014,831
31,239	Virtu Financial, Inc., Class A(c)	1,124,604
10,163	World Acceptance Corp.(b)	1,041,708
20,865	WSFS Financial Corp.	1,045,337

		47,801,010

	Health Care—29.7%
46,889	American Renal Associates Holdings, Inc.(b)	686,924
22,251	AMN Healthcare Services, Inc.(b)	1,487,479
23,362	Anaptysbio, Inc.(b)	2,190,888
27,716	Arena Pharmaceuticals, Inc.(b)	1,104,205
93,427	Array BioPharma, Inc.(b)	1,266,870
66,684	Assembly Biosciences, Inc.(b)	2,899,420
113,027	AxoGen, Inc.(b)	4,498,475
36,673	BioTelemetry, Inc.(b)	1,400,909
19,612	Blueprint Medicines Corp.(b)	1,504,633
88,192	Clearside BioMedical, Inc.(b)(c)	1,074,179
267,573	Codexis, Inc.(b)	3,010,196
42,363	Collegium Pharmaceutical, Inc.(b)(c)	1,001,885
107,799	Corium International, Inc.(b)(c)	1,065,054
218,816	Cryoport, Inc.(b)(c)	1,577,663
31,110	Cutera, Inc.(b)	1,560,167
254,038	Cymabay Therapeutics, Inc.(b)	2,954,462
80,715	Dynavax Technologies Corp.(b)	1,368,119
13,125	Enanta Pharmaceuticals, Inc.(b)	1,221,281
33,781	Esperion Therapeutics, Inc.(b)	2,365,008
16,113	Foundation Medicine, Inc.(b)	1,230,228
20,714	Globus Medical, Inc., Class A(b)	1,060,350
130,329	Gtx, Inc.(b)(c)	2,215,593
14,211	Haemonetics Corp.(b)	1,109,026
16,526	HealthEquity, Inc.(b)	1,085,262
85,103	ImmunoGen, Inc.(b)	935,282
22,465	Inogen, Inc.(b)	3,158,130
18,235	Integer Holdings Corp.(b)	1,001,102
70,000	Iovance Biotherapeutics, Inc.(b)	1,015,000
55,509	Kura Oncology, Inc.(b)	840,961
6,379	Ligand Pharmaceuticals, Inc.(b)	987,788
24,131	Merit Medical Systems, Inc.(b)	1,170,354
129,194	Mirati Therapeutics, Inc.(b)	3,979,175
63,208	Neogen Corp.(b)	4,307,625
50,211	Novocure Ltd.(b)	1,370,760
8,472	Penumbra, Inc.(b)	1,053,493

Number of Shares		Value
	Common Stocks (continued)
	Health Care (continued)
50,872	Protagonist Therapeutics, Inc.(b)	$439,534
32,374	PTC Therapeutics, Inc.(b)	897,731
21,089	Quidel Corp.(b)	1,195,746
152,429	Quorum Health Corp.(b)	1,074,625
184,575	R1 Rcm, Inc.(b)	1,371,392
144,167	Sangamo Therapeutics, Inc.(b)	2,277,839
64,434	STAAR Surgical Co.(b)	1,047,053
64,705	Surgery Partners, Inc.(b)(c)	1,035,280
29,023	Tabula Rasa Healthcare, Inc.(b)	1,189,653
33,248	Tactile Systems Technology, Inc.(b)	1,157,363
26,827	Teladoc, Inc.(b)(c)	1,153,561
65,332	TG Therapeutics, Inc.(b)(c)	937,514
27,371	Tivity Health, Inc.(b)	983,988
12,868	U.S. Physical Therapy, Inc.	1,174,205
11,011	Utah Medical Products, Inc.	1,118,167
40,528	Zogenix, Inc.(b)	1,592,750

		79,404,347

	Industrials—17.0%
27,755	AAON, Inc.	943,670
50,592	Air Transport Services Group, Inc.(b)	1,023,982
11,191	Alamo Group, Inc.	1,225,079
86,422	Ameresco, Inc., Class A(b)	1,024,101
12,226	Barrett Business Services, Inc.	1,070,020
52,547	Builders FirstSource, Inc.(b)	957,932
78,297	Casella Waste Systems, Inc., Class A(b)	1,919,059
17,613	Chart Industries, Inc.(b)	999,362
24,871	Comfort Systems USA, Inc.	1,049,556
20,111	CRA International, Inc.	1,135,668
43,091	DMC Global, Inc.	1,667,622
22,882	Douglas Dynamics, Inc.	955,323
14,045	Dycom Industries, Inc.(b)	1,458,714
39,007	Franklin Covey Co.(b)	951,771
25,695	H&E Equipment Services, Inc.	831,233
62,735	Harsco Corp.(b)	1,282,931
14,988	Herc Holdings, Inc.(b)	789,118
45,152	Heritage-Crystal Clean, Inc.(b)	954,965
18,905	Insperity, Inc.	1,517,126
14,920	John Bean Technologies Corp.	1,607,630
40,463	LB Foster Co., Class A(b)	952,904
44,093	Marten Transport Ltd.	859,813
42,912	NV5 Global, Inc.(b)	2,525,371
53,493	Patrick Industries, Inc.(b)	3,043,752
8,310	Proto Labs, Inc.(b)	990,136
8,232	RBC Bearings, Inc.(b)	958,040
13,740	Saia, Inc.(b)	907,527
13,903	Siteone Landscape Supply, Inc.(b)	952,356
38,302	SkyWest, Inc.	2,179,384
85,833	Spartan Motors, Inc.	1,532,119
25,421	Trex Co., Inc.(b)	2,640,733
21,937	TriNet Group, Inc.(b)	1,133,046
31,250	Universal Forest Products, Inc.	996,250
26,439	Vectrus, Inc.(b)	951,804
41,946	Vicor Corp.(b)	1,503,764

		45,491,861

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco DWA SmallCap Momentum ETF (DWAS) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Information Technology—14.6%
28,609	Alteryx, Inc., Class A(b)(c)	$894,031
9,495	Cabot Microelectronics Corp.	963,268
33,202	Casa Systems, Inc.(b)(c)	776,595
38,965	CTS Corp.	1,167,002
26,797	Ebix, Inc.	2,076,767
17,778	Envestnet, Inc.(b)	965,345
37,566	Etsy, Inc.(b)	1,124,726
27,685	Everbridge, Inc.(b)	1,034,035
92,407	Five9, Inc.(b)	2,713,994
35,093	GTT Communications, Inc.(b)	1,686,219
50,866	Hortonworks, Inc.(b)	861,161
9,122	HubSpot, Inc.(b)	966,020
83,763	Immersion Corp.(b)	922,231
23,098	Instructure, Inc.(b)	936,624
68,006	LivePerson, Inc.(b)	1,142,501
28,799	MINDBODY, Inc., Class A(b)	1,141,880
13,564	New Relic, Inc.(b)	947,988
31,684	PROS Holdings, Inc.(b)	935,312
24,325	Q2 Holdings, Inc.(b)	1,198,006
24,018	QAD, Inc., Class A	1,078,408
13,818	Qualys, Inc.(b)	1,063,295
112,836	QuinStreet, Inc.(b)	1,268,277
38,563	Rapid7, Inc.(b)	1,089,019
156,938	Remark Holdings, Inc.(b)(c)	929,073
23,663	RingCentral, Inc., Class A(b)	1,586,604
35,829	Rudolph Technologies, Inc.(b)	908,265
10,592	Stamps.com, Inc.(b)	2,412,328
62,849	TTM Technologies, Inc.(b)	876,115
45,162	Upland Software, Inc.(b)	1,227,052
107,890	USA Technologies, Inc.(b)	944,037
17,833	Varonis Systems, Inc.(b)	1,165,387
21,125	Virtusa Corp.(b)	1,016,957
32,408	Vishay Precision Group, Inc.(b)	917,146

		38,935,668

	Materials—3.6%
149,949	Agrofresh Solutions, Inc.(b)(c)	1,037,647
40,476	Allegheny Technologies, Inc.(b)	1,075,447
17,183	Chase Corp.	1,924,496
13,795	Ingevity Corp.(b)	1,059,870
17,846	KMG Chemicals, Inc.	1,097,351
21,283	Kraton Corp.(b)	971,995
7,684	Quaker Chemical Corp.	1,129,471
18,819	Trinseo SA	1,372,846

		9,669,123

	Real Estate—0.6%
21,169	RMR Group, Inc. (The), Class A	1,574,974

	Telecommunication Services—1.3%
42,809	Boingo Wireless, Inc.(b)	1,004,299
37,979	Shenandoah Telecommunications Co.	1,433,707
103,853	Vonage Holdings Corp.(b)	1,161,077

		3,599,083

	Utilities—0.4%
88,956	Cadiz, Inc.(b)(c)	1,196,458

	Total Common Stocks (Cost $234,705,530)	267,427,062

Number of Shares		Value
	Money Market Fund—0.0%
26,456	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(d) (Cost $26,456)	$26,456

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $234,731,986)—100.0%	267,453,518

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—4.8%
12,783,863	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(d)(e) (Cost $12,783,863)	12,783,863

	Total Investments in Securities (Cost $247,515,849)—104.8%	280,237,381
	Other assets less liabilities—(4.8)%	(12,886,528)

	Net Assets—100.0%	$267,350,853

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco DWA Tactical Multi-Asset Income ETF (DWIN)

April 30, 2018

(Unaudited)

Portfolio Composition
Market Segment Breakdown (% of the Fund’s Net Assets)* as of April 30, 2018
Preferreds	21.0
Real Estate	20.7
International Bond	39.2
Domestic Fixed Income	19.0
Money Market Funds Plus Other Assets Less Liabilities	0.1

*	Reflects exposure achieved through investments in underlying funds.

Schedule of Investments

Number of Shares		Value
	Exchange-Traded Funds—99.9%(a)
504,334	Invesco Emerging Markets Sovereign Debt ETF	$13,854,055
613,874	Invesco Global Short Term High Yield Bond ETF	14,542,675
476,634	Invesco KBW Premium Yield Equity REIT ETF(b)	15,037,803
1,058,800	Invesco Preferred ETF	15,225,544
464,169	Invesco Taxable Municipal Bond ETF	13,767,252

	Total Exchange-Traded Funds (Cost $77,019,761)	72,427,329

	Money Market Fund—0.1%
78,923	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(c) (Cost $78,923)	78,923

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $77,098,684)—100.0%	72,506,252

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.5%
323,300	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(c)(d) (Cost $323,300)	323,300

	Total Investments in Securities (Cost $77,421,984)—100.5%	72,829,552
	Other assets less liabilities—(0.5)%	(337,006)

	Net Assets—100.0%	$72,492,546

Investment Abbreviations:

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. See Note 4.
(b)	All or a portion of this security was out on loan at April 30, 2018.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco DWA Tactical Sector Rotation ETF (DWTR)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets)* as of April 30, 2018
Industrials	29.6
Information Technology	26.2
Financials	23.7
Consumer Discretionary	20.4
Money Market Funds Plus Other Assets Less Liabilities	0.1

*	Reflects exposure achieved through investments in underlying funds.

Schedule of Investments

Number of Shares		Value
	Exchange-Traded Funds—99.9%(a)
258,036	Invesco DWA Consumer Cyclicals Momentum ETF(b)	$13,048,881
427,091	Invesco DWA Financial Momentum ETF	15,174,543
327,760	Invesco DWA Industrials Momentum ETF	19,006,802
297,314	Invesco DWA Technology Momentum ETF	16,813,107

	Total Exchange-Traded Funds (Cost $54,129,649)	64,043,333

	Money Market Fund—0.1%
52,122	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(c) (Cost $52,122)	52,122

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $54,181,771)—100.0%	64,095,455

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.8%
483,600	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(c)(d) (Cost $483,600)	483,600

	Total Investments in Securities (Cost $54,665,371)—100.8%	64,579,055
	Other assets less liabilities—(0.8)%	(490,562)

	Net Assets—100.0%	$64,088,493

Investment Abbreviations:

ETF—Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. See Note 4.
(b)	All or a portion of this security was out on loan at April 30, 2018.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)

April 30, 2018

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Specialty Retail	26.6
Hotels, Restaurants & Leisure	15.6
Household Durables	14.1
Auto Components	10.8
Textiles, Apparel & Luxury Goods	10.6
Media	5.4
Internet & Direct Marketing Retail	3.9
Diversified Consumer Services	3.8
Multi-line Retail	3.7
Leisure Products	3.6
Automobiles	1.0
Distributors	0.9
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Auto Components—10.8%
62,396	American Axle & Manufacturing Holdings, Inc.(b)	$957,155
10,157	Cooper-Standard Holdings, Inc.(b)	1,257,437
18,820	Dorman Products, Inc.(b)	1,209,373
23,692	Fox Factory Holding Corp.(b)	787,759
23,107	Gentherm, Inc.(b)	781,017
15,745	LCI Industries	1,500,498
12,016	Motorcar Parts of America, Inc.(b)	228,785
12,824	Standard Motor Products, Inc.	581,568
14,592	Superior Industries International, Inc.	191,885

		7,495,477

	Automobiles—1.0%
18,147	Winnebago Industries, Inc.	687,771

	Distributors—0.9%
29,071	Core-Mark Holding Co., Inc.	599,153

	Diversified Consumer Services—3.8%
10,326	American Public Education, Inc.(b)	416,138
7,353	Capella Education Co.	674,638
41,364	Career Education Corp.(b)	536,491
22,062	Regis Corp.(b)	344,608
6,679	Strayer Education, Inc.	701,763

		2,673,638

	Hotels, Restaurants & Leisure—15.6%
52,894	Belmond Ltd., Class A (United Kingdom)(b)	565,966
11,237	BJ’s Restaurants, Inc.	627,586

Number of Shares		Value
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
10,655	Chuy’s Holdings, Inc.(b)	$304,733
25,635	Dave & Buster’s Entertainment, Inc.(b)	1,089,231
11,338	Dine Brands Global, Inc.	899,557
13,635	El Pollo Loco Holdings, Inc.(b)	136,350
17,049	Fiesta Restaurant Group, Inc.(b)	358,029
14,878	Marriott Vacations Worldwide Corp.	1,824,192
7,160	Monarch Casino & Resort, Inc.(b)	305,446
53,132	Penn National Gaming, Inc.(b)	1,610,431
8,163	Red Robin Gourmet Burgers, Inc.(b)	508,963
18,325	Ruth’s Hospitality Group, Inc.	492,026
11,941	Shake Shack, Inc., Class A(b)(c)	568,511
24,227	Sonic Corp.(c)	627,721
18,329	Wingstop, Inc.	895,555

		10,814,297

	Household Durables—14.1%
5,351	Cavco Industries, Inc.(b)	911,543
15,924	Ethan Allen Interiors, Inc.	351,124
13,248	Installed Building Products, Inc.(b)	764,410
17,604	iRobot Corp.(b)(c)	1,027,369
29,651	La-Z-Boy, Inc.	853,949
11,255	LGI Homes, Inc.(b)(c)	778,846
17,557	M/I Homes, Inc.(b)	535,137
28,284	MDC Holdings, Inc.	820,519
23,882	Meritage Homes Corp.(b)	1,062,749
22,390	TopBuild Corp.(b)	1,784,483
9,012	Universal Electronics, Inc.(b)	417,256
18,133	William Lyon Homes, Class A(b)	487,052

		9,794,437

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Internet & Direct Marketing Retail—3.9%
10,586	FTD Cos., Inc.(b)	$68,174
19,030	Nutrisystem, Inc.	551,870
12,978	PetMed Express, Inc.	434,244
20,484	Shutterfly, Inc.(b)	1,657,565

		2,711,853

	Leisure Products—3.6%
59,614	Callaway Golf Co.	1,028,938
19,344	Nautilus, Inc.(b)	281,455
10,979	Sturm Ruger & Co., Inc.(c)	606,590
36,112	Vista Outdoor, Inc.(b)	604,876

		2,521,859

	Media—5.4%
34,629	E.W. Scripps Co. (The), Class A	385,421
71,074	Gannett Co., Inc.	687,285
12,122	Marcus Corp. (The)	361,236
37,317	New Media Investment Group, Inc.	618,716
17,381	Scholastic Corp.	719,573
25,190	World Wrestling Entertainment, Inc., Class A	1,002,310

		3,774,541

	Multi-line Retail—3.7%
22,637	Fred’s, Inc., Class A(c)	54,216
196,547	J.C. Penney Co., Inc.(b)(c)	571,952
31,073	Ollie’s Bargain Outlet Holdings, Inc.(b)	1,932,740

		2,558,908

	Specialty Retail—26.6%
42,847	Abercrombie & Fitch Co., Class A	1,097,740
11,681	Asbury Automotive Group, Inc.(b)	783,211
107,442	Ascena Retail Group, Inc.(b)	238,521
23,643	Barnes & Noble Education, Inc.(b)	169,993
35,765	Barnes & Noble, Inc.	198,496
12,596	Big 5 Sporting Goods Corp.(c)	105,807
17,845	Buckle, Inc. (The)(c)	411,327
27,075	Caleres, Inc.	886,165
14,663	Cato Corp. (The), Class A	237,687
80,512	Chico’s FAS, Inc.	799,484
10,374	Children’s Place, Inc. (The)	1,323,204
45,524	DSW, Inc., Class A	1,015,185
49,642	Express, Inc.(b)	389,193
25,404	Finish Line, Inc. (The), Class A	344,732
22,792	Francesca’s Holdings Corp.(b)	112,821
12,544	Genesco, Inc.(b)	536,256
12,383	Group 1 Automotive, Inc.	809,229
37,317	Guess?, Inc.	869,113
12,238	Haverty Furniture Cos., Inc.	222,120
12,025	Hibbett Sports, Inc.(b)	327,080
10,076	Kirkland’s, Inc.(b)	106,705
15,133	Lithia Motors, Inc., Class A	1,450,649
17,947	Lumber Liquidators Holdings, Inc.(b)(c)	431,984
13,906	MarineMax, Inc.(b)	300,370
20,659	Monro, Inc.	1,155,871
33,649	Rent-A-Center, Inc.(c)	340,191
11,948	RH(b)(c)	1,140,437
7,155	Shoe Carnival, Inc.	174,367
24,245	Sleep Number Corp.(b)	687,103
15,121	Sonic Automotive, Inc., Class A	299,396

Number of Shares		Value
	Common Stocks (continued)
	Specialty Retail (continued)
31,021	Tailored Brands, Inc.	$978,713
21,686	Tile Shop Holdings, Inc.	148,549
15,247	Vitamin Shoppe, Inc.(b)(c)	75,473
11,453	Zumiez, Inc.(b)	268,000

		18,435,172

	Textiles, Apparel & Luxury Goods—10.6%
43,361	Crocs, Inc.(b)	685,104
27,273	Fossil Group, Inc.(b)(c)	407,731
26,281	G-III Apparel Group Ltd.(b)	958,994
9,754	Movado Group, Inc.	384,795
10,604	Oxford Industries, Inc.	816,932
7,896	Perry Ellis International, Inc.(b)	204,901
33,327	Steven Madden Ltd.	1,608,028
10,720	Unifi, Inc.(b)	317,419
11,847	Vera Bradley, Inc.(b)	134,819
60,482	Wolverine World Wide, Inc.	1,812,041

		7,330,764

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $63,357,685)—100.0%	69,397,870

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—9.0%
6,286,751	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(d)(e) (Cost $6,286,751)	6,286,751

	Total Investments in Securities (Cost $69,644,436)—109.0%	75,684,621
	Other assets less liabilities—(9.0)%	(6,279,441)

	Net Assets—100.0%	$69,405,180

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P SmallCap Consumer Staples ETF (PSCC)

April 30, 2018

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Food Products	44.6
Household Products	15.3
Personal Products	13.6
Food & Staples Retailing	13.2
Beverages	9.3
Tobacco	4.0
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Beverages—9.3%
10,615	Coca-Cola Bottling Co. Consolidated	$1,787,460
25,560	MGP Ingredients, Inc.	2,448,392

		4,235,852

	Food & Staples Retailing—13.2%
54,412	Andersons, Inc. (The)	1,776,552
107,562	SpartanNash Co.	1,955,477
131,283	Supervalu, Inc.(b)(c)	2,298,765

		6,030,794

	Food Products—44.6%
76,700	B&G Foods, Inc.(b)	1,744,925
22,661	Calavo Growers, Inc.	2,123,336
45,220	Cal-Maine Foods, Inc.(c)	2,202,214
331,303	Darling Ingredients, Inc.(c)	5,678,533
219,142	Dean Foods Co.	1,886,813
30,055	J & J Snack Foods Corp.	4,129,858
33,955	John B. Sanfilippo & Son, Inc.	1,931,700
27,017	Seneca Foods Corp., Class A(c)	744,318

		20,441,697

	Household Products—15.3%
20,790	Central Garden & Pet Co.(c)	779,417
70,447	Central Garden & Pet Co., Class A(c)	2,500,869
28,107	WD-40 Co.	3,707,313

		6,987,599

	Personal Products—13.6%
722,534	Avon Products, Inc. (United Kingdom)(c)	1,828,011
42,430	Inter Parfums, Inc.	2,172,416
22,417	Medifast, Inc.	2,250,218

		6,250,645

Number of Shares		Value
	Common Stocks (continued)
	Tobacco—4.0%
39,294	Universal Corp.	$1,848,783

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $46,096,400)—100.0%	45,795,370

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.1%
1,401,755	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(d)(e) (Cost $1,401,755)	1,401,755

	Total Investments in Securities (Cost $47,498,155)—103.1%	47,197,125
	Other assets less liabilities—(3.1)%	(1,401,962)

	Net Assets—100.0%	$45,795,163

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at April 30, 2018.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P SmallCap Energy ETF (PSCE)

April 30, 2018

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Energy Equipment & Services	58.8
Oil, Gas & Consumable Fuels	41.2
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Energy Equipment & Services—58.8%
254,502	Archrock, Inc.	$2,748,622
63,673	Bristow Group, Inc.	1,021,952
126,040	C&j Energy Services, Inc.(b)	3,763,554
43,474	CARBO Ceramics, Inc.(b)(c)	384,310
39,965	Era Group, Inc.(b)	421,631
63,010	Exterran Corp.(b)	1,845,563
26,827	Geospace Technologies Corp.(b)	282,756
26,816	Gulf Island Fabrication, Inc.	268,160
275,316	Helix Energy Solutions Group, Inc.(b)	2,125,439
53,041	Matrix Service Co.(b)	816,831
546,636	McDermott International, Inc.(b)	3,607,798
176,465	Newpark Resources, Inc.(b)	1,852,882
488,101	Noble Corp. PLC(b)	2,279,432
86,354	Oil States International, Inc.(b)	3,104,426
153,872	Pioneer Energy Services Corp.(b)	530,858
114,972	Propetro Holding Corp.(b)	2,103,988
33,206	SEACOR Holdings, Inc.(b)	1,821,017
248,283	TETRA Technologies, Inc.(b)	975,752
104,954	Unit Corp.(b)	2,380,357
155,015	US Silica Holdings, Inc.(c)	4,667,502

		37,002,830

	Oil, Gas & Consumable Fuels—41.2%
153,031	Carrizo Oil & Gas, Inc.(b)	3,071,332
148,452	Cloud Peak Energy, Inc.(b)	473,562
49,925	Consol Energy, Inc.(b)	1,570,141
794,958	Denbury Resources, Inc.(b)	2,615,412
76,331	Green Plains, Inc.	1,419,756
196,088	Highpoint Resources Corp.(b)	1,354,968
49,826	Par Pacific Holdings, Inc.(b)	840,565
126,802	PDC Energy, Inc.(b)	6,788,979
11,433	REX American Resources Corp.(b)	854,960
107,497	Ring Energy, Inc.(b)	1,797,350
465,368	SRC Energy, Inc.(b)	5,137,663

		25,924,688

	Total Common Stocks (Cost $61,716,764)	62,927,518

Number of Shares		Value
	Money Market Fund—0.1%
33,283	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(d) (Cost $33,283)	$33,283

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $61,750,047)—100.1%	62,960,801

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—5.9%
3,737,570	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(d)(e) (Cost $3,737,570)	3,737,570

	Total Investments in Securities (Cost $65,487,617)—106.0%	66,698,371
	Other assets less liabilities—(6.0)%	(3,787,193)

	Net Assets—100.0%	$62,911,178

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P SmallCap Financials ETF (PSCF)

April 30, 2018

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Banks	36.5
Equity REITs	23.3
Insurance	15.0
Thrifts & Mortgage Finance	7.1
Consumer Finance	6.8
Capital Markets	5.8
Mortgage REITs	4.2
Real Estate Management & Development	1.3
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Banks—36.5%
49,508	Ameris Bancorp	$2,559,564
55,127	Banc of California, Inc.	1,058,438
42,238	Banner Corp.	2,424,461
109,090	Boston Private Financial Holdings, Inc.	1,750,894
99,462	Brookline Bancorp, Inc.	1,651,069
38,673	Central Pacific Financial Corp.	1,124,611
20,078	City Holding Co.	1,437,183
94,558	Columbia Banking System, Inc.	3,802,177
65,762	Community Bank System, Inc.	3,699,112
38,191	Customers Bancorp, Inc.(b)	1,100,665
132,632	CVB Financial Corp.	2,937,799
28,487	Fidelity Southern Corp.	647,509
235,123	First BanCorp/Puerto Rico(b)	1,697,588
126,256	First Commonwealth Financial Corp.	1,911,516
126,347	First Financial Bancorp	3,910,440
87,484	First Financial Bankshares, Inc.	4,334,832
133,356	First Midwest Bancorp, Inc.	3,241,884
102,759	Glacier Bancorp, Inc.	3,805,166
76,168	Great Western Bancorp, Inc.	3,133,552
31,780	Green Bancorp, Inc.(b)	716,639
42,014	Hanmi Financial Corp.	1,159,586
166,647	Hope Bancorp, Inc.	2,881,327
35,610	Independent Bank Corp./MA	2,574,603
54,913	LegacyTexas Financial Group, Inc.	2,255,277
34,926	National Bank Holdings Corp., Class A	1,228,697
56,436	NBT Bancorp, Inc.	2,062,171
56,895	OFG Bancorp	768,082
173,238	Old National Bancorp	2,979,694
22,318	Opus Bank	629,368
50,263	Pacific Premier Bancorp, Inc.(b)	1,997,954
45,275	S&T Bancorp, Inc.	1,932,337
60,740	Seacoast Banking Corp. of Florida(b)	1,678,246
58,413	ServisFirst Bancshares, Inc.	2,451,009

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Banks (continued)
101,464	Simmons First National Corp., Class A	$3,064,213
35,796	Southside Bancshares, Inc.	1,246,775
15,998	Tompkins Financial Corp.	1,243,045
95,249	United Community Banks, Inc.	3,041,301
34,395	Westamerica Bancorporation	1,919,585

		82,058,369

	Capital Markets—5.8%
43,816	Donnelley Financial Solutions, Inc.(b)	806,215
81,640	Financial Engines, Inc.	3,645,226
32,873	Greenhill & Co., Inc.	667,322
20,250	INTL FCStone, Inc.(b)	907,605
42,827	Investment Technology Group, Inc.	865,962
18,498	Piper Jaffray Cos.	1,295,785
9,284	Virtus Investment Partners, Inc.	1,070,909
107,637	Waddell & Reed Financial, Inc., Class A	2,178,573
150,520	WisdomTree Investments, Inc.	1,590,996

		13,028,593

	Consumer Finance—6.8%
30,734	Encore Capital Group, Inc.(b)	1,370,736
43,561	Enova International, Inc.(b)	1,276,337
66,665	EZCORP, Inc., Class A(b)	913,311
60,271	Firstcash, Inc.	5,225,496
59,754	Green Dot Corp., Class A(b)	3,633,641
58,474	PRA Group, Inc.(b)	2,081,674
7,877	World Acceptance Corp.(b)	807,393

		15,308,588

	Equity REITs—23.3%
108,405	Acadia Realty Trust REIT	2,558,358
40,124	Agree Realty Corp. REIT	1,961,261
53,675	American Assets Trust, Inc. REIT	1,801,870

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P SmallCap Financials ETF (PSCF) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Equity REITs (continued)
58,387	Armada Hoffler Properties, Inc. REIT	$792,312
98,570	CareTrust REIT, Inc. REIT	1,302,110
223,508	CBL & Associates Properties, Inc. REIT(c)	934,263
102,017	Cedar Realty Trust, Inc. REIT	396,846
59,382	Chatham Lodging Trust REIT	1,131,227
77,801	Chesapeake Lodging Trust REIT	2,298,242
22,359	Community Healthcare Trust, Inc. REIT	570,154
259,619	DiamondRock Hospitality Co. REIT	2,868,790
58,216	Easterly Government Properties, Inc. REIT	1,199,832
44,974	EastGroup Properties, Inc. REIT	4,037,766
79,223	Four Corners Property Trust, Inc. REIT	1,795,193
138,823	Franklin Street Properties Corp. REIT	1,080,043
42,670	Getty Realty Corp. REIT	1,068,884
87,175	Global NET Lease, Inc. REIT	1,622,327
128,356	Government Properties Income Trust REIT	1,603,166
48,464	Hersha Hospitality Trust REIT	910,154
109,993	Independence Realty Trust, Inc. REIT	1,033,934
108,222	Kite Realty Group Trust REIT	1,593,028
280,361	Lexington Realty Trust REIT	2,254,102
51,304	LTC Properties, Inc. REIT	1,854,640
65,100	National Storage Affiliates Trust REIT	1,713,432
91,105	Pennsylvania Real Estate Investment Trust REIT(c)	881,896
25,758	PS Business Parks, Inc. REIT	2,969,382
102,762	Ramco-Gershenson Properties Trust REIT	1,228,006
145,541	Retail Opportunity Investments Corp. REIT	2,503,305
15,665	Saul Centers, Inc. REIT	749,570
134,940	Summit Hotel Properties, Inc. REIT	1,953,931
16,359	Universal Health Realty Income Trust REIT	980,395
38,608	Urstadt Biddle Properties, Inc., Class A REIT	767,141
240,495	Washington Prime Group, Inc. REIT	1,556,003
50,778	Whitestone REIT	550,941

		52,522,504

	Insurance—15.0%
116,360	American Equity Investment Life Holding Co.	3,514,072
24,916	AMERISAFE, Inc.	1,477,519
21,215	eHealth, Inc.(b)	399,691
42,342	Employers Holdings, Inc.	1,731,788
10,258	HCI Group, Inc.	429,708
52,795	Horace Mann Educators Corp.	2,359,937
14,157	Infinity Property & Casualty Corp.	1,868,724
32,295	James River Group Holdings Ltd.	1,172,954
88,119	Maiden Holdings Ltd.	674,110
29,056	Navigators Group, Inc. (The)	1,641,664
69,128	ProAssurance Corp.	3,269,754
50,399	RLI Corp.	3,189,249
19,703	Safety Insurance Group, Inc.	1,576,240
76,017	Selective Insurance Group, Inc.	4,500,206
30,737	Stewart Information Services Corp.	1,282,040
108,306	Third Point Reinsurance Ltd. (Bermuda)(b)	1,440,470
27,414	United Fire Group, Inc.	1,378,650
26,568	United Insurance Holdings Corp.	501,072
41,975	Universal Insurance Holdings, Inc.	1,362,089

		33,769,937

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Mortgage REITs—4.2%
142,512	Apollo Commercial Real Estate Finance, Inc. REIT	$2,568,066
54,204	ARMOUR Residential REIT, Inc. REIT	1,226,637
121,110	Capstead Mortgage Corp. REIT	1,065,768
144,450	Invesco Mortgage Capital, Inc. REIT(d)	2,344,423
144,881	New York Mortgage Trust, Inc. REIT(c)	877,979
78,541	PennyMac Mortgage Investment Trust REIT	1,381,536

		9,464,409

	Real Estate Management & Development—1.3%
47,630	HFF, Inc., Class A	1,673,718
22,911	RE/MAX Holdings, Inc., Class A	1,240,631

		2,914,349

	Thrifts & Mortgage Finance—7.1%
71,203	BofI Holding, Inc.(b)(c)	2,868,057
39,724	Dime Community Bancshares, Inc.	784,549
34,815	HomeStreet, Inc.(b)	887,782
11,763	Meta Financial Group, Inc.	1,307,457
74,759	NMI Holdings, Inc., Class A(b)	1,035,412
60,337	Northfield Bancorp, Inc.	955,738
132,854	Northwest Bancshares, Inc.	2,205,376
50,973	Oritani Financial Corp.	779,887
78,748	Provident Financial Services, Inc.	2,056,898
124,743	TrustCo Bank Corp. NY	1,066,553
36,279	Walker & Dunlop, Inc.	2,071,894

		16,019,603

	Total Common Stocks & Other Equity Interests (Cost $202,236,016)	225,086,352

	Money Market Fund—0.1%
146,174	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(e) (Cost $146,174)	146,174

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $202,382,190)—100.1%	225,232,526

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.4%
5,494,850	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(e)(f) (Cost $5,494,850)	5,494,850

	Total Investments in Securities (Cost $207,877,040)—102.5%	230,727,376
	Other assets less liabilities—(2.5)%	(5,605,070)

	Net Assets—100.0%	$225,122,306

Investment Abbreviations:

REIT—Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap Financials ETF (PSCF) (continued)

April 30, 2018

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2018.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. See Note 4.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap Health Care ETF (PSCH)

April 30, 2018

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Health Care Equipment & Supplies	33.7
Health Care Providers & Services	30.0
Biotechnology	16.9
Pharmaceuticals	11.4
Health Care Technology	5.3
Life Sciences Tools & Services	2.6
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Biotechnology—16.9%
216,620	Acorda Therapeutics, Inc.(b)	$5,003,922
157,404	AMAG Pharmaceuticals, Inc.(b)	3,234,652
233,873	Cytokinetics, Inc.(b)	1,941,146
38,582	Eagle Pharmaceuticals, Inc.(b)(c)	2,006,650
161,968	Emergent Biosolutions, Inc.(b)	8,399,661
66,321	Enanta Pharmaceuticals, Inc.(b)	6,171,169
97,449	Ligand Pharmaceuticals, Inc.(b)	15,089,978
471,673	MiMedx Group, Inc.(b)(c)	3,872,435
354,880	Momenta Pharmaceuticals, Inc.(b)	7,381,504
322,525	Myriad Genetics, Inc.(b)	9,124,232
324,463	Progenics Pharmaceuticals, Inc.(b)	2,112,254
173,088	Repligen Corp.(b)	6,404,256
418,313	Spectrum Pharmaceuticals, Inc.(b)	6,659,543

		77,401,402

	Health Care Equipment & Supplies—33.7%
104,799	Abaxis, Inc.	6,976,469
57,651	Analogic Corp.	4,790,798
169,666	AngioDynamics, Inc.(b)	3,288,127
67,847	Anika Therapeutics, Inc.(b)	2,985,947
114,961	CONMED Corp.	7,475,914
153,471	CryoLife, Inc.(b)	3,445,424
63,976	Cutera, Inc.(b)	3,208,396
246,789	Haemonetics Corp.(b)	19,259,414
30,102	Heska Corp.(b)	2,456,925
79,867	Inogen, Inc.(b)	11,227,703
131,097	Integer Holdings Corp.(b)	7,197,225
293,509	Integra LifeSciences Holdings Corp.(b)	18,088,960
151,589	Invacare Corp.	2,758,920
138,103	Lantheus Holdings, Inc.(b)	2,458,233
70,270	LeMaitre Vascular, Inc.	2,209,992
195,351	Meridian Bioscience, Inc.	2,852,125
232,098	Merit Medical Systems, Inc.(b)	11,256,753
153,112	Natus Medical, Inc.(b)	5,060,352
237,901	Neogen Corp.(b)	16,212,953
281,507	OraSure Technologies, Inc.(b)	4,991,119

Number of Shares		Value
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
83,904	Orthofix International NV(b)	$5,119,822
60,938	SurModics, Inc.(b)	2,276,034
68,146	Tactile Systems Technology, Inc.(b)	2,372,162
174,253	Varex Imaging Corp.(b)	6,271,365

		154,241,132

	Health Care Providers & Services—30.0%
142,047	Aceto Corp.	357,958
131,816	Amedisys, Inc.(b)	8,711,719
220,056	AMN Healthcare Services, Inc.(b)	14,710,744
142,698	BioTelemetry, Inc.(b)	5,451,064
74,623	Chemed Corp.	23,000,301
529,275	Community Health Systems, Inc.(b)(c)	2,000,660
44,462	CorVel Corp.(b)	2,180,861
168,221	Cross Country Healthcare, Inc.(b)	2,116,220
222,303	Diplomat Pharmacy, Inc.(b)	4,843,982
223,459	Ensign Group, Inc. (The)	6,227,802
238,129	HealthEquity, Inc.(b)	15,637,931
422,089	Kindred Healthcare, Inc.(b)	3,756,592
127,729	LHC Group, Inc.(b)	9,505,592
112,313	Magellan Health, Inc.(b)	9,417,445
284,044	Owens & Minor, Inc.	4,615,715
51,608	Providence Service Corp. (The)(b)	3,916,015
131,097	Quorum Health Corp.(b)	924,234
494,332	Select Medical Holdings Corp.(b)	8,922,693
157,985	Tivity Health, Inc.(b)	5,679,561
58,090	U.S. Physical Therapy, Inc.	5,300,713

		137,277,802

	Health Care Technology—5.3%
51,461	Computer Programs & Systems, Inc.(c)	1,536,111
118,348	HealthStream, Inc.	2,744,490
382,735	HMS Holdings Corp.(b)	6,893,057
179,071	Omnicell, Inc.(b)	7,717,960
217,699	Quality Systems, Inc.(b)	2,923,698
60,301	Tabula Rasa Healthcare, Inc.(b)	2,471,738

		24,287,054

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap Health Care ETF (PSCH) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Life Sciences Tools & Services—2.6%
151,667	Cambrex Corp.(b)	$8,030,768
189,475	Luminex Corp.	4,045,291

		12,076,059

	Pharmaceuticals—11.4%
163,459	Amphastar Pharmaceuticals, Inc.(b)	3,120,432
41,376	ANI Pharmaceuticals, Inc.(b)	2,455,666
440,075	Corcept Therapeutics, Inc.(b)	7,340,451
292,738	Depomed, Inc.(b)	1,838,395
341,385	Impax Laboratories, Inc.(b)	6,418,038
319,704	Innoviva, Inc.(b)	4,635,708
139,788	Lannett Co., Inc.(b)(c)	2,180,693
297,771	Medicines Co. (The)(b)(c)	8,959,929
90,457	Phibro Animal Health Corp., Class A	3,826,331
237,967	Supernus Pharmaceuticals, Inc.(b)	11,160,652

		51,936,295

	Total Common Stocks (Cost $409,983,377)	457,219,744

	Money Market Fund—0.1%
242,415	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(d) (Cost $242,415)	242,415

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $410,225,792)—100.0%	457,462,159

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.0%
13,596,557	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(d)(e) (Cost $13,596,557)	13,596,557

	Total Investments in Securities (Cost $423,822,349)—103.0%	471,058,716
	Other assets less liabilities—(3.0)%	(13,665,182)

	Net Assets—100.0%	$457,393,534

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap Industrials ETF (PSCI)

April 30, 2018

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Machinery	29.2
Professional Services	14.2
Commercial Services & Supplies	13.0
Building Products	11.1
Aerospace & Defense	10.2
Airlines	4.9
Air Freight & Logistics	3.8
Trading Companies & Distributors	3.6
Electrical Equipment	3.2
Road & Rail	2.9
Construction & Engineering	2.1
Industrial Conglomerates	0.9
Marine	0.9
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace & Defense—10.2%
23,346	AAR Corp.	$1,010,882
54,039	Aerojet Rocketdyne Holdings, Inc.(b)	1,509,850
15,356	Aerovironment, Inc.(b)	836,902
38,161	Axon Enterprise, Inc.(b)	1,601,999
18,103	Cubic Corp.	1,117,860
12,758	Engility Holdings, Inc.(b)	324,308
34,721	Mercury Systems, Inc.(b)	1,113,850
23,325	Moog, Inc., Class A(b)	1,911,950
3,625	National Presto Industries, Inc.(c)	347,094
35,904	Triumph Group, Inc.	849,129

		10,623,824

	Air Freight & Logistics—3.8%
18,385	Atlas Air Worldwide Holdings, Inc.(b)	1,165,609
19,042	Echo Global Logistics, Inc.(b)	519,847
21,385	Forward Air Corp.	1,154,576
24,372	Hub Group, Inc., Class A(b)	1,071,149

		3,911,181

	Airlines—4.9%
9,019	Allegiant Travel Co.	1,445,295
36,917	Hawaiian Holdings, Inc.	1,520,981
37,286	SkyWest, Inc.	2,121,573

		5,087,849

Number of Shares		Value
	Common Stocks (continued)
	Building Products—11.1%
29,183	AAON, Inc.	$992,222
10,248	American Woodmark Corp.(b)	842,386
20,540	Apogee Enterprises, Inc.	844,400
22,949	Gibraltar Industries, Inc.(b)	806,657
21,958	Griffon Corp.	436,964
13,075	Insteel Industries, Inc.	392,642
17,490	Patrick Industries, Inc.(b)	995,181
35,896	PGT Innovations, Inc.(b)	626,385
25,349	Quanex Building Products Corp.	434,735
29,907	Simpson Manufacturing Co., Inc.	1,635,315
21,194	Trex Co., Inc.(b)	2,201,633
44,040	Universal Forest Products, Inc.	1,403,995

		11,612,515

	Commercial Services & Supplies—13.0%
47,261	ABM Industries, Inc.	1,471,235
34,676	Brady Corp., Class A	1,262,206
27,255	Essendant, Inc.	202,777
42,891	Interface, Inc.	943,602
25,220	LSC Communications, Inc.	440,845
23,341	Matthews International Corp., Class A	1,147,210
31,921	Mobile Mini, Inc.	1,340,682
10,047	Multi-Color Corp.	652,553
50,604	RR Donnelley & Sons Co.	427,604
21,622	Team, Inc.(b)(c)	366,493
40,214	Tetra Tech, Inc.	1,946,358

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap Industrials ETF (PSCI) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Commercial Services & Supplies (continued)
11,140	UniFirst Corp.	$1,789,084
15,812	US Ecology, Inc.	842,780
14,762	Viad Corp.	749,171

		13,582,600

	Construction & Engineering—2.1%
23,589	Aegion Corp.(b)	535,235
26,871	Comfort Systems USA, Inc.	1,133,956
11,899	MYR Group, Inc.(b)	356,970
20,383	Orion Group Holdings, Inc.(b)	123,521

		2,149,682

	Electrical Equipment—3.2%
18,765	AZZ, Inc.	835,981
15,061	Encore Wire Corp.	792,962
36,591	General Cable Corp.	1,084,923
6,291	Powell Industries, Inc.	189,044
11,762	Vicor Corp.(b)	421,668

		3,324,578

	Industrial Conglomerates—0.9%
25,845	Raven Industries, Inc.	945,927

	Machinery—29.2%
43,375	Actuant Corp., Class A	1,021,481
6,904	Alamo Group, Inc.	755,781
20,860	Albany International Corp., Class A	1,233,869
13,842	Astec Industries, Inc.	769,062
35,268	Barnes Group, Inc.	1,958,432
31,018	Briggs & Stratton Corp.	559,255
22,244	Chart Industries, Inc.(b)	1,262,125
11,875	CIRCOR International, Inc.	503,144
15,608	EnPro Industries, Inc.	1,172,941
18,681	ESCO Technologies, Inc.	1,043,334
43,369	Federal Signal Corp.	939,373
27,975	Franklin Electric Co., Inc.	1,146,975
20,413	Greenbrier Cos., Inc. (The)(c)	895,110
58,154	Harsco Corp.(b)	1,189,249
45,386	Hillenbrand, Inc.	2,103,641
22,746	John Bean Technologies Corp.	2,450,881
7,684	Lindsay Corp.	675,116
12,545	Lydall, Inc.(b)	559,507
41,608	Mueller Industries, Inc.	1,130,905
18,015	Proto Labs, Inc.(b)	2,146,487
30,924	SPX Corp.(b)	978,435
30,577	SPX FLOW, Inc.(b)	1,375,965
9,273	Standex International Corp.	899,017
12,925	Tennant Co.	956,450
35,883	Titan International, Inc.	369,595
41,670	Wabash National Corp.	835,900
19,929	Watts Water Technologies, Inc., Class A	1,484,711

		30,416,741

	Marine—0.9%
30,682	Matson, Inc.	896,835

	Professional Services—14.2%
35,345	Asgn, Inc.(b)	2,849,867
18,542	Exponent, Inc.	1,602,029
7,146	Forrester Research, Inc.	284,411

Number of Shares		Value
	Common Stocks (continued)
	Professional Services (continued)
26,929	FTI Consulting, Inc.(b)	$1,572,653
13,578	Heidrick & Struggles International, Inc.	511,212
26,579	Insperity, Inc.	2,132,965
22,009	Kelly Services, Inc., Class A	643,983
40,680	Korn/Ferry International	2,174,753
32,575	Navigant Consulting, Inc.(b)	696,779
21,318	Resources Connection, Inc.	333,627
29,700	TrueBlue, Inc.(b)	791,505
28,556	WageWorks, Inc.(b)	1,189,357

		14,783,141

	Road & Rail—2.9%
18,534	ArcBest Corp.	594,941
36,132	Heartland Express, Inc.	644,234
27,959	Marten Transport Ltd.	545,200
22,717	Roadrunner Transportation Systems, Inc.(b)	48,842
18,472	Saia, Inc.(b)	1,220,076

		3,053,293

	Trading Companies & Distributors—3.6%
27,848	Applied Industrial Technologies, Inc.	1,780,880
11,440	DXP Enterprises, Inc.(b)	415,272
20,089	Kaman Corp.	1,218,197
8,051	Veritiv Corp.(b)	306,340

		3,720,689

	Total Common Stocks (Cost $90,003,127)	104,108,855

	Money Market Fund—0.0%
40,430	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(d) (Cost $40,430)	40,430

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $90,043,557)—100.0%	104,149,285

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.5%
516,938	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(d)(e) (Cost $516,938)	516,938

	Total Investments in Securities (Cost $90,560,495)—100.5%	104,666,223
	Other assets less liabilities—(0.5)%	(519,516)

	Net Assets—100.0%	$104,146,707

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap Industrials ETF (PSCI) (continued)

April 30, 2018

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P SmallCap Information Technology ETF (PSCT)

April 30, 2018

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Electronic Equipment, Instruments & Components	25.2
Semiconductors & Semiconductor Equipment	24.1
IT Services	15.2
Software	12.7
Communications Equipment	10.4
Internet Software & Services	9.8
Technology Hardware, Storage & Peripherals	2.6
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Communications Equipment—10.4%
168,818	ADTRAN, Inc.	$2,473,184
67,983	Applied Optoelectronics, Inc.(b)(c)	2,172,737
124,197	CalAmp Corp.(c)	2,452,891
82,303	Comtech Telecommunications Corp.	2,517,649
94,230	Digi International, Inc.(c)	1,083,645
401,849	Extreme Networks, Inc.(c)	4,299,785
397,516	Finisar Corp.(c)	6,193,299
287,802	Harmonic, Inc.(c)	1,050,477
109,401	NETGEAR, Inc.(c)	6,049,875
590,684	Oclaro, Inc.(c)	4,678,217
785,336	Viavi Solutions, Inc.(c)	7,421,425

		40,393,184

	Electronic Equipment, Instruments & Components—25.2%
100,637	Anixter International, Inc.(c)	5,927,519
101,498	Badger Meter, Inc.	4,308,590
34,371	Bel Fuse, Inc., Class B	665,079
169,881	Benchmark Electronics, Inc.	4,467,870
70,246	Control4 Corp.(c)	1,463,927
114,826	CTS Corp.	3,439,039
136,441	Daktronics, Inc.	1,229,333
116,970	Electro Scientific Industries, Inc.(c)	2,105,460
48,629	ePlus, Inc.(c)	3,883,026
130,068	Fabrinet (Thailand)(c)	3,669,218
58,563	FARO Technologies, Inc.(c)	2,957,431
191,115	II-VI, Inc.(c)	7,281,482
124,933	Insight Enterprises, Inc.(c)	4,428,875
118,642	Itron, Inc.(c)	7,759,187
171,685	KEMET Corp.(c)	2,956,416
128,459	Methode Electronics, Inc.	5,125,514
61,984	MTS Systems Corp.	3,148,787
62,327	OSI Systems, Inc.(c)	3,990,175

Number of Shares		Value
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
66,313	Park Electrochemical Corp.	$1,129,310
117,087	Plexus Corp.(c)	6,421,051
63,669	Rogers Corp.(c)	6,793,482
247,518	Sanmina Corp.(c)	7,301,781
89,147	ScanSource, Inc.(c)	3,057,742
321,116	TTM Technologies, Inc.(c)	4,476,357

		97,986,651

	Internet Software & Services—9.8%
87,224	Alarm.com Holdings, Inc.(c)	3,522,105
162,843	Blucora, Inc.(c)	4,233,918
165,189	DHI Group, Inc.(c)	231,265
90,181	Liquidity Services, Inc.(c)	581,667
190,915	LivePerson, Inc.(c)	3,207,372
231,066	NIC, Inc.	3,431,330
125,722	QuinStreet, Inc.(c)	1,413,115
64,201	Shutterstock, Inc.(c)	2,705,430
60,140	SPS Commerce, Inc.(c)	4,123,800
56,797	Stamps.com, Inc.(c)	12,935,517
84,244	XO Group, Inc.(c)	1,826,410

		38,211,929

	IT Services—15.2%
85,653	CACI International, Inc., Class A(c)	12,937,886
160,008	Cardtronics PLC, Class A(c)	4,200,210
116,577	CSG Systems International, Inc.	4,988,330
209,442	EVERTEC, Inc.	3,822,316
118,847	ExlService Holdings, Inc.(c)	6,870,545
90,786	ManTech International Corp., Class A	5,364,545
121,380	Perficient, Inc.(c)	3,001,727
139,083	Sykes Enterprises, Inc.(c)	4,000,027
435,397	Travelport Worldwide Ltd.	7,462,704

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P SmallCap Information Technology ETF (PSCT) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	IT Services (continued)
49,550	Ttec Holdings, Inc.	$1,585,600
95,419	Virtusa Corp.(c)	4,593,471

		58,827,361

	Semiconductors & Semiconductor Equipment—24.1%
137,756	Advanced Energy Industries, Inc.(c)	8,203,370
111,728	Axcelis Technologies, Inc.(c)	2,458,016
245,537	Brooks Automation, Inc.	6,108,961
89,039	Cabot Microelectronics Corp.	9,033,007
77,462	CEVA, Inc.(c)	2,525,261
99,499	Cohu, Inc.	2,129,279
133,624	Diodes, Inc.(c)	3,814,965
77,824	DSP Group, Inc.(c)	929,997
252,865	FormFactor, Inc.(c)	2,901,626
212,739	Kopin Corp.(b)(c)	704,166
246,173	Kulicke & Soffa Industries, Inc. (Singapore)(c)	5,634,900
212,424	MaxLinear, Inc., Class A(c)	4,743,428
82,838	Nanometrics, Inc.(c)	2,056,039
95,787	PDF Solutions, Inc.(c)	1,068,025
241,837	Photronics, Inc.(c)	1,850,053
103,668	Power Integrations, Inc.	7,028,690
382,959	Rambus, Inc.(c)	5,169,946
110,194	Rudolph Technologies, Inc.(c)	2,793,418
230,646	Semtech Corp.(c)	9,064,388
125,548	SolarEdge Technologies, Inc.(c)	6,610,102
133,990	Ultra Clean Holdings, Inc.(c)	2,346,165
168,392	Veeco Instruments, Inc.(c)	2,601,656
171,848	Xperi Corp.	3,780,656

		93,556,114

	Software—12.7%
321,304	8x8, Inc.(c)	6,506,406
53,641	Agilysys, Inc.(c)	631,891
121,329	Bottomline Technologies (de), Inc.(c)	4,794,922
76,843	Ebix, Inc.	5,955,332
32,811	MicroStrategy, Inc., Class A(c)	4,182,090
144,891	Monotype Imaging Holdings, Inc.	3,209,336
161,718	Progress Software Corp.	5,972,246
112,773	Qualys, Inc.(c)	8,677,882
152,397	Synchronoss Technologies, Inc.(c)	1,706,846
428,111	Tivo Corp.	6,057,771
105,023	VASCO Data Security International, Inc.(c)	1,627,857

		49,322,579

	Technology Hardware, Storage & Peripherals—2.6%
141,111	Cray, Inc.(c)	3,365,498
159,290	Electronics For Imaging, Inc.(c)	4,412,333
132,409	Super Micro Computer, Inc.(c)	2,343,639

		10,121,470

	Total Common Stocks (Cost $366,686,924)	388,419,288

Number of Shares		Value
	Money Market Fund—0.0%
14,662	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(d) (Cost $14,662)	$14,662

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $366,701,586)—100.0%	388,433,950

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.7%
2,581,770	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(d)(e) (Cost $2,581,770)	2,581,770

	Total Investments in Securities (Cost $369,283,356)—100.7%	391,015,720
	Other assets less liabilities—(0.7)%	(2,625,454)

	Net Assets—100.0%	$388,390,266

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at April 30, 2018.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P SmallCap Materials ETF (PSCM)

April 30, 2018

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Chemicals	56.7
Paper & Forest Products	21.5
Metals & Mining	18.2
Construction Materials	2.3
Containers & Packaging	1.3
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Chemicals—56.7%
22,973	A. Schulman, Inc.	$985,542
23,761	Advansix, Inc.(b)	851,119
20,469	American Vanguard Corp.	441,107
25,011	Balchem Corp.	2,206,971
44,310	Flotek Industries, Inc.(b)	158,187
19,805	FutureFuel Corp.	231,718
39,447	H.B. Fuller Co.	1,951,443
7,432	Hawkins, Inc.	241,540
32,868	Ingevity Corp.(b)	2,525,248
15,256	Innophos Holdings, Inc.	631,293
19,011	Innospec, Inc.	1,382,100
16,220	Koppers Holdings, Inc.(b)	710,436
24,743	Kraton Corp.(b)	1,130,013
15,855	LSB Industries, Inc.(b)(c)	87,678
10,388	Quaker Chemical Corp.	1,526,932
40,349	Rayonier Advanced Materials, Inc.	863,469
15,439	Stepan Co.	1,085,670
19,846	Tredegar Corp.	349,290

		17,359,756

	Construction Materials—2.3%
12,221	US Concrete, Inc.(b)	714,317

	Containers & Packaging—1.3%
17,108	Myers Industries, Inc.	398,616

	Metals & Mining—18.2%
245,753	AK Steel Holding Corp.(b)(c)	1,128,006
38,966	Century Aluminum Co.(b)	680,736
9,775	Haynes International, Inc.	408,693
13,084	Kaiser Aluminum Corp.	1,289,297
15,703	Materion Corp.	796,927
7,126	Olympic Steel, Inc.	167,105
50,203	SunCoke Energy, Inc.(b)	576,833
30,557	TimkenSteel Corp.(b)	513,052

		5,560,649

Number of Shares		Value
	Common Stocks (continued)
	Paper & Forest Products—21.5%
30,085	Boise Cascade Co.	$1,251,536
12,841	Clearwater Paper Corp.(b)	303,690
68,422	KapStone Paper and Packaging Corp.	2,355,085
13,182	Neenah, Inc.	1,028,196
34,109	P.H. Glatfelter Co.	712,537
24,022	Schweitzer-Mauduit International, Inc.	937,579

		6,588,623

	Total Common Stocks (Cost $32,434,979)	30,621,961

	Money Market Fund—0.0%
10,063	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(d) (Cost $10,063)	10,063

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $32,445,042)—100.0%	30,632,024

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—4.2%
1,288,457	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(d)(e) (Cost $1,288,457)	1,288,457

	Total Investments in Securities (Cost $33,733,499)—104.2%	31,920,481
	Other assets less liabilities—(4.2)%	(1,272,302)

	Net Assets—100.0%	$30,648,179

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P SmallCap Materials ETF (PSCM) (continued)

April 30, 2018

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P SmallCap Utilities ETF (PSCU)

April 30, 2018

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Diversified Telecommunication Services	37.2
Gas Utilities	27.4
Multi-Utilities	17.3
Water Utilities	9.1
Electric Utilities	4.6
Wireless Telecommunication Services	4.1
Money Market Fund Plus Other Assets Less Liabilities	0.3

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.7%
	Diversified Telecommunication Services—37.2%
33,391	ATN International, Inc.	$1,769,723
131,469	Cincinnati Bell, Inc.(b)	1,991,755
44,650	Cogent Communications Holdings, Inc.	2,105,248
164,874	Consolidated Communications Holdings, Inc.(c)	1,863,076
244,704	Frontier Communications Corp.(c)	2,031,043
172,395	Iridium Communications, Inc.(b)(c)	2,051,501
490,791	Vonage Holdings Corp.(b)	5,487,043

		17,299,389

	Electric Utilities—4.6%
41,474	El Paso Electric Co.	2,117,248

	Gas Utilities—27.4%
36,672	Northwest Natural Gas Co.	2,247,994
73,422	South Jersey Industries, Inc.	2,268,740
114,021	Spire, Inc.	8,226,615

		12,743,349

	Multi-Utilities—17.3%
154,787	Avista Corp.	8,027,254

	Water Utilities—9.1%
38,675	American States Water Co.	2,154,971
53,284	California Water Service Group	2,064,755

		4,219,726

	Wireless Telecommunication Services—4.1%
126,907	Spok Holdings, Inc.	1,890,914

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $44,679,362)—99.7%	46,297,880

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—7.0%
3,254,982	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(d)(e) (Cost $3,254,982)	$3,254,982

	Total Investments in Securities (Cost $47,934,344)—106.7%	49,552,862
	Other assets less liabilities—(6.7)%	(3,093,406)

	Net Assets—100.0%	$46,459,456

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2018.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Statements of Assets and Liabilities

April 30, 2018

(Unaudited)

	Invesco DWA Momentum & Low Volatility Rotation ETF (DWLV)	Invesco DWA SmallCap Momentum ETF (DWAS)	Invesco DWA Tactical Multi-Asset Income ETF (DWIN)	Invesco DWA Tactical Sector Rotation ETF (DWTR)
Assets:
Unaffiliated investments in securities, at value(a)	$—	$267,427,062	$—	$—
Affiliated investments in securities, at value(a)	30,770,691	12,810,319	72,829,552	64,579,055
Receivables:
Securities lending	3,668	18,641	1,458	942
Dividends	—	17,979	91	72
Investments sold	—	—	—	—
Shares sold	—	—	—	—

Total Assets	30,774,359	280,274,001	72,831,101	64,580,069

Liabilities:
Due to custodian	—	8,688	—	—
Payables:
Collateral upon return of securities loaned	1,054,685	12,783,863	323,300	483,600
Investments purchased	—	—	—	—
Shares repurchased	—	—	—	—
Accrued unitary management fees	3,083	130,597	15,255	7,976

Total Liabilities	1,057,768	12,923,148	338,555	491,576

Net Assets	$29,716,591	$267,350,853	$72,492,546	$64,088,493

Net Assets Consist of:
Shares of beneficial interest	$28,945,870	$372,686,407	$80,199,257	$69,859,536
Undistributed net investment income (loss)	15,127	11,601	402,969	(126,152)
Undistributed net realized gain (loss)	209,309	(138,068,687)	(3,517,248)	(15,558,575)
Net unrealized appreciation (depreciation)	546,285	32,721,532	(4,592,432)	9,913,684

Net Assets	$29,716,591	$267,350,853	$72,492,546	$64,088,493

Shares outstanding (unlimited amount authorized, $0.01 par value)	950,001	5,400,000	2,900,001	2,250,001
Net asset value	$31.28	$49.51	$25.00	$28.48

Market price	$31.30	$49.60	$24.98	$28.38

Unaffiliated investments in securities, at cost	$—	$234,705,530	$—	$—

Affiliated investments in securities, at cost	$30,224,406	$12,810,319	$77,421,984	$54,665,371

(a) Includes securities on loan with an aggregate value of:	$1,022,790	$12,421,134	$312,939	$469,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	Invesco S&P SmallCap Consumer Staples ETF (PSCC)	Invesco S&P SmallCap Energy ETF (PSCE)	Invesco S&P SmallCap Financials ETF (PSCF)	Invesco S&P SmallCap Health Care ETF (PSCH)	Invesco S&P SmallCap Industrials ETF (PSCI)	Invesco S&P SmallCap Information Technology ETF (PSCT)	Invesco S&P SmallCap Materials ETF (PSCM)	Invesco S&P SmallCap Utilities ETF (PSCU)

$69,397,870	$45,795,370	$62,927,518	$222,741,929	$457,219,744	$104,108,855	$388,419,288	$30,621,961	$46,297,880
6,286,751	1,401,755	3,770,853	7,985,447	13,838,972	557,368	2,596,432	1,298,520	3,254,982

7,517	5,607	2,189	1,858	33,698	315	35,640	350	32,348
12,133	35,807	16	143,104	297	22,762	17,748	23,573	81,209
220,683	—	1,129,917	1,354,437	—	—	3,838,624	—	135,722
—	—	4,032,768	—	—	—	—	—	—

75,924,954	47,238,539	71,863,261	232,226,775	471,092,711	104,689,300	394,907,732	31,944,404	49,802,141

38,256	30,598	—	—	—	—	—	—	76,712

6,286,751	1,401,755	3,737,570	5,494,850	13,596,557	516,938	2,581,770	1,288,457	3,254,982
178,070	—	5,201,331	1,555,882	—	—	—	—	—
—	—	—	—	—	—	3,838,230	—	—
16,697	11,023	13,182	53,737	102,620	25,655	97,466	7,768	10,991

6,519,774	1,443,376	8,952,083	7,104,469	13,699,177	542,593	6,517,466	1,296,225	3,342,685

$69,405,180	$45,795,163	$62,911,178	$225,122,306	$457,393,534	$104,146,707	$388,390,266	$30,648,179	$46,459,456

$65,725,053	$49,376,563	$108,410,544	$189,331,196	$368,339,097	$87,769,081	$322,600,003	$30,868,752	$46,395,593
95,217	(84,447)	(38,368)	1,104,037	(96,077)	70,195	61,679	36,958	196,149
(2,455,275)	(3,195,923)	(46,671,752)	11,836,737	41,914,147	2,201,703	43,996,220	1,555,487	(1,750,804)
6,040,185	(301,030)	1,210,754	22,850,336	47,236,367	14,105,728	21,732,364	(1,813,018)	1,618,518

$69,405,180	$45,795,163	$62,911,178	$225,122,306	$457,393,534	$104,146,707	$388,390,266	$30,648,179	$46,459,456

1,150,000	650,000	3,900,000	4,150,000	4,000,000	1,650,000	5,100,000	600,000	900,000
$60.35	$70.45	$16.13	$54.25	$114.35	$63.12	$76.15	$51.08	$51.62

$60.44	$70.53	$16.17	$54.36	$114.69	$63.23	$76.27	$51.10	$51.70

$63,357,685	$46,096,400	$61,716,764	$199,629,518	$409,983,377	$90,003,127	$366,686,924	$32,434,979	$44,679,362

$6,286,751	$1,401,755	$3,770,853	$8,247,522	$13,838,972	$557,368	$2,596,432	$1,298,520	$3,254,982

$6,018,395	$1,400,396	$3,634,095	$5,301,287	$13,323,521	$500,468	$2,402,401	$1,183,067	$3,119,869

27

Statements of Operations

For the six months ended April 30, 2018

(Unaudited)

	Invesco DWA Momentum & Low Volatility Rotation ETF (DWLV)	Invesco DWA SmallCap Momentum ETF (DWAS)	Invesco DWA Tactical Multi-Asset Income ETF (DWIN)	Invesco DWA Tactical Sector Rotation ETF (DWTR)
Investment Income:
Unaffiliated dividend income	$—	$728,043	$(989,574)	$—
Affiliated dividend income	41,664	491	2,236,026	84,208
Non-cash dividend income	—	—	—	—
Securities lending income	11,839	112,888	47,521	13,900
Foreign withholding tax	—	—	—	—

Total Income	53,503	841,422	1,293,973	98,108

Expenses:
Unitary management fees	8,265	732,851	118,992	49,158

Less: Waivers	(2)	(72)	(27)	(23)

Net Expenses	8,263	732,779	118,965	49,135

Net Investment Income (Loss)	45,240	108,643	1,175,008	48,973

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Unaffiliated investment securities	—	(14,508,561)	(2,452,745)	—
Affiliated investment securities	—	—	(69,062)	62,328
Unaffiliated in-kind redemptions	—	25,082,161	(488,490)	—
Affiliated in-kind redemptions	282,345	—	(127,395)	2,475,264

Net realized gain (loss)	282,345	10,573,600	(3,137,692)	2,537,592

Change in net unrealized appreciation (depreciation) on:
Unaffiliated investment securities	—	(3,547,511)	2,435,124	—
Affiliated investment securities	(170,111)	—	(5,905,863)	(1,874,219)

Net change in unrealized appreciation (depreciation)	(170,111)	(3,547,511)	(3,470,739)	(1,874,219)

Net realized and unrealized gain (loss)	112,234	7,026,089	(6,608,431)	663,373

Net increase (decrease) in net assets resulting from operations	$157,474	$7,134,732	$(5,433,423)	$712,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	Invesco S&P SmallCap Consumer Staples ETF (PSCC)	Invesco S&P SmallCap Energy ETF (PSCE)	Invesco S&P SmallCap Financials ETF (PSCF)	Invesco S&P SmallCap Health Care ETF (PSCH)	Invesco S&P SmallCap Industrials ETF (PSCI)	Invesco S&P SmallCap Information Technology ETF (PSCT)	Invesco S&P SmallCap Materials ETF (PSCM)	Invesco S&P SmallCap Utilities ETF (PSCU)

$427,842	$136,101	$(1,272)	$2,982,178	$280,067	$529,895	$1,162,244	$243,417	$573,095
154	372	69	122,149	716	237	2,436	185	650
—	—	55,822	—	—	—	—	—	—
52,698	54,076	14,763	19,245	201,200	4,424	393,429	2,290	145,197
—	—	—	(676)	—	—	—	—	—

480,694	190,549	69,382	3,122,896	481,983	534,556	1,558,109	245,892	718,942

101,791	74,201	83,340	324,907	468,027	153,919	654,801	64,991	71,956

(24)	(65)	(8)	(198)	(101)	(35)	(314)	(28)	(125)

101,767	74,136	83,332	324,709	467,926	153,884	654,487	64,963	71,831

378,927	116,413	(13,950)	2,798,187	14,057	380,672	903,622	180,929	647,111

(1,263,297)	(2,629,533)	(6,077,946)	(855,243)	(1,725,041)	(114,424)	(7,304,794)	155,663	(1,945,972)
—	—	—	(13,658)	—	—	—	—	—
4,971,559	2,019,077	1,749,697	19,086,528	52,241,262	5,423,496	64,113,923	2,400,571	919,941
—	—	—	(154)	—	—	—	—	—

3,708,262	(610,456)	(4,328,249)	18,217,473	50,516,221	5,309,072	56,809,129	2,556,234	(1,026,031)

1,988,526	(400,095)	9,691,556	(18,260,623)	16,475,304	(3,497,482)	(87,801,651)	(1,799,916)	(2,896,494)
—	—	—	(262,075)	—	—	—	—	—

1,988,526	(400,095)	9,691,556	(18,522,698)	16,475,304	(3,497,482)	(87,801,651)	(1,799,916)	(2,896,494)

5,696,788	(1,010,551)	5,363,307	(305,225)	66,991,525	1,811,590	(30,992,522)	756,318	(3,922,525)

$6,075,715	$(894,138)	$5,349,357	$2,492,962	$67,005,582	$2,192,262	$(30,088,900)	$937,247	$(3,275,414)

29

Statements of Changes in Net Assets

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco DWA Momentum & Low Volatility Rotation ETF (DWLV)		Invesco DWA SmallCap Momentum ETF (DWAS)
	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017
Operations:
Net investment income	$45,240	$75,311	$108,643	$635,864
Net realized gain (loss)	282,345	(18,170)	10,573,600	23,276,016
Net change in unrealized appreciation (depreciation)	(170,111)	1,186,501	(3,547,511)	31,038,733

Net increase (decrease) in net assets resulting from operations	157,474	1,243,642	7,134,732	54,950,613

Distributions to Shareholders from:
Net investment income	(44,924)	(75,347)	(495,961)	(705,632)

Shareholder Transactions:
Proceeds from shares sold	26,590,083	—	137,553,665	222,389,150
Value of shares repurchased	(1,562,899)	(7,643,283)	(105,358,542)	(203,974,345)

Net increase (decrease) in net assets resulting from shares transactions	25,027,184	(7,643,283)	32,195,123	18,414,805

Increase (Decrease) in Net Assets	25,139,734	(6,474,988)	38,833,894	72,659,786

Net Assets:
Beginning of period	4,576,857	11,051,845	228,516,959	155,857,173

End of period	$29,716,591	$4,576,857	$267,350,853	$228,516,959

Undistributed net investment income at end of period	$15,127	$14,811	$11,601	$398,919

Changes in Shares Outstanding:
Shares sold	850,000	—	2,800,000	5,150,000
Shares repurchased	(50,000)	(300,000)	(2,150,000)	(4,800,000)
Shares outstanding, beginning of period	150,001	450,001	4,750,000	4,400,000

Shares outstanding, end of period	950,001	150,001	5,400,000	4,750,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco DWA Tactical Multi-Asset Income ETF (DWIN)		Invesco DWA Tactical Sector Rotation ETF (DWTR)		Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)		Invesco S&P SmallCap Consumer Staples ETF (PSCC)
April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017

$1,175,008	$6,642,285	$48,973	$895,986	$378,927	$809,990	$116,413	$846,131
(3,137,692)	1,155,714	2,537,592	4,305,657	3,708,262	3,044,577	(610,456)	5,376,686
(3,470,739)	(2,518,358)	(1,874,219)	9,481,303	1,988,526	10,549,959	(400,095)	3,992,825

(5,433,423)	5,279,641	712,346	14,682,946	6,075,715	14,404,526	(894,138)	10,215,642

(2,133,548)	(5,282,805)	(179,329)	(891,782)	(364,811)	(893,766)	(399,525)	(1,101,515)

—	16,651,048	16,868,858	111,684,930	11,998,812	10,583,736	3,562,824	30,925,031
(32,288,622)	(23,145,887)	(21,209,969)	(229,700,916)	(14,847,172)	(31,787,168)	(10,823,717)	(55,049,184)

(32,288,622)	(6,494,839)	(4,341,111)	(118,015,986)	(2,848,360)	(21,203,432)	(7,260,893)	(24,124,153)

(39,855,593)	(6,498,003)	(3,808,094)	(104,224,822)	2,862,544	(7,692,672)	(8,554,556)	(15,010,026)

112,348,139	118,846,142	67,896,587	172,121,409	66,542,636	74,235,308	54,349,719	69,359,745

$72,492,546	$112,348,139	$64,088,493	$67,896,587	$69,405,180	$66,542,636	$45,795,163	$54,349,719

$402,969	$1,361,509	$(126,152)	$4,204	$95,217	$81,101	$(84,447)	$198,665

—	600,000	600,000	4,550,000	200,000	200,000	50,000	450,000
(1,250,000)	(850,000)	(750,000)	(9,250,000)	(250,000)	(600,000)	(150,000)	(800,000)
4,150,001	4,400,001	2,400,001	7,100,001	1,200,000	1,600,000	750,000	1,100,000

2,900,001	4,150,001	2,250,001	2,400,001	1,150,000	1,200,000	650,000	750,000

31

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco S&P SmallCap Energy ETF (PSCE)		Invesco S&P SmallCap Financials ETF (PSCF)
	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017
Operations:
Net investment income (loss)	$(13,950)	$(29,706)	$2,798,187	$5,875,625
Net realized gain (loss)	(4,328,249)	(7,216,687)	18,217,473	31,285,447
Net change in unrealized appreciation (depreciation)	9,691,556	(3,055,667)	(18,522,698)	16,593,709

Net increase (decrease) in net assets resulting from operations	5,349,357	(10,302,060)	2,492,962	53,754,781

Distributions to Shareholders from:
Net investment income	(24,418)	(33,355)	(3,150,576)	(4,963,250)
Net realized gains	—	—	—	(967,831)
Return of capital	—	(44,284)	—	—

Total distributions to shareholders	(24,418)	(77,639)	(3,150,576)	(5,931,081)

Shareholder Transactions:
Proceeds from shares sold	25,000,108	46,799,797	32,500,499	116,031,160
Value of shares repurchased	(15,891,111)	(40,629,050)	(61,695,732)	(105,676,237)

Net increase (decrease) in net assets resulting from shares transactions	9,108,997	6,170,747	(29,195,233)	10,354,923

Increase (Decrease) in Net Assets	14,433,936	(4,208,952)	(29,852,847)	58,178,623

Net Assets:
Beginning of period	48,477,242	52,686,194	254,975,153	196,796,530

End of period	$62,911,178	$48,477,242	$225,122,306	$254,975,153

Undistributed net investment income (loss) at end of period	$(38,368)	$—	$1,104,037	$1,456,426

Changes in Shares Outstanding:
Shares sold	1,600,000	2,700,000	600,000	2,250,000
Shares repurchased	(1,100,000)	(2,450,000)	(1,150,000)	(2,050,000)
Shares outstanding, beginning of period	3,400,000	3,150,000	4,700,000	4,500,000

Shares outstanding, end of period	3,900,000	3,400,000	4,150,000	4,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P SmallCap Health Care ETF (PSCH)		Invesco S&P SmallCap Industrials ETF (PSCI)		Invesco S&P SmallCap Information Technology ETF (PSCT)		Invesco S&P SmallCap Materials ETF (PSCM)
April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017

$14,057	$(79,934)	$380,672	$825,535	$903,622	$1,398,712	$180,929	$536,372
50,516,221	13,214,608	5,309,072	4,968,423	56,809,129	94,429,501	2,556,234	7,515,745
16,475,304	47,344,189	(3,497,482)	15,266,745	(87,801,651)	60,462,587	(1,799,916)	613,006

67,005,582	60,478,863	2,192,262	21,060,703	(30,088,900)	156,290,800	937,247	8,665,123

—	(47,751)	(392,353)	(823,198)	(1,337,497)	(1,151,080)	(204,857)	(499,363)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	(47,751)	(392,353)	(823,198)	(1,337,497)	(1,151,080)	(204,857)	(499,363)

249,110,560	62,939,784	18,983,568	41,702,200	54,153,582	198,874,614	5,116,032	84,882,052
(96,439,764)	(53,239,975)	(16,051,104)	(19,531,894)	(210,332,491)	(286,466,093)	(23,611,158)	(62,051,032)

152,670,796	9,699,809	2,932,464	22,170,306	(156,178,909)	(87,591,479)	(18,495,126)	22,831,020

219,676,378	70,130,921	4,732,373	42,407,811	(187,605,306)	67,548,241	(17,762,736)	30,996,780

237,717,156	167,586,235	99,414,334	57,006,523	575,995,572	508,447,331	48,410,915	17,414,135

$457,393,534	$237,717,156	$104,146,707	$99,414,334	$388,390,266	$575,995,572	$30,648,179	$48,410,915

$(96,077)	$(110,134)	$70,195	$81,876	$61,679	$495,554	$36,958	$60,886

2,250,000	750,000	300,000	750,000	700,000	2,750,000	100,000	1,800,000
(850,000)	(650,000)	(250,000)	(350,000)	(2,700,000)	(3,950,000)	(450,000)	(1,300,000)
2,600,000	2,500,000	1,600,000	1,200,000	7,100,000	8,300,000	950,000	450,000

4,000,000	2,600,000	1,650,000	1,600,000	5,100,000	7,100,000	600,000	950,000

33

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco S&P SmallCap Utilities ETF (PSCU)
	April 30, 2018	October 31, 2017
Operations:
Net investment income	$647,111	$824,823
Net realized gain (loss)	(1,026,031)	4,532,270
Net change in unrealized appreciation (depreciation)	(2,896,494)	6,345,264

Net increase (decrease) in net assets resulting from operations	(3,275,414)	11,702,357

Distributions to Shareholders from:
Net investment income	(888,336)	(855,529)
Net realized gains	—	(1,584,459)

Total distributions to shareholders	(888,336)	(2,439,988)

Shareholder Transactions:
Proceeds from shares sold	12,849,549	33,867,163
Value of shares repurchased	(15,113,326)	(38,137,856)

Net increase (decrease) in net assets resulting from shares transactions	(2,263,777)	(4,270,693)

Increase (Decrease) in Net Assets	(6,427,527)	4,991,676

Net Assets:
Beginning of period	52,886,983	47,895,307

End of period	$46,459,456	$52,886,983

Undistributed net investment income at end of period	$196,149	$437,374

Changes in Shares Outstanding:
Shares sold	250,000	650,000
Shares repurchased	(300,000)	(750,000)
Shares outstanding, beginning of period	950,000	1,050,000

Shares outstanding, end of period	900,000	950,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights

Invesco DWA Momentum & Low Volatility Rotation ETF (DWLV)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017	For the Period July 11, 2016(a) Through October 31, 2016
Per Share Operating Performance:
Net asset value at beginning of period	$30.51		$24.56	$25.47
Net investment income(b)	0.13		0.39	0.04
Net realized and unrealized gain (loss) on investments	0.83		5.88	(0.94)
Total from investment operations	0.96		6.27	(0.90)
Distributions to shareholders from:
Net investment income	(0.19)		(0.32)	(0.01)
Net asset value at end of period	$31.28		$30.51	$24.56
Market price at end of period(c)	$31.30		$30.53	$24.57
Net Asset Value Total Return(d)	3.16%		25.73%	(3.53	)%(e)
Market Price Total Return(d)	3.15%		25.76%	(3.49	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$29,717		$4,577	$11,052
Ratio to average net assets of:
Expenses(f)	0.15	%(g)	0.15%	0.15	%(g)
Net investment income	0.82	%(g)	1.43%	0.53	%(g)
Portfolio turnover rate(h)	—%		10%	27%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (July 14, 2016, the first day of trading on the Exchange) to October 31, 2016 was (3.84)%. The market price total return from Fund Inception to October 31, 2016 was (3.80)%.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights (continued)

Invesco DWA SmallCap Momentum ETF (DWAS)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$48.11		$35.42	$38.19	$38.24	$37.14	$25.87
Net investment income(a)	0.02		0.14	0.15	0.02	0.01	0.04
Net realized and unrealized gain (loss) on investments	1.48		12.71	(2.81)	(0.04)	1.11	11.50
Total from investment operations	1.50		12.85	(2.66)	(0.02)	1.12	11.54
Distributions to shareholders from:
Net investment income	(0.10)		(0.16)	(0.11)	(0.03)	(0.01)	(0.27)
Return of capital	—		—	—	—	(0.01)	—
Total distributions	(0.10)		(0.16)	(0.11)	(0.03)	(0.02)	(0.27)
Net asset value at end of period	$49.51		$48.11	$35.42	$38.19	$38.24	$37.14
Market price at end of period(b)	$49.60		$48.16	$35.40	$38.18	$38.24	$37.22
Net Asset Value Total Return(c)	3.12%		36.38%	(6.97)%	(0.05)%	3.03%	44.98%
Market Price Total Return(c)	3.20%		36.60%	(7.00)%	(0.08)%	2.80%	45.69%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$267,351		$228,517	$155,857	$416,316	$292,517	$505,046
Ratio to average net assets of:
Expenses	0.60	%(e)	0.60%	0.60%	0.60%	0.60%	0.60	%(d)
Net investment income	0.09	%(e)	0.34%	0.41%	0.06%	0.04%	0.10%
Portfolio turnover rate(f)	67%		131%	169%	141%	168%	145%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights (continued)

Invesco DWA Tactical Multi-Asset Income ETF (DWIN)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017	For the Period March 7, 2016(a) Through October 31, 2016
Per Share Operating Performance:
Net asset value at beginning of period	$27.07		$27.01	$25.09
Net investment income(b)	0.32	(c)	1.56	0.84
Net realized and unrealized gain (loss) on investments	(1.80)		(0.25)	1.86
Total from investment operations	(1.48)		1.31	2.70
Distributions to shareholders from:
Net investment income	(0.59)		(1.25)	(0.78)
Net asset value at end of period	$25.00		$27.07	$27.01
Market price at end of period(d)	$24.98		$27.07	$27.04
Net Asset Value Total Return(e)	(5.52)%		4.87%	10.80	%(f)
Market Price Total Return(e)	(5.59)%		4.74%	10.92	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$72,493		$112,348	$118,846
Ratio to average net assets of:
Expenses(g)	0.25	%(h)	0.25%	0.25	%(h)
Net investment income	2.47	%(c)(h)	5.68%	4.71	%(h)
Portfolio turnover rate(i)	16%		3%	21%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Net investment income per share and the ratio of net investment income to average net assets include a return of capital adjustment recorded during the period. Had this adjustment not been recorded, net investment income per share and the ratio of net investment income to average net assets would have been $0.59 and 4.55%, respectively.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (March 10, 2016, the first day of trading on the Exchange) to October 31, 2016 was 10.88%. The market price total return from Fund Inception to October 31, 2016 was 11.05%.
(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(h)	Annualized.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights (continued)

Invesco DWA Tactical Sector Rotation ETF (DWTR)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,			For the Period October 7, 2015(a) Through October 31, 2015
			2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$28.29		$24.24	$25.82		$25.17
Net investment income (loss)(b)	0.02		0.20	0.18		(0.00	)(c)
Net realized and unrealized gain (loss) on investments	0.25		4.02	(1.57)		0.65
Total from investment operations	0.27		4.22	(1.39)		0.65
Distributions to shareholders from:
Net investment income	(0.08)		(0.17)	(0.19)		—
Return of capital	—		—	(0.00	)(c)	—
Total distributions	(0.08)		(0.17)	(0.19)		—
Net asset value at end of period	$28.48		$28.29	$24.24		$25.82
Market price at end of period(d)	$28.38		$28.28	$24.24		$25.84
Net Asset Value Total Return(e)	0.94%		17.50%	(5.40)%		2.58	%(f)
Market Price Total Return(e)	0.62%		17.46%	(5.47)%		2.66	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$64,088		$67,897	$172,121		$42,604
Ratio to average net assets of:
Expenses(g)	0.15	%(h)	0.15%	0.15%		0.15	%(h)
Net investment income (loss)	0.15	%(h)	0.78%	0.75%		(0.15	)%(h)
Portfolio turnover rate(i)	20%		163%	49%		0	%(j)

(a)	Commencement of investment operations
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (October 9, 2015, the first day of trading on the exchange) to October 31, 2015 was 1.73%. The market price total return from Fund Inception to October 31, 2015 was 1.81%.
(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(h)	Annualized.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(j)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights (continued)

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$55.45		$46.40	$49.35	$47.26	$45.42	$32.18
Net investment income(a)	0.32		0.66	0.41	0.50	0.32	0.40
Net realized and unrealized gain (loss) on investments	4.88		9.12	(2.99)	2.10	1.80	13.25
Total from investment operations	5.20		9.78	(2.58)	2.60	2.12	13.65
Distributions to shareholders from:
Net investment income	(0.30)		(0.73)	(0.37)	(0.51)	(0.28)	(0.41)
Net asset value at end of period	$60.35		$55.45	$46.40	$49.35	$47.26	$45.42
Market price at end of period(b)	$60.44		$55.51	$46.41	$49.37	$47.27	$45.52
Net Asset Value Total Return(c)	9.38%		21.15%	(5.23)%	5.43%	4.66%	42.81%
Market Price Total Return(c)	9.43%		21.26%	(5.24)%	5.45%	4.45%	43.13%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$69,405		$66,543	$74,235	$115,974	$92,148	$102,198
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	0.30%
Net investment income	1.08	%(d)	1.25%	0.86%	0.96%	0.69%	1.04%
Portfolio turnover rate(e)	3%		19%	33%	19%	13%	10%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P SmallCap Consumer Staples ETF (PSCC)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$72.47		$63.05	$57.26	$53.83	$48.58	$34.23
Net investment income(a)	0.16		0.94	0.90	0.61	0.28	0.28
Net realized and unrealized gain (loss) on investments	(1.65)		9.64	5.75	3.88	5.21	14.31
Total from investment operations	(1.49)		10.58	6.65	4.49	5.49	14.59
Distributions to shareholders from:
Net investment income	(0.53)		(1.16)	(0.86)	(0.36)	(0.24)	(0.24)
Net realized gains	—		—	—	(0.70)	—	—
Total distributions	(0.53)		(1.16)	(0.86)	(1.06)	(0.24)	(0.24)
Net asset value at end of period	$70.45		$72.47	$63.05	$57.26	$53.83	$48.58
Market price at end of period(b)	$70.53		$72.54	$62.99	$57.31	$53.82	$48.68
Net Asset Value Total Return(c)	(2.12)%		16.88%	11.79%	8.43%	11.34%	42.83%
Market Price Total Return(c)	(2.08)%		17.11%	11.59%	8.54%	11.08%	43.51%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$45,795		$54,350	$69,360	$31,494	$32,295	$46,151
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	0.30%
Net investment income	0.45	%(d)	1.38%	1.46%	1.11%	0.57%	0.69%
Portfolio turnover rate(e)	35%		62%	68%	39%	33%	23%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask price.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights (continued)

Invesco S&P SmallCap Energy ETF (PSCE)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014		2013
Per Share Operating Performance:
Net asset value at beginning of period	$14.26		$16.73	$18.12	$37.85	$48.28		$32.77
Net investment income (loss)(a)	(0.00	)(b)	(0.01)	0.06	0.14	0.04		0.29
Net realized and unrealized gain (loss) on investments	1.88		(2.44)	(1.36)	(19.74)	(10.45)		15.47
Total from investment operations	1.88		(2.45)	(1.30)	(19.60)	(10.41)		15.76
Distributions to shareholders from:
Net investment income	(0.01)		(0.01)	(0.09)	(0.13)	(0.02)		(0.25)
Return of capital	—		(0.01)	—	—	(0.00	)(b)	—
Total distributions	(0.01)		(0.02)	(0.09)	(0.13)	(0.02)		(0.25)
Net asset value at end of period	$16.13		$14.26	$16.73	$18.12	$37.85		$48.28
Market price at end of period(c)	$16.17		$14.30	$16.75	$18.13	$37.84		$48.42
Net Asset Value Total Return(d)	13.16%		(14.69)%	(7.11)%	(51.89)%	(21.57)%		48.41%
Market Price Total Return(d)	13.13%		(14.55)%	(7.05)%	(51.85)%	(21.82)%		49.07%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$62,911		$48,477	$52,686	$37,149	$30,281		$48,279
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%	0.29%	0.29%	0.29%		0.29%
Net investment income (loss)	(0.05	)%(e)	(0.05)%	0.38%	0.57%	0.07%		0.74%
Portfolio turnover rate(f)	24%		39%	21%	38%	27%		38%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $(0.005).
(c)	The mean between the last bid and ask price.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights (continued)

Invesco S&P SmallCap Financials ETF (PSCF)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015		2014		2013
Per Share Operating Performance:
Net asset value at beginning of period	$54.25		$43.73	$42.41	$40.98		$38.42		$30.41
Net investment income(a)	0.67		1.25	1.14	0.98		0.89		0.88
Net realized and unrealized gain on investments	0.11		10.58	1.44	1.32		2.67		8.14
Total from investment operations	0.78		11.83	2.58	2.30		3.56		9.02
Distributions to shareholders from:
Net investment income	(0.78)		(1.09)	(1.18)	(0.87)		(0.97)		(1.01)
Net realized gains	—		(0.22)	(0.08)	—		(0.03)		—
Total distributions	(0.78)		(1.31)	(1.26)	(0.87)		(1.00)		(1.01)
Net asset value at end of period	$54.25		$54.25	$43.73	$42.41		$40.98		$38.42
Market price at end of period(b)	$54.36		$54.31	$43.73	$42.45		$40.97		$38.50
Net Asset Value Total Return(c)	1.40%		27.23%	6.29%	5.68%		9.40%		30.26%
Market Price Total Return(c)	1.50%		27.37%	6.19%	5.80%		9.14%		30.62%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$225,122		$254,975	$196,797	$182,347		$114,753		$97,969
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%	0.29%	0.29	%(d)	0.29	%(d)	0.30	%(d)
Net investment income	2.50	%(e)	2.44%	2.73%	2.38%		2.31%		2.56%
Portfolio turnover rate(f)	9%		21%	16%	16%		16%		24%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights (continued)

Invesco S&P SmallCap Health Care ETF (PSCH)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$91.43		$67.03	$66.81	$60.07	$50.90	$34.33
Net investment income (loss)(a)	0.00	(b)	(0.03)	0.00 (b)	(0.01)	0.04	0.15
Net realized and unrealized gain on investments	22.92		24.45	0.22	8.22	9.17	16.56
Total from investment operations	22.92		24.42	0.22	8.21	9.21	16.71
Distributions to shareholders from:
Net investment income	—		(0.02)	—	(0.03)	(0.04)	(0.14)
Net realized gains	—		—	—	(1.44)	—	—
Total distributions	—		(0.02)	—	(1.47)	(0.04)	(0.14)
Net asset value at end of period	$114.35		$91.43	$67.03	$66.81	$60.07	$50.90
Market price at end of period(c)	$114.69		$91.58	$67.00	$66.86	$60.03	$50.99
Net Asset Value Total Return(d)	25.06%		36.44%	0.33%	13.96%	18.10%	48.85%
Market Price Total Return(d)	25.23%		36.72%	0.21%	14.12%	17.81%	49.25%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$457,394		$237,717	$167,586	$230,504	$165,200	$178,164
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%	0.29%	0.29%	0.29%	0.30%
Net investment income (loss)	0.01	%(e)	(0.04)%	0.01%	(0.02)%	0.08%	0.35%
Portfolio turnover rate(f)	9%		19%	23%	22%	27%	16%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P SmallCap Industrials ETF (PSCI)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$62.13		$47.51	$45.55	$44.89	$42.30	$30.61
Net investment income(a)	0.23		0.53	0.34	0.45	0.34	0.32
Net realized and unrealized gain on investments	1.00		14.62	1.96	0.68	2.57	11.97
Total from investment operations	1.23		15.15	2.30	1.13	2.91	12.29
Distributions to shareholders from:
Net investment income	(0.24)		(0.53)	(0.34)	(0.47)	(0.32)	(0.60)
Net asset value at end of period	$63.12		$62.13	$47.51	$45.55	$44.89	$42.30
Market price at end of period(b)	$63.23		$62.21	$47.42	$45.57	$44.83	$42.38
Net Asset Value Total Return(c)	1.96%		32.00%	5.10%	2.51%	6.87%	40.72%
Market Price Total Return(c)	2.02%		32.42%	4.86%	2.69%	6.53%	41.27%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$104,147		$99,414	$57,007	$70,608	$100,998	$74,027
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	0.30%
Net investment income	0.72	%(d)	0.94%	0.75%	0.98%	0.78%	0.88%
Portfolio turnover rate(e)	1%		7%	16%	11%	15%	30%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask price.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights (continued)

Invesco S&P SmallCap Information Technology ETF (PSCT)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$81.13		$61.26	$51.70	$48.02	$41.59	$29.62
Net investment income(a)	0.16		0.19	0.10	0.08	0.09	0.08
Net realized and unrealized gain (loss) on investments	(4.91)		19.83	9.58	3.64	6.43	12.21
Total from investment operations	(4.75)		20.02	9.68	3.72	6.52	12.29
Distributions to shareholders from:
Net investment income	(0.23)		(0.15)	(0.12)	(0.04)	(0.09)	(0.32)
Net asset value at end of period	$76.15		$81.13	$61.26	$51.70	$48.02	$41.59
Market price at end of period(b)	$76.27		$81.23	$61.28	$51.77	$48.01	$41.67
Net Asset Value Total Return(c)	(5.86)%		32.71%	18.75%	7.75%	15.69%	41.86%
Market Price Total Return(c)	(5.83)%		32.84%	18.63%	7.92%	15.44%	42.28%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$388,390		$575,996	$508,447	$390,315	$225,700	$210,018
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	0.40	%(d)	0.26%	0.18%	0.16%	0.21%	0.23%
Portfolio turnover rate(e)	10%		16%	15%	15%	10%	17%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask price.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P SmallCap Materials ETF (PSCM)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$50.96		$38.70	$34.36	$43.97	$40.34	$30.23
Net investment income(a)	0.21		0.41	0.35	0.35	0.28	0.32
Net realized and unrealized gain (loss) on investments	0.12		12.19	4.36	(9.50)	3.58	10.18
Total from investment operations	0.33		12.60	4.71	(9.15)	3.86	10.50
Distributions to shareholders from:
Net investment income	(0.21)		(0.34)	(0.37)	(0.46)	(0.23)	(0.39)
Net asset value at end of period	$51.08		$50.96	$38.70	$34.36	$43.97	$40.34
Market price at end of period(b)	$51.10		$51.00	$38.77	$34.37	$43.95	$40.42
Net Asset Value Total Return(c)	0.64%		32.62%	13.89%	(20.94)%	9.56%	35.00%
Market Price Total Return(c)	0.60%		32.48%	14.07%	(20.88)%	9.30%	35.31%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$30,648		$48,411	$17,414	$10,309	$50,564	$18,154
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	0.30%
Net investment income	0.81	%(d)	0.87%	1.01%	0.87%	0.63%	0.91%
Portfolio turnover rate(e)	6%		21%	16%	17%	12%	15%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask price.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Financial Highlights (continued)

Invesco S&P SmallCap Utilities ETF (PSCU)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$55.67		$45.61	$41.99	$38.34	$34.29	$31.10
Net investment income(a)	0.67		0.87	1.06	1.02	1.00	1.00
Net realized and unrealized gain (loss) on investments	(3.83)		11.81	3.67	3.96	4.01	3.53
Total from investment operations	(3.16)		12.68	4.73	4.98	5.01	4.53
Distributions to shareholders from:
Net investment income	(0.89)		(0.86)	(1.11)	(1.33)	(0.96)	(1.34)
Net realized gains	—		(1.76)	—	—	—	—
Total distributions	(0.89)		(2.62)	(1.11)	(1.33)	(0.96)	(1.34)
Net asset value at end of period	$51.62		$55.67	$45.61	$41.99	$38.34	$34.29
Market price at end of period(b)	$51.70		$55.70	$45.57	$42.01	$38.33	$34.34
Net Asset Value Total Return(c)	(5.74)%		28.66%	11.38%	13.43%	14.87%	15.06%
Market Price Total Return(c)	(5.64)%		28.83%	11.23%	13.52%	14.68%	15.34%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$46,459		$52,887	$47,895	$39,887	$40,259	$32,573
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	0.30%
Net investment income	2.61	%(d)	1.73%	2.35%	2.63%	2.86%	3.10%
Portfolio turnover rate(e)	37%		48%	69%	18%	34%	17%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask price.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2018

(Unaudited)

Note 1. Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”), formerly PowerShares Exchange-Traded Fund Trust II, was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco DWA Momentum & Low Volatility Rotation ETF (DWLV)	“DWA Momentum & Low Volatility Rotation ETF”
Invesco DWA SmallCap Momentum ETF (DWAS)	“DWA SmallCap Momentum ETF”
Invesco DWA Tactical Multi-Asset Income ETF (DWIN)	“DWA Tactical Multi-Asset Income ETF”
Invesco DWA Tactical Sector Rotation ETF (DWTR)	“DWA Tactical Sector Rotation ETF”
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	“S&P SmallCap Consumer Discretionary ETF”
Invesco S&P SmallCap Consumer Staples ETF (PSCC)	“S&P SmallCap Consumer Staples ETF”
Invesco S&P SmallCap Energy ETF (PSCE)	“S&P SmallCap Energy ETF”
Invesco S&P SmallCap Financials ETF (PSCF)	“S&P SmallCap Financials ETF”
Invesco S&P SmallCap Health Care ETF (PSCH)	“S&P SmallCap Health Care ETF”
Invesco S&P SmallCap Industrials ETF (PSCI)	“S&P SmallCap Industrials ETF”
Invesco S&P SmallCap Information Technology ETF (PSCT)	“S&P SmallCap Information Technology ETF”
Invesco S&P SmallCap Materials ETF (PSCM)	“S&P SmallCap Materials ETF”
Invesco S&P SmallCap Utilities ETF (PSCU)	“S&P SmallCap Utilities ETF”

Effective June 4, 2018, the Funds’ names changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The NASDAQ Stock Market LLC.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

DWA Momentum & Low Volatility Rotation ETF, DWA Tactical Multi-Asset Income ETF and DWA Tactical Sector Rotation ETF are each a “fund of funds,” in that each invests in other exchange-traded funds (“Underlying Funds”) advised by Invesco Capital Management LLC (the “Adviser”), formerly Invesco PowerShares Capital Management LLC, or other unaffiliated advisers. Each Underlying Fund’s accounting policies are outlined in that Underlying Fund’s financial statements and are publicly available.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
DWA Momentum & Low Volatility Rotation ETF	Dorsey Wright® Multi-Factor Global Equity Index
DWA SmallCap Momentum ETF	Dorsey Wright® SmallCap Technical Leaders Index
DWA Tactical Multi-Asset Income ETF	Dorsey Wright® Multi-Asset Income Index
DWA Tactical Sector Rotation ETF	Dorsey Wright® Sector 4 Index
S&P SmallCap Consumer Discretionary ETF	S&P SmallCap 600® Capped Consumer Discretionary Index
S&P SmallCap Consumer Staples ETF	S&P SmallCap 600® Capped Consumer Staples Index
S&P SmallCap Energy ETF	S&P SmallCap 600® Capped Energy Index
S&P SmallCap Financials ETF	S&P SmallCap 600® Capped Financials and Real Estate Index
S&P SmallCap Health Care ETF	S&P SmallCap 600® Capped Health Care Index
S&P SmallCap Industrials ETF	S&P SmallCap 600® Capped Industrials Index

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Fund	Underlying Index
S&P SmallCap Information Technology ETF	S&P SmallCap 600® Capped Information Technology Index
S&P SmallCap Materials ETF	S&P SmallCap 600® Capped Materials Index
S&P SmallCap Utilities ETF	S&P SmallCap 600® Capped Utilities & Telecommunication Services Index

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Securities, including restricted securities in an Underlying Fund, if any, that are held as investments of a Fund, are valued in accordance with the Underlying Fund’s valuation policy. The policies of Underlying Funds affiliated with the Funds as a result of having the same investment adviser are the same as those set forth below.

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

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Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the Shares. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other AP is able to step forward to create or redeem Creation Units, that Fund’s Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Each Fund (except DWA SmallCap Momentum ETF, S&P SmallCap Consumer Discretionary ETF, S&P SmallCap Financials ETF, S&P SmallCap Health Care ETF, S&P SmallCap Industrials ETF and S&P SmallCap Information Technology ETF) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Portfolio Turnover Risk. DWA Momentum & Low Volatility Rotation ETF, DWA SmallCap Momentum ETF and DWA Tactical Sector Rotation ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its

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Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, the Funds will seek to utilize an in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Fund of Funds Risk. Because DWA Momentum & Low Volatility Rotation ETF, DWA Tactical Multi-Asset Income ETF and DWA Tactical Sector Rotation ETF invest primarily in other funds, each Fund’s investment performance largely depends on the investment performance of those Underlying Funds. An investment in each Fund is subject to the risks associated with the Underlying Funds that comprise each Underlying Index. There is a risk that each index provider’s evaluations and assumptions regarding the asset classes represented by the Underlying Funds in each Underlying Index at any given time may be incorrect based on actual market conditions. In addition, at times, certain of the segments of the market represented by constituent Underlying Funds in each Underlying Index may be out of favor and underperform other segments. Each Fund indirectly pays a proportional share of the expense of the Underlying Funds in which it invests (including operating expenses and management fees), in addition to the fees and expenses it already pays to the Adviser.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

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E. Country Determination

For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund (except DWA Tactical Multi-Asset Income ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. DWA Tactical Multi-Asset Income ETF declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Securities Lending

During the six-month period ended April 30, 2018, each Fund participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

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Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
DWA Momentum & Low Volatility Rotation ETF	0.15%
DWA SmallCap Momentum ETF	0.60%
DWA Tactical Multi-Asset Income ETF	0.25%
DWA Tactical Sector Rotation ETF	0.15%
S&P SmallCap Consumer Discretionary ETF	0.29%
S&P SmallCap Consumer Staples ETF	0.29%
S&P SmallCap Energy ETF	0.29%
S&P SmallCap Financials ETF	0.29%
S&P SmallCap Health Care ETF	0.29%
S&P SmallCap Industrials ETF	0.29%
S&P SmallCap Information Technology ETF	0.29%
S&P SmallCap Materials ETF	0.29%
S&P SmallCap Utilities ETF	0.29%

Further, through August 31, 2020, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2018, the Adviser waived fees for each Fund in the following amounts:

DWA Momentum & Low Volatility Rotation ETF	$2
DWA SmallCap Momentum ETF	72
DWA Tactical Multi-Asset Income ETF	27
DWA Tactical Sector Rotation ETF	23
S&P SmallCap Consumer Discretionary ETF	24
S&P SmallCap Consumer Staples ETF	65
S&P SmallCap Energy ETF	8
S&P SmallCap Financials ETF	198
S&P SmallCap Health Care ETF	101
S&P SmallCap Industrials ETF	35
S&P SmallCap Information Technology ETF	314
S&P SmallCap Materials ETF	28
S&P SmallCap Utilities ETF	125

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
DWA Momentum & Low Volatility Rotation ETF	Dorsey Wright & Associates, LLC
DWA SmallCap Momentum ETF	Dorsey Wright & Associates, LLC

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Fund	Licensor
DWA Tactical Multi-Asset Income ETF	Dorsey Wright & Associates, LLC
DWA Tactical Sector Rotation ETF	Dorsey Wright & Associates, LLC
S&P SmallCap Consumer Discretionary ETF	S&P Dow Jones Indices LLC
S&P SmallCap Consumer Staples ETF	S&P Dow Jones Indices LLC
S&P SmallCap Energy ETF	S&P Dow Jones Indices LLC
S&P SmallCap Financials ETF	S&P Dow Jones Indices LLC
S&P SmallCap Health Care ETF	S&P Dow Jones Indices LLC
S&P SmallCap Industrials ETF	S&P Dow Jones Indices LLC
S&P SmallCap Information Technology ETF	S&P Dow Jones Indices LLC
S&P SmallCap Materials ETF	S&P Dow Jones Indices LLC
S&P SmallCap Utilities ETF	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser also serves as the adviser for each Underlying Fund listed within the tables below, and therefore the following Underlying Funds are considered to be affiliated with the Funds.

The table below shows DWA Momentum & Low Volatility Rotation ETF’s transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended April 30, 2018.

DWA Momentum & Low Volatility Rotation ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2018	Dividend Income
Invesco DWA Developed Markets Momentum ETF	$503,036	$2,928,113	$(168,651)	$(111,228)	$30,982	$3,182,252	$3,048
Invesco DWA Emerging Markets Momentum ETF	512,319	3,124,725	(182,229)	(35,311)	44,487	3,463,991	5,936
Invesco DWA Momentum ETF	1,124,449	6,575,390	(387,670)	9,751	70,472	7,392,392	—
Invesco DWA SmallCap Momentum ETF	1,129,159	6,518,297	(387,878)	34,523	86,030	7,380,131	3,791
Invesco S&P 500® Low Volatility ETF	459,484	2,632,908	(152,683)	(35,721)	10,702	2,914,690	12,605
Invesco S&P Emerging Markets Low Volatility ETF	198,325	1,198,321	(70,103)	1,527	9,545	1,337,615	3,406
Invesco S&P International Developed Low Volatility ETF	198,475	1,132,670	(66,048)	(7,425)	5,611	1,263,283	5,212
Invesco S&P SmallCap Low Volatility ETF	449,543	2,478,731	(147,493)	(26,227)	24,516	2,779,070	7,649

Total Investments in Affiliates	$4,574,790	$26,589,155	$(1,562,755)	$(170,111)	$282,345	$29,713,424	$41,647

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The table below shows DWA Tactical Multi-Asset Income ETF’s transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended April 30, 2018.

DWA Tactical Multi-Asset Income ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2018	Dividend Income
Invesco Emerging Markets Sovereign Debt ETF	$21,422,161	$154,156	$(6,401,776)	$(1,349,921)	$29,435	$13,854,055	$377,347
Invesco Global Short Term High Yield Bond ETF	21,277,359	155,243	(6,477,518)	(484,264)	71,855	14,542,675	469,512
Invesco KBW Premium Yield Equity REIT ETF	25,071,257	170,787	(6,820,750)	(3,199,254)	(184,237)	15,037,803	793,562
Invesco Preferred ETF	22,714,681	164,290	(6,889,310)	(652,918)	(111,199)	15,225,544	547,023
Invesco Taxable Municipal Bond ETF	—	14,710,430	(721,361)	(219,506)	(2,311)	13,767,252	48,343

Total Investments in Affiliates	$90,485,458	$15,354,906	$(27,310,715)	$(5,905,863)	$(196,457)	$72,427,329	$2,235,787

The table below shows DWA Tactical Sector Rotation ETF’s transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended April 30, 2018.

DWA Tactical Sector Rotation ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2018	Dividend Income
Invesco DWA Consumer Cyclicals Momentum ETF	$—	$13,904,142	$(1,238,745)	$329,609	$53,875	$13,048,881	$16,592
Invesco DWA Financial Momentum ETF	15,672,930	4,029,720	(5,224,563)	443,567	252,889	15,174,543	67,442
Invesco DWA Healthcare Momentum ETF*	13,521,469	2,734,525	(15,839,118)	(1,502,697)	1,085,821	—	—
Invesco DWA Industrials Momentum ETF	21,456,310	5,301,948	(6,901,577)	(1,409,742)	559,863	19,006,802	—
Invesco DWA Technology Momentum ETF	17,230,598	4,224,665	(5,492,344)	265,044	585,144	16,813,107	—

Total Investments in Affiliates	$67,881,307	$30,195,000	$(34,696,347)	$(1,874,219)	$2,537,592	$64,043,333	$84,034

*	At April 30, 2018, this security was no longer held.

The table below shows S&P SmallCap Financials ETF’s transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended April 30, 2018.

S&P SmallCap Financials ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2018	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$—	$2,911,648	$(291,338)	$(262,075)	$(13,812)	$2,344,423	$120,869

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

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Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six-month period ended April 30, 2018, there were no transfers between valuation levels.

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2017, as follows:

		Post-effective no expiration
	2019	Short-Term	Long-Term	Total*
DWA Momentum & Low Volatility Rotation ETF	$—	$73,036	$—	$73,036
DWA SmallCap Momentum ETF	—	148,219,130	—	148,219,130
DWA Tactical Multi-Asset Income ETF	—	49,089	—	49,089
DWA Tactical Sector Rotation ETF	—	17,053,667	1,040,796	18,094,463
S&P SmallCap Consumer Discretionary ETF	8,689	—	3,487,492	3,496,181
S&P SmallCap Consumer Staples ETF	—	576,867	136,835	713,702
S&P SmallCap Energy ETF	2,406,357	7,615,904	27,163,311	37,185,572
S&P SmallCap Financials ETF	—	371,687	—	371,687
S&P SmallCap Health Care ETF	—	—	1,420,896	1,420,896
S&P SmallCap Industrials ETF	74,295	797,701	1,029,451	1,901,447
S&P SmallCap Information Technology ETF	567,102	—	1,035,729	1,602,831
S&P SmallCap Materials ETF	82,457	—	821,784	904,241
S&P SmallCap Utilities ETF	—	73,337	8,528	81,865

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended April 30, 2018, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
DWA Momentum & Low Volatility Rotation ETF	$—	$—
DWA SmallCap Momentum ETF	174,671,052	173,882,062
DWA Tactical Multi-Asset Income ETF	15,517,102	14,754,515
DWA Tactical Sector Rotation ETF	13,329,996	14,253,703
S&P SmallCap Consumer Discretionary ETF	2,142,392	5,102,109

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	Purchases	Sales
S&P SmallCap Consumer Staples ETF	$17,918,121	$17,790,023
S&P SmallCap Energy ETF	14,130,038	14,042,800
S&P SmallCap Financials ETF	20,922,998	21,253,907
S&P SmallCap Health Care ETF	30,169,962	32,083,143
S&P SmallCap Industrials ETF	764,101	1,115,590
S&P SmallCap Information Technology ETF	44,104,275	46,647,419
S&P SmallCap Materials ETF	2,536,782	2,557,951
S&P SmallCap Utilities ETF	18,719,731	19,151,245

For the six-month period ended April 30, 2018, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
DWA Momentum & Low Volatility Rotation ETF	$26,589,154	$1,562,755
DWA SmallCap Momentum ETF	137,520,695	106,425,524
DWA Tactical Multi-Asset Income ETF	—	32,281,223
DWA Tactical Sector Rotation ETF	16,865,005	20,442,644
S&P SmallCap Consumer Discretionary ETF	11,992,895	11,855,682
S&P SmallCap Consumer Staples ETF	3,560,732	9,383,067
S&P SmallCap Energy ETF	24,975,338	15,892,544
S&P SmallCap Financials ETF	32,220,473	60,664,023
S&P SmallCap Health Care ETF	249,085,300	94,694,718
S&P SmallCap Industrials ETF	18,979,108	15,742,659
S&P SmallCap Information Technology ETF	54,153,053	208,226,709
S&P SmallCap Materials ETF	5,113,629	23,600,285
S&P SmallCap Utilities ETF	12,556,122	14,280,829

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2018, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
DWA Momentum & Low Volatility Rotation ETF	$578,528	$(32,243)	$546,285	$30,224,406
DWA SmallCap Momentum ETF	39,570,948	(7,272,573)	32,298,375	247,939,006
DWA Tactical Multi-Asset Income ETF	—	(4,922,899)	(4,922,899)	77,752,451
DWA Tactical Sector Rotation ETF	9,913,684	(1,704)	9,911,980	54,667,075
S&P SmallCap Consumer Discretionary ETF	13,553,888	(10,181,059)	3,372,829	72,311,792
S&P SmallCap Consumer Staples ETF	4,469,353	(6,642,148)	(2,172,795)	49,369,920
S&P SmallCap Energy ETF	5,010,117	(64,577,233)	(59,567,116)	126,265,487
S&P SmallCap Financials ETF	31,487,800	(14,646,513)	16,841,287	213,886,089
S&P SmallCap Health Care ETF	68,140,040	(28,084,851)	40,055,189	431,003,527
S&P SmallCap Industrials ETF	19,787,786	(6,887,980)	12,899,806	91,766,417
S&P SmallCap Information Technology ETF	65,944,673	(55,422,387)	10,522,286	380,493,434
S&P SmallCap Materials ETF	2,830,109	(4,739,633)	(1,909,524)	33,830,005
S&P SmallCap Utilities ETF	2,966,277	(1,990,667)	975,610	48,577,252

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Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

55

Fees and Expenses

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2018.

In addition to the fees and expenses which the Invesco DWA Momentum & Low Volatility Rotation ETF, Invesco DWA Tactical Multi-Asset Income ETF and Invesco DWA Tactical Sector Rotation ETF (collectively, the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in each Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco DWA Momentum & Low Volatility Rotation ETF (DWLV)
Actual	$1,000.00	$1,031.60	0.15%	$0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.05	0.15	0.75
Invesco DWA SmallCap Momentum ETF (DWAS)
Actual	1,000.00	1,031.20	0.60	3.02
Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	3.01
Invesco DWA Tactical Multi-Asset Income ETF (DWIN)
Actual	1,000.00	944.80	0.25	1.21
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
Invesco DWA Tactical Sector Rotation ETF (DWTR)
Actual	1,000.00	1,009.40	0.15	0.75
Hypothetical (5% return before expenses)	1,000.00	1,024.05	0.15	0.75

56

Fees and Expenses (continued)

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
Actual	$1,000.00	$1,093.80	0.29%	$1.51
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
Invesco S&P SmallCap Consumer Staples ETF (PSCC)
Actual	1,000.00	979.10	0.29	1.42
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
Invesco S&P SmallCap Energy ETF (PSCE)
Actual	1,000.00	1,131.60	0.29	1.53
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
Invesco S&P SmallCap Financials ETF (PSCF)
Actual	1,000.00	1,014.00	0.29	1.45
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
Invesco S&P SmallCap Health Care ETF (PSCH)
Actual	1,000.00	1,250.60	0.29	1.62
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
Invesco S&P SmallCap Industrials ETF (PSCI)
Actual	1,000.00	1,019.60	0.29	1.45
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
Invesco S&P SmallCap Information Technology ETF (PSCT)
Actual	1,000.00	941.40	0.29	1.40
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
Invesco S&P SmallCap Materials ETF (PSCM)
Actual	1,000.00	1,006.40	0.29	1.44
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
Invesco S&P SmallCap Utilities ETF (PSCU)
Actual	1,000.00	942.60	0.29	1.40
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2018. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

57

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 19, 2018, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 70 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA Momentum & Low Volatility Rotation Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares DWA Tactical International Rotation Portfolio

PowerShares DWA Tactical Multi-Asset Income Portfolio

PowerShares DWA Tactical Sector Rotation Portfolio

PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack Achievers™ Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Russell 1000 Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

PowerShares S&P 500 Enhanced Value Portfolio

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Low Volatility Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500 Momentum Portfolio

PowerShares S&P 500 Value With Momentum Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P Emerging Markets Momentum Portfolio

PowerShares S&P International Developed High Dividend Low Volatility Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P International Developed Momentum Portfolio

PowerShares S&P International Developed Quality Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Quality Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares Taxable Municipal Bond Portfolio

PowerShares Treasury Collateral Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Also at the April 19, 2018 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers,

Effective June 4, 2018, the Trust and the PowerShares Funds became the Invesco ETFs and Invesco PowerShares Capital Management LLC became Invesco Capital Management LLC.

58

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser from its relationships with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio and PowerShares DWA Tactical International Rotation Portfolio, each of which had not commenced operations as of December 31, 2017) and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2017, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s Global Performance Measurement and Risk Group, an independent organization within Invesco, with respect to general expected tracking error ranges. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the since-inception and three-year periods for PowerShares Global Short Term High Yield Bond Portfolio, the three-year period for PowerShares LadderRite 0-5 Year Corporate Bond Portfolio, the five-year period for PowerShares New York AMT-Free Municipal Bond Portfolio and the one-year period for PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio’s, PowerShares New York AMT-Free Municipal Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for each such Fund’s correlation going forward. The Trustees noted that, for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including, for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses (including Acquired Fund Fees and Expenses, if any).

59

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

0.08%	PowerShares Treasury Collateral Portfolio

0.13%	PowerShares S&P 500 Enhanced Value Portfolio, PowerShares S&P 500 Momentum Portfolio (the Trustees noted that, prior to January 1, 2018, PowerShares S&P 500 Enhanced Value Portfolio’s and PowerShares S&P 500 Momentum Portfolio’s unitary advisory fee was 0.25%)

0.15%	PowerShares DWA Momentum & Low Volatility Rotation Portfolio, PowerShares DWA Tactical Sector Rotation Portfolio

0.20%:	PowerShares Russell 1000 Equal Weight Portfolio

0.22%:	PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

0.25%:	PowerShares 1-30 Laddered Treasury Portfolio, PowerShares DWA Tactical Multi-Asset Income Portfolio, PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:	PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares Taxable Municipal Bond Portfolio

0.29%:	PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, PowerShares S&P International Developed Quality Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Quality Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:	PowerShares DWA Tactical International Rotation Portfolio, PowerShares S&P 500 Value With Momentum Portfolio, PowerShares S&P 500® High Dividend Low Volatility Portfolio, PowerShares S&P International Developed High Dividend Low Volatility Portfolio, PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

0.35%:	PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Russell 1000 Low Beta Equal Weight Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed Momentum Portfolio

0.45%:	PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE International Low Beta Equal Weight Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P Emerging Markets Momentum Portfolio

0.49%:	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

0.50%:	PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Variable Rate Preferred Portfolio

0.55%	PowerShares International BuyBack AchieversTM Portfolio

0.60%:	PowerShares DWA SmallCap Momentum Portfolio

0.65%:	PowerShares Senior Loan Portfolio

0.75%:	PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:	PowerShares DWA Developed Markets Momentum Portfolio

0.90%:	PowerShares DWA Emerging Markets Momentum Portfolio

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds.

The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds (except for PowerShares DWA Momentum & Low Volatility Rotation Portfolio) were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees noted that the net expense ratio for PowerShares DWA Momentum & Low Volatility Rotation Portfolio was higher than the median net expense ratio of its open-end actively-managed peer funds.

60

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median[3]
PowerShares 1-30 Laddered Treasury Portfolio			X
PowerShares California AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares CEF Income Composite Portfolio	N/A	X	X
PowerShares Chinese Yuan Dim Sum Bond Portfolio	X	N/A	X
PowerShares DWA Developed Markets Momentum Portfolio			X
PowerShares DWA Emerging Markets Momentum Portfolio			X
PowerShares DWA Momentum & Low Volatility Rotation Portfolio	N/A	N/A	X
PowerShares DWA SmallCap Momentum Portfolio		X	X
PowerShares DWA Tactical International Rotation Portfolio			N/A
PowerShares DWA Tactical Multi-Asset Income Portfolio	N/A	N/A	X
PowerShares DWA Tactical Sector Rotation Portfolio	X	N/A	N/A
PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares Emerging Markets Infrastructure Portfolio		N/A	X
PowerShares Emerging Markets Sovereign Debt Portfolio			X
PowerShares FTSE International Low Beta Equal Weight Portfolio	X		X
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	X		X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		X	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	X		X
PowerShares FTSE RAFI Emerging Markets Portfolio	X		X
PowerShares Fundamental High Yield® Corporate Bond Portfolio		N/A	X
PowerShares Fundamental Investment Grade Corporate Bond Portfolio			X
PowerShares Global Agriculture Portfolio		N/A	X
PowerShares Global Clean Energy Portfolio		N/A	X
PowerShares Global Gold and Precious Metals Portfolio		N/A	X
PowerShares Global Short Term High Yield Bond Portfolio	X	N/A	X
PowerShares Global Water Portfolio		N/A	X
PowerShares International BuyBack AchieversTM Portfolio			X
PowerShares International Corporate Bond Portfolio			X
PowerShares KBW Bank Portfolio	X		X
PowerShares KBW High Dividend Yield Financial Portfolio	X		X
PowerShares KBW Premium Yield Equity REIT Portfolio	X		X
PowerShares KBW Property & Casualty Insurance Portfolio	X		X
PowerShares KBW Regional Banking Portfolio	X		X
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio			X
PowerShares National AMT-Free Municipal Bond Portfolio			X
PowerShares New York AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares Preferred Portfolio		N/A	X
PowerShares Russell 1000 Equal Weight Portfolio	X		X
PowerShares Russell 1000 Low Beta Equal Weight Portfolio			X
PowerShares S&P 500 Enhanced Value Portfolio		X	X
PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio			X
PowerShares S&P 500 High Beta Portfolio			X
PowerShares S&P 500® High Dividend Low Volatility Portfolio	X	X	X

61

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median[3]
PowerShares S&P 500® Low Volatility Portfolio			X
PowerShares S&P 500 Momentum Portfolio	X	X	X
PowerShares S&P 500 Value With Momentum Portfolio			X
PowerShares S&P Emerging Markets Low Volatility Portfolio	X	X	X
PowerShares S&P Emerging Markets Momentum Portfolio	X	X	X
PowerShares S&P International Developed High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed Momentum Portfolio	X		X
PowerShares S&P International Developed Quality Portfolio	X		X
PowerShares S&P MidCap Low Volatility Portfolio	X		X
PowerShares S&P SmallCap Consumer Discretionary Portfolio	X		X
PowerShares S&P SmallCap Consumer Staples Portfolio	X		X
PowerShares S&P SmallCap Energy Portfolio	X		X
PowerShares S&P SmallCap Financials Portfolio	X		X
PowerShares S&P SmallCap Health Care Portfolio	X		X
PowerShares S&P SmallCap High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Industrials Portfolio	X		X
PowerShares S&P SmallCap Information Technology Portfolio	X	X	X
PowerShares S&P SmallCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Materials Portfolio	X		X
PowerShares S&P SmallCap Quality Portfolio	X	X	X
PowerShares S&P SmallCap Utilities Portfolio	X	X	X
PowerShares Senior Loan Portfolio		N/A	X
PowerShares Taxable Municipal Bond Portfolio		N/A	X
PowerShares Treasury Collateral Portfolio	X	X	X
PowerShares Variable Rate Preferred Portfolio		X	X
PowerShares VRDO Tax-Free Weekly Portfolio		N/A	X

[1]	The information provided by the Adviser indicated that certain Funds did not have any comparable ETF peers. Those Funds have been designated in this column with an “N/A” for not available.

[2]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

[3]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end active fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares DWA Developed Markets Momentum Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares Senior Loan Portfolio, PowerShares Taxable Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio’s advisory fees and total expenses and the Lipper peer data. The Adviser explained in detail its view that it believes that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, noting, in particular, the unique underlying investment strategy and complexity of each Fund, the limited number of peers in the Lipper data, and/or the differing pricing philosophy of certain of the peers.

The Trustees also reviewed the fees, and any difference in fees, between each Fund that is structured as a fund-of-funds and invests in funds that comprise an index developed by Dorsey Wright & Associates, LLC (“DWA Fund-of-Funds”). The Trustees noted that the unitary advisory fees for the DWA Fund-of-Funds vary from 15 to 30 basis points. The Trustees considered the Adviser’s explanation

62

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

that the applicable license fee the Adviser pays with respect to each DWA Fund-of-Fund is dependent on the underlying funds in which the DWA Fund-of-Fund invests and that after payment of such license fee the variance between each DWA Fund-of-Fund’s unitary advisory fee is less. The Trustees noted that the unitary advisory fee for PowerShares DWA Tactical International Rotation Portfolio was higher than the unitary advisory fee for the other DWA Fund-of-Funds, reflecting, in part, its ability to invest, at times, in non-affiliated funds.

The Trustees considered that the Adviser had agreed to waive a portion of its unitary advisory fee, at least until February 28, 2020, for PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P Emerging Markets Momentum Portfolio, PowerShares S&P International Developed Low Volatility Portfolio and PowerShares S&P International Developed Momentum Portfolio.

The Trustees determined that each Fund’s unitary advisory fee was reasonable, noting the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s operating expenses was attributable to a license fee payable out of the unitary advisory fee charged to that Fund. The Board concluded that the unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund, other than PowerShares DWA Tactical International Rotation Portfolio and PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio. (The Trustees did not consider the estimated profitability of the Adviser in managing these Funds because they had not yet commenced operations as of December 31, 2017.) The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the unitary advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio at a meeting held on April 19, 2018. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage PowerShares Senior Loan Portfolio’s and PowerShares Treasury Collateral Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

63

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc. and Invesco Advisers, Inc. and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, the Trustees considered the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio was reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, except that Invesco Advisers, Inc. noted that it receives management fees from money market funds into which the Funds’ excess cash may be invested. The Trustees noted that the Adviser waives its fees on assets invested under such arrangement in amounts equal to fees received by Invesco Advisers, Inc. on the Funds’ assets invested in the money market funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio. No single factor was determinative in the Board’s analysis.

64

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com.

©2018 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-SCS-SAR-1	invesco.com/us

Invesco Semi-Annual Report to Shareholders

April 30, 2018

KBWB	Invesco KBW Bank ETF
KBWD	Invesco KBW High Dividend Yield Financial ETF
KBWY	Invesco KBW Premium Yield Equity REIT ETF
KBWP	Invesco KBW Property & Casualty Insurance ETF
KBWR	Invesco KBW Regional Banking ETF

Effective June 4, 2018, the Funds’ names changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

2

Invesco KBW Bank ETF (KBWB)

April 30, 2018

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Regional Banks	44.3
Diversified Banks	38.7
Asset Management & Custody Banks	12.1
Consumer Finance	3.9
Thrifts & Mortgage Finance	1.0
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Asset Management & Custody Banks—12.1%
862,927	Bank of New York Mellon Corp. (The)	$47,038,151
449,459	Northern Trust Corp.	47,979,748
463,615	State Street Corp.	46,259,505

		141,277,404

	Consumer Finance—3.9%
502,530	Capital One Financial Corp.	45,539,269

	Diversified Banks—38.7%
3,066,208	Bank of America Corp.	91,740,943
1,303,818	Citigroup, Inc.	89,011,655
852,168	JPMorgan Chase & Co.	92,698,835
1,810,616	U.S. Bancorp	91,345,577
1,685,078	Wells Fargo & Co.	87,556,653

		452,353,663

	Regional Banks—44.3%
905,478	BB&T Corp.	47,809,238
967,701	Citizens Financial Group, Inc.	40,149,914
343,159	Comerica, Inc.	32,455,978
1,378,525	Fifth Third Bancorp	45,725,674
318,833	First Republic Bank	29,610,021
2,128,768	Huntington Bancshares, Inc.	31,739,931
2,106,244	KeyCorp	41,956,380
259,232	M&T Bank Corp.	47,250,217
687,564	People’s United Financial, Inc.	12,575,546
312,144	PNC Financial Services Group, Inc. (The)	45,451,288
2,229,123	Regions Financial Corp.	41,684,600
704,650	SunTrust Banks, Inc.	47,070,620
104,994	SVB Financial Group(b)	31,457,252
396,642	Zions Bancorporation	21,716,150

		516,652,809

Number of Shares		Value
	Common Stocks (continued)
	Thrifts & Mortgage Finance—1.0%
971,134	New York Community Bancorp, Inc.	$11,537,072

	Total Investments in Securities (Cost $1,183,973,852)—100.0%	1,167,360,217
	Other assets less liabilities—0.0%	178,464

	Net Assets—100.0%	$1,167,538,681

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco KBW High Dividend Yield Financial ETF (KBWD)

April 30, 2018

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Mortgage REITs	46.2
Asset Management & Custody Banks	27.1
Property & Casualty Insurance	6.3
Thrifts & Mortgage Finance	4.6
Regional Banks	4.4
Reinsurance	3.9
Investment Banking & Brokerage	3.8
Trading Companies & Distributors	2.1
Consumer Finance	1.6
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Asset Management & Custody Banks—27.1%
1,300,804	Arlington Asset Investment Corp., Class A(b)	$14,881,198
201,067	Artisan Partners Asset Management, Inc., Class A	6,464,304
2,172,562	BlackRock Capital Investment Corp.	13,708,866
89,905	Federated Investors, Inc., Class B	2,379,785
104,544	Invesco Ltd.(c)	3,028,640
97,805	Janus Henderson Group PLC (United Kingdom)	3,089,660
1,622,611	Medley Capital Corp.(b)	7,090,810
535,231	Newtek Business Services Corp.(b)	9,618,101
1,560,275	Prospect Capital Corp.(b)	9,892,143
476,000	Stellus Capital Investment Corp.(b)	6,059,480
976,469	THL Credit, Inc.	7,723,870

		83,936,857

	Consumer Finance—1.6%
363,624	Navient Corp.	4,821,654

	Investment Banking & Brokerage—3.8%
393,142	BGC Partners, Inc., Class A	5,252,377
53,730	Lazard Ltd., Class A	2,923,987
103,857	Virtu Financial, Inc., Class A(b)	3,738,852

		11,915,216

	Mortgage REITs—46.2%
677,434	AG Mortgage Investment Trust, Inc. REIT	11,977,033
640,453	AGNC Investment Corp. REIT	12,117,371
1,138,305	Annaly Capital Management, Inc. REIT	11,804,223
526,620	Apollo Commercial Real Estate Finance, Inc. REIT	9,489,692
679,458	Chimera Investment Corp. REIT	11,883,720
2,389,164	CYS Investments, Inc. REIT	17,130,306

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Mortgage REITs (continued)
1,895,911	Dynex Capital, Inc. REIT	$12,475,094
733,571	New Residential Investment Corp. REIT	12,822,821
2,436,661	Orchid Island Capital, Inc. REIT(b)	17,056,627
645,601	PennyMac Mortgage Investment Trust REIT	11,356,122
1,521,127	Western Asset Mortgage Capital Corp. REIT	15,135,214

		143,248,223

	Property & Casualty Insurance—6.3%
452,900	AmTrust Financial Services, Inc.	5,837,881
111,404	HCI Group, Inc.	4,666,714
114,534	Mercury General Corp.	5,237,640
185,531	Old Republic International Corp.	3,784,832

		19,527,067

	Regional Banks—4.4%
70,205	PacWest Bancorp	3,597,304
179,740	People’s United Financial, Inc.	3,287,444
102,983	United Bankshares, Inc.	3,496,273
270,025	Valley National Bancorp	3,388,814

		13,769,835

	Reinsurance—3.9%
1,590,481	Maiden Holdings Ltd.	12,167,180

	Thrifts & Mortgage Finance—4.6%
349,814	New York Community Bancorp, Inc.	4,155,790
240,974	Northwest Bancshares, Inc.	4,000,168
392,133	Oritani Financial Corp.	5,999,635

		14,155,593

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco KBW High Dividend Yield Financial ETF (KBWD) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Trading Companies & Distributors—2.1%
211,181	Triton International Ltd. (Bermuda)	$6,548,723

	Total Common Stocks & Other Equity Interests (Cost $319,181,078)	310,090,348

	Money Market Fund—0.1%
185,947	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(d) (Cost $185,947)	185,947

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $319,367,025)-100.1%	310,276,295

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—14.4%
44,793,576	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(d)(e) (Cost $44,793,576)	44,793,576

	Total Investments in Securities (Cost $364,160,601)—114.5%	355,069,871
	Other assets less liabilities—(14.5)%	(44,995,684)

	Net Assets—100.0%	$310,074,187

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at April 30, 2018.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco KBW Premium Yield Equity REIT ETF (KBWY)

April 30, 2018

(Unaudited)

Portfolio Composition
REIT Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Hotel & Resort	24.0
Retail	22.2
Health Care	19.3
Diversified	12.4
Specialized	11.3
Office	7.4
Residential	3.4
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Real Estate Investment Trusts—100.0%
	Diversified—12.4%
690,049	Gladstone Commercial Corp.	$11,965,450
1,145,463	Global NET Lease, Inc.	21,317,066
1,474,036	Lexington Realty Trust	11,851,249

		45,133,765

	Health Care—19.3%
1,181,691	MedEquities Realty Trust, Inc.	12,041,431
875,174	Medical Properties Trust, Inc.	11,184,724
2,095,496	New Senior Investment Group, Inc.	18,063,176
831,004	Sabra Health Care REIT, Inc.	15,215,683
895,256	Senior Housing Properties Trust	13,939,136

		70,444,150

	Hotel & Resort—24.0%
546,854	Apple Hospitality REIT, Inc.	9,837,904
2,079,755	Ashford Hospitality Trust, Inc.	14,308,714
1,138,311	Braemar Hotels & Resorts, Inc.	11,838,434
524,786	Chatham Lodging Trust	9,997,173
314,732	Chesapeake Lodging Trust	9,297,183
522,008	Hersha Hospitality Trust	9,803,310
422,771	Hospitality Properties Trust	10,518,543
393,510	LaSalle Hotel Properties	11,636,091

		87,237,352

	Office—7.4%
1,527,537	Franklin Street Properties Corp.	11,884,238
1,201,972	Government Properties Income Trust	15,012,630

		26,896,868

	Residential—3.4%
1,304,755	Independence Realty Trust, Inc.	12,264,697

	Retail—22.2%
1,643,238	DDR Corp.	11,913,475
728,835	Kite Realty Group Trust	10,728,451

Number of Shares		Value
	Real Estate Investment Trusts (continued)
	Retail (continued)
1,013,807	Pennsylvania Real Estate Investment Trust(b)	$9,813,652
834,197	Ramco-Gershenson Properties Trust	9,968,654
361,750	Tanger Factory Outlet Centers, Inc.(b)	7,940,413
3,066,153	Washington Prime Group, Inc.(b)	19,838,010
984,800	Whitestone	10,685,080

		80,887,735

	Specialized—11.3%
523,474	CoreCivic, Inc.	10,553,236
171,105	EPR Properties	9,414,197
1,186,340	Farmland Partners, Inc.	9,039,911
545,098	GEO Group, Inc. (The)	12,264,705

		41,272,049

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $403,835,310)-100.0%	364,136,616

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—6.4%
23,167,409	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(c)(d) (Cost $23,167,409)	23,167,409

	Total Investments in Securities (Cost $427,002,719)—106.4%	387,304,025
	Other assets less liabilities—(6.4)%	(23,345,207)

	Net Assets—100.0%	$363,958,818

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco KBW Premium Yield Equity REIT ETF (KBWY) (continued)

April 30, 2018

(Unaudited)

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at April 30, 2018.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco KBW Property & Casualty Insurance ETF (KBWP)

April 30, 2018

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Property & Casualty Insurance	77.7
Multi-line Insurance	11.7
Reinsurance	10.6
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Multi-line Insurance—11.7%
24,956	American Financial Group, Inc.	$2,825,518
32,936	Assurant, Inc.	3,057,120
35,692	Kemper Corp.	2,409,210

		8,291,848

	Property & Casualty Insurance—77.7%
61,024	Allstate Corp. (The)	5,969,368
135,952	AmTrust Financial Services, Inc.	1,752,421
31,902	Arch Capital Group Ltd.(b)	2,556,307
41,305	Aspen Insurance Holdings Ltd. (Bermuda)	1,753,397
57,053	Axis Capital Holdings Ltd.	3,349,011
39,670	Chubb Ltd.	5,382,029
73,331	Cincinnati Financial Corp.	5,158,103
26,087	Hanover Insurance Group, Inc. (The)	2,996,092
38,375	Mercury General Corp.	1,754,889
37,075	ProAssurance Corp.	1,753,647
97,778	Progressive Corp. (The)	5,895,036
30,681	RLI Corp.	1,941,494
40,723	Selective Insurance Group, Inc.	2,410,802
40,504	Travelers Cos., Inc. (The)	5,330,326
41,167	W.R. Berkley Corp.	3,069,411
66,533	XL Group Ltd. (Bermuda)	3,698,569

		54,770,902

	Reinsurance—10.6%
13,117	Everest Re Group Ltd.	3,051,932
58,691	Maiden Holdings Ltd.	448,986
21,944	RenaissanceRe Holdings Ltd. (Bermuda)	2,985,262
74,475	Third Point Reinsurance Ltd. (Bermuda)(b)	990,518

		7,476,698

	Total Common Stocks (Cost $66,802,942)	70,539,448

Number of Shares		Value
	Money Market Fund—0.0%
13,953	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(c) (Cost $13,953)	$13,953

	Total Investments in Securities (Cost $66,816,895)—100.0%	70,553,401
	Other assets less liabilities—(0.0)%	(25,169)

	Net Assets—100.0%	$70,528,232

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

This Fund has holdings greater than 10% of net assets in the following country:

Bermuda	13.4%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco KBW Regional Banking ETF (KBWR)

April 30, 2018

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Regional Banks	97.2
Thrifts & Mortgage Finance	2.8
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Regional Banks—97.2%
154,847	Associated Banc-Corp.	$4,095,703
111,454	BancorpSouth Bank	3,683,555
41,493	Bank of Hawaii Corp.	3,494,126
108,346	Bank of The Ozarks	5,070,593
84,606	BankUnited, Inc.	3,351,244
93,677	Boston Private Financial Holdings, Inc.	1,503,516
85,409	Brookline Bancorp, Inc.	1,417,789
82,875	Cathay General Bancorp	3,315,829
61,657	Chemical Financial Corp.	3,384,353
81,171	Columbia Banking System, Inc.	3,263,886
58,903	Commerce Bancshares, Inc.	3,741,519
56,263	Community Bank System, Inc.	3,164,794
53,828	Cullen/Frost Bankers, Inc.	6,160,615
122,465	CVB Financial Corp.	2,712,600
103,824	East West Bancorp, Inc.	6,916,755
242,713	F.N.B. Corp.	3,155,269
108,346	First Commonwealth Financial Corp.	1,640,358
108,685	First Financial Bancorp	3,363,801
73,975	First Financial Bankshares, Inc.	3,665,461
122,448	First Hawaiian, Inc.	3,373,442
178,627	First Horizon National Corp.	3,268,874
114,514	First Midwest Bancorp, Inc.	2,783,835
188,002	Fulton Financial Corp.	3,177,234
87,477	Glacier Bancorp, Inc.	3,239,273
65,819	Hancock Holding Co.	3,215,258
148,014	Home BancShares, Inc.	3,439,845
150,634	Hope Bancorp, Inc.	2,604,462
42,114	IBERIABANK Corp.	3,156,444
252,062	Investors Bancorp, Inc.	3,370,069
82,976	MB Financial, Inc.	3,536,437
169,047	Old National Bancorp	2,907,608
108,984	PacWest Bancorp	5,584,340
52,716	Pinnacle Financial Partners, Inc.	3,376,460
81,001	Popular, Inc.	3,749,536
45,371	Prosperity Bancshares, Inc.	3,256,277
46,467	Signature Bank/New York NY(b)	5,908,279
146,359	Sterling Bancorp	3,476,026
69,023	Synovus Financial Corp.	3,607,832

Number of Shares		Value
	Common Stocks (continued)
	Regional Banks (continued)
152,594	TCF Financial Corp.	$3,788,909
37,725	Texas Capital Bancshares, Inc.(b)	3,721,571
75,394	Trustmark Corp.	2,360,586
46,614	UMB Financial Corp.	3,569,700
159,683	Umpqua Holdings Corp.	3,762,131
95,855	United Bankshares, Inc.	3,254,277
341,469	Valley National Bancorp	4,285,436
62,346	Webster Financial Corp.	3,752,606
58,208	Western Alliance Bancorp(b)	3,433,108
40,266	Wintrust Financial Corp.	3,601,794

		169,663,415

	Thrifts & Mortgage Finance—2.8%
74,233	Provident Financial Services, Inc.	1,938,966
95,577	Washington Federal, Inc.	3,034,570

		4,973,536

	Total Common Stocks (Cost $172,078,167)	174,636,951

	Money Market Fund—0.0%
8,840	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(c) (Cost $8,840)	8,840

	Total Investments in Securities (Cost $172,087,007)—100.0%	174,645,791
	Other assets less liabilities—(0.0)%	(8,760)

	Net Assets—100.0%	$174,637,031

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Statements of Assets and Liabilities

April 30, 2018

(Unaudited)

	Invesco KBW Bank ETF (KBWB)	Invesco KBW High Dividend Yield Financial ETF (KBWD)
Assets:
Unaffiliated investments in securities, at value(a)	$1,167,360,217	$307,061,708
Affiliated investments in securities, at value	—	48,008,163
Receivables:
Investments sold	5,589,053	—
Dividends	613,964	512,468
Securities lending	—	56,001

Total Assets	1,173,563,234	355,638,340

Liabilities:
Due to custodian	107,368	—
Payables:
Shares repurchased	5,588,178	—
Investments purchased	—	681,959
Collateral upon return of securities loaned	—	44,793,576
Accrued unitary management fees	329,007	88,618

Total Liabilities	6,024,553	45,564,153

Net Assets	$1,167,538,681	$310,074,187

Net Assets Consist of:
Shares of beneficial interest	$1,106,969,186	$374,887,917
Undistributed net investment income	1,775,706	(3,034,999)
Undistributed net realized gain (loss)	75,407,424	(52,688,001)
Net unrealized appreciation (depreciation)	(16,613,635)	(9,090,730)

Net Assets	$1,167,538,681	$310,074,187

Shares outstanding (unlimited amount authorized, $0.01 par value)	21,150,000	13,550,000
Net asset value	$55.20	$22.88

Market price	$55.24	$22.91

Unaffiliated investments in securities, at cost	$1,183,973,852	$315,849,519

Affiliated investments in securities, at cost	$—	$48,311,082

(a) Includes securities on loan with an aggregate value of:	$—	$42,957,808

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco KBW Premium Yield Equity REIT ETF (KBWY)	Invesco KBW Property & Casualty Insurance ETF (KBWP)	Invesco KBW Regional Banking ETF (KBWR)

$364,136,616	$70,539,448	$174,636,951
23,167,409	13,953	8,840

—	3,093,554	—
1,725,457	4	40,350
3,645	—	—

389,033,127	73,646,959	174,686,141

357,116	—	—

—	3,098,266	—
1,446,485	—	—
23,167,409	—	—
103,299	20,461	49,110

25,074,309	3,118,727	49,110

$363,958,818	$70,528,232	$174,637,031

$432,280,249	$60,596,929	$173,727,986
(3,104,028)	171,291	259,981
(25,518,709)	6,023,506	(1,909,720)
(39,698,694)	3,736,506	2,558,784

$363,958,818	$70,528,232	$174,637,031

11,550,000	1,150,000	3,050,000
$31.51	$61.33	$57.26

$31.59	$61.33	$57.33

$403,835,310	$66,802,942	$172,078,167

$23,167,409	$13,953	$8,840

$21,565,228	$—	$—

11

Statements of Operations

For the six months ended April 30, 2018

(Unaudited)

	Invesco KBW Bank ETF (KBWB)	Invesco KBW High Dividend Yield Financial ETF (KBWD)
Investment Income:
Unaffiliated dividend income	$10,879,155	$11,912,868
Affiliated dividend income	177	62,437
Securities lending income	—	448,430
Foreign withholding tax	—	—

Total Income	10,879,332	12,423,735

Expenses:
Unitary management fees	1,921,673	544,426

Less: Waivers	(532)	(310)

Net Expenses	1,921,141	544,116

Net Investment Income	8,958,191	11,879,619

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(899,533)	1,563,473
In-kind redemptions	78,229,040	14,112,117

Net realized gain (loss)	77,329,507	15,675,590

Net change in unrealized appreciation (depreciation) on investment securities	(33,469,901)	(19,308,793)

Net realized and unrealized gain (loss)	43,859,606	(3,633,203)

Net increase (decrease) in net assets resulting from operations	$52,817,797	$8,246,416

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco KBW Premium Yield Equity REIT ETF (KBWY)	Invesco KBW Property & Casualty Insurance ETF (KBWP)	Invesco KBW Regional Banking ETF (KBWR)

$12,213,246	$1,329,707	$1,541,877
149,192	374	679
34,329	—	—
—	—	(3,887)

12,396,767	1,330,081	1,538,669

645,668	143,344	265,758

(475)	(57)	(104)

645,193	143,287	265,654

11,751,574	1,186,794	1,273,015

(13,782,715)	(766,199)	(820,082)
4,390,300	7,357,889	622,633

(9,392,415)	6,591,690	(197,449)

(44,606,486)	(4,897,994)	4,867,155

(53,998,901)	1,693,696	4,669,706

$(42,247,327)	$2,880,490	$5,942,721

13

Statements of Changes in Net Assets

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco KBW Bank ETF (KBWB)		Invesco KBW High Dividend Yield Financial ETF (KBWD)
	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017
Operations:
Net investment income	$8,958,191	$13,069,943	$11,879,619	$21,969,300
Net realized gain (loss)	77,329,507	154,375,709	15,675,590	11,868,801
Net change in unrealized appreciation (depreciation)	(33,469,901)	27,468,968	(19,308,793)	9,290,576

Net increase (decrease) in net assets resulting from operations	52,817,797	194,914,620	8,246,416	43,128,677

Distributions to Shareholders from:
Net investment income	(9,210,551)	(11,970,916)	(14,914,618)	(22,432,879)
Return of capital	—	—	—	(2,226,939)

Total distributions to shareholders	(9,210,551)	(11,970,916)	(14,914,618)	(24,659,818)

Shareholder Transactions:
Proceeds from shares sold	1,172,615,978	2,366,524,964	75,750,098	178,272,224
Value of shares repurchased	(980,736,089)	(2,047,550,740)	(78,795,739)	(98,332,179)

Net increase (decrease) in net assets resulting from shares transactions	191,879,889	318,974,224	(3,045,641)	79,940,045

Increase (Decrease) in Net Assets	235,487,135	501,917,928	(9,713,843)	98,408,904

Net Assets:
Beginning of period	932,051,546	430,133,618	319,788,030	221,379,126

End of period	$1,167,538,681	$932,051,546	$310,074,187	$319,788,030

Undistributed net investment income at end of period	$1,775,706	$2,028,066	$(3,034,999)	$—

Changes in Shares Outstanding:
Shares sold	21,200,000	49,150,000	3,250,000	7,600,000
Shares repurchased	(17,850,000)	(42,550,000)	(3,350,000)	(4,250,000)
Shares outstanding, beginning of period	17,800,000	11,200,000	13,650,000	10,300,000

Shares outstanding, end of period	21,150,000	17,800,000	13,550,000	13,650,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco KBW Premium Yield Equity REIT ETF (KBWY)		Invesco KBW Property & Casualty Insurance ETF (KBWP)		Invesco KBW Regional Banking ETF (KBWR)
April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017

$11,751,574	$11,722,507	$1,186,794	$1,873,891	$1,273,015	$3,224,542
(9,392,415)	11,800,757	6,591,690	5,219,521	(197,449)	41,007,368
(44,606,486)	8,428,010	(4,897,994)	7,305,099	4,867,155	(12,499,936)

(42,247,327)	31,951,274	2,880,490	14,398,511	5,942,721	31,731,974

(14,855,602)	(20,246,066)	(1,288,007)	(1,799,966)	(1,359,388)	(3,136,776)
—	—	—	—	—	—

(14,855,602)	(20,246,066)	(1,288,007)	(1,799,966)	(1,359,388)	(3,136,776)

89,112,324	250,699,457	12,116,270	58,787,740	40,344,714	301,117,371
(49,071,921)	(69,808,620)	(41,642,264)	(35,934,148)	(19,145,085)	(317,540,491)

40,040,403	180,890,837	(29,525,994)	22,853,592	21,199,629	(16,423,120)

(17,062,526)	192,596,045	(27,933,511)	35,452,137	25,782,962	12,172,078

381,021,344	188,425,299	98,461,743	63,009,606	148,854,069	136,681,991

$363,958,818	$381,021,344	$70,528,232	$98,461,743	$174,637,031	$148,854,069

$(3,104,028)	$—	$171,291	$272,504	$259,981	$346,354

2,550,000	6,750,000	200,000	1,050,000	700,000	5,500,000
(1,400,000)	(1,900,000)	(700,000)	(650,000)	(350,000)	(5,900,000)
10,400,000	5,550,000	1,650,000	1,250,000	2,700,000	3,100,000

11,550,000	10,400,000	1,150,000	1,650,000	3,050,000	2,700,000

15

Financial Highlights

Invesco KBW Bank ETF (KBWB)

	Six Month Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$52.36		$38.40	$37.43	$37.12	$33.00	$25.44
Net investment income(a)	0.45		0.77	0.68	0.66	0.55	0.45
Net realized and unrealized gain on investments	2.87		13.92	0.98	0.22	4.11	7.52
Total from investment operations	3.32		14.69	1.66	0.88	4.66	7.97
Distributions to shareholders from:
Net investment income	(0.48)		(0.73)	(0.69)	(0.55)	(0.54)	(0.41)
Net realized gains	—		—	—	(0.02)	—	—
Total distributions	(0.48)		(0.73)	(0.69)	(0.57)	(0.54)	(0.41)
Net asset value at end of period	$55.20		$52.36	$38.40	$37.43	$37.12	$33.00
Market price at end of period(b)	$55.24		$52.39	$38.44	$37.49	$37.13	$33.03
Net Asset Value Total Return(c)	6.32%		38.42%	4.61%	2.35%	14.16%	31.51%
Market Price Total period(c)	6.34%		38.36%	4.55%	2.49%	14.09%	31.52%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,167,539		$932,052	$430,134	$559,632	$289,536	$150,169
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.63	%(d)	1.60%	1.92%	1.74%	1.55%	1.51%
Portfolio turnover rate(e)	4%		9%	12%	17%	5%	8%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco KBW High Dividend Yield Financial ETF (KBWD)

	Six Month Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014		2013
Per Share Operating Performance:
Net asset value at beginning of period	$23.43		$21.49	$22.39	$25.81	$25.20		$23.91
Net investment income(a)	0.87		1.84	1.57	1.75	2.04	(b)	1.90
Net realized and unrealized gain (loss) on investments	(0.32)		2.16	(0.53)	(3.22)	0.62		1.37
Total from investment operations	0.55		4.00	1.04	(1.47)	2.66		3.27
Distributions to shareholders from:
Net investment income	(1.10)		(1.88)	(1.81)	(1.87)	(2.05)		(1.98)
Return of capital	—		(0.18)	(0.13)	(0.08)	—		—
Total distributions	(1.10)		(2.06)	(1.94)	(1.95)	(2.05)		(1.98)
Net asset value at end of period	$22.88		$23.43	$21.49	$22.39	$25.81		$25.20
Market price at end of period(c)	$22.91		$23.46	$21.51	$22.39	$25.82		$25.24
Net Asset Value Total Return(d)	2.40%		18.95%	5.46%	(6.08)%	11.05%		14.21%
Market Price Total Return(d)	2.40%		18.99%	5.56%	(6.12)%	10.91%		14.62%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$310,074		$319,788	$221,379	$277,692	$272,257		$234,348
Ratio to average net assets of:
Expenses(e)	0.35	%(f)	0.35%	0.35%	0.35%	0.35%		0.37%
Net investment income	7.64	%(f)	7.77%	7.45%	7.15%	8.00	%(b)	7.64%
Portfolio turnover rate(g)	35%		52%	113%	49%	30%		37%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend during the year. Net investment income per share and the ratio of net investment income to average net excluding the significant dividend are $1.90 and 7.47%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

Invesco KBW Premium Yield Equity REIT ETF (KBWY)

	Six Month Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$36.64		$33.95	$31.51	$33.83	$31.32	$27.13
Net investment income(a)	1.05		1.49	1.40	1.19	1.07	0.89
Net realized and unrealized gain (loss) on investments	(4.85)		3.78	3.36	(1.80)	3.01	4.76
Total from investment operations	(3.80)		5.27	4.76	(0.61)	4.08	5.65
Distributions to shareholders from:
Net investment income	(1.33)		(2.58)	(2.32)	(1.71)	(1.57)	(1.46)
Net asset value at end of period	$31.51		$36.64	$33.95	$31.51	$33.83	$31.32
Market price at end of period(b)	$31.59		$36.67	$33.95	$31.52	$33.82	$31.38
Net Asset Value Total Return(c)	(10.48)%		15.71%	15.68%	(1.94)%	13.51%	21.11%
Market Price Total Return(c)	(10.33)%		15.79%	15.64%	(1.88)%	13.27%	21.42%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$363,959		$381,021	$188,425	$110,279	$98,103	$68,908
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.36%
Net investment income	6.37	%(d)	4.04%	4.18%	3.58%	3.39%	2.85%
Portfolio turnover rate(e)	45%		61%	87%	25%	27%	21%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco KBW Property & Casualty Insurance ETF (KBWP)

	Six Month Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$59.67		$50.41	$48.24	$41.27	$38.07	$30.25
Net investment income(a)	0.87		1.12	1.08	0.75	0.88	0.59
Net realized and unrealized gain on investments	1.61		9.23	2.06	7.10	3.29	8.09
Total from investment operations	2.48		10.35	3.14	7.85	4.17	8.68
Distributions to shareholders from:
Net investment income	(0.82)		(1.09)	(0.93)	(0.78)	(0.92)	(0.86)
Net realized gains	—		—	(0.04)	(0.10)	(0.05)	—
Total distributions	(0.82)		(1.09)	(0.97)	(0.88)	(0.97)	(0.86)
Net asset value at end of period	$61.33		$59.67	$50.41	$48.24	$41.27	$38.07
Market price at end of period(b)	$61.33		$59.68	$50.44	$48.36	$41.27	$38.09
Net Asset Value Total Return(c)	4.20%		20.68%	6.63%	19.31%	11.17%	29.33%
Market Price Total Return(c)	4.18%		20.63%	6.43%	19.60%	11.12%	29.44%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$70,528		$98,462	$63,010	$86,828	$10,319	$20,937
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.36%
Net investment income	2.90	%(d)	1.97%	2.23%	1.69%	2.30%	1.69%
Portfolio turnover rate(e)	8%		16%	20%	35%	4%	12%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Financial Highlights (continued)

Invesco KBW Regional Banking ETF (KBWR)

	Six Month Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$55.13		$44.09	$42.40	$39.21	$36.92	$27.67
Net investment income(a)	0.47		0.94	0.87	0.80	0.68	0.66
Net realized and unrealized gain on investments	2.18		10.96	1.63	3.17	2.28	9.12
Total from investment operations	2.65		11.90	2.50	3.97	2.96	9.78
Distributions to shareholders from:
Net investment income	(0.52)		(0.86)	(0.81)	(0.78)	(0.67)	(0.53)
Net asset value at end of period	$57.26		$55.13	$44.09	$42.40	$39.21	$36.92
Market price at end of period(b)	$57.33		$55.20	$44.15	$42.42	$39.21	$36.96
Net Asset Value Total Return(c)	4.80%		27.06%	6.05%	10.24%	8.03%	35.80%
Market Price Total Return(c)	4.80%		27.05%	6.14%	10.29%	7.91%	35.94%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$174,637		$148,854	$136,682	$52,996	$35,292	$33,225
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.68	%(d)	1.75%	2.11%	1.97%	1.80%	2.05%
Portfolio turnover rate(e)	12%		21%	23%	25%	13%	7%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2018

(Unaudited)

Note 1. Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”), formerly PowerShares Exchange-Traded Fund Trust II, was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco KBW Bank ETF (KBWB)	“KBW Bank ETF”
Invesco KBW High Dividend Yield Financial ETF (KBWD)	“KBW High Dividend Yield Financial ETF”
Invesco KBW Premium Yield Equity REIT ETF (KBWY)	“KBW Premium Yield Equity REIT ETF”
Invesco KBW Property & Casualty Insurance ETF (KBWP)	“KBW Property & Casualty Insurance ETF”
Invesco KBW Regional Banking ETF (KBWR)	“KBW Regional Banking ETF”

Effective June 4, 2018, the Funds’ names changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The NASDAQ Stock Market LLC.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
KBW Bank ETF	KBW Nasdaq Bank Index
KBW High Dividend Yield Financial ETF	KBW Nasdaq Financial Sector Dividend Yield Index
KBW Premium Yield Equity REIT ETF	KBW Nasdaq Premium Yield Equity REIT Index
KBW Property & Casualty Insurance ETF	KBW Nasdaq Property & Casualty Index
KBW Regional Banking ETF	KBW Nasdaq Regional Banking Index

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

19

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”), formerly Invesco PowerShares Capital Management LLC, determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the Shares. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other AP is able to step forward to create or redeem Creation Units, that Fund’s Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

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Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. KBW Bank ETF and KBW Property & Casualty Insurance ETF are non-diversified and each can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

High Dividend Paying Securities Risk. KBW High Dividend Yield Financial ETF and KBW Premium Yield Equity REIT ETF invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an Underlying Index and the capital resources available for such companies’ dividend payments may affect a Fund.

Small- and Mid-Capitalization Company Risk. For KBW High Dividend Yield Financial ETF, KBW Premium Yield Equity REIT ETF and KBW Property & Casualty Insurance ETF, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

REIT Risk. For KBW High Dividend Yield Financial ETF and KBW Premium Yield Equity REIT ETF, although the Funds will not invest in real estate directly, the REITs in which the Funds invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.
C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

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The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund (except for KBW High Dividend Yield Financial ETF and KBW Premium Yield Equity REIT ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. KBW High Dividend Yield Financial ETF and KBW Premium Yield Equity REIT ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

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I. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

J. Securities Lending

During the six-month period ended April 30, 2018, KBW High Dividend Yield Financial ETF and KBW Premium Yield Equity REIT ETF participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.35% of each Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Further, through August 31, 2020, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

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For the six-month period ended April 30, 2018, the Adviser waived fees for each Fund in the following amounts:

KBW Bank ETF	$532
KBW High Dividend Yield Financial ETF	310
KBW Premium Yield Equity REIT ETF	475
KBW Property & Casualty Insurance ETF	57
KBW Regional Banking ETF	104

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with Keefe, Bruyette & Woods, Inc. (the “Licensor”). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Funds. The tables below show certain Funds’ transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended April 30, 2018.

KBW High Dividend Yield Financial ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2018	Dividend Income
Invesco Ltd.	$4,002,539	$1,119,774	$(1,422,953)	$(780,023)	$109,303	$3,028,640	$60,551

The 1940 Act defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund listed below has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows KBW Premium Yield Equity REIT ETF’s transactions in, and earnings from, investment in affiliates (excluding affiliated money market funds) for the six-month period ended April 30, 2018.

KBW Premium Yield Equity REIT ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2018	Dividend Income
Global Medical REIT, Inc.*	$16,128,119	$—	$(15,597,377)	$743,993	$(1,274,735)	$—	$146,047

*	At April 30, 2018, this security was no longer held.

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period),

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unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six-month period ended April 30, 2018, there were no transfers between valuation levels.

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2017, as follows:

	Post-effective/no expiration
	Short-Term	Long-Term	Total*
KBW Bank ETF	$39,359	$1,003,947	$1,043,306
KBW High Dividend Yield Financial ETF	19,779,449	42,360,254	62,139,703
KBW Premium Yield Equity REIT ETF	5,440,119	3,145,633	8,585,752
KBW Property & Casualty Insurance ETF	196,101	11,187	207,288
KBW Regional Banking ETF	1,137,640	274,634	1,412,274

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended April 30, 2018, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
KBW Bank ETF	$54,247,654	$49,091,572
KBW High Dividend Yield Financial ETF	112,153,543	107,543,329
KBW Premium Yield Equity REIT ETF	171,756,421	168,771,469
KBW Property & Casualty Insurance ETF	6,248,938	7,805,642
KBW Regional Banking ETF	19,069,779	19,671,958

For the six-month period ended April 30, 2018, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
KBW Bank ETF	$1,158,957,275	$972,237,927
KBW High Dividend Yield Financial ETF	60,850,635	67,689,627
KBW Premium Yield Equity REIT ETF	85,758,939	48,322,520
KBW Property & Casualty Insurance ETF	12,104,120	40,158,661
KBW Regional Banking ETF	40,307,292	18,599,853

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

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At April 30, 2018, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost
KBW Bank ETF	$25,225,570	$(42,717,982)	$(17,492,412)	$1,184,852,629
KBW High Dividend Yield Financial ETF	15,393,656	(30,708,274)	(15,314,618)	370,384,489
KBW Premium Yield Equity REIT ETF	6,429,317	(53,668,553)	(47,239,236)	434,543,261
KBW Property & Casualty Insurance ETF	7,902,058	(4,526,448)	3,375,610	67,177,791
KBW Regional Banking ETF	9,352,650	(7,093,863)	2,258,787	172,387,004

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Fees and Expenses

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2018.

In addition to the fees and expenses which the Invesco KBW High Dividend Yield Financial ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly are included in the Portfolio’s total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco KBW Bank ETF (KBWB)
Actual	$1,000.00	$1,063.20	0.35%	$1.79
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
Invesco KBW High Dividend Yield Financial ETF (KBWD)
Actual	1,000.00	1,024.00	0.35	1.76
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
Invesco KBW Premium Yield Equity REIT ETF (KBWY)
Actual	1,000.00	895.20	0.35	1.64
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
Invesco KBW Property & Casualty Insurance ETF (KBWP)
Actual	1,000.00	1,042.00	0.35	1.77
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76

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Fees and Expenses (continued)

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco KBW Regional Banking ETF (KBWR)
Actual	$1,000.00	$1,048.00	0.35%	$1.78
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2018. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 19, 2018, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 70 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA Momentum & Low Volatility Rotation Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares DWA Tactical International Rotation Portfolio

PowerShares DWA Tactical Multi-Asset Income Portfolio

PowerShares DWA Tactical Sector Rotation Portfolio

PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack Achievers™ Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Russell 1000 Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

PowerShares S&P 500 Enhanced Value Portfolio

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Low Volatility Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500 Momentum Portfolio

PowerShares S&P 500 Value With Momentum Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P Emerging Markets Momentum Portfolio

PowerShares S&P International Developed High Dividend Low Volatility Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P International Developed Momentum Portfolio

PowerShares S&P International Developed Quality Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Quality Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares Taxable Municipal Bond Portfolio

PowerShares Treasury Collateral Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Also at the April 19, 2018 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers,

Effective June 4, 2018, the Trust and the PowerShares Funds became the Invesco ETFs and Invesco PowerShares Capital Management LLC became Invesco Capital Management LLC.

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser from its relationships with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio and PowerShares DWA Tactical International Rotation Portfolio, each of which had not commenced operations as of December 31, 2017) and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2017, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s Global Performance Measurement and Risk Group, an independent organization within Invesco, with respect to general expected tracking error ranges. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the since-inception and three-year periods for PowerShares Global Short Term High Yield Bond Portfolio, the three-year period for PowerShares LadderRite 0-5 Year Corporate Bond Portfolio, the five-year period for PowerShares New York AMT-Free Municipal Bond Portfolio and the one-year period for PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio’s, PowerShares New York AMT-Free Municipal Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for each such Fund’s correlation going forward. The Trustees noted that, for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including, for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses (including Acquired Fund Fees and Expenses, if any).

30

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

0.08%	PowerShares Treasury Collateral Portfolio

0.13%	PowerShares S&P 500 Enhanced Value Portfolio, PowerShares S&P 500 Momentum Portfolio (the Trustees noted that, prior to January 1, 2018, PowerShares S&P 500 Enhanced Value Portfolio’s and PowerShares S&P 500 Momentum Portfolio’s unitary advisory fee was 0.25%)

0.15%	PowerShares DWA Momentum & Low Volatility Rotation Portfolio, PowerShares DWA Tactical Sector Rotation Portfolio

0.20%:	PowerShares Russell 1000 Equal Weight Portfolio

0.22%:	PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

0.25%:	PowerShares 1-30 Laddered Treasury Portfolio, PowerShares DWA Tactical Multi-Asset Income Portfolio, PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:	PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares Taxable Municipal Bond Portfolio

0.29%:	PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, PowerShares S&P International Developed Quality Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Quality Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:	PowerShares DWA Tactical International Rotation Portfolio, PowerShares S&P 500 Value With Momentum Portfolio, PowerShares S&P 500® High Dividend Low Volatility Portfolio, PowerShares S&P International Developed High Dividend Low Volatility Portfolio, PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

0.35%:	PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Russell 1000 Low Beta Equal Weight Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed Momentum Portfolio

0.45%:	PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE International Low Beta Equal Weight Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P Emerging Markets Momentum Portfolio

0.49%:	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

0.50%:	PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Variable Rate Preferred Portfolio

0.55%	PowerShares International BuyBack AchieversTM Portfolio

0.60%:	PowerShares DWA SmallCap Momentum Portfolio

0.65%:	PowerShares Senior Loan Portfolio

0.75%:	PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:	PowerShares DWA Developed Markets Momentum Portfolio

0.90%:	PowerShares DWA Emerging Markets Momentum Portfolio

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds.

The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds (except for PowerShares DWA Momentum & Low Volatility Rotation Portfolio) were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees noted that the net expense ratio for PowerShares DWA Momentum & Low Volatility Rotation Portfolio was higher than the median net expense ratio of its open-end actively-managed peer funds.

31

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median[3]
PowerShares 1-30 Laddered Treasury Portfolio			X
PowerShares California AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares CEF Income Composite Portfolio	N/A	X	X
PowerShares Chinese Yuan Dim Sum Bond Portfolio	X	N/A	X
PowerShares DWA Developed Markets Momentum Portfolio			X
PowerShares DWA Emerging Markets Momentum Portfolio			X
PowerShares DWA Momentum & Low Volatility Rotation Portfolio	N/A	N/A	X
PowerShares DWA SmallCap Momentum Portfolio		X	X
PowerShares DWA Tactical International Rotation Portfolio			N/A
PowerShares DWA Tactical Multi-Asset Income Portfolio	N/A	N/A	X
PowerShares DWA Tactical Sector Rotation Portfolio	X	N/A	N/A
PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares Emerging Markets Infrastructure Portfolio		N/A	X
PowerShares Emerging Markets Sovereign Debt Portfolio			X
PowerShares FTSE International Low Beta Equal Weight Portfolio	X		X
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	X		X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		X	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	X		X
PowerShares FTSE RAFI Emerging Markets Portfolio	X		X
PowerShares Fundamental High Yield® Corporate Bond Portfolio		N/A	X
PowerShares Fundamental Investment Grade Corporate Bond Portfolio			X
PowerShares Global Agriculture Portfolio		N/A	X
PowerShares Global Clean Energy Portfolio		N/A	X
PowerShares Global Gold and Precious Metals Portfolio		N/A	X
PowerShares Global Short Term High Yield Bond Portfolio	X	N/A	X
PowerShares Global Water Portfolio		N/A	X
PowerShares International BuyBack AchieversTM Portfolio			X
PowerShares International Corporate Bond Portfolio			X
PowerShares KBW Bank Portfolio	X		X
PowerShares KBW High Dividend Yield Financial Portfolio	X		X
PowerShares KBW Premium Yield Equity REIT Portfolio	X		X
PowerShares KBW Property & Casualty Insurance Portfolio	X		X
PowerShares KBW Regional Banking Portfolio	X		X
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio			X
PowerShares National AMT-Free Municipal Bond Portfolio			X
PowerShares New York AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares Preferred Portfolio		N/A	X
PowerShares Russell 1000 Equal Weight Portfolio	X		X
PowerShares Russell 1000 Low Beta Equal Weight Portfolio			X
PowerShares S&P 500 Enhanced Value Portfolio		X	X
PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio			X
PowerShares S&P 500 High Beta Portfolio			X
PowerShares S&P 500® High Dividend Low Volatility Portfolio	X	X	X

32

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median[3]
PowerShares S&P 500® Low Volatility Portfolio			X
PowerShares S&P 500 Momentum Portfolio	X	X	X
PowerShares S&P 500 Value With Momentum Portfolio			X
PowerShares S&P Emerging Markets Low Volatility Portfolio	X	X	X
PowerShares S&P Emerging Markets Momentum Portfolio	X	X	X
PowerShares S&P International Developed High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed Momentum Portfolio	X		X
PowerShares S&P International Developed Quality Portfolio	X		X
PowerShares S&P MidCap Low Volatility Portfolio	X		X
PowerShares S&P SmallCap Consumer Discretionary Portfolio	X		X
PowerShares S&P SmallCap Consumer Staples Portfolio	X		X
PowerShares S&P SmallCap Energy Portfolio	X		X
PowerShares S&P SmallCap Financials Portfolio	X		X
PowerShares S&P SmallCap Health Care Portfolio	X		X
PowerShares S&P SmallCap High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Industrials Portfolio	X		X
PowerShares S&P SmallCap Information Technology Portfolio	X	X	X
PowerShares S&P SmallCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Materials Portfolio	X		X
PowerShares S&P SmallCap Quality Portfolio	X	X	X
PowerShares S&P SmallCap Utilities Portfolio	X	X	X
PowerShares Senior Loan Portfolio		N/A	X
PowerShares Taxable Municipal Bond Portfolio		N/A	X
PowerShares Treasury Collateral Portfolio	X	X	X
PowerShares Variable Rate Preferred Portfolio		X	X
PowerShares VRDO Tax-Free Weekly Portfolio		N/A	X

[1]	The information provided by the Adviser indicated that certain Funds did not have any comparable ETF peers. Those Funds have been designated in this column with an “N/A” for not available.

[2]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

[3]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end active fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares DWA Developed Markets Momentum Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares Senior Loan Portfolio, PowerShares Taxable Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio’s advisory fees and total expenses and the Lipper peer data. The Adviser explained in detail its view that it believes that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, noting, in particular, the unique underlying investment strategy and complexity of each Fund, the limited number of peers in the Lipper data, and/or the differing pricing philosophy of certain of the peers.

The Trustees also reviewed the fees, and any difference in fees, between each Fund that is structured as a fund-of-funds and invests in funds that comprise an index developed by Dorsey Wright & Associates, LLC (“DWA Fund-of-Funds”). The Trustees noted that the unitary advisory fees for the DWA Fund-of-Funds vary from 15 to 30 basis points. The Trustees considered the Adviser’s explanation

33

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

that the applicable license fee the Adviser pays with respect to each DWA Fund-of-Fund is dependent on the underlying funds in which the DWA Fund-of-Fund invests and that after payment of such license fee the variance between each DWA Fund-of-Fund’s unitary advisory fee is less. The Trustees noted that the unitary advisory fee for PowerShares DWA Tactical International Rotation Portfolio was higher than the unitary advisory fee for the other DWA Fund-of-Funds, reflecting, in part, its ability to invest, at times, in non-affiliated funds.

The Trustees considered that the Adviser had agreed to waive a portion of its unitary advisory fee, at least until February 28, 2020, for PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P Emerging Markets Momentum Portfolio, PowerShares S&P International Developed Low Volatility Portfolio and PowerShares S&P International Developed Momentum Portfolio.

The Trustees determined that each Fund’s unitary advisory fee was reasonable, noting the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s operating expenses was attributable to a license fee payable out of the unitary advisory fee charged to that Fund. The Board concluded that the unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund, other than PowerShares DWA Tactical International Rotation Portfolio and PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio. (The Trustees did not consider the estimated profitability of the Adviser in managing these Funds because they had not yet commenced operations as of December 31, 2017.) The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the unitary advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio at a meeting held on April 19, 2018. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage PowerShares Senior Loan Portfolio’s and PowerShares Treasury Collateral Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

34

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc. and Invesco Advisers, Inc. and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, the Trustees considered the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio was reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, except that Invesco Advisers, Inc. noted that it receives management fees from money market funds into which the Funds’ excess cash may be invested. The Trustees noted that the Adviser waives its fees on assets invested under such arrangement in amounts equal to fees received by Invesco Advisers, Inc. on the Funds’ assets invested in the money market funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio. No single factor was determinative in the Board’s analysis.

35

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s Form N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com.

©2018 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-KBW-SAR-1	invesco.com/us

Invesco Semi-Annual Report to Shareholders

April 30, 2018

BKLN	Invesco Senior Loan ETF

Effective June 4, 2018, the Fund’s name changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

2

Invesco Senior Loan ETF (BKLN)

April 30, 2018

(Unaudited)

Portfolio Composition
Credit Quality Rating Breakdown* (% of the Fund’s Net Assets) as of April 30, 2018
Baa2	2.5
Baa3	7.0
Ba1	9.0
Ba2	11.6
Ba3	24.8
B1	17.9
B2	15.1
B3	1.5
Caa1	1.4
Caa2	2.2
Money Market Fund Plus Other Assets Less Liabilities	7.0

*	Source: Moody’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody’s rating methodology, please visit moodys.com and select “Rating Methodologies” under Research and Ratings on the homepage.

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests—90.7%(a)(b)
	Advertising—1.8%
$58,555,790	Acosta, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.151%	09/26/2021	$48,055,273
53,017,055	Karman Buyer Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.151	07/23/2021	50,885,504
46,603,546	Red Ventures LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.901	11/08/2024	47,238,520

				146,179,297

	Aerospace/Defense—1.2%
102,595,331	TransDigm, Inc., Term Loan F (1 mo. USD LIBOR + 2.75%)	4.790	06/09/2023	103,154,989

	Airlines—0.0%
91,139	American Airlines, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	3.900	06/27/2020	91,389

	Beverages—0.7%
60,066,498	Keurig Green Mountain, Inc., Term Loan A (3 mo. USD LIBOR + 1.50%)	3.250	03/03/2021	60,053,884

	Building Materials—0.8%
68,592,268	Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.651	11/15/2023	68,966,439

	Chemicals—1.1%
30,867,945	Axalta Coating Systems U.S. Holdings, Inc., Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	4.052	06/01/2024	31,027,533
59,108,311	H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	3.897	10/20/2024	59,366,910

				90,394,443

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Senior Loan ETF (BKLN) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests (continued)
	Commercial Services—3.8%
$62,907,549	Allied Universal Holdco LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	6.052%	07/28/2022	$61,832,774
55,603,905	PAREXEL International Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	4.651	09/27/2024	55,856,069
98,585,686	Prime Security Services Borrower LLC, First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	4.651	05/02/2022	99,325,079
42,532,594	Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.651	02/06/2024	41,309,782
55,633,367	Trans Union LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	3.901	04/09/2023	55,860,907

				314,184,611

	Computers—7.3%
	Dell International LLC
116,400,946	Term Loan A-2 (1 mo. USD LIBOR + 1.75%)	3.660	09/07/2021	116,681,472
125,821,305	Term Loan B (1 mo. USD LIBOR + 2.00%)	3.910	09/07/2023	126,332,139
78,584,545	McAfee LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.401	09/30/2024	79,707,911
80,524,713	Tempo Acquisition LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.901	05/01/2024	81,086,776
	Western Digital Corp.
127,757,108	Term Loan A-1 (1 mo. USD LIBOR + 1.50%)	3.400	02/27/2023	128,422,722
76,929,141	Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	3.900	04/29/2023	77,533,805

				609,764,825

	Distribution/Wholesale—0.6%
54,135,816	Univar, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	4.401	07/01/2024	54,681,505

	Electric—1.6%
54,580,427	Dynegy, Inc., Term Loan C-2 (1 mo. USD LIBOR + 2.50%)	4.398	02/07/2024	54,999,059
	Vistra Operations Co. LLC
65,210,320	Term Loan (1 mo. USD LIBOR + 2.50%)	4.401	08/04/2023	65,740,154
11,585,222	Term Loan C (1 mo. USD LIBOR + 2.50%)	4.401	08/04/2023	11,679,352

				132,418,565

	Engineering & Construction—0.9%
75,883,832	Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	6.610	06/21/2024	76,728,419

	Entertainment—3.9%
77,170,051	Alpha Topco Ltd., Term Loan B (United Kingdom) (1 mo. USD LIBOR + 2.50%)	4.401	02/01/2024	77,158,089
117,140,950	Scientific Games International, Inc., Term Loan B-5 (2 mo. USD LIBOR + 2.75%)	4.726	08/14/2024	117,991,979
58,566,672	Stars Group (US) Co-Borrower LLC, Term Loan (Netherlands) (3 mo. USD LIBOR + 3.00%)	5.325	04/06/2025	58,885,568
66,245,027	William Morris Endeavor Entertainment LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.160	05/06/2021	66,808,110

				320,843,746

	Food—2.8%
83,717,752	Albertson’s LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	4.651	08/25/2021	83,053,452
31,146,362	Pinnacle Foods Finance LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	3.637	02/02/2024	31,418,893
59,520,812	Post Holdings, Inc., Series A, Term Loan (1 mo. USD LIBOR + 2.00%)	3.900	05/24/2024	59,866,330
58,065,163	US Foods, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.401	06/27/2023	58,664,104

				233,002,779

	Healthcare-Products—1.3%
43,003,653	Avantor, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.901	11/21/2024	43,537,543
61,465,616	Ortho-Clinical Diagnostics, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	5.627	06/30/2021	61,952,116

				105,489,659

	Healthcare-Services—4.6%
	CHS/Community Health Systems, Inc.
10,000,000	Term Loan G (3 mo. USD LIBOR + 3.00%)	4.984	12/31/2019	9,858,600
40,500,000	Term Loan H (3 mo. USD LIBOR + 3.25%)	5.234	01/27/2021	39,386,250
91,657,918	DaVita HealthCare Partners, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.651	06/24/2021	92,597,411
62,429,833	Envision Healthcare Corp., Term Loan (1 mo. USD LIBOR + 3.00%)	4.910	12/01/2023	62,781,001
85,637,519	MPH Acquisition Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	5.052	06/07/2023	86,178,748
87,058,664	Pharmaceutical Product Development, Inc., Term Loan (3 mo. USD LIBOR + 2.50%)	4.802	08/18/2022	87,637,168

				378,439,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Senior Loan ETF (BKLN) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests (continued)
	Insurance—4.4%
$36,907,268	Acrisure LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.316%	11/22/2023	$37,480,253
	Asurion LLC
74,889,573	Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	4.651	08/04/2022	75,486,443
88,605,480	Term Loan B-6 (1 mo. USD LIBOR + 2.75%)	4.651	11/03/2023	89,339,577
84,687,570	Hub International Ltd., Term Loan (3 mo. USD LIBOR + 3.00%)	5.066	04/25/2025	85,304,942
73,978,325	USI, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	5.302	05/16/2024	74,348,217

				361,959,432

	Internet—1.6%
68,918,447	Go Daddy Operating Co. LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	4.151	02/15/2024	69,319,207
61,890,014	Micro Holding LP, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.647	09/13/2024	61,980,064

				131,299,271

	Investment Companies—1.5%
122,977,147	RPI Finance Trust, Term Loan B-6 (3 mo. USD LIBOR + 2.00%)	4.302	03/27/2023	123,691,030

	Lodging—3.9%
111,545,926	Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	4.651	12/23/2024	112,583,861
55,987,775	Golden Nugget, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.645	10/04/2023	56,517,699
96,557,765	Hilton Worldwide Finance LLC, Series B-2 Term Loan (1 mo. USD LIBOR + 1.75%)	3.647	10/25/2023	97,457,201
56,426,708	Las Vegas Sands LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	3.651	03/27/2025	56,793,763

				323,352,524

	Machinery-Construction & Mining—0.7%
56,280,959	Cortes NP Acquisition Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.887	11/30/2023	56,316,135

	Media—9.3%
150,454,323	Charter Communications Operating LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	3.910	04/30/2025	151,300,628
81,412,023	CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	4.147	07/17/2025	81,300,082
117,174,940	iHeartCommunications, Inc., Term Loan D (3 mo. USD LIBOR + 6.75%)(c)(d)	8.816	01/30/2019	93,637,424
62,151,348	Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	3.895	10/04/2023	62,564,033
44,062,872	Numericable-SFR SA, Term Loan B-12 (France) (3 mo. USD LIBOR + 3.00%)	5.348	01/31/2026	43,532,796
66,882,118	Univision Communications, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.651	03/15/2024	66,082,208
50,682,970	UPC Financing Partnership, Term Loan (1 mo. USD LIBOR + 2.50%)	4.397	01/15/2026	50,855,292
94,928,193	Virgin Media Bristol LLC, Term Loan K (1 mo. USD LIBOR + 2.50%)	4.397	01/15/2026	95,472,132
60,596,432	WideOpenWest Finance LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.146	08/18/2023	58,702,793
70,050,818	Ziggo Secured Finance Partnership, Term Loan E (Netherlands) (1 mo. USD LIBOR + 2.50%)	4.397	04/15/2025	69,802,838

				773,250,226

	Oil & Gas—0.8%
77,883,317	Seadrill Operating LP, Term Loan (United Kingdom) (3 mo. USD LIBOR + 6.00%)	8.302	02/21/2021	66,946,942

	Oil & Gas Services—0.3%
24,921,007	McDermott Technology (Americas), Inc., Term Loan B (3 mo. USD LIBOR + 5.00%)	7.066	04/04/2025	24,800,389

	Packaging & Containers—0.7%
58,798,789	Reynolds Group Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.651	02/05/2023	59,250,952

	Pharmaceuticals—5.8%
18,484,622	Amneal Pharmaceuticals LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	5.566	03/23/2025	18,594,420
141,604,887	Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.651	03/01/2024	142,324,240
93,823,380	Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.188	04/29/2024	93,456,999
134,380,387	Grifols Worldwide Operations USA, Inc., Term Loan B (Spain) (3 mo. USD LIBOR + 2.25%)	3.994	01/31/2025	135,234,374
91,639,215	Valeant Pharmaceuticals International, Inc., Series F-4 Term Loan B (1 mo. USD LIBOR + 3.50%)	5.394	04/01/2022	92,780,123

				482,390,156

	Real Estate—0.9%
73,611,145	Cushman & Wakefield, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.358	11/04/2021	73,851,485

	REITs—0.7%
57,111,092	Communications Sales & Leasing, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.901	10/24/2022	55,207,579

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Senior Loan ETF (BKLN) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests (continued)
	Retail—9.6%
$82,469,597	Bass Pro Group LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	6.901%	09/25/2024	$83,191,206
51,655,396	BJ’s Wholesale Club, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.391	02/03/2024	51,945,957
59,236,820	Harbor Freight Tools USA, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.401	08/18/2023	59,570,027
61,216,481	Michaels Stores, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	4.650	01/28/2023	61,646,833
81,795,763	Neiman Marcus Group, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.141	10/25/2020	72,133,639
149,111,984	New Red Finance, Inc., Term Loan B-3 (Canada) (1 mo. USD LIBOR + 2.25%)	4.151	02/16/2024	149,715,888
67,933,153	Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.609	01/26/2023	46,826,662
123,540,867	PetSmart, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.00%)	4.890	03/11/2022	97,504,629
40,498,691	Pizza Hut Holdings LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	3.637	04/03/2025	40,815,188
55,157,642	Serta Simmons Bedding LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.700	11/08/2023	50,026,051
80,938,665	Staples, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	5.787	09/12/2024	80,208,194

				793,584,274

	Software—7.7%
99,448,261	Almonde, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.484	06/13/2024	99,521,853
66,157,689	BMC Software Finance, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	5.151	09/10/2022	66,511,964
	First Data Corp.
77,751,952	Term Loan (1 mo. USD LIBOR + 2.25%)	4.147	07/08/2022	78,116,609
93,382,557	Term Loan (1 mo. USD LIBOR + 2.25%)	4.147	04/26/2024	93,815,852
58,594,784	Infor (US), Inc., Term Loan B-6 (1 mo. USD LIBOR + 2.75%)	4.651	02/01/2022	58,936,684
63,069,271	Kronos, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.880	11/01/2023	63,690,818
15,450,254	Quest Software US Holdings, Inc., Term Loan (3 mo. USD LIBOR + 5.50%)	7.859	10/31/2022	15,570,921
75,916,092	Rackspace Hosting, Inc., Term Loan B (3 mo. USD LIBOR + 3.00%)	4.787	11/03/2023	75,826,511
	SS&C Technologies, Inc.
21,056,675	Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	4.566	04/16/2025	21,223,865
7,790,753	Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	4.401	04/16/2025	7,852,612
56,274,153	Veritas US, Inc., Term Loan B (3 mo. USD LIBOR + 4.50%)	6.802	01/27/2023	55,526,832

				636,594,521

	Telecommunications—8.7%
81,545,625	Avaya, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	6.647	12/15/2024	82,543,336
156,183,726	CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.651	01/31/2025	154,084,616
54,000,000	Intelsat Jackson Holdings SA, Term Loan B-3 (Luxembourg) (3 mo. USD LIBOR + 3.75%)	5.706	11/30/2023	54,413,640
130,604,855	Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.148	02/22/2024	131,330,365
47,745,953	Maxar Technologies Ltd., Term Loan B (Canada) (1 mo. USD LIBOR + 2.75%)	4.660	10/05/2024	47,865,318
28,231,708	SBA Senior Finance II LLC, Term Loan (3 mo. USD LIBOR + 2.00%)	3.900	04/11/2025	28,343,505
110,879,713	Sprint Communications, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.438	02/02/2024	111,347,625
42,314,656	Telesat LLC, Term Loan B-4 (Canada) (3 mo. USD LIBOR + 3.00%)	4.410	11/17/2023	42,585,893
70,406,123	West Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.901	10/10/2024	71,030,273

				723,544,571

	Trucking & Leasing—1.7%
138,958,783	Avolon TLB Borrower 1 US LLC, Term Loan B-2 (Ireland) (1 mo. USD LIBOR + 2.25%)	4.147	03/21/2022	139,412,483

	Total Variable Rate Senior Loan Interests (Cost $7,561,611,367)			7,519,845,698

	Corporate Bonds—2.3%
	Computers—0.3%
24,793,000	Dell International LLC(e)	5.450	06/15/2023	26,105,427

	Healthcare-Products—0.1%
10,380,000	Avantor, Inc.(e)	6.000	10/01/2024	10,457,850

	Media—0.9%
24,174,000	iHeartCommunications, Inc.(c)(d)	9.000	12/15/2019	19,580,940
1,874,000	Univision Communications, Inc.(e)	6.750	09/15/2022	1,925,535
57,098,000	Univision Communications, Inc.(e)	5.125	05/15/2023	54,385,845

				75,892,320

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Senior Loan ETF (BKLN) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Packaging & Containers—0.4%
$28,588,678	Reynolds Group Holdings, Inc.	5.750%	10/15/2020	$28,838,829
5,000,000	Reynolds Group Holdings, Inc. (3 mo. USD LIBOR + 3.50%)(e)(f)	5.848	07/15/2021	5,081,250

				33,920,079

	Software—0.6%
46,000,000	First Data Corp.(e)	5.000	01/15/2024	46,517,500

	Total Corporate Bonds (Cost $200,895,836)			192,893,176

Number of Shares
	Money Market Fund—10.8%
891,845,415	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(g) (Cost $891,845,415)			891,845,415

	Total Investments in Securities (Cost $8,654,352,618)—103.8%			8,604,584,289
	Other assets less liabilities—(3.8)%			(318,935,925)

	Net Assets—100.0%			$8,285,648,364

Investment Abbreviations:

LIBOR—London Interbank Offered Rate

REIT—Real Estate Investment Trust

USD—U.S. Dollar

Notes to Schedule of Investments:

(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at April 30, 2018 was $113,218,364, which represented 1.37% of the Fund’s Net Assets.
(d)	The borrower has filed for protection in federal bankruptcy court.
(e)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2018 was $144,473,407, which represented 1.74% of the Fund’s Net Assets.
(f)	Interest and dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2018.
(g)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Statement of Assets and Liabilities

April 30, 2018

(Unaudited)

Invesco Senior Loan ETF (BKLN)
Assets:
Unaffiliated investments in securities, at value	$7,712,738,874
Affiliated investments in securities, at value	891,845,415
Cash	15,482,920
Receivables:
Investments sold	210,728,216
Shares sold	23,118,079
Interest	19,502,362

Total Assets	8,873,415,866

Liabilities:
Payables:
Investments purchased	583,499,448
Accrued unitary management fees	4,268,054

Total Liabilities	587,767,502

Net Assets	$8,285,648,364

Net Assets Consist of:
Shares of beneficial interest	$8,776,291,567
Undistributed net investment income	7,230,519
Undistributed net realized gain (loss)	(448,105,393)
Net unrealized appreciation (depreciation)	(49,768,329)

Net Assets	$8,285,648,364

Shares outstanding (unlimited amount authorized, $0.01 par value)	358,400,000
Net asset value	$23.12

Market price	$23.12

Unaffiliated investments in securities, at cost	$7,762,507,203

Affiliated investments in securities, at cost	$891,845,415

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statement of Operations

For the six months ended April 30, 2018

(Unaudited)

Invesco Senior Loan ETF (BKLN)
Investment Income:
Interest income	$173,244,801
Affiliated dividend income	3,827,045
Other income	956,111

Total Income	178,027,957

Expenses:
Unitary management fees	25,880,150

Less: Waivers	(647,096)

Net Expenses	25,233,054

Net Investment Income	152,794,903

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from investment securities	(18,651,540)
Net change in unrealized appreciation (depreciation) on investment securities	(1,632,101)

Net realized and unrealized gain (loss)	(20,283,641)

Net increase in net assets resulting from operations	$132,511,262

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Statement of Changes in Net Assets

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco Senior Loan ETF (BKLN)
	April 30, 2018	October 31, 2017
Operations:
Net investment income	$152,794,903	$301,995,507
Net realized gain (loss)	(18,651,540)	2,445,393
Net change in unrealized appreciation (depreciation)	(1,632,101)	(26,652,918)

Net increase in net assets resulting from operations	132,511,262	277,787,982

Distributions to Shareholders from:
Net investment income	(146,123,257)	(301,436,634)

Shareholder Transactions:
Proceeds from shares sold	966,996,313	3,177,332,078
Value of shares repurchased	(1,433,382,949)	(852,914,348)
Transaction fees	1,816,250	4,314,451

Net increase (decrease) in net assets resulting from shares transactions	(464,570,386)	2,328,732,181

Increase (Decrease) in Net Assets	(478,182,381)	2,305,083,529

Net Assets:
Beginning of period	8,763,830,745	6,458,747,216

End of period	$8,285,648,364	$8,763,830,745

Undistributed net investment income at end of period	$7,230,519	$558,873

Changes in Shares Outstanding:
Shares sold	41,800,000	136,500,000
Shares repurchased	(62,000,000)	(36,800,000)
Shares outstanding, beginning of period	378,600,000	278,900,000

Shares outstanding, end of period	358,400,000	378,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statement of Cash Flows

For the six months ended April 30, 2018

(Unaudited)

Invesco Senior Loan ETF (BKLN)
Cash Provided By Operating Activities:
Net increase in net assets resulting from operations	$132,511,262

Adjustments to Reconcile the Change in Net Assets from Operations to Net Cash Provided By Operating Activities:
Purchases of investments	(3,293,600,352)
Proceeds from disposition of investments sold	3,696,675,073
Amortization of premiums and accretion of discounts on investments	(4,533,231)
Net cash paid for purchases, sales, and maturities of short-term investments	(8,039,575)
Increase in receivable for investments sold	(93,787,956)
Decrease in interest receivable	538,495
Increase in payable for investments purchased	379,645,009
Decrease in payable for accrued expenses	(470,196)
Net realized loss on investments	18,651,540
Net change in unrealized appreciation (depreciation) on investments	1,632,101

Net cash provided by operating activities	829,222,170

Cash Provided By (Used In) Financing Activities:
Distributions paid to shareholders	(146,123,257)
Proceeds from shares of beneficial interest sold	943,878,234
Disbursements for shares of beneficial interest repurchased	(1,433,382,949)
Net proceeds from transaction fees	1,816,250

Net cash provided by (used in) financing activities	(633,811,722)

Net increase in cash and cash equivalents	195,410,448

Cash and cash equivalents at beginning of period	711,917,887

Cash and cash equivalents at end of period	$907,328,335

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Financial Highlights

Invesco Senior Loan ETF (BKLN)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016	2015		2014		2013
Per Share Operating Performance:
Net asset value at beginning of period	$23.15		$23.16		$23.05	$24.43		$24.78		$24.76
Net investment income(a)	0.44		0.82		0.99	0.92		1.00		1.06
Net realized and unrealized gain (loss) on investments	(0.06)		(0.02)		0.15	(1.39)		(0.36)		0.04
Total from investment operations	0.38		0.80		1.14	(0.47)		0.64		1.10
Distributions to shareholders from:
Net investment income	(0.42)		(0.82)		(0.99)	(0.92)		(1.00)		(1.10)
Return of capital	—		—		(0.08)	(0.00	)(b)	(0.00	)(b)	(0.02)
Total distributions	(0.42)		(0.82)		(1.07)	(0.92)		(1.00)		(1.12)
Transaction fees(a)	0.01		0.01		0.04	0.01		0.01		0.04
Net asset value at end of period	$23.12		$23.15		$23.16	$23.05		$24.43		$24.78
Market price at end of period(c)	$23.12		$23.12		$23.19	$23.01		$24.37		$24.83
Net Asset Value Total Return(d)	1.72%		3.54%		5.32%	(1.96)%		2.66%		4.70%
Market Price Total Return(d)	1.85%		3.27%		5.64%	(1.89)%		2.21%		4.61%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$8,285,648		$8,763,831		$6,458,747	$4,808,978		$6,270,919		$6,064,711
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)(f)	0.63	%(f)	0.64%	0.65	%(f)	0.64%		0.65	%(f)
Expenses, prior to Waivers	0.65	%(e)(f)	0.65	%(f)	0.65%	0.65	%(f)	0.65%		0.65	%(f)
Net investment income, after Waivers and Interest Expenses	3.84	%(e)	3.52%		4.33%	3.82%		4.03%		4.30%
Portfolio turnover rate(g)	44%		71%		81%	43%		61%		47%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2018

(Unaudited)

Note 1. Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”), formerly PowerShares Exchange-Traded Fund Trust II, was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolio:

Full Name	Short Name
Invesco Senior Loan ETF (BKLN)	“Senior Loan ETF”

Effective June 4, 2018, the Fund’s name changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

The portfolio (the “Fund”) represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek to track the investment results (before fees and expenses) of the S&P/LSTA U.S. Leveraged Loan 100 Index (the “Underlying Index”).

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions

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of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”), formerly Invesco PowerShares Capital Management LLC, determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the Shares. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders and no other AP is able to step forward to create or redeem Creation Units, the Fund’s Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Industry Concentration Risk. The Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

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Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Changing Fixed-Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates near, at or below zero. The “tapering” in 2015 of the FRB’s quantitative easing program, combined with the FRB’s raising of the target range for the Federal Funds Rate (and possible continued fluctuations in equivalent foreign rates) may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities, although it is difficult to predict the impact of this rate increase and any future rate increases on various markets. In addition, decreases in fixed-income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. In addition, because of changing central bank policies, the Fund may experience higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs and potentially lower the Fund’s returns.

Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units principally in-kind. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Liquidity Risk. A majority of the Fund’s assets are likely to be invested in loans that are less liquid than securities traded on national exchanges. Loans with reduced liquidity involve greater risk than securities with more liquid markets. Available market quotations for such loans may vary over time, and if the credit quality of a loan unexpectedly declines, secondary trading of that loan may decline for a period of time. In the event that the Fund voluntarily or involuntarily liquidates portfolio assets during periods of infrequent trading, it may not receive full value for those assets.

Sampling Risk. The Fund’s use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development respecting to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Cash Transaction Risk. Unlike most exchange-traded funds (“ETFs”), the Fund currently effects creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the Fund’s investments. As such, investments in the Fund’s Shares may be less tax efficient than investments in conventional ETFs.

Non-Investment Grade Securities Risk. All or a significant portion of the loans in which the Fund will invest may be determined to be non-investment grade loans that are considered speculative. The Fund also may invest in junk bonds. Non-investment grade loans and bonds, and unrated loans and bonds of comparable credit quality are subject to the increased risk of a borrower’s or issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the borrower of lower-rated loans or issuer of lower-rated bonds defaults, the Fund may incur additional expenses to seek recovery.

Risk of Investing in Loans. Investments in loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Default in the payment of interest or principal on a loan will result in a reduction in the value of the loan and consequently a reduction in the value of the Fund’s investments and a potential decrease in the NAV of the Fund. Although the loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund’s access to the collateral may be limited by bankruptcy or other insolvency loans and, therefore, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.

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There is no organized exchange on which loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market and the Fund may not realize full value in the event of the need to sell a loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/asked spreads, decreased liquidity and extended trade settlement periods. Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of loans or causing interest previously paid to be refunded to the borrower. Investments in loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. Many loans are not registered with the Securities and Exchange Commission (the “SEC”) or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most loans than is the case for many other types of securities. Although a loan may be senior to equity and other debt securities in a borrower’s capital structure, such obligations may be structurally subordinated to obligations of the borrower’s subsidiaries.

Senior Loans Risk. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. Investments in senior loans typically are below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed, and such defaults could reduce the Fund’s NAV and income distributions. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. There is no assurance that the liquidation of the collateral would satisfy the claims of the borrower’s obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. Economic and other events (whether real or perceived) can reduce the demand for certain senior loans or senior loans generally, which may reduce market prices. Senior loans and other debt securities also are subject to the risk of price declines and to increases in prevailing interest rates, although floating-rate debt instruments such as senior loans in which the Fund may be expected to invest are substantially less exposed to this risk than fixed-rate debt instruments. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded senior loans. Longer interest rate reset periods generally increase fluctuations in value as a result of changes in market interest rates.

Risks of Loan Assignments and Participations. As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment, a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

C. Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

D. Securities Purchased on a When-Issued and Delayed Delivery Basis

The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.

E. Federal Income Taxes

The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

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The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for losses deferred due to wash sales and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of a loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.

G. Country Determination

For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

H. Expenses

The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the payments to Invesco Senior Secured Management, Inc. (the “Sub-Adviser”), set-up fees and commitment fees associated with the line of credit and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and that are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.

To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such

17

investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

I. Dividends and Distributions to Shareholders

The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.

J. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services, and oversight of the Sub-Adviser.

As compensation for its services, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.65% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including payments to the Sub-Adviser, set-up fees and commitment fees associated with the Fund’s line of credit and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund.

Further, through August 31, 2020, the Adviser has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2018, the Adviser waived fees of $647,096.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for the Fund with S&P Dow Jones Indices LLC (the “Licensor”). The Underlying Index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

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Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six-month period ended April 30, 2018, there were no transfers between valuation levels.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$7,519,845,698	$—	$7,519,845,698
Corporate Bonds	—	192,893,176	—	192,893,176
Money Market Fund	891,845,415	—	—	891,845,415

Total Investments	$891,845,415	$7,712,738,874	$—	$8,604,584,289

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had capital loss carryforwards as of October 31, 2017, as follows:

Post-effective/no expiration
Short-Term	Long-Term	Total*
$88,994,153	$340,459,700	$429,453,853

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 6. Investment Transactions

For the six-month period ended April 30, 2018, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) were $3,293,600,352 and $3,696,675,073, respectively.

At April 30, 2018, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Aggregate unrealized appreciation of investments	$46,750,946
Aggregate unrealized (depreciation) of investments	(96,519,275)

Net unrealized appreciation (depreciation) of investments	$(49,768,329)

Cost of investments for tax and financial reporting purposes is the same.

Note 7. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Fund to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”), any Trustee who is not an affiliate of the Adviser or Distributor (or any

19

of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.

Note 8. Senior Loan Participation Commitments

The Fund may invest in participations, assignments, or act as a party to the primary lending syndicate of a senior loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

During the six-month period ended April 30, 2018, there were no interests in senior loans purchased by the Fund on a participation basis.

Note 9. Borrowing

The Fund is a party to a committed line of credit facility with a syndicate administered by State Street Bank and Trust Company. The Fund may borrow up to the lesser of (1) $750,000,000 or (2) the limits set by its prospectus for borrowings. The Adviser, on behalf of the Fund, pays an upfront fee of 0.10% on the commitment amount and a commitment fee of 0.15% on the amount of the commitment that has not been utilized. In case of borrowings from the line of credit, the Fund pays the associated interest expenses.

During the six-month period ended April 30, 2018, there were no outstanding borrowings from the line of credit.

Note 10. Capital

Shares are created and redeemed by the Fund only in Creation Units of 100,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Unlike most ETFs, the Fund currently effects creations and redemptions principally in exchange for the deposit or delivery of cash, rather than principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”) because of the nature of the Fund’s investments.

To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.

Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

Note 11. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

20

Fees and Expenses

As a shareholder of the Invesco Senior Loan ETF (the “Fund”), a series of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2018.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the investment companies have varied expenses and fee levels and the Fund may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Senior Loan ETF (BKLN)
Actual	$1,000.00	$1,017.20	0.63%	$3.15
Hypothetical (5% return before expenses)	1,000.00	1,021.67	0.63	3.16

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2018. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

21

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 19, 2018, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 70 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA Momentum & Low Volatility Rotation Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares DWA Tactical International Rotation Portfolio

PowerShares DWA Tactical Multi-Asset Income Portfolio

PowerShares DWA Tactical Sector Rotation Portfolio

PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack Achievers™ Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Russell 1000 Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

PowerShares S&P 500 Enhanced Value Portfolio

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Low Volatility Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500 Momentum Portfolio

PowerShares S&P 500 Value With Momentum Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P Emerging Markets Momentum Portfolio

PowerShares S&P International Developed High Dividend Low Volatility Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P International Developed Momentum Portfolio

PowerShares S&P International Developed Quality Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Quality Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares Taxable Municipal Bond Portfolio

PowerShares Treasury Collateral Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Also at the April 19, 2018 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers,

Effective June 4, 2018, the Trust and the PowerShares Funds became the Invesco ETFs and Invesco PowerShares Capital Management LLC became Invesco Capital Management LLC.

22

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser from its relationships with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio and PowerShares DWA Tactical International Rotation Portfolio, each of which had not commenced operations as of December 31, 2017) and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2017, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s Global Performance Measurement and Risk Group, an independent organization within Invesco, with respect to general expected tracking error ranges. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the since-inception and three-year periods for PowerShares Global Short Term High Yield Bond Portfolio, the three-year period for PowerShares LadderRite 0-5 Year Corporate Bond Portfolio, the five-year period for PowerShares New York AMT-Free Municipal Bond Portfolio and the one-year period for PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio’s, PowerShares New York AMT-Free Municipal Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for each such Fund’s correlation going forward. The Trustees noted that, for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including, for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses (including Acquired Fund Fees and Expenses, if any).

23

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

0.08%	PowerShares Treasury Collateral Portfolio

0.13%	PowerShares S&P 500 Enhanced Value Portfolio, PowerShares S&P 500 Momentum Portfolio (the Trustees noted that, prior to January 1, 2018, PowerShares S&P 500 Enhanced Value Portfolio’s and PowerShares S&P 500 Momentum Portfolio’s unitary advisory fee was 0.25%)

0.15%	PowerShares DWA Momentum & Low Volatility Rotation Portfolio, PowerShares DWA Tactical Sector Rotation Portfolio

0.20%:	PowerShares Russell 1000 Equal Weight Portfolio

0.22%:	PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

0.25%:	PowerShares 1-30 Laddered Treasury Portfolio, PowerShares DWA Tactical Multi-Asset Income Portfolio, PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:	PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares Taxable Municipal Bond Portfolio

0.29%:	PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, PowerShares S&P International Developed Quality Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Quality Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:	PowerShares DWA Tactical International Rotation Portfolio, PowerShares S&P 500 Value With Momentum Portfolio, PowerShares S&P 500® High Dividend Low Volatility Portfolio, PowerShares S&P International Developed High Dividend Low Volatility Portfolio, PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

0.35%:	PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Russell 1000 Low Beta Equal Weight Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed Momentum Portfolio

0.45%:	PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE International Low Beta Equal Weight Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P Emerging Markets Momentum Portfolio

0.49%:	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

0.50%:	PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Variable Rate Preferred Portfolio

0.55%	PowerShares International BuyBack AchieversTM Portfolio

0.60%:	PowerShares DWA SmallCap Momentum Portfolio

0.65%:	PowerShares Senior Loan Portfolio

0.75%:	PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:	PowerShares DWA Developed Markets Momentum Portfolio

0.90%:	PowerShares DWA Emerging Markets Momentum Portfolio

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds.

The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds (except for PowerShares DWA Momentum & Low Volatility Rotation Portfolio) were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees noted that the net expense ratio for PowerShares DWA Momentum & Low Volatility Rotation Portfolio was higher than the median net expense ratio of its open-end actively-managed peer funds.

24

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median[3]
PowerShares 1-30 Laddered Treasury Portfolio			X
PowerShares California AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares CEF Income Composite Portfolio	N/A	X	X
PowerShares Chinese Yuan Dim Sum Bond Portfolio	X	N/A	X
PowerShares DWA Developed Markets Momentum Portfolio			X
PowerShares DWA Emerging Markets Momentum Portfolio			X
PowerShares DWA Momentum & Low Volatility Rotation Portfolio	N/A	N/A	X
PowerShares DWA SmallCap Momentum Portfolio		X	X
PowerShares DWA Tactical International Rotation Portfolio			N/A
PowerShares DWA Tactical Multi-Asset Income Portfolio	N/A	N/A	X
PowerShares DWA Tactical Sector Rotation Portfolio	X	N/A	N/A
PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares Emerging Markets Infrastructure Portfolio		N/A	X
PowerShares Emerging Markets Sovereign Debt Portfolio			X
PowerShares FTSE International Low Beta Equal Weight Portfolio	X		X
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	X		X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		X	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	X		X
PowerShares FTSE RAFI Emerging Markets Portfolio	X		X
PowerShares Fundamental High Yield® Corporate Bond Portfolio		N/A	X
PowerShares Fundamental Investment Grade Corporate Bond Portfolio			X
PowerShares Global Agriculture Portfolio		N/A	X
PowerShares Global Clean Energy Portfolio		N/A	X
PowerShares Global Gold and Precious Metals Portfolio		N/A	X
PowerShares Global Short Term High Yield Bond Portfolio	X	N/A	X
PowerShares Global Water Portfolio		N/A	X
PowerShares International BuyBack AchieversTM Portfolio			X
PowerShares International Corporate Bond Portfolio			X
PowerShares KBW Bank Portfolio	X		X
PowerShares KBW High Dividend Yield Financial Portfolio	X		X
PowerShares KBW Premium Yield Equity REIT Portfolio	X		X
PowerShares KBW Property & Casualty Insurance Portfolio	X		X
PowerShares KBW Regional Banking Portfolio	X		X
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio			X
PowerShares National AMT-Free Municipal Bond Portfolio			X
PowerShares New York AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares Preferred Portfolio		N/A	X
PowerShares Russell 1000 Equal Weight Portfolio	X		X
PowerShares Russell 1000 Low Beta Equal Weight Portfolio			X
PowerShares S&P 500 Enhanced Value Portfolio		X	X
PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio			X
PowerShares S&P 500 High Beta Portfolio			X

25

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median[3]
PowerShares S&P 500® High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P 500® Low Volatility Portfolio			X
PowerShares S&P 500 Momentum Portfolio	X	X	X
PowerShares S&P 500 Value With Momentum Portfolio			X
PowerShares S&P Emerging Markets Low Volatility Portfolio	X	X	X
PowerShares S&P Emerging Markets Momentum Portfolio	X	X	X
PowerShares S&P International Developed High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed Momentum Portfolio	X		X
PowerShares S&P International Developed Quality Portfolio	X		X
PowerShares S&P MidCap Low Volatility Portfolio	X		X
PowerShares S&P SmallCap Consumer Discretionary Portfolio	X		X
PowerShares S&P SmallCap Consumer Staples Portfolio	X		X
PowerShares S&P SmallCap Energy Portfolio	X		X
PowerShares S&P SmallCap Financials Portfolio	X		X
PowerShares S&P SmallCap Health Care Portfolio	X		X
PowerShares S&P SmallCap High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Industrials Portfolio	X		X
PowerShares S&P SmallCap Information Technology Portfolio	X	X	X
PowerShares S&P SmallCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Materials Portfolio	X		X
PowerShares S&P SmallCap Quality Portfolio	X	X	X
PowerShares S&P SmallCap Utilities Portfolio	X	X	X
PowerShares Senior Loan Portfolio		N/A	X
PowerShares Taxable Municipal Bond Portfolio		N/A	X
PowerShares Treasury Collateral Portfolio	X	X	X
PowerShares Variable Rate Preferred Portfolio		X	X
PowerShares VRDO Tax-Free Weekly Portfolio		N/A	X

[1]	The information provided by the Adviser indicated that certain Funds did not have any comparable ETF peers. Those Funds have been designated in this column with an “N/A” for not available.

[2]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

[3]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end active fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares DWA Developed Markets Momentum Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares Senior Loan Portfolio, PowerShares Taxable Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio’s advisory fees and total expenses and the Lipper peer data. The Adviser explained in detail its view that it believes that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, noting, in particular, the unique underlying investment strategy and complexity of each Fund, the limited number of peers in the Lipper data, and/or the differing pricing philosophy of certain of the peers.

26

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Trustees also reviewed the fees, and any difference in fees, between each Fund that is structured as a fund-of-funds and invests in funds that comprise an index developed by Dorsey Wright & Associates, LLC (“DWA Fund-of-Funds”). The Trustees noted that the unitary advisory fees for the DWA Fund-of-Funds vary from 15 to 30 basis points. The Trustees considered the Adviser’s explanation that the applicable license fee the Adviser pays with respect to each DWA Fund-of-Fund is dependent on the underlying funds in which the DWA Fund-of-Fund invests and that after payment of such license fee the variance between each DWA Fund-of-Fund’s unitary advisory fee is less. The Trustees noted that the unitary advisory fee for PowerShares DWA Tactical International Rotation Portfolio was higher than the unitary advisory fee for the other DWA Fund-of-Funds, reflecting, in part, its ability to invest, at times, in non-affiliated funds.

The Trustees considered that the Adviser had agreed to waive a portion of its unitary advisory fee, at least until February 28, 2020, for PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P Emerging Markets Momentum Portfolio, PowerShares S&P International Developed Low Volatility Portfolio and PowerShares S&P International Developed Momentum Portfolio.

The Trustees determined that each Fund’s unitary advisory fee was reasonable, noting the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s operating expenses was attributable to a license fee payable out of the unitary advisory fee charged to that Fund. The Board concluded that the unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund, other than PowerShares DWA Tactical International Rotation Portfolio and PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio. (The Trustees did not consider the estimated profitability of the Adviser in managing these Funds because they had not yet commenced operations as of December 31, 2017.) The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the unitary advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio at a meeting held on April 19, 2018. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage PowerShares Senior Loan Portfolio’s and PowerShares Treasury Collateral Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

27

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc. and Invesco Advisers, Inc. and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, the Trustees considered the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio was reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, except that Invesco Advisers, Inc. noted that it receives management fees from money market funds into which the Funds’ excess cash may be invested. The Trustees noted that the Adviser waives its fees on assets invested under such arrangement in amounts equal to fees received by Invesco Advisers, Inc. on the Funds’ assets invested in the money market funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio. No single factor was determinative in the Board’s analysis.

28

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(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Fund with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of the Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com.

©2018 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-BKLN-SAR-1	invesco.com/us

Invesco Semi-Annual Report to Shareholders

April 30, 2018

IDLB	Invesco FTSE International Low Beta Equal Weight ETF
EWEM	Invesco MSCI Emerging Markets Equal Country Weight ETF
USEQ	Invesco Russell 1000 Enhanced Equal Weight ETF
EQAL	Invesco Russell 1000 Equal Weight ETF
USLB	Invesco Russell 1000 Low Beta Equal Weight ETF
SPVU	Invesco S&P 500 Enhanced Value ETF
XRLV	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
SPHB	Invesco S&P 500® High Beta ETF
SPHD	Invesco S&P 500® High Dividend Low Volatility ETF
SPLV	Invesco S&P 500® Low Volatility ETF
SPMV	Invesco S&P 500 Minimum Variance ETF
SPMO	Invesco S&P 500 Momentum ETF
SPVM	Invesco S&P 500 Value with Momentum ETF
EELV	Invesco S&P Emerging Markets Low Volatility ETF
EEMO	Invesco S&P Emerging Markets Momentum ETF
IDHD	Invesco S&P International Developed High Dividend Low Volatility ETF
IDLV	Invesco S&P International Developed Low Volatility ETF
IDMO	Invesco S&P International Developed Momentum ETF
XMLV	Invesco S&P MidCap Low Volatility ETF
XSHD	Invesco S&P SmallCap High Dividend Low Volatility ETF
XSLV	Invesco S&P SmallCap Low Volatility ETF
XSHQ	Invesco S&P SmallCap Quality ETF

Effective June 4, 2018, the Funds’ names changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

2

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Industrials	18.4
Consumer Discretionary	14.8
Financials	13.7
Consumer Staples	12.4
Materials	11.5
Health Care	7.1
Information Technology	6.4
Real Estate	5.5
Utilities	4.5
Telecommunication Services	2.9
Energy	2.7
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Australia—4.5%
27,149	ALS Ltd.	$159,849
87,616	Alumina Ltd.	174,601
7,859	Aristocrat Leisure Ltd.	159,106
3,321	ASX Ltd.	146,977
17,055	Bendigo & Adelaide Bank Ltd.	136,722
6,349	BHP Billiton Ltd.	148,329
7,380	BHP Billiton PLC	156,945
25,026	Boral Ltd.	129,969
5,499	Caltex Australia Ltd.	128,762
4,137	CIMIC Group Ltd.	141,745
1,063	Cochlear Ltd.	155,715
1,198	CSL Ltd.	154,058
28,200	Downer EDI Ltd.	146,240
25,463	DuluxGroup Ltd.	149,153
3,352	Flight Centre Travel Group Ltd.	141,441
38,796	Fortescue Metals Group Ltd.	133,540
23,801	Goodman Group REIT	162,953
48,230	Harvey Norman Holdings Ltd.	128,151
23,845	Insurance Australia Group Ltd.	142,195
18,751	IOOF Holdings Ltd.	126,963
10,955	LendLease Group	147,939
7,692	Magellan Financial Group Ltd.	135,635
9,199	Newcrest Mining Ltd.	146,863
10,487	Orica Ltd.	157,372
20,072	OZ Minerals Ltd.	140,150
3,729	Perpetual Ltd.	113,410
33,187	Qantas Airways Ltd.	144,545
3,058	Ramsay Health Care Ltd.	149,326

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Australia (continued)
87,239	Shopping Centres Australasia Property Group REIT	$156,729
7,900	Sonic Healthcare Ltd.	140,853
59,552	South32 Ltd.	167,224
14,419	Suncorp Group Ltd.	152,596
29,666	Sydney Airport	159,665
58,368	Telstra Corp. Ltd.	140,108
11,173	Treasury Wine Estates Ltd.	160,835
44,694	Whitehaven Coal Ltd.	155,866
7,011	Woolworths Group Ltd.	147,442
12,677	WorleyParsons Ltd.	155,596

		5,595,568

	Austria—0.5%
2,601	ANDRITZ AG	140,031
2,948	Erste Group Bank AG	144,608
4,519	Vienna Insurance Group AG Wiener Versicherung Gruppe	147,307
2,597	voestalpine AG	137,148

		569,094

	Belgium—1.3%
842	Ackermans & van Haaren NV	152,392
2,867	Ageas	153,971
4,432	bpost SA	97,296
2,814	Colruyt SA	158,706
1,322	Groupe Bruxelles Lambert SA	151,674
1,612	KBC Group NV	141,008
4,730	Proximus SADP(a)	145,327
892	Sofina SA	156,053

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco FTSE International Low Beta Equal Weight ETF (IDLB) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Belgium (continued)
1,104	Solvay SA	$154,193
1,815	UCB SA	137,625
2,664	Umicore SA	148,894

		1,597,139

	Canada—4.4%
3,988	Agnico Eagle Mines Ltd.	168,081
3,095	Alimentation Couche-Tard, Inc., Class B	134,017
2,455	Bank of Nova Scotia (The)	151,136
13,194	Barrick Gold Corp.	177,848
3,485	BCE, Inc.	148,132
12,414	BlackBerry Ltd.(b)	130,149
3,921	Brookfield Asset Management, Inc., Class A	155,653
1,965	Canadian National Railway Co.	152,010
850	Canadian Pacific Railway Ltd.	155,340
1,114	Canadian Tire Corp. Ltd., Class A	152,056
5,757	Canadian Utilities Ltd., Class A	146,850
2,601	CGI Group, Inc., Class A(b)	150,953
6,766	CI Financial Corp.	142,609
236	Constellation Software, Inc.	168,931
311	Fairfax Financial Holdings Ltd.	172,447
4,654	Fortis, Inc.	156,470
2,169	Franco-Nevada Corp.	154,086
1,859	George Weston Ltd.	152,540
12,139	Goldcorp, Inc.	161,355
5,764	Great-West Lifeco, Inc.	153,907
9,426	Hydro One Ltd.(c)	149,925
1,946	Intact Financial Corp.	148,612
2,961	Loblaw Cos. Ltd.	150,827
2,762	Magna International, Inc.	163,378
4,816	Metro, Inc.	153,051
4,726	Pembina Pipeline Corp.	150,744
2,568	Restaurant Brands International, Inc.	139,963
8,252	RioCan Real Estate Investment Trust REIT	150,306
3,350	Rogers Communications, Inc., Class B	158,386
3,503	SNC-Lavalin Group, Inc.	153,816
5,262	Teck Resources Ltd., Class B	132,294
4,211	TELUS Corp.	150,938
2,610	Toronto-Dominion Bank (The)	146,813
3,518	TransCanada Corp.	149,397
50,002	Turquoise Hill Resources Ltd.(b)	148,218
7,964	Wheaton Precious Metals Corp.	165,561

		5,496,799

	Chile—0.1%
12,695	Antofagasta PLC	170,029

	China—1.2%
7,972	AAC Technologies Holdings, Inc.	116,102
30,000	BOC Hong Kong (Holdings) Ltd.	156,150
401,557	China Travel International Investment Hong Kong Ltd.	150,937
26,000	Minth Group Ltd.	124,232
68,000	Nexteer Automotive Group Ltd.	106,225
112,044	Semiconductor Manufacturing International Corp.(b)	144,476
477,092	Shougang Fushan Resources Group Ltd.	118,540

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
72,481	Tingyi Cayman Islands Holding Corp.	$137,421
186,677	Towngas China Co. Ltd.	166,976
176,269	Uni-President China Holdings Ltd.	167,549
178,769	Want Want China Holdings Ltd.	158,764

		1,547,372

	Denmark—1.3%
1,232	Carlsberg A/S, Class B	138,131
1,827	Chr. Hansen Holding A/S	166,267
3,744	Danske Bank A/S	130,777
1,937	DSV A/S	154,008
738	Genmab A/S(b)	149,834
4,139	ISS A/S	144,977
2,570	Jyske Bank A/S	154,576
2,443	Orsted A/S(c)	161,278
1,454	Pandora A/S	162,078
509	Rockwool International A/S, Class B	153,856
6,597	Tryg A/S	156,724

		1,672,506

	Finland—1.6%
3,537	Elisa Oyj	156,919
6,851	Fortum Oyj	158,181
3,563	Huhtamaki Oyj(a)	145,675
2,587	Kesko Oyj, Class B	152,217
2,937	Kone Oyj, Class B	146,410
4,740	Metso Oyj	169,458
2,053	Neste Oyj	173,382
3,276	Nokian Renkaat Oyj	131,606
4,668	Orion Oyj, Class B	142,012
2,654	Sampo Oyj, Class A	143,494
8,568	Stora Enso Oyj, Class R	170,133
4,426	UPM-Kymmene Oyj	158,713
6,475	Wartsila Oyj Abp	138,078

		1,986,278

	France—4.4%
2,632	Accor SA	149,046
747	Aeroports de Paris	164,621
1,158	Arkema SA	151,802
26,966	Bollore SA	134,166
2,999	Bouygues SA	153,088
6,243	CNP Assurances	160,209
1,900	Danone SA	154,010
87	Dassault Aviation SA	173,963
1,169	Dassault Systemes SE	151,478
4,283	Edenred	147,479
1,393	Eiffage SA	166,114
11,698	Electricite de France SA	164,655
1,149	Essilor International Cie Generale d’Optique SA	156,938
6,526	Eutelsat Communications SA	141,452
1,443	Fonciere des Regions REIT	161,529
283	Hermes International	183,201
1,558	ICADE REIT	155,014
1,495	Imerys SA	136,553
1,751	Ingenico Group SA	153,166

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco FTSE International Low Beta Equal Weight ETF (IDLB) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	France (continued)
1,034	Ipsen SA	$168,028
3,652	Klepierre SA REIT(a)	149,667
1,918	Legrand SA	149,468
705	L’Oreal SA	169,377
8,961	Orange SA	163,645
1,265	Orpea	162,542
928	Pernod Ricard SA	154,222
2,019	Publicis Groupe SA	151,240
1,106	Remy Cointreau SA	152,468
2,114	Rubis SCA	164,742
1,711	Sartorius Stedim Biotech	160,004
1,451	Societe BIC SA	148,049
11,027	Suez	159,341
1,069	Teleperformance	171,649
1,364	Thales SA	173,038
6,200	Veolia Environnement SA	147,232

		5,503,196

	Germany—5.2%
684	adidas AG	168,505
650	Allianz SE	154,286
1,670	Axel Springer SE	136,900
1,385	Beiersdorf AG	157,162
2,425	Brenntag AG	139,228
2,458	Carl Zeiss Meditec AG	167,197
11,489	Ceconomy AG	129,038
9,701	Commerzbank AG(b)	125,529
1,337	Covestro AG(c)	122,057
1,135	Deutsche Boerse AG	153,106
4,485	Deutsche Lufthansa AG	130,972
3,317	Deutsche Post AG	144,674
3,676	Deutsche Wohnen AG-BR	173,834
1,841	Fielmann AG	151,474
1,473	Fraport AG Frankfurt Airport Services Worldwide	143,086
1,861	Fresenius SE & Co. KGaA	142,417
893	FUCHS PETROLUB SE	46,070
1,834	FUCHS PETROLUB SE (Preference Shares)	98,693
3,172	GEA Group AG	124,208
1,108	Hannover Rueck SE	156,091
3,740	Hapag-Lloyd AG(b)(c)	160,864
1,510	HeidelbergCement AG	148,249
471	Henkel AG & Co. KGaA	56,195
704	Henkel AG & Co. KGaA (Preference Shares)	89,650
901	HOCHTIEF AG	165,030
1,771	KION Group AG	148,283
1,815	LANXESS AG	134,994
1,455	LEG Immobilien AG	167,953
677	Linde AG(b)	150,544
1,334	MAN SE	153,921
1,518	Merck KGaA	148,961
679	Muenchener Rueckversicherungs-Gesellschaft AG In Muenchen	155,829
1,893	OSRAM Licht AG	109,256
354	Puma SE	173,006
232	Rational AG	145,617
1,145	Rheinmetall AG	150,305

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Germany (continued)
1,448	SAP SE	$161,686
1,123	Sartorius AG (Preference Shares)	173,400
1,461	STADA Arzneimittel AG	147,993
8,460	Suedzucker AG	140,953
1,859	Symrise AG	150,709
3,407	Talanx AG	153,869
2,219	United Internet AG	144,184
3,325	Vonovia SE	167,158
1,266	Wirecard AG	172,996
2,663	Zalando SE(b)(c)	137,545

		6,573,677

	Hong Kong—5.2%
10,477	ASM Pacific Technology Ltd.	144,174
34,200	Bank of East Asia Ltd. (The)	150,775
60,868	Cafe de Coral Holdings Ltd.	149,683
211,560	Champion REIT	149,877
2,183,680	China Oceanwide Holdings Ltd.(b)	119,642
138,903	Chow Tai Fook Jewellery Group Ltd.	179,818
17,994	CK Infrastructure Holdings Ltd.	142,379
15,395	CLP Holdings Ltd.	159,869
67,684	Dah Sing Banking Group Ltd.	161,270
23,180	Dah Sing Financial Holdings Ltd.	155,651
17,857	Dairy Farm International Holdings Ltd.	150,356
240,544	First Pacific Co. Ltd.	123,824
30,762	Great Eagle Holdings Ltd.	156,000
6,058	Hang Seng Bank Ltd.	154,070
24,000	Henderson Land Development Co. Ltd.	153,053
76,996	Hong Kong & China Gas Co. Ltd.	161,286
21,899	Hongkong Land Holdings Ltd.	158,768
249,344	Hopewell Highway Infrastructure Ltd.	151,864
38,570	Hopewell Holdings Ltd.	137,360
199,818	Huabao International Holdings Ltd.	128,319
412,915	Hutchison Port Holdings Trust	138,327
421,671	Hutchison Telecommunications Hong Kong Holdings Ltd.	155,811
26,000	Hysan Development Co. Ltd.	151,894
2,317	Jardine Matheson Holdings Ltd.	140,711
3,846	Jardine Strategic Holdings Ltd.	146,148
38,157	Johnson Electric Holdings Ltd.	133,215
110,638	Kerry Logistics Network Ltd.	169,166
299,459	Li & Fung Ltd.	151,480
102,625	Lifestyle International Holdings Ltd.	192,481
17,961	Link REIT	159,282
28,737	MTR Corp. Ltd.	162,025
79,899	NWS Holdings Ltd.	158,001
268,064	PCCW Ltd.	166,339
332,599	Sa Sa International Holdings Ltd.	207,656
368,019	Shun Tak Holdings Ltd.	152,399
157,316	SJM Holdings Ltd.	158,754
113,181	Sun Art Retail Group Ltd.	128,060
11,490	Swire Pacific Ltd., Class A	114,194
21,922	Swire Pacific Ltd., Class B	37,094
44,132	Swire Properties Ltd.	157,167
24,093	Techtronic Industries Co. Ltd.	142,441
10,898	VTech Holdings Ltd.	133,513
121,550	WH Group Ltd.(c)	126,843

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco FTSE International Low Beta Equal Weight ETF (IDLB) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Hong Kong (continued)
35,983	Yue Yuen Industrial Holdings Ltd.	$102,471

		6,473,510

	Indonesia—0.1%
553,844	Golden Agri-Resources Ltd.	144,312

	Ireland—0.6%
16,048	Bank of Ireland Group PLC	144,449
4,601	CRH PLC	163,563
8,475	Glanbia PLC	143,353
1,296	Paddy Power Betfair PLC	128,166
4,317	Smurfit Kappa Group PLC	183,970

		763,501

	Israel—3.0%
12,608	Airport City Ltd.(b)	144,516
15,743	Alony Hetz Properties & Investments Ltd.	140,020
26,167	Amot Investments Ltd.	129,311
3,089	Azrieli Group Ltd.	141,748
21,305	Bank Hapoalim BM	146,024
25,152	Bank Leumi Le-Israel BM	148,903
98,187	Bezeq The Israeli Telecommunication Corp. Ltd.	123,952
874	Delek Group Ltd.	131,395
1,053	Elbit Systems Ltd.	121,897
6,924	First International Bank of Israel Ltd.	143,083
1,654	Frutarom Industries Ltd.	158,831
14,985	Gazit-Globe Ltd.	142,024
19,084	Harel Insurance Investments & Financial Services Ltd.	139,023
35,523	Israel Chemicals Ltd.	159,749
774	Israel Corp. Ltd. (The)	152,201
53,018	Israel Discount Bank Ltd., Class A(b)	147,211
3,460	Melisron Ltd.	141,847
136,038	Migdal Insurance & Financial Holding Ltd.(b)	133,584
8,229	Mizrahi Tefahot Bank Ltd.	150,747
1,544	Nice Ltd.(b)	146,508
319,897	Oil Refineries Ltd.	138,881
934	Paz Oil Co. Ltd.	136,158
25,294	Phoenix Holdings Ltd. (The)(b)	129,918
81,762	Shikun & Binui Ltd.	138,872
21,026	Shufersal Ltd.	121,029
6,667	Strauss Group Ltd.	137,550
5,186	Tower Semiconductor Ltd.(b)	136,457

		3,781,439

	Italy—2.4%
85,887	A2A SpA	173,034
4,929	Atlantia SpA	163,768
16,653	Banca Mediolanum SpA(a)	134,000
6,168	Buzzi Unicem SpA	156,198
10,516	Buzzi Unicem SpA-RSP	151,195
21,208	Davide Campari-Milano SpA	159,378
26,172	Enel SpA	166,579
1,208	Ferrari NV	148,942
12,210	Finecobank Banca Fineco SpA	146,105
2,534	Luxottica Group SpA	158,467
4,315	Moncler SpA	195,189

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Italy (continued)
42,294	Parmalat SpA	$154,321
17,710	Poste Italiane SpA(c)	173,446
4,767	Prysmian SpA	140,416
4,251	Recordati SpA	152,284
5,410	Salvatore Ferragamo SpA(a)	160,272
33,993	Snam SpA	163,665
27,433	Terna Rete Elettrica Nazionale SpA	164,960
63,217	UnipolSai Assicurazioni SpA	170,325

		3,032,544

	Japan—32.6%
2,360	ABC-Mart, Inc.	155,500
8,897	Aeon Co. Ltd.	177,859
7,210	Aeon Mall Co. Ltd.	146,144
4,015	Aica Kogyo Co. Ltd.	151,170
2,286	Ain Holdings, Inc.	152,504
7,500	Air Water, Inc.	144,894
2,582	Aisin Seiki Co. Ltd.	140,161
8,261	Ajinomoto Co., Inc.	151,442
6,668	Alfresa Holdings Corp.	147,223
3,808	ANA Holdings, Inc.	151,032
3,648	Aoyama Trading Co. Ltd.	140,519
139,800	Aplus Financial Co. Ltd.(b)	150,755
1,943	Ariake Japan Co. Ltd.	166,911
2,999	Asahi Group Holdings Ltd.	151,725
4,228	Asahi Intecc Co. Ltd.	148,178
4,185	ASKUL Corp.(a)	131,755
10,142	Astellas Pharma, Inc.	148,805
3,429	Azbil Corp.	159,816
4,709	Bandai Namco Holdings, Inc.	159,871
4,207	Benesse Holdings, Inc.	153,401
6,000	Brother Industries Ltd.	129,184
4,512	Calbee, Inc.	152,152
5,536	Canon Marketing Japan, Inc.	120,155
7,482	Capcom Co. Ltd.	143,794
797	Central Japan Railway Co.	160,019
10,994	Chubu Electric Power Co., Inc.	172,156
2,944	Chugai Pharmaceutical Co. Ltd.	155,507
12,891	Chugoku Electric Power Co., Inc. (The)	161,395
2,600	Ci:z Holdings Co. Ltd.	125,218
3,959	Coca-Cola Bottlers Japan Holdings, Inc.	170,408
16,304	Colopl, Inc.	123,519
4,294	Cosmo Energy Holdings Co. Ltd.	141,858
765	Cosmos Pharmaceutical Corp.	172,051
3,502	CyberAgent, Inc.	193,302
13,100	Daicel Corp.	151,561
2,790	Daido Steel Co. Ltd.	151,452
2,287	Daifuku Co. Ltd.	122,893
4,271	Daiichi Sankyo Co. Ltd.	146,367
2,897	Daiichikosho Co. Ltd.	152,230
978	Daito Trust Construction Co. Ltd.	163,156
8,212	DeNA Co. Ltd.	156,473
4,100	Denka Co. Ltd.	146,502
3,300	Dentsu, Inc.	156,217
4,026	Ebara Corp.	154,160
5,885	Electric Power Development Co. Ltd.	160,160
3,152	Ezaki Glico Co. Ltd.	170,238

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco FTSE International Low Beta Equal Weight ETF (IDLB) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
1,986	Familymart UNY Holdings Co. Ltd.	$192,928
2,604	FP Corp.	160,869
8,700	Fuji Media Holdings, Inc.	142,714
5,127	Fuji Oil Holdings, Inc.	164,692
3,663	FUJIFILM Holdings Corp.	147,457
7,885	Fujitsu General Ltd.	128,985
3,453	Fukuyama Transporting Co. Ltd.	144,368
2,800	Furukawa Electric Co. Ltd.	138,177
1,800	GMO Payment Gateway, Inc.	178,478
23,889	Gree, Inc.	132,080
27,000	GS Yuasa Corp.	145,579
42,787	GungHo Online Entertainment, Inc.	129,427
3,764	Hamamatsu Photonics K.K.	145,160
4,061	Hankyu Hanshin Holdings, Inc.	160,139
6,928	Heiwa Corp.	137,769
1,097	Hikari Tsushin, Inc.	178,046
11,400	Hino Motors Ltd.	139,290
1,101	Hirose Electric Co. Ltd.	155,151
2,075	Hisamitsu Pharmaceutical Co., Inc.	161,752
2,050	Horiba Ltd.	149,312
1,679	Hoshizaki Corp.	156,047
4,490	House Foods Group, Inc.	158,181
2,867	Hoya Corp.	153,588
9,200	Ibiden Co. Ltd.	152,261
36,400	Ichigo, Inc.	162,332
4,419	IHI Corp.	144,978
3,547	Ito EN Ltd.	141,653
17,747	Itoham Yonekyu Holdings, Inc.	161,373
2,300	Izumi Co. Ltd.	151,967
3,999	Japan Airlines Co. Ltd.	157,511
4,000	Japan Airport Terminal Co. Ltd.	164,313
11,000	Japan Post Bank Co. Ltd.	149,582
12,500	Japan Post Holdings Co. Ltd.	151,931
5,900	Japan Post Insurance Co. Ltd.	145,148
4,900	Japan Steel Works Ltd. (The)	161,206
5,249	Japan Tobacco, Inc.	140,861
6,500	JGC Corp.	159,493
6,200	JSR Corp.	117,002
24,567	JXTG Holdings, Inc.	160,390
4,430	Kagome Co. Ltd.	159,711
2,708	Kaken Pharmaceutical Co. Ltd.	160,364
13,343	Kandenko Co. Ltd.	158,031
15,000	Kaneka Corp.	148,184
5,944	Kansai Paint Co. Ltd.	133,845
2,108	Kao Corp.	151,321
6,089	KDDI Corp.	163,431
4,861	Keihan Holdings Co. Ltd.	157,258
5,477	Kewpie Corp.	127,684
292	Keyence Corp.	178,709
3,897	Kintetsu Group Holdings Co. Ltd.	158,658
5,860	Kirin Holdings Co. Ltd.	164,567
5,500	Kissei Pharmaceutical Co. Ltd.	155,563
2,377	Kobayashi Pharmaceutical Co. Ltd.	200,500
13,500	Kobe Steel Ltd.	139,657
7,303	Koei Tecmo Holdings Co. Ltd.	150,765
8,000	Kokuyo Co. Ltd.	144,318

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
5,265	Komeri Co. Ltd.	$140,689
2,900	Konami Holdings Corp.	142,582
860	Kose Corp.	159,150
10,986	K’s Holdings Corp.	158,829
4,869	Kurita Water Industries Ltd.	157,962
2,560	Kusuri NO Aoki Holdings Co. Ltd.	175,697
7,800	KYORIN Holdings, Inc.	152,828
5,600	Kyowa Exeo Corp.	145,853
7,080	Kyowa Hakko Kirin Co. Ltd.	153,602
3,243	Kyudenko Corp.	152,036
2,306	Lawson, Inc.	152,364
19,065	Leopalace21 Corp.	165,692
3,700	Line Corp.(b)	135,083
5,156	Lintec Corp.	149,132
7,981	Lion Corp.	172,274
3,851	M3, Inc.	145,875
7,000	Maeda Road Construction Co. Ltd.	151,227
3,228	Makita Corp.	145,138
4,776	Maruichi Steel Tube Ltd.	163,456
3,600	Matsumotokiyoshi Holdings Co. Ltd.	160,713
7,370	Medipal Holdings Corp.	158,345
5,550	Megmilk Snow Brand Co. Ltd.	167,121
2,113	MEIJI Holdings Co. Ltd.	169,542
6,500	Minebea Mitsumi, Inc.	130,505
5,190	MISUMI Group, Inc.	143,712
5,355	Mitsubishi Corp.	148,134
18,900	Mitsubishi Motors Corp.	140,940
4,971	Mitsubishi Shokuhin Co. Ltd.	145,144
7,019	Mitsubishi Tanabe Pharma Corp.	133,677
8,231	Mitsui & Co. Ltd.	148,673
4,900	Mitsui Chemicals, Inc.	140,608
3,000	Mitsui Mining & Smelting Co. Ltd.	127,622
5,342	Miura Co. Ltd.	162,811
2,134	Mochida Pharmaceutical Co. Ltd.	150,555
4,723	MonotaRO Co. Ltd.	165,095
3,286	Morinaga & Co. Ltd.	160,058
3,800	Morinaga Milk Industry Co. Ltd.	167,210
3,500	Nabtesco Corp.	126,502
5,877	Nagoya Railroad Co. Ltd.	154,196
8,400	Nexon Co. Ltd.(b)	122,286
5,884	Nichirei Corp.	170,188
1,000	Nidec Corp.	156,637
5,323	Nihon Kohden Corp.	152,503
4,644	Nihon M&A Center, Inc.	136,232
300	Nintendo Co. Ltd.	126,580
6,400	Nippo Corp.	146,862
4,100	Nippon Paint Holdings Co. Ltd.	167,859
7,601	Nippon Paper Industries Co. Ltd.	145,664
2,200	Nippon Shokubai Co. Ltd.	149,582
3,218	Nippon Telegraph & Telephone Corp.	153,070
7,900	Nippon Television Holdings, Inc.	138,543
10,149	Nipro Corp.	146,450
14,300	Nissan Motor Co. Ltd.	150,482
14,800	Nissan Shatai Co. Ltd.	158,516
7,578	Nisshin Seifun Group, Inc.	165,722
9,800	Nisshinbo Holdings, Inc.	138,548

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco FTSE International Low Beta Equal Weight ETF (IDLB) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
2,247	Nissin Foods Holdings Co. Ltd.	$165,304
953	Nitori Holdings Co. Ltd.	160,945
2,000	Noevir Holdings Co. Ltd.	144,026
5,470	NOF Corp.	163,213
7,000	NOK Corp.	143,934
6,209	Nomura Real Estate Holdings, Inc.	154,225
3,405	Nomura Research Institute Ltd.	175,812
5,877	NTT DoCoMo, Inc.	152,262
12,109	NTT Urban Development Corp.	142,862
2,565	OBIC Business Consultants Co. Ltd.	187,995
1,820	OBIC Co. Ltd.	152,519
7,402	Odakyu Electric Railway Co. Ltd.	159,709
3,800	Olympus Corp.	141,860
5,179	Ono Pharmaceutical Co. Ltd.	119,956
2,000	Oracle Corp. Japan	164,496
94,000	Orient Corp.	145,177
1,560	Oriental Land Co. Ltd.	155,608
7,561	Osaka Gas Co. Ltd.	162,656
6,400	OSG Corp.	142,008
3,300	Otsuka Corp.	153,804
3,023	Otsuka Holdings Co. Ltd.	158,354
2,910	Paltac Corp.	145,733
6,232	Park24 Co. Ltd.	176,552
20,800	Penta-Ocean Construction Co. Ltd.	164,423
3,300	PeptiDream, Inc.(b)	133,900
5,896	Persol Holdings Co. Ltd.	140,254
3,738	Pigeon Corp.	175,243
2,851	Pilot Corp.	155,805
3,599	Pola Orbis Holdings, Inc.	157,215
16,474	Rakuten, Inc.	117,460
6,207	Recruit Holdings Co. Ltd.	143,341
5,369	Relo Group, Inc.	120,996
17,318	Rengo Co. Ltd.	149,084
13,914	Ricoh Co. Ltd.	136,184
1,689	Rinnai Corp.	168,090
5,357	Rohto Pharmaceutical Co. Ltd.	156,414
485	Ryohin Keikaku Co. Ltd.	166,431
3,086	Sankyu, Inc.	150,034
8,300	Sanrio Co. Ltd.(a)	152,992
9,397	Santen Pharmaceutical Co. Ltd.	158,442
5,268	Sapporo Holdings Ltd.	150,686
3,226	Sawai Pharmaceutical Co. Ltd.	139,742
1,686	SCREEN Holdings Co. Ltd.	138,824
3,727	SCSK Corp.	159,741
10,300	Sega Sammy Holdings, Inc.	169,055
3,633	Seven & i Holdings Co. Ltd.	159,530
43,500	Seven Bank Ltd.	146,292
13,290	Shikoku Electric Power Co., Inc.	168,941
1,322	Shimamura Co. Ltd.	154,037
2,895	Shionogi & Co. Ltd.	149,056
2,500	Shiseido Co. Ltd.	162,486
1,146	Shochiku Co. Ltd.	168,405
11,522	Showa Shell Sekiyu K.K.	162,893
33,291	SKY Perfect JSAT Holdings, Inc.	151,814
10,967	Skylark Co. Ltd.	161,360
1,844	SoftBank Group Corp.	143,256

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
3,237	Sohgo Security Services Co. Ltd.	$160,038
45,697	Sojitz Corp.	150,757
3,010	Sony Corp.	148,540
3,576	Square Enix Holdings Co. Ltd.	149,020
5,779	Start Today Co. Ltd.	166,887
4,300	Subaru Corp.	144,571
2,750	Sugi Holdings Co. Ltd.	160,338
8,474	Sumitomo Corp.	152,520
9,787	Sumitomo Dainippon Pharma Co. Ltd.	178,433
3,220	Sumitomo Metal Mining Co. Ltd.	138,246
32,960	Sumitomo Osaka Cement Co. Ltd.	150,907
3,246	Sundrug Co. Ltd.	167,009
3,295	Suntory Beverage & Food Ltd.	162,303
3,718	Suzuken Co. Ltd.	160,035
2,672	Suzuki Motor Corp.	143,850
1,873	Sysmex Corp.	165,690
3,005	Taisei Corp.	162,299
1,715	Taisho Pharmaceutical Holdings Co. Ltd.	164,408
12,176	Takara Holdings, Inc.	147,102
15,478	Takashimaya Co. Ltd.	132,962
2,606	Takeda Pharmaceutical Co. Ltd.	110,051
2,869	Terumo Corp.	162,557
3,500	THK Co. Ltd.	122,504
4,059	TIS, Inc.	160,988
4,607	Toho Co. Ltd.	154,093
5,119	Toho Gas Co. Ltd.	155,313
11,434	Tohoku Electric Power Co., Inc.	147,438
8,600	Tokai Carbon Co. Ltd.	108,065
6,700	Tokyo Broadcasting System Holdings, Inc.	149,032
2,700	Tokyo Century Corp.	168,773
39,053	Tokyo Electric Power Co. Holdings, Inc.(b)	185,941
5,992	Tokyo Gas Co. Ltd.	160,553
13,200	Toppan Forms Co. Ltd.	147,290
14,846	Toray Industries, Inc.	138,658
3,824	Toyo Suisan Kaisha Ltd.	150,619
7,599	Toyobo Co. Ltd.	148,195
6,984	Toyota Boshoku Corp.	147,243
4,525	Tsumura & Co.	164,583
1,076	Tsuruha Holdings, Inc.	154,677
7,414	TV Asahi Holdings Corp.	174,264
4,800	Ube Industries Ltd.	146,511
5,327	Unicharm Corp.	149,696
7,298	USS Co. Ltd.	153,463
5,100	Wacoal Holdings Corp.	154,736
3,384	Welcia Holdings Co. Ltd.	174,109
2,151	West Japan Railway Co.	152,344
32,459	Yahoo! Japan Corp.(a)	133,485
23,785	Yamada Denki Co. Ltd.(a)	124,767
3,400	Yamaha Corp.	164,368
5,100	Yamato Kogyo Co. Ltd.	151,474
7,652	Yamazaki Baking Co. Ltd.	167,690
3,228	Yaskawa Electric Corp.	131,863
3,428	Zenkoku Hosho Co. Ltd.	141,756
7,208	Zensho Holdings Co. Ltd.	167,841
10,000	Zeon Corp.	129,861

		40,965,056

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco FTSE International Low Beta Equal Weight ETF (IDLB) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Kazakhstan—0.1%
12,888	KAZ Minerals PLC(b)	$163,383

	Luxembourg—0.7%
4,431	Arcelormittal(b)	150,408
267	Eurofins Scientific SE	144,455
79,401	L’Occitane International SA	147,911
1,737	RTL Group SA	143,232
9,532	SES SA FDR, Class A(a)	147,412
8,810	Tenaris SA	165,731

		899,149

	Macau—0.2%
51,200	MGM China Holdings Ltd.	141,565
26,800	Sands China Ltd.	156,226

		297,791

	Netherlands—1.9%
4,891	ABN AMRO Group NV CVA(c)	152,046
21,569	Aegon NV	158,755
1,562	Akzo Nobel NV	141,352
3,388	ASR Nederland NV	160,297
2,069	Exor NV	153,836
6,589	GrandVision NV(c)	162,401
1,526	Heineken Holding NV	155,241
1,463	Heineken NV	154,311
8,649	ING Groep NV	146,045
6,742	Koninklijke Ahold Delhaize NV	162,954
1,457	Koninklijke DSM NV	151,073
3,212	Koninklijke Vopak NV(a)	158,722
3,369	NN Group NV	161,555
2,099	Randstad NV	135,372
2,969	Wolters Kluwer NV	160,812

		2,314,772

	New Zealand—0.8%
64,264	Air New Zealand Ltd.	148,067
156,892	Kiwi Property Group Ltd.	151,448
65,825	Mercury NZ Ltd.	147,953
75,505	Meridian Energy Ltd.	156,411
19,549	Ryman Healthcare Ltd.	146,007
82,477	Sky Network Television Ltd.	132,498
62,873	Spark New Zealand Ltd.	153,279

		1,035,663

	Norway—0.6%
8,338	Gjensidige Forsikring ASA	132,391
7,828	Marine Harvest ASA	170,658
13,927	Orkla ASA	129,237
2,658	Schibsted ASA, Class A	77,838
3,263	Schibsted ASA, Class B	87,979
6,677	Telenor ASA	148,191

		746,294

	Portugal—0.2%
8,324	Galp Energia SGPS SA	160,058
7,243	Jeronimo Martins SGPS SA	127,239

		287,297

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Singapore—2.5%
76,014	Ascendas Real Estate Investment Trust REIT	$153,285
27,200	BOC Aviation Ltd.(c)	159,424
116,297	CapitaLand Commercial Trust Ltd. REIT	159,858
99,926	CapitaLand Mall Trust REIT	158,487
99,187	ComfortDelGro Corp. Ltd.	168,552
103,045	Frasers Property Ltd.	157,986
5,395	Jardine Cycle & Carriage Ltd.	139,596
115,452	M1 Ltd.	157,825
60,624	SIA Engineering Co. Ltd.	148,807
18,044	Singapore Airlines Ltd.	148,271
143,404	Singapore Post Ltd.	145,132
77,455	Singapore Press Holdings Ltd.	159,116
59,188	Singapore Technologies Engineering Ltd.	156,011
59,780	Singapore Telecommunications Ltd.	158,926
79,781	StarHub Ltd.	136,779
101,757	Suntec Real Estate Investment Trust REIT	150,632
7,200	United Overseas Bank Ltd.	163,897
23,421	UOL Group Ltd.	155,839
7,284	Venture Corp. Ltd.	115,252
62,300	Wilmar International Ltd.	153,392
91,900	Wing Tai Holdings Ltd.	141,593

		3,188,660

	South Africa—0.2%
17,238	Investec PLC	137,091
5,811	Mondi PLC	162,156

		299,247

	South Korea—7.0%
14,572	BNK Financial Group, Inc.	142,575
469	Celltrion, Inc.(b)	119,001
483	CJ CheilJedang Corp.	155,113
1,137	CJ CheilJedang Corp. (Preference Shares)	144,780
1,246	CJ Logistics Corp.(b)	182,575
1,910	Coway Co. Ltd.	156,477
2,348	DB Insurance Co. Ltd.	138,279
13,162	DGB Financial Group, Inc.	147,881
5,934	Dongsuh Cos., Inc.	153,066
537	E-MART, Inc.	135,752
4,591	GS Retail Co. Ltd.	159,904
3,321	Hana Financial Group, Inc.	148,474
2,766	Hankook Tire Co. Ltd.	128,064
356	Hanmi Pharm Co. Ltd.	155,326
13,056	Hanon Systems	133,243
1,092	Hanssem Co. Ltd.	119,112
4,916	Hanwha Chemical Corp.	133,250
7,509	Hite Jinro Co. Ltd.	153,266
1,323	Hyosung Corp.	162,890
1,810	Hyundai Department Store Co. Ltd.	175,399
4,286	Hyundai Engineering & Construction Co. Ltd.	255,222
1,157	Hyundai Glovis Co. Ltd.	182,533
3,952	Hyundai Marine & Fire Insurance Co. Ltd.	141,533
1,011	Hyundai Motor Co.	151,454
3,085	Hyundai Steel Co.	175,040
2,809	Hyundai Wia Corp.	141,232
9,489	Industrial Bank of Korea	149,702
1,275	Kakao Corp.	132,508

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco FTSE International Low Beta Equal Weight ETF (IDLB) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Korea (continued)
5,732	Kangwon Land, Inc.	$155,100
2,586	KB Financial Group, Inc.	148,180
4,091	KEPCO Plant Service & Engineering Co. Ltd.	194,198
4,751	Kia Motors Corp.	147,238
4,990	Korea Electric Power Corp.	174,969
320	Korea Zinc Co. Ltd.	129,882
1,656	KT&G Corp.	151,638
1,822	Kumho Petrochemical Co. Ltd.	183,386
394	LG Chem Ltd.	132,803
66	LG Chem Ltd. (Preference Shares)	12,730
1,917	LG Corp.	145,563
1,941	LG Hausys Ltd.	147,931
356	Lotte Chemical Corp.	137,994
2,343	LOTTE Fine Chemical Co. Ltd.	150,489
2,176	LS Corp.	158,710
534	Nongshim Co. Ltd.	161,992
234	Ottogi Corp.	173,958
457	POSCO	159,386
1,721	S-1 Corp.	158,073
4,558	Samsung Card Co. Ltd.	159,181
543	Samsung Fire & Marine Insurance Co. Ltd.	135,998
44	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	7,560
3,491	Shinhan Financial Group Co. Ltd.	155,747
481	Shinsegae, Inc.	188,023
2,150	SK Hynix, Inc.	170,100
804	SK Innovation Co. Ltd.	147,920
680	SK Telecom Co. Ltd.	145,480
4,216	SKC Co. Ltd.	150,395
1,322	S-Oil Corp.	136,155
9,832	Woori Bank	147,749
794	Yuhan Corp.	170,241

		8,812,420

	Spain—3.2%
6,311	Abertis Infraestructuras SA	139,232
1,794	Acciona SA	150,469
10,162	Acerinox SA	142,974
4,403	ACS Actividades de Construccion y Servicios SA	186,349
746	Aena SME SA(c)	154,215
2,052	Amadeus IT Group SA	150,489
13,632	Bankinter SA	142,961
5,851	Cellnex Telecom SA(c)	157,218
2,500	Corp. Financiera Alba SA	155,858
31,879	Distribuidora Internacional de Alimentacion SA	148,287
17,412	EDP Renovaveis SA	167,456
5,828	Enagas SA	169,979
7,216	Endesa SA	168,875
7,039	Ferrovial SA	150,828
6,635	Gas Natural SDG SA	167,623
3,397	Grifols SA	95,834
2,638	Grifols SA (Preference Shares), Class B	54,757
3,629	Grupo Catalana Occidente SA	160,255
20,572	Iberdrola SA	159,470
5,001	Industria de Diseno Textil SA	155,768

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Spain (continued)
45,128	Mapfre SA	$157,246
12,977	Mediaset Espana Comunicacion SA(a)	124,709
10,512	MERLIN Properties SOCIMI SA REIT	162,568
7,749	Red Electrica Corp. SA	161,781
8,491	Repsol SA	162,602
9,542	Siemens Gamesa Renewable Energy SA	164,456
14,449	Zardoya Otis SA	147,863

		4,060,122

	Sweden—2.0%
4,287	Boliden AB	149,454
4,566	Electrolux AB, Series B	120,796
6,148	Fastighets AB Balder, Class B(b)	159,202
9,210	Hennes & Mauritz AB, Class B	157,822
2,598	Hexagon AB, Class B	150,953
4,266	ICA Gruppen AB	132,962
4,114	Kinnevik AB, Class B	149,211
6,461	Lundin Petroleum AB(b)	178,984
13,205	Nordea Bank AB	134,995
8,856	Securitas AB, Class B	143,835
12,570	Skandinaviska Enskilda Banken AB, Class A	118,612
179	Skandinaviska Enskilda Banken AB, Class C	1,810
15,318	Svenska Cellulosa AB (SCA), Class B	170,508
10,662	Svenska Handelsbanken AB, Class A	119,510
259	Svenska Handelsbanken AB, Class B	3,099
5,975	Swedbank AB, Class A	130,496
3,535	Swedish Match AB	159,303
12,835	Tele2 AB, Class B	167,356
32,146	Telia Co. AB	158,763

		2,507,671

	Switzerland—3.4%
1,868	Adecco Group AG	124,433
955	Baloise Holding AG	152,140
188	Banque Cantonale Vaudoise	150,415
1,711	Cie Financiere Richemont SA	163,443
4,629	Coca-Cola HBC AG	155,823
1,046	Dufry AG(b)	148,832
2,128	Ferguson PLC	163,550
333	Geberit AG	142,834
103	Georg Fischer AG	128,815
28,312	Glencore PLC	136,757
257	Helvetia Holding AG	153,307
2,312	Julius Baer Group Ltd.	138,360
2,572	LafargeHolcim Ltd.	143,839
3,812	Logitech International SA	142,021
591	Lonza Group AG	145,795
1,700	Pargesa Holding SA	159,971
212	Partners Group Holding AG	155,590
1,587	PSP Swiss Property AG	148,856
215	Schindler Holding AG	43,243
443	Schindler Holding AG-PC	92,010
19	Sika AG-BR	138,772
960	Sonova Holding AG	159,240
1,140	Sulzer AG	132,323
429	Swatch Group AG (The)	38,419
283	Swatch Group AG (The)-BR	136,797

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco FTSE International Low Beta Equal Weight ETF (IDLB) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Switzerland (continued)
415	Swiss Life Holding AG	$146,103
1,612	Swiss Prime Site AG	151,527
1,476	Swiss RE AG	141,144
292	Swisscom AG	140,705
7,887	UBS Group AG	133,615
463	Zurich Insurance Group AG	148,549

		4,257,228

	United Kingdom—8.1%
11,645	3i Group PLC	151,025
5,997	Admiral Group PLC	164,621
6,154	Anglo American PLC	144,892
5,243	Ashtead Group PLC	146,812
29,974	Auto Trader Group PLC(c)	145,735
21,648	Aviva PLC	157,731
26,851	B&M European Value Retail SA	149,893
16,951	Babcock International Group PLC	171,791
19,070	BAE Systems PLC	160,486
3,520	Bellway PLC	160,769
17,592	British Land Co. PLC (The) REIT	162,925
5,650	Bunzl PLC	164,279
77,471	Centrica PLC	164,112
11,094	CNH Industrial NV, Class A	137,255
2,380	Croda International PLC	146,236
36,799	CYBG PLC	153,170
1,670	DCC PLC	161,012
28,958	Direct Line Insurance Group PLC	149,291
23,090	DS Smith PLC	166,139
6,515	easyJet PLC	142,678
7,039	Experian PLC	161,618
42,236	G4S PLC	150,612
9,090	Halma PLC	153,121
6,348	Hargreaves Lansdown PLC	156,463
7,940	Hiscox Ltd.	162,839
24,876	Howden Joinery Group PLC	163,332
15,456	HSBC Holdings PLC	154,425
8,914	IMI PLC	134,072
15,928	Informa PLC	162,125
2,328	InterContinental Hotels Group PLC	147,145
68,363	ITV PLC	142,793
42,772	J Sainsbury PLC	182,038
3,525	Johnson Matthey PLC	159,929
12,473	Just Eat PLC(b)	132,936
30,562	Kingfisher PLC	127,883
42,179	Legal & General Group PLC	156,857
161,153	Lloyds Banking Group PLC	143,522
2,720	London Stock Exchange Group PLC	161,095
37,003	Marks & Spencer Group PLC	146,629
24,477	Meggitt PLC	159,262
32,502	Merlin Entertainments PLC(c)	164,652
5,302	Micro Focus International PLC	91,503
2,264	Next PLC	163,899
42,844	Old Mutual PLC	148,472
15,090	Pearson PLC	173,299
5,984	Prudential PLC	154,497
7,404	RELX NV	157,575
2,392	Rio Tinto Ltd.	144,195

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United Kingdom (continued)
2,792	Rio Tinto PLC	$151,746
41,380	Royal Bank of Scotland Group PLC(b)	154,000
19,790	Royal Mail PLC	158,422
13,784	RPC Group PLC	150,136
3,178	Schroders PLC	144,492
8,222	Sky PLC	156,053
6,850	Smiths Group PLC	150,722
1,917	Spirax-Sarco Engineering PLC	152,218
9,602	St. James’s Place PLC	150,306
13,504	Standard Chartered PLC	142,660
30,104	Standard Life Aberdeen PLC	151,467
59,417	Taylor Wimpey PLC	156,924
5,208	TechnipFMC PLC	171,339
52,482	Tesco PLC	170,523
8,621	Travis Perkins PLC	150,683
5,380	Weir Group PLC (The)	158,281
48,972	WM Morrison Supermarkets PLC	163,975
7,846	WPP PLC	134,813

		10,126,400

	United States—0.6%
2,309	Carnival PLC	150,269
4,521	Qiagen NV(b)	149,065
11,083	Sims Metal Management Ltd.	135,446
9,305	Valeant Pharmaceuticals International, Inc.(b)	168,252
2,130	Waste Connections, Inc.	154,190

		757,222

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $113,001,960)-99.9%	125,625,339

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.0%
1,254,071	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(d)(e) (Cost $1,254,071)	1,254,071

	Total Investments in Securities (Cost $114,256,031)—100.9%	126,879,410
	Other assets less liabilities—(0.9)%	(1,163,391)

	Net Assets—100.0%	$125,716,019

Investment Abbreviations:

BR—Bearer Shares

CVA—Dutch Certificates

FDR—Fiduciary Depositary Receipt

PC—Participation Certificate

REIT—Real Estate Investment Trust

RSP—Registered Savings Plan Shares

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco FTSE International Low Beta Equal Weight ETF (IDLB) (continued)

April 30, 2018

(Unaudited)

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2018.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2018 was $2,127,649, which represented 1.69% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Financials	44.7
Energy	8.1
Materials	8.0
Consumer Discretionary	6.3
Information Technology	6.0
Telecommunication Services	6.0
Consumer Staples	5.5
Industrials	5.3
Utilities	5.1
Real Estate	3.4
Health Care	1.5
Other Assets Less Liabilities	0.1

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Brazil—4.1%
9,128	Ambev SA ADR	$60,427
550	Banco Bradesco SA ADR	5,032
5,432	Banco Bradesco SA (Preference Shares) ADR	53,234
2,243	Banco Do Brasil SA ADR	23,686
2,401	Banco Santander Brasil SA ADR	26,027
1,962	BB Seguridade Participacoes SA ADR	15,617
250	Braskem SA ADR	6,475
1,300	BRF SA ADR(a)	9,269
542	Centrais Eletricas Brasileiras SA ADR(a)	2,986
1,680	Cia de Saneamento Basico do Estado de Sao Paulo ADR	16,766
2,397	Cielo SA ADR	13,160
400	CPFL Energia SA ADR	5,476
811	Embraer SA ADR	20,453
279	Fibria Celulose SA ADR	5,457
3,022	Gerdau SA (Preference Shares) ADR	14,113
6,258	Itau Unibanco Holding SA (Preference Shares) ADR	90,929
1,072	JBS SA ADR	5,414
4,749	Kroton Educacional SA ADR	18,901
1,575	Localiza Rent A Car SA ADR	12,553
2,264	Petroleo Brasileiro SA ADR(a)	31,900
3,142	Petroleo Brasileiro SA (Preference Shares) ADR(a)	41,317
640	Telefonica Brasil SA ADR	9,037
484	Tim Participacoes SA ADR	11,011
571	Ultrapar Participacoes SA ADR	9,890
4,965	Vale SA ADR	68,716

		577,846

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Chile—4.6%
25,266	Aguas Andinas SA, Class A	$16,836
446	Banco de Chile ADR	43,708
316	Banco de Credito e Inversiones SA	23,933
1,840	Banco Santander Chile ADR	60,775
14,231	Cencosud SA	42,385
913	Cia Cervecerias Unidas SA ADR	25,217
75,370	Colbun SA	18,804
1,358	Empresa Nacional de Telecomunicaciones SA	16,076
11,022	Empresas CMPC SA	45,070
4,117	Empresas COPEC SA	67,390
6,056	Enel Americas SA ADR	68,736
8,158	Enel Chile SA ADR	50,743
2,832	Latam Airlines Group SA ADR	43,245
6,799	S.A.C.I. Falabella	65,990
1,012	Sociedad Quimica y Minera de Chile SA ADR	55,549

		644,457

	China—4.0%
419	Alibaba Group Holding Ltd. ADR(a)	74,808
120	Baidu, Inc. ADR(a)	30,108
1,415	Bank of China Ltd. ADR	19,102
8,000	Bank of Communications Co. Ltd., H-Shares	6,541
8,000	China CITIC Bank Corp. Ltd., H-Shares	5,715
4,000	China Communications Construction Co. Ltd., H-Shares	4,608
1,426	China Construction Bank Corp. ADR	29,803
4,000	China Everbright International Ltd.	5,606
1,700	China Evergrande Group(a)	5,377
631	China Life Insurance Co. Ltd., H-Shares ADR	8,897
4,000	China Merchants Bank Co. Ltd., H-Shares	17,448

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
496	China Mobile Ltd. ADR	$23,540
2,000	China Overseas Land & Investment Ltd.	6,681
1,600	China Pacific Insurance (Group) Co. Ltd., H-Shares	7,046
103	China Petroleum & Chemical Corp., H-Shares ADR	10,047
3,283	China Resources Land Ltd.	12,324
4,000	CITIC Ltd.	6,096
84	CNOOC Ltd. ADR	14,197
5,000	Country Garden Holdings Co. Ltd.	10,187
8,000	CSPC Pharmaceutical Group Ltd.	20,306
201	Ctrip.com International Ltd. ADR(a)	8,221
8,000	Dongfeng Motor Group Co. Ltd., H-Shares	8,853
6,000	Great Wall Motor Co. Ltd., H-Shares	6,245
10,000	Guangdong Investment Ltd.	15,453
1,140	Industrial & Commercial Bank of China Ltd. ADR	19,916
325	JD.Com, Inc., Class A ADR(a)	11,866
40	NetEase, Inc. ADR	10,283
93	PetroChina Co. Ltd., H-Shares ADR	6,846
1,160	Ping An Insurance Group Co. of China Ltd. ADR	22,713
4,000	Shanghai Industrial Holdings Ltd.	10,485
2,161	Tencent Holdings Ltd. ADR	106,170
8,000	Want Want China Holdings Ltd.	7,070
320	Yum China Holdings, Inc.	13,683

		566,241

	Colombia—4.8%
4,800	Bancolombia SA ADR	228,768
13,697	Cementos Argos SA	48,422
7,000	Ecopetrol SA ADR	154,560
6,671	Grupo Argos SA	47,499
83,526	Grupo Aval Acciones y Valores SA (Preference Shares)	36,724
6,354	Grupo de Inversiones Suramericana SA	88,177
2,655	Grupo de Inversiones Suramericana SA (Preference Shares)	34,500
9,122	Interconexion Electrica SA ESP	47,025

		685,675

	Czech Republic—4.3%
9,699	CEZ AS	248,079
4,618	Komercni banka AS	199,612
30,018	Moneta Money Bank AS(b)	108,147
3,825	O2 Czech Republic AS	52,463

		608,301

	Egypt—3.4%
92,636	Commercial International Bank Egypt SAE GDR(b)	475,223

	Greece—5.3%
53,224	Alpha Bank SA(a)	140,418
69,607	Eurobank Ergasias SA(a)	87,321
1,216	FF Group(a)	23,025
9,274	Hellenic Telecommunications Organization SA	134,710
3,926	JUMBO SA	71,795
244,325	National Bank of Greece SA(a)	101,233
8,531	OPAP SA	102,185

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Greece (continued)
8,779	Piraeus Bank SA(a)	$36,879
1,724	Titan Cement Co. SA	45,512

		743,078

	Hungary—4.0%
11,688	MOL Hungarian Oil & Gas PLC	135,223
7,609	OTP Bank Nyrt	333,634
4,826	Richter Gedeon Nyrt	97,738

		566,595

	India—3.9%
15,941	iShares MSCI India ETF	557,138

	Indonesia—3.6%
103,300	PT Astra International Tbk	52,829
47,600	PT Bank Central Asia Tbk	75,267
83,000	PT Bank Mandiri Persero Tbk	42,223
55,600	PT Bank Negara Indonesia Persero Tbk	32,018
254,500	PT Bank Rakyat Indonesia Persero Tbk	58,662
66,100	PT Charoen Pokphand Indonesia Tbk	17,460
37,000	PT Hanjaya Mandala Sampoerna Tbk	9,374
11,600	PT Indocement Tunggal Prakarsa Tbk	14,651
18,000	PT Indofood Sukses Makmur Tbk	9,002
156,400	PT Kalbe Farma Tbk	16,875
14,000	PT Matahari Department Store Tbk	10,415
348,200	PT Pakuwon Jati Tbk	14,731
82,400	PT Perusahaan Gas Negara Persero Tbk	11,653
24,000	PT Semen Indonesia (Persero) Tbk	16,598
243,300	PT Telekomunikasi Indonesia Persero Tbk	66,482
10,800	PT Unilever Indonesia Tbk	35,902
12,257	PT United Tractors Tbk	29,901

		514,043

	Malaysia—4.4%
12,800	AMMB Holdings Bhd	12,655
14,800	Axiata Group Bhd	19,890
23,600	CIMB Group Holdings Bhd	43,072
17,600	DiGi.com Bhd	20,728
12,400	Gamuda Bhd	15,957
10,000	Genting Bhd	22,702
17,200	Genting Malaysia Bhd	22,393
4,000	Hong Leong Bank Bhd	19,269
13,200	IHH Healthcare Bhd	20,434
16,800	IJM Corp. Bhd	12,743
15,600	IOI Corp. Bhd	18,882
2,400	Kuala Lumpur Kepong Bhd	15,538
23,600	Malayan Banking Bhd	64,755
5,200	Malaysia Airports Holdings Bhd	11,800
9,600	Maxis Bhd	14,241
6,400	MISC Bhd	11,559
12,800	Petronas Chemicals Group Bhd	27,532
2,100	Petronas Dagangan Bhd	14,394
4,800	Petronas Gas Bhd	21,707
4,600	PPB Group Bhd	22,513
13,600	Public Bank Bhd	81,780
14,400	Sime Darby Bhd	9,746
14,400	Sime Darby Plantation Bhd	20,443
14,400	Sime Darby Property Bhd	5,457

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Malaysia (continued)
7,200	Telekom Malaysia Bhd	$9,692
17,200	Tenaga Nasional Bhd	68,955

		628,837

	Mexico—3.9%
8,737	Alfa SAB de CV, Class A	11,169
5,300	America Movil SAB de CV, Class L ADR	97,997
1,200	Arca Continental SAB de CV	8,258
6,657	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	9,825
5,616	Cemex SAB de CV-PC ADR(a)	34,875
1,722	Coca-Cola Femsa SAB de CV, Series L	11,133
7,358	Fibra Uno Administracion SA de CV REIT	12,133
730	Fomento Economico Mexicano SAB de CV ADR	70,562
1,000	Gruma SAB de CV, Class B	12,162
160	Grupo Aeroportuario del Pacifico SAB de CV ADR	16,667
727	Grupo Aeroportuario del Sureste SAB de CV, Class B	13,018
5,518	Grupo Bimbo SAB de CV, Series A	12,789
3,000	Grupo Carso SAB de CV, Series A1	10,734
7,818	Grupo Financiero Banorte SAB de CV, Class O	48,709
7,358	Grupo Financiero Inbursa SAB de CV, Class O(a)	12,207
11,956	Grupo Mexico SAB de CV, Series B	39,575
2,000	Grupo Televisa SAB ADR	35,840
400	Industrias Penoles SAB de CV	8,360
2,500	Infraestructura Energetica Nova SAB de CV	10,959
5,302	Kimberly-Clark de Mexico SAB de CV, Class A	9,581
3,905	Mexichem SAB de CV(a)	12,146
837	Promotora y Operadora de Infraestructura SAB de CV	8,540
16,555	Wal-Mart de Mexico SAB de CV	45,807

		553,046

	Peru—4.6%
6,551	Cia de Minas Buenaventura SAA ADR	104,488
1,826	Credicorp Ltd.	424,527
2,289	Southern Copper Corp.	120,882

		649,897

	Philippines—3.6%
24,010	Aboitiz Equity Ventures, Inc.	32,236
26,000	Aboitiz Power Corp.	19,069
2,640	Ayala Corp.	49,062
77,385	Ayala Land, Inc.	60,825
8,003	Bank of the Philippine Islands	16,238
19,050	BDO Unibank, Inc.	48,284
40,020	DMCI Holdings, Inc.	8,513
330	Globe Telecom, Inc.	9,820
780	GT Capital Holdings, Inc.	15,826
31,020	JG Summit Holdings, Inc.	38,253
5,480	Jollibee Foods Corp.	30,117
132,100	Metro Pacific Investments Corp.	12,988
901	PLDT, Inc. ADR	24,768
16,400	Robinsons Land Corp.	5,673
3,060	SM Investments Corp.	55,129
79,200	SM Prime Holdings, Inc.	52,237

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Philippines (continued)
10,640	Universal Robina Corp.	$28,888

		507,926

	Poland—3.7%
695	Alior Bank SA(a)	14,002
4,000	Bank Millennium SA(a)	9,702
1,193	Bank Polska Kasa Opieki SA	39,598
274	Bank Zachodni WBK SA	28,962
80	CCC SA	5,880
550	CD Projekt SA	19,357
2,290	Cyfrowy Polsat SA	16,734
538	Grupa Azoty SA	8,215
879	Grupa Lotos SA	13,796
600	Jastrzebska Spolka Weglowa SA(a)	14,088
1,097	KGHM Polska Miedz SA	29,099
10	LPP SA	26,069
89	mBank SA(a)	10,870
5,067	Orange Polska SA(a)	7,578
11,487	PGE Polska Grupa Energetyczna SA(a)	34,071
2,331	Polski Koncern Naftowy Orlen SA	59,260
15,775	Polskie Gornictwo Naftowe i Gazownictwo SA	27,738
7,964	Powszechna Kasa Oszczednosci Bank Polski SA(a)	94,638
4,965	Powszechny Zaklad Ubezpieczen SA	60,465

		520,122

	Qatar—4.8%
1,358	Barwa Real Estate Co.	13,185
3,196	Commercial Bank QSC (The)	31,732
2,200	Doha Bank QPSC	16,369
18,257	Ezdan Holding Group QSC(a)	56,210
3,358	Industries Qatar QSC	103,295
8,206	Masraf Al Rayan QSC	80,189
1,836	Ooredoo QPSC	39,937
623	Qatar Electricity & Water Co. QSC	33,879
5,114	Qatar Gas Transport Co. Ltd.	20,633
3,824	Qatar Insurance Co. SAQ	38,314
1,100	Qatar Islamic Bank SAQ	32,329
4,978	Qatar National Bank QPSC	206,448

		672,520

	Russia—3.5%
17,577	Gazprom PJSC ADR	81,190
1,281	LUKOIL PJSC ADR	85,365
1,097	Magnit PJSC GDR(b)	20,832
2,466	MMC Norilsk Nickel PJSC ADR	42,403
600	Mobile TeleSystems PJSC ADR	6,300
262	Novatek PJSC GDR(b)	33,175
479	Novolipetsk Steel PJSC GDR(b)	12,246
479	PhosAgro PJSC GDR(b)	6,907
3,492	Rosneft Oil Co. PJSC GDR(b)	21,232
12,040	RusHydro PJSC ADR	13,616
5,503	Sberbank of Russia PJSC ADR	81,352
636	Severstal PJSC GDR(b)	10,157
4,538	Surgutneftegas OJSC ADR	21,251
857	Tatneft PJSC ADR	55,129
4,674	VTB Bank PJSC GDR(b)	8,750

		499,905

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Africa—4.1%
1,059	AngloGold Ashanti Ltd. ADR	$9,510
757	Aspen Pharmacare Holdings Ltd.	16,279
1,100	Barclays Africa Group Ltd.	16,019
725	Bid Corp. Ltd.	16,540
725	Bidvest Group Ltd. (The)	14,167
1,017	Brait SE(a)	3,514
1,061	Discovery Ltd.	14,692
4,645	FirstRand Ltd.	24,766
7,764	Growthpoint Properties Ltd. REIT	18,098
399	Mondi Ltd.	11,602
803	Mr Price Group Ltd.	17,572
2,713	MTN Group Ltd. ADR	26,913
715	Naspers Ltd., Class N	174,201
289	Nedbank Group Ltd.	6,864
17,871	Redefine Properties Ltd. REIT	17,150
1,121	Remgro Ltd.	20,152
1,934	RMB Holdings Ltd.	12,092
1,268	Sanlam Ltd. ADR	16,230
1,438	Sappi Ltd.	9,166
874	Sasol Ltd. ADR	31,053
685	Shoprite Holdings Ltd. ADR	13,529
2,137	Standard Bank Group Ltd. ADR	37,248
5,095	Steinhoff International Holdings NV(a)	784
568	Tiger Brands Ltd.	17,699
1,240	Vodacom Group Ltd. ADR	15,835
3,380	Woolworths Holdings Ltd.	17,326

		579,001

	South Korea—3.9%
22	Amorepacific Corp.	7,149
40	Celltrion, Inc.(a)	10,038
45	CJ Corp.	6,811
271	Hana Financial Group, Inc.	12,046
265	Hyundai Marine & Fire Insurance Co. Ltd.	9,472
64	Hyundai Mobis Co. Ltd.	14,821
134	Hyundai Motor Co.	20,045
42	Hyundai Motor Co. (2nd Preference Shares)	4,517
150	Hyundai Steel Co.	8,491
192	KB Financial Group, Inc. ADR	10,829
332	Kia Motors Corp.	10,269
801	Korea Electric Power Corp. ADR	13,929
13	Korea Zinc Co. Ltd.	5,262
106	KT&G Corp.	9,682
45	LG Chem Ltd.	15,025
171	LG Corp.	12,917
147	LG Electronics, Inc.	13,931
7	LG Household & Health Care Ltd.	8,979
588	Mirae Asset Daewoo Co. Ltd.	5,365
26	NAVER Corp.	17,344
508	NH Investment & Securities Co. Ltd.	7,336
192	POSCO ADR	16,291
45	Samsung C&T Corp.	5,863
129	Samsung Electronics Co. Ltd. GDR(b)	159,310
19	Samsung Electronics Co. Ltd. (Preference Shares)	37,803
32	Samsung Fire & Marine Insurance Co. Ltd.	8,003
54	Samsung SDI Co. Ltd.	9,200

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Korea (continued)
173	Samsung Securities Co., Ltd.	$5,954
348	Shinhan Financial Group Co. Ltd. ADR	15,528
74	SK Holdings Co. Ltd.	20,261
521	SK Hynix, Inc.	40,794
70	SK Innovation Co. Ltd.	12,809

		556,074

	Taiwan—3.8%
6,663	ASE Industrial Holding Co. Ltd. ADR	36,447
7,000	Cathay Financial Holding Co. Ltd.	12,559
4,000	Cheng Shin Rubber Industry Co. Ltd.	6,445
9,975	China Life Insurance Co. Ltd.	10,815
13,000	China Steel Corp.	10,312
464	Chunghwa Telecom Co. Ltd. ADR	17,627
23,349	CTBC Financial Holding Co. Ltd.	16,668
4,000	Delta Electronics, Inc.	14,499
20,547	E.Sun Financial Holding Co. Ltd.	14,526
8,160	Far Eastern New Century Corp.	7,782
18,162	First Financial Holding Co. Ltd.	12,485
3,000	Formosa Chemicals & Fibre Corp.	11,018
6,000	Formosa Plastics Corp.	21,062
8,000	Fubon Financial Holding Co. Ltd.	13,691
13,860	Hon Hai Precision Industry Co. Ltd.	38,583
4,000	MediaTek, Inc.	45,553
16,000	Mega Financial Holding Co. Ltd.	14,172
6,000	Nan Ya Plastics Corp.	16,441
4,000	Quanta Computer, Inc.	7,275
6,000	Taiwan Cement Corp.	8,235
4,382	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	168,488
8,320	Uni-President Enterprises Corp.	20,087
7,000	United Microelectronics Corp. ADR	18,690

		543,460

	Thailand—4.6%
4,448	Advanced INFO Service PCL	29,213
25,500	Airports of Thailand PCL	57,391
3,941	Bangkok Bank PCL (Foreign Shares)	24,013
33,532	Bangkok Dusit Medical Services PCL, Class F	23,877
61,960	BTS Group Holdings PCL	17,528
6,214	Central Pattana PCL	15,849
23,923	Charoen Pokphand Foods PCL	18,495
25,561	CP All PCL	70,390
3,800	Delta Electronics Thailand PCL	8,086
32,500	Home Product Center PCL	15,409
1,900	Kasikornbank PCL (Foreign Shares)	11,730
35,197	Krung Thai Bank PCL	20,265
16,300	Minor International PCL	20,689
11,122	PTT Exploration & Production PCL	47,223
15,511	PTT Global Chemical PCL	47,903
65,670	PTT PCL	116,845
1,900	Siam Cement PCL	28,064
13,522	Siam Commercial Bank PCL (The)	55,966
68,614	True Corp. PCL	16,450

		645,386

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Turkey—3.7%
12,550	Akbank Turk AS ADR	$52,145
3,278	Anadolu Efes Biracilik ve Malt Sanayii AS	21,530
4,903	Arcelik AS	21,780
2,042	BIM Birlesik Magazalar AS	34,569
1,500	Coca-Cola Icecek AS	13,303
22,233	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT(a)	13,338
15,917	Eregli Demir ve Celik Fabrikalari TAS	39,611
10,126	Haci Omer Sabanci Holding AS	23,873
2,041	KOC Holding AS ADR	34,146
4,000	Petkim Petrokimya Holding AS	7,049
1,225	Tupras Turkiye Petrol Rafinerileri AS	31,265
12,585	Turk Hava Yollari AO(a)	51,523
3,044	Turk Telekomunikasyon AS ADR(a)	9,497
4,712	Turkcell Iletisim Hizmetleri AS ADR	40,759
25,939	Turkiye Garanti Bankasi AS ADR	57,325
7,539	Turkiye Halk Bankasi AS	15,457
16,790	Turkiye Is Bankasi AS, Class C	25,299
8,664	Turkiye Vakiflar Bankasi TAO, Class D	12,655
2,001	Ulker Biskuvi Sanayi AS	10,465
10,038	Yapi ve Kredi Bankasi AS(a)	9,783

		525,372

	United Arab Emirates—3.7%
32,791	Abu Dhabi Commercial Bank PJSC	62,758
39,979	Aldar Properties PJSC	22,857
37,560	Damac Properties Dubai Co. PJSC	28,325
2,610	DP World Ltd.	58,072
16,500	Dubai Investments PJSC	8,535
19,720	Dubai Islamic Bank PJSC	29,528
35,961	DXB Entertainments PJSC(a)(b)	3,779
30,453	Emaar Malls PJSC	18,377
56,059	Emaar Properties PJSC	88,060
27,705	Emirates Telecommunications Group Co. PJSC	128,898
22,636	National Bank of Abu Dhabi PJSC	76,351

		525,540

	United States—5.6%
46,500	Global X MSCI Pakistan ETF	591,015
5,140	Vaneck Vectors Egypt Index ETF	205,137

		796,152

	Total Investments in Securities (Cost $12,533,864)—99.9%	14,141,835
	Other assets less liabilities—0.1%	12,039

	Net Assets—100.0%	$14,153,874

Investment Abbreviations:

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depositary Receipt

PC—Participation Certificate

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2018 was $859,758, which represented 6.07% of the Fund’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Consumer Discretionary	17.2
Financials	16.9
Industrials	15.8
Information Technology	12.5
Health Care	8.8
Real Estate	8.1
Materials	7.1
Consumer Staples	6.4
Utilities	4.4
Energy	2.2
Telecommunication Services	0.6
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Consumer Discretionary—17.2%
2,167	Adient PLC	$132,815
3,296	AMC Networks, Inc., Class A(b)	171,392
1,737	Aptiv PLC	146,915
4,016	Aramark	150,158
3,105	AutoNation, Inc.(b)	143,420
252	AutoZone, Inc.(b)	157,379
2,960	Best Buy Co., Inc.	226,529
99	Booking Holdings, Inc.(b)	215,622
3,123	BorgWarner, Inc.	152,840
1,979	Bright Horizons Family Solutions, Inc.(b)	187,768
3,151	Brunswick Corp.	188,682
1,629	Burlington Stores, Inc.(b)	221,300
252	Cable One, Inc.	160,050
2,505	CarMax, Inc.(b)	156,562
2,607	Carnival Corp.	164,397
1,556	Carter’s, Inc.	156,098
3,032	CBS Corp., Class B	149,174
518	Charter Communications, Inc., Class A(b)	140,528
578	Chipotle Mexican Grill, Inc.(b)	244,685
2,270	Choice Hotels International, Inc.	181,713
4,772	Cinemark Holdings, Inc.	186,919
4,605	Comcast Corp., Class A	144,551
3,384	D.R. Horton, Inc.	149,370
2,068	Darden Restaurants, Inc.	192,034
549	Delphi Technologies PLC	26,577
3,330	DISH Network Corp., Class A(b)	111,722
1,981	Dollar General Corp.	191,226
1,646	Dollar Tree, Inc.(b)	157,835
985	Domino’s Pizza, Inc.	238,104

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
2,938	Dunkin’ Brands Group, Inc.	$179,100
1,452	Expedia Group, Inc.	167,183
10,354	Extended Stay America, Inc.	202,731
13,637	Ford Motor Co.	153,280
8,774	GameStop Corp., Class A	119,765
5,281	Gap, Inc. (The)	154,416
2,754	Garmin Ltd.	161,577
3,042	GCI Liberty, Inc.(b)	135,673
3,909	General Motors Co.	143,617
8,497	Gentex Corp.	193,222
1,882	Genuine Parts Co.	166,218
5,321	Goodyear Tire & Rubber Co. (The)	133,610
295	Graham Holdings Co., Class B	177,900
6,824	H&R Block, Inc.	188,684
8,431	Hanesbrands, Inc.	155,721
1,893	Hasbro, Inc.	166,754
2,242	Hilton Worldwide Holdings, Inc.	176,759
996	Home Depot, Inc. (The)	184,061
2,434	Hyatt Hotels Corp., Class A	187,102
8,823	Interpublic Group of Cos., Inc. (The)	208,135
2,932	John Wiley & Sons, Inc., Class A	193,365
3,657	Kohl’s Corp.	227,173
3,249	L Brands, Inc.	113,423
2,613	Las Vegas Sands Corp.	191,611
956	Lear Corp.	178,743
3,561	Leggett & Platt, Inc.	144,399
4,888	Lennar Corp., Class A	258,526
237	Lennar Corp., Class B	10,118
376	Liberty Broadband Corp., Class A(b)	26,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
1,568	Liberty Broadband Corp., Class C(b)	$111,156
3,807	Liberty Expedia Holdings, Inc., Class A(b)	155,326
1,392	Liberty Media Corp.-Liberty SiriusXM, Class A(b)	58,144
2,794	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	116,398
4,969	Lions Gate Entertainment Corp., Class A	123,678
5,224	Lions Gate Entertainment Corp., Class B	120,256
3,745	Live Nation Entertainment, Inc.(b)	147,815
4,338	LKQ Corp.(b)	134,565
2,063	Lowe’s Cos., Inc.	170,053
2,611	Lululemon Athletica, Inc.(b)	260,578
1,014	McDonald’s Corp.	169,784
5,268	MGM Resorts International	165,521
2,929	Michael Kors Holdings Ltd.(b)	200,402
8,853	Michaels Cos., Inc. (The)(b)	164,843
612	Mohawk Industries, Inc.(b)	128,447
2,181	Murphy USA, Inc.(b)	136,465
2,847	NIKE, Inc., Class B	194,706
3,741	Nordstrom, Inc.	189,145
3,105	Norwegian Cruise Line Holdings Ltd.(b)	166,024
52	NVR, Inc.(b)	161,200
2,348	Omnicom Group, Inc.	172,954
737	O’Reilly Automotive, Inc.(b)	188,724
3,491	Penske Automotive Group, Inc.	157,444
1,378	Polaris Industries, Inc.	144,442
1,376	Pool Corp.	191,003
5,063	PulteGroup, Inc.	153,713
1,280	PVH Corp.	204,378
7,162	Qurate Retail Group, Inc. Qvc Group, Class A(b)	167,662
1,813	Ralph Lauren Corp., Class A	199,158
2,256	Ross Stores, Inc.	182,398
1,378	Royal Caribbean Cruises Ltd.	149,086
4,770	Service Corp. International	174,153
3,542	ServiceMaster Global Holdings, Inc.(b)	179,225
3,278	Signet Jewelers Ltd.	127,449
32,169	Sirius XM Holdings, Inc.	203,630
2,675	Six Flags Entertainment Corp.	169,167
4,955	Skechers U.S.A., Inc., Class A(b)	141,218
3,073	Starbucks Corp.	176,913
4,224	Tapestry, Inc.	227,124
2,777	Target Corp.	201,610
12,865	TEGNA, Inc.	135,983
1,110	Thor Industries, Inc.	117,815
1,891	Tiffany & Co.	194,452
1,891	Time Warner, Inc.	179,267
2,348	TJX Cos., Inc. (The)	199,228
3,413	Toll Brothers, Inc.	143,892
2,536	Tractor Supply Co.	172,448
2,724	Tupperware Brands Corp.	121,381
3,772	Twenty-First Century Fox, Inc., Class A	137,904
1,584	Twenty-First Century Fox, Inc., Class B	57,135
771	Ulta Beauty, Inc.(b)	193,452
5,463	Urban Outfitters, Inc.(b)	219,995
769	Vail Resorts, Inc.	176,339
2,321	VF Corp.	187,699
168	Viacom, Inc., Class A	5,972
5,825	Viacom, Inc., Class B	175,682

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
1,362	Visteon Corp.(b)	$169,487
1,633	Walt Disney Co. (The)	163,839
12,001	Wendy’s Co. (The)	200,897
1,021	Whirlpool Corp.	158,204
3,321	Williams-Sonoma, Inc.	158,744
1,535	Wyndham Worldwide Corp.	175,312
1,105	Wynn Resorts Ltd.	205,740
4,175	Yum China Holdings, Inc. (China)	178,523
2,159	Yum! Brands, Inc.	188,049

		20,149,127

	Consumer Staples—6.4%
2,536	Altria Group, Inc.	142,295
4,411	Archer-Daniels-Midland Co.	200,171
682	Brown-Forman Corp., Class A	36,398
3,009	Brown-Forman Corp., Class B	168,624
2,586	Bunge Ltd.	186,787
1,398	Casey’s General Stores, Inc.	135,047
3,657	Church & Dwight Co., Inc.	168,953
1,227	Clorox Co. (The)	143,804
3,757	Coca-Cola Co. (The)	162,340
2,440	Colgate-Palmolive Co.	159,161
4,604	Conagra Brands, Inc.	170,670
815	Constellation Brands, Inc., Class A	190,001
986	Costco Wholesale Corp.	194,400
1,972	Dr Pepper Snapple Group, Inc.	236,561
3,836	Energizer Holdings, Inc.	220,033
1,388	Estee Lauder Cos., Inc. (The), Class A	205,549
8,803	Flowers Foods, Inc.	199,036
3,040	General Mills, Inc.	132,970
4,110	Hain Celestial Group, Inc. (The)(b)	119,724
2,492	Herbalife Nutrition Ltd.(b)	263,479
1,553	Hershey Co. (The)	142,783
4,764	Hormel Foods Corp.	172,695
1,223	Ingredion, Inc.	148,093
1,461	JM Smucker Co. (The)	166,671
2,632	Kellogg Co.	155,025
1,447	Kimberly-Clark Corp.	149,822
2,105	Kraft Heinz Co. (The)	118,680
3,254	Lamb Weston Holdings, Inc.	212,551
1,716	McCormick & Co., Inc.	180,884
3,990	Mondelez International, Inc., Class A	157,605
2,520	Nu Skin Enterprises, Inc., Class A	179,298
1,469	PepsiCo, Inc.	148,281
1,712	Philip Morris International, Inc.	140,384
4,722	Pilgrim’s Pride Corp.(b)	101,995
3,098	Pinnacle Foods, Inc.	187,119
2,158	Post Holdings, Inc.(b)	171,712
1,915	Procter & Gamble Co. (The)	138,531
41	Seaboard Corp.	164,289
1,485	Spectrum Brands Holdings, Inc.	107,069
7,653	Sprouts Farmers Market, Inc.(b)	191,555
3,059	Sysco Corp.	191,310
2,089	Tyson Foods, Inc., Class A	146,439
6,185	US Foods Holding Corp.(b)	211,403
2,445	Walgreens Boots Alliance, Inc.	162,470

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples (continued)
1,751	Walmart, Inc.	$154,894

		7,437,561

	Energy—2.2%
1,634	Andeavor	226,015
4,361	Apache Corp.	178,583
1,465	Chevron Corp.	183,286
2,083	Exxon Mobil Corp.	161,953
3,966	HollyFrontier Corp.	240,697
10,205	Kinder Morgan, Inc.	161,443
2,863	Marathon Petroleum Corp.	214,467
2,538	Occidental Petroleum Corp.	196,086
5,558	PBF Energy, Inc., Class A	213,038
1,812	Phillips 66	201,694
2,762	Schlumberger Ltd.	189,363
2,067	Valero Energy Corp.	229,292
6,034	Williams Cos., Inc. (The)	155,255

		2,551,172

	Financials—16.9%
864	Affiliated Managers Group, Inc.	142,439
3,943	Aflac, Inc.	179,683
8,528	AGNC Investment Corp. REIT	161,350
295	Alleghany Corp.	169,528
1,727	Allstate Corp. (The)	168,935
6,429	Ally Financial, Inc.	167,797
1,841	American Express Co.	181,799
1,633	American Financial Group, Inc.	184,888
1,371	American National Insurance Co.	165,439
1,046	Ameriprise Financial, Inc.	146,660
14,540	Annaly Capital Management, Inc. REIT	150,780
1,218	Aon PLC	173,528
1,820	Arch Capital Group Ltd.(b)	145,837
2,586	Arthur J. Gallagher & Co.	180,994
6,773	Associated Banc-Corp.	179,146
1,734	Assurant, Inc.	160,950
4,668	Assured Guaranty Ltd.	169,402
3,449	Athene Holding Ltd., Class A(b)	169,001
6,066	Bank of America Corp.	181,495
3,143	Bank of New York Mellon Corp. (The)	171,325
4,515	BankUnited, Inc.	178,839
3,484	BB&T Corp.	183,955
932	Berkshire Hathaway, Inc., Class B(b)	180,556
10,532	BGC Partners, Inc., Class A	140,708
343	BlackRock, Inc.	178,874
6,739	Brown & Brown, Inc.	183,503
1,890	Capital One Financial Corp.	171,272
3,544	Charles Schwab Corp. (The)	197,330
9,208	Chimera Investment Corp. REIT	161,048
1,124	Chubb Ltd.	152,493
2,357	Cincinnati Financial Corp.	165,791
2,343	Citigroup, Inc.	159,957
4,313	Citizens Financial Group, Inc.	178,946
1,184	CME Group, Inc.	186,693
3,139	CNA Financial Corp.	158,394
2,060	Comerica, Inc.	194,835
3,070	Commerce Bancshares, Inc.	195,006

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
578	Credit Acceptance Corp.(b)	$191,226
1,708	Cullen/Frost Bankers, Inc.	195,481
3,702	E*TRADE Financial Corp.(b)	224,637
2,782	East West Bancorp, Inc.	185,337
3,133	Eaton Vance Corp.	170,404
1,385	Erie Indemnity Co., Class A	161,726
772	Everest Re Group Ltd.	179,621
865	FactSet Research Systems, Inc.	163,580
5,196	Federated Investors, Inc., Class B	137,538
5,629	Fifth Third Bancorp	186,714
3,123	First American Financial Corp.	159,617
8,624	First Horizon National Corp.	157,819
1,823	First Republic Bank	169,302
4,259	FNF Group	156,859
3,977	Franklin Resources, Inc.	133,786
723	Goldman Sachs Group, Inc. (The)	172,313
1,616	Hanover Insurance Group, Inc. (The)	185,598
2,966	Hartford Financial Services Group, Inc. (The)	159,689
11,824	Huntington Bancshares, Inc.	176,296
3,061	Interactive Brokers Group, Inc., Class A	227,126
2,516	Intercontinental Exchange, Inc.	182,309
4,753	Invesco Ltd.(c)	137,694
1,653	JPMorgan Chase & Co.	179,813
9,016	KeyCorp	179,599
3,595	Lazard Ltd., Class A	195,640
4,440	Legg Mason, Inc.	176,268
6,431	Leucadia National Corp.	154,601
2,243	Lincoln National Corp.	158,446
3,399	Loews Corp.	178,312
3,382	LPL Financial Holdings, Inc.	204,848
1,020	M&T Bank Corp.	185,915
160	Markel Corp.(b)	180,806
2,058	Marsh & McLennan Cos., Inc.	167,727
3,130	Mercury General Corp.	143,135
21,317	MFA Financial, Inc. REIT	160,304
3,416	Morgan Stanley	176,334
1,918	Morningstar, Inc.	208,256
1,363	MSCI, Inc., Class A	204,218
2,245	Nasdaq, Inc.	198,278
9,718	New Residential Investment Corp. REIT	169,871
1,797	Northern Trust Corp.	191,830
8,193	Old Republic International Corp.	167,137
6,805	OneMain Holdings, Inc.(b)	209,934
8,884	People’s United Financial, Inc.	162,488
1,252	PNC Financial Services Group, Inc. (The)	182,304
2,404	Principal Financial Group, Inc.	142,365
2,790	ProAssurance Corp.	131,967
3,277	Progressive Corp. (The)	197,570
2,427	Prosperity Bancshares, Inc.	174,186
1,478	Prudential Financial, Inc.	157,141
1,986	Raymond James Financial, Inc.	178,243
10,336	Regions Financial Corp.	193,283
1,043	Reinsurance Group of America, Inc.	155,824
1,040	S&P Global, Inc.	196,144
10,350	Santander Consumer USA Holdings, Inc.	190,957
2,516	SEI Investments Co.	159,087

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
7,888	Starwood Property Trust, Inc. REIT	$165,332
1,813	State Street Corp.	180,901
2,860	SunTrust Banks, Inc.	191,048
763	SVB Financial Group(b)	228,602
4,850	Synchrony Financial	160,875
3,514	Synovus Financial Corp.	183,677
1,733	T. Rowe Price Group, Inc.	197,250
8,520	TCF Financial Corp.	211,552
3,373	TD Ameritrade Holding Corp.	195,938
1,920	Torchmark Corp.	166,541
1,281	Travelers Cos., Inc. (The)	168,580
10,628	Two Harbors Investment Corp. REIT	162,183
3,128	U.S. Bancorp	157,808
3,037	Unum Group	146,930
2,505	W.R. Berkley Corp.	186,773
3,063	Webster Financial Corp.	184,362
3,026	Wells Fargo & Co.	157,231
2,980	Western Alliance Bancorp(b)	175,760
1,116	Willis Towers Watson PLC	165,737
3,464	Zions Bancorporation	189,654

		19,723,413

	Health Care—8.8%
3,154	Abbott Laboratories	183,342
1,798	AbbVie, Inc.	173,597
954	Aetna, Inc.	170,814
2,500	Agilent Technologies, Inc.	164,350
5,252	Akorn, Inc.(b)	75,786
1,650	Alexion Pharmaceuticals, Inc.(b)	194,089
2,069	AmerisourceBergen Corp.	187,410
1,028	Amgen, Inc.	179,365
764	Anthem, Inc.	180,296
2,707	Baxter International, Inc.	188,137
762	Becton, Dickinson and Co.	176,685
554	Biogen, Inc.(b)	151,574
2,789	Bristol-Myers Squibb Co.	145,391
4,873	Bruker Corp.	143,900
2,967	Cardinal Health, Inc.	190,392
1,658	Celgene Corp.(b)	144,412
1,732	Centene Corp.(b)	188,061
2,449	Cerner Corp.(b)	142,654
1,711	Charles River Laboratories International, Inc.(b)	178,269
841	Cigna Corp.	144,501
723	Cooper Cos., Inc. (The)	165,357
2,336	CVS Health Corp.	163,123
1,823	Danaher Corp.	182,883
1,473	Edwards Lifesciences Corp.(b)	187,601
2,083	Eli Lilly & Co.	168,869
2,780	Express Scripts Holding Co.(b)	210,446
2,330	Gilead Sciences, Inc.	168,296
2,146	HCA Healthcare, Inc.	205,458
2,435	Henry Schein, Inc.(b)	185,060
2,067	Hill-Rom Holdings, Inc.	177,411
4,060	Hologic, Inc.(b)	157,487
687	Humana, Inc.	202,102
1,735	Iqvia Holdings, Inc.(b)	166,144
1,223	Johnson & Johnson	154,697

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
1,101	Laboratory Corp. of America Holdings(b)	$187,996
1,190	McKesson Corp.	185,890
2,086	Medtronic PLC	167,151
3,102	Merck & Co., Inc.	182,615
278	Mettler-Toledo International, Inc.(b)	155,661
4,752	Mylan NV(b)	184,188
4,627	Patterson Cos., Inc.	107,717
2,342	PerkinElmer, Inc.	171,809
4,881	Pfizer, Inc.	178,693
5,997	Premier, Inc., Class A(b)	197,841
5,381	Qiagen N.V.(b)	176,013
1,804	Quest Diagnostics, Inc.	182,565
496	Regeneron Pharmaceuticals, Inc.(b)	150,625
2,059	ResMed, Inc.	194,864
1,914	STERIS PLC	180,911
1,116	Stryker Corp.	189,073
670	Teleflex, Inc.	179,480
904	Thermo Fisher Scientific, Inc.	190,156
1,366	United Therapeutics Corp.(b)	150,410
775	UnitedHealth Group, Inc.	183,210
1,627	Universal Health Services, Inc., Class B	185,803
1,546	Varian Medical Systems, Inc.(b)	178,702
874	Waters Corp.(b)	164,670
835	WellCare Health Plans, Inc.(b)	171,309
1,720	West Pharmaceutical Services, Inc.	151,721
1,472	Zimmer Biomet Holdings, Inc.	169,530

		10,316,562

	Industrials—15.8%
731	3M Co.	142,099
2,801	A.O. Smith Corp.	171,841
2,420	AGCO Corp.	151,686
4,016	Air Lease Corp.	167,427
2,544	Alaska Air Group, Inc.	165,182
2,070	Allegion PLC	159,763
4,259	Allison Transmission Holdings, Inc.	166,058
483	AMERCO	163,022
3,477	American Airlines Group, Inc.	149,268
2,448	AMETEK, Inc.	170,870
2,867	Armstrong World Industries, Inc.(b)	160,552
646	Boeing Co. (The)	215,480
2,878	BWX Technologies, Inc.	195,128
2,065	C.H. Robinson Worldwide, Inc.	190,042
1,548	Carlisle Cos., Inc.	166,766
1,271	Caterpillar, Inc.	183,482
1,122	Cintas Corp.	191,077
4,693	Colfax Corp.(b)	145,530
1,278	Copa Holdings SA, Class A (Panama)	149,743
4,070	Copart, Inc.(b)	207,896
2,060	Crane Co.	172,298
3,258	CSX Corp.	193,493
1,041	Cummins, Inc.	166,414
1,180	Deere & Co.	159,689
3,291	Delta Air Lines, Inc.	171,856
3,539	Donaldson Co., Inc.	156,636
1,796	Dover Corp.	166,489
1,449	Dun & Bradstreet Corp. (The)	167,084

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
2,236	Eaton Corp. PLC	$167,767
2,684	Emerson Electric Co.	178,244
1,546	Equifax, Inc.	173,229
2,668	Expeditors International of Washington, Inc.	170,378
3,421	Fastenal Co.	171,016
768	FedEx Corp.	189,850
2,336	Fortive Corp.	164,244
2,630	Fortune Brands Home & Security, Inc.	143,835
846	General Dynamics Corp.	170,308
2,235	Genesee & Wyoming, Inc., Class A(b)	159,132
1,201	Harris Corp.	187,860
892	HEICO Corp.	78,362
1,765	HEICO Corp., Class A	127,345
2,778	Hexcel Corp.	184,654
1,121	Honeywell International, Inc.	162,186
1,369	Hubbell, Inc.	142,184
728	Huntington Ingalls Industries, Inc.	177,057
1,295	IDEX Corp.	173,090
1,035	Illinois Tool Works, Inc.	146,991
1,992	Ingersoll-Rand PLC	167,109
3,189	ITT, Inc.	155,910
1,632	J.B. Hunt Transport Services, Inc.	191,646
2,748	Jacobs Engineering Group, Inc.	159,631
8,170	JetBlue Airways Corp.(b)	156,782
1,557	Kansas City Southern	166,023
3,450	KAR Auction Services, Inc.	179,365
2,669	Kirby Corp.(b)	227,666
871	L3 Technologies, Inc.	170,611
1,728	Landstar System, Inc.	175,651
847	Lennox International, Inc.	163,784
1,910	Lincoln Electric Holdings, Inc.	158,282
542	Lockheed Martin Corp.	173,895
1,315	ManpowerGroup, Inc.	125,872
4,077	Masco Corp.	154,396
4,709	Nielsen Holdings PLC	148,098
1,373	Nordson Corp.	176,568
1,281	Norfolk Southern Corp.	183,785
567	Northrop Grumman Corp.	182,597
1,361	Old Dominion Freight Line, Inc.	182,183
1,297	Orbital ATK, Inc.	171,697
1,923	Oshkosh Corp.	138,764
1,935	Owens Corning	126,723
2,491	PACCAR, Inc.	158,602
938	Parker-Hannifin Corp.	154,414
2,539	Pentair PLC (United Kingdom)	170,824
4,541	Quanta Services, Inc.(b)	147,583
921	Raytheon Co.	188,750
2,234	Regal Beloit Corp.	159,061
2,671	Republic Services, Inc.	172,760
3,021	Robert Half International, Inc.	183,526
918	Rockwell Automation, Inc.	151,039
1,299	Rockwell Collins, Inc.	172,169
664	Roper Technologies, Inc.	175,422
2,106	Ryder System, Inc.	142,008
3,410	Sensata Technologies Holding PLC(b)	172,955
1,029	Snap-on, Inc.	149,462

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
2,983	Southwest Airlines Co.	$157,592
2,059	Spirit AeroSystems Holdings, Inc., Class A	165,482
1,027	Stanley Black & Decker, Inc.	145,413
943	Teledyne Technologies, Inc.(b)	176,426
3,124	Textron, Inc.	194,125
3,477	Timken Co. (The)	148,642
2,666	Toro Co. (The)	155,668
633	TransDigm Group, Inc.	202,921
3,243	TransUnion(b)	210,503
4,858	Trinity Industries, Inc.	154,824
1,392	Union Pacific Corp.	186,013
2,764	United Continental Holdings, Inc.(b)	186,681
1,448	United Parcel Service, Inc., Class B	164,348
1,103	United Rentals, Inc.(b)	165,450
1,456	United Technologies Corp.	174,938
5,848	Univar, Inc.(b)	161,171
4,696	USG Corp.(b)	188,920
1,016	Valmont Industries, Inc.	144,374
1,809	Verisk Analytics, Inc.(b)	192,568
1,140	WABCO Holdings, Inc.(b)	147,049
2,233	Wabtec Corp.	198,313
2,076	Waste Management, Inc.	168,758
1,032	Watsco, Inc.	172,777
7,758	Welbilt, Inc.(b)	148,643
2,233	XPO Logistics, Inc.(b)	216,958
2,513	Xylem, Inc.	183,198

		18,481,971

	Information Technology—12.5%
1,186	Accenture PLC, Class A	179,323
2,766	Activision Blizzard, Inc.	183,524
763	Alliance Data Systems Corp.	154,927
84	Alphabet, Inc., Class A(b)	85,561
85	Alphabet, Inc., Class C(b)	86,473
2,696	Amdocs Ltd.	181,306
1,909	Amphenol Corp., Class A	159,802
1,999	Analog Devices, Inc.	174,613
1,019	Apple, Inc.	168,400
3,314	Applied Materials, Inc.	164,606
5,834	ARRIS International PLC(b)	157,518
2,174	Arrow Electronics, Inc.(b)	162,485
1,552	Automatic Data Processing, Inc.	183,260
4,510	Booz Allen Hamilton Holding Corp.	178,731
1,968	Broadridge Financial Solutions, Inc.	210,989
5,385	CA, Inc.	187,398
3,975	Cadence Design Systems, Inc.(b)	159,239
2,491	CDK Global, Inc.	162,513
2,494	CDW Corp.	177,797
4,669	Cisco Systems, Inc.	206,790
1,976	Citrix Systems, Inc.(b)	203,350
2,432	Cognizant Technology Solutions Corp., Class A	198,986
592	Coherent, Inc.(b)	99,586
4,698	CommScope Holding Co., Inc.(b)	179,558
3,988	CoreLogic, Inc.(b)	197,406
5,280	Corning, Inc.	142,666
2,282	Dell Technologies, Inc., Class V(b)	163,779
2,777	Dolby Laboratories, Inc., Class A	166,120

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
5,084	eBay, Inc.(b)	$192,582
2,897	EchoStar Corp., Class A(b)	152,208
1,630	Electronic Arts, Inc.(b)	192,307
1,889	Euronet Worldwide, Inc.(b)	147,550
1,894	Fidelity National Information Services, Inc.	179,873
10,593	First Data Corp., Class A(b)	191,733
2,721	Fiserv, Inc.(b)	192,810
954	FleetCor Technologies, Inc.(b)	197,745
3,767	FLIR Systems, Inc.	201,723
4,198	Fortinet, Inc.(b)	232,401
5,552	Genpact Ltd.	177,053
1,732	Global Payments, Inc.	195,803
12,509	Hewlett Packard Enterprise Co.	213,278
7,992	HP, Inc.	171,748
3,900	Intel Corp.	201,318
1,119	International Business Machines Corp.	162,210
1,115	Intuit, Inc.	206,041
6,002	Jabil, Inc.	159,653
1,541	Jack Henry & Associates, Inc.	184,119
5,771	Juniper Networks, Inc.	141,909
3,979	Keysight Technologies, Inc.(b)	205,635
1,714	KLA-Tencor Corp.	174,382
899	Lam Research Corp.	166,369
2,754	Leidos Holdings, Inc.	176,889
3,290	Maxim Integrated Products, Inc.	179,305
1,983	Microchip Technology, Inc.	165,898
3,914	Micron Technology, Inc.(b)	179,966
3,384	Microsemi Corp.(b)	218,911
2,063	Microsoft Corp.	192,932
1,820	Motorola Solutions, Inc.	199,891
3,981	National Instruments Corp.	162,783
3,134	NetApp, Inc.	208,662
1,547	NXP Semiconductors NV (Netherlands)(b)	162,280
8,757	ON Semiconductor Corp.(b)	193,355
3,538	Oracle Corp.	161,580
2,581	Paychex, Inc.	156,331
2,583	QUALCOMM, Inc.	131,759
8,845	Sabre Corp.	182,561
1,632	Skyworks Solutions, Inc.	141,592
4,269	SS&C Technologies Holdings, Inc.	211,956
1,980	Synopsys, Inc.(b)	169,310
4,658	Teradata Corp.(b)	190,605
4,291	Teradyne, Inc.	139,672
1,804	Texas Instruments, Inc.	182,980
2,421	Total System Services, Inc.	203,509
4,120	Trimble, Inc.(b)	142,552
1,544	VeriSign, Inc.(b)	181,297
4,440	Versum Materials, Inc.	156,199
1,560	Visa, Inc., Class A	197,933
1,449	VMware, Inc., Class A(b)	193,094
2,183	Western Digital Corp.	171,999
8,692	Western Union Co. (The)	171,667
2,424	Worldpay, Inc., Class A(b)	196,877
2,524	Xilinx, Inc.	162,142
1,614	Zebra Technologies Corp., Class A(b)	217,616

		14,621,259

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials—7.1%
1,078	Air Products & Chemicals, Inc.	$174,949
1,299	Albemarle Corp.	125,951
2,002	AptarGroup, Inc.	187,187
2,329	Ashland Global Holdings, Inc.	154,133
1,543	Avery Dennison Corp.	161,722
4,550	Axalta Coating Systems Ltd.(b)	140,595
4,333	Ball Corp.	173,710
3,666	Bemis Co., Inc.	158,628
2,882	Berry Global Group, Inc.(b)	158,510
2,773	Cabot Corp.	154,900
1,632	Celanese Corp., Series A	177,349
3,309	Chemours Co. (The)	160,189
2,886	Crown Holdings, Inc.(b)	143,838
3,578	Domtar Corp.	157,074
2,447	DowDuPont, Inc.	154,748
1,627	Eagle Materials, Inc.	161,008
1,883	Eastman Chemical Co.	192,217
1,277	Ecolab, Inc.	184,871
1,834	FMC Corp.	146,225
12,471	Freeport-McMoRan, Inc.	189,684
11,307	Graphic Packaging Holding Co.	161,690
5,388	Huntsman Corp.	160,401
1,113	International Flavors & Fragrances, Inc.	157,222
3,155	International Paper Co.	162,672
1,636	LyondellBasell Industries NV, Class A	172,974
837	Martin Marietta Materials, Inc.	163,022
1,461	Monsanto Co.	183,166
430	NewMarket Corp.	163,206
4,682	Newmont Mining Corp.	183,956
3,052	Nucor Corp.	188,064
4,852	Olin Corp.	146,482
7,151	Owens-Illinois, Inc.(b)	145,380
1,536	Packaging Corp. of America	177,700
1,467	PPG Industries, Inc.	155,326
1,110	Praxair, Inc.	169,297
2,253	Reliance Steel & Aluminum Co.	198,084
2,088	Royal Gold, Inc.	185,414
3,222	RPM International, Inc.	155,623
1,740	Scotts Miracle-Gro Co. (The)	145,429
3,626	Sealed Air Corp.	159,000
435	Sherwin-Williams Co. (The)	159,932
6,155	Silgan Holdings, Inc.	172,771
3,225	Sonoco Products Co.	165,636
4,112	Southern Copper Corp. (Peru)	217,155
4,668	Steel Dynamics, Inc.	209,173
7,034	Valvoline, Inc.	142,650
1,376	Vulcan Materials Co.	153,685
2,327	W.R. Grace & Co.	159,260
1,796	Westlake Chemical Corp.	192,118
2,848	WestRock Co.	168,488

		8,332,464

	Real Estate—8.1%
1,194	American Tower Corp. REIT	162,814
3,856	Apartment Investment & Management Co., Class A REIT	156,554
8,818	Apple Hospitality REIT, Inc. REIT	158,636

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
945	AvalonBay Communities, Inc. REIT	$154,035
1,375	Boston Properties, Inc. REIT	166,939
9,853	Brandywine Realty Trust REIT	158,732
1,917	Camden Property Trust REIT	163,712
3,987	CBRE Group, Inc., Class A(b)	180,651
7,477	Columbia Property Trust, Inc. REIT	159,709
7,325	CoreCivic, Inc. REIT	147,672
1,562	CoreSite Realty Corp. REIT	162,604
5,594	Corporate Office Properties Trust REIT	153,891
6,235	CubeSmart REIT	183,558
2,854	DCT Industrial Trust, Inc. REIT	187,137
4,253	Douglas Emmett, Inc. REIT	158,509
6,162	Duke Realty Corp. REIT	166,990
8,419	Empire State Realty Trust, Inc., Class A REIT	146,659
2,529	EPR Properties REIT	139,146
5,647	Equity Commonwealth REIT(b)	175,000
1,911	Equity LifeStyle Properties, Inc. REIT	170,385
2,640	Equity Residential REIT	162,914
692	Essex Property Trust, Inc. REIT	165,865
2,077	Extra Space Storage, Inc. REIT	186,078
1,298	Federal Realty Investment Trust REIT	150,373
4,809	Gaming and Leisure Properties, Inc. REIT	164,804
7,314	GGP, Inc. REIT	146,207
6,360	HCP, Inc. REIT	148,570
3,379	Highwoods Properties, Inc. REIT	148,744
5,737	Hospitality Properties Trust REIT	142,737
8,702	Host Hotels & Resorts, Inc. REIT	170,211
1,383	Howard Hughes Corp. (The)(b)	187,120
4,234	Iron Mountain, Inc. REIT	143,702
1,129	Jones Lang LaSalle, Inc.	191,377
2,267	Kilroy Realty Corp. REIT	162,476
2,322	Lamar Advertising Co., Class A REIT	147,935
3,834	Liberty Property Trust REIT	160,338
1,913	Life Storage, Inc. REIT	169,186
2,673	Macerich Co. (The) REIT	154,018
12,420	Medical Properties Trust, Inc. REIT	158,728
1,735	Mid-America Apartment Communities, Inc. REIT	158,683
4,147	National Retail Properties, Inc. REIT	157,752
6,378	Omega Healthcare Investors, Inc. REIT	165,700
7,247	Outfront Media, Inc. REIT	135,881
8,621	Piedmont Office Realty Trust, Inc., Class A REIT	154,488
2,594	Prologis, Inc. REIT	168,376
831	Public Storage REIT	167,679
5,631	Rayonier, Inc. REIT	209,417
6,289	Realogy Holdings Corp.	156,030
3,211	Realty Income Corp. REIT	162,188
8,944	Senior Housing Properties Trust REIT	139,258
1,721	SL Green Realty Corp. REIT	168,211
6,631	STORE Capital Corp. REIT	167,300
4,349	UDR, Inc. REIT	157,216
2,678	Ventas, Inc. REIT	137,703
2,234	Vornado Realty Trust REIT	151,979
5,196	Weingarten Realty Investors REIT	142,734
2,539	Welltower, Inc. REIT	135,684

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
4,848	Weyerhaeuser Co. REIT	$178,309
2,415	WP Carey, Inc. REIT	154,198

		9,483,502

	Telecommunication Services—0.6%
4,694	AT&T, Inc.	153,494
2,772	T-Mobile US, Inc.(b)	167,734
3,520	Verizon Communications, Inc.	173,712
4,850	Zayo Group Holdings, Inc.(b)	176,055

		670,995

	Utilities—4.4%
3,816	Alliant Energy Corp.	163,897
2,690	Ameren Corp.	157,688
2,230	American Electric Power Co., Inc.	156,055
1,900	American Water Works Co., Inc.	164,502
4,582	Aqua America, Inc.	161,057
1,897	Atmos Energy Corp.	164,830
3,348	Avangrid, Inc.	176,473
5,763	CenterPoint Energy, Inc.	145,977
3,458	CMS Energy Corp.	163,183
2,005	Consolidated Edison, Inc.	160,661
2,097	Dominion Energy, Inc.	139,576
1,547	DTE Energy Co.	163,054
1,921	Duke Energy Corp.	153,987
2,099	Edison International	137,526
2,724	Eversource Energy	164,121
4,102	Exelon Corp.	162,767
5,032	Great Plains Energy, Inc.	164,697
4,498	Hawaiian Electric Industries, Inc.	156,036
2,930	National Fuel Gas Co.	150,456
1,102	NextEra Energy, Inc.	180,629
6,291	NiSource, Inc.	153,438
4,857	OGE Energy Corp.	159,650
1,889	Pinnacle West Capital Corp.	152,065
4,681	PPL Corp.	136,217
3,357	Public Service Enterprise Group, Inc.	175,068
1,458	Sempra Energy	163,004
3,361	Southern Co. (The)	155,009
3,567	UGI Corp.	172,607
2,498	Vectren Corp.	175,534
2,573	WEC Energy Group, Inc.	165,392
3,042	Westar Energy, Inc.	164,816
3,458	Xcel Energy, Inc.	161,973

		5,121,945

	Total Common Stocks & Other Equity Interests (Cost $114,823,670)	116,889,971

	Money Market Fund—0.2%
210,049	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(d) (Cost $210,049)	210,049

	Total Investments in Securities (Cost $115,033,719)—100.2%	117,100,020
	Other assets less liabilities—(0.2)%	(214,844)

	Net Assets—100.0%	$116,885,176

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ) (continued)

April 30, 2018

(Unaudited)

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Russell 1000 Equal Weight ETF (EQAL)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Information Technology	12.5
Energy	12.3
Industrials	12.2
Health Care	11.1
Consumer Staples	10.6
Consumer Discretionary	10.2
Utilities	10.1
Materials	8.9
Financials	6.2
Real Estate	4.0
Telecommunication Services	1.9
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Consumer Discretionary—10.2%
4,083	Adient PLC	$250,247
2,171	Advance Auto Parts, Inc.	248,471
172	Amazon.com, Inc.(b)	269,374
4,848	AMC Networks, Inc., Class A(b)	252,096
2,799	Aptiv PLC	236,739
6,121	Aramark	228,864
5,024	AutoNation, Inc.(b)	232,059
410	AutoZone, Inc.(b)	256,053
11,601	Bed Bath & Beyond, Inc.	202,553
3,461	Best Buy Co., Inc.	264,870
124	Booking Holdings, Inc.(b)	270,072
5,050	BorgWarner, Inc.	247,147
2,547	Bright Horizons Family Solutions, Inc.(b)	241,659
4,107	Brunswick Corp.	245,927
2,066	Burlington Stores, Inc.(b)	280,666
376	Cable One, Inc.	238,805
4,139	CarMax, Inc.(b)	258,688
3,779	Carnival Corp.	238,304
2,205	Carter’s, Inc.	221,206
4,809	CBS Corp., Class B	236,603
751	Charter Communications, Inc., Class A(b)	203,739
822	Chipotle Mexican Grill, Inc.(b)	347,977
3,069	Choice Hotels International, Inc.	245,673
6,174	Cinemark Holdings, Inc.	241,836
6,830	Comcast Corp., Class A	214,394
5,787	D.R. Horton, Inc.	255,438
2,698	Darden Restaurants, Inc.	250,536
5,325	Delphi Technologies PLC	257,783
7,998	Dick’s Sporting Goods, Inc.	264,654

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
10,539	Discovery, Inc., Class A(b)(c)	$249,247
6,110	DISH Network Corp., Class A(b)	204,991
2,938	Dollar General Corp.	283,605
2,777	Dollar Tree, Inc.(b)	266,287
1,142	Domino’s Pizza, Inc.	276,056
4,198	Dunkin’ Brands Group, Inc.	255,910
2,296	Expedia Group, Inc.	264,361
12,901	Extended Stay America, Inc.	252,602
5,331	Floor & Decor Holdings, Inc., Class A(b)	296,350
6,165	Foot Locker, Inc.	265,588
23,767	Ford Motor Co.	267,141
16,145	GameStop Corp., Class A(c)	220,379
7,729	Gap, Inc. (The)	225,996
4,209	Garmin Ltd.	246,942
4,834	GCI Liberty, Inc.(b)	215,596
6,664	General Motors Co.	244,835
11,000	Gentex Corp.	250,140
2,806	Genuine Parts Co.	247,826
8,856	Goodyear Tire & Rubber Co. (The)	222,374
447	Graham Holdings Co., Class B	269,563
9,114	H&R Block, Inc.	252,002
12,909	Hanesbrands, Inc.	238,429
5,673	Harley-Davidson, Inc.	233,331
2,706	Hasbro, Inc.	238,372
5,448	Hilton Grand Vacations, Inc.(b)	234,264
3,196	Hilton Worldwide Holdings, Inc.	251,973
1,431	Home Depot, Inc. (The)	264,449
3,214	Hyatt Hotels Corp., Class A	247,060
8,446	International Game Technology PLC	238,768

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Russell 1000 Equal Weight ETF (EQAL) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
10,663	Interpublic Group of Cos., Inc. (The)	$251,540
3,883	John Wiley & Sons, Inc., Class A	256,084
4,065	Kohl’s Corp.	252,518
6,069	L Brands, Inc.	211,869
3,284	Las Vegas Sands Corp.	240,816
1,349	Lear Corp.	252,223
5,566	Leggett & Platt, Inc.	225,701
4,316	Lennar Corp., Class A	228,273
2,845	Liberty Broadband Corp., Class C(b)	201,682
6,164	Liberty Expedia Holdings, Inc., Class A(b)	251,491
7,597	Liberty Media Corp.-Liberty Formula One, Class C(b)	224,263
5,876	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	244,794
8,603	Lions Gate Entertainment Corp., Class A	214,129
5,684	Live Nation Entertainment, Inc.(b)	224,347
6,511	LKQ Corp.(b)	201,971
2,933	Lowe’s Cos., Inc.	241,767
3,128	Lululemon Athletica, Inc.(b)	312,174
8,729	Macy’s, Inc.	271,210
1,026	Madison Square Garden Co. (The), Class A(b)	249,339
1,815	Marriott International, Inc., Class A	248,074
15,793	Mattel, Inc.(c)	233,736
1,646	McDonald’s Corp.	275,606
7,008	MGM Resorts International	220,191
4,143	Michael Kors Holdings Ltd.(b)	283,464
11,207	Michaels Cos., Inc. (The)(b)	208,674
1,114	Mohawk Industries, Inc.(b)	233,806
3,355	Murphy USA, Inc.(b)	209,922
847	Netflix, Inc.(b)	264,654
9,114	Newell Brands, Inc.	251,820
15,546	News Corp., Class A	248,425
3,889	NIKE, Inc., Class B	265,969
5,017	Nordstrom, Inc.	253,660
4,565	Norwegian Cruise Line Holdings Ltd.(b)	244,091
84	NVR, Inc.(b)	260,400
3,447	Omnicom Group, Inc.	253,906
1,104	O’Reilly Automotive, Inc.(b)	282,701
5,471	Penske Automotive Group, Inc.	246,742
2,111	Polaris Industries, Inc.	221,275
1,742	Pool Corp.	241,807
8,559	PulteGroup, Inc.	259,851
1,801	PVH Corp.	287,566
9,269	Qurate Retail Group, Inc. Qvc Group, Class A(b)	216,987
2,389	Ralph Lauren Corp., Class A	262,432
3,356	Ross Stores, Inc.	271,333
2,025	Royal Caribbean Cruises Ltd.	219,085
14,701	Sally Beauty Holdings, Inc.(b)	254,180
6,542	Service Corp. International	238,848
4,962	ServiceMaster Global Holdings, Inc.(b)	251,077
5,259	Signet Jewelers Ltd.	204,470
38,927	Sirius XM Holdings, Inc.(c)	246,408
3,920	Six Flags Entertainment Corp.	247,901
6,179	Skechers U.S.A., Inc., Class A(b)	176,102
4,379	Starbucks Corp.	252,099

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
4,851	Tapestry, Inc.	$260,838
3,626	Target Corp.	263,248
19,637	TEGNA, Inc.	207,563
4,910	Tempur Sealy International, Inc.(b)	219,723
783	Tesla, Inc.(b)(c)	230,124
2,111	Thor Industries, Inc.	224,062
2,474	Tiffany & Co.	254,401
2,659	Time Warner, Inc.	252,073
3,045	TJX Cos., Inc. (The)	258,368
5,611	Toll Brothers, Inc.	236,560
3,901	Tractor Supply Co.	265,268
6,096	Tribune Media Co., Class A	230,368
5,931	TripAdvisor, Inc.(b)	221,938
5,008	Tupperware Brands Corp.	223,156
6,802	Twenty-First Century Fox, Inc., Class A	248,681
1,239	Ulta Beauty, Inc.(b)	310,878
14,701	Under Armour, Inc., Class A(b)(c)	261,090
7,190	Urban Outfitters, Inc.(b)	289,541
1,102	Vail Resorts, Inc.	252,700
3,449	VF Corp.	278,921
7,697	Viacom, Inc., Class B	232,142
2,075	Visteon Corp.(b)	258,213
2,421	Walt Disney Co. (The)	242,899
2,965	Wayfair, Inc., Class A(b)	184,720
14,741	Wendy’s Co. (The)	246,764
1,594	Whirlpool Corp.	246,990
4,812	Williams-Sonoma, Inc.(c)	230,014
2,155	Wyndham Worldwide Corp.	246,123
1,428	Wynn Resorts Ltd.	265,879
6,102	Yum China Holdings, Inc. (China)	260,922
3,051	Yum! Brands, Inc.	265,742

		34,990,232

	Consumer Staples—10.6%
11,797	Altria Group, Inc.	661,930
17,834	Archer-Daniels-Midland Co.	809,307
14,769	Brown-Forman Corp., Class B	827,655
10,024	Bunge Ltd.	724,034
17,906	Campbell Soup Co.	730,207
7,264	Casey’s General Stores, Inc.	701,702
15,141	Church & Dwight Co., Inc.	699,514
5,807	Clorox Co. (The)	680,580
17,365	Coca-Cola Co. (The)	750,342
11,149	Colgate-Palmolive Co.	727,249
20,334	Conagra Brands, Inc.	753,781
3,404	Constellation Brands, Inc., Class A	793,575
1,362	Costco Wholesale Corp.	268,532
13,043	Coty, Inc., Class A	226,296
6,717	Dr Pepper Snapple Group, Inc.	805,771
14,373	Edgewell Personal Care Co.(b)	633,131
14,395	Energizer Holdings, Inc.	825,697
1,746	Estee Lauder Cos., Inc. (The), Class A	258,565
37,370	Flowers Foods, Inc.	844,936
14,932	General Mills, Inc.	653,126
21,867	Hain Celestial Group, Inc. (The)(b)	636,986
7,791	Herbalife Nutrition Ltd.(b)	823,742
7,942	Hershey Co. (The)	730,187

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Russell 1000 Equal Weight ETF (EQAL) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples (continued)
23,060	Hormel Foods Corp.	$835,925
5,852	Ingredion, Inc.	708,619
6,093	JM Smucker Co. (The)	695,089
11,076	Kellogg Co.	652,376
6,887	Kimberly-Clark Corp.	713,080
11,513	Kraft Heinz Co. (The)	649,103
34,327	Kroger Co. (The)	864,697
13,912	Lamb Weston Holdings, Inc.	908,732
7,212	McCormick & Co., Inc.	760,217
9,584	Molson Coors Brewing Co., Class B	682,764
17,535	Mondelez International, Inc., Class A	692,632
13,583	Monster Beverage Corp.(b)	747,065
10,733	Nu Skin Enterprises, Inc., Class A	763,653
6,885	PepsiCo, Inc.	694,972
7,074	Philip Morris International, Inc.	580,068
31,875	Pilgrim’s Pride Corp.(b)	688,500
13,408	Pinnacle Foods, Inc.	809,843
9,789	Post Holdings, Inc.(b)	778,911
9,665	Procter & Gamble Co. (The)	699,166
438,681	Rite Aid Corp.(b)	732,597
195	Seaboard Corp.	781,375
8,119	Spectrum Brands Holdings, Inc.	585,380
32,772	Sprouts Farmers Market, Inc.(b)	820,283
12,775	Sysco Corp.	798,948
18,237	TreeHouse Foods, Inc.(b)	702,125
10,305	Tyson Foods, Inc., Class A	722,381
22,554	US Foods Holding Corp.(b)	770,896
11,202	Walgreens Boots Alliance, Inc.	744,373
2,865	Walmart, Inc.	253,438

		36,404,053

	Energy—12.3%
10,740	Anadarko Petroleum Corp.	723,017
6,110	Andeavor	845,135
30,146	Antero Resources Corp.(b)	572,774
17,851	Apache Corp.	730,998
20,897	Baker Hughes a GE Co.	754,591
24,564	Cabot Oil & Gas Corp.	587,325
33,934	Centennial Resource Development, Inc., Class A(b)	627,779
11,353	Cheniere Energy, Inc.(b)	660,291
206,321	Chesapeake Energy Corp.(b)(c)	612,773
5,415	Chevron Corp.	677,471
6,552	Cimarex Energy Co.	659,066
34,214	CNX Resources Corp.(b)	508,420
4,105	Concho Resources, Inc.(b)	645,347
11,449	ConocoPhillips	749,910
19,490	Consol Energy, Inc.(b)	612,961
12,241	Continental Resources, Inc.(b)	808,640
18,912	Devon Energy Corp.	687,073
4,892	Diamondback Energy, Inc.(b)	628,377
11,107	Energen Corp.(b)	726,842
6,103	EOG Resources, Inc.	721,192
11,991	EQT Corp.	601,828
47,239	Extraction Oil & Gas, Inc.(b)(c)	667,015
8,270	Exxon Mobil Corp.	642,993
60,258	Gulfport Energy Corp.(b)	560,399

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy (continued)
13,307	Halliburton Co.	$705,138
9,434	Helmerich & Payne, Inc.	656,135
13,115	Hess Corp.	747,424
13,811	HollyFrontier Corp.	838,190
38,259	Kinder Morgan, Inc.	605,257
108,278	Kosmos Energy Ltd. (Ghana)(b)	762,277
70,922	Laredo Petroleum, Inc.(b)	780,142
41,329	Marathon Oil Corp.	754,254
9,100	Marathon Petroleum Corp.	681,681
24,794	Murphy Oil Corp.	746,547
87,411	Nabors Industries Ltd.	665,198
16,723	National Oilwell Varco, Inc.	646,678
26,059	Newfield Exploration Co.(b)	776,558
19,956	Noble Energy, Inc.	675,112
9,955	Occidental Petroleum Corp.	769,123
32,640	Oceaneering International, Inc.	693,274
11,130	ONEOK, Inc.	670,249
23,101	Parsley Energy, Inc., Class A(b)	693,723
31,495	Patterson-UTI Energy, Inc.	674,623
19,200	PBF Energy, Inc., Class A	735,936
6,432	Phillips 66	715,946
3,669	Pioneer Natural Resources Co.	739,487
70,413	QEP Resources, Inc.(b)	857,630
40,704	Range Resources Corp.	563,750
30,634	RPC, Inc.(c)	551,718
15,666	RSP Permian, Inc.(b)	777,190
9,188	Schlumberger Ltd.	629,929
35,526	SM Energy Co.	850,848
143,484	Southwestern Energy Co.(b)	588,284
13,701	Targa Resources Corp.	643,536
64,913	Transocean Ltd.(b)	802,974
6,583	Valero Energy Corp.	730,252
230,358	Weatherford International PLC(b)	679,556
22,278	Whiting Petroleum Corp.(b)	909,388
22,577	Williams Cos., Inc. (The)	580,906
25,954	World Fuel Services Corp.	557,232
43,561	WPX Energy, Inc.(b)	744,458

		42,212,820

	Financials—6.2%
788	Affiliated Managers Group, Inc.	129,910
3,431	Aflac, Inc.	156,351
8,292	AGNC Investment Corp. REIT	156,885
256	Alleghany Corp.	147,116
1,642	Allstate Corp. (The)	160,620
5,480	Ally Financial, Inc.	143,028
1,597	American Express Co.	157,704
1,351	American Financial Group, Inc.	152,960
2,743	American International Group, Inc.	153,608
1,322	American National Insurance Co.	159,526
998	Ameriprise Financial, Inc.	139,930
14,897	Annaly Capital Management, Inc. REIT	154,482
1,058	Aon PLC	150,733
1,725	Arch Capital Group Ltd.(b)	138,224
2,197	Arthur J. Gallagher & Co.	153,768
4,047	Aspen Insurance Holdings Ltd. (Bermuda)	171,795
5,898	Associated Banc-Corp.	156,002

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Russell 1000 Equal Weight ETF (EQAL) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
1,733	Assurant, Inc.	$160,857
4,459	Assured Guaranty Ltd.	161,817
2,946	Athene Holding Ltd., Class A(b)	144,354
2,915	Axis Capital Holdings Ltd.	171,111
4,797	Bank of America Corp.	143,526
1,811	Bank of Hawaii Corp.	152,504
2,776	Bank of New York Mellon Corp. (The)	151,320
2,939	Bank of The Ozarks	137,545
3,664	BankUnited, Inc.	145,131
2,785	BB&T Corp.	147,048
763	Berkshire Hathaway, Inc., Class B(b)	147,816
11,060	BGC Partners, Inc., Class A	147,762
287	BlackRock, Inc.	149,670
1,568	BOK Financial Corp.	157,866
2,977	Brighthouse Financial, Inc.(b)	151,172
5,860	Brown & Brown, Inc.	159,568
1,568	Capital One Financial Corp.	142,092
1,274	Cboe Global Markets, Inc.	136,038
2,769	Charles Schwab Corp. (The)	154,178
8,814	Chimera Investment Corp. REIT	154,157
1,079	Chubb Ltd.	146,388
2,050	Cincinnati Financial Corp.	144,197
2,799	CIT Group, Inc.	148,207
2,087	Citigroup, Inc.	142,479
3,410	Citizens Financial Group, Inc.	141,481
925	CME Group, Inc.	145,854
2,919	CNA Financial Corp.	147,293
1,531	Comerica, Inc.	144,802
2,561	Commerce Bancshares, Inc.	162,675
466	Credit Acceptance Corp.(b)	154,171
1,435	Cullen/Frost Bankers, Inc.	164,236
1,993	Discover Financial Services	142,001
2,773	E*TRADE Financial Corp.(b)	168,266
2,283	East West Bancorp, Inc.	152,093
2,744	Eaton Vance Corp.	149,246
1,300	Erie Indemnity Co., Class A	151,801
589	Everest Re Group Ltd.	137,043
10,602	F.N.B. Corp.	137,826
759	FactSet Research Systems, Inc.	143,534
4,506	Federated Investors, Inc., Class B	119,274
4,557	Fifth Third Bancorp	151,156
2,661	First American Financial Corp.	136,004
5,353	First Hawaiian, Inc.	147,475
7,708	First Horizon National Corp.	141,056
1,570	First Republic Bank	145,806
4,013	FNF Group	147,799
3,908	Franklin Resources, Inc.	131,465
637	Goldman Sachs Group, Inc. (The)	151,816
1,353	Hanover Insurance Group, Inc. (The)	155,392
2,818	Hartford Financial Services Group, Inc. (The)	151,721
9,513	Huntington Bancshares, Inc.	141,839
2,141	Interactive Brokers Group, Inc., Class A	158,862
2,080	Intercontinental Exchange, Inc.	150,717
4,550	Invesco Ltd.(d)	131,814
1,343	JPMorgan Chase & Co.	146,092
7,038	KeyCorp	140,197

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
2,774	Lazard Ltd., Class A	$150,961
3,855	Legg Mason, Inc.	153,043
6,405	Leucadia National Corp.	153,976
2,014	Lincoln National Corp.	142,269
3,017	Loews Corp.	158,272
2,394	LPL Financial Holdings, Inc.	145,005
776	M&T Bank Corp.	141,442
147	Markel Corp.(b)	166,116
718	MarketAxess Holdings, Inc.	142,616
1,828	Marsh & McLennan Cos., Inc.	148,982
3,301	Mercury General Corp.	150,955
3,273	MetLife, Inc.	156,024
20,633	MFA Financial, Inc. REIT	155,160
925	Moody’s Corp.	150,035
2,706	Morgan Stanley	139,684
1,632	Morningstar, Inc.	177,203
1,008	MSCI, Inc., Class A	151,029
1,818	Nasdaq, Inc.	160,566
11,327	Navient Corp.	150,196
9,259	New Residential Investment Corp. REIT	161,847
10,781	New York Community Bancorp, Inc.	128,078
1,446	Northern Trust Corp.	154,360
7,446	Old Republic International Corp.	151,898
4,862	OneMain Holdings, Inc.(b)	149,993
2,863	PacWest Bancorp	146,700
7,775	People’s United Financial, Inc.	142,205
2,290	Pinnacle Financial Partners, Inc.	146,675
984	PNC Financial Services Group, Inc. (The)	143,280
3,463	Popular, Inc.	160,302
2,515	Principal Financial Group, Inc.	148,938
3,061	ProAssurance Corp.	144,785
2,594	Progressive Corp. (The)	156,392
1,981	Prosperity Bancshares, Inc.	142,176
1,446	Prudential Financial, Inc.	153,739
1,604	Raymond James Financial, Inc.	143,959
7,782	Regions Financial Corp.	145,523
989	Reinsurance Group of America, Inc.	147,757
1,140	RenaissanceRe Holdings Ltd. (Bermuda)	155,086
789	S&P Global, Inc.	148,805
9,068	Santander Consumer USA Holdings, Inc.	167,305
2,047	SEI Investments Co.	129,432
1,013	Signature Bank/New York NY(b)	128,803
14,105	SLM Corp.(b)	161,925
7,371	Starwood Property Trust, Inc. REIT	154,496
1,467	State Street Corp.	146,377
2,145	SunTrust Banks, Inc.	143,286
640	SVB Financial Group(b)	191,750
4,164	Synchrony Financial	138,120
2,977	Synovus Financial Corp.	155,608
1,357	T. Rowe Price Group, Inc.	154,454
6,572	TCF Financial Corp.	163,183
2,582	TD Ameritrade Holding Corp.	149,988
9,979	TFS Financial Corp.	148,787
1,798	Torchmark Corp.	155,959
1,099	Travelers Cos., Inc. (The)	144,628
10,063	Two Harbors Investment Corp. REIT	153,561

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco Russell 1000 Equal Weight ETF (EQAL) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
2,843	U.S. Bancorp	$143,429
3,095	Unum Group	149,736
2,282	Validus Holdings Ltd.	154,651
3,020	Voya Financial, Inc.	158,097
2,173	W.R. Berkley Corp.	162,019
2,738	Webster Financial Corp.	164,800
2,717	Wells Fargo & Co.	141,175
2,503	Western Alliance Bancorp(b)	147,627
203	White Mountains Insurance Group Ltd.	175,654
981	Willis Towers Watson PLC	145,688
2,771	XL Group Ltd. (Bermuda)	154,040
2,752	Zions Bancorporation	150,672

		21,171,534

	Health Care—11.1%
6,586	Abbott Laboratories	382,844
3,460	AbbVie, Inc.	334,063
1,424	ABIOMED, Inc.(b)	428,553
9,961	Acadia Healthcare Co., Inc.(b)	354,412
16,099	ACADIA Pharmaceuticals, Inc.(b)	254,525
2,318	Aetna, Inc.	415,038
5,821	Agilent Technologies, Inc.	382,673
4,864	Agios Pharmaceuticals, Inc.(b)	408,138
21,859	Akorn, Inc.(b)	315,425
3,393	Alexion Pharmaceuticals, Inc.(b)	399,119
1,512	Align Technology, Inc.(b)	377,773
6,691	Alkermes PLC(b)	296,211
2,642	Allergan PLC	405,943
3,220	Alnylam Pharmaceuticals, Inc.(b)	304,387
4,220	AmerisourceBergen Corp.	382,248
2,161	Amgen, Inc.	377,051
1,775	Anthem, Inc.	418,882
2,796	athenahealth, Inc.(b)	342,426
5,987	Baxter International, Inc.	416,096
1,832	Becton, Dickinson and Co.	424,786
1,442	Biogen, Inc.(b)	394,531
4,974	BioMarin Pharmaceutical, Inc.(b)	415,379
1,523	Bio-Rad Laboratories, Inc., Class A(b)	386,400
2,818	Bio-Techne Corp.	425,264
14,607	Boston Scientific Corp.(b)	419,513
6,099	Bristol-Myers Squibb Co.	317,941
55,145	Brookdale Senior Living, Inc.(b)	399,250
13,390	Bruker Corp.	395,407
5,766	Cardinal Health, Inc.	370,004
4,455	Celgene Corp.(b)	388,030
4,058	Centene Corp.(b)	440,618
6,369	Cerner Corp.(b)	370,994
3,641	Charles River Laboratories International, Inc.(b)	379,356
2,451	Cigna Corp.	421,131
1,647	Cooper Cos., Inc. (The)	376,685
11,572	CVS Health Corp.	808,073
4,002	Danaher Corp.	401,481
5,601	DaVita, Inc.(b)	351,687
7,135	DENTSPLY Sirona, Inc.	359,176
6,760	DexCom, Inc.(b)	494,697
2,950	Edwards Lifesciences Corp.(b)	375,712

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
5,155	Eli Lilly & Co.	$417,916
57,408	Endo International PLC(b)	328,948
9,481	Envision Healthcare Corp.(b)	352,409
16,616	Exelixis, Inc.(b)	345,945
5,092	Express Scripts Holding Co.(b)	385,464
5,066	Gilead Sciences, Inc.	365,917
3,969	HCA Healthcare, Inc.	379,992
6,059	Henry Schein, Inc.(b)	460,484
4,764	Hill-Rom Holdings, Inc.	408,894
10,516	Hologic, Inc.(b)	407,916
1,562	Humana, Inc.	459,509
2,067	IDEXX Laboratories, Inc.(b)	402,011
1,691	Illumina, Inc.(b)	407,413
4,386	Incyte Corp.(b)	271,669
6,251	Intercept Pharmaceuticals, Inc.(b)(c)	425,130
25,693	Intrexon Corp.(b)(c)	467,099
953	Intuitive Surgical, Inc.(b)	420,063
7,767	Ionis Pharmaceuticals, Inc.(b)	334,214
3,923	Iqvia Holdings, Inc.(b)	375,666
3,070	Johnson & Johnson	388,324
2,445	Laboratory Corp. of America Holdings(b)	417,484
8,383	LifePoint Health, Inc.(b)	401,546
25,155	Mallinckrodt PLC(b)	327,015
2,633	McKesson Corp.	411,301
7,046	MEDNAX, Inc.(b)	323,482
4,949	Medtronic PLC	396,563
7,431	Merck & Co., Inc.	437,463
515	Mettler-Toledo International, Inc.(b)	288,364
9,687	Mylan NV(b)	375,468
4,416	Neurocrine Biosciences, Inc.(b)	358,049
122,390	OPKO Health, Inc.(b)(c)	372,066
16,311	Patterson Cos., Inc.	379,720
5,249	PerkinElmer, Inc.	385,067
4,793	Perrigo Co. PLC	374,525
11,130	Pfizer, Inc.	407,469
11,945	Premier, Inc., Class A(b)	394,066
11,800	Qiagen N.V.(b)	385,978
3,899	Quest Diagnostics, Inc.	394,579
1,205	Regeneron Pharmaceuticals, Inc.(b)	365,934
4,154	ResMed, Inc.	393,135
7,132	Seattle Genetics, Inc.(b)	365,087
4,338	STERIS PLC	410,028
2,493	Stryker Corp.	422,364
1,553	Teleflex, Inc.	416,018
5,861	TESARO, Inc.(b)	298,383
1,991	Thermo Fisher Scientific, Inc.	418,807
3,515	United Therapeutics Corp.(b)	387,037
1,812	UnitedHealth Group, Inc.	428,357
3,205	Universal Health Services, Inc., Class B	366,011
3,287	Varian Medical Systems, Inc.(b)	379,944
5,255	Veeva Systems, Inc., Class A(b)	368,533
2,357	Vertex Pharmaceuticals, Inc.(b)	360,998
1,540	Waters Corp.(b)	290,151
2,137	WellCare Health Plans, Inc.(b)	438,427
4,544	West Pharmaceutical Services, Inc.	400,826
3,386	Zimmer Biomet Holdings, Inc.	389,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Russell 1000 Equal Weight ETF (EQAL) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
4,933	Zoetis, Inc.	$411,807

		38,058,923

	Industrials—12.2%
1,289	3M Co.	250,569
4,758	A.O. Smith Corp.	291,903
3,805	Acuity Brands, Inc.	455,725
29,108	ADT, Inc.(c)	259,352
8,435	AECOM(b)	290,501
4,634	AGCO Corp.	290,459
7,110	Air Lease Corp.	296,416
4,736	Alaska Air Group, Inc.	307,508
3,622	Allegion PLC	279,546
7,910	Allison Transmission Holdings, Inc.	308,411
785	AMERCO	264,953
5,601	American Airlines Group, Inc.	240,451
3,961	AMETEK, Inc.	276,478
12,369	Arconic, Inc.	220,292
9,465	Armstrong World Industries, Inc.(b)	530,040
876	Boeing Co. (The)	292,199
4,772	BWX Technologies, Inc.	323,542
3,432	C.H. Robinson Worldwide, Inc.	315,847
2,902	Carlisle Cos., Inc.	312,632
1,993	Caterpillar, Inc.	287,709
1,781	Cintas Corp.	303,304
5,894	Clean Harbors, Inc.(b)	269,945
9,175	Colfax Corp.(b)	284,517
2,291	Copa Holdings SA, Class A (Panama)	268,436
6,246	Copart, Inc.(b)	319,046
860	CoStar Group, Inc.(b)	315,328
3,217	Crane Co.	269,070
5,462	CSX Corp.	324,388
2,018	Cummins, Inc.	322,597
2,005	Deere & Co.	271,337
5,613	Delta Air Lines, Inc.	293,111
6,805	Donaldson Co., Inc.	301,189
3,047	Dover Corp.	282,457
1,223	Dun & Bradstreet Corp. (The)	141,024
3,773	Eaton Corp. PLC	283,088
4,348	Emerson Electric Co.	288,751
1,260	Equifax, Inc.	141,183
4,810	Expeditors International of Washington, Inc.	307,167
9,915	Fastenal Co.	495,651
1,335	FedEx Corp.	330,012
6,880	Flowserve Corp.	305,541
5,367	Fluor Corp.	316,385
3,900	Fortive Corp.	274,209
4,081	Fortune Brands Home & Security, Inc.	223,190
9,481	Gardner Denver Holdings, Inc.(b)	299,884
17,295	Gates Industrial Corp PLC(b)	270,840
1,360	General Dynamics Corp.	273,782
21,086	General Electric Co.	296,680
4,280	Genesee & Wyoming, Inc., Class A(b)	304,736
6,694	Graco, Inc.	294,469
2,433	Harris Corp.	380,570
8,370	HD Supply Holdings, Inc.(b)	324,003
3,507	HEICO Corp.	308,090

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
8,227	Hexcel Corp.	$546,849
2,029	Honeywell International, Inc.	293,556
2,428	Hubbell, Inc.	252,172
1,191	Huntington Ingalls Industries, Inc.	289,663
2,139	IDEX Corp.	285,899
7,572	IHS Markit Ltd.(b)	372,012
1,853	Illinois Tool Works, Inc.	263,163
6,384	Ingersoll-Rand PLC	535,554
5,909	ITT, Inc.	288,891
2,565	J.B. Hunt Transport Services, Inc.	301,208
5,141	Jacobs Engineering Group, Inc.	298,641
14,123	JetBlue Airways Corp.(b)	271,020
8,124	Johnson Controls International PLC	275,160
2,806	Kansas City Southern	299,204
4,544	KAR Auction Services, Inc.	236,243
4,087	Kirby Corp.(b)	348,621
1,549	L3 Technologies, Inc.	303,418
2,795	Landstar System, Inc.	284,112
2,722	Lennox International, Inc.	526,353
3,357	Lincoln Electric Holdings, Inc.	278,195
897	Lockheed Martin Corp.	287,793
7,615	Macquarie Infrastructure Corp.	288,608
2,555	ManpowerGroup, Inc.	244,565
13,480	Masco Corp.	510,488
2,400	Middleby Corp. (The)(b)	302,016
3,342	MSC Industrial Direct Co., Inc., Class A	288,882
7,676	Nielsen Holdings PLC	241,410
2,224	Nordson Corp.	286,006
2,173	Norfolk Southern Corp.	311,760
886	Northrop Grumman Corp.	285,327
2,142	Old Dominion Freight Line, Inc.	286,728
2,330	Orbital ATK, Inc.	308,445
3,897	Oshkosh Corp.	281,207
6,865	Owens Corning	449,589
4,501	PACCAR, Inc.	286,579
1,777	Parker-Hannifin Corp.	292,530
4,343	Pentair PLC (United Kingdom)	292,197
23,970	Pitney Bowes, Inc.	244,973
8,714	Quanta Services, Inc.(b)	283,205
1,454	Raytheon Co.	297,983
4,207	Regal Beloit Corp.	299,538
4,500	Republic Services, Inc.	291,060
5,138	Robert Half International, Inc.	312,133
1,684	Rockwell Automation, Inc.	277,068
2,247	Rockwell Collins, Inc.	297,817
5,883	Rollins, Inc.	285,443
1,095	Roper Technologies, Inc.	289,288
4,142	Ryder System, Inc.	279,295
5,796	Sensata Technologies Holding PLC(b)	293,973
1,975	Snap-on, Inc.	286,869
5,232	Southwest Airlines Co.	276,407
3,472	Spirit AeroSystems Holdings, Inc., Class A	279,045
7,129	Spirit Airlines, Inc.(b)	254,648
1,943	Stanley Black & Decker, Inc.	275,109
4,784	Stericycle, Inc.(b)	280,869
1,613	Teledyne Technologies, Inc.(b)	301,776

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco Russell 1000 Equal Weight ETF (EQAL) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
7,699	Terex Corp.	$281,167
5,198	Textron, Inc.	323,004
12,391	Timken Co. (The)	529,715
4,934	Toro Co. (The)	288,096
1,120	TransDigm Group, Inc.	359,038
2,680	TransUnion(b)	173,959
9,242	Trinity Industries, Inc.	294,542
2,330	Union Pacific Corp.	311,358
4,372	United Continental Holdings, Inc.(b)	295,285
2,802	United Parcel Service, Inc., Class B	318,027
1,758	United Rentals, Inc.(b)	263,700
2,351	United Technologies Corp.	282,473
18,297	Univar, Inc.(b)	504,265
16,447	USG Corp.(b)	661,663
3,816	Valmont Industries, Inc.	542,254
2,946	Verisk Analytics, Inc.(b)	313,602
1,120	W.W. Grainger, Inc.	315,112
1,820	WABCO Holdings, Inc.(b)	234,762
3,706	Wabtec Corp.	329,130
3,599	Waste Management, Inc.	292,563
3,233	Watsco, Inc.	541,269
15,524	Welbilt, Inc.(b)	297,440
4,892	WESCO International, Inc.(b)	291,319
3,013	XPO Logistics, Inc.(b)	292,743
3,970	Xylem, Inc.	289,413

		41,604,975

	Information Technology—12.5%
1,925	Accenture PLC, Class A	291,060
4,756	Activision Blizzard, Inc.	315,561
1,748	Adobe Systems, Inc.(b)	387,357
30,441	Advanced Micro Devices, Inc.(b)(c)	331,198
4,847	Akamai Technologies, Inc.(b)	347,288
648	Alliance Data Systems Corp.	131,576
347	Alphabet, Inc., Class C(b)	353,014
5,384	Amdocs Ltd.	362,074
4,022	Amphenol Corp., Class A	336,682
3,917	Analog Devices, Inc.	342,150
2,163	ANSYS, Inc.(b)	349,671
2,074	Apple, Inc.	342,749
6,116	Applied Materials, Inc.	303,782
1,290	Arista Networks, Inc.(b)	341,269
13,477	ARRIS International PLC(b)	363,879
4,592	Arrow Electronics, Inc.(b)	343,206
6,111	Atlassian Corp. PLC, Class A (Australia)(b)	342,094
2,649	Autodesk, Inc.(b)	333,509
2,610	Automatic Data Processing, Inc.	308,189
8,378	Avnet, Inc.	328,669
7,560	Black Knight, Inc.(b)	367,794
7,815	Booz Allen Hamilton Holding Corp.	309,708
1,535	Broadcom, Inc.	352,160
1,458	Broadridge Financial Solutions, Inc.	156,312
10,083	CA, Inc.	350,888
9,250	Cadence Design Systems, Inc.(b)	370,555
4,010	Cavium, Inc.(b)	300,790
5,216	CDK Global, Inc.	340,292
4,991	CDW Corp.	355,808

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
8,207	Cisco Systems, Inc.	$363,488
3,864	Citrix Systems, Inc.(b)	397,644
6,658	Cognex Corp.	307,933
4,363	Cognizant Technology Solutions Corp., Class A	356,981
1,778	Coherent, Inc.(b)	299,095
9,024	CommScope Holding Co., Inc.(b)	344,897
15,698	Conduent, Inc.(b)	305,483
3,348	CoreLogic, Inc.(b)	165,726
12,405	Corning, Inc.	335,183
20,077	Cypress Semiconductor Corp.	292,723
4,707	Dell Technologies, Inc., Class V(b)	337,821
5,548	Dolby Laboratories, Inc., Class A	331,881
3,527	DXC Technology Co.	363,493
5,773	eBay, Inc.(b)	218,681
6,230	EchoStar Corp., Class A(b)	327,324
2,818	Electronic Arts, Inc.(b)	332,468
1,757	Euronet Worldwide, Inc.(b)	137,239
2,487	F5 Networks, Inc.(b)	405,605
1,996	Facebook, Inc., Class A(b)	343,312
1,547	Fidelity National Information Services, Inc.	146,919
20,507	FireEye, Inc.(b)	370,151
10,132	First Data Corp., Class A(b)	183,389
9,276	First Solar, Inc.(b)	657,761
2,123	Fiserv, Inc.(b)	150,436
758	FleetCor Technologies, Inc.(b)	157,118
6,105	FLIR Systems, Inc.	326,923
6,747	Fortinet, Inc.(b)	373,514
3,004	Gartner, Inc.(b)	364,355
9,663	Genpact Ltd.	308,153
1,352	Global Payments, Inc.	152,844
5,753	GoDaddy, Inc., Class A(b)	371,414
4,113	Guidewire Software, Inc.(b)	348,042
19,229	Hewlett Packard Enterprise Co.	327,854
15,216	HP, Inc.	326,992
2,332	IAC/InterActiveCorp.(b)	378,110
7,192	Intel Corp.	371,251
2,348	International Business Machines Corp.	340,366
2,213	Intuit, Inc.	408,940
1,561	IPG Photonics Corp.(b)	332,540
13,069	Jabil, Inc.	347,635
1,250	Jack Henry & Associates, Inc.	149,350
13,975	Juniper Networks, Inc.	343,645
5,838	Keysight Technologies, Inc.(b)	301,708
3,116	KLA-Tencor Corp.	317,022
1,703	Lam Research Corp.	315,157
5,373	Leidos Holdings, Inc.	345,108
2,984	LogMeIn, Inc.	328,837
8,118	Manhattan Associates, Inc.(b)	349,561
14,988	Marvell Technology Group Ltd. (Bermuda)	300,659
854	Mastercard, Inc., Class A	152,243
8,211	Match Group, Inc.(b)(c)	386,902
5,867	Maxim Integrated Products, Inc.	319,752
3,826	Microchip Technology, Inc.	320,083
6,581	Micron Technology, Inc.(b)	302,594
5,436	Microsemi Corp.(b)	351,655

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Russell 1000 Equal Weight ETF (EQAL) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
3,868	Microsoft Corp.	$361,735
3,362	Motorola Solutions, Inc.	369,248
5,870	National Instruments Corp.	240,024
10,396	NCR Corp.(b)	319,885
5,692	NetApp, Inc.	378,973
20,712	Nuance Communications, Inc.(b)	304,881
1,503	NVIDIA Corp.	338,025
2,952	NXP Semiconductors NV (Netherlands)(b)	309,665
13,965	ON Semiconductor Corp.(b)	308,347
7,003	Oracle Corp.	319,827
1,937	Palo Alto Networks, Inc.(b)	372,892
50,754	Pandora Media, Inc.(b)(c)	284,730
4,686	Paychex, Inc.	283,831
1,914	PayPal Holdings, Inc.(b)	142,804
4,550	PTC, Inc.(b)	374,693
4,341	Qorvo, Inc.(b)	292,583
5,906	QUALCOMM, Inc.	301,265
2,366	Red Hat, Inc.(b)	385,800
16,083	Sabre Corp.	331,953
2,883	salesforce.com, inc.(b)	348,814
2,126	ServiceNow, Inc.(b)	353,214
3,256	Skyworks Solutions, Inc.	282,491
3,433	Splunk, Inc.(b)	352,397
2,956	Square, Inc., Class A(b)	139,937
7,033	SS&C Technologies Holdings, Inc.	349,188
24,087	Switch, Inc., Class A	343,240
13,185	Symantec Corp.	366,411
4,124	Synopsys, Inc.(b)	352,643
4,256	Tableau Software, Inc., Class A(b)	361,973
3,220	Take-Two Interactive Software, Inc.(b)	321,066
8,734	Teradata Corp.(b)	357,395
7,504	Teradyne, Inc.	244,255
3,328	Texas Instruments, Inc.	337,559
1,714	Total System Services, Inc.	144,079
7,995	Trimble, Inc.(b)	276,627
10,450	Twitter, Inc.(b)	316,740
1,721	Tyler Technologies, Inc.(b)	376,761
1,448	Ultimate Software Group, Inc. (The)(b)	347,404
2,920	Universal Display Corp.	257,106
3,071	VeriSign, Inc.(b)	360,597
14,293	Versum Materials, Inc.	502,828
1,248	Visa, Inc., Class A	158,346
2,957	VMware, Inc., Class A(b)	394,050
3,745	Western Digital Corp.	295,069
7,826	Western Union Co. (The)	154,564
1,010	WEX, Inc.(b)	163,539
2,657	Workday, Inc., Class A(b)	331,700
1,856	Worldpay, Inc., Class A(b)	150,744
10,273	Xerox Corp.	323,086
4,802	Xilinx, Inc.	308,480
2,163	Zebra Technologies Corp., Class A(b)	291,637
2,857	Zillow Group, Inc., Class C(b)	138,536
98,170	Zynga, Inc., Class A(b)	338,687

		42,917,568

	Materials—8.9%
3,349	Air Products & Chemicals, Inc.	543,509

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
5,645	Albemarle Corp.	$547,339
11,780	Alcoa Corp.(b)	603,136
6,216	AptarGroup, Inc.	581,196
28,988	Ardagh Group SA (Luxembourg)	589,036
7,755	Ashland Global Holdings, Inc.	513,226
2,649	Avery Dennison Corp.	277,642
17,222	Axalta Coating Systems Ltd.(b)	532,160
13,645	Ball Corp.	547,028
12,311	Bemis Co., Inc.	532,697
10,146	Berry Global Group, Inc.(b)	558,030
9,265	Cabot Corp.	517,543
5,259	Celanese Corp., Series A	571,496
13,695	CF Industries Holdings, Inc.	531,366
11,500	Chemours Co. (The)	556,715
11,196	Crown Holdings, Inc.(b)	558,009
12,314	Domtar Corp.	540,585
7,910	DowDuPont, Inc.	500,228
5,648	Eagle Materials, Inc.	558,926
5,279	Eastman Chemical Co.	538,880
4,274	Ecolab, Inc.	618,747
7,017	FMC Corp.	559,465
31,322	Freeport-McMoRan, Inc.	476,408
36,381	Graphic Packaging Holding Co.	520,248
17,661	Huntsman Corp.	525,768
4,027	International Flavors & Fragrances, Inc.	568,854
10,180	International Paper Co.	524,881
5,113	LyondellBasell Industries NV, Class A	540,598
2,707	Martin Marietta Materials, Inc.	527,242
4,562	Monsanto Co.	571,938
20,498	Mosaic Co. (The)	552,421
1,352	NewMarket Corp.	513,152
14,842	Newmont Mining Corp.	583,142
8,276	Nucor Corp.	509,967
17,265	Olin Corp.	521,230
25,202	Owens-Illinois, Inc.(b)	512,357
4,813	Packaging Corp. of America	556,816
51,407	Platform Specialty Products Corp.(b)	517,669
4,839	PPG Industries, Inc.	512,353
3,540	Praxair, Inc.	539,921
6,087	Reliance Steel & Aluminum Co.	535,169
7,006	Royal Gold, Inc.	622,133
10,868	RPM International, Inc.	524,924
6,121	Scotts Miracle-Gro Co. (The)	511,593
12,784	Sealed Air Corp.	560,578
1,391	Sherwin-Williams Co. (The)	511,415
19,805	Silgan Holdings, Inc.	555,926
11,467	Sonoco Products Co.	588,945
10,355	Southern Copper Corp. (Peru)	546,848
12,147	Steel Dynamics, Inc.	544,307
118,515	Tahoe Resources, Inc.	596,131
12,604	United States Steel Corp.	426,393
26,217	Valvoline, Inc.	531,681
4,696	Vulcan Materials Co.	524,496
8,376	W.R. Grace & Co.	573,253
4,798	Westlake Chemical Corp.	513,242

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco Russell 1000 Equal Weight ETF (EQAL) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
8,470	WestRock Co.	$501,085

		30,620,043

	Real Estate—4.0%
1,242	Alexandria Real Estate Equities, Inc. REIT	154,716
4,073	American Campus Communities, Inc. REIT	159,295
7,817	American Homes 4 Rent, Class A REIT	157,903
1,071	American Tower Corp. REIT	146,042
3,932	Apartment Investment & Management Co., Class A REIT	159,639
8,945	Apple Hospitality REIT, Inc. REIT	160,921
976	AvalonBay Communities, Inc. REIT	159,088
1,244	Boston Properties, Inc. REIT	151,034
9,471	Brandywine Realty Trust REIT	152,578
9,685	Brixmor Property Group, Inc. REIT	144,210
1,909	Camden Property Trust REIT	163,029
3,269	CBRE Group, Inc., Class A(b)	148,118
25,744	Colony Northstar, Inc., Class A REIT	157,296
7,149	Columbia Property Trust, Inc. REIT	152,703
7,233	CoreCivic, Inc. REIT	145,817
1,593	CoreSite Realty Corp. REIT	165,831
5,919	Corporate Office Properties Trust REIT	162,832
1,405	Crown Castle International Corp. REIT	141,722
5,486	CubeSmart REIT	161,508
3,113	CyrusOne, Inc. REIT	166,826
2,719	DCT Industrial Trust, Inc. REIT	178,285
19,704	DDR Corp. REIT	142,854
1,470	Digital Realty Trust, Inc. REIT	155,364
4,119	Douglas Emmett, Inc. REIT	153,515
6,050	Duke Realty Corp. REIT	163,955
9,138	Empire State Realty Trust, Inc., Class A REIT	159,184
2,767	EPR Properties REIT	152,240
431	Equinix, Inc. REIT	181,361
5,095	Equity Commonwealth REIT(b)	157,894
1,823	Equity LifeStyle Properties, Inc. REIT	162,539
2,633	Equity Residential REIT	162,482
655	Essex Property Trust, Inc. REIT	156,997
1,764	Extra Space Storage, Inc. REIT	158,037
1,308	Federal Realty Investment Trust REIT	151,532
7,254	Forest City Realty Trust, Inc., Class A REIT	145,515
4,675	Gaming and Leisure Properties, Inc. REIT	160,212
7,273	GGP, Inc. REIT	145,387
6,734	HCP, Inc. REIT	157,306
5,981	Healthcare Trust of America, Inc., Class A REIT	149,465
3,482	Highwoods Properties, Inc. REIT	153,278
6,224	Hospitality Properties Trust REIT	154,853
8,266	Host Hotels & Resorts, Inc. REIT	161,683
1,135	Howard Hughes Corp. (The)(b)	153,566
4,740	Hudson Pacific Properties, Inc. REIT	155,804
6,805	Invitation Homes, Inc. REIT	157,468
4,705	Iron Mountain, Inc. REIT	159,688
4,503	JBG SMITH Properties REIT	166,026
919	Jones Lang LaSalle, Inc.	155,780
2,216	Kilroy Realty Corp. REIT	158,821
10,142	Kimco Realty Corp. REIT	147,160
2,320	Lamar Advertising Co., Class A REIT	147,807

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
3,776	Liberty Property Trust REIT	$157,912
1,910	Life Storage, Inc. REIT	168,920
2,607	Macerich Co. (The) REIT	150,215
11,854	Medical Properties Trust, Inc. REIT	151,494
1,764	Mid-America Apartment Communities, Inc. REIT	161,335
3,952	National Retail Properties, Inc. REIT	150,334
5,641	Omega Healthcare Investors, Inc. REIT	146,553
8,096	Outfront Media, Inc. REIT	151,800
10,729	Paramount Group, Inc. REIT	153,961
5,694	Park Hotels & Resorts, Inc. REIT	163,873
8,586	Piedmont Office Realty Trust, Inc., Class A REIT	153,861
2,468	Prologis, Inc. REIT	160,198
786	Public Storage REIT	158,599
4,384	Rayonier, Inc. REIT	163,041
5,976	Realogy Holdings Corp.	148,265
3,027	Realty Income Corp. REIT	152,894
2,597	Regency Centers Corp. REIT	152,833
12,589	Retail Properties of America, Inc., Class A REIT	145,277
944	SBA Communications Corp. REIT(b)	151,257
9,637	Senior Housing Properties Trust REIT	150,048
999	Simon Property Group, Inc. REIT	156,184
1,544	SL Green Realty Corp. REIT	150,911
19,066	Spirit Realty Capital, Inc. REIT	153,481
6,253	STORE Capital Corp. REIT	157,763
1,743	Sun Communities, Inc. REIT	163,581
6,930	Tanger Factory Outlet Centers, Inc. REIT	152,114
2,666	Taubman Centers, Inc. REIT	149,243
4,461	UDR, Inc. REIT	161,265
9,471	Uniti Group, Inc. REIT	170,667
3,031	Ventas, Inc. REIT	155,854
21,525	VEREIT, Inc. REIT	146,370
7,964	Vici Properties, Inc. REIT	144,786
2,282	Vornado Realty Trust REIT	155,244
5,588	Weingarten Realty Investors REIT	153,502
2,866	Welltower, Inc. REIT	153,159
4,462	Weyerhaeuser Co. REIT	164,112
2,524	WP Carey, Inc. REIT	161,157

		13,719,229

	Telecommunication Services—1.9%
21,679	AT&T, Inc.	708,903
45,145	CenturyLink, Inc.	838,794
154,394	Sprint Corp.(b)	866,151
28,193	Telephone & Data Systems, Inc.	770,515
12,377	T-Mobile US, Inc.(b)	748,932
20,191	United States Cellular Corp.(b)	798,958
16,768	Verizon Communications, Inc.	827,501
22,537	Zayo Group Holdings, Inc.(b)	818,093

		6,377,847

	Utilities—10.1%
75,736	AES Corp. (The)	927,009
21,437	Alliant Energy Corp.	920,719
15,259	Ameren Corp.	894,483

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Russell 1000 Equal Weight ETF (EQAL) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Utilities (continued)
12,325	American Electric Power Co., Inc.	$862,503
10,153	American Water Works Co., Inc.	879,047
24,521	Aqua America, Inc.	861,913
10,082	Atmos Energy Corp.	876,025
17,084	Avangrid, Inc.	900,498
29,692	CenterPoint Energy, Inc.	752,098
19,294	CMS Energy Corp.	910,484
10,913	Consolidated Edison, Inc.	874,459
11,298	Dominion Energy, Inc.	751,995
8,188	DTE Energy Co.	863,015
10,600	Duke Energy Corp.	849,696
13,761	Edison International	901,621
10,493	Entergy Corp.	856,124
14,157	Eversource Energy	852,959
21,486	Exelon Corp.	852,564
25,306	FirstEnergy Corp.	870,526
27,298	Great Plains Energy, Inc.	893,464
24,987	Hawaiian Electric Industries, Inc.	866,799
30,625	MDU Resources Group, Inc.	862,706
16,396	National Fuel Gas Co.	841,935
5,226	NextEra Energy, Inc.	856,594
34,855	NiSource, Inc.	850,113
27,776	NRG Energy, Inc.	861,056
26,317	OGE Energy Corp.	865,040
19,288	PG&E Corp.	889,177
10,604	Pinnacle West Capital Corp.	853,622
29,614	PPL Corp.	861,767
17,545	Public Service Enterprise Group, Inc.	914,972
19,503	SCANA Corp.	717,125
7,491	Sempra Energy	837,494
18,529	Southern Co. (The)	854,557
18,828	UGI Corp.	911,087
13,227	Vectren Corp.	929,461
38,660	Vistra Energy Corp.(b)	883,381
13,632	WEC Energy Group, Inc.	876,265
16,575	Westar Energy, Inc.	898,034
19,030	Xcel Energy, Inc.	891,365

		34,673,752

	Total Common Stocks & Other Equity Interests (Cost $335,775,075)	342,750,976

	Money Market Fund—0.2%
715,994	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(e) (Cost $715,994)	715,994

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $336,491,069)—100.2%	343,466,970

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.5%
5,181,106	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(e)(f) (Cost $5,181,106)	$5,181,106

	Total Investments in Securities (Cost $341,672,175)—101.7%	348,648,076
	Other assets less liabilities—(1.7)%	(5,906,445)

	Net Assets—100.0%	$342,741,631

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2018.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Information Technology	16.8
Consumer Discretionary	14.1
Real Estate	11.2
Industrials	10.1
Consumer Staples	9.9
Utilities	8.6
Financials	8.3
Health Care	7.7
Materials	7.2
Energy	5.2
Telecommunication Services	0.9
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Consumer Discretionary—14.1%
360	Amazon.com, Inc.(b)	$563,807
9,935	Aramark	371,470
240	Booking Holdings, Inc.(b)	522,720
4,769	Bright Horizons Family Solutions, Inc.(b)	452,483
607	Cable One, Inc.	385,518
6,481	Carnival Corp.	408,692
7,426	CBS Corp., Class B	365,359
1,278	Charter Communications, Inc., Class A(b)	346,709
11,750	Cinemark Holdings, Inc.	460,247
4,999	Darden Restaurants, Inc.	464,207
22,203	Discovery, Inc., Class A(b)	525,101
8,219	DISH Network Corp., Class A(b)	275,747
2,280	Domino’s Pizza, Inc.	551,144
3,404	Expedia Group, Inc.	391,937
24,199	Extended Stay America, Inc.	473,816
13,094	Gap, Inc. (The)	382,869
7,459	GCI Liberty, Inc.(b)	332,671
715	Graham Holdings Co., Class B	431,181
16,256	H&R Block, Inc.	449,478
19,928	Hanesbrands, Inc.	368,070
8,293	Harley-Davidson, Inc.	341,091
4,577	Hasbro, Inc.	403,188
5,861	Hyatt Hotels Corp., Class A	450,535
21,396	Interpublic Group of Cos., Inc. (The)	504,732
6,123	Las Vegas Sands Corp.	449,000
8,630	Leggett & Platt, Inc.	349,947
948	Liberty Broadband Corp., Class A(b)	66,815
3,861	Liberty Broadband Corp., Class C(b)	273,706
9,174	Live Nation Entertainment, Inc.(b)	362,098

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
2,421	McDonald’s Corp.	$405,372
12,201	MGM Resorts International	383,355
7,218	Michael Kors Holdings Ltd.(b)	493,856
19,576	Michaels Cos., Inc. (The)(b)	364,505
5,280	Murphy USA, Inc.(b)	330,370
2,251	Netflix, Inc.(b)	703,347
13,442	Newell Brands, Inc.	371,402
3,155	PVH Corp.	503,759
4,439	Ralph Lauren Corp., Class A	487,624
3,417	Royal Caribbean Cruises Ltd.	369,685
24,765	Sally Beauty Holdings, Inc.(b)	428,187
8,695	ServiceMaster Global Holdings, Inc.(b)	439,967
8,068	Signet Jewelers Ltd.	313,684
6,504	Six Flags Entertainment Corp.	411,313
4,634	Time Warner, Inc.	439,303
12,245	TripAdvisor, Inc.(b)	458,208
6,706	Tupperware Brands Corp.	298,819
9,244	Twenty-First Century Fox, Inc., Class A	337,961
3,885	Twenty-First Century Fox, Inc., Class B	140,132
31,830	Under Armour, Inc., Class A(b)	565,301
1,852	Vail Resorts, Inc.	424,682
5,800	VF Corp.	469,046
2,676	Wynn Resorts Ltd.	498,244

		21,362,460

	Consumer Staples—9.9%
6,233	Altria Group, Inc.	349,734
10,626	Archer-Daniels-Midland Co.	482,208
1,635	Brown-Forman Corp., Class A	87,260
7,211	Brown-Forman Corp., Class B	404,104

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples (continued)
8,444	Campbell Soup Co.	$344,346
8,983	Church & Dwight Co., Inc.	415,015
2,994	Clorox Co. (The)	350,897
9,095	Coca-Cola Co. (The)	392,995
5,746	Colgate-Palmolive Co.	374,812
11,393	Conagra Brands, Inc.	422,339
1,949	Constellation Brands, Inc., Class A	454,370
4,686	Dr Pepper Snapple Group, Inc.	562,133
7,179	Edgewell Personal Care Co.(b)	316,235
3,384	Estee Lauder Cos., Inc. (The), Class A	501,137
21,210	Flowers Foods, Inc.	479,558
7,360	General Mills, Inc.	321,926
6,031	Herbalife Nutrition Ltd.(b)	637,658
3,759	Hershey Co. (The)	345,602
11,669	Hormel Foods Corp.	423,001
3,006	Ingredion, Inc.	363,997
6,379	Kellogg Co.	375,723
3,482	Kimberly-Clark Corp.	360,526
5,116	Kraft Heinz Co. (The)	288,440
4,150	McCormick & Co., Inc.	437,451
5,407	Molson Coors Brewing Co., Class B	385,195
9,695	Mondelez International, Inc., Class A	382,952
6,643	Monster Beverage Corp.(b)	365,365
6,240	Nu Skin Enterprises, Inc., Class A	443,976
3,579	PepsiCo, Inc.	361,264
4,052	Philip Morris International, Inc.	332,264
11,352	Pilgrim’s Pride Corp.(b)	245,203
7,297	Pinnacle Foods, Inc.	440,739
5,352	Post Holdings, Inc.(b)	425,859
4,704	Procter & Gamble Co. (The)	340,287
97	Seaboard Corp.	388,684
3,624	Spectrum Brands Holdings, Inc.	261,290
18,126	Sprouts Farmers Market, Inc.(b)	453,694
5,061	Tyson Foods, Inc., Class A	354,776
5,810	Walgreens Boots Alliance, Inc.	386,074

		15,059,089

	Energy—5.2%
4,002	Andeavor	553,557
10,103	Apache Corp.	413,718
3,505	Chevron Corp.	438,511
3,642	Cimarex Energy Co.	366,349
6,985	EQT Corp.	350,577
4,998	Exxon Mobil Corp.	388,594
32,523	Gulfport Energy Corp.(b)	302,464
10,091	Halliburton Co.	534,722
6,774	Marathon Petroleum Corp.	507,440
6,002	Occidental Petroleum Corp.	463,714
8,151	ONEOK, Inc.	490,853
15,698	Parsley Energy, Inc., Class A(b)	471,411
4,358	Phillips 66	485,089
17,593	RPC, Inc.	316,850
6,770	Schlumberger Ltd.	464,151
4,930	Valero Energy Corp.	546,885
14,548	Williams Cos., Inc. (The)	374,320
14,831	World Fuel Services Corp.	318,422

		7,787,627

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials—8.3%
9,697	Aflac, Inc.	$441,892
20,919	AGNC Investment Corp. REIT	395,788
3,327	American National Insurance Co.	401,469
35,672	Annaly Capital Management, Inc. REIT	369,919
2,974	Aon PLC	423,706
4,396	Arch Capital Group Ltd.(b)	352,252
5,010	Bank of Hawaii Corp.	421,892
7,767	Bank of New York Mellon Corp. (The)	423,379
2,192	Berkshire Hathaway, Inc., Class B(b)	424,656
2,742	Chubb Ltd.	372,007
5,697	Cincinnati Financial Corp.	400,727
7,655	CNA Financial Corp.	386,271
1,395	Credit Acceptance Corp.(b)	461,522
3,366	Erie Indemnity Co., Class A	393,048
1,899	Everest Re Group Ltd.	441,840
7,627	First American Financial Corp.	389,816
4,453	First Republic Bank	413,550
10,289	FNF Group	378,944
7,411	Hartford Financial Services Group, Inc. (The)	399,008
5,927	Intercontinental Exchange, Inc.	429,470
8,454	Loews Corp.	443,497
7,586	Mercury General Corp.	346,908
52,037	MFA Financial, Inc. REIT	391,318
4,327	Northern Trust Corp.	461,907
5,917	SEI Investments Co.	374,132
19,631	Starwood Property Trust, Inc. REIT	411,466
27,930	TFS Financial Corp.	416,436
26,603	Two Harbors Investment Corp. REIT	405,962
6,133	W.R. Berkley Corp.	457,277
468	White Mountains Insurance Group Ltd.	404,956
2,589	Willis Towers Watson PLC	384,492

		12,619,507

	Health Care—7.7%
3,876	Alexion Pharmaceuticals, Inc.(b)	455,934
3,138	athenahealth, Inc.(b)	384,311
6,482	Baxter International, Inc.	450,499
3,095	Bio-Techne Corp.	467,066
16,188	Boston Scientific Corp.(b)	464,919
4,159	Centene Corp.(b)	451,584
5,889	Cerner Corp.(b)	343,034
4,071	Charles River Laboratories International, Inc.(b)	424,158
1,729	Cooper Cos., Inc. (The)	395,440
5,435	CVS Health Corp.	379,526
4,501	Danaher Corp.	451,540
5,672	Gilead Sciences, Inc.	409,689
4,989	HCA Healthcare, Inc.	477,647
5,028	Hill-Rom Holdings, Inc.	431,553
1,059	Intuitive Surgical, Inc.(b)	466,786
2,988	Johnson & Johnson	377,952
8,843	LifePoint Health, Inc.(b)	423,580
19,079	Mallinckrodt PLC(b)	248,027
5,181	Medtronic PLC	415,154
7,683	Merck & Co., Inc.	452,298
11,390	Patterson Cos., Inc.	265,159
14,619	Premier, Inc., Class A(b)	482,281
4,722	STERIS PLC	446,323

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
2,673	Stryker Corp.	$452,860
2,163	Thermo Fisher Scientific, Inc.	454,987
1,862	UnitedHealth Group, Inc.	440,177
3,895	Universal Health Services, Inc., Class B	444,809
4,166	West Pharmaceutical Services, Inc.	367,483

		11,724,776

	Industrials—10.1%
5,882	AGCO Corp.	368,684
6,790	BWX Technologies, Inc.	460,362
3,627	Carlisle Cos., Inc.	390,737
3,102	Copa Holdings SA, Class A (Panama)	363,461
1,391	CoStar Group, Inc.(b)	510,024
4,955	Crane Co.	414,436
3,458	Dun & Bradstreet Corp. (The)	398,742
3,654	Equifax, Inc.	409,431
1,802	FedEx Corp.	445,454
22,761	General Electric Co.	320,247
9,690	Graco, Inc.	426,263
9,497	IHS Markit Ltd.(b)	466,588
4,858	Ingersoll-Rand PLC	407,538
11,060	Johnson Controls International PLC	374,602
8,414	KAR Auction Services, Inc.	437,444
6,299	Kirby Corp.(b)	537,305
4,112	Landstar System, Inc.	417,985
4,568	Lincoln Electric Holdings, Inc.	378,550
1,332	Lockheed Martin Corp.	427,359
6,234	Macquarie Infrastructure Corp.	236,269
1,376	Northrop Grumman Corp.	443,127
39,637	Pitney Bowes, Inc.	405,090
6,507	Republic Services, Inc.	420,873
3,197	Rockwell Collins, Inc.	423,730
9,141	Rollins, Inc.	443,521
5,120	Ryder System, Inc.	345,242
2,461	Snap-on, Inc.	357,460
5,022	Spirit AeroSystems Holdings, Inc., Class A	403,618
9,900	Spirit Airlines, Inc.(b)	353,628
1,497	TransDigm Group, Inc.	479,893
3,428	United Parcel Service, Inc., Class B	389,078
3,483	United Technologies Corp.	418,482
14,451	Univar, Inc.(b)	398,270
5,486	Wabtec Corp.	487,212
5,142	Waste Management, Inc.	417,993
2,524	Watsco, Inc.	422,568
6,110	Xylem, Inc.	445,419

		15,246,685

	Information Technology—16.8%
6,787	Activision Blizzard, Inc.	450,317
2,338	Adobe Systems, Inc.(b)	518,101
7,573	Akamai Technologies, Inc.(b)	542,605
201	Alphabet, Inc., Class A(b)	204,735
204	Alphabet, Inc., Class C(b)	207,535
6,509	Amdocs Ltd.	437,730
4,595	Amphenol Corp., Class A	384,647
2,427	Apple, Inc.	401,086
10,053	Avnet, Inc.	394,379

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
9,443	Black Knight, Inc.(b)	$459,402
1,500	Broadcom, Inc.	344,130
9,748	CoreLogic, Inc.(b)	482,526
4,404	DXC Technology Co.	453,876
6,956	EchoStar Corp., Class A(b)	365,468
3,979	Electronic Arts, Inc.(b)	469,442
4,557	Euronet Worldwide, Inc.(b)	355,947
3,163	F5 Networks, Inc.(b)	515,854
2,401	Facebook, Inc., Class A(b)	412,972
25,307	First Data Corp., Class A(b)	458,057
4,213	Global Payments, Inc.	476,280
8,702	GoDaddy, Inc., Class A(b)	561,801
5,687	Guidewire Software, Inc.(b)	481,234
30,390	Hewlett Packard Enterprise Co.	518,150
3,333	IAC/InterActiveCorp.(b)	540,413
1,821	IPG Photonics Corp.(b)	387,928
14,430	Jabil, Inc.	383,838
14,996	Juniper Networks, Inc.	368,752
9,726	Keysight Technologies, Inc.(b)	502,640
4,147	KLA-Tencor Corp.	421,916
2,168	Lam Research Corp.	401,210
3,504	LogMeIn, Inc.	386,141
9,514	Manhattan Associates, Inc.(b)	409,673
2,819	Mastercard, Inc., Class A	502,543
14,379	Match Group, Inc.(b)	677,539
9,978	Micron Technology, Inc.(b)	458,788
5,041	Microsoft Corp.	471,434
4,503	Motorola Solutions, Inc.	494,565
9,646	National Instruments Corp.	394,425
3,733	NXP Semiconductors NV (Netherlands)(b)	391,592
8,485	Oracle Corp.	387,510
5,592	PayPal Holdings, Inc.(b)	417,219
6,655	PTC, Inc.(b)	548,039
3,348	Red Hat, Inc.(b)	545,925
4,062	salesforce.com, inc.(b)	491,461
3,975	Skyworks Solutions, Inc.	344,871
4,606	Synopsys, Inc.(b)	393,859
3,795	Take-Two Interactive Software, Inc.(b)	378,399
10,465	Teradyne, Inc.	340,636
5,674	Total System Services, Inc.	476,956
9,914	Trimble, Inc.(b)	343,024
2,315	Tyler Technologies, Inc.(b)	506,800
2,014	Ultimate Software Group, Inc. (The)(b)	483,199
3,694	VeriSign, Inc.(b)	433,749
3,768	Visa, Inc., Class A	478,084
5,367	Western Digital Corp.	422,866
21,606	Western Union Co. (The)	426,719
3,276	WEX, Inc.(b)	530,450
5,650	Worldpay, Inc., Class A(b)	458,893

		25,498,330

	Materials—7.2%
4,807	AptarGroup, Inc.	449,455
5,627	Ashland Global Holdings, Inc.	372,395
10,654	Ball Corp.	427,119
9,018	Bemis Co., Inc.	390,209
6,965	Berry Global Group, Inc.(b)	383,075

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
6,798	Cabot Corp.	$379,736
3,964	Celanese Corp., Series A	430,768
6,970	Crown Holdings, Inc.(b)	347,385
5,785	DowDuPont, Inc.	365,843
4,582	Eastman Chemical Co.	467,731
3,068	Ecolab, Inc.	444,154
4,477	FMC Corp.	356,951
2,678	International Flavors & Fragrances, Inc.	378,294
1,041	NewMarket Corp.	395,112
11,443	Newmont Mining Corp.	449,595
11,681	Olin Corp.	352,649
17,188	Owens-Illinois, Inc.(b)	349,432
3,516	Packaging Corp. of America	406,766
2,709	Praxair, Inc.	413,177
5,134	Royal Gold, Inc.	455,899
4,277	Scotts Miracle-Gro Co. (The)	357,472
8,807	Sealed Air Corp.	386,187
14,728	Silgan Holdings, Inc.	413,415
7,951	Sonoco Products Co.	408,363
10,032	Southern Copper Corp. (Peru)	529,790
95,639	Tahoe Resources, Inc.	481,064
3,313	Vulcan Materials Co.	370,029

		10,962,065

	Real Estate—11.2%
9,823	American Campus Communities, Inc. REIT	384,178
19,381	American Homes 4 Rent, Class A REIT	391,496
2,892	American Tower Corp. REIT	394,353
9,442	Apartment Investment & Management Co., Class A REIT	383,345
2,300	AvalonBay Communities, Inc. REIT	374,900
24,161	Brandywine Realty Trust REIT	389,234
4,561	Camden Property Trust REIT	389,509
3,726	CoreSite Realty Corp. REIT	387,877
13,721	Corporate Office Properties Trust REIT	377,465
3,684	Crown Castle International Corp. REIT	371,605
7,076	DCT Industrial Trust, Inc. REIT	463,973
3,573	Digital Realty Trust, Inc. REIT	377,630
10,327	Douglas Emmett, Inc. REIT	384,887
14,799	Duke Realty Corp. REIT	401,053
6,138	EPR Properties REIT	337,713
898	Equinix, Inc. REIT	377,869
14,138	Equity Commonwealth REIT(b)	438,137
4,712	Equity LifeStyle Properties, Inc. REIT	420,122
6,230	Equity Residential REIT	384,453
1,688	Essex Property Trust, Inc. REIT	404,597
17,382	Forest City Realty Trust, Inc., Class A REIT	348,683
11,462	Gaming and Leisure Properties, Inc. REIT	392,803
13,609	Healthcare Trust of America, Inc., Class A REIT	340,089
8,321	Highwoods Properties, Inc. REIT	366,290
5,523	Kilroy Realty Corp. REIT	395,833
22,478	Kimco Realty Corp. REIT	326,156
9,276	Liberty Property Trust REIT	387,922
30,409	Medical Properties Trust, Inc. REIT	388,627
4,064	Mid-America Apartment Communities, Inc. REIT	371,693
10,136	National Retail Properties, Inc. REIT	385,573

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
15,761	Omega Healthcare Investors, Inc. REIT	$409,471
6,423	Prologis, Inc. REIT	416,917
1,957	Public Storage REIT	394,884
13,422	Rayonier, Inc. REIT	499,164
7,528	Realty Income Corp. REIT	380,239
2,489	SBA Communications Corp. REIT(b)	398,813
21,739	Senior Housing Properties Trust REIT	338,476
48,747	Spirit Realty Capital, Inc. REIT	392,413
16,479	STORE Capital Corp. REIT	415,765
4,570	Sun Communities, Inc. REIT	428,895
10,585	UDR, Inc. REIT	382,648
6,504	Ventas, Inc. REIT	334,436
6,171	Welltower, Inc. REIT	329,778
5,848	WP Carey, Inc. REIT	373,395

		17,033,359

	Telecommunication Services—0.9%
28,961	CenturyLink, Inc.	538,096
6,955	T-Mobile US, Inc.(b)	420,847
12,021	Zayo Group Holdings, Inc.(b)	436,362

		1,395,305

	Utilities—8.6%
9,228	Alliant Energy Corp.	396,343
6,509	Ameren Corp.	381,557
5,363	American Electric Power Co., Inc.	375,303
4,547	American Water Works Co., Inc.	393,679
11,139	Aqua America, Inc.	391,536
4,511	Atmos Energy Corp.	391,961
8,015	Avangrid, Inc.	422,471
13,872	CenterPoint Energy, Inc.	351,378
8,343	CMS Energy Corp.	393,706
4,675	Consolidated Edison, Inc.	374,608
4,948	Dominion Energy, Inc.	329,339
3,608	DTE Energy Co.	380,283
4,668	Duke Energy Corp.	374,187
5,122	Edison International	335,593
6,419	Eversource Energy	386,745
9,981	Exelon Corp.	396,046
12,133	Great Plains Energy, Inc.	397,113
10,855	Hawaiian Electric Industries, Inc.	376,560
15,213	MDU Resources Group, Inc.	428,550
2,639	NextEra Energy, Inc.	432,558
15,122	NiSource, Inc.	368,826
11,641	OGE Energy Corp.	382,640
7,675	PG&E Corp.	353,817
4,534	Pinnacle West Capital Corp.	364,987
11,352	PPL Corp.	330,343
8,022	Public Service Enterprise Group, Inc.	418,347
9,643	SCANA Corp.	354,573
3,441	Sempra Energy	384,704
8,131	Southern Co. (The)	375,002
8,681	UGI Corp.	420,074
6,117	Vectren Corp.	429,842
5,991	WEC Energy Group, Inc.	385,101
7,276	Westar Energy, Inc.	394,214

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Utilities (continued)
8,066	Xcel Energy, Inc.	$377,811

		13,049,797

	Total Common Stocks & Other Equity Interests (Cost $143,855,568)	151,739,000

	Money Market Fund—0.4%
569,324	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(c) (Cost $569,324)	569,324

	Total Investments in Securities (Cost $144,424,892)—100.4%	152,308,324
	Other assets less liabilities—(0.4)%	(570,192)

	Net Assets—100.0%	$151,738,132

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco S&P 500 Enhanced Value ETF (SPVU)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Financials	38.9
Health Care	14.1
Consumer Discretionary	12.8
Consumer Staples	9.6
Energy	7.7
Industrials	6.0
Information Technology	4.5
Materials	2.9
Utilities	2.4
Telecommunication Services	1.1
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—12.8%
628	Advance Auto Parts, Inc.	$71,875
2,732	Best Buy Co., Inc.	209,080
2,314	D.R. Horton, Inc.	102,140
2,113	Discovery, Inc., Class C(b)	46,951
1,444	Foot Locker, Inc.	62,207
59,213	Ford Motor Co.	665,554
1,606	Gap, Inc. (The)	46,959
17,600	General Motors Co.	646,624
3,616	Goodyear Tire & Rubber Co. (The)	90,798
2,382	Kohl’s Corp.	147,970
1,577	Lennar Corp., Class A	83,408
4,272	Macy’s, Inc.	132,731
5,577	Newell Brands, Inc.	154,092
1,066	Nordstrom, Inc.	53,897
2,056	PulteGroup, Inc.	62,420
6,427	Target Corp.	466,600
3,899	Viacom, Inc., Class B	117,594
726	Whirlpool Corp.	112,494

		3,273,394

	Consumer Staples—9.6%
7,623	Archer-Daniels-Midland Co.	345,932
9,880	Kroger Co. (The)	248,877
1,952	Molson Coors Brewing Co., Class B	139,061
2,337	Tyson Foods, Inc., Class A	163,824
7,794	Walgreens Boots Alliance, Inc.	517,911
11,803	Walmart, Inc.	1,044,093

		2,459,698

	Energy—7.7%
1,708	Andeavor	236,251
4,539	Baker Hughes a GE Co.	163,903
5,191	Marathon Petroleum Corp.	388,858

Number of Shares		Value
	Common Stocks (continued)
	Energy (continued)
3,929	Phillips 66	$437,337
4,514	TechnipFMC PLC (United Kingdom)	148,781
5,361	Valero Energy Corp.	594,696

		1,969,826

	Financials—38.9%
4,552	Aflac, Inc.	207,435
2,129	Allstate Corp. (The)	208,259
342	Assurant, Inc.	31,744
34,951	Bank of America Corp.	1,045,734
4,830	Bank of New York Mellon Corp. (The)	263,283
3,583	BB&T Corp.	189,182
5,105	Berkshire Hathaway, Inc., Class B(b)	988,992
3,481	Capital One Financial Corp.	315,448
2,327	Chubb Ltd.	315,704
13,270	Citigroup, Inc.	905,943
2,895	Citizens Financial Group, Inc.	120,114
1,524	Discover Financial Services	108,585
227	Everest Re Group Ltd.	52,816
4,109	Fifth Third Bancorp	136,296
2,085	Goldman Sachs Group, Inc. (The)	496,918
1,997	Hartford Financial Services Group, Inc. (The)	107,518
9,540	JPMorgan Chase & Co.	1,037,761
2,653	Leucadia National Corp.	63,778
1,682	Lincoln National Corp.	118,816
2,015	Loews Corp.	105,707
5,650	MetLife, Inc.	269,336
7,758	Morgan Stanley	400,468
2,147	Navient Corp.	28,469
1,678	People’s United Financial, Inc.	30,691
2,018	PNC Financial Services Group, Inc. (The)	293,841
1,592	Principal Financial Group, Inc.	94,278
3,698	Prudential Financial, Inc.	393,171

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco S&P 500 Enhanced Value ETF (SPVU) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Financials (continued)
5,989	Regions Financial Corp.	$111,994
2,322	SunTrust Banks, Inc.	155,110
3,084	Synchrony Financial	102,296
1,528	Travelers Cos., Inc. (The)	201,085
1,484	Unum Group	71,796
17,094	Wells Fargo & Co.	888,204
1,261	XL Group Ltd. (Bermuda)	70,099
913	Zions Bancorporation	49,987

		9,980,858

	Health Care—14.1%
1,296	AmerisourceBergen Corp.	117,392
2,402	Anthem, Inc.	566,848
3,615	Cardinal Health, Inc.	231,974
1,978	Centene Corp.(b)	214,771
13,460	CVS Health Corp.	939,912
1,068	DaVita, Inc.(b)	67,060
1,124	Envision Healthcare Corp.(b)	41,779
7,554	Express Scripts Holding Co.(b)	571,838
1,175	Humana, Inc.	345,661
2,861	McKesson Corp.	446,917
755	Universal Health Services, Inc., Class B	86,221

		3,630,373

	Industrials—6.0%
1,124	Alaska Air Group, Inc.	72,981
4,021	American Airlines Group, Inc.	172,622
6,379	Delta Air Lines, Inc.	333,111
3,680	Eaton Corp. PLC	276,110
1,490	Fluor Corp.	87,836
965	Jacobs Engineering Group, Inc.	56,057
7,299	Johnson Controls International PLC	247,217
1,545	Quanta Services, Inc.(b)	50,213
3,439	United Continental Holdings, Inc.(b)	232,270

		1,528,417

	Information Technology—4.5%
6,639	Corning, Inc.	179,386
20,753	Hewlett Packard Enterprise Co.	353,838
9,308	Micron Technology, Inc.(b)	427,982
2,405	Western Digital Corp.	189,490

		1,150,696

	Materials—2.9%
1,090	Eastman Chemical Co.	111,267
2,326	LyondellBasell Industries NV, Class A	245,928
3,867	Mosaic Co. (The)	104,216
2,605	Nucor Corp.	160,520
2,075	WestRock Co.	122,757

		744,688

	Telecommunication Services—1.1%
15,048	CenturyLink, Inc.	279,592

	Utilities—2.4%
8,621	Exelon Corp.	342,081
4,932	PG&E Corp.	227,365

Number of Shares		Value
	Common Stocks (continued)
	Utilities (continued)
1,527	SCANA Corp.	$56,148

		625,594

	Total Investments in Securities (Cost $25,362,846)—100.0%	25,643,136
	Other assets less liabilities—0.0%	3,908

	Net Assets—100.0%	$25,647,044

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Financials	26.6
Industrials	21.5
Health Care	15.2
Information Technology	15.2
Materials	6.1
Consumer Staples	5.6
Consumer Discretionary	4.8
Energy	3.3
Real Estate	1.8
Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.1%
	Consumer Discretionary—4.8%
9,551	Home Depot, Inc. (The)	$1,765,025
11,115	McDonald’s Corp.	1,861,095
6,760	Mohawk Industries, Inc.(b)	1,418,789
14,482	Walt Disney Co. (The)	1,452,979
21,751	Yum! Brands, Inc.	1,894,512

		8,392,400

	Consumer Staples—5.6%
58,991	Coca-Cola Co. (The)	2,549,001
22,594	Colgate-Palmolive Co.	1,473,807
21,254	PepsiCo, Inc.	2,145,379
26,947	Procter & Gamble Co. (The)	1,949,346
26,047	Sysco Corp.	1,628,979

		9,746,512

	Energy—3.3%
13,975	Chevron Corp.	1,748,412
27,843	Exxon Mobil Corp.	2,164,793
16,673	Phillips 66	1,855,872

		5,769,077

	Financials—26.6%
40,037	Aflac, Inc.	1,824,486
18,984	Allstate Corp. (The)	1,857,015
19,920	American Express Co.	1,967,100
13,332	Aon PLC	1,899,410
26,030	Arthur J. Gallagher & Co.	1,821,840
28,496	Bank of New York Mellon Corp. (The)	1,553,317
10,987	Berkshire Hathaway, Inc., Class B(b)	2,128,512
3,049	BlackRock, Inc.	1,590,054
16,434	Cboe Global Markets, Inc.	1,754,823
11,909	Chubb Ltd.	1,615,694
20,593	Cincinnati Financial Corp.	1,448,512
9,861	CME Group, Inc.	1,554,882

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
30,961	Hartford Financial Services Group, Inc. (The)	$1,666,940
21,574	Intercontinental Exchange, Inc.	1,563,252
13,773	JPMorgan Chase & Co.	1,498,227
44,417	Loews Corp.	2,330,116
22,367	Marsh & McLennan Cos., Inc.	1,822,911
11,062	Moody’s Corp.	1,794,256
24,338	Nasdaq, Inc.	2,149,532
9,544	PNC Financial Services Group, Inc. (The)	1,389,702
30,855	Progressive Corp. (The)	1,860,248
9,829	S&P Global, Inc.	1,853,749
26,199	Torchmark Corp.	2,272,501
12,239	Travelers Cos., Inc. (The)	1,610,652
31,798	U.S. Bancorp	1,604,209
10,983	Willis Towers Watson PLC	1,631,085

		46,063,025

	Health Care—15.2%
28,696	Abbott Laboratories	1,668,098
21,894	Agilent Technologies, Inc.	1,439,312
26,867	Baxter International, Inc.	1,867,256
6,873	Becton, Dickinson and Co.	1,593,643
19,122	Danaher Corp.	1,918,319
14,629	Johnson & Johnson	1,850,422
8,724	Laboratory Corp. of America Holdings(b)	1,489,623
19,838	Medtronic PLC	1,589,619
26,483	Merck & Co., Inc.	1,559,054
20,086	PerkinElmer, Inc.	1,473,509
56,144	Pfizer, Inc.	2,055,432
15,674	Quest Diagnostics, Inc.	1,586,209
10,182	Stryker Corp.	1,725,034
7,190	Thermo Fisher Scientific, Inc.	1,512,417
6,955	UnitedHealth Group, Inc.	1,644,162
7,434	Waters Corp.(b)	1,400,640

		26,372,749

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials—21.5%
7,910	3M Co.	$1,537,625
24,907	A.O. Smith Corp.	1,528,044
25,342	AMETEK, Inc.	1,768,872
18,609	Eaton Corp. PLC	1,396,233
26,188	Fortune Brands Home & Security, Inc.	1,432,222
7,445	General Dynamics Corp.	1,498,753
10,406	Harris Corp.	1,627,707
14,935	Honeywell International, Inc.	2,160,796
10,806	Illinois Tool Works, Inc.	1,534,668
8,011	L3 Technologies, Inc.	1,569,195
5,880	Lockheed Martin Corp.	1,886,539
5,412	Northrop Grumman Corp.	1,742,880
21,817	Pentair PLC (United Kingdom)	1,467,848
9,035	Raytheon Co.	1,851,633
32,237	Republic Services, Inc.	2,085,089
6,778	Roper Technologies, Inc.	1,790,680
10,711	Stanley Black & Decker, Inc.	1,516,570
14,588	United Parcel Service, Inc., Class B	1,655,738
14,273	United Technologies Corp.	1,714,901
16,712	Verisk Analytics, Inc.(b)	1,778,992
26,076	Waste Management, Inc.	2,119,718
20,630	Xylem, Inc.	1,503,927

		37,168,630

	Information Technology—15.2%
11,850	Accenture PLC, Class A	1,791,720
23,280	Amphenol Corp., Class A	1,948,769
36,703	Cisco Systems, Inc.	1,625,576
21,164	Cognizant Technology Solutions Corp., Class A	1,731,638
21,498	Fidelity National Information Services, Inc.	2,041,665
28,311	Fiserv, Inc.(b)	2,006,117
13,608	Gartner, Inc.(b)	1,650,514
10,191	Mastercard, Inc., Class A	1,816,750
17,667	Microsoft Corp.	1,652,218
23,400	Paychex, Inc.	1,417,338
14,277	salesforce.com, inc.(b)	1,727,374
17,670	Synopsys, Inc.(b)	1,510,962
16,712	TE Connectivity Ltd.	1,533,326
15,593	VeriSign, Inc.(b)	1,830,930
15,659	Visa, Inc., Class A	1,986,814

		26,271,711

	Materials—6.1%
11,062	Air Products & Chemicals, Inc.	1,795,252
16,271	Eastman Chemical Co.	1,660,944
17,533	Ecolab, Inc.	2,538,252
10,469	International Flavors & Fragrances, Inc.	1,478,851
10,810	Praxair, Inc.	1,648,741
3,916	Sherwin-Williams Co. (The)	1,439,757

		10,561,797

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate—1.8%
22,141	Vornado Realty Trust REIT	$1,506,252
44,162	Weyerhaeuser Co. REIT	1,624,279

		3,130,531

	Total Investments in Securities (Cost $159,445,583)—100.1%	173,476,432
	Other assets less liabilities—(0.1)%	(156,668)

	Net Assets—100.0%	$173,319,764

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P 500® High Beta ETF (SPHB)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Information Technology	29.6
Financials	26.4
Industrials	14.2
Consumer Discretionary	8.7
Energy	7.7
Materials	7.6
Health Care	3.7
Utilities	1.1
Real Estate	1.0
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—8.7%
88,986	BorgWarner, Inc.	$4,354,975
64,976	Kohl’s Corp.	4,036,309
85,817	L Brands, Inc.	2,995,871
166,438	Macy’s, Inc.	5,171,229
19,492	Netflix, Inc.(b)	6,090,470
70,414	Norwegian Cruise Line Holdings Ltd.(b)	3,765,037
30,826	Royal Caribbean Cruises Ltd.	3,335,065
102,232	TripAdvisor, Inc.(b)	3,825,521
307,134	Under Armour, Inc., Class A(b)(c)	5,454,700

		39,029,177

	Energy—7.7%
113,600	Apache Corp.	4,651,920
110,985	Devon Energy Corp.	4,032,085
99,043	Hess Corp.	5,644,461
256,177	Marathon Oil Corp.	4,675,230
63,209	Marathon Petroleum Corp.	4,734,986
173,509	Newfield Exploration Co.(b)	5,170,568
161,635	Noble Energy, Inc.	5,468,112

		34,377,362

	Financials—26.4%
23,979	Affiliated Managers Group, Inc.	3,953,178
29,973	Ameriprise Financial, Inc.	4,202,514
155,735	Bank of America Corp.	4,659,591
7,649	BlackRock, Inc.	3,988,953
43,679	Capital One Financial Corp.	3,958,191
99,248	Charles Schwab Corp. (The)	5,526,129
51,788	Citigroup, Inc.	3,535,567
119,910	Citizens Financial Group, Inc.	4,975,066
49,863	Comerica, Inc.	4,716,042
91,225	E*TRADE Financial Corp.(b)	5,535,533
129,468	Fifth Third Bancorp	4,294,454
110,653	Franklin Resources, Inc.	3,722,367

Number of Shares		Value
	Common Stocks (continued)
	Financials (continued)
17,123	Goldman Sachs Group, Inc. (The)	$4,080,925
310,312	Huntington Bancshares, Inc.	4,626,752
153,083	Invesco Ltd.(d)	4,434,814
216,737	KeyCorp	4,317,401
61,038	Lincoln National Corp.	4,311,724
91,662	MetLife, Inc.	4,369,527
92,085	Morgan Stanley	4,753,428
285,866	Navient Corp.	3,790,583
68,236	Principal Financial Group, Inc.	4,040,936
38,771	Prudential Financial, Inc.	4,122,133
55,257	Raymond James Financial, Inc.	4,959,316
223,129	Regions Financial Corp.	4,172,512
64,552	SunTrust Banks, Inc.	4,312,074
138,315	Synchrony Financial	4,587,909
82,766	Zions Bancorporation	4,531,438

		118,479,057

	Health Care—3.7%
36,208	Alexion Pharmaceuticals, Inc.(b)	4,259,147
20,157	Align Technology, Inc.(b)	5,036,226
12,410	Biogen, Inc.(b)	3,395,376
26,323	Vertex Pharmaceuticals, Inc.(b)	4,031,631

		16,722,380

	Industrials—14.2%
71,289	Alaska Air Group, Inc.	4,628,795
101,938	American Airlines Group, Inc.	4,376,198
239,853	Arconic, Inc.	4,271,782
23,326	Cummins, Inc.	3,728,894
91,242	Delta Air Lines, Inc.	4,764,657
99,575	Flowserve Corp.	4,422,126
29,087	Norfolk Southern Corp.	4,173,112
60,353	PACCAR, Inc.	3,842,676
22,100	Parker-Hannifin Corp.	3,638,102

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco S&P 500® High Beta ETF (SPHB) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Industrials (continued)
121,579	Quanta Services, Inc.(b)	$3,951,317
22,535	Rockwell Automation, Inc.	3,707,684
70,124	Southwest Airlines Co.	3,704,651
69,403	Textron, Inc.	4,312,702
77,931	United Continental Holdings, Inc.(b)	5,263,460
34,030	United Rentals, Inc.(b)	5,104,500

		63,890,656

	Information Technology—29.6%
77,942	Activision Blizzard, Inc.	5,171,452
20,407	Adobe Systems, Inc.(b)	4,522,191
594,455	Advanced Micro Devices, Inc.(b)(c)	6,467,670
19,034	Alliance Data Systems Corp.	3,864,854
24,396	Apple, Inc.	4,031,683
124,103	Applied Materials, Inc.	6,164,196
52,257	Autodesk, Inc.(b)	6,579,156
19,222	Broadcom, Inc.	4,409,911
44,980	Citrix Systems, Inc.(b)	4,628,892
155,604	Corning, Inc.	4,204,420
31,960	Electronic Arts, Inc.(b)	3,770,641
88,097	Intel Corp.	4,547,567
47,871	KLA-Tencor Corp.	4,870,396
33,880	Lam Research Corp.	6,269,833
60,817	Microchip Technology, Inc.	5,087,950
131,616	Micron Technology, Inc.(b)	6,051,704
87,170	NetApp, Inc.	5,803,779
26,793	NVIDIA Corp.	6,025,746
56,540	PayPal Holdings, Inc.(b)	4,218,449
58,474	Qorvo, Inc.(b)	3,941,148
32,574	Red Hat, Inc.(b)	5,311,516
98,064	Seagate Technology PLC	5,676,925
49,028	Skyworks Solutions, Inc.	4,253,669
151,244	Symantec Corp.	4,203,071
42,371	TE Connectivity Ltd.	3,887,539
44,943	Texas Instruments, Inc.	4,558,568
51,599	Western Digital Corp.	4,065,485

		132,588,411

	Materials—7.6%
35,542	Albemarle Corp.	3,446,152
124,361	CF Industries Holdings, Inc.	4,825,207
40,868	Eastman Chemical Co.	4,171,805
284,865	Freeport-McMoRan, Inc.	4,332,797
19,283	Martin Marietta Materials, Inc.	3,755,750
177,670	Mosaic Co. (The)	4,788,207
79,556	Nucor Corp.	4,902,241
68,102	WestRock Co.	4,028,914

		34,251,073

	Real Estate—1.0%
94,450	CBRE Group, Inc., Class A(b)	4,279,530

	Utilities—1.1%
160,340	NRG Energy, Inc.	4,970,540

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $455,725,709)—100.0%	448,588,186

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.2%
9,721,631	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(e)(f) (Cost $9,721,631)	$9,721,631

	Total Investments in Securities (Cost $465,447,340)—102.2%	458,309,817
	Other assets less liabilities—(2.2)%	(9,670,773)

	Net Assets—100.0%	$448,639,044

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2018.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Utilities	21.9
Real Estate	20.3
Consumer Staples	13.8
Energy	9.4
Information Technology	7.0
Consumer Discretionary	6.0
Industrials	5.2
Financials	4.8
Telecommunication Services	4.7
Health Care	3.8
Materials	3.1
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Consumer Discretionary—6.0%
5,792,609	Ford Motor Co.	$65,108,925
776,880	Garmin Ltd.	45,579,550
1,223,162	General Motors Co.	44,938,972

		155,627,447

	Consumer Staples—13.8%
724,010	Altria Group, Inc.	40,624,201
1,083,065	Archer-Daniels-Midland Co.	49,149,490
982,404	Coca-Cola Co. (The)	42,449,677
798,116	General Mills, Inc.	34,909,594
675,004	Kellogg Co.	39,757,735
391,264	Kimberly-Clark Corp.	40,511,474
574,663	Kraft Heinz Co. (The)	32,399,500
526,026	Philip Morris International, Inc.	43,134,132
491,620	Procter & Gamble Co. (The)	35,563,791

		358,499,594

	Energy—9.4%
382,567	Chevron Corp.	47,862,957
601,943	Exxon Mobil Corp.	46,801,068
778,214	Occidental Petroleum Corp.	60,124,814
552,974	Schlumberger Ltd.	37,911,898
454,380	Valero Energy Corp.	50,404,373

		243,105,110

	Financials—4.8%
1,218,953	Invesco Ltd.(b)	35,313,068
852,103	MetLife, Inc.	40,619,751
2,678,645	People’s United Financial, Inc.	48,992,417

		124,925,236

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care—3.8%
798,482	Merck & Co., Inc.	$47,006,635
1,390,128	Pfizer, Inc.	50,892,586

		97,899,221

	Industrials—5.2%
523,605	Eaton Corp. PLC	39,286,083
4,255,021	General Electric Co.	59,868,145
308,233	United Parcel Service, Inc., Class B	34,984,446

		134,138,674

	Information Technology—7.0%
1,019,131	Cisco Systems, Inc.	45,137,312
338,707	International Business Machines Corp.	49,098,967
603,955	Paychex, Inc.	36,581,554
2,606,788	Western Union Co. (The)	51,484,063

		182,301,896

	Materials—3.1%
735,566	International Paper Co.	37,925,783
394,075	LyondellBasell Industries NV, Class A	41,665,550

		79,591,333

	Real Estate—20.3%
3,406,866	HCP, Inc. REIT	79,584,390
2,750,321	Host Hotels & Resorts, Inc. REIT	53,796,279
2,349,100	Iron Mountain, Inc. REIT	79,728,454
285,310	Public Storage REIT	57,569,852
1,197,019	Realty Income Corp. REIT	60,461,430
364,161	Simon Property Group, Inc. REIT	56,932,931
1,349,520	Ventas, Inc. REIT	69,392,318
1,310,006	Welltower, Inc. REIT	70,006,720

		527,472,374

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Telecommunication Services—4.7%
1,979,045	AT&T, Inc.	$64,714,771
1,175,934	Verizon Communications, Inc.	58,032,343

		122,747,114

	Utilities—21.9%
5,771,410	AES Corp. (The)	70,642,058
1,947,853	CenterPoint Energy, Inc.	49,339,117
721,803	Dominion Energy, Inc.	48,043,208
780,640	Duke Energy Corp.	62,576,102
831,297	Edison International	54,466,579
814,728	Entergy Corp.	66,473,658
2,197,864	FirstEnergy Corp.	75,606,522
2,318,163	PPL Corp.	67,458,543
1,576,794	Southern Co. (The)	72,721,739

		567,327,526

	Total Investments in Securities (Cost $2,755,155,821)—100.0%	2,593,635,525
	Other assets less liabilities—0.0%	1,217,034

	Net Assets—100.0%	$2,594,852,559

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco S&P 500® Low Volatility ETF (SPLV)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Utilities	23.8
Financials	20.0
Industrials	16.0
Information Technology	9.0
Real Estate	8.6
Consumer Staples	7.7
Health Care	5.9
Consumer Discretionary	3.7
Materials	3.2
Energy	2.1
Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Consumer Discretionary—3.7%
355,671	Home Depot, Inc. (The)	$65,728,001
414,056	McDonald’s Corp.	69,329,537
252,940	Mohawk Industries, Inc.(b)	53,087,047
810,265	Yum! Brands, Inc.	70,574,081

		258,718,666

	Consumer Staples—7.7%
1,229,656	Church & Dwight Co., Inc.	56,810,107
468,302	Clorox Co. (The)	54,884,995
2,199,353	Coca-Cola Co. (The)	95,034,043
841,090	Colgate-Palmolive Co.	54,864,301
656,620	Hershey Co. (The)	60,369,643
526,496	Kimberly-Clark Corp.	54,513,396
792,747	PepsiCo, Inc.	80,019,882
1,004,801	Procter & Gamble Co. (The)	72,687,304

		529,183,671

	Energy—2.1%
520,251	Chevron Corp.	65,088,603
1,038,123	Exxon Mobil Corp.	80,714,063

		145,802,666

	Financials—20.0%
1,497,640	Aflac, Inc.	68,247,455
707,165	Allstate Corp. (The)	69,174,880
742,388	American Express Co.	73,310,815
496,817	Aon PLC	70,781,518
973,949	Arthur J. Gallagher & Co.	68,166,691
409,712	Berkshire Hathaway, Inc., Class B(b)	79,373,506
114,034	BlackRock, Inc.	59,468,731
612,302	Cboe Global Markets, Inc.	65,381,608
445,671	Chubb Ltd.	60,464,185

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
1,158,730	Hartford Financial Services Group, Inc. (The)	$62,386,023
1,656,285	Loews Corp.	86,888,711
833,449	Marsh & McLennan Cos., Inc.	67,926,093
412,229	Moody’s Corp.	66,863,544
907,092	Nasdaq, Inc.	80,114,365
1,149,454	Progressive Corp. (The)	69,300,582
367,674	S&P Global, Inc.	69,343,316
977,097	Torchmark Corp.	84,753,394
455,744	Travelers Cos., Inc. (The)	59,975,910
1,190,080	U.S. Bancorp	60,039,536
408,873	Willis Towers Watson PLC	60,721,729

		1,382,682,592

	Health Care—5.9%
1,068,488	Abbott Laboratories	62,111,207
1,000,381	Baxter International, Inc.	69,526,479
712,505	Danaher Corp.	71,478,502
545,265	Johnson & Johnson	68,970,570
742,429	Medtronic PLC	59,490,836
2,092,895	Pfizer, Inc.	76,620,886

		408,198,480

	Industrials—16.0%
294,783	3M Co.	57,302,867
944,481	AMETEK, Inc.	65,924,774
922,276	Fortive Corp.	64,845,226
980,186	Fortune Brands Home & Security, Inc.	53,606,372
278,411	General Dynamics Corp.	56,046,918
389,050	Harris Corp.	60,855,201
557,017	Honeywell International, Inc.	80,589,220
402,415	Illinois Tool Works, Inc.	57,150,978

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco S&P 500® Low Volatility ETF (SPLV) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
298,376	L3 Technologies, Inc.	$58,445,891
219,240	Lockheed Martin Corp.	70,340,962
202,231	Northrop Grumman Corp.	65,126,471
336,745	Raytheon Co.	69,012,520
1,201,810	Republic Services, Inc.	77,733,071
252,517	Roper Technologies, Inc.	66,712,466
398,834	Stanley Black & Decker, Inc.	56,470,906
531,806	United Technologies Corp.	63,896,491
972,383	Waste Management, Inc.	79,045,014

		1,103,105,348

	Information Technology—9.0%
441,605	Accenture PLC, Class A	66,770,676
867,936	Amphenol Corp., Class A	72,654,923
788,055	Cognizant Technology Solutions Corp., Class A	64,478,660
801,433	Fidelity National Information Services, Inc.	76,112,092
1,055,318	Fiserv, Inc.(b)	74,779,833
380,981	Mastercard, Inc., Class A	67,917,483
622,183	TE Connectivity Ltd.	57,085,290
581,095	VeriSign, Inc.(b)	68,232,175
583,604	Visa, Inc., Class A	74,047,676

		622,078,808

	Materials—3.2%
411,948	Air Products & Chemicals, Inc.	66,855,041
653,870	Ecolab, Inc.	94,660,760
404,569	Praxair, Inc.	61,704,864

		223,220,665

	Real Estate—8.6%
543,782	Alexandria Real Estate Equities, Inc. REIT	67,738,924
1,585,564	Apartment Investment & Management Co., Class A REIT	64,373,898
419,293	AvalonBay Communities, Inc. REIT	68,344,759
2,383,585	Duke Realty Corp. REIT	64,595,154
1,261,379	Equity Residential REIT	77,839,698
265,488	Essex Property Trust, Inc. REIT	63,634,819
674,870	Mid-America Apartment Communities, Inc. REIT	61,723,610
1,908,129	UDR, Inc. REIT	68,978,863
1,066,626	Welltower, Inc. REIT	57,000,493

		594,230,218

	Utilities—23.8%
1,800,076	Alliant Energy Corp.	77,313,264
1,282,677	Ameren Corp.	75,190,526
1,180,514	American Electric Power Co., Inc.	82,612,370
808,599	American Water Works Co., Inc.	70,008,501
2,591,664	CenterPoint Energy, Inc.	65,646,849
1,793,634	CMS Energy Corp.	84,641,588
987,200	Consolidated Edison, Inc.	79,104,336
859,905	Dominion Energy, Inc.	57,235,277
760,483	DTE Energy Co.	80,154,908
1,054,220	Duke Energy Corp.	84,506,275
858,115	Entergy Corp.	70,013,603
1,203,279	Eversource Energy	72,497,560
1,712,931	Exelon Corp.	67,969,102

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Utilities (continued)
485,623	NextEra Energy, Inc.	$79,598,466
2,737,734	NiSource, Inc.	66,773,332
973,039	Pinnacle West Capital Corp.	78,329,640
2,374,249	PPL Corp.	69,090,646
1,435,838	Public Service Enterprise Group, Inc.	74,878,952
619,266	Sempra Energy	69,233,939
1,546,408	Southern Co. (The)	71,320,337
1,220,343	WEC Energy Group, Inc.	78,443,648
1,823,310	Xcel Energy, Inc.	85,403,840

		1,639,966,959

	Total Investments in Securities (Cost $6,589,029,412)—100.0%	6,907,188,073
	Other assets less liabilities—(0.0)%	(1,661,984)

	Net Assets—100.0%	$6,905,526,089

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco S&P 500 Minimum Variance ETF (SPMV)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Information Technology	19.5
Health Care	15.9
Consumer Discretionary	14.0
Consumer Staples	12.1
Financials	11.5
Industrials	9.9
Utilities	8.5
Telecommunication Services	4.3
Real Estate	2.3
Materials	1.5
Energy	0.5
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Consumer Discretionary—14.0%
14	Amazon.com, Inc.(b)	$21,926
26	Home Depot, Inc. (The)	4,805
90	Michael Kors Holdings Ltd.(b)	6,158
74	Mohawk Industries, Inc.(b)	15,531
422	NIKE, Inc., Class B	28,861
8	PVH Corp.	1,277
43	Ralph Lauren Corp., Class A	4,723
52	Ross Stores, Inc.	4,204
474	Starbucks Corp.	27,288
314	Tapestry, Inc.	16,884
121	TJX Cos., Inc. (The)	10,267
217	Under Armour, Inc., Class A(b)	3,854
380	VF Corp.	30,731
135	Yum! Brands, Inc.	11,758

		188,267

	Consumer Staples—12.1%
224	Campbell Soup Co.	9,135
268	Coca-Cola Co. (The)	11,580
209	Colgate-Palmolive Co.	13,633
443	Conagra Brands, Inc.	16,422
49	Dr Pepper Snapple Group, Inc.	5,878
461	General Mills, Inc.	20,164
309	Hormel Foods Corp.	11,201
133	JM Smucker Co. (The)	15,173
53	Kellogg Co.	3,122
131	McCormick & Co., Inc.	13,809
143	Monster Beverage Corp.(b)	7,865
217	Procter & Gamble Co. (The)	15,698
275	Tyson Foods, Inc., Class A	19,277

		162,957

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy—0.5%
74	EQT Corp.	$3,714
9	Exxon Mobil Corp.	700
159	Range Resources Corp.	2,202

		6,616

	Financials—11.5%
99	Aon PLC	14,104
418	Bank of America Corp.	12,507
131	Berkshire Hathaway, Inc., Class B(b)	25,379
8	Chubb Ltd.	1,085
127	Citigroup, Inc.	8,670
157	JPMorgan Chase & Co.	17,078
306	Marsh & McLennan Cos., Inc.	24,939
142	Progressive Corp. (The)	8,561
196	Travelers Cos., Inc. (The)	25,794
311	Wells Fargo & Co.	16,160

		154,277

	Health Care—15.9%
49	Allergan PLC	7,529
117	Becton, Dickinson and Co.	27,129
12	Celgene Corp.(b)	1,045
348	Cerner Corp.(b)	20,271
65	Cigna Corp.	11,168
51	Edwards Lifesciences Corp.(b)	6,495
131	Envision Healthcare Corp.(b)	4,869
190	Express Scripts Holding Co.(b)	14,383
27	HCA Healthcare, Inc.	2,585
183	Henry Schein, Inc.(b)	13,908
6	Humana, Inc.	1,765
209	Johnson & Johnson	26,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco S&P 500 Minimum Variance ETF (SPMV) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
142	Medtronic PLC	$11,379
168	Stryker Corp.	28,463
124	UnitedHealth Group, Inc.	29,314
65	Universal Health Services, Inc., Class B	7,423

		214,162

	Industrials—9.9%
39	Boeing Co. (The)	13,009
56	Cintas Corp.	9,537
47	General Electric Co.	661
82	Lockheed Martin Corp.	26,309
267	Republic Services, Inc.	17,269
126	Rockwell Collins, Inc.	16,700
100	Stericycle, Inc.(b)	5,871
147	United Technologies Corp.	17,662
321	Waste Management, Inc.	26,094

		133,112

	Information Technology—19.5%
61	Accenture PLC, Class A	9,223
87	Adobe Systems, Inc.(b)	19,279
24	Alphabet, Inc., Class C(b)	24,416
150	Analog Devices, Inc.	13,102
118	Apple, Inc.	19,501
23	Applied Materials, Inc.	1,142
55	Automatic Data Processing, Inc.	6,494
347	Cisco Systems, Inc.	15,369
120	Facebook, Inc., Class A(b)	20,640
19	Global Payments, Inc.	2,148
536	Intel Corp.	27,668
37	International Business Machines Corp.	5,364
95	Intuit, Inc.	17,555
54	Micron Technology, Inc.(b)	2,483
273	Microsoft Corp.	25,531
25	NVIDIA Corp.	5,623
13	Oracle Corp.	594
404	QUALCOMM, Inc.	20,608
251	Texas Instruments, Inc.	25,459
9	Xilinx, Inc.	578

		262,777

	Materials—1.5%
506	Newmont Mining Corp.	19,881

	Real Estate—2.3%
6	AvalonBay Communities, Inc. REIT	978
217	Crown Castle International Corp. REIT	21,889
43	Public Storage REIT	8,676

		31,543

	Telecommunication Services—4.3%
755	AT&T, Inc.	24,689
705	CenturyLink, Inc.	13,099
401	Verizon Communications, Inc.	19,789

		57,577

	Utilities—8.5%
292	Ameren Corp.	17,117
35	American Electric Power Co., Inc.	2,449

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Utilities (continued)
23	Consolidated Edison, Inc.	$1,843
194	Dominion Energy, Inc.	12,913
13	DTE Energy Co.	1,370
34	Edison International	2,228
112	Eversource Energy	6,748
13	NextEra Energy, Inc.	2,131
300	PG&E Corp.	13,830
529	Public Service Enterprise Group, Inc.	27,587
17	Sempra Energy	1,900
473	Southern Co. (The)	21,815
28	WEC Energy Group, Inc.	1,800

		113,731

	Total Investments in Securities (Cost $1,274,987)—100.0%	1,344,900
	Other assets less liabilities—0.0%	554

	Net Assets—100.0%	$1,345,454

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco S&P 500 Momentum ETF (SPMO)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Information Technology	38.0
Consumer Discretionary	17.0
Industrials	14.1
Financials	14.1
Health Care	11.5
Consumer Staples	3.1
Real Estate	1.0
Materials	0.6
Energy	0.5
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Consumer Discretionary—17.0%
1,780	Amazon.com, Inc.(b)	$2,787,711
918	Aptiv PLC	77,644
1,498	D.R. Horton, Inc.	66,122
793	Hilton Worldwide Holdings, Inc.	62,520
5,295	Home Depot, Inc. (The)	978,516
1,639	Marriott International, Inc., Class A	224,019
3,184	McDonald’s Corp.	533,129
1,617	Netflix, Inc.(b)	505,248
888	PulteGroup, Inc.	26,960
287	PVH Corp.	45,825
1,327	VF Corp.	107,314
375	Wyndham Worldwide Corp.	42,829

		5,457,837

	Consumer Staples—3.1%
866	Brown-Forman Corp., Class B	48,531
634	Constellation Brands, Inc., Class A	147,804
1,025	Estee Lauder Cos., Inc. (The), Class A	151,792
1,491	Monster Beverage Corp.(b)	82,005
6,269	Walmart, Inc.	554,556

		984,688

	Energy—0.5%
1,602	Valero Energy Corp.	177,710

	Financials—14.1%
1,062	Allstate Corp. (The)	103,885
2,199	American Express Co.	217,151
485	Ameriprise Financial, Inc.	68,002
6,620	Berkshire Hathaway, Inc., Class B(b)	1,282,492
553	BlackRock, Inc.	288,389
721	Cboe Global Markets, Inc.	76,988
8,006	Citigroup, Inc.	546,570

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
10,750	JPMorgan Chase & Co.	$1,169,385
850	Moody’s Corp.	137,870
2,310	Progressive Corp. (The)	139,270
1,206	S&P Global, Inc.	227,452
1,292	State Street Corp.	128,916
1,191	T. Rowe Price Group, Inc.	135,560

		4,521,930

	Health Care—11.5%
7,666	Abbott Laboratories	445,625
7,635	AbbVie, Inc.	737,159
1,265	Agilent Technologies, Inc.	83,161
469	Align Technology, Inc.(b)	117,180
1,043	Anthem, Inc.	246,138
2,305	Baxter International, Inc.	160,197
555	Centene Corp.(b)	60,262
598	Intuitive Surgical, Inc.(b)	263,586
108	Mettler-Toledo International, Inc.(b)	60,472
1,081	Nektar Therapeutics, Class A(b)	90,436
432	PerkinElmer, Inc.	31,692
1,438	Thermo Fisher Scientific, Inc.	302,483
3,729	UnitedHealth Group, Inc.	881,536
364	Varian Medical Systems, Inc.(b)	42,075
308	Waters Corp.(b)	58,030
1,604	Zoetis, Inc.	133,902

		3,713,934

	Industrials—14.1%
2,594	3M Co.	504,248
1,101	AMETEK, Inc.	76,850
3,725	Boeing Co. (The)	1,242,511
2,695	Caterpillar, Inc.	389,050
283	Cintas Corp.	48,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco S&P 500 Momentum ETF (SPMO) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
1,335	Deere & Co.	$180,666
1,094	Fortive Corp.	76,919
564	Harris Corp.	88,221
3,254	Honeywell International, Inc.	470,789
1,083	Illinois Tool Works, Inc.	153,808
1,158	Lockheed Martin Corp.	371,533
834	Northrop Grumman Corp.	268,581
393	Parker-Hannifin Corp.	64,696
1,320	Raytheon Co.	270,521
448	Roper Technologies, Inc.	118,357
157	TransDigm Group, Inc.	50,329
1,312	Waste Management, Inc.	106,652
665	Xylem, Inc.	48,478

		4,530,404

	Information Technology—38.0%
2,591	Accenture PLC, Class A	391,759
2,535	Activision Blizzard, Inc.	168,197
2,086	Adobe Systems, Inc.(b)	462,258
1,079	Alphabet, Inc., Class A(b)	1,099,048
1,153	Alphabet, Inc., Class C(b)	1,172,981
1,210	Amphenol Corp., Class A	101,289
379	ANSYS, Inc.(b)	61,269
1,219	Cadence Design Systems, Inc.(b)	48,833
2,430	Cognizant Technology Solutions Corp., Class A	198,823
937	DXC Technology Co.	96,567
7,204	Facebook, Inc., Class A(b)	1,239,088
1,080	Fidelity National Information Services, Inc.	102,568
292	Gartner, Inc.(b)	35,417
5,956	HP, Inc.	127,994
199	IPG Photonics Corp.(b)	42,393
485	Lam Research Corp.	89,754
4,857	Mastercard, Inc., Class A	865,857
31,444	Microsoft Corp.	2,940,643
810	NetApp, Inc.	53,930
2,335	NVIDIA Corp.	525,141
7,090	PayPal Holdings, Inc.(b)	528,985
761	Red Hat, Inc.(b)	124,089
2,395	salesforce.com, inc.(b)	289,771
544	Synopsys, Inc.(b)	46,517
611	Take-Two Interactive Software, Inc.(b)	60,923
1,193	TE Connectivity Ltd.	109,458
915	Total System Services, Inc.	76,915
321	VeriSign, Inc.(b)	37,692
8,743	Visa, Inc., Class A	1,109,312

		12,207,471

	Materials—0.6%
451	Avery Dennison Corp.	47,269
971	Praxair, Inc.	148,097

		195,366

	Real Estate—1.0%
1,498	American Tower Corp. REIT	204,267
972	CBRE Group, Inc., Class A(b)	44,041

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
506	SBA Communications Corp. REIT(b)	$81,077

		329,385

	Total Common Stocks & Other Equity Interests (Cost $32,679,819)	32,118,725

	Money Market Fund—0.1%
17,416	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(c) (Cost $17,416)	17,416

	Total Investments in Securities (Cost $32,697,235)—100.0%	32,136,141
	Other assets less liabilities—0.0%	11,250

	Net Assets—100.0%	$32,147,391

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco S&P 500 Value with Momentum ETF (SPVM)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Financials	45.0
Consumer Discretionary	9.2
Industrials	9.1
Utilities	7.9
Health Care	7.1
Information Technology	6.7
Materials	6.6
Energy	3.8
Consumer Staples	2.9
Real Estate	1.6
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Consumer Discretionary—9.2%
663	Best Buy Co., Inc.	$50,739
437	CarMax, Inc.(b)	27,312
363	Carnival Corp.	22,891
512	D.R. Horton, Inc.	22,600
1,194	General Motors Co.	43,868
476	Lennar Corp., Class A	25,176
439	Norwegian Cruise Line Holdings Ltd.(b)	23,473
836	PulteGroup, Inc.	25,381
174	Royal Caribbean Cruises Ltd.	18,825

		260,265

	Consumer Staples—2.9%
134	Costco Wholesale Corp.	26,419
455	Sysco Corp.	28,456
317	Walmart, Inc.	28,042

		82,917

	Energy—3.8%
626	Marathon Petroleum Corp.	46,893
543	Valero Energy Corp.	60,235

		107,128

	Financials—45.0%
796	Aflac, Inc.	36,274
347	Allstate Corp. (The)	33,943
128	Ameriprise Financial, Inc.	17,947
377	Assurant, Inc.	34,993
1,141	Bank of America Corp.	34,139
515	Bank of New York Mellon Corp. (The)	28,073
544	BB&T Corp.	28,723
131	Berkshire Hathaway, Inc., Class B(b)	25,379
198	Chubb Ltd.	26,863

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
517	Citigroup, Inc.	$35,296
864	Citizens Financial Group, Inc.	35,847
271	Comerica, Inc.	25,631
351	Discover Financial Services	25,009
1,110	Fifth Third Bancorp	36,819
142	Goldman Sachs Group, Inc. (The)	33,843
577	Hartford Financial Services Group, Inc. (The)	31,066
1,764	Huntington Bancshares, Inc.	26,301
720	Invesco Ltd.(c)	20,858
266	JPMorgan Chase & Co.	28,935
1,475	KeyCorp	29,382
1,889	Leucadia National Corp.	45,411
603	Lincoln National Corp.	42,596
861	Loews Corp.	45,168
136	M&T Bank Corp.	24,789
594	MetLife, Inc.	28,316
643	Morgan Stanley	33,192
1,552	People’s United Financial, Inc.	28,386
181	PNC Financial Services Group, Inc. (The)	26,355
508	Principal Financial Group, Inc.	30,084
408	Progressive Corp. (The)	24,598
452	Prudential Financial, Inc.	48,057
257	Raymond James Financial, Inc.	23,066
1,835	Regions Financial Corp.	34,314
260	State Street Corp.	25,943
477	SunTrust Banks, Inc.	31,864
265	Torchmark Corp.	22,986
247	Travelers Cos., Inc. (The)	32,505
407	U.S. Bancorp	20,533
703	Unum Group	34,011

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco S&P 500 Value with Momentum ETF (SPVM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
758	XL Group Ltd. (Bermuda)	$42,137
552	Zions Bancorporation	30,222

		1,269,854

	Health Care—7.1%
114	Aetna, Inc.	20,412
149	Anthem, Inc.	35,162
431	Centene Corp.(b)	46,798
100	Cigna Corp.	17,182
119	Humana, Inc.	35,007
139	Laboratory Corp. of America Holdings(b)	23,734
89	UnitedHealth Group, Inc.	21,040

		199,335

	Industrials—9.1%
138	Cummins, Inc.	22,061
409	Eaton Corp. PLC	30,687
100	FedEx Corp.	24,720
233	Ingersoll-Rand PLC	19,546
101	L3 Technologies, Inc.	19,784
338	PACCAR, Inc.	21,520
278	Pentair PLC (United Kingdom)	18,704
1,037	Quanta Services, Inc.(b)	33,702
331	Southwest Airlines Co.	17,487
468	Textron, Inc.	29,082
177	United Technologies Corp.	21,267

		258,560

	Information Technology—6.7%
876	Corning, Inc.	23,670
204	DXC Technology Co.	21,024
739	eBay, Inc.(b)	27,993
1,178	HP, Inc.	25,315
470	Intel Corp.	24,262
760	Micron Technology, Inc.(b)	34,945
399	Western Digital Corp.	31,437

		188,646

	Materials—6.6%
139	Air Products & Chemicals, Inc.	22,558
331	DowDuPont, Inc.	20,932
314	Eastman Chemical Co.	32,053
360	International Paper Co.	18,562
262	LyondellBasell Industries NV, Class A	27,701
546	Nucor Corp.	33,645
504	WestRock Co.	29,817

		185,268

	Real Estate—1.6%
556	CBRE Group, Inc., Class A(b)	25,192
1,042	Host Hotels & Resorts, Inc. REIT	20,382

		45,574

	Utilities—7.9%
320	Ameren Corp.	18,758
290	American Electric Power Co., Inc.	20,294
702	CenterPoint Energy, Inc.	17,782
266	Consolidated Edison, Inc.	21,315
204	DTE Energy Co.	21,502

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Utilities (continued)
267	Duke Energy Corp.	$21,403
344	Edison International	22,539
354	Eversource Energy	21,328
737	NiSource, Inc.	17,975
250	Pinnacle West Capital Corp.	20,125
408	Xcel Energy, Inc.	19,111

		222,132

	Total Common Stocks & Other Equity Interests (Cost $2,782,335)	2,819,679

	Money Market Fund—0.1%
1,449	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(d) (Cost $1,449)	1,449

	Total Investments in Securities (Cost $2,783,784)—100.0%	2,821,128
	Other assets less liabilities—0.0%	1,094

	Net Assets—100.0%	$2,822,222

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco S&P Emerging Markets Low Volatility ETF (EELV)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Financials	33.6
Consumer Staples	13.0
Telecommunication Services	9.7
Industrials	9.2
Materials	7.0
Utilities	6.9
Information Technology	6.1
Energy	4.9
Consumer Discretionary	3.8
Real Estate	3.6
Health Care	2.1
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Brazil—1.9%
520,807	Ambev SA	$3,483,794
267,590	Engie Brasil Energia SA	2,838,018
251,800	Hypera SA	2,274,192
201,400	Telefonica Brasil SA (Preference Shares)	2,837,628
132,814	Ultrapar Participacoes SA	2,301,977

		13,735,609

	Chile—3.4%
18,838,313	Banco de Chile	3,119,291
35,100,879	Banco Santander Chile	2,921,822
1,000,716	Cencosud SA	2,980,456
218,811	Cia Cervecerias Unidas SA	3,036,569
13,124,663	Enel Americas SA	3,005,894
25,068,728	Enel Chile SA	3,129,698
286,599,771	Itau CorpBanca	2,937,587
335,686	S.A.C.I. Falabella	3,258,138

		24,389,455

	China—10.1%
5,136,579	Agricultural Bank of China Ltd., H-Shares	2,919,013
5,345,189	Bank of China Ltd., H-Shares	2,928,591
4,247,517	Bank of Communications Co. Ltd., H-Shares	3,496,188
13,391,684	CGN Power Co. Ltd., H-Shares(a)	3,668,604
2,672,547	China Communications Construction Co. Ltd., H-Shares	3,098,803
1,965,451	China Everbright International Ltd.	2,774,784
5,020,205	China Huishan Dairy Holdings Co. Ltd.(b)(c)	0
4,259,179	China Longyuan Power Group Corp., H-Shares	4,211,287

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
2,433,935	China Merchants Securities Co. Ltd., H-Shares(a)	$3,423,775
461,961	China Mobile Ltd.	4,426,397
3,724,244	China Petroleum & Chemical Corp. (Sinopec), H-Shares	3,639,659
3,241,467	China Railway Construction Corp. Ltd., H-Shares	3,853,456
4,792,259	China Railway Group Ltd., H-Shares	3,852,981
15,989,005	China Reinsurance Group Corp., H-Shares	3,381,868
8,871,363	China Telecom Corp. Ltd., H-Shares	4,340,590
2,411,998	CITIC Ltd.	3,700,246
2,026,614	CNOOC Ltd.	3,398,240
1,545,029	GF Securities Co. Ltd., H-Shares	2,744,268
2,089,256	Haitong Securities Co. Ltd., H-Shares	2,875,031
2,083,385	Jiangsu Expressway Co. Ltd., H-Shares	2,866,952
4,394,191	PetroChina Co. Ltd., H-Shares	3,241,788
692,694	Sinopharm Group Co. Ltd., H-Shares	2,921,437

		71,763,958

	Colombia—0.5%
268,533	Bancolombia SA (Preference Shares)	3,183,517

	Czech Republic—1.7%
167,808	CEZ AS	4,301,670
93,553	Komercni banka AS	4,048,592
971,896	Moneta Money Bank AS(a)	3,507,273

		11,857,535

	Egypt—0.5%
691,294	Commercial International Bank Egypt SAE	3,678,148

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco S&P Emerging Markets Low Volatility ETF (EELV) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Greece—1.3%
219,540	Hellenic Telecommunications Organization SA	$3,196,239
258,624	Mytilineos Holdings SA(b)	3,124,694
262,760	OPAP SA	3,152,442

		9,473,375

	Hungary—1.2%
248,369	MOL Hungarian Oil & Gas PLC	2,873,488
63,422	OTP Bank Nyrt	2,774,196
125,492	Richter Gedeon Nyrt	2,541,499

		8,189,183

	India—1.2%
31,862	HDFC Bank Ltd. ADR	3,052,698
166,219	Infosys Ltd. ADR	2,937,090
504,491	Wipro Ltd. ADR(d)	2,411,467

		8,401,255

	Indonesia—2.5%
1,924,992	PT Bank Central Asia Tbk	3,057,849
4,924,398	PT Bank Mandiri Persero Tbk	2,521,929
4,878,221	PT Indofood CBP Sukses Makmur Tbk	3,041,766
6,352,046	PT Indofood Sukses Makmur Tbk	3,184,584
9,755,824	PT Telekomunikasi Indonesia Persero Tbk	2,685,700
945,936	PT Unilever Indonesia Tbk	3,151,420

		17,643,248

	Malaysia—14.0%
2,353,400	Axiata Group Bhd	3,179,054
1,774,450	Bursa Malaysia Bhd	3,265,332
1,713,895	CIMB Group Holdings Bhd	3,145,162
3,109,463	DiGi.com Bhd	3,669,380
633,700	Fraser & Neave Holdings Bhd	5,808,042
2,779,489	Gamuda Bhd	3,641,283
1,356,600	Genting Bhd	3,087,661
637,700	Hong Leong Bank Bhd	3,088,136
2,566,347	IHH Healthcare Bhd	3,976,906
3,480,500	IOI Corp. Bhd	4,249,164
1,252,278	Kuala Lumpur Kepong Bhd	8,132,546
2,126,292	Malayan Banking Bhd	5,842,087
1,278,000	Malaysia Airports Holdings Bhd	2,934,823
3,445,374	Maxis Bhd	5,119,544
2,255,500	MISC Bhd	4,116,065
123,300	Nestle Malaysia Bhd	4,336,791
2,163,145	Petronas Chemicals Group Bhd	4,658,742
532,800	Petronas Dagangan Bhd	3,666,522
1,254,500	PPB Group Bhd	6,151,798
1,339,724	Public Bank Bhd	8,126,783
2,450,333	Telekom Malaysia Bhd	3,309,995
1,604,772	Tenaga Nasional Bhd	6,478,804

		99,984,620

	Mexico—6.2%
3,208,070	America Movil SAB de CV, Series L	2,956,621
440,464	Arca Continental SAB de CV	3,031,302
2,069,942	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	3,054,964

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Mexico (continued)
487,813	Coca-Cola Femsa SAB de CV, Series L	$3,153,799
2,284,284	Fibra Uno Administracion SA de CV REIT	3,766,570
410,717	Fomento Economico Mexicano SAB de CV, Series CPO(e)	3,953,191
239,678	Gruma SAB de CV, Class B	2,914,983
284,084	Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,942,459
1,373,277	Grupo Bimbo SAB de CV, Series A	3,182,742
803,886	Grupo Mexico SAB de CV, Series B	2,660,909
839,829	Grupo Televisa SAB, Series CPO(f)	3,001,218
689,548	Infraestructura Energetica Nova SAB de CV	3,022,576
340,591	Promotora y Operadora de Infraestructura SAB de CV	3,475,154
1,180,039	Wal-Mart de Mexico SAB de CV	3,265,155

		44,381,643

	Peru—0.4%
12,864	Credicorp Ltd.	2,990,751

	Philippines—1.5%
1,401,284	Bank of the Philippine Islands	2,843,212
979,999	BDO Unibank, Inc.	2,494,051
509,260	Manila Electric Co.	3,168,759
617,598	Security Bank Corp.	2,494,285

		11,000,307

	Poland—0.3%
70,466	Bank Polska Kasa Opieki SA	2,351,045

	Qatar—1.0%
113,072	Qatar Islamic Bank SAQ	3,323,217
88,523	Qatar National Bank QPSC	3,671,237

		6,994,454

	Russia—0.8%
617,531	Gazprom PJSC ADR	2,857,934
42,878	LUKOIL PJSC ADR	2,864,250

		5,722,184

	South Africa—2.0%
1,404,696	Growthpoint Properties Ltd. REIT	3,274,389
756,066	Rand Merchant Investment Holdings Ltd.	2,495,237
3,257,781	Redefine Properties Ltd. REIT	3,126,322
141,224	Remgro Ltd.	2,542,060
91,136	Tiger Brands Ltd.	2,839,844

		14,277,852

	South Korea—3.7%
287,446	BNK Financial Group, Inc.	2,812,425
189,471	Industrial Bank of Korea	2,989,173
100,735	Korea Electric Power Corp.	3,532,162
294,448	Korean Reinsurance Co.	3,253,112
202,237	KT Corp. ADR	2,716,043
42,665	KT Corp.	1,088,546
97,914	Samsung Card Co. Ltd.	3,419,496
12,149	Samsung Fire & Marine Insurance Co. Ltd.	3,042,795
69,649	Shinhan Financial Group Co. Ltd.	3,107,322

		25,961,074

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco S&P Emerging Markets Low Volatility ETF (EELV) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Taiwan—28.1%
388,095	Advantech Co. Ltd.	$2,682,488
1,054,500	ASE Industrial Holding Co. Ltd.	2,861,993
3,370,000	Asia Cement Corp.	3,616,430
329,838	Asustek Computer, Inc.	3,099,216
1,865,000	Cathay Financial Holding Co. Ltd.	3,372,400
9,930,000	Chang Hwa Commercial Bank Ltd.	5,739,205
2,224,435	Cheng Shin Rubber Industry Co. Ltd.	3,601,319
10,178,472	China Development Financial Holding Corp.	3,870,272
3,075,000	China Life Insurance Co. Ltd.	3,346,628
581,000	China Steel Chemical Corp.	3,083,062
5,779,140	China Steel Corp.	4,590,262
1,627,000	Chin-Poon Industrial Co. Ltd.	2,152,909
1,613,222	Chunghwa Telecom Co. Ltd.	6,161,394
4,418,000	Compal Electronics, Inc.	2,896,902
5,625,053	CTBC Financial Holding Co. Ltd.	4,040,099
732,000	Delta Electronics, Inc.	2,672,029
9,848,388	E.Sun Financial Holding Co. Ltd.	6,990,220
6,758,380	Eva Airways Corp.	3,643,424
4,118,432	Far Eastern New Century Corp.	3,953,272
2,090,993	Far EasTone Telecommunications Co. Ltd.	5,540,833
8,126,192	First Financial Holding Co. Ltd.	5,603,039
839,095	Formosa Chemicals & Fibre Corp.	3,105,501
1,061,146	Formosa Plastics Corp.	3,747,985
1,092,000	Foxconn Technology Co. Ltd.	2,727,555
2,262,875	Fubon Financial Holding Co. Ltd.	3,900,651
2,129,000	Highwealth Construction Corp.	3,295,699
11,416,236	Hua Nan Financial Holdings Co. Ltd.	6,926,180
2,326,000	LCY Chemical Corp.	3,467,007
5,589,777	Mega Financial Holding Co. Ltd.	4,959,412
1,540,930	Nan Ya Plastics Corp.	4,249,907
2,894,000	Pou Chen Corp.	3,633,823
914,000	Powertech Technology, Inc.	2,638,217
282,353	President Chain Store Corp.	2,791,417
2,828,400	Ruentex Development Co. Ltd.(b)	3,408,056
16,819,198	SinoPac Financial Holdings Co. Ltd.	6,082,687
2,738,264	Synnex Technology International Corp.	3,956,561
9,726,861	Taishin Financial Holding Co. Ltd.	4,750,584
25,067,000	Taiwan Business Bank	7,726,870
3,036,000	Taiwan Cement Corp.	4,191,797
10,554,243	Taiwan Cooperative Financial Holding Co. Ltd.	6,153,506
3,878,000	Taiwan Fertilizer Co. Ltd.	5,249,485
1,396,162	Taiwan Mobile Co. Ltd.	5,167,213
391,397	Taiwan Semiconductor Manufacturing Co. Ltd.	3,002,961
1,207,000	Transcend Information, Inc.	3,414,595
1,380,181	Uni-President Enterprises Corp.	3,340,069
1,134,000	Wistron NeWeb Corp.	2,675,315
2,479,323	WPG Holdings Ltd.	3,356,155
9,060,472	Yuanta Financial Holding Co. Ltd.	4,348,561
5,539,000	Yulon Motor Co. Ltd.	4,240,392

		200,025,557

	Thailand—13.8%
633,518	Advanced Info Service PCL NVDR	4,175,277
1,337,232	Airports of Thailand PCL NVDR	3,018,941
2,378,845	Bangchak Corp. PCL NVDR	2,732,355

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Thailand (continued)
619,789	Bangkok Bank PCL NVDR	$3,790,218
75,575	Bangkok Bank PCL (Foreign Shares)	462,166
4,611,691	Bangkok Dusit Medical Services PCL NVDR	3,287,803
15,305,579	Bangkok Expressway & Metro PCL NVDR	3,758,499
18,858,749	BTS Group Holdings PCL NVDR	5,348,093
1,132,255	Central Pattana PCL NVDR	2,897,009
3,983,931	CH Karnchang PCL NVDR	3,029,605
3,869,721	Charoen Pokphand Foods PCL NVDR	2,991,800
1,535,552	CP ALL PCL NVDR	4,232,986
426,528	Electricity Generating PCL NVDR	3,013,807
1,373,917	Glow Energy PCL NVDR	3,754,764
2,284,957	Intouch Holdings PCL NVDR	4,163,024
471,349	Kasikornbank PCL NVDR	2,919,795
1,322,164	Kiatnakin Bank PCL NVDR	3,089,658
6,106,946	Krung Thai Bank PCL NVDR	3,521,750
8,237,700	Land & Houses PCL NVDR	2,871,188
2,301,844	Minor International PCL NVDR	2,935,653
857,655	PTT Exploration & Production PCL NVDR	3,641,501
1,062,179	PTT Global Chemical PCL NVDR	3,298,274
1,994,220	PTT PCL NVDR	3,570,134
2,894,533	Ratchaburi Electricity Generating Holding PCL NVDR	4,792,121
278,287	Siam Cement PCL (The) NVDR	4,126,689
860,271	Siam Commercial Bank PCL (The) NVDR	3,570,833
5,691,362	Thai Beverage PCL	3,675,174
4,772,520	Thai Union Group PCL NVDR	2,721,970
1,857,122	Thanachart Capital PCL NVDR	3,162,874

		98,553,961

	Turkey—1.1%
149,736	BIM Birlesik Magazalar AS	2,539,646
2,158,750	Enka Insaat ve Sanayi AS	2,596,713
1,005,413	Haci Omer Sabanci Holding AS	2,379,208

		7,515,567

	United Arab Emirates—2.7%
1,878,526	Abu Dhabi Commercial Bank PJSC	3,595,290
5,493,476	Aldar Properties PJSC	3,140,710
2,593,620	Dubai Islamic Bank PJSC	3,883,563
933,522	Emirates Telecommunications Group Co. PJSC	4,358,630
1,175,278	National Bank of Abu Dhabi PJSC	3,967,561

		18,945,754

	Total Common Stocks & Other Equity Interests (Cost $690,745,462)	711,020,052

	Money Market Fund—0.0%
33,111	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(g) (Cost $33,111)	33,111

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $690,778,573)—99.9%	711,053,163

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco S&P Emerging Markets Low Volatility ETF (EELV) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.3%
2,270,000	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(g)(h) (Cost $2,270,000)	$2,270,000

	Total Investments in Securities (Cost $693,048,573)—100.2%	713,323,163
	Other assets less liabilities—(0.2)%	(1,171,764)

	Net Assets—100.0%	$712,151,399

Investment Abbreviations:

ADR—American Depositary Receipt

NVDR—Non-voting Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2018 was $10,599,652, which represented 1.49% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(d)	All or a portion of this security was out on loan at April 30, 2018.
(e)	Each CPO for Fomento Economico Mexicano SAB de CV represents one Series B share and four Series D shares.
(f)	Each CPO for Grupo Televisa SAB represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(g)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco S&P Emerging Markets Momentum ETF (EEMO)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Financials	35.7
Information Technology	28.5
Consumer Discretionary	11.7
Energy	4.7
Health Care	4.6
Real Estate	4.4
Industrials	3.4
Materials	3.1
Consumer Staples	2.5
Utilities	1.1
Telecommunication Services	0.4
Other Assets Less Liabilities	(0.1)

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.1%
	Brazil—1.4%
2,000	Braskem SA (Preference Shares), Class A	$26,178
3,000	Fibria Celulose SA	59,188
2,600	GOL Linhas Aereas Inteligentes SA (Preference Shares)(a)	14,477
3,900	Hypera SA	35,224
11,200	Localiza Rent A Car SA	89,563
9,400	Lojas Renner SA	87,890
1,600	Porto Seguro SA	20,736
12,400	Rumo SA(a)	52,797
10,100	TIM Participacoes SA	46,189

		432,242

	Chile—1.5%
318,258	Banco de Chile	52,698
847,368	Banco Santander Chile	70,536
20,356	Empresas CMPC SA	83,238
6,729	Empresas COPEC SA	110,144
5,866	Latam Airlines Group SA	90,201
1,091	Sociedad Quimica y Minera de Chile SA (Preference Shares), Series B	59,910

		466,727

	China—48.1%
2,026	58.com, Inc., Class A ADR(a)	177,052
439,043	Agricultural Bank of China Ltd., H-Shares	249,499
32,101	Air China Ltd., H-Shares	42,865
16,171	Alibaba Group Holding Ltd. ADR(a)	2,887,170
14,078	Anhui Conch Cement Co. Ltd., H-Shares	88,613
923,856	Bank of China Ltd., H-Shares	506,174
15,000	Boe Technology Group Co. Ltd., Class A	6,479
33,420	Brilliance China Automotive Holdings Ltd.	60,297

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
1,544,591	China Construction Bank Corp., H-Shares	$1,637,435
20,525	China Eastern Airlines Corp. Ltd., H-Shares	17,104
89,236	China Evergrande Group(a)	287,097
37,626	China Mengniu Dairy Co. Ltd.	122,252
82,146	China Merchants Bank Co. Ltd., H-Shares	362,151
61,498	China Molybdenum Co. Ltd., H-Shares	46,859
24,418	China Resources Beer Holdings Co. Ltd.	105,628
31,762	China Resources Land Ltd.	120,399
47,151	China Shenhua Energy Co. Ltd., H-Shares	116,913
42,070	China Southern Airlines Co. Ltd., H-Shares	45,564
21,278	China Taiping Insurance Holdings Co. Ltd.	72,117
19,005	China Vanke Co. Ltd., H-Shares	79,185
30,369	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	23,411
180,536	Country Garden Holdings Co. Ltd.	373,114
80,926	CSPC Pharmaceutical Group Ltd.	208,289
45,505	Dali Foods Group Co. Ltd.(b)	31,600
96,685	Geely Automobile Holdings Ltd.	258,705
21,194	Guangzhou Automobile Group Co. Ltd., H-Shares	39,157
18,054	Guangzhou R&F Properties Co. Ltd., H-Shares	43,431
1,298,133	Industrial & Commercial Bank of China Ltd., H-Shares	1,154,521
10,121	JD.Com, Inc., Class A ADR(a)	369,518
26,954	Longfor Properties Co. Ltd.	81,395
1,725	New Oriental Education & Technology Group, Inc. ADR	154,974
90,913	People’s Insurance Co. Group of China Ltd. (The), H-Shares	43,208

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco S&P Emerging Markets Momentum ETF (EEMO) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
140,210	Ping An Insurance Group Co. of China Ltd., H-Shares	$1,385,441
4,433	Shanghai Fosun Pharmaceutical Group Co. Ltd., H-Shares	24,260
10,445	Shenzhou International Group Holdings Ltd.	114,721
18,334	Shimao Property Holdings Ltd.	49,174
83,992	Sino Biopharmaceutical Ltd.	178,723
42,946	Sino-Ocean Group Holding Ltd.	30,096
56,188	Sunac China Holdings Ltd.	242,700
10,350	Sunny Optical Technology Group Co. Ltd.	171,571
5,064	TAL Education Group ADR	184,431
54,456	Tencent Holdings Ltd.	2,712,999
26,858	Tingyi Cayman Islands Holding Corp.	50,922
970	Weibo Corp., Class A ADR(a)	111,084
31,660	Yanzhou Coal Mining Co. Ltd., H-Shares	40,179
5,098	Yum China Holdings, Inc.	217,991
51,355	Zall Group Ltd.(a)	67,136
11,637	ZTE Corp. H-Shares(a)(c)	30,463

		15,424,067

	Colombia—0.3%
92,270	Ecopetrol SA	101,833

	Czech Republic—0.2%
2,301	CEZ AS	58,985

	Greece—0.4%
3,538	Hellenic Telecommunications Organization SA	51,509
1,802	Mytilineos Holdings SA(a)	21,771
3,181	OPAP SA	38,164

		111,444

	Hong Kong—0.9%
33,390	China Gas Holdings Ltd.	119,125
18,012	Haier Electronics Group Co. Ltd.	62,654
109,980	WH Group Ltd.(b)	114,769

		296,548

	India—12.2%
16,039	HDFC Bank Ltd. ADR	1,536,697
38,700	Invesco India ETF(d)	990,526
4,546	Larsen & Toubro Ltd. GDR(b)	95,693
29,434	Reliance Industries Ltd. GDR(b)	850,643
16,575	Tata Motors Ltd. ADR(a)	416,364
3,671	Tata Steel Ltd. GDR(b)	32,378

		3,922,301

	Indonesia—2.3%
161,275	PT Bank Central Asia Tbk	256,185
280,952	PT Bank Mandiri Persero Tbk	143,884
119,077	PT Bank Negara Indonesia Persero Tbk	68,900
804,858	PT Bank Rakyat Indonesia Persero Tbk	186,282
76,566	PT Bank Tabungan Negara Persero Tbk	17,115
130,515	PT Barito Pacific Tbk(a)	23,171
19,517	PT United Tractors Tbk	47,837

		743,374

	Malaysia—2.8%
22,200	AirAsia Group Bhd	21,784

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Malaysia (continued)
75,900	CIMB Group Holdings Bhd	$139,284
68,300	Dialog Group Bhd	53,616
1,100	Fraser & Neave Holdings Bhd	10,082
37,400	Hartalega Holdings Bhd	55,955
7,700	Hong Leong Bank Bhd	37,288
85,300	Malayan Banking Bhd	234,366
8,500	Malaysia Airports Holdings Bhd	19,519
25,100	My E.G. Services Bhd	16,761
1,100	Nestle Malaysia Bhd	38,690
54,500	Press Metal Aluminium Holdings Bhd	67,092
43,700	Sime Darby Bhd	29,738
39,400	Tenaga Nasional Bhd	159,066
11,100	Top Glove Corp. Bhd	26,905

		910,146

	Mexico—0.1%
888	Grupo Elektra SAB de CV	24,113

	Peru—0.6%
883	Credicorp Ltd.	205,289

	Poland—0.7%
915	CD Projekt SA	32,591
24	LPP SA	62,813
9,326	Powszechna Kasa Oszczednosci Bank Polski SA(a)	111,366

		206,770

	Russia—2.0%
1,034	Novolipetsk Steel PJSC GDR(b)	26,522
42,044	Sberbank of Russia PJSC ADR	626,456

		652,978

	South Africa—5.0%
4,415	Bidvest Group Ltd. (The)	86,693
5,808	Discovery Ltd.	80,604
2,419	Imperial Holdings Ltd.	46,577
3,740	Mr Price Group Ltd.	82,084
5,332	Naspers Ltd., Class N	1,306,733

		1,602,691

	South Korea—7.6%
2,411	Celltrion, Inc.(a)	611,751
74	Green Cross Corp.	15,000
596	Green Cross Holdings Corp.	21,317
3,068	Hana Financial Group, Inc.	137,163
104	Hanmi Pharm Co. Ltd.	45,376
359	Hanmi Science Co. Ltd.	26,151
487	Hotel Shilla Co. Ltd.	52,893
699	Hyundai Marine & Fire Insurance Co. Ltd.	25,033
647	Kakao Corp.	67,241
4,370	KB Financial Group, Inc.	250,404
609	Korea Investment Holdings Co. Ltd.	51,945
643	LG Chem Ltd.	216,731
1,335	LG Electronics, Inc.	127,494
841	Meritz Fire & Marine Insurance Co. Ltd.	16,496
247	OCI Co. Ltd.	36,077
389	Samsung Biologics Co. Ltd.(a)(b)	177,737
761	Samsung Electro-Mechanics Co. Ltd.	84,433

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco S&P Emerging Markets Momentum ETF (EEMO) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Korea (continued)
592	Samsung SDI Co. Ltd.	$101,711
626	Samsung SDS Co. Ltd.	143,598
98	Shinsegae, Inc.	38,308
387	SK Holdings Co. Ltd.	106,529
518	S-Oil Corp.	53,350
205	ViroMed Co. Ltd.(a)	41,555

		2,448,293

	Taiwan—10.9%
8,000	Accton Technology Corp.	18,495
46,000	Acer, Inc.(a)	35,449
1,000	Airtac International Group	17,440
20,000	Chailease Holding Co. Ltd.	73,682
230,000	China Development Financial Holding Corp.	87,455
6,000	Chroma ATE, Inc.	30,419
17,000	Compeq Manufacturing Co. Ltd.	17,094
217,098	CTBC Financial Holding Co. Ltd.	155,927
15,000	E Ink Holdings, Inc.	16,756
15,000	Epistar Corp.(a)	20,660
139,890	First Financial Holding Co. Ltd.	96,455
2,000	General Interface Solution Holding Ltd.	12,134
5,000	Hiwin Technologies Corp.	76,048
94,000	Hua Nan Financial Holdings Co. Ltd.	57,029
33,000	Macronix International(a)	53,036
9,000	Nanya Technology Corp.	28,290
1,000	Parade Technologies Ltd.	15,565
9,000	Sino-American Silicon Products, Inc.	39,241
173,000	Taishin Financial Holding Co. Ltd.	84,493
174,000	Taiwan Cooperative Financial Holding Co. Ltd.	101,448
270,081	Taiwan Semiconductor Manufacturing Co. Ltd.	2,072,174
64,000	Uni-President Enterprises Corp.	154,881
5,000	Walsin Technology Corp.	31,687
7,000	Win Semiconductors Corp.	53,115
36,250	Winbond Electronics Corp.	22,422
6,000	Yageo Corp.	127,153

		3,498,548

	Thailand—2.0%
77,083	Airports of Thailand PCL NVDR	174,023
17,352	Central Pattana PCL NVDR	44,397
58,094	CP ALL PCL NVDR	160,145
26,821	Energy Absolute PCL NVDR	30,594
8,669	Global Power Synergy PCL NVDR	20,739
27,897	Indorama Ventures PCL NVDR	53,257
119,406	IRPC PCL NVDR	26,673
6,485	Kiatnakin Bank PCL NVDR	15,154
3,401	MK Restaurants Group PCL NVDR	8,648
20,997	PTT Global Chemical PCL NVDR	65,200
16,519	Star Petroleum Refining PCL NVDR	8,218
10,172	Thai Oil PCL NVDR	30,378

		637,426

	Turkey—1.1%
2,894	Aselsan Elektronik Sanayi VE Ticaret AS	17,940
26,506	Eregli Demir ve Celik Fabrikalari TAS	66,245
1,223	Ford Otomotiv Sanayi AS	16,892
17,129	Petkim Petrokimya Holding AS	30,253
1,450	Tupras Turkiye Petrol Rafinerileri AS	36,916

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Turkey (continued)
18,165	Turk Hava Yollari AO(a)	$74,666
10,546	Turkcell Iletisim Hizmetleri AS	36,215
21,948	Turkiye Garanti Bankasi AS	49,724
10,881	Turkiye Vakiflar Bankasi TAO, Class D	15,979

		344,830

	Total Investments in Securities (Cost $33,382,224)—100.1%	32,088,605
	Other assets less liabilities—(0.1)%	(34,851)

	Net Assets—100.0%	$32,053,754

Investment Abbreviations:

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depositary Receipt

NVDR—Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2018 was $1,329,342, which represented 4.15% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(d)	Affiliated company. The Fund’s Adviser also serves as the adviser for the Invesco India ETF and therefore, Invesco India ETF is considered to be affiliated with the Fund. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Real Estate	24.2
Financials	20.7
Utilities	14.7
Telecommunication Services	9.8
Energy	8.1
Consumer Staples	5.8
Industrials	5.7
Health Care	4.5
Consumer Discretionary	3.5
Materials	2.2
Information Technology	0.8
Other Assets Less Liabilities	(0.0)

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Australia—12.1%
4,093	Amcor Ltd.	$42,351
1,117	ASX Ltd.	49,263
48,473	AusNet Services	62,601
3,269	Australia & New Zealand Banking Group Ltd.	66,001
1,125	Commonwealth Bank of Australia	60,781
796	Macquarie Group Ltd.	64,825
3,837	National Australia Bank Ltd.	83,562
2,422	Sonic Healthcare Ltd.	43,101
6,036	Transurban Group	52,724
1,906	Wesfarmers Ltd.	62,761
3,260	Westpac Banking Corp.	70,213
1,862	Woolworths Group Ltd.	39,064

		697,247

	Belgium—2.5%
447	Anheuser-Busch InBev SA/NV	44,279
1,444	bpost SA	31,457
2,138	Proximus SADP	65,285

		141,021

	Denmark—0.7%
1,221	Danske Bank A/S	42,560

	Finland—3.3%
1,535	Elisa Oyj	68,100
1,027	Kesko Oyj, Class B	60,359
1,124	Sampo Oyj, Class A	60,491

		188,950

	France—5.1%
3,308	Orange SA	60,160
633	Sanofi	49,989

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	France (continued)
1,218	Total SA	$76,524
258	Unibail-Rodamco SE REIT	61,796
1,926	Veolia Environnement SA	45,627

		294,096

	Germany—6.8%
210	Allianz SE	49,704
365	BASF SE	37,939
456	Bayerische Motoren Werke AG	50,945
661	Daimler AG	52,132
2,994	Deutsche Telekom AG	52,376
1,229	Evonik Industries AG	43,704
364	MAN SE	41,999
269	Muenchener Rueckversicherungs-Gesellschaft AG In Muenchen	61,669

		390,468

	Hong Kong—5.6%
5,467	CK Infrastructure Holdings Ltd.	43,132
4,653	CLP Holdings Ltd.	48,175
1,868	Hang Seng Bank Ltd.	47,255
80,958	HK Electric Investments & HK Electric Investments Ltd.(a)	75,245
67,272	Mapletree Greater China Commercial Trust REIT(a)	60,461
6,637	Power Assets Holdings Ltd.	49,281

		323,549

	Italy—2.4%
4,221	Eni SpA	82,413
9,447	Terna Rete Elettrica Nazionale SpA	56,638

		139,051

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan—17.9%
12	Activia Properties, Inc. REIT	$53,187
19	Advance Residence Investment Corp. REIT	48,819
1,290	Canon, Inc.	44,680
20	Daiwa House REIT Investment Corp. REIT	47,928
9	Daiwa Office Investment Corp. REIT	53,156
15	Frontier Real Estate Investment Corp. REIT	61,974
42	GLP J-REIT REIT	45,014
16	Japan Prime Realty Investment Corp. REIT	57,992
9	Japan Real Estate Investment Corp. REIT	46,717
28	Japan Retail Fund Investment Corp. REIT	52,456
1,599	Japan Tobacco, Inc.	42,910
49	Mori Trust Sogo REIT, Inc. REIT	73,004
8	Nippon Building Fund, Inc. REIT	44,905
23	Nippon Prologis REIT, Inc. REIT	48,407
5,696	Nissan Motor Co. Ltd.	59,847
35	Nomura Real Estate Master Fund, Inc. REIT	48,975
1,865	NTT DoCoMo, Inc.	48,319
36	ORIX JREIT, Inc. REIT	55,060
2,265	Sekisui House Ltd.	41,379
35	United Urban Investment Corp. REIT	53,963

		1,028,692

	Netherlands—1.5%
2,526	Royal Dutch Shell PLC, Class A	87,839

	Portugal—0.7%
2,162	Galp Energia SGPS SA	41,426

	Singapore—9.6%
34,849	Ascendas Real Estate Investment Trust REIT	70,010
44,401	CapitaLand Mall Trust REIT	70,291
57,262	Keppel REIT	53,627
58,877	Mapletree Commercial Trust REIT	71,937
65,172	Mapletree Logistics Trust REIT	62,573
7,940	Singapore Exchange Ltd.	46,362
24,073	Singapore Technologies Engineering Ltd.	63,101
23,830	Singapore Telecommunications Ltd.	63,422
33,307	Suntec Real Estate Investment Trust REIT	49,017

		550,340

	Spain—5.5%
2,379	Abertis Infraestructuras SA	52,485
2,788	Gas Natural SDG SA	70,183
7,860	Iberdrola SA	60,623
2,774	Red Electrica Corp. SA	57,768
3,784	Repsol SA	72,064

		313,123

	Sweden—5.9%
2,478	Axfood AB	46,184
2,815	Castellum AB	45,657
1,207	ICA Gruppen AB	37,620
5,973	Skandinaviska Enskilda Banken AB, Class A	56,273
3,519	Swedbank AB, Class A	76,749
15,660	Telia Co. AB	76,913

		339,396

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Switzerland—5.4%
232	Kuehne + Nagel International AG	$36,153
512	Novartis AG	39,425
181	Roche Holding AG	40,202
720	Swiss RE AG	68,588
104	Swisscom AG	49,929
231	Zurich Insurance Group AG	73,769

		308,066

	United Kingdom—15.0%
8,624	Aviva PLC	62,724
6,135	BAE Systems PLC	51,508
14,157	BP PLC	104,646
4,259	GlaxoSmithKline PLC	85,505
8,089	HSBC Holdings PLC	80,658
4,051	Land Securities Group PLC REIT	54,903
18,613	Legal & General Group PLC	69,066
5,872	National Grid PLC	68,043
1,823	Severn Trent PLC	48,621
5,091	SSE PLC	96,662
5,869	United Utilities Group PLC	59,970
26,558	Vodafone Group PLC	77,311

		859,617

	Total Investments in Securities (Cost $5,798,076)—100.0%	5,745,441
	Other assets less liabilities—(0.0)%	(2,877)

	Net Assets—100.0%	$5,742,564

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2018 was $135,706, which represented 2.36% of the Fund’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco S&P International Developed Low Volatility ETF (IDLV)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Financials	26.2
Real Estate	19.4
Industrials	14.3
Consumer Staples	11.3
Utilities	6.9
Telecommunication Services	6.8
Consumer Discretionary	5.4
Energy	3.2
Materials	2.7
Information Technology	1.9
Health Care	1.8
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Australia—6.1%
251,526	Amcor Ltd.	$2,602,570
622,231	AMP Ltd.	1,888,908
69,809	ASX Ltd.	3,078,814
119,505	Australia & New Zealand Banking Group Ltd.	2,412,811
48,128	Commonwealth Bank of Australia	2,600,260
403,004	Goodman Group REIT	2,753,323
723,532	GPT Group (The) REIT	2,636,920
117,783	National Australia Bank Ltd.	2,565,074
154,540	Sonic Healthcare Ltd.	2,750,105
833,915	Stockland REIT	2,601,656
1,389,514	Vicinity Centres REIT	2,554,687
94,845	Wesfarmers Ltd.	3,123,050
111,984	Westpac Banking Corp.	2,411,875
155,328	Woolworths Group Ltd.	3,258,739

		37,238,792

	Belgium—2.2%
15,096	Ackermans & van Haaren NV	2,722,967
55,550	Ageas	2,971,705
78,550	bpost SA	1,711,163
29,847	Groupe Bruxelles Lambert SA	3,409,691
81,512	Proximus SADP(a)	2,489,001

		13,304,527

	Canada—21.6%
193,606	AltaGas Ltd.(a)	3,737,859
91,671	ATCO Ltd., Class I	2,778,126
49,081	Bank of Montreal	3,733,288
63,029	Bank of Nova Scotia (The)	3,880,220
103,513	BCE, Inc.	4,399,878

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Canada (continued)
74,860	Brookfield Asset Management, Inc., Class A	$2,971,742
39,501	Canadian Imperial Bank of Commerce	3,445,842
40,164	Canadian National Railway Co.	3,107,035
15,275	Canadian Pacific Railway Ltd.	2,791,550
19,690	Canadian Tire Corp. Ltd., Class A	2,687,590
136,403	Canadian Utilities Ltd., Class A	3,479,370
54,934	CGI Group, Inc., Class A(b)	3,188,182
155,471	CI Financial Corp.(a)	3,276,903
116,916	Emera, Inc.	3,647,155
205,335	First Capital Realty, Inc.(a)	3,214,691
107,455	Fortis, Inc.	3,612,708
47,714	George Weston Ltd.	3,915,157
143,889	Great-West Lifeco, Inc.	3,842,053
251,814	H&R Real Estate Investment Trust REIT	4,050,396
240,528	Hydro One Ltd.(c)	3,825,708
104,876	IGM Financial, Inc.(a)	3,224,122
55,954	Intact Financial Corp.	4,273,097
67,658	Loblaw Cos. Ltd.	3,446,365
72,573	National Bank of Canada	3,452,164
36,174	Onex Corp.	2,683,527
145,050	Power Corp. of Canada	3,452,144
143,309	Power Financial Corp.	3,723,720
157,348	Quebecor, Inc., Class B	2,938,423
217,412	RioCan Real Estate Investment Trust REIT(a)	3,960,038
79,153	Rogers Communications, Inc., Class B	3,742,317
52,650	Royal Bank of Canada	4,010,099
156,764	Shaw Communications, Inc., Class B	3,227,116
148,712	SmartCentres Real Estate Investment Trust REIT(a)	3,340,930

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco S&P International Developed Low Volatility ETF (IDLV) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Canada (continued)
61,476	SNC-Lavalin Group, Inc.	$2,699,391
72,212	Sun Life Financial, Inc.	2,985,480
111,449	TELUS Corp.	3,994,759
58,721	Toronto-Dominion Bank (The)(a)	3,303,070
67,787	TransCanada Corp.	2,878,680

		130,920,895

	Denmark—0.9%
24,134	Carlsberg A/S, Class B	2,699,632
107,753	Tryg A/S	2,553,817

		5,253,449

	Finland—0.9%
44,870	Kesko Oyj, Class B(a)	2,637,123
55,465	Sampo Oyj, Class A	2,984,967

		5,622,090

	France—5.5%
21,650	Air Liquide SA	2,814,246
95,213	AXA SA	2,723,102
33,493	Danone SA	2,701,524
5,617	Hermes International	3,631,034
37,259	Legrand SA	2,890,877
13,629	L’Oreal SA(a)	3,265,693
170,158	Orange SA	3,094,565
19,371	Pernod Ricard SA	3,214,521
34,626	Sanofi	2,734,472
54,076	Total SA	3,397,464
11,370	Unibail-Rodamco SE REIT	2,723,323

		33,190,821

	Germany—6.3%
13,701	Allianz SE	3,242,807
25,233	BASF SE	2,622,794
26,448	Bayerische Motoren Werke AG	2,954,829
26,871	Beiersdorf AG	3,046,366
37,891	Daimler AG	2,988,432
167,441	Deutsche Telekom AG	2,929,129
75,004	Evonik Industries AG	2,667,186
19,628	Henkel AG & Co. KGaA (Preference Shares)	2,499,512
59,450	MAN SE	6,859,521
11,712	Muenchener Rueckversicherungs-Gesellschaft AG In Muenchen	2,684,998
27,026	SAP SE	3,013,770
57,324	Vonovia SE	2,876,263

		38,385,607

	Hong Kong—7.7%
646,400	Bank of East Asia Ltd. (The)	2,835,513
264,670	CK Hutchison Holdings Ltd.	3,126,073
349,072	CK Infrastructure Holdings Ltd.	2,754,005
402,079	CLP Holdings Ltd.	4,162,951
114,158	Hang Seng Bank Ltd.	2,887,883
5,154,010	HK Electric Investments & HK Electric Investments Ltd.(c)	4,790,269
2,884,000	HKT Trust & HKT Ltd.	3,793,162
2,139,712	Hong Kong & China Gas Co. Ltd.	4,469,843
309,500	Link REIT	2,734,638

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Hong Kong (continued)
3,395,407	Mapletree Greater China Commercial Trust REIT(c)	$3,051,648
615,245	MTR Corp. Ltd.	3,455,509
4,923,000	PCCW Ltd.	3,047,301
319,500	Power Assets Holdings Ltd.	2,372,328
328,222	Swire Pacific Ltd., Class A	3,247,669

		46,728,792

	Ireland—0.5%
55,175	AerCap Holdings NV(b)	2,876,273

	Israel—1.3%
125,651	First International Bank of Israel Ltd.	2,588,201
916,379	Israel Discount Bank Ltd., Class A(b)	2,537,026
18,756	Paz Oil Co. Ltd.	2,727,525

		7,852,752

	Italy—0.6%
177,115	Eni SpA	3,458,082

	Japan—18.2%
638	Activia Properties, Inc. REIT	2,827,782
1,128	Advance Residence Investment Corp. REIT	2,898,313
157,285	Aeon Co. Ltd.	3,137,097
67,520	Aozora Bank Ltd.	2,730,418
72,501	Canon, Inc.	2,511,115
15,659	Central Japan Railway Co.	3,143,964
226,500	Chugoku Electric Power Co., Inc. (The)	2,828,975
1,209	Daiwa House REIT Investment Corp. REIT	2,897,243
527	Daiwa Office Investment Corp. REIT	3,112,610
30,835	East Japan Railway Co.	2,955,990
830	Frontier Real Estate Investment Corp. REIT	3,429,222
2,592	GLP J-REIT REIT	2,777,980
72,220	Hankyu Hanshin Holdings, Inc.	2,847,880
3,780	Japan Hotel REIT Investment Corp. REIT	2,860,260
223,700	Japan Post Bank Co. Ltd.	3,036,066
223,600	Japan Post Holdings Co. Ltd.	2,714,298
853	Japan Prime Realty Investment Corp. REIT	3,091,680
531	Japan Real Estate Investment Corp. REIT	2,756,299
1,559	Japan Retail Fund Investment Corp. REIT	2,920,676
97,406	Japan Tobacco, Inc.	2,613,961
88,128	Keihan Holdings Co. Ltd.	2,846,130
79,597	Kintetsu Group Holdings Co. Ltd.	3,240,618
42,374	Lawson, Inc.	2,799,763
1,438,400	Mizuho Financial Group, Inc.	2,605,910
1,988	Mori Trust Sogo REIT, Inc. REIT	2,961,886
109,035	Nagoya Railroad Co. Ltd.	2,855,635
93,000	NEC Corp.	2,553,941
519	Nippon Building Fund, Inc. REIT	2,913,225
1,487	Nippon Prologis REIT, Inc. REIT	3,129,597
274,158	Nissan Motor Co. Ltd.	2,880,536
124,428	NTT DoCoMo, Inc.	3,223,700
1,868	ORIX JREIT, Inc. REIT	2,856,980
30,100	Rinnai Corp.	2,989,202
71,200	Seven & i Holdings Co. Ltd.	3,126,488
85,933	Tobu Railway Co. Ltd.	2,740,746
1,842	United Urban Investment Corp. REIT	2,840,002
40,004	West Japan Railway Co.	2,833,274

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco S&P International Developed Low Volatility ETF (IDLV) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
227,000	Yamaguchi Financial Group, Inc.	$2,837,889

		110,327,351

	Netherlands—2.0%
32,254	Heineken Holding NV(a)	3,269,281
26,310	Koninklijke DSM NV	2,716,300
85,781	Royal Dutch Shell PLC, Class A	2,982,954
57,343	Wolters Kluwer NV	3,095,392

		12,063,927

	Norway—0.4%
263,932	Orkla ASA	2,443,189

	Singapore—6.8%
1,672,198	Ascendas Real Estate Investment Trust REIT	3,359,348
955,805	CapitaLand Ltd.	2,699,467
2,366,398	CapitaLand Mall Trust REIT	3,746,224
3,342,423	Keppel REIT	3,130,248
2,946,365	Mapletree Commercial Trust REIT	3,599,919
3,055,116	Mapletree Logistics Trust REIT	2,933,267
277,681	Oversea-Chinese Banking Corp. Ltd.	2,869,913
316,213	Singapore Airlines Ltd.	2,585,099
493,698	Singapore Exchange Ltd.	2,882,692
1,163,000	Singapore Technologies Engineering Ltd.	3,048,519
1,590,825	Singapore Telecommunications Ltd.	4,233,868
2,136,642	Suntec Real Estate Investment Trust REIT	3,144,468
129,834	United Overseas Bank Ltd.	2,936,894

		41,169,926

	Spain—0.5%
126,745	Abertis Infraestructuras SA	2,796,213

	Sweden—4.5%
168,951	Castellum AB	2,740,236
180,174	Hufvudstaden AB, Class A	2,643,487
77,554	ICA Gruppen AB(a)	2,417,187
113,688	Industrivarden AB, Class C(a)	2,403,409
58,311	Investor AB, Class B	2,534,483
37,861	L E Lundbergforetagen AB, Class B	2,571,899
223,958	Skandinaviska Enskilda Banken AB, Class A	2,109,977
187,419	Svenska Handelsbanken AB, Class A	2,095,675
60,658	Swedish Match AB	2,715,379
577,458	Telia Co. AB	2,836,132
104,839	Trelleborg AB, Class B(a)	2,457,823

		27,525,687

	Switzerland—5.7%
40	Chocoladefabriken Lindt & Spruengli AG	3,039,823
30,056	Cie Financiere Richemont SA	2,857,507
1,283	Givaudan SA	2,863,344
16,965	Kuehne + Nagel International AG	2,643,707
39,024	Nestle SA	3,020,261
32,688	Novartis AG	2,517,030
4,021	Partners Group Holding AG	2,932,479
13,532	Schindler Holding AG-PC	2,794,189
1,158	SGS SA	2,811,932
28,018	Swiss RE AG	2,669,028
6,761	Swisscom AG	3,245,893
9,733	Zurich Insurance Group AG	3,108,192

		34,503,385

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United Kingdom—7.7%
404,546	Aviva PLC	$2,942,322
298,894	British Land Co. PLC (The) REIT	2,756,194
95,392	Bunzl PLC	2,763,208
127,470	Compass Group PLC	2,738,904
86,430	Diageo PLC	3,075,749
122,772	Experian PLC	2,804,160
278,985	HSBC Holdings PLC	2,781,860
42,233	InterContinental Hotels Group PLC	2,663,475
214,806	Land Securities Group PLC REIT	2,911,238
854,276	Legal & General Group PLC	3,169,908
271,508	National Grid PLC	3,146,141
156,002	RELX PLC	3,333,961
331,524	RSA Insurance Group PLC	2,997,878
59,564	Schroders PLC	2,701,997
151,641	Smith & Nephew PLC	2,910,169
54,509	Unilever NV CVA	3,111,125

		46,808,289

	United States—0.5%
40,312	Waste Connections, Inc.	2,918,174

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $581,954,737)—99.9%	605,388,221

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—4.0%
24,515,308	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(d)(e) (Cost $24,515,308)	24,515,308

	Total Investments in Securities (Cost $606,470,045)—103.9%	629,903,529
	Other assets less liabilities—(3.9)%	(23,934,322)

	Net Assets—100.0%	$605,969,207

Investment Abbreviations:

CVA—Dutch Certificates

PC—Participation Certificate

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2018.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2018 was $11,667,625, which represented 1.93% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco S&P International Developed Momentum ETF (IDMO)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Financials	21.1
Industrials	20.5
Consumer Discretionary	18.2
Information Technology	15.4
Consumer Staples	6.5
Materials	6.4
Real Estate	4.5
Health Care	3.9
Utilities	1.8
Telecommunication Services	1.0
Energy	0.7
Other Assets Less Liabilities	0.0

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Australia—1.8%
581	Aristocrat Leisure Ltd.	$11,698
83	Atlassian Corp. PLC, Class A(a)	4,646
839	Boral Ltd.	4,326
72	CIMIC Group Ltd.	2,448
42	Cochlear Ltd.	6,129
296	Computershare Ltd.	3,776
53	Flight Centre Travel Group Ltd.	2,230
701	Qantas Airways Ltd.	3,045
35	REA Group Ltd.	2,130
257	SEEK Ltd.	3,752
537	Treasury Wine Estates Ltd.	7,677

		51,857

	Austria—1.3%
54	ams AG	4,462
56	CA Immobilien Anlagen AG	1,944
257	Erste Group Bank AG	12,562
113	OMV AG	7,001
102	Raiffeisen Bank International AG(a)	3,431
90	Verbund AG	2,799
74	voestalpine AG	3,895

		36,094

	Belgium—1.3%
56	Groupe Bruxelles Lambert SA	6,397
222	KBC Group NV	19,355
214	Umicore SA	11,907

		37,659

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Canada—5.1%
190	Air Canada(a)	$3,741
109	Dollarama, Inc.	12,567
941	Nutrien Ltd.	42,905
867	Royal Bank of Canada	66,035
95	Shopify, Inc., Class A(a)	12,747
68	West Fraser Timber Co. Ltd.	4,613

		142,608

	China—0.4%
2,270	BOC Hong Kong (Holdings) Ltd.	11,725

	Denmark—1.0%
191	DSV A/S	15,126
169	Orsted A/S(b)	11,122
84	William Demant Holding A/S(a)	3,270

		29,518

	Finland—0.4%
137	Neste Oyj	11,525

	France—11.8%
42	Aeroports de Paris	9,225
488	Airbus SE	57,197
47	Amundi SA(b)	3,987
167	Bouygues SA	8,484
189	Bureau Veritas SA	4,925
135	Capgemini SE	18,537
12	Christian Dior SE	5,043
123	CIE Generale des Etablissements Michelin SCA	17,270
101	Kering SA	58,292

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco S&P International Developed Momentum ETF (IDMO) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	France (continued)
201	LVMH Moet Hennessy Louis Vuitton SE	$69,998
534	Natixis SA	4,369
318	Safran SA	37,314
383	Vinci SA	38,263

		332,904

	Germany—7.2%
41	1&1 Drillisch AG	2,977
420	Allianz SE	99,407
820	Commerzbank AG(a)	10,580
78	Continental AG	20,846
340	Deutsche Lufthansa AG	9,911
569	Deutsche Post AG	24,790
348	TUI AG	7,852
105	United Internet AG	6,796
400	Vonovia SE	20,070

		203,229

	Hong Kong—7.7%
8,569	AIA Group Ltd.	76,509
2,794	CK Asset Holdings Ltd.	24,087
2,949	Galaxy Entertainment Group Ltd.	25,805
1,127	Henderson Land Development Co. Ltd.	7,142
1,692	HK Electric Investments & HK Electric Investments Ltd.(b)	1,573
1,032	Hong Kong Exchanges & Clearing Ltd.	33,453
667	Kerry Properties Ltd.	3,189
1,673	Link REIT	14,782
1,931	Mapletree Greater China Commercial Trust REIT(b)	1,735
159	Melco Resorts & Entertainment Ltd. ADR	4,962
4,309	New World Development Co. Ltd.	6,326
153	Orient Overseas International Ltd.	1,455
1,820	Shangri-La Asia Ltd.	3,551
1,782	Techtronic Industries Co. Ltd.	10,422
896	Wharf Holdings Ltd. (The)	2,984

		217,975

	Israel—0.6%
1,010	Bank Leumi Le-Israel BM	5,955
50	First International Bank of Israel Ltd.	1,030
41	Frutarom Industries Ltd.	3,916
764	Israel Discount Bank Ltd., Class A(a)	2,115
18	SodaStream International Ltd.(a)	1,701
55	Tower Semiconductor Ltd.(a)	1,433

		16,150

	Italy—4.4%
393	Davide Campari-Milano SpA	2,948
5,521	Enel SpA	34,987
117	Ferrari NV	14,382
504	Finecobank Banca Fineco SpA	5,996
13,692	Intesa Sanpaolo SpA	52,080
1,090	Intesa Sanpaolo SpA-RSP	4,323
131	Moncler SpA	5,912
77	Recordati SpA	2,751

		123,379

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan—35.2%
91	Aeon Mall Co. Ltd.	$1,831
192	Alfresa Holdings Corp.	4,239
86	ANA Holdings, Inc.	3,406
334	Asahi Group Holdings Ltd.	16,898
119	Asahi Intecc Co. Ltd.	4,145
822	Asahi Kasei Corp.	11,324
65	Azbil Corp.	3,030
38	Canon Marketing Japan, Inc.	825
930	Canon, Inc.	32,211
228	Chugai Pharmaceutical Co. Ltd.	12,043
96	COMSYS Holdings Corp.	2,676
77	CyberAgent, Inc.	4,217
184	Daifuku Co. Ltd.	9,887
581	Daiichi Sankyo Co. Ltd.	19,860
607	Daiwa House Industry Co. Ltd.	22,244
404	Denso Corp.	21,251
26	Disco Corp.	4,581
96	Don Quijote Holdings Co. Ltd.	5,164
33	Harmonic Drive Systems, Inc.	1,575
23	Hikari Tsushin, Inc.	3,722
123	Hitachi Construction Machinery Co. Ltd.	4,461
2,821	Hitachi Ltd.	20,594
74	House Foods Group, Inc.	2,607
1,412	ITOCHU Corp.	28,235
86	ITOCHU Techno-Solutions Corp.	1,778
64	Kagome Co. Ltd.	2,307
361	Kao Corp.	25,914
127	Keisei Electric Railway Co. Ltd.	4,143
87	Keyence Corp.	53,058
815	Kirin Holdings Co. Ltd.	22,823
46	Kobayashi Pharmaceutical Co. Ltd.	3,869
796	Komatsu Ltd.	27,167
39	Kose Corp.	7,202
156	K’s Holdings Corp.	2,251
64	Kurita Water Industries Ltd.	2,076
73	Matsumotokiyoshi Holdings Co. Ltd.	3,251
89	McDonald’s Holdings Co. Japan Ltd.	4,159
508	Minebea Mitsumi, Inc.	10,181
227	MISUMI Group, Inc.	6,286
1,193	Mitsubishi Chemical Holdings Corp.	11,317
47	Mitsui Mining & Smelting Co. Ltd.	1,999
134	Nabtesco Corp.	4,843
472	Nexon Co. Ltd.(a)	6,871
284	Nidec Corp.	44,419
68	Nifco, Inc.	2,389
192	Nihon M&A Center, Inc.	5,614
150	Nintendo Co. Ltd.	63,206
50	Nippon Electric Glass Co. Ltd.	1,442
67	Nissin Foods Holdings Co. Ltd.	4,919
77	NTT Urban Development Corp.	908
63	OBIC Co. Ltd.	5,262
838	OJI Holdings Corp.	5,897
147	OMRON Corp.	7,945
24	Oracle Corp. Japan	1,968
327	Oriental Land Co. Ltd.	32,550
106	Otsuka Corp.	4,927

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco S&P International Developed Momentum ETF (IDMO) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
1,588	Panasonic Corp.	$23,511
65	Pola Orbis Holdings, Inc.	2,831
1,342	Recruit Holdings Co. Ltd.	30,878
141	Relo Group, Inc.	3,143
73	Rohm Co. Ltd.	6,682
29	Ryohin Keikaku Co. Ltd.	9,902
167	SBI Holdings, Inc.	4,223
41	Seria Co. Ltd.	2,008
197	Shimadzu Corp.	5,335
372	Shiseido Co. Ltd.	24,111
217	Showa Denko K.K.	7,248
73	SMC Corp.	27,832
912	Sony Corp.	44,871
66	Square Enix Holdings Co. Ltd.	2,750
114	Stanley Electric Co. Ltd.	4,131
108	Sumco Corp.	2,627
843	Sumitomo Corp.	15,157
246	Sumitomo Metal Mining Co. Ltd.	10,473
296	Suzuki Motor Corp.	15,935
172	Taisei Corp.	9,260
684	Takeda Pharmaceutical Co. Ltd.	28,728
98	THK Co. Ltd.	3,430
160	Tobu Railway Co. Ltd.	5,103
53	Tokyo Century Corp.	3,294
137	Tokyo Electron Ltd.	26,256
176	Toyota Tsusho Corp.	6,321
28	Tsuruha Holdings, Inc.	4,016
36	Welcia Holdings Co. Ltd.	1,842
143	Yakult Honsha Co. Ltd.	10,193
272	Yamaha Motor Co. Ltd.	8,663
387	Yaskawa Electric Corp.	15,779
84	Yokohama Rubber Co. Ltd. (The)	1,977

		992,477

	Macau—0.2%
1,487	Wynn Macau Ltd.	5,495

	Netherlands—4.1%
357	ASML Holding NV	67,509
102	Heineken Holding NV	10,339
187	Heineken NV	19,674
185	Koninklijke DSM NV	19,100

		116,622

	New Zealand—0.5%
1,061	a2 Milk Co. Ltd.(a)	9,045
515	Fisher & Paykel Healthcare Corp. Ltd.	4,606

		13,651

	Norway—0.6%
312	Storebrand ASA	2,668
598	Telenor ASA	13,244

		15,912

	Portugal—0.2%
10,203	Banco Comercial Portugues SA, Class R(a)	3,406
985	Sonae SGPS SA	1,337

		4,743

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Singapore—4.8%
1,773	CapitaLand Commercial Trust Ltd. REIT	$2,431
442	City Developments Ltd.	4,217
1,553	DBS Group Holdings Ltd.	35,929
3,613	Genting Singapore PLC	3,201
1,601	Keppel REIT	1,499
1,166	Keppel Corp. Ltd.	7,153
2,074	Mapletree Logistics Trust REIT	1,991
4,081	Oversea-Chinese Banking Corp. Ltd.	42,178
1,696	Suntec Real Estate Investment Trust REIT	2,496
1,137	United Overseas Bank Ltd.	25,719
492	UOL Group Ltd.	3,254
382	Venture Corp. Ltd.	5,984

		136,052

	Spain—1.6%
49	Aena SME SA(b)	10,104
426	Amadeus IT Group SA	31,060
211	Grifols SA ADR	4,288

		45,452

	Sweden—1.9%
109	Industrivarden AB, Class A	2,401
106	Industrivarden AB, Class C	2,241
176	Kinnevik AB, Class B	6,371
656	Sandvik AB	11,177
612	Svenska Cellulosa AB (SCA), Class B	6,802
222	Tele2 AB, Class B	2,890
184	Volvo AB, Class A	3,146
1,122	Volvo AB, Class B	18,982

		54,010

	Switzerland—3.5%
6	Givaudan SA	13,391
42	Kuehne + Nagel International AG	6,545
66	Lonza Group AG	16,150
22	Partners Group Holding AG	16,044
28	Schindler Holding AG-PC	5,782
3	Sika AG-BR	21,766
421	STMicroelectronics NV	9,183
18	Swisscom AG	8,642

		97,503

	United Arab Emirates—0.2%
104	NMC Health PLC	5,097

	United Kingdom—3.7%
639	3i Group PLC	8,266
111	Berkeley Group Holdings PLC (The)	6,218
679	CNH Industrial NV, Class A	8,364
264	easyJet PLC	5,753
986	Fiat Chrysler Automobiles NV(a)	21,984
173	Hargreaves Lansdown PLC	4,239
135	InterContinental Hotels Group PLC	8,514
151	Intertek Group PLC	10,140
3,803	Legal & General Group PLC	14,111
194	Persimmon PLC	7,255
1,237	Rentokil Initial PLC	5,217
89	Schroders PLC	4,037

		104,098

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco S&P International Developed Momentum ETF (IDMO) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United States—0.5%
178	Waste Connections, Inc.	$12,885

	Total Investments in Securities (Cost $2,648,070)—100.0%	2,818,620
	Other assets less liabilities—0.0%	555

	Net Assets—100.0%	$2,819,175

Investment Abbreviations:

ADR—American Depositary Receipt

BR—Bearer Shares

PC—Participation Certificate

REIT—Real Estate Investment Trust

RSP—Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2018 was $28,521, which represented 1.01% of the Fund’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco S&P MidCap Low Volatility ETF (XMLV)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Utilities	23.8
Real Estate	22.7
Financials	14.6
Information Technology	9.9
Materials	9.5
Industrials	8.7
Consumer Discretionary	4.6
Consumer Staples	3.5
Health Care	2.6
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Consumer Discretionary—4.6%
19,940	Cable One, Inc.	$12,664,293
51,684	Churchill Downs, Inc.	14,192,426
25,356	Graham Holdings Co., Class B	15,290,936
376,156	Service Corp. International	13,733,456

		55,881,111

	Consumer Staples—3.5%
111,161	Ingredion, Inc.	13,460,485
264,333	Lamb Weston Holdings, Inc.	17,266,232
420,637	Tootsie Roll Industries, Inc.	12,009,186

		42,735,903

	Financials—14.6%
24,338	Alleghany Corp.	13,986,318
132,186	American Financial Group, Inc.	14,966,099
717,591	Brown & Brown, Inc.	19,540,003
215,825	Commerce Bancshares, Inc.	13,709,204
247,918	Eaton Vance Corp.	13,484,260
260,202	First American Financial Corp.	13,298,924
119,641	Hanover Insurance Group, Inc. (The)	13,740,769
203,864	Interactive Brokers Group, Inc., Class A	15,126,709
663,156	Old Republic International Corp.	13,528,382
95,545	Reinsurance Group of America, Inc.	14,274,423
231,363	SEI Investments Co.	14,629,083
242,477	W.R. Berkley Corp.	18,079,085

		178,363,259

	Health Care—2.6%
106,610	Bio-Techne Corp.	16,088,515
167,085	STERIS PLC	15,792,874

		31,881,389

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials—8.7%
118,941	Carlisle Cos., Inc.	$12,813,514
112,213	Curtiss-Wright Corp.	14,367,753
270,290	Donaldson Co., Inc.	11,963,035
100,353	Hubbell, Inc.	10,422,663
110,956	IDEX Corp.	14,830,379
296,058	Rollins, Inc.	14,364,734
212,173	Toro Co. (The)	12,388,781
93,049	Watsco, Inc.	15,578,264

		106,729,123

	Information Technology—9.9%
161,160	Arrow Electronics, Inc.(b)	12,045,099
174,016	Broadridge Financial Solutions, Inc.	18,656,255
210,616	CDK Global, Inc.	13,740,588
342,372	CoreLogic, Inc.(b)	16,947,414
85,524	Fair Isaac Corp.(b)	14,811,046
165,990	Jack Henry & Associates, Inc.	19,832,485
196,132	MAXIMUS, Inc.	13,264,407
274,132	National Instruments Corp.	11,209,258

		120,506,552

	Materials—9.5%
209,399	AptarGroup, Inc.	19,578,807
187,018	Ashland Global Holdings, Inc.	12,376,851
42,611	NewMarket Corp.	16,173,005
271,241	RPM International, Inc.	13,100,940
226,105	Sensient Technologies Corp.	15,069,898
476,559	Silgan Holdings, Inc.	13,377,011
298,160	Sonoco Products Co.	15,313,498
544,868	Valvoline, Inc.	11,049,923

		116,039,933

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco S&P MidCap Low Volatility ETF (XMLV) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate—22.7%
386,463	American Campus Communities, Inc. REIT	$15,114,568
195,223	Camden Property Trust REIT	16,672,044
562,563	Corporate Office Properties Trust REIT	15,476,108
1,776,394	Cousins Properties, Inc. REIT	15,792,143
293,785	DCT Industrial Trust, Inc. REIT	19,263,482
478,237	Douglas Emmett, Inc. REIT	17,823,893
427,388	Education Realty Trust, Inc. REIT	14,065,339
243,979	EPR Properties REIT	13,423,725
558,427	First Industrial Realty Trust, Inc. REIT	17,372,664
498,755	Healthcare Realty Trust, Inc. REIT	13,880,352
420,390	Highwoods Properties, Inc. REIT	18,505,568
480,331	Hospitality Properties Trust REIT	11,950,635
222,602	Kilroy Realty Corp. REIT	15,953,885
423,883	Liberty Property Trust REIT	17,726,787
1,054,836	Medical Properties Trust, Inc. REIT	13,480,804
327,994	National Retail Properties, Inc. REIT	12,476,892
455,156	Rayonier, Inc. REIT	16,927,252
791,665	Senior Housing Properties Trust REIT	12,326,224

		278,232,365

	Utilities—23.8%
485,995	Aqua America, Inc.	17,082,724
229,546	Atmos Energy Corp.	19,945,252
274,881	Black Hills Corp.	15,580,255
594,863	Great Plains Energy, Inc.	19,469,866
616,178	Hawaiian Electric Industries, Inc.	21,375,215
209,369	IDACORP, Inc.	19,471,317
507,457	MDU Resources Group, Inc.	14,295,064
251,732	National Fuel Gas Co.	12,926,438
372,168	New Jersey Resources Corp.	15,389,147
331,345	NorthWestern Corp.	18,204,094
567,446	OGE Energy Corp.	18,651,950
249,224	ONE Gas, Inc.	17,375,897
402,817	PNM Resources, Inc.	15,971,694
195,708	Southwest Gas Holdings, Inc.	14,284,727
358,145	UGI Corp.	17,330,637
239,001	Vectren Corp.	16,794,600
317,152	Westar Energy, Inc.	17,183,295

		291,332,172

	Total Common Stocks & Other Equity Interests (Cost $1,157,854,526)	1,221,701,807

	Money Market Fund—0.0%
170,913	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(c) (Cost $170,913)	170,913

	Total Investments in Securities (Cost $1,158,025,439)—99.9%	1,221,872,720
	Other assets less liabilities—0.1%	834,083

	Net Assets—100.0%	$1,222,706,803

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Real Estate	21.6
Financials	19.0
Materials	10.5
Utilities	9.2
Consumer Staples	8.6
Consumer Discretionary	7.8
Information Technology	6.9
Industrials	6.4
Telecommunication Services	5.8
Health Care	4.3
Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.1%
	Consumer Discretionary—7.8%
4,266	Dine Brands Global, Inc.	$338,464
13,644	New Media Investment Group, Inc.	226,218

		564,682

	Consumer Staples—8.6%
2,233	Andersons, Inc. (The)	72,907
5,819	B&G Foods, Inc.	132,382
1,279	Inter Parfums, Inc.	65,485
276	J & J Snack Foods Corp.	37,925
1,041	Medifast, Inc.	104,496
2,969	Universal Corp.	139,691
474	WD-40 Co.	62,521

		615,407

	Financials—19.0%
12,490	Apollo Commercial Real Estate Finance, Inc. REIT	225,070
9,251	ARMOUR Residential REIT, Inc. REIT	209,350
26,336	Capstead Mortgage Corp. REIT	231,757
12,990	Invesco Mortgage Capital, Inc. REIT(b)	210,827
8,088	Northwest Bancshares, Inc.	134,261
9,450	Oritani Financial Corp.	144,585
10,228	Waddell & Reed Financial, Inc., Class A	207,015

		1,362,865

	Health Care—4.3%
653	Abaxis, Inc.	43,470
3,467	Computer Programs & Systems, Inc.	103,490
1,010	CONMED Corp.	65,681
2,152	Luminex Corp.	45,945
1,203	Phibro Animal Health Corp., Class A	50,887

		309,473

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials—6.4%
2,029	Brady Corp., Class A	$73,856
2,945	Briggs & Stratton Corp.	53,098
2,631	Mobile Mini, Inc.	110,502
4,070	Powell Industries, Inc.	122,303
6,617	Resources Connection, Inc.	103,556

		463,315

	Information Technology—6.9%
4,166	ADTRAN, Inc.	61,032
1,439	CSG Systems International, Inc.	61,575
11,805	Daktronics, Inc.	106,363
2,794	Monotype Imaging Holdings, Inc.	61,887
1,514	MTS Systems Corp.	76,911
4,019	NIC, Inc.	59,682
3,992	Park Electrochemical Corp.	67,984

		495,434

	Materials—10.5%
2,085	A. Schulman, Inc.	89,446
2,508	Hawkins, Inc.	81,510
3,215	Innophos Holdings, Inc.	133,037
590	Kaiser Aluminum Corp.	58,139
2,490	KapStone Paper and Packaging Corp.	85,706
4,704	Myers Industries, Inc.	109,603
3,822	P.H. Glatfelter Co.	79,842
2,950	Schweitzer-Mauduit International, Inc.	115,138

		752,421

	Real Estate—21.6%
22,136	Franklin Street Properties Corp. REIT	172,218
12,733	Government Properties Income Trust REIT	159,035
12,238	Hersha Hospitality Trust REIT	229,830
24,134	Independence Realty Trust, Inc. REIT	226,860

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
12,435	Kite Realty Group Trust REIT	$183,043
25,190	Lexington Realty Trust REIT	202,528
15,754	Ramco-Gershenson Properties Trust REIT	188,260
17,277	Whitestone REIT	187,455

		1,549,229

	Telecommunication Services—5.8%
1,137	ATN International, Inc.	60,261
3,184	Cogent Communications Holdings, Inc.	150,126
18,145	Consolidated Communications Holdings, Inc.	205,038

		415,425

	Utilities—9.2%
1,047	American States Water Co.	58,339
1,974	Avista Corp.	102,372
1,277	California Water Service Group	49,484
1,683	El Paso Electric Co.	85,917
1,987	Northwest Natural Gas Co.	121,803
4,297	South Jersey Industries, Inc.	132,777
1,508	Spire, Inc.	108,802

		659,494

	Total Investments in Securities (Cost $7,564,111)—100.1%	7,187,745
	Other assets less liabilities—(0.1)%	(10,276)

	Net Assets—100.0%	$7,177,469

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco S&P SmallCap Low Volatility ETF (XSLV)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Financials	29.0
Real Estate	24.2
Industrials	18.6
Information Technology	6.7
Utilities	6.2
Materials	5.0
Health Care	3.7
Consumer Discretionary	3.7
Consumer Staples	2.0
Energy	0.8
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Consumer Discretionary—3.7%
687,441	Belmond Ltd., Class A (United Kingdom)(b)	$7,355,619
267,979	M/I Homes, Inc.(b)	8,168,000
59,215	Marriott Vacations Worldwide Corp.	7,260,351
270,438	Scholastic Corp.	11,196,133
193,341	Standard Motor Products, Inc.	8,768,014

		42,748,117

	Consumer Staples—2.0%
75,689	J & J Snack Foods Corp.	10,400,426
98,978	WD-40 Co.	13,055,198

		23,455,624

	Energy—0.8%
507,508	Par Pacific Holdings, Inc.(b)	8,561,660

	Financials—29.0%
897,654	Apollo Commercial Real Estate Finance, Inc. REIT	16,175,725
507,001	ARMOUR Residential REIT, Inc. REIT	11,473,433
159,336	Banner Corp.	9,145,886
519,744	Brookline Bancorp, Inc.	8,627,750
1,468,330	Capstead Mortgage Corp. REIT	12,921,304
125,536	City Holding Co.	8,985,867
198,514	Columbia Banking System, Inc.	7,982,248
163,185	Community Bank System, Inc.	9,179,156
229,915	Employers Holdings, Inc.	9,403,524
604,253	First Commonwealth Financial Corp.	9,148,390
352,205	First Midwest Bancorp, Inc.	8,562,104
157,138	Firstcash, Inc.	13,623,865
230,429	Horace Mann Educators Corp.	10,300,176
87,515	Infinity Property & Casualty Corp.	11,551,980
225,738	INTL FCStone, Inc.(b)	10,117,577

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
775,115	Invesco Mortgage Capital, Inc. REIT(c)	$12,580,116
259,158	National Bank Holdings Corp., Class A	9,117,178
170,586	Navigators Group, Inc. (The)	9,638,109
234,181	NBT Bancorp, Inc.	8,556,974
587,716	Northfield Bancorp, Inc.	9,309,421
635,457	Northwest Bancshares, Inc.	10,548,586
500,099	Old National Bancorp	8,601,703
697,199	Oritani Financial Corp.	10,667,145
180,171	ProAssurance Corp.	8,522,088
350,435	Provident Financial Services, Inc.	9,153,362
141,060	RLI Corp.	8,926,277
155,613	Safety Insurance Group, Inc.	12,449,040
153,850	Selective Insurance Group, Inc.	9,107,920
281,622	Simmons First National Corp., Class A	8,504,984
251,845	Southside Bancshares, Inc.	8,771,761
218,436	Stewart Information Services Corp.	9,110,966
634,565	Third Point Reinsurance Ltd. (Bermuda)(b)	8,439,715
69,252	Virtus Investment Partners, Inc.	7,988,218
145,310	Westamerica Bancorporation(d)	8,109,751

		335,302,299

	Health Care—3.7%
36,294	Chemed Corp.	11,186,537
157,462	CONMED Corp.	10,239,754
480,864	Luminex Corp.	10,266,446
163,463	Neogen Corp.(b)	11,140,003

		42,832,740

	Industrials—18.6%
83,878	Alamo Group, Inc.	9,182,125
139,381	Albany International Corp., Class A	8,244,386

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Invesco S&P SmallCap Low Volatility ETF (XSLV) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
133,477	Applied Industrial Technologies, Inc.	$8,535,854
154,612	Barnes Group, Inc.	8,585,604
241,028	Brady Corp., Class A	8,773,419
119,382	Exponent, Inc.	10,314,605
206,146	Forrester Research, Inc.	8,204,611
166,261	Forward Air Corp.	8,976,431
404,195	Heartland Express, Inc.	7,206,797
207,285	Hillenbrand, Inc.	9,607,660
358,842	Interface, Inc.	7,894,524
175,443	Kaman Corp.	10,638,864
297,472	Kelly Services, Inc., Class A	8,704,031
209,794	Korn/Ferry International	11,215,587
101,144	Lindsay Corp.	8,886,512
159,774	Matthews International Corp., Class A	7,852,892
100,675	Moog, Inc., Class A(b)	8,252,330
121,291	Multi-Color Corp.	7,877,850
156,747	Simpson Manufacturing Co., Inc.	8,570,926
84,700	Standex International Corp.	8,211,665
180,745	Tetra Tech, Inc.	8,748,058
75,055	UniFirst Corp.	12,053,833
177,217	Viad Corp.	8,993,763
126,329	Watts Water Technologies, Inc., Class A	9,411,510

		214,943,837

	Information Technology—6.7%
243,150	Bottomline Technologies (de), Inc.(b)	9,609,288
900,767	Daktronics, Inc.	8,115,911
203,770	ExlService Holdings, Inc.(b)	11,779,944
480,556	Perficient, Inc.(b)	11,884,150
161,978	Plexus Corp.(b)	8,882,873
180,619	Progress Software Corp.	6,670,260
677,037	Rambus, Inc.(b)	9,139,999
671,148	Travelport Worldwide Ltd.	11,503,477

		77,585,902

	Materials—5.0%
136,294	Balchem Corp.	12,026,583
213,331	H.B. Fuller Co.	10,553,485
78,293	Kaiser Aluminum Corp.	7,714,992
128,598	Neenah, Inc.	10,030,644
61,993	Quaker Chemical Corp.	9,112,351
205,343	Schweitzer-Mauduit International, Inc.	8,014,537

		57,452,592

	Real Estate—24.2%
417,375	Acadia Realty Trust REIT	9,850,050
270,879	Agree Realty Corp. REIT	13,240,565
357,290	American Assets Trust, Inc. REIT	11,994,225
786,940	Armada Hoffler Properties, Inc. REIT	10,678,776
706,252	CareTrust REIT, Inc. REIT	9,329,589
546,522	Chatham Lodging Trust REIT	10,411,244
381,434	Chesapeake Lodging Trust REIT	11,267,560
332,814	Community Healthcare Trust, Inc. REIT	8,486,757
857,100	DiamondRock Hospitality Co. REIT	9,470,955
665,341	Easterly Government Properties, Inc. REIT	13,712,678
151,581	EastGroup Properties, Inc. REIT	13,608,942
496,627	Four Corners Property Trust, Inc. REIT	11,253,568

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
991,078	Franklin Street Properties Corp. REIT	$7,710,587
456,994	Getty Realty Corp. REIT	11,447,700
510,933	Government Properties Income Trust REIT	6,381,553
553,915	Hersha Hospitality Trust REIT	10,402,524
1,055,485	Independence Realty Trust, Inc. REIT	9,921,559
1,411,558	Lexington Realty Trust REIT	11,348,926
304,579	LTC Properties, Inc. REIT	11,010,531
372,613	National Storage Affiliates Trust REIT	9,807,174
111,469	PS Business Parks, Inc. REIT	12,850,146
604,377	Retail Opportunity Investments Corp. REIT	10,395,284
187,109	Saul Centers, Inc. REIT	8,953,166
591,285	Summit Hotel Properties, Inc. REIT	8,561,807
155,056	Universal Health Realty Income Trust REIT	9,292,506
563,118	Urstadt Biddle Properties, Inc., Class A REIT	11,189,155
674,341	Whitestone REIT	7,316,600

		279,894,127

	Utilities—6.2%
173,353	American States Water Co.	9,659,229
230,110	California Water Service Group	8,916,763
254,977	El Paso Electric Co.	13,016,576
219,141	Northwest Natural Gas Co.	13,433,343
361,859	South Jersey Industries, Inc.(d)	11,181,443
207,299	Spire, Inc.	14,956,623

		71,163,977

	Total Common Stocks & Other Equity Interests (Cost $1,112,319,539)	1,153,940,875

	Money Market Fund—0.1%
748,065	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(e) (Cost $748,065)	748,065

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,113,067,604)—100.0%	1,154,688,940

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.2%
14,470,758	Invesco Government & Agency Portfolio—Institutional Class, 1.61%(e)(f) (Cost $14,470,758)	14,470,758

	Total Investments in Securities (Cost $1,127,538,362)—101.2%	1,169,159,698
	Other assets less liabilities—(1.2)%	(14,042,429)

	Net Assets—100.0%	$1,155,117,269

Investment Abbreviations:

REIT—Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco S&P SmallCap Low Volatility ETF (XSLV) (continued)

April 30, 2018

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. See Note 4.
(d)	All or a portion of this security was out on loan at April 30, 2018.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Invesco S&P SmallCap Quality ETF (XSHQ)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Industrials	22.3
Consumer Discretionary	21.1
Information Technology	18.7
Financials	18.0
Health Care	10.4
Consumer Staples	3.6
Materials	2.7
Energy	1.5
Real Estate	1.5
Telecommunication Services	0.2
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Consumer Discretionary—21.1%
282	American Public Education, Inc.(b)	$11,365
384	Big 5 Sporting Goods Corp.	3,226
544	Buckle, Inc. (The)	12,539
1,452	Callaway Golf Co.	25,062
210	Capella Education Co.	19,267
358	Cato Corp. (The), Class A	5,803
2,441	Chico’s FAS, Inc.	24,239
351	Children’s Place, Inc. (The)	44,770
697	Dave & Buster’s Entertainment, Inc.(b)	29,616
546	Dorman Products, Inc.(b)	35,086
1,270	DSW, Inc., Class A	28,321
431	Ethan Allen Interiors, Inc.	9,504
630	Finish Line, Inc. (The), Class A	8,549
593	Fox Factory Holding Corp.(b)	19,717
950	Francesca’s Holdings Corp.(b)	4,703
316	Haverty Furniture Cos., Inc.	5,735
332	Hibbett Sports, Inc.(b)	9,030
639	iRobot Corp.(b)	37,292
272	Kirkland’s, Inc.(b)	2,880
825	La-Z-Boy, Inc.	23,760
445	LCI Industries	42,409
230	Movado Group, Inc.	9,074
506	Nautilus, Inc.(b)	7,362
516	Nutrisystem, Inc.	14,964
479	PetMed Express, Inc.	16,027
582	Ruth’s Hospitality Group, Inc.	15,627
198	Shoe Carnival, Inc.	4,825
1,048	Sleep Number Corp.(b)	29,700
894	Steven Madden Ltd.	43,136
317	Sturm Ruger & Co., Inc.	17,514

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
546	Tile Shop Holdings, Inc.	$3,740

		564,842

	Consumer Staples—3.6%
269	Calavo Growers, Inc.	25,205
269	Inter Parfums, Inc.	13,773
145	John B. Sanfilippo & Son, Inc.	8,249
221	Medifast, Inc.	22,184
213	WD-40 Co.	28,095

		97,506

	Energy—1.5%
525	Consol Energy, Inc.(b)	16,511
581	Exterran Corp.(b)	17,018
108	REX American Resources Corp.(b)	8,076

		41,605

	Financials—18.0%
312	AMERISAFE, Inc.	18,502
955	BofI Holding, Inc.(b)	38,467
1,303	Columbia Banking System, Inc.	52,394
820	Community Bank System, Inc.	46,125
1,783	First Commonwealth Financial Corp.	26,995
1,199	First Financial Bankshares, Inc.	59,410
964	Great Western Bancorp, Inc.	39,659
396	Greenhill & Co., Inc.	8,039
563	Investment Technology Group, Inc.	11,384
486	National Bank Holdings Corp., Class A	17,097
2,175	Northwest Bancshares, Inc.	36,105
876	OFG Bancorp	11,826
371	Opus Bank	10,462
617	RLI Corp.	39,044

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco S&P SmallCap Quality ETF (XSHQ) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
993	ServisFirst Bancshares, Inc.	$41,666
1,263	Waddell & Reed Financial, Inc., Class A	25,563

		482,738

	Health Care—10.4%
540	Cambrex Corp.(b)	28,593
264	Chemed Corp.	81,370
161	CorVel Corp.(b)	7,897
952	HealthEquity, Inc.(b)	62,518
107	Heska Corp.(b)	8,733
1,347	Momenta Pharmaceuticals, Inc.(b)	28,018
298	Providence Service Corp. (The)(b)	22,612
914	Quality Systems, Inc.(b)	12,275
740	Tivity Health, Inc.(b)	26,603

		278,619

	Industrials—22.3%
724	AAON, Inc.	24,616
165	Alamo Group, Inc.	18,063
651	Applied Industrial Technologies, Inc.	41,631
306	Astec Industries, Inc.	17,001
800	Brady Corp., Class A	29,120
574	Comfort Systems USA, Inc.	24,223
436	EnPro Industries, Inc.	32,765
171	Forrester Research, Inc.	6,806
532	Forward Air Corp.	28,723
605	Franklin Electric Co., Inc.	24,805
993	Hawaiian Holdings, Inc.	40,912
932	Heartland Express, Inc.	16,618
584	Insperity, Inc.	46,866
1,009	Interface, Inc.	22,198
614	Marten Transport Ltd.	11,973
78	National Presto Industries, Inc.	7,468
149	Powell Industries, Inc.	4,477
741	Raven Industries, Inc.	27,121
473	Resources Connection, Inc.	7,402
631	Simpson Manufacturing Co., Inc.	34,503
709	Trex Co., Inc.(b)	73,651
806	TrueBlue, Inc.(b)	21,480
820	WageWorks, Inc.(b)	34,153

		596,575

	Information Technology—18.7%
777	ADTRAN, Inc.	11,383
912	Advanced Energy Industries, Inc.(b)	54,310
373	Applied Optoelectronics, Inc.(b)	11,921
495	Badger Meter, Inc.	21,013
199	Bel Fuse, Inc., Class B	3,851
903	Benchmark Electronics, Inc.	23,749
1,127	Brooks Automation, Inc.	28,040
460	Cabot Microelectronics Corp.	46,667
651	Daktronics, Inc.	5,865
895	DHI Group, Inc.(b)	1,253
333	Ebix, Inc.	25,807
1,051	KEMET Corp.(b)	18,098
707	Methode Electronics, Inc.	28,209
173	MicroStrategy, Inc., Class A(b)	22,051

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
483	NETGEAR, Inc.(b)	$26,710
1,882	NIC, Inc.	27,948
1,236	Photronics, Inc.(b)	9,455
681	QuinStreet, Inc.(b)	7,654
593	Rudolph Technologies, Inc.(b)	15,033
649	SolarEdge Technologies, Inc.(b)	34,170
248	Stamps.com, Inc.(b)	56,482
911	Veeco Instruments, Inc.(b)	14,075
396	XO Group, Inc.(b)	8,585

		502,329

	Materials—2.7%
562	FutureFuel Corp.	6,575
307	Innophos Holdings, Inc.	12,704
265	Neenah, Inc.	20,670
218	Quaker Chemical Corp.	32,044

		71,993

	Real Estate—1.5%
342	PS Business Parks, Inc. REIT	39,426

	Telecommunication Services—0.2%
357	Spok Holdings, Inc.	5,319

	Total Common Stocks & Other Equity Interests (Cost $2,839,778)	2,680,952

	Money Market Fund—0.0%
232	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(c) (Cost $232)	232

	Total Investments in Securities (Cost $2,840,010)—100.0%	2,681,184
	Other assets less liabilities—(0.0)%	(183)

	Net Assets—100.0%	$2,681,001

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Statements of Assets and Liabilities

April 30, 2018

(Unaudited)

	Invesco FTSE International Low Beta Equal Weight ETF (IDLB)	Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)	Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)	Invesco Russell 1000 Equal Weight ETF (EQAL)
Assets:
Unaffiliated investments in securities, at value(a)	$125,625,339	$14,141,835	$116,752,277	$342,619,162
Affiliated investments in securities, at value	1,254,071	—	347,743	6,028,914
Foreign currencies, at value	71,540	2,193	—	—
Receivables:
Dividends	512,111	32,575	74,012	217,432
Foreign tax reclaims	201,805	16,166	—	—
Securities lending	4,618	30	—	4,847
Investments sold	77	—	—	—

Total Assets	127,669,561	14,192,799	117,174,032	348,870,355

Liabilities:
Due to custodian	651,243	31,031	71	—
Payables:
Collateral upon return of securities loaned	1,254,071	—	—	5,181,106
Investments purchased	2,021	2,055	261,085	890,276
Shares repurchased	—	—	—	—
Accrued unitary management fees	46,158	5,839	27,700	57,342
Accrued expenses	49	—	—	—

Total Liabilities	1,953,542	38,925	288,856	6,128,724

Net Assets	$125,716,019	$14,153,874	$116,885,176	$342,741,631

Net Assets Consist of:
Shares of beneficial interest	$110,288,845	$17,150,950	$113,720,383	$327,697,866
Undistributed net investment income	117,342	49,154	240,109	668,618
Undistributed net realized gain (loss)	2,688,437	(4,655,974)	858,383	7,399,246
Net unrealized appreciation (depreciation)	12,621,395	1,609,744	2,066,301	6,975,901

Net Assets	$125,716,019	$14,153,874	$116,885,176	$342,741,631

Shares outstanding (unlimited amount authorized, $0.01 par value)	4,100,001	400,000	4,350,001	11,150,001
Net asset value	$30.66	$35.38	$26.87	$30.74

Market price	$30.57	$35.32	$26.95	$30.77

Unaffiliated investments in securities, at cost	$113,001,960	$12,533,864	$114,655,651	$335,623,089

Affiliated investments in securities, at cost	$1,254,071	$—	$378,068	$6,049,086

Foreign currencies, at cost	$68,403	$1,373	$—	$—

(a) Includes securities on loan with an aggregate value of:	$1,185,405	$—	$—	$4,883,721

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)	Invesco S&P 500 Enhanced Value ETF (SPVU)	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)	Invesco S&P 500® High Beta ETF (SPHB)	Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	Invesco S&P 500® Low Volatility ETF (SPLV)	Invesco S&P 500 Minimum Variance ETF (SPMV)

$151,739,000	$25,643,136	$173,476,432	$444,153,372	$2,558,322,457	$6,907,188,073	$1,344,900
569,324	—	—	14,156,445	35,313,068	—	—
—	—	—	—	—	—	—

93,576	24,621	127,130	128,706	4,854,450	6,256,666	1,471
—	—	—	—	—	—	—
—	—	—	7,833	—	—	—
—	—	—	—	—	2,344,970	—

152,401,900	25,667,757	173,603,562	458,446,356	2,598,489,975	6,915,789,709	1,346,371

—	17,871	247,797	4,721	2,986,088	6,490,935	778

—	—	—	9,721,631	—	—	—
620,030	—	—	—	—	—	—
—	—	—	—	—	2,344,137	—
43,738	2,842	36,001	80,960	651,328	1,428,548	139
—	—	—	—	—	—	—

663,768	20,713	283,798	9,807,312	3,637,416	10,263,620	917

$151,738,132	$25,647,044	$173,319,764	$448,639,044	$2,594,852,559	$6,905,526,089	$1,345,454

$143,363,434	$22,692,791	$161,486,212	$476,040,630	$2,704,906,255	$6,595,017,322	$1,102,011
351,542	44,104	65,038	654,385	(356,487)	(1,339,566)	3,076
139,724	2,629,859	(2,262,335)	(20,918,448)	51,823,087	(6,310,328)	170,454
7,883,432	280,290	14,030,849	(7,137,523)	(161,520,296)	318,158,661	69,913

$151,738,132	$25,647,044	$173,319,764	$448,639,044	$2,594,852,559	$6,905,526,089	$1,345,454

4,950,001	750,001	5,150,001	10,700,000	65,500,000	148,200,000	50,001
$30.65	$34.20	$33.65	$41.93	$39.62	$46.60	$26.91

$30.66	$34.23	$33.70	$41.97	$39.63	$46.62	$26.94

$143,855,568	$25,362,846	$159,445,583	$450,391,436	$2,712,623,492	$6,589,029,412	$1,274,987

$569,324	$—	$—	$15,055,904	$42,532,329	$—	$—

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$9,364,400	$—	$—	$—

83

Statements of Assets and Liabilities (continued)

April 30, 2018

(Unaudited)

	Invesco S&P 500 Momentum ETF (SPMO)	Invesco S&P 500 Value with Momentum ETF (SPVM)	Invesco S&P Emerging Markets Low Volatility ETF (EELV)	Invesco S&P Emerging Markets Momentum ETF (EEMO)
Assets:
Unaffiliated investments in securities, at value(a)	$32,118,725	$2,798,821	$711,020,052	$31,098,079
Affiliated investments in securities, at value	17,416	22,307	2,303,111	990,526
Foreign currencies, at value	—	—	—	24,894
Receivables:
Dividends	13,887	1,792	1,263,953	72,397
Foreign tax reclaims	—	—	13,650	797
Securities lending	—	—	95	—
Investments sold	—	—	—	—
Cash segregated as collateral	—	—	1,155,515	—
Shares sold	—	—	—	—

Total Assets	32,150,028	2,822,920	715,756,376	32,186,693

Liabilities:
Due to custodian	—	—	23,616	98,963
Payables:
Collateral upon return of securities loaned	—	—	2,270,000	—
Investments purchased	—	—	—	—
Collateral upon receipt of securities in-kind	—	—	1,155,515	—
Accrued unitary management fees	2,637	698	155,846	33,976
Accrued expenses	—	—	—	—

Total Liabilities	2,637	698	3,604,977	132,939

Net Assets	$32,147,391	$2,822,222	$712,151,399	$32,053,754

Net Assets Consist of:
Shares of beneficial interest	$31,791,292	$2,570,485	$725,348,451	$(23,405,749)
Undistributed net investment income	19,762	4,248	1,744,959	(195,410)
Undistributed net realized gain (loss)	897,431	210,145	(35,206,857)	56,949,603
Net unrealized appreciation (depreciation)	(561,094)	37,344	20,264,846	(1,294,690)

Net Assets	$32,147,391	$2,822,222	$712,151,399	$32,053,754

Shares outstanding (unlimited amount authorized, $0.01 par value)	900,001	100,001	27,100,000	1,600,000
Net asset value	$35.72	$28.22	$26.28	$20.03

Market price	$35.76	$28.25	$26.21	$19.82

Unaffiliated investments in securities, at cost	$32,679,819	$2,755,741	$690,745,462	$32,439,245

Affiliated investments in securities, at cost	$17,416	$28,043	$2,303,111	$942,979

Foreign currencies, at cost	$—	$—	$153,180	$78,245

(a) Includes securities on loan with an aggregate value of:	$—	$—	$2,170,120	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)	Invesco S&P International Developed Low Volatility ETF (IDLV)	Invesco S&P International Developed Momentum ETF (IDMO)	Invesco S&P MidCap Low Volatility ETF (XMLV)	Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	Invesco S&P SmallCap Low Volatility ETF (XSLV)	Invesco S&P SmallCap Quality ETF (XSHQ)

$5,745,441	$605,388,221	$2,818,620	$1,221,701,807	$6,976,918	$1,141,360,759	$2,680,952
—	24,515,308	—	170,913	210,827	27,798,939	232
3,769	399,686	641	—	—	—	—

25,367	2,411,137	9,660	1,084,231	21,772	638,708	463
6,608	929,360	12,961	—	—	—	—
—	68,850	—	—	—	1,077	—
6	1,551	4	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	20,384,423	—

5,781,191	633,714,113	2,841,886	1,222,956,951	7,209,517	1,190,183,906	2,681,647

18,491	1,469,150	17,499	—	30,274	—	—

—	24,515,308	—	—	—	14,470,758	—
18,727	1,618,905	4,365	—	—	20,362,677	—
—	—	—	—	—	—	—
1,409	137,105	688	250,148	1,774	233,202	646
—	4,438	159	—	—	—	—

38,627	27,744,906	22,711	250,148	32,048	35,066,637	646

$5,742,564	$605,969,207	$2,819,175	$1,222,706,803	$7,177,469	$1,155,117,269	$2,681,001

$5,689,425	$602,079,006	$3,988,507	$1,132,624,896	$7,979,743	$1,080,251,627	$2,710,007
39,782	1,087,067	10,756	3,527,923	(44,174)	5,379,593	2,751
66,328	(20,596,575)	(1,351,183)	22,706,703	(381,734)	27,864,713	127,069
(52,971)	23,399,709	171,095	63,847,281	(376,366)	41,621,336	(158,826)

$5,742,564	$605,969,207	$2,819,175	$1,222,706,803	$7,177,469	$1,155,117,269	$2,681,001

200,001	18,100,000	100,000	27,150,000	300,001	25,500,000	100,001
$28.71	$33.48	$28.19	$45.04	$23.92	$45.30	$26.81

$29.03	$33.43	$28.14	$45.07	$23.96	$45.37	$26.85

$5,798,076	$581,954,737	$2,648,070	$1,157,854,526	$7,353,069	$1,099,634,106	$2,839,778

$—	$24,515,308	$—	$170,913	$211,042	$27,904,256	$232

$4,088	$408,499	$636	$—	$—	$—	$—

$—	$23,276,755	$—	$—	$—	$14,046,422	$—

85

Statements of Operations

For the six months ended April 30, 2018

(Unaudited)

	Invesco FTSE International Low Beta Equal Weight ETF (IDLB)	Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)	Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)	Invesco Russell 1000 Equal Weight ETF (EQAL)
Investment Income:
Unaffiliated dividend income	$1,712,152	$249,526	$955,813	$2,965,035
Affiliated dividend income	796	11	2,520	3,837
Non-cash dividend income	103,448	—	16,689	—
Securities lending income	11,893	5,028	—	27,680
Foreign withholding tax	(191,997)	(27,917)	(204)	(3,598)

Total Income	1,636,292	226,648	974,818	2,992,954

Expenses:
Unitary management fees	285,569	48,759	141,773	364,017
Trustees’ and officer’s fees	—	261	—	—

Total Expenses	285,569	49,020	141,773	364,017

Less: Waivers	(115)	(5,010)	(54)	(186)

Net Expenses	285,454	44,010	141,719	363,831

Net Investment Income	1,350,838	182,638	833,099	2,629,123

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Unaffiliated investment securities	(838,723)	112,952	(254,309)	(1,735,159)
Affiliated investment securities	—	—	(386)	26
Unaffiliated in-kind redemptions	6,909,218	—	1,122,677	19,678,434
Affiliated in-kind redemptions	—	—	—	3,087
Distribution of underlying fund shares	—	10,502	—	—
Foreign currencies	7,042	2	—	—

Net realized gain	6,077,537	123,456	867,982	17,946,388

Change in net unrealized appreciation (depreciation) on:
Unaffiliated investment securities	(614,638)	554,947	(427,745)	(12,046,293)
Affiliated investment securities	—	—	(30,566)	(36,174)
Foreign currencies	(4,029)	1,773	—	—

Net change in unrealized appreciation (depreciation)	(618,667)	556,720	(458,311)	(12,082,467)

Net realized and unrealized gain (loss)	5,458,870	680,176	409,671	5,863,921

Net increase (decrease) in net assets resulting from operations	$6,809,708	$862,814	$1,242,770	$8,493,044

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)	Invesco S&P 500 Enhanced Value ETF (SPVU)	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)	Invesco S&P 500® High Beta ETF (SPHB)	Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	Invesco S&P 500® Low Volatility ETF (SPLV)	Invesco S&P 500 Minimum Variance ETF (SPMV)

$1,506,777	$317,182	$1,401,109	$3,156,311	$60,319,552	$80,391,071	$20,463
787	136	148	66,034	764,223	9,876	9
72,335	—	—	—	—	—	—
—	—	—	44,566	—	—	—
—	—	—	—	—	—	—

1,579,899	317,318	1,401,257	3,266,911	61,083,775	80,400,947	20,472

266,979	23,331	194,518	499,127	4,289,138	8,912,486	1,096
—	—	—	—	—	—	—

266,979	23,331	194,518	499,127	4,289,138	8,912,486	1,096

(117)	(22)	(21)	(145)	(748)	(1,366)	(6)

266,862	23,309	194,497	498,982	4,288,390	8,911,120	1,090

1,313,037	294,009	1,206,760	2,767,929	56,795,385	71,489,827	19,382

(2,383,892)	(165,031)	(2,330,921)	(11,701,611)	(37,451,217)	(79,091,436)	(26,686)
—	—	—	(32,203)	(125,305)	—	—
11,584,723	3,004,057	6,921,793	33,814,171	164,557,600	451,445,629	197,957
—	—	—	63,956	(134,272)	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

9,200,831	2,839,026	4,590,872	22,144,313	126,846,806	372,354,193	171,271

(4,332,676)	(2,421,056)	(119,630)	(8,717,895)	(227,501,320)	(366,867,137)	(60,828)
—	—	—	(990,068)	(8,498,224)	—	—
—	—	—	—	—	—	—

(4,332,676)	(2,421,056)	(119,630)	(9,707,963)	(235,999,544)	(366,867,137)	(60,828)

4,868,155	417,970	4,471,242	12,436,350	(109,152,738)	5,487,056	110,443

$6,181,192	$711,979	$5,678,002	$15,204,279	$(52,357,353)	$76,976,883	$129,825

87

Statements of Operations (continued)

For the six months ended April 30, 2018

(Unaudited)

	Invesco S&P 500 Momentum ETF (SPMO)	Invesco S&P 500 Value with Momentum ETF (SPVM)	Invesco S&P Emerging Markets Low Volatility ETF (EELV)	Invesco S&P Emerging Markets Momentum ETF (EEMO)
Investment Income:
Unaffiliated dividend income	$76,715	$25,398	$3,830,007	$2,254,475
Affiliated dividend income	27	219	9,825	8,154
Non-cash dividend income	—	—	1,378,510	896,740
Securities lending income	—	—	888	—
Foreign withholding tax	—	—	(418,441)	(378,102)

Total Income	76,742	25,617	4,800,789	2,781,267

Expenses:
Unitary management fees	9,721	3,938	721,849	875,244
Less: Waivers	(4)	(1)	(258,130)	(342,826)

Net Expenses	9,717	3,937	463,719	532,418

Net Investment Income	67,025	21,680	4,337,070	2,248,849

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Unaffiliated investment securities	(185,485)	(17,857)	3,540,055	16,055,664
Affiliated investment securities	—	—	—	—
Unaffiliated in-kind redemptions	1,121,313	245,199	5,701,003	40,732,265
Affiliated in-kind redemptions	—	88	—	735,346
Foreign currencies	—	—	(451,103)	(541,326)

Net realized gain (loss)	935,828	227,430	8,789,955	56,981,949

Change in net unrealized appreciation (depreciation) on:
Unaffiliated investment securities	(760,332)	(155,206)	4,865,265	(49,343,713)
Affiliated investment securities	—	(5,736)	—	(786,909)
Foreign currencies	—	—	(7,622)	2,747

Net change in unrealized appreciation (depreciation)	(760,332)	(160,942)	4,857,643	(50,127,875)

Net realized and unrealized gain (loss)	175,496	66,488	13,647,598	6,854,074

Net increase (decrease) in net assets resulting from operations	$242,521	$88,168	$17,984,668	$9,102,923

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)	Invesco S&P International Developed Low Volatility ETF (IDLV)	Invesco S&P International Developed Momentum ETF (IDMO)	Invesco S&P MidCap Low Volatility ETF (XMLV)	Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	Invesco S&P SmallCap Low Volatility ETF (XSLV)	Invesco S&P SmallCap Quality ETF (XSHQ)

$135,408	$11,323,308	$33,902	$20,128,531	$173,621	$15,242,560	$16,077
42	2,607	8	6,625	5,453	326,424	6
683	—	304	—	—	—	—
—	134,865	—	—	—	12,827	—
(14,909)	(1,240,591)	(3,243)	—	—	—	(7)

121,224	10,220,189	30,971	20,135,156	179,074	15,581,811	16,076

7,181	1,034,005	4,956	1,542,341	10,963	1,413,139	3,533
(4)	(295,833)	(1,417)	(1,049)	(5)	(713)	(1)

7,177	738,172	3,539	1,541,292	10,958	1,412,426	3,532

114,047	9,482,017	27,432	18,593,864	168,116	14,169,385	12,544

(11,337)	(4,792,026)	—	(22,088,394)	(242,747)	1,990,253	9,648
—	—	—	—	25	710	—
134,677	15,038,164	70,334	72,968,007	148,701	56,912,854	144,698
—	—	—	—	—	1,644	—
(239)	(18,109)	550	—	—	—	—

123,101	10,228,029	70,884	50,879,613	(94,021)	58,905,461	154,346

(78,213)	(7,536,058)	(47,706)	(52,434,358)	(226,964)	(90,339,032)	(200,046)
—	—	—	—	(215)	(105,317)	—
(310)	(14,611)	215	—	—	—	—

(78,523)	(7,550,669)	(47,491)	(52,434,358)	(227,179)	(90,444,349)	(200,046)

44,578	2,677,360	23,393	(1,554,745)	(321,200)	(31,538,888)	(45,700)

$158,625	$12,159,377	$50,825	$17,039,119	$(153,084)	$(17,369,503)	$(33,156)

89

Statements of Changes in Net Assets

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco FTSE International Low Beta Equal Weight ETF (IDLB)		Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)
	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017
Operations:
Net investment income	$1,350,838	$3,511,056	$182,638	$237,251
Net realized gain (loss)	6,077,537	12,238,676	123,456	190,942
Net change in unrealized appreciation (depreciation)	(618,667)	12,871,187	556,720	1,540,226

Net increase in net assets resulting from operations	6,809,708	28,620,919	862,814	1,968,419

Distributions to Shareholders from:
Net investment income	(1,751,763)	(3,917,258)	(142,640)	(243,235)

Shareholder Transactions:
Proceeds from shares sold	24,533,874	43,501,641	—	3,222,756
Value of shares repurchased	(37,980,292)	(80,897,651)	—	(3,180,105)

Net increase (decrease) in net assets resulting from shares transactions	(13,446,418)	(37,396,010)	—	42,651

Increase (Decrease) in Net Assets	(8,388,473)	(12,692,349)	720,174	1,767,835

Net Assets:
Beginning of period	134,104,492	146,796,841	13,433,700	11,665,865

End of period	$125,716,019	$134,104,492	$14,153,874	$13,433,700

Undistributed net investment income at end of period	$117,342	$518,267	$49,154	$9,156

Changes in Shares Outstanding:
Shares sold	800,000	1,600,000	—	100,000
Shares repurchased	(1,250,000)	(2,900,000)	—	(100,000)
Shares outstanding, beginning of period	4,550,001	5,850,001	400,000	400,000

Shares outstanding, end of period	4,100,001	4,550,001	400,000	400,000

(a)	For the period July 11, 2017 (commencement of investment operations) through October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)		Invesco Russell 1000 Equal Weight ETF (EQAL)		Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)		Invesco S&P 500 Enhanced Value ETF (SPVU)
April 30, 2018	October 31, 2017(a)	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017

$833,099	$212,048	$2,629,123	$3,702,498	$1,313,037	$2,529,933	$294,009	$440,555
867,982	(9,599)	17,946,388	10,100,303	9,200,831	13,584,417	2,839,026	612,256
(458,311)	2,524,612	(12,082,467)	24,256,985	(4,332,676)	7,973,509	(2,421,056)	2,679,062

1,242,770	2,727,061	8,493,044	38,059,786	6,181,192	24,087,859	711,979	3,731,873

(704,203)	(100,835)	(2,518,318)	(3,397,369)	(1,399,068)	(2,395,027)	(344,704)	(348,743)

55,914,809	64,674,553	113,636,437	242,896,219	49,628,228	82,940,794	17,419,201	59,262,427
(6,868,979)	—	(92,364,325)	(77,547,535)	(56,186,850)	(89,822,766)	(43,414,247)	(12,692,825)

49,045,830	64,674,553	21,272,112	165,348,684	(6,558,622)	(6,881,972)	(25,995,046)	46,569,602

49,584,397	67,300,779	27,246,838	200,011,101	(1,776,498)	14,810,860	(25,627,771)	49,952,732

67,300,779	—	315,494,793	115,483,692	153,514,630	138,703,770	51,274,815	1,322,083

$116,885,176	$67,300,779	$342,741,631	$315,494,793	$151,738,132	$153,514,630	$25,647,044	$51,274,815

$240,109	$111,213	$668,618	$557,813	$351,542	$437,573	$44,104	$94,799

2,050,000	2,550,001	3,650,000	8,700,000	1,600,000	2,950,000	500,000	1,900,000
(250,000)	—	(3,050,000)	(2,700,000)	(1,800,000)	(3,150,000)	(1,300,000)	(400,000)
2,550,001	—	10,550,001	4,550,001	5,150,001	5,350,001	1,550,001	50,001

4,350,001	2,550,001	11,150,001	10,550,001	4,950,001	5,150,001	750,001	1,550,001

91

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)		Invesco S&P 500® High Beta ETF (SPHB)
	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017
Operations:
Net investment income	$1,206,760	$2,641,344	$2,767,929	$5,102,582
Net realized gain (loss)	4,590,872	20,049,802	22,144,313	81,891,959
Net change in unrealized appreciation (depreciation)	(119,630)	10,253,938	(9,707,963)	12,159,003

Net increase (decrease) in net assets resulting from operations	5,678,002	32,945,084	15,204,279	99,153,544

Distributions to Shareholders from:
Net investment income	(1,167,399)	(2,593,776)	(2,424,194)	(5,358,690)

Shareholder Transactions:
Proceeds from shares sold	88,427,324	131,851,703	426,736,055	1,052,063,298
Value of shares repurchased	(50,771,422)	(195,472,407)	(349,949,157)	(1,275,990,516)

Net increase (decrease) in net assets resulting from shares transactions	37,655,902	(63,620,704)	76,786,898	(223,927,218)

Increase (Decrease) in Net Assets	42,166,505	(33,269,396)	89,566,983	(130,132,364)

Net Assets:
Beginning of period	131,153,259	164,422,655	359,072,061	489,204,425

End of period	$173,319,764	$131,153,259	$448,639,044	$359,072,061

Undistributed net investment income at end of period	$65,038	$25,677	$654,385	$310,650

Changes in Shares Outstanding:
Shares sold	2,600,000	4,550,000	10,000,000	28,250,000
Shares repurchased	(1,500,000)	(6,650,000)	(8,250,000)	(34,450,000)
Shares outstanding, beginning of period	4,050,001	6,150,001	8,950,000	15,150,000

Shares outstanding, end of period	5,150,001	4,050,001	10,700,000	8,950,000

(a)	For the period July 11, 2017 (commencement of investment operations) through October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)		Invesco S&P 500® Low Volatility ETF (SPLV)		Invesco S&P 500 Minimum Variance ETF (SPMV)		Invesco S&P 500 Momentum ETF (SPMO)
April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017(a)	April 30, 2018	October 31, 2017

$56,795,385	$98,199,117	$71,489,827	$145,254,170	$19,382	$15,354	$67,025	$23,533
126,846,806	184,569,396	372,354,193	444,090,605	171,271	(817)	935,828	204,423
(235,999,544)	73,529,904	(366,867,137)	468,264,797	(60,828)	130,741	(760,332)	145,527

(52,357,353)	356,298,417	76,976,883	1,057,609,572	129,825	145,278	242,521	373,483

(57,151,872)	(107,583,441)	(72,829,393)	(145,029,675)	(23,892)	(7,768)	(50,180)	(24,884)

793,489,924	2,107,138,978	2,594,421,410	4,465,475,987	1,381,755	2,491,823	42,990,913	2,991,006
(1,062,728,929)	(2,005,683,823)	(2,833,406,398)	(4,688,707,093)	(2,771,567)	—	(12,698,765)	(3,004,960)

(269,239,005)	101,455,155	(238,984,988)	(223,231,106)	(1,389,812)	2,491,823	30,292,148	(13,954)

(378,748,230)	350,170,131	(234,837,498)	689,348,791	(1,283,879)	2,629,333	30,484,489	334,645

2,973,600,789	2,623,430,658	7,140,363,587	6,451,014,796	2,629,333	—	1,662,902	1,328,257

$2,594,852,559	$2,973,600,789	$6,905,526,089	$7,140,363,587	$1,345,454	$2,629,333	$32,147,391	$1,662,902

$(356,487)	$—	$(1,339,566)	$—	$3,076	$7,586	$19,762	$2,917

18,950,000	52,700,000	55,050,000	102,100,000	50,000	100,001	1,200,000	100,000
(25,550,000)	(50,200,000)	(60,200,000)	(108,150,000)	(100,000)	—	(350,000)	(100,000)
72,100,000	69,600,000	153,350,000	159,400,000	100,001	—	50,001	50,001

65,500,000	72,100,000	148,200,000	153,350,000	50,001	100,001	900,001	50,001

93

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco S&P 500 Value with Momentum ETF (SPVM)		Invesco S&P Emerging Markets Low Volatility ETF (EELV)
	April 30, 2018	October 31, 2017(a)	April 30, 2018	October 31, 2017
Operations:
Net investment income	$21,680	$24,402	$4,337,070	$7,025,316
Net realized gain	227,430	25,148	8,789,955	5,734,338
Net change in unrealized appreciation (depreciation)	(160,942)	198,286	4,857,643	18,128,472

Net increase in net assets resulting from operations	88,168	247,836	17,984,668	30,888,126

Distributions to Shareholders from:
Net investment income	(23,682)	(18,152)	(3,097,514)	(6,749,056)
Net realized gains	—	—	—	—

Total distributions to shareholders	(23,682)	(18,152)	(3,097,514)	(6,749,056)

Shareholder Transactions:
Proceeds from shares sold	2,894,756	3,780,281	472,891,959	14,830,763
Value of shares repurchased	(2,862,595)	(1,284,390)	(54,002,976)	(30,679,345)
Transaction fees	—	—	543,326	63,879

Net increase (decrease) in net assets resulting from shares transactions	32,161	2,495,891	419,432,309	(15,784,703)

Increase (Decrease) in Net Assets	96,647	2,725,575	434,319,463	8,354,367

Net Assets:
Beginning of period	2,725,575	—	277,831,936	269,477,569

End of period	$2,822,222	$2,725,575	$712,151,399	$277,831,936

Undistributed net investment income at end of period	$4,248	$6,250	$1,744,959	$505,403

Changes in Shares Outstanding:
Shares sold	100,000	150,001	17,900,000	600,000
Shares repurchased	(100,000)	(50,000)	(2,100,000)	(1,400,000)
Shares outstanding, beginning of period	100,001	—	11,300,000	12,100,000

Shares outstanding, end of period	100,001	100,001	27,100,000	11,300,000

(a)	For the period April 3, 2017 (commencement of investment operations) through October 31, 2017.
(b)	For the period November 29, 2016 (commencement of investment operations) through October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Invesco S&P Emerging Markets Momentum ETF (EEMO)		Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)		Invesco S&P International Developed Low Volatility ETF (IDLV)		Invesco S&P International Developed Momentum ETF (IDMO)
April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017(b)	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017

$2,248,849	$3,566,319	$114,047	$124,171	$9,482,017	$16,055,102	$27,432	$77,070
56,981,949	16,577,749	123,101	367,701	10,228,029	32,311,366	70,884	139,831
(50,127,875)	48,768,980	(78,523)	25,552	(7,550,669)	33,948,665	(47,491)	275,481

9,102,923	68,913,048	158,625	517,424	12,159,377	82,315,133	50,825	492,382

(2,864,000)	(2,740,197)	(86,923)	(111,591)	(9,727,576)	(17,508,487)	(28,686)	(87,699)
(15,245,850)	—	—	—	—	—	—	—

(18,109,850)	(2,740,197)	(86,923)	(111,591)	(9,727,576)	(17,508,487)	(28,686)	(87,699)

128,276,184	321,008,235	2,908,375	10,918,862	163,559,998	427,582,104	1,435,481	—
(478,611,605)	—	(1,495,573)	(7,066,635)	(129,146,179)	(307,401,677)	(1,434,155)	(1,144,402)
409,987	2,217,934	—	—	—	—	—	—

(349,925,434)	323,226,169	1,412,802	3,852,227	34,413,819	120,180,427	1,326	(1,144,402)

(358,932,361)	389,399,020	1,484,504	4,258,060	36,845,620	184,987,073	23,465	(739,719)

390,986,115	1,587,095	4,258,060	—	569,123,587	384,136,514	2,795,710	3,535,429

$32,053,754	$390,986,115	$5,742,564	$4,258,060	$605,969,207	$569,123,587	$2,819,175	$2,795,710

$(195,410)	$419,741	$39,782	$12,658	$1,087,067	$1,332,626	$10,756	$12,010

6,050,000	18,650,000	100,000	400,001	4,850,000	13,400,000	50,000	—
(23,200,000)	—	(50,000)	(250,000)	(3,850,000)	(9,400,000)	(50,000)	(50,000)
18,750,000	100,000	150,001	—	17,100,000	13,100,000	100,000	150,000

1,600,000	18,750,000	200,001	150,001	18,100,000	17,100,000	100,000	100,000

95

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco S&P MidCap Low Volatility ETF (XMLV)		Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
	April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017(a)
Operations:
Net investment income	$18,593,864	$15,787,266	$168,116	$240,595
Net realized gain (loss)	50,879,613	51,677,535	(94,021)	107,197
Net change in unrealized appreciation (depreciation)	(52,434,358)	92,875,997	(227,179)	(149,187)

Net increase (decrease) in net assets resulting from operations	17,039,119	160,340,798	(153,084)	198,605

Distributions to Shareholders from:
Net investment income	(18,151,132)	(14,587,225)	(212,290)	(276,845)

Shareholder Transactions:
Proceeds from shares sold	428,591,398	865,051,116	1,248,808	13,849,536
Value of shares repurchased	(399,990,889)	(497,680,763)	(1,243,549)	(6,233,712)

Net increase in net assets resulting from shares transactions	28,600,509	367,370,353	5,259	7,615,824

Increase (Decrease) in Net Assets	27,488,496	513,123,926	(360,115)	7,537,584

Net Assets:
Beginning of period	1,195,218,307	682,094,381	7,537,584	—

End of period	$1,222,706,803	$1,195,218,307	$7,177,469	$7,537,584

Undistributed net investment income at end of period	$3,527,923	$3,085,191	$(44,174)	$—

Changes in Shares Outstanding:
Shares sold	9,500,000	20,500,000	50,000	550,001
Shares repurchased	(8,900,000)	(11,800,000)	(50,000)	(250,000)
Shares outstanding, beginning of period	26,550,000	17,850,000	300,001	—

Shares outstanding, end of period	27,150,000	26,550,000	300,001	300,001

(a)	For the period November 29, 2016 (commencement of investment operations) through October 31, 2017.
(b)	For the period April 3, 2017 (commencement of investment operations) through October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

Invesco S&P SmallCap Low Volatility ETF (XSLV)		Invesco S&P SmallCap Quality ETF (XSHQ)
April 30, 2018	October 31, 2017	April 30, 2018	October 31, 2017(b)

$14,169,385	$20,526,502	$12,544	$11,518
58,905,461	67,024,522	154,346	67,749
(90,444,349)	95,413,872	(200,046)	41,220

(17,369,503)	182,964,896	(33,156)	120,487

(12,134,765)	(18,420,981)	(11,650)	(9,661)

387,937,822	716,336,132	2,786,244	3,727,343
(282,788,540)	(453,228,874)	(1,365,841)	(2,532,765)

105,149,282	263,107,258	1,420,403	1,194,578

75,645,014	427,651,173	1,375,597	1,305,404

1,079,472,255	651,821,082	1,305,404	—

$1,155,117,269	$1,079,472,255	$2,681,001	$1,305,404

$5,379,593	$3,344,973	$2,751	$1,857

8,450,000	16,700,000	100,000	150,001
(6,200,000)	(10,650,000)	(50,000)	(100,000)
23,250,000	17,200,000	50,001	—

25,500,000	23,250,000	100,001	50,001

97

Financial Highlights

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017	For the Period November 4, 2015(a) Through October 31, 2016

Per Share Operating Performance:
Net asset value at beginning of period	$29.47		$25.09	$24.92
Net investment income(b)	0.32		0.64	0.54
Net realized and unrealized gain on investments	1.28		4.45	0.03
Total from investment operations	1.60		5.09	0.57
Distributions to shareholders from:
Net investment income	(0.41)		(0.71)	(0.40)
Net asset value at end of period	$30.66		$29.47	$25.09
Market price at end of period(c)	$30.57		$29.44	$25.20
Net Asset Value Total Return(d)	5.46%		20.63%	2.33	%(e)
Market Price Total Return(d)	5.26%		19.98%	2.77	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$125,716		$134,104	$146,797
Ratio to average net assets of:
Expenses	0.45	%(f)	0.45%	0.45	%(f)
Net investment income	2.13	%(f)	2.38%	2.22	%(f)
Portfolio turnover rate(g)	23%		39%	59%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (November 5, 2015, the first day of trading on the exchange) to October 31, 2016 was 2.17%. The market price total return from Fund Inception to October 31, 2016 was 2.16%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$33.58		$29.16	$27.68	$34.14	$34.43	$33.31
Net investment income(a)	0.46		0.58	0.56	0.71	0.64	0.50
Net realized and unrealized gain (loss) on investments	1.57		4.39	1.56	(6.53)	(0.31)	1.06
Total from investment operations	2.03		4.97	2.12	(5.82)	0.33	1.56
Distributions to shareholders from:
Net investment income	(0.23)		(0.55)	(0.64)	(0.64)	(0.62)	(0.44)
Net asset value at end of period	$35.38		$33.58	$29.16	$27.68	$34.14	$34.43
Market price at end of period(b)	$35.32
Net Asset Value Total Return(c)	6.47%		17.14%	7.80%	(17.21)%	0.99%	4.76%
Market Price Total Return(c)	6.58%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$14,154		$13,434	$11,666	$11,072	$13,654	$10,328
Ratio to average net assets of:
Expenses, after Waivers(d)	0.63	%(e)	0.66%	0.66%	0.64%	0.60%	0.60%
Expenses, prior to Waivers(d)	0.70	%(e)	0.71%	0.71%	0.70%	0.70%	0.71%
Net investment income, after Waivers	2.78	%(e)	1.86%	2.07%	2.26%	1.86%	1.47%
Portfolio turnover rate(f)	6%		23%	11%	99%	25%	38%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

Financial Highlights (continued)

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)

	Six Months Ended April 30, 2018 (Unaudited)		For the Period July 11, 2017(a) Through October 31, 2017

Per Share Operating Performance:
Net asset value at beginning of period	$26.39		$24.98
Net investment income(b)	0.23		0.11
Net realized and unrealized gain on investments	0.52		1.35
Total from investment operations	0.75		1.46
Distributions to shareholders from:
Net investment income	(0.27)		(0.05)
Net asset value at end of period	$26.87		$26.39
Market price at end of period(c)	$26.95		$26.43
Net Asset Value Total Return(d)	2.55%		5.84	%(e)
Market Price Total Return(d)	2.70%		6.00	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$116,885		$67,301
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29	%(f)
Net investment income	1.70	%(f)	1.35	%(f)
Portfolio turnover rate(g)	14%		2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (July 13, 2017, the first day of trading on the exchange) to October 31, 2017 was 4.96%. The market price total return from Fund Inception to October 31, 2017 was 5.08%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Russell 1000 Equal Weight ETF (EQAL)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,		For the Period December 22, 2014(a) Through October 31, 2015
			2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$29.90		$25.38	$24.44	$25.05
Net investment income(b)	0.22		0.42	0.41	0.32
Net realized and unrealized gain (loss) on investments	0.83		4.50	0.95	(0.71)
Total from investment operations	1.05		4.92	1.36	(0.39)
Distributions to shareholders from:
Net investment income	(0.21)		(0.40)	(0.42)	(0.22)
Net asset value at end of period	$30.74		$29.90	$25.38	$24.44
Market price at end of period(c)	$30.77		$29.91	$25.41	$24.48
Net Asset Value Total Return(d)	3.50%		19.48%	5.67%	(1.58	)%(e)
Market Price Total Return(d)	3.57%		19.38%	5.62%	(1.42	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$342,742		$315,495	$115,484	$149,084
Ratio to average net assets of:
Expenses	0.20	%(f)	0.20%	0.20%	0.20	%(f)
Net investment income	1.44	%(f)	1.48%	1.70%	1.49	%(f)
Portfolio turnover rate(g)	10%		29%	31%	24%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (December 23, 2014, the first day of trading on the exchange) to October 31, 2015 was (2.01)%. The market price total return from Fund Inception to October 31, 2015 was (1.93)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

99

Financial Highlights (continued)

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017	For the Period November 2, 2015(a) Through October 31, 2016

Per Share Operating Performance:
Net asset value at beginning of period	$29.81		$25.93	$25.31
Net investment income(b)	0.26		0.45	0.42
Net realized and unrealized gain on investments	0.86		3.83	0.53
Total from investment operations	1.12		4.28	0.95
Distributions to shareholders from:
Net investment income	(0.28)		(0.40)	(0.33)
Net asset value at end of period	$30.65		$29.81	$25.93
Market price at end of period(c)	$30.66		$29.81	$25.95
Net Asset Value Total Return(d)	3.75%		16.60%	3.78	%(e)
Market Price Total Return(d)	3.78%		16.51%	3.86	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$151,738		$153,515	$138,704
Ratio to average net assets of:
Expenses	0.35	%(f)	0.35%	0.35	%(f)
Net investment income	1.72	%(f)	1.60%	1.66	%(f)
Portfolio turnover rate(g)	38%		40%	118%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (November 5, 2015, the first day of trading on the exchange) to October 31, 2016 was 4.19%. The market price total return from Fund Inception to October 31, 2016 was 4.15%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P 500 Enhanced Value ETF (SPVU)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,		For the Period October 6, 2015(a) Through October 31, 2015
			2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$33.08		$26.44	$25.78	$25.04
Net investment income(b)	0.38		0.57	0.63	0.01
Net realized and unrealized gain on investments	1.47		6.44	0.38	0.73
Total from investment operations	1.85		7.01	1.01	0.74
Distributions to shareholders from:
Net investment income	(0.73)		(0.37)	(0.35)	—
Net asset value at end of period	$34.20		$33.08	$26.44	$25.78
Market price at end of period(c)	$34.23		$33.10	$26.45	$25.83
Net Asset Value Total Return(d)	5.56%		26.58%	4.03%	2.96	%(e)
Market Price Total Return(d)	5.58%		26.61%	3.86%	3.15	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$25,647		$51,275	$1,322	$2,578
Ratio to average net assets of:
Expenses	0.18	%(f)	0.25%	0.25%	0.25	%(f)
Net investment income	2.23	%(f)	1.81%	2.53%	0.63	%(f)
Portfolio turnover rate(g)	8%		36%	42%	0	%(h)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (October 9, 2015, the first day of trading on the exchange) to October 31, 2015 was 1.38%. The market price total return from Fund Inception to October 31, 2015 was 1.45%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

100

Financial Highlights (continued)

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,		For the Period April 6, 2015(a) Through October 31, 2015
			2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$32.38		$26.74	$25.36	$25.14
Net investment income(b)	0.26		0.51	0.44	0.23
Net realized and unrealized gain on investments	1.26		5.62	1.39	0.18
Total from investment operations	1.52		6.13	1.83	0.41
Distributions to shareholders from:
Net investment income	(0.25)		(0.49)	(0.45)	(0.19)
Return of capital	—		—	—	(0.00	)(c)
Total distributions	(0.25)		(0.49)	(0.45)	(0.19)
Net asset value at end of period	$33.65		$32.38	$26.74	$25.36
Market price at end of period(d)	$33.70		$32.38	$26.75	$25.42
Net Asset Value Total Return(e)	4.70%		23.11%	7.29%	1.62	%(f)
Market Price Total Return(e)	4.85%		23.06%	7.08%	1.86	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$173,320		$131,153	$164,423	$107,785
Ratio to average net assets of:
Expenses	0.25	%(g)	0.25%	0.25%	0.25	%(g)
Net investment income	1.55	%(g)	1.75%	1.65%	1.65	%(g)
Portfolio turnover rate(h)	34%		61%	52%	32%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (April 9, 2015, the first day of trading on the exchange) to October 31, 2015 was 1.62%. The market price total return from Fund Inception to October 31, 2015 was 1.78%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P 500® High Beta ETF (SPHB)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$40.12		$32.29	$31.38	$34.04	$28.51	$20.42
Net investment income(a)	0.29		0.44	0.39	0.37	0.29	0.22
Net realized and unrealized gain (loss) on investments	1.78		8.01	0.84	(2.58)	5.54	8.08
Total from investment operations	2.07		8.45	1.23	(2.21)	5.83	8.30
Distributions to shareholders from:
Net investment income	(0.26)		(0.62)	(0.32)	(0.45)	(0.30)	(0.21)
Net asset value at end of period	$41.93		$40.12	$32.29	$31.38	$34.04	$28.51
Market price at end of period(b)	$41.97		$40.12	$32.32	$31.42	$34.05	$28.54
Net Asset Value Total Return(c)	5.14%		26.32%	4.02%	(6.56)%	20.55%	40.88%
Market Price Total Return(c)	5.24%		26.20%	3.98%	(6.47)%	20.47%	41.10%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$448,639		$359,072	$489,204	$80,025	$233,167	$530,209
Ratio to average net assets of:
Expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	1.39	%(d)	1.18%	1.28%	1.09%	0.93%	0.89%
Portfolio turnover rate(e)	38%		80%	55%	90%	78%	65%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

101

Financial Highlights (continued)

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$41.24		$37.69	$33.22	$32.14	$28.36	$25.03
Net investment income(a)	0.81		1.33	1.29	1.10	1.01	0.98
Net realized and unrealized gain (loss) on investments	(1.61)		3.68	4.51	1.13	3.86	3.41
Total from investment operations	(0.80)		5.01	5.80	2.23	4.87	4.39
Distributions to shareholders from:
Net investment income	(0.82)		(1.46)	(1.33)	(1.15)	(1.07)	(1.06)
Net realized gains	—		—	—	—	(0.02)	—
Total distributions	(0.82)		(1.46)	(1.33)	(1.15)	(1.09)	(1.06)
Net asset value at end of period	$39.62		$41.24	$37.69	$33.22	$32.14	$28.36
Market price at end of period(b)	$39.63		$41.25	$37.72	$33.27	$32.15	$28.39
Net Asset Value Total Return(c)	(2.00)%		13.48%	17.75%	7.07%	17.59%	17.95%
Market Price Total Return(c)	(2.00)%		13.42%	17.66%	7.20%	17.50%	18.03%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,594,853		$2,973,601	$2,623,431	$538,180	$210,523	$138,965
Ratio to average net assets of:
Expenses	0.30	%(d)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	3.97	%(d)	3.31%	3.48%	3.38%	3.39%	3.59%
Portfolio turnover rate(e)	27%		56%	50%	48%	53%	47%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P 500® Low Volatility ETF (SPLV)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$46.56		$40.47	$38.34	$36.60	$32.56	$28.07
Net investment income(a)	0.47		0.95	0.81	0.85	0.83	0.88
Net realized and unrealized gain (loss) on investments	0.05		6.09	2.16	1.78	4.04	4.51
Total from investment operations	0.52		7.04	2.97	2.63	4.87	5.39
Distributions to shareholders from:
Net investment income	(0.48)		(0.95)	(0.84)	(0.89)	(0.83)	(0.90)
Net asset value at end of period	$46.60		$46.56	$40.47	$38.34	$36.60	$32.56
Market price at end of period(b)	$46.62		$46.57	$40.50	$38.40	$36.62	$32.59
Net Asset Value Total Return(c)	1.11%		17.57%	7.80%	7.28%	15.18%	19.51%
Market Price Total Return(c)	1.12%		17.51%	7.72%	7.39%	15.14%	19.58%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,905,526		$7,140,364	$6,451,015	$5,051,233	$4,498,516	$3,975,657
Ratio to average net assets of:
Expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	2.01	%(d)	2.18%	2.02%	2.26%	2.44%	2.87%
Portfolio turnover rate(e)	29%		49%	53%	65%	51%	50%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

102

Financial Highlights (continued)

Invesco S&P 500 Minimum Variance ETF (SPMV)

	Six Months Ended April 30, 2018 (Unaudited)		For the Period July 11, 2017(a) Through October 31, 2017

Per Share Operating Performance:
Net asset value at beginning of period	$26.29		$24.92
Net investment income(b)	0.31		0.15
Net realized and unrealized gain on investments	0.88		1.30
Total from investment operations	1.19		1.45
Distributions to shareholders from:
Net investment income	(0.57)		(0.08)
Net asset value at end of period	$26.91		$26.29
Market price at end of period(c)	$26.94		$26.30
Net Asset Value Total Return(d)	4.14%		5.81	%(e)
Market Price Total Return(d)	4.21%		5.85	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,345		$2,629
Ratio to average net assets of:
Expenses	0.13	%(f)	0.13	%(f)
Net investment income	2.30	%(f)	1.97	%(f)
Portfolio turnover rate(g)	27%		14%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (July 13, 2017, the first day of trading on the exchange) to October 31, 2017 was 4.97%. The market price total return from Fund Inception to October 31, 2017 was 4.93%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P 500 Momentum ETF (SPMO)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,		For the Period October 6, 2015(a) Through October 31, 2015
			2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$33.26		$26.56	$26.06	$24.65
Net investment income(b)	0.17		0.46	0.41	0.01
Net realized and unrealized gain on investments	2.41		6.72	0.44	1.40
Total from investment operations	2.58		7.18	0.85	1.41
Distributions to shareholders from:
Net investment income	(0.12)		(0.48)	(0.35)	—
Net asset value at end of period	$35.72		$33.26	$26.56	$26.06
Market price at end of period(c)	$35.76		$33.23	$26.58	$26.12
Net Asset Value Total Return(d)	7.76%		27.35%	3.28%	5.72	%(e)
Market Price Total Return(d)	7.97%		27.14%	3.12%	5.96	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$32,147		$1,663	$1,328	$2,606
Ratio to average net assets of:
Expenses	0.14	%(f)	0.25%	0.25%	0.25	%(f)
Net investment income	0.99	%(f)	1.61%	1.60%	0.69	%(f)
Portfolio turnover rate(g)	69%		140%	105%	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (October 9, 2015, the first day of trading on the exchange) to October 31, 2015 was 3.62%. The market price total return from Fund Inception to October 31, 2015 was 3.77%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

103

Financial Highlights (continued)

Invesco S&P 500 Value with Momentum ETF (SPVM)

	Six Months Ended April 30,2018 (Unaudited)		For the Period April 3, 2017(a) Through October 31, 2017
Per Share Operating Performance:
Net asset value at beginning of period	$27.26		$24.93
Net investment income(b)	0.23		0.24
Net realized and unrealized gain on investments	0.97		2.24
Total from investment operations	1.20		2.48
Distributions to shareholders from:
Net investment income	(0.24)		(0.15)
Net asset value at end of period	$28.22		$27.26
Market price at end of period(c)	$28.25		$27.28
Net Asset Value Total Return(d)	4.38%		9.99	%(e)
Market Price Total Return(d)	4.41%		10.07	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,822		$2,726
Ratio to average net assets of:
Expenses	0.30	%(f)	0.30	%(f)
Net investment income	1.65	%(f)	1.65	%(f)
Portfolio turnover rate(g)	26%		37%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (April 6, 2017, the first day of trading on the exchange) to October 31, 2017 was 9.99%. The market price total return from Fund Inception to October 31, 2017 was 10.12%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$24.59		$22.27	$22.31	$27.37	$28.59	$27.15
Net investment income(a)	0.34		0.63	0.57	0.69	0.75	0.75
Net realized and unrealized gain (loss) on investments	1.60		2.29	(0.14)	(5.11)	(1.26)	1.17
Total from investment operations	1.94		2.92	0.43	(4.42)	(0.51)	1.92
Distributions to shareholders from:
Net investment income	(0.29)		(0.61)	(0.49)	(0.66)	(0.72)	(0.50)
Transaction fees(a)	0.04		0.01	0.02	0.02	0.01	0.02
Net asset value at end of period	$26.28		$24.59	$22.27	$22.31	$27.37	$28.59
Market price at end of period(b)	$26.21		$24.63	$22.15	$22.13	$27.24	$28.56
Net Asset Value Total Return(c)	8.13%		13.30%	2.12%	(16.21)%	(1.74)%	7.24%
Market Price Total Return(c)	7.67%		14.09%	2.39%	(16.48)%	(2.11)%	7.60%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$712,151		$277,832	$269,478	$176,244	$238,096	$217,254
Ratio to average net assets of:
Expenses, after Waivers	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	0.29%
Expenses, prior to Waivers	0.45	%(d)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income, after Waivers	2.70	%(d)	2.74%	2.60%	2.78%	2.72%	2.70%
Portfolio turnover rate(e)	37%		81%	73%	89%	82%	101%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

104

Financial Highlights (continued)

Invesco S&P Emerging Markets Momentum ETF (EEMO)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017		2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$20.85		$15.87		$16.20	$21.70	$22.11	$21.74
Net investment income(a)	0.12		0.40		0.22	0.52	0.47	0.34
Net realized and unrealized gain (loss) on investments	(0.06)		4.70		(0.23)	(5.69)	(0.43)	0.38
Total from investment operations	0.06		5.10		(0.01)	(5.17)	0.04	0.72
Distributions to shareholders from:
Net investment income	(0.14)		(0.37)		(0.32)	(0.33)	(0.45)	(0.35)
Net realized gains	(0.76)		—		—	—	—	—
Total distributions	(0.90)		(0.37)		(0.32)	(0.33)	(0.45)	(0.35)
Transaction fees(a)	0.02		0.25		—	—	—	—
Net asset value at end of period	$20.03		$20.85		$15.87	$16.20	$21.70	$22.11
Market price at end of period(b)	$19.82		$20.96		$15.84	$16.09	$21.56	$21.90
Net Asset Value Total Return(c)	0.38%		34.38%		0.17%	(24.15)%	0.22%	3.38%
Market Price Total Return(c)	(1.19)%		35.37%		0.69%	(24.18)%	0.52%	2.21%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$32,054		$390,986		$1,587	$1,620	$6,510	$4,422
Ratio to average net assets of:
Expenses, after Waivers	0.27	%(d)(e)	0.27	%(d)	0.28%	0.29%	0.29%	0.31%
Expenses, prior to Waivers	0.45	%(d)(e)	0.45	%(d)	0.45%	0.45%	0.45%	0.47%
Net investment income, after Waivers	1.16	%(e)	2.16%		1.44%	2.52%	2.21%	1.60%
Portfolio turnover rate(f)	75%		111%		182%	134%	127%	117%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended October 31, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

105

Financial Highlights (continued)

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)

	Six Months Ended April 30, 2018 (Unaudited)		For the Period November 29, 2016(a) Through October 31, 2017

Per Share Operating Performance:
Net asset value at beginning of period	$28.39		$25.19
Net investment income(b)	0.68		1.02
Net realized and unrealized gain on investments	0.18		3.16
Total from investment operations	0.86		4.18
Distributions to shareholders from:
Net investment income	(0.54)		(0.98)
Net asset value at end of period	$28.71		$28.39
Market price at end of period(c)	$29.03		$28.60
Net Asset Value Total Return(d)	3.05%		16.70	%(e)
Market Price Total Return(d)	3.42%		17.55	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,743		$4,258
Ratio to average net assets of:
Expenses	0.30	%(f)	0.30	%(f)
Net investment income	4.76	%(f)	4.00	%(f)
Portfolio turnover rate(g)	26%		72%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (December 1, 2016, the first day of trading on the exchange) to October 31, 2017 was 17.22%. The market price total return from Fund Inception to October 31, 2017 was 18.16%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P International Developed Low Volatility ETF (IDLV)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$33.28		$29.32	$29.99	$31.75	$31.54	$27.93
Net investment income(a)	0.53		1.00	0.99	1.02	1.09	0.90
Net realized and unrealized gain (loss) on investments	0.23		4.04	(0.55)	(1.86)	0.13	3.53
Total from investment operations	0.76		5.04	0.44	(0.84)	1.22	4.43
Distributions to shareholders from:
Net investment income	(0.56)		(1.08)	(1.11)	(0.92)	(1.01)	(0.82)
Net asset value at end of period	$33.48		$33.28	$29.32	$29.99	$31.75	$31.54
Market price at end of period(b)	$33.43		$33.29	$29.38	$29.90	$32.01	$31.67
Net Asset Value Total Return(c)	2.28%		17.59%	1.56%	(2.69)%	3.89%	16.19%
Market Price Total Return(c)	2.10%		17.38%	2.07%	(3.78)%	4.29%	16.87%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$605,969		$569,124	$384,137	$313,428	$263,546	$135,617
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Expenses, prior to Waivers	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income, after Waivers	3.21	%(d)	3.19%	3.33%	3.32%	3.41%	3.03%
Portfolio turnover rate(e)	31%		69%	56%	66%	61%	84%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

106

Financial Highlights (continued)

Invesco S&P International Developed Momentum ETF (IDMO)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of year	$27.96		$23.57	$25.85	$27.75	$29.00	$22.60
Net investment income(a)	0.27		0.71	0.51	0.69	0.49	0.51
Net realized and unrealized gain (loss) on investments	0.25		4.49	(2.30)	(2.13)	(1.02)	6.50
Total from investment operations	0.52		5.20	(1.79)	(1.44)	(0.53)	7.01
Distributions to shareholders from:
Net investment income	(0.29)		(0.81)	(0.49)	(0.46)	(0.72)	(0.61)
Net asset value at end of year	$28.19		$27.96	$23.57	$25.85	$27.75	$29.00
Market price at end of year(b)	$28.14		$27.80	$23.51	$25.74	$28.12	$29.11
Net Asset Value Total Return(c)	1.85%		22.57%	(6.92)%	(5.34)%	(2.06)%	31.49%
Market Price Total Return(c)	2.27%		22.19%	(6.77)%	(6.99)%	(1.15)%	31.19%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$2,819		$2,796	$3,535	$3,877	$6,936	$5,799
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.26%	0.26%	0.26%	0.26%	0.26%
Expenses, prior to Waivers	0.35	%(d)	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income, after Waivers	1.94	%(d)	2.87%	2.13%	2.42%	1.68%	2.00%
Portfolio turnover rate(e)	52%		134%	198%	98%	109%	74%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended October 31, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

Invesco S&P MidCap Low Volatility ETF (XMLV)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,				For the Period February 12, 2013(a) Through October 31, 2013
			2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$45.02		$38.21	$34.38	$31.82	$28.25	$25.12
Net investment income(b)	0.67		0.69	0.69	0.66	0.62	0.38
Net realized and unrealized gain on investments	0.01		6.80	3.72	2.55	3.52	3.02
Total from investment operations	0.68		7.49	4.41	3.21	4.14	3.40
Distributions to shareholders from:
Net investment income	(0.66)		(0.68)	(0.58)	(0.65)	(0.57)	(0.27)
Net asset value at end of period	$45.04		$45.02	$38.21	$34.38	$31.82	$28.25
Market price at end of period(c)	$45.07		$45.02	$38.23	$34.42	$31.82	$28.28
Net Asset Value Total Return(d)	1.51%		19.76%	12.96%	10.18%	14.84%	13.62	%(e)
Market Price Total Return(d)	1.57%		19.69%	12.89%	10.30%	14.72%	13.77	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,222,707		$1,195,218	$682,094	$106,565	$44,546	$21,189
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.26	%(f)
Net investment income	3.01	%(f)	1.64%	1.86%	1.97%	2.09%	1.98	%(f)
Portfolio turnover rate(g)	29%		57%	51%	57%	58%	29%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 15, 2013, the first day of trading on the exchange) to October 31, 2013 was 13.21%. The market price total return from Fund Inception to October 31, 2013 was 13.37%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)

	Six Months Ended April 30, 2018 (Unaudited)		For the Period November 29, 2016(a) Through October 31, 2017

Per Share Operating Performance:
Net asset value at beginning of period	$25.13		$25.02
Net investment income(b)	0.56		0.81
Net realized and unrealized gain (loss) on investments	(1.06)		0.24
Total from investment operations	(0.50)		1.05
Distributions to shareholders from:
Net investment income	(0.71)		(0.94)
Net asset value at end of period	$23.92		$25.13
Market price at end of period(c)	$23.96		$25.15
Net Asset Value Total Return(d)	(2.04)%		4.31	%(e)
Market Price Total Return(d)	(1.95)%		4.39	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$7,177		$7,538
Ratio to average net assets of:
Expenses	0.30	%(f)	0.30	%(f)
Net investment income	4.60	%(f)	3.58	%(f)
Portfolio turnover rate(g)	31%		86%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (December 1, 2016, the first day of trading on the exchange) to October 31, 2017 was 6.26%. The market price total return from Fund Inception to October 31, 2017 was 6.34%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

Invesco S&P SmallCap Low Volatility ETF (XSLV)

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,						For the Period February 12, 2013(a) Through October 31, 2013
			2017	2016	2015		2014
Per Share Operating Performance:
Net asset value at beginning of period	$46.43		$37.90	$34.30	$32.93		$29.92		$25.10
Net investment income(b)	0.57		0.97	0.78	0.77		0.75		0.43
Net realized and unrealized gain (loss) on investments	(1.21)		8.46	3.58	1.38		2.95		4.63
Total from investment operations	(0.64)		9.43	4.36	2.15		3.70		5.06
Distributions to shareholders from:
Net investment income	(0.49)		(0.90)	(0.76)	(0.78)		(0.69)		(0.24)
Net asset value at end of period	$45.30		$46.43	$37.90	$34.30		$32.93		$29.92
Market price at end of period(c)	$45.37		$46.47	$37.93	$34.30		$32.91		$29.96
Net Asset Value Total Return(d)	(1.41)%		25.05%	12.90%	6.63%		12.50%		20.28	%(e)
Market Price Total Return(d)	(1.34)%		25.06%	12.99%	6.70%		12.29%		20.45	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,155,117		$1,079,472	$651,821	$126,926		$55,985		$31,411
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25%	0.25%	0.25	%(g)	0.25	%(g)	0.26	%(f)
Net investment income	2.51	%(f)	2.25%	2.15%	2.33%		2.41%		2.17	%(f)
Portfolio turnover rate(h)	31%		59%	48%	57%		68%		35%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 15, 2013, the first day of trading on the exchange) to October 31, 2013 was 19.62%. The market price total return from Fund Inception to October 31, 2013 was 19.63%.
(f)	Annualized.
(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

Invesco S&P SmallCap Quality ETF (XSHQ)

	Six Months Ended April 30, 2018 (Unaudited)		For the Period April 3, 2017(a) Through October 31, 2017

Per Share Operating Performance:
Net asset value at beginning of period	$26.11		$24.54
Net investment income(b)	0.14		0.16
Net realized and unrealized gain on investments	0.73		1.51
Total from investment operations	0.87		1.67
Distributions to shareholders from:
Net investment income	(0.17)		(0.10)
Net asset value at end of period	$26.81		$26.11
Market price at end of period(c)	$26.85		$26.14
Net Asset Value Total Return(d)	3.34%		6.81	%(e)
Market Price Total Return(d)	3.38%		6.93	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,681		$1,305
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29	%(f)
Net investment income	1.03	%(f)	1.11	%(f)
Portfolio turnover rate(g)	18%		65%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (April 6, 2017, the first day of trading on the exchange) to October 31, 2017 was 7.33%. The market price total return from Fund Inception to October 31, 2017 was 7.54%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2018

(Unaudited)

Note 1. Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”), formerly PowerShares Exchange-Traded Fund Trust II, was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco FTSE International Low Beta Equal Weight ETF (IDLB)	“FTSE International Low Beta Equal Weight ETF”
Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)	“MSCI Emerging Markets Equal Country Weight ETF”
Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)	“Russell 1000 Enhanced Equal Weight ETF”
Invesco Russell 1000 Equal Weight ETF (EQAL)	“Russell 1000 Equal Weight ETF”
Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)	“Russell 1000 Low Beta Equal Weight ETF”
Invesco S&P 500 Enhanced Value ETF (SPVU)	“S&P 500 Enhanced Value ETF”
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)	“S&P 500® ex-Rate Sensitive Low Volatility ETF”
Invesco S&P 500® High Beta ETF (SPHB)	“S&P 500® High Beta ETF”
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	“S&P 500® High Dividend Low Volatility ETF”
Invesco S&P 500® Low Volatility ETF (SPLV)	“S&P 500® Low Volatility ETF”
Invesco S&P 500 Minimum Variance ETF (SPMV)	“S&P 500 Minimum Variance ETF”
Invesco S&P 500 Momentum ETF (SPMO)	“S&P 500 Momentum ETF”
Invesco S&P 500 Value with Momentum ETF (SPVM)	“S&P 500 Value with Momentum ETF”
Invesco S&P Emerging Markets Low Volatility ETF (EELV)	“S&P Emerging Markets Low Volatility ETF”
Invesco S&P Emerging Markets Momentum ETF (EEMO)	“S&P Emerging Markets Momentum ETF”
Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)	“S&P International Developed High Dividend Low Volatility ETF”
Invesco S&P International Developed Low Volatility ETF (IDLV)	“S&P International Developed Low Volatility ETF”
Invesco S&P International Developed Momentum ETF (IDMO)	“S&P International Developed Momentum ETF”
Invesco S&P MidCap Low Volatility ETF (XMLV)	“S&P MidCap Low Volatility ETF”
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	“S&P SmallCap High Dividend Low Volatility ETF”
Invesco S&P SmallCap Low Volatility ETF (XSLV)	“S&P SmallCap Low Volatility ETF”
Invesco S&P SmallCap Quality ETF (XSHQ)	“S&P SmallCap Quality ETF”

Effective June 4, 2018, the Funds’ names changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of FTSE International Low Beta Equal Weight ETF and Russell 1000 Low Beta Equal Weight ETF, which are listed and traded on The NASDAQ Stock Market LLC and Shares of Russell 1000 Enhanced Equal Weight ETF, S&P 500 Minimum Variance ETF, S&P 500 Value with Momentum ETF, S&P International Developed High Dividend Low Volatility ETF, S&P SmallCap High Dividend Low Volatility ETF and S&P SmallCap Quality ETF, which are listed and traded on Cboe BZX Exchange, Inc.

MSCI Emerging Markets Equal Country Weight ETF acquired all or substantially all of the assets and all of the stated liabilities included in the financial statements of Guggenheim MSCI Emerging Markets Equal Country Weight ETF of the Rydex Exchange-Traded Fund Trust (a “Predecessor Fund”) after the close of business on April 6, 2018 (the “Reorganization”). The Fund adopted the performance and financial information of the Predecessor Fund. Information presented prior to the close of business on April 6, 2018 is that of the Predecessor Fund.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

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The investment objective of each Fund (except for MSCI Emerging Markets Equal Country Weight ETF) is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”). The investment objective of MSCI Emerging Markets Equal Country Weight ETF is to correspond (before fees and expenses) to the price and yield performance of its Underlying Index.

Fund	Underlying Index
FTSE International Low Beta Equal Weight ETF	FTSE Developed ex-U.S. Low Beta Equal Weight Index
MSCI Emerging Markets Equal Country Weight ETF	MSCI Emerging Markets Equal Country Weighted Index
Russell 1000 Enhanced Equal Weight ETF	Russell 1000® Enhanced Value Equal Weight Index
Russell 1000 Equal Weight ETF	Russell 1000® Equal Weight Index
Russell 1000 Low Beta Equal Weight ETF	Russell 1000® Low Beta Equal Weight Index
S&P 500 Enhanced Value ETF	S&P 500 Enhanced Value Index
S&P 500® ex-Rate Sensitive Low Volatility ETF	S&P 500 Low Volatility Rate Response Index
S&P 500® High Beta ETF	S&P 500® High Beta Index
S&P 500® High Dividend Low Volatility ETF	S&P 500® Low Volatility High Dividend Index
S&P 500® Low Volatility ETF	S&P 500® Low Volatility Index
S&P 500 Minimum Variance ETF	S&P 500® Minimum Volatility Index
S&P 500 Momentum ETF	S&P 500 Momentum Index
S&P 500 Value with Momentum ETF	S&P 500® High Momentum Value Index
S&P Emerging Markets Low Volatility ETF	S&P BMI Emerging Markets Low Volatility IndexTM
S&P Emerging Markets Momentum ETF	S&P Momentum Emerging Plus LargeMidCap IndexTM
S&P International Developed High Dividend Low Volatility ETF	S&P EPAC Ex-Korea Low Volatility High Dividend Index
S&P International Developed Low Volatility ETF	S&P BMI International Developed Low Volatility IndexTM
S&P International Developed Momentum ETF	S&P Momentum Developed ex-U.S. and South Korea LargeMidCap IndexTM
S&P MidCap Low Volatility ETF	S&P MidCap 400® Low Volatility Index
S&P SmallCap High Dividend Low Volatility ETF	S&P SmallCap 600® Low Volatility High Dividend Index
S&P SmallCap Low Volatility ETF	S&P SmallCap 600® Low Volatility Index
S&P SmallCap Quality ETF	S&P SmallCap 600® Quality Index

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt

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obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”), formerly Invesco PowerShares Capital Management LLC, determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the Shares. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other AP is able to step forward to create or redeem Creation Units, that Fund’s Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

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High Dividend Paying Securities Risk. S&P 500® High Dividend Low Volatility ETF, S&P International Developed High Dividend Low Volatility ETF and S&P SmallCap High Dividend Low Volatility ETF invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an Underlying Index and the capital resources available for such companies’ dividend payments may affect a Fund.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Each Fund (except FTSE International Low Beta Equal Weight ETF, Russell 1000 Equal Weight ETF, Russell 1000 Low Beta Equal Weight ETF, S&P 500® High Beta ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF, S&P Emerging Markets Low Volatility ETF, S&P Emerging Markets Momentum ETF, S&P International Developed Low Volatility ETF, S&P International Developed Momentum ETF, S&P MidCap Low Volatility ETF and S&P SmallCap Low Volatility ETF) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Portfolio Turnover Risk. Russell 1000 Low Beta Equal Weight ETF, S&P 500 Momentum ETF, S&P Emerging Markets Momentum ETF, S&P International Developed Momentum ETF and S&P SmallCap Quality ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. This may result in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. A high portfolio turnover rate also can result in an increase in taxable capital gains distributions to shareholders and an increased likelihood that the capital gains will be taxable at ordinary rates.

Small- and Mid-Capitalization Company Risk. For FTSE International Low Beta Equal Weight ETF, MSCI Emerging Markets Equal Country Weight ETF, Russell 1000 Equal Weight ETF, S&P Emerging Markets Low Volatility ETF, S&P Emerging Markets Momentum ETF, S&P International Developed High Dividend Low Volatility ETF, S&P International Developed Low Volatility ETF, S&P International Developed Momentum ETF, S&P MidCap Low Volatility ETF, S&P SmallCap High Dividend Low Volatility ETF, S&P SmallCap Low Volatility ETF and S&P SmallCap Quality ETF, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and medium-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Foreign Investment Risk. For FTSE International Low Beta Equal Weight ETF, MSCI Emerging Markets Equal Country Weight ETF, S&P Emerging Markets Low Volatility ETF, S&P Emerging Markets Momentum ETF, S&P International Developed High Dividend Low Volatility ETF, S&P International Developed Low Volatility ETF and S&P International Developed Momentum ETF, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. As the Funds may invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Funds’ returns. Such risks may be exacerbated in emerging markets, where securities laws are relatively new and unsettled.

Momentum Investing Risk. For S&P 500 Momentum ETF, S&P 500 Value with Momentum ETF, S&P Emerging Markets Momentum ETF and S&P International Developed Momentum ETF, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than

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returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Sampling Risk. For MSCI Emerging Markets Equal Country Weight ETF and S&P Emerging Markets Momentum ETF, the use of a representative sampling approach in certain countries will result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

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F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund (except for MSCI Emerging Markets Equal Country Weight ETF, S&P 500® ex-Rate Sensitive Low Volatility ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF and S&P SmallCap High Dividend Low Volatility ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. MSCI Emerging Markets Equal Country Weight ETF declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on ex-dividend date. S&P 500® ex-Rate Sensitive Low Volatility ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF and S&P SmallCap High Dividend Low Volatility ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

J. Securities Lending

During the six-month period ended April 30, 2018, FTSE International Low Beta Equal Weight ETF, MSCI Emerging Markets Equal Country Weight ETF, Russell 1000 Equal Weight ETF, S&P 500® High Beta ETF, S&P Emerging Markets Low Volatility ETF, S&P International Developed Low Volatility ETF and S&P SmallCap Low Volatility ETF participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

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When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

	% of Average Daily Net Assets
FTSE International Low Beta Equal Weight ETF	0.45%
MSCI Emerging Markets Equal Country Weight ETF	0.70%
Russell 1000 Enhanced Equal Weight ETF	0.29%
Russell 1000 Equal Weight ETF	0.20%
Russell 1000 Low Beta Equal Weight ETF	0.35%
S&P 500 Enhanced Value ETF	0.13	%*
S&P 500® ex-Rate Sensitive Low Volatility ETF	0.25%
S&P 500® High Beta ETF	0.25%
S&P 500® High Dividend Low Volatility ETF	0.30%
S&P 500® Low Volatility ETF	0.25%
S&P 500 Minimum Variance ETF	0.10	%**
S&P 500 Momentum ETF	0.13	%*
S&P 500 Value with Momentum ETF	0.30%
S&P Emerging Markets Low Volatility ETF	0.45	%***
S&P Emerging Markets Momentum ETF	0.45	%***
S&P International Developed High Dividend Low Volatility ETF	0.30%
S&P International Developed Low Volatility ETF	0.35	%****
S&P International Developed Momentum ETF	0.35	%****
S&P MidCap Low Volatility ETF	0.25%
S&P SmallCap High Dividend Low Volatility ETF	0.30%
S&P SmallCap Low Volatility ETF	0.25%
S&P SmallCap Quality ETF	0.29%

*	Prior to January 1, 2018, the unitary management fee was 0.25% of average daily net assets.

**	Prior to April 20, 2018, the unitary management fee was 0.13%. Effective April 9, 2018, the Adviser had agreed to waive permanently a portion of its unitary management fee. After giving effect to such waiver, the net unitary management fee was 0.10%. Effective April 20, 2018, the unitary management fee was reduced to 0.10%.

***	The Adviser has agreed to waive a portion of its unitary management fee through February 28, 2020. After giving effect to such waiver, the Fund’s net unitary management fee is 0.29% of its average daily net assets. Unless the Adviser continues the fee waiver agreement, it will terminate on February 28, 2020. The fee waiver agreement cannot be terminated during its term.

****	The Adviser has agreed to waive a portion of its unitary management fee through February 28, 2020. After giving effect to such waiver, the Fund’s net unitary management fee is 0.25% of its average daily net assets. Unless the Adviser continues the fee waiver agreement, it will terminate on February 28, 2020. The fee waiver agreement cannot be terminated during its term.

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Prior to the Reorganization, the Predecessor Fund was managed by Guggenheim Funds Investment Advisors LLC (“GFIA”) and the Predecessor Fund paid GFIA an investment advisory fee calculated at the same annualized rate disclosed above. Under this agreement, GFIA was not required to pay the expenses of the Independent Trustees.

Effective on the Reorganization, the Advisor has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the MSCI Emerging Markets Equal Country Weight ETF (including acquired fund fees and expenses, but excluding interest expenses, brokerage commissions and other trading expenses, taxes and litigation expenses and extraordinary expenses) from exceeding 0.70% of the Fund’s average daily net assets per year (the “Expense Cap”) through at least April 6, 2020, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. Prior to the Reorganization, GFIA limited expenses for the Predecessor Fund to the same expense cap. The limit included acquired fund fees and expenses but excluded interest, taxes, brokerage commissions, dividends on securities sold short, distribution fees and expenses, and extraordinary expenses.

Further, through August 31, 2020, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2018, the Adviser waived fees for each Fund in the following amounts:

FTSE International Low Beta Equal Weight ETF	$115
MSCI Emerging Markets Equal Country Weight ETF	733	*
Russell 1000 Enhanced Equal Weight ETF	54
Russell 1000 Equal Weight ETF	186
Russell 1000 Low Beta Equal Weight ETF	117
S&P 500 Enhanced Value ETF	22
S&P 500® ex-Rate Sensitive Low Volatility ETF	21
S&P 500® High Beta ETF	145
S&P 500® High Dividend Low Volatility ETF	748
S&P 500® Low Volatility ETF	1,366
S&P 500 Minimum Variance ETF	6
S&P 500 Momentum ETF	4
S&P 500 Value with Momentum ETF	1
S&P Emerging Markets Low Volatility ETF	258,130
S&P Emerging Markets Momentum ETF	342,826
S&P International Developed High Dividend Low Volatility ETF	4
S&P International Developed Low Volatility ETF	295,833
S&P International Developed Momentum ETF	1,417
S&P MidCap Low Volatility ETF	1,049
S&P SmallCap High Dividend Low Volatility ETF	5
S&P SmallCap Low Volatility ETF	713
S&P SmallCap Quality ETF	1

*	For the period after the close of business on April 6, 2018 to April 30, 2018. For the period November 1, 2017 to April 6, 2018, GFIA waived fees in the amount of $4,277.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser. Prior to the Reorganization, the Board of Trustees for the Predecessor Fund adopted a distribution and service plan pursuant to rule 12b-1 under the 1940 Act. No 12b-1 fees were paid by the Predecessor Fund under this plan.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
FTSE International Low Beta Equal Weight ETF	FTSE International Ltd.
MSCI Emerging Markets Equal Country Weight ETF	MSCI Inc.
Russell 1000 Enhanced Equal Weight ETF	Frank Russell Company
Russell 1000 Equal Weight ETF	Frank Russell Company
Russell 1000 Low Beta Equal Weight ETF	Frank Russell Company
S&P 500 Enhanced Value ETF	S&P Dow Jones Indices LLC

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Fund	Licensor
S&P 500® ex-Rate Sensitive Low Volatility ETF	S&P Dow Jones Indices LLC
S&P 500® High Beta ETF	S&P Dow Jones Indices LLC
S&P 500® High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC
S&P 500® Low Volatility ETF	S&P Dow Jones Indices LLC
S&P 500 Minimum Variance ETF	S&P Dow Jones Indices LLC
S&P 500 Momentum ETF	S&P Dow Jones Indices LLC
S&P 500 Value with Momentum ETF	S&P Dow Jones Indices LLC
S&P Emerging Markets Low Volatility ETF	S&P Dow Jones Indices LLC
S&P Emerging Markets Momentum ETF	S&P Dow Jones Indices LLC
S&P International Developed High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC
S&P International Developed Low Volatility ETF	S&P Dow Jones Indices LLC
S&P International Developed Momentum ETF	S&P Dow Jones Indices LLC
S&P MidCap Low Volatility ETF	S&P Dow Jones Indices LLC
S&P SmallCap High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC
S&P SmallCap Low Volatility ETF	S&P Dow Jones Indices LLC
S&P SmallCap Quality ETF	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Prior to the Reorganization, the Predecessor Fund’s Underlying Index name trademark had been licensed to GFIA for use by the Predecessor Fund. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund. Prior to the Reorganization, GFIA engaged external service providers to perform these services for the Predecessor Fund.

Note 4. Investments in Affiliates

The Adviser is a wholly-owned subsidiary of Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Funds. The tables below show certain Funds’ transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended April 30, 2018.

Russell 1000 Enhanced Equal Weight ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2018	Dividend Income
Invesco Ltd.	$106,583	$82,823	$(20,760)	$(30,566)	$(386)	$137,694	$2,168

Russell 1000 Equal Weight ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2018	Dividend Income
Invesco Ltd.	$151,177	$61,643	$(47,945)	$(36,174)	$3,113	$131,814	$2,570

S&P 500® High Beta ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2018	Dividend Income
Invesco Ltd.	$3,946,313	$4,516,767	$(3,069,951)	$(990,068)	$31,753	$4,434,814	$65,091

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S&P 500® High Dividend Low Volatility ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2018	Dividend Income
Invesco Ltd.	$46,298,517	$12,480,234	$(14,707,882)	$(8,498,224)	$(259,577)	$35,313,068	$758,500

S&P 500® Value with Momentum ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2018	Dividend Income
Invesco Ltd.	$—	$39,942	$(13,436)	$(5,736)	$88	$20,858	$209

S&P 500® SmallCap High Dividend Low Volatility ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2018	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$—	$213,626	$(2,609)	$(215)	$25	$210,827	$5,423

S&P 500® SmallCap Low Volatility ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2018	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$—	$13,255,747	$(572,668)	$(105,317)	$2,354	$12,580,116	$321,718

The Adviser also serves as the adviser for Invesco India ETF, and therefore Invesco India ETF is considered to be affiliated with the Funds. The table below shows S&P Emerging Markets Momentum ETF’s transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended April 30, 2018.

S&P Emerging Markets Momentum ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2018	Dividend Income
Invesco India ETF	$8,665,468	$362,315	$(7,985,694)	$(786,909)	$735,346	$990,526	$—

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of April 30, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

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Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six-month period ended April 30, 2018, there were transfers from level 1 to Level 2, due to foreign fair value adjustments, in the following amounts:

MSCI Emerging Markets Equal Country Weight ETF	$6,568,808
S&P International Developed Low Volatility ETF	264,640,495
S&P International Developed Momentum ETF	1,256,710
S&P SmallCap High Dividend Low Volatility ETF	3,650,086

	Level 1	Level 2	Level 3	Total
MSCI Emerging Markets Equal Country Weight ETF
Investments in Securities
Brazil	$577,846	$—	$—	$577,846
Chile	644,457	—	—	644,457
China	410,200	156,041	—	566,241
Colombia	685,675	—	—	685,675
Czech Republic	52,463	555,838	—	608,301
Egypt	475,223	—	—	475,223
Greece	45,512	697,566	—	743,078
Hungary	232,961	333,634	—	566,595
India	557,138	—	—	557,138
Indonesia	10,415	503,628	—	514,043
Malaysia	20,443	608,394	—	628,837
Mexico	553,046	—	—	553,046
Peru	649,897	—	—	649,897
Philippines	101,214	406,712	—	507,926
Poland	8,215	511,907	—	520,122
Qatar	672,520	—	—	672,520
Russia	95,349	404,556	—	499,905
South Africa	204,049	374,952	—	579,001
South Korea	65,556	490,518	—	556,074
Taiwan	241,252	302,208	—	543,460
Thailand	65,718	579,668	—	645,386
Turkey	193,873	331,499	—	525,372
United Arab Emirates	213,854	311,686	—	525,540
United States	796,152	—	—	796,152

Total Investments	$7,573,028	$6,568,807	$—	$14,141,835

S&P Emerging Markets Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$711,020,052	$—	$0	$711,020,052
Money Market Funds	2,303,111	—	—	2,303,111

Total Investments	$713,323,163	$—	$0	$713,323,163

S&P Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$32,058,142	$—	$30,463	$32,088,605

S&P International Developed High Dividend Low Volatility ETF
Investments in Securities
Australia	$—	$697,247	$—	$697,247
Belgium	—	141,021	—	141,021
Denmark	—	42,560	—	42,560
Finland	68,100	120,850	—	188,950
France	—	294,096	—	294,096

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	Level 1	Level 2	Level 3	Total
S&P International Developed High Dividend Low Volatility ETF (continued)
Germany	$92,944	$297,524	$—	$390,468
Hong Kong	60,461	263,088	—	323,549
Italy	—	139,051	—	139,051
Japan	336,676	692,016	—	1,028,692
Netherlands	—	87,839	—	87,839
Portugal	—	41,426	—	41,426
Singapore	53,627	496,713	—	550,340
Spain	52,485	260,638	—	313,123
Sweden	83,804	255,592	—	339,396
Switzerland	—	308,066	—	308,066
United Kingdom	—	859,617	—	859,617

Total Investments	$748,097	$4,997,344	$—	$5,745,441

S&P International Developed Low Volatility ETF
Investments in Securities
Australia	$—	$37,238,792	$—	$37,238,792
Belgium	—	13,304,527	—	13,304,527
Canada	130,920,895	—	—	130,920,895
Denmark	—	5,253,449	—	5,253,449
Finland	—	5,622,090	—	5,622,090
France	—	33,190,821	—	33,190,821
Germany	12,313,862	26,071,745	—	38,385,607
Hong Kong	3,051,648	43,677,144	—	46,728,792
Ireland	2,876,273	—	—	2,876,273
Israel	—	7,852,752	—	7,852,752
Italy	—	3,458,082	—	3,458,082
Japan	54,654,361	55,672,990	—	110,327,351
Netherlands	—	12,063,927	—	12,063,927
Norway	—	2,443,189	—	2,443,189
Singapore	3,130,248	38,039,678	—	41,169,926
Spain	2,796,213	—	—	2,796,213
Sweden	2,417,187	25,108,500	—	27,525,687
Switzerland	—	34,503,385	—	34,503,385
United Kingdom	2,738,904	44,069,385	—	46,808,289
United States	2,918,174	—	—	2,918,174
Money Market Funds	24,515,308	—	—	24,515,308

Total Investments	$242,333,073	$387,570,456	$—	$629,903,529

S&P International Developed Momentum ETF
Investments in Securities
Australia	$4,646	$47,211	$—	$51,857
Austria	4,743	31,351	—	36,094
Belgium	—	37,659	—	37,659
Canada	142,608	—	—	142,608
China	—	11,725	—	11,725
Denmark	—	29,518	—	29,518
Finland	—	11,525	—	11,525
France	—	332,904	—	332,904
Germany	23,823	179,406	—	203,229
Hong Kong	6,698	211,277	—	217,975

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	Level 1	Level 2	Level 3	Total
S&P International Developed Momentum ETF (continued)
Israel	$1,701	$14,449	$—	$16,150
Italy	—	123,379	—	123,379
Japan	289,359	703,118	—	992,477
Macau	—	5,495	—	5,495
Netherlands	—	116,622	—	116,622
New Zealand	—	13,651	—	13,651
Norway	—	15,912	—	15,912
Portugal	—	4,743	—	4,743
Singapore	1,499	134,553	—	136,052
Spain	4,288	41,164	—	45,452
Sweden	—	54,010	—	54,010
Switzerland	—	97,503	—	97,503
United Arab Emirates	—	5,097	—	5,097
United Kingdom	7,255	96,843	—	104,098
United States	12,885	—	—	12,885

Total Investments	$499,505	$2,319,115	$—	$2,818,620

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2017, as follows:

		Post-effective/no expiration
	2019	Short-Term	Long-Term	Total*
FTSE International Low Beta Equal Weight ETF	$—	$2,162,378	$739,356	$2,901,734
MSCI Emerging Markets Equal Country Weight ETF	18,800	1,289,034	3,405,164	4,712,998
Russell 1000 Enhanced Equal Weight ETF	—	5,179	—	5,179
Russell 1000 Equal Weight ETF	—	2,985,929	3,243,253	6,229,182
Russell 1000 Low Beta Equal Weight ETF	—	8,258,574	172,281	8,430,855
S&P 500 Enhanced Value ETF	—	143,565	2,985	146,550
S&P 500® ex-Rate Sensitive Low Volatility ETF	—	5,166,500	1,137,799	6,304,299
S&P 500® High Beta ETF	—	31,799,069	10,232,444	42,031,513
S&P 500® High Dividend Low Volatility ETF	—	50,747,547	4,580,347	55,327,894
S&P 500® Low Volatility ETF	—	269,854,153	65,618,324	335,472,477
S&P 500 Minimum Variance ETF	—	794	—	794
S&P 500 Momentum ETF	—	31,534	—	31,534
S&P 500 Value with Momentum ETF	—	14,557	—	14,557
S&P Emerging Markets Low Volatility ETF	—	20,875,709	21,163,500	42,039,209
S&P Emerging Markets Momentum ETF	—	—	—	—
S&P International Developed High Dividend Low Volatility ETF	—	39,539	—	39,539
S&P International Developed Low Volatility ETF	—	16,786,978	9,809,268	26,596,246

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		Post-effective/no expiration
	2019	Short-Term	Long-Term	Total*
S&P International Developed Momentum ETF	$—	$896,675	$525,381	$1,422,056
S&P MidCap Low Volatility ETF	—	14,173,176	3,921,168	18,094,344
S&P SmallCap High Dividend Low Volatility ETF	—	199,790	—	199,790
S&P SmallCap Low Volatility ETF	—	20,477,507	1,736,907	22,214,414
S&P SmallCap Quality ETF	—	25,489	—	25,489

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended April 30, 2018, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
FTSE International Low Beta Equal Weight ETF	$32,194,378	$29,973,548
MSCI Emerging Markets Equal Country Weight ETF	942,542	844,194
Russell 1000 Enhanced Equal Weight ETF	13,539,416	13,351,451
Russell 1000 Equal Weight ETF	34,775,860	35,295,472
Russell 1000 Low Beta Equal Weight ETF	58,025,013	59,132,968
S&P 500 Enhanced Value ETF	2,088,444	2,839,336
S&P 500® ex-Rate Sensitive Low Volatility ETF	53,233,274	53,263,776
S&P 500® High Beta ETF	154,564,316	154,663,067
S&P 500® High Dividend Low Volatility ETF	769,590,841	770,918,153
S&P 500® Low Volatility ETF	2,054,530,894	2,056,804,315
S&P 500 Minimum Variance ETF	469,021	1,544,734
S&P 500 Momentum ETF	10,998,278	10,108,964
S&P 500 Value with Momentum ETF	691,951	1,502,807
S&P Emerging Markets Low Volatility ETF	373,498,105	127,150,586
S&P Emerging Markets Momentum ETF	281,678,570	327,537,063
S&P International Developed High Dividend Low Volatility ETF	1,292,465	1,604,701
S&P International Developed Low Volatility ETF	196,412,989	187,930,624
S&P International Developed Momentum ETF	1,477,454	1,972,386
S&P MidCap Low Volatility ETF	355,010,140	356,662,453
S&P SmallCap High Dividend Low Volatility ETF	2,505,736	2,314,327
S&P SmallCap Low Volatility ETF	356,710,013	356,583,552
S&P SmallCap Quality ETF	474,568	454,298

For the six-month period ended April 30, 2018, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
FTSE International Low Beta Equal Weight ETF	$20,797,233	$36,575,287
MSCI Emerging Markets Equal Country Weight ETF	—	—
Russell 1000 Enhanced Equal Weight ETF	55,859,460	6,817,286
Russell 1000 Equal Weight ETF	113,583,481	91,315,731
Russell 1000 Low Beta Equal Weight ETF	49,646,497	54,952,033
S&P 500 Enhanced Value ETF	17,409,381	42,693,776
S&P 500® ex-Rate Sensitive Low Volatility ETF	88,145,036	50,247,780
S&P 500® High Beta ETF	426,206,689	348,722,500
S&P 500® High Dividend Low Volatility ETF	793,015,736	1,059,673,117
S&P 500® Low Volatility ETF	2,586,283,023	2,822,168,500
S&P 500 Minimum Variance ETF	1,379,640	1,698,298
S&P 500 Momentum ETF	42,972,665	13,582,342

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	Cost of Securities Received	Value of Securities Delivered
S&P 500 Value with Momentum ETF	$2,890,024	$2,051,450
S&P Emerging Markets Low Volatility ETF	209,012,765	36,151,353
S&P Emerging Markets Momentum ETF	52,313,572	370,947,426
S&P International Developed High Dividend Low Volatility ETF	2,893,885	1,131,591
S&P International Developed Low Volatility ETF	154,445,530	127,803,367
S&P International Developed Momentum ETF	1,391,800	894,332
S&P MidCap Low Volatility ETF	427,886,595	397,895,576
S&P SmallCap High Dividend Low Volatility ETF	1,247,890	1,407,669
S&P SmallCap Low Volatility ETF	386,870,123	279,542,115
S&P SmallCap Quality ETF	2,765,685	1,364,558

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2018, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
FTSE International Low Beta Equal Weight ETF	$16,245,220	$(4,778,469)	$11,466,751	$115,412,659
MSCI Emerging Markets Equal Country Weight ETF	2,609,098	(1,073,580)	1,535,518	12,606,317
Russell 1000 Enhanced Equal Weight ETF	6,968,034	(4,906,153)	2,061,881	115,038,139
Russell 1000 Equal Weight ETF	29,858,427	(27,200,486)	2,657,941	345,990,135
Russell 1000 Low Beta Equal Weight ETF	16,474,568	(9,221,388)	7,253,180	145,055,144
S&P 500 Enhanced Value ETF	1,100,094	(882,421)	217,673	25,425,463
S&P 500® ex-Rate Sensitive Low Volatility ETF	16,668,940	(3,186,999)	13,481,941	159,994,491
S&P 500® High Beta ETF	16,024,757	(24,193,528)	(8,168,771)	466,478,588
S&P 500® High Dividend Low Volatility ETF	77,952,123	(259,168,244)	(181,216,121)	2,774,851,646
S&P 500® Low Volatility ETF	499,657,811	(224,691,194)	274,966,617	6,632,221,456
S&P 500 Minimum Variance ETF	107,291	(37,401)	69,890	1,275,010
S&P 500 Momentum ETF	391,508	(959,465)	(567,957)	32,704,098
S&P 500 Value with Momentum ETF	144,445	(109,829)	34,616	2,786,512
S&P Emerging Markets Low Volatility ETF	34,390,562	(16,073,575)	18,316,987	695,006,176
S&P Emerging Markets Momentum ETF	1,146,994	(2,839,911)	(1,692,917)	33,781,522
S&P International Developed High Dividend Low Volatility ETF	146,845	(239,526)	(92,681)	5,838,122
S&P International Developed Low Volatility ETF	35,620,590	(20,573,135)	15,047,455	614,856,074
S&P International Developed Momentum ETF	234,460	(70,822)	163,638	2,654,982
S&P MidCap Low Volatility ETF	99,956,355	(46,187,640)	53,768,715	1,168,104,005
S&P SmallCap High Dividend Low Volatility ETF	428,572	(892,861)	(464,289)	7,652,034
S&P SmallCap Low Volatility ETF	82,949,484	(50,154,482)	32,795,002	1,136,364,696
S&P SmallCap Quality ETF	113,725	(274,339)	(160,614)	2,841,798

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating

125

Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares (100,000 Shares for MSCI Emerging Markets Equal Country Weight ETF). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

126

Change in Independent Registered Public Accounting Firm

The Board of Trustees appointed, upon recommendation of the Audit Committee, PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for Invesco MSCI Emerging Markets Equal Country Weight ETF for the Fund’s current fiscal year. PwC serves as the independent registered public accounting firm for other Invesco ETFs.

Prior to April 6, 2018, the Predecessor Fund was a separate series of an unaffiliated investment company that was audited by a different independent registered public accounting firm (the “Prior Auditor”).

Effective April 9, 2018, the Prior Auditor resigned as the independent registered public accounting firm of the Predecessor Fund. The Prior Auditor’s report on the financial statements of the Predecessor Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the Predecessor Fund’s two most recent fiscal years and through April 9, 2018, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report; or (2) “reportable events,” as that term is defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

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Fees and Expenses

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2018.

In addition to the fees and expenses which the Invesco MSCI Emerging Markets Equal Country Weight ETF and the Invesco S&P Emerging Markets Momentum ETF (collectively, the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in each Portfolio’s total return. Notwithstanding the foregoing, Invesco Capital Management LLC has agreed to waive a portion of its unitary management fee to the extent necessary to prevent the MSCI Emerging Markets Equal Country Weight ETF’s operating expenses (including acquired fund fees and expenses, but excluding interest expenses, brokerage commissions and other trading expenses, taxes and litigation expenses and extraordinary expenses) from exceeding 0.70% of the Fund’s average daily net assets per year through at least April 6, 2020.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco FTSE International Low Beta Equal Weight ETF (IDLB)
Actual	$1,000.00	$1,054.60	0.45%	$2.29
Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.45	2.26
Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)
Actual	1,000.00	1,064.99	0.63	3.24
Hypothetical (5% return before expenses)	1,000.00	1,021.79	0.63	3.18
Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)
Actual	1,000.00	1,025.50	0.29	1.46
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
Invesco Russell 1000 Equal Weight ETF (EQAL)
Actual	1,000.00	1,035.00	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00

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Fees and Expenses (continued)

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)
Actual	$1,000.00	$1,037.50	0.35%	$1.77
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
Invesco S&P 500 Enhanced Value ETF (SPVU)
Actual	1,000.00	1,055.60	0.18	0.92
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.18	0.90
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
Actual	1,000.00	1,047.00	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
Invesco S&P 500® High Beta ETF (SPHB)
Actual	1,000.00	1,051.40	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
Actual	1,000.00	980.00	0.30	1.47
Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51
Invesco S&P 500® Low Volatility ETF (SPLV)
Actual	1,000.00	1,011.10	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
Invesco S&P 500 Minimum Variance ETF (SPMV)
Actual	1,000.00	1,041.40	0.13	0.66
Hypothetical (5% return before expenses)	1,000.00	1,024.15	0.13	0.65
Invesco S&P 500 Momentum ETF (SPMO)
Actual	1,000.00	1,077.60	0.14	0.72
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.14	0.70
Invesco S&P 500 Value with Momentum ETF (SPVM)
Actual	1,000.00	1,043.80	0.30	1.52
Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51
Invesco S&P Emerging Markets Low Volatility ETF (EELV)
Actual	1,000.00	1,081.30	0.29	1.50
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
Invesco S&P Emerging Markets Momentum ETF (EEMO)
Actual	1,000.00	1,003.80	0.27	1.34
Hypothetical (5% return before expenses)	1,000.00	1,023.46	0.27	1.35
Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)
Actual	1,000.00	1,030.50	0.30	1.51
Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51
Invesco S&P International Developed Low Volatility ETF (IDLV)
Actual	1,000.00	1,022.80	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
Invesco S&P International Developed Momentum ETF (IDMO)
Actual	1,000.00	1,018.50	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
Invesco S&P MidCap Low Volatility ETF (XMLV)
Actual	1,000.00	1,015.10	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

129

Fees and Expenses (continued)

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
Actual	$1,000.00	$979.60	0.30%	$1.47
Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51
Invesco S&P SmallCap Low Volatility ETF (XSLV)
Actual	1,000.00	985.90	0.25	1.23
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
Invesco S&P SmallCap Quality ETF (XSHQ)
Actual	1,000.00	1,033.40	0.29	1.46
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2018. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

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Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Guggenheim MSCI Emerging Markets Equal Country Weight ETF was held on Friday, March 16, 2018. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization that provides for the reorganization of the Guggenheim MSCI Emerging Markets Equal Country Weight ETF into the PowerShares MSCI Emerging Markets Equal Country Weight Portfolio (now known as the Invesco MSCI Emerging Markets Equal Country Weight ETF).

The results of the voting on the above matter were as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approve an Agreement and Plan of Reorganization	181,201	1,949	24,115	N/A

131

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 19, 2018, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 70 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA Momentum & Low Volatility Rotation Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares DWA Tactical International Rotation Portfolio

PowerShares DWA Tactical Multi-Asset Income Portfolio

PowerShares DWA Tactical Sector Rotation Portfolio

PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack Achievers™ Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Russell 1000 Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

PowerShares S&P 500 Enhanced Value Portfolio

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Low Volatility Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500 Momentum Portfolio

PowerShares S&P 500 Value With Momentum Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P Emerging Markets Momentum Portfolio

PowerShares S&P International Developed High Dividend Low Volatility Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P International Developed Momentum Portfolio

PowerShares S&P International Developed Quality Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Quality Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares Taxable Municipal Bond Portfolio

PowerShares Treasury Collateral Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Also at the April 19, 2018 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers,

Effective June 4, 2018, the Trust and the PowerShares Funds became the Invesco ETFs and Invesco PowerShares Capital Management LLC became Invesco Capital Management LLC.

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser from its relationships with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio and PowerShares DWA Tactical International Rotation Portfolio, each of which had not commenced operations as of December 31, 2017) and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2017, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s Global Performance Measurement and Risk Group, an independent organization within Invesco, with respect to general expected tracking error ranges. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the since-inception and three-year periods for PowerShares Global Short Term High Yield Bond Portfolio, the three-year period for PowerShares LadderRite 0-5 Year Corporate Bond Portfolio, the five-year period for PowerShares New York AMT-Free Municipal Bond Portfolio and the one-year period for PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio’s, PowerShares New York AMT-Free Municipal Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for each such Fund’s correlation going forward. The Trustees noted that, for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including, for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses (including Acquired Fund Fees and Expenses, if any).

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

0.08%	PowerShares Treasury Collateral Portfolio

0.13%	PowerShares S&P 500 Enhanced Value Portfolio, PowerShares S&P 500 Momentum Portfolio (the Trustees noted that, prior to January 1, 2018, PowerShares S&P 500 Enhanced Value Portfolio’s and PowerShares S&P 500 Momentum Portfolio’s unitary advisory fee was 0.25%)

0.15%	PowerShares DWA Momentum & Low Volatility Rotation Portfolio, PowerShares DWA Tactical Sector Rotation Portfolio

0.20%:	PowerShares Russell 1000 Equal Weight Portfolio

0.22%:	PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

0.25%:	PowerShares 1-30 Laddered Treasury Portfolio, PowerShares DWA Tactical Multi-Asset Income Portfolio, PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:	PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares Taxable Municipal Bond Portfolio

0.29%:	PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, PowerShares S&P International Developed Quality Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Quality Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:	PowerShares DWA Tactical International Rotation Portfolio, PowerShares S&P 500 Value With Momentum Portfolio, PowerShares S&P 500® High Dividend Low Volatility Portfolio, PowerShares S&P International Developed High Dividend Low Volatility Portfolio, PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

0.35%:	PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Russell 1000 Low Beta Equal Weight Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed Momentum Portfolio

0.45%:	PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE International Low Beta Equal Weight Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P Emerging Markets Momentum Portfolio

0.49%:	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

0.50%:	PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Variable Rate Preferred Portfolio

0.55%	PowerShares International BuyBack AchieversTM Portfolio

0.60%:	PowerShares DWA SmallCap Momentum Portfolio

0.65%:	PowerShares Senior Loan Portfolio

0.75%:	PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:	PowerShares DWA Developed Markets Momentum Portfolio

0.90%:	PowerShares DWA Emerging Markets Momentum Portfolio

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds.

The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds (except for PowerShares DWA Momentum & Low Volatility Rotation Portfolio) were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees noted that the net expense ratio for PowerShares DWA Momentum & Low Volatility Rotation Portfolio was higher than the median net expense ratio of its open-end actively-managed peer funds.

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median[3]
PowerShares 1-30 Laddered Treasury Portfolio			X
PowerShares California AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares CEF Income Composite Portfolio	N/A	X	X
PowerShares Chinese Yuan Dim Sum Bond Portfolio	X	N/A	X
PowerShares DWA Developed Markets Momentum Portfolio			X
PowerShares DWA Emerging Markets Momentum Portfolio			X
PowerShares DWA Momentum & Low Volatility Rotation Portfolio	N/A	N/A	X
PowerShares DWA SmallCap Momentum Portfolio		X	X
PowerShares DWA Tactical International Rotation Portfolio			N/A
PowerShares DWA Tactical Multi-Asset Income Portfolio	N/A	N/A	X
PowerShares DWA Tactical Sector Rotation Portfolio	X	N/A	N/A
PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares Emerging Markets Infrastructure Portfolio		N/A	X
PowerShares Emerging Markets Sovereign Debt Portfolio			X
PowerShares FTSE International Low Beta Equal Weight Portfolio	X		X
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	X		X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		X	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	X		X
PowerShares FTSE RAFI Emerging Markets Portfolio	X		X
PowerShares Fundamental High Yield® Corporate Bond Portfolio		N/A	X
PowerShares Fundamental Investment Grade Corporate Bond Portfolio			X
PowerShares Global Agriculture Portfolio		N/A	X
PowerShares Global Clean Energy Portfolio		N/A	X
PowerShares Global Gold and Precious Metals Portfolio		N/A	X
PowerShares Global Short Term High Yield Bond Portfolio	X	N/A	X
PowerShares Global Water Portfolio		N/A	X
PowerShares International BuyBack AchieversTM Portfolio			X
PowerShares International Corporate Bond Portfolio			X
PowerShares KBW Bank Portfolio	X		X
PowerShares KBW High Dividend Yield Financial Portfolio	X		X
PowerShares KBW Premium Yield Equity REIT Portfolio	X		X
PowerShares KBW Property & Casualty Insurance Portfolio	X		X
PowerShares KBW Regional Banking Portfolio	X		X
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio			X
PowerShares National AMT-Free Municipal Bond Portfolio			X
PowerShares New York AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares Preferred Portfolio		N/A	X
PowerShares Russell 1000 Equal Weight Portfolio	X		X
PowerShares Russell 1000 Low Beta Equal Weight Portfolio			X
PowerShares S&P 500 Enhanced Value Portfolio		X	X
PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio			X
PowerShares S&P 500 High Beta Portfolio			X
PowerShares S&P 500® High Dividend Low Volatility Portfolio	X	X	X

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median[3]
PowerShares S&P 500® Low Volatility Portfolio			X
PowerShares S&P 500 Momentum Portfolio	X	X	X
PowerShares S&P 500 Value With Momentum Portfolio			X
PowerShares S&P Emerging Markets Low Volatility Portfolio	X	X	X
PowerShares S&P Emerging Markets Momentum Portfolio	X	X	X
PowerShares S&P International Developed High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed Momentum Portfolio	X		X
PowerShares S&P International Developed Quality Portfolio	X		X
PowerShares S&P MidCap Low Volatility Portfolio	X		X
PowerShares S&P SmallCap Consumer Discretionary Portfolio	X		X
PowerShares S&P SmallCap Consumer Staples Portfolio	X		X
PowerShares S&P SmallCap Energy Portfolio	X		X
PowerShares S&P SmallCap Financials Portfolio	X		X
PowerShares S&P SmallCap Health Care Portfolio	X		X
PowerShares S&P SmallCap High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Industrials Portfolio	X		X
PowerShares S&P SmallCap Information Technology Portfolio	X	X	X
PowerShares S&P SmallCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Materials Portfolio	X		X
PowerShares S&P SmallCap Quality Portfolio	X	X	X
PowerShares S&P SmallCap Utilities Portfolio	X	X	X
PowerShares Senior Loan Portfolio		N/A	X
PowerShares Taxable Municipal Bond Portfolio		N/A	X
PowerShares Treasury Collateral Portfolio	X	X	X
PowerShares Variable Rate Preferred Portfolio		X	X
PowerShares VRDO Tax-Free Weekly Portfolio		N/A	X

[1]	The information provided by the Adviser indicated that certain Funds did not have any comparable ETF peers. Those Funds have been designated in this column with an “N/A” for not available.

[2]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

[3]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end active fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares DWA Developed Markets Momentum Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares Senior Loan Portfolio, PowerShares Taxable Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio’s advisory fees and total expenses and the Lipper peer data. The Adviser explained in detail its view that it believes that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, noting, in particular, the unique underlying investment strategy and complexity of each Fund, the limited number of peers in the Lipper data, and/or the differing pricing philosophy of certain of the peers.

The Trustees also reviewed the fees, and any difference in fees, between each Fund that is structured as a fund-of-funds and invests in funds that comprise an index developed by Dorsey Wright & Associates, LLC (“DWA Fund-of-Funds”). The Trustees noted that the

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

unitary advisory fees for the DWA Fund-of-Funds vary from 15 to 30 basis points. The Trustees considered the Adviser’s explanation that the applicable license fee the Adviser pays with respect to each DWA Fund-of-Fund is dependent on the underlying funds in which the DWA Fund-of-Fund invests and that after payment of such license fee the variance between each DWA Fund-of-Fund’s unitary advisory fee is less. The Trustees noted that the unitary advisory fee for PowerShares DWA Tactical International Rotation Portfolio was higher than the unitary advisory fee for the other DWA Fund-of-Funds, reflecting, in part, its ability to invest, at times, in non-affiliated funds.

The Trustees considered that the Adviser had agreed to waive a portion of its unitary advisory fee, at least until February 28, 2020, for PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P Emerging Markets Momentum Portfolio, PowerShares S&P International Developed Low Volatility Portfolio and PowerShares S&P International Developed Momentum Portfolio.

The Trustees determined that each Fund’s unitary advisory fee was reasonable, noting the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s operating expenses was attributable to a license fee payable out of the unitary advisory fee charged to that Fund. The Board concluded that the unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund, other than PowerShares DWA Tactical International Rotation Portfolio and PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio. (The Trustees did not consider the estimated profitability of the Adviser in managing these Funds because they had not yet commenced operations as of December 31, 2017.) The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the unitary advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio at a meeting held on April 19, 2018. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage PowerShares Senior Loan Portfolio’s and PowerShares Treasury Collateral Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc. and Invesco Advisers, Inc. and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, the Trustees considered the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio was reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, except that Invesco Advisers, Inc. noted that it receives management fees from money market funds into which the Funds’ excess cash may be invested. The Trustees noted that the Adviser waives its fees on assets invested under such arrangement in amounts equal to fees received by Invesco Advisers, Inc. on the Funds’ assets invested in the money market funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio. No single factor was determinative in the Board’s analysis.

138

Board Considerations Regarding Approval of Investment Advisory Agreement for PowerShares China All-Cap Portfolio

PowerShares China Technology Portfolio

PowerShares MSCI Emerging Markets Equal Country Weight Portfolio

PowerShares S&P High Income Infrastructure Portfolio

PowerShares Shipping Portfolio

At a meeting held on December 19, 2017, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Agreement”) between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the funds listed above (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows, (iv) whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (v) any benefits to be realized by the Adviser from its relationship with each Fund.

The Trustees noted that each Fund was created in connection with the purchase by Invesco Ltd. of the exchange-traded funds business of Guggenheim Capital LLC (the “Transaction”) and that each Fund was structured substantially similar to a corresponding Guggenheim ETF, including the unitary advisory fee, that would be reorganized into the Fund in connection with the Transaction.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, information describing the Adviser’s current organization and staffing, including operational support that would be provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees also reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for each Fund.

The Trustees also considered information provided by the Adviser regarding the resources that would be added in connection with the Transaction to maintain and enhance the services provided to the Funds and all other PowerShares ETFs.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively managed funds peers. The Trustees noted that the fee data provided by the Adviser included only six passive peer ETFs for PowerShares China Technology Portfolio and PowerShares S&P High Income Infrastructure Portfolio. The Trustees also considered fee and expense data on Adviser-identified selected peers for certain Funds. The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of each Fund except for the fee payment under the Agreement, payments under the Fund’s 12b-1 plan, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its peer groups and select peer group, as applicable, as shown below:

Fund	ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)[1]	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)[2]
PowerShares China All-Cap Portfolio	Higher than median (21)	N/A	Lower than median (19)	Higher than median (3)
PowerShares China Technology Portfolio	Higher than median (6)	N/A	Lower than median (6)	Lower than median (2)

Effective June 4, 2018, the Trust and the PowerShares Funds became the Invesco ETFs and Invesco PowerShares Capital Management LLC became Invesco Capital Management LLC.

139

Fund	ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)[1]	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)[2]
PowerShares MSCI Emerging Markets Equal Country Weight Portfolio	Higher than median (54)	Higher than median (7)	Lower than median (211)	Higher than median (4)
PowerShares S&P High Income Infrastructure Portfolio	Lower than median (6)	N/A	Lower than median (22)	Lower than median (4)
PowerShares Shipping Portfolio	Higher than median (20)	Higher than median (1)	Lower than median (10)	N/A

[1]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated with an “N/A” for not available.

[2]	The information provided by the Adviser did not include select peer groups for certain Funds. Those Funds have been designated with an “N/A” for not available.

The Trustees noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees considered each Fund’s proposed unitary advisory fee in light of the administrative, operational and management oversight services to be provided by the Adviser. The Board concluded that the unitary advisory fee to be charged to each Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser.

In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing each Fund because the Funds had not yet commenced operations. However, the Trustees noted other information the Board received at its April 2017 meeting on the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but that a unitary advisory fee provides a level of certainty in expenses for each Fund. The Trustees considered whether the proposed advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of each Fund, and they concluded that the flat advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationships with each Fund, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for each Fund. No single factor was determinative in the Board’s analysis.

140

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s Form N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com.

©2018 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-12	invesco.com/us

Invesco Semi-Annual Report to Shareholders

April 30, 2018

PBTP	Invesco PureBetaSM 0-5 Yr US TIPS ETF
PBDM	Invesco PureBetaSM FTSE Developed ex-North America ETF
PBEE	Invesco PureBetaSM FTSE Emerging Markets ETF
PBUS	Invesco PureBetaSM MSCI USA ETF
PBSM	Invesco PureBetaSM MSCI USA Small Cap ETF
PBND	Invesco PureBetaSM US Aggregate Bond ETF

Effective June 4, 2018, the Funds’ names changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

2

Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)

April 30, 2018

(Unaudited)

Portfolio Composition
Duration Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Maturing in 0-5 Years	99.9
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Treasury Securities—99.9%
	U.S. Treasury Inflation—Indexed Notes—99.9%(a)
$69,000	U.S. Treasury Inflation—Indexed Notes	1.375%	07/15/2018	$80,223
68,000	U.S. Treasury Inflation—Indexed Notes	2.125	01/15/2019	79,921
230,000	U.S. Treasury Inflation—Indexed Notes	0.125	04/15/2019	243,329
70,000	U.S. Treasury Inflation—Indexed Notes	1.875	07/15/2019	83,438
87,000	U.S. Treasury Inflation—Indexed Notes	1.375	01/15/2020	101,837
230,000	U.S. Treasury Inflation—Indexed Notes	0.125	04/15/2020	242,536
149,000	U.S. Treasury Inflation—Indexed Notes	1.250	07/15/2020	173,677
169,000	U.S. Treasury Inflation—Indexed Notes	1.125	01/15/2021	195,590
207,000	U.S. Treasury Inflation—Indexed Notes	0.125	04/15/2021	214,478
165,000	U.S. Treasury Inflation—Indexed Notes	0.625	07/15/2021	183,359
189,500	U.S. Treasury Inflation—Indexed Notes	0.125	01/15/2022	205,032
204,000	U.S. Treasury Inflation—Indexed Notes	0.125	04/15/2022	204,607
189,000	U.S. Treasury Inflation—Indexed Notes	0.125	07/15/2022	201,321
188,000	U.S. Treasury Inflation—Indexed Notes	0.125	01/15/2023	198,130
73,000	U.S. Treasury Inflation—Indexed Notes	0.625	04/15/2023	72,991

	Total U.S. Treasury Securities (Cost $2,514,670)			2,480,469

Number of Shares
	Money Market Fund—0.0%
489	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(b)
	(Cost $489)			489

	Total Investments in Securities (Cost $2,515,159)—99.9%			2,480,958
	Other assets less liabilities—0.1%			3,459

	Net Assets—100.0%			$2,484,417

Notes to Schedule of Investments:

(a)	Principal amount of security and interest payments are adjusted for inflation. See Note 2J.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Financials	20.3
Industrials	14.8
Consumer Discretionary	12.7
Consumer Staples	10.6
Health Care	9.6
Information Technology	8.4
Materials	8.2
Energy	5.4
Telecommunication Services	3.5
Real Estate	3.3
Utilities	3.2
Other Assets Less Liabilities	0.0

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Australia—6.5%
72	Adelaide Brighton Ltd.	$349
104	AGL Energy Ltd.	1,700
80	ALS Ltd.	469
397	Alumina Ltd.	784
184	Amcor Ltd.	1,904
465	AMP Ltd.	1,412
23	Ansell Ltd.	452
200	APA Group	1,257
101	Aristocrat Leisure Ltd.	2,034
31	ASX Ltd.	1,367
312	Aurizon Holdings Ltd.	1,056
280	AusNet Services	362
466	Australia & New Zealand Banking Group Ltd.	9,409
62	Bank of Queensland Ltd.	469
76	Bendigo & Adelaide Bank Ltd.	606
509	BHP Billiton Ltd.	11,880
330	BHP Billiton PLC	6,999
90	BlueScope Steel Ltd.	1,109
185	Boral Ltd.	954
252	Brambles Ltd.	1,873
41	Caltex Australia Ltd.	957
91	Challenger Ltd.	737
15	CIMIC Group Ltd.	510
84	Coca-Cola Amatil Ltd.	587
9	Cochlear Ltd.	1,313
277	Commonwealth Bank of Australia	14,966
77	Computershare Ltd.	982
56	Crown Resorts Ltd.	545
72	CSL Ltd.	9,218
80	CSR Ltd.	339
162	Dexus REIT	1,157

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Australia (continued)
36	Domain Holdings Australia Ltd.	$84
10	Domino’s Pizza Enterprises Ltd.	318
94	Downer EDI Ltd.	484
62	DuluxGroup Ltd.	362
365	Fairfax Media Ltd.	196
9	Flight Centre Travel Group Ltd.	379
255	Fortescue Metals Group Ltd.	874
279	Goodman Group REIT	1,906
286	GPT Group (The) REIT	1,042
84	Harvey Norman Holdings Ltd.	222
275	Healthscope Ltd.	504
66	Iluka Resources Ltd.	582
268	Incitec Pivot Ltd.	764
376	Insurance Australia Group Ltd.	2,235
58	IOOF Holdings Ltd.	390
96	LendLease Group	1,292
103	Macquarie Atlas Roads Group	498
49	Macquarie Group Ltd.	3,991
20	Magellan Financial Group Ltd.	350
437	Medibank Private Ltd.	962
154	Metcash Ltd.	417
588	Mirvac Group REIT	992
433	National Australia Bank Ltd.	9,430
122	Newcrest Mining Ltd.	1,941
49	Nufarm Ltd.	336
216	Oil Search Ltd.	1,273
60	Orica Ltd.	898
278	Origin Energy Ltd.(a)	2,033
192	Orora Ltd.	483
47	OZ Minerals Ltd.	327

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Australia (continued)
7	Perpetual Ltd.	$212
37	Platinum Asset Management Ltd.	157
118	Qantas Airways Ltd.	513
218	QBE Insurance Group Ltd.	1,634
20	Ramsay Health Care Ltd.	973
8	REA Group Ltd.	487
281	Santos Ltd.(a)	1,295
812	Scentre Group REIT	2,464
55	SEEK Ltd.	803
118	Shopping Centres Australasia Property Group REIT	212
67	Sonic Healthcare Ltd.	1,192
829	South32 Ltd.	2,315
131	Star Entertainment Group Ltd. (The)	522
384	Stockland REIT	1,198
205	Suncorp Group Ltd.	2,164
175	Sydney Airport	938
299	Tabcorp Holdings Ltd.	984
661	Telstra Corp. Ltd.	1,580
57	TPG Telecom Ltd.	239
357	Transurban Group	3,118
117	Treasury Wine Estates Ltd.	1,673
520	Vicinity Centres REIT	956
95	Vocus Group Ltd.	174
180	Wesfarmers Ltd.	5,927
304	Westfield Corp. REIT	2,106
541	Westpac Banking Corp.	11,652
108	Whitehaven Coal Ltd.	373
151	Woodside Petroleum Ltd.	3,659
205	Woolworths Group Ltd.	4,301
35	WorleyParsons Ltd.	427

		167,569

	Austria—0.3%
9	ams AG	744
11	ANDRITZ AG	591
46	Erste Group Bank AG	2,248
22	OMV AG	1,363
20	Raiffeisen Bank International AG(a)	673
22	Telekom Austria AG, Class A	210
6	Vienna Insurance Group AG Wiener Versicherung Gruppe	195
18	voestalpine AG	947

		6,971

	Belgium—1.0%
4	Ackermans & van Haaren NV	721
31	Ageas	1,658
117	Anheuser-Busch InBev SA/NV	11,590
16	bpost SA	348
10	Colruyt SA	563
11	Groupe Bruxelles Lambert SA	1,257
43	KBC Group NV	3,749
22	Proximus SADP	672
2	Sofina SA	348
11	Solvay SA	1,530
8	Telenet Group Holding NV(a)	467
19	UCB SA	1,432
33	Umicore SA	1,836

		26,171

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Chile—0.0%
55	Antofagasta PLC	$732

	China—0.4%
110	AAC Technologies Holdings, Inc.	1,579
569	BOC Hong Kong (Holdings) Ltd.	2,939
424	China Mengniu Dairy Co. Ltd.	1,370
398	China Travel International Investment Hong Kong Ltd.	149
455	FIH Mobile Ltd.	78
369	Guotai Junan International Holdings Ltd.	110
109	Minth Group Ltd.	518
129	Nexteer Automotive Group Ltd.	199
444	Semiconductor Manufacturing International Corp.(a)	576
567	Shougang Fushan Resources Group Ltd.	139
546	Shui On Land Ltd.	147
295	Tingyi Cayman Islands Holding Corp.	559
162	Towngas China Co. Ltd.	144
182	Uni-President China Holdings Ltd.	172
874	Want Want China Holdings Ltd.	772
495	Xinyi Solar Holdings Ltd.	225

		9,676

	Denmark—1.5%
1	AP Moller—Maersk A/S, Class A	1,530
1	AP Moller—Maersk A/S, Class B	1,602
17	Carlsberg A/S, Class B	1,902
14	Chr. Hansen Holding A/S	1,270
21	Coloplast A/S, Class B	1,780
106	Danske Bank A/S	3,695
29	DSV A/S	2,297
9	Genmab A/S(a)	1,821
9	H. Lundbeck A/S	524
29	ISS A/S	1,013
11	Jyske Bank A/S	660
270	Novo Nordisk A/S, Class B	12,683
34	Novozymes A/S, Class B	1,604
26	Orsted A/S(b)	1,711
17	Pandora A/S	1,890
1	Rockwool International A/S, Class B	301
17	Tryg A/S	403
33	Vestas Wind Systems A/S	2,133
18	William Demant Holding A/S(a)	701

		39,520

	Finland—1.0%
23	Elisa Oyj	1,020
68	Fortum Oyj	1,567
17	Huhtamaki Oyj	693
11	Kesko Oyj, Class B	646
60	Kone Oyj, Class B	2,981
17	Metso Oyj	606
20	Neste Oyj	1,682
827	Nokia Oyj	4,992
21	Nokian Renkaat Oyj	840
16	Orion Oyj, Class B	486
74	Sampo Oyj, Class A	3,982
75	Stora Enso Oyj, Class R	1,482
85	UPM-Kymmene Oyj	3,034
75	Wartsila Oyj Abp	1,591

		25,602

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	France—9.7%
31	Accor SA	$1,752
5	Aeroports de Paris	1,098
34	Air France-KLM(a)	332
67	Air Liquide SA	8,709
87	Airbus SE	10,197
13	ALD SA(a)(b)	220
24	Alstom SA	1,089
8	Amundi SA(b)	679
11	Arkema SA	1,439
14	Atos SE	1,887
300	AXA SA	8,580
6	bioMerieux	474
171	BNP Paribas SA	13,186
155	Bollore SA	769
32	Bouygues SA	1,626
40	Bureau Veritas SA	1,043
25	Capgemini SE	3,433
87	Carrefour SA	1,781
9	Casino Guichard Perrachon SA	466
79	Cie de Saint-Gobain	4,128
28	CIE Generale des Etablissements Michelin SCA	3,931
9	CIE Plastic Omnium SA	432
25	CNP Assurances	640
181	Credit Agricole SA	2,975
93	Danone SA	7,501
20	Dassault Systemes SE	2,584
37	Edenred	1,271
12	Eiffage SA	1,426
76	Electricite de France SA	1,063
21	Elior Group(b)	429
30	Elis SA	717
261	Engie SA	4,577
32	Essilor International Cie Generale d’Optique SA	4,357
7	Eurazeo SA	613
27	Eutelsat Communications SA	584
12	Faurecia SA	979
6	Fonciere des Regions REIT	671
7	Gecina SA REIT	1,210
72	Getlink SE	1,017
5	Hermes International	3,232
6	ICADE REIT	595
4	Iliad SA	800
6	Imerys SA	546
9	Ingenico Group SA	787
6	Ipsen SA	972
11	JCDecaux SA	393
12	Kering SA	6,926
33	Klepierre SA REIT	1,349
18	Lagardere SCA	515
42	Legrand SA	3,259
38	L’Oreal SA	9,105
39	LVMH Moet Hennessy Louis Vuitton SE	13,582
133	Natixis SA	1,088
304	Orange SA	5,529
7	Orpea	897
34	Pernod Ricard SA	5,642

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	France (continued)
70	Peugeot SA	$1,723
33	Publicis Groupe SA	2,468
4	Remy Cointreau SA	550
29	Renault SA	3,139
48	Rexel SA	743
12	Rubis SCA	931
47	Safran SA	5,515
174	Sanofi	13,741
4	Sartorius Stedim Biotech	372
84	Schneider Electric SE	7,592
25	SCOR SE	1,015
4	SEB SA	766
4	Societe BIC SA	408
116	Societe Generale SA	6,357
14	Sodexo SA	1,384
58	Suez	838
9	Teleperformance	1,443
16	Thales SA	2,025
357	Total SA	22,430
14	Ubisoft Entertainment SA(a)	1,335
16	Unibail-Rodamco SE REIT	3,832
38	Valeo SA	2,530
78	Veolia Environnement SA	1,848
75	Vinci SA	7,493
169	Vivendi SA	4,460
5	Wendel SA	753
6	Worldline SA(a)(b)	302

		251,075

	Germany—8.9%
7	1&1 Drillisch AG	508
32	adidas AG	7,872
69	Allianz SE	16,331
7	Axel Springer SE	573
145	BASF SE	15,072
131	Bayer AG	15,690
51	Bayerische Motoren Werke AG	5,698
9	Bayerische Motoren Werke AG (Preference Shares)	871
16	Beiersdorf AG	1,814
25	Brenntag AG	1,431
4	Carl Zeiss Meditec AG	271
26	Ceconomy AG	291
165	Commerzbank AG(a)	2,129
17	Continental AG	4,543
24	Covestro AG(b)	2,182
153	Daimler AG	12,067
17	Delivery Hero AG(a)(b)	812
295	Deutsche Bank AG	4,043
30	Deutsche Boerse AG	4,038
37	Deutsche Lufthansa AG	1,079
154	Deutsche Post AG	6,709
512	Deutsche Telekom AG	8,957
56	Deutsche Wohnen AG-BR	2,646
327	E.ON SE	3,578
24	Evonik Industries AG	854
4	Fielmann AG	329

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Germany (continued)
6	Fraport AG Frankfurt Airport Services Worldwide	$581
33	Fresenius Medical Care AG & Co. KGaA	3,360
64	Fresenius SE & Co. KGaA	4,889
5	FUCHS PETROLUB SE	257
11	FUCHS PETROLUB SE (Preference Shares)	591
26	GEA Group AG	1,017
10	Hannover Rueck SE	1,406
6	Hapag-Lloyd AG(a)(b)	258
23	HeidelbergCement AG	2,256
7	Hella GmbH & Co. KGaA	432
18	Henkel AG & Co. KGaA	2,148
28	Henkel AG & Co. KGaA (Preference Shares)	3,566
3	HOCHTIEF AG	548
10	HUGO BOSS AG	938
179	Infineon Technologies AG	4,587
20	Innogy SE(b)	883
30	K+S AG	883
11	KION Group AG	918
15	LANXESS AG	1,111
10	LEG Immobilien AG	1,151
29	Linde AG(a)	6,449
6	MAN SE	692
20	Merck KGaA	1,959
26	METRO AG	377
8	MTU Aero Engines AG	1,377
22	Muenchener Rueckversicherungs-Gesellschaft AG In Muenchen	5,044
15	OSRAM Licht AG	863
24	Porsche Automobil Holding SE (Preference Shares)	2,047
36	ProSiebenSat.1 Media SE	1,309
1	Puma SE	488
1	Rational AG	626
7	Rheinmetall AG	916
77	RWE AG	1,849
6	RWE AG (Preference Shares)	122
144	SAP SE	16,058
5	Sartorius AG (Preference Shares)	772
121	Siemens AG	15,400
21	Siemens Healthineers AG(a)(b)	819
4	STADA Arzneimittel AG	404
12	Suedzucker AG	200
19	Symrise AG	1,535
6	Talanx AG	271
106	Telefonica Deutschland Holding AG	507
74	thyssenkrupp AG	1,931
69	TUI AG	1,557
31	Uniper SE	960
18	United Internet AG	1,165
5	Volkswagen AG	1,023
29	Volkswagen AG (Preference Shares)	6,008
77	Vonovia SE	3,864
2	Wacker Chemie AG	360
18	Wirecard AG	2,448
17	Zalando SE(a)(b)	875

		232,443

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Hong Kong—3.1%
1,855	AIA Group Ltd.	$16,563
43	ASM Pacific Technology Ltd.	587
188	Bank of East Asia Ltd. (The)	825
462	Brightoil Petroleum Holdings Ltd.(a)(c)	71
53	Cafe de Coral Holdings Ltd.	130
125	Cathay Pacific Airways Ltd.	200
309	Champion REIT	218
742	China Oceanwide Holdings Ltd.(a)	40
169	Chow Tai Fook Jewellery Group Ltd.	218
427	CK Asset Holdings Ltd.	3,681
425	CK Hutchison Holdings Ltd.	5,020
98	CK Infrastructure Holdings Ltd.	773
261	CLP Holdings Ltd.	2,702
58	Dah Sing Banking Group Ltd.	138
23	Dah Sing Financial Holdings Ltd.	154
47	Dairy Farm International Holdings Ltd.	396
295	Esprit Holdings Ltd.(a)	102
369	First Pacific Co. Ltd.	189
335	Galaxy Entertainment Group Ltd.	2,931
43	Great Eagle Holdings Ltd.	217
355	Haitong International Securities Group Ltd.	207
138	Hang Lung Group Ltd.	417
321	Hang Lung Properties Ltd.	758
115	Hang Seng Bank Ltd.	2,909
170	Henderson Land Development Co. Ltd.	1,077
1,294	Hong Kong & China Gas Co. Ltd.	2,703
194	Hong Kong Exchanges & Clearing Ltd.	6,289
185	Hongkong Land Holdings Ltd.	1,341
90	Hopewell Holdings Ltd.	321
802	Hutchison Port Holdings Trust	268
98	Hysan Development Co. Ltd.	571
33	Jardine Matheson Holdings Ltd.	2,004
29	Jardine Strategic Holdings Ltd.	1,097
54	Johnson Electric Holdings Ltd.	188
87	Kerry Logistics Network Ltd.	133
94	Kerry Properties Ltd.	449
917	Li & Fung Ltd.	462
71	Lifestyle International Holdings Ltd.	133
351	Link REIT	3,101
126	Melco International Development Ltd.	467
222	MTR Corp. Ltd.	1,247
872	New World Development Co. Ltd.	1,280
221	NWS Holdings Ltd.	435
31	Orient Overseas International Ltd.	295
659	PCCW Ltd.	408
207	Power Assets Holdings Ltd.	1,537
164	Sa Sa International Holdings Ltd.	102
175	Shangri-La Asia Ltd.	341
293	Shun Tak Holdings Ltd.	121
470	Sino Land Co. Ltd.	813
296	SJM Holdings Ltd.	296
348	Sun Art Retail Group Ltd.	391
225	Sun Hung Kai Properties Ltd.	3,612
80	Swire Pacific Ltd., Class A	792
146	Swire Pacific Ltd., Class B	246
167	Swire Properties Ltd.	593

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Hong Kong (continued)
198	Techtronic Industries Co. Ltd.	$1,158
46	Television Broadcasts Ltd.	146
25	VTech Holdings Ltd.	305
1,328	WH Group Ltd.(b)	1,377
193	Wharf Holdings Ltd. (The)	643
193	Wharf Real Estate Investment Co. Ltd.	1,451
130	Wheelock & Co. Ltd.	965
317	Xinyi Glass Holdings Ltd.	458
114	Yue Yuen Industrial Holdings Ltd.	325

		79,387

	Indonesia—0.0%
1,011	Golden Agri-Resources Ltd.	263

	Ireland—0.6%
108	Aib Group PLC	642
146	Bank of Ireland Group PLC	1,310
133	CRH PLC	4,718
31	Glanbia PLC	523
70	James Hardie Industries PLC	1,243
23	Kerry Group PLC, Class A	2,341
24	Kingspan Group PLC	1,085
13	Paddy Power Betfair PLC	1,281
38	Smurfit Kappa Group PLC	1,620

		14,763

	Israel—0.5%
10	Airport City Ltd.(a)	114
16	Alony Hetz Properties & Investments Ltd.	142
18	Amot Investments Ltd.	89
5	Azrieli Group Ltd.	229
163	Bank Hapoalim BM	1,113
228	Bank Leumi Le-Israel BM	1,344
324	Bezeq The Israeli Telecommunication Corp. Ltd.	408
1	Delek Group Ltd.	149
4	Elbit Systems Ltd.	461
8	First International Bank of Israel Ltd.	165
6	Frutarom Industries Ltd.	573
15	Gazit-Globe Ltd.	142
18	Harel Insurance Investments & Financial Services Ltd.	131
115	Israel Chemicals Ltd.	515
1	Israel Corp. Ltd. (The)	195
185	Israel Discount Bank Ltd., Class A(a)	512
7	Mazor Robotics Ltd.(a)	187
2	Melisron Ltd.	82
87	Migdal Insurance & Financial Holding Ltd.(a)	85
20	Mizrahi Tefahot Bank Ltd.	366
10	Nice Ltd.(a)	950
237	Oil Refineries Ltd.	103
1	Paz Oil Co. Ltd.	145
20	Phoenix Holdings Ltd. (The)(a)	103
43	Shikun & Binui Ltd.	73
17	Shufersal Ltd.	98
3	SodaStream International Ltd.(a)	284
6	Strauss Group Ltd.	123
145	Teva Pharmaceutical Industries Ltd.	2,614
15	Tower Semiconductor Ltd.(a)	391

		11,886

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Italy—2.3%
245	A2A SpA	$492
208	Assicurazioni Generali SpA	4,196
84	Atlantia SpA	2,779
40	Banca Mediolanum SpA	321
241	Banco Bpm SpA(a)	875
11	Buzzi Unicem SpA	278
10	Buzzi Unicem SpA-RSP	143
90	Davide Campari-Milano SpA	675
1,234	Enel SpA	7,820
397	Eni SpA	7,751
20	Ferrari NV	2,458
62	Finecobank Banca Fineco SpA	738
2,144	Intesa Sanpaolo SpA	8,155
148	Intesa Sanpaolo SpA-RSP	587
78	Italgas SpA	504
61	Leonardo SpA	704
25	Luxottica Group SpA	1,561
55	Mediaset SpA(a)	218
92	Mediobanca Banca di Credito Finanziario SpA	1,117
26	Moncler SpA	1,173
30	Parmalat SpA	109
55	Pirelli & C SpA(a)(b)	477
73	Poste Italiane SpA(b)	713
81	Prada SpA	408
34	Prysmian SpA	999
16	Recordati SpA	572
91	Saipem SpA(a)	348
7	Salvatore Ferragamo SpA	207
375	Snam SpA	1,799
1,811	Telecom Italia SpA(a)	1,784
957	Telecom Italia SpA/Milano-RSP	822
224	Terna Rete Elettrica Nazionale SpA	1,343
353	Unicredit SpA	7,642
156	Unione di Banche Italiane SpA	803
149	UnipolSai Assicurazioni SpA	401

		60,972

	Japan—24.1%
11	77 Bank Ltd. (The)	272
4	ABC-Mart, Inc.	264
60	Acom Co. Ltd.	272
28	Advantest Corp.	659
110	Aeon Co. Ltd.	2,194
18	AEON Financial Service Co. Ltd.	422
19	Aeon Mall Co. Ltd.	382
8	Aica Kogyo Co. Ltd.	300
46	Aiful Corp.(a)	155
3	Ain Holdings, Inc.	199
24	Air Water, Inc.	464
28	Aisin Seiki Co. Ltd.	1,520
80	Ajinomoto Co., Inc.	1,464
28	Alfresa Holdings Corp.	618
30	Alps Electric Co. Ltd.	666
52	Amada Holdings Co. Ltd.	626
18	ANA Holdings, Inc.	713
7	Aoyama Trading Co. Ltd.	269
18	Aozora Bank Ltd.	728

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
14	Aplus Financial Co. Ltd.(a)	$15
3	Ariake Japan Co. Ltd.	258
30	Asahi Glass Co. Ltd.	1,245
60	Asahi Group Holdings Ltd.	3,035
16	Asahi Intecc Co. Ltd.	557
197	Asahi Kasei Corp.	2,714
28	Asics Corp.	527
3	ASKUL Corp.	94
319	Astellas Pharma, Inc.	4,670
10	Autobacs Seven Co. Ltd.	189
30	Awa Bank Ltd. (The)	195
10	Azbil Corp.	466
31	Bandai Namco Holdings, Inc.	1,050
11	Bank of Kyoto Ltd. (The)	661
11	Benesse Holdings, Inc.	401
24	Bic Camera, Inc.	392
99	Bridgestone Corp.	4,126
37	Brother Industries Ltd.	793
12	Calbee, Inc.	405
7	Canon Marketing Japan, Inc.	152
163	Canon, Inc.	5,646
14	Capcom Co. Ltd.	267
34	Casio Computer Co. Ltd.	506
29	Central Japan Railway Co.	5,823
104	Chiba Bank Ltd. (The)	837
24	Chiyoda Corp.	247
111	Chubu Electric Power Co., Inc.	1,738
34	Chugai Pharmaceutical Co. Ltd.	1,796
27	Chugoku Bank Ltd. (The)	314
46	Chugoku Electric Power Co., Inc. (The)	575
3	Ci:z Holdings Co. Ltd.	144
43	Citizen Watch Co. Ltd.	320
19	Coca-Cola Bottlers Japan Holdings, Inc.	817
7	Colopl, Inc.	53
16	COMSYS Holdings Corp.	446
188	Concordia Financial Group Ltd.	1,094
10	Cosmo Energy Holdings Co. Ltd.	327
1	Cosmos Pharmaceutical Corp.	225
25	Credit Saison Co. Ltd.	448
15	CyberAgent, Inc.	821
47	Dai Nippon Printing Co. Ltd.	1,010
47	Daicel Corp.	543
6	Daido Steel Co. Ltd.	325
15	Daifuku Co. Ltd.	806
180	Dai-ichi Life Holdings, Inc.	3,565
103	Daiichi Sankyo Co. Ltd.	3,521
7	Daiichikosho Co. Ltd.	367
42	Daikin Industries Ltd.	4,909
5	Daikyo, Inc.	109
5	Daishi Bank Ltd. (The)	224
11	Daito Trust Construction Co. Ltd.	1,849
103	Daiwa House Industry Co. Ltd.	3,775
255	Daiwa Securities Group, Inc.	1,566
17	DeNA Co. Ltd.	324
14	Denka Co. Ltd.	500
77	Denso Corp.	4,050

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
35	Dentsu, Inc.	$1,652
13	DIC Corp.	442
4	Disco Corp.	705
16	DMG Mori Co. Ltd.	299
19	Don Quijote Holdings Co. Ltd.	1,022
7	Dowa Holdings Co. Ltd.	264
58	East Japan Railway Co.	5,560
16	Ebara Corp.	613
42	Eisai Co. Ltd.	2,807
26	Electric Power Development Co. Ltd.	705
5	Exedy Corp.	170
8	Ezaki Glico Co. Ltd.	431
13	Familymart UNY Holdings Co. Ltd.	1,263
31	FANUC Corp.	6,675
8	Fast Retailing Co. Ltd.	3,519
4	FP Corp.	247
91	Fuji Electric Co. Ltd.	651
7	Fuji Media Holdings, Inc.	115
7	Fuji Oil Holdings, Inc.	225
61	FUJIFILM Holdings Corp.	2,456
43	Fujikura Ltd.	292
9	Fujitsu General Ltd.	146
307	Fujitsu Ltd.	1,857
116	Fukuoka Financial Group, Inc.	621
5	Fukuyama Transporting Co. Ltd.	208
10	Furukawa Electric Co. Ltd.	492
9	Glory Ltd.	310
3	GMO Payment Gateway, Inc.	297
15	Gree, Inc.	83
61	GS Yuasa Corp.	328
59	GungHo Online Entertainment, Inc.	177
68	Gunma Bank Ltd. (The)	398
14	H2O Retailing Corp.	262
65	Hachijuni Bank Ltd. (The)	344
38	Hakuhodo DY Holdings, Inc.	532
21	Hamamatsu Photonics K.K.	810
36	Hankyu Hanshin Holdings, Inc.	1,420
44	Haseko Corp.	694
8	Heiwa Corp.	159
4	Hikari Tsushin, Inc.	647
42	Hino Motors Ltd.	513
5	Hirose Electric Co. Ltd.	705
46	Hiroshima Bank Ltd. (The)	351
5	HIS Co. Ltd.	183
11	Hisamitsu Pharmaceutical Co., Inc.	857
7	Hitachi Capital Corp.	187
16	Hitachi Chemical Co. Ltd.	352
17	Hitachi Construction Machinery Co. Ltd.	616
10	Hitachi High-Technologies Corp.	465
733	Hitachi Ltd.	5,351
31	Hitachi Metals Ltd.	356
7	Hitachi Transport System Ltd.	187
28	Hokkaido Electric Power Co., Inc.	185
20	Hokuhoku Financial Group, Inc.	296
27	Hokuriku Electric Power Co.(a)	275
277	Honda Motor Co. Ltd.	9,505

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
6	Horiba Ltd.	$434
8	Hoshizaki Corp.	742
12	House Foods Group, Inc.	423
57	Hoya Corp.	3,044
56	Hulic Co. Ltd.	602
17	Ibiden Co. Ltd.	281
32	Ichigo, Inc.	142
23	Idemitsu Kosan Co. Ltd.	901
21	IHI Corp.	689
22	Iida Group Holdings Co. Ltd.	430
145	Inpex Corp.	1,855
57	Isetan Mitsukoshi Holdings Ltd.	634
86	Isuzu Motors Ltd.	1,314
9	Ito EN Ltd.	359
224	ITOCHU Corp.	4,479
16	ITOCHU Techno-Solutions Corp.	331
21	Itoham Yonekyu Holdings, Inc.	191
43	Iyo Bank Ltd. (The)	339
6	Izumi Co. Ltd.	396
39	J Front Retailing Co. Ltd.	633
5	JAFCO Co. Ltd.	220
19	Japan Airlines Co. Ltd.	748
7	Japan Airport Terminal Co. Ltd.	287
7	Japan Aviation Electronics Industry Ltd.	120
56	Japan Display, Inc.(a)	74
85	Japan Exchange Group, Inc.	1,575
5	Japan Petroleum Exploration Co. Ltd.	130
65	Japan Post Bank Co. Ltd.	882
210	Japan Post Holdings Co. Ltd.	2,549
10	Japan Post Insurance Co. Ltd.	246
10	Japan Steel Works Ltd. (The)	326
190	Japan Tobacco, Inc.	5,099
82	JFE Holdings, Inc.	1,689
34	JGC Corp.	831
30	JSR Corp.	566
36	JTEKT Corp.	583
505	JXTG Holdings, Inc.	3,297
12	Kagome Co. Ltd.	433
145	Kajima Corp.	1,398
21	Kakaku.com, Inc.	400
5	Kaken Pharmaceutical Co. Ltd.	295
16	Kamigumi Co. Ltd.	360
16	Kandenko Co. Ltd.	189
46	Kaneka Corp.	453
115	Kansai Electric Power Co., Inc. (The)	1,604
31	Kansai Paint Co. Ltd.	696
76	Kao Corp.	5,456
23	Kawasaki Heavy Industries Ltd.	771
13	Kawasaki Kisen Kaisha Ltd.(a)	300
285	KDDI Corp.	7,649
15	Keihan Holdings Co. Ltd.	484
39	Keikyu Corp.	715
18	Keio Corp.	824
22	Keisei Electric Railway Co. Ltd.	718
37	Keiyo Bank Ltd. (The)	169
18	Kewpie Corp.	420

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
14	Keyence Corp.	$8,538
28	Kikkoman Corp.	1,214
21	Kinden Corp.	365
28	Kintetsu Group Holdings Co. Ltd.	1,140
133	Kirin Holdings Co. Ltd.	3,725
5	Kissei Pharmaceutical Co. Ltd.	141
10	Kobayashi Pharmaceutical Co. Ltd.	841
47	Kobe Steel Ltd.	482
8	Koei Tecmo Holdings Co. Ltd.	165
18	Koito Manufacturing Co. Ltd.	1,209
13	Kokuyo Co. Ltd.	233
145	Komatsu Ltd.	4,949
4	Komeri Co. Ltd.	106
15	Konami Holdings Corp.	737
72	Konica Minolta, Inc.	617
5	Kose Corp.	923
26	K’s Holdings Corp.	375
177	Kubota Corp.	2,992
56	Kuraray Co. Ltd.	932
17	Kurita Water Industries Ltd.	552
2	Kusuri NO Aoki Holdings Co. Ltd.	137
49	Kyocera Corp.	3,134
7	KYORIN Holdings, Inc.	137
14	Kyowa Exeo Corp.	365
40	Kyowa Hakko Kirin Co. Ltd.	868
6	Kyudenko Corp.	279
73	Kyushu Electric Power Co., Inc.	902
61	Kyushu Financial Group, Inc.	300
25	Kyushu Railway Co.	799
8	Lawson, Inc.	529
38	Leopalace21 Corp.	330
6	Line Corp.(a)	217
8	Lintec Corp.	231
40	Lion Corp.	859
41	LIXIL Group Corp.	919
32	M3, Inc.	1,204
8	Mabuchi Motor Co. Ltd.	401
21	Maeda Corp.	259
9	Maeda Road Construction Co. Ltd.	194
39	Makita Corp.	1,747
248	Marubeni Corp.	1,866
33	Marui Group Co. Ltd.	684
10	Maruichi Steel Tube Ltd.	341
16	Matsui Securities Co. Ltd.	156
12	Matsumotokiyoshi Holdings Co. Ltd.	534
90	Mazda Motor Corp.	1,251
161	Mebuki Financial Group, Inc.	625
25	Medipal Holdings Corp.	537
7	Megmilk Snow Brand Co. Ltd.	210
21	MEIJI Holdings Co. Ltd.	1,685
67	Minebea Mitsumi, Inc.	1,343
8	Miraca Holdings, Inc.	310
44	MISUMI Group, Inc.	1,218
205	Mitsubishi Chemical Holdings Corp.	1,945
204	Mitsubishi Corp.	5,637
313	Mitsubishi Electric Corp.	4,807

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
187	Mitsubishi Estate Co. Ltd.	$3,422
30	Mitsubishi Gas Chemical Co., Inc.	705
45	Mitsubishi Heavy Industries Ltd.	1,777
11	Mitsubishi Logistics Corp.	253
20	Mitsubishi Materials Corp.	610
99	Mitsubishi Motors Corp.	736
35	Mitsubishi Tanabe Pharma Corp.	664
2,025	Mitsubishi UFJ Financial Group, Inc.	13,568
69	Mitsubishi UFJ Lease & Finance Co. Ltd.	440
266	Mitsui & Co. Ltd.	4,800
29	Mitsui Chemicals, Inc.	831
12	Mitsui E&S Holdings Co. Ltd.(a)	205
150	Mitsui Fudosan Co. Ltd.	3,842
9	Mitsui Mining & Smelting Co. Ltd.	383
17	Mitsui OSK Lines Ltd.	504
16	Miura Co. Ltd.	484
4,029	Mizuho Financial Group, Inc.	7,299
2	Mochida Pharmaceutical Co. Ltd.	141
9	MonotaRO Co. Ltd.	314
6	Morinaga & Co. Ltd.	292
6	Morinaga Milk Industry Co. Ltd.	264
79	MS&AD Insurance Group Holdings, Inc.	2,651
30	Murata Manufacturing Co. Ltd.	3,787
18	Nabtesco Corp.	651
17	Nagase & Co. Ltd.	291
29	Nagoya Railroad Co. Ltd.	760
17	Nankai Electric Railway Co. Ltd.	451
40	NEC Corp.	1,098
64	Nexon Co. Ltd.(a)	932
42	NGK Insulators Ltd.	769
30	NGK Spark Plug Co. Ltd.	773
16	NH Foods Ltd.	700
26	NHK Spring Co. Ltd.	286
17	Nichirei Corp.	492
37	Nidec Corp.	5,787
14	Nifco, Inc.	492
12	Nihon Kohden Corp.	343
20	Nihon M&A Center, Inc.	585
55	Nikon Corp.	959
17	Nintendo Co. Ltd.	7,163
8	Nippo Corp.	184
13	Nippon Electric Glass Co. Ltd.	375
12	Nippon Express Co. Ltd.	907
27	Nippon Kayaku Co. Ltd.	338
24	Nippon Paint Holdings Co. Ltd.	975
15	Nippon Paper Industries Co. Ltd.	287
8	Nippon Shinyaku Co. Ltd.	595
5	Nippon Shokubai Co. Ltd.	340
124	Nippon Steel & Sumitomo Metal Corp.	2,703
101	Nippon Telegraph & Telephone Corp.	4,804
8	Nippon Television Holdings, Inc.	140
25	Nippon Yusen KK	533
19	Nipro Corp.	274
25	Nishi-Nippon Financial Holdings, Inc.	300
12	Nishi-Nippon Railroad Co. Ltd.	333
22	Nissan Chemical Industries Ltd.	980

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
306	Nissan Motor Co. Ltd.	$3,215
10	Nissan Shatai Co. Ltd.	107
41	Nisshin Seifun Group, Inc.	897
7	Nisshin Steel Co. Ltd.	93
20	Nisshinbo Holdings, Inc.	282
11	Nissin Foods Holdings Co. Ltd.	808
12	Nitori Holdings Co. Ltd.	2,017
24	Nitto Denko Corp.	1,781
2	Noevir Holdings Co. Ltd.	144
11	NOF Corp.	328
18	NOK Corp.	369
514	Nomura Holdings, Inc.	2,961
19	Nomura Real Estate Holdings, Inc.	472
17	Nomura Research Institute Ltd.	878
44	North Pacific Bank Ltd.	148
5	NS Solutions Corp.	145
72	NSK Ltd.	966
67	NTN Corp.	295
100	NTT Data Corp.	1,077
192	NTT DoCoMo, Inc.	4,974
17	NTT Urban Development Corp.	201
107	Obayashi Corp.	1,234
11	OBIC Co. Ltd.	919
48	Odakyu Electric Railway Co. Ltd.	1,036
139	OJI Holdings Corp.	978
5	OKUMA Corp.	286
45	Olympus Corp.	1,675
31	OMRON Corp.	1,676
70	Ono Pharmaceutical Co. Ltd.	1,621
5	Open House Co. Ltd.	277
5	Oracle Corp. Japan	410
90	Orient Corp.	139
30	Oriental Land Co. Ltd.	2,986
203	ORIX Corp.	3,565
62	Osaka Gas Co. Ltd.	1,334
11	OSG Corp.	244
16	Otsuka Corp.	744
66	Otsuka Holdings Co. Ltd.	3,448
5	Paltac Corp.	250
338	Panasonic Corp.	5,004
17	Park24 Co. Ltd.	482
44	Penta-Ocean Construction Co. Ltd.	348
13	PeptiDream, Inc.(a)	523
27	Persol Holdings Co. Ltd.	641
17	Pigeon Corp.	795
4	Pilot Corp.	218
12	Pola Orbis Holdings, Inc.	523
127	Rakuten, Inc.	901
190	Recruit Holdings Co. Ltd.	4,372
16	Relo Group, Inc.	357
76	Renesas Electronics Corp.(a)	796
33	Rengo Co. Ltd.	283
347	Resona Holdings, Inc.	1,974
10	Resorttrust, Inc.	206
108	Ricoh Co. Ltd.	1,054
6	Rinnai Corp.	596

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
14	Rohm Co. Ltd.	$1,282
15	Rohto Pharmaceutical Co. Ltd.	438
4	Ryohin Keikaku Co. Ltd.	1,366
24	San-In Godo Bank Ltd. (The)	226
8	Sankyo Co. Ltd.	281
8	Sankyu, Inc.	388
9	Sanrio Co. Ltd.	165
57	Santen Pharmaceutical Co. Ltd.	958
31	Sanwa Holdings Corp.	399
10	Sapporo Holdings Ltd.	286
5	Sawai Pharmaceutical Co. Ltd.	217
32	SBI Holdings, Inc.	809
6	SCREEN Holdings Co. Ltd.	492
7	SCSK Corp.	299
31	Secom Co. Ltd.	2,324
31	Sega Sammy Holdings, Inc.	509
34	Seibu Holdings, Inc.	575
44	Seiko Epson Corp.	824
23	Seino Holdings Co. Ltd.	430
57	Sekisui Chemical Co. Ltd.	1,011
92	Sekisui House Ltd.	1,681
122	Seven & i Holdings Co. Ltd.	5,357
104	Seven Bank Ltd.	350
13	SG Holdings Co. Ltd.	290
23	Sharp Corp.	670
40	Shiga Bank Ltd. (The)	203
24	Shikoku Electric Power Co., Inc.	304
5	Shima Seiki Manufacturing Ltd.	317
7	Shimachu Co. Ltd.	226
43	Shimadzu Corp.	1,165
3	Shimamura Co. Ltd.	350
12	Shimano, Inc.	1,595
90	Shimizu Corp.	889
62	Shin-Etsu Chemical Co. Ltd.	6,168
26	Shinsei Bank Ltd.	404
46	Shionogi & Co. Ltd.	2,368
62	Shiseido Co. Ltd.	4,018
83	Shizuoka Bank Ltd. (The)	843
2	Shochiku Co. Ltd.	293
20	Showa Denko K.K.	668
30	Showa Shell Sekiyu K.K.	424
19	SKY Perfect JSAT Holdings, Inc.	86
30	Skylark Co. Ltd.	441
9	SMC Corp.	3,431
135	SoftBank Group Corp.	10,456
11	Sohgo Security Services Co. Ltd.	544
199	Sojitz Corp.	656
53	Sompo Holdings, Inc.	2,221
200	Sony Corp.	9,840
28	Sony Financial Holdings, Inc.	510
12	Sotetsu Holdings, Inc.	344
12	Square Enix Holdings Co. Ltd.	500
23	Stanley Electric Co. Ltd.	833
28	Start Today Co. Ltd.	809
97	Subaru Corp.	3,254
6	Sugi Holdings Co. Ltd.	348

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
34	Sumco Corp.	$827
239	Sumitomo Chemical Co. Ltd.	1,372
178	Sumitomo Corp.	3,200
26	Sumitomo Dainippon Pharma Co. Ltd.	474
119	Sumitomo Electric Industries Ltd.	1,824
21	Sumitomo Forestry Co. Ltd.	349
18	Sumitomo Heavy Industries Ltd.	687
38	Sumitomo Metal Mining Co. Ltd.	1,618
207	Sumitomo Mitsui Financial Group, Inc.	8,583
59	Sumitomo Mitsui Trust Holdings, Inc.	2,505
59	Sumitomo Osaka Cement Co. Ltd.	270
69	Sumitomo Realty & Development Co. Ltd.	2,733
28	Sumitomo Rubber Industries Ltd.	501
10	Sundrug Co. Ltd.	513
20	Suntory Beverage & Food Ltd.	983
28	Suruga Bank Ltd.	381
13	Suzuken Co. Ltd.	560
65	Suzuki Motor Corp.	3,499
23	Sysmex Corp.	2,029
89	T&D Holdings, Inc.	1,507
18	Tadano Ltd.	277
19	Taiheiyo Cement Corp.	720
33	Taisei Corp.	1,777
7	Taisho Pharmaceutical Holdings Co. Ltd.	670
23	Taiyo Nippon Sanso Corp.	341
18	Taiyo Yuden Co. Ltd.	320
28	Takara Holdings, Inc.	337
47	Takashimaya Co. Ltd.	404
121	Takeda Pharmaceutical Co. Ltd.	5,082
19	TDK Corp.	1,618
28	Teijin Ltd.	527
49	Terumo Corp.	2,770
18	THK Co. Ltd.	630
13	TIS, Inc.	516
32	Tobu Railway Co. Ltd.	1,021
37	Toda Corp.	306
18	Toho Co. Ltd.	602
14	Toho Gas Co. Ltd.	425
75	Tohoku Electric Power Co., Inc.	967
31	Tokai Carbon Co. Ltd.	388
8	Tokai Rika Co. Ltd.	160
36	Tokai Tokyo Financial Holdings, Inc.	261
111	Tokio Marine Holdings, Inc.	5,231
11	Tokuyama Corp.	328
6	Tokyo Broadcasting System Holdings, Inc.	133
7	Tokyo Century Corp.	435
247	Tokyo Electric Power Co. Holdings, Inc.(a)	1,171
25	Tokyo Electron Ltd.	4,791
66	Tokyo Gas Co. Ltd.	1,768
33	Tokyo Tatemono Co. Ltd.	503
78	Tokyu Corp.	1,312
81	Tokyu Fudosan Holdings Corp.	636
17	Topcon Corp.	337
6	Toppan Forms Co. Ltd.	67
83	Toppan Printing Co. Ltd.	694
240	Toray Industries, Inc.	2,242

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
900	Toshiba Corp.(a)	$2,405
45	Tosoh Corp.	799
23	TOTO Ltd.	1,300
25	Toyo Seikan Group Holdings Ltd.	394
14	Toyo Suisan Kaisha Ltd.	551
16	Toyo Tire & Rubber Co. Ltd.	273
14	Toyobo Co. Ltd.	273
12	Toyoda Gosei Co. Ltd.	304
10	Toyota Boshoku Corp.	210
25	Toyota Industries Corp.	1,478
401	Toyota Motor Corp.	26,241
35	Toyota Tsusho Corp.	1,257
18	Trend Micro, Inc.	1,079
8	TS Tech Co. Ltd.	324
10	Tsumura & Co.	364
6	Tsuruha Holdings, Inc.	861
17	Ube Industries Ltd.	519
8	Ulvac, Inc.	430
61	Unicharm Corp.	1,714
19	Ushio, Inc.	267
34	USS Co. Ltd.	715
10	Wacoal Holdings Corp.	303
8	Welcia Holdings Co. Ltd.	409
29	West Japan Railway Co.	2,054
207	Yahoo! Japan Corp.	851
19	Yakult Honsha Co. Ltd.	1,354
116	Yamada Denki Co. Ltd.	608
36	Yamaguchi Financial Group, Inc.	450
26	Yamaha Corp.	1,257
44	Yamaha Motor Co. Ltd.	1,401
56	Yamato Holdings Co. Ltd.	1,442
6	Yamato Kogyo Co. Ltd.	177
20	Yamazaki Baking Co. Ltd.	438
35	Yaskawa Electric Corp.	1,427
38	Yokogawa Electric Corp.	838
17	Yokohama Rubber Co. Ltd. (The)	400
8	Zenkoku Hosho Co. Ltd.	331
15	Zensho Holdings Co. Ltd.	348
23	Zeon Corp.	299

		627,359

	Jersey Island—0.1%
15	Randgold Resources Ltd.	1,215

	Jordan—0.0%
22	Hikma Pharmaceuticals PLC	388

	Kazakhstan—0.0%
37	KAZ Minerals PLC(a)	468

	Luxembourg—0.3%
95	Arcelormittal(a)	3,200
2	Eurofins Scientific SE	1,076
72	L’Occitane International SA	134
6	RTL Group SA	494
56	SES SA FDR, Class A	864
74	Tenaris SA	1,385

		7,153

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Macau—0.1%
118	MGM China Holdings Ltd.	$323
380	Sands China Ltd.	2,193
231	Wynn Macau Ltd.	854

		3,370

	Mexico—0.0%
29	Fresnillo PLC	509

	Netherlands—4.3%
15	Aalberts Industries NV	737
69	ABN AMRO Group NV CVA(b)	2,141
277	Aegon NV	2,025
40	Akzo Nobel NV	3,603
89	Altice NV, Class A(a)	850
13	Altice NV, Class B(a)	124
65	ASML Holding NV	12,292
22	ASR Nederland NV	1,038
13	Boskalis Westminster NV	384
17	Exor NV	1,257
13	Gemalto NV	783
8	GrandVision NV(b)	197
17	Heineken Holding NV	1,723
38	Heineken NV	3,998
617	ING Groep NV	10,356
196	Koninklijke Ahold Delhaize NV	4,727
28	Koninklijke DSM NV	2,891
489	Koninklijke KPN NV	1,517
146	Koninklijke Philips NV	6,166
10	Koninklijke Vopak NV	491
54	NN Group NV	2,578
15	OCI NV(a)	355
18	Philips Lighting NV(b)	547
19	Randstad NV	1,221
732	Royal Dutch Shell PLC, Class A	25,455
594	Royal Dutch Shell PLC, Class B	21,229
43	Wolters Kluwer NV	2,321

		111,006

	New Zealand—0.2%
80	Air New Zealand Ltd.	184
147	Auckland International Airport Ltd.	658
114	Contact Energy Ltd.	431
89	Fisher & Paykel Healthcare Corp. Ltd.	796
110	Fletcher Building Ltd.	489
225	Kiwi Property Group Ltd.	217
108	Mercury NZ Ltd.	243
195	Meridian Energy Ltd.	404
65	Ryman Healthcare Ltd.	485
62	Sky Network Television Ltd.	100
106	SKYCITY Entertainment Group Ltd.	302
291	Spark New Zealand Ltd.	707
14	Xero Ltd.(a)	398

		5,414

	Norway—0.6%
16	AKER BP ASA	525
171	DNB ASA	3,194
26	Gjensidige Forsikring ASA	412

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Norway (continued)
64	Marine Harvest ASA	$1,392
212	Norsk Hydro ASA	1,316
123	Orkla ASA	1,139
13	Schibsted ASA, Class A	379
14	Schibsted ASA, Class B	376
153	Statoil ASA	3,925
108	Telenor ASA	2,392
28	Yara International ASA	1,177

		16,227

	Portugal—0.1%
360	EDP-Energias de Portugal SA	1,338
82	Galp Energia SGPS SA	1,571
39	Jeronimo Martins SGPS SA	682

		3,591

	Russia—0.0%
73	Evraz PLC	459
41	Polymetal International PLC	412

		871

	Singapore—1.3%
377	Ascendas Real Estate Investment Trust REIT	757
33	BOC Aviation Ltd.(b)	193
319	CapitaLand Commercial Trust Ltd. REIT	437
399	CapitaLand Ltd.	1,127
366	CapitaLand Mall Trust REIT	579
74	City Developments Ltd.	706
325	ComfortDelGro Corp. Ltd.	553
284	DBS Group Holdings Ltd.	6,570
100	Frasers Property Ltd.	153
916	Genting Singapore PLC	812
16	Jardine Cycle & Carriage Ltd.	412
227	Keppel Corp. Ltd.	1,393
100	M1 Ltd.	137
519	Oversea-Chinese Banking Corp. Ltd.	5,364
100	SATS Ltd.	416
144	Sembcorp Industries Ltd.	335
129	Sembcorp Marine Ltd.	206
37	SIA Engineering Co. Ltd.	91
81	Singapore Airlines Ltd.	662
130	Singapore Exchange Ltd.	759
240	Singapore Post Ltd.	243
253	Singapore Press Holdings Ltd.	517
242	Singapore Technologies Engineering Ltd.	634
1,180	Singapore Telecommunications Ltd.	3,141
91	StarHub Ltd.	156
401	Suntec Real Estate Investment Trust REIT	590
203	United Overseas Bank Ltd.	4,592
75	UOL Group Ltd.	496
40	Venture Corp. Ltd.	627
308	Wilmar International Ltd.	755
100	Wing Tai Holdings Ltd.	153

		33,566

	South Africa—0.1%
101	Investec PLC	802
62	Mediclinic International PLC	571
58	Mondi PLC	1,615

		2,988

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Korea—5.1%
5	Amorepacific Corp.	$1,625
2	Amorepacific Corp. (Preference Shares)	333
5	AMOREPACIFIC Group	666
1	BGF Co. Ltd.	12
1	BGF Retail Co. Ltd.	179
46	BNK Financial Group, Inc.	447
7	Celltrion Healthcare Co. Ltd.(a)	582
12	Celltrion, Inc.(a)	3,011
11	Cheil Worldwide, Inc.	196
1	CJ CheilJedang Corp.	320
1	CJ CheilJedang Corp. (Preference Shares)	127
2	CJ Corp.	303
1	CJ Logistics Corp.(a)	146
8	Coway Co. Ltd.	655
4	Daelim Industrial Co. Ltd.	321
28	Daewoo Engineering & Construction Co. Ltd.(a)	165
7	DB Insurance Co. Ltd.	411
24	DGB Financial Group, Inc.	268
5	Dongsuh Cos., Inc.	129
2	Doosan Corp.	225
10	Doosan Heavy Industries & Construction Co. Ltd.(a)	166
21	Doosan Infracore Co. Ltd.(a)	200
3	E-MART, Inc.	755
7	GS Engineering & Construction Corp.	266
8	GS Holdings Corp.	458
4	GS Retail Co. Ltd.	139
46	Hana Financial Group, Inc.	2,045
12	Hankook Tire Co. Ltd.	554
1	Hanmi Pharm Co. Ltd.	434
2	Hanmi Science Co. Ltd.	145
25	Hanon Systems	254
2	Hanssem Co. Ltd.	217
6	Hanwha Aerospace Co. Ltd.(a)	135
13	Hanwha Chemical Corp.	350
8	Hanwha Corp.	298
9	Hanwha Corp. (Preference Shares)	143
38	Hanwha Life Insurance Co. Ltd.	221
5	Hite Jinro Co. Ltd.	102
5	Hotel Shilla Co. Ltd.	538
4	Hyosung Corp.	489
1	Hyundai Construction Equipment Co. Ltd.(a)	176
2	Hyundai Department Store Co. Ltd.	193
9	Hyundai Development Co.-Engineering & Construction	391
1	Hyundai Electric & Energy System Co. Ltd.(a)	88
11	Hyundai Engineering & Construction Co. Ltd.	653
3	Hyundai Glovis Co. Ltd.	473
6	Hyundai Heavy Industries Co. Ltd.(a)	664
2	Hyundai Heavy Industries Holdings Co. Ltd.(a)	789
10	Hyundai Marine & Fire Insurance Co. Ltd.	357
2	Hyundai Mipo Dockyard Co. Ltd.(a)	166
10	Hyundai Mobis Co. Ltd.	2,316
23	Hyundai Motor Co.	3,441
4	Hyundai Motor Co. (Preference Shares)	385
6	Hyundai Motor Co. (2nd Preference Shares)	645

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Korea (continued)
12	Hyundai Steel Co.	$679
2	Hyundai Wia Corp.	100
42	Industrial Bank of Korea	659
7	Kakao Corp.	725
17	Kangwon Land, Inc.	460
62	KB Financial Group, Inc.	3,536
1	KCC Corp.	365
3	KEPCO Plant Service & Engineering Co. Ltd.	142
41	Kia Motors Corp.	1,268
10	Korea Aerospace Industries Ltd.(a)	402
40	Korea Electric Power Corp.	1,403
4	Korea Gas Corp.(a)	205
6	Korea Investment Holdings Co. Ltd.	507
1	Korea Zinc Co. Ltd.	405
8	Korean Air Lines Co. Ltd.	254
17	KT&G Corp.	1,553
3	Kumho Petrochemical Co. Ltd.	301
7	LG Chem Ltd.	2,337
1	LG Chem Ltd. (Preference Shares)	192
14	LG Corp.	1,057
35	LG Display Co. Ltd.	765
17	LG Electronics, Inc.	1,611
3	LG Electronics, Inc. (Preference Shares)	118
2	LG Hausys Ltd.	152
1	LG Household & Health Care Ltd.	1,283
1	LG Household & Health Care Ltd. (Preference Shares)	719
31	LG Uplus Corp.	355
2	Lotte Chemical Corp.	772
5	Lotte Corp.(a)	304
3	LOTTE Fine Chemical Co. Ltd.	191
2	Lotte Shopping Co. Ltd.	476
3	LS Corp.	218
1	Mando Corp.	213
66	Mirae Asset Daewoo Co. Ltd.	602
4	NAVER Corp.	2,668
3	NCSoft Corp.	1,006
3	Netmarble Corp.(b)	410
20	NH Investment & Securities Co. Ltd.	289
3	NHN Entertainment Corp.(a)	172
1	Nongshim Co. Ltd.	302
3	OCI Co. Ltd.	434
3	Orion Corp.	348
1	Ottogi Corp.	741
7	Paradise Co. Ltd.	152
11	POSCO	3,784
8	POSCO Daewoo Corp.	168
3	S-1 Corp.	276
2	Samsung Biologics Co. Ltd.(a)(b)	906
11	Samsung C&T Corp.	1,433
5	Samsung Card Co. Ltd.	174
9	Samsung Electro-Mechanics Co. Ltd.	989
15	Samsung Electronics Co. Ltd.	37,217
3	Samsung Electronics Co. Ltd. (Preference Shares)	5,969
25	Samsung Engineering Co. Ltd.(a)	415
5	Samsung Fire & Marine Insurance Co. Ltd.	1,250

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Korea (continued)
1	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	$172
62	Samsung Heavy Industries Co. Ltd.(a)	424
10	Samsung Life Insurance Co. Ltd.	1,095
8	Samsung SDI Co. Ltd.	1,363
5	Samsung SDS Co. Ltd.	1,136
10	Samsung Securities Co., Ltd.	344
72	Shinhan Financial Group Co. Ltd.	3,195
1	Shinsegae, Inc.	388
8	SillaJen, Inc.(a)	622
5	SK Holdings Co. Ltd.	1,369
85	SK Hynix, Inc.	6,655
9	SK Innovation Co. Ltd.	1,647
24	SK Networks Co. Ltd.	126
4	SK Telecom Co. Ltd.	856
3	SKC Co. Ltd.	106
6	S-Oil Corp.	614
80	Woori Bank	1,196
1	Yuhan Corp.	214

		133,721

	Spain—3.0%
98	Abertis Infraestructuras SA	2,162
4	Acciona SA	335
22	Acerinox SA	309
39	ACS Actividades de Construccion y Servicios SA	1,640
10	Aena SME SA(b)	2,062
66	Amadeus IT Group SA	4,812
1,057	Banco Bilbao Vizcaya Argentaria SA	8,566
889	Banco de Sabadell SA	1,738
2,467	Banco Santander SA	15,914
210	Bankia SA	922
109	Bankinter SA	1,139
570	CaixaBank SA	2,772
24	Cellnex Telecom SA(b)	641
3	Corp. Financiera Alba SA	187
97	Distribuidora Internacional de Alimentacion SA	449
39	EDP Renovaveis SA	375
36	Enagas SA	1,047
50	Endesa SA	1,167
72	Ferrovial SA	1,535
49	Gas Natural SDG SA	1,234
52	Grifols SA	1,456
41	Grifols SA (Preference Shares), Class B	849
7	Grupo Catalana Occidente SA	308
903	Iberdrola SA	6,965
167	Industria de Diseno Textil SA	5,176
157	Mapfre SA	546
29	Mediaset Espana Comunicacion SA	278
53	MERLIN Properties SOCIMI SA REIT	818
68	Red Electrica Corp. SA	1,416
189	Repsol SA	3,599
36	Siemens Gamesa Renewable Energy SA	617
718	Telefonica SA	7,316
28	Zardoya Otis SA	286

		78,636

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Sweden—2.4%
50	Alfa Laval AB	$1,243
35	Arjo AB, Class B(a)	103
148	Assa Abloy AB, Class B	3,097
100	Atlas Copco AB, Class A	3,898
60	Atlas Copco AB, Class B	2,122
43	Boliden AB	1,499
35	Electrolux AB, Series B	922
94	Essity AB, Class B	2,383
15	Fastighets AB Balder, Class B(a)	388
35	Getinge AB, Class B	326
150	Hennes & Mauritz AB, Class B	2,570
40	Hexagon AB, Class B	2,307
59	Husqvarna AB, Class B	569
12	ICA Gruppen AB	374
33	Industrivarden AB, Class A	727
27	Industrivarden AB, Class C	571
19	Investment AB Latour, Class B	209
72	Investor AB, Class B	3,129
37	Kinnevik AB, Class B	1,339
6	L E Lundbergforetagen AB, Class B	408
28	Lundin Petroleum AB(a)	775
504	Nordea Bank AB	5,120
7	Saab AB, Class B	288
170	Sandvik AB	2,897
51	Securitas AB, Class B	824
227	Skandinaviska Enskilda Banken AB, Class A	2,139
10	Skandinaviska Enskilda Banken AB, Class C	101
56	Skanska AB, Class B	1,097
60	SKF AB, Class B	1,220
94	Svenska Cellulosa AB (SCA), Class B	1,045
232	Svenska Handelsbanken AB, Class A	2,594
9	Svenska Handelsbanken AB, Class B	107
166	Swedbank AB, Class A	3,620
29	Swedish Match AB	1,298
55	Tele2 AB, Class B	716
19	Telefonaktiebolaget LM Ericsson, Class A	146
469	Telefonaktiebolaget LM Ericsson, Class B	3,562
436	Telia Co. AB	2,141
39	Trelleborg AB, Class B	914
227	Volvo AB, Class B	3,840

		62,628

	Switzerland—7.5%
300	ABB Ltd.	6,997
26	Adecco Group AG	1,723
13	Aryzta AG(a)	274
7	Baloise Holding AG	1,109
1	Banque Cantonale Vaudoise	797
1	Barry Callebaut AG	1,798
79	Cie Financiere Richemont SA	7,511
33	Clariant AG	763
31	Coca-Cola HBC AG	1,042
395	Credit Suisse Group AG	6,644
4	DKSH Holding AG	321
5	Dufry AG(a)	708
1	EMS-Chemie Holding AG	618
40	Ferguson PLC	3,057

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Switzerland (continued)
3	Flughafen Zurich AG	$627
6	Geberit AG	2,564
1	Georg Fischer AG	1,244
1	Givaudan SA	2,232
1,849	Glencore PLC	8,906
1	Helvetia Holding AG	595
34	Julius Baer Group Ltd.	2,021
8	Kuehne + Nagel International AG	1,247
76	LafargeHolcim Ltd.	4,223
23	Logitech International SA	850
12	Lonza Group AG	2,936
489	Nestle SA	37,846
343	Novartis AG	26,412
30	OC Oerlikon Corp. AG	485
4	Pargesa Holding SA	374
2	Partners Group Holding AG	1,459
6	PSP Swiss Property AG	561
108	Roche Holding AG	23,988
4	Roche Holding AG-BR	912
3	Schindler Holding AG	601
6	Schindler Holding AG-PC	1,239
1	SGS SA	2,428
8	Sonova Holding AG	1,324
99	STMicroelectronics NV	2,157
2	Straumann Holding AG	1,358
2	Sulzer AG	231
7	Swatch Group AG (The)	623
5	Swatch Group AG (The)-BR	2,409
5	Swiss Life Holding AG	1,752
11	Swiss Prime Site AG	1,033
47	Swiss RE AG	4,477
4	Swisscom AG	1,920
9	Temenos Group AG	1,131
541	UBS Group AG	9,100
8	Vifor Pharma AG	1,262
24	Zurich Insurance Group AG	7,664

		193,553

	Taiwan—0.0%
160	FIT HON Teng Ltd.(b)	61

	United Arab Emirates—0.0%
13	NMC Health PLC	637

	United Kingdom—14.5%
151	3i Group PLC	1,953
32	Admiral Group PLC	875
156	Anglo American PLC	3,663
61	Ashmore Group PLC	345
79	Ashtead Group PLC	2,198
55	Associated British Foods PLC	2,042
199	AstraZeneca PLC	13,958
149	Auto Trader Group PLC(b)	724
613	Aviva PLC	4,458
130	B&M European Value Retail SA	723
40	Babcock International Group PLC	404
505	BAE Systems PLC	4,240
2,694	Barclays PLC	7,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United Kingdom (continued)
159	Barratt Developments PLC	$1,220
20	Bellway PLC	909
20	Berkeley Group Holdings PLC (The)	1,120
3,049	BP PLC	22,538
361	British American Tobacco PLC	19,847
163	British Land Co. PLC (The) REIT	1,503
1,329	BT Group PLC	4,552
53	Bunzl PLC	1,535
68	Burberry Group PLC	1,706
105	Capita PLC	276
116	Capital & Counties Properties PLC	459
887	Centrica PLC	1,875
152	CNH Industrial NV, Class A	1,872
380	Cobham PLC(a)	600
251	Compass Group PLC	5,393
208	Convatec Group PLC(b)	619
20	Croda International PLC	1,222
140	CYBG PLC	581
14	DCC PLC	1,347
16	Derwent London PLC REIT	702
387	Diageo PLC	13,772
218	Direct Line Insurance Group PLC	1,122
158	Dixons Carphone PLC	440
150	DS Smith PLC	1,077
35	easyJet PLC	763
147	Experian PLC	3,358
173	Fiat Chrysler Automobiles NV(a)	3,857
246	G4S PLC	875
765	GlaxoSmithKline PLC	15,358
60	Halma PLC	1,008
126	Hammerson PLC REIT	949
39	Hargreaves Lansdown PLC	956
43	Hiscox Ltd.	879
95	Howden Joinery Group PLC	624
3,161	HSBC Holdings PLC	31,519
43	IMI PLC	645
151	Imperial Brands PLC	5,394
66	Inchcape PLC	659
130	Informa PLC	1,321
72	Inmarsat PLC	371
30	InterContinental Hotels Group PLC	1,892
165	International Consolidated Airlines Group SA	1,425
26	Intertek Group PLC	1,746
141	Intu Properties PLC REIT	378
591	ITV PLC	1,228
256	J Sainsbury PLC	1,085
104	John Wood Group PLC	810
30	Johnson Matthey PLC	1,358
91	Just Eat PLC(a)	970
348	Kingfisher PLC	1,451
113	Land Securities Group PLC REIT	1,531
939	Legal & General Group PLC	3,484
11,321	Lloyds Banking Group PLC	10,067
50	London Stock Exchange Group PLC	2,956
258	Marks & Spencer Group PLC	1,018
123	Meggitt PLC	799
760	Melrose Industries PLC	2,382
111	Merlin Entertainments PLC(b)	562
69	Micro Focus International PLC	1,196

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United Kingdom (continued)
536	National Grid PLC	$6,211
22	Next PLC	1,586
754	Old Mutual PLC	2,606
130	Pearson PLC	1,487
66	Pennon Group PLC	628
49	Persimmon PLC	1,832
410	Prudential PLC	10,520
98	Reckitt Benckiser Group PLC	7,697
142	RELX NV	3,013
168	RELX PLC	3,590
292	Rentokil Initial PLC	1,231
15	Rightmove PLC	942
65	Rio Tinto Ltd.	3,903
186	Rio Tinto PLC	10,083
18,531	Rolls-Royce Holdings C Shares(a)	26
261	Rolls-Royce Holdings PLC	3,005
511	Royal Bank of Scotland Group PLC(a)	1,898
145	Royal Mail PLC	1,159
65	RPC Group PLC	706
162	RSA Insurance Group PLC	1,465
172	Sage Group PLC (The)	1,496
18	Schroders PLC	817
158	Segro PLC REIT	1,404
37	Severn Trent PLC	987
164	Sky PLC	3,113
139	Smith & Nephew PLC	2,668
63	Smiths Group PLC	1,383
12	Spirax-Sarco Engineering PLC	951
159	SSE PLC	3,019
83	St. James’s Place PLC	1,296
428	Standard Chartered PLC	4,510
430	Standard Life Aberdeen PLC	2,153
74	Tate & Lyle PLC	585
515	Taylor Wimpey PLC	1,358
73	TechnipFMC PLC	2,394
1,520	Tesco PLC	4,939
40	Travis Perkins PLC	696
240	Unilever NV CVA	13,698
183	Unilever PLC	10,260
108	United Utilities Group PLC	1,104
4,188	Vodafone Group PLC	12,191
35	Weir Group PLC (The)	1,027
29	Whitbread PLC	1,710
136	William Hill PLC	548
342	WM Morrison Supermarkets PLC	1,143
196	WPP PLC	3,358

		376,830

	United States—0.5%
28	Carnival PLC	1,811
35	Qiagen NV(a)	1,151
203	Samsonite International SA	917
141	Shire PLC	7,508
26	Sims Metal Management Ltd.	316

		11,703

	Total Investments in Securities (Cost $2,519,092)—100.0%	2,598,924
	Other assets less liabilities—0.0%	634

	Net Assets—100.0%	$2,599,558

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2018

(Unaudited)

Investment Abbreviations:

BR—Bearer Shares

CVA—Dutch Certificates

FDR—Fiduciary Depositary Receipt

PC—Participation Certificate

REIT—Real Estate Investment Trust

RSP—Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2018 was $20,800, which represented less than 1% of the Fund’s Net Assets.

(c) Security valued using significant unobservable inputs (Level 3). See Note 5.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Financials	30.1
Information Technology	20.5
Consumer Discretionary	8.7
Energy	8.2
Materials	7.6
Consumer Staples	5.6
Industrials	5.2
Telecommunication Services	5.0
Real Estate	3.8
Utilities	2.8
Health Care	2.4
Other Assets Less Liabilities	0.1

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Brazil—8.9%
90	AES Tiete Energia SA	$294
77	Alpargatas SA (Preference Shares)	345
2,374	Ambev SA	15,880
172	Atacadao Distribuicao Comercio E Industria Ltda(a)	745
54	Azul SA (Preference Shares)(a)	564
80	B2W Cia Digital(a)	663
1,066	B3 SA—Brasil Bolsa Balcao	7,733
467	Banco Bradesco SA	4,271
1,800	Banco Bradesco SA (Preference Shares)	17,842
105	Banco BTG Pactual SA	674
689	Banco do Brasil SA	7,250
94	Banco do Estado do Rio Grande do SUL SA (Preference Shares), Class B	541
221	Banco Santander Brasil SA	2,415
366	BB Seguridade Participacoes SA	2,884
464	BR Malls Participacoes SA	1,453
130	Bradespar SA (Preference Shares)	1,325
104	Braskem SA (Preference Shares), Class A	1,361
330	BRF SA(a)	2,346
605	CCR SA	2,075
170	Centrais Eletricas Brasileiras SA(a)	929
132	Centrais Eletricas Brasileiras SA (Preference Shares), Class B	863
86	Cia Brasileira de Distribuicao (Preference Shares), Class A	1,941
10	Cia de Gas de Sao Paulo—Comgas (Preference Shares), Class A	170
189	Cia de Saneamento Basico do Estado de Sao Paulo	1,905

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Brazil (continued)
28	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	$546
40	Cia Energetica de Minas Gerais, Class A(a)	88
526	Cia Energetica de Minas Gerais (Preference Shares)	1,276
12	Cia Paranaense de Energia	79
59	Cia Paranaense de Energia (Preference Shares), Class B	453
325	Cia Siderurgica Nacional SA(a)	818
603	Cielo SA	3,320
89	Cosan SA Industria e Comercio	1,015
172	EDP—Energias do Brasil SA	685
409	Embraer SA	2,596
97	Energisa SA	921
81	Engie Brasil Energia SA	859
94	Equatorial Energia SA	1,918
139	Estacio Participacoes SA	1,271
129	Fibria Celulose SA	2,545
113	Fleury SA	846
51	Gerdau SA	206
524	Gerdau SA (Preference Shares)	2,501
48	Grendene SA	376
4	Guararapes Confeccoes SA	157
209	Hypera SA	1,888
51	IRB Brasil Resseguros S/A	692
1,693	Itau Unibanco Holding SA (Preference Shares)	24,761
2,171	Itausa—Investimentos Itau SA (Preference Shares)	8,472
591	JBS SA	1,483
410	Klabin SA	2,496

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Brazil (continued)
821	Kroton Educacional SA	$3,298
257	Localiza Rent A Car SA	2,055
128	Lojas Americanas SA	547
416	Lojas Americanas SA (Preference Shares)	2,380
383	Lojas Renner SA	3,581
49	M Dias Branco SA	618
40	Magazine Luiza SA	1,224
52	Multiplan Empreendimentos Imobiliarios SA	992
26	Multiplus SA	213
107	Natura Cosmeticos SA	988
154	Odontoprev SA	664
159	Petrobras Distribuidora SA	1,047
1,592	Petroleo Brasileiro SA(a)	11,243
2,077	Petroleo Brasileiro SA (Preference Shares)	13,679
55	Porto Seguro SA	713
129	Qualicorp SA	901
117	Raia Drogasil SA	2,307
573	Rumo SA(a)	2,440
98	Sao Martinho SA	477
34	Smiles Fidelidade SA	702
128	Sul America SA	793
253	Suzano Papel E Celulose SA	2,978
225	Telefonica Brasil SA (Preference Shares)	3,170
448	TIM Participacoes SA	2,049
110	Transmissora Alianca de Energia Eletrica SA	671
231	Ultrapar Participacoes SA	4,004
220	Usinas Siderurgicas de Minas Gerais SA (Preference Shares), Class A	688
1,730	Vale SA	24,142
68	Via Varejo SA	580
442	WEG SA	2,253

		230,134

	Chile—1.5%
1,563	AES Gener SA	438
1,561	Aguas Andinas SA, Class A	1,040
14,448	Banco de Chile	2,392
25	Banco de Credito e Inversiones SA	1,893
33,541	Banco Santander Chile	2,792
723	Cencosud SA	2,153
79	Cia Cervecerias Unidas SA	1,096
4,062	Colbun SA	1,013
147	Embotelladora Andina SA (Preference Shares), Class B	733
76	Empresa Nacional de Telecomunicaciones SA	900
623	Empresas CMPC SA	2,548
229	Empresas COPEC SA	3,748
14,923	Enel Americas SA	3,418
15,416	Enel Chile SA	1,925
261	Engie Energia Chile SA	564
96,909	Itau CorpBanca	993
188	Latam Airlines Group SA	2,891
337	Parque Arauco SA	1,047
304	S.A.C.I. Falabella	2,951
51	Sociedad Quimica y Minera de Chile SA (Preference Shares), Series B	2,801

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Chile (continued)
267	Sonda SA	$493

		37,829

	China—32.7%
565	3SBio, Inc.(a)(b)	1,222
42	58.com, Inc., Class A ADR(a)	3,670
759	Agile Group Holdings Ltd.	1,513
13,844	Agricultural Bank of China Ltd., H-Shares	7,867
988	Air China Ltd., H-Shares	1,319
440	Alibaba Group Holding Ltd. ADR(a)	78,558
1,733	Alibaba Health Information Technology Ltd.(a)	877
2,138	Aluminum Corp. of China Ltd., H-Shares(a)	1,223
631	Angang Steel Co. Ltd., H-Shares	685
642	Anhui Conch Cement Co. Ltd., H-Shares	4,041
287	Anhui Expressway Co. Ltd., H-Shares	213
68	Anhui Gujing Distillery Co. Ltd., Class B	352
647	ANTA Sports Products Ltd.	3,722
22	Autohome, Inc., Class A ADR	2,146
1,421	AviChina Industry & Technology Co. Ltd., H-Shares	903
795	Baic Motor Corp. Ltd., H-Shares(b)	776
112	Baidu, Inc. ADR(a)	28,101
41,269	Bank of China Ltd., H-Shares	22,611
4,222	Bank of Communications Co. Ltd., H-Shares	3,475
1,359	BBMG Corp., H-Shares	625
916	Beijing Capital International Airport Co. Ltd., H-Shares	1,256
285	Beijing Enterprises Holdings Ltd.	1,434
2,242	Beijing Enterprises Water Group Ltd.	1,314
1,174	Beijing Jingneng Clean Energy Co. Ltd., H-Shares	296
403	Beijing North Star Co. Ltd., H-Shares	144
200	Bengang Steel Plates Co. Ltd., Class B(a)	72
530	Boe Technology Group Co. Ltd., Class A	229
1,494	Brilliance China Automotive Holdings Ltd.	2,695
372	BYD Co. Ltd., H-Shares	2,614
449	BYD Electronic International Co. Ltd.	690
381	Car, Inc.(a)	365
683	Central China Securities Co. Ltd., H-Shares(b)	262
6,053	CGN Power Co. Ltd., H-Shares(b)	1,658
1,220	China Agri-Industries Holdings Ltd.	515
1,070	China BlueChemical Ltd., H-Shares	284
5,276	China Cinda Asset Management Co. Ltd., H-Shares	1,896
4,481	China CITIC Bank Corp. Ltd., H-Shares	3,232
1,217	China Coal Energy Co. Ltd., H-Shares	530
2,401	China Communications Construction Co. Ltd., H-Shares	2,784
1,465	China Communications Services Corp. Ltd., H-Shares	926
912	China Conch Venture Holdings Ltd.	2,847
48,854	China Construction Bank Corp., H-Shares	51,791
1,848	China Dongxiang Group Co. Ltd.	339
910	China Eastern Airlines Corp. Ltd., H-Shares	758
1,681	China Everbright Bank Co. Ltd., H-Shares	846
1,475	China Everbright International Ltd.	2,082
485	China Everbright Ltd.	1,075
1,585	China Evergrande Group(a)	5,099

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
413	China Foods Ltd.	$191
2,002	China Galaxy Securities Co. Ltd., H-Shares	1,326
5,254	China Huarong Asset Management Co. Ltd., H-Shares(b)	1,821
408	China International Capital Corp. Ltd., H-Shares(b)	932
252	China International Marine Containers Group Co. Ltd., H-Shares	403
3,113	China Jinmao Holdings Group Ltd.	1,785
4,035	China Life Insurance Co. Ltd., H-Shares	11,568
86	China Literature Ltd.(a)(b)	699
10	China Lodging Group Ltd. ADR	1,397
1,831	China Longyuan Power Group Corp., H-Shares	1,810
552	China Machinery Engineering Corp., H-Shares	322
672	China Medical System Holdings Ltd.	1,658
2,052	China Merchants Bank Co. Ltd., H-Shares	9,046
690	China Merchants Port Holdings Co. Ltd.	1,553
530	China Merchants Securities Co. Ltd., H-Shares(b)	746
2,880	China Minsheng Banking Corp. Ltd., H-Shares	2,716
2,867	China Mobile Ltd.	27,471
2,133	China Molybdenum Co. Ltd., H-Shares	1,625
31	China National Accord Medicines Corp. Ltd., Class B	130
2,061	China National Building Material Co. Ltd., H-Shares	2,437
1,052	China Oilfield Services Ltd., H-Shares	1,055
2,079	China Overseas Land & Investment Ltd.	7,033
1,401	China Pacific Insurance (Group) Co. Ltd., H-Shares	6,239
13,834	China Petroleum & Chemical Corp. (Sinopec), H-Shares	13,520
2,499	China Power International Development Ltd.	672
1,097	China Railway Construction Corp. Ltd., H-Shares	1,304
2,074	China Railway Group Ltd., H-Shares	1,667
910	China Railway Signal & Communication Corp. Ltd., H-Shares(b)	713
3,881	China Reinsurance Group Corp., H-Shares	821
853	China Resources Beer Holdings Co. Ltd.	3,690
1,010	China Resources Cement Holdings Ltd.	1,071
434	China Resources Gas Group Ltd.	1,606
1,450	China Resources Land Ltd.	5,496
898	China Resources Pharmaceutical Group Ltd.(b)	1,243
1,051	China Resources Power Holdings Co. Ltd.	2,025
1,844	China Shenhua Energy Co. Ltd., H-Shares	4,572
1,400	China South City Holdings Ltd.	307
1,029	China Southern Airlines Co. Ltd., H-Shares	1,114
1,004	China State Construction International Holdings Ltd.	1,313
788	China Taiping Insurance Holdings Co. Ltd.	2,671
7,527	China Telecom Corp. Ltd., H-Shares	3,683
1,418	China Traditional Chinese Medicine Holdings Co. Ltd.	1,227
3,208	China Unicom Hong Kong Ltd.(a)	4,570
713	China Vanke Co. Ltd., H-Shares	2,971
809	China Zhongwang Holdings Ltd.	456
400	Chongqing Changan Automobile Co. Ltd., Class B	375

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
1,514	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	$1,167
1,761	CIFI Holdings Group Co. Ltd.	1,402
335	CIMC Enric Holdings Ltd.(a)	350
2,661	CITIC Ltd.	4,082
1,417	CITIC Resources Holdings Ltd.	161
1,236	CITIC Securities Co. Ltd., H-Shares	3,049
8,612	CNOOC Ltd.	14,441
2,169	COSCO SHIPPING Development Co. Ltd., H-Shares(a)	403
753	COSCO SHIPPING Energy Transportation Co. Ltd., H-Shares	373
1,452	COSCO SHIPPING Holdings Co. Ltd., H-Shares(a)	744
1,003	COSCO SHIPPING Ports Ltd.	886
4,003	Country Garden Holdings Co. Ltd.	8,273
2,264	CRRC Corp. Ltd., H-Shares	2,014
524	CSC Financial Co. Ltd., H-Shares(b)	434
500	CSG Holding Co. Ltd., Class B	263
2,371	CSPC Pharmaceutical Group Ltd.	6,103
144	CSSC Offshore and Marine Engineering Group Company Ltd., H-Shares	188
149	Ctrip.com International Ltd. ADR(a)	6,094
1,193	Dali Foods Group Co. Ltd.(b)	828
990	Dalian Port Pda Co. Ltd., H-Shares	161
1,647	Datang International Power Generation Co. Ltd., H-Shares(a)	544
400	Dazhong Transportation Group Co. Ltd., Class B	232
197	Dongfang Electric Corp. Ltd., H-Shares(a)	155
1,595	Dongfeng Motor Group Co. Ltd., H-Shares	1,774
394	ENN Energy Holdings Ltd.	3,705
134	Everbright Securities Co. Ltd., H-Shares(b)	162
1,139	Far East Horizon Ltd.	1,132
100	Foshan Electrical and Lighting Co. Ltd., Class B	73
1,221	Fosun International Ltd.	2,623
275	Fuyao Glass Industry Group Co. Ltd., H-Shares(b)	948
7,288	GCL-Poly Energy Holdings Ltd.(a)	910
2,606	Geely Automobile Holdings Ltd.	6,973
394	Genscript Biotech Corp.	1,338
859	GF Securities Co. Ltd., H-Shares	1,526
6,422	Gome Retail Holdings Ltd.	696
1,736	Great Wall Motor Co. Ltd., H-Shares	1,820
441	Greentown China Holdings Ltd.	587
400	Guangdong Electric Power Development Co. Ltd., Class B	148
1,643	Guangdong Investment Ltd.	2,558
832	Guangshen Railway Co. Ltd., H-Shares	486
1,200	Guangzhou Automobile Group Co. Ltd., H-Shares	2,217
128	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H-Shares	494
559	Guangzhou R&F Properties Co. Ltd., H-Shares	1,345
473	Guotai Junan Securities Co. Ltd., H-Shares(a)(b)	1,115
334	Haitian International Holdings Ltd.	889
1,850	Haitong Securities Co. Ltd., H-Shares	2,546
87	Health and Happiness H&H International Holdings Ltd.(a)	626
389	Hengan International Group Co. Ltd.	3,470

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
10,886	HengTen Networks Group Ltd.(a)	$423
361	Hopson Development Holdings Ltd.	387
200	Huadian Energy Co. Ltd., Class B(a)	69
1,493	Huadian Fuxin Energy Corp. Ltd., H-Shares	426
938	Huadian Power International Corp. Ltd., H-Shares	382
2,293	Huaneng Power International, Inc., H-Shares	1,525
2,924	Huaneng Renewables Corp. Ltd., H-Shares	1,308
961	Huatai Securities Co. Ltd., H-Shares(b)	1,962
42,727	Industrial & Commercial Bank of China Ltd., H-Shares	38,000
600	Inner Mongolia Yitai Coal Co. Ltd., Class B	779
305	JD.Com, Inc., Class A ADR(a)	11,136
48	Jiangling Motors Corp. Ltd., Class B	66
710	Jiangsu Expressway Co. Ltd., H-Shares	977
691	Jiangxi Copper Co. Ltd., H-Shares	991
100	Jinzhou Port Co. Ltd., Class B	48
379	Kingboard Chemical Holdings Ltd.	1,560
479	Kingsoft Corp. Ltd.	1,440
1,509	Kunlun Energy Co. Ltd.	1,298
724	KWG Property Holding Ltd.	993
100	Lao Feng Xiang Co. Ltd., Class B	361
861	Lee & Man Paper Manufacturing Ltd.	958
226	Legend Holdings Corp., H-Shares(b)	759
4,039	Lenovo Group Ltd.	1,930
922	Li Ning Co. Ltd.(a)	1,044
57	Livzon Pharmaceutical Group, Inc., H-Shares	413
591	Logan Property Holdings Co. Ltd.	878
819	Longfor Properties Co. Ltd.	2,473
961	Luye Pharma Group Ltd.	1,026
1,007	Maanshan Iron & Steel Co. Ltd., H-Shares(a)	500
786	Meitu, Inc.(a)(b)	837
1,667	Metallurgical Corp. of China Ltd., H-Shares	535
39	Momo, Inc., Class A ADR(a)	1,361
30	NetEase, Inc. ADR	7,712
473	New China Life Insurance Co. Ltd., H-Shares	2,227
55	New Oriental Education & Technology Group, Inc. ADR	4,941
476	Orient Securities Co. Ltd., H-Shares(b)	411
4,601	People’s Insurance Co. Group of China Ltd. (The), H-Shares	2,187
11,283	PetroChina Co. Ltd., H-Shares	8,324
2,433	PICC Property & Casualty Co. Ltd., H-Shares	4,396
2,706	Ping An Insurance Group Co. of China Ltd., H-Shares	26,738
1,105	Poly Property Group Co. Ltd.(a)	518
3,260	Postal Savings Bank of China Co. Ltd., H-Shares(b)	2,251
315	Red Star Macalline Group Corp. Ltd., H-Shares(b)	426
253	Shandong Chenming Paper Holdings Ltd., Class B	358
187	Shandong Chenming Paper Holdings Ltd., H-Shares	286
968	Shandong Weigao Group Medical Polymer Co. Ltd., H-Shares	597
100	Shanghai Bailian Group Co. Ltd., Class B	119
100	Shanghai Baosight Software Co. Ltd., Class B	186
200	Shanghai Chlor-Alkali Chemical Co. Ltd., Class B(a)	149
1,641	Shanghai Electric Group Co. Ltd., H-Shares(a)	598

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
259	Shanghai Fosun Pharmaceutical Group Co. Ltd., H-Shares	$1,417
200	Shanghai Haixin Group Co., Class B	117
100	Shanghai Huayi Group Corp. Ltd., Class B	91
265	Shanghai Industrial Holdings Ltd.	699
100	Shanghai Jinjiang International Hotels Development Co. Ltd., Class B	250
100	Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	116
147	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	192
500	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	715
100	Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	205
455	Shanghai Pharmaceuticals Holding Co. Ltd., H-Shares	1,249
200	Shanghai Shibei Hi-Tech Co. Ltd., Class B	100
100	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	139
400	Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	206
100	Shenzhen Chiwan Wharf Holdings Ltd., Class B(c)	166
409	Shenzhen Expressway Co. Ltd., H-Shares	417
490	Shenzhen International Holdings Ltd.	1,078
1,744	Shenzhen Investment Ltd.	709
387	Shenzhou International Group Holdings Ltd.	4,251
652	Shimao Property Holdings Ltd.	1,749
520	Sichuan Expressway Co. Ltd., H-Shares	180
2,369	Sihuan Pharmaceutical Holdings Group Ltd.	577
34	SINA Corp.(a)	3,248
2,291	Sino Biopharmaceutical Ltd.	4,875
1,024	Sinofert Holdings Ltd.(a)	123
1,556	Sino-Ocean Group Holding Ltd.	1,090
849	Sinopec Engineering Group Co. Ltd., H-Shares	876
1,220	Sinopec Oilfield Service Corp., H-Shares(a)	180
1,895	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	1,265
556	Sinopharm Group Co. Ltd., H-Shares	2,345
1,019	Sinotrans Ltd., H-Shares	588
385	Sinotruk Hong Kong Ltd.	454
1,087	SOHO China Ltd.	561
1,190	Sunac China Holdings Ltd.	5,140
353	Sunny Optical Technology Group Co. Ltd.	5,852
114	TAL Education Group ADR	4,152
3,013	Tencent Holdings Ltd.	150,108
197	Tianjin Capital Environmental Protection Group Co. Ltd., H-Shares	108
548	TravelSky Technology Ltd., H-Shares	1,613
204	Tsingtao Brewery Co. Ltd., H-Shares	1,061
174	Vipshop Holdings Ltd., Class A ADR(a)	2,694
14	Weibo Corp., Class A ADR(a)	1,603
1,053	Weichai Power Co. Ltd., H-Shares	1,229
100	Weifu High-Technology Group Co. Ltd., Class B	216
176	Wuxi Biologics Cayman, Inc.(a)(b)	1,609
55	Wuxi Little Swan Co. Ltd., Class B	349

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
256	Xinhua Winshare Publishing and Media Co. Ltd., H-Shares	$201
320	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	611
1,192	Yangzijiang Shipbuilding Holdings Ltd.	1,053
381	Yanlord Land Group Ltd.	489
100	Yantai Changyu Pioneer Wine Co. Ltd., Class B	254
1,058	Yanzhou Coal Mining Co. Ltd., H-Shares	1,343
3,605	Yuexiu Property Co. Ltd.	818
16	YY, Inc., Class A ADR(a)	1,542
545	Zhaojin Mining Industry Co. Ltd., H-Shares	429
833	Zhejiang Expressway Co. Ltd. H-Shares	859
70	ZhongAn Online P&C Insurance Co. Ltd., H-Shares(a)(b)	491
359	Zhongsheng Group Holdings Ltd.	1,034
282	Zhuzhou CRRC Times Electric Co. Ltd., H-Shares	1,504
3,110	Zijin Mining Group Co. Ltd., H-Shares	1,434
763	Zoomlion Heavy Industry Science and Technology Co. Ltd., H-Shares	330
410	ZTE Corp. H-Shares(a)(c)	1,073
116	ZTO Express Cayman, Inc. ADR	1,914

		846,100

	Colombia—0.5%
117	Almacenes Exito SA	706
140	Bancolombia SA	1,655
244	Bancolombia SA (Preference Shares)	2,893
84	Cemex Latam Holdings SA(a)	259
48	Corp. Financiera Colombiana SA	413
2,566	Ecopetrol SA	2,832
2,701	Grupo Aval Acciones y Valores SA (Preference Shares)	1,187
134	Grupo de Inversiones Suramericana SA	1,860
40	Grupo de Inversiones Suramericana SA (Preference Shares)	520
229	Interconexion Electrica SA ESP	1,180

		13,505

	Czech Republic—0.2%
85	CEZ AS	2,179
41	Komercni banka AS	1,774
297	Moneta Money Bank AS(b)	1,072
28	O2 Czech Republic AS	384
1	Philip Morris CR AS	768

		6,177

	Egypt—0.2%
575	Commercial International Bank Egypt SAE	3,059
66	Eastern Tobacco	768
316	Egyptian Financial Group-Hermes Holding SAE	468
43	Elsewedy Electric Co.	613
1,319	Global Telecom Holding SAE(a)	384
581	Talaat Moustafa Group	448
198	Telecom Egypt Co.	181

		5,921

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Greece—0.5%
742	Alpha Bank SA(a)	$1,963
1,051	Eurobank Ergasias SA(a)	1,332
21	FF Group(a)	399
34	Hellenic Petroleum SA	347
133	Hellenic Telecommunications Organization SA	1,936
60	JUMBO SA	1,099
33	Motor Oil (Hellas) Corinth Refineries SA	789
58	Mytilineos Holdings SA(a)	701
3,168	National Bank of Greece SA(a)	1,324
116	OPAP SA	1,392
170	Piraeus Bank SA(a)	721
24	Titan Cement Co. SA	634

		12,637

	Hong Kong—0.4%
7,209	Alibaba Pictures Group Ltd.(a)	817
1,511	Bosideng International Holdings Ltd.	156
854	China Gas Holdings Ltd.	3,047
4,173	Fullshare Holdings Ltd.(a)	2,292
660	Haier Electronics Group Co. Ltd.	2,296
559	Kingboard Laminates Holdings Ltd.	755
39,964	Landing International Development Ltd.(a)	916
849	Nine Dragons Paper Holdings Ltd.	1,281

		11,560

	Hungary—0.4%
228	Magyar Telekom Telecommunications PLC	395
235	MOL Hungarian Oil & Gas PLC	2,719
136	OTP Bank Nyrt	5,949
76	Richter Gedeon Nyrt	1,539

		10,602

	India—10.8%
214	Axis Bank Ltd. GDR(b)	8,282
367	Dr Reddy’s Laboratories Ltd. ADR	11,858
46	GAIL India Ltd. GDR(b)	1,352
267	HDFC Bank Ltd. ADR	25,581
155	ICICI Bank Ltd. ADR	1,319
1,980	Infosys Ltd. ADR	34,987
4,658	Invesco India ETF(d)	119,221
220	Larsen & Toubro Ltd. GDR(b)	4,631
336	Mahindra & Mahindra Ltd. GDR(b)	4,385
858	Reliance Industries Ltd. GDR(b)	24,796
26	Reliance Infrastructure Ltd. GDR(b)	520
136	State Bank of India GDR(b)	5,012
773	Tata Motors Ltd. ADR(a)	19,418
821	Tata Steel Ltd. GDR(b)	7,241
441	Vedanta Ltd. ADR	7,815
455	Wipro Ltd. ADR	2,175

		278,593

	Indonesia—2.1%
7,368	PT Adaro Energy Tbk	972
228	PT Astra Agro Lestari Tbk	209
10,952	PT Astra International Tbk	5,628
5,223	PT Bank Central Asia Tbk	8,297
1,797	PT Bank Danamon Indonesia Tbk	859
10,021	PT Bank Mandiri Persero Tbk	5,132

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Indonesia (continued)
4,004	PT Bank Negara Indonesia Persero Tbk	$2,317
28,639	PT Bank Rakyat Indonesia Persero Tbk	6,628
2,340	PT Bukit Asam Tbk	545
4,395	PT Bumi Serpong Damai Tbk	534
4,237	PT Charoen Pokphand Indonesia Tbk	1,121
251	PT Gudang Garam Tbk	1,251
4,730	PT Hanjaya Mandala Sampoerna Tbk	1,203
769	PT Indocement Tunggal Prakarsa Tbk	980
1,316	PT Indofood CBP Sukses Makmur Tbk	821
2,377	PT Indofood Sukses Makmur Tbk	1,192
1,266	PT Jasa Marga Persero Tbk	398
10,904	PT Kalbe Farma Tbk	1,179
1,349	PT Matahari Department Store Tbk	1,004
2,860	PT Media Nusantara Citra Tbk	272
6,062	PT Perusahaan Gas Negara Persero Tbk	865
1,576	PT Semen Indonesia (Persero) Tbk	1,093
3,314	PT Surya Citra Media Tbk	610
25,610	PT Telekomunikasi Indonesia Persero Tbk	7,050
1,136	PT Tower Bersama Infrastructure Tbk	453
621	PT Unilever Indonesia Tbk	2,069
819	PT United Tractors Tbk	2,007
1,163	PT Vale Indonesia Tbk(a)	264
2,072	PT XL Axiata Tbk(a)	316

		55,269

	Isle of Man—0.0%
182	Mas Real Estate, Inc.	342

	Malaysia—3.3%
874	AirAsia Group Bhd	858
622	Alliance Financial Group Bhd	690
1,110	AMMB Holdings Bhd	1,103
1,175	Astro Malaysia Holdings Bhd	572
2,385	Axiata Group Bhd	3,222
82	British American Tobacco Malaysia Bhd	512
1,968	Bumi Armada Bhd(a)	421
3,518	CIMB Group Holdings Bhd	6,456
2,025	DiGi.com Bhd	2,390
1,077	Felda Global Ventures Holdings Bhd	469
1,181	Gamuda Bhd	1,547
1,209	Genting Bhd	2,752
1,526	Genting Malaysia Bhd	1,995
377	HAP Seng Consolidated Bhd	942
339	Hong Leong Bank Bhd	1,642
132	Hong Leong Financial Group Bhd	655
1,518	IHH Healthcare Bhd	2,352
1,718	IJM Corp. Bhd	1,305
1,776	IOI Corp. Bhd	2,168
1,083	IOI Properties Group Bhd	431
258	KLCCP Stapled Group	512
252	Kuala Lumpur Kepong Bhd	1,636
3,177	Malayan Banking Bhd	8,729
514	Malaysia Airports Holdings Bhd	1,180
1,488	Maxis Bhd	2,211
778	MISC Bhd	1,420
486	MMC Corp. Bhd	178
33	Nestle Malaysia Bhd	1,161

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Malaysia (continued)
1,531	Petronas Chemicals Group Bhd	$3,297
169	Petronas Dagangan Bhd	1,163
420	Petronas Gas Bhd	1,907
302	PPB Group Bhd	1,481
984	Press Metal Aluminium Holdings Bhd	1,211
1,668	Public Bank Bhd	10,118
649	RHB Capital Bhd	877
2,487	Sapura Energy Bhd	406
1,910	Sime Darby Bhd	1,300
1,946	Sime Darby Plantation Bhd	2,763
2,046	Sime Darby Property Bhd	782
655	Telekom Malaysia Bhd	885
2,204	Tenaga Nasional Bhd	8,898
919	UEM Sunrise Bhd(a)	217
614	Westports Holdings Bhd	523
2,626	YTL Corp. Bhd	970
1,756	YTL Power International Bhd	412

		86,719

	Mexico—3.7%
1,633	Alfa SAB de CV, Class A	2,088
184	Alpek SAB de CV	263
303	Alsea SAB de CV	1,122
15,976	America Movil SAB de CV, Series L	14,724
191	Arca Continental SAB de CV	1,314
146	Banco del Bajio SA(b)	310
919	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	1,356
255	Becle SAB de CV(a)	430
7,886	Cemex SAB de CV, Series CPO(a)(e)	4,912
283	Coca-Cola Femsa SAB de CV, Series L	1,830
131	Concentradora Fibra Danhos SA de CV REIT	232
114	El Puerto de Liverpool SAB de CV	757
1,673	Fibra Uno Administracion SA de CV REIT	2,759
1,138	Fomento Economico Mexicano SAB de CV, Series CPO(f)	10,953
111	Gruma SAB de CV, Class B	1,350
176	Grupo Aeroportuario del Centro Norte SAB de CV, Class B	928
219	Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,268
113	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,023
1,296	Grupo Bimbo SAB de CV, Series A	3,004
204	Grupo Carso SAB de CV, Series A1	730
175	Grupo Comercial Chedraui SA de CV	365
35	Grupo Elektra SAB de CV	950
1,322	Grupo Financiero Banorte SAB de CV, Class O	8,237
1,262	Grupo Financiero Inbursa SAB de CV, Class O(a)	2,094
325	Grupo Lala SAB de CV	414
1,808	Grupo Mexico SAB de CV, Series B	5,985
44	Grupo Simec SAB de CV, Series B(a)	143
1,350	Grupo Televisa SAB, Series CPO(g)	4,824
93	Industrias Bachoco SAB de CV, Series B	477
79	Industrias CH SAB de CV, Series B(a)	391
67	Industrias Penoles SAB de CV	1,400
330	Infraestructura Energetica Nova SAB de CV	1,447

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Mexico (continued)
484	Kimberly-Clark de Mexico SAB de CV, Class A	$875
173	Megacable Holdings SAB de CV, Series CPO(h)	792
535	Mexichem SAB de CV(a)	1,664
346	Nemak SAB de CV(b)	260
157	OHL Mexico SAB de CV	234
144	Organizacion Soriana SAB de CV, Class B(a)	265
124	Promotora y Operadora de Infraestructura SAB de CV	1,265
132	Regional SAB de CV	840
748	Telesites SAB de CV(a)	574
2,795	Wal-Mart de Mexico SAB de CV	7,734

		94,583

	Pakistan—0.1%
373	Fauji Fertilizer Co. Ltd.	322
400	Habib Bank Ltd.	674
294	National Bank of Pakistan	129
400	Oil & Gas Development Co. Ltd.	577
300	Pakistan Petroleum Ltd.	556

		2,258

	Peru—0.4%
108	Cia de Minas Buenaventura SAA ADR	1,723
36	Credicorp Ltd.	8,316
1,325	Volcan Cia Minera SAA	477

		10,516

	Philippines—1.3%
1,230	Aboitiz Equity Ventures, Inc.	1,660
903	Aboitiz Power Corp.	663
2,387	Alliance Global Group, Inc.(a)	601
131	Ayala Corp.	2,445
3,750	Ayala Land, Inc.	2,957
974	Bank of the Philippine Islands	1,976
1,059	BDO Unibank, Inc.	2,695
1,995	Bloomberry Resorts Corp.	474
2,370	DMCI Holdings, Inc.	506
1,155	Energy Development Corp.(a)	121
17	Globe Telecom, Inc.	506
47	GT Capital Holdings, Inc.	954
590	International Container Terminal Services, Inc.	965
234	Jollibee Foods Corp.	1,289
1,614	LT Group, Inc.	630
153	Manila Electric Co.	952
6,744	Megaworld Corp.	586
8,239	Metro Pacific Investments Corp.	812
688	Metropolitan Bank & Trust Co.	1,130
1,471	Petron Corp.	264
63	PLDT, Inc.	1,781
683	Semirara Mining & Power Corp.	407
262	SM Investments Corp.	4,759
4,881	SM Prime Holdings, Inc.	3,230
478	Universal Robina Corp.	1,298

		33,661

	Poland—1.5%
49	Alior Bank SA(a)	994
4	Amrest Holdings SE(a)	526

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Poland (continued)
38	Asseco Poland SA	$477
17	Bank Handlowy w Warszawie SA	403
321	Bank Millennium SA(a)	783
85	Bank Polska Kasa Opieki SA	2,836
16	Bank Zachodni WBK SA	1,696
6	Budimex SA	322
12	CCC SA	887
36	CD Projekt SA	1,282
15	Ciech SA(a)	244
89	Cyfrowy Polsat SA	652
27	Dino Polska SA(a)(b)	732
124	Enea SA	369
46	Eurocash SA	322
27	Grupa Azoty SA	412
49	Grupa Lotos SA	774
27	Jastrzebska Spolka Weglowa SA(a)	638
76	KGHM Polska Miedz SA	2,031
9	Kruk SA	591
1	LPP SA	2,617
7	mBank SA(a)	858
383	Orange Polska SA(a)	576
402	PGE Polska Grupa Energetyczna SA(a)	1,201
55	PLAY Communications SA(b)	465
169	Polski Koncern Naftowy Orlen SA	4,327
986	Polskie Gornictwo Naftowe i Gazownictwo SA	1,739
461	Powszechna Kasa Oszczednosci Bank Polski SA(a)	5,505
304	Powszechny Zaklad Ubezpieczen SA	3,724
607	Tauron Polska Energia SA(a)	407

		38,390

	Qatar—0.7%
3	Al Meera Consumer Goods Co. QSC	114
57	Barwa Real Estate Co.	553
114	Commercial Bank QSC (The)	1,132
87	Doha Bank QPSC	647
94	Ezdan Holding Group QSC(a)	289
27	Gulf International Services QSC(a)	139
88	Industries Qatar QSC	2,707
201	Masraf Al Rayan QSC	1,964
45	Ooredoo QPSC	979
16	Qatar Electricity & Water Co. QSC	870
160	Qatar Gas Transport Co. Ltd.	646
22	Qatar International Islamic Bank QSC	343
32	Qatar Islamic Bank SAQ	940
127	Qatar National Bank QPSC	5,267
31	Qatar Navigation QSC	479
98	United Development Co. QSC	393
193	Vodafone Qatar QSC(a)	498

		17,960

	Romania—0.1%
183	NEPI Rockcastle PLC	2,017

	Russia—4.1%
3,519	Gazprom PJSC ADR	16,286
138	LSR Group PJSC GDR(b)	368
254	LUKOIL PJSC ADR	16,967
191	Magnit PJSC GDR(b)	3,627

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Russia (continued)
74	Magnitogorsk Iron & Steel Works PJSC GDR(b)	$737
44	Mechel PJSC ADR(a)	161
108	Mechel PJSC (Preference Shares) ADR	109
78	MegaFon PJSC GDR(b)	691
252	MMC Norilsk Nickel PJSC ADR	4,333
247	Mobile TeleSystems PJSC ADR	2,593
57	Novatek PJSC GDR(b)	7,239
47	Novolipetsk Steel PJSC GDR(b)	1,206
99	Novorossiysk Commercial Sea Port PJSC GDR(b)	841
60	PhosAgro PJSC GDR(b)	865
29	Polyus PJSC GDR(b)	924
638	Rosneft Oil Co. PJSC GDR(b)	3,888
75	Rostelecom OJSC ADR	461
2,373	RusHydro PJSC ADR	2,696
1,521	Sberbank of Russia PJSC ADR	22,663
243	Severstal PJSC GDR(b)	3,881
89	Sistema PJSFC GDR(b)	324
391	Surgutneftegas OJSC ADR	1,837
415	Surgutneftegas OJSC (Preference Shares) ADR	2,033
145	Tatneft PJSC ADR	9,352
56	TMK PJSC GDR(b)	281
1,277	VTB Bank PJSC GDR(b)	2,391

		106,754

	South Africa—8.2%
64	AECI Ltd.	604
59	African Rainbow Minerals Ltd.	484
35	Anglo American Platinum Ltd.	943
216	AngloGold Ashanti Ltd.	1,944
202	Aspen Pharmacare Holdings Ltd.	4,355
20	Assore Ltd.	493
364	Attacq Ltd.(a)	561
180	AVI Ltd.	1,644
351	Barclays Africa Group Ltd.	5,145
116	Barloworld Ltd.	1,572
180	Bid Corp. Ltd.	4,132
180	Bidvest Group Ltd. (The)	3,535
188	Brait SE(a)	652
29	Capitec Bank Holdings Ltd.	2,065
131	Clicks Group Ltd.	2,242
138	Coronation Fund Managers Ltd.	820
85	Curro Holdings Ltd.(a)	229
141	DIS-Chem Pharmacies Ltd.(b)	424
185	Discovery Ltd.	2,567
75	EOH Holdings Ltd.	228
136	Exxaro Resources Ltd.	1,213
45	Famous Brands Ltd.(a)	402
1,731	FirstRand Ltd.	9,285
655	Fortress REIT Ltd., Class A REIT	907
432	Fortress REIT Ltd., Class B REIT	602
119	Foschini Group Ltd. (The)	2,050
449	Gold Fields Ltd.	1,686
252	Grindrod Ltd.(a)	290
1,503	Growthpoint Properties Ltd. REIT	3,504
218	Harmony Gold Mining Co. Ltd.	451
133	Hyprop Investments Ltd. REIT	1,215
390	Impala Platinum Holdings Ltd.(a)	698

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Africa (continued)
89	Imperial Holdings Ltd.	$1,714
151	Investec Ltd.	1,191
49	JSE Ltd.	767
844	Kap Industrial Holdings Ltd.	596
30	Kumba Iron Ore Ltd.	645
70	Liberty Holdings Ltd.	743
754	Life Healthcare Group Holdings Ltd.	1,782
59	Massmart Holdings Ltd.	785
539	MMI Holdings Ltd.	961
66	Mondi Ltd.	1,924
132	Mr Price Group Ltd.	2,897
974	MTN Group Ltd.	9,771
372	Nampak Ltd.(a)	414
232	Naspers Ltd., Class N	56,857
114	Nedbank Group Ltd.	2,716
787	Netcare Ltd.	1,954
204	Northam Platinum Ltd.(a)	631
21	Oceana Group Ltd.	139
36	Omnia Holdings Ltd.	414
185	Pick n Pay Stores Ltd.	1,192
84	Pioneer Foods Group Ltd.	821
79	PSG Group Ltd.	1,424
366	Rand Merchant Investment Holdings Ltd.	1,208
2,745	Redefine Properties Ltd. REIT	2,634
279	Remgro Ltd.	5,022
176	Resilient REIT Ltd. REIT	955
96	Reunert Ltd.	600
370	RMB Holdings Ltd.	2,323
911	Sanlam Ltd.	5,780
22	Santam Ltd.	564
297	Sappi Ltd.	1,901
299	Sasol Ltd.	10,729
238	Shoprite Holdings Ltd.	4,747
915	Sibanye Gold Ltd.(a)	805
107	SPAR Group Ltd. (The)	1,812
85	Stadio Holdings Ltd.(a)	32
686	Standard Bank Group Ltd.	11,777
363	Steinhoff Africa Retail Ltd.(a)(b)	566
1,504	Steinhoff International Holdings NV(a)	231
201	Super Group Ltd.(a)	596
177	Telkom SA SOC Ltd.	806
87	Tiger Brands Ltd.	2,711
64	Tongaat Hulett Ltd.	462
237	Truworths International Ltd.	1,946
287	Tsogo Sun Holdings Ltd.	521
322	Vodacom Group Ltd.	4,023
390	Vukile Property Fund Ltd. REIT	703
516	Woolworths Holdings Ltd.	2,656

		213,390

	Taiwan—12.6%
1,555	Acer, Inc.(a)	1,198
201	Advantech Co. Ltd.	1,389
1,852	ASE Industrial Holding Co. Ltd.	5,026
1,258	Asia Cement Corp.	1,350
382	Asustek Computer, Inc.	3,589
4,909	AU Optronics Corp.	2,057

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Taiwan (continued)
1,160	Capital Securities Corp.	$441
400	Catcher Technology Co. Ltd.	4,475
4,271	Cathay Financial Holding Co. Ltd.	7,723
3,264	Chang Hwa Commercial Bank Ltd.	1,887
994	Cheng Shin Rubber Industry Co. Ltd.	1,609
231	Cheng Uei Precision Industry Co. Ltd.	303
340	Chicony Electronics Co. Ltd.	841
1,510	China Airlines Ltd.(a)	554
7,755	China Development Financial Holding Corp.	2,949
1,385	China Life Insurance Co. Ltd.	1,507
373	China Motor Corp.	352
6,700	China Steel Corp.	5,322
2,061	Chunghwa Telecom Co. Ltd.	7,872
2,236	Compal Electronics, Inc.	1,466
9,832	CTBC Financial Holding Co. Ltd.	7,062
1,171	Delta Electronics, Inc.	4,275
5,237	E.Sun Financial Holding Co. Ltd.	3,717
108	Eclat Textile Co. Ltd.	1,312
571	Epistar Corp.(a)	786
544	Eternal Materials Co. Ltd.	522
1,213	Eva Airways Corp.	654
1,136	Evergreen Marine Corp. Taiwan Ltd.(a)	580
1,134	Far Eastern International Bank	381
2,178	Far Eastern New Century Corp.	2,091
892	Far EasTone Telecommunications Co. Ltd.	2,364
270	Feng Hsin Steel Co. Ltd.	546
194	Feng Tay Enterprise Co. Ltd.	885
5,218	First Financial Holding Co. Ltd.	3,598
1,856	Formosa Chemicals & Fibre Corp.	6,869
740	Formosa Petrochemical Corp.	3,039
2,639	Formosa Plastics Corp.	9,321
592	Formosa Taffeta Co. Ltd.	672
598	Foxconn Technology Co. Ltd.	1,494
3,980	Fubon Financial Holding Co. Ltd.	6,861
161	Giant Manufacturing Co. Ltd.	824
115	Globalwafers Co. Ltd.	1,877
8,085	Hon Hai Precision Industry Co. Ltd.	22,654
419	HTC Corp.(a)	857
4,593	Hua Nan Financial Holdings Co. Ltd.	2,787
4,795	Innolux Corp.	1,799
1,643	Inventec Corp.	1,252
56	Largan Precision Co. Ltd.	6,587
1,153	Lite-On Technology Corp.	1,530
798	MediaTek, Inc.	9,170
5,899	Mega Financial Holding Co. Ltd.	5,234
3,061	Nan Ya Plastics Corp.	8,442
421	Nanya Technology Corp.	1,323
309	Novatek Microelectronics Corp.	1,306
70	Obi Pharma, Inc.(a)	400
423	Oriental Union Chemical Corp.	458
1,086	Pegatron Corp.	2,551
1,472	Pou Chen Corp.	1,848
304	President Chain Store Corp.	3,005
1,441	Quanta Computer, Inc.	2,635
272	Realtek Semiconductor Corp.	1,039
4,203	Shin Kong Financial Holding Co. Ltd.	1,726

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Taiwan (continued)
5,704	SinoPac Financial Holdings Co. Ltd.	$2,063
786	Synnex Technology International Corp.	1,136
5,280	Taishin Financial Holding Co. Ltd.	2,579
2,359	Taiwan Business Bank	727
1,924	Taiwan Cement Corp.	2,656
4,921	Taiwan Cooperative Financial Holding Co. Ltd.	2,869
429	Taiwan Fertilizer Co. Ltd.	581
939	Taiwan Glass Industry Corp.(a)	632
1,210	Taiwan High Speed Rail Corp.	932
863	Taiwan Mobile Co. Ltd.	3,194
164	Taiwan Secom Co. Ltd.	493
13,121	Taiwan Semiconductor Manufacturing Co. Ltd.	100,670
1,050	Teco Electric and Machinery Co. Ltd.	857
183	TPK Holding Co. Ltd.(a)	403
164	Transcend Information, Inc.	464
246	U-Ming Marine Transport Corp.	303
757	Unimicron Technology Corp.	430
2,598	Uni-President Enterprises Corp.	6,287
6,417	United Microelectronics Corp.	3,470
524	Vanguard International Semiconductor Corp.	1,070
1,797	Walsin Lihwa Corp.	1,230
423	Wan Hai Lines Ltd.	245
1,455	Wistron Corp.	1,166
6,230	Yuanta Financial Holding Co. Ltd.	2,990
502	Yulon Motor Co. Ltd.	384
14	Yulon Nissan Motor Co. Ltd.	121

		326,195

	Thailand—3.7%
605	Advanced Info Service PCL NVDR	3,987
2,325	Airports of Thailand PCL NVDR	5,249
259	Bangkok Bank PCL (Foreign Shares)	1,584
4,704	Bangkok Dusit Medical Services PCL NVDR	3,354
4,619	Bangkok Expressway & Metro PCL NVDR	1,134
300	Bangkok Life Assurance PCL NVDR	345
2,360	Banpu PCL NVDR	1,451
570	BEC World PCL NVDR	188
589	Berli Jucker PCL NVDR	1,115
4,255	BTS Group Holdings PCL NVDR	1,207
178	Bumrungrad Hospital PCL NVDR	1,072
1,339	Central Pattana PCL NVDR	3,426
2,459	Charoen Pokphand Foods PCL NVDR	1,901
2,826	CP ALL PCL NVDR	7,790
264	Delta Electronics Thailand PCL NVDR	563
155	Electricity Generating PCL NVDR	1,095
899	Energy Absolute PCL NVDR	1,025
238	Glow Energy PCL NVDR	650
3,046	Home Product Center PCL NVDR	1,448
949	Indorama Ventures PCL NVDR	1,812
1,026	Intouch Holdings PCL NVDR	1,869
5,534	IRPC PCL NVDR	1,236
454	Kasikornbank PCL NVDR	2,812
636	Kasikornbank PCL (Foreign Shares)	3,940
3,346	Krung Thai Bank PCL NVDR	1,930
3,663	Land & Houses PCL NVDR	1,277
1,974	Minor International PCL NVDR	2,517
748	PTT Exploration & Production PCL NVDR	3,176

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Thailand (continued)
1,100	PTT Global Chemical PCL NVDR	$3,416
7,750	PTT PCL NVDR	13,874
450	Ratchaburi Electricity Generating Holding PCL NVDR	745
455	Siam Cement PCL (The) NVDR	6,747
52	Siam City Cement PCL NVDR	405
1,304	Siam Commercial Bank PCL (The) NVDR	5,413
635	Thai Airways International PCL NVDR(a)	326
578	Thai Oil PCL NVDR	1,726
1,634	Thai Union Group PCL NVDR	932
12,413	TMB Bank PCL NVDR	928
390	Total Access Communication PCL NVDR	630
5,752	True Corp. PCL NVDR	1,385

		95,680

	Turkey—1.1%
1,106	Akbank Turk AS	2,302
113	Anadolu Efes Biracilik ve Malt Sanayii AS	740
99	Arcelik AS	440
89	Aselsan Elektronik Sanayi VE Ticaret AS	552
41	Aygaz AS	136
124	BIM Birlesik Magazalar AS	2,103
38	Coca-Cola Icecek AS	336
1,084	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT(a)	648
259	Enka Insaat ve Sanayi AS	312
754	Eregli Demir ve Celik Fabrikalari TAS	1,884
36	Ford Otomotiv Sanayi AS	497
495	Haci Omer Sabanci Holding AS	1,171
482	KOC Holding AS	1,627
27	Koza Altin Isletmeleri AS(a)	301
20	Migros Ticaret AS(a)	112
337	Petkim Petrokimya Holding AS	595
205	Soda Sanayii AS	244
85	TAV Havalimanlari Holding AS	455
88	Tekfen Holding AS	333
71	Tofas Turk Otomobil Fabrikasi AS	437
69	Tupras Turkiye Petrol Rafinerileri AS	1,757
304	Turk Hava Yollari AO(a)	1,250
305	Turk Telekomunikasyon AS(a)	471
8	Turk Traktor VE Ziraat Makineleri AS	119
583	Turkcell Iletisim Hizmetleri AS	2,002
1,131	Turkiye Garanti Bankasi AS	2,562
335	Turkiye Halk Bankasi AS	681
780	Turkiye Is Bankasi AS, Class C	1,182
580	Turkiye Sinai Kalkinma Bankasi AS	200
352	Turkiye Sise ve Cam Fabrikalari AS	391
603	Turkiye Vakiflar Bankasi TAO, Class D	886
88	Ulker Biskuvi Sanayi AS	461
460	Yapi ve Kredi Bankasi AS(a)	450

		27,637

	Ukraine—0.0%
29	Kernel Holding SA	395

	United Arab Emirates—0.9%
1,092	Abu Dhabi Commercial Bank PJSC	2,090
716	Abu Dhabi National Oil Co. For Distribution PJSC	478

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United Arab Emirates (continued)
1,329	Air Arabia PJSC	$441
1,779	Aldar Properties PJSC	1,017
427	Arabtec Holding PJSC	237
977	Damac Properties Dubai Co. PJSC	737
1,782	Dana Gas PJSC	480
840	Deyaar Development PJSC(a)	108
91	DP World Ltd.	2,025
938	Dubai Financial Market PJSC	250
865	Dubai Investments PJSC	447
677	Dubai Islamic Bank PJSC	1,014
1,859	DXB Entertainments PJSC(a)(b)	195
471	Emaar Development PJSC(a)	712
1,164	Emaar Malls PJSC	704
1,923	Emaar Properties PJSC	3,031
954	Emirates Telecommunications Group Co. PJSC	4,454
1,488	National Bank of Abu Dhabi PJSC	5,023
624	Union Properties PJSC(a)	137
524	Waha Capital PJSC	257

		23,837

	Total Investments in Securities (Cost $2,506,976)—99.9%	2,588,661
	Other assets less liabilities—0.1%	1,546

	Net Assets—100.0%	$2,590,207

Investment Abbreviations:

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depositary Receipt

NVDR—Non-voting Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2018 was $109,811, which represented 4.24% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(d)	Affiliated company. The Fund’s Adviser also serves as the adviser for the Invesco India ETF and therefore, Invesco India ETF is considered to be affiliated with the Fund. See Note 4.
(e)	Each CPO for Cemex SAB de CV represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano SAB de CV represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa SAB represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)	Each CPO for Megacable Holdings SAB de CV represents two Series shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco PureBetaSM MSCI USA ETF (PBUS)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Information Technology	25.2
Financials	14.5
Health Care	13.8
Consumer Discretionary	13.3
Industrials	9.7
Consumer Staples	6.8
Energy	6.2
Materials	2.9
Utilities	2.9
Real Estate	2.8
Telecommunication Services	1.9
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Consumer Discretionary—13.3%
8	Advance Auto Parts, Inc.	$916
46	Amazon.com, Inc.(b)	72,042
30	Aptiv PLC	2,537
27	Aramark	1,010
10	Autoliv, Inc. (Sweden)	1,340
7	AutoNation, Inc.(b)	323
3	AutoZone, Inc.(b)	1,874
31	Best Buy Co., Inc.	2,372
5	Booking Holdings, Inc.(b)	10,890
24	BorgWarner, Inc.	1,175
21	CarMax, Inc.(b)	1,312
39	Carnival Corp.	2,459
37	CBS Corp., Class B	1,820
21	Charter Communications, Inc., Class A(b)	5,697
3	Chipotle Mexican Grill, Inc.(b)	1,270
523	Comcast Corp., Class A	16,417
40	D.R. Horton, Inc.	1,766
14	Darden Restaurants, Inc.	1,300
17	Discovery, Inc., Class A(b)	402
34	Discovery, Inc., Class C(b)	755
25	DISH Network Corp., Class A(b)	839
31	Dollar General Corp.	2,992
26	Dollar Tree, Inc.(b)	2,493
5	Domino’s Pizza, Inc.	1,209
14	Expedia Group, Inc.	1,612
414	Ford Motor Co.	4,653
26	Gap, Inc. (The)	760
14	Garmin Ltd.	821
144	General Motors Co.	5,291

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
16	Genuine Parts Co.	$1,413
28	Goodyear Tire & Rubber Co. (The)	703
23	H&R Block, Inc.	636
41	Hanesbrands, Inc.	757
19	Harley-Davidson, Inc.	781
13	Hasbro, Inc.	1,145
32	Hilton Worldwide Holdings, Inc.	2,523
131	Home Depot, Inc. (The)	24,209
44	Interpublic Group of Cos., Inc. (The)	1,038
19	Kohl’s Corp.	1,180
27	L Brands, Inc.	943
44	Las Vegas Sands Corp.	3,227
8	Lear Corp.	1,496
15	Leggett & Platt, Inc.	608
32	Lennar Corp., Class A	1,692
12	Liberty Broadband Corp., Class C(b)	851
24	Liberty Global PLC, Series A (United Kingdom)(b)	723
64	Liberty Global PLC, Series C (United Kingdom)(b)	1,862
23	Liberty Media Corp.-Liberty Formula One, Class C(b)	679
10	Liberty Media Corp.-Liberty SiriusXM, Class A(b)	418
20	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	833
16	Live Nation Entertainment, Inc.(b)	632
34	LKQ Corp.(b)	1,055
93	Lowe’s Cos., Inc.	7,666
11	Lululemon Athletica, Inc.(b)	1,098
34	Macy’s, Inc.	1,056
35	Marriott International, Inc., Class A	4,784
38	Mattel, Inc.	562

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco PureBetaSM MSCI USA ETF (PBUS) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
89	McDonald’s Corp.	$14,902
51	MGM Resorts International	1,602
17	Michael Kors Holdings Ltd.(b)	1,163
7	Mohawk Industries, Inc.(b)	1,469
48	Netflix, Inc.(b)	14,998
54	Newell Brands, Inc.	1,492
43	News Corp., Class A	687
147	NIKE, Inc., Class B	10,053
14	Nordstrom, Inc.	708
24	Norwegian Cruise Line Holdings Ltd.(b)	1,283
26	Omnicom Group, Inc.	1,915
10	O’Reilly Automotive, Inc.(b)	2,561
7	Polaris Industries, Inc.	734
32	PulteGroup, Inc.	972
9	PVH Corp.	1,437
50	Qurate Retail Group, Inc. Qvc Group, Class A(b)	1,171
6	Ralph Lauren Corp., Class A	659
43	Ross Stores, Inc.	3,477
19	Royal Caribbean Cruises Ltd.	2,056
182	Sirius XM Holdings, Inc.	1,152
159	Starbucks Corp.	9,154
31	Tapestry, Inc.	1,667
58	Target Corp.	4,211
15	Tesla, Inc.(b)	4,409
14	Tiffany & Co.	1,440
87	Time Warner, Inc.	8,248
71	TJX Cos., Inc. (The)	6,024
17	Toll Brothers, Inc.	717
14	Tractor Supply Co.	952
13	TripAdvisor, Inc.(b)	486
117	Twenty-First Century Fox, Inc., Class A	4,278
49	Twenty-First Century Fox, Inc., Class B	1,767
7	Ulta Beauty, Inc.(b)	1,756
21	Under Armour, Inc., Class C(b)	322
21	Under Armour, Inc., Class A(b)	373
5	Vail Resorts, Inc.	1,147
38	VF Corp.	3,073
39	Viacom, Inc., Class B	1,176
169	Walt Disney Co. (The)	16,956
8	Whirlpool Corp.	1,240
11	Wyndham Worldwide Corp.	1,256
12	Wynn Resorts Ltd.	2,234
36	Yum! Brands, Inc.	3,136

		353,430

	Consumer Staples—6.8%
213	Altria Group, Inc.	11,951
63	Archer-Daniels-Midland Co.	2,859
28	Brown-Forman Corp., Class B	1,569
16	Bunge Ltd.	1,156
20	Campbell Soup Co.	816
28	Church & Dwight Co., Inc.	1,294
14	Clorox Co. (The)	1,641
453	Coca-Cola Co. (The)	19,574
94	Colgate-Palmolive Co.	6,132
47	Conagra Brands, Inc.	1,742
19	Constellation Brands, Inc., Class A	4,430

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples (continued)
49	Costco Wholesale Corp.	$9,661
54	Coty, Inc., Class A	937
20	Dr Pepper Snapple Group, Inc.	2,399
25	Estee Lauder Cos., Inc. (The), Class A	3,702
64	General Mills, Inc.	2,799
16	Hershey Co. (The)	1,471
32	Hormel Foods Corp.	1,160
8	Ingredion, Inc.	969
13	JM Smucker Co. (The)	1,483
29	Kellogg Co.	1,708
39	Kimberly-Clark Corp.	4,038
68	Kraft Heinz Co. (The)	3,834
101	Kroger Co. (The)	2,544
13	McCormick & Co., Inc.	1,370
21	Molson Coors Brewing Co., Class B	1,496
167	Mondelez International, Inc., Class A	6,597
44	Monster Beverage Corp.(b)	2,420
159	PepsiCo, Inc.	16,049
173	Philip Morris International, Inc.	14,186
283	Procter & Gamble Co. (The)	20,472
3	Spectrum Brands Holdings, Inc.	216
55	Sysco Corp.	3,440
34	Tyson Foods, Inc., Class A	2,383
94	Walgreens Boots Alliance, Inc.	6,246
167	Walmart, Inc.	14,773

		179,517

	Energy—6.2%
62	Anadarko Petroleum Corp.	4,174
17	Andeavor	2,351
25	Antero Resources Corp.(b)	475
42	Apache Corp.	1,720
45	Baker Hughes a GE Co.	1,625
52	Cabot Oil & Gas Corp.	1,243
23	Cheniere Energy, Inc.(b)	1,338
212	Chevron Corp.	26,523
11	Cimarex Energy Co.	1,106
17	Concho Resources, Inc.(b)	2,673
134	ConocoPhillips	8,777
10	Continental Resources, Inc.(b)	661
56	Devon Energy Corp.	2,034
10	Diamondback Energy, Inc.(b)	1,284
65	EOG Resources, Inc.	7,681
28	EQT Corp.	1,405
474	Exxon Mobil Corp.	36,854
97	Halliburton Co.	5,140
12	Helmerich & Payne, Inc.	835
32	Hess Corp.	1,824
19	HollyFrontier Corp.	1,153
224	Kinder Morgan, Inc.	3,544
95	Marathon Oil Corp.	1,734
54	Marathon Petroleum Corp.	4,045
42	National Oilwell Varco, Inc.	1,624
22	Newfield Exploration Co.(b)	656
52	Noble Energy, Inc.	1,759
85	Occidental Petroleum Corp.	6,567
42	ONEOK, Inc.	2,529

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco PureBetaSM MSCI USA ETF (PBUS) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy (continued)
25	Parsley Energy, Inc., Class A(b)	$751
49	Phillips 66	5,454
19	Pioneer Natural Resources Co.	3,829
16	Plains GP Holdings LP, Class A	388
28	Range Resources Corp.	388
155	Schlumberger Ltd.	10,627
24	Targa Resources Corp.	1,127
49	TechnipFMC PLC (United Kingdom)	1,615
49	Valero Energy Corp.	5,436
92	Williams Cos., Inc. (The)	2,367

		165,316

	Financials—14.5%
6	Affiliated Managers Group, Inc.	989
88	Aflac, Inc.	4,010
43	AGNC Investment Corp. REIT	814
2	Alleghany Corp.	1,149
40	Allstate Corp. (The)	3,913
51	Ally Financial, Inc.	1,331
82	American Express Co.	8,098
8	American Financial Group, Inc.	906
100	American International Group, Inc.	5,600
17	Ameriprise Financial, Inc.	2,384
128	Annaly Capital Management, Inc. REIT	1,327
28	Aon PLC	3,989
15	Arch Capital Group Ltd.(b)	1,202
20	Arthur J. Gallagher & Co.	1,400
6	Assurant, Inc.	557
17	Athene Holding Ltd., Class A(b)	833
9	Axis Capital Holdings Ltd.	528
1,109	Bank of America Corp.	33,181
114	Bank of New York Mellon Corp. (The)	6,214
88	BB&T Corp.	4,646
142	Berkshire Hathaway, Inc., Class B(b)	27,510
13	BlackRock, Inc.	6,780
10	Brighthouse Financial, Inc.(b)	508
54	Capital One Financial Corp.	4,894
11	Cboe Global Markets, Inc.	1,175
134	Charles Schwab Corp. (The)	7,461
52	Chubb Ltd.	7,055
18	Cincinnati Financial Corp.	1,266
16	CIT Group, Inc.	847
296	Citigroup, Inc.	20,208
56	Citizens Financial Group, Inc.	2,323
38	CME Group, Inc.	5,992
19	Comerica, Inc.	1,797
41	Discover Financial Services	2,921
31	E*TRADE Financial Corp.(b)	1,881
16	East West Bancorp, Inc.	1,066
13	Eaton Vance Corp.	707
5	Everest Re Group Ltd.	1,163
79	Fifth Third Bancorp	2,620
18	First Republic Bank	1,672
29	FNF Group	1,068
37	Franklin Resources, Inc.	1,245
40	Goldman Sachs Group, Inc. (The)	9,533
41	Hartford Financial Services Group, Inc. (The)	2,207

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
121	Huntington Bancshares, Inc.	$1,804
66	Intercontinental Exchange, Inc.	4,782
45	Invesco Ltd.(c)	1,304
387	JPMorgan Chase & Co.	42,098
122	KeyCorp	2,430
36	Leucadia National Corp.	865
24	Lincoln National Corp.	1,695
32	Loews Corp.	1,679
15	M&T Bank Corp.	2,734
2	Markel Corp.(b)	2,260
57	Marsh & McLennan Cos., Inc.	4,646
100	MetLife, Inc.	4,767
19	Moody’s Corp.	3,082
151	Morgan Stanley	7,795
10	MSCI, Inc., Class A	1,498
13	Nasdaq, Inc.	1,148
54	New York Community Bancorp, Inc.	642
24	Northern Trust Corp.	2,562
38	People’s United Financial, Inc.	695
53	PNC Financial Services Group, Inc. (The)	7,717
32	Principal Financial Group, Inc.	1,895
65	Progressive Corp. (The)	3,919
47	Prudential Financial, Inc.	4,997
15	Raymond James Financial, Inc.	1,346
130	Regions Financial Corp.	2,431
7	Reinsurance Group of America, Inc.	1,046
4	RenaissanceRe Holdings Ltd. (Bermuda)	544
29	S&P Global, Inc.	5,469
15	SEI Investments Co.	948
6	Signature Bank/New York NY(b)	763
41	State Street Corp.	4,091
54	SunTrust Banks, Inc.	3,607
6	SVB Financial Group(b)	1,798
87	Synchrony Financial	2,886
27	T. Rowe Price Group, Inc.	3,073
32	TD Ameritrade Holding Corp.	1,859
12	Torchmark Corp.	1,041
31	Travelers Cos., Inc. (The)	4,080
186	U.S. Bancorp	9,384
25	Unum Group	1,210
21	Voya Financial, Inc.	1,099
11	W.R. Berkley Corp.	820
522	Wells Fargo & Co.	27,123
14	Willis Towers Watson PLC	2,079
29	XL Group Ltd. (Bermuda)	1,612
23	Zions Bancorporation	1,259

		383,552

	Health Care—13.8%
194	Abbott Laboratories	11,277
178	AbbVie, Inc.	17,186
36	Aetna, Inc.	6,446
36	Agilent Technologies, Inc.	2,367
25	Alexion Pharmaceuticals, Inc.(b)	2,941
9	Align Technology, Inc.(b)	2,249
17	Alkermes PLC(b)	753
37	Allergan PLC	5,685

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco PureBetaSM MSCI USA ETF (PBUS) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
10	Alnylam Pharmaceuticals, Inc.(b)	$945
18	AmerisourceBergen Corp.	1,630
75	Amgen, Inc.	13,086
29	Anthem, Inc.	6,844
55	Baxter International, Inc.	3,822
30	Becton, Dickinson and Co.	6,956
24	Biogen, Inc.(b)	6,566
20	BioMarin Pharmaceutical, Inc.(b)	1,670
152	Boston Scientific Corp.(b)	4,365
183	Bristol-Myers Squibb Co.	9,540
35	Cardinal Health, Inc.	2,246
88	Celgene Corp.(b)	7,665
19	Centene Corp.(b)	2,063
33	Cerner Corp.(b)	1,922
28	Cigna Corp.	4,811
6	Cooper Cos., Inc. (The)	1,372
114	CVS Health Corp.	7,961
70	Danaher Corp.	7,022
17	DaVita, Inc.(b)	1,067
26	DENTSPLY Sirona, Inc.	1,309
24	Edwards Lifesciences Corp.(b)	3,057
111	Eli Lilly & Co.	8,999
13	Envision Healthcare Corp.(b)	483
63	Express Scripts Holding Co.(b)	4,769
146	Gilead Sciences, Inc.	10,546
32	HCA Healthcare, Inc.	3,064
18	Henry Schein, Inc.(b)	1,368
31	Hologic, Inc.(b)	1,202
16	Humana, Inc.	4,707
10	IDEXX Laboratories, Inc.(b)	1,945
16	Illumina, Inc.(b)	3,855
20	Incyte Corp.(b)	1,239
13	Intuitive Surgical, Inc.(b)	5,730
15	Iqvia Holdings, Inc.(b)	1,436
7	Jazz Pharmaceuticals PLC(b)	1,064
300	Johnson & Johnson	37,947
11	Laboratory Corp. of America Holdings(b)	1,878
23	McKesson Corp.	3,593
151	Medtronic PLC	12,100
305	Merck & Co., Inc.	17,955
3	Mettler-Toledo International, Inc.(b)	1,680
51	Mylan NV(b)	1,977
14	Perrigo Co. PLC	1,094
666	Pfizer, Inc.	24,382
15	Quest Diagnostics, Inc.	1,518
9	Regeneron Pharmaceuticals, Inc.(b)	2,733
16	ResMed, Inc.	1,514
11	Seattle Genetics, Inc.(b)	563
38	Stryker Corp.	6,438
5	Teleflex, Inc.	1,339
4	TESARO, Inc.(b)	204
45	Thermo Fisher Scientific, Inc.	9,466
5	United Therapeutics Corp.(b)	551
108	UnitedHealth Group, Inc.	25,531
10	Universal Health Services, Inc., Class B	1,142
10	Varian Medical Systems, Inc.(b)	1,156

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
13	Veeva Systems, Inc., Class A(b)	$912
28	Vertex Pharmaceuticals, Inc.(b)	4,288
9	Waters Corp.(b)	1,696
23	Zimmer Biomet Holdings, Inc.	2,649
54	Zoetis, Inc.	4,508

		364,044

	Industrials—9.7%
67	3M Co.	13,024
16	A.O. Smith Corp.	982
5	Acuity Brands, Inc.	599
7	AGCO Corp.	439
11	Allegion PLC	849
1	AMERCO	338
14	American Airlines Group, Inc.	601
26	AMETEK, Inc.	1,815
49	Arconic, Inc.	873
63	Boeing Co. (The)	21,014
16	C.H. Robinson Worldwide, Inc.	1,472
66	Caterpillar, Inc.	9,528
10	Cintas Corp.	1,703
4	CoStar Group, Inc.(b)	1,467
95	CSX Corp.	5,642
18	Cummins, Inc.	2,877
30	Deere & Co.	4,060
20	Delta Air Lines, Inc.	1,044
17	Dover Corp.	1,576
49	Eaton Corp. PLC	3,676
72	Emerson Electric Co.	4,782
13	Equifax, Inc.	1,457
20	Expeditors International of Washington, Inc.	1,277
32	Fastenal Co.	1,600
28	FedEx Corp.	6,922
15	Flowserve Corp.	666
16	Fluor Corp.	943
35	Fortive Corp.	2,461
17	Fortune Brands Home & Security, Inc.	930
28	General Dynamics Corp.	5,637
971	General Electric Co.	13,662
13	Harris Corp.	2,033
20	HD Supply Holdings, Inc.(b)	774
81	Honeywell International, Inc.	11,719
5	Huntington Ingalls Industries, Inc.	1,216
9	IDEX Corp.	1,203
45	IHS Markit Ltd.(b)	2,211
34	Illinois Tool Works, Inc.	4,829
28	Ingersoll-Rand PLC	2,349
10	J.B. Hunt Transport Services, Inc.	1,174
13	Jacobs Engineering Group, Inc.	755
104	Johnson Controls International PLC	3,522
12	Kansas City Southern	1,280
15	Knight-Swift Transportation Holdings, Inc.	585
9	L3 Technologies, Inc.	1,763
4	Lennox International, Inc.	773
29	Lockheed Martin Corp.	9,304
9	Macquarie Infrastructure Corp.	341
7	ManpowerGroup, Inc.	670

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco PureBetaSM MSCI USA ETF (PBUS) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
36	Masco Corp.	$1,363
6	Middleby Corp. (The)(b)	755
40	Nielsen Holdings PLC	1,258
32	Norfolk Southern Corp.	4,591
18	Northrop Grumman Corp.	5,797
7	Old Dominion Freight Line, Inc.	937
12	Owens Corning	786
39	PACCAR, Inc.	2,483
15	Parker-Hannifin Corp.	2,469
19	Pentair PLC (United Kingdom)	1,278
32	Raytheon Co.	6,558
26	Republic Services, Inc.	1,682
14	Robert Half International, Inc.	850
14	Rockwell Automation, Inc.	2,303
18	Rockwell Collins, Inc.	2,386
11	Rollins, Inc.	534
11	Roper Technologies, Inc.	2,906
19	Sensata Technologies Holding PLC(b)	964
6	Snap-on, Inc.	872
17	Southwest Airlines Co.	898
13	Spirit AeroSystems Holdings, Inc., Class A	1,045
17	Stanley Black & Decker, Inc.	2,407
10	Stericycle, Inc.(b)	587
30	Textron, Inc.	1,864
6	TransDigm Group, Inc.	1,923
20	TransUnion(b)	1,298
88	Union Pacific Corp.	11,759
9	United Continental Holdings, Inc.(b)	608
77	United Parcel Service, Inc., Class B	8,740
9	United Rentals, Inc.(b)	1,350
85	United Technologies Corp.	10,213
17	Verisk Analytics, Inc.(b)	1,810
6	W.W. Grainger, Inc.	1,688
6	WABCO Holdings, Inc.(b)	774
10	Wabtec Corp.	888
30	Waste Connections, Inc.	2,169
48	Waste Management, Inc.	3,902
20	Xylem, Inc.	1,458

		256,570

	Information Technology—25.2%
69	Accenture PLC, Class A	10,433
80	Activision Blizzard, Inc.	5,308
55	Adobe Systems, Inc.(b)	12,188
89	Advanced Micro Devices, Inc.(b)	968
19	Akamai Technologies, Inc.(b)	1,361
6	Alliance Data Systems Corp.	1,218
33	Alphabet, Inc., Class A(b)	33,613
35	Alphabet, Inc., Class C(b)	35,607
34	Amphenol Corp., Class A	2,846
41	Analog Devices, Inc.	3,581
9	ANSYS, Inc.(b)	1,455
574	Apple, Inc.	94,859
120	Applied Materials, Inc.	5,960
5	Arista Networks, Inc.(b)	1,323
10	Arrow Electronics, Inc.(b)	747
22	Autodesk, Inc.(b)	2,770

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
50	Automatic Data Processing, Inc.	$5,904
14	Avnet, Inc.	549
46	Broadcom, Inc.	10,553
13	Broadridge Financial Solutions, Inc.	1,394
35	CA, Inc.	1,218
31	Cadence Design Systems, Inc.(b)	1,242
15	CDK Global, Inc.	979
17	CDW Corp.	1,212
552	Cisco Systems, Inc.	24,448
17	Citrix Systems, Inc.(b)	1,750
20	Cognex Corp.	925
66	Cognizant Technology Solutions Corp., Class A	5,400
21	CommScope Holding Co., Inc.(b)	803
97	Corning, Inc.	2,621
23	Dell Technologies, Inc., Class V(b)	1,651
32	DXC Technology Co.	3,298
111	eBay, Inc.(b)	4,205
34	Electronic Arts, Inc.(b)	4,011
7	F5 Networks, Inc.(b)	1,142
266	Facebook, Inc., Class A(b)	45,752
37	Fidelity National Information Services, Inc.	3,514
49	First Data Corp., Class A(b)	887
46	Fiserv, Inc.(b)	3,260
10	FleetCor Technologies, Inc.(b)	2,073
59	Flex Ltd.(b)	767
15	FLIR Systems, Inc.	803
17	Fortinet, Inc.(b)	941
10	Gartner, Inc.(b)	1,213
18	Global Payments, Inc.	2,035
178	Hewlett Packard Enterprise Co.	3,035
188	HP, Inc.	4,040
9	IAC/InterActiveCorp.(b)	1,459
524	Intel Corp.	27,049
98	International Business Machines Corp.	14,206
27	Intuit, Inc.	4,989
4	IPG Photonics Corp.(b)	852
9	Jack Henry & Associates, Inc.	1,075
42	Juniper Networks, Inc.	1,033
17	KLA-Tencor Corp.	1,730
18	Lam Research Corp.	3,331
16	Leidos Holdings, Inc.	1,028
45	Marvell Technology Group Ltd. (Bermuda)	903
105	Mastercard, Inc., Class A	18,718
32	Maxim Integrated Products, Inc.	1,744
5	MercadoLibre, Inc. (Argentina)	1,698
26	Microchip Technology, Inc.	2,175
129	Micron Technology, Inc.(b)	5,931
820	Microsoft Corp.	76,686
18	Motorola Solutions, Inc.	1,977
30	NetApp, Inc.	1,997
68	NVIDIA Corp.	15,293
350	Oracle Corp.	15,985
10	Palo Alto Networks, Inc.(b)	1,925
36	Paychex, Inc.	2,181
128	PayPal Holdings, Inc.(b)	9,550
14	Qorvo, Inc.(b)	944

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco PureBetaSM MSCI USA ETF (PBUS) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
165	QUALCOMM, Inc.	$8,417
20	Red Hat, Inc.(b)	3,261
23	Sabre Corp.	475
77	salesforce.com, inc.(b)	9,316
33	Seagate Technology PLC	1,910
19	ServiceNow, Inc.(b)	3,157
21	Skyworks Solutions, Inc.	1,822
16	Splunk, Inc.(b)	1,642
30	Square, Inc., Class A(b)	1,420
26	SS&C Technologies Holdings, Inc.	1,291
68	Symantec Corp.	1,890
17	Synopsys, Inc.(b)	1,454
13	Take-Two Interactive Software, Inc.(b)	1,296
39	TE Connectivity Ltd.	3,578
110	Texas Instruments, Inc.	11,157
18	Total System Services, Inc.	1,513
28	Trimble, Inc.(b)	969
69	Twitter, Inc.(b)	2,091
10	VeriSign, Inc.(b)	1,174
203	Visa, Inc., Class A	25,757
8	VMware, Inc., Class A(b)	1,066
33	Western Digital Corp.	2,600
52	Western Union Co. (The)	1,027
15	Workday, Inc., Class A(b)	1,873
33	Worldpay, Inc., Class A(b)	2,680
24	Xerox Corp.	755
28	Xilinx, Inc.	1,799
12	Zillow Group, Inc., Class C(b)	582

		666,293

	Materials—2.9%
24	Air Products & Chemicals, Inc.	3,895
12	Albemarle Corp.	1,164
10	Avery Dennison Corp.	1,048
24	Axalta Coating Systems Ltd.(b)	742
37	Ball Corp.	1,483
15	Celanese Corp., Series A	1,630
26	CF Industries Holdings, Inc.	1,009
20	Chemours Co. (The)	968
15	Crown Holdings, Inc.(b)	748
262	DowDuPont, Inc.	16,569
16	Eastman Chemical Co.	1,633
29	Ecolab, Inc.	4,198
15	FMC Corp.	1,196
153	Freeport-McMoRan, Inc.	2,327
9	International Flavors & Fragrances, Inc.	1,271
44	International Paper Co.	2,269
37	LyondellBasell Industries NV, Class A	3,912
7	Martin Marietta Materials, Inc.	1,363
49	Monsanto Co.	6,143
37	Mosaic Co. (The)	997
59	Newmont Mining Corp.	2,318
36	Nucor Corp.	2,218
11	Packaging Corp. of America	1,273
28	PPG Industries, Inc.	2,965
32	Praxair, Inc.	4,881
20	Sealed Air Corp.	877

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
9	Sherwin-Williams Co. (The)	$3,309
27	Steel Dynamics, Inc.	1,210
15	Vulcan Materials Co.	1,675
8	W.R. Grace & Co.	548
28	WestRock Co.	1,656

		77,495

	Real Estate—2.8%
11	Alexandria Real Estate Equities, Inc. REIT	1,370
48	American Tower Corp. REIT	6,545
15	AvalonBay Communities, Inc. REIT	2,445
17	Boston Properties, Inc. REIT	2,064
34	Brixmor Property Group, Inc. REIT	506
10	Camden Property Trust REIT	854
34	CBRE Group, Inc., Class A(b)	1,541
58	Colony Northstar, Inc., Class A REIT	354
45	Crown Castle International Corp. REIT	4,539
23	Digital Realty Trust, Inc. REIT	2,431
40	Duke Realty Corp. REIT	1,084
9	Equinix, Inc. REIT	3,787
41	Equity Residential REIT	2,530
7	Essex Property Trust, Inc. REIT	1,678
14	Extra Space Storage, Inc. REIT	1,254
8	Federal Realty Investment Trust REIT	927
64	GGP, Inc. REIT	1,279
52	HCP, Inc. REIT	1,215
82	Host Hotels & Resorts, Inc. REIT	1,604
35	Invitation Homes, Inc. REIT	810
28	Iron Mountain, Inc. REIT	950
5	Jones Lang LaSalle, Inc.	848
47	Kimco Realty Corp. REIT	682
16	Liberty Property Trust REIT	669
13	Macerich Co. (The) REIT	749
13	Mid-America Apartment Communities, Inc. REIT	1,189
17	National Retail Properties, Inc. REIT	647
59	Prologis, Inc. REIT	3,830
18	Public Storage REIT	3,632
30	Realty Income Corp. REIT	1,515
17	Regency Centers Corp. REIT	1,000
13	SBA Communications Corp. REIT(b)	2,083
35	Simon Property Group, Inc. REIT	5,472
11	SL Green Realty Corp. REIT	1,075
30	UDR, Inc. REIT	1,085
40	Ventas, Inc. REIT	2,057
108	VEREIT, Inc. REIT	734
19	Vornado Realty Trust REIT	1,293
41	Welltower, Inc. REIT	2,191
84	Weyerhaeuser Co. REIT	3,090

		73,608

	Telecommunication Services—1.9%
687	AT&T, Inc.	22,465
109	CenturyLink, Inc.	2,025
89	Sprint Corp.(b)	499
32	T-Mobile US, Inc.(b)	1,936
462	Verizon Communications, Inc.	22,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco PureBetaSM MSCI USA ETF (PBUS) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Telecommunication Services (continued)
20	Zayo Group Holdings, Inc.(b)	$726

		50,451

	Utilities—2.9%
73	AES Corp. (The)	893
25	Alliant Energy Corp.	1,074
27	Ameren Corp.	1,583
55	American Electric Power Co., Inc.	3,849
20	American Water Works Co., Inc.	1,732
12	Atmos Energy Corp.	1,043
46	CenterPoint Energy, Inc.	1,165
31	CMS Energy Corp.	1,463
35	Consolidated Edison, Inc.	2,804
72	Dominion Energy, Inc.	4,792
20	DTE Energy Co.	2,108
78	Duke Energy Corp.	6,252
36	Edison International	2,359
20	Entergy Corp.	1,632
35	Eversource Energy	2,109
108	Exelon Corp.	4,285
49	FirstEnergy Corp.	1,686
53	NextEra Energy, Inc.	8,687
36	NiSource, Inc.	878
22	OGE Energy Corp.	723
57	PG&E Corp.	2,628
12	Pinnacle West Capital Corp.	966
76	PPL Corp.	2,212
56	Public Service Enterprise Group, Inc.	2,920
15	SCANA Corp.	552
27	Sempra Energy	3,019
111	Southern Co. (The)	5,119
19	UGI Corp.	919
45	Vistra Energy Corp.(b)	1,028
35	WEC Energy Group, Inc.	2,250
16	Westar Energy, Inc.	867
57	Xcel Energy, Inc.	2,670

		76,267

	Total Investments in Securities (Cost $2,505,767)—100.0%	2,646,543
	Other assets less liabilities—0.0%	848

	Net Assets—100.0%	$2,647,391

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)

April 30, 2018

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2018
Financials	16.6
Information Technology	16.1
Industrials	14.4
Health Care	13.4
Consumer Discretionary	12.3
Real Estate	9.9
Materials	5.7
Energy	4.6
Consumer Staples	3.3
Utilities	3.3
Telecommunication Services	0.4
Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Consumer Discretionary—12.3%
19	1-800-Flowers.com, Inc., Class A(b)	$241
49	Aaron’s, Inc.	2,047
52	Abercrombie & Fitch Co., Class A	1,332
31	Acushnet Holdings Corp.	749
72	Adient PLC	4,413
46	Adtalem Global Education, Inc.(b)	2,190
40	AMC Entertainment Holdings, Inc., Class A	698
42	AMC Networks, Inc., Class A(b)	2,184
83	American Axle & Manufacturing Holdings, Inc.(b)	1,273
134	American Eagle Outfitters, Inc.	2,771
43	American Outdoor Brands Corp.(b)	473
12	American Public Education, Inc.(b)	484
15	Asbury Automotive Group, Inc.(b)	1,006
111	Ascena Retail Group, Inc.(b)	246
14	At Home Group, Inc.(b)	493
26	Barnes & Noble Education, Inc.(b)	187
44	Barnes & Noble, Inc.	244
54	Bbx Capital Corp., Class A	539
24	Beazer Homes USA, Inc.(b)	352
111	Bed Bath & Beyond, Inc.	1,938
66	Belmond Ltd., Class A (United Kingdom)(b)	706
34	Big Lots, Inc.	1,443
1	Biglari Holdings, Inc.(b)	342
14	BJ’s Restaurants, Inc.	782
76	Bloomin’ Brands, Inc.	1,798
14	Bojangles’, Inc.(b)	206
65	Boyd Gaming Corp.	2,159
44	Bright Horizons Family Solutions, Inc.(b)	4,175
37	Brinker International, Inc.	1,613

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
68	Brunswick Corp.	$4,072
22	Buckle, Inc. (The)	507
54	Burlington Stores, Inc.(b)	7,336
3	Cable One, Inc.	1,905
107	Caesars Entertainment Corp.(b)	1,214
33	Caleres, Inc.	1,080
71	Callaway Golf Co.	1,225
23	Camping World Holdings, Inc., Class A	658
9	Capella Education Co.	826
50	Career Education Corp.(b)	648
11	Carriage Services, Inc.	286
26	Carrols Restaurant Group, Inc.(b)	268
37	Carter’s, Inc.	3,712
18	Cato Corp. (The), Class A	292
7	Cavco Industries, Inc.(b)	1,192
14	Century Communities, Inc.(b)	430
35	Cheesecake Factory, Inc. (The)	1,818
77	Chegg, Inc.(b)	1,787
98	Chico’s FAS, Inc.	973
14	Children’s Place, Inc. (The)	1,786
30	Choice Hotels International, Inc.	2,401
10	Churchill Downs, Inc.	2,746
13	Chuy’s Holdings, Inc.(b)	372
83	Cinemark Holdings, Inc.	3,251
11	Citi Trends, Inc.	337
23	Clear Channel Outdoor Holdings, Inc., Class A	110
23	Columbia Sportswear Co.	1,909
15	Conn’s, Inc.(b)	382
40	Cooper Tire & Rubber Co.	978

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
14	Cooper-Standard Holdings, Inc.(b)	$1,733
35	Core-Mark Holding Co., Inc.	721
15	Cracker Barrel Old Country Store, Inc.	2,469
56	Crocs, Inc.(b)	885
116	Dana, Inc.	2,753
32	Dave & Buster’s Entertainment, Inc.(b)	1,360
25	Deckers Outdoor Corp.(b)	2,331
26	Del Taco Restaurants, Inc.(b)	290
71	Delphi Technologies PLC	3,437
53	Denny’s Corp.(b)	928
66	Dick’s Sporting Goods, Inc.	2,184
13	Dillard’s, Inc., Class A	969
13	Dine Brands Global, Inc.	1,031
24	Dorman Products, Inc.(b)	1,542
50	DSW, Inc., Class A	1,115
14	Duluth Holdings, Inc., Class B(b)	243
71	Dunkin’ Brands Group, Inc.	4,328
40	E.W. Scripps Co. (The), Class A	445
18	El Pollo Loco Holdings, Inc.(b)	180
41	Eldorado Resorts, Inc.(b)	1,661
14	Emerald Expositions Events, Inc.	270
111	Entercom Communications Corp., Class A	1,127
50	Entravision Communications Corp., Class A	233
20	Ethan Allen Interiors, Inc.	441
60	Express, Inc.(b)	470
154	Extended Stay America, Inc.	3,015
20	Fiesta Restaurant Group, Inc.(b)	420
31	Finish Line, Inc. (The), Class A	421
44	Five Below, Inc.(b)	3,107
26	Floor & Decor Holdings, Inc., Class A(b)	1,445
96	Foot Locker, Inc.	4,136
33	Fossil Group, Inc.(b)	493
27	Fox Factory Holding Corp.(b)	898
14	FTD Cos., Inc.(b)	90
77	GameStop Corp., Class A	1,051
82	Gannett Co., Inc.	793
73	GCI Liberty, Inc.(b)	3,256
15	Genesco, Inc.(b)	641
220	Gentex Corp.	5,003
28	Gentherm, Inc.(b)	946
33	G-III Apparel Group Ltd.(b)	1,204
52	GNC Holdings, Inc., Class A(b)	185
18	Golden Entertainment, Inc.(b)	482
77	GoPro, Inc., Class A(b)	390
4	Graham Holdings Co., Class B	2,412
36	Grand Canyon Education, Inc.(b)	3,744
68	Gray Television, Inc.(b)	768
11	Green Brick Partners, Inc.(b)	111
16	Group 1 Automotive, Inc.	1,046
320	Groupon, Inc., Class A(b)	1,485
47	Guess?, Inc.	1,095
15	Habit Restaurants, Inc. (The), Class A(b)	152
8	Hamilton Beach Brands Holding Co., Class A	178
14	Haverty Furniture Cos., Inc.	254
21	Helen of Troy Ltd.(b)	1,872
13	Hemisphere Media Group, Inc., Class A(b)	142

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
16	Hibbett Sports, Inc.(b)	$435
77	Hilton Grand Vacations, Inc.(b)	3,311
8	Hooker Furniture Corp.	302
79	Houghton Mifflin Harcourt Co.(b)	537
90	Hovnanian Enterprises, Inc., Class A(b)	181
35	Iconix Brand Group, Inc.(b)	28
86	ILG, Inc.	2,935
45	IMAX Corp.(b)	1,044
17	Installed Building Products, Inc.(b)	981
19	International Speedway Corp., Class A	781
21	iRobot Corp.(b)	1,226
236	J.C. Penney Co., Inc.(b)	687
23	Jack in the Box, Inc.	2,063
35	John Wiley & Sons, Inc., Class A	2,308
26	K12, Inc.(b)	398
63	KB Home	1,673
62	La Quinta Holdings, Inc.(b)	1,211
10	Lands’ End, Inc.(b)	194
37	Laureate Education, Inc., Class A(b)	522
37	La-Z-Boy, Inc.	1,066
19	LCI Industries	1,811
14	LGI Homes, Inc.(b)	969
42	Liberty Expedia Holdings, Inc., Class A(b)	1,714
36	Liberty Latin America Ltd., Class A (Bermuda)(b)	662
92	Liberty Latin America Ltd., Class C (Bermuda)(b)	1,662
8	Liberty Media Corp.-Liberty Braves, Class A(b)	176
26	Liberty Media Corp.-Liberty Braves, Class C(b)	573
55	Liberty TripAdvisor Holdings, Inc., Series A(b)	506
17	Lindblad Expeditions Holdings, Inc.(b)	186
40	Lions Gate Entertainment Corp., Class A	996
82	Lions Gate Entertainment Corp., Class B	1,888
19	Lithia Motors, Inc., Class A	1,821
10	Loral Space & Communications, Inc.(b)	389
22	Lumber Liquidators Holdings, Inc.(b)	530
26	M/I Homes, Inc.(b)	792
15	Madison Square Garden Co. (The), Class A(b)	3,645
14	Marcus Corp. (The)	417
20	MarineMax, Inc.(b)	432
18	Marriott Vacations Worldwide Corp.	2,207
31	MDC Holdings, Inc.	899
43	MDC Partners, Inc., Class A(b)	325
30	Meredith Corp.	1,554
29	Meritage Homes Corp.(b)	1,291
93	Michaels Cos., Inc. (The)(b)	1,732
38	Modine Manufacturing Co.(b)	654
9	Monarch Casino & Resort, Inc.(b)	384
25	Monro, Inc.	1,399
14	Motorcar Parts of America, Inc.(b)	267
12	Movado Group, Inc.	473
47	MSG Networks, Inc., Class A(b)	964
27	Murphy USA, Inc.(b)	1,689
60	National CineMedia, Inc.	343
23	Nautilus, Inc.(b)	335
41	New Media Investment Group, Inc.	680
103	New York Times Co. (The), Class A	2,415
34	Nexstar Media Group, Inc., Class A	2,117

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
23	Nutrisystem, Inc.	$667
393	Office Depot, Inc.	900
39	Ollie’s Bargain Outlet Holdings, Inc.(b)	2,426
12	Overstock.com, Inc.(b)	457
12	Oxford Industries, Inc.	924
21	Papa John’s International, Inc.	1,302
34	Party City Holdco, Inc.(b)	536
66	Penn National Gaming, Inc.(b)	2,000
30	Penske Automotive Group, Inc.	1,353
16	PetMed Express, Inc.	535
18	PICO Holdings, Inc.	217
58	Pier 1 Imports, Inc.	129
41	Pinnacle Entertainment, Inc.(b)	1,317
69	Planet Fitness, Inc., Class A(b)	2,780
47	Playa Hotels & Resorts NV(b)	484
32	Pool Corp.	4,442
18	Potbelly Corp.(b)	215
10	Red Robin Gourmet Burgers, Inc.(b)	624
57	Red Rock Resorts, Inc., Class A	1,721
26	Regis Corp.(b)	406
40	Rent-A-Center, Inc.	404
15	RH(b)	1,432
22	Ruth’s Hospitality Group, Inc.	591
104	Sally Beauty Holdings, Inc.(b)	1,798
23	Scholastic Corp.	952
41	Scientific Games Corp., Class A(b)	2,185
20	Sears Holdings Corp.(b)	60
52	SeaWorld Entertainment, Inc.(b)	785
148	Service Corp. International	5,403
107	ServiceMaster Global Holdings, Inc.(b)	5,414
16	Shake Shack, Inc., Class A(b)	762
9	Shoe Carnival, Inc.	219
23	Shutterfly, Inc.(b)	1,861
44	Signet Jewelers Ltd.	1,711
59	Sinclair Broadcast Group, Inc., Class A	1,673
56	Six Flags Entertainment Corp.	3,541
107	Skechers U.S.A., Inc., Class A(b)	3,050
32	Sleep Number Corp.(b)	907
20	Sonic Automotive, Inc., Class A	396
32	Sonic Corp.	829
28	Sotheby’s(b)	1,478
9	Speedway Motorsports, Inc.	159
16	Standard Motor Products, Inc.	726
41	Steven Madden Ltd.	1,978
20	Stoneridge, Inc.(b)	527
8	Strayer Education, Inc.	841
14	Sturm Ruger & Co., Inc.	774
17	Superior Industries International, Inc.	224
33	Tailored Brands, Inc.	1,041
90	Taylor Morrison Home Corp., Class A(b)	2,138
155	TEGNA, Inc.	1,638
35	Tempur Sealy International, Inc.(b)	1,566
41	Tenneco, Inc.	1,832
52	Texas Roadhouse, Inc.	3,332
41	Thor Industries, Inc.	4,352
26	Tile Shop Holdings, Inc.	178

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
28	TopBuild Corp.(b)	$2,232
16	Tower International, Inc.	472
121	TRI Pointe Group, Inc.(b)	2,070
70	Tribune Media Co., Class A	2,645
11	tronc, Inc.(b)	202
39	Tupperware Brands Corp.	1,738
12	Unifi, Inc.(b)	355
11	Universal Electronics, Inc.(b)	509
62	Urban Outfitters, Inc.(b)	2,497
15	Vera Bradley, Inc.(b)	171
43	Vista Outdoor, Inc.(b)	720
26	Visteon Corp.(b)	3,235
33	Wayfair, Inc., Class A(b)	2,056
22	Weight Watchers International, Inc.(b)	1,541
150	Wendy’s Co. (The)	2,511
21	Wideopenwest, Inc.(b)	133
21	William Lyon Homes, Class A(b)	564
63	Williams-Sonoma, Inc.	3,011
22	Wingstop, Inc.	1,075
2	Winmark Corp.	261
23	Winnebago Industries, Inc.	872
74	Wolverine World Wide, Inc.	2,217
28	World Wrestling Entertainment, Inc., Class A	1,114
14	Zumiez, Inc.(b)	328

		329,467

	Consumer Staples—3.3%
21	Andersons, Inc. (The)	686
335	Avon Products, Inc. (United Kingdom)(b)	847
51	B&G Foods, Inc.	1,160
7	Boston Beer Co., Inc. (The), Class A(b)	1,569
12	Calavo Growers, Inc.	1,124
23	Cal-Maine Foods, Inc.(b)	1,120
30	Casey’s General Stores, Inc.	2,898
8	Central Garden & Pet Co.(b)	300
27	Central Garden & Pet Co., Class A(b)	958
16	Chefs’ Warehouse, Inc. (The)(b)	388
4	Coca-Cola Bottling Co. Consolidated	674
134	Darling Ingredients, Inc.(b)	2,297
69	Dean Foods Co.	594
42	Edgewell Personal Care Co.(b)	1,850
17	elf Beauty, Inc.(b)	309
47	Energizer Holdings, Inc.	2,696
8	Farmer Brothers Co.(b)	227
151	Flowers Foods, Inc.	3,414
25	Fresh Del Monte Produce, Inc.	1,229
16	Freshpet, Inc.(b)	317
79	Hain Celestial Group, Inc. (The)(b)	2,301
48	Herbalife Nutrition Ltd.(b)	5,075
83	Hostess Brands, Inc.(b)	1,166
91	HRG Group, Inc.(b)	1,023
9	Ingles Markets, Inc., Class A	308
13	Inter Parfums, Inc.	666
12	J & J Snack Foods Corp.	1,649
6	John B. Sanfilippo & Son, Inc.	341
112	Lamb Weston Holdings, Inc.	7,316
15	Lancaster Colony Corp.	1,884

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples (continued)
19	Landec Corp.(b)	$253
7	Medifast, Inc.	703
9	MGP Ingredients, Inc.	862
9	National Beverage Corp.	795
41	Nu Skin Enterprises, Inc., Class A	2,917
82	Performance Food Group Co.(b)	2,661
95	Pinnacle Foods, Inc.	5,738
51	Post Holdings, Inc.(b)	4,058
17	PriceSmart, Inc.	1,489
10	Revlon, Inc., Class A(b)	228
811	Rite Aid Corp.(b)	1,354
16	Sanderson Farms, Inc.	1,779
5	Seneca Foods Corp., Class A(b)	138
49	Simply Good Foods Co. (The)(b)	635
22	Smart & Final Stores, Inc.(b)	112
29	SpartanNash Co.	527
99	Sprouts Farmers Market, Inc.(b)	2,478
29	Supervalu, Inc.(b)	508
15	Tootsie Roll Industries, Inc.	428
44	TreeHouse Foods, Inc.(b)	1,694
39	United Natural Foods, Inc.(b)	1,756
19	Universal Corp.	894
170	US Foods Holding Corp.(b)	5,811
9	USANA Health Sciences, Inc.(b)	950
77	Vector Group Ltd.	1,501
6	Village Super Market, Inc., Class A	163
11	WD-40 Co.	1,451
8	Weis Markets, Inc.	368

		88,637

	Energy—4.6%
57	Antero Midstream GP LP	982
17	Arch Coal, Inc., Class A	1,374
48	Archrock, Inc.	518
14	Basic Energy Services, Inc.(b)	227
13	Bonanza Creek Energy, Inc.(b)	394
49	C&j Energy Services, Inc.(b)	1,463
29	California Resources Corp.(b)	738
164	Callon Petroleum Co.(b)	2,281
62	Carrizo Oil & Gas, Inc.(b)	1,244
105	Centennial Resource Development, Inc., Class A(b)	1,942
740	Chesapeake Energy Corp.(b)	2,198
97	Clean Energy Fuels Corp.(b)	156
140	CNX Resources Corp.(b)	2,080
17	Consol Energy, Inc.(b)	535
35	Core Laboratories NV	4,286
13	CVR Energy, Inc.	448
62	Delek US Holdings, Inc.	2,937
303	Denbury Resources, Inc.(b)	997
52	Diamond Offshore Drilling, Inc.(b)	956
29	Dril-Quip, Inc.(b)	1,202
70	Eclipse Resources Corp.(b)	93
54	Enbridge Energy Management LLC(b)	528
77	Energen Corp.(b)	5,039
48	EnLink Midstream LLC	713
354	Ensco PLC, Class A	2,000
24	Exterran Corp.(b)	703

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy (continued)
78	Extraction Oil & Gas, Inc.(b)	$1,101
119	Fairmount Santrol Holdings, Inc.(b)	654
59	Forum Energy Technologies, Inc.(b)	743
42	Frank’s International NV	294
31	Gener8 Maritime, Inc.(b)	179
304	Gran Tierra Energy, Inc. (Colombia)(b)	1,006
29	Green Plains, Inc.	539
125	Gulfport Energy Corp.(b)	1,162
132	Halcon Resources Corp.(b)	709
106	Helix Energy Solutions Group, Inc.(b)	818
82	Highpoint Resources Corp.(b)	567
11	International Seaways Inc.(b)	221
58	Jagged Peak Energy, Inc.(b)	831
41	Keane Group, Inc.(b)	638
176	Kosmos Energy Ltd. (Ghana)(b)	1,239
120	Laredo Petroleum, Inc.(b)	1,320
6	Mammoth Energy Services, Inc.(b)	195
80	Matador Resources Co.(b)	2,619
20	Matrix Service Co.(b)	308
215	McDermott International, Inc.(b)	1,419
9	Midstates Petroleum Co., Inc.(b)	126
127	Murphy Oil Corp.	3,824
246	Nabors Industries Ltd.	1,872
10	Natural Gas Services Group, Inc.(b)	241
8	Ncs Multistage Holdings, Inc.(b)	146
67	Newpark Resources, Inc.(b)	703
186	Noble Corp. PLC(b)	869
217	Oasis Petroleum, Inc.(b)	2,394
75	Oceaneering International, Inc.	1,593
44	Oil States International, Inc.(b)	1,582
17	Par Pacific Holdings, Inc.(b)	287
173	Patterson-UTI Energy, Inc.	3,706
89	PBF Energy, Inc., Class A	3,411
43	PDC Energy, Inc.(b)	2,302
73	Peabody Energy Corp.	2,690
39	Propetro Holding Corp.(b)	714
195	QEP Resources, Inc.(b)	2,375
26	Renewable Energy Group, Inc.(b)	335
14	Resolute Energy Corp.(b)	467
5	REX American Resources Corp.(b)	374
10	RigNet, Inc.(b)	151
49	Ring Energy, Inc.(b)	819
91	Rowan Cos. PLC, Class A(b)	1,314
50	RPC, Inc.	901
95	RSP Permian, Inc.(b)	4,713
56	Sanchez Energy Corp.(b)	172
24	Sandridge Energy, Inc.(b)	349
13	SEACOR Holdings, Inc.(b)	713
21	Select Energy Services, Inc., Class A(b)	316
50	SemGroup Corp., Class A	1,258
76	SM Energy Co.	1,820
418	Southwestern Energy Co.(b)	1,714
194	SRC Energy, Inc.(b)	2,142
16	Stone Energy Corp.(b)	570
116	Superior Energy Services, Inc.(b)	1,245
40	Tallgrass Energy GP LP, Class A	818

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Energy (continued)
46	Tellurian, Inc.(b)	$438
88	TETRA Technologies, Inc.(b)	346
341	Transocean Ltd.(b)	4,218
153	Ultra Petroleum Corp.(b)	370
40	Unit Corp.(b)	907
62	US Silica Holdings, Inc.	1,867
769	Weatherford International PLC(b)	2,269
74	Whiting Petroleum Corp.(b)	3,021
18	Wildhorse Resource Development Corp.(b)	471
53	World Fuel Services Corp.	1,138
317	WPX Energy, Inc.(b)	5,418

		122,085

	Financials—16.6%
14	1st Source Corp.	728
11	Access National Corp.	306
21	AG Mortgage Investment Trust, Inc. REIT	371
9	Allegiance Bancshares, Inc.(b)	364
34	Ambac Financial Group, Inc.(b)	579
69	American Equity Investment Life Holding Co.	2,084
11	American National Insurance Co.	1,327
28	Ameris Bancorp	1,448
15	AMERISAFE, Inc.	890
76	AmTrust Financial Services, Inc.	980
73	Anworth Mortgage Asset Corp. REIT	345
90	Apollo Commercial Real Estate Finance, Inc. REIT	1,622
37	Arbor Realty Trust, Inc. REIT	324
26	Argo Group International Holdings Ltd.	1,520
18	Arlington Asset Investment Corp., Class A	206
32	ARMOUR Residential REIT, Inc. REIT	724
9	Arrow Financial Corp.	319
36	Artisan Partners Asset Management, Inc., Class A	1,157
46	Aspen Insurance Holdings Ltd. (Bermuda)	1,953
132	Associated Banc-Corp.	3,491
4	Associated Capital Group, Inc., Class A	145
93	Assured Guaranty Ltd.	3,375
19	Atlantic Capital Bancshares, Inc.(b)	367
7	Baldwin & Lyons, Inc., Class B	163
32	Banc of California, Inc.	614
13	BancFirst Corp.	743
42	Bancorp, Inc. (The)(b)	435
63	BancorpSouth Bank	2,082
33	Bank of Hawaii Corp.	2,779
97	Bank of The Ozarks	4,540
82	BankUnited, Inc.	3,248
24	Banner Corp.	1,378
12	Bar Harbor Bankshares	351
52	Beneficial Bancorp, Inc.	824
33	Berkshire Hills Bancorp, Inc.	1,252
177	BGC Partners, Inc., Class A	2,365
80	Blackstone Mortgage Trust, Inc., Class A REIT	2,468
18	Blue Hills Bancorp, Inc.	366
46	BofI Holding, Inc.(b)	1,853
15	BOK Financial Corp.	1,510
64	Boston Private Financial Holdings, Inc.	1,027
12	Bridge Bancorp, Inc.	395
61	BrightSphere Investment Group PLC	925

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
58	Brookline Bancorp, Inc.	$963
188	Brown & Brown, Inc.	5,119
15	Bryn Mawr Bank Corp.	669
12	Camden National Corp.	532
52	Cannae Holdings, Inc.(b)	1,074
100	Capitol Federal Financial, Inc.	1,247
73	Capstead Mortgage Corp. REIT	642
15	Carolina Financial Corp.	588
62	Cathay General Bancorp	2,481
55	CenterState Bank Corp.	1,594
23	Central Pacific Financial Corp.	669
57	Chemical Financial Corp.	3,129
129	Chimera Investment Corp. REIT	2,256
35	Citizens, Inc.(b)	272
12	City Holding Co.	859
131	CNO Financial Group, Inc.	2,809
28	CoBiz Financial, Inc.	564
16	Cohen & Steers, Inc.	642
56	Columbia Banking System, Inc.	2,252
78	Commerce Bancshares, Inc.	4,955
39	Community Bank System, Inc.	2,194
12	Community Trust Bancorp, Inc.	576
23	ConnectOne Bancorp, Inc.	607
19	Cowen, Inc., Class A(b)	295
13	Crawford & Co., Class A	100
5	Credit Acceptance Corp.(b)	1,654
47	Cullen/Frost Bankers, Inc.	5,379
22	Customers Bancorp, Inc.(b)	634
80	CVB Financial Corp.	1,772
115	CYS Investments, Inc. REIT	825
3	Diamond Hill Investment Group, Inc.	586
24	Dime Community Bancshares, Inc.	474
9	Donegal Group, Inc., Class A	125
25	Donnelley Financial Solutions, Inc.(b)	460
35	Dynex Capital, Inc. REIT	230
25	Eagle Bancorp, Inc.(b)	1,468
7	EMC Insurance Group, Inc.	182
25	Employers Holdings, Inc.	1,023
19	Encore Capital Group, Inc.(b)	847
20	Enova International, Inc.(b)	586
9	Enstar Group Ltd. (Bermuda)(b)	1,891
18	Enterprise Financial Services Corp.	915
20	Erie Indemnity Co., Class A	2,335
64	Essent Group Ltd.(b)	2,109
32	Evercore, Inc., Class A	3,240
39	EZCORP, Inc., Class A(b)	534
259	F.N.B. Corp.	3,367
31	FactSet Research Systems, Inc.	5,862
5	FB Financial Corp.	199
9	FBL Financial Group, Inc., Class A	700
35	FCB Financial Holdings, Inc., Class A(b)	2,023
7	Federal Agricultural Mortgage Corp., Class C	599
70	Federated Investors, Inc., Class B	1,853
17	Fidelity Southern Corp.	386
48	Financial Engines, Inc.	2,143
10	Financial Institutions, Inc.	311

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
87	First American Financial Corp.	$4,447
147	First BanCorp/Puerto Rico(b)	1,061
20	First Bancorp/Southern Pines NC	763
33	First Busey Corp.	978
6	First Citizens BancShares, Inc., Class A	2,594
74	First Commonwealth Financial Corp.	1,120
11	First Community Bancshares, Inc.	341
8	First Defiance Financial Corp.	477
80	First Financial Bancorp	2,476
43	First Financial Bankshares, Inc.	2,131
7	First Financial Corp.	299
32	First Foundation, Inc.(b)	573
42	First Hawaiian, Inc.	1,157
239	First Horizon National Corp.	4,374
20	First Interstate BancSystem, Inc., Class A	810
38	First Merchants Corp.	1,637
6	First Mid-Illinois Bancshares, Inc.	221
88	First Midwest Bancorp, Inc.	2,139
16	First of Long Island Corp. (The)	424
37	Firstcash, Inc.	3,208
17	Flagstar Bancorp, Inc.(b)	587
21	Flushing Financial Corp.	544
9	Franklin Financial Network, Inc.(b)	303
140	Fulton Financial Corp.	2,366
3	GAMCO Investors, Inc., Class A	77
379	Genworth Financial, Inc., Class A(b)	1,046
17	German American Bancorp, Inc.	574
62	Glacier Bancorp, Inc.	2,296
7	Global Indemnity Ltd., Class A (Cayman Islands)	286
33	Granite Point Mortgage Trust, Inc. REIT	549
8	Great Southern Bancorp, Inc.	423
45	Great Western Bancorp, Inc.	1,851
17	Green Bancorp, Inc.(b)	383
31	Green Dot Corp., Class A(b)	1,885
19	Greenhill & Co., Inc.	386
22	Greenlight Capital Re Ltd., Class A(b)	341
18	Guaranty Bancorp	513
68	Hancock Holding Co.	3,322
25	Hanmi Financial Corp.	690
39	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	757
33	Hanover Insurance Group, Inc. (The)	3,790
11	HarborOne Bancorp, Inc.(b)	194
6	HCI Group, Inc.	251
21	Heartland Financial USA, Inc.	1,127
27	Heritage Commerce Corp.	445
26	Heritage Financial Corp.	772
20	Heritage Insurance Holdings, Inc.	314
60	Hilltop Holdings, Inc.	1,345
124	Home BancShares, Inc.	2,882
21	HomeStreet, Inc.(b)	536
14	HomeTrust Bancshares, Inc.(b)	365
98	Hope Bancorp, Inc.	1,694
31	Horace Mann Educators Corp.	1,386
18	Horizon Bancorp	518
20	Houlihan Lokey, Inc., Class A	890

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
44	IBERIABANK Corp.	$3,298
21	Independent Bank Corp./MA	1,518
16	Independent Bank Corp./MI	382
12	Independent Bank Group, Inc.	857
9	Infinity Property & Casualty Corp.	1,188
54	Interactive Brokers Group, Inc., Class A	4,007
43	International Bancshares Corp.	1,711
12	INTL FCStone, Inc.(b)	538
85	Invesco Mortgage Capital, Inc. REIT(c)	1,380
24	Investment Technology Group, Inc.	485
201	Investors Bancorp, Inc.	2,687
22	James River Group Holdings Ltd.	799
149	Janus Henderson Group PLC (United Kingdom)	4,707
84	Kearny Financial Corp.	1,180
32	Kemper Corp.	2,160
14	Kinsale Capital Group, Inc.	722
10	KKR Real Estate Finance Trust, Inc.	197
65	Ladder Capital Corp., Class A REIT	904
82	Ladenburg Thalmann Financial Services, Inc.	272
34	Lakeland Bancorp, Inc.	663
18	Lakeland Financial Corp.	855
33	LegacyTexas Financial Group, Inc.	1,355
67	Legg Mason, Inc.	2,660
230	LendingClub Corp.(b)	619
6	LendingTree, Inc.(b)	1,430
19	Live Oak Bancshares, Inc.	537
64	LPL Financial Holdings, Inc.	3,876
56	Maiden Holdings Ltd.	428
30	MarketAxess Holdings, Inc.	5,959
61	MB Financial, Inc.	2,600
93	MBIA, Inc.(b)	792
12	Mercantile Bank Corp.	424
21	Mercury General Corp.	960
39	Meridian Bancorp, Inc.	737
7	Meta Financial Group, Inc.	778
319	MFA Financial, Inc. REIT	2,399
294	MGIC Investment Corp.(b)	2,946
11	Midland States Bancorp, Inc.	347
33	Moelis & Co., Class A	1,775
15	Morningstar, Inc.	1,629
35	MTGE Investment Corp. REIT	635
20	National Bank Holdings Corp., Class A	704
12	National Commerce Corp.(b)	520
40	National General Holdings Corp.	1,031
2	National Western Life Group, Inc., Class A	635
22	Nationstar Mortgage Holdings, Inc.(b)	396
212	Navient Corp.	2,811
18	Navigators Group, Inc. (The)	1,017
33	NBT Bancorp, Inc.	1,206
17	Nelnet, Inc., Class A	898
257	New Residential Investment Corp. REIT	4,492
85	New York Mortgage Trust, Inc. REIT	515
7	Nicolet Bankshares, Inc.(b)	389
41	NMI Holdings, Inc., Class A(b)	568
33	Northfield Bancorp, Inc.	523
74	Northwest Bancshares, Inc.	1,228

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
33	OceanFirst Financial Corp.	$890
76	Ocwen Financial Corp.(b)	309
33	OFG Bancorp	446
103	Old National Bancorp	1,772
200	Old Republic International Corp.	4,080
30	On Deck Capital, Inc.(b)	158
61	OneMain Holdings, Inc.(b)	1,882
24	Opus Bank	677
30	Oritani Financial Corp.	459
32	Pacific Premier Bancorp, Inc.(b)	1,272
102	PacWest Bancorp	5,226
11	Park National Corp.	1,187
11	Peapack-Gladstone Financial Corp.	363
51	PennyMac Mortgage Investment Trust REIT	897
12	Peoples Bancorp, Inc.	430
11	People’s Utah Bancorp	350
25	PHH Corp.(b)	265
57	Pinnacle Financial Partners, Inc.	3,651
11	Piper Jaffray Cos.	771
13	PJT Partners, Inc., Class A	721
81	Popular, Inc.	3,750
35	PRA Group, Inc.(b)	1,246
10	Preferred Bank	637
35	Primerica, Inc.	3,386
41	ProAssurance Corp.	1,939
51	Prosperity Bancshares, Inc.	3,660
48	Provident Financial Services, Inc.	1,254
12	Pzena Investment Management, Inc., Class A	105
10	QCR Holdings, Inc.	453
172	Radian Group, Inc.	2,460
58	Redwood Trust, Inc. REIT	890
40	Renasant Corp.	1,809
8	Republic Bancorp, Inc., Class A	337
35	Republic First Bancorp, Inc.(b)	291
23	Resource Capital Corp. REIT	224
29	RLI Corp.	1,835
27	S&T Bancorp, Inc.	1,152
11	Safety Insurance Group, Inc.	880
27	Sandy Spring Bancorp, Inc.	1,070
28	Seacoast Banking Corp. of Florida(b)	774
45	Selective Insurance Group, Inc.	2,664
34	ServisFirst Bancshares, Inc.	1,427
58	Simmons First National Corp., Class A	1,752
343	SLM Corp.(b)	3,938
31	South State Corp.	2,683
21	Southside Bancshares, Inc.	731
209	Starwood Property Trust, Inc. REIT	4,381
13	State Auto Financial Corp.	406
28	State Bank Financial Corp.	882
165	Sterling Bancorp	3,919
14	Stewart Information Services Corp.	584
55	Stifel Financial Corp.	3,205
16	Stock Yards Bancorp, Inc.	599
13	Sutherland Asset Management Corp. REIT	187
94	Synovus Financial Corp.	4,913
130	TCF Financial Corp.	3,228

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
39	Texas Capital Bancshares, Inc.(b)	$3,847
5	Texas Pacific Land Trust	2,724
43	TFS Financial Corp.	641
72	Third Point Reinsurance Ltd. (Bermuda)(b)	958
11	Tompkins Financial Corp.	855
50	TowneBank	1,495
27	Tpg RE Finance Trust, Inc. REIT	534
16	TriCo Bancshares	598
17	TriState Capital Holdings, Inc.(b)	425
20	Triumph Bancorp, Inc.(b)	777
15	Trupanion, Inc.(b)	394
73	TrustCo Bank Corp. NY	624
52	Trustmark Corp.	1,628
133	Two Harbors Investment Corp. REIT	2,030
33	UMB Financial Corp.	2,527
175	Umpqua Holdings Corp.	4,123
48	Union Bankshares Corp.	1,815
80	United Bankshares, Inc.	2,716
56	United Community Banks, Inc.	1,788
39	United Financial Bancorp, Inc.	645
16	United Fire Group, Inc.	805
19	United Insurance Holdings Corp.	358
25	Universal Insurance Holdings, Inc.	811
27	Univest Corp. of Pennsylvania	776
63	Validus Holdings Ltd.	4,270
246	Valley National Bancorp	3,087
13	Veritex Holdings, Inc.(b)	373
37	Virtu Financial, Inc., Class A	1,332
6	Virtus Investment Partners, Inc.	692
63	Waddell & Reed Financial, Inc., Class A	1,275
23	Walker & Dunlop, Inc.	1,314
68	Washington Federal, Inc.	2,159
12	Washington Trust Bancorp, Inc.	665
19	Waterstone Financial, Inc.	326
71	Webster Financial Corp.	4,274
35	WesBanco, Inc.	1,533
20	Westamerica Bancorporation	1,116
79	Western Alliance Bancorp(b)	4,659
32	Western Asset Mortgage Capital Corp. REIT	318
6	Westwood Holdings Group, Inc.	348
3	White Mountains Insurance Group Ltd.	2,596
45	Wintrust Financial Corp.	4,025
88	WisdomTree Investments, Inc.	930
5	World Acceptance Corp.(b)	513
24	WSFS Financial Corp.	1,202

		443,348

	Health Care—13.4%
18	Abaxis, Inc.	1,198
23	Abeona Therapeutics, Inc.(b)	401
33	ABIOMED, Inc.(b)	9,931
57	Acadia Healthcare Co., Inc.(b)	2,028
75	ACADIA Pharmaceuticals, Inc.(b)	1,186
25	Accelerate Diagnostics, Inc.(b)	555
29	Acceleron Pharma, Inc.(b)	1,012
63	Accuray, Inc.(b)	315
23	Aceto Corp.	58

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
20	Achaogen, Inc.(b)	$286
73	Achillion Pharmaceuticals, Inc.(b)	275
18	Aclaris Therapeutics, Inc.(b)	319
36	Acorda Therapeutics, Inc.(b)	832
24	Aduro Biotech, Inc.(b)	166
26	Aerie Pharmaceuticals, Inc.(b)	1,331
68	Agenus, Inc.(b)	233
39	Agios Pharmaceuticals, Inc.(b)	3,272
29	Aimmune Therapeutics, Inc.(b)	900
13	Akcea Therapeutics, Inc.(b)	339
30	Akebia Therapeutics, Inc.(b)	276
71	Akorn, Inc.(b)	1,025
45	Alder Biopharmaceuticals, Inc.(b)	639
131	Allscripts Healthcare Solutions, Inc.(b)	1,522
27	AMAG Pharmaceuticals, Inc.(b)	555
22	Amedisys, Inc.(b)	1,454
9	American Renal Associates Holdings, Inc.(b)	132
143	Amicus Therapeutics, Inc.(b)	2,023
37	AMN Healthcare Services, Inc.(b)	2,473
28	Amphastar Pharmaceuticals, Inc.(b)	535
10	Analogic Corp.	831
9	Anaptysbio, Inc.(b)	844
27	AngioDynamics, Inc.(b)	523
6	ANI Pharmaceuticals, Inc.(b)	356
11	Anika Therapeutics, Inc.(b)	484
40	Arena Pharmaceuticals, Inc.(b)	1,594
149	Array BioPharma, Inc.(b)	2,020
13	Assembly Biosciences, Inc.(b)	565
23	Atara Biotherapeutics, Inc.(b)	928
31	athenahealth, Inc.(b)	3,797
24	AtriCure, Inc.(b)	534
1	Atrion Corp.	622
22	Audentes Therapeutics, Inc.(b)	822
23	Avexis, Inc.(b)	4,891
22	AxoGen, Inc.(b)	876
24	Axovant Sciences Ltd.(b)	26
19	Bellicum Pharmaceuticals, Inc.(b)	127
73	BioCryst Pharmaceuticals, Inc.(b)	359
14	Biohaven Pharmaceutical Holding Co., Ltd.(b)	408
17	Bio-Rad Laboratories, Inc., Class A(b)	4,313
29	Bio-Techne Corp.	4,376
24	BioTelemetry, Inc.(b)	917
69	BioTime, Inc.(b)	149
39	Bluebird Bio, Inc.(b)	6,636
30	Blueprint Medicines Corp.(b)	2,302
141	Brookdale Senior Living, Inc.(b)	1,021
85	Bruker Corp.	2,510
21	Calithera Biosciences, Inc.(b)	129
25	Cambrex Corp.(b)	1,324
29	Cantel Medical Corp.	3,250
18	Capital Senior Living Corp.(b)	211
20	Cara Therapeutics, Inc.(b)	248
25	Cardiovascular Systems, Inc.(b)	571
49	Castlight Health, Inc., Class B(b)	184
103	Catalent, Inc.(b)	4,234
95	Celldex Therapeutics, Inc.(b)	70

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
100	Cerus Corp.(b)	$520
37	Charles River Laboratories International, Inc.(b)	3,855
13	Chemed Corp.	4,007
11	Civitas Solutions, Inc.(b)	157
37	Clovis Oncology, Inc.(b)	1,605
25	Coherus Biosciences, Inc.(b)	302
15	Collegium Pharmaceutical, Inc.(b)	355
87	Community Health Systems, Inc.(b)	329
9	Computer Programs & Systems, Inc.	269
11	Concert Pharmaceuticals, Inc.(b)	201
19	CONMED Corp.	1,236
64	Corcept Therapeutics, Inc.(b)	1,068
8	CorVel Corp.(b)	392
32	Cotiviti Holdings, Inc.(b)	1,105
28	Cross Country Healthcare, Inc.(b)	352
23	CryoLife, Inc.(b)	516
11	Cutera, Inc.(b)	552
30	Cytokinetics, Inc.(b)	249
15	CytomX Therapeutics, Inc.(b)	394
43	Depomed, Inc.(b)	270
24	Dermira, Inc.(b)	219
69	DexCom, Inc.(b)	5,049
36	Diplomat Pharmacy, Inc.(b)	784
45	Dynavax Technologies Corp.(b)	763
7	Eagle Pharmaceuticals, Inc.(b)	364
19	Editas Medicine, Inc.(b)	597
28	Emergent Biosolutions, Inc.(b)	1,452
11	Enanta Pharmaceuticals, Inc.(b)	1,024
76	Encompass Health Corp.	4,622
152	Endo International PLC(b)	871
60	Endologix, Inc.(b)	259
37	Ensign Group, Inc. (The)	1,031
36	Epizyme, Inc.(b)	463
16	Esperion Therapeutics, Inc.(b)	1,120
45	Evolent Health, Inc., Class A(b)	742
96	Exact Sciences Corp.(b)	4,801
236	Exelixis, Inc.(b)	4,914
54	FibroGen, Inc.(b)	2,454
27	Five Prime Therapeutics, Inc.(b)	452
22	Flexion Therapeutics, Inc.(b)	548
11	Foundation Medicine, Inc.(b)	840
16	G1 Therapeutics, Inc.(b)	614
39	GenMark Diagnostics, Inc.(b)	244
16	Genomic Health, Inc.(b)	508
121	Geron Corp.(b)	450
12	Glaukos Corp.(b)	404
34	Global Blood Therapeutics, Inc.(b)	1,501
58	Globus Medical, Inc., Class A(b)	2,969
42	Haemonetics Corp.(b)	3,278
104	Halozyme Therapeutics, Inc.(b)	1,969
36	Halyard Health, Inc.(b)	1,705
41	HealthEquity, Inc.(b)	2,692
21	HealthStream, Inc.	487
49	Heron Therapeutics, Inc.(b)	1,485
5	Heska Corp.(b)	408
51	Hill-Rom Holdings, Inc.	4,377

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
64	HMS Holdings Corp.(b)	$1,153
124	Horizon Pharma PLC(b)	1,642
13	ICU Medical, Inc.(b)	3,272
97	ImmunoGen, Inc.(b)	1,066
93	Immunomedics, Inc.(b)	1,694
53	Impax Laboratories, Inc.(b)	996
58	Innoviva, Inc.(b)	841
14	Inogen, Inc.(b)	1,968
43	Inovalon Holdings, Inc., Class A(b)	454
65	Inovio Pharmaceuticals, Inc.(b)	285
60	Insmed, Inc.(b)	1,460
47	Insulet Corp.(b)	4,042
16	Insys Therapeutics, Inc.(b)	112
22	Integer Holdings Corp.(b)	1,208
50	Integra LifeSciences Holdings Corp.(b)	3,081
17	Intellia Therapeutics, Inc.(b)	340
17	Intercept Pharmaceuticals, Inc.(b)	1,156
20	Intersect ENT, Inc.(b)	799
32	Intra-Cellular Therapies, Inc.(b)	557
45	Intrexon Corp.(b)	818
24	Invacare Corp.	437
42	Invitae Corp.(b)	232
98	Ionis Pharmaceuticals, Inc.(b)	4,217
60	Iovance Biotherapeutics, Inc.(b)	870
7	iRhythm Technologies, Inc.(b)	407
106	Ironwood Pharmaceuticals, Inc., Class A(b)	1,921
11	Jounce Therapeutics, Inc.(b)	226
26	K2M Group Holdings, Inc.(b)	497
27	Karyopharm Therapeutics, Inc.(b)	353
62	Keryx Biopharmaceuticals, Inc.(b)	275
65	Kindred Healthcare, Inc.(b)	579
13	La Jolla Pharmaceutical Co.(b)	377
21	Lannett Co., Inc.(b)	328
21	Lantheus Holdings, Inc.(b)	374
11	LeMaitre Vascular, Inc.	346
36	Lexicon Pharmaceuticals, Inc.(b)	297
23	LHC Group, Inc.(b)	1,712
31	LifePoint Health, Inc.(b)	1,485
17	Ligand Pharmaceuticals, Inc.(b)	2,632
32	LivaNova PLC(b)	2,841
16	Loxo Oncology, Inc.(b)	2,015
30	Luminex Corp.	641
29	MacroGenics, Inc.(b)	669
6	Madrigal Pharmaceuticals, Inc.(b)	679
19	Magellan Health, Inc.(b)	1,593
75	Mallinckrodt PLC(b)	975
38	Masimo Corp.(b)	3,410
55	Medicines Co. (The)(b)	1,655
45	Medidata Solutions, Inc.(b)	3,211
73	MEDNAX, Inc.(b)	3,351
6	Medpace Holdings, Inc.(b)	222
32	Meridian Bioscience, Inc.	467
38	Merit Medical Systems, Inc.(b)	1,843
80	MiMedx Group, Inc.(b)	657
24	Minerva Neurosciences, Inc.(b)	157
33	Molina Healthcare, Inc.(b)	2,747

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
60	Momenta Pharmaceuticals, Inc.(b)	$1,248
16	MyoKardia, Inc.(b)	790
11	Myovant Sciences Ltd.(b)	227
57	Myriad Genetics, Inc.(b)	1,613
20	Natera, Inc.(b)	223
8	National Healthcare Corp.	490
7	National Research Corp., Class A	229
25	Natus Medical, Inc.(b)	826
124	Nektar Therapeutics, Class A(b)	10,374
40	Neogen Corp.(b)	2,726
45	NeoGenomics, Inc.(b)	431
70	Neurocrine Biosciences, Inc.(b)	5,676
18	Nevro Corp.(b)	1,608
21	NewLink Genetics Corp.(b)	96
272	Novavax, Inc.(b)	424
33	Novocure Ltd.(b)	901
39	NuVasive, Inc.(b)	2,075
50	NxStage Medical, Inc.(b)	1,331
34	Omeros Corp.(b)	488
31	Omnicell, Inc.(b)	1,336
256	OPKO Health, Inc.(b)	778
44	OraSure Technologies, Inc.(b)	780
14	Orthofix International NV(b)	854
46	Owens & Minor, Inc.	748
74	Pacific Biosciences of California, Inc.(b)	191
31	Pacira Pharmaceuticals, Inc.(b)	1,026
26	Paratek Pharmaceuticals, Inc.(b)	278
67	Patterson Cos., Inc.	1,560
116	PDL BioPharma, Inc.(b)	339
23	Penumbra, Inc.(b)	2,860
86	PerkinElmer, Inc.	6,309
14	Phibro Animal Health Corp., Class A	592
53	Portola Pharmaceuticals, Inc.(b)	1,915
39	PRA Health Sciences, Inc.(b)	3,205
44	Premier, Inc., Class A(b)	1,452
40	Prestige Brands Holdings, Inc.(b)	1,178
53	Progenics Pharmaceuticals, Inc.(b)	345
29	Prothena Corp. PLC (Ireland)(b)	348
9	Providence Service Corp. (The)(b)	683
30	PTC Therapeutics, Inc.(b)	832
23	Puma Biotechnology, Inc.(b)	1,466
36	Quality Systems, Inc.(b)	483
22	Quidel Corp.(b)	1,247
6	Ra Pharmaceuticals, Inc.(b)	36
25	Radius Health, Inc.(b)	755
29	RadNet, Inc.(b)	384
9	Reata Pharmaceuticals, Inc., Class A(b)	238
20	REGENXBIO, Inc.(b)	747
28	Repligen Corp.(b)	1,036
28	Retrophin, Inc.(b)	703
24	Revance Therapeutics, Inc.(b)	671
107	Rigel Pharmaceuticals, Inc.(b)	386
38	Rockwell Medical, Inc.(b)	201
36	Sage Therapeutics, Inc.(b)	5,181
65	Sangamo Therapeutics, Inc.(b)	1,027
49	Sarepta Therapeutics, Inc.(b)	3,742

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Health Care (continued)
81	Select Medical Holdings Corp.(b)	$1,462
15	Seres Therapeutics, Inc.(b)	115
25	Spark Therapeutics, Inc.(b)	1,908
79	Spectrum Pharmaceuticals, Inc.(b)	1,258
22	STAAR Surgical Co.(b)	358
67	STERIS PLC	6,333
42	Supernus Pharmaceuticals, Inc.(b)	1,970
15	Surgery Partners, Inc.(b)	240
10	SurModics, Inc.(b)	374
44	Syneos Health, Inc., Class A(b)	1,676
171	Synergy Pharmaceuticals, Inc.(b)	267
11	Tactile Systems Technology, Inc.(b)	383
42	Teladoc, Inc.(b)	1,806
32	Teligent, Inc.(b)	96
81	Tenet Healthcare Corp.(b)	1,939
41	TG Therapeutics, Inc.(b)	588
130	TherapeuticsMD, Inc.(b)	715
32	Theravance Biopharma, Inc. (Cayman Islands)(b)	770
27	Tivity Health, Inc.(b)	971
18	Triple-S Management Corp., Class B(b)	510
10	U.S. Physical Therapy, Inc.	913
36	Ultragenyx Pharmaceutical, Inc.(b)	1,830
46	Vanda Pharmaceuticals, Inc.(b)	642
29	Varex Imaging Corp.(b)	1,044
19	Vocera Communications, Inc.(b)	476
13	Voyager Therapeutics, Inc.(b)	236
8	WaVe Life Sciences Ltd.(b)	356
35	WellCare Health Plans, Inc.(b)	7,181
59	West Pharmaceutical Services, Inc.	5,204
75	Wright Medical Group NV(b)	1,471
42	Xencor, Inc.(b)	1,218
97	ZIOPHARM Oncology, Inc.(b)	409
25	Zogenix, Inc.(b)	983

		357,549

	Industrials—14.4%
33	AAON, Inc.	1,122
25	AAR Corp.	1,082
55	ABM Industries, Inc.	1,712
83	ACCO Brands Corp.	1,000
46	Actuant Corp., Class A	1,083
53	Advanced Disposal Services, Inc.(b)	1,168
29	Advanced Drainage Systems, Inc.	731
122	AECOM(b)	4,202
26	Aegion Corp.(b)	590
49	Aerojet Rocketdyne Holdings, Inc.(b)	1,369
16	Aerovironment, Inc.(b)	872
78	Air Lease Corp.	3,252
11	Air Transport Services Group, Inc.(b)	223
42	Aircastle Ltd.	823
8	Alamo Group, Inc.	876
22	Albany International Corp., Class A	1,301
3	Allegiant Travel Co.	481
105	Allison Transmission Holdings, Inc.	4,094
23	Altra Industrial Motion Corp.	958
6	American Railcar Industries, Inc.	228
11	American Woodmark Corp.(b)	904

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
22	Apogee Enterprises, Inc.	$904
30	Applied Industrial Technologies, Inc.	1,918
19	ArcBest Corp.	610
11	Argan, Inc.	440
16	Armstrong Flooring, Inc.(b)	198
31	Armstrong World Industries, Inc.(b)	1,736
39	Asgn, Inc.(b)	3,145
15	Astec Industries, Inc.	833
16	Astronics Corp.(b)	585
31	Atkore International Group, Inc.(b)	551
5	Atlas Air Worldwide Holdings, Inc.(b)	317
58	Avis Budget Group, Inc.(b)	2,866
40	Axon Enterprise, Inc.(b)	1,679
20	AZZ, Inc.	891
39	Barnes Group, Inc.	2,166
53	Beacon Roofing Supply, Inc.(b)	2,594
46	BMC Stock Holdings, Inc.(b)	793
36	Brady Corp., Class A	1,310
32	Briggs & Stratton Corp.	577
35	Brink’s Co. (The)	2,583
92	Builders FirstSource, Inc.(b)	1,677
73	BWX Technologies, Inc.	4,949
12	CAI International, Inc.(b)	270
48	Carlisle Cos., Inc.	5,171
29	Casella Waste Systems, Inc., Class A(b)	711
39	CBIZ, Inc.(b)	725
22	Chart Industries, Inc.(b)	1,248
76	Chicago Bridge & Iron Co. NV	1,148
18	Cimpress NV (Netherlands)(b)	2,589
11	CIRCOR International, Inc.	466
42	Clean Harbors, Inc.(b)	1,924
74	Colfax Corp.(b)	2,295
15	Columbus McKinnon Corp.	538
28	Comfort Systems USA, Inc.	1,182
30	Continental Building Products, Inc.(b)	843
164	Copart, Inc.(b)	8,377
90	Covanta Holding Corp.	1,341
9	Covenant Transportation Group, Inc., Class A(b)	250
37	Crane Co.	3,095
12	CSW Industrials, Inc.(b)	520
20	Cubic Corp.	1,235
33	Curtiss-Wright Corp.	4,225
31	Daseke, Inc.(b)	257
37	Deluxe Corp.	2,536
96	Donaldson Co., Inc.	4,249
17	Douglas Dynamics, Inc.	710
30	Dun & Bradstreet Corp. (The)	3,459
13	DXP Enterprises, Inc.(b)	472
24	Dycom Industries, Inc.(b)	2,493
20	Echo Global Logistics, Inc.(b)	546
46	EMCOR Group, Inc.	3,385
16	Encore Wire Corp.	842
27	Energy Recovery, Inc.(b)	229
33	EnerSys	2,262
15	Engility Holdings, Inc.(b)	381
19	Ennis, Inc.	340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
17	EnPro Industries, Inc.	$1,278
20	ESCO Technologies, Inc.	1,117
28	Essendant, Inc.	208
21	Esterline Technologies Corp.(b)	1,509
20	Exponent, Inc.	1,728
45	Federal Signal Corp.	975
7	Forrester Research, Inc.	279
23	Forward Air Corp.	1,242
11	Foundation Building Materials, Inc.(b)	155
30	Franklin Electric Co., Inc.	1,230
32	FTI Consulting, Inc.(b)	1,869
61	Gardner Denver Holdings, Inc.(b)	1,929
29	GATX Corp.	1,892
48	Generac Holdings, Inc.(b)	2,160
38	General Cable Corp.	1,127
49	Genesee & Wyoming, Inc., Class A(b)	3,489
23	Gibraltar Industries, Inc.(b)	808
17	Global Brass & Copper Holdings, Inc.	510
25	GMS, Inc.(b)	779
14	Gorman-Rupp Co. (The)	441
10	GP Strategies Corp.(b)	208
133	Graco, Inc.	5,851
31	Granite Construction, Inc.	1,624
42	Great Lakes Dredge & Dock Corp.(b)	193
22	Greenbrier Cos., Inc. (The)	965
23	Griffon Corp.	458
24	H&E Equipment Services, Inc.	776
61	Harsco Corp.(b)	1,247
10	Hawaiian Holdings, Inc.	412
56	Healthcare Services Group, Inc.	2,163
35	Heartland Express, Inc.	624
26	HEICO Corp.	2,284
48	HEICO Corp., Class A	3,463
14	Heidrick & Struggles International, Inc.	527
16	Herc Holdings, Inc.(b)	842
46	Herman Miller, Inc.	1,412
38	Hertz Global Holdings, Inc.(b)	832
70	Hexcel Corp.	4,653
48	Hillenbrand, Inc.	2,225
34	HNI Corp.	1,135
26	Hub Group, Inc., Class A(b)	1,143
41	Hubbell, Inc.	4,258
17	Huron Consulting Group, Inc.(b)	637
6	Hyster-Yale Materials Handling, Inc.	427
14	ICF International, Inc.	939
36	InnerWorkings, Inc.(b)	364
30	Insperity, Inc.	2,407
14	Insteel Industries, Inc.	420
48	Interface, Inc.	1,056
68	ITT, Inc.	3,325
59	Jeld-Wen Holding, Inc.(b)	1,658
25	John Bean Technologies Corp.	2,694
9	Kadant, Inc.	830
18	Kaman Corp.	1,092
105	KAR Auction Services, Inc.	5,459
109	KBR, Inc.	1,819

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
24	Kelly Services, Inc., Class A	$702
62	Kennametal, Inc.	2,260
34	KeyW Holding Corp. (The)(b)	263
18	Kforce, Inc.	478
28	Kimball International, Inc., Class B	463
12	Kirby Corp.(b)	1,024
40	KLX, Inc.(b)	3,129
37	Knoll, Inc.	706
42	Korn/Ferry International	2,245
65	Kratos Defense & Security Solutions, Inc.(b)	651
33	Landstar System, Inc.	3,354
46	Lincoln Electric Holdings, Inc.	3,812
8	Lindsay Corp.	703
26	LSC Communications, Inc.	454
13	Lydall, Inc.(b)	580
25	Manitowoc Co., Inc. (The)(b)	616
31	Marten Transport Ltd.	605
23	Masonite International Corp.(b)	1,396
51	MasTec, Inc.(b)	2,244
8	Matson, Inc.	234
25	Matthews International Corp., Class A	1,229
17	McGrath RentCorp	1,002
37	Mercury Systems, Inc.(b)	1,187
64	Meritor, Inc.(b)	1,246
54	Milacron Holdings Corp.(b)	974
13	Mistras Group, Inc.(b)	253
34	Mobile Mini, Inc.	1,428
25	Moog, Inc., Class A(b)	2,049
72	MRC Global, Inc.(b)	1,349
27	MSA Safety, Inc.	2,345
35	MSC Industrial Direct Co., Inc., Class A	3,025
42	Mueller Industries, Inc.	1,142
121	Mueller Water Products, Inc., Class A	1,185
11	Multi-Color Corp.	714
12	MYR Group, Inc.(b)	360
4	National Presto Industries, Inc.	383
36	Navigant Consulting, Inc.(b)	770
34	Navistar International Corp.(b)	1,184
32	NCI Building Systems, Inc.(b)	560
20	Nexeo Solutions, Inc.(b)	204
20	NN, Inc.	406
41	Nordson Corp.	5,273
82	NOW, Inc.(b)	995
6	NV5 Global, Inc.(b)	353
2	Omega Flex, Inc.	131
46	Orbital ATK, Inc.	6,089
59	Oshkosh Corp.	4,257
6	Park-Ohio Holdings Corp.	227
18	Patrick Industries, Inc.(b)	1,024
37	PGT Innovations, Inc.(b)	646
142	Pitney Bowes, Inc.	1,451
170	Plug Power, Inc.(b)	311
7	Powell Industries, Inc.	210
31	Primoris Services Corp.	793
21	Proto Labs, Inc.(b)	2,502
23	Quad/Graphics, Inc., Class A	568

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
24	Quanex Building Products Corp.	$412
124	Quanta Services, Inc.(b)	4,030
27	Raven Industries, Inc.	988
19	RBC Bearings, Inc.(b)	2,211
34	Regal Beloit Corp.	2,421
21	Resources Connection, Inc.	329
22	REV Group, Inc.	397
84	Rexnord Corp.(b)	2,311
23	Roadrunner Transportation Systems, Inc.(b)	49
33	RPX Corp.	357
53	RR Donnelley & Sons Co.	448
3	Rush Enterprises, Inc., Class B(b)	117
23	Rush Enterprises, Inc., Class A(b)	939
41	Ryder System, Inc.	2,765
20	Saia, Inc.(b)	1,321
31	Simpson Manufacturing Co., Inc.	1,695
31	Siteone Landscape Supply, Inc.(b)	2,124
10	SkyWest, Inc.	569
17	SP Plus Corp.(b)	598
26	Spartan Motors, Inc.	464
13	Spirit Airlines, Inc.(b)	464
32	SPX Corp.(b)	1,012
32	SPX FLOW, Inc.(b)	1,440
10	Standex International Corp.	970
66	Steelcase, Inc., Class A	875
26	Sun Hydraulics Corp.	1,263
52	Sunrun, Inc.(b)	479
23	Team, Inc.(b)	390
27	Teledyne Technologies, Inc.(b)	5,051
14	Tennant Co.	1,036
65	Terex Corp.	2,374
44	Tetra Tech, Inc.	2,130
25	Thermon Group Holdings, Inc.(b)	570
54	Timken Co. (The)	2,309
38	Titan International, Inc.	391
14	Titan Machinery, Inc.(b)	270
84	Toro Co. (The)	4,905
23	Trex Co., Inc.(b)	2,389
35	TriMas Corp.(b)	949
34	TriNet Group, Inc.(b)	1,756
105	Trinity Industries, Inc.	3,346
46	Triton International Ltd. (Bermuda)	1,426
38	Triumph Group, Inc.	899
32	TrueBlue, Inc.(b)	853
30	Tutor Perini Corp.(b)	620
12	UniFirst Corp.	1,927
90	Univar, Inc.(b)	2,480
48	Universal Forest Products, Inc.	1,530
6	Universal Logistics Holdings, Inc.	132
17	US Ecology, Inc.	906
72	USG Corp.(b)	2,897
18	Valmont Industries, Inc.	2,558
9	Veritiv Corp.(b)	342
16	Viad Corp.	812
13	Vicor Corp.(b)	466
7	VSE Corp.	359

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
46	Wabash National Corp.	$923
30	WageWorks, Inc.(b)	1,250
24	Watsco, Inc.	4,018
20	Watts Water Technologies, Inc., Class A	1,490
106	Welbilt, Inc.(b)	2,031
36	Werner Enterprises, Inc.	1,235
42	Wesco Aircraft Holdings, Inc.(b)	424
37	WESCO International, Inc.(b)	2,203
44	Woodward, Inc.	3,165
94	XPO Logistics, Inc.(b)	9,133
25	YRC Worldwide, Inc.(b)	208

		383,799

	Information Technology—16.1%
41	2U, Inc.(b)	3,300
82	3D Systems Corp.(b)	823
70	8x8, Inc.(b)	1,417
38	A10 Networks, Inc.(b)	232
13	Acacia Communications, Inc.(b)	366
96	ACI Worldwide, Inc.(b)	2,232
60	Acxiom Corp.(b)	1,559
37	ADTRAN, Inc.	542
31	Advanced Energy Industries, Inc.(b)	1,846
13	Alarm.com Holdings, Inc.(b)	525
14	Alpha & Omega Semiconductor Ltd.(b)	212
26	Ambarella, Inc.(b)	1,211
82	Amkor Technology, Inc.(b)	679
27	ANGI Homeservices, Inc., Class A(b)	361
23	Anixter International, Inc.(b)	1,355
14	Applied Optoelectronics, Inc.(b)	447
142	ARRIS International PLC(b)	3,834
57	Aspen Technology, Inc.(b)	5,002
38	AVX Corp.	561
23	Axcelis Technologies, Inc.(b)	506
22	Badger Meter, Inc.	934
33	Belden, Inc.	2,033
38	Benchmark Electronics, Inc.	999
12	Benefitfocus, Inc.(b)	362
108	Black Knight, Inc.(b)	5,254
38	Blackbaud, Inc.	3,988
41	Blackhawk Network Holdings, Inc., Class A(b)	1,841
27	Blackline, Inc.(b)	1,118
37	Blucora, Inc.(b)	962
113	Booz Allen Hamilton Holding Corp.	4,478
31	Bottomline Technologies (de), Inc.(b)	1,225
89	Box, Inc., Class A(b)	2,035
53	Brooks Automation, Inc.	1,319
20	Cabot Microelectronics Corp.	2,029
19	CACI International, Inc., Class A(b)	2,870
27	CalAmp Corp.(b)	533
17	Carbonite, Inc.(b)	529
35	Cardtronics PLC, Class A(b)	919
52	Cars.Com, Inc.(b)	1,481
9	Cass Information Systems, Inc.	544
56	Cavium, Inc.(b)	4,201
17	CEVA, Inc.(b)	554
18	ChannelAdvisor Corp.(b)	239

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
111	Ciena Corp.(b)	$2,858
49	Cirrus Logic, Inc.(b)	1,787
27	Cision Ltd.(b)	362
20	Coherent, Inc.(b)	3,364
21	Cohu, Inc.	449
10	CommerceHub, Inc., Series A(b)	227
22	CommerceHub, Inc., Series C(b)	499
36	CommVault Systems, Inc.(b)	2,518
18	Comtech Telecommunications Corp.	551
144	Conduent, Inc.(b)	2,802
19	Control4 Corp.(b)	396
72	Convergys Corp.	1,682
65	CoreLogic, Inc.(b)	3,217
42	Cornerstone OnDemand, Inc.(b)	1,853
21	Coupa Software, Inc.(b)	974
31	Cray, Inc.(b)	739
79	Cree, Inc.(b)	2,948
26	CSG Systems International, Inc.	1,113
24	CTS Corp.	719
258	Cypress Semiconductor Corp.	3,762
28	Daktronics, Inc.	252
52	Diebold Nixdorf, Inc.	798
29	Diodes, Inc.(b)	828
46	Dolby Laboratories, Inc., Class A	2,752
16	Ebix, Inc.	1,240
37	EchoStar Corp., Class A(b)	1,944
23	Electro Scientific Industries, Inc.(b)	414
35	Electronics For Imaging, Inc.(b)	969
28	Ellie Mae, Inc.(b)	2,712
49	Endurance International Group Holdings, Inc.(b)	360
112	Entegris, Inc.	3,606
34	Envestnet, Inc.(b)	1,846
39	EPAM Systems, Inc.(b)	4,460
11	ePlus, Inc.(b)	878
66	Etsy, Inc.(b)	1,976
40	Euronet Worldwide, Inc.(b)	3,124
17	Everbridge, Inc.(b)	635
52	Everi Holdings, Inc.(b)	333
47	EVERTEC, Inc.	858
26	ExlService Holdings, Inc.(b)	1,503
84	Extreme Networks, Inc.(b)	899
28	Fabrinet (Thailand)(b)	790
24	Fair Isaac Corp.(b)	4,156
13	FARO Technologies, Inc.(b)	656
92	Finisar Corp.(b)	1,433
129	FireEye, Inc.(b)	2,328
63	First Solar, Inc.(b)	4,467
140	Fitbit, Inc., Class A(b)	777
33	Five9, Inc.(b)	969
55	FormFactor, Inc.(b)	631
82	Glu Mobile, Inc.(b)	359
110	GoDaddy, Inc., Class A(b)	7,102
43	Gogo, Inc.(b)	405
65	GrubHub, Inc.(b)	6,574
27	GTT Communications, Inc.(b)	1,297
59	Guidewire Software, Inc.(b)	4,993

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
19	Hackett Group, Inc. (The)	$308
40	Hortonworks, Inc.(b)	677
26	HubSpot, Inc.(b)	2,753
16	Ichor Holdings Ltd.(b)	354
43	II-VI, Inc.(b)	1,638
22	Imperva, Inc.(b)	984
13	Impinj, Inc.(b)	160
124	Infinera Corp.(b)	1,453
29	Inphi Corp.(b)	829
27	Insight Enterprises, Inc.(b)	957
22	Instructure, Inc.(b)	892
102	Integrated Device Technology, Inc.(b)	2,839
27	InterDigital, Inc.	2,010
27	Itron, Inc.(b)	1,766
39	j2 Global, Inc.	3,096
125	Jabil, Inc.	3,325
38	KEMET Corp.(b)	654
147	Keysight Technologies, Inc.(b)	7,597
21	Kimball Electronics, Inc.(b)	333
68	Knowles Corp.(b)	870
54	Kulicke & Soffa Industries, Inc. (Singapore)(b)	1,236
88	Lattice Semiconductor Corp.(b)	477
107	Limelight Networks, Inc.(b)	552
20	Littelfuse, Inc.	3,738
38	LivePerson, Inc.(b)	638
41	LogMeIn, Inc.	4,518
50	Lumentum Holdings, Inc.(b)	2,522
32	MACOM Technology Solutions Holdings, Inc.(b)	532
53	Manhattan Associates, Inc.(b)	2,282
20	ManTech International Corp., Class A	1,182
40	Match Group, Inc.(b)	1,885
52	MAXIMUS, Inc.	3,517
50	MaxLinear, Inc., Class A(b)	1,116
37	Mellanox Technologies Ltd. (Israel)(b)	2,908
3	Mesa Laboratories, Inc.	505
27	Methode Electronics, Inc.	1,077
93	Microsemi Corp.(b)	6,016
7	MicroStrategy, Inc., Class A(b)	892
22	MINDBODY, Inc., Class A(b)	872
70	Mitel Networks Corp.(b)	781
42	MKS Instruments, Inc.	4,301
31	Mobileiron, Inc.(b)	144
23	MoneyGram International, Inc.(b)	201
31	Monolithic Power Systems, Inc.	3,630
32	Monotype Imaging Holdings, Inc.	709
13	MTS Systems Corp.	660
18	Nanometrics, Inc.(b)	447
91	National Instruments Corp.	3,721
98	NCR Corp.(b)	3,015
44	Net 1 UEPS Technologies, Inc. (South Africa)(b)	363
25	NETGEAR, Inc.(b)	1,383
66	NetScout Systems, Inc.(b)	1,792
25	New Relic, Inc.(b)	1,747
48	NIC, Inc.	713
25	Novanta, Inc.(b)	1,470
223	Nuance Communications, Inc.(b)	3,283

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
84	Nutanix, Inc., Class A(b)	$4,250
4	NVE Corp.	338
127	Oclaro, Inc.(b)	1,006
330	ON Semiconductor Corp.(b)	7,286
14	OSI Systems, Inc.(b)	896
210	Pandora Media, Inc.(b)	1,178
15	Park Electrochemical Corp.	255
37	Paycom Software, Inc.(b)	4,226
22	Paylocity Holding Corp.(b)	1,202
9	PC Connection, Inc.	240
21	PDF Solutions, Inc.(b)	234
30	Pegasystems, Inc.	1,832
27	Perficient, Inc.(b)	668
52	Photronics, Inc.(b)	398
26	Plantronics, Inc.	1,694
26	Plexus Corp.(b)	1,426
23	Power Integrations, Inc.	1,559
25	Presidio, Inc.(b)	383
33	Progress Software Corp.	1,219
36	Proofpoint, Inc.(b)	4,246
20	PROS Holdings, Inc.(b)	590
92	PTC, Inc.(b)	7,576
65	Pure Storage, Inc., Class A(b)	1,315
26	Q2 Holdings, Inc.(b)	1,281
8	QAD, Inc., Class A	359
27	Qualys, Inc.(b)	2,078
10	Quantenna Communications, Inc.(b)	127
55	Quotient Technology, Inc.(b)	737
85	Rambus, Inc.(b)	1,148
28	Rapid7, Inc.(b)	791
46	RealPage, Inc.(b)	2,461
39	Ribbon Communications, Inc.(b)	227
45	RingCentral, Inc., Class A(b)	3,017
14	Rogers Corp.(b)	1,494
23	Rudolph Technologies, Inc.(b)	583
58	Sanmina Corp.(b)	1,711
19	ScanSource, Inc.(b)	652
34	Science Applications International Corp.	2,917
54	Semtech Corp.(b)	2,122
54	ServiceSource International, Inc.(b)	205
14	Shutterstock, Inc.(b)	590
33	Silicon Laboratories, Inc.(b)	3,066
8	SMART Global Holdings, Inc.(b)	313
21	SolarEdge Technologies, Inc.(b)	1,106
13	SPS Commerce, Inc.(b)	891
13	Stamps.com, Inc.(b)	2,961
48	SunPower Corp.(b)	409
30	Super Micro Computer, Inc.(b)	531
29	Sykes Enterprises, Inc.(b)	834
26	Synaptics, Inc.(b)	1,132
33	Synchronoss Technologies, Inc.(b)	370
23	SYNNEX Corp.	2,304
25	Syntel, Inc.(b)	722
11	Systemax, Inc.	346
52	Tableau Software, Inc., Class A(b)	4,423
30	Tech Data Corp.(b)	2,288

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
97	Teradata Corp.(b)	$3,969
152	Teradyne, Inc.	4,948
92	Tivo Corp.	1,302
22	Trade Desk, Inc. (The), Class A(b)	1,126
103	Travelport Worldwide Ltd.	1,765
53	TrueCar, Inc.(b)	525
12	Ttec Holdings, Inc.	384
66	TTM Technologies, Inc.(b)	920
6	Tucows, Inc., Class A(b)	380
51	Twilio, Inc., Class A(b)	2,153
28	Tyler Technologies, Inc.(b)	6,130
22	Ubiquiti Networks, Inc.(b)	1,568
22	Ultimate Software Group, Inc. (The)(b)	5,278
35	Ultra Clean Holdings, Inc.(b)	613
38	Unisys Corp.(b)	426
33	Universal Display Corp.	2,906
13	Varonis Systems, Inc.(b)	850
23	VASCO Data Security International, Inc.(b)	357
36	Veeco Instruments, Inc.(b)	556
92	VeriFone Systems, Inc.(b)	2,117
52	Verint Systems, Inc.(b)	2,189
87	Versum Materials, Inc.	3,061
44	ViaSat, Inc.(b)	2,815
172	Viavi Solutions, Inc.(b)	1,625
22	Virtusa Corp.(b)	1,059
102	Vishay Intertechnology, Inc.	1,800
31	Web.com Group, Inc.(b)	577
30	WEX, Inc.(b)	4,858
17	Workiva, Inc., Class A(b)	383
41	Xcerra Corp.(b)	495
19	XO Group, Inc.(b)	412
38	Xperi Corp.	836
61	Yelp, Inc., Class A(b)	2,736
25	Yext, Inc.(b)	334
42	Zebra Technologies Corp., Class A(b)	5,663
81	Zendesk, Inc.(b)	3,949
642	Zynga, Inc., Class A(b)	2,215

		429,414

	Materials—5.7%
23	A. Schulman, Inc.	987
23	Advansix, Inc.(b)	824
17	Agrofresh Solutions, Inc.(b)	118
240	AK Steel Holding Corp.(b)	1,102
148	Alcoa Corp.(b)	7,578
97	Allegheny Technologies, Inc.(b)	2,577
20	American Vanguard Corp.	431
50	AptarGroup, Inc.	4,675
48	Ashland Global Holdings, Inc.	3,177
25	Balchem Corp.	2,206
70	Bemis Co., Inc.	3,029
105	Berry Global Group, Inc.(b)	5,775
29	Boise Cascade Co.	1,206
48	Cabot Corp.	2,681
36	Carpenter Technology Corp.	1,917
40	Century Aluminum Co.(b)	699
6	Chase Corp.	672

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
13	Clearwater Paper Corp.(b)	$307
214	Cleveland-Cliffs, Inc.(b)	1,588
138	Coeur Mining, Inc.(b)	1,045
93	Commercial Metals Co.	1,954
26	Compass Minerals International, Inc.	1,750
48	Domtar Corp.	2,107
39	Eagle Materials, Inc.	3,859
60	Ferro Corp.(b)	1,321
20	FutureFuel Corp.	234
54	GCP Applied Technologies, Inc.(b)	1,547
247	Graphic Packaging Holding Co.	3,532
20	Greif, Inc., Class A	1,170
4	Greif, Inc., Class B	252
39	H.B. Fuller Co.	1,929
7	Hawkins, Inc.	227
9	Haynes International, Inc.	376
301	Hecla Mining Co.	1,153
162	Huntsman Corp.	4,823
34	Ingevity Corp.(b)	2,612
15	Innophos Holdings, Inc.	621
19	Innospec, Inc.	1,381
13	Kaiser Aluminum Corp.	1,281
71	KapStone Paper and Packaging Corp.	2,444
10	KMG Chemicals, Inc.	615
16	Koppers Holdings, Inc.(b)	701
24	Kraton Corp.(b)	1,096
18	Kronos Worldwide, Inc.	415
116	Louisiana-Pacific Corp.	3,286
15	Materion Corp.	761
200	McEwen Mining, Inc.	416
35	Mercer International, Inc. (Canada)	469
27	Minerals Technologies, Inc.	1,864
18	Myers Industries, Inc.	419
13	Neenah, Inc.	1,014
7	NewMarket Corp.	2,657
133	Olin Corp.	4,015
34	OMNOVA Solutions, Inc.(b)	371
124	Owens-Illinois, Inc.(b)	2,521
33	P.H. Glatfelter Co.	689
174	Platform Specialty Products Corp.(b)	1,752
63	PolyOne Corp.	2,637
10	Quaker Chemical Corp.	1,470
47	Rayonier Advanced Materials, Inc.	1,006
58	Reliance Steel & Aluminum Co.	5,099
44	Resolute Forest Products, Inc.(b)	436
52	Royal Gold, Inc.	4,618
108	RPM International, Inc.	5,216
13	Ryerson Holding Corp.(b)	131
20	Schnitzer Steel Industries, Inc., Class A	589
23	Schweitzer-Mauduit International, Inc.	898
34	Scotts Miracle-Gro Co. (The)	2,842
34	Sensient Technologies Corp.	2,266
59	Silgan Holdings, Inc.	1,656
79	Sonoco Products Co.	4,057
16	Stepan Co.	1,125
85	Summit Materials, Inc., Class A(b)	2,392

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Materials (continued)
44	SunCoke Energy, Inc.(b)	$506
29	TimkenSteel Corp.(b)	487
19	Tredegar Corp.	334
34	Trinseo SA	2,480
77	Tronox Ltd., Class A	1,323
2	United States Lime & Minerals, Inc.	149
138	United States Steel Corp.	4,669
12	US Concrete, Inc.(b)	701
156	Valvoline, Inc.	3,164
43	Venator Materials PLC(b)	774
27	Warrior Met Coal, Inc.	628
37	Worthington Industries, Inc.	1,648

		153,529

	Real Estate—9.9%
65	Acadia Realty Trust REIT	1,534
22	Agree Realty Corp. REIT	1,075
51	Alexander & Baldwin, Inc. REIT	1,168
2	Alexander’s, Inc. REIT	787
10	Altisource Portfolio Solutions SA(b)	274
27	American Assets Trust, Inc. REIT	906
111	American Campus Communities, Inc. REIT	4,341
199	American Homes 4 Rent, Class A REIT	4,020
127	Apartment Investment & Management Co., Class A REIT	5,156
169	Apple Hospitality REIT, Inc. REIT	3,040
34	Armada Hoffler Properties, Inc. REIT	461
74	Ashford Hospitality Trust, Inc. REIT	509
19	Braemar Hotels & Resorts, Inc. REIT	198
141	Brandywine Realty Trust REIT	2,272
55	CareTrust REIT, Inc. REIT	727
43	CatchMark Timber Trust, Inc., Class A REIT	561
130	CBL & Associates Properties, Inc. REIT	543
65	Cedar Realty Trust, Inc. REIT	253
35	Chatham Lodging Trust REIT	667
46	Chesapeake Lodging Trust REIT	1,359
93	Columbia Property Trust, Inc. REIT	1,986
13	Community Healthcare Trust, Inc. REIT	331
90	CoreCivic, Inc. REIT	1,814
28	CoreSite Realty Corp. REIT	2,915
83	Corporate Office Properties Trust REIT	2,283
342	Cousins Properties, Inc. REIT	3,040
143	CubeSmart REIT	4,210
71	CyrusOne, Inc. REIT	3,805
72	DCT Industrial Trust, Inc. REIT	4,721
238	DDR Corp. REIT	1,726
152	DiamondRock Hospitality Co. REIT	1,680
127	Douglas Emmett, Inc. REIT	4,733
33	Easterly Government Properties, Inc. REIT	680
28	EastGroup Properties, Inc. REIT	2,514
60	Education Realty Trust, Inc. REIT	1,975
111	Empire State Realty Trust, Inc., Class A REIT	1,934
57	EPR Properties REIT	3,136
100	Equity Commonwealth REIT(b)	3,099
66	Equity LifeStyle Properties, Inc. REIT	5,885
95	First Industrial Realty Trust, Inc. REIT	2,955
44	Five Point Holdings LLC, Class A(b)	585

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
170	Forest City Realty Trust, Inc., Class A REIT	$3,410
8	Forestar Group, Inc.(b)	174
46	Four Corners Property Trust, Inc. REIT	1,042
77	Franklin Street Properties Corp. REIT	599
39	Front Yard Residential Corp. REIT	383
163	Gaming and Leisure Properties, Inc. REIT	5,586
95	GEO Group, Inc. (The) REIT	2,138
25	Getty Realty Corp. REIT	626
19	Gladstone Commercial Corp. REIT	329
50	Global NET Lease, Inc. REIT	931
73	Government Properties Income Trust REIT	912
124	Gramercy Property Trust REIT	2,914
99	Healthcare Realty Trust, Inc. REIT	2,755
163	Healthcare Trust of America, Inc., Class A REIT	4,073
32	Hersha Hospitality Trust REIT	601
28	HFF, Inc., Class A	984
80	Highwoods Properties, Inc. REIT	3,522
131	Hospitality Properties Trust REIT	3,259
33	Howard Hughes Corp. (The)(b)	4,465
124	Hudson Pacific Properties, Inc. REIT	4,076
62	Independence Realty Trust, Inc. REIT	583
33	InfraREIT, Inc. REIT	703
92	Investors Real Estate Trust REIT	490
49	iStar, Inc. REIT(b)	497
76	JBG SMITH Properties REIT	2,802
104	Kennedy-Wilson Holdings, Inc.	1,971
77	Kilroy Realty Corp. REIT	5,519
63	Kite Realty Group Trust REIT	927
67	Lamar Advertising Co., Class A REIT	4,269
91	LaSalle Hotel Properties REIT	2,691
165	Lexington Realty Trust REIT	1,327
36	Life Storage, Inc. REIT	3,184
30	LTC Properties, Inc. REIT	1,085
65	Mack-Cali Realty Corp. REIT	1,116
13	Marcus & Millichap, Inc.(b)	444
289	Medical Properties Trust, Inc. REIT	3,693
58	MGM Growth Properties LLC, Class A REIT	1,622
50	Monmouth Real Estate Investment Corp. REIT	782
32	National Health Investors, Inc. REIT	2,185
38	National Storage Affiliates Trust REIT	1,000
62	New Senior Investment Group, Inc. REIT	534
12	New York REIT, Inc. REIT	259
12	NexPoint Residential Trust, Inc. REIT	321
40	NorthStar Realty Europe Corp. REIT	580
153	Omega Healthcare Investors, Inc. REIT	3,975
10	One Liberty Properties, Inc. REIT	238
106	Outfront Media, Inc. REIT	1,988
172	Paramount Group, Inc. REIT	2,468
157	Park Hotels & Resorts, Inc. REIT	4,518
53	Pebblebrook Hotel Trust REIT	1,854
53	Pennsylvania Real Estate Investment Trust REIT	513
144	Physicians Realty Trust REIT	2,151
111	Piedmont Office Realty Trust, Inc., Class A REIT	1,989
47	PotlatchDeltic Corp. REIT	2,437
25	Preferred Apartment Communities, Inc., Class A REIT	368

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate (continued)
16	PS Business Parks, Inc. REIT	$1,844
41	QTS Realty Trust, Inc., Class A REIT	1,451
71	Quality Care Properties, Inc. REIT(b)	1,560
60	Ramco-Gershenson Properties Trust REIT	717
103	Rayonier, Inc. REIT	3,831
14	RE/MAX Holdings, Inc., Class A	758
105	Realogy Holdings Corp.	2,605
83	Retail Opportunity Investments Corp. REIT	1,428
180	Retail Properties of America, Inc., Class A REIT	2,077
60	Rexford Industrial Realty, Inc. REIT	1,833
141	RLJ Lodging Trust REIT	2,929
5	RMR Group, Inc. (The), Class A	372
37	Ryman Hospitality Properties, Inc. REIT	2,900
145	Sabra Health Care REIT, Inc. REIT	2,655
10	Saul Centers, Inc. REIT	479
51	Select Income REIT	967
191	Senior Housing Properties Trust REIT	2,974
19	Seritage Growth Properties, Class A REIT	676
368	Spirit Realty Capital, Inc. REIT	2,962
38	St. Joe Co. (The)(b)	656
80	STAG Industrial, Inc., Class A REIT	1,966
136	STORE Capital Corp. REIT	3,431
79	Summit Hotel Properties, Inc. REIT	1,144
63	Sun Communities, Inc. REIT	5,913
182	Sunstone Hotel Investors, Inc. REIT	2,839
73	Tanger Factory Outlet Centers, Inc. REIT	1,602
49	Taubman Centers, Inc. REIT	2,743
16	Tejon Ranch Co.(b)	389
47	Terreno Realty Corp. REIT	1,746
36	Tier REIT, Inc. REIT	684
23	UMH Properties, Inc. REIT	311
127	Uniti Group, Inc. REIT	2,289
10	Universal Health Realty Income Trust REIT	599
87	Urban Edge Properties REIT	1,790
23	Urstadt Biddle Properties, Inc., Class A REIT	457
141	Washington Prime Group, Inc. REIT	912
64	Washington Real Estate Investment Trust REIT	1,838
98	Weingarten Realty Investors REIT	2,692
29	Whitestone REIT	315
84	WP Carey, Inc. REIT	5,363
81	Xenia Hotels & Resorts, Inc. REIT	1,668

		266,085

	Telecommunication Services—0.4%
9	ATN International, Inc.	477
27	Boingo Wireless, Inc.(b)	633
29	Cincinnati Bell, Inc.(b)	439
33	Cogent Communications Holdings, Inc.	1,556
52	Consolidated Communications Holdings, Inc.	588
60	Frontier Communications Corp.	498
623	Globalstar, Inc.(b)	381
13	IDT Corp., Class B	70
63	Iridium Communications, Inc.(b)	750
52	ORBCOMM, Inc.(b)	469
7	pdvWireless, Inc.(b)	204
36	Shenandoah Telecommunications Co.	1,359
16	Spok Holdings, Inc.	238

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Telecommunication Services (continued)
75	Telephone & Data Systems, Inc.	$2,050
10	United States Cellular Corp.(b)	396
162	Vonage Holdings Corp.(b)	1,811
145	Windstream Holdings, Inc.	225

		12,144

	Utilities—3.3%
21	8Point3 Energy Partners LP, Class A	254
41	ALLETE, Inc.	3,133
28	American States Water Co.	1,560
141	Aqua America, Inc.	4,956
12	AquaVenture Holdings Ltd.(b)	176
51	Avista Corp.	2,645
41	Black Hills Corp.	2,324
37	California Water Service Group	1,434
12	Chesapeake Utilities Corp.	912
9	Connecticut Water Service, Inc.	612
31	El Paso Electric Co.	1,583
173	Great Plains Energy, Inc.	5,662
87	Hawaiian Electric Industries, Inc.	3,018
39	IDACORP, Inc.	3,627
148	MDU Resources Group, Inc.	4,169
27	MGE Energy, Inc.	1,567
12	Middlesex Water Co.	500
62	National Fuel Gas Co.	3,184
70	New Jersey Resources Corp.	2,894
41	NextEra Energy Partners LP	1,708
22	Northwest Natural Gas Co.	1,349
37	NorthWestern Corp.	2,033
246	NRG Energy, Inc.	7,626
26	NRG Yield, Inc., Class A	458
48	NRG Yield, Inc., Class C	854
40	ONE Gas, Inc.	2,789
29	Ormat Technologies, Inc.	1,679
27	Otter Tail Corp.	1,184
62	Pattern Energy Group, Inc., Class A	1,127
61	PNM Resources, Inc.	2,419
71	Portland General Electric Co.	3,016
12	SJW Corp.	725
61	South Jersey Industries, Inc.	1,885
37	Southwest Gas Holdings, Inc.	2,701
9	Spark Energy, Inc., Class A	112
37	Spire, Inc.	2,670
28	TerraForm Power, Inc., Class A	312
11	Unitil Corp.	534
66	Vectren Corp.	4,638
41	WGL Holdings, Inc.	3,489
10	York Water Co. (The)	322

		87,840

	Total Investments in Securities (Cost $2,537,632)—100.0%	2,673,897
	Other assets less liabilities—(0.0)%	(122)

	Net Assets—100.0%	$2,673,775

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco PureBetaSM US Aggregate Bond ETF (PBND)

April 30, 2018

(Unaudited)

Portfolio Composition
Asset Group (% of the Fund’s Net Assets) as of April 30, 2018
U.S. Treasury Securities	39.1
Corporate Bonds and Notes	28.1
U.S. Government Sponsored Agency Mortgage-Backed Securities	23.6
Sovereign Debt Obligations	3.1
U.S. Government Sponsored Agency Securities	2.1
Commercial Mortgage-Backed Securities	1.9
Asset Backed Securities	0.9
Municipal Bonds	0.6
Money Market Fund Plus Other Assets Less Liabilities	0.6

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Treasury Securities—39.1%
	U.S. Treasury Bonds—11.7%
$200,000	U.S. Treasury Bonds	7.625%	11/15/2022	$241,731
200,000	U.S. Treasury Bonds	6.250	08/15/2023	233,871
100,000	U.S. Treasury Bonds	7.500	11/15/2024	127,703
200,000	U.S. Treasury Bonds	6.625	02/15/2027	257,680
100,000	U.S. Treasury Bonds	5.250	11/15/2028	120,881
100,000	U.S. Treasury Bonds	4.500	02/15/2036	121,057
200,000	U.S. Treasury Bonds	4.250	05/15/2039	238,254
100,000	U.S. Treasury Bonds	4.500	08/15/2039	123,164
100,000	U.S. Treasury Bonds	4.375	11/15/2039	121,281
100,000	U.S. Treasury Bonds	4.750	02/15/2041	127,861
200,000	U.S. Treasury Bonds	2.750	08/15/2042	188,988
100,000	U.S. Treasury Bonds	2.875	05/15/2043	96,414
50,000	U.S. Treasury Bonds	3.750	11/15/2043	55,871
200,000	U.S. Treasury Bonds	3.625	02/15/2044	219,180
200,000	U.S. Treasury Bonds	2.875	08/15/2045	191,977
200,000	U.S. Treasury Bonds	2.250	08/15/2046	168,188
200,000	U.S. Treasury Bonds	3.000	05/15/2047	196,363

	(Cost $2,954,376)			2,830,464

	U.S. Treasury Notes—27.4%
200,000	U.S. Treasury Notes	1.500	05/31/2019	198,293
200,000	U.S. Treasury Notes	0.875	07/31/2019	196,379
100,000	U.S. Treasury Notes	3.625	08/15/2019	101,568
200,000	U.S. Treasury Notes	0.750	08/15/2019	195,910
200,000	U.S. Treasury Notes	1.625	08/31/2019	198,023
200,000	U.S. Treasury Notes	0.875	09/15/2019	195,914
200,000	U.S. Treasury Notes	3.375	11/15/2019	202,867
200,000	U.S. Treasury Notes	1.625	12/31/2019	197,363
200,000	U.S. Treasury Notes	1.250	02/29/2020	195,637
200,000	U.S. Treasury Notes	1.375	04/30/2020	195,652
200,000	U.S. Treasury Notes	1.500	06/15/2020	195,828
200,000	U.S. Treasury Notes	2.625	08/15/2020	200,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco PureBetaSM US Aggregate Bond ETF (PBND) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Treasury Securities (continued)
	U.S. Treasury Notes (continued)
$200,000	U.S. Treasury Notes	1.375%	10/31/2020	$194,231
100,000	U.S. Treasury Notes	2.625	11/15/2020	100,107
250,000	U.S. Treasury Notes	1.625	11/30/2020	244,038
100,000	U.S. Treasury Notes	1.750	12/31/2020	97,846
200,000	U.S. Treasury Notes	1.250	03/31/2021	192,324
200,000	U.S. Treasury Notes	3.125	05/15/2021	202,781
200,000	U.S. Treasury Notes	1.125	06/30/2021	190,715
200,000	U.S. Treasury Notes	1.125	09/30/2021	189,820
200,000	U.S. Treasury Notes	1.750	11/30/2021	193,543
200,000	U.S. Treasury Notes	1.875	11/30/2021	194,512
200,000	U.S. Treasury Notes	2.000	02/15/2022	194,930
200,000	U.S. Treasury Notes	1.875	03/31/2022	193,762
200,000	U.S. Treasury Notes	1.750	05/15/2022	192,563
200,000	U.S. Treasury Notes	2.125	06/30/2022	195,242
100,000	U.S. Treasury Notes	2.000	02/15/2023	96,535
200,000	U.S. Treasury Notes	1.500	02/28/2023	188,441
200,000	U.S. Treasury Notes	2.750	11/15/2023	199,231
200,000	U.S. Treasury Notes	2.250	01/31/2024	193,754
200,000	U.S. Treasury Notes	2.000	06/30/2024	190,199
200,000	U.S. Treasury Notes	2.375	08/15/2024	194,277
200,000	U.S. Treasury Notes	2.000	02/15/2025	188,996
200,000	U.S. Treasury Notes	2.250	11/15/2025	191,020
50,000	U.S. Treasury Notes	1.625	05/15/2026	45,359
100,000	U.S. Treasury Notes	1.500	08/15/2026	89,500
200,000	U.S. Treasury Notes	2.000	11/15/2026	185,965

	(Cost $6,782,154)			6,613,500

	Total U.S. Treasury Securities (Cost $9,736,530)			9,443,964

	Corporate Bonds and Notes—28.1%
	Aerospace/Defense—0.4%
100,000	United Technologies Corp.	4.500	06/01/2042	98,918

	Agriculture—0.4%
100,000	Philip Morris International, Inc.	4.125	03/04/2043	95,121

	Airlines—0.4%
100,000	Delta Air Lines, Inc.	2.875	03/13/2020	99,530

	Auto Manufacturers—0.8%
200,000	Ford Motor Credit Co. LLC	2.021	05/03/2019	197,958

	Banks—5.9%
100,000	Bank of America Corp., MTN	3.875	08/01/2025	99,221
100,000	Bank of New York Mellon Corp. (The), MTN	2.200	08/16/2023	93,901
200,000	Barclays PLC (United Kingdom)	3.250	01/12/2021	198,435
100,000	Citigroup, Inc.	8.125	07/15/2039	145,265
100,000	Goldman Sachs Group, Inc. (The)	2.875	02/25/2021	98,848
200,000	HSBC Holdings PLC (United Kingdom)	3.900	05/25/2026	197,863
100,000	JPMorgan Chase & Co.	2.250	01/23/2020	98,880
100,000	Kreditanstalt Fuer Wiederaufbau (Germany)	1.625	05/29/2020	97,920
100,000	Morgan Stanley, Series F, GMTN	3.875	04/29/2024	99,962
100,000	Toronto-Dominion Bank (The) (Canada)	3.625	09/15/2031	94,796
100,000	Wells Fargo & Co.	3.069	01/24/2023	97,393
100,000	Westpac Banking Corp. (Australia)	1.600	08/19/2019	98,434

				1,420,918

	Beverages—0.7%
150,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	5.000	04/15/2020	155,822

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco PureBetaSM US Aggregate Bond ETF (PBND) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Biotechnology—0.8%
$100,000	Amgen, Inc.	4.663%	06/15/2051	$100,331
100,000	Gilead Sciences, Inc.	2.550	09/01/2020	99,275

				199,606

	Chemicals—0.8%
100,000	Dow Chemical Co. (The)	4.375	11/15/2042	97,934
100,000	Sherwin-Williams Co. (The)	4.500	06/01/2047	98,367

				196,301

	Diversified Financial Services—0.8%
100,000	Air Lease Corp.	3.625	04/01/2027	93,498
100,000	American Express Credit Corp., MTN	2.200	03/03/2020	98,766

				192,264

	Electric—2.1%
100,000	Commonwealth Edison Co.	2.150	01/15/2019	99,751
100,000	Dominion Energy, Inc.	3.625	12/01/2024	98,522
100,000	Exelon Corp.	2.850	06/15/2020	99,054
100,000	Georgia Power Co.	4.300	03/15/2043	99,780
100,000	Pacific Gas & Electric Co.	6.050	03/01/2034	117,790

				514,897

	Environmental Control—0.4%
100,000	Waste Management, Inc.	3.900	03/01/2035	98,264

	Food—0.4%
100,000	Kraft Heinz Foods Co.	5.200	07/15/2045	99,621

	Healthcare-Products—0.5%
100,000	Abbott Laboratories	4.900	11/30/2046	108,633

	Healthcare-Services—0.4%
100,000	UnitedHealth Group, Inc.	2.125	03/15/2021	97,400

	Housewares—0.4%
100,000	Newell Brands, Inc.	2.875	12/01/2019	99,455

	Insurance—1.3%
100,000	Berkshire Hathaway Finance Corp.	2.900	10/15/2020	100,549
100,000	MetLife, Inc.	6.400	12/15/2066	109,000
100,000	Travelers Cos., Inc. (The)	5.900	06/02/2019	102,971

				312,520

	Iron/Steel—0.5%
100,000	Vale Overseas Ltd. (Brazil)	6.250	08/10/2026	110,540

	Machinery-Diversified—0.4%
100,000	John Deere Capital Corp., MTN	1.250	10/09/2019	97,929

	Media—0.8%
100,000	Comcast Corp.	2.750	03/01/2023	96,900
100,000	Time Warner, Inc.	4.875	03/15/2020	103,334

				200,234

	Miscellaneous Manufacturing—0.5%
100,000	General Electric Co., Series A, GMTN	6.750	03/15/2032	122,963

	Multi-National—1.2%
100,000	African Development Bank (Supranational)	1.125	09/20/2019	98,069
100,000	Asian Development Bank (Supranational)	1.875	10/23/2018	99,832
100,000	Asian Development Bank, GMTN (Supranational)	1.750	01/10/2020	98,618

				296,519

	Office/Business Equipment—0.4%
100,000	Pitney Bowes, Inc.	4.125	05/15/2022	94,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco PureBetaSM US Aggregate Bond ETF (PBND) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes (continued)
	Oil & Gas—2.0%
$100,000	Anadarko Petroleum Corp.	3.450%	07/15/2024	$96,378
100,000	BP Capital Markets PLC (United Kingdom)	3.119	05/04/2026	95,778
100,000	Chevron Corp.	1.561	05/16/2019	99,068
100,000	Exxon Mobil Corp.	2.726	03/01/2023	98,203
100,000	Valero Energy Corp.	3.400	09/15/2026	95,777

				485,204

	Pharmaceuticals—0.8%
100,000	AbbVie, Inc.	3.600	05/14/2025	96,911
100,000	CVS Health Corp.	2.875	06/01/2026	91,443

				188,354

	Pipelines—0.9%
100,000	Energy Transfer Partners LP	6.125	12/15/2045	102,714
100,000	TransCanada PipeLines Ltd. (Canada)	4.625	03/01/2034	102,590

				205,304

	REITs—0.8%
100,000	American Tower Corp.	3.500	01/31/2023	98,748
100,000	Boston Properties LP	3.800	02/01/2024	99,529

				198,277

	Retail—0.5%
100,000	Home Depot, Inc. (The)	5.875	12/16/2036	125,494

	Semiconductors—0.4%
100,000	Intel Corp.	2.700	12/15/2022	98,048

	Software—0.8%
100,000	Microsoft Corp.	3.700	08/08/2046	96,194
100,000	Oracle Corp.	1.900	09/15/2021	96,561

				192,755

	Telecommunications—1.2%
100,000	AT&T, Inc.	3.400	05/15/2025	95,380
100,000	Cisco Systems, Inc.	2.125	03/01/2019	99,752
100,000	Verizon Communications, Inc.	5.012	04/15/2049	99,999

				295,131

	Transportation—0.4%
100,000	Burlington Northern Santa Fe LLC	3.050	09/01/2022	99,222

	Total Corporate Bonds and Notes (Cost $7,053,378)			6,797,827

	U.S. Government Sponsored Agency Mortgage-Backed Securities—23.6%
	Collateralized Mortgage Obligations—23.6%
233,411	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	11/01/2028	233,323
108,406	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	02/01/2043	108,570
215,841	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	05/01/2045	215,365
75,542	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	03/01/2046	75,375
431,262	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	06/01/2046	416,638
232,106	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	08/01/2047	236,978
241,469	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	10/01/2047	240,076
95,702	Federal National Mortgage Association (FNMA)	3.500	12/01/2028	96,965
222,523	Federal National Mortgage Association (FNMA)	3.500	10/01/2042	222,508
363,015	Federal National Mortgage Association (FNMA)	3.500	08/01/2045	361,322
354,961	Federal National Mortgage Association (FNMA)	3.000	09/01/2046	343,071
321,404	Federal National Mortgage Association (FNMA)	3.000	12/01/2046	311,538
182,191	Federal National Mortgage Association (FNMA)	3.000	12/01/2046	176,083
231,917	Federal National Mortgage Association (FNMA)	3.500	08/01/2047	230,619
282,162	Federal National Mortgage Association (FNMA)	4.000	09/01/2047	287,938
378,882	Federal National Mortgage Association (FNMA)	4.000	10/01/2047	386,657

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco PureBetaSM US Aggregate Bond ETF (PBND) (continued)

April 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Government Sponsored Agency Mortgage-Backed Securities (continued)
	Collateralized Mortgage Obligations (continued)
$97,404	Federal National Mortgage Association (FNMA)	4.000%	12/01/2047	$99,492
80,406	Government National Mortgage Association (GNMA)	3.500	04/20/2042	80,999
95,232	Government National Mortgage Association (GNMA)	4.000	11/15/2046	97,823
478,124	Government National Mortgage Association (GNMA)	3.000	11/20/2046	466,591
199,779	Government National Mortgage Association (GNMA)	4.000	05/20/2047	204,969
478,694	Government National Mortgage Association (GNMA)	3.500	08/20/2047	479,948
340,138	Government National Mortgage Association (GNMA)	3.500	09/20/2047	341,037

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $5,911,659)			5,713,885

	Sovereign Debt Obligations—3.1%
	Canada—0.4%
100,000	Province of Alberta Canada	2.200	07/26/2022	96,243

	Hungary—0.9%
200,000	Hungary Government International Bond	5.375	02/21/2023	214,396

	Indonesia—0.6%
100,000	Indonesia Government International Bond(a)	8.500	10/12/2035	140,259

	Japan—0.8%
200,000	Japan Bank For International Cooperation	2.875	06/01/2027	194,295

	Mexico—0.4%
100,000	Mexico Government International Bond, GMTN	4.750	03/08/2044	94,250

	Total Sovereign Debt Obligations (Cost $775,742)			739,443

	U.S. Government Sponsored Agency Securities— 2.1%
150,000	Federal Home Loan Banks (FHLB)	1.250	01/16/2019	149,029
100,000	Federal Home Loan Mortgage Corp. (FHLMC)	2.375	01/13/2022	98,554
150,000	Federal National Mortgage Association (FNMA)	1.000	08/28/2019	147,280
100,000	Resolution Funding Corp., Series A	8.625	01/15/2021	115,342

	Total U.S. Government Sponsored Agency Securities (Cost $518,197)			510,205

	Commercial Mortgage-Backed Securities— 1.9%
100,000	COMM Mortgage Trust, Class A5, Ser. 2015-CR22	3.309	03/10/2048	98,247
200,000	Wells Fargo Commercial Mortgage Trust, Class A4, Ser. 2015-NXS2	3.498	07/15/2058	198,814
100,000	Wells Fargo Commercial Mortgage Trust, Class B, Series 2015-LC20	3.719	04/15/2050	98,273
50,000	WFRBS Commercial Mortgage Trust, Class C, Series 2012-C9	4.543	11/15/2045	50,061

	Total Commercial Mortgage-Backed Securities (Cost $460,845)			445,395

	Asset Backed Securities— 0.9%
200,000	Capital One Multi-Asset Execution Trust, Class A4, Ser. 2016-A4	1.330	06/15/2022	196,508
14,062	Santander Drive Auto Receivables Trust, Class C, Ser. 2014-2	2.330	11/15/2019	14,061

	Total Asset Backed Securities (Cost $212,660)			210,569

	Municipal Bonds—0.6%
	Ad Valorem Property Tax—0.6%
100,000	California State Various Purpose Ser. 09 (Cost $153,185)	7.550	04/01/2039	149,792

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco PureBetaSM US Aggregate Bond ETF (PBND) (continued)

April 30, 2018

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.3%
83,822	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 1.59%(b) (Cost $83,822)	$83,822

	Total Investments in Securities (Cost $24,906,018)—99.7%	24,094,902
	Other assets less liabilities—0.3%	72,682

	Net Assets—100.0%	$24,167,584

Investment Abbreviations:

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

Ser.—Series

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2018 represented less than 1% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

(This Page Intentionally Left Blank)

59

Statements of Assets and Liabilities

April 30, 2018

(Unaudited)

	Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)	Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)	Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
Assets:
Unaffiliated investments in securities, at value(a)	$2,480,469	$2,598,924	$2,469,440
Affiliated investments in securities, at value	489	—	119,221
Cash	73,248	—	—
Receivables:
Dividends and interest	3,596	10,657	2,600
Foreign tax reclaims	—	812	7
Investments sold	—	25	396

Total Assets	2,557,802	2,610,418	2,591,664

Liabilities:
Due to custodian	—	3,605	1,157
Payables:
Investments purchased	73,248	7,106	—
Accrued unitary management fees	137	149	300

Total Liabilities	73,385	10,860	1,457

Net Assets	$2,484,417	$2,599,558	$2,590,207

Net Assets Consist of:
Shares of beneficial interest	$2,500,025	$2,500,025	$2,500,025
Undistributed net investment income	20,165	17,840	7,072
Undistributed net realized gain (loss)	(1,572)	2,077	1,449
Net unrealized appreciation (depreciation)	(34,201)	79,616	81,661

Net Assets	$2,484,417	$2,599,558	$2,590,207

Shares outstanding (unlimited amount authorized, $0.01 par value)	100,001	100,001	100,001
Net asset value	$24.84	$26.00	$25.90

Market price	$24.85	$26.08	$25.77

Unaffiliated investments in securities, at cost	$2,514,670	$2,519,092	$2,389,758

Affiliated investments in securities, at cost	$489	$—	$117,218

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco PureBetaSM MSCI USA ETF (PBUS)	Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)	Invesco PureBetaSM US Aggregate Bond ETF (PBND)

$2,645,239	$2,672,517	$24,011,080
1,304	1,380	83,822
—	—	—

2,232	929	167,672
—	—	—
—	8	198,590

2,648,775	2,674,834	24,461,164

1,297	927	—

—	—	292,593
87	132	987

1,384	1,059	293,580

$2,647,391	$2,673,775	$24,167,584

$2,500,025	$2,500,025	$25,000,025
5,226	5,588	(12,304)
1,364	31,897	(9,021)
140,776	136,265	(811,116)

$2,647,391	$2,673,775	$24,167,584

100,001	100,001	1,000,001
$26.47	$26.74	$24.17

$26.52	$26.80	$24.16

$2,504,258	$2,536,176	$24,822,196

$1,509	$1,456	$83,822

61

Statements of Operations

For the six months ended April 30, 2018

(Unaudited)

	Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)	Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)	Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
Investment Income:
Unaffiliated dividend income	$—	$41,774	$20,042
Affiliated dividend income	72	5	4
Non-cash dividend income	—	526	3,526
Unaffiliated interest income	6,632	—	—
Treasury Inflation-Protected Securities inflation adjustment	26,302	—	—
Foreign withholding tax	—	(5,315)	(1,656)

Total Income	33,006	36,990	21,916

Expenses:
Unitary management fees	862	899	1,829

Less: Waivers	(9)	(1)	(1)

Net Expenses	853	898	1,828

Net Investment Income	32,153	36,092	20,088

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Unaffiliated investment securities	(1,572)	2,861	2,523
Affiliated investment securities	—	—	118
Foreign currencies	—	19	(132)

Net realized gain (loss)	(1,572)	2,880	2,509

Change in net unrealized appreciation (depreciation) on:
Unaffiliated investment securities	(26,934)	45,928	78,678
Affiliated investment securities	—	—	212
Foreign currencies	—	(157)	(20)

Net change in unrealized appreciation (depreciation)	(26,934)	45,771	78,870

Net realized and unrealized gain (loss)	(28,506)	48,651	81,379

Net increase (decrease) in net assets resulting from operations	$3,647	$84,743	$101,467

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco PureBetaSM MSCI USA ETF (PBUS)	Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)	Invesco PureBetaSM US Aggregate Bond ETF (PBND)

$25,191	$19,483	$—
35	79	984
—	490	—
—	—	311,708
—	—	—
(1)	(12)	—

25,225	20,040	312,692

531	797	6,101

(1)	(1)	(154)

530	796	5,947

24,695	19,244	306,745

1,984	31,996	(7,998)
—	—	—
—	—	—

1,984	31,996	(7,998)

74,363	33,200	(773,017)
(307)	(84)	—
—	—	—

74,056	33,116	(773,017)

76,040	65,112	(781,015)

$100,735	$84,356	$(474,270)

63

Statements of Changes in Net Assets

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)		Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)
	April 30, 2018	October 31, 2017(a)	April 30, 2018	October 31, 2017(a)
Operations:
Net investment income	$32,153	$6,060	$36,092	$6,543
Net realized gain (loss)	(1,572)	—	2,880	(3,629)
Net change in unrealized appreciation (depreciation)	(26,934)	(7,267)	45,771	33,845

Net increase (decrease) in net assets resulting from operations	3,647	(1,207)	84,743	36,759

Distributions to Shareholders from:
Net investment income	(18,048)	—	(21,969)	—

Shareholder Transactions:
Proceeds from shares sold	—	2,500,025	—	2,500,025

Net increase in net assets resulting from shares transactions	—	2,500,025	—	2,500,025

Increase (Decrease) in Net Assets	(14,401)	2,498,818	62,774	2,536,784

Net Assets:
Beginning of period	2,498,818	—	2,536,784	—

End of period	$2,484,417	$2,498,818	$2,599,558	$2,536,784

Undistributed net investment income at end of period	$20,165	$6,060	$17,840	$3,717

Changes in Shares Outstanding:
Shares sold	—	100,001	—	100,001
Shares repurchased	—	—	—	—
Shares outstanding, beginning of period	100,001	—	100,001	—

Shares outstanding, end of period	100,001	100,001	100,001	100,001

(a)	For the period September 19, 2017 (commencement of investment operations) through October 31, 2017.
(b)	For the period September 27, 2017 (commencement of investment operations) through October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)		Invesco PureBetaSM MSCI USA ETF (PBUS)		Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)		Invesco PureBetaSM US Aggregate Bond ETF (PBND)
April 30, 2018	October 31, 2017(a)	April 30, 2018	October 31, 2017(a)	April 30, 2018	October 31, 2017(a)	April 30, 2018	October 31, 2017(b)

$20,088	$2,800	$24,695	$3,638	$19,244	$3,423	$306,745	$55,067
2,509	990	1,984	(620)	31,996	(99)	(7,998)	—
78,870	2,791	74,056	66,720	33,116	103,149	(773,017)	(38,099)

101,467	6,581	100,735	69,738	84,356	106,473	(474,270)	16,968

(17,866)	—	(23,107)	—	(17,079)	—	(322,419)	(52,720)

—	2,500,025	—	2,500,025	—	2,500,025	—	25,000,025

—	2,500,025	—	2,500,025	—	2,500,025	—	25,000,025

83,601	2,506,606	77,628	2,569,763	67,277	2,606,498	(796,689)	24,964,273

2,506,606	—	2,569,763	—	2,606,498	—	24,964,273	—

$2,590,207	$2,506,606	$2,647,391	$2,569,763	$2,673,775	$2,606,498	$24,167,584	$24,964,273

$7,072	$4,850	$5,226	$3,638	$5,588	$3,423	$(12,304)	$3,370

—	100,001	—	100,001	—	100,001	—	1,000,001
—	—	—	—	—	—	—	—
100,001	—	100,001	—	100,001	—	1,000,001	—

100,001	100,001	100,001	100,001	100,001	100,001	1,000,001	1,000,001

65

Financial Highlights

Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)

	Six Months Ended April 30, 2018 (Unaudited)		For the Period September 19, 2017(a) Through October 31, 2017

Per Share Operating Performance:
Net asset value at beginning of period	$24.99		$25.00
Net investment income(b)	0.32		0.06
Net realized and unrealized gain (loss) on investments	(0.29)		(0.07)
Total from investment operations	0.03		(0.01)
Distributions to shareholders from:
Net investment income	(0.18)		—
Net asset value at end of period	$24.84		$24.99
Market price at end of period(c)	$24.85		$24.99
Net Asset Value Total Return(d)	0.13%		(0.04	)%(e)
Market Price Total Return(d)	0.17%		(0.04	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,484		$2,499
Ratio to average net assets of:
Expenses	0.07	%(f)	0.07	%(f)
Net investment income	2.61	%(f)	2.22	%(f)
Portfolio turnover rate(g)	6%		0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 22, 2017, the first day of trading on the exchange) to October 31, 2017 was 0.12%. The market price total return from Fund Inception to October 31, 2017 was 0.12%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)

	Six Months Ended April 30, 2018 (Unaudited)		For the Period September 19, 2017(a) Through October 31, 2017

Per Share Operating Performance:
Net asset value at beginning of period	$25.37		$25.00
Net investment income(b)	0.36		0.07
Net realized and unrealized gain on investments	0.49		0.30
Total from investment operations	0.85		0.37
Distributions to shareholders from:
Net investment income	(0.22)		—
Net asset value at end of period	$26.00		$25.37
Market price at end of period(c)	$26.08		$25.54
Net Asset Value Total Return(d)	3.36%		1.48	%(e)
Market Price Total Return(d)	2.98%		2.16	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,600		$2,537
Ratio to average net assets of:
Expenses	0.07	%(f)	0.07	%(f)
Net investment income	2.81	%(f)	2.38	%(f)
Portfolio turnover rate(g)	3%		2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 22, 2017, the first day of trading on the exchange) to October 31, 2017 was 1.80%. The market price total return from Fund Inception to October 31, 2017 was 2.12%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Financial Highlights (continued)

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)

	Six Months Ended April 30, 2018 (Unaudited)		For the Period September 19, 2017(a) Through October 31, 2017

Per Share Operating Performance:
Net asset value at beginning of period	$25.07		$25.00
Net investment income(b)	0.20		0.03
Net realized and unrealized gain on investments	0.81		0.04
Total from investment operations	1.01		0.07
Distributions to shareholders from:
Net investment income	(0.18)		—
Net asset value at end of period	$25.90		$25.07
Market price at end of period(c)	$25.77		$25.20
Net Asset Value Total Return(d)	4.03%		0.28	%(e)
Market Price Total Return(d)	2.97%		0.80	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,590		$2,507
Ratio to average net assets of:
Expenses	0.14	%(f)	0.14	%(f)
Net investment income	1.54	%(f)	1.03	%(f)
Portfolio turnover rate(g)	10%		1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 22, 2017, the first day of trading on the exchange) to October 31, 2017 was 1.05%. The market price total return from Fund Inception to October 31, 2017 was (0.39)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco PureBetaSM MSCI USA ETF (PBUS)

	Six Months Ended April 30, 2018 (Unaudited)		For the Period September 19, 2017(a) Through October 31, 2017

Per Share Operating Performance:
Net asset value at beginning of period	$25.70		$25.00
Net investment income(b)	0.25		0.04
Net realized and unrealized gain on investments	0.75		0.66
Total from investment operations	1.00		0.70
Distributions to shareholders from:
Net investment income	(0.23)		—
Net asset value at end of period	$26.47		$25.70
Market price at end of period(c)	$26.52		$25.70
Net Asset Value Total Return(d)	3.88%		2.80	%(e)
Market Price Total Return(d)	4.08%		2.80	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,647		$2,570
Ratio to average net assets of:
Expenses	0.04	%(f)	0.04	%(f)
Net investment income	1.86	%(f)	1.31	%(f)
Portfolio turnover rate(g)	2%		0	%(h)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 22, 2017, the first day of trading on the exchange) to October 31, 2017 was 2.96%. The market price total return from Fund Inception to October 31, 2017 was 3.09%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Financial Highlights (continued)

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)

	Six Months Ended April 30, 2018 (Unaudited)		For the Period September 19, 2017(a) Through October 31, 2017

Per Share Operating Performance:
Net asset value at beginning of period	$26.06		$25.00
Net investment income(b)	0.19		0.04
Net realized and unrealized gain on investments	0.66		1.02
Total from investment operations	0.85		1.06
Distributions to shareholders from:
Net investment income	(0.17)		—
Net asset value at end of period	$26.74		$26.06
Market price at end of period(c)	$26.80		$26.08
Net Asset Value Total Return(d)	3.26%		4.24	%(e)
Market Price Total Return(d)	3.41%		4.32	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,674		$2,606
Ratio to average net assets of:
Expenses	0.06	%(f)	0.06	%(f)
Net investment income	1.45	%(f)	1.21	%(f)
Portfolio turnover rate(g)	8%		1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 22, 2017, the first day of trading on the exchange) to October 31, 2017 was 3.66%. The market price total return from Fund Inception to October 31, 2017 was 3.66%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)

	Six Months Ended April 30, 2018 (Unaudited)		For the Period September 27, 2017(a) Through October 31, 2017

Per Share Operating Performance:
Net asset value at beginning of period	$24.96		$25.00
Net investment income(b)	0.31		0.06
Net realized and unrealized gain (loss) on investments	(0.78)		(0.05)
Total from investment operations	(0.47)		0.01
Distributions to shareholders from:
Net investment income	(0.32)		(0.05)
Net asset value at end of period	$24.17		$24.96
Market price at end of period(c)	$24.16		$24.96
Net Asset Value Total Return(d)	(1.89)%		0.05	%(e)
Market Price Total Return(d)	(1.93)%		0.05	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$24,168		$24,964
Ratio to average net assets of:
Expenses, after Waivers	0.05	%(f)	0.04	%(f)
Expenses, prior to Waivers	0.05	%(f)	0.05	%(f)
Net investment income, after Waivers	2.51	%(f)	2.44	%(f)
Portfolio turnover rate(g)	11%		0	%(h)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (September 29, 2017, the first day of trading on the exchange) to October 31, 2017 was 0.01%. The market price total return from Fund Inception to October 31, 2017 was 0.29%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2018

(Unaudited)

Note 1. Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”), formerly PowerShares Exchange-Traded Fund Trust II, was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)	“PureBetaSM 0-5 Yr US TIPS ETF”
Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)	“PureBetaSM FTSE Developed ex-North America ETF”
Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)	“PureBetaSM FTSE Emerging Markets ETF”
Invesco PureBetaSM MSCI USA ETF (PBUS)	“PureBetaSM MSCI USA ETF”
Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)	“PureBetaSM MSCI USA Small Cap ETF”
Invesco PureBetaSM US Aggregate Bond ETF (PBND)	“PureBetaSM US Aggregate Bond ETF”

Effective June 4, 2018, the Funds’ names changed as part of an overall rebranding strategy whereby the PowerShares name was changed to the Invesco brand. This resulted in all references to the PowerShares name being changed to Invesco.

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
PureBetaSM 0-5 Yr US TIPS ETF	ICE BofAML 0-5 Year US Inflation-Linked Treasury IndexSM
PureBetaSM FTSE Developed ex-North America ETF	FTSE Developed ex North America Index
PureBetaSM FTSE Emerging Markets ETF	FTSE Emerging Index
PureBetaSM MSCI USA ETF	MSCI USA Index
PureBetaSM MSCI USA Small Cap ETF	MSCI USA Small Cap Index
PureBetaSM US Aggregate Bond ETF	ICE BofAML US Broad Market IndexSM

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options

69

not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments companies are valued using such company’s NAV per share, unless the shares are exchanged-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”), formerly Invesco PowerShares Capital Management LLC, determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the Shares. In addition, to the extent that APs exit

70

the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other AP is able to step forward to create or redeem Creation Units, that Fund’s Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund (except PureBetaSM 0-5 Yr US TIPS ETF and PureBetaSM US Aggregate Bond ETF) holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry or Geographic Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector, or, in a specific country or geographic region. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry, sector, country or region, each Fund will also concentrate its investments to approximately the same extent. By so concentrating its investments, a Fund may face more risks than if it were diversified broadly over numerous industries, sectors, countries or geographic regions. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV. Also, a natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact such Fund’s investments in the affected country or region.

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Portfolio Turnover Risk. PureBetaSM US Aggregate Bond ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. For each Fund (except PureBetaSM 0-5 Yr US TIPS ETF and PureBetaSM US Aggregate Bond ETF), investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Inflation-Linked Security Risk. For PureBetaSM 0-5 Yr US TIPS ETF, the value of inflation-linked securities generally will fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Foreign Investments Risk. For PureBetaSM FTSE Developed ex-North America ETF and PureBetaSM FTSE Emerging Markets ETF, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. As the Funds may invest in securities denominated

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in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Funds’ returns. Such risks may be exacerbated in emerging markets, where securities laws are relatively new and unsettled.

Currency Risk. PureBetaSM FTSE Developed ex-North America ETF and PureBetaSM FTSE Emerging Markets ETF may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because a Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases.

Sampling Risk. For PureBetaSM FTSE Emerging Markets ETF and PureBetaSM US Aggregate Bond ETF, the use of a representative sampling approach will result in each Fund holding a smaller number of securities than are in their Underlying Index. As a result, an adverse development to an issuer of securities held by each Fund could result in a greater decline in NAV than would be the case if each Fund held all of the securities in their Underlying Index. To the extent the assets in each Fund are smaller, these risks will be greater.

Liquidity Risk. For PureBetaSM 0-5 Yr US TIPS ETF and PureBetaSM US Aggregate Bond ETF, liquidity risk exists when a particular investment is difficult to purchase or sell. If each Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because each Fund may be unable to sell the illiquid securities at an advantageous time or price.

U.S. Government Obligations Risk. PureBetaSM 0-5 Yr US TIPS ETF and PureBetaSM US Aggregate Bond ETF may invest in U.S. government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Call Risk. For PureBetaSM US Aggregate Bond ETF, if interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercised such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund’s net investment income could fall.

Mortgage-Backed and Asset-Backed Securities Risk. For PureBetaSM US Aggregate Bond ETF, investments in mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value. In addition, TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction and counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund’s returns.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

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D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund (except for PureBetaSM US Aggregate Bond ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. PureBetaSM US Aggregate Bond ETF declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

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I. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

J. Treasury Inflation-Protected Securities

PureBetaSM 0-5 Yr US TIPS ETF may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as Treasury Inflation-Protected Securities inflation adjustment in the Statements of Operations, even though investors do not receive their principal until maturity.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
PureBetaSM 0-5 Yr US TIPS ETF	0.07%
PureBetaSM FTSE Developed ex-North America ETF	0.07%
PureBetaSM FTSE Emerging Markets ETF	0.14%
PureBetaSM MSCI USA ETF	0.04%
PureBetaSM MSCI USA Small Cap ETF	0.06%
PureBetaSM US Aggregate Bond ETF	0.05%

Further, through August 31, 2020, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2018, the Adviser waived fees for each Fund in the following amounts:

PureBetaSM 0-5 Yr US TIPS ETF	$9
PureBetaSM FTSE Developed ex-North America ETF	1
PureBetaSM FTSE Emerging Markets ETF	1
PureBetaSM MSCI USA ETF	1
PureBetaSM MSCI USA Small Cap ETF	1
PureBetaSM US Aggregate Bond ETF	154

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The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
PureBetaSM 0-5 Yr US TIPS ETF	ICE Data Indices, LLC
PureBetaSM FTSE Developed ex-North America ETF	FTSE International Ltd.
PureBetaSM FTSE Emerging Markets ETF	FTSE International Ltd.
PureBetaSM MSCI USA ETF	MSCI Inc.
PureBetaSM MSCI USA Small Cap ETF	MSCI Inc.
PureBetaSM US Aggregate Bond ETF	ICE Data Indices, LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Funds. The tables below show certain Funds’ transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended April 30, 2018.

PureBetaSM MSCI USA ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2018	Dividend Income
Invesco Ltd.	$1,611	$—	$—	$(307)	$—	$1,304	$35

PureBetaSM MSCI USA Small Cap ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2018	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$1,464	$—	$—	$(84)	$—	$1,380	$79

The Adviser also serves as the adviser for Invesco India ETF, and therefore Invesco India ETF is considered to be affiliated with the Funds. The table below shows PureBetaSM FTSE Emerging Markets ETF’s transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended April 30, 2018.

PureBetaSM FTSE Emerging Markets ETF

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2018	Dividend Income
Invesco India ETF	$86,671	$37,739	$(5,519)	$212	$118	$119,221	$—

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily

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available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of April 30, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six-month period ended April 30, 2018, PureBetaSM FTSE Developed ex-North America ETF had transfers Level 1 to Level 2 of $2,188,659, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
PureBetaSM 0-5 Yr US TIPS ETF
Investments in Securities
U.S. Treasury Securities	$—	$2,480,469	$—	$2,480,469
Money Market Fund	489	—	—	489

Total Investments	$489	$2,480,469	$—	$2,480,958

PureBetaSM FTSE Developed ex-North America ETF
Investments in Securities
Australia	$1,322	$166,247	$—	$167,569
Austria	—	6,971	—	6,971
Belgium	—	26,171	—	26,171
Chile	—	732	—	732
China	559	9,117	—	9,676
Denmark	524	38,996	—	39,520
Finland	1,020	24,582	—	25,602
France	3,050	248,025	—	251,075
Germany	36,249	196,194	—	232,443
Hong Kong	6,753	72,563	71	79,387
Indonesia	—	263	—	263
Ireland	1,620	13,143	—	14,763
Israel	284	11,602	—	11,886
Italy	109	60,863	—	60,972
Japan	255,208	372,151	—	627,359
Jersey Island	—	1,215	—	1,215
Jordan	—	388	—	388
Kazakhstan	—	468	—	468
Luxembourg	—	7,153	—	7,153
Macau	—	3,370	—	3,370
Mexico	—	509	—	509
Netherlands	783	110,223	—	111,006
New Zealand	2,023	3,391	—	5,414
Norway	3,925	12,302	—	16,227
Portugal	1,338	2,253	—	3,591
Russia	412	459	—	871

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	Level 1	Level 2	Level 3	Total
PureBetaSM FTSE Developed ex-North America ETF (continued)
Singapore	$309	$33,257	$—	$33,566
South Africa	—	2,988	—	2,988
South Korea	7,077	126,644	—	133,721
Spain	10,040	68,596	—	78,636
Sweden	6,178	56,450	—	62,628
Switzerland	—	193,553	—	193,553
Taiwan	—	61	—	61
United Arab Emirates	—	637	—	637
United Kingdom	34,516	342,314	—	376,830
United States	7,508	4,195	—	11,703

Total Investments	$380,807	$2,218,046	$71	$2,598,924

PureBetaSM FTSE Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,586,640	$782	$1,239	$2,588,661

PureBetaSM US Aggregate Bond ETF
Investments in Securities
U.S. Treasury Securities	$—	$9,443,964	$—	$9,443,964
Corporate Bonds and Notes	—	6,797,827	—	6,797,827
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	5,713,885	—	5,713,885
Sovereign Debt Obligations	—	739,443	—	739,443
U.S. Government Sponsored Agency Securities	—	510,205	—	510,205
Commercial Mortgage-Backed Securities	—	445,395	—	445,395
Asset Backed Securities	—	210,569	—	210,569
Municipal Bonds	—	149,792	—	149,792
Money Market Fund	83,822	—	—	83,822

Total Investments	$83,822	$24,011,080	$—	$24,094,902

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2017, as follows:

	Post-effective/ no expiration
	Short-Term	Long-Term	Total*
PureBetaSM 0-5 Yr US TIPS ETF	$—	$—	$—
PureBetaSM FTSE Developed ex-North America ETF	742	—	742
PureBetaSM FTSE Emerging Markets ETF	984	—	984
PureBetaSM MSCI USA ETF	620	—	620
PureBetaSM MSCI USA Small Cap ETF	73	—	73
PureBetaSM US Aggregate Bond ETF	1,023	—	1,023

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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Note 7. Investment Transactions

For the six-month period ended April 30, 2018, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
PureBetaSM FTSE Developed ex-North America ETF	$97,314	$82,095
PureBetaSM FTSE Emerging Markets ETF	279,865	269,392
PureBetaSM MSCI USA ETF	50,891	49,354
PureBetaSM MSCI USA Small Cap ETF	211,474	205,952
PureBetaSM US Aggregate Bond ETF	1,358,411	946,525

For the six-month period ended April 30, 2018, the cost of securities purchased and proceeds from sales of U.S. Treasury obligations (other than short-term securities, money market funds and in-kind transactions), for the PureBetaSM 0-5 Yr US TIPS ETF amounted to $443,062 and $136,204, respectively and for PureBetaSM US Aggregate Bond ETF amounted to $1,639,384 and $1,693,042, respectively.

At April 30, 2018, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
PureBetaSM 0-5 Yr US TIPS ETF	$195	$(34,396)	$(34,201)	$2,515,159
PureBetaSM FTSE Developed ex-North America ETF	183,168	(103,396)	79,772	2,519,152
PureBetaSM FTSE Emerging Markets ETF	222,724	(141,116)	81,608	2,507,053
PureBetaSM MSCI USA ETF	249,343	(108,567)	140,776	2,505,767
PureBetaSM MSCI USA Small Cap ETF	292,955	(156,716)	136,239	2,537,658
PureBetaSM US Aggregate Bond ETF	1,863	(812,979)	(811,116)	24,906,018

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares (100,000 Shares for PureBetaSM FTSE Developed ex-North America ETF, PureBetaSM FTSE Emerging Markets ETF and PureBetaSM US Aggregate Bond ETF). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in

78

the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

79

Fees and Expenses

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2018.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)
Actual	$1,000.00	$1,001.30	0.07%	$0.35
Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.07	0.35
Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)
Actual	1,000.00	1,033.60	0.07	0.35
Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.07	0.35
Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
Actual	1,000.00	1,040.30	0.14	0.71
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.14	0.70
Invesco PureBetaSM MSCI USA ETF (PBUS)
Actual	1,000.00	1,038.80	0.04	0.20
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.04	0.20
Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)
Actual	1,000.00	1,032.60	0.06	0.30
Hypothetical (5% return before expenses)	1,000.00	1,024.50	0.06	0.30
Invesco PureBetaSM US Aggregate Bond ETF (PBND)
Actual	1,000.00	981.10	0.05	0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.55	0.05	0.25

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2018. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

80

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 19, 2018, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 70 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA Momentum & Low Volatility Rotation Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares DWA Tactical International Rotation Portfolio

PowerShares DWA Tactical Multi-Asset Income Portfolio

PowerShares DWA Tactical Sector Rotation Portfolio

PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack Achievers™ Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Russell 1000 Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

PowerShares S&P 500 Enhanced Value Portfolio

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Low Volatility Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500 Momentum Portfolio

PowerShares S&P 500 Value With Momentum Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P Emerging Markets Momentum Portfolio

PowerShares S&P International Developed High Dividend Low Volatility Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P International Developed Momentum Portfolio

PowerShares S&P International Developed Quality Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Quality Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares Taxable Municipal Bond Portfolio

PowerShares Treasury Collateral Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Also at the April 19, 2018 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of

Effective June 4, 2018, the Trust and the PowerShares Funds became the Invesco ETFs and Invesco PowerShares Capital Management LLC became Invesco Capital Management LLC.

81

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser from its relationships with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio and PowerShares DWA Tactical International Rotation Portfolio, each of which had not commenced operations as of December 31, 2017) and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2017, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s Global Performance Measurement and Risk Group, an independent organization within Invesco, with respect to general expected tracking error ranges. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the since-inception and three-year periods for PowerShares Global Short Term High Yield Bond Portfolio, the three-year period for PowerShares LadderRite 0-5 Year Corporate Bond Portfolio, the five-year period for PowerShares New York AMT-Free Municipal Bond Portfolio and the one-year period for PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio’s, PowerShares New York AMT-Free Municipal Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for each such Fund’s correlation going forward. The Trustees noted that, for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including, for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses (including Acquired Fund Fees and Expenses, if any).

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

0.08%	PowerShares Treasury Collateral Portfolio

0.13%	PowerShares S&P 500 Enhanced Value Portfolio, PowerShares S&P 500 Momentum Portfolio (the Trustees noted that, prior to January 1, 2018, PowerShares S&P 500 Enhanced Value Portfolio’s and PowerShares S&P 500 Momentum Portfolio’s unitary advisory fee was 0.25%)

0.15%	PowerShares DWA Momentum & Low Volatility Rotation Portfolio, PowerShares DWA Tactical Sector Rotation Portfolio

0.20%:	PowerShares Russell 1000 Equal Weight Portfolio

0.22%:	PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

0.25%:	PowerShares 1-30 Laddered Treasury Portfolio, PowerShares DWA Tactical Multi-Asset Income Portfolio, PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:	PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares Taxable Municipal Bond Portfolio

0.29%:	PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, PowerShares S&P International Developed Quality Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Quality Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:	PowerShares DWA Tactical International Rotation Portfolio, PowerShares S&P 500 Value With Momentum Portfolio, PowerShares S&P 500® High Dividend Low Volatility Portfolio, PowerShares S&P International Developed High Dividend Low Volatility Portfolio, PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

0.35%:	PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Russell 1000 Low Beta Equal Weight Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed Momentum Portfolio

0.45%:	PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE International Low Beta Equal Weight Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P Emerging Markets Momentum Portfolio

0.49%:	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

0.50%:	PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Variable Rate Preferred Portfolio

0.55%	PowerShares International BuyBack AchieversTM Portfolio

0.60%:	PowerShares DWA SmallCap Momentum Portfolio

0.65%:	PowerShares Senior Loan Portfolio

0.75%:	PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:	PowerShares DWA Developed Markets Momentum Portfolio

0.90%:	PowerShares DWA Emerging Markets Momentum Portfolio

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds.

The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds (except for PowerShares DWA Momentum & Low Volatility Rotation Portfolio) were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees noted that the net expense ratio for PowerShares DWA Momentum & Low Volatility Rotation Portfolio was higher than the median net expense ratio of its open-end actively-managed peer funds.

83

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median[3]
PowerShares 1-30 Laddered Treasury Portfolio			X
PowerShares California AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares CEF Income Composite Portfolio	N/A	X	X
PowerShares Chinese Yuan Dim Sum Bond Portfolio	X	N/A	X
PowerShares DWA Developed Markets Momentum Portfolio			X
PowerShares DWA Emerging Markets Momentum Portfolio			X
PowerShares DWA Momentum & Low Volatility Rotation Portfolio	N/A	N/A	X
PowerShares DWA SmallCap Momentum Portfolio		X	X
PowerShares DWA Tactical International Rotation Portfolio			N/A
PowerShares DWA Tactical Multi-Asset Income Portfolio	N/A	N/A	X
PowerShares DWA Tactical Sector Rotation Portfolio	X	N/A	N/A
PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares Emerging Markets Infrastructure Portfolio		N/A	X
PowerShares Emerging Markets Sovereign Debt Portfolio			X
PowerShares FTSE International Low Beta Equal Weight Portfolio	X		X
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	X		X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		X	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	X		X
PowerShares FTSE RAFI Emerging Markets Portfolio	X		X
PowerShares Fundamental High Yield® Corporate Bond Portfolio		N/A	X
PowerShares Fundamental Investment Grade Corporate Bond Portfolio			X
PowerShares Global Agriculture Portfolio		N/A	X
PowerShares Global Clean Energy Portfolio		N/A	X
PowerShares Global Gold and Precious Metals Portfolio		N/A	X
PowerShares Global Short Term High Yield Bond Portfolio	X	N/A	X
PowerShares Global Water Portfolio		N/A	X
PowerShares International BuyBack AchieversTM Portfolio			X
PowerShares International Corporate Bond Portfolio			X
PowerShares KBW Bank Portfolio	X		X
PowerShares KBW High Dividend Yield Financial Portfolio	X		X
PowerShares KBW Premium Yield Equity REIT Portfolio	X		X
PowerShares KBW Property & Casualty Insurance Portfolio	X		X
PowerShares KBW Regional Banking Portfolio	X		X
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio			X
PowerShares National AMT-Free Municipal Bond Portfolio			X
PowerShares New York AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares Preferred Portfolio		N/A	X
PowerShares Russell 1000 Equal Weight Portfolio	X		X
PowerShares Russell 1000 Low Beta Equal Weight Portfolio			X
PowerShares S&P 500 Enhanced Value Portfolio		X	X
PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio			X
PowerShares S&P 500 High Beta Portfolio			X
PowerShares S&P 500® High Dividend Low Volatility Portfolio	X	X	X

84

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median[3]
PowerShares S&P 500® Low Volatility Portfolio			X
PowerShares S&P 500 Momentum Portfolio	X	X	X
PowerShares S&P 500 Value With Momentum Portfolio			X
PowerShares S&P Emerging Markets Low Volatility Portfolio	X	X	X
PowerShares S&P Emerging Markets Momentum Portfolio	X	X	X
PowerShares S&P International Developed High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed Momentum Portfolio	X		X
PowerShares S&P International Developed Quality Portfolio	X		X
PowerShares S&P MidCap Low Volatility Portfolio	X		X
PowerShares S&P SmallCap Consumer Discretionary Portfolio	X		X
PowerShares S&P SmallCap Consumer Staples Portfolio	X		X
PowerShares S&P SmallCap Energy Portfolio	X		X
PowerShares S&P SmallCap Financials Portfolio	X		X
PowerShares S&P SmallCap Health Care Portfolio	X		X
PowerShares S&P SmallCap High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Industrials Portfolio	X		X
PowerShares S&P SmallCap Information Technology Portfolio	X	X	X
PowerShares S&P SmallCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Materials Portfolio	X		X
PowerShares S&P SmallCap Quality Portfolio	X	X	X
PowerShares S&P SmallCap Utilities Portfolio	X	X	X
PowerShares Senior Loan Portfolio		N/A	X
PowerShares Taxable Municipal Bond Portfolio		N/A	X
PowerShares Treasury Collateral Portfolio	X	X	X
PowerShares Variable Rate Preferred Portfolio		X	X
PowerShares VRDO Tax-Free Weekly Portfolio		N/A	X

[1]	The information provided by the Adviser indicated that certain Funds did not have any comparable ETF peers. Those Funds have been designated in this column with an “N/A” for not available.

[2]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

[3]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end active fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares DWA Developed Markets Momentum Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares Senior Loan Portfolio, PowerShares Taxable Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio’s advisory fees and total expenses and the Lipper peer data. The Adviser explained in detail its view that it believes that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, noting, in particular, the unique underlying investment strategy and complexity of each Fund, the limited number of peers in the Lipper data, and/or the differing pricing philosophy of certain of the peers.

The Trustees also reviewed the fees, and any difference in fees, between each Fund that is structured as a fund-of-funds and invests in funds that comprise an index developed by Dorsey Wright & Associates, LLC (“DWA Fund-of-Funds”). The Trustees noted that the unitary advisory fees for the DWA Fund-of-Funds vary from 15 to 30 basis points. The Trustees considered the Adviser’s explanation

85

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

that the applicable license fee the Adviser pays with respect to each DWA Fund-of-Fund is dependent on the underlying funds in which the DWA Fund-of-Fund invests and that after payment of such license fee the variance between each DWA Fund-of-Fund’s unitary advisory fee is less. The Trustees noted that the unitary advisory fee for PowerShares DWA Tactical International Rotation Portfolio was higher than the unitary advisory fee for the other DWA Fund-of-Funds, reflecting, in part, its ability to invest, at times, in non-affiliated funds.

The Trustees considered that the Adviser had agreed to waive a portion of its unitary advisory fee, at least until February 28, 2020, for PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P Emerging Markets Momentum Portfolio, PowerShares S&P International Developed Low Volatility Portfolio and PowerShares S&P International Developed Momentum Portfolio.

The Trustees determined that each Fund’s unitary advisory fee was reasonable, noting the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s operating expenses was attributable to a license fee payable out of the unitary advisory fee charged to that Fund. The Board concluded that the unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund, other than PowerShares DWA Tactical International Rotation Portfolio and PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio. (The Trustees did not consider the estimated profitability of the Adviser in managing these Funds because they had not yet commenced operations as of December 31, 2017.) The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the unitary advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio at a meeting held on April 19, 2018. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage PowerShares Senior Loan Portfolio’s and PowerShares Treasury Collateral Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

86

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc. and Invesco Advisers, Inc. and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, the Trustees considered the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio was reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, except that Invesco Advisers, Inc. noted that it receives management fees from money market funds into which the Funds’ excess cash may be invested. The Trustees noted that the Adviser waives its fees on assets invested under such arrangement in amounts equal to fees received by Invesco Advisers, Inc. on the Funds’ assets invested in the money market funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio. No single factor was determinative in the Board’s analysis.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s Form N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com.

©2018 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PBETA-SAR-1	invesco.com/us

Item 2. Code of Ethics.

Not required for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) informed the Audit Committee of the Board of the Trust (the “Audit Committee”) that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives, or certain of its affiliates or covered persons receive, a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PwC informed the Audit Committee that it has, and that certain of its affiliates or covered persons have, relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances.

In an August 18, 2016 letter, and in subsequent communications, PwC affirmed to the Audit Committee that, as of the date of the letter and the subsequent communications, respectively, PwC is an independent accountant with respect to the Trust, within the meaning of PCAOB Rule 3520. In its letter and in its subsequent communications, PwC also informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, PwC has concluded that with regard to its compliance with the independence criteria set forth in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria and therefore it can continue to serve as the Trust’s registered public accounting firm. PWC has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) the lenders to PwC have no influence over any Fund, or other entity within the Invesco Fund Complex, or its investment adviser; (2) none of the officers or trustees of the Invesco Fund Complex whose shares are owned by PwC lenders are associated with those lenders; (3) PwC understands that the shares held by PwC lenders are held for the benefit of and on behalf of its policy owners/end investors; (4) investments in funds such as the Invesco Fund Complex funds are passive; (5) the PwC lenders are part of various syndicates of unrelated lenders; (6) there have been no changes to the loans in question since the origination of each respective note; (7) the debts are in good standing and no lender has the right to take action against PwC, as borrower, in connection with the financings; (8) the debt balances with each lender are immaterial to PwC and to each lender; and (9) the PwC audit engagement team has no involvement in PwC’s treasury function and PwC’s treasury function has no oversight of or ability to influence the PwC audit engagement team. In addition, PwC has communicated that the lending relationships appear to be consistent with the lending relationships described in the no-action letter and that they are not aware of other relationships that would be implicated by the Loan Rule. In addition to relying on PwC’s August 18, 2016 letter and subsequent communications regarding its independence, the Trust intends to rely upon the no-action letter.

If in the future the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Fund may need to take other action in order for the Fund’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance, but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual report.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics
Not required for a semi-annual report.

(a)(2)	Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Change in Registrant’s Independent Public Accountant – attached as Exhibit 99.ACCT

(b)	Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust II

By:	/s/ Daniel E. Draper.

Name:	Daniel E. Draper
Title:	President

Date:	July 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel E. Draper

Name:	Daniel E. Draper
Title:	President

Date:	July 6, 2018

By:	/s/ Steven Hill

Name:	Steven Hill
Title:	Treasurer

Date:	July 6, 2018